UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Domestic
Equity Funds
Semi-Annual Report
April 30, 2022 (Unaudited)

■ The Hartford Capital Appreciation Fund
■ Hartford Core Equity Fund
■ The Hartford Dividend and Growth Fund
■ The Hartford Equity Income Fund
■ The Hartford Growth Opportunities Fund
■ The Hartford Healthcare Fund
■ The Hartford MidCap Fund
■ The Hartford MidCap Value Fund
■ Hartford Quality Value Fund
■ The Hartford Small Cap Growth Fund
■ Hartford Small Cap Value Fund
■ The Hartford Small Company Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2021 through April 30, 2022.
Market Review
During the six months ended April 30, 2022, U.S. stocks, as measured by the S&P 500 Index,1 lost 9.65%. It’s been a difficult period for equities as U.S. and global policymakers have had to contend with the realities of persistent inflation, the gradual removal of fiscal and monetary support from the economy, an uneven winding down of pandemic restrictions, and a grinding war between Russia and Ukraine that has scrambled markets and heightened volatility.
The inflationary surge that began in mid-2021 became the dominant economic story for the period ended April 30, 2022 as nearly each monthly rise in the Consumer Price Index (CPI)2 exceeded the numbers reported in the previous month. By April 2022, the annual inflation rate, as measured by the CPI, rose by 8.3% a small retreat from the 8.5% CPI report from the previous month, but, nonetheless, a level of inflation not seen since the 1980s as prices for gasoline, food, and housing continued to increase.
The market’s early 2022 struggles stood in sharp contrast with the 28.71% annual return delivered by the S&P 500 Index for 2021. Even as equities were posting positive returns last year, the U.S. Federal Reserve (Fed) in December 2021 was already starting to implement a plan to reduce the $120 billion-per-month asset purchases that had been used to bolster an economy rocked by the pandemic in early 2020.
In March 2022, the Fed officially raised the federal funds rate by a quarter-percent. However, subsequent Fed minutes revealed that a number of the Federal Open Markets Committee members had grown alarmed by the accelerating inflation numbers and seemed to favor even more aggressive rate increases. By the period’s end, several rate hikes of at least a half-percent were priced into analysts’ expectations.
The signature event of the period was the February 24, 2022 invasion of Ukraine by Russia’s armed forces. The war caused an immediate spike in worldwide oil and commodity prices as Western nations joined together to impose economic sanctions against Russia. Early on, the Biden administration announced an embargo on Russian crude-oil imports, but then moved to ease the impact on domestic gasoline prices by releasing a million barrels of oil per day from the nation’s strategic petroleum reserve.
As the period ended, equity markets continued to display heightened volatility. Although the unemployment rate settled in at 3.6% in March and April of 2022 after a pair of strong job reports, the bond market also flashed signals that were interpreted to indicate that an overheated economy could lead to recession further down the road.
As 2022 progresses, it seems clear that inflationary pressures, Fed policy, and geopolitical tensions will continue to have a major impact on investments. Nowadays, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Domestic Equity Funds

The Hartford Capital Appreciation Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-12.23%	-8.91%	10.65%	11.85%
Class A3	-17.05%	-13.92%	9.41%	11.22%
Class C2	-12.58%	-9.62%	9.82%	11.03%
Class C4	-13.28%	-10.34%	9.82%	11.03%
Class I2	-12.11%	-8.66%	10.96%	12.18%
Class R3[2]	-12.38%	-9.24%	10.26%	11.49%
Class R4[2]	-12.25%	-8.97%	10.61%	11.84%
Class R5[2]	-12.13%	-8.68%	10.94%	12.17%
Class R6[2]	-12.08%	-8.59%	11.05%	12.28%
Class Y2	-12.14%	-8.69%	10.99%	12.25%
Class F2	-12.06%	-8.57%	11.05%	12.23%
Russell 3000 Index	-11.75%	-3.11%	13.01%	13.29%
S&P 500 Index	-9.65%	0.21%	13.66%	13.67%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.04%	1.04%
Class C	1.82%	1.82%
Class I	0.77%	0.77%
Class R3	1.41%	1.41%
Class R4	1.10%	1.10%
Class R5	0.80%	0.80%
Class R6	0.69%	0.69%
Class Y	0.80%	0.80%
Class F	0.69%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.9%
Consumer Discretionary	12.0
Consumer Staples	7.8
Energy	1.5
Financials	14.2
Health Care	16.4
Industrials	13.7
Information Technology	17.8
Materials	4.3
Real Estate	2.9
Utilities	0.9
Total	98.4%
Short-Term Investments	1.7
Other Assets & Liabilities	(0.1)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Core Equity Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 04/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-11.77%	-3.59%	13.17%	13.69%
Class A3	-16.62%	-8.90%	11.90%	13.05%
Class C2	-12.10%	-4.30%	12.33%	12.87%
Class C4	-12.96%	-5.23%	12.33%	12.87%
Class I2	-11.66%	-3.34%	13.46%	13.90%
Class R3[2]	-11.93%	-3.93%	12.77%	13.36%
Class R4[2]	-11.77%	-3.61%	13.15%	13.73%
Class R5[2]	-11.66%	-3.35%	13.45%	14.04%
Class R6[2]	-11.62%	-3.26%	13.56%	14.12%
Class Y2	-11.65%	-3.34%	13.49%	14.09%
Class F2	-11.62%	-3.24%	13.57%	13.96%
S&P 500 Index	-9.65%	0.21%	13.66%	13.67%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.70%	0.70%
Class C	1.45%	1.45%
Class I	0.45%	0.45%
Class R3	1.07%	1.07%
Class R4	0.76%	0.76%
Class R5	0.46%	0.46%
Class R6	0.36%	0.36%
Class Y	0.45%	0.45%
Class F	0.36%	0.36%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.6%
Consumer Discretionary	10.9
Consumer Staples	6.9
Energy	3.1
Financials	10.8
Health Care	17.0
Industrials	8.8
Information Technology	26.9
Materials	1.0
Real Estate	2.1
Utilities	2.5
Total	98.6%
Short-Term Investments	1.2
Other Assets & Liabilities	0.2
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

The Hartford Dividend and Growth Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-2.08%	6.33%	12.48%	12.45%
Class A3	-7.47%	0.49%	11.21%	11.81%
Class C2	-2.44%	5.52%	11.62%	11.60%
Class C4	-3.37%	4.52%	11.62%	11.60%
Class I2	-1.95%	6.60%	12.77%	12.72%
Class R3[2]	-2.23%	5.95%	12.07%	12.07%
Class R4[2]	-2.10%	6.25%	12.41%	12.41%
Class R5[2]	-1.95%	6.60%	12.75%	12.75%
Class R6[2]	-1.93%	6.70%	12.86%	12.85%
Class Y2	-1.92%	6.66%	12.81%	12.83%
Class F2	-1.94%	6.66%	12.86%	12.77%
S&P 500 Index	-9.65%	0.21%	13.66%	13.67%
Russell 1000 Value Index	-3.94%	1.32%	9.06%	11.17%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.75%	1.75%
Class I	0.71%	0.71%
Class R3	1.35%	1.35%
Class R4	1.03%	1.03%
Class R5	0.73%	0.73%
Class R6	0.63%	0.63%
Class Y	0.74%	0.69%
Class F	0.63%	0.63%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.5%
Consumer Discretionary	5.4
Consumer Staples	6.7
Energy	4.1
Financials	17.3
Health Care	17.1
Industrials	8.6
Information Technology	18.0
Materials	3.6
Real Estate	3.5
Utilities	5.0
Total	95.8%
Short-Term Investments	3.1
Other Assets & Liabilities	1.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Equity Income Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 08/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	0.19%	6.97%	10.45%	11.19%
Class A3	-5.32%	1.08%	9.21%	10.56%
Class C2	-0.15%	6.14%	9.62%	10.36%
Class C4	-1.07%	5.16%	9.62%	10.36%
Class I2	0.35%	7.22%	10.73%	11.47%
Class R3[2]	0.03%	6.57%	10.05%	10.80%
Class R4[2]	0.19%	6.90%	10.39%	11.13%
Class R5[2]	0.34%	7.22%	10.72%	11.47%
Class R6[2]	0.39%	7.31%	10.83%	11.57%
Class Y2	0.35%	7.21%	10.76%	11.54%
Class F2	0.40%	7.32%	10.83%	11.52%
Russell 1000 Value Index	-3.94%	1.32%	9.06%	11.17%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.74%	1.74%
Class I	0.73%	0.73%
Class R3	1.35%	1.35%
Class R4	1.04%	1.04%
Class R5	0.74%	0.74%
Class R6	0.65%	0.65%
Class Y	0.74%	0.74%
Class F	0.64%	0.64%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.4%
Consumer Discretionary	3.3
Consumer Staples	11.7
Energy	7.0
Financials	17.1
Health Care	20.0
Industrials	12.3
Information Technology	9.2
Materials	3.6
Real Estate	3.0
Utilities	7.0
Total	96.6%
Short-Term Investments	2.6
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Growth Opportunities Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 03/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-29.91%	-26.20%	13.75%	14.16%
Class A3	-33.77%	-30.26%	12.47%	13.52%
Class C2	-30.19%	-26.78%	12.90%	13.33%
Class C4	-30.53%	-27.14%	12.90%	13.33%
Class I2	-29.85%	-26.05%	14.03%	14.44%
Class R3[2]	-30.05%	-26.49%	13.35%	13.79%
Class R4[2]	-29.96%	-26.28%	13.69%	14.13%
Class R5[2]	-29.85%	-26.05%	14.02%	14.47%
Class R6[2]	-29.81%	-25.97%	14.14%	14.58%
Class Y2	-29.84%	-26.06%	14.08%	14.55%
Class F2	-29.80%	-25.96%	14.15%	14.50%
Russell 3000 Growth Index	-18.39%	-6.83%	16.58%	15.18%
Russell 1000 Growth Index	-17.84%	-5.35%	17.28%	15.56%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.06%	1.06%
Class C	1.83%	1.83%
Class I	0.82%	0.82%
Class R3	1.45%	1.45%
Class R4	1.14%	1.14%
Class R5	0.84%	0.84%
Class R6	0.73%	0.73%
Class Y	0.84%	0.84%
Class F	0.73%	0.73%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	20.4%
Consumer Discretionary	21.8
Financials	1.0
Health Care	12.5
Industrials	7.1
Information Technology	32.3
Materials	1.3
Real Estate	1.2
Total	97.6%
Short-Term Investments	2.1
Other Assets & Liabilities	0.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford Healthcare Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-13.83%	-9.88%	9.58%	13.93%
Class A3	-18.56%	-14.84%	8.34%	13.29%
Class C2	-14.14%	-10.57%	8.76%	13.09%
Class C4	-14.88%	-11.35%	8.76%	13.09%
Class I2	-13.70%	-9.65%	9.88%	14.26%
Class R3[2]	-13.98%	-10.22%	9.21%	13.58%
Class R4[2]	-13.85%	-9.94%	9.54%	13.93%
Class R5[2]	-13.71%	-9.67%	9.87%	14.26%
Class R6[2]	-13.67%	-9.57%	9.97%	14.38%
Class Y2	-13.71%	-9.66%	9.92%	14.35%
Class F2	-13.67%	-9.56%	9.98%	14.31%
S&P Composite 1500 Health Care Index	-3.03%	6.98%	13.55%	15.44%
S&P 500 Index	-9.65%	0.21%	13.66%	13.67%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 02/28/2019. Performance prior to that date is that of the Fund’s Class Y shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.24%	1.24%
Class C	2.01%	2.01%
Class I	0.98%	0.98%
Class R3	1.59%	1.59%
Class R4	1.29%	1.29%
Class R5	1.00%	1.00%
Class R6	0.88%	0.88%
Class Y	0.99%	0.99%
Class F	0.88%	0.88%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, changes in funding or subsidies, patent and intellectual property considerations, intense competitive pressures, rapid technological changes, long and costly process for obtaining product approval by government agencies, potential product obsolescence, rising cost of medical products and services, and liquidity risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets.
Composition by Subsector(1)
as of 04/30/2022
Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	12.0%
Consumer Finance	0.1
Health Care Equipment & Supplies	21.2
Health Care Providers & Services	23.4
Insurance	0.1
Life Sciences Tools & Services	10.8
Pharmaceuticals	31.3
Total	98.9%
Short-Term Investments	1.1
Other Assets & Liabilities	(0.0) *
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

7

The Hartford MidCap Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-18.81%	-18.79%	9.27%	11.54%
Class A3	-23.28%	-23.26%	8.04%	10.91%
Class C2	-19.09%	-19.41%	8.45%	10.72%
Class C4	-19.75%	-20.06%	8.45%	10.72%
Class I2	-18.72%	-18.63%	9.54%	11.81%
Class R3[2]	-18.96%	-19.09%	8.89%	11.17%
Class R4[2]	-18.83%	-18.85%	9.22%	11.52%
Class R5[2]	-18.70%	-18.60%	9.56%	11.85%
Class R6[2]	-18.67%	-18.51%	9.66%	11.97%
Class Y2	-18.68%	-18.54%	9.62%	11.94%
Class F2	-18.68%	-18.51%	9.66%	11.87%
S&P MidCap 400 Index	-9.88%	-7.03%	9.29%	11.40%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.07%	1.07%
Class C	1.84%	1.84%
Class I	0.85%	0.85%
Class R3	1.45%	1.45%
Class R4	1.15%	0.15%
Class R5	0.83%	0.83%
Class R6	0.73%	0.73%
Class Y	0.84%	0.79%
Class F	0.73%	0.73%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Classes I and Y and in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.8%
Consumer Discretionary	10.1
Consumer Staples	1.3
Energy	2.4
Financials	13.3
Health Care	18.1
Industrials	17.7
Information Technology	23.1
Materials	5.0
Real Estate	3.4
Utilities	2.8
Total	100.0%
Short-Term Investments	1.1
Other Assets & Liabilities	(1.1)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

The Hartford MidCap Value Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	0.34%	3.07%	8.40%	10.02%
Class A3	-5.18%	-2.60%	7.18%	9.40%
Class C2	-0.08%	2.29%	7.57%	9.21%
Class C4	-0.99%	1.36%	7.57%	9.21%
Class I2	0.51%	3.44%	8.73%	10.36%
Class R3[2]	0.22%	2.74%	8.08%	9.72%
Class R4[2]	0.37%	3.05%	8.41%	10.06%
Class R5[2]	0.52%	3.37%	8.72%	10.38%
Class Y2	0.46%	3.35%	8.77%	10.46%
Class F2	0.52%	3.44%	8.85%	10.43%
Russell Midcap Value Index	-4.84%	0.00%	8.61%	11.40%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.18%	1.18%
Class C	1.96%	1.96%
Class I	0.85%	0.85%
Class R3	1.49%	1.49%
Class R4	1.19%	1.19%
Class R5	0.89%	0.89%
Class Y	0.88%	0.88%
Class F	0.77%	0.77%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.4%
Consumer Discretionary	9.5
Consumer Staples	2.6
Energy	5.9
Financials	18.5
Health Care	11.1
Industrials	19.3
Information Technology	8.0
Materials	4.1
Real Estate	10.1
Utilities	5.7
Total	98.2%
Short-Term Investments	2.8
Other Assets & Liabilities	(1.0)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Quality Value Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 01/02/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-0.87%	5.81%	9.82%	10.66%
Class A3	-6.32%	-0.01%	8.59%	10.04%
Class C2	-1.25%	5.03%	8.99%	9.83%
Class C4	-2.18%	4.05%	8.99%	9.83%
Class I2	-0.75%	6.13%	10.18%	11.01%
Class R3[2]	-0.99%	5.57%	9.54%	10.37%
Class R4[2]	-0.85%	5.89%	9.87%	10.71%
Class R5[2]	-0.72%	6.17%	10.18%	11.03%
Class R6[2]	-0.63%	6.36%	10.31%	11.12%
Class Y2	-0.74%	6.22%	10.21%	11.07%
Class F2	-0.67%	6.33%	10.30%	11.08%
Russell 1000 Value Index	-3.94%	1.32%	9.06%	11.17%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
The returns include the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy prior to 11/01/2017.
Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	0.97%	0.96%
Class C	1.80%	1.71%
Class I	0.65%	0.65%
Class R3	1.27%	1.18%
Class R4	0.97%	0.88%
Class R5	0.67%	0.63%
Class R6	0.56%	0.46%
Class Y	0.66%	0.57%
Class F	0.56%	0.46%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.8%
Consumer Discretionary	6.2
Consumer Staples	7.2
Energy	5.1
Financials	20.7
Health Care	18.1
Industrials	11.0
Information Technology	10.1
Materials	3.8
Real Estate	4.4
Utilities	5.3
Total	96.7%
Short-Term Investments	2.5
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

The Hartford Small Cap Growth Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 01/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-25.87%	-25.51%	6.64%	9.94%
Class A3	-29.94%	-29.61%	5.44%	9.32%
Class C2	-26.14%	-26.03%	5.91%	9.18%
Class C4	-26.65%	-26.54%	5.91%	9.18%
Class I2	-25.76%	-25.27%	7.02%	10.30%
Class R3[2]	-25.97%	-25.73%	6.35%	9.66%
Class R4[2]	-25.86%	-25.49%	6.68%	10.00%
Class R5[2]	-25.76%	-25.29%	7.00%	10.33%
Class R6[2]	-25.71%	-25.19%	7.12%	10.43%
Class Y2	-25.74%	-25.25%	7.06%	10.42%
Class F2	-25.70%	-25.18%	7.12%	10.36%
Russell 2000 Growth Index	-26.77%	-26.44%	7.08%	9.95%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.19%	1.19%
Class C	1.90%	1.90%
Class I	0.84%	0.84%
Class R3	1.48%	1.48%
Class R4	1.18%	1.18%
Class R5	0.87%	0.87%
Class R6	0.77%	0.77%
Class Y	0.87%	0.83%
Class F	0.77%	0.77%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.1%
Consumer Discretionary	13.4
Consumer Staples	5.4
Energy	2.4
Financials	4.9
Health Care	21.7
Industrials	17.9
Information Technology	23.5
Materials	2.8
Real Estate	5.6
Total	99.7%
Short-Term Investments	0.8
Other Assets & Liabilities	(0.5)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Small Cap Value Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 01/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-8.14%	-10.03%	7.01%	9.06%
Class A3	-13.19%	-14.98%	5.80%	8.45%
Class C2	-8.60%	-10.78%	6.19%	8.24%
Class C4	-9.46%	-11.61%	6.19%	8.24%
Class I2	-8.08%	-9.83%	7.35%	9.31%
Class R3[2]	-8.28%	-10.16%	6.84%	8.86%
Class R4[2]	-8.11%	-9.90%	7.09%	9.15%
Class R5[2]	-8.02%	-9.69%	7.42%	9.48%
Class R6[2]	-8.01%	-9.67%	7.49%	9.54%
Class Y2	-8.06%	-9.67%	7.45%	9.52%
Class F2	-7.98%	-9.60%	7.50%	9.38%
Russell 2000 Value Index	-9.50%	-6.59%	6.75%	9.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
Performance prior to 11/01/2018 reflects when the Fund pursued different strategies.
Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 06/04/2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.30%	1.30%
Class C	2.09%	2.05%
Class I	0.97%	0.97%
Class R3	1.56%	1.50%
Class R4	1.26%	1.20%
Class R5	0.96%	0.90%
Class R6	0.85%	0.80%
Class Y	0.95%	0.85%
Class F	0.84%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.3%
Consumer Staples	4.6
Energy	3.0
Financials	33.8
Health Care	5.7
Industrials	21.1
Information Technology	11.6
Materials	3.2
Real Estate	3.5
Utilities	1.7
Total	98.5%
Short-Term Investments	1.0
Other Assets & Liabilities	0.5
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

The Hartford Small Company Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-25.45%	-26.61%	12.22%	10.58%
Class A3	-29.55%	-30.65%	10.96%	9.95%
Class C2	-25.74%	-27.22%	11.33%	9.74%
Class C4	-26.19%	-27.67%	11.33%	9.74%
Class I2	-25.32%	-26.40%	12.53%	10.87%
Class R3[2]	-25.53%	-26.84%	11.94%	10.34%
Class R4[2]	-25.43%	-26.62%	12.28%	10.67%
Class R5[2]	-25.31%	-26.42%	12.61%	11.00%
Class R6[2]	-25.28%	-26.32%	12.69%	11.09%
Class Y2	-25.31%	-26.37%	12.65%	11.07%
Class F2	-25.29%	-26.34%	12.69%	10.94%
Russell 2000 Growth Index	-26.77%	-26.44%	7.08%	9.95%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.23%	1.23%
Class C	2.05%	2.05%
Class I	0.96%	0.96%
Class R3	1.57%	1.57%
Class R4	1.26%	1.26%
Class R5	0.97%	0.97%
Class R6	0.85%	0.85%
Class Y	0.91%	0.91%
Class F	0.85%	0.85%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.1%
Consumer Discretionary	10.5
Consumer Staples	2.0
Energy	4.7
Financials	4.2
Health Care	20.5
Industrials	15.7
Information Technology	25.2
Materials	1.8
Real Estate	6.1
Total	94.8%
Short-Term Investments	5.8
Other Assets & Liabilities	(0.6)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Domestic Equity Funds
Benchmark Glossary (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on their market capitalization.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the US equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

14

Hartford Domestic Equity Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2021 through April 30, 2022. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
The Hartford Capital Appreciation Fund
Class A	$ 1,000.00	$ 877.70	$ 4.84	$ 1,000.00	$ 1,019.64	$ 5.21	1.04%
Class C	$ 1,000.00	$ 874.40	$ 8.55	$ 1,000.00	$ 1,015.67	$ 9.20	1.84%
Class I	$ 1,000.00	$ 879.10	$ 3.64	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class R3	$ 1,000.00	$ 876.20	$ 6.56	$ 1,000.00	$ 1,017.80	$ 7.05	1.41%
Class R4	$ 1,000.00	$ 877.50	$ 5.12	$ 1,000.00	$ 1,019.34	$ 5.51	1.10%
Class R5	$ 1,000.00	$ 878.90	$ 3.73	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class R6	$ 1,000.00	$ 879.20	$ 3.22	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class Y	$ 1,000.00	$ 879.00	$ 3.73	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class F	$ 1,000.00	$ 879.40	$ 3.22	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Hartford Core Equity Fund
Class A	$ 1,000.00	$ 882.30	$ 3.22	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class C	$ 1,000.00	$ 879.00	$ 6.76	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class I	$ 1,000.00	$ 883.40	$ 2.10	$ 1,000.00	$ 1,022.56	$ 2.26	0.45%
Class R3	$ 1,000.00	$ 880.70	$ 4.94	$ 1,000.00	$ 1,019.54	$ 5.31	1.06%
Class R4	$ 1,000.00	$ 882.30	$ 3.41	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class R5	$ 1,000.00	$ 883.40	$ 2.15	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class R6	$ 1,000.00	$ 883.80	$ 1.68	$ 1,000.00	$ 1,023.01	$ 1.81	0.36%
Class Y	$ 1,000.00	$ 883.50	$ 2.10	$ 1,000.00	$ 1,022.56	$ 2.26	0.45%
Class F	$ 1,000.00	$ 883.80	$ 1.68	$ 1,000.00	$ 1,023.01	$ 1.81	0.36%
15

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
The Hartford Dividend and Growth Fund
Class A	$ 1,000.00	$ 979.20	$ 4.66	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class C	$ 1,000.00	$ 975.60	$ 8.48	$ 1,000.00	$ 1,016.22	$ 8.65	1.73%
Class I	$ 1,000.00	$ 980.50	$ 3.44	$ 1,000.00	$ 1,021.32	$ 3.51	0.70%
Class R3	$ 1,000.00	$ 977.70	$ 6.47	$ 1,000.00	$ 1,018.25	$ 6.61	1.32%
Class R4	$ 1,000.00	$ 979.00	$ 5.06	$ 1,000.00	$ 1,019.69	$ 5.16	1.03%
Class R5	$ 1,000.00	$ 980.50	$ 3.53	$ 1,000.00	$ 1,021.22	$ 3.61	0.72%
Class R6	$ 1,000.00	$ 980.70	$ 3.09	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class Y	$ 1,000.00	$ 980.80	$ 3.29	$ 1,000.00	$ 1,021.47	$ 3.36	0.67%
Class F	$ 1,000.00	$ 980.60	$ 3.04	$ 1,000.00	$ 1,021.72	$ 3.11	0.62%
The Hartford Equity Income Fund
Class A	$ 1,000.00	$ 1,001.90	$ 4.81	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
Class C	$ 1,000.00	$ 998.50	$ 8.67	$ 1,000.00	$ 1,016.12	$ 8.75	1.75%
Class I	$ 1,000.00	$ 1,003.50	$ 3.63	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class R3	$ 1,000.00	$ 1,000.30	$ 6.74	$ 1,000.00	$ 1,018.05	$ 6.81	1.36%
Class R4	$ 1,000.00	$ 1,001.90	$ 5.21	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class R5	$ 1,000.00	$ 1,003.40	$ 3.78	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Class R6	$ 1,000.00	$ 1,003.90	$ 3.23	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class Y	$ 1,000.00	$ 1,003.50	$ 3.63	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class F	$ 1,000.00	$ 1,004.00	$ 3.18	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
The Hartford Growth Opportunities Fund
Class A	$ 1,000.00	$ 700.90	$ 4.51	$ 1,000.00	$ 1,019.49	$ 5.36	1.07%
Class C	$ 1,000.00	$ 698.10	$ 7.83	$ 1,000.00	$ 1,015.57	$ 9.30	1.86%
Class I	$ 1,000.00	$ 701.50	$ 3.59	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class R3	$ 1,000.00	$ 699.50	$ 6.11	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class R4	$ 1,000.00	$ 700.40	$ 4.85	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class R5	$ 1,000.00	$ 701.60	$ 3.59	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class R6	$ 1,000.00	$ 701.90	$ 3.12	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class Y	$ 1,000.00	$ 701.60	$ 3.54	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Class F	$ 1,000.00	$ 702.00	$ 3.12	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
The Hartford Healthcare Fund
Class A	$ 1,000.00	$ 861.40	$ 5.77	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Class C	$ 1,000.00	$ 858.10	$ 9.35	$ 1,000.00	$ 1,014.73	$ 10.14	2.03%
Class I	$ 1,000.00	$ 862.40	$ 4.66	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class R3	$ 1,000.00	$ 859.90	$ 7.42	$ 1,000.00	$ 1,016.81	$ 8.05	1.61%
Class R4	$ 1,000.00	$ 861.20	$ 6.05	$ 1,000.00	$ 1,018.30	$ 6.56	1.31%
Class R5	$ 1,000.00	$ 862.40	$ 4.66	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class R6	$ 1,000.00	$ 862.80	$ 4.11	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class Y	$ 1,000.00	$ 862.40	$ 4.62	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class F	$ 1,000.00	$ 863.00	$ 4.11	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
The Hartford MidCap Fund
Class A	$ 1,000.00	$ 811.90	$ 4.90	$ 1,000.00	$ 1,019.39	$ 5.46	1.09%
Class C	$ 1,000.00	$ 809.10	$ 8.35	$ 1,000.00	$ 1,015.57	$ 9.30	1.86%
Class I	$ 1,000.00	$ 812.80	$ 3.86	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class R3	$ 1,000.00	$ 810.40	$ 6.51	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class R4	$ 1,000.00	$ 811.70	$ 5.12	$ 1,000.00	$ 1,019.14	$ 5.71	1.14%
Class R5	$ 1,000.00	$ 813.00	$ 3.87	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class R6	$ 1,000.00	$ 813.30	$ 3.33	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class Y	$ 1,000.00	$ 813.00	$ 3.51	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class F	$ 1,000.00	$ 813.20	$ 3.33	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
16

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
The Hartford MidCap Value Fund
Class A	$ 1,000.00	$ 1,003.40	$ 5.71	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class C	$ 1,000.00	$ 999.20	$ 9.62	$ 1,000.00	$ 1,015.17	$ 9.69	1.94%
Class I	$ 1,000.00	$ 1,005.70	$ 4.18	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Class R3	$ 1,000.00	$ 1,002.20	$ 7.35	$ 1,000.00	$ 1,017.46	$ 7.40	1.48%
Class R4	$ 1,000.00	$ 1,003.70	$ 5.86	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class R5	$ 1,000.00	$ 1,005.20	$ 4.38	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class Y	$ 1,000.00	$ 1,004.60	$ 4.32	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Class F	$ 1,000.00	$ 1,005.20	$ 3.78	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Hartford Quality Value Fund
Class A	$ 1,000.00	$ 991.30	$ 4.64	$ 1,000.00	$ 1,020.13	$ 4.71	0.94%
Class C	$ 1,000.00	$ 987.50	$ 8.43	$ 1,000.00	$ 1,016.31	$ 8.55	1.71%
Class I	$ 1,000.00	$ 992.50	$ 3.11	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class R3	$ 1,000.00	$ 990.10	$ 5.82	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class R4	$ 1,000.00	$ 991.50	$ 4.35	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class R5	$ 1,000.00	$ 992.80	$ 3.11	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class R6	$ 1,000.00	$ 993.70	$ 2.27	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class Y	$ 1,000.00	$ 992.60	$ 2.82	$ 1,000.00	$ 1,021.97	$ 2.86	0.57%
Class F	$ 1,000.00	$ 993.30	$ 2.27	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
The Hartford Small Cap Growth Fund
Class A	$ 1,000.00	$ 741.30	$ 5.23	$ 1,000.00	$ 1,018.79	$ 6.06	1.21%
Class C	$ 1,000.00	$ 738.60	$ 8.49	$ 1,000.00	$ 1,015.03	$ 9.84	1.97%
Class I	$ 1,000.00	$ 742.40	$ 3.84	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class R3	$ 1,000.00	$ 740.30	$ 6.47	$ 1,000.00	$ 1,017.36	$ 7.50	1.50%
Class R4	$ 1,000.00	$ 741.40	$ 5.23	$ 1,000.00	$ 1,018.79	$ 6.06	1.21%
Class R5	$ 1,000.00	$ 742.40	$ 3.93	$ 1,000.00	$ 1,020.28	$ 4.56	0.91%
Class R6	$ 1,000.00	$ 742.90	$ 3.41	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class Y	$ 1,000.00	$ 742.60	$ 3.67	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class F	$ 1,000.00	$ 743.00	$ 3.42	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Hartford Small Cap Value Fund
Class A	$ 1,000.00	$ 917.80	$ 5.94	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Class C	$ 1,000.00	$ 914.00	$ 9.73	$ 1,000.00	$ 1,014.63	$ 10.24	2.05%
Class I	$ 1,000.00	$ 919.20	$ 4.57	$ 1,000.00	$ 1,020.03	$ 4.81	0.96%
Class R3	$ 1,000.00	$ 917.20	$ 6.75	$ 1,000.00	$ 1,017.75	$ 7.10	1.42%
Class R4	$ 1,000.00	$ 918.90	$ 5.47	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class R5	$ 1,000.00	$ 919.80	$ 4.09	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class R6	$ 1,000.00	$ 919.90	$ 3.81	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class Y	$ 1,000.00	$ 920.00	$ 4.05	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class F	$ 1,000.00	$ 920.20	$ 3.81	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
The Hartford Small Company Fund
Class A	$ 1,000.00	$ 745.90	$ 5.41	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Class C	$ 1,000.00	$ 742.60	$ 9.03	$ 1,000.00	$ 1,014.43	$ 10.44	2.09%
Class I	$ 1,000.00	$ 746.80	$ 4.24	$ 1,000.00	$ 1,019.93	$ 4.91	0.98%
Class R3	$ 1,000.00	$ 744.70	$ 6.83	$ 1,000.00	$ 1,016.96	$ 7.90	1.58%
Class R4	$ 1,000.00	$ 745.70	$ 5.54	$ 1,000.00	$ 1,018.45	$ 6.41	1.28%
Class R5	$ 1,000.00	$ 746.90	$ 4.24	$ 1,000.00	$ 1,019.93	$ 4.91	0.98%
Class R6	$ 1,000.00	$ 747.20	$ 3.73	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class Y	$ 1,000.00	$ 746.90	$ 4.03	$ 1,000.00	$ 1,020.18	$ 4.66	0.93%
Class F	$ 1,000.00	$ 747.10	$ 3.73	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
17

The Hartford Capital Appreciation Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Automobiles & Components - 0.7%
8,048	Tesla, Inc.*	$ 7,007,876
172,302	Thor Industries, Inc.(1)	13,189,718
226,921	Visteon Corp.*	23,760,898
		43,958,492
	Banks - 3.3%
965,415	Bank of America Corp.	34,446,007
1,063,312	Cadence Bank	26,625,332
581,213	JP Morgan Chase & Co.	69,373,584
148,030	PNC Financial Services Group, Inc.	24,587,783
402,868	Western Alliance Bancorp	30,662,284
452,757	Zions Bancorp NA	25,585,298
		211,280,288
	Capital Goods - 9.5%
592,507	AerCap Holdings N.V.*	27,676,002
239,825	AMETEK, Inc.	30,280,304
326,959	Builders FirstSource, Inc.*	20,130,866
206,545	Esab Corp.*	9,707,615
151,659	HEICO Corp.	21,418,801
806,800	HF Global, Inc.*(2)(3)(4)	16,967,004
436,027	Honeywell International, Inc.	84,375,585
148,499	IDEX Corp.	28,188,080
201,232	John Bean Technologies Corp.	23,723,240
355,847	Johnson Controls International plc	21,304,560
114,156	Lockheed Martin Corp.	49,329,091
259,852	Middleby Corp.*	39,988,624
182,124	Northrop Grumman Corp.	80,025,286
789,987	Otis Worldwide Corp.	57,542,653
155,396	Snap-on, Inc.	33,020,096
606,872	Spirit AeroSystems Holdings, Inc. Class A	25,512,899
452,985	Westinghouse Air Brake Technologies Corp.	40,727,881
		609,918,587
	Commercial & Professional Services - 2.2%
289,187	Clean Harbors, Inc.*	30,344,392
232,167	Copart, Inc.*	26,385,780
244,179	CoStar Group, Inc.*	15,534,668
345,677	Leidos Holdings, Inc.	35,781,026
165,162	Verisk Analytics, Inc.	33,701,306
		141,747,172
	Consumer Durables & Apparel - 3.5%
109,771	Garmin Ltd.	12,046,269
179,331	Lennar Corp. Class A	13,717,028
165,536	Lululemon Athletica, Inc.*	58,704,032
596,172	NIKE, Inc. Class B	74,342,648
3,004	NVR, Inc.*	13,146,135
533,446	Peloton Interactive, Inc. Class A*	9,367,312
521,761	Steven Madden Ltd.	21,423,507
472,776	VF Corp.	24,584,352
		227,331,283
	Consumer Services - 3.4%
296,426	Airbnb, Inc. Class A*	45,415,428
1,712,335	Denny's Corp.*	21,952,135
761,562	DraftKings, Inc. Class A*	10,418,168
315,369	Hilton Worldwide Holdings, Inc.*	48,973,652
272,074	McDonald's Corp.	67,789,958
646,124	Six Flags Entertainment Corp.*	24,727,165
		219,276,506
	Diversified Financials - 3.7%
552,512	American Express Co.	96,529,371
561,158	Bank of New York Mellon Corp.	23,602,305
38,363	BlackRock, Inc.	23,964,599
82,431	Moody's Corp.	26,087,763
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Diversified Financials - 3.7% - (continued)
199,117	T Rowe Price Group, Inc.	$ 24,499,356
195,870	Tradeweb Markets, Inc. Class A	13,943,985
471,961	Voya Financial, Inc.	29,799,618
		238,426,997
	Energy - 1.5%
160,903	Chevron Corp.	25,208,673
93,891	Diamondback Energy, Inc.	11,851,861
1,415,125	Marathon Oil Corp.	35,264,915
540,632	TotalEnergies SE ADR	26,334,185
		98,659,634
	Food & Staples Retailing - 1.1%
463,399	Sysco Corp.	39,611,346
766,780	U.S. Foods Holding Corp.*	28,846,264
		68,457,610
	Food, Beverage & Tobacco - 3.6%
1,359,852	Coca-Cola Co.	87,860,038
479,639	General Mills, Inc.	33,924,866
492,236	PepsiCo., Inc.	84,521,844
275,768	Philip Morris International, Inc.	27,576,800
		233,883,548
	Health Care Equipment & Services - 9.7%
38,464	ABIOMED, Inc.*	11,023,013
682,791	Baxter International, Inc.	48,519,129
33,795	DexCom, Inc.*	13,807,961
625,378	Encompass Health Corp.	43,044,768
177,519	Enovis Corp.*	11,515,658
118,202	Insulet Corp.*	28,249,096
478,343	Integra LifeSciences Holdings Corp.*	29,255,458
145,103	Intuitive Surgical, Inc.*	34,723,148
1,073,779	Medtronic plc	112,059,576
114,380	Molina Healthcare, Inc.*	35,852,411
232,302	Stryker Corp.	56,045,181
38,747	Teleflex, Inc.	11,066,918
304,446	UnitedHealth Group, Inc.	154,826,013
187,132	Veeva Systems, Inc. Class A*	34,048,667
		624,036,997
	Household & Personal Products - 3.1%
1,603,005	Colgate-Palmolive Co.	123,511,535
494,349	Procter & Gamble Co.	79,367,732
		202,879,267
	Insurance - 6.4%
6,586,362	Aegon N.V. ADR(1)	33,853,901
24,182	Alleghany Corp.*	20,228,243
157,944	Assurant, Inc.	28,726,855
437,033	Brown & Brown, Inc.	27,087,305
630,673	Chubb Ltd.	130,202,441
193,720	Hanover Insurance Group, Inc.	28,441,971
466,776	Kemper Corp.	21,546,380
499,196	Marsh & McLennan Cos., Inc.	80,719,993
695,099	MetLife, Inc.	45,654,102
		416,461,191
	Materials - 4.3%
75,347	Albemarle Corp.	14,529,162
391,637	Celanese Corp.	57,547,141
418,633	Ecolab, Inc.	70,891,312
609,657	FMC Corp.	80,803,939
180,476	Linde plc	56,301,293
		280,072,847
	Media & Entertainment - 6.9%
61,543	Activision Blizzard, Inc.	4,652,651

The accompanying notes are an integral part of these financial statements.
18

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Media & Entertainment - 6.9% - (continued)
62,155	Alphabet, Inc. Class A*	$ 141,849,520
735,771	Cargurus, Inc.*	24,044,996
762,678	Comcast Corp. Class A	30,324,077
122,883	Electronic Arts, Inc.	14,506,338
259,706	Match Group, Inc.*	20,555,730
239,193	Meta Platforms, Inc. Class A*	47,951,021
770,862	Omnicom Group, Inc.	58,685,724
251,499	Pinterest, Inc. Class A*	5,160,760
212,771	Roku, Inc.*	19,766,426
783,526	Snap, Inc. Class A*	22,299,150
167,956	Spotify Technology S.A.*	17,072,727
218,298	Walt Disney Co.*	24,368,606
260,426	ZoomInfo Technologies, Inc. Class A*	12,344,192
		443,581,918
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
46,566	Alnylam Pharmaceuticals, Inc.*	6,213,301
173,438	Apellis Pharmaceuticals, Inc.*	7,549,756
801,295	AstraZeneca plc ADR	53,205,988
327,456	Danaher Corp.	82,234,025
50,235	Eli Lilly & Co.	14,675,151
445,118	Exact Sciences Corp.*	24,503,746
108,567	Illumina, Inc.*	32,206,401
62,659	Jazz Pharmaceuticals plc*	10,039,225
456,939	Johnson & Johnson	82,459,212
1,763,217	Pfizer, Inc.	86,521,058
206,708	PTC Therapeutics, Inc.*	7,302,994
51,441	Seagen, Inc.*	6,739,285
112,936	Ultragenyx Pharmaceutical, Inc.*	7,983,446
33,832	Vertex Pharmaceuticals, Inc.*	9,243,579
		430,877,167
	Real Estate - 2.9%
261,303	American Tower Corp. REIT	62,979,249
57,011	AvalonBay Communities, Inc. REIT	12,968,862
699,926	Gaming and Leisure Properties, Inc. REIT	31,062,716
338,229	Ryman Hospitality Properties, Inc. REIT*	31,617,647
1,142,745	VICI Properties, Inc. REIT	34,065,229
157,256	Welltower, Inc. REIT	14,280,417
59,721	WeWork, Inc. Class A*(1)	418,644
		187,392,764
	Retailing - 4.4%
36,494	Amazon.com, Inc.*	90,710,581
15,726	AutoZone, Inc.*	30,751,721
245,425	Chewy, Inc. Class A*(1)	7,132,051
207,339	Etsy, Inc.*	19,321,921
1,479,052	TJX Cos., Inc.	90,636,307
316,327	Tory Burch LLC*(2)(3)(4)	12,877,659
86,018	Ulta Beauty, Inc.*	34,131,942
		285,562,182
	Semiconductors & Semiconductor Equipment - 1.7%
183,189	Advanced Micro Devices, Inc.*	15,666,323
192,470	MKS Instruments, Inc.	21,937,731
248,479	NVIDIA Corp.	46,085,400
39,339	SolarEdge Technologies, Inc.*	9,850,879
66,225	Synaptics, Inc.*	9,830,439
72,200	Universal Display Corp.	9,222,106
		112,592,878
	Software & Services - 12.0%
138,692	Accenture plc Class A	41,657,529
233,590	Block, Inc. Class A*	23,251,549
372,997	Cognizant Technology Solutions Corp. Class A	30,175,457
140,503	DocuSign, Inc. Class A*	11,380,743
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Software & Services - 12.0% - (continued)
243,923	Dynatrace, Inc.*	$ 9,356,886
532,655	Fidelity National Information Services, Inc.	52,812,743
100,753	Five9, Inc.*	11,092,905
351,498	Genpact Ltd.	14,154,825
93,825	Guidewire Software, Inc.*	8,157,146
59,285	Intuit, Inc.	24,825,594
244,526	Mastercard, Inc. Class A	88,855,858
377,895	Microsoft Corp.	104,873,420
71,123	MongoDB, Inc. Class A*	25,243,686
122,130	Okta, Inc.*	14,571,330
47,646	Palo Alto Networks, Inc.*	26,742,747
76,909	Paycom Software, Inc.*	21,647,576
132,507	RingCentral, Inc. Class A*	11,243,219
68,687	salesforce.com, Inc.*	12,084,791
12,640	Sharecare, Inc. Earnout*(2)(3)(4)	3,463
11,689	Shopify, Inc. Class A*	4,989,099
106,043	Synopsys, Inc.*	30,412,072
253,141	UiPath, Inc. Class A*	4,513,504
578,161	Visa, Inc.	123,223,454
1,407,192	Western Union Co.	23,584,538
96,811	WEX, Inc.*	16,093,861
185,949	Workday, Inc. Class A*	38,435,658
		773,383,653
	Technology Hardware & Equipment - 4.0%
460,202	Apple, Inc.	72,550,845
301,122	Arista Networks, Inc.*	34,800,669
252,594	CDW Corp.	41,218,289
499,627	Cisco Systems, Inc.	24,471,730
126,431	F5, Inc.*	21,165,814
950,122	Flex Ltd.*	15,667,512
248,946	II-VI, Inc.*	15,237,985
390,028	Lumentum Holdings, Inc.*	31,674,174
		256,787,018
	Transportation - 2.0%
82,375	J.B. Hunt Transport Services, Inc.	14,073,769
980,935	Southwest Airlines Co.*	45,829,283
415,642	Uber Technologies, Inc.*	13,084,410
231,483	Union Pacific Corp.	54,234,152
		127,221,614
	Utilities - 0.9%
308,933	Dominion Energy, Inc.	25,221,290
357,204	Eversource Energy	31,219,630
		56,440,920
	Total Common Stocks (cost $5,754,770,185)	$ 6,290,230,533
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(2)(3)(4)	$ 1,432,389
	Software & Services - 0.1%
566,622	Essence Group Holdings Corp. Series 3*(2)(3)(4)	1,155,909
77,707	Lookout, Inc. Series F*(2)(3)(4)	669,057
		1,824,966
	Total Convertible Preferred Stocks (cost $2,457,101)	$ 3,257,355

The accompanying notes are an integral part of these financial statements.
19

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
201,030	iShares Russell 1000 Growth ETF (1)		$ 49,001,063
	Total Exchange-Traded Funds (cost $51,729,221)		$ 49,001,063
	Total Long-Term Investments (Cost $5,808,956,507)		$ 6,342,488,951
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 1.4%
$ 91,914,751	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $91,916,589; collateralized by U.S. Treasury Bond at 1.750%, maturing 08/15/2041, with a market value of $48,987,759 and U.S. Treasury Bond at 4.375%, maturing 05/15/2041, with a market value of $44,765,336		$ 91,914,751
	Securities Lending Collateral - 0.3%
5,725,536	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(5)		5,725,536
13,888,971	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(5)		13,888,971
			19,614,507
	Total Short-Term Investments (cost $111,529,258)		$ 111,529,258
	Total Investments (cost $5,920,485,765)	100.1%	$ 6,454,018,209
	Other Assets and Liabilities	(0.1)%	(5,711,470)
	Total Net Assets	100.0%	$ 6,448,306,739
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $33,105,481, which represented 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $33,105,481 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	$ 895,999	$ 1,155,909
06/2015	HF Global, Inc.	806,800	10,846,942	16,967,004
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	669,057
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	33,739	673,447	1,432,389
07/2021	Sharecare, Inc. Earnout	12,640	—	3,463
11/2013	Tory Burch LLC	316,327	24,792,580	12,877,659
			$ 38,096,623	$ 33,105,481

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	398	06/17/2022	$ 102,301,920	$ (5,817,240)
Total futures contracts				$ (5,817,240)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
20

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 43,958,492	$ 43,958,492	$ —	$ —
Banks	211,280,288	211,280,288	—	—
Capital Goods	609,918,587	592,951,583	—	16,967,004
Commercial & Professional Services	141,747,172	141,747,172	—	—
Consumer Durables & Apparel	227,331,283	227,331,283	—	—
Consumer Services	219,276,506	219,276,506	—	—
Diversified Financials	238,426,997	238,426,997	—	—
Energy	98,659,634	98,659,634	—	—
Food & Staples Retailing	68,457,610	68,457,610	—	—
Food, Beverage & Tobacco	233,883,548	233,883,548	—	—
Health Care Equipment & Services	624,036,997	624,036,997	—	—
Household & Personal Products	202,879,267	202,879,267	—	—
Insurance	416,461,191	416,461,191	—	—
Materials	280,072,847	280,072,847	—	—
Media & Entertainment	443,581,918	443,581,918	—	—
Pharmaceuticals, Biotechnology & Life Sciences	430,877,167	430,877,167	—	—
Real Estate	187,392,764	187,392,764	—	—
Retailing	285,562,182	272,684,523	—	12,877,659
Semiconductors & Semiconductor Equipment	112,592,878	112,592,878	—	—
Software & Services	773,383,653	773,380,190	—	3,463
Technology Hardware & Equipment	256,787,018	256,787,018	—	—
Transportation	127,221,614	127,221,614	—	—
Utilities	56,440,920	56,440,920	—	—
Convertible Preferred Stocks	3,257,355	—	—	3,257,355
Exchange-Traded Funds	49,001,063	49,001,063	—	—
Short-Term Investments	111,529,258	19,614,507	91,914,751	—
Total	$ 6,454,018,209	$ 6,328,997,977	$ 91,914,751	$ 33,105,481
Liabilities
Futures Contracts(2)	$ (5,817,240)	$ (5,817,240)	$ —	$ —
Total	$ (5,817,240)	$ (5,817,240)	$ —	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $37,516 were transferred into Level 3 due to the unavailability of significant observable inputs. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
21

Hartford Core Equity Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 1.7%
5,130,760	Ford Motor Co.	$ 72,651,562
130,186	Tesla, Inc.*	113,360,761
		186,012,323
	Banks - 4.6%
5,792,823	Bank of America Corp.	206,687,924
1,870,925	JP Morgan Chase & Co.	223,313,608
432,768	PNC Financial Services Group, Inc.	71,882,765
		501,884,297
	Capital Goods - 7.3%
920,873	AMETEK, Inc.	116,269,425
359,805	Deere & Co.	135,844,378
1,050,412	Fortune Brands Home & Security, Inc.	74,841,855
483,810	IDEX Corp.	91,836,814
532,303	Illinois Tool Works, Inc.	104,922,244
1,881,720	Johnson Controls International plc	112,658,576
1,598,940	Raytheon Technologies Corp.	151,755,396
		788,128,688
	Commercial & Professional Services - 1.5%
906,222	Leidos Holdings, Inc.	93,803,039
516,523	Republic Services, Inc. Class A	69,353,543
		163,156,582
	Consumer Durables & Apparel - 1.2%
1,064,107	NIKE, Inc. Class B	132,694,143
	Consumer Services - 2.8%
397,680	Airbnb, Inc. Class A*	60,928,553
40,189	Booking Holdings, Inc.*	88,830,148
625,493	McDonald's Corp.	155,847,836
		305,606,537
	Diversified Financials - 4.2%
1,032,297	American Express Co.	180,352,609
1,503,324	Charles Schwab Corp.	99,715,481
2,112,381	Morgan Stanley	170,236,785
		450,304,875
	Energy - 3.1%
1,165,802	ConocoPhillips	111,357,407
1,906,321	EOG Resources, Inc.	222,582,040
		333,939,447
	Food & Staples Retailing - 1.1%
1,395,596	Sysco Corp.	119,295,546
	Food, Beverage & Tobacco - 2.5%
659,107	Constellation Brands, Inc. Class A	162,199,642
1,236,730	Monster Beverage Corp.*	105,963,026
		268,162,668
	Health Care Equipment & Services - 8.1%
961,009	Abbott Laboratories	109,074,521
1,558,651	Baxter International, Inc.	110,757,740
504,099	Becton Dickinson and Co.	124,608,232
1,478,019	Hologic, Inc.*	106,402,588
369,372	Laboratory Corp. of America Holdings*	88,752,704
660,143	UnitedHealth Group, Inc.	335,715,723
		875,311,508
	Household & Personal Products - 3.3%
1,197,559	Colgate-Palmolive Co.	92,271,921
1,660,045	Procter & Gamble Co.	266,520,225
		358,792,146
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Insurance - 2.0%
620,673	Chubb Ltd.	$ 128,137,941
856,032	Progressive Corp.	91,903,595
		220,041,536
	Materials - 1.0%
858,219	PPG Industries, Inc.	109,843,450
	Media & Entertainment - 7.6%
243,786	Alphabet, Inc. Class A*	556,365,971
596,532	Meta Platforms, Inc. Class A*	119,586,770
1,322,503	Walt Disney Co.*	147,631,010
		823,583,751
	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
521,089	Danaher Corp.	130,861,081
765,910	Eli Lilly & Co.	223,745,289
4,063,297	Pfizer, Inc.	199,385,984
215,141	Regeneron Pharmaceuticals, Inc.*	141,801,584
324,852	Thermo Fisher Scientific, Inc.	179,617,168
335,058	Vertex Pharmaceuticals, Inc.*	91,544,547
		966,955,653
	Real Estate - 2.1%
415,782	AvalonBay Communities, Inc. REIT	94,582,089
821,585	Prologis, Inc. REIT	131,691,860
		226,273,949
	Retailing - 5.2%
161,255	Amazon.com, Inc.*	400,820,266
2,687,673	TJX Cos., Inc.	164,700,601
		565,520,867
	Semiconductors & Semiconductor Equipment - 4.7%
1,031,633	Advanced Micro Devices, Inc.*	88,225,254
307,018	KLA Corp.	98,018,567
246,301	NVIDIA Corp.	45,681,447
814,518	QUALCOMM, Inc.	113,780,019
976,756	Texas Instruments, Inc.	166,292,709
		511,997,996
	Software & Services - 12.3%
869,108	Fidelity National Information Services, Inc.	86,172,058
560,422	Global Payments, Inc.	76,766,606
1,005,637	GoDaddy, Inc. Class A*	81,265,526
526,297	Mastercard, Inc. Class A	191,245,804
2,154,979	Microsoft Corp.	598,049,772
165,406	Palo Alto Networks, Inc.*	92,839,080
717,178	salesforce.com, Inc.*	126,180,297
395,406	Workday, Inc. Class A*	81,730,420
		1,334,249,563
	Technology Hardware & Equipment - 9.9%
3,504,805	Apple, Inc.	552,532,508
648,636	CDW Corp.	105,844,423
2,684,015	Corning, Inc.	94,450,488
507,932	F5, Inc.*	85,032,896
658,606	Motorola Solutions, Inc.	140,737,516
1,265,221	NetApp, Inc.	92,677,438
		1,071,275,269
	Telecommunication Services - 1.0%
2,382,342	Verizon Communications, Inc.	110,302,435

The accompanying notes are an integral part of these financial statements.
22

Hartford Core Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	Utilities - 2.5%
1,517,184	American Electric Power Co., Inc.		$ 150,368,106
1,123,951	Duke Energy Corp.		123,814,442
			274,182,548
	Total Common Stocks (cost $7,575,805,277)		$ 10,697,515,777
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
$ 127,199,073	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $127,201,617; collateralized by U.S. Treasury Bond at 2.125%, maturing 02/15/2041, with a market value of $13,652,487, U.S. Treasury Bond at 4.375%, maturing 05/15/2041, with a market value of $116,090,715		$ 127,199,073
	Total Short-Term Investments (cost $127,199,073)		$ 127,199,073
	Total Investments (cost $7,703,004,350)	99.8%	$ 10,824,714,850
	Other Assets and Liabilities	0.2%	20,469,393
	Total Net Assets	100.0%	$ 10,845,184,243
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 186,012,323	$ 186,012,323	$ —	$ —
Banks	501,884,297	501,884,297	—	—
Capital Goods	788,128,688	788,128,688	—	—
Commercial & Professional Services	163,156,582	163,156,582	—	—
Consumer Durables & Apparel	132,694,143	132,694,143	—	—
Consumer Services	305,606,537	305,606,537	—	—
Diversified Financials	450,304,875	450,304,875	—	—
Energy	333,939,447	333,939,447	—	—
Food & Staples Retailing	119,295,546	119,295,546	—	—
Food, Beverage & Tobacco	268,162,668	268,162,668	—	—
Health Care Equipment & Services	875,311,508	875,311,508	—	—
Household & Personal Products	358,792,146	358,792,146	—	—
Insurance	220,041,536	220,041,536	—	—
Materials	109,843,450	109,843,450	—	—
Media & Entertainment	823,583,751	823,583,751	—	—
Pharmaceuticals, Biotechnology & Life Sciences	966,955,653	966,955,653	—	—
Real Estate	226,273,949	226,273,949	—	—
Retailing	565,520,867	565,520,867	—	—
Semiconductors & Semiconductor Equipment	511,997,996	511,997,996	—	—
Software & Services	1,334,249,563	1,334,249,563	—	—
Technology Hardware & Equipment	1,071,275,269	1,071,275,269	—	—
Telecommunication Services	110,302,435	110,302,435	—	—
Utilities	274,182,548	274,182,548	—	—
Short-Term Investments	127,199,073	—	127,199,073	—
Total	$ 10,824,714,850	$ 10,697,515,777	$ 127,199,073	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
23

The Hartford Dividend and Growth Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Banks - 5.5%
7,311,530	Bank of America Corp.	$ 260,875,390
3,372,788	JP Morgan Chase & Co.	402,575,976
1,142,604	PNC Financial Services Group, Inc.	189,786,524
		853,237,890
	Capital Goods - 6.2%
486,946	General Dynamics Corp.	115,177,337
2,392,123	Ingersoll Rand, Inc.	105,157,727
3,249,513	Johnson Controls International plc	194,548,343
461,063	Lockheed Martin Corp.	199,234,544
2,986,673	Otis Worldwide Corp.	217,549,261
1,393,805	Raytheon Technologies Corp.	132,286,033
		963,953,245
	Commercial & Professional Services - 1.0%
974,675	Waste Management, Inc.	160,275,557
	Consumer Services - 2.5%
1,354,208	Hilton Worldwide Holdings, Inc.*	210,294,960
688,207	McDonald's Corp.	171,473,656
		381,768,616
	Diversified Financials - 5.6%
1,369,520	American Express Co.	239,268,839
187,216	BlackRock, Inc.	116,950,091
2,687,163	Charles Schwab Corp.	178,239,522
862,680	Northern Trust Corp.	88,899,174
653,893	S&P Global, Inc.	246,190,714
		869,548,340
	Energy - 4.1%
1,691,588	Chevron Corp.	265,021,092
2,219,400	ConocoPhillips	211,997,088
3,418,104	TotalEnergies SE ADR	166,495,846
		643,514,026
	Food & Staples Retailing - 2.8%
2,335,196	Sysco Corp.	199,612,554
1,563,247	Walmart, Inc.	239,161,159
		438,773,713
	Food, Beverage & Tobacco - 3.1%
4,342,849	Coca-Cola Co.	280,591,474
3,189,596	Mondelez International, Inc. Class A	205,665,150
		486,256,624
	Health Care Equipment & Services - 8.8%
474,005	Anthem, Inc.	237,917,330
2,197,808	Baxter International, Inc.	156,176,237
809,334	Becton Dickinson and Co.	200,059,271
616,175	HCA Healthcare, Inc.	132,200,346
2,071,125	Medtronic plc	216,142,605
856,673	UnitedHealth Group, Inc.	435,661,054
		1,378,156,843
	Household & Personal Products - 0.8%
1,622,150	Colgate-Palmolive Co.	124,986,657
	Insurance - 6.2%
3,578,675	American International Group, Inc.	209,388,274
1,448,908	Chubb Ltd.	299,127,057
2,235,899	MetLife, Inc.	146,853,846
1,178,367	Principal Financial Group, Inc.	80,293,928
2,070,755	Prudential Financial, Inc.	224,697,625
		960,360,730
	Materials - 3.6%
1,369,175	Celanese Corp.	201,186,574
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Materials - 3.6% - (continued)
1,463,059	FMC Corp.	$ 193,913,840
1,272,484	PPG Industries, Inc.	162,865,227
		557,965,641
	Media & Entertainment - 4.6%
202,801	Alphabet, Inc. Class A*	462,830,414
6,256,872	Comcast Corp. Class A	248,773,231
		711,603,645
	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
935,797	Agilent Technologies, Inc.	111,612,508
2,692,415	AstraZeneca plc ADR	178,776,356
3,319,096	Bristol-Myers Squibb Co.	249,828,356
2,318,827	Merck & Co., Inc.	205,656,767
2,047,586	Novartis AG ADR	180,248,996
7,333,805	Pfizer, Inc.	359,869,811
		1,285,992,794
	Real Estate - 3.5%
758,799	American Tower Corp. REIT	182,885,735
7,615,001	Host Hotels & Resorts, Inc. REIT	154,965,270
570,250	Public Storage REIT	211,847,875
		549,698,880
	Retailing - 2.9%
505,265	Home Depot, Inc.	151,781,606
771,371	Lowe's Cos., Inc.	152,523,188
2,522,043	TJX Cos., Inc.	154,550,795
		458,855,589
	Semiconductors & Semiconductor Equipment - 2.6%
172,090	Broadcom, Inc.	95,404,975
1,473,494	Micron Technology, Inc.	100,477,556
1,182,827	Texas Instruments, Inc.	201,376,297
		397,258,828
	Software & Services - 10.3%
340,701	Accenture plc Class A	102,332,952
3,177,771	Cognizant Technology Solutions Corp. Class A	257,081,674
2,735,285	Fidelity National Information Services, Inc.	271,203,508
2,643,963	Microsoft Corp.	733,752,612
1,112,114	Visa, Inc.	237,024,857
		1,601,395,603
	Technology Hardware & Equipment - 5.1%
2,681,853	Apple, Inc.	422,794,126
4,551,283	Cisco Systems, Inc.	222,921,841
4,279,133	HP, Inc.	156,744,642
		802,460,609
	Telecommunication Services - 1.9%
6,556,024	Verizon Communications, Inc.	303,543,911
	Transportation - 1.4%
1,449,645	Ryanair Holdings plc ADR*	126,583,001
408,896	Union Pacific Corp.	95,800,244
		222,383,245
	Utilities - 5.0%
1,209,271	Constellation Energy Corp.	71,600,936
2,063,295	Dominion Energy, Inc.	168,447,404
1,731,721	Duke Energy Corp.	190,766,385
3,767,332	Exelon Corp.	176,235,791
1,094,191	Sempra Energy	176,558,660
		783,609,176
	Total Common Stocks (cost $10,193,332,463)	$ 14,935,600,162

The accompanying notes are an integral part of these financial statements.
24

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 3.1%
$ 484,545,006	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $484,554,697; collateralized by U.S. Treasury Bond at 4.375%, maturing 05/15/2041, with a market value of $494,235,959		$ 484,545,006
	Total Short-Term Investments (cost $484,545,006)		$ 484,545,006
	Total Investments (cost $10,677,877,469)	98.9%	$ 15,420,145,168
	Other Assets and Liabilities	1.1%	167,982,128
	Total Net Assets	100.0%	$ 15,588,127,296
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 853,237,890	$ 853,237,890	$ —	$ —
Capital Goods	963,953,245	963,953,245	—	—
Commercial & Professional Services	160,275,557	160,275,557	—	—
Consumer Services	381,768,616	381,768,616	—	—
Diversified Financials	869,548,340	869,548,340	—	—
Energy	643,514,026	643,514,026	—	—
Food & Staples Retailing	438,773,713	438,773,713	—	—
Food, Beverage & Tobacco	486,256,624	486,256,624	—	—
Health Care Equipment & Services	1,378,156,843	1,378,156,843	—	—
Household & Personal Products	124,986,657	124,986,657	—	—
Insurance	960,360,730	960,360,730	—	—
Materials	557,965,641	557,965,641	—	—
Media & Entertainment	711,603,645	711,603,645	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,285,992,794	1,285,992,794	—	—
Real Estate	549,698,880	549,698,880	—	—
Retailing	458,855,589	458,855,589	—	—
Semiconductors & Semiconductor Equipment	397,258,828	397,258,828	—	—
Software & Services	1,601,395,603	1,601,395,603	—	—
Technology Hardware & Equipment	802,460,609	802,460,609	—	—
Telecommunication Services	303,543,911	303,543,911	—	—
Transportation	222,383,245	222,383,245	—	—
Utilities	783,609,176	783,609,176	—	—
Short-Term Investments	484,545,006	—	484,545,006	—
Total	$ 15,420,145,168	$ 14,935,600,162	$ 484,545,006	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
25

The Hartford Equity Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Banks - 6.6%
855,563	JP Morgan Chase & Co.	$ 102,120,000
307,691	M&T Bank Corp.	51,273,628
335,105	PNC Financial Services Group, Inc.	55,660,940
520,571	Royal Bank of Canada	52,577,813
1,227,393	Truist Financial Corp.	59,344,452
		320,976,833
	Capital Goods - 11.2%
129,505	Caterpillar, Inc.	27,265,983
455,703	Eaton Corp. plc	66,086,049
396,746	General Dynamics Corp.	93,842,331
286,246	Honeywell International, Inc.	55,391,463
299,713	Hubbell, Inc.	58,551,932
1,165,528	Johnson Controls International plc	69,780,161
236,633	L3Harris Technologies, Inc.	54,960,381
108,430	Northrop Grumman Corp.	47,644,142
737,120	Raytheon Technologies Corp.	69,960,059
		543,482,501
	Diversified Financials - 4.3%
766,055	Ares Management Corp. Class A	50,728,162
88,012	BlackRock, Inc.	54,979,336
1,245,615	Morgan Stanley	100,384,113
		206,091,611
	Energy - 7.0%
1,198,899	ConocoPhillips	114,518,833
1,373,198	Coterra Energy, Inc.	39,534,370
305,466	Phillips 66	26,502,230
448,376	Pioneer Natural Resources Co.	104,233,969
1,016,901	TC Energy Corp.	53,787,742
		338,577,144
	Food, Beverage & Tobacco - 7.7%
511,490	Archer-Daniels-Midland Co.	45,809,044
599,453	Kellogg Co.	41,062,531
1,770,640	Mondelez International, Inc. Class A	114,170,867
171,429	Nestle S.A. ADR	22,052,627
288,313	PepsiCo., Inc.	49,506,225
974,592	Philip Morris International, Inc.	97,459,200
		370,060,494
	Health Care Equipment & Services - 9.4%
205,316	Anthem, Inc.	103,054,260
887,246	Baxter International, Inc.	63,047,701
256,662	Becton Dickinson and Co.	63,444,280
491,249	Medtronic plc	51,266,745
337,157	UnitedHealth Group, Inc.	171,461,192
		452,274,178
	Household & Personal Products - 4.0%
343,056	Kimberly-Clark Corp.	47,626,464
633,003	Procter & Gamble Co.	101,628,632
984,492	Unilever plc ADR	45,542,600
		194,797,696
	Insurance - 6.2%
583,182	Chubb Ltd.	120,397,924
1,591,067	MetLife, Inc.	104,501,281
691,179	Progressive Corp.	74,204,977
		299,104,182
	Materials - 3.6%
242,197	Celanese Corp.	35,588,427
556,202	LyondellBasell Industries N.V. Class A	58,974,098
488,228	PPG Industries, Inc.	62,488,302
206,900	Rio Tinto plc ADR(1)	14,714,728
		171,765,555
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Media & Entertainment - 1.7%
2,114,427	Comcast Corp. Class A	$ 84,069,618
	Pharmaceuticals, Biotechnology & Life Sciences - 10.6%
837,901	AstraZeneca plc ADR	55,636,626
240,992	Eli Lilly & Co.	70,400,993
813,380	Johnson & Johnson	146,782,555
875,750	Merck & Co., Inc.	77,670,267
2,297,414	Pfizer, Inc.	112,734,105
129,170	Roche Holding AG	47,898,008
		511,122,554
	Real Estate - 3.0%
380,510	Crown Castle International Corp. REIT	70,474,257
1,136,757	Gaming and Leisure Properties, Inc. REIT	50,449,276
263,493	Welltower, Inc. REIT	23,927,799
		144,851,332
	Retailing - 3.3%
162,288	Home Depot, Inc.	48,751,315
329,876	Lowe's Cos., Inc.	65,226,382
719,071	TJX Cos., Inc.	44,064,671
		158,042,368
	Semiconductors & Semiconductor Equipment - 4.0%
474,650	Analog Devices, Inc.	73,276,467
67,808	Broadcom, Inc.	37,592,077
144,180	NXP Semiconductors N.V.	24,640,362
336,712	Texas Instruments, Inc.	57,325,218
		192,834,124
	Software & Services - 0.5%
232,700	Fidelity National Information Services, Inc.	23,072,205
	Technology Hardware & Equipment - 4.7%
2,338,272	Cisco Systems, Inc.	114,528,563
1,598,375	Corning, Inc.	56,246,816
468,862	TE Connectivity Ltd.	58,504,600
		229,279,979
	Telecommunication Services - 0.7%
728,030	Verizon Communications, Inc.	33,707,789
	Transportation - 1.1%
469,053	Canadian National Railway Co.	55,162,517
	Utilities - 7.0%
662,171	American Electric Power Co., Inc.	65,627,768
431,883	Constellation Energy Corp.	25,571,792
670,269	Dominion Energy, Inc.	54,720,761
448,933	Duke Energy Corp.	49,454,459
1,533,725	Exelon Corp.	71,747,656
456,982	Sempra Energy	73,738,616
		340,861,052
	Total Common Stocks (cost $3,364,247,858)	$ 4,670,133,732

The accompanying notes are an integral part of these financial statements.
26

The Hartford Equity Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.6%
	Repurchase Agreements - 2.6%
$ 122,953,771	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $122,956,230; collateralized by U.S. Treasury Government Bond at 4.250%, maturing 11/15/2040, with a market value of $114,092,219; collateralized by U.S. Treasury Bond at 1.375%, maturing 11/15/2040, with a market value of $11,320,741		$ 122,953,771
	Securities Lending Collateral - 0.0%
91,096	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(2)		91,096
220,979	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(2)		220,979
			312,075
	Total Short-Term Investments (cost $123,265,846)		$ 123,265,846
	Total Investments (cost $3,487,513,704)	99.2%	$ 4,793,399,578
	Other Assets and Liabilities	0.8%	40,669,078
	Total Net Assets	100.0%	$ 4,834,068,656
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 320,976,833	$ 320,976,833	$ —	$ —
Capital Goods	543,482,501	543,482,501	—	—
Diversified Financials	206,091,611	206,091,611	—	—
Energy	338,577,144	338,577,144	—	—
Food, Beverage & Tobacco	370,060,494	370,060,494	—	—
Health Care Equipment & Services	452,274,178	452,274,178	—	—
Household & Personal Products	194,797,696	194,797,696	—	—
Insurance	299,104,182	299,104,182	—	—
Materials	171,765,555	171,765,555	—	—
Media & Entertainment	84,069,618	84,069,618	—	—
Pharmaceuticals, Biotechnology & Life Sciences	511,122,554	463,224,546	47,898,008	—
Real Estate	144,851,332	144,851,332	—	—
Retailing	158,042,368	158,042,368	—	—
Semiconductors & Semiconductor Equipment	192,834,124	192,834,124	—	—
Software & Services	23,072,205	23,072,205	—	—
Technology Hardware & Equipment	229,279,979	229,279,979	—	—
Telecommunication Services	33,707,789	33,707,789	—	—
Transportation	55,162,517	55,162,517	—	—
Utilities	340,861,052	340,861,052	—	—
Short-Term Investments	123,265,846	312,075	122,953,771	—
Total	$ 4,793,399,578	$ 4,622,547,799	$ 170,851,779	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
27

The Hartford Growth Opportunities Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Automobiles & Components - 1.7%
35,703	Tesla, Inc.*	$ 31,088,744
763,282	Thor Industries, Inc.	58,429,237
		89,517,981
	Capital Goods - 3.2%
1,630,959	Johnson Controls International plc	97,645,515
441,592	Middleby Corp.*	67,956,593
		165,602,108
	Commercial & Professional Services - 2.8%
592,125	Copart, Inc.*	67,295,006
1,230,122	CoStar Group, Inc.*	78,260,362
		145,555,368
	Consumer Durables & Apparel - 4.9%
860,158	Lennar Corp. Class A	65,793,486
421,399	Lululemon Athletica, Inc.*	149,440,727
2,421,013	Peloton Interactive, Inc. Class A*	42,512,988
		257,747,201
	Consumer Services - 3.7%
948,703	Airbnb, Inc. Class A*	145,350,786
3,597,726	DraftKings, Inc. Class A*(1)	49,216,892
		194,567,678
	Diversified Financials - 1.0%
721,775	Tradeweb Markets, Inc. Class A	51,383,162
	Health Care Equipment & Services - 6.0%
172,944	ABIOMED, Inc.*	49,562,292
156,861	DexCom, Inc.*	64,090,267
273,813	Insulet Corp.*	65,438,569
106,946	Intuitive Surgical, Inc.*	25,592,178
586,950	Veeva Systems, Inc. Class A*	106,795,552
		311,478,858
	Materials - 1.3%
351,036	Albemarle Corp.	67,690,272
	Media & Entertainment - 20.4%
183,650	Alphabet, Inc. Class A*	419,124,193
566,337	Electronic Arts, Inc.	66,856,083
1,147,028	Match Group, Inc.*	90,787,266
487,684	Meta Platforms, Inc. Class A*	97,766,011
583,584	Roku, Inc.*	54,214,954
3,503,719	Snap, Inc. Class A*	99,715,843
794,478	Spotify Technology S.A.*	80,758,689
897,993	Walt Disney Co.*	100,242,959
1,213,950	ZoomInfo Technologies, Inc. Class A*	57,541,230
		1,067,007,228
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
304,729	Danaher Corp.	76,526,594
219,880	Eli Lilly & Co.	64,233,544
1,345,828	Exact Sciences Corp.*	74,087,831
410,023	Illumina, Inc.*	121,633,323
121,360	Reata Pharmaceuticals, Inc. Class A*	3,080,117
		339,561,409
	Real Estate - 1.2%
254,253	AvalonBay Communities, Inc. REIT	57,837,473
448,214	WeWork, Inc. Class A*(1)	3,141,980
		60,979,453
	Retailing - 11.5%
166,371	Amazon.com, Inc.*	413,536,749
525,351	Etsy, Inc.*	48,957,460
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Retailing - 11.5% - (continued)
171,581	Tory Burch LLC*(2)(3)(4)	$ 6,985,061
332,948	Ulta Beauty, Inc.*	132,113,766
		601,593,036
	Semiconductors & Semiconductor Equipment - 6.9%
730,848	Advanced Micro Devices, Inc.*	62,502,121
1,127,552	NVIDIA Corp.	209,127,069
183,795	SolarEdge Technologies, Inc.*	46,024,106
345,750	Universal Display Corp.	44,162,648
		361,815,944
	Software & Services - 21.6%
1,087,295	Block, Inc. Class A*	108,229,344
624,532	DocuSign, Inc. Class A*	50,587,092
478,828	Five9, Inc.*	52,718,963
3,708,500	ironSource Ltd.*	14,203,555
1,887,545	ironSource Ltd. Class A*(1)	7,229,297
697,270	Mastercard, Inc. Class A	253,373,973
195,672	MongoDB, Inc. Class A*	69,449,863
539,739	Okta, Inc.*	64,396,260
219,866	Palo Alto Networks, Inc.*	123,406,389
344,461	Paycom Software, Inc.*	96,955,438
623,821	RingCentral, Inc. Class A*	52,931,212
326,300	salesforce.com, Inc.*	57,409,222
1,162,216	UiPath, Inc. Class A*	20,722,311
777,652	Workday, Inc. Class A*	160,740,668
		1,132,353,587
	Technology Hardware & Equipment - 3.1%
1,397,413	Arista Networks, Inc.*	161,499,021
	Transportation - 1.1%
1,913,889	Uber Technologies, Inc.*	60,249,226
	Total Common Stocks (cost $5,825,318,895)	$ 5,068,601,532
CONVERTIBLE PREFERRED STOCKS - 0.7%
	Commercial & Professional Services - 0.4%
470,535	Rubicon Global Holdings LLC Series C*(2)(3)(4)	$ 19,976,563
	Software & Services - 0.3%
5,668,755	Essence Group Holdings Corp. Series 3*(2)(3)(4)	11,564,260
743,470	Lookout, Inc. Series F*(2)(3)(4)	6,401,277
		17,965,537
	Total Convertible Preferred Stocks (cost $26,848,848)	$ 37,942,100
	Total Long-Term Investments (Cost $5,852,167,743)	$ 5,106,543,632
SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 1.9%
$ 97,425,283	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $97,427,232; collateralized by U.S. Treasury Bond at 1.375%, maturing 11/15/2040, with a market value of $5,592,378, U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $93,781,466	$ 97,425,283

The accompanying notes are an integral part of these financial statements.
28

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.1% - (continued)
	Securities Lending Collateral - 0.2%
3,094,763	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(5)		$ 3,094,763
7,507,258	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(5)		7,507,258
			10,602,021
	Total Short-Term Investments (cost $108,027,304)		$ 108,027,304
	Total Investments (cost $5,960,195,047)	99.7%	$ 5,214,570,936
	Other Assets and Liabilities	0.3%	16,112,699
	Total Net Assets	100.0%	$ 5,230,683,635
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $44,927,161, which represented 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $44,927,161 or 0.9% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	$ 8,964,002	$ 11,564,260
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	6,401,277
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	470,535	9,392,114	19,976,563
11/2013	Tory Burch LLC	171,581	13,447,917	6,985,061
			$ 40,296,765	$ 44,927,161

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
29

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 89,517,981	$ 89,517,981	$ —	$ —
Capital Goods	165,602,108	165,602,108	—	—
Commercial & Professional Services	145,555,368	145,555,368	—	—
Consumer Durables & Apparel	257,747,201	257,747,201	—	—
Consumer Services	194,567,678	194,567,678	—	—
Diversified Financials	51,383,162	51,383,162	—	—
Health Care Equipment & Services	311,478,858	311,478,858	—	—
Materials	67,690,272	67,690,272	—	—
Media & Entertainment	1,067,007,228	1,067,007,228	—	—
Pharmaceuticals, Biotechnology & Life Sciences	339,561,409	339,561,409	—	—
Real Estate	60,979,453	60,979,453	—	—
Retailing	601,593,036	594,607,975	—	6,985,061
Semiconductors & Semiconductor Equipment	361,815,944	361,815,944	—	—
Software & Services	1,132,353,587	1,132,353,587	—	—
Technology Hardware & Equipment	161,499,021	161,499,021	—	—
Transportation	60,249,226	60,249,226	—	—
Convertible Preferred Stocks	37,942,100	—	—	37,942,100
Short-Term Investments	108,027,304	10,602,021	97,425,283	—
Total	$ 5,214,570,936	$ 5,072,218,492	$ 97,425,283	$ 44,927,161

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
30

The Hartford Healthcare Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Biotechnology - 12.0%
403,646	89bio, Inc.*	$ 875,912
453,057	Abcam plc*	7,030,157
322,294	Alkermes plc*	9,298,182
36,198	Alnylam Pharmaceuticals, Inc.*	4,829,899
287,815	Amicus Therapeutics, Inc.*	2,037,730
80,290	Apellis Pharmaceuticals, Inc.*	3,495,024
12,030	Argenx SE ADR*	3,456,460
60,385	Ascendis Pharma A/S ADR*	5,511,339
48,979	Blueprint Medicines Corp.*	2,857,925
89,659	Celldex Therapeutics, Inc.*	2,739,082
1,072,300	Everest Medicines Ltd.*(1)	2,455,717
177,438	Exact Sciences Corp.*	9,767,962
20,750	Genmab A/S*	7,296,560
197,821	Genus plc	6,215,306
73,919	Horizon Therapeutics plc*	7,285,457
424,576	ImmunoGen, Inc.*	2,050,702
688,700	InnoCare Pharma Ltd.*(1)(2)	953,382
596,673	Ironwood Pharmaceuticals, Inc.*	7,160,076
36,070	Karuna Therapeutics, Inc.*	4,020,362
60,761	Kymera Therapeutics, Inc.*	1,904,857
111,275	Merus N.V.*	2,270,010
36,962	Mirati Therapeutics, Inc.*	2,283,882
49,555	Moderna, Inc.*	6,660,687
216,972	Myovant Sciences Ltd.*(2)	2,020,009
102,088	PTC Therapeutics, Inc.*	3,606,769
14,461	Regeneron Pharmaceuticals, Inc.*	9,531,390
24,409	Relay Therapeutics, Inc.*	581,666
100,762	Revolution Medicines, Inc.*	2,012,217
102,203	Sage Therapeutics, Inc.*	3,221,439
41,080	Sarepta Therapeutics, Inc.*	2,970,906
60,687	Seagen, Inc.*	7,950,604
54,429	Stoke Therapeutics, Inc.*	785,955
62,063	Ultragenyx Pharmaceutical, Inc.*	4,387,233
217,288	Veracyte, Inc.*	4,447,885
78,878	Vertex Pharmaceuticals, Inc.*	21,551,047
		165,523,790
	Consumer Finance - 0.1%
111,468	Orion Acquisition Corp.*	1,101,861
	Health Care Distributors - 1.1%
181,509	AdaptHealth Corp.*	2,297,904
441,956	Covetrus, Inc.*	6,098,993
205,142	Owens & Minor, Inc.	7,280,489
		15,677,386
	Health Care Equipment - 19.3%
253,606	Baxter International, Inc.	18,021,242
138,263	Becton Dickinson and Co.	34,177,231
971,317	Boston Scientific Corp.*	40,902,159
48,866	DexCom, Inc.*	19,965,670
59,560	DiaSorin S.p.A.	7,801,868
334,151	Edwards Lifesciences Corp.*	35,346,493
156,893	Glaukos Corp.*	7,419,470
168,865	Hologic, Inc.*	12,156,591
106,668	Inari Medical, Inc.*	8,608,108
60,033	Insulet Corp.*	14,347,287
307,324	Koninklijke Philips N.V.	8,030,720
560,317	Smith & Nephew plc	9,081,931
145,384	Stryker Corp.	35,075,344
49,325	Teleflex, Inc.	14,088,206
1,089,000	Venus MedTech Hangzhou, Inc. Class H*(1)(2)	1,999,192
		267,021,512
	Health Care Facilities - 2.7%
428,552	Cano Health, Inc.*	2,271,325
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Health Care Facilities - 2.7% - (continued)
183,708	Encompass Health Corp.	$ 12,644,622
107,466	HCA Healthcare, Inc.	23,056,830
		37,972,777
	Health Care Services - 1.9%
324,739	agilon health, Inc.*	5,770,612
49,548	Amedisys, Inc.*	6,324,802
56,852	Laboratory Corp. of America Holdings*	13,660,399
		25,755,813
	Health Care Supplies - 1.9%
38,927	Align Technology, Inc.*	11,285,327
2,695,498	ConvaTec Group plc(1)	7,130,370
68,293	Haemonetics Corp.*	3,460,406
49,628	Quidel Corp.*	4,993,569
		26,869,672
	Life & Health Insurance - 0.1%
224,610	Oscar Health, Inc. Class A*(2)	1,653,130
	Life Sciences Tools & Services - 10.8%
199,360	Agilent Technologies, Inc.	23,777,667
18,505	Bio-Techne Corp.	7,026,163
205,079	Danaher Corp.	51,501,489
56,235	Illumina, Inc.*	16,682,113
233,906	NanoString Technologies, Inc.*	4,392,755
262,722	NeoGenomics, Inc.*	2,482,723
41,756	Stevanato Group S.p.A.*	668,096
292,240	Syneos Health, Inc.*	21,359,821
14,572	Tecan Group AG	4,379,144
34,935	Waters Corp.*	10,586,004
440,915	WuXi AppTec Co., Ltd. Class H(1)	5,997,233
		148,853,208
	Managed Health Care - 17.7%
350,298	Centene Corp.*	28,216,504
2,377,116	Hapvida Participacoes e Investimentos S.A.(1)	4,216,731
112,040	Humana, Inc.	49,808,502
63,226	Molina Healthcare, Inc.*	19,818,190
280,997	UnitedHealth Group, Inc.	142,901,024
		244,960,951
	Pharmaceuticals - 31.3%
169,043	Aclaris Therapeutics, Inc.*	2,082,610
43,634	Arvinas, Inc.*	2,398,561
183,000	Astellas Pharma, Inc.	2,786,306
224,143	AstraZeneca plc ADR	14,883,095
883,388	Bristol-Myers Squibb Co.	66,492,615
383,400	Chugai Pharmaceutical Co., Ltd.	11,488,637
2,386,000	CSPC Pharmaceutical Group Ltd.	2,439,316
661,525	Daiichi Sankyo Co., Ltd.	16,656,468
145,795	Eisai Co., Ltd.	6,349,508
169,455	Elanco Animal Health, Inc.*	4,288,906
347,607	Eli Lilly & Co.	101,546,433
180,847	Hikma Pharmaceuticals plc	4,248,171
1,046,800	Hypera S.A.	7,923,069
156,692	Intra-Cellular Therapies, Inc.*	7,930,182
326,700	Kyowa Kirin Co., Ltd.	6,885,782
152,974	Novartis AG	13,518,197
282,845	Ono Pharmaceutical Co., Ltd.	7,266,441
2,017,490	Pfizer, Inc.	98,998,234
81,918	UCB S.A.	9,311,835
256,771	Zoetis, Inc.	45,512,660
		433,007,026
	Total Common Stocks (cost $1,155,327,067)	$ 1,368,397,126

The accompanying notes are an integral part of these financial statements.
31

The Hartford Healthcare Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.8%
$ 11,576,268	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $11,576,500; collateralized by U.S. Treasury Bond at 1.375%,maturing 11/15/2040, with a market value of $11,807,860		$ 11,576,268
	Securities Lending Collateral - 0.3%
1,029,691	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(3)		1,029,691
2,497,820	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(3)		2,497,820
			3,527,511
	Total Short-Term Investments (cost $15,103,779)		$ 15,103,779
	Total Investments (cost $1,170,430,846)	100.0%	$ 1,383,500,905
	Other Assets and Liabilities	(0.0)%	(403,992)
	Total Net Assets	100.0%	$ 1,383,096,913
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $22,752,625, representing 1.6% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
185,128	USD	24,155,440	JPY	SSG	05/06/2022	$ (1,041)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 165,523,790	$ 141,572,668	$ 23,951,122	$ —
Consumer Finance	1,101,861	1,101,861	—	—
Health Care Distributors	15,677,386	15,677,386	—	—
Health Care Equipment	267,021,512	240,107,801	26,913,711	—
Health Care Facilities	37,972,777	37,972,777	—	—
Health Care Services	25,755,813	25,755,813	—	—
Health Care Supplies	26,869,672	19,739,302	7,130,370	—
Life & Health Insurance	1,653,130	1,653,130	—	—
Life Sciences Tools & Services	148,853,208	138,476,831	10,376,377	—
Managed Health Care	244,960,951	244,960,951	—	—
Pharmaceuticals	433,007,026	352,056,365	80,950,661	—
Short-Term Investments	15,103,779	3,527,511	11,576,268	—
Total	$ 1,383,500,905	$ 1,222,602,396	$ 160,898,509	$ —
Liabilities
Foreign Currency Contracts(2)	$ (1,041)	$ —	$ (1,041)	$ —
Total	$ (1,041)	$ —	$ (1,041)	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
32

The Hartford MidCap Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Automobiles & Components - 0.1%
5,858,588	Arrival S.A.*(1)	$ 11,307,075
	Banks - 5.7%
717,584	Cullen/Frost Bankers, Inc.	94,929,187
167,516	First Citizens BancShares, Inc. Class A	107,106,380
726,494	First Republic Bank	108,407,435
794,984	M&T Bank Corp.	132,476,134
1,256,589	Prosperity Bancshares, Inc.	82,155,789
		525,074,925
	Capital Goods - 10.7%
742,337	Axon Enterprise, Inc.*	83,290,211
1,113,333	Builders FirstSource, Inc.*	68,547,913
802,413	Graco, Inc.	49,765,654
789,876	IDEX Corp.	149,934,262
3,737,909	Ingersoll Rand, Inc.	164,318,480
490,551	Lennox International, Inc.	104,580,568
858,471	Lincoln Electric Holdings, Inc.	115,661,798
379,408	Middleby Corp.*	58,387,097
281,757	Watsco, Inc.	75,167,133
1,206,407	Westinghouse Air Brake Technologies Corp.	108,468,053
		978,121,169
	Commercial & Professional Services - 3.5%
5,930,065	Dun & Bradstreet Holdings, Inc.*	93,635,726
2,530,223	GFL Environmental, Inc.	76,235,619
424,037	Robert Half International, Inc.	41,687,078
691,654	Science Applications International Corp.	57,566,363
544,789	TransUnion	47,679,933
		316,804,719
	Consumer Durables & Apparel - 5.2%
1,125,210	Carter's, Inc.	94,787,690
39,197	NVR, Inc.*	171,534,303
5,435,288	Under Armour, Inc. Class C*	77,126,737
3,356,202	Vizio Holding Corp. Class A*(1)	24,298,903
2,172,699	YETI Holdings, Inc.*	106,179,800
		473,927,433
	Consumer Services - 2.4%
1,115,012	Choice Hotels International, Inc.	156,614,586
660,447	Hyatt Hotels Corp. Class A*	62,716,047
		219,330,633
	Diversified Financials - 2.4%
347,566	Credit Acceptance Corp.*(1)	178,127,575
636,717	Hamilton Lane, Inc. Class A	43,666,052
		221,793,627
	Energy - 2.4%
1,938,965	Coterra Energy, Inc.	55,822,802
2,212,501	Marathon Oil Corp.	55,135,525
1,451,961	Targa Resources Corp.	106,588,457
		217,546,784
	Food, Beverage & Tobacco - 1.3%
1,828,136	Lamb Weston Holdings, Inc.	120,839,790
	Health Care Equipment & Services - 5.4%
1,067,386	Inari Medical, Inc.*	86,138,050
205,335	Insulet Corp.*	49,073,012
2,114,238	Integra LifeSciences Holdings Corp.*	129,306,796
234,479	Molina Healthcare, Inc.*	73,497,443
619,037	Nevro Corp.*	38,188,392
397,999	Teleflex, Inc.	113,676,474
		489,880,167
	Insurance - 5.2%
1,762,422	Fidelity National Financial, Inc.	70,179,644
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Insurance - 5.2% - (continued)
827,893	Globe Life, Inc.	$ 81,199,745
123,238	Markel Corp.*	166,775,521
70,403	White Mountains Insurance Group Ltd.	73,783,752
1,195,078	WR Berkley Corp.	79,460,736
		471,399,398
	Materials - 5.0%
6,111,186	Element Solutions, Inc.	126,012,655
649,647	FMC Corp.	86,104,214
2,135,776	Silgan Holdings, Inc.	94,764,381
1,770,549	Steel Dynamics, Inc.	151,824,577
		458,705,827
	Media & Entertainment - 2.8%
104,478	Cable One, Inc.	121,842,243
2,700,169	Cargurus, Inc.*	88,241,523
499,141	Roku, Inc.*	46,370,199
		256,453,965
	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
311,248	Alnylam Pharmaceuticals, Inc.*	41,529,821
2,329,182	Apellis Pharmaceuticals, Inc.*	101,389,292
116,255	Bio-Techne Corp.	44,140,861
1,552,167	Exact Sciences Corp.*	85,446,793
501,816	ICON plc ADR*	113,515,797
5,812,814	Iovance Biotherapeutics, Inc.*	88,064,132
1,196,675	Jazz Pharmaceuticals plc*	191,731,269
2,345,662	PTC Therapeutics, Inc.*	82,872,238
1,583,365	Reata Pharmaceuticals, Inc. Class A*(2)	40,185,804
2,403,116	Sage Therapeutics, Inc.*	75,746,216
1,126,884	Syneos Health, Inc.*	82,363,952
1,288,132	Ultragenyx Pharmaceutical, Inc.*	91,058,051
693,473	United Therapeutics Corp.*	123,133,066
		1,161,177,292
	Real Estate - 3.4%
638,244	Life Storage, Inc. REIT	84,560,948
273,805	PS Business Parks, Inc. REIT	51,256,296
1,521,610	Redfin Corp.*(1)	16,965,951
1,086,879	Rexford Industrial Realty, Inc. REIT	84,820,037
2,587,665	STORE Capital Corp. REIT	73,567,316
		311,170,548
	Retailing - 2.4%
973,641	CarMax, Inc.*	83,518,925
1,759,623	Chewy, Inc. Class A*(1)	51,134,644
895,662	Etsy, Inc.*	83,466,742
		218,120,311
	Semiconductors & Semiconductor Equipment - 2.5%
1,106,353	MKS Instruments, Inc.	126,102,115
665,090	Synaptics, Inc.*	98,725,960
		224,828,075
	Software & Services - 11.7%
698,724	Black Knight, Inc.*	45,969,052
2,094,976	Digital Turbine, Inc.*	66,305,990
98,171	Fair Isaac Corp.*	36,667,850
4,546,691	Genpact Ltd.	183,095,247
990,612	Guidewire Software, Inc.*	86,123,807
3,298,561	Informatica, Inc. Class A*(1)	64,189,997
1,492,741	LiveRamp Holdings, Inc.*	46,752,648
663,772	Nuvei Corp.*(3)	37,111,493
2,423,600	Olo, Inc. Class A*	25,908,284
1,071,357	Q2 Holdings, Inc.*	55,421,298
1,660,676	Shift4 Payments, Inc. Class A*	87,119,063

The accompanying notes are an integral part of these financial statements.
33

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.0% - (continued)
	Software & Services - 11.7% - (continued)
3,049,543	Teradata Corp.*		$ 126,098,603
1,257,147	WEX, Inc.*		208,988,117
			1,069,751,449
	Technology Hardware & Equipment - 8.9%
528,297	CDW Corp.		86,207,504
9,354,779	CommScope Holding Co., Inc.*		56,409,317
974,011	F5, Inc.*		163,059,181
9,592,561	Flex Ltd.*		158,181,331
3,082,512	II-VI, Inc.*		188,680,560
1,997,094	Lumentum Holdings, Inc.*		162,184,004
			814,721,897
	Transportation - 3.5%
186,149	AMERCO		99,679,066
41,019	CH Robinson Worldwide, Inc.		4,354,167
365,679	Expeditors International of Washington, Inc.		36,227,818
563,241	J.B. Hunt Transport Services, Inc.		96,229,725
1,737,484	Knight-Swift Transportation Holdings, Inc.		83,208,109
			319,698,885
	Utilities - 2.8%
1,052,063	Black Hills Corp.		77,053,094
1,655,787	NiSource, Inc.		48,216,517
3,810,106	UGI Corp.		130,686,636
			255,956,247
	Total Common Stocks (cost $7,662,409,207)		$ 9,136,610,216
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.1%
$ 4,374,897	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $4,374,985; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $4,462,478		$ 4,374,897
	Securities Lending Collateral - 1.0%
27,572,843	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(4)		27,572,843
66,886,041	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(4)		66,886,041
			94,458,884
	Total Short-Term Investments (cost $98,833,781)		$ 98,833,781
	Total Investments (cost $7,761,242,988)	101.1%	$ 9,235,443,997
	Other Assets and Liabilities	(1.1)%	(104,100,775)
	Total Net Assets	100.0%	$ 9,131,343,222
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of this security was $37,111,493, representing 0.4% of net assets.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
34

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 11,307,075	$ 11,307,075	$ —	$ —
Banks	525,074,925	525,074,925	—	—
Capital Goods	978,121,169	978,121,169	—	—
Commercial & Professional Services	316,804,719	316,804,719	—	—
Consumer Durables & Apparel	473,927,433	473,927,433	—	—
Consumer Services	219,330,633	219,330,633	—	—
Diversified Financials	221,793,627	221,793,627	—	—
Energy	217,546,784	217,546,784	—	—
Food, Beverage & Tobacco	120,839,790	120,839,790	—	—
Health Care Equipment & Services	489,880,167	489,880,167	—	—
Insurance	471,399,398	471,399,398	—	—
Materials	458,705,827	458,705,827	—	—
Media & Entertainment	256,453,965	256,453,965	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,161,177,292	1,161,177,292	—	—
Real Estate	311,170,548	311,170,548	—	—
Retailing	218,120,311	218,120,311	—	—
Semiconductors & Semiconductor Equipment	224,828,075	224,828,075	—	—
Software & Services	1,069,751,449	1,069,751,449	—	—
Technology Hardware & Equipment	814,721,897	814,721,897	—	—
Transportation	319,698,885	319,698,885	—	—
Utilities	255,956,247	255,956,247	—	—
Short-Term Investments	98,833,781	94,458,884	4,374,897	—
Total	$ 9,235,443,997	$ 9,231,069,100	$ 4,374,897	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
35

The Hartford MidCap Value Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 2.5%
295,126	Ford Motor Co.	$ 4,178,984
309,171	Gentex Corp.	9,074,169
88,535	Visteon Corp.*	9,270,500
		22,523,653
	Banks - 7.5%
445,727	Cadence Bank	11,161,004
88,370	M&T Bank Corp.	14,725,977
134,314	SouthState Corp.	10,401,276
233,129	Synovus Financial Corp.	9,684,178
165,634	Western Alliance Bancorp	12,606,404
142,986	Zions Bancorp NA	8,080,139
		66,658,978
	Capital Goods - 15.2%
315,111	AerCap Holdings N.V.*	14,718,835
223,515	Builders FirstSource, Inc.*	13,761,819
101,776	Esab Corp.*	4,783,472
406,885	Howmet Aerospace, Inc.	13,882,916
275,442	Ingersoll Rand, Inc.	12,108,430
204,419	JELD-WEN Holding, Inc.*	4,249,871
205,400	Johnson Controls International plc	12,297,298
59,334	L3Harris Technologies, Inc.	13,780,915
82,814	Middleby Corp.*	12,744,246
62,753	Regal-Beloit Corp.	7,984,692
304,644	Spirit AeroSystems Holdings, Inc. Class A	12,807,234
142,255	Westinghouse Air Brake Technologies Corp.	12,790,147
		135,909,875
	Commercial & Professional Services - 3.4%
133,578	Clean Harbors, Inc.*	14,016,340
160,426	Leidos Holdings, Inc.	16,605,695
		30,622,035
	Consumer Durables & Apparel - 1.6%
89,472	Columbia Sportswear Co.	7,351,019
166,981	Steven Madden Ltd.	6,856,240
		14,207,259
	Consumer Services - 1.8%
255,681	Six Flags Entertainment Corp.*	9,784,912
74,709	Wyndham Hotels & Resorts, Inc.	6,571,404
		16,356,316
	Diversified Financials - 1.5%
211,379	Voya Financial, Inc.	13,346,470
	Energy - 5.9%
667,536	Coterra Energy, Inc.	19,218,362
257,737	Delek U.S. Holdings, Inc.*	6,237,235
73,080	Diamondback Energy, Inc.	9,224,888
734,725	Marathon Oil Corp.	18,309,347
		52,989,832
	Food & Staples Retailing - 1.3%
308,036	U.S. Foods Holding Corp.*	11,588,314
	Food, Beverage & Tobacco - 1.3%
307,966	Keurig Dr Pepper, Inc.	11,517,928
	Health Care Equipment & Services - 9.6%
79,976	Acadia Healthcare Co., Inc.*	5,428,771
271,710	Centene Corp.*	21,886,241
282,722	Encompass Health Corp.	19,459,755
73,699	Enovis Corp.*	4,780,854
153,790	Haemonetics Corp.*	7,792,539
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Health Care Equipment & Services - 9.6% - (continued)
250,702	Integra LifeSciences Holdings Corp.*	$ 15,332,934
34,208	Molina Healthcare, Inc.*	10,722,498
		85,403,592
	Insurance - 9.5%
3,344,105	Aegon N.V. ADR	17,188,700
15,519	Alleghany Corp.*	12,981,643
114,238	Arthur J Gallagher & Co.	19,247,961
59,013	Assurant, Inc.	10,733,284
93,983	Hanover Insurance Group, Inc.	13,798,584
233,811	Kemper Corp.	10,792,716
		84,742,888
	Materials - 4.1%
81,691	Celanese Corp.	12,003,676
86,771	FMC Corp.	11,500,628
67,542	Reliance Steel & Aluminum Co.	13,390,201
		36,894,505
	Media & Entertainment - 3.4%
297,338	Cargurus, Inc.*	9,717,006
112,729	Electronic Arts, Inc.	13,307,658
102,466	Omnicom Group, Inc.	7,800,737
		30,825,401
	Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
183,239	Syneos Health, Inc.*	13,392,939
	Real Estate - 10.1%
294,635	Americold Realty Trust REIT	7,772,471
331,404	Essential Properties Realty Trust, Inc. REIT	7,953,696
334,632	Gaming and Leisure Properties, Inc. REIT	14,850,968
776,054	Host Hotels & Resorts, Inc. REIT	15,792,699
154,895	Ryman Hospitality Properties, Inc. REIT*	14,479,585
319,477	Welltower, Inc. REIT	29,011,706
		89,861,125
	Retailing - 3.6%
72,571	CarMax, Inc.*	6,225,140
95,806	Dollar Tree, Inc.*	15,563,685
101,063	Ross Stores, Inc.	10,083,056
		31,871,881
	Semiconductors & Semiconductor Equipment - 2.9%
98,933	Cirrus Logic, Inc.*	7,499,121
84,958	MKS Instruments, Inc.	9,683,513
75,816	Qorvo, Inc.*	8,626,345
		25,808,979
	Software & Services - 1.3%
47,640	FleetCor Technologies, Inc.*	11,887,133
	Technology Hardware & Equipment - 3.8%
50,346	F5, Inc.*	8,428,424
65,129	II-VI, Inc.*	3,986,546
156,583	Lumentum Holdings, Inc.*	12,716,106
172,075	Western Digital Corp.*	9,132,020
		34,263,096
	Transportation - 0.7%
534,248	JetBlue Airways Corp.*	5,882,070
	Utilities - 5.7%
219,891	Alliant Energy Corp.	12,931,790
177,863	Evergy, Inc.	12,068,005

The accompanying notes are an integral part of these financial statements.
36

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Utilities - 5.7% - (continued)
194,244	Portland General Electric Co.		$ 9,193,568
104,219	Sempra Energy		16,816,778
			51,010,141
	Total Common Stocks (cost $737,586,403)		$ 877,564,410
SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 2.8%
$ 24,658,339	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $24,658,832; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $25,151,535		$ 24,658,339
	Total Short-Term Investments (cost $24,658,339)		$ 24,658,339
	Total Investments (cost $762,244,742)	101.0%	$ 902,222,749
	Other Assets and Liabilities	(1.0)%	(8,842,397)
	Total Net Assets	100.0%	$ 893,380,352
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 22,523,653	$ 22,523,653	$ —	$ —
Banks	66,658,978	66,658,978	—	—
Capital Goods	135,909,875	135,909,875	—	—
Commercial & Professional Services	30,622,035	30,622,035	—	—
Consumer Durables & Apparel	14,207,259	14,207,259	—	—
Consumer Services	16,356,316	16,356,316	—	—
Diversified Financials	13,346,470	13,346,470	—	—
Energy	52,989,832	52,989,832	—	—
Food & Staples Retailing	11,588,314	11,588,314	—	—
Food, Beverage & Tobacco	11,517,928	11,517,928	—	—
Health Care Equipment & Services	85,403,592	85,403,592	—	—
Insurance	84,742,888	84,742,888	—	—
Materials	36,894,505	36,894,505	—	—
Media & Entertainment	30,825,401	30,825,401	—	—
Pharmaceuticals, Biotechnology & Life Sciences	13,392,939	13,392,939	—	—
Real Estate	89,861,125	89,861,125	—	—
Retailing	31,871,881	31,871,881	—	—
Semiconductors & Semiconductor Equipment	25,808,979	25,808,979	—	—
Software & Services	11,887,133	11,887,133	—	—
Technology Hardware & Equipment	34,263,096	34,263,096	—	—
Transportation	5,882,070	5,882,070	—	—
Utilities	51,010,141	51,010,141	—	—
Short-Term Investments	24,658,339	—	24,658,339	—
Total	$ 902,222,749	$ 877,564,410	$ 24,658,339	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
37

Hartford Quality Value Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Banks - 8.9%
177,992	Bank of America Corp.	$ 6,350,755
43,695	Bank of Nova Scotia	2,766,767
68,318	JP Morgan Chase & Co.	8,154,436
27,115	PNC Financial Services Group, Inc.	4,503,802
		21,775,760
	Capital Goods - 8.3%
20,220	Honeywell International, Inc.	3,912,772
74,188	Johnson Controls International plc	4,441,636
8,513	Lockheed Martin Corp.	3,678,638
21,686	Otis Worldwide Corp.	1,579,608
33,851	Raytheon Technologies Corp.	3,212,798
38,650	Westinghouse Air Brake Technologies Corp.	3,475,022
		20,300,474
	Commercial & Professional Services - 1.1%
16,225	Waste Management, Inc.	2,668,039
	Consumer Services - 3.3%
22,378	Hilton Worldwide Holdings, Inc.*	3,475,080
18,216	McDonald's Corp.	4,538,698
		8,013,778
	Diversified Financials - 3.0%
29,205	American Express Co.	5,102,406
34,237	Charles Schwab Corp.	2,270,940
		7,373,346
	Energy - 5.1%
37,960	Chevron Corp.	5,947,193
27,113	EOG Resources, Inc.	3,165,714
69,102	TotalEnergies SE ADR	3,365,959
		12,478,866
	Food & Staples Retailing - 1.3%
38,699	Sysco Corp.	3,307,991
	Food, Beverage & Tobacco - 4.5%
43,566	Coca-Cola Co.	2,814,799
63,608	Mondelez International, Inc. Class A	4,101,444
42,175	Philip Morris International, Inc.	4,217,500
		11,133,743
	Health Care Equipment & Services - 10.8%
10,145	Anthem, Inc.	5,092,080
29,429	Baxter International, Inc.	2,091,225
18,518	Becton Dickinson and Co.	4,577,464
78,712	Koninklijke Philips N.V. ADR	2,029,195
43,921	Medtronic plc	4,583,596
15,946	UnitedHealth Group, Inc.	8,109,338
		26,482,898
	Household & Personal Products - 1.4%
45,353	Colgate-Palmolive Co.	3,494,449
	Insurance - 8.8%
62,869	American International Group, Inc.	3,678,465
25,236	Chubb Ltd.	5,209,972
21,097	Marsh & McLennan Cos., Inc.	3,411,385
40,733	MetLife, Inc.	2,675,344
53,845	Principal Financial Group, Inc.	3,668,998
27,381	Prudential Financial, Inc.	2,971,112
		21,615,276
	Materials - 3.8%
22,012	Celanese Corp.	3,234,443
26,818	FMC Corp.	3,554,458
20,257	PPG Industries, Inc.	2,592,693
		9,381,594
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Media & Entertainment - 2.8%
100,257	Comcast Corp. Class A	$ 3,986,218
39,208	Omnicom Group, Inc.	2,984,905
		6,971,123
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
65,817	AstraZeneca plc ADR	4,370,249
48,119	Merck & Co., Inc.	4,267,674
32,275	Novartis AG ADR	2,841,168
133,132	Pfizer, Inc.	6,532,787
		18,011,878
	Real Estate - 4.4%
10,414	American Tower Corp. REIT	2,509,982
140,567	Host Hotels & Resorts, Inc. REIT	2,860,539
7,462	Public Storage REIT	2,772,133
87,170	VICI Properties, Inc. REIT	2,598,538
		10,741,192
	Retailing - 2.9%
571,800	Allstar Co.*(1)(2)(3)	—
12,083	Lowe's Cos., Inc.	2,389,171
10,103	Target Corp.	2,310,051
40,463	TJX Cos., Inc.	2,479,573
		7,178,795
	Semiconductors & Semiconductor Equipment - 3.9%
4,087	Broadcom, Inc.	2,265,792
58,082	Intel Corp.	2,531,794
27,450	Texas Instruments, Inc.	4,673,363
		9,470,949
	Software & Services - 4.6%
10,572	Accenture plc Class A	3,175,406
47,031	Cognizant Technology Solutions Corp. Class A	3,804,808
44,015	Fidelity National Information Services, Inc.	4,364,087
		11,344,301
	Technology Hardware & Equipment - 1.6%
77,964	Cisco Systems, Inc.	3,818,677
	Telecommunication Services - 2.0%
105,768	Verizon Communications, Inc.	4,897,058
	Transportation - 1.6%
86,947	Southwest Airlines Co.*	4,062,164
	Utilities - 5.3%
42,777	Dominion Energy, Inc.	3,492,314
26,537	Duke Energy Corp.	2,923,316
27,125	Eversource Energy	2,370,725
25,692	Sempra Energy	4,145,661
		12,932,016
	Total Common Stocks (cost $189,839,573)	$ 237,454,367

The accompanying notes are an integral part of these financial statements.
38

Hartford Quality Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 2.5%
$ 6,041,343	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $6,041,464; collateralized by U.S. Treasury Bond at 1.125%, maturing 05/15/2040, with a market value of $4,018,033, U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $2,144,176		$ 6,041,343
	Total Short-Term Investments (cost $6,041,343)		$ 6,041,343
	Total Investments (cost $195,880,916)	99.2%	$ 243,495,710
	Other Assets and Liabilities	0.8%	1,909,346
	Total Net Assets	100.0%	$ 245,405,056
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	571,800	$ —	$ —

(3)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
39

Hartford Quality Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 21,775,760	$ 21,775,760	$ —	$ —
Capital Goods	20,300,474	20,300,474	—	—
Commercial & Professional Services	2,668,039	2,668,039	—	—
Consumer Services	8,013,778	8,013,778	—	—
Diversified Financials	7,373,346	7,373,346	—	—
Energy	12,478,866	12,478,866	—	—
Food & Staples Retailing	3,307,991	3,307,991	—	—
Food, Beverage & Tobacco	11,133,743	11,133,743	—	—
Health Care Equipment & Services	26,482,898	26,482,898	—	—
Household & Personal Products	3,494,449	3,494,449	—	—
Insurance	21,615,276	21,615,276	—	—
Materials	9,381,594	9,381,594	—	—
Media & Entertainment	6,971,123	6,971,123	—	—
Pharmaceuticals, Biotechnology & Life Sciences	18,011,878	18,011,878	—	—
Real Estate	10,741,192	10,741,192	—	—
Retailing	7,178,795	7,178,795	—	—
Semiconductors & Semiconductor Equipment	9,470,949	9,470,949	—	—
Software & Services	11,344,301	11,344,301	—	—
Technology Hardware & Equipment	3,818,677	3,818,677	—	—
Telecommunication Services	4,897,058	4,897,058	—	—
Transportation	4,062,164	4,062,164	—	—
Utilities	12,932,016	12,932,016	—	—
Short-Term Investments	6,041,343	—	6,041,343	—
Total	$ 243,495,710	$ 237,454,367	$ 6,041,343	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
40

The Hartford Small Cap Growth Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 2.4%
62,949	Fox Factory Holding Corp.*	$ 5,154,264
76,588	Patrick Industries, Inc.	4,767,603
58,132	Thor Industries, Inc.	4,450,005
		14,371,872
	Banks - 2.8%
357,819	MGIC Investment Corp.	4,673,116
105,082	Synovus Financial Corp.	4,365,106
60,359	Triumph Bancorp, Inc.*	4,191,329
43,739	Western Alliance Bancorp	3,328,976
		16,558,527
	Capital Goods - 11.0%
79,423	Altra Industrial Motion Corp.	3,097,497
75,175	Applied Industrial Technologies, Inc.	7,870,071
49,770	Armstrong World Industries, Inc.	4,213,528
34,813	Boise Cascade Co.	2,631,167
45,755	Chart Industries, Inc.*	7,724,359
35,129	Curtiss-Wright Corp.	5,020,285
173,793	Hydrofarm Holdings Group, Inc.*	1,659,723
61,589	ITT, Inc.	4,324,780
56,858	John Bean Technologies Corp.	6,702,990
93,746	SPX Corp.*	3,927,957
316,813	WillScot Mobile Mini Holdings Corp.*	11,120,136
227,531	Zurn Water Solutions Corp.	7,103,518
		65,396,011
	Commercial & Professional Services - 6.9%
79,775	ASGN, Inc.*	9,050,474
26,991	CACI International, Inc. Class A*	7,160,712
55,697	Casella Waste Systems, Inc. Class A*	4,580,521
34,344	Clean Harbors, Inc.*	3,603,716
45,363	Exponent, Inc.	4,346,229
54,335	Insperity, Inc.	5,762,227
48,428	Tetra Tech, Inc.	6,745,052
		41,248,931
	Consumer Durables & Apparel - 4.0%
62,575	Crocs, Inc.*	4,156,857
15,127	Deckers Outdoor Corp.*	4,020,000
51,979	PVH Corp.	3,783,032
27,086	TopBuild Corp.*	4,906,358
266,973	Under Armour, Inc. Class C*	3,788,347
59,843	YETI Holdings, Inc.*	2,924,527
		23,579,121
	Consumer Services - 5.5%
144,850	BJ's Restaurants, Inc.*	4,025,382
26,735	Churchill Downs, Inc.	5,425,601
329,919	GAN Ltd.*	1,230,598
306,073	Mister Car Wash, Inc.*	4,407,451
92,275	Penn National Gaming, Inc.*	3,374,497
99,721	Texas Roadhouse, Inc.	8,210,030
62,336	Wingstop, Inc.	5,719,951
		32,393,510
	Diversified Financials - 1.7%
110,368	OneMain Holdings, Inc.	5,069,202
77,342	Stifel Financial Corp.	4,783,603
		9,852,805
	Energy - 2.4%
232,919	Magnolia Oil & Gas Corp. Class A	5,413,037
105,419	Ovintiv, Inc.	5,396,399
46,243	PDC Energy, Inc.	3,224,987
		14,034,423
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Food & Staples Retailing - 1.4%
173,879	Performance Food Group Co.*	$ 8,563,541
	Food, Beverage & Tobacco - 3.5%
6,576	Boston Beer Co., Inc. Class A*	2,466,000
49,687	Freshpet, Inc.*	4,638,281
33,027	Lancaster Colony Corp.	5,125,130
103,694	Simply Good Foods Co.*	4,318,855
286,778	Sovos Brands, Inc.*	4,330,348
		20,878,614
	Health Care Equipment & Services - 10.7%
16,751	Amedisys, Inc.*	2,138,265
55,970	AtriCure, Inc.*	2,906,522
165,659	Covetrus, Inc.*	2,286,094
69,076	Glaukos Corp.*	3,266,604
80,372	Globus Medical, Inc. Class A*	5,322,234
108,082	Health Catalyst, Inc.*	1,798,484
48,774	Inari Medical, Inc.*	3,936,062
91,157	Integra LifeSciences Holdings Corp.*	5,575,162
40,014	LHC Group, Inc.*	6,636,322
19,363	ModivCare, Inc.*	2,013,171
38,745	Nevro Corp.*	2,390,179
53,752	Omnicell, Inc.*	5,868,106
158,244	Owens & Minor, Inc.	5,616,080
416,423	R1 RCM, Inc.*	9,377,846
42,816	Tandem Diabetes Care, Inc.*	4,130,888
		63,262,019
	Household & Personal Products - 0.5%
211,685	Beauty Health Co.*	2,773,074
	Insurance - 0.4%
96,855	James River Group Holdings Ltd.	2,296,432
	Materials - 2.8%
217,603	Axalta Coating Systems Ltd.*	5,520,588
38,441	Ingevity Corp.*	2,302,616
174,160	Livent Corp.*	3,720,057
42,492	Louisiana-Pacific Corp.	2,741,584
162,838	Ranpak Holdings Corp.*	2,455,597
		16,740,442
	Media & Entertainment - 2.1%
129,236	Bumble, Inc. Class A*	3,100,372
90,817	Cardlytics, Inc.*	3,099,584
71,837	Ziff Davis, Inc.*(1)	6,347,517
		12,547,473
	Pharmaceuticals, Biotechnology & Life Sciences - 11.0%
193,455	Aclaris Therapeutics, Inc.*	2,383,366
147,841	Akero Therapeutics, Inc.*	1,550,852
58,504	ALX Oncology Holdings, Inc.*	747,681
82,266	Apellis Pharmaceuticals, Inc.*	3,581,039
27,731	Arrowhead Pharmaceuticals, Inc.*	1,140,021
59,193	Arvinas, Inc.*	3,253,839
101,452	Avidity Biosciences, Inc.*	1,450,764
22,627	Biohaven Pharmaceutical Holding Co., Ltd.*	2,017,650
59,850	Blueprint Medicines Corp.*	3,492,247
123,025	Celldex Therapeutics, Inc.*	3,758,414
121,332	Cytokinetics, Inc.*	4,837,507
30,333	Fate Therapeutics, Inc.*	866,310
17,800	Harmony Biosciences Holdings, Inc.*	801,712
226,798	Heron Therapeutics, Inc.*(1)	1,025,127
416,527	ImmunoGen, Inc.*	2,011,825
35,759	Intellia Therapeutics, Inc.*	1,753,264
127,383	KalVista Pharmaceuticals, Inc.*	1,621,586
66,013	Kymera Therapeutics, Inc.*	2,069,507

The accompanying notes are an integral part of these financial statements.
41

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.0% - (continued)
19,639	Mirati Therapeutics, Inc.*	$ 1,213,494
57,846	Morphic Holding, Inc.*	1,753,312
96,080	NanoString Technologies, Inc.*	1,804,382
21,264	Neurocrine Biosciences, Inc.*	1,914,398
55,745	Pacira BioSciences, Inc.*	4,156,905
100,001	PTC Therapeutics, Inc.*	3,533,035
96,496	Revolution Medicines, Inc.*	1,927,025
99,175	Stoke Therapeutics, Inc.*	1,432,087
146,301	Syndax Pharmaceuticals, Inc.*	2,453,468
47,853	Turning Point Therapeutics, Inc.*	1,408,792
31,040	Ultragenyx Pharmaceutical, Inc.*	2,194,218
11,016	United Therapeutics Corp.*	1,956,001
67,410	Veracyte, Inc.*	1,379,883
		65,489,711
	Real Estate - 5.6%
211,903	Essential Properties Realty Trust, Inc. REIT	5,085,672
256,701	Independence Realty Trust, Inc. REIT	6,997,669
121,342	Phillips Edison & Co., Inc. REIT	4,108,640
35,514	PS Business Parks, Inc. REIT	6,648,221
50,539	Rexford Industrial Realty, Inc. REIT	3,944,064
70,474	Ryman Hospitality Properties, Inc. REIT*	6,587,909
		33,372,175
	Retailing - 1.5%
94,899	Ollie's Bargain Outlet Holdings, Inc.*	4,559,897
57,576	Shutterstock, Inc.	4,359,655
		8,919,552
	Semiconductors & Semiconductor Equipment - 4.7%
84,340	Axcelis Technologies, Inc.*	4,592,313
50,905	Cirrus Logic, Inc.*	3,858,599
121,111	Lattice Semiconductor Corp.*	5,818,172
18,606	MKS Instruments, Inc.	2,120,712
83,275	Power Integrations, Inc.	6,662,000
32,657	Synaptics, Inc.*	4,847,605
		27,899,401
	Software & Services - 15.4%
67,449	Alarm.com Holdings, Inc.*	4,119,785
71,047	Blackbaud, Inc.*	4,121,437
46,214	Concentrix Corp.	7,277,781
44,305	Consensus Cloud Solutions, Inc.*	2,335,760
111,234	Digital Turbine, Inc.*	3,520,556
86,326	DigitalOcean Holdings, Inc.*	3,403,834
49,535	ExlService Holdings, Inc.*	6,744,190
27,533	Five9, Inc.*	3,031,383
61,386	LiveRamp Holdings, Inc.*	1,922,610
42,684	Manhattan Associates, Inc.*	5,572,396
223,974	Olo, Inc. Class A*	2,394,282
75,007	Perficient, Inc.*	7,456,446
48,764	Q2 Holdings, Inc.*	2,522,562
75,072	Rapid7, Inc.*	7,170,877
280,576	Repay Holdings Corp.*	3,754,107
82,632	Shift4 Payments, Inc. Class A*	4,334,875
65,148	Sprout Social, Inc. Class A*	3,992,269
137,253	Varonis Systems, Inc.*	5,929,330
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 15.4% - (continued)
129,140	Veritone, Inc.*(1)		$ 1,398,586
454,209	Verra Mobility Corp.*		6,372,552
38,846	Workiva, Inc.*		3,749,027
			91,124,645
	Technology Hardware & Equipment - 3.4%
44,690	Fabrinet *		4,388,111
97,733	II-VI, Inc.*(1)		5,982,237
51,378	Insight Enterprises, Inc.*		5,105,432
61,191	Lumentum Holdings, Inc.*		4,969,321
			20,445,101
	Total Common Stocks (cost $523,092,365)		$ 591,747,380
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.4%
$ 2,080,061	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $2,080,103; collateralized by U.S. Treasury Bond at 4.500%, maturing 05/15/2038, with a market value of $2,121,675		$ 2,080,061
	Securities Lending Collateral - 0.4%
775,965	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(2)		775,965
1,882,333	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(2)		1,882,333
			2,658,298
	Total Short-Term Investments (cost $4,738,359)		$ 4,738,359
	Total Investments (cost $527,830,724)	100.5%	$ 596,485,739
	Other Assets and Liabilities	(0.5)%	(2,862,008)
	Total Net Assets	100.0%	$ 593,623,731
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
42

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 14,371,872	$ 14,371,872	$ —	$ —
Banks	16,558,527	16,558,527	—	—
Capital Goods	65,396,011	65,396,011	—	—
Commercial & Professional Services	41,248,931	41,248,931	—	—
Consumer Durables & Apparel	23,579,121	23,579,121	—	—
Consumer Services	32,393,510	32,393,510	—	—
Diversified Financials	9,852,805	9,852,805	—	—
Energy	14,034,423	14,034,423	—	—
Food & Staples Retailing	8,563,541	8,563,541	—	—
Food, Beverage & Tobacco	20,878,614	20,878,614	—	—
Health Care Equipment & Services	63,262,019	63,262,019	—	—
Household & Personal Products	2,773,074	2,773,074	—	—
Insurance	2,296,432	2,296,432	—	—
Materials	16,740,442	16,740,442	—	—
Media & Entertainment	12,547,473	12,547,473	—	—
Pharmaceuticals, Biotechnology & Life Sciences	65,489,711	65,489,711	—	—
Real Estate	33,372,175	33,372,175	—	—
Retailing	8,919,552	8,919,552	—	—
Semiconductors & Semiconductor Equipment	27,899,401	27,899,401	—	—
Software & Services	91,124,645	91,124,645	—	—
Technology Hardware & Equipment	20,445,101	20,445,101	—	—
Short-Term Investments	4,738,359	2,658,298	2,080,061	—
Total	$ 596,485,739	$ 594,405,678	$ 2,080,061	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
43

Hartford Small Cap Value Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Banks - 19.7%
66,547	Bank OZK	$ 2,556,736
105,949	Berkshire Hills Bancorp, Inc.	2,621,178
99,985	Cadence Bank	2,503,624
25,003	Federal Agricultural Mortgage Corp. Class C	2,561,057
86,309	First Hawaiian, Inc.	2,037,756
89,273	First Interstate BancSystem, Inc. Class A	2,903,158
194,757	FNB Corp.	2,243,601
130,552	Home BancShares, Inc.	2,822,534
80,029	Pacific Premier Bancorp, Inc.	2,509,710
146,347	Radian Group, Inc.	3,130,362
65,344	Sandy Spring Bancorp, Inc.	2,566,059
		28,455,775
	Capital Goods - 10.2%
60,990	Air Lease Corp.	2,456,677
34,892	EnerSys	2,284,030
82,414	Kennametal, Inc.	2,120,512
33,538	McGrath Rent Corp.	2,799,082
80,860	nVent Electric plc	2,731,451
197,936	REV Group, Inc.	2,359,397
		14,751,149
	Commercial & Professional Services - 10.9%
193,253	BrightView Holdings, Inc.*	2,446,583
164,870	CoreCivic, Inc. REIT*	2,049,334
75,046	Deluxe Corp.	2,032,246
67,828	Herman Miller, Inc.	2,152,182
34,240	Kforce, Inc.	2,398,512
93,254	Loomis AB	2,323,492
28,941	Science Applications International Corp.	2,408,759
		15,811,108
	Consumer Durables & Apparel - 5.6%
26,929	Carter's, Inc.	2,268,499
44,715	Kontoor Brands, Inc.	1,776,527
52,427	Steven Madden Ltd.	2,152,652
28,920	Sturm Ruger & Co., Inc.	1,970,898
		8,168,576
	Consumer Services - 2.9%
67,205	Adtalem Global Education, Inc.*	1,969,779
85,401	H&R Block, Inc.	2,226,404
		4,196,183
	Diversified Financials - 8.1%
184,203	Greenhill & Co., Inc.	2,230,698
125,010	Navient Corp.	1,986,409
237,625	New Residential Investment Corp. REIT	2,471,300
64,699	PRA Group, Inc.*	2,719,299
87,863	PROG Holdings, Inc.*	2,325,734
		11,733,440
	Energy - 3.0%
115,329	ChampionX Corp.	2,433,442
92,109	DMC Global, Inc.*	1,841,259
		4,274,701
	Health Care Equipment & Services - 5.7%
151,867	NextGen Healthcare, Inc.*	2,862,693
52,699	NuVasive, Inc.*	2,710,837
73,392	Premier, Inc. Class A	2,657,524
		8,231,054
	Household & Personal Products - 4.6%
62,172	Edgewell Personal Care Co.	2,371,240
78,304	Energizer Holdings, Inc.	2,371,828
10,490	Medifast, Inc.	1,870,997
		6,614,065
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Insurance - 6.0%
45,460	Kemper Corp.		$ 2,098,434
349,567	Lancashire Holdings Ltd.		1,852,667
111,276	ProAssurance Corp.		2,734,051
313,759	Siriuspoint Ltd.*		1,970,406
			8,655,558
	Materials - 3.2%
37,118	Compass Minerals International, Inc.		2,194,787
97,591	Schweitzer-Mauduit International, Inc.		2,455,390
			4,650,177
	Real Estate - 3.5%
111,642	Pebblebrook Hotel Trust REIT		2,726,298
143,583	Piedmont Office Realty Trust, Inc. Class A, REIT		2,311,686
			5,037,984
	Retailing - 1.8%
58,141	Monro, Inc.		2,658,788
	Semiconductors & Semiconductor Equipment - 5.1%
74,294	Ichor Holdings Ltd.*		2,162,698
109,766	Rambus, Inc.*		2,734,271
32,013	Silicon Motion Technology Corp. ADR		2,430,747
			7,327,716
	Software & Services - 4.6%
43,799	CSG Systems International, Inc.		2,692,324
33,703	InterDigital, Inc.		1,916,016
132,721	Xperi Holding Corp.		2,070,448
			6,678,788
	Technology Hardware & Equipment - 1.9%
68,015	Plantronics, Inc.*		2,711,078
	Utilities - 1.7%
52,950	Portland General Electric Co.		2,506,123
	Total Common Stocks (cost $132,839,197)		$ 142,462,263
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 1.0%
$ 1,453,532	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $1,453,561 ; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $ 1,482,659		$ 1,453,532
	Total Short-Term Investments (cost $1,453,532)		$ 1,453,532
	Total Investments (cost $134,292,729)	99.5%	$ 143,915,795
	Other Assets and Liabilities	0.5%	655,764
	Total Net Assets	100.0%	$ 144,571,559
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.
44

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 28,455,775	$ 28,455,775	$ —	$ —
Capital Goods	14,751,149	14,751,149	—	—
Commercial & Professional Services	15,811,108	13,487,616	2,323,492	—
Consumer Durables & Apparel	8,168,576	8,168,576	—	—
Consumer Services	4,196,183	4,196,183	—	—
Diversified Financials	11,733,440	11,733,440	—	—
Energy	4,274,701	4,274,701	—	—
Health Care Equipment & Services	8,231,054	8,231,054	—	—
Household & Personal Products	6,614,065	6,614,065	—	—
Insurance	8,655,558	6,802,891	1,852,667	—
Materials	4,650,177	4,650,177	—	—
Real Estate	5,037,984	5,037,984	—	—
Retailing	2,658,788	2,658,788	—	—
Semiconductors & Semiconductor Equipment	7,327,716	7,327,716	—	—
Software & Services	6,678,788	6,678,788	—	—
Technology Hardware & Equipment	2,711,078	2,711,078	—	—
Utilities	2,506,123	2,506,123	—	—
Short-Term Investments	1,453,532	—	1,453,532	—
Total	$ 143,915,795	$ 138,286,104	$ 5,629,691	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
45

The Hartford Small Company Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.1%
	Banks - 1.7%
153,257	Ameris Bancorp	$ 6,390,817
136,520	Synovus Financial Corp.	5,671,041
		12,061,858
	Capital Goods - 14.3%
55,327	Acuity Brands, Inc.	9,542,801
201,070	Applied Industrial Technologies, Inc.	21,050,018
23,003	Chart Industries, Inc.*	3,883,367
79,285	Curtiss-Wright Corp.	11,330,619
99,706	Esab Corp.*	4,686,182
416,427	Fluor Corp.*	10,306,568
103,049	Helios Technologies, Inc.	6,922,832
107,713	Kornit Digital Ltd.*	7,162,915
77,543	Middleby Corp.*	11,933,092
71,363	WESCO International, Inc.*	8,796,204
185,079	Zurn Water Solutions Corp.	5,778,166
		101,392,764
	Commercial & Professional Services - 1.4%
112,201	TriNet Group, Inc.*	9,952,229
	Consumer Durables & Apparel - 2.2%
92,690	Crocs, Inc.*	6,157,397
178,541	Skyline Champion Corp.*	9,112,732
		15,270,129
	Consumer Services - 4.0%
129,161	Boyd Gaming Corp.	7,824,573
204,784	Chegg, Inc.*	5,066,356
477,750	Mister Car Wash, Inc.*	6,879,600
96,348	Wingstop, Inc.	8,840,893
		28,611,422
	Diversified Financials - 0.8%
147,940	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	5,916,121
	Energy - 4.7%
162,560	Cactus, Inc. Class A	8,116,621
166,819	Chesapeake Energy Corp.	13,682,494
388,724	Magnolia Oil & Gas Corp. Class A	9,033,946
39,334	PDC Energy, Inc.	2,743,153
		33,576,214
	Food, Beverage & Tobacco - 0.9%
65,789	Freshpet, Inc.*	6,141,403
	Health Care Equipment & Services - 11.9%
99,706	Enovis Corp.*	6,467,928
111,590	Globus Medical, Inc. Class A*	7,389,490
108,194	Health Catalyst, Inc.*	1,800,348
95,926	Inari Medical, Inc.*	7,741,228
74,464	Inspire Medical Systems, Inc.*	15,321,713
158,707	Integra LifeSciences Holdings Corp.*	9,706,520
65,669	LHC Group, Inc.*	10,891,204
182,661	Owens & Minor, Inc.	6,482,639
536,042	R1 RCM, Inc.*	12,071,666
62,638	Tandem Diabetes Care, Inc.*	6,043,314
		83,916,050
	Household & Personal Products - 1.1%
306,233	elf Beauty, Inc.*	7,450,649
	Materials - 1.8%
189,613	Cabot Corp.	12,486,016
	Media & Entertainment - 4.1%
105,902	Cardlytics, Inc.*	3,614,435
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.1% - (continued)
	Media & Entertainment - 4.1% - (continued)
383,917	Cargurus, Inc.*	$ 12,546,407
193,531	Criteo S.A. ADR*	4,795,698
95,360	Ziff Davis, Inc.*	8,426,010
		29,382,550
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
225,754	Aclaris Therapeutics, Inc.*	2,781,289
259,023	Amicus Therapeutics, Inc.*	1,833,883
101,626	Apellis Pharmaceuticals, Inc.*	4,423,780
41,167	Ascendis Pharma A/S ADR*	3,757,312
45,511	Blueprint Medicines Corp.*	2,655,567
131,728	Celldex Therapeutics, Inc.*	4,024,290
72,705	Crinetics Pharmaceuticals, Inc.*	1,477,366
130,112	Cytokinetics, Inc.*	5,187,566
70,470	Fate Therapeutics, Inc.*	2,012,623
70,378	Intellia Therapeutics, Inc.*	3,450,633
67,015	Intra-Cellular Therapies, Inc.*	3,391,629
25,148	Karuna Therapeutics, Inc.*	2,802,996
85,529	Kymera Therapeutics, Inc.*	2,681,334
27,191	Madrigal Pharmaceuticals, Inc.*	1,903,370
183,353	Myovant Sciences Ltd.*(1)	1,707,017
91,375	NanoString Technologies, Inc.*	1,716,023
50,365	Pacira BioSciences, Inc.*	3,755,718
119,546	PTC Therapeutics, Inc.*	4,223,560
50,903	RAPT Therapeutics, Inc.*	770,162
105,157	Revolution Medicines, Inc.*	2,099,985
90,974	Rocket Pharmaceuticals, Inc.*	935,213
71,439	Turning Point Therapeutics, Inc.*	2,103,164
50,641	Veracyte, Inc.*	1,036,621
		60,731,101
	Real Estate - 6.1%
293,804	Essential Properties Realty Trust, Inc. REIT	7,051,296
383,245	Independence Realty Trust, Inc. REIT	10,447,259
363,229	Pebblebrook Hotel Trust REIT	8,870,052
200,579	Phillips Edison & Co., Inc. REIT	6,791,605
103,548	Ryman Hospitality Properties, Inc. REIT*	9,679,667
		42,839,879
	Retailing - 4.3%
3,136,600	Allstar Co.(2)(3)(4)(5)	—
53,188	Floor & Decor Holdings, Inc. Class A*	4,240,147
258,408	National Vision Holdings, Inc.*	9,729,061
223,965	Revolve Group, Inc.*	9,464,761
79,098	Shutterstock, Inc.	5,989,301
26,907	Tory Burch LLC(3)(4)(5)	1,095,402
		30,518,672
	Semiconductors & Semiconductor Equipment - 2.7%
43,195	Ambarella, Inc.*	3,545,445
44,252	MKS Instruments, Inc.	5,043,843
71,327	Synaptics, Inc.*	10,587,780
		19,177,068
	Software & Services - 17.8%
60,324	Concentrix Corp.	9,499,824
279,729	Digital Turbine, Inc.*	8,853,423
114,663	Five9, Inc.*	12,624,396
436,480	Jamf Holding Corp.*(1)	13,443,584
167,687	LiveRamp Holdings, Inc.*	5,251,957
50,841	Manhattan Associates, Inc.*	6,637,293
112,708	New Relic, Inc.*	7,131,035
472,890	Olo, Inc. Class A*	5,055,194
102,471	Perficient, Inc.*	10,186,642
145,699	Rapid7, Inc.*	13,917,168
360,535	Repay Holdings Corp.*	4,823,958

The accompanying notes are an integral part of these financial statements.
46

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.1% - (continued)
	Software & Services - 17.8% - (continued)
104,152	Shift4 Payments, Inc. Class A*		$ 5,463,814
277,377	Varonis Systems, Inc.*		11,982,687
813,251	Verra Mobility Corp.*		11,409,912
			126,280,887
	Technology Hardware & Equipment - 4.7%
324,452	Calix, Inc.*		12,948,879
211,927	II-VI, Inc.*		12,972,052
57,481	Novanta, Inc.*		7,397,805
			33,318,736
	Total Common Stocks (cost $708,748,097)		$ 659,023,748
EXCHANGE-TRADED FUNDS - 1.7%
	Other Investment Pools & Funds - 1.7%
53,645	iShares Russell 2000 Growth ETF (1)		$ 12,048,130
	Total Exchange-Traded Funds (cost $13,476,865)		$ 12,048,130
	Total Long-Term Investments (Cost $722,224,962)		$ 671,071,878
SHORT-TERM INVESTMENTS - 5.8%
	Repurchase Agreements - 4.2%
$ 29,341,893	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $29,342,480; collateralized by U.S. Treasury Inflation Index Government Bond at 2.125%, maturing 02/15/2041, with a market value of $29,928,850		$ 29,341,893
	Securities Lending Collateral - 1.6%
3,344,560	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(6)		3,344,560
8,113,215	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(6)		8,113,215
			11,457,775
	Total Short-Term Investments (cost $40,799,668)		$ 40,799,668
	Total Investments (cost $763,024,630)	100.6%	$ 711,871,546
	Other Assets and Liabilities	(0.6)%	(4,163,390)
	Total Net Assets	100.0%	$ 707,708,156
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $1,095,402, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,095,402 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	3,136,600	$ —	$ —
11/2013	Tory Burch LLC	26,907	2,108,912	1,095,402
			$ 2,108,912	$ 1,095,402

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
47

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 12,061,858	$ 12,061,858	$ —	$ —
Capital Goods	101,392,764	101,392,764	—	—
Commercial & Professional Services	9,952,229	9,952,229	—	—
Consumer Durables & Apparel	15,270,129	15,270,129	—	—
Consumer Services	28,611,422	28,611,422	—	—
Diversified Financials	5,916,121	5,916,121	—	—
Energy	33,576,214	33,576,214	—	—
Food, Beverage & Tobacco	6,141,403	6,141,403	—	—
Health Care Equipment & Services	83,916,050	83,916,050	—	—
Household & Personal Products	7,450,649	7,450,649	—	—
Materials	12,486,016	12,486,016	—	—
Media & Entertainment	29,382,550	29,382,550	—	—
Pharmaceuticals, Biotechnology & Life Sciences	60,731,101	60,731,101	—	—
Real Estate	42,839,879	42,839,879	—	—
Retailing	30,518,672	29,423,270	—	1,095,402
Semiconductors & Semiconductor Equipment	19,177,068	19,177,068	—	—
Software & Services	126,280,887	126,280,887	—	—
Technology Hardware & Equipment	33,318,736	33,318,736	—	—
Exchange-Traded Funds	12,048,130	12,048,130	—	—
Short-Term Investments	40,799,668	11,457,775	29,341,893	—
Total	$ 711,871,546	$ 681,434,251	$ 29,341,893	$ 1,095,402

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
48

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC
Currency Abbreviations:
JPY	Japan Yen
USD	United States Dollar
Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

49

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$ 6,362,103,458	$ 10,697,515,777	$ 14,935,600,162	$ 4,670,445,807	$ 5,117,145,653	$ 1,371,924,637
Repurchase agreements	91,914,751	127,199,073	484,545,006	122,953,771	97,425,283	11,576,268
Cash	22,343,476	30,915,068	117,769,650	29,882,208	23,679,317	2,813,964
Cash collateral held for securities on loan	1,032,343	—	—	16,425	558,001	185,658
Foreign currency	1,222	—	—	605,607	—	385,596
Receivables:
Investment securities sold	5,435,503	—	—	4,359,976	9,276,872	4,844,390
Fund shares sold	1,130,119	19,060,567	56,952,660	7,817,629	5,631,211	946,712
Dividends and interest	3,620,461	9,735,398	14,948,697	5,100,556	665,521	1,185,753
Securities lending income	5,334	38	40	3,124	2,260	15,804
Variation margin on futures contracts	1,371,137	—	—	—	—	—
Tax reclaims	531,452	—	3,581,425	2,604,093	55,282	296,667
Other assets	126,003	209,362	401,048	135,368	154,838	90,588
Total assets	6,489,615,259	10,884,635,283	15,613,798,688	4,843,924,564	5,254,594,238	1,394,266,037
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	1,041
Obligation to return securities lending collateral	20,646,850	—	—	328,500	11,160,022	3,713,169
Payables:
Investment securities purchased	10,619,326	22,037,413	—	2,123,488	—	4,498,678
Fund shares redeemed	3,923,854	11,519,554	14,758,476	3,646,463	7,261,328	1,267,959
Investment management fees	3,759,727	3,152,434	7,949,457	2,522,666	3,429,029	1,046,743
Transfer agent fees	1,623,917	1,890,220	1,975,526	794,410	1,506,753	451,941
Accounting services fees	267,546	418,942	469,189	169,307	278,908	68,500
Board of Directors' fees	28,934	37,169	29,468	14,488	34,728	7,048
Distribution fees	181,287	132,209	194,501	87,319	113,166	41,519
Accrued expenses	257,079	263,099	294,775	169,267	126,669	72,526
Total liabilities	41,308,520	39,451,040	25,671,392	9,855,908	23,910,603	11,169,124
Net assets	$ 6,448,306,739	$ 10,845,184,243	$ 15,588,127,296	$ 4,834,068,656	$ 5,230,683,635	$ 1,383,096,913
Summary of Net Assets:
Capital stock and paid-in-capital	$ 5,447,315,094	$ 7,418,912,900	$ 10,413,767,355	$ 3,263,393,667	$ 5,684,618,002	$ 1,175,966,600
Distributable earnings (loss)	1,000,991,645	3,426,271,343	5,174,359,941	1,570,674,989	(453,934,367)	207,130,313
Net assets	$ 6,448,306,739	$ 10,845,184,243	$ 15,588,127,296	$ 4,834,068,656	$ 5,230,683,635	$ 1,383,096,913
Shares authorized	1,540,000,000	825,000,000	1,230,000,000	675,000,000	19,850,000,000	485,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0001	$ 0.0010
Class A: Net asset value per share	$ 36.84	$ 42.31	$ 31.87	$ 22.04	$ 34.73	$ 34.48
Maximum offering price per share	38.98	44.77	33.72	23.32	36.75	36.49
Shares outstanding	129,037,731	35,956,018	145,041,149	83,990,248	69,402,630	21,182,446
Net Assets	$ 4,753,798,492	$ 1,521,469,470	$ 4,622,677,196	$ 1,851,529,896	$ 2,410,093,852	$ 730,398,328
Class C: Net asset value per share	$ 23.84	$ 38.15	$ 30.51	$ 21.92	$ 8.78	$ 24.35
Shares outstanding	4,561,202	12,825,783	6,207,857	6,473,471	20,087,206	4,151,120
Net Assets	$ 108,737,646	$ 489,343,757	$ 189,374,219	$ 141,905,734	$ 176,333,587	$ 101,066,360
Class I: Net asset value per share	$ 37.12	$ 42.43	$ 31.68	$ 21.88	$ 38.40	$ 37.42
Shares outstanding	15,965,146	94,655,636	118,296,508	64,217,427	33,675,732	9,342,937
Net Assets	$ 592,561,389	$ 4,016,387,292	$ 3,747,829,610	$ 1,405,295,967	$ 1,293,314,682	$ 349,620,115
Class R3: Net asset value per share	$ 42.35	$ 42.94	$ 32.43	$ 22.09	$ 34.27	$ 35.33
Shares outstanding	853,145	1,492,318	1,836,169	1,344,788	1,058,553	718,711
Net Assets	$ 36,129,073	$ 64,080,598	$ 59,538,052	$ 29,707,623	$ 36,273,159	$ 25,393,496
Class R4: Net asset value per share	$ 44.54	$ 43.74	$ 32.71	$ 22.13	$ 38.45	$ 38.39
Shares outstanding	679,606	4,220,407	3,021,695	1,937,031	1,299,202	521,798
Net Assets	$ 30,270,994	$ 184,587,220	$ 98,838,044	$ 42,868,299	$ 49,959,045	$ 20,032,349
The accompanying notes are an integral part of these financial statements.
50

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R5: Net asset value per share	$ 45.72	$ 42.79	$ 32.87	$ 22.27	$ 42.24	$ 41.35
Shares outstanding	659,050	4,272,883	7,950,402	3,330,976	388,371	247,022
Net Assets	$ 30,131,283	$ 182,845,012	$ 261,308,882	$ 74,167,215	$ 16,402,925	$ 10,214,099
Class R6: Net asset value per share	$ 46.09	$ 42.99	$ 32.87	$ 22.33	$ 43.52	$ 42.22
Shares outstanding	676,928	23,670,272	16,752,205	3,922,762	1,132,613	132,129
Net Assets	$ 31,198,515	$ 1,017,689,675	$ 550,661,317	$ 87,611,499	$ 49,294,362	$ 5,579,039
Class Y: Net asset value per share	$ 46.06	$ 42.97	$ 32.88	$ 22.34	$ 43.40	$ 42.12
Shares outstanding	2,156,145	15,964,047	27,407,191	5,249,335	9,053,613	2,444,851
Net Assets	$ 99,301,399	$ 686,039,938	$ 901,069,620	$ 117,267,874	$ 392,949,949	$ 102,975,314
Class F: Net asset value per share	$ 37.11	$ 42.47	$ 31.65	$ 21.88	$ 38.71	$ 37.66
Shares outstanding	20,646,265	63,171,060	162,907,516	49,524,900	20,824,003	1,004,191
Net Assets	$ 766,177,948	$ 2,682,741,281	$ 5,156,830,356	$ 1,083,714,549	$ 806,062,074	$ 37,817,813
Cost of investments	$ 5,920,485,765	$ 7,703,004,350	$ 10,677,877,469	$ 3,487,513,704	$ 5,960,195,047	$ 1,170,430,846
Cost of foreign currency	$ 1,233	$ —	$ —	$ 608,737	$ —	$ 379,366
(1) Includes Investment in securities on loan, at market value	$ 19,210,739	$ —	$ —	$ 320,040	$ 9,203,673	$ 5,225,175
The accompanying notes are an integral part of these financial statements.
51

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$ 9,190,883,296	$ 877,564,410	$ 237,454,367	$ 594,405,678	$ 142,462,263	$ 682,529,653
Repurchase agreements	4,374,897	24,658,339	6,041,343	2,080,061	1,453,532	29,341,893
Investments in affiliated investments, at market value	40,185,804	—	—	—	—	—
Cash	1,069,499	5,992,529	1,489,444	518,581	353,263	7,124,586
Cash collateral held for securities on loan	4,971,520	—	—	139,910	—	603,041
Receivables:
From affiliates	—	—	2,386	—	2,167	—
Investment securities sold	29,728,590	2,801,076	—	1,253,331	872,073	3,923,453
Fund shares sold	9,465,842	2,028,467	313,035	422,269	69,356	1,305,012
Dividends and interest	1,263,650	178,855	255,591	11,581	31,065	40,717
Securities lending income	72,924	170	—	705	—	2,797
Tax reclaims	—	—	77,166	—	—	—
Other assets	175,152	102,008	75,581	78,681	68,146	77,894
Total assets	9,282,191,174	913,325,854	245,708,913	598,910,797	145,311,865	724,949,046
Liabilities:
Obligation to return securities lending collateral	99,430,404	—	—	2,798,208	—	12,060,816
Payables:
Investment securities purchased	27,220,057	18,383,661	—	359,881	523,350	3,201,725
Fund shares redeemed	14,435,966	728,366	93,919	1,428,003	63,072	1,127,542
Investment management fees	5,917,257	536,882	94,387	393,365	88,804	507,482
Transfer agent fees	2,410,104	151,242	76,028	199,214	39,489	191,445
Accounting services fees	482,241	36,364	10,914	38,565	7,487	41,121
Board of Directors' fees	67,200	2,401	669	4,376	604	4,274
Distribution fees	137,727	14,662	7,018	7,521	2,113	14,169
Accrued expenses	746,996	91,924	20,922	57,933	15,387	92,316
Total liabilities	150,847,952	19,945,502	303,857	5,287,066	740,306	17,240,890
Net assets	$ 9,131,343,222	$ 893,380,352	$ 245,405,056	$ 593,623,731	$ 144,571,559	$ 707,708,156
Summary of Net Assets:
Capital stock and paid-in-capital	$ 7,042,836,420	$ 690,119,517	$ 187,526,632	$ 527,629,166	$ 132,476,151	$ 777,892,203
Distributable earnings (loss)	2,088,506,802	203,260,835	57,878,424	65,994,565	12,095,408	(70,184,047)
Net assets	$ 9,131,343,222	$ 893,380,352	$ 245,405,056	$ 593,623,731	$ 144,571,559	$ 707,708,156
Shares authorized	1,105,000,000	475,000,000	22,110,000,000	22,100,000,000	860,000,000	525,000,000
Par value	$ 0.0050	$ 0.0010	$ 0.0001	$ 0.0001	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 26.47	$ 16.93	$ 24.47	$ 38.57	$ 11.48	$ 17.42
Maximum offering price per share	28.01	17.92	25.89	40.81	12.15	18.43
Shares outstanding	99,917,777	21,872,055	7,480,426	4,707,154	4,757,764	20,611,102
Net Assets	$ 2,644,946,258	$ 370,296,996	$ 183,042,689	$ 181,560,201	$ 54,639,925	$ 358,955,924
Class C: Net asset value per share	$ 15.05	$ 13.01	$ 20.56	$ 21.03	$ 9.79	$ 7.99
Shares outstanding	17,421,212	628,699	189,657	160,828	263,152	726,532
Net Assets	$ 262,118,513	$ 8,181,223	$ 3,899,144	$ 3,381,728	$ 2,577,279	$ 5,806,227
Class I: Net asset value per share	$ 27.88	$ 17.14	$ 24.09	$ 41.71	$ 11.50	$ 19.27
Shares outstanding	76,117,588	1,700,250	1,063,709	1,888,386	2,808,079	2,151,588
Net Assets	$ 2,122,391,676	$ 29,134,579	$ 25,626,532	$ 78,772,967	$ 32,303,933	$ 41,464,931
Class R3: Net asset value per share	$ 30.55	$ 17.96	$ 24.93	$ 37.49	$ 12.00	$ 19.75
Shares outstanding	2,369,332	353,270	41,021	170,281	79,166	561,049
Net Assets	$ 72,378,974	$ 6,343,744	$ 1,022,579	$ 6,383,772	$ 950,040	$ 11,079,009
Class R4: Net asset value per share	$ 32.61	$ 18.45	$ 25.20	$ 40.88	$ 12.19	$ 22.00
Shares outstanding	3,595,648	527,676	183,162	321,203	17,260	448,789
Net Assets	$ 117,257,306	$ 9,734,194	$ 4,615,623	$ 13,129,945	$ 210,323	$ 9,873,909
Class R5: Net asset value per share	$ 34.21	$ 18.76	$ 25.45	$ 44.59	$ 12.14	$ 24.18
Shares outstanding	4,187,198	104,460	12,684	1,077,335	139,341	208,271
Net Assets	$ 143,225,818	$ 1,959,473	$ 322,758	$ 48,043,478	$ 1,691,980	$ 5,035,990
Class R6: Net asset value per share	$ 34.79	$ —	$ 25.51	$ 45.67	$ 12.13	$ 24.99
Shares outstanding	26,506,910	—	486,680	1,550,168	588,174	215,300
Net Assets	$ 922,094,745	$ —	$ 12,415,401	$ 70,792,133	$ 7,135,780	$ 5,381,191
The accompanying notes are an integral part of these financial statements.
52

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class Y: Net asset value per share	$ 34.70	$ 18.80	$ 25.47	$ 45.62	$ 12.11	$ 24.92
Shares outstanding	18,297,802	843,332	106,449	3,557,347	241,659	891,340
Net Assets	$ 635,012,859	$ 15,857,021	$ 2,711,530	$ 162,300,316	$ 2,927,140	$ 22,216,062
Class F: Net asset value per share	$ 28.05	$ 17.13	$ 23.97	$ 42.04	$ 11.49	$ 19.48
Shares outstanding	78,854,615	26,375,377	490,136	696,065	3,667,521	12,723,309
Net Assets	$ 2,211,917,073	$ 451,873,122	$ 11,748,800	$ 29,259,191	$ 42,135,159	$ 247,894,913
Cost of investments	$ 7,571,857,718	$ 762,244,742	$ 195,880,916	$ 527,830,724	$ 134,292,729	$ 763,024,630
Cost of investments in affiliated investments	$ 189,385,270	$ —	$ —	$ —	$ —	$ —
Cost of foreign currency	$ —	$ —	$ —	$ —	$ —	$ —
(1) Includes Investment in securities on loan, at market value	$ 92,456,805	$ —	$ —	$ 2,296,260	$ —	$ 12,949,933
The accompanying notes are an integral part of these financial statements.
53

Hartford Domestic Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$ 45,402,099	$ 80,147,974	$ 153,126,940	$ 65,653,652	$ 6,490,405	$ 7,609,550
Interest	64,536	36,740	244,482	53,611	48,124	12,427
Securities lending	75,245	38	123	19,028	64,359	181,843
Less: Foreign tax withheld	(57,472)	—	(1,704,688)	(621,716)	—	(236,337)
Total investment income, net	45,484,408	80,184,752	151,666,857	65,104,575	6,602,888	7,567,483
Expenses:
Investment management fees	23,837,495	20,072,208	45,866,549	14,997,608	23,755,697	6,603,913
Transfer agent fees
Class A	2,700,677	724,108	1,951,655	726,611	1,442,598	473,627
Class C	95,030	246,322	96,073	82,314	152,221	84,702
Class I	288,217	2,190,629	1,395,460	643,742	966,305	233,346
Class R3	45,049	73,653	65,192	34,729	49,216	31,989
Class R4	28,588	169,731	81,828	36,530	54,660	19,658
Class R5	18,665	111,078	135,676	44,697	12,578	6,810
Class R6	423	11,692	9,318	1,625	1,241	118
Class Y	62,750	417,793	490,658	51,707	266,121	62,213
Class F	2,690	14,696	12,180	5,617	3,687	572
Distribution fees
Class A	6,620,500	2,068,519	5,942,357	2,339,432	3,858,696	1,009,699
Class C	655,253	2,772,566	909,980	763,006	1,235,169	594,233
Class R3	102,383	175,519	160,577	79,362	111,854	72,773
Class R4	42,933	273,129	129,824	56,069	80,382	28,993
Custodian fees	14,483	19,575	21,757	9,568	20,146	21,022
Registration and filing fees	88,957	195,578	257,805	101,041	146,355	74,680
Accounting services fees	522,188	849,707	985,545	336,461	533,104	126,747
Board of Directors' fees	87,439	141,435	165,942	55,286	90,464	19,551
Audit and tax fees	19,493	10,407	10,471	10,469	18,158	11,995
Other expenses	288,277	390,666	483,297	197,315	260,606	82,172
Total expenses (before waivers, reimbursements and fees paid indirectly)	35,521,490	30,929,011	59,172,144	20,573,189	33,059,258	9,558,813
Transfer agent fee waivers	—	(52,063)	(275,763)	—	—	—
Distribution fee reimbursements	(115,749)	(46,809)	(60,607)	(8,902)	(116,727)	(13,672)
Commission recapture	(28,635)	(1,171)	(28,657)	(5,558)	(39,064)	(4,752)
Total waivers, reimbursements and fees paid indirectly	(144,384)	(100,043)	(365,027)	(14,460)	(155,791)	(18,424)
Total expenses	35,377,106	30,828,968	58,807,117	20,558,729	32,903,467	9,540,389
Net Investment Income (Loss)	10,107,302	49,355,784	92,859,740	44,545,846	(26,300,579)	(1,972,906)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	533,354,202	284,440,109	434,475,999	252,214,475	317,026,203	(2,024,987)
Futures contracts	(15,581,894)	—	—	—	—	—
Foreign currency contracts	—	—	—	—	—	(16)
Other foreign currency transactions	(35,992)	—	—	(50,342)	(35,639)	(18,306)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	517,736,316	284,440,109	434,475,999	252,164,133	316,990,564	(2,043,309)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(1,425,420,371)	(1,790,481,419)	(863,810,958)	(280,806,464)	(2,593,709,072)	(225,842,846)
Futures contracts	(12,418,293)	—	—	—	—	—
Foreign currency contracts	—	—	—	—	—	(1,041)
Translation of other assets and liabilities in foreign currencies	(47,913)	—	—	(141,192)	(2,777)	(21,067)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(1,437,886,577)	(1,790,481,419)	(863,810,958)	(280,947,656)	(2,593,711,849)	(225,864,954)
The accompanying notes are an integral part of these financial statements.
54

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(920,150,261)	(1,506,041,310)	(429,334,959)	(28,783,523)	(2,276,721,285)	(227,908,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (910,042,959)	$ (1,456,685,526)	$ (336,475,219)	$ 15,762,323	$ (2,303,021,864)	$ (229,881,169)
The accompanying notes are an integral part of these financial statements.
55

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$ 42,103,889	$ 5,991,478	$ 2,824,502	$ 2,323,372	$ 1,746,491	$ 2,163,506
Interest	3,642	3,486	3,143	1,790	527	10,029
Securities lending	397,891	1,644	—	8,803	1,302	39,539
Less: Foreign tax withheld	(10,565)	—	(36,795)	—	—	—
Total investment income, net	42,494,857	5,996,608	2,790,850	2,333,965	1,748,320	2,213,074
Expenses:
Investment management fees	42,627,303	3,169,286	531,438	2,677,287	574,248	3,393,566
Transfer agent fees
Class A	1,575,695	262,688	134,775	197,922	53,963	306,499
Class C	204,858	7,936	4,226	5,029	3,643	8,578
Class I	2,611,572	10,584	9,415	49,281	21,896	32,162
Class R3	96,233	7,605	1,187	8,214	1,024	14,841
Class R4	133,242	8,749	3,805	14,732	51	10,466
Class R5	136,256	1,241	189	37,452	193	3,585
Class R6	16,551	—	5	1,167	42	100
Class Y	409,025	8,708	973	114,427	1,106	13,090
Class F	26,267	3,934	95	219	111	2,773
Distribution fees
Class A	3,888,622	465,154	232,955	274,659	75,184	542,855
Class C	1,644,155	43,168	18,526	28,133	14,691	37,765
Class R3	218,712	17,283	2,698	18,669	2,432	33,728
Class R4	195,944	12,866	5,812	21,665	179	15,391
Custodian fees	26,427	2,609	1,295	2,979	2,344	6,091
Registration and filing fees	133,407	66,295	59,294	63,651	64,389	95,142
Accounting services fees	922,785	70,745	22,764	69,688	16,407	76,661
Board of Directors' fees	155,498	9,992	2,629	9,917	1,991	11,122
Audit and tax fees	10,407	10,500	10,438	10,411	10,508	14,681
Other expenses	709,207	88,622	17,498	48,529	11,616	86,163
Total expenses (before waivers, reimbursements and fees paid indirectly)	55,742,166	4,267,965	1,060,017	3,654,031	856,018	4,705,259
Expense waivers	—	—	(10,363)	—	(10,965)	—
Transfer agent fee waivers	(764,759)	—	—	(49,052)	—	—
Distribution fee reimbursements	(49,842)	(4,228)	(5,293)	(10,197)	(3,310)	(10,663)
Commission recapture	(61,617)	(11,052)	(306)	(3,847)	(888)	(10,033)
Total waivers, reimbursements and fees paid indirectly	(876,218)	(15,280)	(15,962)	(63,096)	(15,163)	(20,696)
Total expenses	54,865,948	4,252,685	1,044,055	3,590,935	840,855	4,684,563
Net Investment Income (Loss)	(12,371,091)	1,743,923	1,746,795	(1,256,970)	907,465	(2,471,489)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	712,024,473	66,917,875	8,996,215	12,073	4,379,298	(14,877,723)
Investments in affiliated investments	(238,629)	—	—	—	—	—
Other foreign currency transactions	—	—	(533)	—	1,408	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	711,785,844	66,917,875	8,995,682	12,073	4,380,706	(14,877,723)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(2,942,962,366)	(65,190,324)	(13,413,086)	(211,264,611)	(16,694,624)	(227,035,941)
Investments in affiliated investments	(89,924,231)	—	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(3,032,886,597)	(65,190,324)	(13,413,086)	(211,264,611)	(16,694,624)	(227,035,941)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(2,321,100,753)	1,727,551	(4,417,404)	(211,252,538)	(12,313,918)	(241,913,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (2,333,471,844)	$ 3,471,474	$ (2,670,609)	$ (212,509,508)	$ (11,406,453)	$ (244,385,153)
The accompanying notes are an integral part of these financial statements.
56

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 10,107,302	$ 12,609,296	$ 49,355,784	$ 79,881,660
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	517,736,316	1,117,743,666	284,440,109	366,960,795
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,437,886,577)	961,196,796	(1,790,481,419)	2,963,652,462
Net Increase (Decrease) in Net Assets Resulting from Operations	(910,042,959)	2,091,549,758	(1,456,685,526)	3,410,494,917
Distributions to Shareholders:
Class A	(796,677,678)	(256,624,217)	(51,017,296)	(7,166,565)
Class C	(29,128,173)	(12,630,524)	(16,212,319)	—
Class I	(102,158,238)	(33,651,291)	(152,148,956)	(26,510,048)
Class R3	(5,487,633)	(1,911,571)	(1,879,952)	(145,253)
Class R4	(4,376,163)	(1,459,215)	(6,771,983)	(972,045)
Class R5	(4,206,771)	(1,629,937)	(6,967,997)	(1,462,901)
Class R6	(4,348,041)	(638,212)	(34,560,185)	(6,940,312)
Class Y	(14,390,368)	(4,992,537)	(28,782,055)	(5,937,551)
Class F	(127,204,207)	(42,410,229)	(106,456,492)	(21,751,271)
Total distributions	(1,087,977,272)	(355,947,733)	(404,797,235)	(70,885,946)
Capital Share Transactions:
Sold	180,991,156	338,608,621	1,556,862,600	3,592,112,670
Issued on reinvestment of distributions	1,052,622,485	343,956,936	386,652,441	67,490,064
Redeemed	(522,472,883)	(1,039,938,487)	(1,901,472,986)	(2,927,339,187)
Net increase (decrease) from capital share transactions	711,140,758	(357,372,930)	42,042,055	732,263,547
Net Increase (Decrease) in Net Assets	(1,286,879,473)	1,378,229,095	(1,819,440,706)	4,071,872,518
Net Assets:
Beginning of period	7,735,186,212	6,356,957,117	12,664,624,949	8,592,752,431
End of period	$ 6,448,306,739	$ 7,735,186,212	$ 10,845,184,243	$ 12,664,624,949
The accompanying notes are an integral part of these financial statements.
57

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 92,859,740	$ 153,413,163	$ 44,545,846	$ 77,254,659
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	434,475,999	700,951,873	252,164,133	364,677,577
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(863,810,958)	3,492,438,056	(280,947,656)	993,091,679
Net Increase (Decrease) in Net Assets Resulting from Operations	(336,475,219)	4,346,803,092	15,762,323	1,435,023,915
Distributions to Shareholders:
Class A	(249,354,903)	(124,272,767)	(146,927,087)	(41,652,685)
Class C	(8,858,630)	(3,956,164)	(11,880,142)	(3,698,845)
Class I	(177,858,643)	(71,985,276)	(110,456,320)	(33,459,498)
Class R3	(3,265,591)	(1,696,101)	(2,551,739)	(781,704)
Class R4	(5,374,348)	(2,690,217)	(3,561,971)	(1,147,861)
Class R5	(13,997,424)	(6,848,052)	(6,396,295)	(2,137,950)
Class R6	(26,207,746)	(9,408,231)	(6,550,706)	(2,007,112)
Class Y	(49,378,742)	(30,895,801)	(9,393,957)	(2,882,683)
Class F	(267,776,178)	(117,659,277)	(92,247,285)	(30,248,716)
Total distributions	(802,072,205)	(369,411,886)	(389,965,502)	(118,017,054)
Capital Share Transactions:
Sold	2,993,603,004	4,029,585,831	452,916,595	771,725,035
Issued on reinvestment of distributions	764,670,618	354,750,045	376,824,797	113,763,031
Redeemed	(1,698,700,982)	(2,883,515,258)	(516,582,455)	(999,427,216)
Net increase (decrease) from capital share transactions	2,059,572,640	1,500,820,618	313,158,937	(113,939,150)
Net Increase (Decrease) in Net Assets	921,025,216	5,478,211,824	(61,044,242)	1,203,067,711
Net Assets:
Beginning of period	14,667,102,080	9,188,890,256	4,895,112,898	3,692,045,187
End of period	$ 15,588,127,296	$ 14,667,102,080	$ 4,834,068,656	$ 4,895,112,898
The accompanying notes are an integral part of these financial statements.
58

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ (26,300,579)	$ (54,382,771)	$ (1,972,906)	$ (5,610,496)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	316,990,564	1,724,280,446	(2,043,309)	183,832,310
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(2,593,711,849)	264,840,372	(225,864,954)	154,285,853
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,303,021,864)	1,934,738,047	(229,881,169)	332,507,667
Distributions to Shareholders:
Class A	(697,296,088)	(423,673,541)	(86,098,976)	(93,880,300)
Class C	(147,140,068)	(94,842,287)	(17,656,083)	(22,672,232)
Class I	(370,501,893)	(234,064,363)	(41,655,813)	(44,908,247)
Class R3	(10,091,141)	(7,102,825)	(3,035,400)	(3,747,674)
Class R4	(13,268,156)	(9,398,654)	(2,247,542)	(2,881,694)
Class R5	(4,087,402)	(2,988,257)	(1,042,154)	(1,201,964)
Class R6	(11,501,636)	(5,296,402)	(497,706)	(438,736)
Class Y	(90,278,847)	(53,966,607)	(9,938,908)	(10,597,239)
Class F	(210,961,202)	(109,670,067)	(4,255,546)	(4,009,747)
Total distributions	(1,555,126,433)	(941,003,003)	(166,428,128)	(184,337,833)
Capital Share Transactions:
Sold	521,750,663	1,412,684,010	81,827,534	254,406,423
Issued on reinvestment of distributions	1,448,395,084	867,858,722	157,999,339	175,117,607
Redeemed	(964,782,750)	(1,585,916,069)	(189,050,107)	(314,733,008)
Net increase (decrease) from capital share transactions	1,005,362,997	694,626,663	50,776,766	114,791,022
Net Increase (Decrease) in Net Assets	(2,852,785,300)	1,688,361,707	(345,532,531)	262,960,856
Net Assets:
Beginning of period	8,083,468,935	6,395,107,228	1,728,629,444	1,465,668,588
End of period	$ 5,230,683,635	$ 8,083,468,935	$ 1,383,096,913	$ 1,728,629,444
The accompanying notes are an integral part of these financial statements.
59

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ (12,371,091)	$ 68,229,033	$ 1,743,923	$ 1,874,621
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	711,785,844	1,707,213,123	66,917,875	100,036,552
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(3,032,886,597)	2,690,020,087	(65,190,324)	189,407,923
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,333,471,844)	4,465,462,243	3,471,474	291,319,096
Distributions to Shareholders:
Class A	(400,817,530)	(347,506,316)	(25,970,530)	(837,738)
Class C	(68,607,269)	(72,065,078)	(795,151)	—
Class I	(448,017,894)	(475,898,575)	(1,896,364)	(113,371)
Class R3	(9,696,452)	(10,341,121)	(473,508)	—
Class R4	(17,297,892)	(21,473,620)	(688,695)	(19,877)
Class R5	(27,009,142)	(36,606,303)	(143,466)	(9,446)
Class R6	(146,841,604)	(171,635,482)	—	—
Class Y	(87,412,620)	(114,448,304)	(1,035,456)	(91,721)
Class F	(329,341,310)	(294,576,639)	(32,934,199)	(2,424,869)
Total distributions	(1,535,041,713)	(1,544,551,438)	(63,937,369)	(3,497,022)
Capital Share Transactions:
Sold	784,177,762	2,014,553,894	90,961,488	146,817,585
Issued on reinvestment of distributions	1,475,446,806	1,483,163,109	63,653,004	3,487,144
Redeemed	(3,186,059,796)	(5,460,496,113)	(76,112,321)	(162,560,509)
Net increase (decrease) from capital share transactions	(926,435,228)	(1,962,779,110)	78,502,171	(12,255,780)
Net Increase (Decrease) in Net Assets	(4,794,948,785)	958,131,695	18,036,276	275,566,294
Net Assets:
Beginning of period	13,926,292,007	12,968,160,312	875,344,076	599,777,782
End of period	$ 9,131,343,222	$ 13,926,292,007	$ 893,380,352	$ 875,344,076
The accompanying notes are an integral part of these financial statements.
60

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Quality Value Fund		The Hartford Small Cap Growth Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 1,746,795	$ 3,150,999	$ (1,256,970)	$ (4,024,977)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	8,995,682	13,598,905	12,073	174,617,463
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(13,413,086)	56,452,184	(211,264,611)	106,905,409
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,670,609)	73,202,088	(212,509,508)	277,497,895
Distributions to Shareholders:
Class A	(11,405,295)	(3,241,327)	(47,491,758)	(16,552,797)
Class C	(212,434)	(63,247)	(2,240,437)	(1,531,478)
Class I	(1,405,148)	(300,872)	(21,579,489)	(7,507,522)
Class R3	(64,011)	(17,729)	(1,607,651)	(683,476)
Class R4	(276,389)	(91,734)	(3,548,265)	(2,012,020)
Class R5	(19,958)	(5,775)	(12,344,930)	(5,481,575)
Class R6	(16,459)	(13,682)	(13,516,765)	(6,037,686)
Class Y	(108,987)	(10,318)	(42,116,476)	(17,719,809)
Class F	(807,377)	(258,522)	(6,354,143)	(3,391,955)
Total distributions	(14,316,058)	(4,003,206)	(150,799,914)	(60,918,318)
Capital Share Transactions:
Sold	31,292,563	21,527,878	80,974,945	158,407,323
Issued on reinvestment of distributions	14,094,650	3,936,286	143,128,874	58,369,869
Redeemed	(15,274,704)	(31,941,068)	(157,754,351)	(342,794,035)
Net increase (decrease) from capital share transactions	30,112,509	(6,476,904)	66,349,468	(126,016,843)
Net Increase (Decrease) in Net Assets	13,125,842	62,721,978	(296,959,954)	90,562,734
Net Assets:
Beginning of period	232,279,214	169,557,236	890,583,685	800,020,951
End of period	$ 245,405,056	$ 232,279,214	$ 593,623,731	$ 890,583,685
The accompanying notes are an integral part of these financial statements.
61

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Value Fund		The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 907,465	$ 1,454,248	$ (2,471,489)	$ (8,422,124)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	4,380,706	17,243,277	(14,877,723)	219,723,239
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(16,694,624)	29,174,321	(227,035,941)	8,069,059
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,406,453)	47,871,846	(244,385,153)	219,370,174
Distributions to Shareholders:
Class A	(3,964,811)	(363,877)	(107,539,494)	(42,313,500)
Class C	(206,679)	(3,950)	(3,410,978)	(1,604,568)
Class I	(2,259,354)	(54,057)	(11,875,080)	(3,566,682)
Class R3	(57,161)	(3,498)	(2,994,326)	(1,394,856)
Class R4	(3,408)	(362)	(2,607,622)	(1,251,522)
Class R5	(1,609)	(148)	(1,072,566)	(377,954)
Class R6	(216,927)	(3,866)	(945,537)	(128,962)
Class Y	(122,885)	(3,913)	(7,555,025)	(1,778,231)
Class F	(5,116,335)	(666,330)	(66,272,191)	(24,289,826)
Total distributions	(11,949,169)	(1,100,001)	(204,272,819)	(76,706,101)
Capital Share Transactions:
Sold	33,205,972	82,135,100	89,797,615	307,799,887
Issued on reinvestment of distributions	11,837,401	1,094,882	202,875,469	76,133,999
Redeemed	(53,781,256)	(32,701,037)	(130,210,001)	(262,911,327)
Net increase (decrease) from capital share transactions	(8,737,883)	50,528,945	162,463,083	121,022,559
Net Increase (Decrease) in Net Assets	(32,093,505)	97,300,790	(286,194,889)	263,686,632
Net Assets:
Beginning of period	176,665,064	79,364,274	993,903,045	730,216,413
End of period	$ 144,571,559	$ 176,665,064	$ 707,708,156	$ 993,903,045
The accompanying notes are an integral part of these financial statements.
62

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 48.89	$ 0.05	$ (5.22)	$ (5.17)	$ (0.05)	$ (6.83)	$ (6.88)	$ 36.84	(12.23)% (4)	$ 4,753,798	1.04% (5)	1.04% (5)	0.23% (5)	58%
C	34.14	(0.08)	(3.39)	(3.47)	—	(6.83)	(6.83)	23.84	(12.56) (4)	108,738	1.84 (5)	1.84 (5)	(0.57) (5)	58
I	49.25	0.10	(5.24)	(5.14)	(0.16)	(6.83)	(6.99)	37.12	(12.09) (4)	592,561	0.78 (5)	0.78 (5)	0.49 (5)	58
R3	55.21	(0.03)	(6.00)	(6.03)	—	(6.83)	(6.83)	42.35	(12.38) (4)	36,129	1.41 (5)	1.41 (5)	(0.14) (5)	58
R4	57.63	0.04	(6.30)	(6.26)	—	(6.83)	(6.83)	44.54	(12.25) (4)	30,271	1.11 (5)	1.10 (5)	0.16 (5)	58
R5	59.02	0.12	(6.46)	(6.34)	(0.13)	(6.83)	(6.96)	45.72	(12.11) (4)	30,131	0.80 (5)	0.80 (5)	0.46 (5)	58
R6	59.48	0.14	(6.51)	(6.37)	(0.19)	(6.83)	(7.02)	46.09	(12.08) (4)	31,199	0.69 (5)	0.69 (5)	0.56 (5)	58
Y	59.41	0.12	(6.50)	(6.38)	(0.14)	(6.83)	(6.97)	46.06	(12.10) (4)	99,301	0.80 (5)	0.80 (5)	0.47 (5)	58
F	49.26	0.12	(5.25)	(5.13)	(0.19)	(6.83)	(7.02)	37.11	(12.06) (4)	766,178	0.69 (5)	0.69 (5)	0.57 (5)	58
For the Year Ended October 31, 2021
A	$ 38.39	$ 0.05	$ 12.59	$ 12.64	$ (0.15)	$ (1.99)	$ (2.14)	$ 48.89	33.83%	$ 5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (13)	12.84 (13)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (13)	14.81 (13)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (13)	15.31 (13)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
For the Year Ended October 31, 2020
A	$ 37.12	$ 0.18	$ 2.90	$ 3.08	$ (0.17)	$ (1.64)	$ (1.81)	$ 38.39	8.57%	$ 4,645,677	1.07%	1.07%	0.48%	84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78	177,309	1.85	1.85	(0.27)	84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88	584,048	0.79	0.79	0.77	84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25	42,449	1.42	1.42	0.14	84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59	32,732	1.10	1.10	0.46	84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88	34,188	0.81	0.81	0.75	84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03	12,531	0.70	0.70	1.00	84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97	103,152	0.80	0.75	0.83	84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00	724,872	0.70	0.70	0.85	84
For the Year Ended October 31, 2019
A	$ 37.88	$ 0.15	$ 4.81	$ 4.96	$ (0.11)	$ (5.61)	$ (5.72)	$ 37.12	16.32%	$ 4,831,749	1.07%	1.07%	0.42%	68%
C	29.30	(0.09)	3.48	3.39	—	(5.61)	(5.61)	27.08	15.45	278,394	1.83	1.83	(0.33)	68
I	38.08	0.25	4.84	5.09	(0.20)	(5.61)	(5.81)	37.36	16.66	658,302	0.79	0.79	0.70	68
R3	41.62	0.03	5.43	5.46	—	(5.61)	(5.61)	41.47	15.91	50,957	1.42	1.42	0.07	68
R4	42.94	0.16	5.63	5.79	(0.06)	(5.61)	(5.67)	43.06	16.27	38,634	1.11	1.11	0.39	68
R5	43.80	0.28	5.75	6.03	(0.18)	(5.61)	(5.79)	44.04	16.64	38,808	0.80	0.80	0.68	68
R6	44.07	0.33	5.78	6.11	(0.23)	(5.61)	(5.84)	44.34	16.74	80,535	0.70	0.70	0.78	68
Y	44.06	0.32	5.77	6.09	(0.22)	(5.61)	(5.83)	44.32	16.71	187,754	0.78	0.74	0.75	68
F	38.09	0.28	4.83	5.11	(0.23)	(5.61)	(5.84)	37.36	16.75	776,505	0.70	0.70	0.79	68
The accompanying notes are an integral part of these financial statements.
63

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2018
A	$ 41.86	$ 0.15	$ 1.45	$ 1.60	$ (0.26)	$ (5.32)	$ (5.58)	$ 37.88	3.92%	$ 4,742,846	1.07%	1.06%	0.38%	108%
C	33.62	(0.11)	1.16	1.05	(0.05)	(5.32)	(5.37)	29.30	3.15	426,256	1.81	1.81	(0.34)	108
I	42.04	0.26	1.44	1.70	(0.34)	(5.32)	(5.66)	38.08	4.19	734,580	0.78	0.78	0.66	108
R3	45.39	0.02	1.56	1.58	(0.03)	(5.32)	(5.35)	41.62	3.57	61,882	1.42	1.41	0.04	108
R4	46.69	0.15	1.62	1.77	(0.20)	(5.32)	(5.52)	42.94	3.87	51,635	1.10	1.10	0.34	108
R5	47.54	0.30	1.63	1.93	(0.35)	(5.32)	(5.67)	43.80	4.18	34,288	0.80	0.80	0.65	108
R6	47.80	0.35	1.64	1.99	(0.40)	(5.32)	(5.72)	44.07	4.29	70,935	0.70	0.70	0.75	108
Y	47.78	0.34	1.64	1.98	(0.38)	(5.32)	(5.70)	44.06	4.28	175,731	0.71	0.71	0.74	108
F	42.06	0.30	1.45	1.75	(0.40)	(5.32)	(5.72)	38.09	4.28	880,110	0.70	0.70	0.75	108
For the Year Ended October 31, 2017
A	$ 34.49	$ 0.13	$ 7.39	$ 7.52	$ (0.15)	$ —	$ (0.15)	$ 41.86	21.86%	$ 4,613,982	1.09% (6)	1.08% (6)	0.34%	123%
C	27.80	(0.12)	5.94	5.82	—	—	—	33.62	20.97	1,241,267	1.82 (6)	1.82 (6)	(0.39)	123
I	34.65	0.25	7.40	7.65	(0.26)	—	(0.26)	42.04	22.20	846,019	0.81 (6)	0.81 (6)	0.63	123
R3	37.38	0.01	8.01	8.02	(0.01)	—	(0.01)	45.39	21.47	75,201	1.42 (6)	1.40 (6)	0.03	123
R4	38.39	0.14	8.23	8.37	(0.07)	—	(0.07)	46.69	21.82	74,374	1.11 (6)	1.11 (6)	0.33	123
R5	39.15	0.28	8.37	8.65	(0.26)	—	(0.26)	47.54	22.20	40,582	0.81 (6)	0.80 (6)	0.63	123
R6	39.36	0.31	8.42	8.73	(0.29)	—	(0.29)	47.80	22.33	70,142	0.71 (6)	0.71 (6)	0.71	123
Y	39.36	0.30	8.41	8.71	(0.29)	—	(0.29)	47.78	22.27	184,502	0.72 (6)	0.72 (6)	0.70	123
F (7)	38.15	0.18	3.73	3.91	—	—	—	42.06	10.28 (4)	1,103,972	0.71 (5)(6)	0.71 (5)(6)	0.65 (5)	123
Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 49.41	$ 0.15	$ (5.76)	$ (5.61)	$ (0.24)	$ (1.25)	$ (1.49)	$ 42.31	(11.77)% (4)	$ 1,521,469	0.69% (5)	0.69% (5)	0.63% (5)	12%
C	44.63	(0.03)	(5.20)	(5.23)	—	(1.25)	(1.25)	38.15	(12.10) (4)	489,344	1.45 (5)	1.45 (5)	(0.13) (5)	12
I	49.59	0.20	(5.76)	(5.56)	(0.35)	(1.25)	(1.60)	42.43	(11.66) (4)	4,016,387	0.45 (5)	0.45 (5)	0.86 (5)	12
R3	50.06	0.06	(5.85)	(5.79)	(0.08)	(1.25)	(1.33)	42.94	(11.93) (4)	64,081	1.07 (5)	1.06 (5)	0.26 (5)	12
R4	51.01	0.14	(5.94)	(5.80)	(0.22)	(1.25)	(1.47)	43.74	(11.77) (4)	184,587	0.76 (5)	0.73 (5)	0.59 (5)	12
R5	49.99	0.20	(5.81)	(5.61)	(0.34)	(1.25)	(1.59)	42.79	(11.66) (4)	182,845	0.46 (5)	0.46 (5)	0.86 (5)	12
R6	50.24	0.23	(5.84)	(5.61)	(0.39)	(1.25)	(1.64)	42.99	(11.62) (4)	1,017,690	0.36 (5)	0.36 (5)	0.96 (5)	12
Y	50.20	0.21	(5.84)	(5.63)	(0.35)	(1.25)	(1.60)	42.97	(11.65) (4)	686,040	0.46 (5)	0.45 (5)	0.88 (5)	12
F	49.65	0.23	(5.77)	(5.54)	(0.39)	(1.25)	(1.64)	42.47	(11.62) (4)	2,682,741	0.36 (5)	0.36 (5)	0.96 (5)	12
For the Year Ended October 31, 2021
A	$ 36.04	$ 0.23	$ 13.36	$ 13.59	$ (0.22)	$ —	$ (0.22)	$ 49.41	37.85%	$ 1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
The accompanying notes are an integral part of these financial statements.
64

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2020
A	$ 33.40	$ 0.26	$ 3.23	$ 3.49	$ (0.23)	$ (0.62)	$ (0.85)	$ 36.04	10.58%	$ 1,140,994	0.73%	0.72%	0.77%	22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74	443,989	1.47	1.47	0.03	22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87	2,936,718	0.46	0.46	1.03	22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17	46,674	1.07	1.07	0.43	22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58	169,267	0.78	0.73	0.77	22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85	188,738	0.47	0.47	1.04	22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96	746,018	0.38	0.38	1.10	22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89	668,655	0.47	0.45	1.05	22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97	2,251,700	0.38	0.38	1.12	22
For the Year Ended October 31, 2019
A	$ 30.17	$ 0.27	$ 4.40	$ 4.67	$ (0.21)	$ (1.23)	$ (1.44)	$ 33.40	16.60%	$ 881,587	0.74%	0.73%	0.88%	15%
C	27.53	0.04	4.01	4.05	—	(1.23)	(1.23)	30.35	15.71	366,553	1.47	1.47	0.14	15
I	30.26	0.35	4.40	4.75	(0.28)	(1.23)	(1.51)	33.50	16.91	1,740,669	0.47	0.47	1.14	15
R3	30.52	0.16	4.48	4.64	(0.07)	(1.23)	(1.30)	33.86	16.18	34,158	1.10	1.10	0.52	15
R4	31.03	0.28	4.54	4.82	(0.18)	(1.23)	(1.41)	34.44	16.59	150,159	0.77	0.74	0.88	15
R5	30.47	0.35	4.44	4.79	(0.28)	(1.23)	(1.51)	33.75	16.90	231,879	0.49	0.49	1.13	15
R6	30.61	0.38	4.46	4.84	(0.31)	(1.23)	(1.54)	33.91	17.01	259,706	0.38	0.38	1.22	15
Y	30.61	0.37	4.45	4.82	(0.30)	(1.23)	(1.53)	33.90	16.94	371,580	0.46	0.43	1.18	15
F	30.28	0.38	4.40	4.78	(0.31)	(1.23)	(1.54)	33.52	17.00	1,655,619	0.38	0.38	1.21	15
For the Year Ended October 31, 2018
A	$ 28.53	$ 0.22	$ 2.42	$ 2.64	$ (0.25)	$ (0.75)	$ (1.00)	$ 30.17	9.41%	$ 666,354	0.74%	0.74%	0.73%	22%
C	26.13	—	2.22	2.22	(0.07)	(0.75)	(0.82)	27.53	8.61	293,064	1.48	1.48	—	22
I	28.60	0.30	2.43	2.73	(0.32)	(0.75)	(1.07)	30.26	9.72	1,130,600	0.47	0.47	1.00	22
R3	28.85	0.12	2.44	2.56	(0.14)	(0.75)	(0.89)	30.52	9.02	34,765	1.10	1.10	0.38	22
R4	29.32	0.22	2.48	2.70	(0.24)	(0.75)	(0.99)	31.03	9.37	144,866	0.79	0.76	0.72	22
R5	28.81	0.30	2.44	2.74	(0.33)	(0.75)	(1.08)	30.47	9.69	201,510	0.49	0.49	0.99	22
R6	28.93	0.33	2.45	2.78	(0.35)	(0.75)	(1.10)	30.61	9.80	146,643	0.39	0.39	1.08	22
Y	28.93	0.32	2.45	2.77	(0.34)	(0.75)	(1.09)	30.61	9.77	216,788	0.42	0.42	1.06	22
F	28.63	0.33	2.42	2.75	(0.35)	(0.75)	(1.10)	30.28	9.80	635,245	0.39	0.39	1.09	22
For the Year Ended October 31, 2017
A	$ 23.87	$ 0.27	$ 4.70	$ 4.97	$ (0.12)	$ (0.19)	$ (0.31)	$ 28.53	21.06%	$ 631,817	0.75%	0.75%	1.05%	39%
C	21.94	0.07	4.33	4.40	(0.02)	(0.19)	(0.21)	26.13	20.20	316,886	1.50	1.50	0.30	39
I	23.93	0.34	4.71	5.05	(0.19)	(0.19)	(0.38)	28.60	21.37	982,686	0.52	0.52	1.30	39
R3	24.18	0.19	4.77	4.96	(0.10)	(0.19)	(0.29)	28.85	20.71	43,004	1.11	1.09	0.72	39
R4	24.54	0.27	4.84	5.11	(0.14)	(0.19)	(0.33)	29.32	21.05	172,584	0.81	0.79	1.01	39
R5	24.10	0.35	4.75	5.10	(0.20)	(0.19)	(0.39)	28.81	21.41	192,359	0.51	0.49	1.31	39
R6	24.19	0.37	4.77	5.14	(0.21)	(0.19)	(0.40)	28.93	21.52	118,527	0.41	0.41	1.38	39
Y	24.20	0.35	4.78	5.13	(0.21)	(0.19)	(0.40)	28.93	21.47	148,542	0.42	0.42	1.33	39
F (7)	26.05	0.26	2.32	2.58	—	—	—	28.63	9.90 (4)	585,057	0.41 (5)	0.41 (5)	1.39 (5)	39
The accompanying notes are an integral part of these financial statements.
65

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 34.32	$ 0.17	$ (0.81)	$ (0.64)	$ (0.19)	$ (1.62)	$ (1.81)	$ 31.87	(2.08)% (4)	$ 4,622,677	0.95% (5)	0.95% (5)	1.02% (5)	9%
C	32.94	0.04	(0.77)	(0.73)	(0.08)	(1.62)	(1.70)	30.51	(2.44) (4)	189,374	1.73 (5)	1.73 (5)	0.25 (5)	9
I	34.12	0.21	(0.80)	(0.59)	(0.23)	(1.62)	(1.85)	31.68	(1.95) (4)	3,747,830	0.70 (5)	0.70 (5)	1.27 (5)	9
R3	34.88	0.11	(0.82)	(0.71)	(0.12)	(1.62)	(1.74)	32.43	(2.23) (4)	59,538	1.33 (5)	1.32 (5)	0.66 (5)	9
R4	35.17	0.16	(0.82)	(0.66)	(0.18)	(1.62)	(1.80)	32.71	(2.10) (4)	98,838	1.03 (5)	1.03 (5)	0.94 (5)	9
R5	35.33	0.21	(0.82)	(0.61)	(0.23)	(1.62)	(1.85)	32.87	(1.95) (4)	261,309	0.72 (5)	0.72 (5)	1.25 (5)	9
R6	35.34	0.23	(0.83)	(0.60)	(0.25)	(1.62)	(1.87)	32.87	(1.93) (4)	550,661	0.63 (5)	0.63 (5)	1.35 (5)	9
Y	35.34	0.22	(0.82)	(0.60)	(0.24)	(1.62)	(1.86)	32.88	(1.92) (4)	901,070	0.73 (5)	0.67 (5)	1.30 (5)	9
F	34.10	0.22	(0.80)	(0.58)	(0.25)	(1.62)	(1.87)	31.65	(1.94) (4)	5,156,830	0.62 (5)	0.62 (5)	1.35 (5)	9
For the Year Ended October 31, 2021
A	$ 24.26	$ 0.33	$ 10.63	$ 10.96	$ (0.33)	$ (0.57)	$ (0.90)	$ 34.32	46.01%	$ 4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
For the Year Ended October 31, 2020
A	$ 25.93	$ 0.39	$ (0.94)	$ (0.55)	$ (0.37)	$ (0.75)	$ (1.12)	$ 24.26	(2.20)%	$ 3,385,907	1.00%	1.00%	1.61%	28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)	138,431	1.78	1.78	0.84	28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)	1,681,761	0.73	0.73	1.86	28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)	54,642	1.35	1.35	1.26	28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)	82,299	1.05	1.05	1.56	28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)	177,851	0.74	0.74	1.86	28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)	196,065	0.65	0.65	1.94	28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)	735,618	0.73	0.68	1.92	28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)	2,736,317	0.64	0.64	1.96	28
For the Year Ended October 31, 2019
A	$ 25.63	$ 0.40	$ 2.63	$ 3.03	$ (0.38)	$ (2.35)	$ (2.73)	$ 25.93	13.75%	$ 3,739,696	1.00%	0.99%	1.65%	22%
C	24.75	0.21	2.53	2.74	(0.18)	(2.35)	(2.53)	24.96	12.92	192,715	1.77	1.77	0.89	22
I	25.51	0.46	2.63	3.09	(0.45)	(2.35)	(2.80)	25.80	14.08	1,079,962	0.73	0.73	1.89	22
R3	25.97	0.32	2.67	2.99	(0.29)	(2.35)	(2.64)	26.32	13.33	66,115	1.36	1.35	1.30	22
R4	26.14	0.40	2.69	3.09	(0.36)	(2.35)	(2.71)	26.52	13.71	111,451	1.04	1.04	1.61	22
R5	26.25	0.47	2.71	3.18	(0.44)	(2.35)	(2.79)	26.64	14.05	193,707	0.74	0.74	1.89	22
R6	26.25	0.50	2.71	3.21	(0.47)	(2.35)	(2.82)	26.64	14.16	119,159	0.64	0.64	1.98	22
Y	26.25	0.49	2.70	3.19	(0.45)	(2.35)	(2.80)	26.64	14.10	696,309	0.71	0.68	1.96	22
F	25.50	0.49	2.61	3.10	(0.47)	(2.35)	(2.82)	25.78	14.15	2,844,206	0.64	0.64	2.00	22
The accompanying notes are an integral part of these financial statements.
66

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2018
A	$ 27.46	$ 0.39	$ 0.80	$ 1.19	$ (0.38)	$ (2.64)	$ (3.02)	$ 25.63	4.38%	$ 3,521,062	0.99%	0.99%	1.49%	31%
C	26.62	0.19	0.77	0.96	(0.19)	(2.64)	(2.83)	24.75	3.58	228,076	1.76	1.75	0.76	31
I	27.35	0.46	0.79	1.25	(0.45)	(2.64)	(3.09)	25.51	4.68	847,646	0.73	0.73	1.75	31
R3	27.78	0.30	0.81	1.11	(0.28)	(2.64)	(2.92)	25.97	4.03	72,723	1.35	1.35	1.13	31
R4	27.95	0.39	0.80	1.19	(0.36)	(2.64)	(3.00)	26.14	4.32	131,649	1.04	1.04	1.44	31
R5	28.05	0.47	0.82	1.29	(0.45)	(2.64)	(3.09)	26.25	4.65	146,918	0.74	0.74	1.74	31
R6	28.05	0.49	0.82	1.31	(0.47)	(2.64)	(3.11)	26.25	4.76	74,795	0.64	0.64	1.84	31
Y	28.05	0.49	0.81	1.30	(0.46)	(2.64)	(3.10)	26.25	4.72	616,454	0.68	0.68	1.80	31
F	27.33	0.48	0.80	1.28	(0.47)	(2.64)	(3.11)	25.50	4.77	2,591,584	0.64	0.64	1.84	31
For the Year Ended October 31, 2017
A	$ 23.49	$ 0.39	$ 4.75	$ 5.14	$ (0.38)	$ (0.79)	$ (1.17)	$ 27.46	22.40%	$ 3,619,123	1.00%	1.00%	1.52%	26%
C	22.80	0.19	4.62	4.81	(0.20)	(0.79)	(0.99)	26.62	21.54	449,961	1.74	1.74	0.78	26
I	23.38	0.44	4.74	5.18	(0.42)	(0.79)	(1.21)	27.35	22.67	775,427	0.80	0.80	1.75	26
R3	23.75	0.30	4.81	5.11	(0.29)	(0.79)	(1.08)	27.78	21.97	77,175	1.35	1.35	1.17	26
R4	23.89	0.38	4.84	5.22	(0.37)	(0.79)	(1.16)	27.95	22.34	142,563	1.05	1.05	1.47	26
R5	23.97	0.46	4.86	5.32	(0.45)	(0.79)	(1.24)	28.05	22.72	132,739	0.74	0.74	1.76	26
R6	23.97	0.46	4.88	5.34	(0.47)	(0.79)	(1.26)	28.05	22.83	10,957	0.65	0.64	1.75	26
Y	23.97	0.50	4.84	5.34	(0.47)	(0.79)	(1.26)	28.05	22.81	605,049	0.66	0.66	1.94	26
F (7)	25.51	0.29	1.86	2.15	(0.33)	—	(0.33)	27.33	8.49 (4)	2,570,906	0.64 (5)	0.64 (5)	1.66 (5)	26
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 23.85	$ 0.19	$ (0.13)	$ 0.06	$ (0.21)	$ (1.66)	$ (1.87)	$ 22.04	0.19% (4)	$ 1,851,530	0.97% (5)	0.97% (5)	1.69% (5)	14%
C	23.72	0.10	(0.12)	(0.02)	(0.12)	(1.66)	(1.78)	21.92	(0.15) (4)	141,906	1.75 (5)	1.75 (5)	0.92 (5)	14
I	23.68	0.22	(0.12)	0.10	(0.24)	(1.66)	(1.90)	21.88	0.35 (4)	1,405,296	0.73 (5)	0.73 (5)	1.92 (5)	14
R3	23.89	0.15	(0.13)	0.02	(0.16)	(1.66)	(1.82)	22.09	0.03 (4)	29,708	1.36 (5)	1.36 (5)	1.31 (5)	14
R4	23.93	0.18	(0.12)	0.06	(0.20)	(1.66)	(1.86)	22.13	0.19 (4)	42,868	1.05 (5)	1.05 (5)	1.60 (5)	14
R5	24.07	0.22	(0.12)	0.10	(0.24)	(1.66)	(1.90)	22.27	0.34 (4)	74,167	0.76 (5)	0.76 (5)	1.91 (5)	14
R6	24.13	0.23	(0.12)	0.11	(0.25)	(1.66)	(1.91)	22.33	0.39 (4)	87,611	0.65 (5)	0.65 (5)	2.01 (5)	14
Y	24.14	0.22	(0.12)	0.10	(0.24)	(1.66)	(1.90)	22.34	0.35 (4)	117,268	0.73 (5)	0.73 (5)	1.93 (5)	14
F	23.68	0.23	(0.12)	0.11	(0.25)	(1.66)	(1.91)	21.88	0.40 (4)	1,083,715	0.64 (5)	0.64 (5)	2.02 (5)	14
For the Year Ended October 31, 2021
A	$ 17.55	$ 0.34	$ 6.50	$ 6.84	$ (0.34)	$ (0.20)	$ (0.54)	$ 23.85	39.45%	$ 1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
The accompanying notes are an integral part of these financial statements.
67

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2020
A	$ 19.99	$ 0.34	$ (1.21)	$ (0.87)	$ (0.31)	$ (1.26)	$ (1.57)	$ 17.55	(4.68)%	$ 1,365,895	1.00%	1.00%	1.89%	31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)	191,917	1.76	1.76	1.15	31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)	977,950	0.74	0.74	2.13	31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)	31,778	1.36	1.36	1.55	31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)	41,386	1.05	1.05	1.85	31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)	56,329	0.77	0.77	2.14	31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)	55,448	0.66	0.66	2.22	31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)	81,615	0.76	0.71	2.20	31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)	889,727	0.66	0.66	2.23	31
For the Year Ended October 31, 2019
A	$ 19.39	$ 0.38	$ 2.02	$ 2.40	$ (0.36)	$ (1.44)	$ (1.80)	$ 19.99	13.88%	$ 1,565,663	1.00%	1.00%	2.01%	21%
C	19.29	0.24	2.00	2.24	(0.21)	(1.44)	(1.65)	19.88	13.00	292,388	1.76	1.76	1.27	21
I	19.29	0.43	2.01	2.44	(0.41)	(1.44)	(1.85)	19.88	14.17	959,142	0.75	0.75	2.26	21
R3	19.41	0.32	2.02	2.34	(0.29)	(1.44)	(1.73)	20.02	13.48	43,474	1.36	1.36	1.66	21
R4	19.44	0.37	2.04	2.41	(0.35)	(1.44)	(1.79)	20.06	13.85	53,957	1.07	1.07	1.96	21
R5	19.54	0.43	2.04	2.47	(0.41)	(1.44)	(1.85)	20.16	14.14	81,758	0.76	0.76	2.25	21
R6	19.58	0.45	2.05	2.50	(0.43)	(1.44)	(1.87)	20.21	14.29	52,201	0.66	0.66	2.33	21
Y	19.58	0.45	2.05	2.50	(0.42)	(1.44)	(1.86)	20.22	14.21	105,015	0.73	0.71	2.34	21
F	19.29	0.44	2.01	2.45	(0.43)	(1.44)	(1.87)	19.87	14.24	922,012	0.66	0.66	2.34	21
For the Year Ended October 31, 2018
A	$ 20.64	$ 0.38	$ (0.24)	$ 0.14	$ (0.35)	$ (1.04)	$ (1.39)	$ 19.39	0.49%	$ 1,508,580	1.00%	1.00%	1.90%	22%
C	20.53	0.23	(0.23)	—	(0.20)	(1.04)	(1.24)	19.29	(0.22)	330,741	1.75	1.75	1.16	22
I	20.54	0.43	(0.24)	0.19	(0.40)	(1.04)	(1.44)	19.29	0.77	1,157,708	0.74	0.74	2.14	22
R3	20.66	0.31	(0.25)	0.06	(0.27)	(1.04)	(1.31)	19.41	0.12	46,820	1.36	1.36	1.53	22
R4	20.69	0.37	(0.24)	0.13	(0.34)	(1.04)	(1.38)	19.44	0.43	70,446	1.06	1.06	1.83	22
R5	20.78	0.43	(0.23)	0.20	(0.40)	(1.04)	(1.44)	19.54	0.78	79,557	0.76	0.76	2.13	22
R6	20.83	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.58	0.83	34,957	0.66	0.66	2.22	22
Y	20.83	0.45	(0.25)	0.20	(0.41)	(1.04)	(1.45)	19.58	0.79	140,057	0.70	0.70	2.19	22
F	20.54	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.29	0.85	774,529	0.65	0.65	2.23	22
For the Year Ended October 31, 2017
A	$ 17.97	$ 0.35	$ 3.24	$ 3.59	$ (0.32)	$ (0.60)	$ (0.92)	$ 20.64	20.51%	$ 1,685,398	1.00%	1.00%	1.83%	16%
C	17.89	0.21	3.21	3.42	(0.18)	(0.60)	(0.78)	20.53	19.56	449,104	1.74	1.74	1.09	16
I	17.89	0.39	3.23	3.62	(0.37)	(0.60)	(0.97)	20.54	20.76	1,111,235	0.78	0.78	2.03	16
R3	17.99	0.28	3.24	3.52	(0.25)	(0.60)	(0.85)	20.66	20.06	57,341	1.37	1.37	1.46	16
R4	18.02	0.34	3.24	3.58	(0.31)	(0.60)	(0.91)	20.69	20.39	79,632	1.06	1.06	1.77	16
R5	18.09	0.40	3.26	3.66	(0.37)	(0.60)	(0.97)	20.78	20.77	83,048	0.76	0.76	2.06	16
R6	18.13	0.41	3.28	3.69	(0.39)	(0.60)	(0.99)	20.83	20.91	29,284	0.66	0.66	2.10	16
Y	18.13	0.45	3.23	3.68	(0.38)	(0.60)	(0.98)	20.83	20.88	141,479	0.67	0.67	2.35	16
F (7)	19.22	0.24	1.37	1.61	(0.29)	—	(0.29)	20.54	8.45 (4)	674,626	0.66 (5)	0.66 (5)	1.84 (5)	16
The accompanying notes are an integral part of these financial statements.
68

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 62.10	$ (0.20)	$ (15.21)	$ (15.41)	$ —	$ (11.96)	$ (11.96)	$ 34.73	(29.91)% (4)	$ 2,410,094	1.08% (5)	1.07% (5)	(0.87)% (5)	54%
C	25.14	(0.10)	(4.30)	(4.40)	—	(11.96)	(11.96)	8.78	(30.19) (4)	176,334	1.86 (5)	1.86 (5)	(1.66) (5)	54
I	67.29	(0.16)	(16.77)	(16.93)	—	(11.96)	(11.96)	38.40	(29.85) (4)	1,293,315	0.85 (5)	0.85 (5)	(0.65) (5)	54
R3	61.55	(0.28)	(15.04)	(15.32)	—	(11.96)	(11.96)	34.27	(30.05) (4)	36,273	1.45 (5)	1.45 (5)	(1.25) (5)	54
R4	67.45	(0.24)	(16.80)	(17.04)	—	(11.96)	(11.96)	38.45	(29.96) (4)	49,959	1.15 (5)	1.15 (5)	(0.96) (5)	54
R5	72.75	(0.18)	(18.37)	(18.55)	—	(11.96)	(11.96)	42.24	(29.84) (4)	16,403	0.85 (5)	0.85 (5)	(0.66) (5)	54
R6	74.55	(0.15)	(18.92)	(19.07)	—	(11.96)	(11.96)	43.52	(29.81) (4)	49,294	0.74 (5)	0.74 (5)	(0.54) (5)	54
Y	74.41	(0.18)	(18.87)	(19.05)	—	(11.96)	(11.96)	43.40	(29.84) (4)	392,950	0.84 (5)	0.84 (5)	(0.65) (5)	54
F	67.69	(0.14)	(16.88)	(17.02)	—	(11.96)	(11.96)	38.71	(29.80) (4)	806,062	0.74 (5)	0.74 (5)	(0.54) (5)	54
For the Year Ended October 31, 2021
A	$ 54.65	$ (0.47)	$ 15.83	$ 15.36	$ —	$ (7.91)	$ (7.91)	$ 62.10	30.45%	$ 3,650,083	1.07%	1.06%	(0.80)%	87%
C	26.47	(0.38)	6.96	6.58	—	(7.91)	(7.91)	25.14	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
For the Year Ended October 31, 2020
A	$ 39.45	$ (0.30)	$ 18.03	$ 17.73	$ —	$ (2.53)	$ (2.53)	$ 54.65	47.69%	$ 2,939,376	1.10%	1.09%	(0.66)%	118%
C	20.50	(0.31)	8.81	8.50	—	(2.53)	(2.53)	26.47	46.64	322,226	1.85	1.85	(1.41)	118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83	(0.39)	118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43	(0.99)	118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13	(0.69)	118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85	(0.40)	118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74	(0.31)	118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78	(0.38)	118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74	(0.31)	118
For the Year Ended October 31, 2019
A	$ 45.89	$ (0.25)	$ 4.35	$ 4.10	$ —	$ (10.54)	$ (10.54)	$ 39.45	13.64%	$ 2,089,246	1.12%	1.11%	(0.64)%	66%
C	29.36	(0.29)	1.97	1.68	—	(10.54)	(10.54)	20.50	12.79	281,545	1.86	1.86	(1.39)	66
I	47.99	(0.16)	4.66	4.50	—	(10.54)	(10.54)	41.95	13.94	1,500,756	0.85	0.85	(0.38)	66
R3	45.98	(0.39)	4.36	3.97	—	(10.54)	(10.54)	39.41	13.25	44,757	1.47	1.46	(1.00)	66
R4	48.38	(0.29)	4.71	4.42	—	(10.54)	(10.54)	42.26	13.57	67,104	1.15	1.15	(0.69)	66
R5	50.48	(0.17)	5.01	4.84	—	(10.54)	(10.54)	44.78	13.92	25,396	0.85	0.85	(0.39)	66
R6	51.18	(0.13)	5.12	4.99	—	(10.54)	(10.54)	45.63	14.03	22,765	0.75	0.75	(0.29)	66
Y	51.18	(0.15)	5.13	4.98	—	(10.54)	(10.54)	45.62	14.00	164,390	0.83	0.79	(0.33)	66
F	48.07	(0.12)	4.68	4.56	—	(10.54)	(10.54)	42.09	14.07	526,379	0.74	0.74	(0.28)	66
The accompanying notes are an integral part of these financial statements.
69

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2018
A	$ 46.20	$ (0.29)	$ 3.86	$ 3.57	$ —	$ (3.88)	$ (3.88)	$ 45.89	8.31%	$ 2,013,200	1.11%	1.11%	(0.61)%	122%
C	31.15	(0.41)	2.50	2.09	—	(3.88)	(3.88)	29.36	7.49	321,653	1.85	1.85	(1.35)	122
I	48.01	(0.17)	4.03	3.86	—	(3.88)	(3.88)	47.99	8.62	1,674,141	0.84	0.84	(0.34)	122
R3	46.43	(0.45)	3.88	3.43	—	(3.88)	(3.88)	45.98	7.94	47,707	1.46	1.45	(0.95)	122
R4	48.52	(0.32)	4.06	3.74	—	(3.88)	(3.88)	48.38	8.28	79,229	1.15	1.15	(0.65)	122
R5	50.31	(0.18)	4.23	4.05	—	(3.88)	(3.88)	50.48	8.60	19,708	0.86	0.86	(0.35)	122
R6	50.91	(0.14)	4.29	4.15	—	(3.88)	(3.88)	51.18	8.71	12,061	0.75	0.75	(0.26)	122
Y	50.92	(0.15)	4.29	4.14	—	(3.88)	(3.88)	51.18	8.68	127,721	0.78	0.78	(0.28)	122
F	48.05	(0.12)	4.02	3.90	—	(3.88)	(3.88)	48.07	8.71	401,565	0.75	0.75	(0.25)	122
For the Year Ended October 31, 2017
A	$ 37.66	$ (0.23)	$ 10.17	$ 9.94	$ —	$ (1.40)	$ (1.40)	$ 46.20	27.40%	$ 1,914,743	1.11%	1.10%	(0.57)%	119%
C	26.03	(0.36)	6.88	6.52	—	(1.40)	(1.40)	31.15	26.46	412,184	1.86	1.86	(1.32)	119
I	39.00	(0.15)	10.56	10.41	—	(1.40)	(1.40)	48.01	27.67	1,546,058	0.89	0.89	(0.35)	119
R3	37.96	(0.37)	10.24	9.87	—	(1.40)	(1.40)	46.43	26.95	48,315	1.46	1.45	(0.92)	119
R4	39.50	(0.26)	10.68	10.42	—	(1.40)	(1.40)	48.52	27.33	81,413	1.15	1.15	(0.62)	119
R5	40.78	(0.14)	11.07	10.93	—	(1.40)	(1.40)	50.31	27.74	16,530	0.86	0.85	(0.32)	119
R6	41.21	(0.12)	11.22	11.10	—	(1.40)	(1.40)	50.91	27.86	4,554	0.76	0.75	(0.26)	119
Y	41.23	(0.09)	11.18	11.09	—	(1.40)	(1.40)	50.92	27.83	104,645	0.77	0.77	(0.22)	119
F (7)	40.07	(0.10)	8.08	7.98	—	—	—	48.05	19.92 (4)	617,087	0.75 (5)	0.75 (5)	(0.34) (5)	119
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 44.57	$ (0.05)	$ (5.67)	$ (5.72)	$ —	$ (4.37)	$ (4.37)	$ 34.48	(13.86)% (4)	$ 730,398	1.26% (5)	1.25% (5)	(0.28)% (5)	22%
C	32.92	(0.15)	(4.05)	(4.20)	—	(4.37)	(4.37)	24.35	(14.19) (4)	101,066	2.03 (5)	2.03 (5)	(1.06) (5)	22
I	47.93	(0.01)	(6.13)	(6.14)	—	(4.37)	(4.37)	37.42	(13.76) (4)	349,620	1.01 (5)	1.01 (5)	(0.03) (5)	22
R3	45.63	(0.13)	(5.80)	(5.93)	—	(4.37)	(4.37)	35.33	(14.01) (4)	25,393	1.61 (5)	1.61 (5)	(0.64) (5)	22
R4	49.12	(0.07)	(6.29)	(6.36)	—	(4.37)	(4.37)	38.39	(13.88) (4)	20,032	1.31 (5)	1.31 (5)	(0.34) (5)	22
R5	52.49	(0.01)	(6.76)	(6.77)	—	(4.37)	(4.37)	41.35	(13.76) (4)	10,214	1.01 (5)	1.01 (5)	(0.04) (5)	22
R6	53.47	0.02	(6.90)	(6.88)	—	(4.37)	(4.37)	42.22	(13.72) (4)	5,579	0.89 (5)	0.89 (5)	0.08 (5)	22
Y	53.38	(0.01)	(6.88)	(6.89)	—	(4.37)	(4.37)	42.12	(13.76) (4)	102,975	1.00 (5)	1.00 (5)	(0.03) (5)	22
F	48.18	0.02	(6.17)	(6.15)	—	(4.37)	(4.37)	37.66	(13.70) (4)	37,818	0.89 (5)	0.89 (5)	0.08 (5)	22
For the Year Ended October 31, 2021
A	$ 40.91	$ (0.15)	$ 8.98	$ 8.83	$ —	$ (5.17)	$ (5.17)	$ 44.57	22.88%	$ 883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	0.00 (8)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	— (9)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	0.00 (8)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	— (9)	51
The accompanying notes are an integral part of these financial statements.
70

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2020
A	$ 35.63	$ (0.13)	$ 7.77	$ 7.64	$ —	$ (2.36)	$ (2.36)	$ 40.91	22.17%	$ 746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49
For the Year Ended October 31, 2019
A	$ 34.38	$ (0.10)	$ 3.83	$ 3.73	$ —	$ (2.48)	$ (2.48)	$ 35.63	12.02%	$ 666,181	1.30%	1.30%	(0.30)%	35%
C	27.98	(0.28)	3.02	2.74	—	(2.48)	(2.48)	28.24	11.17	138,539	2.05	2.05	(1.06)	35
I	36.11	0.00 (8)	4.05	4.05	—	(2.48)	(2.48)	37.68	12.36	297,000	1.01	1.01	(0.01)	35
R3	35.32	(0.21)	3.93	3.72	—	(2.48)	(2.48)	36.56	11.66	33,948	1.62	1.62	(0.62)	35
R4	37.12	(0.12)	4.17	4.05	—	(2.48)	(2.48)	38.69	12.00	26,699	1.32	1.32	(0.32)	35
R5	38.82	(0.01)	4.38	4.37	—	(2.48)	(2.48)	40.71	12.32	6,170	1.02	1.02	(0.04)	35
R6 (10)	39.22	0.02	2.04	2.06	—	—	—	41.28	5.25 (4)	1,341	0.91 (5)	0.91 (5)	0.06 (5)	35
Y	39.29	0.01	4.45	4.46	—	(2.48)	(2.48)	41.27	12.40	72,515	0.97	0.96	0.03	35
F	36.17	0.02	4.08	4.10	—	(2.48)	(2.48)	37.79	12.48	29,108	0.91	0.91	0.06	35
For the Year Ended October 31, 2018
A	$ 34.86	$ (0.14)	$ 1.45	$ 1.31	$ —	$ (1.79)	$ (1.79)	$ 34.38	3.86%	$ 682,175	1.28%	1.28%	(0.40)%	27%
C	28.90	(0.33)	1.20	0.87	—	(1.79)	(1.79)	27.98	3.10	160,084	2.03	2.02	(1.13)	27
I	36.43	(0.04)	1.51	1.47	—	(1.79)	(1.79)	36.11	4.15	379,392	1.00	1.00	(0.11)	27
R3	35.87	(0.26)	1.50	1.24	—	(1.79)	(1.79)	35.32	3.55	38,412	1.61	1.61	(0.72)	27
R4	37.50	(0.16)	1.57	1.41	—	(1.79)	(1.79)	37.12	3.86	32,373	1.30	1.30	(0.42)	27
R5	39.03	(0.05)	1.63	1.58	—	(1.79)	(1.79)	38.82	4.15	7,757	1.02	1.02	(0.13)	27
Y	39.45	(0.01)	1.64	1.63	—	(1.79)	(1.79)	39.29	4.24	52,896	0.92	0.92	(0.03)	27
F	36.45	—	1.51	1.51	—	(1.79)	(1.79)	36.17	4.26	76,003	0.90	0.90	(0.01)	27
For the Year Ended October 31, 2017
A	$ 30.96	$ (0.12)	$ 7.04	$ 6.92	$ —	$ (3.02)	$ (3.02)	$ 34.86	24.28%	$ 714,694	1.29%	1.29%	(0.36)%	23%
C	26.34	(0.30)	5.88	5.58	—	(3.02)	(3.02)	28.90	23.37	242,421	2.04	2.03	(1.10)	23
I	32.15	(0.04)	7.34	7.30	—	(3.02)	(3.02)	36.43	24.59	351,686	1.03	1.03	(0.11)	23
R3	31.87	(0.23)	7.25	7.02	—	(3.02)	(3.02)	35.87	23.87	45,673	1.61	1.61	(0.68)	23
R4	33.10	(0.13)	7.55	7.42	—	(3.02)	(3.02)	37.50	24.22	35,927	1.31	1.31	(0.38)	23
R5	34.23	(0.03)	7.85	7.82	—	(3.02)	(3.02)	39.03	24.62	6,888	1.01	1.01	(0.08)	23
Y	34.54	(0.01)	7.94	7.93	—	(3.02)	(3.02)	39.45	24.72	45,193	0.93	0.93	(0.02)	23
F (7)	33.96	0.01	2.48	2.49	—	—	—	36.45	7.33 (4)	61,710	0.90 (5)	0.90 (5)	0.04 (5)	23
The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 37.01	$ (0.06)	$ (6.16)	$ (6.22)	$ (0.16)	$ (4.16)	$ (4.32)	$ 26.47	(18.81)% (4)	$ 2,644,946	1.09% (5)	1.09% (5)	(0.36)% (5)	18%
C	22.89	(0.11)	(3.53)	(3.64)	(0.04)	(4.16)	(4.20)	15.05	(19.09) (4)	262,119	1.86 (5)	1.86 (5)	(1.17) (5)	18
I	38.77	(0.02)	(6.48)	(6.50)	(0.23)	(4.16)	(4.39)	27.88	(18.72) (4)	2,122,392	0.89 (5)	0.86 (5)	(0.12) (5)	18
R3	41.94	(0.13)	(7.10)	(7.23)	—	(4.16)	(4.16)	30.55	(18.96) (4)	72,379	1.46 (5)	1.45 (5)	(0.73) (5)	18
R4	44.51	(0.09)	(7.56)	(7.65)	(0.09)	(4.16)	(4.25)	32.61	(18.83) (4)	117,257	1.16 (5)	1.14 (5)	(0.46) (5)	18
R5	46.54	(0.04)	(7.91)	(7.95)	(0.22)	(4.16)	(4.38)	34.21	(18.70) (4)	143,226	0.86 (5)	0.86 (5)	(0.18) (5)	18
R6	47.29	(0.03)	(8.03)	(8.06)	(0.28)	(4.16)	(4.44)	34.79	(18.67) (4)	922,095	0.74 (5)	0.74 (5)	(0.15) (5)	18
Y	47.18	(0.03)	(8.03)	(8.06)	(0.26)	(4.16)	(4.42)	34.70	(18.70) (4)	635,013	0.84 (5)	0.78 (5)	(0.14) (5)	18
F	39.01	0.00 (8)	(6.52)	(6.52)	(0.28)	(4.16)	(4.44)	28.05	(18.68) (4)	2,211,917	0.74 (5)	0.74 (5)	(0.02) (5)	18
The accompanying notes are an integral part of these financial statements.
71

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2021
A	$ 30.63	$ 0.10	$ 10.24	$ 10.34	$ —	$ (3.96)	$ (3.96)	$ 37.01	35.51%	$ 3,446,674	1.08%	1.08%	0.28%	28%
C	20.34	(0.12)	6.63	6.51	—	(3.96)	(3.96)	22.89	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
For the Year Ended October 31, 2020
A	$ 30.34	$ (0.08)	$ 2.00	$ 1.92	$ —	$ (1.63)	$ (1.63)	$ 30.63	6.48%	$ 2,724,316	1.11%	1.11%	(0.27)%	45%
C	20.83	(0.20)	1.34	1.14	—	(1.63)	(1.63)	20.34	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00 (8)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00 (9)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45
For the Year Ended October 31, 2019
A	$ 30.03	$ (0.09)	$ 3.80	$ 3.71	$ —	$ (3.40)	$ (3.40)	$ 30.34	14.93%	$ 2,820,971	1.11%	1.10%	(0.32)%	31%
C	21.90	(0.22)	2.55	2.33	—	(3.40)	(3.40)	20.83	14.10	498,057	1.86	1.86	(1.08)	31
I	30.91	(0.02)	3.94	3.92	—	(3.40)	(3.40)	31.43	15.25	4,168,592	0.85	0.85	(0.06)	31
R3	33.31	(0.22)	4.29	4.07	—	(3.40)	(3.40)	33.98	14.54	96,409	1.45	1.45	(0.67)	31
R4	34.59	(0.12)	4.50	4.38	—	(3.40)	(3.40)	35.57	14.89	266,390	1.16	1.14	(0.36)	31
R5	35.55	(0.02)	4.64	4.62	—	(3.40)	(3.40)	36.77	15.23	497,712	0.84	0.84	(0.07)	31
R6	35.90	0.02	4.70	4.72	—	(3.40)	(3.40)	37.22	15.37	1,731,890	0.74	0.74	0.04	31
Y	35.87	0.00 (8)	4.70	4.70	—	(3.40)	(3.40)	37.17	15.32	1,571,851	0.82	0.78	0.01	31
F	30.96	0.01	3.95	3.96	—	(3.40)	(3.40)	31.52	15.36	2,259,594	0.74	0.74	0.04	31
For the Year Ended October 31, 2018
A	$ 30.36	$ (0.12)	$ 1.20	$ 1.08	$ —	$ (1.41)	$ (1.41)	$ 30.03	3.63%	$ 2,592,610	1.11%	1.10%	(0.39)%	37%
C	22.67	(0.27)	0.91	0.64	—	(1.41)	(1.41)	21.90	2.84	580,708	1.85	1.85	(1.14)	37
I	31.12	(0.03)	1.23	1.20	—	(1.41)	(1.41)	30.91	3.91	3,666,464	0.82	0.82	(0.11)	37
R3	33.64	(0.26)	1.34	1.08	—	(1.41)	(1.41)	33.31	3.23	102,632	1.46	1.46	(0.75)	37
R4	34.78	(0.16)	1.38	1.22	—	(1.41)	(1.41)	34.59	3.57	289,049	1.16	1.15	(0.43)	37
R5	35.59	(0.05)	1.42	1.37	—	(1.41)	(1.41)	35.55	3.89	468,146	0.85	0.85	(0.13)	37
R6	35.90	(0.01)	1.42	1.41	—	(1.41)	(1.41)	35.90	3.97	1,014,518	0.75	0.75	(0.04)	37
Y	35.88	(0.02)	1.42	1.40	—	(1.41)	(1.41)	35.87	3.95	1,934,520	0.78	0.78	(0.06)	37
F	31.15	(0.01)	1.23	1.22	—	(1.41)	(1.41)	30.96	3.97	1,648,425	0.75	0.75	(0.03)	37
The accompanying notes are an integral part of these financial statements.
72

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2017
A	$ 24.25	$ (0.11)	$ 7.00	$ 6.89	$ —	$ (0.78)	$ (0.78)	$ 30.36	29.02%	$ 2,482,275	1.13%	1.12%	(0.38)%	30%
C	18.42	(0.23)	5.26	5.03	—	(0.78)	(0.78)	22.67	28.07	717,521	1.87	1.87	(1.12)	30
I	24.79	(0.05)	7.16	7.11	—	(0.78)	(0.78)	31.12	29.28	2,996,705	1.02	0.89	(0.17)	30
R3	26.88	(0.22)	7.76	7.54	—	(0.78)	(0.78)	33.64	28.59	90,582	1.47	1.47	(0.73)	30
R4	27.69	(0.14)	8.01	7.87	—	(0.78)	(0.78)	34.78	28.95	263,236	1.16	1.16	(0.43)	30
R5	28.24	(0.04)	8.17	8.13	—	(0.78)	(0.78)	35.59	29.32	356,166	0.86	0.86	(0.14)	30
R6	28.45	(0.05)	8.28	8.23	—	(0.78)	(0.78)	35.90	29.45	431,183	0.76	0.76	(0.14)	30
Y	28.44	(0.01)	8.23	8.22	—	(0.78)	(0.78)	35.88	29.43	1,847,676	0.78	0.78	(0.04)	30
F (7)	27.52	(0.03)	3.66	3.63	—	—	—	31.15	13.19 (4)	1,244,732	0.76 (5)	0.76 (5)	(0.15) (5)	30
The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 18.14	$ 0.02	$ 0.07	$ 0.09	$ (0.01)	$ (1.29)	$ (1.30)	$ 16.93	0.34% (4)	$ 370,297	1.15% (5)	1.15% (5)	0.19% (5)	37%
C	14.28	(0.04)	0.06	0.02	—	(1.29)	(1.29)	13.01	(0.08) (4)	8,181	1.94 (5)	1.94 (5)	(0.60) (5)	37
I	18.36	0.04	0.09	0.13	(0.06)	(1.29)	(1.35)	17.14	0.57 (4)	29,135	0.84 (5)	0.84 (5)	0.49 (5)	37
R3	19.18	(0.01)	0.08	0.07	—	(1.29)	(1.29)	17.96	0.22 (4)	6,344	1.48 (5)	1.48 (5)	(0.13) (5)	37
R4	19.64	0.02	0.08	0.10	—	(1.29)	(1.29)	18.45	0.37 (4)	9,734	1.18 (5)	1.18 (5)	0.17 (5)	37
R5	19.97	0.04	0.09	0.13	(0.05)	(1.29)	(1.34)	18.76	0.52 (4)	1,959	0.88 (5)	0.88 (5)	0.46 (5)	37
Y	20.02	0.05	0.07	0.12	(0.05)	(1.29)	(1.34)	18.80	0.46 (4)	15,857	0.87 (5)	0.87 (5)	0.46 (5)	37
F	18.37	0.05	0.07	0.12	(0.07)	(1.29)	(1.36)	17.13	0.52 (4)	451,873	0.76 (5)	0.76 (5)	0.57 (5)	37
For the Year Ended October 31, 2021
A	$ 12.21	$ 0.00(8)	$ 5.97	$ 5.97	$ (0.04)	$ —	$ (0.04)	$ 18.14	48.99%	$ 363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	0.00 (8)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
For the Year Ended October 31, 2020
A	$ 14.43	$ 0.07	$ (1.86)	$ (1.79)	$ (0.09)	$ (0.34)	$ (0.43)	$ 12.21	(12.86)%	$ 245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	(0.00) (8)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61
For the Year Ended October 31, 2019
A	$ 14.54	$ 0.08	$ 1.44	$ 1.52	$ (0.04)	$ (1.59)	$ (1.63)	$ 14.43	12.74%	$ 309,996	1.23%	1.23%	0.61%	55%
C	11.97	(0.02)	1.15	1.13	—	(1.59)	(1.59)	11.51	11.99	15,910	1.99	1.99	(0.14)	55
I	14.68	0.13	1.46	1.59	(0.08)	(1.59)	(1.67)	14.60	13.20	31,173	0.89	0.89	0.95	55
R3	15.23	0.05	1.53	1.58	—	(1.59)	(1.59)	15.22	12.42	8,034	1.52	1.52	0.33	55
R4	15.55	0.09	1.57	1.66	(0.04)	(1.59)	(1.63)	15.58	12.77	11,865	1.21	1.21	0.64	55
R5	15.76	0.16	1.57	1.73	(0.08)	(1.59)	(1.67)	15.82	13.14	1,592	0.92	0.92	1.06	55
Y	15.80	0.15	1.60	1.75	(0.09)	(1.59)	(1.68)	15.87	13.23	12,624	0.89	0.85	0.98	55
F	14.69	0.14	1.46	1.60	(0.10)	(1.59)	(1.69)	14.60	13.27	314,566	0.80	0.80	1.03	55
The accompanying notes are an integral part of these financial statements.
73

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2018
A	$ 15.62	$ 0.03	$ (0.72)	$ (0.69)	$ —	$ (0.39)	$ (0.39)	$ 14.54	(4.56)%	$ 284,646	1.22%	1.22%	0.18%	49%
C	13.03	(0.07)	(0.60)	(0.67)	—	(0.39)	(0.39)	11.97	(5.26)	17,909	1.98	1.97	(0.57)	49
I	15.72	0.08	(0.73)	(0.65)	—	(0.39)	(0.39)	14.68	(4.27)	34,656	0.90	0.90	0.50	49
R3	16.39	(0.02)	(0.75)	(0.77)	—	(0.39)	(0.39)	15.23	(4.84)	9,555	1.52	1.52	(0.13)	49
R4	16.68	0.03	(0.77)	(0.74)	—	(0.39)	(0.39)	15.55	(4.52)	11,639	1.22	1.22	0.18	49
R5	16.88	0.08	(0.78)	(0.70)	(0.03)	(0.39)	(0.42)	15.76	(4.32)	8,087	0.91	0.91	0.48	49
Y	16.93	0.09	(0.79)	(0.70)	(0.04)	(0.39)	(0.43)	15.80	(4.23)	11,371	0.86	0.86	0.52	49
F	15.76	0.10	(0.73)	(0.63)	(0.05)	(0.39)	(0.44)	14.69	(4.18)	252,917	0.80	0.80	0.61	49
For the Year Ended October 31, 2017
A	$ 13.98	$ 0.01	$ 2.65	$ 2.66	$ —	$ (1.02)	$ (1.02)	$ 15.62	19.67%	$ 291,082	1.23%	1.23%	0.06%	40%
C	11.90	(0.08)	2.23	2.15	—	(1.02)	(1.02)	13.03	18.66	35,520	1.96	1.96	(0.67)	40
I	14.09	0.03	2.67	2.70	(0.05)	(1.02)	(1.07)	15.72	19.81	43,342	1.20	1.10	0.20	40
R3	14.67	(0.04)	2.78	2.74	—	(1.02)	(1.02)	16.39	19.26	11,923	1.52	1.52	(0.23)	40
R4	14.87	0.01	2.82	2.83	—	(1.02)	(1.02)	16.68	19.58	12,637	1.21	1.21	0.08	40
R5	15.03	0.06	2.86	2.92	(0.05)	(1.02)	(1.07)	16.88	20.06	11,445	0.91	0.91	0.38	40
Y	15.07	0.08	2.86	2.94	(0.06)	(1.02)	(1.08)	16.93	20.10	28,403	0.82	0.82	0.48	40
F (7)	14.97	0.05	0.74	0.79	—	—	—	15.76	5.28 (4)	238,682	0.81 (5)	0.81 (5)	0.46 (5)	40
Hartford Quality Value Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 26.27	$ 0.18	$ (0.38)	$ (0.20)	$ (0.35)	$ (1.25)	$ (1.60)	$ 24.47	(0.87)% (4)	$ 183,043	0.94% (5)	0.94% (5)	1.43% (5)	14%
C	22.22	0.07	(0.33)	(0.26)	(0.15)	(1.25)	(1.40)	20.56	(1.25) (4)	3,899	1.77 (5)	1.71 (5)	0.66 (5)	14
I	25.93	0.22	(0.39)	(0.17)	(0.42)	(1.25)	(1.67)	24.09	(0.75) (4)	25,627	0.63 (5)	0.63 (5)	1.74 (5)	14
R3	26.71	0.15	(0.39)	(0.24)	(0.29)	(1.25)	(1.54)	24.93	(0.99) (4)	1,023	1.27 (5)	1.18 (5)	1.19 (5)	14
R4	27.02	0.19	(0.39)	(0.20)	(0.37)	(1.25)	(1.62)	25.20	(0.85) (4)	4,616	0.96 (5)	0.88 (5)	1.49 (5)	14
R5	27.30	0.23	(0.40)	(0.17)	(0.43)	(1.25)	(1.68)	25.45	(0.72) (4)	323	0.66 (5)	0.63 (5)	1.74 (5)	14
R6	27.38	0.18	(0.33)	(0.15)	(0.47)	(1.25)	(1.72)	25.51	(0.63) (4)	12,415	0.55 (5)	0.46 (5)	1.34 (5)	14
Y	27.34	0.24	(0.41)	(0.17)	(0.45)	(1.25)	(1.70)	25.47	(0.74) (4)	2,712	0.63 (5)	0.57 (5)	1.80 (5)	14
F	25.84	0.24	(0.39)	(0.15)	(0.47)	(1.25)	(1.72)	23.97	(0.67) (4)	11,749	0.55 (5)	0.46 (5)	1.91 (5)	14
For the Year Ended October 31, 2021
A	$ 18.61	$ 0.34	$ 7.76	$ 8.10	$ (0.44)	$ —	$ (0.44)	$ 26.27	44.08%	$ 188,344	0.97%	0.94%	1.44%	21%
C	15.78	0.14	6.57	6.71	(0.27)	—	(0.27)	22.22	42.97	3,397	1.80	1.71	0.71	21
I	18.37	0.41	7.65	8.06	(0.50)	—	(0.50)	25.93	44.56	20,153	0.65	0.63	1.73	21
R3	18.92	0.29	7.89	8.18	(0.39)	—	(0.39)	26.71	43.73	1,098	1.27	1.17	1.22	21
R4	19.13	0.37	7.97	8.34	(0.45)	—	(0.45)	27.02	44.20	4,775	0.97	0.88	1.50	21
R5	19.32	0.43	8.06	8.49	(0.51)	—	(0.51)	27.30	44.59	320	0.67	0.62	1.76	21
R6	19.38	0.48	8.06	8.54	(0.54)	—	(0.54)	27.38	44.79	257	0.56	0.46	1.95	21
Y	19.35	0.44	8.07	8.51	(0.52)	—	(0.52)	27.34	44.65	1,753	0.66	0.57	1.74	21
F	18.31	0.45	7.62	8.07	(0.54)	—	(0.54)	25.84	44.84	12,182	0.56	0.46	1.92	21
For the Year Ended October 31, 2020
A	$ 21.11	$ 0.42	$ (1.85)	$ (1.43)	$ (0.48)	$ (0.59)	$ (1.07)	$ 18.61	(7.34)%	$ 140,154	1.03%	0.91%	2.19%	26%
C	18.05	0.23	(1.59)	(1.36)	(0.32)	(0.59)	(0.91)	15.78	(8.09)	3,673	1.82	1.71	1.38	26
I	20.85	0.48	(1.82)	(1.34)	(0.55)	(0.59)	(1.14)	18.37	(7.02)	10,927	0.67	0.56	2.53	26
R3	21.45	0.38	(1.89)	(1.51)	(0.43)	(0.59)	(1.02)	18.92	(7.56)	855	1.29	1.16	1.91	26
R4	21.68	0.44	(1.91)	(1.47)	(0.49)	(0.59)	(1.08)	19.13	(7.34)	3,887	0.98	0.87	2.21	26
R5	21.87	0.50	(1.92)	(1.42)	(0.54)	(0.59)	(1.13)	19.32	(7.05)	220	0.69	0.58	2.53	26
R6	21.93	0.50	(1.89)	(1.39)	(0.57)	(0.59)	(1.16)	19.38	(6.92)	485	0.58	0.46	2.53	26
Y	21.91	0.51	(1.93)	(1.42)	(0.55)	(0.59)	(1.14)	19.35	(7.05)	382	0.68	0.57	2.53	26
F	20.83	0.50	(1.82)	(1.32)	(0.61)	(0.59)	(1.20)	18.31	(6.94)	8,975	0.58	0.46	2.64	26
The accompanying notes are an integral part of these financial statements.
74

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Quality Value Fund – (continued)
For the Year Ended October 31, 2019
A	$ 20.00	$ 0.38	$ 1.99	$ 2.37	$ (0.28)	$ (0.98)	$ (1.26)	$ 21.11	13.10%	$ 169,771	1.00%	0.90%	1.95%	23%
C	17.12	0.20	1.71	1.91	—	(0.98)	(0.98)	18.05	12.23	6,834	1.76	1.67	1.21	23
I	19.78	0.45	1.94	2.39	(0.34)	(0.98)	(1.32)	20.85	13.49	12,796	0.65	0.56	2.30	23
R3	20.29	0.34	2.01	2.35	(0.21)	(0.98)	(1.19)	21.45	12.78	1,240	1.27	1.16	1.69	23
R4	20.49	0.40	2.04	2.44	(0.27)	(0.98)	(1.25)	21.68	13.17	6,014	0.95	0.86	1.99	23
R5	20.67	0.47	2.04	2.51	(0.33)	(0.98)	(1.31)	21.87	13.46	230	0.67	0.58	2.33	23
R6	20.74	0.47	2.06	2.53	(0.36)	(0.98)	(1.34)	21.93	13.57	34	0.56	0.46	2.26	23
Y	20.72	0.47	2.05	2.52	(0.35)	(0.98)	(1.33)	21.91	13.50	622	0.64	0.55	2.29	23
F	19.77	0.48	1.92	2.40	(0.36)	(0.98)	(1.34)	20.83	13.58	11,040	0.55	0.46	2.52	23
For the Year Ended October 31, 2018
A	$ 20.49	$ 0.31	$ 0.16	$ 0.47	$ (0.20)	$ (0.76)	$ (0.96)	$ 20.00	2.25%	$ 164,325	1.06%	1.04%	1.52%	85%
C	17.67	0.14	0.15	0.29	(0.08)	(0.76)	(0.84)	17.12	1.53	9,082	1.81	1.79	0.80	85
I	20.25	0.38	0.16	0.54	(0.25)	(0.76)	(1.01)	19.78	2.60	12,974	0.71	0.69	1.87	85
R3	20.70	0.26	0.17	0.43	(0.08)	(0.76)	(0.84)	20.29	2.03	1,075	1.34	1.30	1.26	85
R4	20.95	0.33	0.16	0.49	(0.19)	(0.76)	(0.95)	20.49	2.29	6,014	1.04	1.01	1.55	85
R5	21.13	0.38	0.17	0.55	(0.25)	(0.76)	(1.01)	20.67	2.57	504	0.74	0.72	1.76	85
R6 (11)	20.99	0.28	(0.53) (12)	(0.25)	—	—	—	20.74	(1.19) (4)	10	0.61 (5)	0.59 (5)	1.95 (5)	85
Y	21.19	0.40	0.17	0.57	(0.28)	(0.76)	(1.04)	20.72	2.65	601	0.68	0.66	1.90	85
F	20.26	0.39	0.17	0.56	(0.29)	(0.76)	(1.05)	19.77	2.71	88,336	0.62	0.60	1.94	85
For the Year Ended October 31, 2017
A	$ 17.94	$ 0.19	$ 2.64	$ 2.83	$ (0.14)	$ (0.14)	$ (0.28)	$ 20.49	15.89%	$ 180,059	1.20%	1.20%	0.95%	39%
C	15.52	0.04	2.28	2.32	(0.03)	(0.14)	(0.17)	17.67	15.05	20,312	1.93	1.93	0.22	39
I	17.75	0.24	2.60	2.84	(0.20)	(0.14)	(0.34)	20.25	16.19	15,561	0.94	0.94	1.22	39
R3	18.13	0.13	2.66	2.79	(0.08)	(0.14)	(0.22)	20.70	15.48	1,448	1.54	1.53	0.63	39
R4	18.34	0.19	2.70	2.89	(0.14)	(0.14)	(0.28)	20.95	15.87	7,550	1.20	1.20	0.96	39
R5	18.49	0.23	2.75	2.98	(0.20)	(0.14)	(0.34)	21.13	16.25	480	0.91	0.91	1.17	39
Y	18.55	0.27	2.73	3.00	(0.22)	(0.14)	(0.36)	21.19	16.32	1,052	0.83	0.83	1.31	39
F (7)	19.58	0.16	0.52	0.68	—	—	—	20.26	3.47 (4)	12,030	0.80 (5)	0.80 (5)	1.17 (5)	39
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 64.88	$ (0.14)	$ (14.04)	$ (14.18)	$ —	$ (12.13)	$ (12.13)	$ 38.57	(25.87)% (4)	$ 181,560	1.22% (5)	1.21% (5)	(0.57)% (5)	18%
C	41.34	(0.18)	(8.00)	(8.18)	—	(12.13)	(12.13)	21.03	(26.14) (4)	3,382	1.97 (5)	1.97 (5)	(1.31) (5)	18
I	69.03	(0.06)	(15.13)	(15.19)	—	(12.13)	(12.13)	41.71	(25.76) (4)	78,773	0.89 (5)	0.89 (5)	(0.24) (5)	18
R3	63.50	(0.20)	(13.68)	(13.88)	—	(12.13)	(12.13)	37.49	(25.97) (4)	6,384	1.51 (5)	1.50 (5)	(0.87) (5)	18
R4	67.99	(0.14)	(14.84)	(14.98)	—	(12.13)	(12.13)	40.88	(25.86) (4)	13,130	1.21 (5)	1.21 (5)	(0.57) (5)	18
R5	72.91	(0.07)	(16.12)	(16.19)	—	(12.13)	(12.13)	44.59	(25.76) (4)	48,043	0.91 (5)	0.91 (5)	(0.27) (5)	18
R6	74.32	(0.04)	(16.48)	(16.52)	—	(12.13)	(12.13)	45.67	(25.71) (4)	70,792	0.79 (5)	0.79 (5)	(0.16) (5)	18
Y	74.28	(0.06)	(16.47)	(16.53)	—	(12.13)	(12.13)	45.62	(25.74) (4)	162,300	0.90 (5)	0.85 (5)	(0.21) (5)	18
F	69.43	(0.04)	(15.22)	(15.26)	—	(12.13)	(12.13)	42.04	(25.70) (4)	29,259	0.79 (5)	0.79 (5)	(0.16) (5)	18
The accompanying notes are an integral part of these financial statements.
75

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2021
A	$ 51.35	$ (0.42)	$ 18.27	$ 17.85	$ —	$ (4.32)	$ (4.32)	$ 64.88	35.73%	$ 256,061	1.18%	1.18%	(0.67)%	48%
C	34.22	(0.55)	11.99	11.44	—	(4.32)	(4.32)	41.34	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
For the Year Ended October 31, 2020
A	$ 45.71	$ (0.28)	$ 6.67	$ 6.39	$ —	$ (0.75)	$ (0.75)	$ 51.35	14.06%	$ 198,430	1.26%	1.25%	(0.60)%	58%
C	30.90	(0.39)	4.46	4.07	—	(0.75)	(0.75)	34.22	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58
For the Year Ended October 31, 2019
A	$ 55.20	$ (0.21)	$ 2.62	$ 2.41	$ —	$ (11.90)	$ (11.90)	$ 45.71	8.99%	$ 195,314	1.24%	1.24%	(0.46)%	48%
C	41.81	(0.34)	1.33	0.99	—	(11.90)	(11.90)	30.90	8.27	15,722	1.89	1.89	(1.11)	48
I	57.17	(0.02)	2.80	2.78	—	(11.90)	(11.90)	48.05	9.41	191,482	0.83	0.83	(0.05)	48
R3	54.70	(0.31)	2.56	2.25	—	(11.90)	(11.90)	45.05	8.72	10,036	1.47	1.47	(0.69)	48
R4	56.99	(0.18)	2.78	2.60	—	(11.90)	(11.90)	47.69	9.05	42,296	1.17	1.17	(0.39)	48
R5	59.48	(0.03)	3.02	2.99	—	(11.90)	(11.90)	50.57	9.40	82,624	0.85	0.85	(0.07)	48
R6	60.16	0.00 (8)	3.10	3.10	—	(11.90)	(11.90)	51.36	9.49	66,260	0.76	0.76	0.01	48
Y	60.20	(0.01)	3.10	3.09	—	(11.90)	(11.90)	51.39	9.44	365,867	0.82	0.80	(0.01)	48
F	57.30	0.01	2.82	2.83	—	(11.90)	(11.90)	48.23	9.49	46,533	0.76	0.76	0.02	48
For the Year Ended October 31, 2018
A	$ 57.24	$ (0.33)	$ 1.03	$ 0.70	$ —	$ (2.74)	$ (2.74)	$ 55.20	1.20%	$ 203,297	1.21%	1.20%	(0.56)%	66%
C	44.29	(0.55)	0.81	0.26	—	(2.74)	(2.74)	41.81	0.53	23,212	1.88	1.88	(1.22)	66
I	58.97	(0.10)	1.04	0.94	—	(2.74)	(2.74)	57.17	1.59	243,340	0.82	0.82	(0.16)	66
R3	56.89	(0.48)	1.03	0.55	—	(2.74)	(2.74)	54.70	0.94	13,210	1.47	1.47	(0.82)	66
R4	58.98	(0.31)	1.06	0.75	—	(2.74)	(2.74)	56.99	1.26	69,097	1.15	1.15	(0.50)	66
R5	61.26	(0.12)	1.08	0.96	—	(2.74)	(2.74)	59.48	1.56	94,887	0.85	0.85	(0.20)	66
R6	61.87	(0.09)	1.12	1.03	—	(2.74)	(2.74)	60.16	1.66	44,278	0.75	0.75	(0.14)	66
Y	61.93	(0.09)	1.10	1.01	—	(2.74)	(2.74)	60.20	1.63	358,049	0.79	0.79	(0.14)	66
F	59.06	(0.06)	1.04	0.98	—	(2.74)	(2.74)	57.30	1.66	47,999	0.75	0.75	(0.10)	66
The accompanying notes are an integral part of these financial statements.
76

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2017
A	$ 44.55	$ (0.25)	$ 13.25	$ 13.00	$ —	$ (0.31)	$ (0.31)	$ 57.24	29.28%	$ 215,743	1.17%	1.16%	(0.48)%	56%
C	34.78	(0.48)	10.30	9.82	—	(0.31)	(0.31)	44.29	28.36	36,531	1.89	1.88	(1.19)	56
I	45.79	(0.18)	13.67	13.49	—	(0.31)	(0.31)	58.97	29.56	429,401	1.03	0.95	(0.33)	56
R3	44.42	(0.41)	13.19	12.78	—	(0.31)	(0.31)	56.89	28.87	14,427	1.48	1.48	(0.79)	56
R4	45.90	(0.26)	13.65	13.39	—	(0.31)	(0.31)	58.98	29.27	76,315	1.16	1.16	(0.48)	56
R5	47.52	(0.10)	14.15	14.05	—	(0.31)	(0.31)	61.26	29.67	118,794	0.86	0.86	(0.17)	56
R6	47.94	(0.06)	14.30	14.24	—	(0.31)	(0.31)	61.87	29.80	10,596	0.76	0.76	(0.11)	56
Y	48.00	(0.05)	14.29	14.24	—	(0.31)	(0.31)	61.93	29.76	370,006	0.78	0.78	(0.09)	56
F (7)	52.62	(0.09)	6.53	6.44	—	—	—	59.06	12.24 (4)	47,409	0.75 (5)	0.75 (5)	(0.24) (5)	56
Hartford Small Cap Value Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 13.36	$ 0.05	$ (1.06)	$ (1.01)	$ (0.09)	$ (0.78)	$ (0.87)	$ 11.48	(8.22)% (4)	$ 54,640	1.26% (5)	1.25% (5)	0.87% (5)	33%
C	11.48	0.00 (8)	(0.91)	(0.91)	—	(0.78)	(0.78)	9.79	(8.60) (4)	2,577	2.08 (5)	2.05 (5)	0.08 (5)	33
I	13.40	0.07	(1.07)	(1.00)	(0.12)	(0.78)	(0.90)	11.50	(8.08) (4)	32,304	0.96 (5)	0.96 (5)	1.17 (5)	33
R3	13.91	0.05	(1.12)	(1.07)	(0.06)	(0.78)	(0.84)	12.00	(8.28) (4)	950	1.54 (5)	1.42 (5)	0.70 (5)	33
R4	14.13	0.06	(1.12)	(1.06)	(0.10)	(0.78)	(0.88)	12.19	(8.11) (4)	210	1.15 (5)	1.15 (5)	0.99 (5)	33
R5	14.10	0.06	(1.10)	(1.04)	(0.14)	(0.78)	(0.92)	12.14	(8.02) (4)	1,692	0.86 (5)	0.86 (5)	0.96 (5)	33
R6	14.10	0.08	(1.12)	(1.04)	(0.15)	(0.78)	(0.93)	12.13	(8.01) (4)	7,136	0.83 (5)	0.80 (5)	1.15 (5)	33
Y	14.07	0.09	(1.13)	(1.04)	(0.14)	(0.78)	(0.92)	12.11	(8.00) (4)	2,927	0.92 (5)	0.85 (5)	1.30 (5)	33
F	13.40	0.09	(1.07)	(0.98)	(0.15)	(0.78)	(0.93)	11.49	(7.98) (4)	42,135	0.83 (5)	0.80 (5)	1.38 (5)	33
For the Year Ended October 31, 2021
A	$ 8.29	$ 0.10	$ 5.06	$ 5.16	$ (0.09)	$ —	$ (0.09)	$ 13.36	62.61%	$ 59,496	1.30%	1.28%	0.78%	60%
C	7.12	0.00 (8)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
For the Year Ended October 31, 2020
A	$ 10.35	$ 0.09	$ (1.49)	$ (1.40)	$ (0.08)	$ (0.58)	$ (0.66)	$ 8.29	(14.57)%	$ 32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	(0.00) (8)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62
The accompanying notes are an integral part of these financial statements.
77

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2019
A	$ 13.65	$ 0.10	$ (0.04)	$ 0.06	$ (0.03)	$ (3.33)	$ (3.36)	$ 10.35	3.46%	$ 47,037	1.37%	1.27%	0.98%	140%
C	12.35	0.02	(0.08)	(0.06)	—	(3.33)	(3.33)	8.96	2.60	3,719	2.14	2.04	0.26	140
I	13.68	0.14	(0.05)	0.09	(0.07)	(3.33)	(3.40)	10.37	3.77	4,354	1.00	0.90	1.34	140
R3	14.02	0.09	(0.03)	0.06	(0.02)	(3.33)	(3.35)	10.73	3.31	609	1.62	1.42	0.82	140
R4	14.16	0.11	(0.03)	0.08	(0.02)	(3.33)	(3.35)	10.89	3.52	69	1.31	1.20	1.01	140
R5	14.16	0.16	(0.05)	0.11	(0.07)	(3.33)	(3.40)	10.87	3.82	11	1.01	0.90	1.44	140
R6	14.15	0.15	(0.02)	0.13	(0.08)	(3.33)	(3.41)	10.87	3.99	103	0.89	0.80	1.39	140
Y	14.15	0.16	(0.04)	0.12	(0.08)	(3.33)	(3.41)	10.86	3.94	572	0.97	0.85	1.43	140
F	13.68	0.15	(0.04)	0.11	(0.08)	(3.33)	(3.41)	10.38	3.99	48,425	0.89	0.80	1.43	140
For the Year Ended October 31, 2018
A	$ 14.13	$ 0.04	$ 0.10	$ 0.14	$ (0.02)	$ (0.60)	$ (0.62)	$ 13.65	1.00%	$ 52,406	1.35%	1.29%	0.28%	68%
C	12.91	(0.06)	0.10	0.04	—	(0.60)	(0.60)	12.35	0.27	6,444	2.13	2.04	(0.44)	68
I	14.15	0.09	0.10	0.19	(0.06)	(0.60)	(0.66)	13.68	1.33	3,756	1.02	0.95	0.62	68
R3	14.50	0.03	0.09	0.12	—	(0.60)	(0.60)	14.02	0.82	529	1.62	1.43	0.18	68
R4	14.61	0.06	0.10	0.16	(0.01)	(0.60)	(0.61)	14.16	1.07	48	1.32	1.20	0.41	68
R5	14.63	0.10	0.10	0.20	(0.07)	(0.60)	(0.67)	14.16	1.39	36	1.02	0.90	0.71	68
R6 (11)	13.99	0.05	0.11	0.16	—	—	—	14.15	1.14 (4)	10	0.91 (5)	0.84 (5)	0.47 (5)	68
Y	14.66	0.11	0.10	0.21	(0.12)	(0.60)	(0.72)	14.15	1.42	646	0.96	0.85	0.74	68
F	14.16	0.11	0.09	0.20	(0.08)	(0.60)	(0.68)	13.68	1.42	38,087	0.90	0.84	0.80	68
For the Year Ended October 31, 2017
A	$ 11.56	$ 0.04	$ 2.63	$ 2.67	$ (0.10)	$ —	$ (0.10)	$ 14.13	23.19%	$ 53,057	1.28%	1.27%	0.32%	83%
C	10.58	(0.05)	2.40	2.35	(0.02)	—	(0.02)	12.91	22.24	11,081	2.03	2.01	(0.41)	83
I	11.58	0.08	2.63	2.71	(0.14)	—	(0.14)	14.15	23.53	3,225	1.01	1.00	0.60	83
R3	11.87	0.01	2.69	2.70	(0.07)	—	(0.07)	14.50	22.79	723	1.63	1.50	0.09	83
R4	11.94	0.05	2.70	2.75	(0.08)	—	(0.08)	14.61	23.11	113	1.36	1.20	0.36	83
R5	11.96	0.10	2.71	2.81	(0.14)	—	(0.14)	14.63	23.63	44	1.01	0.90	0.74	83
Y	12.00	0.11	2.71	2.82	(0.16)	—	(0.16)	14.66	23.58	1,242	0.86	0.85	0.78	83
F (7)	13.22	0.05	0.89	0.94	—	—	—	14.16	7.11 (4)	86,675	0.88 (5)	0.85 (5)	0.52 (5)	83
The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 30.24	$ (0.08)	$ (6.21)	$ (6.29)	$ —	$ (6.53)	$ (6.53)	$ 17.42	(25.41)% (4)	$ 358,956	1.25% (5)	1.25% (5)	(0.73)% (5)	39%
C	17.65	(0.08)	(3.05)	(3.13)	—	(6.53)	(6.53)	7.99	(25.74) (4)	5,806	2.09 (5)	2.09 (5)	(1.57) (5)	39
I	32.69	(0.06)	(6.83)	(6.89)	—	(6.53)	(6.53)	19.27	(25.32) (4)	41,465	0.98 (5)	0.98 (5)	(0.46) (5)	39
R3	33.41	(0.13)	(7.00)	(7.13)	—	(6.53)	(6.53)	19.75	(25.53) (4)	11,079	1.58 (5)	1.58 (5)	(1.06) (5)	39
R4	36.39	(0.11)	(7.75)	(7.86)	—	(6.53)	(6.53)	22.00	(25.43) (4)	9,874	1.28 (5)	1.28 (5)	(0.77) (5)	39
R5	39.26	(0.07)	(8.48)	(8.55)	—	(6.53)	(6.53)	24.18	(25.31) (4)	5,036	0.98 (5)	0.98 (5)	(0.46) (5)	39
R6	40.33	(0.05)	(8.76)	(8.81)	—	(6.53)	(6.53)	24.99	(25.28) (4)	5,381	0.86 (5)	0.86 (5)	(0.32) (5)	39
Y	40.25	(0.07)	(8.73)	(8.80)	—	(6.53)	(6.53)	24.92	(25.31) (4)	22,216	0.93 (5)	0.93 (5)	(0.44) (5)	39
F	32.96	(0.04)	(6.91)	(6.95)	—	(6.53)	(6.53)	19.48	(25.29) (4)	247,895	0.86 (5)	0.86 (5)	(0.34) (5)	39
The accompanying notes are an integral part of these financial statements.
78

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2021
A	$ 25.50	$ (0.30)	$ 7.82	$ 7.52	$ —	$ (2.78)	$ (2.78)	$ 30.24	30.50%	$ 502,923	1.23%	1.22%	(1.02)%	123%
C	15.97	(0.33)	4.79	4.46	—	(2.78)	(2.78)	17.65	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123
For the Year Ended October 31, 2020
A	$ 20.35	$ (0.14)	$ 6.57	$ 6.43	$ —	$ (1.28)	$ (1.28)	$ 25.50	33.21%	$ 389,496	1.32%	1.31%	(0.66)%	104%
C	13.30	(0.20)	4.15	3.95	—	(1.28)	(1.28)	15.97	32.08	9,058	2.14	2.14	(1.50)	104
I	21.65	(0.08)	7.02	6.94	—	(1.28)	(1.28)	27.31	33.59	35,806	1.00	1.00	(0.35)	104
R3	22.29	(0.21)	7.22	7.01	—	(1.28)	(1.28)	28.02	32.91	14,013	1.61	1.55	(0.90)	104
R4	23.88	(0.15)	7.77	7.62	—	(1.28)	(1.28)	30.22	33.29	13,363	1.30	1.25	(0.60)	104
R5	25.40	(0.08)	8.29	8.21	—	(1.28)	(1.28)	32.33	33.64	3,936	1.01	0.95	(0.30)	104
R6	25.97	(0.13)	8.56	8.43	—	(1.28)	(1.28)	33.12	33.75	1,530	0.90	0.90	(0.42)	104
Y	25.95	(0.08)	8.48	8.40	—	(1.28)	(1.28)	33.07	33.65	19,956	0.96	0.95	(0.29)	104
F	21.76	(0.06)	7.07	7.01	—	(1.28)	(1.28)	27.49	33.75	243,057	0.90	0.90	(0.24)	104
For the Year Ended October 31, 2019
A	$ 22.20	$ (0.13)	$ 2.28	$ 2.15	$ —	$ (4.00)	$ (4.00)	$ 20.35	14.08%	$ 311,742	1.33%	1.32%	(0.66)%	91%
C	16.11	(0.19)	1.38	1.19	—	(4.00)	(4.00)	13.30	13.24	9,929	2.14	2.13	(1.46)	91
I	23.28	(0.08)	2.45	2.37	—	(4.00)	(4.00)	21.65	14.48	26,939	1.04	1.03	(0.37)	91
R3	23.95	(0.19)	2.53	2.34	—	(4.00)	(4.00)	22.29	13.84	14,142	1.62	1.55	(0.89)	91
R4	25.28	(0.14)	2.74	2.60	—	(4.00)	(4.00)	23.88	14.20	14,261	1.32	1.25	(0.59)	91
R5	26.53	(0.07)	2.94	2.87	—	(4.00)	(4.00)	25.40	14.56	3,239	1.02	0.95	(0.29)	91
R6	27.02	(0.06)	3.01	2.95	—	(4.00)	(4.00)	25.97	14.60	206	0.90	0.90	(0.23)	91
Y	27.01	(0.06)	3.00	2.94	—	(4.00)	(4.00)	25.95	14.56	32,472	0.94	0.93	(0.26)	91
F	23.35	(0.05)	2.46	2.41	—	(4.00)	(4.00)	21.76	14.63	193,242	0.90	0.90	(0.23)	91
For the Year Ended October 31, 2018
A	$ 20.34	$ (0.20)	$ 2.06	$ 1.86	$ —	$ —	$ —	$ 22.20	9.20%	$ 283,912	1.34%	1.33%	(0.87)%	104%
C	14.87	(0.27)	1.51	1.24	—	—	—	16.11	8.34	11,729	2.12	2.10	(1.64)	104
I	21.27	(0.14)	2.15	2.01	—	—	—	23.28	9.45	28,540	1.07	1.05	(0.60)	104
R3	21.98	(0.27)	2.24	1.97	—	—	—	23.95	8.92	16,386	1.63	1.55	(1.09)	104
R4	23.14	(0.20)	2.34	2.14	—	—	—	25.28	9.25	15,295	1.32	1.25	(0.79)	104
R5	24.21	(0.14)	2.46	2.32	—	—	—	26.53	9.58	2,678	1.03	0.95	(0.51)	104
R6	24.64	(0.12)	2.50	2.38	—	—	—	27.02	9.66	144	0.91	0.90	(0.42)	104
Y	24.64	(0.12)	2.49	2.37	—	—	—	27.01	9.66	35,351	0.92	0.90	(0.44)	104
F	21.30	(0.11)	2.16	2.05	—	—	—	23.35	9.63	115,365	0.91	0.90	(0.45)	104
The accompanying notes are an integral part of these financial statements.
79

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2017
A	$ 15.74	$ (0.12)	$ 4.72	$ 4.60	$ —	$ —	$ —	$ 20.34	29.16%	$ 252,187	1.39%	1.37%	(0.64)%	109%
C	11.60	(0.19)	3.46	3.27	—	—	—	14.87	28.19	26,529	2.12	2.10	(1.40)	109
I	16.43	(0.10)	4.94	4.84	—	—	—	21.27	29.40	28,052	1.49	1.15	(0.51)	109
R3	17.05	(0.17)	5.10	4.93	—	—	—	21.98	28.91	23,932	1.63	1.55	(0.84)	109
R4	17.89	(0.11)	5.36	5.25	—	—	—	23.14	29.29	23,080	1.32	1.25	(0.53)	109
R5	18.67	(0.04)	5.58	5.54	—	—	—	24.21	29.67	3,263	1.06	0.95	(0.20)	109
R6	18.99	(0.09)	5.74	5.65	—	—	—	24.64	29.75	78	1.07	0.90	(0.38)	109
Y	18.99	(0.02)	5.67	5.65	—	—	—	24.64	29.70	33,040	0.94	0.90	(0.08)	109
F (7)	18.76	(0.05)	2.59	2.54	—	—	—	21.30	13.49 (4)	81,831	0.92 (5)	0.90 (5)	(0.38) (5)	109

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Includes interest expense representing less than 0.005%.
(7)	Commenced operations on February 28, 2017.
(8)	Amount is less than $0.01 per share.
(9)	Amount is less than 0.01%.
(10)	Commenced operations on February 28, 2019.
(11)	Commenced operations on February 28, 2018.
(12)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(13)	The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021 Annual Report to reflect a non-material change of $0.01 to these amounts.

The accompanying notes are an integral part of these financial statements.
80

Hartford Domestic Equity Funds
 Notes to Financial Statements
 April 30, 2022 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2022. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")
Hartford Core Equity Fund (the "Core Equity Fund")
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")
The Hartford Equity Income Fund (the "Equity Income Fund")
The Hartford Healthcare Fund (the "Healthcare Fund")
The Hartford MidCap Fund (the "MidCap Fund")
The Hartford MidCap Value Fund (the "MidCap Value Fund")
Hartford Small Cap Value Fund (the "Small Cap Value Fund")
The Hartford Small Company Fund (the "Small Company Fund")

The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")
Hartford Quality Value Fund (the "Quality Value Fund")
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. Each Fund, except the MidCap Value Fund, has registered for sale Class R6 shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
81

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the respective Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order
82

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund
83

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2022.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
84

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

During the six-month period ended April 30, 2022, the Capital Appreciation Fund had used futures contracts.
b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2022, the Healthcare Fund had used Foreign Currency Contracts.
c)	Additional Derivative Instrument Information:
Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ 5,817,240	$ —	$ 5,817,240
Total	$ —	$ —	$ —	$ 5,817,240	$ —	$ 5,817,240

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (15,581,894)	$ —	$ (15,581,894)
Total	$ —	$ —	$ —	$ (15,581,894)	$ —	$ (15,581,894)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ (12,418,293)	$ —	$ (12,418,293)
Total	$ —	$ —	$ —	$ (12,418,293)	$ —	$ (12,418,293)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	433
85

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Healthcare Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 1,041	$ —	$ —	$ —	$ 1,041
Total	$ —	$ 1,041	$ —	$ —	$ —	$ 1,041

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Net realized gain (loss) on foreign currency contracts	$ —	$ (16)	$ —	$ —	$ —	$ (16)
Total	$ —	$ (16)	$ —	$ —	$ —	$ (16)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$ —	$ (1,041)	$ —	$ —	$ —	$ (1,041)
Total	$ —	$ (1,041)	$ —	$ —	$ —	$ (1,041)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Sold at Contract Amount	$ 45,585
d)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2022:

Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (5,817,240)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(5,817,240)
Derivatives not subject to a MNA	—	5,817,240
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

86

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Healthcare Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (1,041)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(1,041)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ (1,041)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
State Street Global Markets LLC	$ (1,041)	$ —	$ —	$ —	$ (1,041)
Total	$ (1,041)	$ —	$ —	$ —	$ (1,041)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each
87

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2022. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
The Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Quality Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Small Company Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2021.
During the year ended October 31, 2021, Core Equity Fund utilized $46,847,127, MidCap Value Fund utilized $32,679,852, Quality Value Fund utilized $2,486,494, and Small Cap Value Fund utilized $5,504,390 of prior year capital loss carryforwards.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2022 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$ 5,920,485,765	$ 994,605,751	$ (466,890,547)	$ 527,715,204
Core Equity Fund	7,703,004,349	3,309,822,086	(188,111,585)	3,121,710,501
Dividend and Growth Fund	10,677,877,469	4,913,121,367	(170,853,668)	4,742,267,699
Equity Income Fund	3,487,513,704	1,358,186,272	(52,300,398)	1,305,885,874
Growth Opportunities Fund	5,960,195,047	434,268,785	(1,179,892,896)	(745,624,111)
Healthcare Fund	1,170,430,846	373,518,581	(160,449,563)	213,069,018
MidCap Fund	7,761,242,988	2,441,306,759	(967,105,750)	1,474,201,009
MidCap Value Fund	762,244,742	164,648,935	(24,670,928)	139,978,007
Quality Value Fund	195,880,916	51,199,592	(3,584,798)	47,614,794
Small Cap Growth Fund	527,830,724	153,524,185	(84,869,170)	68,655,015
Small Cap Value Fund	134,292,729	20,129,022	(10,505,956)	9,623,066
Small Company Fund	763,024,630	56,861,315	(108,014,399)	(51,153,084)
7.	Expenses:
a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2022; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
88

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Fund	Management Fee Rates
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Quality Value Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the
89

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2022, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), through February 28, 2023 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2022, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.04%	1.84%	0.78%	1.41%	1.10%	0.80%	0.69%	0.80%	0.69%
Core Equity Fund	0.69%	1.45%	0.45%	1.06%	0.73%	0.46%	0.36%	0.44%	0.36%
Dividend and Growth Fund	0.95%	1.73%	0.70%	1.32%	1.03%	0.72%	0.63%	0.67%	0.62%
Equity Income Fund	0.97%	1.75%	0.73%	1.36%	1.05%	0.76%	0.65%	0.73%	0.64%
Growth Opportunities Fund	1.07%	1.86%	0.85%	1.45%	1.15%	0.85%	0.74%	0.84%	0.74%
Healthcare Fund	1.25%	2.03%	1.01%	1.61%	1.31%	1.01%	0.89%	1.00%	0.89%
MidCap Fund	1.09%	1.86%	0.86%	1.45%	1.14%	0.86%	0.74%	0.78%	0.74%
MidCap Value Fund	1.15%	1.94%	0.83%	1.48%	1.18%	0.88%	N/A	0.87%	0.76%
Quality Value Fund	0.94%	1.71%	0.63%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Growth Fund	1.21%	1.96%	0.88%	1.50%	1.21%	0.90%	0.79%	0.85%	0.79%
Small Cap Value Fund	1.25%	2.05%	0.96%	1.41%	1.15%	0.86%	0.80%	0.85%	0.80%
Small Company Fund	1.24%	2.09%	0.98%	1.58%	1.28%	0.98%	0.86%	0.93%	0.86%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2022, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$ 806,324	$ 5,305
Core Equity Fund	1,280,628	16,079
Dividend and Growth Fund	2,370,082	35,531
Equity Income Fund	720,731	2,479
Growth Opportunities Fund	1,109,683	11,802
Healthcare Fund	277,381	3,144
MidCap Fund	826,210	9,169
MidCap Value Fund	262,080	1,801
Quality Value Fund	54,133	506
Small Cap Growth Fund	33,692	192
Small Cap Value Fund	33,158	465
Small Company Fund	215,775	1,387
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net
90

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2022, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$ 3,191
Core Equity Fund	5,443
Dividend and Growth Fund	6,900
Equity Income Fund	2,224
Growth Opportunities Fund	2,848
Healthcare Fund	674
MidCap Fund	5,358
MidCap Value Fund	402
Quality Value Fund	107
Small Cap Growth Fund	310
Small Cap Value Fund	71
Small Company Fund	357
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
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Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Effective March 1, 2022, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below through February 28, 2023, unless the Board of Directors approves its earlier termination.
Fund	Class I	Class Y
Dividend and Growth Fund	N/A	0.06%
MidCap Fund	0.12%	0.06%
Small Cap Growth Fund	N/A	0.07%
From November 1, 2021 through February 28, 2022, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I	Class Y
Core Equity Fund	N/A	0.08%
Dividend and Growth Fund	N/A	0.04%
MidCap Fund	0.12%	0.04%
Small Cap Growth Fund	N/A	0.06%
Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2022, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.10%	0.15%	0.09%	0.22%	0.17%	0.11%	0.00% *	0.11%	0.00%*
Core Equity Fund	0.09%	0.09%	0.10%	0.21%	0.16%	0.11%	0.00% *	0.09%	0.00%*
Dividend and Growth Fund	0.08%	0.11%	0.08%	0.20%	0.16%	0.10%	0.00% *	0.05%	0.00%*
Equity Income Fund	0.08%	0.11%	0.09%	0.22%	0.16%	0.12%	0.00% *	0.09%	0.00%*
Growth Opportunities Fund	0.09%	0.12%	0.11%	0.22%	0.17%	0.12%	0.00% *	0.11%	0.00%*
Healthcare Fund	0.12%	0.14%	0.11%	0.22%	0.17%	0.12%	0.00% *	0.11%	0.00%*
MidCap Fund	0.10%	0.12%	0.12%	0.22%	0.17%	0.12%	0.00% *	0.05%	0.00%*
MidCap Value Fund	0.14%	0.18%	0.08%	0.22%	0.17%	0.12%	N/A	0.11%	0.00%*
Quality Value Fund	0.14%	0.23%	0.08%	0.22%	0.16%	0.12%	0.00% *	0.08%	0.00%*
Small Cap Growth Fund	0.18%	0.18%	0.10%	0.22%	0.17%	0.12%	0.00% *	0.06%	0.00%*
Small Cap Value Fund	0.18%	0.25%	0.13%	0.21%	0.07%	0.03%	0.00% *	0.09%	0.00%*
Small Company Fund	0.14%	0.23%	0.12%	0.22%	0.17%	0.12%	0.00% *	0.07%	0.00%*

*	Amount rounds to 0.00%.
8.	Securities Lending:
Each Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
92

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan; the collateral posted by the borrower; and the net amount, if any, due from the borrower in the event of default as of April 30, 2022.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Collateral Posted by Borrower(1)	Net Amount(2)
Capital Appreciation Fund	$ 19,210,739	$ (19,210,739)	$ —
Core Equity Fund	—	—	—
Dividend and Growth Fund	—	—	—
Equity Income Fund	320,040	(320,040)	—
Growth Opportunities Fund	9,203,673	(9,203,673)	—
Healthcare Fund	5,225,175	(5,225,175) (3)	—
MidCap Fund	92,456,805	(92,456,805) (3)	—
MidCap Value Fund	—	—	—
Quality Value Fund	—	—	—
Small Cap Growth Fund	2,296,260	(2,296,260)	—
Small Cap Value Fund	—	—	—
Small Company Fund	12,949,933	(12,949,933) (3)	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned. Collateral received in excess or in deficit of the market value is not presented in this table.
(2)	Net amount represents the net amount receivable due from the borrower in the event of default.
(3)	Includes non-cash collateral of $1,914,477, $3,492,016 and $1,811,608 for Healthcare Fund, MidCap Fund and Small Company Fund respectively.
9.	Secured Borrowings:
The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.
Certain Transfers Accounted For As Secured Borrowings
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Capital Appreciation Fund
Securities Lending Transactions(1)
Common Stocks	$ 18,330,361	$ —	$ —	$ —	$ 18,330,361
Exchange-Traded Funds	2,316,489	—	—	—	2,316,489
Total Borrowings	$ 20,646,850	$ —	$ —	$ —	$ 20,646,850
Gross amount of recognized liabilities for securities lending transactions					$ 20,646,850
Equity Income Fund
Securities Lending Transactions(1)
Common Stocks	$ 328,500	$ —	$ —	$ —	$ 328,500
Total Borrowings	$ 328,500	$ —	$ —	$ —	$ 328,500
Gross amount of recognized liabilities for securities lending transactions					$ 328,500
Growth Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$ 11,160,022	$ —	$ —	$ —	$ 11,160,022
Total Borrowings	$ 11,160,022	$ —	$ —	$ —	$ 11,160,022
Gross amount of recognized liabilities for securities lending transactions					$ 11,160,022
93

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Healthcare Fund
Securities Lending Transactions(1)
Common Stocks	$ 3,713,169	$ —	$ —	$ —	$ 3,713,169
Total Borrowings	$ 3,713,169	$ —	$ —	$ —	$ 3,713,169
Gross amount of recognized liabilities for securities lending transactions					$ 3,713,169
MidCap Fund
Securities Lending Transactions(1)
Common Stocks	$ 99,430,404	$ —	$ —	$ —	$ 99,430,404
Total Borrowings	$ 99,430,404	$ —	$ —	$ —	$ 99,430,404
Gross amount of recognized liabilities for securities lending transactions					$ 99,430,404
Small Cap Growth Fund
Securities Lending Transactions(1)
Common Stocks	$ 2,798,208	$ —	$ —	$ —	$ 2,798,208
Total Borrowings	$ 2,798,208	$ —	$ —	$ —	$ 2,798,208
Gross amount of recognized liabilities for securities lending transactions					$ 2,798,208
Small Company Fund
Securities Lending Transactions(1)
Common Stocks	$ 226,587	$ —	$ —	$ —	$ 226,587
Exchange-Traded Funds	11,834,229	—	—	—	11,834,229
Total Borrowings	$ 12,060,816	$ —	$ —	$ —	$ 12,060,816
Gross amount of recognized liabilities for securities lending transactions					$ 12,060,816

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.
10.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six-month period ended April 30, 2022, the MidCap Fund and Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below:
A summary of affiliate fund transactions for period ended April 30, 2022 follows:

Affiliated Investments	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gains Distribution
MidCap Fund
CommScope Holding Co., Inc.*	$ 109,463,815	$ 16,372,505	$ 20,588,461	$ (10,223,093)	$ —	$ (38,615,449)	$ 56,409,317	9,354,779	$ —	$ —
Reata Pharmaceuticals, Inc. Class A	111,480,283	19,138,827	270,446	(238,629)	—	(89,924,231)	40,185,804	1,583,365	—	—
Total	$ 220,944,098	$ 35,511,332	$ 20,858,907	$ (10,461,722)	$ —	$ (128,539,680)	$ 96,595,121	10,938,144	$ —	$ —
Small Company Fund
Allstar Co.(1)	$ —	$ —	$ —	$ —	$ —	$ —	$ —	3,136,600	$ —	$ —

*	Not an affiliate as of April 30, 2022.
(1)	Allstar Co. is a Delaware limited liability company that was created for the purpose of investing in Academy Sports & Outdoors, Inc. As a result of the Fund's holdings in Allstar Co., the Fund previously had indirect exposure to Academy Sports & Outdoors, Inc.; however, the Fund does not have direct or indirect exposure to 5% or more of the outstanding voting securities of Academy Sports & Outdoors, Inc.
94

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

11.	Affiliate Holdings:
As of April 30, 2022, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Cap Value Fund	—	—	—	—	—	1%	—	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Cap Value Fund	—	—	—	—	—	0%*	—	—	—

*	Percentage rounds to zero.
As of April 30, 2022, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	5%
Equity Income Fund	4%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	4%
Small Cap Value Fund	22%
Small Company Fund	6%

*	As of April 30, 2022, affiliated funds of funds and the 529 plan were invested in Class F shares.
12.	Investment Transactions:
For the six-month period ended April 30, 2022, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$ 4,073,758,117	$ 4,384,365,481	$ 4,073,758,117	$ 4,384,365,481
Core Equity Fund	1,422,641,841	1,767,653,365	1,422,641,841	1,767,653,365
Dividend and Growth Fund	2,506,531,420	1,340,093,117	2,506,531,420	1,340,093,117
Equity Income Fund	682,696,822	825,097,777	682,696,822	825,097,777
Growth Opportunities Fund	3,584,703,572	4,132,116,977	3,584,703,572	4,132,116,977
Healthcare Fund	334,005,116	444,352,436	334,005,116	444,352,436
MidCap Fund	2,228,916,498	4,661,774,807	2,228,916,498	4,661,774,807
MidCap Value Fund	331,616,975	329,205,243	331,616,975	329,205,243
Quality Value Fund	45,634,605	31,230,702	45,634,605	31,230,702
Small Cap Growth Fund	128,781,306	208,859,267	128,781,306	208,859,267
Small Cap Value Fund	53,564,208	74,029,496	53,564,208	74,029,496
Small Company Fund	327,158,425	396,167,181	327,158,425	396,167,181
95

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

13.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2022 and the year ended October 31, 2021:

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	1,809,016	$ 74,820,343	3,367,409	$ 153,139,085
Shares Issued for Reinvested Dividends	18,530,281	773,952,116	5,909,766	249,118,669
Shares Redeemed	(8,115,940)	(336,789,934)	(13,459,956)	(610,878,988)
Net Increase (Decrease)	12,223,357	511,982,525	(4,182,781)	(208,621,234)
Class C
Shares Sold	211,414	$ 5,740,818	420,030	$ 13,300,659
Shares Issued for Reinvested Dividends	1,058,069	28,641,921	423,362	12,493,414
Shares Redeemed	(1,068,040)	(28,558,461)	(2,943,150)	(94,205,765)
Net Increase (Decrease)	201,443	5,824,278	(2,099,758)	(68,411,692)
Class I
Shares Sold	945,941	$ 39,920,377	1,763,794	$ 80,348,270
Shares Issued for Reinvested Dividends	2,140,816	90,255,338	692,879	29,440,161
Shares Redeemed	(1,772,070)	(73,973,349)	(2,913,758)	(132,549,967)
Net Increase (Decrease)	1,314,687	56,202,366	(457,085)	(22,761,536)
Class R3
Shares Sold	30,494	$ 1,408,534	81,697	$ 4,139,188
Shares Issued for Reinvested Dividends	114,302	5,487,633	40,201	1,911,571
Shares Redeemed	(107,742)	(5,100,893)	(289,780)	(14,863,615)
Net Increase (Decrease)	37,054	1,795,274	(167,882)	(8,812,856)
Class R4
Shares Sold	44,754	$ 2,220,259	75,708	$ 4,029,701
Shares Issued for Reinvested Dividends	85,515	4,313,361	28,656	1,422,120
Shares Redeemed	(88,329)	(4,274,781)	(195,566)	(10,231,712)
Net Increase (Decrease)	41,940	2,258,839	(91,202)	(4,779,891)
Class R5
Shares Sold	24,082	$ 1,221,611	38,655	$ 2,086,665
Shares Issued for Reinvested Dividends	80,863	4,194,444	31,983	1,626,764
Shares Redeemed	(64,777)	(3,394,831)	(196,018)	(10,767,188)
Net Increase (Decrease)	40,168	2,021,224	(125,380)	(7,053,759)
Class R6
Shares Sold	325,738	$ 18,640,176	101,705	$ 5,729,396
Shares Issued for Reinvested Dividends	81,637	4,271,968	11,975	613,867
Shares Redeemed	(54,298)	(2,704,624)	(60,680)	(3,346,501)
Net Increase (Decrease)	353,077	20,207,520	53,000	2,996,762
Class Y
Shares Sold	60,554	$ 3,172,906	418,089	$ 23,154,624
Shares Issued for Reinvested Dividends	274,840	14,360,979	97,100	4,973,187
Shares Redeemed	(241,684)	(12,132,095)	(683,536)	(37,544,012)
Net Increase (Decrease)	93,710	5,401,790	(168,347)	(9,416,201)
Class F
Shares Sold	807,481	$ 33,846,132	1,156,081	$ 52,681,033
Shares Issued for Reinvested Dividends	3,014,822	127,144,725	996,586	42,357,183
Shares Redeemed	(1,317,587)	(55,543,915)	(2,759,017)	(125,550,739)
Net Increase (Decrease)	2,504,716	105,446,942	(606,350)	(30,512,523)
Total Net Increase (Decrease)	16,810,152	$ 711,140,758	(7,845,785)	$ (357,372,930)
Core Equity Fund
Class A
Shares Sold	3,629,351	$ 171,551,587	8,048,194	$ 349,552,465
Shares Issued for Reinvested Dividends	1,003,254	49,317,221	170,767	6,957,062
Shares Redeemed	(2,700,326)	(126,265,584)	(5,854,509)	(256,534,349)
Net Increase (Decrease)	1,932,279	94,603,224	2,364,452	99,975,178
96

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C
Shares Sold	818,223	$ 34,918,092	2,433,951	$ 95,569,941
Shares Issued for Reinvested Dividends	349,431	15,420,372	—	—
Shares Redeemed	(1,424,945)	(60,169,034)	(2,963,058)	(117,542,554)
Net Increase (Decrease)	(257,291)	(9,830,570)	(529,107)	(21,972,613)
Class I
Shares Sold	13,838,237	$ 653,351,691	38,606,478	$ 1,683,147,371
Shares Issued for Reinvested Dividends	2,850,367	140,716,905	587,802	23,982,316
Shares Redeemed	(16,824,875)	(785,161,156)	(25,621,499)	(1,138,977,250)
Net Increase (Decrease)	(136,271)	8,907,440	13,572,781	568,152,437
Class R3
Shares Sold	220,097	$ 10,707,150	430,551	$ 19,338,433
Shares Issued for Reinvested Dividends	37,639	1,871,543	3,454	143,013
Shares Redeemed	(196,108)	(9,402,204)	(280,505)	(12,331,610)
Net Increase (Decrease)	61,628	3,176,489	153,500	7,149,836
Class R4
Shares Sold	293,600	$ 14,205,752	1,346,774	$ 61,759,473
Shares Issued for Reinvested Dividends	132,063	6,705,623	22,870	962,136
Shares Redeemed	(894,335)	(43,393,473)	(1,230,844)	(56,219,106)
Net Increase (Decrease)	(468,672)	(22,482,098)	138,800	6,502,503
Class R5
Shares Sold	402,212	$ 18,355,817	719,073	$ 31,981,033
Shares Issued for Reinvested Dividends	118,899	5,918,731	30,689	1,262,537
Shares Redeemed	(749,290)	(34,741,331)	(1,428,140)	(63,174,300)
Net Increase (Decrease)	(228,179)	(10,466,783)	(678,378)	(29,930,730)
Class R6
Shares Sold	4,483,383	$ 210,821,548	5,638,764	$ 249,691,246
Shares Issued for Reinvested Dividends	647,642	32,411,972	161,700	6,679,826
Shares Redeemed	(2,273,030)	(108,173,950)	(5,359,583)	(240,460,323)
Net Increase (Decrease)	2,857,995	135,059,570	440,881	15,910,749
Class Y
Shares Sold	1,392,321	$ 66,943,987	4,083,890	$ 178,723,495
Shares Issued for Reinvested Dividends	561,625	28,081,045	139,865	5,777,841
Shares Redeemed	(3,995,269)	(189,345,071)	(4,487,602)	(204,115,939)
Net Increase (Decrease)	(2,041,323)	(94,320,039)	(263,847)	(19,614,603)
Class F
Shares Sold	7,935,905	$ 376,006,976	20,968,799	$ 922,349,213
Shares Issued for Reinvested Dividends	2,148,216	106,209,029	532,223	21,725,333
Shares Redeemed	(11,637,548)	(544,821,183)	(18,994,470)	(837,983,756)
Net Increase (Decrease)	(1,553,427)	(62,605,178)	2,506,552	106,090,790
Total Net Increase (Decrease)	166,739	$ 42,042,055	17,705,634	$ 732,263,547
Dividend and Growth Fund
Class A
Shares Sold	7,581,410	$ 253,086,932	11,151,010	$ 344,976,720
Shares Issued for Reinvested Dividends	7,342,061	245,246,402	4,336,771	122,673,579
Shares Redeemed	(7,822,080)	(262,413,056)	(17,131,999)	(519,287,515)
Net Increase (Decrease)	7,101,391	235,920,278	(1,644,218)	(51,637,216)
Class C
Shares Sold	1,548,052	$ 49,648,488	1,419,508	$ 42,204,089
Shares Issued for Reinvested Dividends	268,337	8,563,121	145,715	3,852,604
Shares Redeemed	(756,880)	(24,212,488)	(2,354,366)	(69,029,852)
Net Increase (Decrease)	1,059,509	33,999,121	(789,143)	(22,973,159)
Class I
Shares Sold	37,630,032	$ 1,250,835,548	36,793,322	$ 1,137,090,014
Shares Issued for Reinvested Dividends	5,168,222	171,760,220	2,425,264	69,068,594
Shares Redeemed	(17,655,027)	(586,642,039)	(15,783,459)	(477,606,650)
Net Increase (Decrease)	25,143,227	835,953,729	23,435,127	728,551,958
97

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	176,842	$ 6,028,930	324,177	$ 10,228,653
Shares Issued for Reinvested Dividends	96,207	3,263,737	59,719	1,695,081
Shares Redeemed	(350,525)	(11,895,025)	(687,387)	(21,558,216)
Net Increase (Decrease)	(77,476)	(2,602,358)	(303,491)	(9,634,482)
Class R4
Shares Sold	453,361	$ 15,752,226	676,475	$ 21,736,412
Shares Issued for Reinvested Dividends	127,834	4,379,221	75,716	2,188,661
Shares Redeemed	(589,205)	(20,350,806)	(1,035,619)	(31,590,923)
Net Increase (Decrease)	(8,010)	(219,359)	(283,428)	(7,665,850)
Class R5
Shares Sold	1,720,946	$ 59,439,179	2,526,093	$ 79,438,301
Shares Issued for Reinvested Dividends	186,456	6,424,949	96,696	2,843,393
Shares Redeemed	(1,480,865)	(50,996,348)	(2,227,663)	(69,728,112)
Net Increase (Decrease)	426,537	14,867,780	395,126	12,553,582
Class R6
Shares Sold	4,475,903	$ 154,563,251	7,406,904	$ 227,713,097
Shares Issued for Reinvested Dividends	724,296	24,975,447	297,938	8,855,913
Shares Redeemed	(1,761,230)	(60,687,206)	(2,250,013)	(70,681,330)
Net Increase (Decrease)	3,438,969	118,851,492	5,454,829	165,887,680
Class Y
Shares Sold	5,105,128	$ 175,688,764	20,130,737	$ 637,738,953
Shares Issued for Reinvested Dividends	1,418,711	48,902,258	944,058	27,654,509
Shares Redeemed	(5,410,218)	(188,924,081)	(24,259,929)	(783,606,689)
Net Increase (Decrease)	1,113,621	35,666,941	(3,185,134)	(118,213,227)
Class F
Shares Sold	30,941,368	$ 1,028,559,686	49,096,886	$ 1,528,459,592
Shares Issued for Reinvested Dividends	7,563,790	251,155,263	4,082,716	115,917,711
Shares Redeemed	(14,799,100)	(492,579,933)	(27,500,734)	(840,425,971)
Net Increase (Decrease)	23,706,058	787,135,016	25,678,868	803,951,332
Total Net Increase (Decrease)	61,903,826	$ 2,059,572,640	48,758,536	$ 1,500,820,618
Equity Income Fund
Class A
Shares Sold	4,156,602	$ 94,647,236	8,289,761	$ 180,610,904
Shares Issued for Reinvested Dividends	6,421,213	143,941,976	1,960,721	40,766,669
Shares Redeemed	(4,775,749)	(109,026,884)	(9,871,460)	(212,979,569)
Net Increase (Decrease)	5,802,066	129,562,328	379,022	8,398,004
Class C
Shares Sold	530,028	$ 12,065,497	649,197	$ 14,115,367
Shares Issued for Reinvested Dividends	520,622	11,576,030	180,050	3,621,924
Shares Redeemed	(1,422,740)	(32,258,527)	(4,975,576)	(107,730,675)
Net Increase (Decrease)	(372,090)	(8,617,000)	(4,146,329)	(89,993,384)
Class I
Shares Sold	8,751,088	$ 198,027,686	13,408,859	$ 286,986,093
Shares Issued for Reinvested Dividends	4,686,815	104,350,208	1,520,952	31,538,766
Shares Redeemed	(6,656,858)	(150,472,181)	(13,573,736)	(290,903,554)
Net Increase (Decrease)	6,781,045	151,905,713	1,356,075	27,621,305
Class R3
Shares Sold	112,623	$ 2,589,681	178,866	$ 3,905,700
Shares Issued for Reinvested Dividends	113,774	2,551,701	37,851	778,951
Shares Redeemed	(283,220)	(6,470,992)	(622,158)	(13,765,852)
Net Increase (Decrease)	(56,823)	(1,329,610)	(405,441)	(9,081,201)
Class R4
Shares Sold	195,071	$ 4,450,287	409,910	$ 8,975,208
Shares Issued for Reinvested Dividends	123,436	2,776,233	41,162	854,303
Shares Redeemed	(467,628)	(10,836,533)	(714,299)	(15,093,697)
Net Increase (Decrease)	(149,121)	(3,610,013)	(263,227)	(5,264,186)
98

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	379,001	$ 8,732,190	1,641,838	$ 34,220,609
Shares Issued for Reinvested Dividends	254,446	5,760,997	92,807	1,954,636
Shares Redeemed	(667,724)	(15,394,613)	(1,549,727)	(34,015,363)
Net Increase (Decrease)	(34,277)	(901,426)	184,918	2,159,882
Class R6
Shares Sold	833,327	$ 19,245,218	1,024,580	$ 22,209,707
Shares Issued for Reinvested Dividends	258,726	5,878,475	84,605	1,790,192
Shares Redeemed	(552,218)	(12,706,618)	(848,471)	(18,624,173)
Net Increase (Decrease)	539,835	12,417,075	260,714	5,375,726
Class Y
Shares Sold	671,229	$ 15,547,224	1,290,931	$ 27,947,876
Shares Issued for Reinvested Dividends	344,922	7,838,315	115,344	2,434,785
Shares Redeemed	(758,813)	(17,672,977)	(1,008,753)	(22,141,456)
Net Increase (Decrease)	257,338	5,712,562	397,522	8,241,205
Class F
Shares Sold	4,307,047	$ 97,611,576	8,946,727	$ 192,753,571
Shares Issued for Reinvested Dividends	4,138,889	92,150,862	1,449,703	30,022,805
Shares Redeemed	(7,112,536)	(161,743,130)	(13,229,490)	(284,172,877)
Net Increase (Decrease)	1,333,400	28,019,308	(2,833,060)	(61,396,501)
Total Net Increase (Decrease)	14,101,373	$ 313,158,937	(5,069,806)	$ (113,939,150)
Growth Opportunities Fund
Class A
Shares Sold	2,536,459	$ 113,895,501	5,209,175	$ 302,551,393
Shares Issued for Reinvested Dividends	14,227,375	671,816,665	7,642,117	408,394,711
Shares Redeemed	(6,135,334)	(272,132,927)	(7,857,838)	(457,256,332)
Net Increase (Decrease)	10,628,500	513,579,239	4,993,454	253,689,772
Class C
Shares Sold	1,613,454	$ 19,244,660	1,814,685	$ 42,859,385
Shares Issued for Reinvested Dividends	11,422,799	136,730,901	4,008,428	87,303,560
Shares Redeemed	(5,721,551)	(69,939,139)	(5,222,282)	(124,561,047)
Net Increase (Decrease)	7,314,702	86,036,422	600,831	5,601,898
Class I
Shares Sold	4,164,240	$ 203,223,576	6,786,614	$ 423,546,619
Shares Issued for Reinvested Dividends	5,786,925	301,903,898	3,207,164	185,309,937
Shares Redeemed	(7,842,496)	(384,000,056)	(7,861,192)	(491,248,063)
Net Increase (Decrease)	2,108,669	121,127,418	2,132,586	117,608,493
Class R3
Shares Sold	132,003	$ 5,616,821	217,459	$ 12,458,353
Shares Issued for Reinvested Dividends	215,984	10,077,826	133,397	7,088,738
Shares Redeemed	(131,465)	(5,731,764)	(388,784)	(22,241,704)
Net Increase (Decrease)	216,522	9,962,883	(37,928)	(2,694,613)
Class R4
Shares Sold	98,451	$ 4,643,095	260,470	$ 16,275,076
Shares Issued for Reinvested Dividends	236,765	12,382,831	149,374	8,675,642
Shares Redeemed	(168,810)	(8,266,667)	(483,285)	(30,586,387)
Net Increase (Decrease)	166,406	8,759,259	(73,441)	(5,635,669)
Class R5
Shares Sold	28,704	$ 1,527,256	88,508	$ 5,974,431
Shares Issued for Reinvested Dividends	68,446	3,927,412	44,659	2,790,306
Shares Redeemed	(52,417)	(2,796,778)	(159,100)	(10,438,793)
Net Increase (Decrease)	44,733	2,657,890	(25,933)	(1,674,056)
Class R6
Shares Sold	118,842	$ 6,939,129	490,627	$ 33,816,735
Shares Issued for Reinvested Dividends	182,244	10,770,646	77,962	4,986,464
Shares Redeemed	(140,018)	(8,096,483)	(230,683)	(16,066,034)
Net Increase (Decrease)	161,068	9,613,292	337,906	22,737,165
99

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	970,232	$ 51,666,920	2,179,222	$ 149,741,177
Shares Issued for Reinvested Dividends	1,525,929	89,968,761	841,194	53,752,317
Shares Redeemed	(1,038,128)	(56,715,202)	(2,205,530)	(152,562,447)
Net Increase (Decrease)	1,458,033	84,920,479	814,886	50,931,047
Class F
Shares Sold	2,340,290	$ 114,993,705	6,728,193	$ 425,460,841
Shares Issued for Reinvested Dividends	4,010,962	210,816,144	1,886,638	109,557,047
Shares Redeemed	(3,214,713)	(157,103,734)	(4,459,130)	(280,955,262)
Net Increase (Decrease)	3,136,539	168,706,115	4,155,701	254,062,626
Total Net Increase (Decrease)	25,235,172	$ 1,005,362,997	12,898,062	$ 694,626,663
Healthcare Fund
Class A
Shares Sold	670,659	$ 25,625,037	1,918,507	$ 82,032,094
Shares Issued for Reinvested Dividends	2,140,947	82,554,933	2,232,980	90,190,081
Shares Redeemed	(1,455,870)	(55,662,109)	(2,567,935)	(109,917,953)
Net Increase (Decrease)	1,355,736	52,517,861	1,583,552	62,304,222
Class C
Shares Sold	133,055	$ 3,739,599	368,990	$ 11,716,851
Shares Issued for Reinvested Dividends	637,952	17,422,458	743,990	22,349,458
Shares Redeemed	(707,772)	(19,129,182)	(1,445,763)	(46,040,790)
Net Increase (Decrease)	63,235	2,032,875	(332,783)	(11,974,481)
Class I
Shares Sold	868,490	$ 35,777,309	2,309,673	$ 105,781,014
Shares Issued for Reinvested Dividends	894,258	37,379,994	924,714	40,077,121
Shares Redeemed	(2,093,701)	(86,319,484)	(2,209,353)	(101,145,679)
Net Increase (Decrease)	(330,953)	(13,162,181)	1,025,034	44,712,456
Class R3
Shares Sold	67,130	$ 2,618,285	151,226	$ 6,683,795
Shares Issued for Reinvested Dividends	76,658	3,032,585	90,203	3,742,540
Shares Redeemed	(138,363)	(5,424,030)	(270,146)	(11,931,278)
Net Increase (Decrease)	5,425	226,840	(28,717)	(1,504,943)
Class R4
Shares Sold	57,662	$ 2,451,713	134,157	$ 6,296,937
Shares Issued for Reinvested Dividends	45,986	1,974,634	58,738	2,616,195
Shares Redeemed	(107,416)	(4,543,451)	(229,273)	(10,763,007)
Net Increase (Decrease)	(3,768)	(117,104)	(36,378)	(1,849,875)
Class R5
Shares Sold	24,369	$ 1,088,855	79,162	$ 3,961,571
Shares Issued for Reinvested Dividends	22,562	1,042,154	25,326	1,201,964
Shares Redeemed	(46,317)	(2,140,842)	(89,603)	(4,495,885)
Net Increase (Decrease)	614	(9,833)	14,885	667,650
Class R6
Shares Sold	25,595	$ 1,203,120	55,913	$ 2,913,413
Shares Issued for Reinvested Dividends	10,556	497,706	9,082	438,736
Shares Redeemed	(17,931)	(823,867)	(32,048)	(1,696,505)
Net Increase (Decrease)	18,220	876,959	32,947	1,655,644
Class Y
Shares Sold	133,914	$ 6,242,109	450,272	$ 22,884,351
Shares Issued for Reinvested Dividends	211,002	9,927,628	219,387	10,587,619
Shares Redeemed	(200,555)	(9,515,013)	(397,553)	(20,324,517)
Net Increase (Decrease)	144,361	6,654,724	272,106	13,147,453
Class F
Shares Sold	72,271	$ 3,081,507	262,096	$ 12,136,397
Shares Issued for Reinvested Dividends	99,102	4,167,247	89,913	3,913,893
Shares Redeemed	(131,793)	(5,492,129)	(183,888)	(8,417,394)
Net Increase (Decrease)	39,580	1,756,625	168,121	7,632,896
Total Net Increase (Decrease)	1,292,450	$ 50,776,766	2,698,767	$ 114,791,022
100

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
MidCap Fund
Class A
Shares Sold	2,361,007	$ 73,373,969	5,765,546	$ 206,608,439
Shares Issued for Reinvested Dividends	12,324,154	396,196,637	10,539,072	343,679,112
Shares Redeemed	(7,900,070)	(245,521,439)	(12,122,834)	(430,915,073)
Net Increase (Decrease)	6,785,091	224,049,167	4,181,784	119,372,478
Class C
Shares Sold	426,159	$ 7,691,007	997,903	$ 22,218,396
Shares Issued for Reinvested Dividends	3,704,019	67,653,820	3,497,780	71,039,908
Shares Redeemed	(3,377,477)	(60,132,148)	(6,508,579)	(145,602,161)
Net Increase (Decrease)	752,701	15,212,679	(2,012,896)	(52,343,857)
Class I
Shares Sold	9,502,115	$ 311,778,452	18,766,871	$ 702,875,370
Shares Issued for Reinvested Dividends	13,008,563	440,965,066	13,770,100	469,422,719
Shares Redeemed	(48,545,006)	(1,514,884,017)	(51,765,006)	(1,948,483,150)
Net Increase (Decrease)	(26,034,328)	(762,140,499)	(19,228,035)	(776,185,061)
Class R3
Shares Sold	141,259	$ 4,935,504	328,898	$ 13,349,542
Shares Issued for Reinvested Dividends	262,492	9,696,451	278,856	10,337,182
Shares Redeemed	(421,624)	(15,154,191)	(897,014)	(36,300,678)
Net Increase (Decrease)	(17,873)	(522,236)	(289,260)	(12,613,954)
Class R4
Shares Sold	211,929	$ 8,068,500	616,644	$ 26,335,205
Shares Issued for Reinvested Dividends	422,793	16,696,845	530,397	20,812,764
Shares Redeemed	(1,293,164)	(48,926,954)	(2,562,147)	(109,758,970)
Net Increase (Decrease)	(658,442)	(24,161,609)	(1,415,106)	(62,611,001)
Class R5
Shares Sold	438,747	$ 17,601,251	1,925,411	$ 85,163,229
Shares Issued for Reinvested Dividends	578,517	24,023,911	805,971	32,980,317
Shares Redeemed	(3,694,327)	(148,886,988)	(5,761,404)	(259,286,863)
Net Increase (Decrease)	(2,677,063)	(107,261,826)	(3,030,022)	(141,143,317)
Class R6
Shares Sold	1,908,397	$ 77,806,842	7,264,767	$ 326,578,751
Shares Issued for Reinvested Dividends	3,286,733	138,940,388	3,932,733	163,365,732
Shares Redeemed	(13,784,446)	(560,488,492)	(22,294,027)	(1,010,767,875)
Net Increase (Decrease)	(8,589,316)	(343,741,262)	(11,096,527)	(520,823,392)
Class Y
Shares Sold	2,088,747	$ 85,447,414	4,103,182	$ 185,837,048
Shares Issued for Reinvested Dividends	1,893,699	79,823,910	2,564,133	106,283,299
Shares Redeemed	(6,252,421)	(254,012,420)	(16,202,137)	(733,248,509)
Net Increase (Decrease)	(2,269,975)	(88,741,096)	(9,534,822)	(441,128,162)
Class F
Shares Sold	6,027,145	$ 197,474,823	11,833,195	$ 445,587,914
Shares Issued for Reinvested Dividends	8,831,655	301,449,778	7,742,034	265,242,076
Shares Redeemed	(10,315,009)	(338,053,147)	(20,970,331)	(786,132,834)
Net Increase (Decrease)	4,543,791	160,871,454	(1,395,102)	(75,302,844)
Total Net Increase (Decrease)	(28,165,414)	$ (926,435,228)	(43,819,986)	$ (1,962,779,110)
MidCap Value Fund
Class A
Shares Sold	1,545,416	$ 27,166,761	2,474,862	$ 41,495,746
Shares Issued for Reinvested Dividends	1,489,117	25,795,951	56,642	831,510
Shares Redeemed	(1,229,069)	(21,738,933)	(2,543,440)	(41,457,915)
Net Increase (Decrease)	1,805,464	31,223,779	(11,936)	869,341
Class C
Shares Sold	60,254	$ 816,950	43,557	$ 579,493
Shares Issued for Reinvested Dividends	59,365	792,527	—	—
Shares Redeemed	(116,385)	(1,579,185)	(405,320)	(5,295,304)
Net Increase (Decrease)	3,234	30,292	(361,763)	(4,715,811)
101

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares Sold	306,728	$ 5,463,454	328,086	$ 5,572,562
Shares Issued for Reinvested Dividends	107,582	1,891,181	7,619	112,984
Shares Redeemed	(92,069)	(1,638,164)	(553,865)	(8,619,992)
Net Increase (Decrease)	322,241	5,716,471	(218,160)	(2,934,446)
Class R3
Shares Sold	31,110	$ 574,569	66,910	$ 1,193,206
Shares Issued for Reinvested Dividends	25,748	473,508	—	—
Shares Redeemed	(67,107)	(1,255,344)	(115,157)	(2,047,635)
Net Increase (Decrease)	(10,249)	(207,267)	(48,247)	(854,429)
Class R4
Shares Sold	38,742	$ 742,392	71,792	$ 1,296,064
Shares Issued for Reinvested Dividends	32,127	606,242	1,122	17,850
Shares Redeemed	(77,837)	(1,494,249)	(208,564)	(3,543,019)
Net Increase (Decrease)	(6,968)	(145,615)	(135,650)	(2,229,105)
Class R5
Shares Sold	5,069	$ 96,168	7,217	$ 128,610
Shares Issued for Reinvested Dividends	7,462	143,466	586	9,446
Shares Redeemed	(15,319)	(292,147)	(6,437)	(116,999)
Net Increase (Decrease)	(2,788)	(52,513)	1,366	21,057
Class Y
Shares Sold	115,125	$ 2,238,981	473,420	$ 8,111,667
Shares Issued for Reinvested Dividends	52,960	1,020,918	5,606	90,649
Shares Redeemed	(89,528)	(1,744,675)	(457,356)	(8,763,398)
Net Increase (Decrease)	78,557	1,515,224	21,670	(561,082)
Class F
Shares Sold	3,019,067	$ 53,862,213	5,244,142	$ 88,440,237
Shares Issued for Reinvested Dividends	1,871,906	32,929,211	163,610	2,424,705
Shares Redeemed	(2,593,479)	(46,369,624)	(5,585,121)	(92,716,247)
Net Increase (Decrease)	2,297,494	40,421,800	(177,369)	(1,851,305)
Total Net Increase (Decrease)	4,486,985	$ 78,502,171	(930,089)	$ (12,255,780)
Quality Value Fund
Class A
Shares Sold	316,335	$ 8,021,038	434,273	$ 10,311,005
Shares Issued for Reinvested Dividends	446,698	11,224,276	151,354	3,182,978
Shares Redeemed	(450,978)	(11,495,390)	(947,815)	(22,212,834)
Net Increase (Decrease)	312,055	7,749,924	(362,188)	(8,718,851)
Class C
Shares Sold	55,484	$ 1,189,227	29,926	$ 594,579
Shares Issued for Reinvested Dividends	10,099	212,267	3,530	63,188
Shares Redeemed	(28,776)	(616,892)	(113,368)	(2,261,575)
Net Increase (Decrease)	36,807	784,602	(79,912)	(1,603,808)
Class I
Shares Sold	284,849	$ 7,125,169	278,233	$ 6,680,247
Shares Issued for Reinvested Dividends	55,812	1,383,295	14,220	294,345
Shares Redeemed	(54,176)	(1,356,186)	(110,028)	(2,556,620)
Net Increase (Decrease)	286,485	7,152,278	182,425	4,417,972
Class R3
Shares Sold	1,279	$ 33,127	4,235	$ 100,111
Shares Issued for Reinvested Dividends	2,504	64,011	828	17,729
Shares Redeemed	(3,880)	(100,689)	(9,137)	(220,510)
Net Increase (Decrease)	(97)	(3,551)	(4,074)	(102,670)
Class R4
Shares Sold	12,727	$ 332,914	44,905	$ 1,069,168
Shares Issued for Reinvested Dividends	10,678	276,389	4,243	91,734
Shares Redeemed	(16,934)	(453,309)	(75,589)	(1,855,079)
Net Increase (Decrease)	6,471	155,994	(26,441)	(694,177)
102

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	224	$ 5,859	123	$ 3,003
Shares Issued for Reinvested Dividends	763	19,958	265	5,775
Shares Redeemed	(24)	(632)	(64)	(1,603)
Net Increase (Decrease)	963	25,185	324	7,175
Class R6
Shares Sold	480,811	$ 12,799,462	5,718	$ 131,614
Shares Issued for Reinvested Dividends	627	16,459	536	11,697
Shares Redeemed	(4,146)	(109,528)	(21,890)	(567,870)
Net Increase (Decrease)	477,292	12,706,393	(15,636)	(424,559)
Class Y
Shares Sold	41,879	$ 1,079,480	46,187	$ 1,183,352
Shares Issued for Reinvested Dividends	3,465	90,618	473	10,318
Shares Redeemed	(3,032)	(79,682)	(2,267)	(57,102)
Net Increase (Decrease)	42,312	1,090,416	44,393	1,136,568
Class F
Shares Sold	28,424	$ 706,287	64,383	$ 1,454,799
Shares Issued for Reinvested Dividends	32,704	807,377	12,550	258,522
Shares Redeemed	(42,485)	(1,062,396)	(95,500)	(2,207,875)
Net Increase (Decrease)	18,643	451,268	(18,567)	(494,554)
Total Net Increase (Decrease)	1,180,931	$ 30,112,509	(279,676)	$ (6,476,904)
Small Cap Growth Fund
Class A
Shares Sold	141,534	$ 6,673,266	242,684	$ 15,163,953
Shares Issued for Reinvested Dividends	954,163	46,858,948	280,755	16,331,511
Shares Redeemed	(335,049)	(15,829,200)	(441,435)	(27,592,119)
Net Increase (Decrease)	760,648	37,703,014	82,004	3,903,345
Class C
Shares Sold	10,840	$ 267,728	18,046	$ 723,868
Shares Issued for Reinvested Dividends	82,922	2,226,460	40,883	1,524,921
Shares Redeemed	(128,935)	(3,325,155)	(223,022)	(8,907,111)
Net Increase (Decrease)	(35,173)	(830,967)	(164,093)	(6,658,322)
Class I
Shares Sold	320,007	$ 17,162,977	356,881	$ 23,938,090
Shares Issued for Reinvested Dividends	399,352	21,181,649	118,956	7,339,599
Shares Redeemed	(571,344)	(29,056,133)	(555,069)	(36,106,911)
Net Increase (Decrease)	148,015	9,288,493	(79,232)	(4,829,222)
Class R3
Shares Sold	18,735	$ 833,749	34,992	$ 2,097,739
Shares Issued for Reinvested Dividends	33,647	1,607,651	11,592	661,760
Shares Redeemed	(18,112)	(865,517)	(58,869)	(3,639,902)
Net Increase (Decrease)	34,270	1,575,883	(12,285)	(880,403)
Class R4
Shares Sold	28,080	$ 1,382,706	89,389	$ 5,836,584
Shares Issued for Reinvested Dividends	66,764	3,474,411	32,051	1,953,808
Shares Redeemed	(83,931)	(4,206,573)	(392,229)	(25,488,142)
Net Increase (Decrease)	10,913	650,544	(270,789)	(17,697,750)
Class R5
Shares Sold	67,016	$ 3,718,519	262,369	$ 18,020,843
Shares Issued for Reinvested Dividends	209,364	11,873,046	80,046	5,219,014
Shares Redeemed	(389,337)	(24,080,453)	(408,838)	(28,555,099)
Net Increase (Decrease)	(112,957)	(8,488,888)	(66,423)	(5,315,242)
Class R6
Shares Sold	364,531	$ 19,851,310	334,847	$ 23,790,157
Shares Issued for Reinvested Dividends	231,730	13,451,895	90,910	6,035,522
Shares Redeemed	(188,552)	(11,332,021)	(666,499)	(47,474,079)
Net Increase (Decrease)	407,709	21,971,184	(240,742)	(17,648,400)
103

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	470,104	$ 25,956,297	710,508	$ 50,782,835
Shares Issued for Reinvested Dividends	629,402	36,511,588	243,023	16,134,292
Shares Redeemed	(1,155,657)	(66,722,007)	(1,739,428)	(123,651,652)
Net Increase (Decrease)	(56,151)	(4,254,122)	(785,897)	(56,734,525)
Class F
Shares Sold	99,929	$ 5,128,393	272,698	$ 18,053,254
Shares Issued for Reinvested Dividends	111,234	5,943,226	51,104	3,169,442
Shares Redeemed	(39,914)	(2,337,292)	(613,475)	(41,379,020)
Net Increase (Decrease)	171,249	8,734,327	(289,673)	(20,156,324)
Total Net Increase (Decrease)	1,328,523	$ 66,349,468	(1,827,130)	$ (126,016,843)
Small Cap Value Fund
Class A
Shares Sold	411,672	$ 5,347,447	1,188,590	$ 15,684,280
Shares Issued for Reinvested Dividends	301,029	3,859,002	34,939	359,520
Shares Redeemed	(408,165)	(5,135,025)	(750,779)	(9,444,203)
Net Increase (Decrease)	304,536	4,071,424	472,750	6,599,597
Class C
Shares Sold	25,775	$ 283,465	108,329	$ 1,209,656
Shares Issued for Reinvested Dividends	18,966	206,536	441	3,924
Shares Redeemed	(51,517)	(564,852)	(122,556)	(1,345,622)
Net Increase (Decrease)	(6,776)	(74,851)	(13,786)	(132,042)
Class I
Shares Sold	563,505	$ 7,117,059	2,537,268	$ 33,866,723
Shares Issued for Reinvested Dividends	175,561	2,258,974	5,247	53,996
Shares Redeemed	(386,543)	(4,909,812)	(437,736)	(5,819,619)
Net Increase (Decrease)	352,523	4,466,221	2,104,779	28,101,100
Class R3
Shares Sold	8,951	$ 118,703	29,282	$ 397,377
Shares Issued for Reinvested Dividends	4,272	57,161	326	3,498
Shares Redeemed	(1,001)	(12,943)	(15,655)	(197,530)
Net Increase (Decrease)	12,222	162,921	13,953	203,345
Class R4
Shares Sold	13,453	$ 178,010	822	$ 11,178
Shares Issued for Reinvested Dividends	250	3,408	33	362
Shares Redeemed	(188)	(2,399)	(584)	(8,365)
Net Increase (Decrease)	13,515	179,019	271	3,175
Class R5
Shares Sold	139,797	$ 1,900,433	3,061	$ 44,058
Shares Issued for Reinvested Dividends	119	1,609	14	148
Shares Redeemed	(2,292)	(29,455)	(2,457)	(34,282)
Net Increase (Decrease)	137,624	1,872,587	618	9,924
Class R6
Shares Sold	533,778	$ 7,253,468	88,436	$ 1,245,447
Shares Issued for Reinvested Dividends	15,967	216,927	357	3,866
Shares Redeemed	(68,564)	(905,409)	(9,262)	(115,115)
Net Increase (Decrease)	481,181	6,564,986	79,531	1,134,198
Class Y
Shares Sold	122,758	$ 1,638,265	124,042	$ 1,700,660
Shares Issued for Reinvested Dividends	9,047	122,651	342	3,688
Shares Redeemed	(28,462)	(391,280)	(14,694)	(205,546)
Net Increase (Decrease)	103,343	1,369,636	109,690	1,498,802
Class F
Shares Sold	749,084	$ 9,369,122	2,116,114	$ 27,975,721
Shares Issued for Reinvested Dividends	397,291	5,111,133	64,774	665,880
Shares Redeemed	(3,203,232)	(41,830,081)	(1,320,995)	(15,530,755)
Net Increase (Decrease)	(2,056,857)	(27,349,826)	859,893	13,110,846
Total Net Increase (Decrease)	(658,689)	$ (8,737,883)	3,627,699	$ 50,528,945
104

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Small Company Fund
Class A
Shares Sold	962,328	$ 20,539,719	1,809,812	$ 54,140,187
Shares Issued for Reinvested Dividends	4,820,379	106,674,987	1,517,800	41,967,161
Shares Redeemed	(1,804,966)	(39,190,037)	(1,970,509)	(58,538,530)
Net Increase (Decrease)	3,977,741	88,024,669	1,357,103	37,568,818
Class C
Shares Sold	19,213	$ 201,868	105,496	$ 1,863,781
Shares Issued for Reinvested Dividends	334,733	3,410,930	98,681	1,604,546
Shares Redeemed	(155,666)	(1,534,325)	(243,229)	(4,261,364)
Net Increase (Decrease)	198,280	2,078,473	(39,052)	(793,037)
Class I
Shares Sold	449,169	$ 10,655,627	722,263	$ 23,465,518
Shares Issued for Reinvested Dividends	469,224	11,477,212	113,755	3,392,187
Shares Redeemed	(584,542)	(13,323,421)	(329,416)	(10,447,336)
Net Increase (Decrease)	333,851	8,809,418	506,602	16,410,369
Class R3
Shares Sold	66,374	$ 1,520,158	136,144	$ 4,520,959
Shares Issued for Reinvested Dividends	119,201	2,994,327	45,509	1,394,856
Shares Redeemed	(89,288)	(2,089,878)	(217,034)	(7,087,863)
Net Increase (Decrease)	96,287	2,424,607	(35,381)	(1,172,048)
Class R4
Shares Sold	35,287	$ 924,675	130,342	$ 4,726,037
Shares Issued for Reinvested Dividends	93,263	2,607,622	37,589	1,251,351
Shares Redeemed	(100,803)	(2,803,254)	(189,059)	(6,753,577)
Net Increase (Decrease)	27,747	729,043	(21,128)	(776,189)
Class R5
Shares Sold	45,151	$ 1,338,470	84,862	$ 3,272,537
Shares Issued for Reinvested Dividends	34,948	1,072,566	10,551	377,953
Shares Redeemed	(44,582)	(1,353,567)	(44,399)	(1,705,756)
Net Increase (Decrease)	35,517	1,057,469	51,014	1,944,734
Class R6
Shares Sold	55,209	$ 1,583,798	129,943	$ 5,123,929
Shares Issued for Reinvested Dividends	29,818	945,536	3,508	128,962
Shares Redeemed	(17,359)	(546,584)	(32,019)	(1,254,201)
Net Increase (Decrease)	67,668	1,982,750	101,432	3,998,690
Class Y
Shares Sold	150,049	$ 4,702,346	2,592,104	$ 111,577,676
Shares Issued for Reinvested Dividends	235,140	7,437,476	47,078	1,728,226
Shares Redeemed	(626,568)	(17,847,390)	(2,109,893)	(87,145,029)
Net Increase (Decrease)	(241,379)	(5,707,568)	529,289	26,160,873
Class F
Shares Sold	2,066,387	$ 48,330,954	3,078,986	$ 99,109,263
Shares Issued for Reinvested Dividends	2,680,211	66,254,813	808,547	24,288,757
Shares Redeemed	(2,129,612)	(51,521,545)	(2,624,084)	(85,717,671)
Net Increase (Decrease)	2,616,986	63,064,222	1,263,449	37,680,349
Total Net Increase (Decrease)	7,112,698	$ 162,463,083	3,713,328	$ 121,022,559
14.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 3, 2022. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From November 1, 2021 through March 3, 2022, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2022, none of the Funds had borrowings under this facility.
105

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

15.	Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the period ended April 30, 2022, events and transactions subsequent to April 30, 2022, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
Effective June 22, 2022, The Hartford MidCap Value Fund has registered Class R6 shares.
106

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
107

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2022), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2022

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.
MFSAR-DE22    06/22     2234380    Printed in the U.S.A.

Hartford International/
Global Equity Funds
Semi-Annual Report
April 30, 2022 (Unaudited)

■ Hartford Climate Opportunities Fund
■ Hartford Emerging Markets Equity Fund
■ Hartford Global Impact Fund
■ Hartford International Equity Fund
■ The Hartford International Growth Fund
■ The Hartford International Opportunities Fund
■ The Hartford International Value Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2021 through April 30, 2022.
Market Review
During the six months ended April 30, 2022, U.S. stocks, as measured by the S&P 500 Index,1 lost 9.65%. It’s been a difficult period for equities as U.S. and global policymakers have had to contend with the realities of persistent inflation, the gradual removal of fiscal and monetary support from the economy, an uneven winding down of pandemic restrictions, and a grinding war between Russia and Ukraine that has scrambled markets and heightened volatility.
The inflationary surge that began in mid-2021 became the dominant economic story for the period ended April 30, 2022 as nearly each monthly rise in the Consumer Price Index (CPI)2 exceeded the numbers reported in the previous month. By April 2022, the annual inflation rate, as measured by the CPI, rose by 8.3% a small retreat from the 8.5% CPI report from the previous month, but, nonetheless, a level of inflation not seen since the 1980s as prices for gasoline, food, and housing continued to increase.
The market’s early 2022 struggles stood in sharp contrast with the 28.71% annual return delivered by the S&P 500 Index for 2021. Even as equities were posting positive returns last year, the U.S. Federal Reserve (Fed) in December 2021 was already starting to implement a plan to reduce the $120 billion-per-month asset purchases that had been used to bolster an economy rocked by the pandemic in early 2020.
In March 2022, the Fed officially raised the federal funds rate by a quarter-percent. However, subsequent Fed minutes revealed that a number of the Federal Open Markets Committee members had grown alarmed by the accelerating inflation numbers and seemed to favor even more aggressive rate increases. By the period’s end, several rate hikes of at least a half-percent were priced into analysts’ expectations.
The signature event of the period was the February 24, 2022 invasion of Ukraine by Russia’s armed forces. The war caused an immediate spike in worldwide oil and commodity prices as Western nations joined together to impose economic sanctions against Russia. Early on, the Biden administration announced an embargo on Russian crude-oil imports, but then moved to ease the impact on domestic gasoline prices by releasing a million barrels of oil per day from the nation’s strategic petroleum reserve.
As the period ended, equity markets continued to display heightened volatility. Although the unemployment rate settled in at 3.6% in March and April of 2022 after a pair of strong job reports, the bond market also flashed signals that were interpreted to indicate that an overheated economy could lead to recession further down the road.
As 2022 progresses, it seems clear that inflationary pressures, Fed policy, and geopolitical tensions will continue to have a major impact on investments. Nowadays, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford International/Global Equity Funds

Hartford Climate Opportunities Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 02/29/2016
Sub-advised by Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (Schroder Investment Management North America Limited serves as a sub-sub-adviser)	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-16.38%	-11.33%	10.59%	12.65%
Class A4	-20.98%	-16.21%	9.35%	11.62%
Class C3	-16.72%	-12.06%	10.22%	12.19%
Class C5	-17.52%	-12.90%	10.22%	12.19%
Class I3	-16.26%	-11.07%	10.91%	12.97%
Class R3[3]	-16.33%	-11.30%	10.92%	12.86%
Class R4[3]	-16.25%	-11.16%	10.81%	12.81%
Class R5[3]	-16.25%	-11.08%	10.91%	12.95%
Class R6[3]	-16.20%	-10.96%	11.05%	13.08%
Class Y3	-16.21%	-11.00%	10.99%	13.02%
Class F3	-16.22%	-10.92%	11.03%	13.05%
MSCI ACWI Index (Net)	-11.63%	-5.44%	9.46%	11.64%

[1]	Not annualized.
[2]	Inception: 02/29/2016
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
Prior to 11/08/2019, the Fund pursued a modified strategy and Wellington Management served as the Fund’s only sub-adviser.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.23%	1.19%
Class C	2.06%	1.94%
Class I	0.96%	0.89%
Class R3	1.56%	1.41%
Class R4	1.26%	1.11%
Class R5	0.96%	0.81%
Class R6	0.84%	0.69%
Class Y	0.95%	0.79%
Class F	0.84%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund’s performance depends on the ability of the Investment Manager in selecting, overseeing, and allocating Fund assets to the sub-advisers. The sub-advisers’ investment styles may not be complementary. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • The Fund’s climate focus may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. Certain climate-focused investments may be dependent on government policies and subsidies. The exclusion of certain issuers for reasons other than performance may negatively impact the Fund’s performance. • There are risks of focusing investments in securities of companies in the utilities and industrials sectors which may cause the Fund’s performance to be sensitive to developments in those sectors.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.3%
Consumer Discretionary	7.7
Consumer Staples	3.9
Energy	0.2
Financials	5.5
Health Care	1.4
Industrials	35.2
Information Technology	13.8
Materials	5.3
Real Estate	2.8
Utilities	18.5
Total	96.6%
Short-Term Investments	3.0
Other Assets & Liabilities	0.4
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Emerging Markets Equity Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-13.25%	-16.03%	3.55%	3.17%
Class A3	-18.02%	-20.65%	2.39%	2.59%
Class C2	-13.54%	-16.66%	2.74%	2.41%
Class C4	-14.39%	-17.49%	2.74%	2.41%
Class I2	-13.04%	-15.75%	3.89%	3.54%
Class R3[2]	-13.35%	-16.21%	3.27%	2.92%
Class R4[2]	-13.27%	-16.07%	3.58%	3.20%
Class R5[2]	-13.01%	-15.90%	3.84%	3.44%
Class R6[2]	-13.02%	-15.58%	4.03%	3.64%
Class Y2	-13.07%	-15.71%	3.92%	3.59%
Class F2	-13.01%	-15.67%	4.02%	3.60%
MSCI Emerging Markets Index (Net)	-14.15%	-18.33%	4.32%	2.89%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Performance information prior to 05/07/2015 reflects when the Fund pursued a modified investment strategy.
Operating Expenses*	Gross	Net
Class A	1.44%	1.44%
Class C	2.27%	2.20%
Class I	1.12%	1.12%
Class R3	1.74%	1.70%
Class R4	1.44%	1.44%
Class R5	1.14%	1.14%
Class R6	1.02%	0.98%
Class Y	1.13%	1.10%
Class F	1.02%	0.98%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as China. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.3%
Consumer Discretionary	14.1
Consumer Staples	4.4
Energy	4.6
Financials	24.3
Health Care	4.3
Industrials	4.0
Information Technology	19.5
Materials	7.3
Real Estate	2.8
Utilities	2.5
Total	96.1%
Short-Term Investments	3.2
Other Assets & Liabilities	0.7
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Global Impact Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 02/28/2017 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-18.72%	-13.41%	10.42%	10.63%
Class A4	-23.19%	-18.17%	9.17%	9.43%
Class C3	-19.01%	-14.04%	9.73%	9.92%
Class C5	-19.80%	-14.88%	9.73%	9.92%
Class I3	-18.57%	-13.13%	10.84%	11.04%
Class R3[3]	-18.76%	-13.56%	10.35%	10.57%
Class R4[3]	-18.64%	-13.31%	10.56%	10.77%
Class R5[3]	-18.54%	-13.05%	10.82%	11.02%
Class R6[3]	-18.48%	-12.94%	10.95%	11.15%
Class Y3	-18.54%	-13.06%	10.91%	11.11%
Class F3	-18.53%	-12.98%	10.96%	11.16%
MSCI ACWI Index (Net)	-11.63%	-5.44%	9.46%	9.72%

[1]	Not annualized.
[2]	Inception: 02/28/2017
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Performance information prior to 10/07/2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.32%	1.19%
Class C	2.09%	1.94%
Class I	0.94%	0.89%
Class R3	1.54%	1.41%
Class R4	1.24%	1.11%
Class R5	0.96%	0.81%
Class R6	0.84%	0.69%
Class Y	0.95%	0.79%
Class F	0.84%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • The Fund’s impact investing focus may cause the Fund to forego certain investment opportunities and underperform funds that do not have a similar focus. The exclusion of certain issuers for reasons other than performance may negatively impact the Fund’s performance. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.8%
Consumer Discretionary	6.5
Consumer Staples	2.7
Financials	8.9
Health Care	17.3
Industrials	18.7
Information Technology	16.2
Materials	4.2
Real Estate	9.2
Utilities	5.0
Total	94.5%
Short-Term Investments	5.8
Other Assets & Liabilities	(0.3)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford International Equity Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 06/30/2008 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-12.70%	-12.97%	3.46%	4.87%
Class A3	-17.50%	-17.76%	2.29%	4.28%
Class C2	-13.14%	-13.69%	2.65%	4.07%
Class C4	-13.99%	-14.53%	2.65%	4.07%
Class I2	-12.61%	-12.68%	3.80%	5.23%
Class R3[2]	-12.88%	-13.22%	3.16%	4.59%
Class R4[2]	-12.72%	-12.99%	3.45%	4.89%
Class R5[2]	-12.61%	-12.77%	3.84%	5.19%
Class R6[2]	-12.55%	-12.61%	4.02%	5.38%
Class Y2	-12.56%	-12.69%	3.88%	5.31%
Class F2	-12.54%	-12.60%	3.94%	5.31%
MSCI ACWI ex USA Index (Net)	-11.87%	-10.31%	4.94%	5.04%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Performance information prior to 08/13/2015 reflects when the Fund pursued a modified investment strategy.
Classes A, C, and I of the Fund are closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.
Operating Expenses*	Gross	Net
Class A	0.94%	0.94%
Class C	1.72%	1.72%
Class I	0.61%	0.61%
Class R3	1.24%	1.24%
Class R4	0.94%	0.94%
Class R5	0.63%	0.63%
Class R6	0.53%	0.53%
Class Y	0.63%	0.63%
Class F	0.52%	0.52%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s strategy for allocating assets among portfolio management teams may not work as intended.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.5%
Consumer Discretionary	11.9
Consumer Staples	9.5
Energy	4.9
Financials	17.4
Health Care	8.8
Industrials	14.9
Information Technology	11.4
Materials	5.9
Real Estate	2.3
Utilities	2.3
Total	97.8%
Short-Term Investments	4.3
Other Assets & Liabilities	(2.1)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford International Growth Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-24.87%	-24.68%	4.61%	5.75%
Class A3	-29.00%	-28.82%	3.43%	5.15%
Class C2	-25.14%	-25.27%	3.83%	4.96%
Class C4	-25.88%	-26.01%	3.83%	4.96%
Class I2	-24.81%	-24.50%	4.92%	6.09%
Class R3[2]	-24.98%	-24.91%	4.32%	5.52%
Class R4[2]	-24.90%	-24.71%	4.61%	5.82%
Class R5[2]	-24.78%	-24.48%	4.93%	6.15%
Class R6[2]	-24.72%	-24.39%	5.06%	6.24%
Class Y2	-24.72%	-24.42%	4.98%	6.20%
Class F2	-24.75%	-24.40%	5.05%	6.15%
MSCI ACWI ex USA Growth Index (Net)	-18.00%	-16.23%	6.32%	5.95%
MSCI ACWI ex USA Index (Net)	-11.87%	-10.31%	4.94%	5.04%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.26%	1.26%
Class C	2.09%	2.05%
Class I	1.04%	0.98%
Class R3	1.56%	1.56%
Class R4	1.26%	1.26%
Class R5	0.95%	0.95%
Class R6	0.85%	0.85%
Class Y	0.95%	0.95%
Class F	0.84%	0.84%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund may focus on a limited number of securities and investments in particular sectors, geographic regions or countries, so it may be more exposed to risks and volatility than a fund holding more geographically diverse investments. The Fund may also hold a limited number of securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.3%
Consumer Discretionary	17.7
Consumer Staples	7.3
Energy	2.9
Financials	7.7
Health Care	6.2
Industrials	15.7
Information Technology	23.4
Materials	5.6
Total	95.8%
Short-Term Investments	5.7
Other Assets & Liabilities	(1.5)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford International Opportunities Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-15.46%	-12.28%	4.79%	5.60%
Class A3	-20.11%	-17.10%	3.61%	5.01%
Class C2	-15.75%	-12.90%	4.00%	4.82%
Class C4	-16.51%	-13.68%	4.00%	4.82%
Class I2	-15.33%	-11.99%	5.11%	5.95%
Class R3[2]	-15.57%	-12.53%	4.48%	5.32%
Class R4[2]	-15.46%	-12.27%	4.79%	5.64%
Class R5[2]	-15.31%	-11.99%	5.11%	5.96%
Class R6[2]	-15.30%	-11.92%	5.22%	6.06%
Class Y2	-15.32%	-11.97%	5.15%	6.04%
Class F2	-15.30%	-11.88%	5.23%	6.01%
MSCI ACWI ex USA Index (Net)	-11.87%	-10.31%	4.94%	5.04%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.07%	1.07%
Class C	1.84%	1.84%
Class I	0.77%	0.77%
Class R3	1.40%	1.40%
Class R4	1.10%	1.10%
Class R5	0.79%	0.79%
Class R6	0.69%	0.69%
Class Y	0.79%	0.77%
Class F	0.68%	0.68%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • To the extent the Fund focuses on one or more sectors, geographic regions or countries, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.8%
Consumer Discretionary	7.9
Consumer Staples	8.3
Energy	7.5
Financials	17.3
Health Care	10.0
Industrials	14.1
Information Technology	11.2
Materials	8.7
Real Estate	5.1
Utilities	4.2
Total	96.1%
Short-Term Investments	3.1
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

The Hartford International Value Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/28/2010 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-7.07%	-1.94%	3.03%	6.56%
Class A3	-12.18%	-7.34%	1.88%	5.96%
Class C2	-7.50%	-2.68%	2.28%	5.81%
Class C4	-8.40%	-3.63%	2.28%	5.81%
Class I2	-7.00%	-1.71%	3.33%	6.91%
Class R3[2]	-7.23%	-2.30%	2.68%	6.25%
Class R4[2]	-7.10%	-1.96%	2.99%	6.57%
Class R5[2]	-6.98%	-1.64%	3.32%	6.91%
Class R6[2]	-6.92%	-1.58%	3.42%	7.17%
Class Y2	-6.97%	-1.63%	3.37%	7.14%
Class F2	-6.97%	-1.62%	3.43%	6.96%
MSCI EAFE Value Index (Net)	-5.14%	-3.53%	2.68%	4.65%
MSCI EAFE Index (Net)	-11.80%	-8.15%	4.77%	5.77%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.22%	1.22%
Class C	1.97%	1.97%
Class I	0.95%	0.93%
Class R3	1.56%	1.56%
Class R4	1.26%	1.26%
Class R5	0.94%	0.94%
Class R6	0.84%	0.84%
Class Y	0.91%	0.91%
Class F	0.84%	0.84%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class I. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. These risks may also be greater, and there may be additional risks, if the Fund focuses in a particular geographic region or country, such as Japan. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.7%
Consumer Discretionary	12.0
Consumer Staples	3.9
Energy	11.1
Financials	25.6
Health Care	5.9
Industrials	13.7
Information Technology	4.1
Materials	8.1
Real Estate	2.2
Utilities	2.0
Total	96.3%
Short-Term Investments	5.7
Other Assets & Liabilities	(2.0)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford International/Global Equity Funds
Benchmark Glossary (Unaudited)

MSCI ACWI (All Country World) ex USA Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed market countries (excluding the US) and emerging market countries.
MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI ACWI (All Country World) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed market countries, excluding the US and Canada.
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed market countries, excluding the US and Canada.
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.
9

Hartford International/Global Equity Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2021 through April 30, 2022. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
Hartford Climate Opportunities Fund
Class A	$ 1,000.00	$ 836.20	$ 5.33	$ 1,000.00	$ 1,018.99	$ 5.86	1.17%
Class C	$ 1,000.00	$ 832.80	$ 8.81	$ 1,000.00	$ 1,015.17	$ 9.69	1.94%
Class I	$ 1,000.00	$ 837.40	$ 4.06	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class R3	$ 1,000.00	$ 836.70	$ 4.83	$ 1,000.00	$ 1,019.54	$ 5.31	1.06%
Class R4	$ 1,000.00	$ 837.50	$ 4.33	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class R5	$ 1,000.00	$ 837.50	$ 3.69	$ 1,000.00	$ 1,020.78	$ 4.06	0.81%
Class R6	$ 1,000.00	$ 838.00	$ 3.14	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class Y	$ 1,000.00	$ 837.90	$ 3.60	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class F	$ 1,000.00	$ 837.80	$ 3.14	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Hartford Emerging Markets Equity Fund
Class A	$ 1,000.00	$ 867.50	$ 6.72	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class C	$ 1,000.00	$ 864.60	$ 10.17	$ 1,000.00	$ 1,013.88	$ 10.99	2.20%
Class I	$ 1,000.00	$ 869.60	$ 5.24	$ 1,000.00	$ 1,019.19	$ 5.66	1.13%
Class R3	$ 1,000.00	$ 866.50	$ 7.87	$ 1,000.00	$ 1,016.36	$ 8.50	1.70%
Class R4	$ 1,000.00	$ 867.30	$ 6.67	$ 1,000.00	$ 1,017.65	$ 7.20	1.44%
Class R5	$ 1,000.00	$ 869.90	$ 5.29	$ 1,000.00	$ 1,019.14	$ 5.71	1.14%
Class R6	$ 1,000.00	$ 869.80	$ 4.54	$ 1,000.00	$ 1,019.93	$ 4.91	0.98%
Class Y	$ 1,000.00	$ 869.30	$ 5.10	$ 1,000.00	$ 1,019.34	$ 5.51	1.10%
Class F	$ 1,000.00	$ 869.90	$ 4.54	$ 1,000.00	$ 1,019.93	$ 4.91	0.98%
10

Hartford International/Global Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
Hartford Global Impact Fund
Class A	$ 1,000.00	$ 812.80	$ 5.35	$ 1,000.00	$ 1,018.89	$ 5.96	1.19%
Class C	$ 1,000.00	$ 809.90	$ 8.71	$ 1,000.00	$ 1,015.17	$ 9.69	1.94%
Class I	$ 1,000.00	$ 814.30	$ 3.91	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Class R3	$ 1,000.00	$ 812.40	$ 6.33	$ 1,000.00	$ 1,017.80	$ 7.05	1.41%
Class R4	$ 1,000.00	$ 813.60	$ 4.99	$ 1,000.00	$ 1,019.29	$ 5.56	1.11%
Class R5	$ 1,000.00	$ 814.60	$ 3.64	$ 1,000.00	$ 1,020.78	$ 4.06	0.81%
Class R6	$ 1,000.00	$ 815.20	$ 3.11	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class Y	$ 1,000.00	$ 814.60	$ 3.55	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class F	$ 1,000.00	$ 814.70	$ 3.10	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Hartford International Equity Fund
Class A	$ 1,000.00	$ 873.00	$ 4.37	$ 1,000.00	$ 1,020.13	$ 4.71	0.94%
Class C	$ 1,000.00	$ 868.60	$ 8.15	$ 1,000.00	$ 1,016.07	$ 8.80	1.76%
Class I	$ 1,000.00	$ 874.60	$ 2.93	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class R3	$ 1,000.00	$ 871.80	$ 5.76	$ 1,000.00	$ 1,018.65	$ 6.21	1.24%
Class R4	$ 1,000.00	$ 872.80	$ 4.41	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class R5	$ 1,000.00	$ 873.90	$ 2.97	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
Class R6	$ 1,000.00	$ 874.50	$ 2.46	$ 1,000.00	$ 1,022.17	$ 2.66	0.53%
Class Y	$ 1,000.00	$ 874.40	$ 2.93	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class F	$ 1,000.00	$ 874.60	$ 2.46	$ 1,000.00	$ 1,022.17	$ 2.66	0.53%
The Hartford International Growth Fund
Class A	$ 1,000.00	$ 751.30	$ 5.56	$ 1,000.00	$ 1,018.45	$ 6.41	1.28%
Class C	$ 1,000.00	$ 748.60	$ 8.88	$ 1,000.00	$ 1,014.63	$ 10.24	2.05%
Class I	$ 1,000.00	$ 751.90	$ 4.34	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class R3	$ 1,000.00	$ 750.20	$ 6.77	$ 1,000.00	$ 1,017.06	$ 7.80	1.56%
Class R4	$ 1,000.00	$ 751.00	$ 5.52	$ 1,000.00	$ 1,018.50	$ 6.36	1.27%
Class R5	$ 1,000.00	$ 752.20	$ 4.21	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
Class R6	$ 1,000.00	$ 752.80	$ 3.69	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class Y	$ 1,000.00	$ 752.80	$ 4.13	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class F	$ 1,000.00	$ 752.50	$ 3.69	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
The Hartford International Opportunities Fund
Class A	$ 1,000.00	$ 845.90	$ 4.90	$ 1,000.00	$ 1,019.49	$ 5.36	1.07%
Class C	$ 1,000.00	$ 842.50	$ 8.45	$ 1,000.00	$ 1,015.62	$ 9.25	1.85%
Class I	$ 1,000.00	$ 846.70	$ 3.52	$ 1,000.00	$ 1,020.98	$ 3.86	0.77%
Class R3	$ 1,000.00	$ 844.30	$ 6.40	$ 1,000.00	$ 1,017.85	$ 7.00	1.40%
Class R4	$ 1,000.00	$ 845.40	$ 5.03	$ 1,000.00	$ 1,019.34	$ 5.51	1.10%
Class R5	$ 1,000.00	$ 846.50	$ 3.66	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class R6	$ 1,000.00	$ 847.00	$ 3.16	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class Y	$ 1,000.00	$ 846.80	$ 3.48	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Class F	$ 1,000.00	$ 847.00	$ 3.16	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
The Hartford International Value Fund
Class A	$ 1,000.00	$ 929.30	$ 5.74	$ 1,000.00	$ 1,018.84	$ 6.01	1.20%
Class C	$ 1,000.00	$ 925.00	$ 9.36	$ 1,000.00	$ 1,015.08	$ 9.79	1.96%
Class I	$ 1,000.00	$ 930.00	$ 4.35	$ 1,000.00	$ 1,020.28	$ 4.56	0.91%
Class R3	$ 1,000.00	$ 927.10	$ 7.41	$ 1,000.00	$ 1,017.11	$ 7.75	1.55%
Class R4	$ 1,000.00	$ 929.00	$ 5.89	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%
Class R5	$ 1,000.00	$ 930.20	$ 4.45	$ 1,000.00	$ 1,020.18	$ 4.66	0.93%
Class R6	$ 1,000.00	$ 930.80	$ 3.97	$ 1,000.00	$ 1,020.68	$ 4.16	0.83%
Class Y	$ 1,000.00	$ 930.30	$ 4.26	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class F	$ 1,000.00	$ 930.30	$ 3.97	$ 1,000.00	$ 1,020.68	$ 4.16	0.83%
11

Hartford Climate Opportunities Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5%
	Australia - 0.5%
3,911	Macquarie Group Ltd.	$ 563,039
	Austria - 0.5%
6,496	Lenzing AG	589,764
	Belgium - 0.5%
17,101	Umicore S.A.(1)	657,421
	Canada - 1.1%
11,881	Canadian National Railway Co.	1,397,253
	Chile - 0.5%
31,602	Antofagasta plc	604,986
	China - 3.4%
1,156,692	China Longyuan Power Group Corp. Ltd. Class H	2,231,042
7,400	Contemporary Amperex Technology Co., Ltd. Class A*	452,392
97,800	LONGi Green Energy Technology Co., Ltd. Class A	991,983
59,500	Shenzhen Inovance Technology Co., Ltd. Class A	515,688
		4,191,105
	Denmark - 1.6%
78,050	Vestas Wind Systems A/S	1,990,353
	France - 3.4%
12,433	Cie de Saint-Gobain	725,318
11,146	Legrand S.A.	987,694
9,041	Schneider Electric SE	1,297,104
40,735	Veolia Environnement S.A.	1,188,508
		4,198,624
	Germany - 5.1%
17,222	Bayerische Motoren Werke AG	1,406,448
42,607	Infineon Technologies AG	1,209,324
8,304	Knorr-Bremse AG	592,196
4,901	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,167,127
16,251	Siemens AG	1,998,141
		6,373,236
	Ireland - 1.0%
5,426	Aptiv plc*	577,327
7,804	Kingspan Group plc	726,451
		1,303,778
	Israel - 1.3%
6,295	SolarEdge Technologies, Inc.*	1,576,331
	Italy - 1.4%
117,580	Enel S.p.A.	764,610
28,398	Prysmian S.p.A.	923,642
		1,688,252
	Japan - 7.9%
10,200	Daifuku Co., Ltd.	627,184
8,300	Daikin Industries Ltd.	1,268,386
18,302	East Japan Railway Co.	954,390
24,372	Hitachi Ltd.	1,155,877
2,000	Keyence Corp.	804,008
125,380	Kubota Corp.	2,130,038
27,700	Nabtesco Corp.	631,770
6,100	Nidec Corp.	394,359
57,400	Sekisui Chemical Co., Ltd.	777,261
3,400	Shimano, Inc.	602,427
28,000	Sumitomo Forestry Co., Ltd.	428,368
		9,774,068
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5% - (continued)
	Netherlands - 1.2%
19,743	Aalberts N.V.	$ 959,357
6,438	Alfen Beheer B.V.*(2)	578,992
		1,538,349
	Norway - 2.0%
18,576	Borregaard ASA	354,335
43,565	Marine Harvest ASA	1,230,581
108,582	Norsk Hydro ASA	911,820
		2,496,736
	South Korea - 1.4%
3,017	Samsung SDI Co., Ltd.	1,437,161
2,527	SK IE Technology Co., Ltd.*(2)	248,918
		1,686,079
	Spain - 2.4%
18,048	Corp. Acciona Energias Renovables S.A.	667,184
131,315	Iberdrola S.A.	1,508,915
38,469	Siemens Gamesa Renewable Energy S.A.*	612,756
31,086	Soltec Power Holdings S.A.*(1)	132,829
		2,921,684
	Sweden - 1.3%
76,709	Hexagon AB Class B	989,770
63,861	Nibe Industrier AB Class B	626,119
		1,615,889
	Switzerland - 0.8%
12,207	Swiss Re AG	1,001,057
	Taiwan - 1.1%
147,000	Chroma ATE, Inc.	817,170
67,000	Giant Manufacturing Co., Ltd.	560,152
		1,377,322
	United Kingdom - 5.3%
27,959	Atlantica Sustainable Infrastructure plc	863,933
5,220	Croda International plc	507,001
74,868	ITM Power plc*	308,442
239,408	Kingfisher plc	754,990
166,182	National Grid plc	2,468,961
62,761	Persimmon plc	1,634,564
		6,537,891
	United States - 52.8%
5,573	Acuity Brands, Inc.	961,231
35,105	AECOM	2,477,009
1,241	Alphabet, Inc. Class A*	2,832,198
684	Amazon.com, Inc.*	1,700,171
19,638	American Water Works Co., Inc.	3,025,823
15,472	Array Technologies, Inc.*	101,032
13,679	Aspen Technology, Inc.*	2,168,669
4,465	Autodesk, Inc.*	845,135
20,519	Avangrid, Inc.	910,018
8,842	Ball Corp.	717,617
11,380	ChargePoint Holdings, Inc.*(1)	147,257
30,905	Consolidated Edison, Inc.	2,866,130
6,824	Danaher Corp.	1,713,711
28,102	Darling Ingredients, Inc.*	2,062,406
10,336	Deere & Co.	3,902,357
4,414	Eaton Corp. plc	640,118
33,364	Eversource Energy	2,916,014
47,215	Exelon Corp.	2,208,718
14,431	First Solar, Inc.*	1,053,896
8,219	Fluence Energy, Inc.*(1)	75,368
14,917	FMC Corp.	1,977,099
8,346	Green Plains, Inc.*	234,272

The accompanying notes are an integral part of these financial statements.
12

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.5% - (continued)
	United States - 52.8% - (continued)
31,709	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		$ 1,268,043
3,735	Hubbell, Inc.		729,670
38,015	Johnson Controls International plc		2,275,958
27,389	Kroger Co.		1,477,910
5,873	Lowe's Cos., Inc.		1,161,268
9,806	Microsoft Corp.		2,721,361
3,806	Moody's Corp.		1,204,523
18,066	NextEra Energy, Inc.		1,283,047
15,116	Owens Corning		1,374,498
9,701	Plug Power, Inc.*		203,915
4,330	S&P Global, Inc.		1,630,245
10,436	Texas Instruments, Inc.		1,776,729
13,810	Verisk Analytics, Inc.		2,817,930
20,410	Waste Management, Inc.		3,356,220
28,265	Westinghouse Air Brake Technologies Corp.		2,541,306
83,521	Weyerhaeuser Co., REIT		3,442,736
6,764	Wolfspeed, Inc.*		620,326
			65,421,934
	Total Common Stocks (cost $111,935,669)		$ 119,505,151
WARRANTS - 0.1%
	Switzerland - 0.1%
5,766	Beijing Sinohytec Co., Ltd. Expires 03/17/2023*		$ 93,185
	Total Warrants (cost $253,455)		$ 93,185
	Total Long-Term Investments (cost $112,189,124)		$ 119,598,336
SHORT-TERM INVESTMENTS - 3.0%
	Other Investment Pools & Funds - 0.6%
$ 683,625	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.32%(3)		$ 683,625
	Repurchase Agreements - 1.6%
2,030,398	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $2,030,439; collateralized by U.S. Treasury Bond at 1.125%, maturing 05/15/2040, with a market value of $2,071,076		2,030,398
	Securities Lending Collateral - 0.8%
282,465	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(3)		282,465
685,201	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(3)		685,201
			967,666
	Total Short-Term Investments (cost $3,681,689)		$ 3,681,689
	Total Investments (cost $115,870,813)	99.6%	$ 123,280,025
	Other Assets and Liabilities	0.4%	504,058
	Total Net Assets	100.0%	$ 123,784,083
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $827,910, representing 0.7% of net assets.
(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
13

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 563,039	$ —	$ 563,039	$ —
Austria	589,764	—	589,764	—
Belgium	657,421	—	657,421	—
Canada	1,397,253	1,397,253	—	—
Chile	604,986	—	604,986	—
China	4,191,105	—	4,191,105	—
Denmark	1,990,353	—	1,990,353	—
France	4,198,624	—	4,198,624	—
Germany	6,373,236	—	6,373,236	—
Ireland	1,303,778	577,327	726,451	—
Israel	1,576,331	1,576,331	—	—
Italy	1,688,252	—	1,688,252	—
Japan	9,774,068	—	9,774,068	—
Netherlands	1,538,349	—	1,538,349	—
Norway	2,496,736	—	2,496,736	—
South Korea	1,686,079	—	1,686,079	—
Spain	2,921,684	—	2,921,684	—
Sweden	1,615,889	—	1,615,889	—
Switzerland	1,001,057	—	1,001,057	—
Taiwan	1,377,322	—	1,377,322	—
United Kingdom	6,537,891	863,933	5,673,958	—
United States	65,421,934	65,421,934	—	—
Warrants	93,185	93,185	—	—
Short-Term Investments	3,681,689	1,651,291	2,030,398	—
Total	$ 123,280,025	$ 71,581,254	$ 51,698,771	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
14

Hartford Emerging Markets Equity Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9%
	Brazil - 3.5%
745,600	Banco do Brasil S.A.	$ 5,009,928
540,021	Cia Energetica de Minas Gerais	1,602,384
122,300	CPFL Energia S.A.	894,254
427,624	JBS S.A.	3,273,813
206,100	Marfrig Global Foods S.A.	781,637
75,500	Sao Martinho S.A.	708,736
117,254	StoneCo Ltd. Class A*	1,104,533
182,100	Vale S.A.	3,067,812
		16,443,097
	Cayman Islands - 0.6%
323,768	Hello Group, Inc.	1,722,446
68,531	New Oriental Education & Technology Group, Inc. ADR	860,064
		2,582,510
	Chile - 0.3%
673,872	Cencosud S.A.	1,078,657
77,464	Falabella S.A.	217,560
		1,296,217
	China - 27.5%
890,300	3SBio, Inc.*(1)	628,100
7,064,131	Agricultural Bank of China Ltd. Class H	2,649,486
761,800	Alibaba Group Holding Ltd.*	9,292,191
41,867	Alibaba Group Holding Ltd. ADR*	4,064,867
270,121	Anhui Conch Cement Co., Ltd. Class H	1,467,846
17,596	Autohome, Inc.	511,516
3,709,000	BAIC Motor Corp. Ltd. Class H(1)	1,158,252
7,723	Baidu, Inc. ADR*	958,965
21,578,205	Bank of China Ltd. Class H	8,466,909
4,386,624	Bank of Communications Co., Ltd. Class H	3,052,603
904,513	Baoshan Iron & Steel Co., Ltd. Class A	880,260
19,000	BYD Co., Ltd. Class H	552,933
745,600	BYD Electronic International Co., Ltd.	1,486,241
7,325,345	China Cinda Asset Management Co., Ltd. Class H	1,235,235
4,771,137	China CITIC Bank Corp. Ltd. Class H	2,424,927
4,363,602	China Construction Bank Corp. Class H	3,108,626
456,500	China East Education Holdings Ltd.(1)	232,361
1,123,100	China Energy Engineering Corp. Ltd.*	409,061
1,081,000	China Everbright Bank Co., Ltd. Class H	391,611
2,703,600	China Feihe Ltd.(1)	2,570,495
1,950,000	China Galaxy Securities Co., Ltd. Class H	1,060,649
416,800	China International Capital Corp. Ltd. Class H(1)	835,422
976,100	China Medical System Holdings Ltd.	1,397,528
313,200	China Merchants Bank Co., Ltd. Class H	1,887,733
1,139,100	China National Building Material Co., Ltd. Class H	1,515,928
2,119,500	China Railway Group Ltd. Class A	2,272,305
1,445,000	China Resources Pharmaceutical Group Ltd.(1)	761,484
88,200	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	493,824
1,562,000	China Yuhua Education Corp. Ltd.(1)	271,829
64,700	Chongqing Brewery Co., Ltd. Class A*	1,222,037
872,400	CITIC Securities Co., Ltd. Class H	1,916,779
6,200	Contemporary Amperex Technology Co., Ltd. Class A	379,031
1,008,149	COSCO Shipping Holdings Co., Ltd. Class H*(2)	1,568,439
2,852,400	CSPC Pharmaceutical Group Ltd.	2,916,138
24,508	Daqo New Energy Corp. ADR*	1,018,798
127,700	Do-Fluoride New Materials Co., Ltd. Class A	603,733
2,312,000	Dongfeng Motor Group Co., Ltd. Class H	1,686,592
431,000	Dongyue Group Ltd.	507,409
977,200	GF Securities Co., Ltd. Class H	1,221,358
483,900	Great Wall Motor Co., Ltd. Class H	677,666
1,465,600	Guangzhou R&F Properties Co., Ltd. Class H(2)	544,071
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	China - 27.5% - (continued)
538,700	Haitong Securities Co., Ltd. Class H	$ 376,214
116,588	Hoshine Silicon Industry Co., Ltd. Class A	1,392,277
254,200	Huatai Securities Co., Ltd. Class H(1)	349,380
420,090	Huayu Automotive Systems Co., Ltd. Class A	1,239,100
157,700	Industrial Bank Co., Ltd. Class A	486,365
22,379	JD.com, Inc. ADR*	1,379,889
56,799	JD.com, Inc. Class A*	1,770,910
16,797	JOYY, Inc.	664,657
1,314,100	KWG Group Holdings Ltd.(2)	470,205
3,350,000	Lenovo Group Ltd.	3,252,859
534,700	Li Ning Co., Ltd.	4,167,541
2,904,600	Logan Group Co., Ltd.(2)	903,691
203,663	Lufax Holding Ltd. ADR	1,130,330
32,353	NetEase, Inc. ADR	3,084,211
116,500	North Industries Group Red Arrow Co., Ltd. Class A*	366,938
714,000	Orient Securities Co., Ltd.(1)	430,479
6,721,098	People's Insurance Co., Group of China Ltd. Class H	2,141,028
3,374,200	PetroChina Co., Ltd. Class A	2,734,788
14,773	Pinduoduo, Inc. ADR*	636,569
1,395,300	Powerlong Real Estate Holdings Ltd.	473,144
1,089,039	RLX Technology, Inc.*(2)	2,210,749
281,150	SAIC Motor Corp. Ltd. Class A	675,475
604,200	Seazen Group Ltd.	255,206
1,244,800	Shaanxi Coal Industry Co., Ltd. Class A	3,252,316
294,000	Shanxi Xishan Coal & Electricity Power Co., Ltd.	626,206
476,700	Shenzhen Overseas Chinese Town Co., Ltd. Class A	435,482
303,200	Sichuan Kelun Pharmaceutical Co., Ltd. Class A	778,303
792,249	Sinotruk Hong Kong Ltd.	958,244
2,016,400	Sunac China Holdings Ltd.(2)(3)(4)	1,176,897
248,380	Tencent Holdings Ltd.	11,704,879
430,164	Tencent Music Entertainment Group ADR*	1,828,197
459,200	Topsports International Holdings Ltd.(1)	351,219
215,565	Vipshop Holdings Ltd. ADR*	1,651,228
19,274	Weibo Corp.*	446,000
158,200	Yihai International Holding Ltd.	445,345
654,500	Zhongsheng Group Holdings Ltd.	4,324,815
		128,872,374
	Greece - 0.3%
298,200	National Bank of Greece S.A.*	1,182,803
	Hong Kong - 2.4%
1,092,000	Bosideng International Holdings Ltd.	544,658
553,900	China Gas Holdings Ltd.	675,186
1,673,400	China Jinmao Holdings Group Ltd.	549,971
684,800	China Traditional Chinese Medicine Co., Ltd.	333,649
577,360	Hopson Development Holdings Ltd.	1,113,204
402,500	Kingboard Holdings Ltd.	1,812,102
829,500	Kunlun Energy Co., Ltd.	688,391
4,231,300	Shimao Group Holdings Ltd.(2)(3)(4)	2,383,375
2,401,000	Sino Biopharmaceutical Ltd.	1,259,400
2,498,600	Sun Art Retail Group Ltd.(2)	775,599
4,660,000	Truly International Holdings Ltd.	1,269,223
		11,404,758
	Hungary - 0.1%
34,600	Richter Gedeon Nyrt	690,342
	India - 12.7%
63,809	Adani Total Gas Ltd.	2,045,886
46,863	Adani Transmission Ltd.*	1,694,651
20,985	Apollo Hospitals Enterprise Ltd.	1,215,172
13,481	Bajaj Finserv Ltd.	2,598,168
81,930	Balkrishna Industries Ltd.	2,281,432
402,005	Bharat Electronics Ltd.	1,244,216
9,362	Coforge Ltd.	508,848

The accompanying notes are an integral part of these financial statements.
15

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	India - 12.7% - (continued)
13,939	Deepak Nitrite Ltd.	$ 418,986
47,614	Divi's Laboratories Ltd.	2,787,225
222,900	Hindalco Industries Ltd.	1,387,718
526,982	ICICI Bank Ltd.	5,065,910
49,400	Indian Railway Catering & Tourism Corp. Ltd.	475,480
208,118	Infosys Ltd.	4,217,965
122,800	Jindal Steel & Power Ltd.	856,289
102,194	JSW Steel Ltd.	961,845
23,424	L&T Technology Services Ltd.(1)	1,238,923
18,720	Larsen & Toubro Infotech Ltd.(1)	1,171,831
55,528	Mindtree Ltd.	2,540,927
482,800	Oil & Natural Gas Corp. Ltd.	1,000,557
2,400	Page Industries Ltd.	1,423,150
793,808	Power Finance Corp. Ltd.	1,214,439
475,736	Power Grid Corp. of India Ltd.	1,409,775
826,196	State Bank of India	5,306,350
68,291	Sun Pharmaceutical Industries Ltd.	825,500
29,145	Tata Elxsi Ltd.	2,919,080
127,400	Tata Power Co., Ltd. (The)	399,171
99,812	Tata Steel Ltd.	1,638,829
118,311	Tech Mahindra Ltd.	1,932,270
165,800	Titan Co., Ltd.	5,290,436
603,300	TV18 Broadcast Ltd.*	420,674
189,779	United Spirits Ltd.*	2,127,693
168,359	Vedanta Ltd.	885,620
		59,505,016
	Indonesia - 0.9%
4,304,200	Adaro Energy Tbk PT	983,402
4,405,500	Astra International Tbk PT	2,300,294
3,792,300	Perusahaan Gas Negara Persero Tbk PT*	377,529
293,200	United Tractors Tbk PT	612,308
		4,273,533
	Malaysia - 1.3%
951,200	Hartalega Holdings Bhd	961,360
1,717,400	Kossan Rubber Industries Bhd	725,857
876,300	Petronas Chemicals Group Bhd	2,057,146
2,489,403	Supermax Corp. Bhd	634,716
3,959,900	Top Glove Corp. Bhd	1,528,111
		5,907,190
	Mexico - 1.3%
79,900	Grupo Aeroportuario del Sureste S.A.B. de C.V.	1,742,361
494,400	Grupo Bimbo S.A.B. de C.V. Series A	1,522,219
176,300	Grupo Financiero Banorte S.A.B. de C.V. Class O	1,162,000
276,200	Grupo Financiero Inbursa S.A.B. de C.V. Class O*(2)	469,255
406,000	Orbia Advance Corp. S.A.B. de C.V.	976,079
		5,871,914
	Poland - 0.6%
74,882	Bank Polska Kasa Opieki S.A.	1,645,552
370	LPP S.A.	781,876
245,878	PGE Polska Grupa Energetyczna S.A.*	546,816
		2,974,244
	Qatar - 1.3%
1,030,324	Barwa Real Estate Co.	957,529
698,050	Industries Qatar QSC	3,599,967
201,200	Ooredoo QPSC	413,753
93,408	Qatar Islamic Bank SAQ	628,149
1,181,912	United Development Co.	470,590
		6,069,988
	Russia - 0.0%
722,940	Gazprom PJSC ADR(3)(4)	—
59,500	Lukoil PJSC ADR(3)(4)	—
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Russia - 0.0% - (continued)
94,256	Magnit PJSC GDR(3)(4)	$ —
8,412	Novatek PJSC GDR(3)(4)	—
574	PhosAgro PJSC(3)(4)	—
89,080	PhosAgro PJSC GDR(3)(4)	—
432,620	Surgutneftegas PJSC ADR(3)(4)	—
		—
	Saudi Arabia - 5.7%
214,486	Al Rajhi Bank	10,098,706
502,407	Alinma Bank	5,552,088
182,108	Riyad Bank	1,980,912
59,700	SABIC Agri-Nutrients Co.	2,588,040
42,700	Saudi Arabian Mining Co.*	1,571,025
18,950	Saudi Research & Media Group*	1,335,816
113,238	Saudi Telecom Co.	3,502,082
		26,628,669
	South Africa - 3.7%
4,600	Anglo American Platinum Ltd.	511,099
79,460	Aspen Pharmacare Holdings Ltd.	856,009
15,043	Bid Corp. Ltd.	314,815
49,200	Impala Platinum Holdings Ltd.	636,422
113,531	Investec Ltd.	691,790
43,500	Kumba Iron Ore Ltd.	1,444,134
410,367	MTN Group Ltd.	4,352,350
240,667	MultiChoice Group Ltd.	1,970,444
94,167	Sasol Ltd.*	2,306,801
113,900	Shoprite Holdings Ltd.	1,645,175
782,625	Sibanye Stillwater Ltd.	2,707,610
		17,436,649
	South Korea - 13.3%
3,000	AfreecaTV Co., Ltd.	257,150
3,200	BGF retail Co., Ltd.	457,730
137,511	BNK Financial Group, Inc.	852,847
82,169	Daewoo Engineering & Construction Co., Ltd.*	435,589
197,663	DGB Financial Group, Inc.	1,393,295
9,969	E-Mart, Inc.	1,031,575
33,057	Hana Financial Group, Inc.	1,227,298
46,786	Hankook Tire & Technology Co., Ltd.	1,284,124
20,208	Hyundai Mobis Co., Ltd.	3,287,581
25,400	Hyundai Motor Co.	3,685,228
186,726	Industrial Bank of Korea	1,656,798
107,172	KB Financial Group, Inc.	4,986,079
94,071	Kia Corp.	6,170,140
12,438	Korea Gas Corp.	406,574
65,000	KT Corp.	1,830,156
53,306	KT Corp. ADR	742,553
88,743	LG Display Co., Ltd.	1,159,535
12,801	LG Electronics, Inc.	1,159,349
4,421	LG Innotek Co., Ltd.	1,199,585
34,800	NHN Corp.*	960,569
10,476	POSCO Holdings, Inc.	2,391,951
407,634	Samsung Electronics Co., Ltd.	21,724,261
14,342	SD Biosensor, Inc.	513,075
18,500	Shinhan Financial Group Co., Ltd.	614,655
18,400	SK Hynix, Inc.	1,612,357
14,724	SK Telecom Co., Ltd.	664,173
48,977	Woori Financial Group, Inc.	567,419
		62,271,646
	Taiwan - 13.0%
15,000	Advanced Energy Solution Holding Co., Ltd.	457,093
1,986,200	Cathay Financial Holding Co., Ltd.	4,176,108
95,100	E Ink Holdings, Inc.	543,717
16,500	eMemory Technology, Inc.	693,444

The accompanying notes are an integral part of these financial statements.
16

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Taiwan - 13.0% - (continued)
435,000	Evergreen Marine Corp. Taiwan Ltd.	$ 2,091,016
2,280,865	Fubon Financial Holding Co., Ltd.	5,727,061
101,300	Hon Hai Precision Industry Co., Ltd.	347,062
52,700	International Games System Co., Ltd.	1,293,895
254,959	MediaTek, Inc.	7,028,704
17,000	momo.com, Inc.	448,752
55,800	Nan Ya Printed Circuit Board Corp.	741,160
87,500	Novatek Microelectronics Corp.	1,157,500
22,400	Parade Technologies Ltd.	1,065,267
466,000	Pegatron Corp.	1,104,014
448,400	Pou Chen Corp.	467,610
89,300	Realtek Semiconductor Corp.	1,211,758
829,000	Ruentex Development Co., Ltd.	2,169,720
15,824	Silicon Motion Technology Corp. ADR	1,201,516
1,302,676	Taiwan Semiconductor Manufacturing Co., Ltd.	23,555,827
148,000	Unimicron Technology Corp.	1,038,090
1,480,824	United Microelectronics Corp.	2,352,420
251,000	Vanguard International Semiconductor Corp.	883,153
103,300	Wan Hai Lines Ltd.	500,719
385,000	Winbond Electronics Corp.	347,587
		60,603,193
	Thailand - 3.1%
247,700	Bangkok Bank PCL	946,297
995,200	Com7 PCL	1,213,127
697,400	Kasikornbank PCL	3,069,017
485,300	Kiatnakin Phatra Bank PCL	1,023,735
1,355,800	Krung Thai Bank PCL	601,698
975,500	PTT Exploration & Production PCL	4,300,745
722,100	PTT Global Chemical PCL	1,054,161
224,200	Siam Commercial Bank PCL	752,788
755,000	Thai Vegetable Oil PCL	710,912
364,500	Thonburi Healthcare Group PCL	654,504
9,411,500	TMBThanachart Bank PCL	357,225
94,115	TTB W1	769
		14,684,978
	Turkey - 0.5%
365,900	Haci Omer Sabanci Holding AS(2)	492,568
146,300	KOC Holding AS	396,091
4,517,390	Yapi ve Kredi Bankasi AS	1,478,353
		2,367,012
	United Arab Emirates - 1.8%
649,200	Abu Dhabi Commercial Bank PJSC	1,794,603
559,945	Abu Dhabi Islamic Bank PJSC	1,333,683
1,169,847	Aldar Properties PJSC	1,792,437
442,137	Emirates NBD Bank PJSC	1,826,532
268,735	First Abu Dhabi Bank PJSC	1,641,800
		8,389,055
	Total Common Stocks (cost $438,907,616)	$ 439,455,188
PREFERRED STOCKS - 2.2%
	Brazil - 2.2%
273,300	Cia de Transmissao de Energia Eletrica Paulista	$ 1,390,837
92,100	Gerdau S.A. (Preference Shares)	521,048
1,363,100	Petroleo Brasileiro S.A.	8,348,521
		10,260,406
	Total Preferred Stocks (cost $8,318,739)	$ 10,260,406
Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Hong Kong - 0.0%
199,920	DFZQ Right		$ —
	Total Rights (cost $—)		$ —
	Total Long-Term Investments (cost $447,226,355)		$ 449,715,594
SHORT-TERM INVESTMENTS - 3.2%
	Repurchase Agreements - 2.6%
11,970,059	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $11,970,298; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $12,209,532		$ 11,970,059
	Securities Lending Collateral - 0.6%
792,690	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(5)		792,690
1,922,902	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(5)		1,922,902
			2,715,592
	Total Short-Term Investments (cost $14,685,651)		$ 14,685,651
	Total Investments (cost $461,912,006)	99.3%	$ 464,401,245
	Other Assets and Liabilities	0.7%	3,383,501
	Total Net Assets	100.0%	$ 467,784,746
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $9,999,775, representing 2.1% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

The accompanying notes are an integral part of these financial statements.
17

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $3,560,272, which represented 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	174	06/17/2022	$ 9,199,380	$ (250,170)
Total futures contracts				$ (250,170)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 16,443,097	$ 16,443,097	$ —	$ —
Cayman Islands	2,582,510	2,582,510	—	—
Chile	1,296,217	1,296,217	—	—
China	128,872,374	23,958,322	103,737,155	1,176,897
Greece	1,182,803	—	1,182,803	—
Hong Kong	11,404,758	—	9,021,383	2,383,375
Hungary	690,342	—	690,342	—
India	59,505,016	2,045,886	57,459,130	—
Indonesia	4,273,533	612,308	3,661,225	—
Malaysia	5,907,190	5,907,190	—	—
Mexico	5,871,914	5,871,914	—	—
Poland	2,974,244	—	2,974,244	—
Qatar	6,069,988	1,512,492	4,557,496	—
Russia	—	—	—	—
Saudi Arabia	26,628,669	26,628,669	—	—
South Africa	17,436,649	4,344,157	13,092,492	—
South Korea	62,271,646	742,553	61,529,093	—
Taiwan	60,603,193	1,201,516	59,401,677	—
Thailand	14,684,978	10,668,895	4,016,083	—
Turkey	2,367,012	396,091	1,970,921	—
United Arab Emirates	8,389,055	1,641,800	6,747,255	—
Preferred Stocks	10,260,406	10,260,406	—	—
Rights	—	—	—	—
Short-Term Investments	14,685,651	2,715,592	11,970,059	—
Total	$ 464,401,245	$ 118,829,615	$ 342,011,358	$ 3,560,272
Liabilities
Futures Contracts(2)	$ (250,170)	$ (250,170)	$ —	$ —
Total	$ (250,170)	$ (250,170)	$ —	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $14,049,417 were transferred into Level 3 due to the unavailability of active market pricing, and investments valued at $2,560,752 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
18

Hartford Global Impact Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.5%
	Australia - 0.7%
60,959	SEEK Ltd.	$ 1,194,515
	Bangladesh - 0.7%
330,822	GrameenPhone Ltd.	1,220,786
	Brazil - 2.5%
252,400	Telefonica Brasil S.A.	2,715,472
468,400	YDUQS Participacoes S.A.	1,527,242
		4,242,714
	Canada - 3.5%
111,719	Brookfield Renewable Partners L.P.*	3,933,406
44,122	Stantec, Inc.	2,025,357
		5,958,763
	China - 1.1%
39,500	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,867,637
	Finland - 1.7%
566,179	Nokia Oyj*	2,870,567
	France - 3.0%
54,088	Nexity S.A.	1,642,443
24,168	Schneider Electric SE	3,467,361
		5,109,804
	Germany - 0.6%
27,001	Vonovia SE	1,075,746
	India - 0.6%
64,859	Shriram Transport Finance Co., Ltd.	1,007,482
	Indonesia - 1.9%
9,992,429	Bank Rakyat Indonesia Persero Tbk PT	3,329,347
	Ireland - 1.7%
21,576	Trane Technologies plc	3,018,267
	Israel - 2.0%
22,519	CyberArk Software Ltd.*	3,538,636
	Japan - 1.1%
80,948	Katitas Co., Ltd.	1,888,262
	Kenya - 0.9%
5,608,300	Safaricom plc	1,617,753
	Netherlands - 4.5%
36,139	Aalberts N.V.	1,756,076
21,093	Koninklijke DSM N.V.	3,545,936
58,022	Signify N.V.(1)	2,454,771
		7,756,783
	Puerto Rico - 1.9%
43,035	Popular, Inc.	3,356,300
	South Africa - 3.1%
2,706,456	Old Mutual Ltd.	2,171,252
335,172	Vodacom Group Ltd.	3,225,546
		5,396,798
	South Korea - 1.6%
5,646	Samsung SDI Co., Ltd.	2,689,496
	Spain - 2.7%
23,766	Acciona S.A.(2)	4,652,133
	Sweden - 0.7%
16,881	MIPS AB	1,198,879
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.5% - (continued)
	Switzerland - 1.0%
30,898	Landis+Gyr Group AG*	$ 1,724,390
	Taiwan - 2.3%
334,000	Chroma ATE, Inc.	1,856,699
77,891	MediaTek, Inc.	2,147,297
		4,003,996
	United Kingdom - 3.9%
11,155	Croda International plc	1,083,447
25,510	Genus plc	801,494
115,129	Hikma Pharmaceuticals plc	2,704,428
113,056	Nomad Foods Ltd.*	2,087,014
		6,676,383
	United States - 50.8%
16,453	Advanced Drainage Systems, Inc.	1,685,774
31,113	Agilent Technologies, Inc.	3,710,848
99,660	agilon health, Inc.*	1,770,958
18,530	Alexandria Real Estate Equities, Inc. REIT	3,375,425
19,429	Amedisys, Inc.*	2,480,112
32,054	Ball Corp.	2,601,503
30,073	Baxter International, Inc.	2,136,987
15,650	Block, Inc. Class A*	1,557,801
30,694	Boston Properties, Inc. REIT	3,609,614
120,207	Boston Scientific Corp.*	5,061,917
17,366	Danaher Corp.	4,361,124
34,286	Darling Ingredients, Inc.*	2,516,250
20,676	Etsy, Inc.*	1,926,796
74,514	Evoqua Water Technologies Corp.*	3,106,489
14,800	F5, Inc.*	2,477,668
17,463	First Solar, Inc.*	1,275,323
31,888	Globe Life, Inc.	3,127,575
48,485	GoDaddy, Inc. Class A*	3,918,073
24,921	Health Catalyst, Inc.*	414,685
16,731	Hubbell, Inc.	3,268,568
7,136	Illumina, Inc.*	2,116,894
10,113	Insulet Corp.*	2,416,906
169,072	Laureate Education, Inc. Class A	1,915,586
18,270	Mimecast Ltd.*	1,455,754
77,479	National Vision Holdings, Inc.*	2,917,084
56,191	OneMain Holdings, Inc.	2,580,853
124,391	PGT Innovations, Inc.*	2,210,428
105,107	PowerSchool Holdings, Inc.*	1,591,320
25,450	Rapid7, Inc.*	2,430,984
2,755	Rivian Automotive, Inc.*(2)	83,311
23,785	Sun Communities, Inc. REIT	4,175,932
14,932	Tetra Tech, Inc.	2,079,729
41,118	Upwork, Inc.*	862,245
10,842	Watts Water Technologies, Inc. Class A	1,381,921
40,973	Westinghouse Air Brake Technologies Corp.	3,683,882
17,926	Xylem, Inc.	1,443,043
		87,729,362
	Total Common Stocks (cost $160,620,135)	$ 163,124,799
SHORT-TERM INVESTMENTS - 5.8%
	Repurchase Agreements - 3.4%
5,941,106	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $5,941,225; collateralized by U.S. Treasury Government Bond at 4.250%, maturing 05/15/2039, with a market value of $6,059,955	$ 5,941,106

The accompanying notes are an integral part of these financial statements.
19

Hartford Global Impact Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.8% - (continued)
	Securities Lending Collateral - 2.4%
1,198,755	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(3)		$ 1,198,755
2,907,933	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(3)		2,907,933
			4,106,688
	Total Short-Term Investments (cost $10,047,794)		$ 10,047,794
	Total Investments (cost $170,667,929)	100.3%	$ 173,172,593
	Other Assets and Liabilities	(0.3)%	(559,865)
	Total Net Assets	100.0%	$ 172,612,728
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of this security was $2,454,771, representing 1.4% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
485,327	USD	7,029,616,430	IDR	SSG	05/09/2022	$ 708
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
20

Hartford Global Impact Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,194,515	$ —	$ 1,194,515	$ —
Bangladesh	1,220,786	1,220,786	—	—
Brazil	4,242,714	4,242,714	—	—
Canada	5,958,763	5,958,763	—	—
China	1,867,637	—	1,867,637	—
Finland	2,870,567	—	2,870,567	—
France	5,109,804	—	5,109,804	—
Germany	1,075,746	—	1,075,746	—
India	1,007,482	—	1,007,482	—
Indonesia	3,329,347	—	3,329,347	—
Ireland	3,018,267	3,018,267	—	—
Israel	3,538,636	3,538,636	—	—
Japan	1,888,262	—	1,888,262	—
Kenya	1,617,753	—	1,617,753	—
Netherlands	7,756,783	—	7,756,783	—
Puerto Rico	3,356,300	3,356,300	—	—
South Africa	5,396,798	3,225,546	2,171,252	—
South Korea	2,689,496	—	2,689,496	—
Spain	4,652,133	—	4,652,133	—
Sweden	1,198,879	—	1,198,879	—
Switzerland	1,724,390	—	1,724,390	—
Taiwan	4,003,996	—	4,003,996	—
United Kingdom	6,676,383	2,087,014	4,589,369	—
United States	87,729,362	87,729,362	—	—
Short-Term Investments	10,047,794	4,106,688	5,941,106	—
Foreign Currency Contracts(2)	708	—	708	—
Total	$ 173,173,301	$ 118,484,076	$ 54,689,225	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
21

Hartford International Equity Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Argentina - 0.0%
42,182	YPF S.A. ADR*	$ 178,852
	Australia - 2.7%
36,730	ASX Ltd.	2,220,683
715,272	Aurizon Holdings Ltd.	2,020,011
301,045	Austal Ltd.	428,501
115,103	Computershare Ltd.	2,029,274
15,764	CSL Ltd.	3,008,561
23,293	Domino's Pizza Enterprises Ltd.	1,221,045
1,203,346	Mirvac Group REIT	2,033,763
221,682	OceanaGold Corp.*	552,199
137,885	Reece Ltd.	1,675,248
363,184	Resolute Mining Ltd.*(1)	89,659
578,856	Tabcorp Holdings Ltd.	2,213,670
71,451	Wesfarmers Ltd.	2,472,424
		19,965,038
	Austria - 0.5%
109,656	Erste Group Bank AG	3,414,222
25,199	Zumtobel Group AG	182,012
		3,596,234
	Belgium - 0.5%
21,079	Ageas S.A.	1,008,663
75,295	AGFA-Gevaert N.V.*	301,434
33,138	Anheuser-Busch InBev S.A.	1,906,745
47,270	bpost S.A.*	286,409
		3,503,251
	Brazil - 1.4%
76,943	Atacadao S.A.	320,132
232,800	B3 S.A. - Brasil Bolsa Balcao	626,269
438,892	Caixa Seguridade Participacoes S/A	695,985
123,700	Cia de Saneamento Basico do Estado de Sao Paulo	1,114,162
124,600	Localiza Rent a Car S.A.	1,334,221
585,988	Magazine Luiza S.A.	578,408
86,716	Petroleo Brasileiro S.A. ADR	1,176,736
77,870	Telefonica Brasil S.A.	837,773
208,286	Ultrapar Participacoes S.A.	550,632
158,024	Vale S.A. ADR	2,669,025
5,011	XP, Inc.*	124,182
		10,027,525
	Canada - 6.0%
49,184	ARC Resources Ltd.	681,872
35,521	Bank of Montreal	3,766,252
37,586	Bank of Nova Scotia	2,380,120
61,479	Barrick Gold Corp.	1,371,092
36,692	Cameco Corp.	947,397
33,509	Canadian National Railway Co.	3,940,793
63,618	Centerra Gold, Inc.(1)	588,813
38,214	Eldorado Gold Corp.*	371,440
73,887	Fortis, Inc.	3,595,280
26,787	Intact Financial Corp.	3,747,448
127,230	Kinross Gold Corp.	646,328
13,776	Lululemon Athletica, Inc.*	4,885,383
16,891	National Bank of Canada	1,179,668
66,964	Pembina Pipeline Corp.	2,533,858
80,863	Royal Bank of Canada	8,167,185
74,645	Toronto-Dominion Bank	5,391,593
99,662	Trican Well Service Ltd.*	347,554
		44,542,076
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Chile - 0.1%
375,654	Embotelladora Andina S.A. Class B	$ 682,799
128,604	Empresa Nacional de Telecomunicaciones S.A.	469,770
		1,152,569
	China - 7.6%
35,000	Airtac International Group	949,836
31,158	Alibaba Group Holding Ltd. ADR*	3,025,130
352,500	Anhui Conch Cement Co., Ltd. Class H	1,915,496
42,800	ANTA Sports Products Ltd.	491,879
8,300	Baidu, Inc. ADR*	1,030,611
983,474	China BlueChemical Ltd. Class H	338,069
6,903,072	China Construction Bank Corp. Class H	4,917,742
527,432	China Merchants Bank Co., Ltd. Class H	3,178,962
7,026,671	China Reinsurance Group Corp. Class H	612,648
450,274	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	2,521,042
15,697,370	China Tower Corp. Ltd. Class H(2)	1,832,027
839,485	China Vanke Co., Ltd. Class H	1,979,505
3,085,545	CSPC Pharmaceutical Group Ltd.	3,154,493
2,491,259	Dongfeng Motor Group Co., Ltd. Class H	1,817,361
852,000	Dongyue Group Ltd.	1,003,045
30,210	GDS Holdings Ltd.*(1)	949,198
498,000	Haidilao International Holding Ltd.(1)(2)	966,617
254,427	Haier Smart Home Co., Ltd. Class A	989,896
196,906	Jiangsu Hengrui Medicine Co., Ltd. Class A	877,223
226,000	Kingdee International Software Group Co., Ltd.*	461,174
196,200	Livzon Pharmaceutical Group, Inc. Class A	987,330
99,473	Meituan Class B*(2)	2,131,348
109,500	Midea Group Co., Ltd. Class A	939,829
1,286,000	PetroChina Co., Ltd. Class H	610,456
290,500	Ping An Insurance Group Co. of China Ltd. Class H	1,836,167
598,574	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	967,878
122,879	Shenzhou International Group Holdings Ltd.	1,667,341
4,542,000	Sinopec Engineering Group Co., Ltd. Class H	2,378,950
227,820	Tencent Holdings Ltd.	10,735,991
40,346	ZTO Express Cayman, Inc. ADR	1,109,919
		56,377,163
	Cyprus - 0.0%
23,552	Ozon Holdings plc ADR*(3)(4)	—
	Denmark - 0.9%
21,412	Carlsberg A/S Class B	2,720,033
1,376	D/S Norden A/S	51,126
24,588	DSV Panalpina A/S	4,031,244
		6,802,403
	Finland - 0.6%
44,712	Kone Oyj Class B	2,149,650
270,503	Nokia Oyj*	1,371,469
27,536	Orion Oyj Class B(1)	1,080,031
		4,601,150
	France - 9.1%
122,751	Accor S.A.*	4,032,814
44,237	Airbus SE	4,842,706
172,088	AXA S.A.(1)	4,552,591
29,670	BNP Paribas S.A.	1,538,430
86,666	Bureau Veritas S.A.	2,489,629
29,930	Capgemini SE	6,093,119
48,803	Carrefour S.A.	1,034,993
34,898	Cie de Saint-Gobain	2,035,885
8,462	Criteo S.A. ADR*	209,688
50,855	Danone S.A.(1)	3,075,265
5,668	Dassault Aviation S.A.	951,120
139,046	Engie S.A.(1)	1,640,808

The accompanying notes are an integral part of these financial statements.
22

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	France - 9.1% - (continued)
150,622	Groupe Eurotunnel SE	$ 2,756,248
14,126	Imerys S.A.	555,728
11,624	L'Oreal S.A.	4,228,926
2,086	LVMH Moet Hennessy Louis Vuitton SE	1,349,924
38,761	Metropole Television S.A.	719,294
105,558	Orange S.A.	1,256,710
29,929	Quadient S.A.	559,710
27,931	Renault S.A.*	682,455
27,008	Rexel S.A.*	553,250
48,287	Schneider Electric SE	6,927,693
29,208	SCOR SE	825,822
51,212	Societe Generale S.A.	1,230,831
29,916	Sodexo S.A.	2,250,448
1,446	Sopra Steria Group	256,272
91,331	Television Francaise	773,499
107,578	TotalEnergies SE	5,282,399
12,585	Vicat S.A.(1)	378,444
40,316	Vinci S.A.(1)	3,912,017
		66,996,718
	Germany - 4.3%
38,616	Brenntag SE	2,979,745
102,974	Ceconomy AG	352,807
10,802	Continental AG*	740,381
30,356	Daimler Truck Holding AG*	816,416
21,762	Deutsche Boerse AG	3,788,645
220,862	Deutsche Telekom AG	4,068,532
36,622	Fresenius Medical Care AG & Co. KGaA	2,277,407
44,122	Fresenius SE & Co. KGaA	1,559,623
28,564	Fuchs Petrolub SE	900,944
7,164	HeidelbergCement AG	412,700
120,626	Infineon Technologies AG	3,423,753
16,089	Mercedes-Benz Group AG	1,123,031
9,128	Merck KGaA	1,693,493
32,350	SAP SE	3,278,541
25,016	Scout24 SE(2)	1,582,219
69,719	Zalando SE*(2)	2,743,181
		31,741,418
	Hong Kong - 3.2%
415,626	AIA Group Ltd.	4,083,009
914,000	China Merchants Port Holdings Co., Ltd.	1,595,658
359,178	China Overseas Land & Investment Ltd.	1,109,601
839,201	China Resources Gas Group Ltd.	3,153,203
180,478	CK Asset Holdings Ltd.	1,223,485
121,247	Dah Sing Financial Holdings Ltd.	352,820
184,889	G-Resources Group Ltd.*	64,216
1,237,651	HKT Trust & HKT Ltd.	1,775,959
106,402	Hong Kong Exchanges & Clearing Ltd.	4,513,464
114,561	iClick Interactive Asia Group Ltd. ADR*	117,998
513,648	Pacific Basin Shipping Ltd.	235,667
329,520	PAX Global Technology Ltd.	284,059
1,844,885	Sino Biopharmaceutical Ltd.	967,700
248,107	Techtronic Industries Co., Ltd.	3,311,756
533,547	WH Group Ltd.(2)	368,467
265,539	Yue Yuen Industrial Holdings Ltd.*	390,577
		23,547,639
	Hungary - 0.1%
268,065	Magyar Telekom Telecommunications plc	290,117
11,388	OTP Bank Nyrt*	339,697
		629,814
	India - 2.7%
31,845	Asian Paints Ltd.	1,342,336
307,062	Bharti Airtel Ltd.*	2,851,290
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	India - 2.7% - (continued)
176,259	Canara Bank*	$ 524,417
125,439	ICICI Bank Ltd. ADR	2,388,359
158,205	Infosys Ltd.	3,206,369
203,422	Oil & Natural Gas Corp. Ltd.	421,573
48,393	Reliance Industries Ltd.	1,753,396
66,214	Reliance Industries Ltd. GDR(2)	4,734,957
61,365	Tata Consultancy Services Ltd.	2,828,210
49,794	Zee Entertainment Enterprises Ltd.	159,870
		20,210,777
	Indonesia - 1.0%
1,305,300	Astra International Tbk PT	681,551
6,198,825	Bank Central Asia Tbk PT	3,476,745
2,192,315	Bank Mandiri Persero Tbk PT	1,346,158
4,599,300	Bank Rakyat Indonesia Persero Tbk PT	1,532,427
1,068,305	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	101,389
		7,138,270
	Ireland - 1.8%
329,446	AIB Group plc	715,601
156,954	Bank of Ireland Group plc*	951,252
85,734	Experian plc	2,960,768
29,187	Flutter Entertainment plc*	2,948,080
66,031	James Hardie Industries plc	1,903,558
12,832	Linde plc*(1)	4,024,597
		13,503,856
	Italy - 2.2%
64,363	Assicurazioni Generali S.p.A.	1,218,590
297,039	BPER Banca	496,232
322,979	Davide Campari-Milano N.V.	3,644,230
153,915	Eni S.p.A.	2,151,545
17,693	Ferrari N.V.	3,725,345
65,916	Moncler S.p.A.	3,433,808
141,755	UniCredit S.p.A.	1,311,954
		15,981,704
	Japan - 13.2%
14,580	Adastria Co., Ltd.	241,634
22,370	Aeon Delight Co., Ltd.	478,134
47,550	Alfresa Holdings Corp.	646,618
59,990	Alps Electric Co., Ltd.	531,069
65,273	Asahi Group Holdings Ltd.	2,460,323
30,650	ASKUL Corp.	375,326
251,850	Astellas Pharma, Inc.	3,834,596
4,170	Benesse Holdings, Inc.	72,962
67,920	Chiyoda Corp.*	224,567
13,509	Chubu Steel Plate Co., Ltd.	83,701
43,500	Chugai Pharmaceutical Co., Ltd.	1,303,484
88,140	Citizen Watch Co., Ltd.	332,650
14,680	CMIC Holdings Co., Ltd.	168,984
45,760	Cosel Co., Ltd.	266,819
65,220	Dai-ichi Life Holdings, Inc.	1,305,966
47,980	DeNA Co., Ltd.*	695,426
7,778	Eisai Co., Ltd.	338,739
7,760	Enplas Corp.	165,988
32,105	Fuji Media Holdings, Inc.	277,285
122,000	Hino Motors Ltd.	629,763
28,150	Hisaka Works Ltd.	166,228
88,830	Honda Motor Co., Ltd.	2,336,544
43,910	Ichiyoshi Securities Co., Ltd.	193,284
108,600	Inpex Corp.	1,292,141
84,202	Isuzu Motors Ltd.	982,282
50,990	Japan Airlines Co., Ltd.*	841,818
22,040	Japan Petroleum Exploration Co., Ltd.	439,345

The accompanying notes are an integral part of these financial statements.
23

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Japan - 13.2% - (continued)
109,160	JGC Holdings Corp.	$ 1,235,275
36,130	Kamigumi Co., Ltd.	613,448
74,005	Kao Corp.	2,966,007
145,360	KDDI Corp.	4,813,551
8,340	Keyence Corp.	3,352,714
167,810	Kirin Holdings Co., Ltd.	2,446,288
19,170	Kissei Pharmaceutical Co., Ltd.	379,340
42,350	Kyoei Steel Ltd.	434,510
19,650	Makino Milling Machine Co., Ltd.	605,483
32,830	Maruichi Steel Tube Ltd.	700,669
47,830	Maxell Holdings Ltd.	426,487
21,370	Miraial Co., Ltd.	272,240
80,700	Mitsubishi Estate Co., Ltd.	1,175,522
16,871	Mitsubishi Heavy Industries Ltd.	576,821
94,510	Mitsubishi Motors Corp.*	236,370
341,390	Mitsubishi UFJ Financial Group, Inc.	1,984,627
40,760	MS&AD Insurance Group Holdings, Inc.	1,213,314
56,100	Nakayama Steel Works Ltd.	184,231
41,790	Neturen Co., Ltd.	188,906
24,255	Nichicon Corp.	219,626
65,040	Nikon Corp.	730,843
418	Nippon Building Fund, Inc.	2,169,965
35,420	Nippon Chemi-Con Corp.*	491,663
60,544	Nippon Television Holdings, Inc.	581,114
198,730	Nissan Motor Co., Ltd.*	795,625
35,586	Nitori Holdings Co., Ltd.	3,661,063
65,070	NOK Corp.	553,633
100,965	Nomura Holdings, Inc.	388,761
11,726	Obic Co., Ltd.	1,732,390
14,590	OKUMA Corp.	521,467
62,960	Ono Pharmaceutical Co., Ltd.	1,617,476
26,500	Paramount Bed Holdings Co., Ltd.	441,356
357,760	Resona Holdings, Inc.	1,555,693
19,470	Sanyo Shokai Ltd.*	126,191
30,263	Secom Co., Ltd.	2,129,137
84,207	Seven & i Holdings Co., Ltd.	3,723,372
10,560	Shimamura Co., Ltd.	936,549
23,777	Shin-Etsu Chemical Co., Ltd.	3,267,780
47,720	Shiseido Co., Ltd.	2,255,793
250,353	Softbank Corp.	2,913,574
38,460	Sony Group Corp.	3,319,137
32,330	Stanley Electric Co., Ltd.	557,470
65,930	Subaru Corp.	1,000,468
90,170	Sumitomo Electric Industries Ltd.	969,402
36,610	Sumitomo Heavy Industries Ltd.	774,718
33,238	Sumitomo Mitsui Financial Group, Inc.	1,004,251
39,600	Sumitomo Mitsui Trust Holdings, Inc.	1,229,085
50,667	Sumitomo Realty & Development Co., Ltd.	1,344,118
23,290	Sumitomo Riko Co., Ltd.	99,550
55,830	Sumitomo Rubber Industries Ltd.	483,922
129,064	T&D Holdings, Inc.	1,658,529
32,360	Tachi-S Co., Ltd.	251,994
36,530	Taiheiyo Cement Corp.	591,040
40,530	Takeda Pharmaceutical Co., Ltd.	1,176,040
7,980	Tamron Co., Ltd.	140,674
48,780	THK Co., Ltd.	966,646
100,330	Tochigi Bank Ltd.	186,842
48,610	Tokai Rika Co., Ltd.	512,164
8,200	Tokyo Seimitsu Co., Ltd.	282,087
17,370	Tokyo Steel Manufacturing Co., Ltd.	179,779
14,790	Toppan, Inc.	244,474
30,150	Toyoda Gosei Co., Ltd.	439,044
52,870	TS Tech Co., Ltd.	551,731
15,021	Tsuruha Holdings, Inc.	767,694
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Japan - 13.2% - (continued)
39,920	TV Asahi Holdings Corp.	$ 455,981
51,180	Unipres Corp.	294,597
28,180	Ushio, Inc.	365,370
51,720	Xebio Holdings Co., Ltd.	365,300
41,890	Yamato Holdings Co., Ltd.	783,846
18,550	Yamato Kogyo Co., Ltd.	598,668
14,630	Yodogawa Steel Works Ltd.	276,925
		97,176,096
	Jersey - 0.1%
429,743	Centamin plc	492,536
	Luxembourg - 0.1%
18,875	RTL Group S.A.*	981,452
	Malaysia - 0.7%
696,667	CIMB Group Holdings Bhd	830,402
2,916,633	DiGi.Com Bhd	2,550,246
48,019	Nestle Malaysia Bhd	1,469,193
		4,849,841
	Mexico - 0.3%
17,765	America Movil S.A.B. de C.V. Class L ADR	345,174
1,621,116	Operadora de Sites Mexicanos S.A.B. de C.V.(1)	1,986,823
		2,331,997
	Netherlands - 3.5%
76,882	ABN Amro Bank N.V. ADR(1)(2)	955,733
1,781	Adyen N.V.*(2)	2,987,259
7,740	ASML Holding N.V.	4,392,748
39,608	Fugro N.V.*	485,211
82,878	Heineken N.V.	8,089,803
99,403	ING Groep N.V.	941,765
92,916	Koninklijke Philips N.V.	2,427,999
126,741	PostNL N.V.(1)	415,300
39,482	QIAGEN N.V.*	1,820,795
138,340	Universal Music Group N.V.	3,210,375
		25,726,988
	Norway - 0.0%
28,807	Norsk Hydro ASA	241,907
	Philippines - 0.4%
1,153,900	Ayala Land, Inc.	704,304
3,191,300	SM Prime Holdings, Inc.	2,127,168
		2,831,472
	Portugal - 0.4%
149,468	Jeronimo Martins SGPS S.A.	3,111,422
	Russia - 0.0%
47,185	Gazprom PJSC ADR(3)(4)	—
3,866	Lukoil PJSC ADR(3)(4)	—
55,232	Mobile TeleSystems PJSC ADR(3)(4)	—
127,753	Sberbank of Russia PJSC ADR(3)(4)	—
164,682	Surgutneftegas PJSC ADR(3)(4)	—
364,563	VEON Ltd. ADR*	246,627
70,320	VK Co., Ltd. GDR*(3)(4)	—
14,483	Yandex N.V. Class A*(3)(4)	—
		246,627
	South Africa - 0.5%
35,252	Astral Foods Ltd.	341,102
312,048	FirstRand Ltd.	1,343,891
106,232	Harmony Gold Mining Co., Ltd. ADR	434,489
21,545	MTN Group Ltd.	228,506
505,568	Nampak Ltd.*	94,119

The accompanying notes are an integral part of these financial statements.
24

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	South Africa - 0.5% - (continued)
565,139	Netcare Ltd.	$ 545,725
946,245	Old Mutual Ltd.	759,124
		3,746,956
	South Korea - 4.7%
7,180	CJ CheilJedang Corp.	2,257,900
13,735	Coway Co., Ltd.	769,299
38,410	Dentium Co., Ltd.	2,046,741
86,433	DGB Financial Group, Inc.	609,252
63,476	Hana Financial Group, Inc.	2,356,655
23,183	Hankook Tire & Technology Co., Ltd.	636,298
4,089	Hyundai Mobis Co., Ltd.	665,228
31,521	KB Financial Group, Inc.	1,466,486
29,225	Kia Corp.	1,916,875
44,182	KT Corp.	1,243,999
3,610	LG Energy Solution Ltd.*	1,198,543
1,615	LG Household & Health Care Ltd.	1,156,632
6,814	POSCO Holdings, Inc.	1,555,819
164,128	Samsung Electronics Co., Ltd.	8,746,963
45,316	Shinhan Financial Group Co., Ltd.	1,505,606
14,145	SK Innovation Co., Ltd.*	2,251,262
15,405	SK Square Co., Ltd.*	636,300
74,769	SK Telecom Co., Ltd.	3,372,694
55,544	Tongyang Life Insurance Co., Ltd.	295,659
		34,688,211
	Spain - 2.1%
495,521	CaixaBank S.A.(1)	1,599,490
165,143	Cellnex Telecom S.A.(2)	7,697,361
252,550	Iberdrola S.A.	2,902,002
113,889	Industria de Diseno Textil S.A.	2,387,941
206,051	Prosegur Cia de Seguridad S.A.	426,452
655,382	Unicaja Banco S.A.(2)	617,363
		15,630,609
	Sweden - 2.2%
291,286	Assa Abloy AB Class B	7,361,418
44,920	Atlas Copco AB Class A	2,036,532
57,162	Atlas Copco AB Class B	2,262,344
179,863	Sandvik AB	3,404,503
53,169	SKF AB Class B	868,392
		15,933,189
	Switzerland - 6.0%
34,938	Adecco Group AG	1,348,253
39,605	GAM Holding AG*(1)	40,869
39,560	Holcim AG	1,934,306
18,091	Implenia AG*(1)	409,062
70,643	Julius Baer Group Ltd.	3,375,875
16,544	Kuehne + Nagel International AG	4,628,122
6,646	Lonza Group AG	3,918,706
32,454	Nestle S.A.	4,189,619
85,035	Novartis AG	7,514,479
3,662	Partners Group Holding AG	3,879,878
12,385	Roche Holding AG	4,592,528
6,361	Schindler Holding AG	1,222,110
1,369	SGS S.A.	3,517,674
3,041	Swatch Group AG(1)	780,451
154,378	UBS Group AG	2,620,818
		43,972,750
	Taiwan - 5.7%
211,370	Advantech Co., Ltd.	2,627,468
432,801	ASE Technology Holding Co., Ltd.	1,380,792
138,963	Catcher Technology Co., Ltd.	679,987
4,259,706	CTBC Financial Holding Co., Ltd.	4,189,927
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Taiwan - 5.7% - (continued)
262,656	Delta Electronics, Inc.	$ 2,192,543
273,312	Foxconn Technology Co., Ltd.	541,568
2,033,865	Hon Hai Precision Industry Co., Ltd.	6,968,183
210,745	Hotai Motor Co., Ltd.	4,109,736
158,091	MediaTek, Inc.	4,358,249
1,246,284	Powerchip Semiconductor Manufacturing Corp.	2,240,089
136,000	Simplo Technology Co., Ltd.	1,336,456
526,311	Taiwan Semiconductor Manufacturing Co., Ltd.	9,517,095
140,757	Yageo Corp.	1,899,872
		42,041,965
	Thailand - 0.8%
1,280,971	CP ALL PCL	2,431,040
424,157	Kasikornbank PCL	1,866,569
118,300	Kasikornbank PCL NVDR	523,680
2,989,006	Thai Beverage PCL	1,472,410
		6,293,699
	Turkey - 0.3%
224,941	Anadolu Efes Biracilik Ve Malt Sanayii AS	447,512
68,257	Coca-Cola Icecek AS	566,230
776,720	Turk Telekomunikasyon AS(1)	527,290
307,655	Turkcell Iletisim Hizmetleri AS(1)	448,380
229,296	Ulker Biskuvi Sanayi AS	258,046
		2,247,458
	United Kingdom - 10.4%
164,120	Anglo American plc	7,269,034
75,119	AstraZeneca plc	10,023,975
175,117	Babcock International Group plc*	668,589
590,638	BAE Systems plc	5,455,520
636,564	BP plc	3,073,200
104,536	British Land Co. plc REIT	673,360
509,979	BT Group plc	1,130,922
452,826	Centrica plc*	448,655
134,702	Compass Group plc	2,842,460
36,835	Croda International plc	3,577,657
76,658	Diageo plc	3,824,380
70,765	easyJet plc*	490,365
32,387	Endeavour Mining plc	792,626
23,053	Go-Ahead Group plc*(4)	277,415
433,167	Hays plc	665,278
265,967	J Sainsbury plc	776,026
158,044	Kingfisher plc	498,403
71,635	Land Securities Group plc REIT	671,834
91,797	Marks & Spencer Group plc*	156,709
295,701	National Grid plc	4,393,221
81,843	Pagegroup plc	500,787
132,549	Provident Financial plc	424,250
125,338	Prudential plc	1,560,264
56,072	Reckitt Benckiser Group plc	4,372,806
295,793	Shell plc	7,940,827
222,248	SIG plc*	114,899
237,436	Smith & Nephew plc	3,848,495
161,765	Smiths Group plc	2,960,185
238,843	Standard Chartered plc	1,632,808
57,519	SThree plc	265,157
72,369	Unilever plc	3,358,940
139,821	WPP plc	1,742,850
		76,431,897

The accompanying notes are an integral part of these financial statements.
25

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
United States - 0.1%
727,000	Allstar Co.(3)(4)(5)	$ —
16,188	Tory Burch LLC(3)(4)(5)	659,008
659,008
	Total Common Stocks (cost $676,629,011)	$ 710,132,537
CONVERTIBLE PREFERRED STOCKS - 0.2%
United States - 0.2%
243,469	Essence Group Holdings Corp. Series 3(3)(4)(5)	$ 496,677
38,688	Lookout, Inc. Series F(3)(4)(5)	333,104
15,711	Rubicon Global Holdings LLC Series C(3)(4)(5)	667,010
1,496,791
	Total Convertible Preferred Stocks (cost $1,140,534)	$ 1,496,791
EXCHANGE-TRADED FUNDS - 0.1%
Other Investment Pools & Funds - 0.1%
12,819	iShares Core MSCI EAFE ETF	$ 830,800
	Total Exchange-Traded Funds (cost $866,975)	$ 830,800
CLOSED END FUNDS - 0.1%
Canada - 0.1%
45,875	Sprott Physical Uranium Trust *	$ 603,501
	Total Closed End Funds (cost $299,895)	$ 603,501
PREFERRED STOCKS - 1.2%
Brazil - 0.6%
217,000	Itau Unibanco Holding S.A. (Preference Shares)	$ 1,047,703
1,579,801	Itausa S.A.	2,942,984
3,990,687
Germany - 0.6%
14,083	Henkel AG & Co. KGaA (Preference Shares)	904,288
22,147	Volkswagen AG (Preference Shares)	3,429,826
4,334,114
	Total Preferred Stocks (cost $8,074,718)	$ 8,324,801
	Total Long-Term Investments (cost $687,011,133)	$ 721,388,430
SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreements - 1.3%
9,828,250	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $9,828,447; collateralized by U.S. Treasury Bond at 1.125%, maturing 05/15/2040, with a market value of $10,024,836	$ 9,828,250
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.3% - (continued)
	Securities Lending Collateral - 3.0%
6,455,397	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(6)		$ 6,455,397
15,659,465	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(6)		15,659,465
			22,114,862
	Total Short-Term Investments (cost $31,943,112)		$ 31,943,112
	Total Investments (cost $718,954,245)	102.1%	$ 753,331,542
	Other Assets and Liabilities	(2.1)%	(15,313,744)
	Total Net Assets	100.0%	$ 738,017,798
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $26,616,532, representing 3.6% of net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $2,155,799, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,155,799 or 0.3% of net assets.

The accompanying notes are an integral part of these financial statements.
26

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	727,000	$ —	$ —
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	243,469	384,998	496,677
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	441,937	333,104
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	15,711	313,599	667,010
11/2013	Tory Burch LLC	16,188	1,268,749	659,008
			$ 2,409,283	$ 2,155,799

(6)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	96	06/16/2022	$ 12,563,590	$ 212,002
Total futures contracts				$ 212,002

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
23,817	USD	3,107,584	JPY	SSG	05/06/2022	$ (134)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
27

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 178,852	$ 178,852	$ —	$ —
Australia	19,965,038	552,199	19,412,839	—
Austria	3,596,234	—	3,596,234	—
Belgium	3,503,251	—	3,503,251	—
Brazil	10,027,525	10,027,525	—	—
Canada	44,542,076	44,542,076	—	—
Chile	1,152,569	1,152,569	—	—
China	56,377,163	11,014,850	45,362,313	—
Cyprus	—	—	—	—
Denmark	6,802,403	—	6,802,403	—
Finland	4,601,150	—	4,601,150	—
France	66,996,718	209,688	66,787,030	—
Germany	31,741,418	—	31,741,418	—
Hong Kong	23,547,639	1,893,957	21,653,682	—
Hungary	629,814	—	629,814	—
India	20,210,777	2,388,359	17,822,418	—
Indonesia	7,138,270	—	7,138,270	—
Ireland	13,503,856	4,024,597	9,479,259	—
Italy	15,981,704	—	15,981,704	—
Japan	97,176,096	—	97,176,096	—
Jersey	492,536	—	492,536	—
Luxembourg	981,452	—	981,452	—
Malaysia	4,849,841	1,469,193	3,380,648	—
Mexico	2,331,997	2,331,997	—	—
Netherlands	25,726,988	—	25,726,988	—
Norway	241,907	—	241,907	—
Philippines	2,831,472	—	2,831,472	—
Portugal	3,111,422	—	3,111,422	—
Russia	246,627	246,627	—	—
South Africa	3,746,956	1,415,435	2,331,521	—
South Korea	34,688,211	1,198,543	33,489,668	—
Spain	15,630,609	—	15,630,609	—
Sweden	15,933,189	—	15,933,189	—
Switzerland	43,972,750	—	43,972,750	—
Taiwan	42,041,965	—	42,041,965	—
Thailand	6,293,699	2,431,040	3,862,659	—
Turkey	2,247,458	1,233,716	1,013,742	—
United Kingdom	76,431,897	1,070,041	75,361,856	—
United States	659,008	—	—	659,008
Convertible Preferred Stocks	1,496,791	—	—	1,496,791
Exchange-Traded Funds	830,800	830,800	—	—
Closed End Funds	603,501	603,501	—	—
Preferred Stocks	8,324,801	3,990,687	4,334,114	—
Short-Term Investments	31,943,112	22,114,862	9,828,250	—
Futures Contracts(2)	212,002	212,002	—	—
Total	$ 753,543,544	$ 115,133,116	$ 636,254,629	$ 2,155,799
Liabilities
Foreign Currency Contracts(2)	$ (134)	$ —	$ (134)	$ —
Total	$ (134)	$ —	$ (134)	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $4,591,349 were transferred into Level 3 due to the unavailability of active market pricing, and investments valued at $3,769,238 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
28

The Hartford International Growth Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7%
	Austria - 1.7%
230,053	Erste Group Bank AG	$ 7,162,873
	Canada - 3.0%
35,829	Lululemon Athletica, Inc.*	12,706,038
	China - 2.4%
210,590	Tencent Holdings Ltd.	9,924,030
	Denmark - 2.5%
63,809	DSV Panalpina A/S	10,461,591
	France - 13.1%
320,056	Accor S.A.*	10,514,997
114,773	Airbus SE	12,564,411
44,069	Capgemini SE	8,971,522
30,157	L'Oreal S.A.	10,971,414
81,211	Schneider Electric SE	11,651,271
		54,673,615
	Germany - 3.8%
313,038	Infineon Technologies AG	8,885,024
181,940	Zalando SE*(1)	7,158,658
		16,043,682
	Hong Kong - 3.7%
156,337	Hong Kong Exchanges & Clearing Ltd.	6,631,655
645,484	Techtronic Industries Co., Ltd.	8,615,982
		15,247,637
	India - 2.9%
168,769	Reliance Industries Ltd. GDR(1)	12,068,656
	Ireland - 1.9%
77,485	Flutter Entertainment plc*	7,826,497
	Italy - 6.7%
837,961	Davide Campari-Milano N.V.	9,454,865
46,080	Ferrari N.V.	9,695,296
171,859	Moncler S.p.A.	8,952,771
		28,102,932
	Japan - 6.2%
21,760	Keyence Corp.	8,747,609
61,792	Shin-Etsu Chemical Co., Ltd.	8,492,353
100,460	Sony Group Corp.	8,669,800
		25,909,762
	Netherlands - 9.1%
4,655	Adyen N.V.*(1)	7,807,801
20,098	ASML Holding N.V.	11,406,388
102,768	Heineken N.V.	10,031,285
368,703	Universal Music Group N.V.	8,556,273
		37,801,747
	South Korea - 3.5%
9,428	LG Energy Solution Ltd.*	3,130,156
217,350	Samsung Electronics Co., Ltd.	11,583,352
		14,713,508
	Spain - 4.8%
430,193	Cellnex Telecom S.A.(1)	20,051,416
	Sweden - 4.6%
416,575	Assa Abloy AB Class B	10,527,738
466,649	Sandvik AB	8,832,878
		19,360,616
	Switzerland - 6.8%
169,902	Julius Baer Group Ltd.	8,119,246
Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.7% - (continued)
	Switzerland - 6.8% - (continued)
17,308	Lonza Group AG		$ 10,205,383
9,497	Partners Group Holding AG		10,062,044
			28,386,673
	Taiwan - 9.6%
3,045,584	Hon Hai Precision Industry Co., Ltd.		10,434,413
310,253	MediaTek, Inc.*		8,553,048
1,172,270	Taiwan Semiconductor Manufacturing Co., Ltd.		21,197,742
			40,185,203
	United Kingdom - 7.4%
338,891	Anglo American plc		15,009,812
119,751	AstraZeneca plc		15,979,726
			30,989,538
	Total Common Stocks (cost $352,425,859)		$ 391,616,014
PREFERRED STOCKS - 2.1%
	Germany - 2.1%
57,461	Volkswagen AG (Preference Shares)		$ 8,898,779
	Total Preferred Stocks (cost $9,343,318)		$ 8,898,779
	Total Long-Term Investments (cost $361,769,177)		$ 400,514,793
SHORT-TERM INVESTMENTS - 5.7%
	Repurchase Agreements - 3.4%
14,216,638	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $14,216,922; collateralized by U.S. Treasury Bond at 4.625%,maturing 02/15/2040, with a market value of $14,501,039		$ 14,216,638
	Securities Lending Collateral - 2.3%
2,818,448	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(2)		2,818,448
6,836,976	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(2)		6,836,976
			9,655,424
	Total Short-Term Investments (cost $23,872,062)		$ 23,872,062
	Total Investments (cost $385,641,239)	101.5%	$ 424,386,855
	Other Assets and Liabilities	(1.5)%	(6,403,129)
	Total Net Assets	100.0%	$ 417,983,726
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.
29

The Hartford International Growth Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $47,086,531, representing 11.3% of net assets.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$ 7,162,873	$ —	$ 7,162,873	$ —
Canada	12,706,038	12,706,038	—	—
China	9,924,030	—	9,924,030	—
Denmark	10,461,591	—	10,461,591	—
France	54,673,615	—	54,673,615	—
Germany	16,043,682	—	16,043,682	—
Hong Kong	15,247,637	—	15,247,637	—
India	12,068,656	—	12,068,656	—
Ireland	7,826,497	—	7,826,497	—
Italy	28,102,932	1,819,075	26,283,857	—
Japan	25,909,762	—	25,909,762	—
Netherlands	37,801,747	—	37,801,747	—
South Korea	14,713,508	3,130,156	11,583,352	—
Spain	20,051,416	—	20,051,416	—
Sweden	19,360,616	—	19,360,616	—
Switzerland	28,386,673	—	28,386,673	—
Taiwan	40,185,203	—	40,185,203	—
United Kingdom	30,989,538	—	30,989,538	—
Preferred Stocks	8,898,779	—	8,898,779	—
Short-Term Investments	23,872,062	9,655,424	14,216,638	—
Total	$ 424,386,855	$ 27,310,693	$ 397,076,162	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
30

The Hartford International Opportunities Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8%
	Australia - 2.2%
5,188,244	Goodman Group REIT	$ 86,352,553
1,740,666	South32 Ltd.	5,797,003
		92,149,556
	Brazil - 1.6%
3,625,255	Localiza Rent a Car S.A.	38,819,365
1,080,563	XP, Inc. Class A*	26,592,655
		65,412,020
	Canada - 7.9%
1,362,316	Brookfield Asset Management, Inc. Class A	67,954,080
1,410,569	Canadian Pacific Railway Ltd.	103,180,764
4,379,985	Cenovus Energy, Inc.	80,975,085
39,332	Constellation Software, Inc.	61,903,391
65,485	Nutrien Ltd.	6,435,081
99,034	Ritchie Bros Auctioneers, Inc.	5,454,907
		325,903,308
	China - 5.5%
7,062,000	China Longyuan Power Group Corp. Ltd. Class H	13,621,275
3,612,000	China Merchants Bank Co., Ltd. Class H	21,770,408
743,284	ENN Energy Holdings Ltd.	9,956,344
2,852,568	Li Ning Co., Ltd.	22,233,391
1,540,000	Meituan Class B*(1)	32,996,649
1,684,597	Proya Cosmetics Co., Ltd. Class A	51,418,713
2,268,100	Shandong Sinocera Functional Material Co., Ltd. Class A	11,156,630
1,354,357	Tencent Holdings Ltd.	63,823,918
		226,977,328
	Denmark - 1.0%
151,055	Ascendis Pharma A/S ADR*(2)	13,786,790
76,247	Genmab A/S*	26,811,604
		40,598,394
	Finland - 1.2%
9,871,388	Nokia Oyj*	50,048,626
	France - 5.8%
2,389,271	AXA S.A.(2)	63,208,210
2,071,847	Bureau Veritas S.A.	59,517,343
10,396	Hermes International	12,818,860
2,091,779	Klepierre S.A. REIT	50,068,095
102,525	L'Oreal S.A.	37,299,607
20,335	LVMH Moet Hennessy Louis Vuitton SE	13,159,490
23,579	Schneider Electric SE	3,382,858
		239,454,463
	Germany - 5.1%
5,334,740	Commerzbank AG*	34,826,919
761,056	Infineon Technologies AG	21,601,214
1,618,843	RWE AG	67,213,386
689,632	Siemens AG	84,793,684
		208,435,203
	Hong Kong - 1.3%
3,940,623	Techtronic Industries Co., Ltd.	52,599,809
	India - 1.5%
1,721,466	Reliance Industries Ltd.	62,372,885
	Ireland - 1.2%
449,631	CRH plc	17,904,976
49,885	Linde plc	15,864,166
334,613	Smurfit Kappa Group plc	14,139,329
		47,908,471
	Israel - 0.9%
249,956	CyberArk Software Ltd.*	39,278,086
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	Italy - 1.8%
273,090	Ferrari N.V.	$ 57,500,394
1,597,344	UniCredit S.p.A.	14,783,546
		72,283,940
	Japan - 9.4%
496,300	Bandai Namco Holdings, Inc.	33,600,948
1,169,300	Dai-ichi Life Holdings, Inc.	23,414,080
221,820	Daikin Industries Ltd.	33,897,996
230,698	Eisai Co., Ltd.	10,047,113
115,000	Hoya Corp.	11,412,841
257,100	Kao Corp.	10,304,174
81,394	Keyence Corp.	32,720,723
12,149,400	Mitsubishi UFJ Financial Group, Inc.	70,628,995
274,200	Mitsui Fudosan Co., Ltd. REIT	5,811,323
137,650	Oriental Land Co., Ltd.	20,822,330
557,070	Recruit Holdings Co., Ltd.	20,211,386
645,000	Sony Group Corp.	55,664,155
870,700	Subaru Corp.	13,212,610
80,525	Sysmex Corp.	5,282,243
2,220,100	T&D Holdings, Inc.	28,529,253
29,900	Tokyo Electron Ltd.	12,616,198
		388,176,368
	Luxembourg - 1.3%
1,842,816	ArcelorMittal S.A.	53,732,265
	Netherlands - 3.1%
180,905	AerCap Holdings N.V.*	8,450,073
340,151	Koninklijke DSM N.V.	57,182,646
960,159	Stellantis N.V.(2)	12,890,756
474,756	Wolters Kluwer N.V.	47,942,164
		126,465,639
	Norway - 1.2%
1,427,962	Equinor ASA	48,264,492
	Singapore - 0.2%
80,489	Sea Ltd. ADR*	6,661,270
	South Korea - 2.6%
2,011,038	Samsung Electronics Co., Ltd.	107,175,344
	Spain - 2.1%
7,585,119	Iberdrola S.A.	87,159,108
	Sweden - 1.0%
843,988	Fastighets AB Balder Class B*	41,834,181
	Switzerland - 10.0%
468,977	Cie Financiere Richemont S.A.	54,490,758
107,723	Lonza Group AG	63,517,125
750,945	Nestle S.A.	96,942,551
1,360,641	Novartis AG	120,238,814
2,162	Partners Group Holding AG	2,290,633
204,942	Roche Holding AG	75,995,304
		413,475,185
	Taiwan - 3.4%
7,729,440	Taiwan Semiconductor Manufacturing Co., Ltd.	139,768,715
	Thailand - 1.3%
12,011,614	Kasikornbank PCL	52,858,978
	United Kingdom - 20.0%
223,808	Allfunds Group plc	1,918,599
1,561,689	Anglo American plc	69,168,725
689,153	AstraZeneca plc	91,961,456
8,455,210	BAE Systems plc	78,097,866

The accompanying notes are an integral part of these financial statements.
31

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.8% - (continued)
	United Kingdom - 20.0% - (continued)
2,975,400	CNH Industrial N.V.		$ 42,150,369
2,216,697	Diageo plc		110,588,473
12,330,925	HSBC Holdings plc		77,057,536
2,327,866	Intermediate Capital Group plc		44,547,140
618,788	London Stock Exchange Group plc		61,007,396
1,591,734	Prudential plc		19,814,626
741,492	Rio Tinto plc		52,390,966
1,733,213	Segro plc REIT		29,017,629
4,283,946	Shell plc		115,668,440
668,314	Unilever plc		31,069,997
			824,459,218
	United States - 1.2%
779,189	Mosaic Co.		48,636,977
	Total Common Stocks (cost $3,725,168,104)		$ 3,862,089,829
EXCHANGE-TRADED FUNDS - 2.3%
	Other Investment Pools & Funds - 2.3%
1,522,522	iShares MSCI ACWI ex U.S. ETF		$ 74,253,398
282,894	iShares MSCI EAFE ETF		19,417,844
			93,671,242
	Total Exchange-Traded Funds (cost $100,973,711)		$ 93,671,242
	Total Long-Term Investments (cost $3,826,141,815)		$ 3,955,761,071
SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 2.6%
105,015,247	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $105,017,347; collateralized by U.S. Treasury Bond at 2.125%, maturing 02/15/2041, with a market value of $107,115,587		$ 105,015,247
	Securities Lending Collateral - 0.5%
5,952,336	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(3)		5,952,336
14,439,141	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(3)		14,439,141
			20,391,477
	Total Short-Term Investments (cost $125,406,724)		$ 125,406,724
	Total Investments (cost $3,951,548,539)	99.2%	$ 4,081,167,795
	Other Assets and Liabilities	0.8%	34,573,513
	Total Net Assets	100.0%	$ 4,115,741,308
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of this security was $32,996,649, representing 0.8% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
102,233	USD	13,339,303	JPY	SSG	05/06/2022	$ (575)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
32

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 92,149,556	$ —	$ 92,149,556	$ —
Brazil	65,412,020	65,412,020	—	—
Canada	325,903,308	325,903,308	—	—
China	226,977,328	—	226,977,328	—
Denmark	40,598,394	13,786,790	26,811,604	—
Finland	50,048,626	—	50,048,626	—
France	239,454,463	—	239,454,463	—
Germany	208,435,203	—	208,435,203	—
Hong Kong	52,599,809	—	52,599,809	—
India	62,372,885	—	62,372,885	—
Ireland	47,908,471	15,864,166	32,044,305	—
Israel	39,278,086	39,278,086	—	—
Italy	72,283,940	—	72,283,940	—
Japan	388,176,368	—	388,176,368	—
Luxembourg	53,732,265	—	53,732,265	—
Netherlands	126,465,639	8,450,073	118,015,566	—
Norway	48,264,492	—	48,264,492	—
Singapore	6,661,270	6,661,270	—	—
South Korea	107,175,344	—	107,175,344	—
Spain	87,159,108	—	87,159,108	—
Sweden	41,834,181	—	41,834,181	—
Switzerland	413,475,185	—	413,475,185	—
Taiwan	139,768,715	—	139,768,715	—
Thailand	52,858,978	—	52,858,978	—
United Kingdom	824,459,218	—	824,459,218	—
United States	48,636,977	48,636,977	—	—
Exchange-Traded Funds	93,671,242	93,671,242	—	—
Short-Term Investments	125,406,724	20,391,477	105,015,247	—
Total	$ 4,081,167,795	$ 638,055,409	$ 3,443,112,386	$ —
Liabilities
Foreign Currency Contracts(2)	$ (575)	$ —	$ (575)	$ —
Total	$ (575)	$ —	$ (575)	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
33

The Hartford International Value Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4%
	Argentina - 0.1%
586,754	YPF S.A. ADR*	$ 2,487,837
	Australia - 0.6%
3,444,319	Austal Ltd.	4,902,566
3,092,544	OceanaGold Corp.*	7,703,375
3,363,255	Resolute Mining Ltd.*(1)	830,280
		13,436,221
	Austria - 0.6%
359,188	Erste Group Bank AG	11,183,589
255,109	Zumtobel Group AG	1,842,648
		13,026,237
	Belgium - 0.9%
293,227	Ageas S.A.	14,031,372
700,924	AGFA-Gevaert N.V.*	2,806,066
647,708	bpost S.A.*	3,924,462
		20,761,900
	Brazil - 2.1%
1,065,081	Atacadao S.A.	4,431,419
6,110,666	Caixa Seguridade Participacoes S/A	9,690,151
1,768,169	Cia de Saneamento Basico do Estado de Sao Paulo	15,925,842
1,093,857	Telefonica Brasil S.A.	11,768,374
2,918,445	Ultrapar Participacoes S.A.	7,715,304
		49,531,090
	Canada - 3.0%
669,651	ARC Resources Ltd.	9,283,840
861,839	Barrick Gold Corp.	19,220,556
514,449	Cameco Corp.	13,283,208
883,044	Centerra Gold, Inc.(1)	8,172,960
540,232	Eldorado Gold Corp.*	5,251,055
1,771,730	Kinross Gold Corp.	9,000,388
1,388,011	Trican Well Service Ltd.*	4,840,454
		69,052,461
	Chile - 0.4%
865,536	Embotelladora Andina S.A. Class B ADR(1)	9,269,891
	China - 1.1%
13,262,686	China BlueChemical Ltd. Class H	4,559,048
102,397,638	China Reinsurance Group Corp. Class H	8,927,946
16,231,237	Dongfeng Motor Group Co., Ltd. Class H	11,840,606
		25,327,600
	Denmark - 0.0%
19,000	D/S Norden A/S	705,957
	Finland - 0.8%
3,851,647	Nokia Oyj*	19,528,119
	France - 12.4%
1,070,032	AXA S.A.(1)	28,307,717
415,468	BNP Paribas S.A.(1)	21,542,587
667,529	Carrefour S.A.	14,156,665
487,856	Cie de Saint-Gobain	28,460,621
117,681	Criteo S.A. ADR*	2,916,135
78,176	Dassault Aviation S.A.	13,118,334
1,979,237	Engie S.A.(1)	23,355,927
198,477	Imerys S.A.	7,808,243
539,163	Metropole Television S.A.	10,005,329
1,500,622	Orange S.A.	17,865,500
413,110	Quadient S.A.	7,725,681
397,059	Renault S.A.*	9,701,582
386,585	Rexel S.A.*	7,919,062
404,979	SCOR SE	11,450,302
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	France - 12.4% - (continued)
711,050	Societe Generale S.A.	$ 17,089,406
20,331	Sopra Steria Group	3,603,230
1,252,081	Television Francaise(1)	10,604,104
1,003,756	TotalEnergies SE	49,287,396
175,236	Vicat S.A.	5,269,526
		290,187,347
	Germany - 3.0%
1,432,436	Ceconomy AG	4,907,780
152,534	Continental AG*	10,454,850
423,786	Daimler Truck Holding AG*	11,397,607
618,335	Fresenius SE & Co. KGaA	21,856,878
99,182	HeidelbergCement AG	5,713,620
223,299	Mercedes-Benz Group AG	15,586,531
		69,917,266
	Hong Kong - 1.7%
2,498,458	CK Asset Holdings Ltd.	16,937,395
1,681,008	Dah Sing Financial Holdings Ltd.	4,891,607
1,719,080	G-Resources Group Ltd.*	597,074
7,242,963	Pacific Basin Shipping Ltd.	3,323,148
4,284,444	PAX Global Technology Ltd.	3,693,353
7,418,637	WH Group Ltd.(2)	5,123,304
3,700,238	Yue Yuen Industrial Holdings Ltd.*	5,442,625
		40,008,506
	Hungary - 0.1%
3,228,063	Magyar Telekom Telecommunications plc	3,493,612
	India - 0.7%
2,451,568	Canara Bank*	7,294,062
2,883,176	Oil & Natural Gas Corp. Ltd.	5,975,109
689,590	Zee Entertainment Enterprises Ltd.	2,214,016
		15,483,187
	Indonesia - 0.9%
30,970,472	Bank Mandiri Persero Tbk PT	19,016,944
11,906,650	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,130,019
		20,146,963
	Ireland - 1.0%
4,693,433	AIB Group plc	10,194,771
2,211,877	Bank of Ireland Group plc*	13,405,536
		23,600,307
	Italy - 3.1%
922,658	Assicurazioni Generali S.p.A.(1)	17,468,756
4,198,229	BPER Banca	7,013,544
2,141,338	Eni S.p.A.	29,933,315
2,065,747	UniCredit S.p.A.	19,118,653
		73,534,268
	Japan - 28.5%
219,440	Adastria Co., Ltd.	3,636,777
320,610	Aeon Delight Co., Ltd.	6,852,691
672,540	Alfresa Holdings Corp.	9,145,670
846,960	Alps Electric Co., Ltd.	7,497,813
404,380	ASKUL Corp.	4,951,855
53,763	Benesse Holdings, Inc.	940,685
925,000	Chiyoda Corp.*	3,058,373
132,571	Chubu Steel Plate Co., Ltd.	821,404
1,204,227	Citizen Watch Co., Ltd.	4,544,881
132,198	CMIC Holdings Co., Ltd.	1,521,751
341,084	Cosel Co., Ltd.	1,988,804
910,393	Dai-ichi Life Holdings, Inc.	18,229,722
668,173	DeNA Co., Ltd.*	9,684,550
107,860	Eisai Co., Ltd.	4,697,404

The accompanying notes are an integral part of these financial statements.
34

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Japan - 28.5% - (continued)
34,006	Enplas Corp.	$ 727,397
446,034	Fuji Media Holdings, Inc.	3,852,315
1,682,806	Hino Motors Ltd.	8,686,629
260,902	Hisaka Works Ltd.	1,540,650
1,237,474	Honda Motor Co., Ltd.	32,549,960
390,016	Ichiyoshi Securities Co., Ltd.	1,716,778
1,515,967	Inpex Corp.	18,037,226
1,170,158	Isuzu Motors Ltd.	13,650,805
730,130	Japan Airlines Co., Ltd.*	12,054,059
332,459	Japan Petroleum Exploration Co., Ltd.	6,627,232
1,547,477	JGC Holdings Corp.	17,511,545
517,580	Kamigumi Co., Ltd.	8,787,937
771,830	Kirin Holdings Co., Ltd.	11,251,525
259,280	Kissei Pharmaceutical Co., Ltd.	5,130,682
440,991	Kyoei Steel Ltd.	4,524,552
275,460	Makino Milling Machine Co., Ltd.	8,487,849
467,550	Maruichi Steel Tube Ltd.	9,978,614
512,953	Maxell Holdings Ltd.	4,573,858
189,043	Miraial Co., Ltd.	2,408,281
1,134,991	Mitsubishi Estate Co., Ltd.	16,532,926
234,489	Mitsubishi Heavy Industries Ltd.	8,017,206
1,295,543	Mitsubishi Motors Corp.*	3,240,165
4,747,247	Mitsubishi UFJ Financial Group, Inc.	27,597,518
569,250	MS&AD Insurance Group Holdings, Inc.	16,945,014
494,567	Nakayama Steel Works Ltd.	1,624,148
190,083	Neturen Co., Ltd.	859,246
316,738	Nichicon Corp.	2,868,028
902,310	Nikon Corp.	10,139,094
320,415	Nippon Chemi-Con Corp.*	4,447,658
844,905	Nippon Television Holdings, Inc.	8,109,575
2,846,714	Nissan Motor Co., Ltd.*	11,396,950
907,386	NOK Corp.	7,720,285
1,363,110	Nomura Holdings, Inc.	5,248,591
204,629	OKUMA Corp.	7,313,730
861,360	Ono Pharmaceutical Co., Ltd.	22,128,804
307,150	Paramount Bed Holdings Co., Ltd.	5,115,566
4,997,243	Resona Holdings, Inc.	21,730,143
181,001	Sanyo Shokai Ltd.*	1,173,123
151,235	Shimamura Co., Ltd.	13,412,787
447,950	Stanley Electric Co., Ltd.	7,724,047
913,630	Subaru Corp.	13,864,060
1,267,520	Sumitomo Electric Industries Ltd.	13,626,886
512,680	Sumitomo Heavy Industries Ltd.	10,849,016
463,316	Sumitomo Mitsui Financial Group, Inc.	13,998,600
544,001	Sumitomo Mitsui Trust Holdings, Inc.	16,884,433
146,405	Sumitomo Riko Co., Ltd.	625,788
773,050	Sumitomo Rubber Industries Ltd.	6,700,630
1,738,565	T&D Holdings, Inc.	22,341,318
293,593	Tachi-S Co., Ltd.	2,286,272
528,500	Taiheiyo Cement Corp.	8,550,902
553,926	Takeda Pharmaceutical Co., Ltd.	16,073,006
86,600	Tamron Co., Ltd.	1,526,616
680,266	THK Co., Ltd.	13,480,451
924,721	Tochigi Bank Ltd.	1,722,084
668,191	Tokai Rika Co., Ltd.	7,040,187
117,119	Tokyo Seimitsu Co., Ltd.	4,028,995
204,962	Tokyo Steel Manufacturing Co., Ltd.	2,121,356
202,030	Toppan, Inc.	3,339,488
421,670	Toyoda Gosei Co., Ltd.	6,140,354
748,280	TS Tech Co., Ltd.	7,808,768
553,579	TV Asahi Holdings Corp.	6,323,181
453,796	Unipres Corp.	2,612,090
391,394	Ushio, Inc.	5,074,651
462,936	Xebio Holdings Co., Ltd.	3,269,732
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Japan - 28.5% - (continued)
581,180	Yamato Holdings Co., Ltd.	$ 10,875,039
261,051	Yamato Kogyo Co., Ltd.	8,424,956
160,310	Yodogawa Steel Works Ltd.	3,034,437
		665,638,174
	Jersey - 0.3%
6,004,175	Centamin plc	6,881,495
	Luxembourg - 0.6%
261,750	RTL Group S.A.*	13,610,329
	Malaysia - 0.5%
9,665,109	CIMB Group Holdings Bhd	11,520,461
	Mexico - 0.2%
249,972	America Movil S.A.B. de C.V. Class L ADR	4,856,956
	Netherlands - 1.7%
1,079,355	ABN Amro Bank N.V. ADR(1)(2)	13,417,637
546,243	Fugro N.V.*	6,691,663
1,384,666	ING Groep N.V.(1)	13,118,616
1,797,975	PostNL N.V.(1)	5,891,542
		39,119,458
	Norway - 0.1%
405,360	Norsk Hydro ASA	3,404,019
	Russia - 0.1%
662,901	Gazprom PJSC ADR(3)(4)	—
48,850	Lukoil PJSC ADR(3)(4)	—
709,487	Mobile TeleSystems PJSC ADR(3)(4)	—
441,290	Sberbank of Russia PJSC ADR(3)(4)	—
1,792,255	Surgutneftegas PJSC ADR(3)(4)	—
4,640,281	VEON Ltd. ADR*	3,139,150
894,717	VK Co., Ltd. GDR*(3)(4)	—
		3,139,150
	South Africa - 1.3%
250,352	Astral Foods Ltd.	2,422,434
1,463,951	Harmony Gold Mining Co., Ltd. ADR	5,987,559
293,222	MTN Group Ltd.	3,109,911
4,729,343	Nampak Ltd.*	880,435
8,083,711	Netcare Ltd.(1)	7,806,021
13,789,346	Old Mutual Ltd.	11,062,490
		31,268,850
	South Korea - 4.3%
190,632	Coway Co., Ltd.	10,677,317
1,202,288	DGB Financial Group, Inc.	8,474,737
310,293	Hankook Tire & Technology Co., Ltd.	8,516,538
56,779	Hyundai Mobis Co., Ltd.	9,237,211
431,098	KB Financial Group, Inc.	20,056,438
614,855	KT Corp.	17,312,007
637,366	Shinhan Financial Group Co., Ltd.	21,176,233
774,966	Tongyang Life Insurance Co., Ltd.	4,125,116
		99,575,597
	Spain - 1.6%
7,115,153	CaixaBank S.A.(1)	22,966,964
2,919,722	Prosegur Cia de Seguridad S.A.	6,042,784
9,115,950	Unicaja Banco S.A.(2)	8,587,127
		37,596,875
	Sweden - 0.5%
744,585	SKF AB Class B	12,161,069
	Switzerland - 6.1%
480,040	Adecco Group AG*	18,524,684
368,626	GAM Holding AG*(1)	380,392

The accompanying notes are an integral part of these financial statements.
35

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Switzerland - 6.1% - (continued)
552,447	Holcim AG*	$ 27,012,173
85,004	Implenia AG*(1)	1,922,054
72,304	Julius Baer Group Ltd.*	3,455,251
509,842	Novartis AG	45,054,351
42,573	Swatch Group AG(1)	10,926,052
2,140,473	UBS Group AG	36,338,021
		143,612,978
	Taiwan - 1.3%
1,972,465	Catcher Technology Co., Ltd.	9,651,847
3,974,332	Foxconn Technology Co., Ltd.	7,875,145
3,499,969	Hon Hai Precision Industry Co., Ltd.	11,991,172
		29,518,164
	Thailand - 0.8%
2,867,445	Kasikornbank PCL	12,618,639
1,326,736	Kasikornbank PCL NVDR	5,873,078
		18,491,717
	Turkey - 1.3%
3,136,148	Anadolu Efes Biracilik Ve Malt Sanayii AS	6,239,247
949,404	Coca-Cola Icecek AS	7,875,839
10,832,024	Turk Telekomunikasyon AS(1)	7,353,513
4,391,661	Turkcell Iletisim Hizmetleri AS(1)	6,400,454
3,260,446	Ulker Biskuvi Sanayi AS	3,669,258
		31,538,311
	United Kingdom - 13.7%
482,494	Anglo American plc	21,370,129
2,428,438	Babcock International Group plc*	9,271,667
2,448,475	BAE Systems plc	22,615,721
8,985,484	BP plc	43,380,061
1,454,635	British Land Co. plc REIT	9,369,908
7,093,320	BT Group plc	15,730,043
6,365,435	Centrica plc*	6,306,804
972,557	easyJet plc*	6,739,325
445,065	Endeavour Mining plc	10,892,339
248,297	Go-Ahead Group plc*	2,987,957
6,010,127	Hays plc	9,230,630
3,764,324	J Sainsbury plc	10,983,371
2,220,757	Kingfisher plc	7,003,312
996,765	Land Securities Group plc REIT	9,348,230
1,307,638	Marks & Spencer Group plc*	2,232,295
1,160,339	Pagegroup plc	7,099,971
1,844,272	Provident Financial plc	5,902,960
2,465,957	Shell plc	66,200,815
2,908,644	SIG plc*	1,503,731
3,365,281	Standard Chartered plc	23,006,143
774,675	SThree plc	3,571,178
1,964,776	WPP plc	24,490,664
		319,237,254
	Total Common Stocks (cost $2,269,844,970)	$ 2,230,669,626
CLOSED END FUNDS - 0.4%
	Canada - 0.4%
640,019	Sprott Physical Uranium Trust *	$ 8,419,664
	Total Closed End Funds (cost $4,944,041)	$ 8,419,664
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.5%
	Germany - 0.5%
197,678	Henkel AG & Co. KGaA (Preference Shares)		$ 12,693,162
	Total Preferred Stocks (cost $15,263,701)		$ 12,693,162
	Total Long-Term Investments (cost $2,290,052,712)		$ 2,251,782,452
SHORT-TERM INVESTMENTS - 5.7%
	Repurchase Agreements - 2.4%
55,474,902	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $55,476,012; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $56,584,404		$ 55,474,902
	Securities Lending Collateral - 3.3%
22,483,742	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(5)		22,483,742
54,540,929	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(5)		54,540,929
			77,024,671
	Total Short-Term Investments (cost $132,499,573)		$ 132,499,573
	Total Investments (cost $2,422,552,285)	102.0%	$ 2,384,282,025
	Other Assets and Liabilities	(2.0)%	(45,632,300)
	Total Net Assets	100.0%	$ 2,338,649,725
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $27,128,068, representing 1.2% of net assets.

The accompanying notes are an integral part of these financial statements.
36

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	274	06/17/2022	$ 27,353,420	$ (1,054,892)
Total futures contracts				$ (1,054,892)

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
254,714	USD	33,235,084	JPY	SSG	05/06/2022	$ (1,432)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
37

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 2,487,837	$ 2,487,837	$ —	$ —
Australia	13,436,221	7,703,375	5,732,846	—
Austria	13,026,237	—	13,026,237	—
Belgium	20,761,900	—	20,761,900	—
Brazil	49,531,090	49,531,090	—	—
Canada	69,052,461	69,052,461	—	—
Chile	9,269,891	9,269,891	—	—
China	25,327,600	—	25,327,600	—
Denmark	705,957	—	705,957	—
Finland	19,528,119	—	19,528,119	—
France	290,187,347	2,916,135	287,271,212	—
Germany	69,917,266	—	69,917,266	—
Hong Kong	40,008,506	—	40,008,506	—
Hungary	3,493,612	—	3,493,612	—
India	15,483,187	—	15,483,187	—
Indonesia	20,146,963	—	20,146,963	—
Ireland	23,600,307	—	23,600,307	—
Italy	73,534,268	—	73,534,268	—
Japan	665,638,174	—	665,638,174	—
Jersey	6,881,495	—	6,881,495	—
Luxembourg	13,610,329	—	13,610,329	—
Malaysia	11,520,461	—	11,520,461	—
Mexico	4,856,956	4,856,956	—	—
Netherlands	39,119,458	—	39,119,458	—
Norway	3,404,019	—	3,404,019	—
Russia	3,139,150	3,139,150	—	—
South Africa	31,268,850	17,096,449	14,172,401	—
South Korea	99,575,597	—	99,575,597	—
Spain	37,596,875	—	37,596,875	—
Sweden	12,161,069	—	12,161,069	—
Switzerland	143,612,978	—	143,612,978	—
Taiwan	29,518,164	—	29,518,164	—
Thailand	18,491,717	—	18,491,717	—
Turkey	31,538,311	17,423,225	14,115,086	—
United Kingdom	319,237,254	13,880,296	305,356,958	—
Closed End Funds	8,419,664	8,419,664	—	—
Preferred Stocks	12,693,162	—	12,693,162	—
Short-Term Investments	132,499,573	77,024,671	55,474,902	—
Total	$ 2,384,282,025	$ 282,801,200	$ 2,101,480,825	$ —
Liabilities
Foreign Currency Contracts(2)	$ (1,432)	$ —	$ (1,432)	$ —
Futures Contracts(2)	(1,054,892)	(1,054,892)	—	—
Total	$ (1,056,324)	$ (1,054,892)	$ (1,432)	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $34,269,281 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
38

Hartford International/Global Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC
Currency Abbreviations:
IDR	Indonesia Rupiah
JPY	Japan Yen
USD	United States Dollar
Index Abbreviations:
EAFE	Europe, Australasia and Far East
SPI	Share Price Index
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
Bhd	Berhad
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
39

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Assets:
Investments in securities, at market value(1)	$ 121,249,627	$ 452,431,186	$ 167,231,487	$ 743,503,292
Repurchase agreements	2,030,398	11,970,059	5,941,106	9,828,250
Cash	493,645	2,906,617	1,444,218	2,454,538
Cash collateral held for securities on loan	50,930	142,926	216,141	1,163,940
Foreign currency	16,234	272,365	58,602	1,972,876
Unrealized appreciation on foreign currency contracts	—	—	708	—
Receivables:
From affiliates	7,306	15,053	5,220	—
Investment securities sold	876,640	—	484,901	1,736,344
Fund shares sold	129,110	3,315,786	1,488,187	107,777
Dividends and interest	161,075	1,455,520	206,312	2,421,291
Securities lending income	706	17,814	867	14,858
Variation margin on futures contracts	—	227,267	—	1,267,266
Tax reclaims	138,010	6,892	89,082	1,614,869
Other assets	84,709	93,941	88,326	49,683
Total assets	125,238,390	472,855,426	177,255,157	766,134,984
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	134
Obligation to return securities lending collateral	1,018,596	2,858,518	4,322,829	23,278,802
Payables:
Investment securities purchased	—	—	86,151	3,143,419
Fund shares redeemed	304,848	149,135	58,130	597,998
Investment management fees	68,151	355,266	92,231	292,036
Transfer agent fees	20,975	108,368	44,509	292,905
Accounting services fees	6,901	24,558	6,197	39,978
Board of Directors' fees	363	1,701	154	3,967
Foreign taxes	—	1,444,550	—	297,259
Distribution fees	1,426	1,303	2,165	24,845
Accrued expenses	33,047	127,281	30,063	145,843
Total liabilities	1,454,307	5,070,680	4,642,429	28,117,186
Net assets	$ 123,784,083	$ 467,784,746	$ 172,612,728	$ 738,017,798
Summary of Net Assets:
Capital stock and paid-in-capital	$ 118,687,217	$ 481,389,054	$ 191,202,562	$ 719,866,211
Distributable earnings (loss)	5,096,866	(13,604,308)	(18,589,834)	18,151,587
Net assets	$ 123,784,083	$ 467,784,746	$ 172,612,728	$ 738,017,798
Shares authorized	175,000,000	660,000,000	225,000,000	560,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 14.52	$ 9.26	$ 13.81	$ 10.86
Maximum offering price per share	15.37	9.80	14.61	11.49
Shares outstanding	2,392,070	3,678,023	3,523,278	49,576,149
Net Assets	$ 34,728,580	$ 34,068,949	$ 48,662,157	$ 538,405,784
Class C: Net asset value per share	$ 14.20	$ 9.11	$ 13.39	$ 10.74
Shares outstanding	134,159	166,475	149,862	1,201,591
Net Assets	$ 1,905,286	$ 1,517,053	$ 2,007,131	$ 12,909,561
Class I: Net asset value per share	$ 14.28	$ 9.25	$ 13.77	$ 11.00
Shares outstanding	1,503,731	3,943,235	3,479,080	4,830,551
Net Assets	$ 21,470,736	$ 36,459,803	$ 47,904,358	$ 53,127,941
Class R3: Net asset value per share	$ 14.31	$ 9.23	$ 13.57	$ 10.79
Shares outstanding	3,863	32,448	379,765	1,068,731
Net Assets	$ 55,285	$ 299,482	$ 5,152,615	$ 11,531,352
Class R4: Net asset value per share	$ 14.28	$ 9.44	$ 13.78	$ 10.90
Shares outstanding	8,764	34,962	53,624	340,874
Net Assets	$ 125,107	$ 330,165	$ 738,883	$ 3,714,921
The accompanying notes are an integral part of these financial statements.
40

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Class R5: Net asset value per share	$ 14.17	$ 9.17	$ 13.65	$ 9.55
Shares outstanding	7,299	4,912	29,526	163,707
Net Assets	$ 103,443	$ 45,023	$ 403,075	$ 1,563,696
Class R6: Net asset value per share	$ 14.11	$ 9.24	$ 13.66	$ 11.05
Shares outstanding	7,589	18,696	592,706	3,972,650
Net Assets	$ 107,110	$ 172,744	$ 8,093,970	$ 43,899,041
Class Y: Net asset value per share	$ 14.50	$ 9.22	$ 13.68	$ 11.01
Shares outstanding	574,650	30,873,901	2,554,204	1,374,048
Net Assets	$ 8,330,866	$ 284,671,626	$ 34,950,840	$ 15,121,815
Class F: Net asset value per share	$ 14.66	$ 9.18	$ 13.75	$ 11.06
Shares outstanding	3,884,914	12,004,870	1,795,937	5,222,949
Net Assets	$ 56,957,670	$ 110,219,901	$ 24,699,699	$ 57,743,687
Cost of investments	$ 115,870,813	$ 461,912,006	$ 170,667,929	$ 718,954,245
Cost of foreign currency	$ 16,727	$ 271,154	$ 58,690	$ 1,975,588
(1) Includes Investment in securities on loan, at market value	$ 882,272	$ 6,850,280	$ 3,996,596	$ 21,308,784
The accompanying notes are an integral part of these financial statements.
41

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Assets:
Investments in securities, at market value(1)	$ 410,170,217	$ 3,976,152,548	$ 2,328,807,123
Repurchase agreements	14,216,638	105,015,247	55,474,902
Cash	3,181,844	25,665,969	13,483,583
Cash collateral held for securities on loan	508,180	1,073,236	4,053,930
Foreign currency	130,247	1,326,973	562,374
Receivables:
Investment securities sold	—	37,274,765	1,951,050
Fund shares sold	665,635	6,562,457	8,648,791
Dividends and interest	611,175	11,771,233	16,016,553
Securities lending income	108	7,715	119,068
Variation margin on futures contracts	—	—	983,217
Tax reclaims	766,642	5,773,989	2,436,232
Other assets	81,427	136,925	210,975
Total assets	430,332,113	4,170,761,057	2,432,747,798
Liabilities:
Unrealized depreciation on foreign currency contracts	—	575	1,432
Obligation to return securities lending collateral	10,163,604	21,464,713	81,078,601
Payables:
Investment securities purchased	—	24,814,760	5,653,579
Fund shares redeemed	1,592,842	3,439,883	5,195,612
Investment management fees	284,195	2,339,313	1,554,871
Transfer agent fees	170,714	758,587	389,870
Accounting services fees	31,435	165,671	77,049
Board of Directors' fees	3,232	16,348	4,640
Foreign taxes	—	1,758,415	—
Distribution fees	4,511	23,318	2,941
Accrued expenses	97,854	238,166	139,478
Total liabilities	12,348,387	55,019,749	94,098,073
Net assets	$ 417,983,726	$ 4,115,741,308	$ 2,338,649,725
Summary of Net Assets:
Capital stock and paid-in-capital	$ 399,753,233	$ 3,980,342,551	$ 2,738,683,818
Distributable earnings (loss)	18,230,493	135,398,757	(400,034,093)
Net assets	$ 417,983,726	$ 4,115,741,308	$ 2,338,649,725
Shares authorized	485,000,000	825,000,000	830,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 14.53	$ 16.24	$ 15.01
Maximum offering price per share	15.38	17.19	15.88
Shares outstanding	8,411,010	28,299,589	3,976,241
Net Assets	$ 122,221,186	$ 459,477,432	$ 59,667,620
Class C: Net asset value per share	$ 13.03	$ 13.84	$ 14.82
Shares outstanding	228,465	1,516,291	375,553
Net Assets	$ 2,975,949	$ 20,983,508	$ 5,566,301
Class I: Net asset value per share	$ 14.40	$ 16.12	$ 15.06
Shares outstanding	8,340,673	32,472,358	85,923,437
Net Assets	$ 120,125,248	$ 523,545,112	$ 1,294,283,413
Class R3: Net asset value per share	$ 14.70	$ 16.58	$ 15.05
Shares outstanding	39,288	1,743,919	43,566
Net Assets	$ 577,409	$ 28,911,067	$ 655,875
Class R4: Net asset value per share	$ 15.00	$ 16.91	$ 14.97
Shares outstanding	108,885	5,030,951	261,664
Net Assets	$ 1,633,807	$ 85,080,380	$ 3,916,358
Class R5: Net asset value per share	$ 15.12	$ 17.07	$ 15.12
Shares outstanding	1,343,391	16,864,313	2,259,023
Net Assets	$ 20,318,702	$ 287,879,585	$ 34,150,034
The accompanying notes are an integral part of these financial statements.
42

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Class R6: Net asset value per share	$ 15.20	$ 17.18	$ 15.45
Shares outstanding	436,528	55,722,110	1,661,212
Net Assets	$ 6,637,062	$ 957,511,372	$ 25,662,365
Class Y: Net asset value per share	$ 15.17	$ 17.18	$ 15.44
Shares outstanding	716,694	62,865,858	30,024,081
Net Assets	$ 10,869,307	$ 1,080,134,132	$ 463,489,603
Class F: Net asset value per share	$ 14.42	$ 16.13	$ 15.07
Shares outstanding	9,195,506	41,676,805	29,936,864
Net Assets	$ 132,625,056	$ 672,218,720	$ 451,258,156
Cost of investments	$ 385,641,239	$ 3,951,548,539	$ 2,422,552,285
Cost of foreign currency	$ 130,250	$ 1,323,602	$ 560,937
(1) Includes Investment in securities on loan, at market value	$ —	$ 43,008,972	$ 76,079,292
The accompanying notes are an integral part of these financial statements.
43

Hartford International/Global Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Investment Income:
Dividends	$ 1,302,011	$ 9,154,443	$ 1,350,359	$ 12,637,064
Interest	2,301	4,087	3,333	5,342
Securities lending	9,068	55,189	6,112	30,760
Less: Foreign tax withheld	(69,804)	(646,431)	(71,524)	(1,037,627)
Total investment income, net	1,243,576	8,567,288	1,288,280	11,635,539
Expenses:
Investment management fees	459,162	2,229,890	493,183	1,919,916
Transfer agent fees
Class A	23,892	37,145	57,967	510,311
Class C	1,791	2,271	2,970	17,776
Class I	13,364	21,244	24,403	31,585
Class R3	205	371	6,628	14,166
Class R4	224	305	708	3,787
Class R5	87	30	264	2,021
Class R6	5	2	124	934
Class Y	5,073	165,377	3,941	6,071
Class F	188	462	152	823
Distribution fees
Class A	45,375	47,935	67,661	749,738
Class C	10,373	9,082	11,879	78,152
Class R3	477	844	15,063	32,197
Class R4	330	449	1,056	5,569
Custodian fees	11,819	99,391	7,561	54,716
Registration and filing fees	72,784	64,894	64,742	61,715
Accounting services fees	14,812	45,728	13,960	73,159
Board of Directors' fees	1,703	5,668	1,613	10,303
Audit and tax fees	15,462	37,382	17,637	27,348
Other expenses	11,795	37,033	12,213	61,879
Total expenses (before waivers, reimbursements and fees paid indirectly)	688,921	2,805,503	803,725	3,662,166
Expense waivers	(49,100)	(62,692)	(25,315)	—
Distribution fee reimbursements	(894)	(114)	(2,534)	(15,733)
Commission recapture	(345)	—	(205)	(378)
Total waivers, reimbursements and fees paid indirectly	(50,339)	(62,806)	(28,054)	(16,111)
Total expenses	638,582	2,742,697	775,671	3,646,055
Net Investment Income (Loss)	604,994	5,824,591	512,609	7,989,484
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(2,335,177)	(6,922,330)	(2,066,671)	(3,917,234)
Less: Foreign taxes paid on realized capital gains	—	(205,728)	—	(4,908)
Futures contracts	—	(1,066,562)	—	139,043
Other foreign currency transactions	(6,263)	(214,935)	(36,124)	(42,261)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(2,341,440)	(8,409,555)	(2,102,795)	(3,825,360)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments *	(23,597,518)	(65,992,993)	(31,858,196)	(115,120,095)
Futures contracts	—	(90,521)	—	433,753
Foreign currency contracts	—	—	708	(134)
Translation of other assets and liabilities in foreign currencies	(13,460)	(22,129)	(15,812)	(166,440)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(23,610,978)	(66,105,643)	(31,873,300)	(114,852,916)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(25,952,418)	(74,515,198)	(33,976,095)	(118,678,276)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (25,347,424)	$ (68,690,607)	$ (33,463,486)	$ (110,688,792)
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ 604,167	$ 20,168	$ 94,923
The accompanying notes are an integral part of these financial statements.
44

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Investment Income:
Dividends	$ 4,037,559	$ 53,353,824	$ 48,156,963
Interest	6,922	49,491	31,197
Securities lending	1,902	67,253	238,654
Less: Foreign tax withheld	(364,405)	(4,183,724)	(4,995,062)
Total investment income, net	3,681,978	49,286,844	43,431,752
Expenses:
Investment management fees	2,183,909	14,801,531	9,074,383
Transfer agent fees
Class A	133,803	368,619	36,939
Class C	5,249	20,634	4,552
Class I	155,805	253,306	617,447
Class R3	774	36,378	769
Class R4	1,779	85,311	3,225
Class R5	19,109	179,860	18,547
Class R6	156	15,358	215
Class Y	7,473	626,560	168,743
Class F	1,020	4,916	599
Distribution fees
Class A	183,875	650,141	73,429
Class C	20,994	124,705	33,274
Class R3	1,758	82,677	1,747
Class R4	2,616	125,458	5,120
Custodian fees	18,462	94,109	56,168
Registration and filing fees	69,216	106,575	153,283
Accounting services fees	57,171	329,168	155,962
Board of Directors' fees	7,624	53,798	24,835
Audit and tax fees	16,044	17,672	12,022
Other expenses	66,783	187,948	108,251
Total expenses (before waivers, reimbursements and fees paid indirectly)	2,953,620	18,164,724	10,549,510
Expense waivers	(10,412)	—	—
Transfer agent fee waivers	—	(181,368)	(29,771)
Distribution fee reimbursements	(2,536)	(7,452)	(239)
Commission recapture	—	(2,046)	(2,331)
Total waivers, reimbursements and fees paid indirectly	(12,948)	(190,866)	(32,341)
Total expenses	2,940,672	17,973,858	10,517,169
Net Investment Income (Loss)	741,306	31,312,986	32,914,583
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(19,542,759)	9,692,688	39,219,968
Less: Foreign taxes paid on realized capital gains	—	(1,010,941)	—
Futures contracts	—	—	(7,710,749)
Foreign currency contracts	—	(380)	—
Other foreign currency transactions	(128,589)	(1,290,720)	(662,793)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(19,671,348)	7,390,647	30,846,426
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments *	(137,813,472)	(786,321,280)	(255,864,368)
Futures contracts	—	—	(1,492,183)
Foreign currency contracts	—	(575)	(1,432)
Translation of other assets and liabilities in foreign currencies	(64,589)	(669,347)	(700,818)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(137,878,061)	(786,991,202)	(258,058,801)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(157,549,409)	(779,600,555)	(227,212,375)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (156,808,103)	$ (748,287,569)	$ (194,297,792)
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ 2,628,220	$ 320,296
The accompanying notes are an integral part of these financial statements.
45

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets

	Hartford Climate Opportunities Fund		Hartford Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 604,994	$ 783,627	$ 5,824,591	$ 9,452,740
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(2,341,440)	7,014,184	(8,409,555)	45,797,402
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(23,610,978)	21,454,733	(66,105,643)	26,792,308
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,347,424)	29,252,544	(68,690,607)	82,042,450
Distributions to Shareholders:
Class A	(1,869,146)	(145,874)	(749,726)	(357,708)
Class C	(106,547)	(4,889)	(22,534)	(3,128)
Class I	(1,093,236)	(70,488)	(811,325)	(339,224)
Class R3	(11,865)	(1,589)	(5,693)	(2,122)
Class R4	(16,040)	(3,274)	(6,875)	(3,221)
Class R5	(10,397)	(2,495)	(1,138)	(10,847)
Class R6	(16,751)	(2,724)	(2,634)	(16,072)
Class Y	(526,072)	(37,648)	(7,077,865)	(3,485,488)
Class F	(4,503,763)	(791,120)	(2,822,230)	(1,212,609)
Total distributions	(8,153,817)	(1,060,101)	(11,500,020)	(5,430,419)
Capital Share Transactions:
Sold	40,337,186	87,432,360	80,190,785	140,044,654
Issued on reinvestment of distributions	7,835,921	986,448	8,620,453	4,185,192
Redeemed	(44,541,067)	(19,183,630)	(40,675,311)	(90,258,960)
Net increase (decrease) from capital share transactions	3,632,040	69,235,178	48,135,927	53,970,886
Net Increase (Decrease) in Net Assets	(29,869,201)	97,427,621	(32,054,700)	130,582,917
Net Assets:
Beginning of period	153,653,284	56,225,663	499,839,446	369,256,529
End of period	$ 123,784,083	$ 153,653,284	$ 467,784,746	$ 499,839,446
The accompanying notes are an integral part of these financial statements.
46

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Global Impact Fund		Hartford International Equity Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 512,609	$ 301,324	$ 7,989,484	$ 12,177,864
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(2,102,795)	11,547,260	(3,825,360)	64,574,033
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(31,873,300)	19,737,445	(114,852,916)	132,828,945
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,463,486)	31,586,029	(110,688,792)	209,580,842
Distributions to Shareholders:
Class A	(1,421,567)	(189,333)	(20,659,482)	(6,835,200)
Class C	(63,768)	—	(383,514)	(42,167)
Class I	(1,265,664)	(202,896)	(2,328,487)	(876,767)
Class R3	(163,900)	(9,943)	(410,560)	(108,861)
Class R4	(24,131)	(4,869)	(149,391)	(80,094)
Class R5	(14,142)	(2,640)	(58,723)	(158,409)
Class R6	(306,485)	(44,105)	(2,020,403)	(637,579)
Class Y	(262,294)	(15,334)	(425,799)	(159,071)
Class F	(443,496)	(48,506)	(3,023,696)	(1,171,764)
Total distributions	(3,965,447)	(517,626)	(29,460,055)	(10,069,912)
Capital Share Transactions:
Sold	86,023,961	52,598,956	36,172,845	56,655,037
Issued on reinvestment of distributions	3,837,262	507,891	28,957,344	9,906,402
Redeemed	(20,419,700)	(27,977,798)	(93,461,846)	(143,795,967)
Net increase (decrease) from capital share transactions	69,441,523	25,129,049	(28,331,657)	(77,234,528)
Net Increase (Decrease) in Net Assets	32,012,590	56,197,452	(168,480,504)	122,276,402
Net Assets:
Beginning of period	140,600,138	84,402,686	906,498,302	784,221,900
End of period	$ 172,612,728	$ 140,600,138	$ 738,017,798	$ 906,498,302
The accompanying notes are an integral part of these financial statements.
47

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 741,306	$ 1,228,188	$ 31,312,986	$ 42,365,174
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(19,671,348)	4,068,664	7,390,647	815,142,927
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(137,878,061)	128,643,097	(786,991,202)	186,255,237
Net Increase (Decrease) in Net Assets Resulting from Operations	(156,808,103)	133,939,949	(748,287,569)	1,043,763,338
Distributions to Shareholders:
Class A	(833,792)	(4,940,476)	(53,507,848)	(1,966,312)
Class C	(18,546)	(211,393)	(2,835,675)	—
Class I	(2,003,096)	(7,211,221)	(59,136,788)	(2,750,046)
Class R3	(2,554)	(25,942)	(3,203,038)	(5,791)
Class R4	(13,555)	(74,701)	(10,054,949)	(401,758)
Class R5	(284,125)	(1,118,622)	(33,142,850)	(2,159,841)
Class R6	(78,131)	(178,937)	(97,984,207)	(6,004,017)
Class Y	(125,537)	(453,767)	(122,179,381)	(7,984,680)
Class F	(1,841,933)	(6,315,668)	(77,352,640)	(5,346,154)
Total distributions	(5,201,269)	(20,530,727)	(459,397,376)	(26,618,599)
Capital Share Transactions:
Sold	62,620,339	141,357,281	672,767,570	1,086,470,564
Issued on reinvestment of distributions	5,192,691	20,462,012	446,942,390	25,801,993
Redeemed	(167,532,488)	(137,602,696)	(585,375,395)	(1,048,250,532)
Net increase (decrease) from capital share transactions	(99,719,458)	24,216,597	534,334,565	64,022,025
Net Increase (Decrease) in Net Assets	(261,728,830)	137,625,819	(673,350,380)	1,081,166,764
Net Assets:
Beginning of period	679,712,556	542,086,737	4,789,091,688	3,707,924,924
End of period	$ 417,983,726	$ 679,712,556	$ 4,115,741,308	$ 4,789,091,688
The accompanying notes are an integral part of these financial statements.
48

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Value Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 32,914,583	$ 37,971,632
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	30,846,426	91,837,247
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(258,058,801)	421,401,252
Net Increase (Decrease) in Net Assets Resulting from Operations	(194,297,792)	551,210,131
Distributions to Shareholders:
Class A	(1,670,190)	(394,527)
Class C	(140,820)	(57,733)
Class I	(41,987,512)	(16,322,708)
Class R3	(17,706)	(6,595)
Class R4	(117,051)	(59,329)
Class R5	(1,165,270)	(657,545)
Class R6	(936,188)	(661,246)
Class Y	(13,689,174)	(5,652,207)
Class F	(7,836,276)	(4,332,925)
Total distributions	(67,560,187)	(28,144,815)
Capital Share Transactions:
Sold	906,265,782	1,277,251,762
Issued on reinvestment of distributions	66,322,632	27,765,432
Redeemed	(558,345,909)	(600,108,950)
Net increase (decrease) from capital share transactions	414,242,505	704,908,244
Net Increase (Decrease) in Net Assets	152,384,526	1,227,973,560
Net Assets:
Beginning of period	2,186,265,199	958,291,639
End of period	$ 2,338,649,725	$ 2,186,265,199
The accompanying notes are an integral part of these financial statements.
49

Hartford International/Global Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 18.26	$ 0.04	$ (2.89)	$ (2.85)	$ (0.03)	$ (0.86)	$ (0.89)	$ 14.52	(16.38)% (4)	$ 34,729	1.18% (5)	1.17% (5)	0.48% (5)	40%
C	17.92	(0.02)	(2.84)	(2.86)	—	(0.86)	(0.86)	14.20	(16.72) (4)	1,905	1.97 (5)	1.94 (5)	(0.27) (5)	40
I	18.00	0.06	(2.84)	(2.78)	(0.08)	(0.86)	(0.94)	14.28	(16.26) (4)	21,471	0.92 (5)	0.89 (5)	0.81 (5)	40
R3	17.97	0.04	(2.84)	(2.80)	—	(0.86)	(0.86)	14.31	(16.33) (4)	55	1.51 (5)	1.06 (5)	0.55 (5)	40
R4	17.96	0.05	(2.83)	(2.78)	(0.04)	(0.86)	(0.90)	14.28	(16.25) (4)	125	1.21 (5)	0.95 (5)	0.68 (5)	40
R5	17.88	0.07	(2.83)	(2.76)	(0.09)	(0.86)	(0.95)	14.17	(16.25) (4)	103	0.91 (5)	0.81 (5)	0.85 (5)	40
R6	17.82	0.08	(2.82)	(2.74)	(0.11)	(0.86)	(0.97)	14.11	(16.20) (4)	107	0.80 (5)	0.69 (5)	0.93 (5)	40
Y	18.27	0.07	(2.88)	(2.81)	(0.10)	(0.86)	(0.96)	14.50	(16.21) (4)	8,331	0.90 (5)	0.79 (5)	0.87 (5)	40
F	18.48	0.08	(2.93)	(2.85)	(0.11)	(0.86)	(0.97)	14.66	(16.22) (4)	56,958	0.79 (5)	0.69 (5)	1.00 (5)	40
For the Year Ended October 31, 2021
A	$ 13.13	$ 0.06	$ 5.24	$ 5.30	$ (0.02)	$ (0.15)	$ (0.17)	$ 18.26	40.65%	$ 36,849	1.23%	1.17%	0.36%	36%
C	12.97	(0.07)	5.17	5.10	—	(0.15)	(0.15)	17.92	39.54	2,146	2.06	1.93	(0.42)	36
I	12.95	0.11	5.16	5.27	(0.07)	(0.15)	(0.22)	18.00	41.03	20,001	0.96	0.88	0.67	36
R3	12.90	0.07	5.15	5.22	—	(0.15)	(0.15)	17.97	40.70	245	1.56	1.08	0.44	36
R4	12.91	0.09	5.15	5.24	(0.04)	(0.15)	(0.19)	17.96	40.84	337	1.26	0.99	0.54	36
R5	12.87	0.12	5.12	5.24	(0.08)	(0.15)	(0.23)	17.88	41.09	195	0.96	0.81	0.71	36
R6	12.83	0.15	5.09	5.24	(0.10)	(0.15)	(0.25)	17.82	41.24	305	0.84	0.69	0.90	36
Y	13.15	0.13	5.23	5.36	(0.09)	(0.15)	(0.24)	18.27	41.08	10,014	0.95	0.79	0.78	36
F	13.29	0.14	5.30	5.44	(0.10)	(0.15)	(0.25)	18.48	41.32	83,559	0.84	0.69	0.83	36
For the Year Ended October 31, 2020
A	$ 10.92	$ 0.07	$ 2.42	$ 2.49	$ (0.05)	$ (0.23)	$ (0.28)	$ 13.13	23.27%	$ 9,476	1.49%	1.10%	0.58%	36%
C	10.93	(0.03)	2.40	2.37	(0.10)	(0.23)	(0.33)	12.97	22.24	403	2.33	1.94	(0.26)	36
I	10.78	0.10	2.39	2.49	(0.09)	(0.23)	(0.32)	12.95	23.58	3,649	1.21	0.83	0.86	36
R3	11.02	0.08	2.41	2.49	(0.38)	(0.23)	(0.61)	12.90	23.51	139	1.80	0.93	0.74	36
R4	10.93	0.09	2.39	2.48	(0.27)	(0.23)	(0.50)	12.91	23.48	229	1.50	0.93	0.76	36
R5	10.94	0.10	2.39	2.49	(0.33)	(0.23)	(0.56)	12.87	23.58	138	1.20	0.81	0.85	36
R6	10.96	0.11	2.39	2.50	(0.40)	(0.23)	(0.63)	12.83	23.73	139	1.08	0.69	0.97	36
Y	10.94	0.10	2.43	2.53	(0.09)	(0.23)	(0.32)	13.15	23.66	1,663	1.18	0.79	0.90	36
F	11.01	0.11	2.45	2.56	(0.05)	(0.23)	(0.28)	13.29	23.76	40,390	1.08	0.69	1.00	36
For the Year Ended October 31, 2019
A	$ 10.99	$ 0.11	$ 1.34	$ 1.45	$ (0.11)	$ (1.41)	$ (1.52)	$ 10.92	16.47%	$ 4,510	1.79%	1.08%	1.12%	50%
C	10.99	0.12	1.35	1.47	(0.12)	(1.41)	(1.53)	10.93	16.68	286	2.38	0.95	1.19	50
I	11.00	0.13	1.32	1.45	(0.26)	(1.41)	(1.67)	10.78	16.85	2,314	1.41	0.77	1.25	50
R3	10.98	0.14	1.43	1.57	(0.12)	(1.41)	(1.53)	11.02	17.77	112	1.85	0.75	1.39	50
R4	10.99	0.13	1.35	1.48	(0.13)	(1.41)	(1.54)	10.93	16.78	125	1.61	0.84	1.30	50
R5	10.99	0.13	1.36	1.49	(0.13)	(1.41)	(1.54)	10.94	16.88	112	1.35	0.79	1.35	50
R6	11.01	0.15	1.36	1.51	(0.15)	(1.41)	(1.56)	10.96	17.12	112	1.31	0.67	1.47	50
Y	11.00	0.14	1.35	1.49	(0.14)	(1.41)	(1.55)	10.94	17.00	804	1.36	0.71	1.39	50
F	11.06	0.16	1.34	1.50	(0.14)	(1.41)	(1.55)	11.01	16.88	11,696	1.41	0.69	1.52	50
The accompanying notes are an integral part of these financial statements.
50

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund – (continued)
For the Year Ended October 31, 2018
A	$ 13.64	$ 0.13	$ (1.65)	$ (1.52)	$ (0.06)	$ (1.07)	$ (1.13)	$ 10.99	(12.08)%	$ 4,266	1.64%	1.07%	1.04%	42%
C	13.62	0.14	(1.65)	(1.51)	(0.05)	(1.07)	(1.12)	10.99	(11.95)	1,425	2.34	0.97	1.13	42
I	13.68	0.15	(1.64)	(1.49)	(0.12)	(1.07)	(1.19)	11.00	(11.82)	8,157	1.26	0.76	1.25	42
R3	13.63	0.14	(1.65)	(1.51)	(0.07)	(1.07)	(1.14)	10.98	(12.02)	1,231	1.96	0.98	1.13	42
R4	13.64	0.14	(1.64)	(1.50)	(0.08)	(1.07)	(1.15)	10.99	(11.93)	1,247	1.66	0.92	1.18	42
R5	13.65	0.15	(1.65)	(1.50)	(0.09)	(1.07)	(1.16)	10.99	(11.84)	1,241	1.36	0.87	1.24	42
R6	13.66	0.17	(1.65)	(1.48)	(0.10)	(1.07)	(1.17)	11.01	(11.74)	1,244	1.24	0.75	1.35	42
Y	13.66	0.16	(1.64)	(1.48)	(0.11)	(1.07)	(1.18)	11.00	(11.77)	1,342	1.29	0.76	1.34	42
F	13.68	0.17	(1.67)	(1.50)	(0.05)	(1.07)	(1.12)	11.06	(11.78)	9,263	1.24	0.75	1.38	42
For the Year Ended October 31, 2017
A	$ 11.53	$ 0.11	$ 2.33	$ 2.44	$ (0.12)	$ (0.21)	$ (0.33)	$ 13.64	21.76%	$ 4,336	1.87%	1.18%	0.87%	44%
C	11.47	0.08	2.33	2.41	(0.05)	(0.21)	(0.26)	13.62	21.48	1,559	2.53	1.37	0.69	44
I	11.55	0.14	2.34	2.48	(0.14)	(0.21)	(0.35)	13.68	22.12	19,040	1.53	0.92	1.18	44
R3	11.50	0.10	2.33	2.43	(0.09)	(0.21)	(0.30)	13.63	21.68	1,399	2.20	1.22	0.83	44
R4	11.52	0.12	2.32	2.44	(0.11)	(0.21)	(0.32)	13.64	21.84	1,404	1.90	1.11	0.94	44
R5	11.54	0.13	2.33	2.46	(0.14)	(0.21)	(0.35)	13.65	22.01	1,408	1.60	1.00	1.05	44
R6	11.55	0.14	2.33	2.47	(0.15)	(0.21)	(0.36)	13.66	22.09	1,411	1.50	0.90	1.16	44
Y	11.55	0.14	2.33	2.47	(0.15)	(0.21)	(0.36)	13.66	22.09	1,469	1.51	0.90	1.16	44
F (6)	11.81	0.08	1.79	1.87	—	—	—	13.68	15.83 (4)	6,424	1.58 (5)	0.90 (5)	0.87 (5)	44
Hartford Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 10.88	$ 0.10	$ (1.52)	$ (1.42)	$ (0.20)	$ —	$ (0.20)	$ 9.26	(13.25)% (4)	$ 34,069	1.46% (5)	1.45% (5)	2.01% (5)	33%
C	10.66	0.06	(1.49)	(1.43)	(0.12)	—	(0.12)	9.11	(13.54) (4)	1,517	2.27 (5)	2.20 (5)	1.25 (5)	33
I	10.87	0.12	(1.51)	(1.39)	(0.23)	—	(0.23)	9.25	(13.04) (4)	36,460	1.13 (5)	1.13 (5)	2.35 (5)	33
R3	10.83	0.09	(1.51)	(1.42)	(0.18)	—	(0.18)	9.23	(13.35) (4)	299	1.74 (5)	1.70 (5)	1.72 (5)	33
R4	11.09	0.11	(1.56)	(1.45)	(0.20)	—	(0.20)	9.44	(13.27) (4)	330	1.44 (5)	1.44 (5)	2.02 (5)	33
R5	10.78	0.12	(1.50)	(1.38)	(0.23)	—	(0.23)	9.17	(13.01) (4)	45	1.14 (5)	1.14 (5)	2.31 (5)	33
R6	10.88	0.13	(1.52)	(1.39)	(0.25)	—	(0.25)	9.24	(13.02) (4)	173	1.02 (5)	0.98 (5)	2.49 (5)	33
Y	10.85	0.12	(1.51)	(1.39)	(0.24)	—	(0.24)	9.22	(13.07) (4)	284,672	1.13 (5)	1.10 (5)	2.35 (5)	33
F	10.81	0.13	(1.51)	(1.38)	(0.25)	—	(0.25)	9.18	(13.01) (4)	110,220	1.02 (5)	0.98 (5)	2.48 (5)	33
For the Year Ended October 31, 2021
A	$ 9.06	$ 0.17	$ 1.74	$ 1.91	$ (0.09)	$ —	$ (0.09)	$ 10.88	21.18%	$ 40,629	1.44%	1.44%	1.60%	95%
C	8.88	0.09	1.71	1.80	(0.02)	—	(0.02)	10.66	20.23	2,029	2.27	2.20	0.86	95
I	9.04	0.22	1.73	1.95	(0.12)	—	(0.12)	10.87	21.64	38,104	1.12	1.12	1.99	95
R3	9.01	0.16	1.73	1.89	(0.07)	—	(0.07)	10.83	20.99	400	1.74	1.70	1.47	95
R4	9.23	0.18	1.77	1.95	(0.09)	—	(0.09)	11.09	21.22	367	1.44	1.43	1.60	95
R5	9.00	0.08	1.82	1.90	(0.12)	—	(0.12)	10.78	21.24	52	1.14	1.13	0.80	95
R6	9.05	0.10	1.87	1.97	(0.14)	—	(0.14)	10.88	21.88	113	1.02	0.98	0.95	95
Y	9.03	0.21	1.74	1.95	(0.13)	—	(0.13)	10.85	21.67	302,968	1.13	1.10	1.97	95
F	9.00	0.23	1.72	1.95	(0.14)	—	(0.14)	10.81	21.78	115,177	1.02	0.98	2.15	95
The accompanying notes are an integral part of these financial statements.
51

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2020
A	$ 8.96	$ 0.11	$ 0.18	$ 0.29	$ (0.19)	$ —	$ (0.19)	$ 9.06	3.12%	$ 36,749	1.47%	1.41%	1.27%	104%
C	8.78	0.04	0.16	0.20	(0.10)	—	(0.10)	8.88	2.26	1,669	2.29	2.20	0.45	104
I	8.94	0.14	0.18	0.32	(0.22)	—	(0.22)	9.04	3.45	26,381	1.14	1.08	1.61	104
R3	8.95	0.09	0.16	0.25	(0.19)	—	(0.19)	9.01	2.68	284	1.76	1.70	1.04	104
R4	9.01	0.12	0.16	0.28	(0.06)	—	(0.06)	9.23	3.12	328	1.46	1.39	1.34	104
R5	8.90	0.14	0.18	0.32	(0.22)	—	(0.22)	9.00	3.46	791	1.16	1.10	1.58	104
R6	8.96	0.15	0.17	0.32	(0.23)	—	(0.23)	9.05	3.43	1,065	1.04	0.98	1.71	104
Y	8.93	0.14	0.18	0.32	(0.22)	—	(0.22)	9.03	3.47	244,884	1.14	1.08	1.62	104
F	8.90	0.15	0.17	0.32	(0.22)	—	(0.22)	9.00	3.55	57,105	1.04	0.98	1.73	104
For the Year Ended October 31, 2019
A	$ 8.39	$ 0.18	$ 0.54	$ 0.72	$ (0.15)	$ —	$ (0.15)	$ 8.96	8.82%	$ 45,113	1.50%	1.39%	2.02%	81%
C	8.18	0.10	0.54	0.64	(0.04)	—	(0.04)	8.78	7.93	2,738	2.34	2.20	1.20	81
I	8.39	0.23	0.50	0.73	(0.18)	—	(0.18)	8.94	8.99	23,116	1.19	1.09	2.60	81
R3	8.38	0.16	0.54	0.70	(0.13)	—	(0.13)	8.95	8.45	220	1.81	1.69	1.78	81
R4	8.44	0.14	0.59	0.73	(0.16)	—	(0.16)	9.01	8.87	352	1.51	1.39	1.65	81
R5	8.34	0.22	0.52	0.74	(0.18)	—	(0.18)	8.90	9.14	691	1.21	1.10	2.51	81
R6	8.39	0.22	0.54	0.76	(0.19)	—	(0.19)	8.96	9.26	1,006	1.09	0.98	2.57	81
Y	8.38	0.29	0.45	0.74	(0.19)	—	(0.19)	8.93	9.06	205,680	1.19	1.07	3.34	81
F	8.35	0.28	0.46	0.74	(0.19)	—	(0.19)	8.90	9.17	30,845	1.09	0.98	3.20	81
For the Year Ended October 31, 2018
A	$ 9.85	$ 0.20	$ (1.52)	$ (1.32)	$ (0.14)	$ —	$ (0.14)	$ 8.39	(13.61)%	$ 61,016	1.53%	1.38%	2.10%	85%
C	9.64	0.08	(1.45)	(1.37)	(0.09)	—	(0.09)	8.18	(14.32)	3,682	2.37	2.20	0.83	85
I	9.83	0.22	(1.50)	(1.28)	(0.16)	—	(0.16)	8.39	(13.30)	16,780	1.24	1.07	2.23	85
R3	9.85	0.13	(1.48)	(1.35)	(0.12)	—	(0.12)	8.38	(13.89)	206	1.85	1.68	1.37	85
R4	9.90	0.27	(1.59)	(1.32)	(0.14)	—	(0.14)	8.44	(13.57)	5,580	1.55	1.38	2.90	85
R5	9.79	0.18	(1.47)	(1.29)	(0.16)	—	(0.16)	8.34	(13.43)	611	1.26	1.11	1.88	85
R6 (7)	10.24	0.11	(1.96)	(1.85)	—	—	—	8.39	(18.07) (4)	838	1.14 (5)	0.98 (5)	1.90 (5)	85
Y	9.83	0.20	(1.48)	(1.28)	(0.17)	—	(0.17)	8.38	(13.32)	47,966	1.19	1.02	2.06	85
F	9.85	0.21	(1.49)	(1.28)	(0.22)	—	(0.22)	8.35	(13.30)	1,912	1.14	0.98	2.23	85
For the Year Ended October 31, 2017
A	$ 7.65	$ 0.15	$ 2.12	$ 2.27	$ (0.07)	$ —	$ (0.07)	$ 9.85	30.12%	$ 23,924	1.76%	1.56%	1.78%	98%
C	7.49	0.08	2.10	2.18	(0.03)	—	(0.03)	9.64	29.28	5,560	2.50	2.33	0.91	98
I	7.64	0.21	2.08	2.29	(0.10)	—	(0.10)	9.83	30.54	11,361	1.42	1.29	2.43	98
R3	7.58	0.12	2.15	2.27	—	—	—	9.85	29.95	197	2.11	1.82	1.41	98
R4	7.61	0.11	2.18	2.29	—	—	—	9.90	30.09	41	1.87	1.56	1.38	98
R5	7.59	0.09	2.20	2.29	(0.09)	—	(0.09)	9.79	30.66	876	1.35	1.17	0.95	98
Y	7.64	0.13	2.17	2.30	(0.11)	—	(0.11)	9.83	30.64	38,223	1.32	1.23	1.62	98
F (6)	7.96	0.21	1.68	1.89	—	—	—	9.85	23.74 (4)	1,500	1.25 (5)	1.03 (5)	3.54 (5)	98
The accompanying notes are an integral part of these financial statements.
52

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 17.43	$ 0.04	$ (3.24)	$ (3.20)	$ (0.02)	$ (0.40)	$ (0.42)	$ 13.81	(18.72)% (4)	$ 48,662	1.23% (5)	1.19% (5)	0.47% (5)	15%
C	16.95	(0.02)	(3.14)	(3.16)	—	(0.40)	(0.40)	13.39	(19.01) (4)	2,007	2.02 (5)	1.94 (5)	(0.26) (5)	15
I	17.40	0.06	(3.22)	(3.16)	(0.07)	(0.40)	(0.47)	13.77	(18.57) (4)	47,904	0.87 (5)	0.87 (5)	0.77 (5)	15
R3	17.12	0.02	(3.17)	(3.15)	—	(0.40)	(0.40)	13.57	(18.76) (4)	5,153	1.49 (5)	1.41 (5)	0.30 (5)	15
R4	17.39	0.05	(3.23)	(3.18)	(0.03)	(0.40)	(0.43)	13.78	(18.64) (4)	739	1.19 (5)	1.11 (5)	0.59 (5)	15
R5	17.26	0.06	(3.19)	(3.13)	(0.08)	(0.40)	(0.48)	13.65	(18.54) (4)	403	0.89 (5)	0.81 (5)	0.83 (5)	15
R6	17.28	0.07	(3.19)	(3.12)	(0.10)	(0.40)	(0.50)	13.66	(18.48) (4)	8,094	0.77 (5)	0.69 (5)	0.94 (5)	15
Y	17.30	0.05	(3.18)	(3.13)	(0.09)	(0.40)	(0.49)	13.68	(18.54) (4)	34,951	0.80 (5)	0.79 (5)	0.65 (5)	15
F	17.40	0.07	(3.22)	(3.15)	(0.10)	(0.40)	(0.50)	13.75	(18.53) (4)	24,700	0.77 (5)	0.69 (5)	0.90 (5)	15
For the Year Ended October 31, 2021
A	$ 12.90	$ 0.02	$ 4.57	$ 4.59	$ (0.06)	$ —	$ (0.06)	$ 17.43	35.64%	$ 58,065	1.32%	1.18%	0.12%	37%
C	12.60	(0.10)	4.45	4.35	—	—	—	16.95	34.52	2,715	2.09	1.93	(0.66)	37
I	12.88	0.07	4.56	4.63	(0.11)	—	(0.11)	17.40	36.03	43,723	0.94	0.87	0.44	37
R3	12.68	(0.02)	4.49	4.47	(0.03)	—	(0.03)	17.12	35.24	7,359	1.54	1.40	(0.11)	37
R4	12.88	0.03	4.55	4.58	(0.07)	—	(0.07)	17.39	35.65	995	1.24	1.10	0.21	37
R5	12.78	0.08	4.52	4.60	(0.12)	—	(0.12)	17.26	36.10	450	0.96	0.80	0.50	37
R6	12.79	0.11	4.52	4.63	(0.14)	—	(0.14)	17.28	36.32	9,164	0.84	0.69	0.65	37
Y	12.81	0.06	4.55	4.61	(0.12)	—	(0.12)	17.30	36.13	5,336	0.90	0.79	0.40	37
F	12.88	0.10	4.56	4.66	(0.14)	—	(0.14)	17.40	36.30	12,792	0.84	0.69	0.62	37
For the Year Ended October 31, 2020
A	$ 11.32	$ 0.06	$ 1.56	$ 1.62	$ (0.04)	$ —	$ (0.04)	$ 12.90	14.37%	$ 41,474	1.50%	1.02%	0.56%	85%
C	11.12	(0.02)	1.53	1.51	(0.03)	—	(0.03)	12.60	13.63	2,132	2.23	1.75	(0.17)	85
I	11.30	0.10	1.56	1.66	(0.08)	—	(0.08)	12.88	14.79	24,403	1.12	0.66	0.90	85
R3	11.14	0.04	1.54	1.58	(0.04)	—	(0.04)	12.68	14.21	5,327	1.72	1.22	0.36	85
R4	11.28	0.08	1.56	1.64	(0.04)	—	(0.04)	12.88	14.59	894	1.38	0.87	0.73	85
R5	11.18	0.11	1.54	1.65	(0.05)	—	(0.05)	12.78	14.77	253	1.10	0.60	0.95	85
R6	11.21	0.10	1.56	1.66	(0.08)	—	(0.08)	12.79	14.87	3,111	1.04	0.59	0.88	85
Y	11.17	0.14	1.55	1.69	(0.05)	—	(0.05)	12.81	15.15	2,958	0.93	0.43	1.27	85
F	11.36	0.12	1.57	1.69	(0.17)	—	(0.17)	12.88	15.05	3,850	0.98	0.41	1.01	85
For the Year Ended October 31, 2019
A	$ 11.10	$ 0.12	$ 1.46	$ 1.58	$ (0.06)	$ (1.30)	$ (1.36)	$ 11.32	16.93%	$ 872	1.94% (8)	1.10% (8)	1.17%	5% (9)
C	10.93	0.07	1.45	1.52	(0.03)	(1.30)	(1.33)	11.12	16.45	38	2.74 (8)	1.60 (8)	0.63	5 (9)
I	11.05	0.17	1.46	1.63	(0.08)	(1.30)	(1.38)	11.30	17.47	13,351	1.54 (8)	0.73 (8)	1.60	5 (9)
R3	10.98	0.08	1.48	1.56	(0.10)	(1.30)	(1.40)	11.14	16.94	282	2.07 (8)	1.19 (8)	0.79	5 (9)
R4	11.08	0.13	1.46	1.59	(0.09)	(1.30)	(1.39)	11.28	17.11	27	1.91 (8)	0.95 (8)	1.25	5 (9)
R5	11.00	0.15	1.44	1.59	(0.11)	(1.30)	(1.41)	11.18	17.45	13	1.61 (8)	0.76 (8)	1.43	5 (9)
R6	11.01	0.20	1.41	1.61	(0.11)	(1.30)	(1.41)	11.21	17.45	897	1.43 (8)	0.63 (8)	1.81	5 (9)
Y	10.99	0.23	1.37	1.60	(0.12)	(1.30)	(1.42)	11.17	17.42	300	1.54 (8)	0.67 (8)	2.11	5 (9)
F	11.16	0.16	1.47	1.63	(0.13)	(1.30)	(1.43)	11.36	17.43	30,632	1.49 (8)	0.66 (8)	1.54	5 (9)
The accompanying notes are an integral part of these financial statements.
53

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund – (continued)
For the Year Ended October 31, 2018
A	$ 11.63	$ 0.09	$ (0.27)	$ (0.18)	$ —	$ (0.35)	$ (0.35)	$ 11.10	(1.69)%	$ 455	2.35% (8)	1.20% (8)	0.78%	79% (10)
C	11.57	0.03	(0.27)	(0.24)	(0.05)	(0.35)	(0.40)	10.93	(2.25)	40	3.12 (8)	1.64 (8)	0.28	79 (10)
I	11.66	0.13	(0.26)	(0.13)	(0.13)	(0.35)	(0.48)	11.05	(1.34)	2,588	1.91 (8)	0.79 (8)	1.12	79 (10)
R3	11.63	0.10	(0.25)	(0.15)	(0.15)	(0.35)	(0.50)	10.98	(1.54)	11	2.60 (8)	0.98 (8)	0.85	79 (10)
R4	11.64	0.10	(0.26)	(0.16)	(0.05)	(0.35)	(0.40)	11.08	(1.58)	23	2.30 (8)	1.03 (8)	0.88	79 (10)
R5	11.65	0.12	(0.25)	(0.13)	(0.17)	(0.35)	(0.52)	11.00	(1.40)	11	1.99 (8)	0.85 (8)	1.00	79 (10)
R6	11.66	0.13	(0.25)	(0.12)	(0.18)	(0.35)	(0.53)	11.01	(1.23)	12	1.88 (8)	0.74 (8)	1.10	79 (10)
Y	11.65	0.14	(0.27)	(0.13)	(0.18)	(0.35)	(0.53)	10.99	(1.31)	22	1.93 (8)	0.79 (8)	1.15	79 (10)
F	11.66	0.13	(0.26)	(0.13)	(0.02)	(0.35)	(0.37)	11.16	(1.26)	26,117	1.88 (8)	0.74 (8)	1.10	79 (10)
For the Period Ended October 31, 2017(6)
A	$ 10.00	$ 0.06	$ 1.57	$ 1.63	$ —	$ —	$ —	$ 11.63	16.30% (4)	$ 140	5.13% (5)(8)	1.19% (5)(8)	0.76% (5)	50% (10)
C	10.00	0.01	1.56	1.57	—	—	—	11.57	15.70 (4)	16	5.94 (5)(8)	2.00 (5)(8)	0.11 (5)	50 (10)
I	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60 (4)	1,214	4.76 (5)(8)	0.86 (5)(8)	1.26 (5)	50 (10)
R3	10.00	0.07	1.56	1.63	—	—	—	11.63	16.30 (4)	12	5.54 (5)(8)	1.22 (5)(8)	0.93 (5)	50 (10)
R4	10.00	0.07	1.57	1.64	—	—	—	11.64	16.40 (4)	12	5.24 (5)(8)	1.12 (5)(8)	1.01 (5)	50 (10)
R5	10.00	0.09	1.56	1.65	—	—	—	11.65	16.50 (4)	12	4.94 (5)(8)	0.95 (5)(8)	1.19 (5)	50 (10)
R6	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60 (4)	12	4.84 (5)(8)	0.85 (5)(8)	1.29 (5)	50 (10)
Y	10.00	0.12	1.53	1.65	—	—	—	11.65	16.50 (4)	12	4.79 (5)(8)	0.90 (5)(8)	1.63 (5)	50 (10)
F	10.00	0.10	1.56	1.66	—	—	—	11.66	16.50 (4)	26,456	4.74 (5)(8)	0.85 (5)(8)	1.28 (5)	50 (10)
Hartford International Equity Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 12.86	$ 0.11	$ (1.70)	$ (1.59)	$ (0.25)	$ (0.16)	$ (0.41)	$ 10.86	(12.70)% (4)	$ 538,406	0.95% (5)	0.94% (5)	1.85% (5)	16%
C	12.65	0.06	(1.69)	(1.63)	(0.12)	(0.16)	(0.28)	10.74	(13.14) (4)	12,910	1.76 (5)	1.76 (5)	1.01 (5)	16
I	13.04	0.13	(1.72)	(1.59)	(0.29)	(0.16)	(0.45)	11.00	(12.54) (4)	53,128	0.63 (5)	0.63 (5)	2.15 (5)	16
R3	12.76	0.09	(1.68)	(1.59)	(0.22)	(0.16)	(0.38)	10.79	(12.82) (4)	11,531	1.25 (5)	1.24 (5)	1.55 (5)	16
R4	12.89	0.11	(1.71)	(1.60)	(0.23)	(0.16)	(0.39)	10.90	(12.72) (4)	3,715	0.95 (5)	0.95 (5)	1.84 (5)	16
R5	11.32	0.14	(1.53)	(1.39)	(0.22)	(0.16)	(0.38)	9.55	(12.61) (4)	1,564	0.64 (5)	0.64 (5)	2.58 (5)	16
R6	13.11	0.13	(1.72)	(1.59)	(0.31)	(0.16)	(0.47)	11.05	(12.55) (4)	43,899	0.53 (5)	0.53 (5)	2.22 (5)	16
Y	13.05	0.14	(1.73)	(1.59)	(0.29)	(0.16)	(0.45)	11.01	(12.56) (4)	15,122	0.63 (5)	0.63 (5)	2.27 (5)	16
F	13.12	0.13	(1.72)	(1.59)	(0.31)	(0.16)	(0.47)	11.06	(12.54) (4)	57,744	0.53 (5)	0.53 (5)	2.18 (5)	16
For the Year Ended October 31, 2021
A	$ 10.24	$ 0.16	$ 2.59	$ 2.75	$ (0.13)	$ —	$ (0.13)	$ 12.86	26.93%	$ 644,435	0.94%	0.94%	1.25%	39%
C	10.05	0.04	2.58	2.62	(0.02)	—	(0.02)	12.65	26.06	17,733	1.72	1.72	0.34	39
I	10.38	0.20	2.63	2.83	(0.17)	—	(0.17)	13.04	27.35	67,019	0.61	0.61	1.58	39
R3	10.16	0.12	2.58	2.70	(0.10)	—	(0.10)	12.76	26.61	14,001	1.24	1.23	0.96	39
R4	10.26	0.15	2.61	2.76	(0.13)	—	(0.13)	12.89	27.00	5,097	0.94	0.94	1.21	39
R5	9.03	0.17	2.29	2.46	(0.17)	—	(0.17)	11.32	27.35	11,309	0.63	0.63	1.57	39
R6	10.43	0.22	2.64	2.86	(0.18)	—	(0.18)	13.11	27.52	48,911	0.53	0.53	1.67	39
Y	10.38	0.20	2.63	2.83	(0.16)	—	(0.16)	13.05	27.34	12,935	0.63	0.63	1.56	39
F	10.44	0.21	2.65	2.86	(0.18)	—	(0.18)	13.12	27.50	85,058	0.52	0.52	1.67	39
The accompanying notes are an integral part of these financial statements.
54

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford International Equity Fund – (continued)
For the Year Ended October 31, 2020
A	$ 10.74	$ 0.11	$ (0.37)	$ (0.26)	$ (0.24)	$ —	$ (0.24)	$ 10.24	(2.57)%	$ 558,506	0.99%	0.99%	1.04%	77%
C	10.52	0.02	(0.35)	(0.33)	(0.14)	—	(0.14)	10.05	(3.28)	24,973	1.75	1.75	0.24	77
I	10.88	0.14	(0.36)	(0.22)	(0.28)	—	(0.28)	10.38	(2.21)	54,603	0.63	0.63	1.36	77
R3	10.65	0.08	(0.36)	(0.28)	(0.21)	—	(0.21)	10.16	(2.81)	12,115	1.24	1.23	0.79	77
R4	10.74	0.11	(0.36)	(0.25)	(0.23)	—	(0.23)	10.26	(2.52)	6,419	0.95	0.95	1.07	77
R5	9.50	0.15	(0.34)	(0.19)	(0.28)	—	(0.28)	9.03	(2.20)	8,761	0.66	0.66	1.67	77
R6	10.93	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.43	(2.11)	37,296	0.55	0.55	1.53	77
Y	10.88	0.13	(0.35)	(0.22)	(0.28)	—	(0.28)	10.38	(2.20)	13,601	0.65	0.65	1.27	77
F	10.94	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.44	(2.11)	67,949	0.54	0.54	1.50	77
For the Year Ended October 31, 2019
A	$ 9.91	$ 0.20	$ 0.67	$ 0.87	$ (0.02)	$ (0.02)	$ (0.04)	$ 10.74	8.88%	$ 685,465	0.97%	0.97%	1.94%	78%
C	9.76	0.11	0.67	0.78	—	(0.02)	(0.02)	10.52	8.01	43,009	1.71	1.71	1.13	78
I	10.01	0.23	0.69	0.92	(0.03)	(0.02)	(0.05)	10.88	9.29	82,136	0.63	0.63	2.20	78
R3	9.85	0.17	0.67	0.84	(0.02)	(0.02)	(0.04)	10.65	8.59	16,410	1.24	1.24	1.67	78
R4	9.91	0.20	0.68	0.88	(0.03)	(0.02)	(0.05)	10.74	8.89	8,653	0.96	0.96	1.99	78
R5	8.75	0.20	0.60	0.80	(0.03)	(0.02)	(0.05)	9.50	9.27	1,686	0.65	0.65	2.23	78
R6	10.06	0.24	0.69	0.93	(0.04)	(0.02)	(0.06)	10.93	9.29	22,624	0.54	0.54	2.32	78
Y	10.02	0.25	0.67	0.92	(0.04)	(0.02)	(0.06)	10.88	9.28	33,756	0.62	0.62	2.38	78
F	10.06	0.25	0.69	0.94	(0.04)	(0.02)	(0.06)	10.94	9.39	72,152	0.54	0.54	2.38	78
For the Year Ended October 31, 2018
A	$ 11.42	$ 0.13	$ (1.28)	$ (1.15)	$ (0.18)	$ (0.18)	$ (0.36)	$ 9.91	(10.47)%	$ 750,143	1.15%	0.97%	1.30%	85%
C	11.28	0.07	(1.29)	(1.22)	(0.12)	(0.18)	(0.30)	9.76	(11.16)	70,348	1.96	1.75	0.65	85
I	11.52	0.20	(1.33)	(1.13)	(0.20)	(0.18)	(0.38)	10.01	(10.21)	120,491	0.87	0.66	1.85	85
R3	11.37	0.02	(1.21)	(1.19)	(0.15)	(0.18)	(0.33)	9.85	(10.84)	19,595	1.41	1.27	0.29	85
R4	11.43	0.12	(1.28)	(1.16)	(0.18)	(0.18)	(0.36)	9.91	(10.58)	15,357	1.19	0.99	1.29	85
R5	10.09	0.17	(1.13)	(0.96)	(0.20)	(0.18)	(0.38)	8.75	(9.97)	1,109	0.91	0.69	1.75	85
R6 (7)	11.48	0.11	(1.53)	(1.42)	—	—	—	10.06	(12.37) (4)	4,959	0.68 (5)	0.53 (5)	1.50 (5)	85
Y	11.51	0.22	(1.31)	(1.09)	(0.22)	(0.18)	(0.40)	10.02	(9.92)	27,321	0.83	0.59	2.02	85
F	11.53	0.18	(1.28)	(1.10)	(0.19)	(0.18)	(0.37)	10.06	(9.94)	74,278	0.71	0.55	1.76	85
For the Year Ended October 31, 2017
A	$ 9.37	$ 0.15	$ 2.07	$ 2.22	$ (0.17)	$ —	$ (0.17)	$ 11.42	24.17%	$ 15,943	1.74%	1.16%	1.43%	133%
C	9.25	0.07	2.06	2.13	(0.10)	—	(0.10)	11.28	23.29	4,527	2.47	1.91	0.71	133
I	9.44	0.20	2.06	2.26	(0.18)	—	(0.18)	11.52	24.49	14,971	1.43	0.88	1.88	133
R3	9.37	0.11	2.07	2.18	(0.18)	—	(0.18)	11.37	23.76	93	2.28	1.46	1.10	133
R4	9.40	0.15	2.07	2.22	(0.19)	—	(0.19)	11.43	24.13	740	1.75	1.17	1.39	133
R5	9.38	0.21	1.75	1.96	(1.25)	—	(1.25)	10.09	24.50	397	1.38	0.85	2.28	133
Y	9.44	0.18	2.09	2.27	(0.20)	—	(0.20)	11.51	24.67	11,822	1.31	0.78	1.76	133
F (6)	9.65	0.08	1.80	1.88	—	—	—	11.53	19.48 (4)	1,739	1.26 (5)	0.66 (5)	1.01 (5)	133
The accompanying notes are an integral part of these financial statements.
55

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 19.44	$ 0.01	$ (4.83)	$ (4.82)	$ (0.03)	$ (0.06)	$ (0.09)	$ 14.53	(24.87)% (4)	$ 122,221	1.28% (5)	1.28% (5)	0.08% (5)	13%
C	17.47	(0.06)	(4.32)	(4.38)	—	(0.06)	(0.06)	13.03	(25.14) (4)	2,976	2.10 (5)	2.05 (5)	(0.77) (5)	13
I	19.31	0.02	(4.78)	(4.76)	(0.09)	(0.06)	(0.15)	14.40	(24.81) (4)	120,125	1.00 (5)	1.00 (5)	0.19 (5)	13
R3	19.66	(0.02)	(4.88)	(4.90)	—	(0.06)	(0.06)	14.70	(24.98) (4)	577	1.57 (5)	1.56 (5)	(0.22) (5)	13
R4	20.08	0.00 (11)	(4.98)	(4.98)	(0.04)	(0.06)	(0.10)	15.00	(24.90) (4)	1,634	1.27 (5)	1.27 (5)	0.03 (5)	13
R5	20.26	0.03	(5.02)	(4.99)	(0.09)	(0.06)	(0.15)	15.12	(24.78) (4)	20,319	0.97 (5)	0.97 (5)	0.32 (5)	13
R6	20.38	0.05	(5.05)	(5.00)	(0.12)	(0.06)	(0.18)	15.20	(24.72) (4)	6,637	0.85 (5)	0.85 (5)	0.54 (5)	13
Y	20.32	0.03	(5.02)	(4.99)	(0.10)	(0.06)	(0.16)	15.17	(24.72) (4)	10,869	0.96 (5)	0.95 (5)	0.38 (5)	13
F	19.35	0.04	(4.79)	(4.75)	(0.12)	(0.06)	(0.18)	14.42	(24.75) (4)	132,625	0.85 (5)	0.85 (5)	0.48 (5)	13
For the Year Ended October 31, 2021
A	$ 16.10	$ (0.01)	$ 3.93	$ 3.92	$ —	$ (0.58)	$ (0.58)	$ 19.44	24.68%	$ 167,201	1.26%	1.26%	(0.05)%	32%
C	14.63	(0.15)	3.57	3.42	—	(0.58)	(0.58)	17.47	23.72	5,153	2.09	2.05	(0.86)	32
I	15.97	0.04	3.91	3.95	(0.03)	(0.58)	(0.61)	19.31	25.09	247,620	1.04	1.00	0.21	32
R3	16.31	(0.06)	3.99	3.93	—	(0.58)	(0.58)	19.66	24.42	808	1.56	1.55	(0.33)	32
R4	16.61	—	4.05	4.05	—	(0.58)	(0.58)	20.08	24.71	2,783	1.26	1.26	(0.02)	32
R5	16.73	0.05	4.09	4.14	(0.03)	(0.58)	(0.61)	20.26	25.09	37,334	0.94	0.94	0.26	32
R6	16.83	0.08	4.11	4.19	(0.06)	(0.58)	(0.64)	20.38	25.23	8,367	0.84	0.84	0.40	32
Y	16.78	0.05	4.11	4.16	(0.04)	(0.58)	(0.62)	20.32	25.13	15,124	0.95	0.95	0.27	32
F	16.00	0.07	3.92	3.99	(0.06)	(0.58)	(0.64)	19.35	25.29	195,324	0.84	0.84	0.37	32
For the Year Ended October 31, 2020
A	$ 14.40	$ 0.00(11)	$ 1.78	$ 1.78	$ (0.08)	$ —	$ (0.08)	$ 16.10	12.40%	$ 137,068	1.36%	1.30%	0.00% (12)	112%
C	13.12	(0.10)	1.61	1.51	—	—	—	14.63	11.51	5,435	2.14	2.05	(0.76)	112
I	14.29	0.06	1.75	1.81	(0.13)	—	(0.13)	15.97	12.75	189,631	0.97	0.93	0.40	112
R3	14.59	(0.04)	1.80	1.76	(0.04)	—	(0.04)	16.31	12.08	711	1.61	1.57	(0.26)	112
R4	14.83	0.01	1.83	1.84	(0.06)	—	(0.06)	16.61	12.44	2,260	1.30	1.26	0.07	112
R5	14.96	0.05	1.85	1.90	(0.13)	—	(0.13)	16.73	12.76	30,666	0.99	0.95	0.35	112
R6	15.04	0.07	1.86	1.93	(0.14)	—	(0.14)	16.83	12.90	4,560	0.90	0.85	0.48	112
Y	15.01	0.05	1.85	1.90	(0.13)	—	(0.13)	16.78	12.74	12,562	1.00	0.95	0.35	112
F	14.31	0.07	1.77	1.84	(0.15)	—	(0.15)	16.00	12.88	159,194	0.89	0.85	0.47	112
For the Year Ended October 31, 2019
A	$ 13.85	$ 0.09	$ 1.51	$ 1.60	$ (0.08)	$ (0.97)	$ (1.05)	$ 14.40	12.97%	$ 128,065	1.38%	1.30%	0.66%	64%
C	12.71	(0.01)	1.39	1.38	—	(0.97)	(0.97)	13.12	12.16	6,842	2.15	2.05	(0.11)	64
I	13.75	0.14	1.49	1.63	(0.12)	(0.97)	(1.09)	14.29	13.41	39,175	0.99	0.94	1.04	64
R3	14.00	0.06	1.53	1.59	(0.03)	(0.97)	(1.00)	14.59	12.63	632	1.63	1.57	0.44	64
R4	14.21	0.09	1.56	1.65	(0.06)	(0.97)	(1.03)	14.83	12.99	4,102	1.33	1.27	0.67	64
R5	14.34	0.14	1.57	1.71	(0.12)	(0.97)	(1.09)	14.96	13.40	25,303	1.02	0.96	1.00	64
R6	14.41	0.16	1.57	1.73	(0.13)	(0.97)	(1.10)	15.04	13.48	3,059	0.91	0.85	1.09	64
Y	14.39	0.15	1.57	1.72	(0.13)	(0.97)	(1.10)	15.01	13.45	18,100	0.98	0.92	1.05	64
F	13.77	0.15	1.49	1.64	(0.13)	(0.97)	(1.10)	14.31	13.50	112,149	0.91	0.85	1.12	64
The accompanying notes are an integral part of these financial statements.
56

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund – (continued)
For the Year Ended October 31, 2018
A	$ 15.21	$ 0.10	$ (1.38)	$ (1.28)	$ (0.08)	$ —	$ (0.08)	$ 13.85	(8.47)%	$ 123,681	1.40%	1.30%	0.64%	76%
C	13.99	(0.01)	(1.27)	(1.28)	—	—	—	12.71	(9.15)	7,962	2.21	2.05	(0.09)	76
I	15.09	0.15	(1.37)	(1.22)	(0.12)	—	(0.12)	13.75	(8.16)	35,144	1.04	0.98	0.98	76
R3	15.36	0.06	(1.41)	(1.35)	(0.01)	—	(0.01)	14.00	(8.72)	556	1.67	1.60	0.36	76
R4	15.59	0.09	(1.39)	(1.30)	(0.08)	—	(0.08)	14.21	(8.41)	8,748	1.36	1.30	0.59	76
R5	15.74	0.17	(1.45)	(1.28)	(0.12)	—	(0.12)	14.34	(8.19)	21,691	1.06	1.00	1.03	76
R6 (7)	16.23	0.02	(1.84)	(1.82)	—	—	—	14.41	(11.21) (4)	583	0.94 (5)	0.86 (5)	0.22 (5)	76
Y	15.79	0.17	(1.44)	(1.27)	(0.13)	—	(0.13)	14.39	(8.13)	16,422	0.98	0.91	1.05	76
F	15.11	0.16	(1.37)	(1.21)	(0.13)	—	(0.13)	13.77	(8.10)	94,527	0.95	0.89	1.07	76
For the Year Ended October 31, 2017
A	$ 12.24	$ 0.09	$ 3.02	$ 3.11	$ (0.14)	$ —	$ (0.14)	$ 15.21	25.79%	$ 124,332	1.48%	1.30%	0.71%	82%
C	11.26	(0.01)	2.79	2.78	(0.05)	—	(0.05)	13.99	24.88	15,539	2.21	2.05	(0.06)	82
I	12.16	0.15	2.96	3.11	(0.18)	—	(0.18)	15.09	26.05	26,644	1.34	1.00	1.18	82
R3	12.33	0.06	3.05	3.11	(0.08)	—	(0.08)	15.36	25.48	649	1.81	1.60	0.45	82
R4	12.55	0.10	3.09	3.19	(0.15)	—	(0.15)	15.59	25.75	11,579	1.39	1.30	0.75	82
R5	12.67	0.13	3.12	3.25	(0.18)	—	(0.18)	15.74	26.23	7,184	1.10	1.00	0.93	82
Y	12.71	0.11	3.16	3.27	(0.19)	—	(0.19)	15.79	26.20	11,865	1.01	0.95	0.81	82
F (6)	12.18	0.06	2.87	2.93	—	—	—	15.11	24.06 (4)	61,131	0.99 (5)	0.90 (5)	0.65 (5)	82
The Hartford International Opportunities Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 21.23	$ 0.10	$ (3.09)	$ (2.99)	$ (0.25)	$ (1.75)	$ (2.00)	$ 16.24	(15.41)% (4)	$ 459,477	1.08% (5)	1.07% (5)	1.07% (5)	57%
C	18.33	0.02	(2.64)	(2.62)	(0.12)	(1.75)	(1.87)	13.84	(15.75) (4)	20,984	1.85 (5)	1.85 (5)	0.26 (5)	57
I	21.13	0.13	(3.08)	(2.95)	(0.31)	(1.75)	(2.06)	16.12	(15.33) (4)	523,545	0.77 (5)	0.77 (5)	1.44 (5)	57
R3	21.59	0.07	(3.16)	(3.09)	(0.17)	(1.75)	(1.92)	16.58	(15.57) (4)	28,911	1.41 (5)	1.40 (5)	0.73 (5)	57
R4	22.02	0.10	(3.22)	(3.12)	(0.24)	(1.75)	(1.99)	16.91	(15.46) (4)	85,080	1.11 (5)	1.10 (5)	1.02 (5)	57
R5	22.25	0.13	(3.26)	(3.13)	(0.30)	(1.75)	(2.05)	17.07	(15.35) (4)	287,880	0.80 (5)	0.80 (5)	1.34 (5)	57
R6	22.39	0.15	(3.28)	(3.13)	(0.33)	(1.75)	(2.08)	17.18	(15.30) (4)	957,511	0.69 (5)	0.69 (5)	1.50 (5)	57
Y	22.38	0.14	(3.28)	(3.14)	(0.31)	(1.75)	(2.06)	17.18	(15.32) (4)	1,080,134	0.79 (5)	0.76 (5)	1.39 (5)	57
F	21.15	0.14	(3.08)	(2.94)	(0.33)	(1.75)	(2.08)	16.13	(15.30) (4)	672,219	0.69 (5)	0.69 (5)	1.49 (5)	57
For the Year Ended October 31, 2021
A	$ 16.66	$ 0.13	$ 4.51	$ 4.64	$ (0.07)	$ —	$ (0.07)	$ 21.23	27.91%	$ 563,577	1.08%	1.07%	0.66%	99%
C	14.44	(0.03)	3.92	3.89	—	—	—	18.33	26.94	27,868	1.85	1.85	(0.14)	99
I	16.57	0.20	4.49	4.69	(0.13)	—	(0.13)	21.13	28.38	579,815	0.77	0.77	0.97	99
R3	16.93	0.06	4.60	4.66	(0.00) (11)	—	—	21.59	27.54	36,293	1.40	1.40	0.31	99
R4	17.27	0.13	4.69	4.82	(0.07)	—	(0.07)	22.02	27.94	110,424	1.10	1.10	0.63	99
R5	17.44	0.20	4.74	4.94	(0.13)	—	(0.13)	22.25	28.37	358,244	0.79	0.79	0.94	99
R6	17.55	0.23	4.75	4.98	(0.14)	—	(0.14)	22.39	28.47	1,037,195	0.69	0.69	1.06	99
Y	17.55	0.21	4.75	4.96	(0.13)	—	(0.13)	22.38	28.34	1,299,603	0.79	0.75	0.97	99
F	16.58	0.21	4.50	4.71	(0.14)	—	(0.14)	21.15	28.51	776,074	0.69	0.69	1.04	99
The accompanying notes are an integral part of these financial statements.
57

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Opportunities Fund – (continued)
For the Year Ended October 31, 2020
A	$ 15.70	$ 0.05	$ 1.12	$ 1.17	$ (0.21)	$ —	$ (0.21)	$ 16.66	7.48%	$ 450,001	1.12%	1.12%	0.29%	100%
C	13.63	(0.07)	0.98	0.91	(0.10)	—	(0.10)	14.44	6.67	27,825	1.89	1.89	(0.48)	100
I	15.62	0.10	1.12	1.22	(0.27)	—	(0.27)	16.57	7.81	347,719	0.78	0.78	0.63	100
R3	15.95	0.00 (11)	1.13	1.13	(0.15)	—	(0.15)	16.93	7.10	37,082	1.42	1.42	(0.01)	100
R4	16.26	0.05	1.16	1.21	(0.20)	—	(0.20)	17.27	7.45	104,353	1.10	1.10	0.30	100
R5	16.43	0.11	1.16	1.27	(0.26)	—	(0.26)	17.44	7.77	307,347	0.80	0.80	0.66	100
R6	16.53	0.12	1.18	1.30	(0.28)	—	(0.28)	17.55	7.88	739,434	0.70	0.70	0.71	100
Y	16.53	0.11	1.18	1.29	(0.27)	—	(0.27)	17.55	7.83	1,074,227	0.80	0.76	0.66	100
F	15.63	0.11	1.12	1.23	(0.28)	—	(0.28)	16.58	7.89	619,937	0.70	0.70	0.71	100
For the Year Ended October 31, 2019
A	$ 14.66	$ 0.21	$ 1.36	$ 1.57	$ (0.18)	$ (0.35)	$ (0.53)	$ 15.70	11.32%	$ 464,083	1.12%	1.12%	1.42%	92%
C	12.74	0.08	1.19	1.27	(0.03)	(0.35)	(0.38)	13.63	10.46	37,457	1.89	1.89	0.64	92
I	14.60	0.25	1.35	1.60	(0.23)	(0.35)	(0.58)	15.62	11.67	350,647	0.79	0.79	1.71	92
R3	14.87	0.17	1.39	1.56	(0.13)	(0.35)	(0.48)	15.95	11.03	51,593	1.42	1.42	1.14	92
R4	15.16	0.22	1.41	1.63	(0.18)	(0.35)	(0.53)	16.26	11.34	133,349	1.12	1.12	1.44	92
R5	15.32	0.27	1.42	1.69	(0.23)	(0.35)	(0.58)	16.43	11.73	265,062	0.80	0.80	1.74	92
R6	15.42	0.30	1.41	1.71	(0.25)	(0.35)	(0.60)	16.53	11.78	638,619	0.70	0.70	1.93	92
Y	15.41	0.28	1.43	1.71	(0.24)	(0.35)	(0.59)	16.53	11.80	981,426	0.78	0.75	1.80	92
F	14.61	0.27	1.35	1.62	(0.25)	(0.35)	(0.60)	15.63	11.82	660,251	0.70	0.70	1.82	92
For the Year Ended October 31, 2018
A	$ 17.49	$ 0.18	$ (2.19)	$ (2.01)	$ (0.21)	$ (0.61)	$ (0.82)	$ 14.66	(12.07)%	$ 480,730	1.10%	1.10%	1.05%	76%
C	15.33	0.05	(1.90)	(1.85)	(0.13)	(0.61)	(0.74)	12.74	(12.71)	48,193	1.87	1.86	0.32	76
I	17.41	0.24	(2.19)	(1.95)	(0.25)	(0.61)	(0.86)	14.60	(11.81)	457,499	0.79	0.79	1.41	76
R3	17.73	0.13	(2.22)	(2.09)	(0.16)	(0.61)	(0.77)	14.87	(12.33)	57,967	1.41	1.41	0.73	76
R4	18.06	0.18	(2.26)	(2.08)	(0.21)	(0.61)	(0.82)	15.16	(12.07)	157,811	1.11	1.11	1.04	76
R5	18.24	0.24	(2.29)	(2.05)	(0.26)	(0.61)	(0.87)	15.32	(11.82)	253,440	0.80	0.80	1.35	76
R6	18.34	0.27	(2.30)	(2.03)	(0.28)	(0.61)	(0.89)	15.42	(11.69)	505,433	0.70	0.70	1.56	76
Y	18.34	0.25	(2.30)	(2.05)	(0.27)	(0.61)	(0.88)	15.41	(11.77)	1,029,715	0.74	0.74	1.41	76
F	17.43	0.25	(2.18)	(1.93)	(0.28)	(0.61)	(0.89)	14.61	(11.72)	599,574	0.70	0.70	1.49	76
For the Year Ended October 31, 2017
A	$ 14.36	$ 0.18	$ 3.10	$ 3.28	$ (0.15)	$ —	$ (0.15)	$ 17.49	23.07%	$ 571,753	1.14%	1.14%	1.11%	102%
C	12.61	0.05	2.73	2.78	(0.06)	—	(0.06)	15.33	22.13	67,778	1.88	1.88	0.37	102
I	14.31	0.24	3.07	3.31	(0.21)	—	(0.21)	17.41	23.36	428,563	0.89	0.89	1.54	102
R3	14.58	0.14	3.14	3.28	(0.13)	—	(0.13)	17.73	22.69	69,884	1.42	1.42	0.87	102
R4	14.84	0.19	3.20	3.39	(0.17)	—	(0.17)	18.06	23.07	192,812	1.12	1.12	1.17	102
R5	14.98	0.25	3.22	3.47	(0.21)	—	(0.21)	18.24	23.47	240,029	0.82	0.82	1.52	102
R6	15.06	0.29	3.21	3.50	(0.22)	—	(0.22)	18.34	23.59	218,688	0.71	0.71	1.70	102
Y	15.07	0.24	3.25	3.49	(0.22)	—	(0.22)	18.34	23.51	1,131,809	0.74	0.74	1.49	102
F (6)	14.79	0.20	2.44	2.64	—	—	—	17.43	17.85 (4)	526,321	0.71 (5)	0.71 (5)	1.75 (5)	102
The accompanying notes are an integral part of these financial statements.
58

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 16.64	$ 0.20	$ (1.35)	$ (1.15)	$ (0.48)	$ —	$ (0.48)	$ 15.01	(7.07)% (4)	$ 59,668	1.20% (5)	1.20% (5)	2.50% (5)	16%
C	16.36	0.12	(1.33)	(1.21)	(0.33)	—	(0.33)	14.82	(7.50) (4)	5,566	1.96 (5)	1.96 (5)	1.56 (5)	16
I	16.72	0.22	(1.36)	(1.14)	(0.52)	—	(0.52)	15.06	(7.00) (4)	1,294,283	0.92 (5)	0.91 (5)	2.70 (5)	16
R3	16.65	0.17	(1.36)	(1.19)	(0.41)	—	(0.41)	15.05	(7.29) (4)	656	1.55 (5)	1.55 (5)	2.07 (5)	16
R4	16.59	0.19	(1.34)	(1.15)	(0.47)	—	(0.47)	14.97	(7.10) (4)	3,916	1.23 (5)	1.23 (5)	2.39 (5)	16
R5	16.78	0.21	(1.35)	(1.14)	(0.52)	—	(0.52)	15.12	(6.98) (4)	34,150	0.93 (5)	0.93 (5)	2.66 (5)	16
R6	17.14	0.23	(1.39)	(1.16)	(0.53)	—	(0.53)	15.45	(6.92) (4)	25,662	0.83 (5)	0.83 (5)	2.74 (5)	16
Y	17.13	0.23	(1.39)	(1.16)	(0.53)	—	(0.53)	15.44	(6.97) (4)	463,490	0.90 (5)	0.89 (5)	2.84 (5)	16
F	16.74	0.28	(1.42)	(1.14)	(0.53)	—	(0.53)	15.07	(6.97) (4)	451,258	0.83 (5)	0.83 (5)	3.46 (5)	16
For the Year Ended October 31, 2021
A	$ 11.27	$ 0.29	$ 5.24	$ 5.53	$ (0.16)	$ —	$ (0.16)	$ 16.64	49.38%	$ 58,055	1.23%	1.23%	1.88%	25%
C	11.12	0.15	5.20	5.35	(0.11)	—	(0.11)	16.36	48.27	7,693	1.97	1.97	1.00	25
I	11.40	0.34	5.28	5.62	(0.30)	—	(0.30)	16.72	49.79	1,370,819	0.95	0.95	2.19	25
R3	11.36	0.25	5.26	5.51	(0.22)	—	(0.22)	16.65	48.84	704	1.56	1.56	1.59	25
R4	11.32	0.28	5.24	5.52	(0.25)	—	(0.25)	16.59	49.24	4,081	1.26	1.26	1.79	25
R5	11.44	0.32	5.31	5.63	(0.29)	—	(0.29)	16.78	49.76	37,168	0.94	0.94	2.09	25
R6	11.68	0.31	5.45	5.76	(0.30)	—	(0.30)	17.14	49.88	30,933	0.84	0.84	2.01	25
Y	11.67	0.35	5.41	5.76	(0.30)	—	(0.30)	17.13	49.84	438,442	0.91	0.90	2.19	25
F	11.41	0.32	5.32	5.64	(0.31)	—	(0.31)	16.74	49.94	238,372	0.84	0.84	2.10	25
For the Year Ended October 31, 2020
A	$ 14.53	$ 0.16	$ (3.00)	$ (2.84)	$ (0.42)	$ —	$ (0.42)	$ 11.27	(20.24)%	$ 29,857	1.22%	1.22%	1.31%	26%
C	14.31	0.05	(2.96)	(2.91)	(0.28)	—	(0.28)	11.12	(20.83)	6,692	1.99	1.99	0.37	26
I	14.69	0.19	(3.01)	(2.82)	(0.47)	—	(0.47)	11.40	(19.98)	450,897	0.92	0.92	1.56	26
R3	14.62	0.11	(3.03)	(2.92)	(0.34)	—	(0.34)	11.36	(20.53)	344	1.57	1.57	0.88	26
R4	14.62	0.15	(3.00)	(2.85)	(0.45)	—	(0.45)	11.32	(20.26)	2,812	1.27	1.27	1.26	26
R5	14.72	0.20	(3.02)	(2.82)	(0.46)	—	(0.46)	11.44	(19.94)	26,420	0.95	0.95	1.59	26
R6	15.03	0.20	(3.07)	(2.87)	(0.48)	—	(0.48)	11.68	(19.87)	40,184	0.86	0.86	1.58	26
Y	15.02	0.19	(3.07)	(2.88)	(0.47)	—	(0.47)	11.67	(19.93)	224,804	0.93	0.91	1.43	26
F	14.70	0.19	(3.00)	(2.81)	(0.48)	—	(0.48)	11.41	(19.91)	176,284	0.86	0.86	1.53	26
For the Year Ended October 31, 2019
A	$ 15.11	$ 0.31	$ 0.15	$ 0.46	$ (0.34)	$ (0.70)	$ (1.04)	$ 14.53	3.90%	$ 205,566	1.20%	1.20%	2.19%	51%
C	14.86	0.20	0.17	0.37	(0.22)	(0.70)	(0.92)	14.31	3.14	17,367	1.95	1.95	1.45	51
I	15.28	0.39	0.12	0.51	(0.40)	(0.70)	(1.10)	14.69	4.20	1,004,021	0.91	0.91	2.74	51
R3	15.17	0.25	0.18	0.43	(0.28)	(0.70)	(0.98)	14.62	3.53	669	1.54	1.54	1.80	51
R4	15.20	0.31	0.15	0.46	(0.34)	(0.70)	(1.04)	14.62	3.85	1,396	1.25	1.25	2.17	51
R5	15.32	0.39	0.11	0.50	(0.40)	(0.70)	(1.10)	14.72	4.13	34,293	0.95	0.95	2.80	51
R6 (13)	14.59	0.30	0.14	0.44	—	—	—	15.03	3.05 (4)	170,365	0.84 (5)	0.84 (5)	3.15 (5)	51
Y	15.60	0.38	0.14	0.52	(0.40)	(0.70)	(1.10)	15.02	4.21	619,624	0.90	0.89	2.63	51
F	15.30	0.36	0.15	0.51	(0.41)	(0.70)	(1.11)	14.70	4.24	280,593	0.84	0.84	2.55	51
For the Year Ended October 31, 2018
A	$ 17.87	$ 0.28	$ (1.88)	$ (1.60)	$ (0.55)	$ (0.61)	$ (1.16)	$ 15.11	(9.67)%	$ 293,131	1.20%	1.20%	1.65%	22%
C	17.61	0.15	(1.85)	(1.70)	(0.44)	(0.61)	(1.05)	14.86	(10.32)	26,524	1.92	1.92	0.92	22
I	18.07	0.33	(1.90)	(1.57)	(0.61)	(0.61)	(1.22)	15.28	(9.41)	905,960	0.90	0.90	1.91	22
R3	17.99	0.23	(1.91)	(1.68)	(0.53)	(0.61)	(1.14)	15.17	(10.02)	851	1.55	1.55	1.32	22
R4	17.98	0.28	(1.90)	(1.62)	(0.55)	(0.61)	(1.16)	15.20	(9.71)	1,441	1.25	1.25	1.64	22
R5	18.13	0.34	(1.93)	(1.59)	(0.61)	(0.61)	(1.22)	15.32	(9.46)	30,210	0.93	0.93	1.98	22
Y	18.43	0.35	(1.95)	(1.60)	(0.62)	(0.61)	(1.23)	15.60	(9.39)	685,942	0.87	0.87	1.99	22
F	18.09	0.37	(1.93)	(1.56)	(0.62)	(0.61)	(1.23)	15.30	(9.31)	382,297	0.83	0.83	2.16	22
The accompanying notes are an integral part of these financial statements.
59

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund – (continued)
For the Year Ended October 31, 2017
A	$ 15.02	$ 0.28	$ 3.28	$ 3.56	$ (0.27)	$ (0.44)	$ (0.71)	$ 17.87	24.76%	$ 379,165	1.32%	1.32%	1.77%	26%
C	14.80	0.18	3.24	3.42	(0.17)	(0.44)	(0.61)	17.61	24.01	34,949	1.93	1.93	1.14	26
I	15.19	0.40	3.26	3.66	(0.34)	(0.44)	(0.78)	18.07	25.21	1,196,683	0.93	0.93	2.43	26
R3	15.14	0.25	3.30	3.55	(0.26)	(0.44)	(0.70)	17.99	24.46	933	1.57	1.57	1.51	26
R4	15.12	0.31	3.28	3.59	(0.29)	(0.44)	(0.73)	17.98	24.83	1,758	1.25	1.25	1.91	26
R5	15.24	0.46	3.21	3.67	(0.34)	(0.44)	(0.78)	18.13	25.18	21,727	0.93	0.93	2.65	26
Y	15.48	0.40	3.34	3.74	(0.35)	(0.44)	(0.79)	18.43	25.29	736,027	0.86	0.86	2.37	26
F (6)	15.50	0.31	2.28	2.59	—	—	—	18.09	16.71 (4)	377,877	0.83 (5)	0.83 (5)	2.61 (5)	26

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on February 28, 2017.
(7)	Commenced operations on February 28, 2018.
(8)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(9)	Effective October 7, 2019, the Global Impact Fund commenced operations as a stand-alone fund. The portfolio turnover is reflective of the activity from October 7, 2019 to October 31, 2019. The blended portfolio turnover rate of the Global Impact Fund and its former master portfolio, the Global Impact Master Portfolio (the “Master Portfolio”), is 108% which reflects the portfolio turnover of the Master Portfolio from November 1, 2018 through October 4, 2019 and the Global Impact Fund from October 7, 2019 to October 31, 2019.
(10)	The portfolio turnover of the Fund is reflective of the portfolio turnover of the Master Portfolio.
(11)	Amount is less than $0.01 per share.
(12)	Amount is less than 0.01%.
(13)	Commenced operations on February 28, 2019.

The accompanying notes are an integral part of these financial statements.
60

Hartford International/Global Equity Funds
 Notes to Financial Statements
 April 30, 2022 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-six series, as of April 30, 2022. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:
Hartford Climate Opportunities Fund (the "Climate Opportunities Fund")
Hartford Emerging Markets Equity Fund (the "Emerging Markets Equity Fund")
Hartford Global Impact Fund (the "Global Impact Fund")
Hartford International Equity Fund (the "International Equity Fund")
The Hartford International Growth Fund (the "International Growth Fund")
The Hartford International Opportunities Fund (the "International Opportunities Fund")
The Hartford International Value Fund (the "International Value Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. Certain classes of the International Equity Fund are closed to new investors, subject to certain exceptions. For more information, please see the Funds' prospectus.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other
61

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment
62

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
63

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income, if any, annually and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2022.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2022, each of Emerging Markets Equity Fund, International Equity Fund and International Value Fund had used Futures Contracts.
b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
64

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2022, the Global Impact Fund, International Equity Fund, International Opportunities Fund and International Value Fund had used Foreign Currency Contracts.
c)	Additional Derivative Instrument Information:
Emerging Markets Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ 250,170	$ —	$ 250,170
Total	$ —	$ —	$ —	$ 250,170	$ —	$ 250,170

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (1,066,562)	$ —	$ (1,066,562)
Total	$ —	$ —	$ —	$ (1,066,562)	$ —	$ (1,066,562)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ (90,521)	$ —	$ (90,521)
Total	$ —	$ —	$ —	$ (90,521)	$ —	$ (90,521)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	102
Global Impact Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$ —	$ 708	$ —	$ —	$ —	$ 708
Total	$ —	$ 708	$ —	$ —	$ —	$ 708

65

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Global Impact Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$ —	$ 708	$ —	$ —	$ —	$ 708
Total	$ —	$ 708	$ —	$ —	$ —	$ 708
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Sold at Contract Amount	$ 80,888
International Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 212,002	$ —	$ 212,002
Total	$ —	$ —	$ —	$ 212,002	$ —	$ 212,002
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 134	$ —	$ —	$ —	$ 134
Total	$ —	$ 134	$ —	$ —	$ —	$ 134

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 139,043	$ —	$ 139,043
Total	$ —	$ —	$ —	$ 139,043	$ —	$ 139,043
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 433,753	$ —	$ 433,753
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(134)	—	—	—	(134)
Total	$ —	$ (134)	$ —	$ 433,753	$ —	$ 433,619
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	114
Foreign Currency Contracts Sold at Contract Amount	$ 3,970
66

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

International Opportunities Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 575	$ —	$ —	$ —	$ 575
Total	$ —	$ 575	$ —	$ —	$ —	$ 575

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Net realized gain (loss) on foreign currency contracts	$ —	$ (380)	$ —	$ —	$ —	$ (380)
Total	$ —	$ (380)	$ —	$ —	$ —	$ (380)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$ —	$ (575)	$ —	$ —	$ —	$ (575)
Total	$ —	$ (575)	$ —	$ —	$ —	$ (575)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Sold at Contract Amount	$ 361,213
International Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ 1,054,892	$ —	$ 1,054,892
Unrealized depreciation on foreign currency contracts	—	1,432	—	—	—	1,432
Total	$ —	$ 1,432	$ —	$ 1,054,892	$ —	$ 1,056,324

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

67

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

International Value Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (7,710,749)	$ —	$ (7,710,749)
Total	$ —	$ —	$ —	$ (7,710,749)	$ —	$ (7,710,749)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ (1,492,183)	$ —	$ (1,492,183)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,432)	—	—	—	(1,432)
Total	$ —	$ (1,432)	$ —	$ (1,492,183)	$ —	$ (1,493,615)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	288
Foreign Currency Contracts Sold at Contract Amount	$ 42,452
d)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2022:

Emerging Markets Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (250,170)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(250,170)
Derivatives not subject to a MNA	—	250,170
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Global Impact Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 708	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	708	—
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 708	$ —

68

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
State Street Global Markets LLC	$ 708	$ —	$ —	$ —	$ 708
Total	$ 708	$ —	$ —	$ —	$ 708

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (134)
Futures contracts	212,002	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	212,002	(134)
Derivatives not subject to a MNA	(212,002)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ (134)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
State Street Global Markets LLC	$ (134)	$ —	$ —	$ —	$ (134)
Total	$ (134)	$ —	$ —	$ —	$ (134)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Opportunities Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (575)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(575)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ (575)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
State Street Global Markets LLC	$ (575)	$ —	$ —	$ —	$ (575)
Total	$ (575)	$ —	$ —	$ —	$ (575)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (1,432)
Futures contracts	—	(1,054,892)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(1,056,324)
Derivatives not subject to a MNA	—	1,054,892
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ (1,432)

69

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
State Street Global Markets LLC	$ (1,432)	$ —	$ —	$ —	$ (1,432)
Total	$ (1,432)	$ —	$ —	$ —	$ (1,432)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
70

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2022. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2021 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Equity Fund	$ 8,014,081	$ —
Global Impact Fund*	1,929,144	16,676,281
International Equity Fund*	3,428,999	2,545,531
International Value Fund	30,092,636	323,433,337

*	Future utilization of losses are subject to limitation under current tax laws.
The Climate Opportunities Fund, International Growth Fund and International Opportunities Fund have no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2021 (tax year-end).
During the year ended October 31, 2021, Emerging Markets Equity Fund utilized $44,956,375, Global Impact Fund utilized $7,678,446, International Equity Fund utilized $49,948,045, International Opportunities Fund utilized $402,676,050, and International Value Fund utilized $75,974,363 of prior year capital loss carryforwards.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2022 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Climate Opportunities Fund	$ 115,870,813	$ 15,435,025	$ (8,025,813)	$ 7,409,212
Emerging Markets Equity Fund	461,912,006	68,538,214	(66,299,145)	2,239,069
Global Impact Fund	170,667,929	14,683,027	(12,177,655)	2,505,372
International Equity Fund	718,954,245	105,991,326	(71,402,161)	34,589,165
International Growth Fund	385,641,239	69,665,643	(30,920,027)	38,745,616
International Opportunities Fund	3,951,548,539	412,657,335	(283,038,654)	129,618,681
International Value Fund	2,422,552,285	205,644,881	(244,971,465)	(39,326,584)
7.	Expenses:
a)	Investment Management Agreement – Hartford Funds Management Company, LLC ("HFMC") serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund (or allocated portion of the assets in the case of Climate Opportunities Fund) in accordance with the Fund’s investment objective and policies. With respect to the Climate Opportunities Fund, HFMC has also entered into a sub-advisory agreement with Schroder Investment Management North America Inc. (“SIMNA”) and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement. SIMNA performs the daily investment of the assets for a portion of the Climate Opportunities Fund in accordance with Climate Opportunities Fund's investment objectives and policies and SIMNA may allocate assets to or from SIMNA Ltd., an affiliate of SIMNA, in connection with the daily investment of the assets for such portion of the Climate Opportunities Fund. HFMC pays a sub-advisory fee to one or more sub-advisers out of its investment management fee. With respect to Climate Opportunities Fund, SIMNA pays a sub-sub-advisory fee to SIMNA Ltd. out
71

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

of the sub-advisory fees received from HFMC for the Fund.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2022; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Climate Opportunities Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
Emerging Markets Equity Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% over $1 billion
Global Impact Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
International Equity Fund	0.4600% on first $1 billion and;
0.4500% on next $1 billion and;
0.4400% on next $3 billion and;
0.4300% over $5 billion
International Growth Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6500% over $1 billion
International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion
International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2022, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) through February 28, 2023 (unless the Board of Directors approves its earlier termination) as follows for each
72

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
Emerging Markets Equity Fund	1.45%	2.20%	1.20%	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%
Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
International Growth Fund	1.30%	2.05%	0.98%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%
From November 1, 2021 through February 28, 2022, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) as follows for the following Fund:
	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
International Growth Fund	1.30%	2.05%	1.00%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2022, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	1.17%	1.94%	0.89%	1.06%	0.95%	0.81%	0.69%	0.79%	0.69%
Emerging Markets Equity Fund	1.45%	2.20%	1.13%	1.70%	1.44%	1.14%	0.98%	1.10%	0.98%
Global Impact Fund	1.19%	1.94%	0.87%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
International Equity Fund	0.94%	1.76%	0.63%	1.24%	0.95%	0.64%	0.53%	0.63%	0.53%
International Growth Fund	1.28%	2.05%	1.00%	1.56%	1.27%	0.97%	0.85%	0.95%	0.85%
International Opportunities Fund	1.07%	1.85%	0.77%	1.40%	1.10%	0.80%	0.69%	0.76%	0.69%
International Value Fund	1.20%	1.96%	0.91%	1.55%	1.23%	0.93%	0.83%	0.89%	0.83%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2022, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Climate Opportunities Fund	$ 99,500	$ 1,072
Emerging Markets Equity Fund	14,921	119
Global Impact Fund	66,600	1,296
International Equity Fund	69,475	529
International Growth Fund	57,839	601
International Opportunities Fund	211,539	1,038
International Value Fund	98,173	800
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an
73

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2022, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Climate Opportunities Fund	$ 66
Emerging Markets Equity Fund	231
Global Impact Fund	70
International Equity Fund	388
International Growth Fund	268
International Opportunities Fund	2,071
International Value Fund	1,078
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Effective March 1, 2022, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below through February 28, 2023, unless the Board of Directors approves its earlier termination as follows:
Fund	Class I	Class Y
International Opportunities Fund	N/A	0.08%
International Value Fund	0.09%	N/A
From November 1, 2021 through February 28, 2022, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class Y shares of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class Y
International Opportunities Fund	0.07%
International Value Fund	0.06%
Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
74

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

For the six-month period ended April 30, 2022, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	0.13%	0.17%	0.12%	0.21%	0.17%	0.11%	0.00% *	0.11%	0.00%*
Emerging Markets Equity Fund	0.19%	0.25%	0.11%	0.22%	0.17%	0.12%	0.00% *	0.11%	0.00%*
Global Impact Fund	0.21%	0.25%	0.11%	0.22%	0.17%	0.12%	0.00% *	0.04%	0.00%*
International Equity Fund	0.17%	0.23%	0.10%	0.22%	0.17%	0.12%	0.00% *	0.10%	0.00%*
International Growth Fund	0.18%	0.25%	0.16%	0.22%	0.17%	0.12%	0.00% *	0.11%	0.00%*
International Opportunities Fund	0.14%	0.17%	0.09%	0.22%	0.17%	0.11%	0.00% *	0.07%	0.00%*
International Value Fund	0.13%	0.14%	0.09%	0.22%	0.16%	0.10%	0.00% *	0.07%	0.00%*

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan; the collateral posted by the borrower; and the net amount, if any, due from the borrower in the event of default as of April 30, 2022.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Collateral Posted by Borrower(1)	Net Amount(2)
Climate Opportunities Fund	$ 882,272	$ (882,272)	$ —
Emerging Markets Equity Fund	6,850,280	(6,850,280) (3)	—
Global Impact Fund	3,996,596	(3,996,596)	—
International Equity Fund	21,308,784	(21,308,784) (3)	—
International Growth Fund	—	— (3)	—
International Opportunities Fund	43,008,972	(43,008,972) (3)	—
International Value Fund	76,079,292	(76,079,292) (3)	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned. Collateral received in excess or in deficit of the market value is not presented in this table.
(2)	Net amount represents the net amount receivable due from the borrower in the event of default.
(3)	Includes non-cash collateral of $4,659,730, $3,253,091, $83,170, $24,680,067, $1,646,357 for Emerging Markets Equity Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, and International Value Fund, respectively.
75

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

9.	Secured Borrowings:
The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.
Certain Transfers Accounted For As Secured Borrowings
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Climate Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$ 1,018,596	$ —	$ —	$ —	$ 1,018,596
Total Borrowings	$ 1,018,596	$ —	$ —	$ —	$ 1,018,596
Gross amount of recognized liabilities for securities lending transactions					$ 1,018,596
Emerging Markets Equity Fund
Securities Lending Transactions(1)
Common Stocks	$ 2,858,518	$ —	$ —	$ —	$ 2,858,518
Total Borrowings	$ 2,858,518	$ —	$ —	$ —	$ 2,858,518
Gross amount of recognized liabilities for securities lending transactions					$ 2,858,518
Global Impact Fund
Securities Lending Transactions(1)
Common Stocks	$ 4,322,829	$ —	$ —	$ —	$ 4,322,829
Total Borrowings	$ 4,322,829	$ —	$ —	$ —	$ 4,322,829
Gross amount of recognized liabilities for securities lending transactions					$ 4,322,829
International Equity Fund
Securities Lending Transactions(1)
Common Stocks	$ 23,278,802	$ —	$ —	$ —	$ 23,278,802
Total Borrowings	$ 23,278,802	$ —	$ —	$ —	$ 23,278,802
Gross amount of recognized liabilities for securities lending transactions					$ 23,278,802
International Growth Fund
Securities Lending Transactions(1)
Common Stocks	$ 10,163,604	$ —	$ —	$ —	$ 10,163,604
Total Borrowings	$ 10,163,604	$ —	$ —	$ —	$ 10,163,604
Gross amount of recognized liabilities for securities lending transactions					$ 10,163,604
International Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$ 21,464,713	$ —	$ —	$ —	$ 21,464,713
Total Borrowings	$ 21,464,713	$ —	$ —	$ —	$ 21,464,713
Gross amount of recognized liabilities for securities lending transactions					$ 21,464,713
International Value Fund
Securities Lending Transactions(1)
Common Stocks	$ 81,078,601	$ —	$ —	$ —	$ 81,078,601
Total Borrowings	$ 81,078,601	$ —	$ —	$ —	$ 81,078,601
Gross amount of recognized liabilities for securities lending transactions					$ 81,078,601

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.
76

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

10.	Affiliate Holdings:
As of April 30, 2022, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	—	—	—	17%	7%	9%	—	—	—
Emerging Markets Equity Fund	—	—	—	—	—	19%	5%	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	—	—	—	0%*	0%*	0%*	—	—	—
Emerging Markets Equity Fund	—	—	—	—	—	0%*	0%*	—	—

*	Percentage rounds to zero.
As of April 30, 2022, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
International Growth Fund	4%
International Opportunities Fund	4%

*	As of April 30, 2022, affiliated funds of funds and the 529 plan were invested in Class F shares.
11.	Investment Transactions:
For the six-month period ended April 30, 2022, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Climate Opportunities Fund	$ 56,590,947	$ 58,006,549	$ 56,590,947	$ 58,006,549
Emerging Markets Equity Fund	193,142,272	159,669,134	193,142,272	159,669,134
Global Impact Fund	84,657,656	22,166,557	84,657,656	22,166,557
International Equity Fund	133,267,489	171,382,247	133,267,489	171,382,247
International Growth Fund	72,296,017	170,911,707	72,296,017	170,911,707
International Opportunities Fund	2,580,109,406	2,524,421,009	2,580,109,406	2,524,421,009
International Value Fund	726,934,279	352,466,815	726,934,279	352,466,815
12.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2022 and the year ended October 31, 2021:

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Climate Opportunities Fund
Class A
Shares Sold	584,783	$ 9,472,027	1,514,018	$ 25,396,212
Shares Issued for Reinvested Dividends	108,845	1,868,184	9,647	145,707
Shares Redeemed	(319,857)	(5,031,143)	(226,983)	(3,867,044)
Net Increase (Decrease)	373,771	6,309,068	1,296,682	21,674,875
77

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C
Shares Sold	21,709	$ 349,091	96,240	$ 1,602,267
Shares Issued for Reinvested Dividends	6,338	106,547	330	4,889
Shares Redeemed	(13,680)	(215,027)	(7,894)	(128,559)
Net Increase (Decrease)	14,367	240,611	88,676	1,478,597
Class I
Shares Sold	672,730	$ 10,479,484	1,271,177	$ 21,117,554
Shares Issued for Reinvested Dividends	62,206	1,052,228	4,132	62,048
Shares Redeemed	(342,406)	(5,072,207)	(445,837)	(7,545,181)
Net Increase (Decrease)	392,530	6,459,505	829,472	13,634,421
Class R3
Shares Sold	283	$ 4,797	2,778	$ 47,222
Shares Issued for Reinvested Dividends	702	11,864	108	1,589
Shares Redeemed	(10,775)	(165,401)	—	—
Net Increase (Decrease)	(9,790)	(148,740)	2,886	48,811
Class R4
Shares Sold	799	$ 12,415	2,304	$ 37,640
Shares Issued for Reinvested Dividends	950	16,040	220	3,274
Shares Redeemed	(11,743)	(181,956)	(1,531)	(26,000)
Net Increase (Decrease)	(9,994)	(153,501)	993	14,914
Class R5
Shares Sold	6,641	$ 103,000	—	$ —
Shares Issued for Reinvested Dividends	619	10,397	167	2,495
Shares Redeemed	(10,858)	(165,045)	—	—
Net Increase (Decrease)	(3,598)	(51,648)	167	2,495
Class R6
Shares Sold	9,503	$ 167,173	15,491	$ 261,399
Shares Issued for Reinvested Dividends	1,001	16,752	183	2,725
Shares Redeemed	(20,054)	(322,275)	(9,347)	(157,218)
Net Increase (Decrease)	(9,550)	(138,350)	6,327	106,906
Class Y
Shares Sold	48,058	$ 785,030	520,527	$ 8,741,714
Shares Issued for Reinvested Dividends	29,365	504,614	2,323	35,497
Shares Redeemed	(50,944)	(831,594)	(101,154)	(1,740,882)
Net Increase (Decrease)	26,479	458,050	421,696	7,036,329
Class F
Shares Sold	1,175,609	$ 18,964,169	1,771,820	$ 30,228,352
Shares Issued for Reinvested Dividends	244,318	4,249,295	47,077	728,224
Shares Redeemed	(2,057,767)	(32,556,419)	(334,792)	(5,718,746)
Net Increase (Decrease)	(637,840)	(9,342,955)	1,484,105	25,237,830
Total Net Increase (Decrease)	136,375	$ 3,632,040	4,131,004	$ 69,235,178
Emerging Markets Equity Fund
Class A
Shares Sold	204,476	$ 2,128,388	665,447	$ 7,278,159
Shares Issued for Reinvested Dividends	71,500	749,321	35,475	357,229
Shares Redeemed	(332,751)	(3,401,579)	(1,024,221)	(11,104,708)
Net Increase (Decrease)	(56,775)	(523,870)	(323,299)	(3,469,320)
Class C
Shares Sold	3,078	$ 31,062	67,243	$ 711,768
Shares Issued for Reinvested Dividends	2,181	22,534	315	3,126
Shares Redeemed	(29,020)	(292,852)	(65,355)	(707,126)
Net Increase (Decrease)	(23,761)	(239,256)	2,203	7,768
Class I
Shares Sold	689,558	$ 6,986,612	1,104,889	$ 12,051,683
Shares Issued for Reinvested Dividends	77,639	811,325	33,821	339,223
Shares Redeemed	(329,620)	(3,381,976)	(550,763)	(5,936,934)
Net Increase (Decrease)	437,577	4,415,961	587,947	6,453,972
78

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	2,238	$ 22,695	12,971	$ 141,537
Shares Issued for Reinvested Dividends	545	5,693	211	2,122
Shares Redeemed	(7,318)	(77,557)	(7,678)	(85,184)
Net Increase (Decrease)	(4,535)	(49,169)	5,504	58,475
Class R4
Shares Sold	1,271	$ 13,808	1,900	$ 21,050
Shares Issued for Reinvested Dividends	644	6,875	314	3,221
Shares Redeemed	(40)	(437)	(4,666)	(50,471)
Net Increase (Decrease)	1,875	20,246	(2,452)	(26,200)
Class R5
Shares Sold	49	$ 516	8,159	$ 87,366
Shares Issued for Reinvested Dividends	110	1,138	1,088	10,847
Shares Redeemed	(59)	(525)	(92,320)	(989,217)
Net Increase (Decrease)	100	1,129	(83,073)	(891,004)
Class R6
Shares Sold	8,305	$ 87,110	14,033	$ 148,773
Shares Issued for Reinvested Dividends	252	2,634	1,504	15,071
Shares Redeemed	(283)	(2,992)	(122,779)	(1,334,101)
Net Increase (Decrease)	8,274	86,752	(107,242)	(1,170,257)
Class Y
Shares Sold	4,193,009	$ 43,240,923	4,322,840	$ 46,970,696
Shares Issued for Reinvested Dividends	663,591	6,914,616	341,826	3,421,680
Shares Redeemed	(1,907,779)	(19,360,926)	(3,850,791)	(41,045,720)
Net Increase (Decrease)	2,948,821	30,794,613	813,875	9,346,656
Class F
Shares Sold	2,773,975	$ 27,679,671	7,214,889	$ 72,633,622
Shares Issued for Reinvested Dividends	10,252	106,317	3,280	32,673
Shares Redeemed	(1,432,765)	(14,156,467)	(2,908,513)	(29,005,499)
Net Increase (Decrease)	1,351,462	13,629,521	4,309,656	43,660,796
Total Net Increase (Decrease)	4,663,038	$ 48,135,927	5,203,119	$ 53,970,886
Global Impact Fund
Class A
Shares Sold	468,787	$ 7,300,239	525,228	$ 8,545,861
Shares Issued for Reinvested Dividends	84,664	1,385,523	12,025	184,461
Shares Redeemed	(362,188)	(5,586,648)	(419,715)	(6,775,062)
Net Increase (Decrease)	191,263	3,099,114	117,538	1,955,260
Class C
Shares Sold	14,770	$ 224,465	54,890	$ 879,257
Shares Issued for Reinvested Dividends	3,851	61,155	—	—
Shares Redeemed	(28,925)	(435,338)	(63,952)	(997,623)
Net Increase (Decrease)	(10,304)	(149,718)	(9,062)	(118,366)
Class I
Shares Sold	1,241,883	$ 19,247,006	1,336,002	$ 21,656,101
Shares Issued for Reinvested Dividends	73,321	1,200,073	13,224	202,057
Shares Redeemed	(349,135)	(5,394,410)	(730,881)	(11,717,051)
Net Increase (Decrease)	966,069	15,052,669	618,345	10,141,107
Class R3
Shares Sold	58,012	$ 878,758	124,231	$ 1,961,547
Shares Issued for Reinvested Dividends	10,206	163,900	658	9,943
Shares Redeemed	(118,204)	(1,863,445)	(115,264)	(1,785,425)
Net Increase (Decrease)	(49,986)	(820,787)	9,625	186,065
Class R4
Shares Sold	5,682	$ 89,030	37,856	$ 621,017
Shares Issued for Reinvested Dividends	1,477	24,132	318	4,869
Shares Redeemed	(10,762)	(174,065)	(50,354)	(834,487)
Net Increase (Decrease)	(3,603)	(60,903)	(12,180)	(208,601)
79

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	4,453	$ 71,036	18,812	$ 295,332
Shares Issued for Reinvested Dividends	871	14,142	174	2,640
Shares Redeemed	(1,875)	(29,276)	(12,675)	(195,836)
Net Increase (Decrease)	3,449	55,902	6,311	102,136
Class R6
Shares Sold	110,697	$ 1,854,018	335,654	$ 5,284,679
Shares Issued for Reinvested Dividends	18,847	306,485	2,911	44,105
Shares Redeemed	(67,243)	(1,026,629)	(51,344)	(835,401)
Net Increase (Decrease)	62,301	1,133,874	287,221	4,493,383
Class Y
Shares Sold	2,531,441	$ 39,131,568	290,978	$ 4,773,794
Shares Issued for Reinvested Dividends	16,076	262,294	1,009	15,334
Shares Redeemed	(301,724)	(4,612,451)	(214,500)	(3,289,845)
Net Increase (Decrease)	2,245,793	34,781,411	77,487	1,499,283
Class F
Shares Sold	1,120,184	$ 17,227,841	529,354	$ 8,581,368
Shares Issued for Reinvested Dividends	25,622	419,558	2,915	44,482
Shares Redeemed	(85,203)	(1,297,438)	(95,810)	(1,547,068)
Net Increase (Decrease)	1,060,603	16,349,961	436,459	7,078,782
Total Net Increase (Decrease)	4,465,585	$ 69,441,523	1,531,744	$ 25,129,049
International Equity Fund
Class A
Shares Sold	526,459	$ 6,384,231	1,509,800	$ 19,223,470
Shares Issued for Reinvested Dividends	1,640,547	20,258,975	560,274	6,695,276
Shares Redeemed	(2,685,614)	(32,175,064)	(6,525,801)	(81,760,420)
Net Increase (Decrease)	(518,608)	(5,531,858)	(4,455,727)	(55,841,674)
Class C
Shares Sold	15,462	$ 182,542	42,516	$ 522,743
Shares Issued for Reinvested Dividends	31,386	382,980	3,549	41,985
Shares Redeemed	(247,636)	(2,930,435)	(1,128,331)	(14,105,872)
Net Increase (Decrease)	(200,788)	(2,364,913)	(1,082,266)	(13,541,144)
Class I
Shares Sold	138,258	$ 1,695,764	530,494	$ 6,648,375
Shares Issued for Reinvested Dividends	183,010	2,289,383	71,123	859,877
Shares Redeemed	(628,257)	(7,725,130)	(724,453)	(9,239,955)
Net Increase (Decrease)	(306,989)	(3,739,983)	(122,836)	(1,731,703)
Class R3
Shares Sold	79,442	$ 920,818	110,626	$ 1,399,075
Shares Issued for Reinvested Dividends	33,446	410,560	9,156	108,861
Shares Redeemed	(140,974)	(1,694,213)	(214,998)	(2,604,816)
Net Increase (Decrease)	(28,086)	(362,835)	(95,216)	(1,096,880)
Class R4
Shares Sold	16,638	$ 202,918	90,189	$ 1,125,600
Shares Issued for Reinvested Dividends	11,768	145,842	6,342	75,983
Shares Redeemed	(82,958)	(1,000,674)	(326,746)	(4,187,262)
Net Increase (Decrease)	(54,552)	(651,914)	(230,215)	(2,985,679)
Class R5
Shares Sold	41,155	$ 446,908	134,726	$ 1,495,927
Shares Issued for Reinvested Dividends	5,408	58,723	15,062	157,996
Shares Redeemed	(881,858)	(9,569,599)	(121,116)	(1,321,935)
Net Increase (Decrease)	(835,295)	(9,063,968)	28,672	331,988
Class R6
Shares Sold	1,261,635	$ 15,507,661	885,049	$ 11,282,620
Shares Issued for Reinvested Dividends	156,626	1,967,494	52,437	636,591
Shares Redeemed	(1,176,272)	(14,227,449)	(782,135)	(9,985,893)
Net Increase (Decrease)	241,989	3,247,706	155,351	1,933,318
80

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	576,193	$ 6,769,144	260,063	$ 3,324,027
Shares Issued for Reinvested Dividends	33,987	425,389	13,146	159,071
Shares Redeemed	(227,284)	(2,799,674)	(592,794)	(7,247,621)
Net Increase (Decrease)	382,896	4,394,859	(319,585)	(3,764,523)
Class F
Shares Sold	336,201	$ 4,062,859	923,061	$ 11,633,200
Shares Issued for Reinvested Dividends	240,066	3,017,998	96,359	1,170,762
Shares Redeemed	(1,838,137)	(21,339,608)	(1,045,625)	(13,342,193)
Net Increase (Decrease)	(1,261,870)	(14,258,751)	(26,205)	(538,231)
Total Net Increase (Decrease)	(2,581,303)	$ (28,331,657)	(6,148,027)	$ (77,234,528)
International Growth Fund
Class A
Shares Sold	332,244	$ 5,816,988	944,065	$ 17,938,561
Shares Issued for Reinvested Dividends	44,269	827,648	274,449	4,898,908
Shares Redeemed	(564,292)	(9,579,096)	(1,135,231)	(21,660,829)
Net Increase (Decrease)	(187,779)	(2,934,460)	83,283	1,176,640
Class C
Shares Sold	17,660	$ 287,637	32,549	$ 558,605
Shares Issued for Reinvested Dividends	1,106	18,523	13,030	210,431
Shares Redeemed	(85,228)	(1,293,082)	(122,256)	(2,119,402)
Net Increase (Decrease)	(66,462)	(986,922)	(76,677)	(1,350,366)
Class I
Shares Sold	2,033,426	$ 35,233,226	4,014,754	$ 77,200,503
Shares Issued for Reinvested Dividends	107,823	2,001,188	406,046	7,197,750
Shares Redeemed	(6,626,420)	(110,361,336)	(3,468,352)	(65,288,383)
Net Increase (Decrease)	(4,485,171)	(73,126,922)	952,448	19,109,870
Class R3
Shares Sold	3,624	$ 61,849	13,028	$ 249,060
Shares Issued for Reinvested Dividends	135	2,554	1,429	25,844
Shares Redeemed	(5,561)	(91,442)	(16,963)	(334,752)
Net Increase (Decrease)	(1,802)	(27,039)	(2,506)	(59,848)
Class R4
Shares Sold	5,146	$ 96,611	65,848	$ 1,297,244
Shares Issued for Reinvested Dividends	702	13,551	3,481	64,164
Shares Redeemed	(35,576)	(675,274)	(66,790)	(1,326,956)
Net Increase (Decrease)	(29,728)	(565,112)	2,539	34,452
Class R5
Shares Sold	141,154	$ 2,605,691	236,790	$ 4,651,930
Shares Issued for Reinvested Dividends	14,578	284,125	60,150	1,118,622
Shares Redeemed	(654,781)	(11,088,662)	(287,805)	(5,684,447)
Net Increase (Decrease)	(499,049)	(8,198,846)	9,135	86,105
Class R6
Shares Sold	92,976	$ 1,680,352	212,134	$ 4,171,862
Shares Issued for Reinvested Dividends	3,988	78,131	9,554	178,938
Shares Redeemed	(70,876)	(1,222,064)	(82,198)	(1,631,298)
Net Increase (Decrease)	26,088	536,419	139,490	2,719,502
Class Y
Shares Sold	78,925	$ 1,478,549	167,306	$ 3,355,574
Shares Issued for Reinvested Dividends	6,423	125,532	24,315	453,763
Shares Redeemed	(112,779)	(1,924,410)	(195,904)	(3,915,533)
Net Increase (Decrease)	(27,431)	(320,329)	(4,283)	(106,196)
Class F
Shares Sold	920,031	$ 15,359,436	1,683,934	$ 31,933,942
Shares Issued for Reinvested Dividends	99,039	1,841,439	355,141	6,313,592
Shares Redeemed	(1,919,410)	(31,297,122)	(1,891,912)	(35,641,096)
Net Increase (Decrease)	(900,340)	(14,096,247)	147,163	2,606,438
Total Net Increase (Decrease)	(6,171,674)	$ (99,719,458)	1,250,592	$ 24,216,597
81

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
International Opportunities Fund
Class A
Shares Sold	1,110,828	$ 20,548,367	2,709,381	$ 54,923,226
Shares Issued for Reinvested Dividends	2,768,158	53,036,689	99,663	1,950,405
Shares Redeemed	(2,119,603)	(39,064,546)	(3,285,979)	(66,322,203)
Net Increase (Decrease)	1,759,383	34,520,510	(476,935)	(9,448,572)
Class C
Shares Sold	58,695	$ 932,923	176,141	$ 3,099,578
Shares Issued for Reinvested Dividends	169,867	2,768,468	—	—
Shares Redeemed	(232,417)	(3,626,512)	(583,447)	(10,273,144)
Net Increase (Decrease)	(3,855)	74,879	(407,306)	(7,173,566)
Class I
Shares Sold	10,599,326	$ 193,610,856	10,647,394	$ 218,214,458
Shares Issued for Reinvested Dividends	2,984,272	56,841,886	132,254	2,569,689
Shares Redeemed	(8,548,674)	(148,202,195)	(4,321,354)	(86,985,497)
Net Increase (Decrease)	5,034,924	102,250,547	6,458,294	133,798,650
Class R3
Shares Sold	174,776	$ 3,215,530	275,460	$ 5,687,628
Shares Issued for Reinvested Dividends	163,605	3,192,620	288	5,747
Shares Redeemed	(275,292)	(5,131,224)	(785,102)	(16,178,274)
Net Increase (Decrease)	63,089	1,276,926	(509,354)	(10,484,899)
Class R4
Shares Sold	582,109	$ 11,404,723	1,086,638	$ 22,685,773
Shares Issued for Reinvested Dividends	491,852	9,804,925	19,303	391,854
Shares Redeemed	(1,057,277)	(20,293,630)	(2,133,674)	(44,708,896)
Net Increase (Decrease)	16,684	916,018	(1,027,733)	(21,631,269)
Class R5
Shares Sold	1,960,819	$ 38,860,427	3,370,668	$ 71,458,836
Shares Issued for Reinvested Dividends	1,430,498	28,826,177	91,203	1,865,096
Shares Redeemed	(2,631,287)	(52,383,578)	(4,980,236)	(104,950,037)
Net Increase (Decrease)	760,030	15,303,026	(1,518,365)	(31,626,105)
Class R6
Shares Sold	9,792,640	$ 193,563,200	14,070,805	$ 300,849,068
Shares Issued for Reinvested Dividends	4,783,496	97,078,981	289,660	5,958,302
Shares Redeemed	(5,178,305)	(103,357,686)	(10,168,986)	(217,521,139)
Net Increase (Decrease)	9,397,831	187,284,495	4,191,479	89,286,231
Class Y
Shares Sold	5,716,816	$ 113,941,478	10,716,629	$ 228,340,557
Shares Issued for Reinvested Dividends	5,942,312	120,553,567	382,178	7,861,398
Shares Redeemed	(6,860,476)	(133,723,030)	(14,255,736)	(302,674,245)
Net Increase (Decrease)	4,798,652	100,772,015	(3,156,929)	(66,472,290)
Class F
Shares Sold	5,367,205	$ 96,690,066	8,982,521	$ 181,211,440
Shares Issued for Reinvested Dividends	3,925,992	74,839,077	267,602	5,199,502
Shares Redeemed	(4,317,438)	(79,592,994)	(9,935,976)	(198,637,097)
Net Increase (Decrease)	4,975,759	91,936,149	(685,853)	(12,226,155)
Total Net Increase (Decrease)	26,802,497	$ 534,334,565	2,867,298	$ 64,022,025
International Value Fund
Class A
Shares Sold	1,238,703	$ 20,006,407	2,508,011	$ 39,652,378
Shares Issued for Reinvested Dividends	103,561	1,648,689	27,852	385,473
Shares Redeemed	(854,027)	(13,785,316)	(1,696,002)	(26,038,090)
Net Increase (Decrease)	488,237	7,869,780	839,861	13,999,761
Class C
Shares Sold	59,228	$ 947,240	131,560	$ 2,080,333
Shares Issued for Reinvested Dividends	8,932	140,773	4,216	57,718
Shares Redeemed	(162,958)	(2,613,380)	(267,246)	(3,945,251)
Net Increase (Decrease)	(94,798)	(1,525,367)	(131,470)	(1,807,200)
82

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares Sold	29,099,142	$ 474,403,631	62,920,650	$ 952,277,057
Shares Issued for Reinvested Dividends	2,598,905	41,478,527	1,169,552	16,233,382
Shares Redeemed	(27,753,673)	(440,911,982)	(21,653,652)	(337,953,913)
Net Increase (Decrease)	3,944,374	74,970,176	42,436,550	630,556,526
Class R3
Shares Sold	2,863	$ 46,195	21,109	$ 312,107
Shares Issued for Reinvested Dividends	1,107	17,706	475	6,595
Shares Redeemed	(2,671)	(43,113)	(9,562)	(156,202)
Net Increase (Decrease)	1,299	20,788	12,022	162,500
Class R4
Shares Sold	31,085	$ 499,543	46,216	$ 717,399
Shares Issued for Reinvested Dividends	4,815	76,458	2,827	39,047
Shares Redeemed	(20,186)	(319,323)	(51,559)	(762,651)
Net Increase (Decrease)	15,714	256,678	(2,516)	(6,205)
Class R5
Shares Sold	249,962	$ 4,021,600	359,356	$ 5,538,116
Shares Issued for Reinvested Dividends	72,738	1,165,270	47,237	657,545
Shares Redeemed	(278,797)	(4,488,289)	(501,405)	(7,778,255)
Net Increase (Decrease)	43,903	698,581	(94,812)	(1,582,594)
Class R6
Shares Sold	153,586	$ 2,557,170	645,466	$ 10,555,486
Shares Issued for Reinvested Dividends	41,479	679,003	46,534	661,246
Shares Redeemed	(338,333)	(5,529,290)	(2,328,886)	(34,205,990)
Net Increase (Decrease)	(143,268)	(2,293,117)	(1,636,886)	(22,989,258)
Class Y
Shares Sold	4,893,123	$ 79,360,327	11,713,320	$ 188,751,359
Shares Issued for Reinvested Dividends	815,173	13,336,235	381,954	5,427,570
Shares Redeemed	(1,282,817)	(21,091,754)	(5,764,638)	(92,188,845)
Net Increase (Decrease)	4,425,479	71,604,808	6,330,636	101,990,084
Class F
Shares Sold	19,658,925	$ 324,423,669	4,816,857	$ 77,367,527
Shares Issued for Reinvested Dividends	487,162	7,779,971	309,572	4,296,856
Shares Redeemed	(4,449,637)	(69,563,462)	(6,335,674)	(97,079,753)
Net Increase (Decrease)	15,696,450	262,640,178	(1,209,245)	(15,415,370)
Total Net Increase (Decrease)	24,377,390	$ 414,242,505	46,544,140	$ 704,908,244
13.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 3, 2022. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From November 1, 2021 through March 3, 2022, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2022, none of the Funds had borrowings under this facility.
14.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
83

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

15.	Recent Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.
16.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
84

Hartford International/Global Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
85

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
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We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2022), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2022

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Mutual funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Advisory services are provided by Hartford Funds Management Company, LLC (HFMC). Certain funds are sub-advised by Wellington Management Company LLP and/or Schroder Investment Management North America Inc. Schroder Investment Management North America Ltd. serves as a sub-sub-adviser to certain funds. Hartford Funds refers to HFD and HFMC, which are not affiliated with any sub-adviser.
MFSAR-GE22    06/22     2239045    Printed in the U.S.A.

Hartford Fixed
Income Funds
Semi-Annual Report
April 30, 2022 (Unaudited)

■ The Hartford Emerging Markets Local Debt Fund
■ The Hartford Floating Rate Fund
■ The Hartford Floating Rate High Income Fund
■ The Hartford High Yield Fund
■ The Hartford Inflation Plus Fund
■ The Hartford Municipal Opportunities Fund
■ Hartford Municipal Short Duration Fund
■ The Hartford Short Duration Fund
■ The Hartford Strategic Income Fund
■ Hartford Sustainable Municipal Bond Fund
■ The Hartford Total Return Bond Fund
■ The Hartford World Bond Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2021 through April 30, 2022.
Market Review
During the six months ended April 30, 2022, U.S. stocks, as measured by the S&P 500 Index,1 lost 9.65%. It’s been a difficult period for equities as U.S. and global policymakers have had to contend with the realities of persistent inflation, the gradual removal of fiscal and monetary support from the economy, an uneven winding down of pandemic restrictions, and a grinding war between Russia and Ukraine that has scrambled markets and heightened volatility.
The inflationary surge that began in mid-2021 became the dominant economic story for the period ended April 30, 2022 as nearly each monthly rise in the Consumer Price Index (CPI)2 exceeded the numbers reported in the previous month. By April 2022, the annual inflation rate, as measured by the CPI, rose by 8.3% a small retreat from the 8.5% CPI report from the previous month, but, nonetheless, a level of inflation not seen since the 1980s as prices for gasoline, food, and housing continued to increase.
The market’s early 2022 struggles stood in sharp contrast with the 28.71% annual return delivered by the S&P 500 Index for 2021. Even as equities were posting positive returns last year, the U.S. Federal Reserve (Fed) in December 2021 was already starting to implement a plan to reduce the $120 billion-per-month asset purchases that had been used to bolster an economy rocked by the pandemic in early 2020.
In March 2022, the Fed officially raised the federal funds rate by a quarter-percent. However, subsequent Fed minutes revealed that a number of the Federal Open Markets Committee members had grown alarmed by the accelerating inflation numbers and seemed to favor even more aggressive rate increases. By the period’s end, several rate hikes of at least a half-percent were priced into analysts’ expectations.
The signature event of the period was the February 24, 2022 invasion of Ukraine by Russia’s armed forces. The war caused an immediate spike in worldwide oil and commodity prices as Western nations joined together to impose economic sanctions against Russia. Early on, the Biden administration announced an embargo on Russian crude-oil imports, but then moved to ease the impact on domestic gasoline prices by releasing a million barrels of oil per day from the nation’s strategic petroleum reserve.
As the period ended, equity markets continued to display heightened volatility. Although the unemployment rate settled in at 3.6% in March and April of 2022 after a pair of strong job reports, the bond market also flashed signals that were interpreted to indicate that an overheated economy could lead to recession further down the road.
As 2022 progresses, it seems clear that inflationary pressures, Fed policy, and geopolitical tensions will continue to have a major impact on investments. Nowadays, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Fixed Income Funds

The Hartford Emerging Markets Local Debt Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation and income.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-12.50%	-13.97%	-1.21%	-0.75%
Class A3	-16.44%	-17.84%	-2.12%	-1.21%
Class C2	-13.00%	-14.77%	-1.97%	-1.51%
Class C4	-13.85%	-15.60%	-1.97%	-1.51%
Class I2	-12.46%	-13.83%	-0.98%	-0.51%
Class R3[2]	-12.47%	-14.07%	-1.22%	-0.94%
Class R4[2]	-12.58%	-14.05%	-1.23%	-0.77%
Class R5[2]	-12.59%	-13.82%	-0.91%	-0.52%
Class Y2	-12.34%	-13.70%	-0.88%	-0.44%
Class F2	-12.58%	-13.90%	-0.89%	-0.47%
JP Morgan GBI Emerging Markets Global Diversified Index	-13.17%	-15.95%	-1.28%	-1.43%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.49%	1.18%
Class C	2.25%	1.93%
Class I	1.15%	0.93%
Class R3	1.76%	1.48%
Class R4	1.46%	1.18%
Class R5	1.16%	0.88%
Class Y	1.14%	0.88%
Class F	1.04%	0.83%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • Restricted securities may be more difficult to sell and price than other securities.
Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	29.0%
Foreign Government Obligations	57.9
Total	86.9%
Short-Term Investments	10.1
Purchased Options	0.4
Other Assets & Liabilities	2.6
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

2

The Hartford Floating Rate Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 04/29/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-0.76%	0.76%	2.76%	3.30%
Class A3	-3.74%	-2.26%	2.13%	2.98%
Class C2	-1.14%	0.01%	1.99%	2.53%
Class C4	-2.11%	-0.97%	1.99%	2.53%
Class I2	-0.60%	1.07%	3.05%	3.59%
Class R3[2]	-0.78%	0.50%	2.52%	3.04%
Class R4[2]	-0.66%	0.75%	2.78%	3.30%
Class R5[2]	-0.66%	0.99%	3.01%	3.57%
Class Y2	-0.61%	1.04%	3.05%	3.62%
Class F2	-0.50%	1.20%	3.12%	3.63%
S&P/LSTA Leveraged Loan Index	0.60%	2.94%	3.96%	4.24%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 3.00%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 04/23/2012, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 05/18/2012, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.02%	1.02%
Class C	1.76%	1.76%
Class I	0.74%	0.74%
Class R3	1.38%	1.27%
Class R4	1.09%	1.02%
Class R5	0.78%	0.78%
Class Y	0.77%	0.77%
Class F	0.67%	0.67%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements, if any. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until at least 02/28/2023. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund’s investments may fluctuate in value over a short period of time. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate.
The Fund should not be considered an alternative to CDs or money market funds. This Fund is intended for investors who are looking to complement their traditional fixed-income investments.
Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.5%
Exchange-Traded Funds	2.2
Warrants	0.0 *
Total	2.7%
Fixed Income Securities
Convertible Bonds	0.3%
Corporate Bonds	5.7
Senior Floating Rate Interests	87.2
Total	93.2%
Short-Term Investments	12.6
Other Assets & Liabilities	(8.5)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

3

The Hartford Floating Rate High Income Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 09/30/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-1.13%	0.41%	2.95%	3.73%
Class A3	-4.10%	-2.60%	2.32%	3.41%
Class C2	-1.41%	-0.35%	2.20%	2.97%
Class C4	-2.39%	-1.33%	2.20%	2.97%
Class I2	-1.00%	0.67%	3.15%	3.97%
Class R3[2]	-1.31%	0.07%	2.65%	3.43%
Class R4[2]	-1.15%	0.40%	2.96%	3.73%
Class R5[2]	-0.94%	0.76%	3.28%	4.15%
Class Y2	-0.98%	0.60%	3.26%	4.03%
Class F2	-0.94%	0.66%	3.24%	4.02%
S&P/LSTA Leveraged Loan Index	0.60%	2.94%	3.96%	4.24%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 3.00%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 04/23/2012, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 05/18/2012, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.17%	1.07%
Class C	1.90%	1.82%
Class I	0.88%	0.82%
Class R3	1.51%	1.37%
Class R4	1.22%	1.07%
Class R5	0.90%	0.77%
Class Y	0.91%	0.80%
Class F	0.80%	0.77%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • The Fund’s investments may fluctuate in value over a short period of time. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate.
The Fund should not be considered an alternative to CDs or money market funds. This Fund is intended for investors who are looking to complement their traditional fixed-income investments.

4

The Hartford Floating Rate High Income Fund
 Fund Overview – (continued)
 April 30, 2022 (Unaudited)

Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.3%
Exchange-Traded Funds	2.9
Warrants	0.0 *
Total	3.2%
Fixed Income Securities
Convertible Bonds	0.4%
Corporate Bonds	7.3
Senior Floating Rate Interests	85.8
Total	93.5%
Short-Term Investments	13.1
Other Assets & Liabilities	(9.8)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
5

The Hartford High Yield Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 09/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-7.37%	-6.17%	3.15%	4.26%
Class A3	-11.54%	-10.39%	2.21%	3.78%
Class C2	-7.76%	-6.91%	2.39%	3.48%
Class C4	-8.67%	-7.82%	2.39%	3.48%
Class I2	-7.33%	-6.12%	3.41%	4.52%
Class R3[2]	-7.52%	-6.58%	2.83%	3.95%
Class R4[2]	-7.37%	-6.29%	3.15%	4.26%
Class R5[2]	-7.26%	-6.04%	3.47%	4.58%
Class R6[2]	-7.28%	-5.89%	3.37%	4.54%
Class Y2	-7.31%	-5.97%	3.35%	4.53%
Class F2	-7.21%	-5.81%	3.55%	4.58%
Bloomberg US Corporate High Yield Bond Index	-7.41%	-5.22%	3.69%	5.26%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 03/01/2021. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.00%	0.95%
Class C	1.72%	1.72%
Class I	0.68%	0.68%
Class R3	1.29%	1.27%
Class R4	1.00%	0.97%
Class R5	0.70%	0.67%
Class R6	0.59%	0.55%
Class Y	0.69%	0.66%
Class F	0.58%	0.55%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities.
Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.3%
Escrows	1.2
Total	1.5%
Fixed Income Securities
Convertible Bonds	1.6%
Corporate Bonds	87.3
Senior Floating Rate Interests	4.1
Total	93.0%
Short-Term Investments	3.3
Other Assets & Liabilities	2.2
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

6

The Hartford Inflation Plus Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 10/31/2002 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-3.98%	-0.61%	2.84%	1.28%
Class A3	-8.30%	-5.09%	1.90%	0.81%
Class C2	-4.32%	-1.32%	2.09%	0.53%
Class C4	-5.24%	-2.27%	2.09%	0.53%
Class I2	-3.92%	-0.32%	3.14%	1.54%
Class R3[2]	-4.14%	-0.86%	2.52%	0.94%
Class R4[2]	-4.07%	-0.64%	2.80%	1.23%
Class R5[2]	-3.86%	-0.33%	3.12%	1.54%
Class Y2	-3.83%	-0.32%	3.15%	1.59%
Class F2	-3.78%	-0.24%	3.20%	1.57%
Bloomberg US TIPS 1-10 Year Index	-1.96%	1.52%	3.59%	2.02%
Bloomberg US TIPS Index	-3.85%	0.75%	3.88%	2.27%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.85%	0.85%
Class C	1.58%	1.58%
Class I	0.55%	0.55%
Class R3	1.17%	1.17%
Class R4	0.87%	0.87%
Class R5	0.57%	0.57%
Class Y	0.56%	0.56%
Class F	0.45%	0.45%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	4.1%
Convertible Bonds	0.1
Corporate Bonds	1.8
Foreign Government Obligations	7.4
Senior Floating Rate Interests	5.0
U.S. Government Agencies(2)	2.1
U.S. Government Securities	79.4
Total	99.9%
Short-Term Investments	2.8
Other Assets & Liabilities	(2.7)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2022.

7

The Hartford Municipal Opportunities Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/31/2007 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-7.91%	-7.88%	1.59%	2.36%
Class A3	-12.05%	-12.02%	0.66%	1.89%
Class C2	-8.25%	-8.56%	0.85%	1.59%
Class C4	-9.16%	-9.47%	0.85%	1.59%
Class I2	-7.91%	-7.77%	1.83%	2.61%
Class Y2	-7.80%	-7.66%	1.82%	2.61%
Class F2	-7.77%	-7.60%	1.90%	2.63%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	-6.69%	-6.80%	1.55%	2.08%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class Y shares commenced operations on 05/31/2018. Performance prior to that date is that of the Fund’s Class I shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.66%	0.66%
Class C	1.42%	1.42%
Class I	0.42%	0.42%
Class Y	0.44%	0.44%
Class F	0.35%	0.35%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Although the Fund primarily invests in municipal securities that are exempt from federal income taxes, investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition of Municipal Bonds(1)
as of 04/30/2022
Municipal Bonds	Percentage of Net Assets
Airport	4.2%
Bond Bank	0.1
Development	3.9
Education	1.4
Facilities	0.0 *
General Obligation	12.3
Higher Education	2.6
Housing	0.8
Medical	6.9
Mello-Roos District	0.4
Multifamily Housing	0.4
Nursing Homes	6.9
Other (2)	19.2
Power	4.6
School District	10.0
Single Family Housing	8.3
Student Loan	0.9
Tobacco	2.7
Transportation	8.2
Utilities	2.6
Water	2.1
U.S. Government Agencies(3)	0.2
Total	98.7%
Short-Term Investments	1.4
Other Assets & Liabilities	(0.1)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.
(3)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2022.

8

Hartford Municipal Short Duration Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/29/2015 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-4.46%	-4.53%	0.87%	0.90%
Class A4	-8.76%	-8.83%	-0.05%	0.23%
Class C3	-4.78%	-5.30%	0.43%	0.40%
Class C5	-5.73%	-6.25%	0.43%	0.40%
Class I3	-4.26%	-4.31%	1.10%	1.13%
Class F3	-4.22%	-4.24%	1.15%	1.17%
Bloomberg Municipal Bond Short 1-5 Year Index	-4.17%	-4.20%	0.85%	0.99%

[1]	Not annualized.
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.04%	0.69%
Class C	1.85%	1.44%
Class I	0.83%	0.46%
Class F	0.74%	0.39%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Although the Fund primarily seeks income that is exempt from federal income taxes, investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition of Municipal Bonds(1)
as of 04/30/2022
Municipal Bonds	Percentage of Net Assets
Airport	4.3%
Development	4.3
Education	1.0
General Obligation	13.3
Higher Education	5.0
Housing	1.8
Medical	7.6
Mello-Roos District	0.8
Multifamily Housing	0.1
Nursing Homes	5.8
Other (2)	16.2
Power	4.4
School District	9.6
Single Family Housing	11.3
Student Loan	1.6
Tobacco	2.1
Transportation	10.8
Utilities	0.6
Water	1.1
Total	101.7%
Short-Term Investments	0.5
Other Assets & Liabilities	(2.2)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

9

The Hartford Short Duration Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 10/31/2002 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-4.02%	-4.00%	1.45%	1.61%
Class A3	-5.94%	-5.92%	1.04%	1.40%
Class C2	-4.27%	-4.61%	0.71%	0.86%
Class C4	-5.23%	-5.56%	0.71%	0.86%
Class I2	-3.88%	-3.72%	1.74%	1.91%
Class R3[2]	-4.00%	-4.09%	1.21%	1.34%
Class R4[2]	-3.90%	-3.86%	1.48%	1.64%
Class R5[2]	-3.88%	-3.75%	1.72%	1.92%
Class R6[2]	-3.71%	-3.53%	1.82%	1.98%
Class Y2	-3.85%	-3.71%	1.75%	1.94%
Class F2	-3.69%	-3.60%	1.84%	1.96%
Bloomberg 1-3 Year US Government/Credit Index	-3.24%	-3.50%	1.11%	1.02%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 2.00%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.79%	0.79%
Class C	1.52%	1.52%
Class I	0.49%	0.49%
Class R3	1.14%	1.14%
Class R4	0.84%	0.84%
Class R5	0.54%	0.54%
Class R6	0.43%	0.43%
Class Y	0.52%	0.52%
Class F	0.43%	0.43%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate.
Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	21.2%
Corporate Bonds	50.3
Municipal Bonds	0.5
Senior Floating Rate Interests	19.9
U.S. Government Agencies(2)	3.1
U.S. Government Securities	1.9
Total	96.9%
Short-Term Investments	1.8
Other Assets & Liabilities	1.3
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2022.

10

The Hartford Strategic Income Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/31/2007 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-9.58%	-8.88%	2.97%	3.44%
Class A3	-13.65%	-12.98%	2.03%	2.97%
Class C2	-9.97%	-9.54%	2.21%	2.69%
Class C4	-10.85%	-10.42%	2.21%	2.69%
Class I2	-9.53%	-8.69%	3.23%	3.71%
Class R3[2]	-9.76%	-9.22%	2.64%	3.11%
Class R4[2]	-9.60%	-8.88%	2.95%	3.43%
Class R5[2]	-9.35%	-8.62%	3.28%	3.76%
Class R6[2]	-9.41%	-8.51%	3.37%	3.83%
Class Y2	-9.48%	-8.64%	3.28%	3.79%
Class F2	-9.37%	-8.48%	3.34%	3.77%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.91%	0.91%
Class C	1.63%	1.63%
Class I	0.63%	0.63%
Class R3	1.26%	1.26%
Class R4	0.96%	0.96%
Class R5	0.64%	0.64%
Class R6	0.54%	0.54%
Class Y	0.64%	0.64%
Class F	0.54%	0.54%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.• Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate.

11

The Hartford Strategic Income Fund
 Fund Overview – (continued)
 April 30, 2022 (Unaudited)

Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0% *
Convertible Preferred Stocks	0.5
Escrows	0.1
Warrants	0.0 *
Total	0.6%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	12.5%
Convertible Bonds	4.7
Corporate Bonds	25.9
Foreign Government Obligations	24.3
Municipal Bonds	0.8
Senior Floating Rate Interests	9.9
U.S. Government Agencies(2)	12.9
U.S. Government Securities	10.7
Total	101.7%
Short-Term Investments	5.8
Other Assets & Liabilities	(8.1)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2022.
12

Hartford Sustainable Municipal Bond Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/29/2015 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return, through investments within a sustainability framework.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-9.02%	-8.95%	1.73%	2.04%
Class A4	-13.11%	-13.04%	0.80%	1.37%
Class C3	-9.36%	-9.63%	1.32%	1.55%
Class C5	-10.26%	-10.52%	1.32%	1.55%
Class I3	-8.94%	-8.77%	1.98%	2.28%
Class F3	-8.82%	-8.61%	2.04%	2.33%
Bloomberg Municipal Bond Index	-7.90%	-7.88%	1.80%	2.11%

[1]	Not annualized.
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
Effective 04/30/2021, the Hartford Sustainable Municipal Bond Fund (formerly known as the Hartford Municipal Income Fund) changed its name, investment objective and principal investment strategy. Performance prior to 04/30/2021 reflects the Fund’s performance when it pursued a different investment objective and modified investment strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	0.79%	0.69%
Class C	1.60%	1.44%
Class I	0.61%	0.46%
Class F	0.49%	0.39%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Although the Fund primarily seeks income that is exempt from federal income taxes, investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Applying sustainability criteria to the investment process may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. There is a risk that the securities identified by the sub-adviser as meeting its sustainable investing criteria do not operate as anticipated.

13

Hartford Sustainable Municipal Bond Fund
 Fund Overview – (continued)
 April 30, 2022 (Unaudited)

Composition of Municipal Bonds(1)
as of 04/30/2022
Municipal Bonds	Percentage of Net Assets
Airport	3.2%
Development	1.6
Education	1.8
General Obligation	5.7
Higher Education	7.6
Housing	1.2
Medical	8.4
Mello-Roos District	0.4
Multifamily Housing	0.3
Nursing Homes	8.9
Other (2)	13.8
Pollution	0.7
Power	3.8
School District	8.2
Single Family Housing	10.0
Student Loan	4.1
Transportation	8.3
Utilities	1.0
Water	1.0
U.S. Government Agencies(3)	0.5
Total	90.5%
Short-Term Investments	9.2
Other Assets & Liabilities	0.3
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.
(3)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2022.
14

The Hartford Total Return Bond Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-10.38%	-9.37%	1.42%	1.99%
Class A3	-14.41%	-13.45%	0.49%	1.52%
Class C2	-10.80%	-10.15%	0.62%	1.22%
Class C4	-11.67%	-11.03%	0.62%	1.22%
Class I2	-10.21%	-9.07%	1.71%	2.28%
Class R3[2]	-10.50%	-9.66%	1.07%	1.67%
Class R4[2]	-10.36%	-9.37%	1.38%	1.98%
Class R5[2]	-10.35%	-9.23%	1.72%	2.30%
Class R6[2]	-10.28%	-9.02%	1.77%	2.37%
Class Y2	-10.25%	-9.10%	1.74%	2.36%
Class F2	-10.26%	-9.08%	1.78%	2.33%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Class C shares of the Fund are closed to new investors, subject to certain exceptions. For more information, please see the Fund's prospectus.
Operating Expenses*	Gross	Net
Class A	0.68%	0.68%
Class C	1.48%	1.48%
Class I	0.40%	0.40%
Class R3	1.04%	1.04%
Class R4	0.74%	0.74%
Class R5	0.44%	0.44%
Class R6	0.32%	0.32%
Class Y	0.39%	0.39%
Class F	0.32%	0.32%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater for investments in emerging markets. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate.

15

The Hartford Total Return Bond Fund
 Fund Overview – (continued)
 April 30, 2022 (Unaudited)

Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0% *
Preferred Stocks	0.0 *
Warrants	0.0 *
Total	0.0% *
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	22.8%
Corporate Bonds	28.6
Foreign Government Obligations	4.7
Municipal Bonds	1.6
Senior Floating Rate Interests	2.6
U.S. Government Agencies(2)	38.7
U.S. Government Securities	22.1
Total	121.1%
Short-Term Investments	2.0
Other Assets & Liabilities	(23.1)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2022.
16

The Hartford World Bond Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation with income as a secondary goal.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-3.48%	-4.66%	1.16%	1.53%
Class A3	-7.82%	-8.95%	0.23%	1.07%
Class C2	-3.80%	-5.38%	0.44%	0.80%
Class C4	-4.75%	-6.32%	0.44%	0.80%
Class I2	-3.32%	-4.45%	1.43%	1.81%
Class R3[2]	-3.65%	-5.08%	0.83%	1.21%
Class R4[2]	-3.48%	-4.70%	1.14%	1.53%
Class R5[2]	-3.32%	-4.46%	1.41%	1.82%
Class R6[2]	-3.35%	-4.43%	1.55%	1.93%
Class Y2	-3.40%	-4.45%	1.45%	1.89%
Class F2	-3.26%	-4.35%	1.53%	1.86%
FTSE World Government Bond Index	-12.57%	-14.15%	-0.21%	-0.42%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.99%	0.99%
Class C	1.72%	1.72%
Class I	0.70%	0.70%
Class R3	1.33%	1.33%
Class R4	1.03%	1.03%
Class R5	0.73%	0.73%
Class R6	0.62%	0.62%
Class Y	0.72%	0.72%
Class F	0.62%	0.62%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

17

The Hartford World Bond Fund
 Fund Overview – (continued)
 April 30, 2022 (Unaudited)

Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0% *
Escrows	0.1
Total	0.1%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	7.4%
Convertible Bonds	0.2
Corporate Bonds	15.8
Foreign Government Obligations	58.0
Senior Floating Rate Interests	4.1
U.S. Government Agencies(2)	1.2
U.S. Government Securities	5.7
Total	92.4%
Short-Term Investments	3.4
Purchased Options	0.0 *
Other Assets & Liabilities	4.1
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2022.
18

Hartford Fixed Income Funds
Benchmark Glossary (Unaudited)

Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) is comprised of the US Government/Credit component of the Bloomberg US Aggregate Bond Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.
Bloomberg Municipal Bond Short 1-5 Year Index (reflects no deduction for fees, expenses or taxes) measures the performance of municipal bonds with time to maturity of more than one year and less than five years.
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg US Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the US Securities and Exchange Commission.
Bloomberg US TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents US Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.
Bloomberg US TIPS Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in US currency, and have more than one year to maturity.
FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of fixed-rate, local currency, investment grade sovereign bonds.
JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market value-weighted index that is designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest payments.
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

19

Hartford Fixed Income Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2021 through April 30, 2022. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
The Hartford Emerging Markets Local Debt Fund
Class A	$ 1,000.00	$ 875.00	$ 5.49	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class C	$ 1,000.00	$ 870.00	$ 8.95	$ 1,000.00	$ 1,015.22	$ 9.64	1.93%
Class I	$ 1,000.00	$ 875.40	$ 4.33	$ 1,000.00	$ 1,020.18	$ 4.66	0.93%
Class R3	$ 1,000.00	$ 875.30	$ 5.86	$ 1,000.00	$ 1,018.65	$ 6.31	1.26%
Class R4	$ 1,000.00	$ 874.20	$ 5.48	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class R5	$ 1,000.00	$ 874.10	$ 4.09	$ 1,000.00	$ 1,020.58	$ 4.41	0.88%
Class Y	$ 1,000.00	$ 876.60	$ 4.09	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class F	$ 1,000.00	$ 876.10	$ 3.86	$ 1,000.00	$ 1,020.68	$ 4.16	0.83%
The Hartford Floating Rate Fund
Class A	$ 1,000.00	$ 992.40	$ 4.94	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class C	$ 1,000.00	$ 988.60	$ 8.63	$ 1,000.00	$ 1,016.12	$ 8.75	1.75%
Class I	$ 1,000.00	$ 994.00	$ 3.56	$ 1,000.00	$ 1,021.22	$ 3.61	0.72%
Class R3	$ 1,000.00	$ 992.20	$ 6.17	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Class R4	$ 1,000.00	$ 993.40	$ 4.94	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class R5	$ 1,000.00	$ 993.40	$ 3.76	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Class Y	$ 1,000.00	$ 993.90	$ 3.56	$ 1,000.00	$ 1,021.22	$ 3.61	0.72%
Class F	$ 1,000.00	$ 995.00	$ 3.22	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
20

Hartford Fixed Income Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
The Hartford Floating Rate High Income Fund
Class A	$ 1,000.00	$ 988.70	$ 5.18	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class C	$ 1,000.00	$ 985.90	$ 8.86	$ 1,000.00	$ 1,015.87	$ 9.00	1.80%
Class I	$ 1,000.00	$ 990.00	$ 3.95	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class R3	$ 1,000.00	$ 987.90	$ 6.65	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%
Class R4	$ 1,000.00	$ 988.50	$ 5.18	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class R5	$ 1,000.00	$ 990.60	$ 3.70	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class Y	$ 1,000.00	$ 990.20	$ 3.85	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class F	$ 1,000.00	$ 990.60	$ 3.70	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
The Hartford High Yield Fund
Class A	$ 1,000.00	$ 926.30	$ 4.54	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class C	$ 1,000.00	$ 922.40	$ 8.24	$ 1,000.00	$ 1,016.22	$ 8.65	1.73%
Class I	$ 1,000.00	$ 926.70	$ 3.30	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class R3	$ 1,000.00	$ 924.80	$ 6.06	$ 1,000.00	$ 1,018.50	$ 6.36	1.27%
Class R4	$ 1,000.00	$ 926.30	$ 4.63	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
Class R5	$ 1,000.00	$ 927.40	$ 3.20	$ 1,000.00	$ 1,021.47	$ 3.36	0.67%
Class R6	$ 1,000.00	$ 927.20	$ 2.63	$ 1,000.00	$ 1,022.17	$ 2.76	0.55%
Class Y	$ 1,000.00	$ 926.90	$ 3.15	$ 1,000.00	$ 1,021.52	$ 3.31	0.66%
Class F	$ 1,000.00	$ 927.90	$ 2.63	$ 1,000.00	$ 1,022.07	$ 2.76	0.55%
The Hartford Inflation Plus Fund
Class A	$ 1,000.00	$ 959.30	$ 4.08	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Class C	$ 1,000.00	$ 955.90	$ 7.61	$ 1,000.00	$ 1,017.01	$ 7.85	1.57%
Class I	$ 1,000.00	$ 960.80	$ 2.67	$ 1,000.00	$ 1,022.07	$ 2.76	0.55%
Class R3	$ 1,000.00	$ 957.70	$ 5.68	$ 1,000.00	$ 1,018.99	$ 5.86	1.17%
Class R4	$ 1,000.00	$ 959.30	$ 4.23	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Class R5	$ 1,000.00	$ 960.60	$ 2.77	$ 1,000.00	$ 1,021.97	$ 2.86	0.57%
Class Y	$ 1,000.00	$ 960.80	$ 2.72	$ 1,000.00	$ 1,022.02	$ 2.81	0.56%
Class F	$ 1,000.00	$ 961.40	$ 2.19	$ 1,000.00	$ 1,022.56	$ 2.26	0.45%
The Hartford Municipal Opportunities Fund
Class A	$ 1,000.00	$ 920.90	$ 3.14	$ 1,000.00	$ 1,021.52	$ 3.31	0.66%
Class C	$ 1,000.00	$ 917.50	$ 6.75	$ 1,000.00	$ 1,017.75	$ 7.10	1.42%
Class I	$ 1,000.00	$ 920.90	$ 2.05	$ 1,000.00	$ 1,022.66	$ 2.16	0.43%
Class Y	$ 1,000.00	$ 922.00	$ 2.05	$ 1,000.00	$ 1,022.66	$ 2.16	0.43%
Class F	$ 1,000.00	$ 922.30	$ 1.62	$ 1,000.00	$ 1,023.11	$ 1.71	0.34%
Hartford Municipal Short Duration Fund
Class A	$ 1,000.00	$ 955.40	$ 3.35	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class C	$ 1,000.00	$ 952.20	$ 6.97	$ 1,000.00	$ 1,017.65	$ 7.20	1.44%
Class I	$ 1,000.00	$ 957.40	$ 2.23	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class F	$ 1,000.00	$ 957.80	$ 1.89	$ 1,000.00	$ 1,022.86	$ 1.96	0.39%
The Hartford Short Duration Fund
Class A	$ 1,000.00	$ 959.80	$ 3.74	$ 1,000.00	$ 1,020.98	$ 3.86	0.77%
Class C	$ 1,000.00	$ 957.30	$ 7.38	$ 1,000.00	$ 1,017.26	$ 7.60	1.52%
Class I	$ 1,000.00	$ 961.20	$ 2.38	$ 1,000.00	$ 1,022.36	$ 2.46	0.49%
Class R3	$ 1,000.00	$ 960.00	$ 4.52	$ 1,000.00	$ 1,020.18	$ 4.66	0.93%
Class R4	$ 1,000.00	$ 961.00	$ 3.50	$ 1,000.00	$ 1,021.22	$ 3.61	0.72%
Class R5	$ 1,000.00	$ 961.20	$ 2.58	$ 1,000.00	$ 1,022.17	$ 2.66	0.53%
Class R6	$ 1,000.00	$ 962.90	$ 2.04	$ 1,000.00	$ 1,022.71	$ 2.11	0.42%
Class Y	$ 1,000.00	$ 961.50	$ 2.58	$ 1,000.00	$ 1,022.17	$ 2.66	0.53%
Class F	$ 1,000.00	$ 963.10	$ 2.05	$ 1,000.00	$ 1,022.71	$ 2.11	0.42%
21

Hartford Fixed Income Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
The Hartford Strategic Income Fund
Class A	$ 1,000.00	$ 904.20	$ 4.30	$ 1,000.00	$ 1,020.28	$ 4.56	0.91%
Class C	$ 1,000.00	$ 900.30	$ 7.68	$ 1,000.00	$ 1,016.71	$ 8.15	1.63%
Class I	$ 1,000.00	$ 904.70	$ 2.97	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class R3	$ 1,000.00	$ 902.40	$ 5.80	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%
Class R4	$ 1,000.00	$ 904.00	$ 4.34	$ 1,000.00	$ 1,020.23	$ 4.61	0.92%
Class R5	$ 1,000.00	$ 905.50	$ 3.02	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
Class R6	$ 1,000.00	$ 905.90	$ 2.50	$ 1,000.00	$ 1,022.17	$ 2.66	0.53%
Class Y	$ 1,000.00	$ 905.20	$ 2.98	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class F	$ 1,000.00	$ 906.30	$ 2.50	$ 1,000.00	$ 1,022.17	$ 2.66	0.53%
Hartford Sustainable Municipal Bond Fund
Class A	$ 1,000.00	$ 909.80	$ 3.27	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class C	$ 1,000.00	$ 906.40	$ 6.81	$ 1,000.00	$ 1,017.65	$ 7.20	1.44%
Class I	$ 1,000.00	$ 910.60	$ 2.18	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class F	$ 1,000.00	$ 911.80	$ 1.85	$ 1,000.00	$ 1,022.86	$ 1.96	0.39%
The Hartford Total Return Bond Fund
Class A	$ 1,000.00	$ 896.20	$ 3.20	$ 1,000.00	$ 1,021.42	$ 3.41	0.68%
Class C	$ 1,000.00	$ 892.00	$ 7.08	$ 1,000.00	$ 1,017.31	$ 7.55	1.51%
Class I	$ 1,000.00	$ 897.90	$ 1.84	$ 1,000.00	$ 1,022.86	$ 1.96	0.39%
Class R3	$ 1,000.00	$ 895.00	$ 4.84	$ 1,000.00	$ 1,019.69	$ 5.16	1.03%
Class R4	$ 1,000.00	$ 896.40	$ 3.24	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class R5	$ 1,000.00	$ 896.50	$ 2.07	$ 1,000.00	$ 1,022.61	$ 2.21	0.44%
Class R6	$ 1,000.00	$ 897.20	$ 1.51	$ 1,000.00	$ 1,023.21	$ 1.61	0.32%
Class Y	$ 1,000.00	$ 897.50	$ 1.79	$ 1,000.00	$ 1,022.91	$ 1.91	0.38%
Class F	$ 1,000.00	$ 897.40	$ 1.51	$ 1,000.00	$ 1,023.21	$ 1.61	0.32%
The Hartford World Bond Fund
Class A	$ 1,000.00	$ 965.20	$ 4.87	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class C	$ 1,000.00	$ 962.00	$ 8.46	$ 1,000.00	$ 1,016.17	$ 8.70	1.74%
Class I	$ 1,000.00	$ 966.80	$ 3.56	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class R3	$ 1,000.00	$ 963.50	$ 6.48	$ 1,000.00	$ 1,018.20	$ 6.66	1.33%
Class R4	$ 1,000.00	$ 965.20	$ 4.92	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class R5	$ 1,000.00	$ 965.90	$ 3.56	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class R6	$ 1,000.00	$ 966.50	$ 3.02	$ 1,000.00	$ 1,021.72	$ 3.11	0.62%
Class Y	$ 1,000.00	$ 966.00	$ 3.56	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class F	$ 1,000.00	$ 967.40	$ 3.03	$ 1,000.00	$ 1,021.72	$ 3.11	0.62%
22

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0%
	Argentina - 0.4%
	YPF S.A.
$ 240,000	6.95%, 07/21/2027(1)	$ 174,603
78,750	8.50%, 03/23/2025(1)	72,549
		247,152
	Bermuda - 0.6%
	Ooredoo International Finance Ltd.
200,000	2.63%, 04/08/2031(1)	179,591
215,000	3.25%, 02/21/2023(1)	215,342
		394,933
	Brazil - 0.3%
200,000	Banco do Brasil S.A. 4.88%, 01/11/2029(2)	194,100
	British Virgin Islands - 1.1%
120,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029(2)	114,300
200,000	Gold Fields Orogen Holdings BVI Ltd. 6.13%, 05/15/2029(1)	211,000
200,000	Huarong Finance Co., Ltd. 3.25%, 11/13/2024(1)	189,000
168,654	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	175,400
		689,700
	Bulgaria - 0.3%
EUR 200,000	Bulgarian Energy Holding 2.45%, 07/22/2028(1)	168,235
	Cayman Islands - 3.2%
$ 265,000	ADCB Finance Cayman Ltd. 4.00%, 03/29/2023(2)	267,023
195,998	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(3)	130,927
200,000	CDBL Funding 2.00%, 03/04/2026(1)	185,003
205,000	Country Garden Holdings Co., Ltd. 5.63%, 01/14/2030(1)	130,175
200,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 year USD CMT + 5.750% thereafter)(1)(4)(5)	202,756
200,000	Grupo Aval Ltd. 4.75%, 09/26/2022(1)	200,360
490,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	474,663
200,000	Sands China Ltd. 2.55%, 03/08/2027(2)	168,886
49,609	Sparc EM SPC Panama Metro 0.01%, 12/05/2022(1)(3)	48,556
205,000	Tencent Holdings Ltd. 3.60%, 01/19/2028(1)	195,360
		2,003,709
	Chile - 0.9%
229,380	Alfa Desarrollo S.p.A. 4.55%, 09/27/2051(1)	179,845
205,000	Cia Cervecerias Unidas S.A. 3.35%, 01/19/2032(1)	181,938
200,000	Empresa Nacional de Telecomunicaciones S.A. 4.75%, 08/01/2026(1)	200,480
		562,263
	China - 0.4%
225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(2)	232,122
	Colombia - 0.7%
200,000	Bancolombia S.A. 3.00%, 01/29/2025	187,894
	Ecopetrol S.A.
70,000	4.63%, 11/02/2031	58,485
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Colombia - 0.7% - (continued)
$ 95,000	5.38%, 06/26/2026	$ 93,580
110,000	6.88%, 04/29/2030	108,763
		448,722
	Cyprus - 0.1%
200,000	Interpipe Holdings plc 8.38%, 05/13/2026(2)	81,000
	Dominican Republic - 0.3%
200,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(1)	193,628
	Georgia - 0.3%
200,000	Silknet JSC 8.38%, 01/31/2027(2)	194,500
	Guatemala - 0.3%
200,000	CT Trust 5.13%, 02/03/2032(2)	186,320
	Hong Kong - 0.9%
260,000	AIA Group Ltd. 3.38%, 04/07/2030(1)	247,615
275,000	CMB Wing Lung Bank Ltd. 3.75%, 11/22/2027, (3.75% fixed rate until 11/22/2022; 5 year USD CMT + 1.750% thereafter)(1)(4)	274,747
		522,362
	India - 0.8%
285,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	283,267
200,000	Shriram Transport Finance Co., Ltd. 4.15%, 07/18/2025(1)	183,260
		466,527
	Indonesia - 0.6%
400,000	Freeport Indonesia PT 5.32%, 04/14/2032(2)	387,000
	Ireland - 0.1%
400,000	Gtlk Europe Capital DAC 4.65%, 03/10/2027(1)	56,000
200,000	PJSC Koks via IMH Capital DAC 5.90%, 09/23/2025(2)	6,000
		62,000
	Isle of Man - 0.3%
200,000	AngloGold Ashanti Holdings plc 3.38%, 11/01/2028	178,761
	Israel - 1.6%
200,000	Bank Hapoalim BM 3.26%, 01/21/2032, (3.26% fixed rate until 01/21/2027; 5 year USD CMT + 2.155% thereafter)(1)(2)(4)	180,000
200,000	Bank Leumi Le-Israel BM 3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(2)(4)	183,000
	Energean Israel Finance Ltd.
135,000	4.50%, 03/30/2024(1)(2)	131,220
50,000	4.88%, 03/30/2026(1)(2)	46,350
15,000	5.38%, 03/30/2028(1)(2)	13,777
45,000	5.88%, 03/30/2031(1)(2)	40,387
200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(2)	198,500
	Leviathan Bond Ltd.
60,000	6.50%, 06/30/2027(1)(2)	58,898
105,000	6.75%, 06/30/2030(1)(2)	103,047
		955,179

The accompanying notes are an integral part of these financial statements.
23

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Jersey - 0.5%
	Galaxy Pipeline Assets Bidco Ltd.
$ 192,172	2.16%, 03/31/2034(2)	$ 168,966
196,522	2.94%, 09/30/2040(1)	164,108
		333,074
	Luxembourg - 1.6%
200,000	Aegea Finance S.a.r.l. 6.75%, 05/20/2029(2)	196,263
200,000	CSN Resources S.A. 5.88%, 04/08/2032(2)	178,000
200,000	EIG Pearl Holding S.a.r.l. 3.55%, 08/31/2036(2)	177,148
191,908	Guara Norte S.a.r.l. 5.20%, 06/15/2034(2)	169,869
200,000	Kernel Holding S.A. 6.50%, 10/17/2024(2)	106,000
180,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(2)	170,784
235,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(1)	4,700
		1,002,764
	Mauritius - 0.3%
200,000	Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024(1)	200,052
	Mexico - 1.8%
200,000	BBVA Bancomer S.A. 6.75%, 09/30/2022(1)	202,570
200,000	Braskem Idesa SAPI 6.99%, 02/20/2032(2)	179,474
	Mexico City Airport Trust
200,000	3.88%, 04/30/2028(1)	186,790
200,000	4.25%, 10/31/2026(1)	191,152
200,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	197,000
200,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(2)	123,500
		1,080,486
	Morocco - 0.3%
200,000	OCP S.A. 3.75%, 06/23/2031(1)	169,111
	Netherlands - 3.0%
405,000	Braskem Netherlands Finance B.V. 4.50%, 01/31/2030(1)	364,200
200,000	Embraer Netherlands Finance B.V. 6.95%, 01/17/2028(2)	201,215
194,000	Greenko Dutch B.V. 3.85%, 03/29/2026(2)(6)	176,404
235,000	IHS Netherlands Holdco B.V. 8.00%, 09/18/2027(1)	235,917
EUR 100,000	Metinvest B.V. 5.63%, 06/17/2025(2)	55,385
$ 200,000	Prosus N.V. 3.26%, 01/19/2027(1)	179,012
405,000	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026	347,296
200,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	122,000
200,000	VTR Finance N.V. 6.38%, 07/15/2028(2)	183,002
		1,864,431
	Peru - 1.0%
200,000	Consorcio Transmantaro S.A. 5.20%, 04/11/2038(2)	186,300
295,000	Kallpa Generacion S.A. 4.13%, 08/16/2027(2)	274,722
200,000	SAN Miguel Industrias Pet S.A. 3.50%, 08/02/2028(2)	173,752
		634,774
	Saudi Arabia - 0.6%
	Saudi Arabian Oil Co.
200,000	3.50%, 04/16/2029(1)	193,800
200,000	4.25%, 04/16/2039(1)	191,042
		384,842
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Singapore - 1.3%
$ 205,000	BOC Aviation Ltd. 3.88%, 04/27/2026(2)(6)	$ 202,156
200,000	Medco Laurel Tree Pte Ltd. 6.95%, 11/12/2028(2)	187,067
200,000	United Overseas Bank Ltd. 3.86%, 10/07/2032(2)	194,994
200,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(1)	192,481
		776,698
	South Korea - 1.2%
200,000	Hana Bank 3.25%, 03/30/2027(2)	195,321
200,000	Kia Corp. 2.75%, 02/14/2027(2)	188,738
200,000	Shinhan Bank Co., Ltd. 4.38%, 04/13/2032(2)	196,140
200,000	Woori Bank 2.00%, 01/20/2027(2)	185,385
		765,584
	Spain - 0.3%
250,000	AI Candelaria Spain S.A. 5.75%, 06/15/2033(2)	208,190
	Thailand - 0.6%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 year USD CMT + 1.900% thereafter)(1)(4)	182,200
200,000	GC Treasury Centre Co., Ltd. 4.40%, 03/30/2032(2)	190,332
		372,532
	Turkey - 0.3%
200,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(2)	169,000
	United Arab Emirates - 1.5%
200,000	Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(1)	199,896
200,000	National Central Cooling Co. PJSC 2.50%, 10/21/2027(1)	182,175
400,000	NBK SPC Ltd. 1.63%, 09/15/2027, (1.63% fixed rate until 09/15/2026; 1 mo. USD SOFR + 1.050% thereafter)(2)(4)	359,896
200,000	Sweihan PV Power Co. PJSC 3.63%, 01/31/2049(2)	174,181
		916,148
	United Kingdom - 0.3%
200,000	Tullow Oil plc 7.00%, 03/01/2025(1)	162,260
	United States - 1.2%
200,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	191,748
200,000	DAE Funding LLC 3.38%, 03/20/2028(2)	182,000
200,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(2)	192,500
200,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	177,000
		743,248
	Total Corporate Bonds (cost $20,339,035)	$ 17,951,407
FOREIGN GOVERNMENT OBLIGATIONS - 57.9%
	Argentina - 0.2%
	Argentine Bonos del Tesoro
ARS 5,840,763	15.50%, 10/17/2026	$ 18,796

The accompanying notes are an integral part of these financial statements.
24

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.9% - (continued)
	Argentina - 0.2% - (continued)
ARS 8,645,000	16.00%, 10/17/2023	$ 48,531
3,970,000	Autonomous City of Buenos Aires Argentina 46.59%, 03/29/2024, BADLAR + 3.250%(7)	33,487
		100,814
	Brazil - 3.6%
	Brazil Letras do Tesouro Nacional
BRL 3,188,000	8.24%, 01/01/2024(3)	528,797
3,441,000	12.06%, 07/01/2025(3)	484,495
	Brazil Notas do Tesouro Nacional
16,000	10.00%, 01/01/2025	3,079
2,690,000	10.00%, 01/01/2027	505,720
1,844,000	10.00%, 01/01/2029	337,884
496,000	10.00%, 01/01/2031	88,912
1,486,000	10.00%, 01/01/2033	261,765
		2,210,652
	Chile - 1.8%
	Bonos de la Tesoreria de la Republica en pesos
CLP 30,000,000	2.80%, 10/01/2033(1)(2)	24,736
25,000,000	4.50%, 03/01/2026	26,984
80,000,000	4.70%, 09/01/2030(1)(2)	82,313
95,000,000	5.00%, 10/01/2028(1)(2)	101,466
505,000,000	5.00%, 03/01/2035	515,191
180,000,000	6.00%, 01/01/2043	199,412
$ 200,000	Chile Government International Bond 2.75%, 01/31/2027	189,494
		1,139,596
	China - 4.2%
	China Government Bond
CNY 2,020,000	1.99%, 04/09/2025	302,549
450,000	2.36%, 07/02/2023	68,446
630,000	2.75%, 02/17/2032	94,929
1,050,000	2.85%, 06/04/2027	160,626
1,340,000	3.01%, 05/13/2028	205,742
200,000	3.02%, 05/27/2031	30,651
1,690,000	3.13%, 11/21/2029	261,092
2,280,000	3.25%, 06/06/2026	355,154
970,000	3.25%, 11/22/2028	151,202
720,000	3.27%, 11/19/2030	112,747
1,500,000	3.28%, 12/03/2027	234,705
2,160,000	3.29%, 05/23/2029	338,179
930,000	3.72%, 04/12/2051	150,003
700,000	3.81%, 09/14/2050	114,586
		2,580,611
	Colombia - 3.1%
	Colombian TES
COP 179,100,000	5.75%, 11/03/2027	37,323
164,900,000	6.00%, 04/28/2028	34,162
480,500,000	6.25%, 07/09/2036	84,512
502,600,000	7.00%, 03/26/2031	102,876
738,600,000	7.00%, 06/30/2032	148,453
1,012,000,000	7.25%, 10/18/2034	200,117
297,000,000	7.25%, 10/26/2050	52,704
1,618,700,000	7.50%, 08/26/2026	376,481
1,458,000,000	7.75%, 09/18/2030	318,620
719,600,000	9.25%, 05/28/2042	161,786
1,563,900,000	10.00%, 07/24/2024	402,841
		1,919,875
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.9% - (continued)
	Croatia - 0.3%
EUR 205,000	Croatia Government International Bond 1.50%, 06/17/2031(1)	$ 189,303
	Czech Republic - 2.0%
	Czech Republic Government Bond
CZK 2,640,000	0.05%, 11/29/2029	81,087
5,140,000	0.95%, 05/15/2030(1)	170,576
3,200,000	1.20%, 03/13/2031	106,272
610,000	1.50%, 04/24/2040	17,057
2,190,000	1.75%, 06/23/2032	74,259
2,750,000	2.00%, 10/13/2033	93,893
9,500,000	2.50%, 08/25/2028(1)	363,231
7,200,000	2.75%, 07/23/2029	277,072
660,000	4.20%, 12/04/2036(1)	28,082
		1,211,529
	Dominican Republic - 0.7%
$ 490,000	Dominican Republic International Bond 5.50%, 02/22/2029(2)	457,905
	Egypt - 0.5%
	Egypt Government Bond
EGP 1,620,000	14.48%, 04/06/2026	86,602
2,640,000	14.56%, 07/06/2026	141,014
$ 130,000	Egypt Government International Bond 6.88%, 04/30/2040(1)	92,374
		319,990
	Hong Kong - 0.3%
200,000	Airport Authority 2.50%, 01/12/2032(1)	176,757
	Hungary - 1.7%
	Hungary Government Bond
HUF 32,920,000	2.25%, 04/20/2033	59,974
61,780,000	3.00%, 08/21/2030	129,741
116,390,000	3.25%, 10/22/2031	244,185
	Hungary Government International Bond
EUR 305,000	1.13%, 04/28/2026(1)	301,650
$ 400,000	2.13%, 09/22/2031(1)	320,293
		1,055,843
	Indonesia - 4.5%
	Indonesia Treasury Bond
IDR 1,026,000,000	5.13%, 04/15/2027	67,300
1,203,000,000	5.50%, 04/15/2026	80,784
2,213,000,000	5.63%, 05/15/2023	154,553
7,404,000,000	6.13%, 05/15/2028	495,914
2,597,000,000	7.00%, 05/15/2027	182,876
2,346,000,000	7.13%, 06/15/2042	158,872
5,458,000,000	7.50%, 08/15/2032	384,751
2,252,000,000	7.50%, 06/15/2035	157,511
3,485,000,000	7.50%, 05/15/2038	243,998
5,128,000,000	7.50%, 04/15/2040	360,803
3,019,000,000	8.25%, 06/15/2032	225,159
705,000,000	8.25%, 05/15/2036	52,129
2,251,000,000	8.38%, 04/15/2039	170,787
495,000,000	8.75%, 05/15/2031	37,759
		2,773,196
	Macedonia - 0.2%
EUR 110,000	North Macedonia Government International Bond 3.68%, 06/03/2026(2)	111,960
	Malaysia - 8.3%
	Malaysia Government Bond
MYR 5,550,000	3.48%, 03/15/2023	1,285,457

The accompanying notes are an integral part of these financial statements.
25

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.9% - (continued)
	Malaysia - 8.3% - (continued)
MYR 2,485,000	3.48%, 06/14/2024	$ 570,767
375,000	3.50%, 05/31/2027	83,387
3,648,000	3.76%, 04/20/2023	847,738
790,000	3.76%, 05/22/2040	155,289
1,265,000	3.83%, 07/05/2034	263,793
1,215,000	3.89%, 08/15/2029	267,788
350,000	3.90%, 11/30/2026	80,327
1,320,000	3.90%, 11/16/2027	297,791
480,000	3.91%, 07/15/2026	110,361
810,000	3.96%, 09/15/2025	187,362
305,000	4.25%, 05/31/2035	65,390
210,000	4.64%, 11/07/2033	47,602
320,000	4.76%, 04/07/2037	72,474
	Malaysia Government Investment Issue
2,070,000	3.47%, 10/15/2030	442,411
700,000	3.66%, 10/15/2024	161,327
455,000	3.73%, 03/31/2026	104,019
35,000	4.13%, 08/15/2025	8,141
340,000	4.13%, 07/09/2029	76,543
		5,127,967
	Mexico - 8.1%
	Mexican Bonos
MXN 14,804,100	5.00%, 03/06/2025	651,158
16,585,000	5.50%, 03/04/2027	698,762
13,504,800	5.75%, 03/05/2026	590,706
4,108,400	6.50%, 06/09/2022	200,970
11,981,200	7.50%, 06/03/2027	550,290
18,431,900	7.75%, 05/29/2031	828,142
2,103,000	7.75%, 11/23/2034	92,189
4,644,600	7.75%, 11/13/2042	196,907
650,000	8.00%, 12/07/2023	31,396
4,718,600	8.00%, 11/07/2047	203,534
6,376,300	8.50%, 05/31/2029	303,037
10,124,200	8.50%, 11/18/2038	468,423
2,437,500	10.00%, 12/05/2024	121,978
1,764,500	10.00%, 11/20/2036	92,241
		5,029,733
	Oman - 0.3%
$ 200,000	Oman Government International Bond 7.00%, 01/25/2051(1)	192,100
	Peru - 2.5%
	Peru Government Bond
PEN 1,450,000	5.40%, 08/12/2034	299,124
585,000	5.94%, 02/12/2029	137,568
1,435,000	6.15%, 08/12/2032	325,798
1,045,000	6.35%, 08/12/2028	254,246
545,000	6.90%, 08/12/2037	125,627
1,045,000	6.95%, 08/12/2031	255,313
532,000	8.20%, 08/12/2026	144,767
		1,542,443
	Poland - 2.7%
	Republic of Poland Government Bond
PLN 640,000	1.25%, 10/25/2030	97,372
565,000	1.75%, 04/25/2032	85,688
1,750,000	2.50%, 07/25/2026	331,758
1,735,000	3.21%, 01/25/2026(7)	378,333
795,000	3.25%, 07/25/2025	160,560
2,964,000	3.75%, 05/25/2027	582,100
		1,635,811
	Romania - 1.4%
$ 82,000	Romania 3.00%, 02/27/2027(2)	76,159
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.9% - (continued)
	Romania - 1.4% - (continued)
	Romania Government Bond
RON 360,000	3.65%, 09/24/2031	$ 58,504
410,000	4.75%, 02/24/2025	83,565
590,000	4.75%, 10/11/2034	99,416
280,000	5.00%, 02/12/2029	53,122
	Romanian Government International Bond
EUR 85,000	1.38%, 12/02/2029(1)	72,528
10,000	2.63%, 12/02/2040(2)	6,993
85,000	2.63%, 12/02/2040(1)	59,445
$ 394,000	3.00%, 02/27/2027(1)	365,935
		875,667
	Russia - 0.0%
	Russian Federal Bond - OFZ
RUB 27,720,000	5.90%, 03/12/2031(8)(9)	1
15,930,000	6.00%, 10/06/2027(8)(9)(10)	—
16,390,000	6.10%, 07/18/2035(8)(9)(10)	—
5,670,000	6.90%, 05/23/2029(8)(9)(10)	—
24,325,000	7.00%, 08/16/2023(8)(9)(10)	—
38,215,000	7.05%, 01/19/2028(8)(9)(10)	1
12,370,000	7.25%, 05/10/2034(8)(9)(10)	—
18,440,000	7.65%, 04/10/2030(8)(9)(10)	—
2,075,000	7.70%, 03/23/2033(8)(9)(10)	—
20,950,000	7.95%, 10/07/2026(8)(9)(10)	—
24,755,000	8.15%, 02/03/2027(8)(9)(10)	1
9,680,000	8.50%, 09/17/2031(8)(9)(10)	—
		3
	Serbia - 0.4%
EUR 285,000	Serbia International Bond 3.13%, 05/15/2027(2)	269,795
	South Africa - 6.7%
	Republic of South Africa Government Bond
ZAR 5,221,770	6.50%, 02/28/2041	213,301
3,480,000	7.00%, 02/28/2031	179,636
1,060,000	7.75%, 02/28/2023	68,293
5,265,000	8.00%, 01/31/2030	298,381
20,180,000	8.25%, 03/31/2032	1,112,344
4,985,000	8.50%, 01/31/2037	260,606
15,400,000	8.75%, 01/31/2044	794,744
13,870,000	8.88%, 02/28/2035	764,969
3,499,000	9.00%, 01/31/2040	187,285
3,461,000	10.50%, 12/21/2026	237,125
		4,116,684
	Supranational - 0.5%
14,700,000	Asian Development Bank 0.01%, 04/30/2040(3)	153,261
MXN 7,000,000	European Bank For Reconstruction & Development 0.00%, 01/19/2032(3)	131,364
TRY 1,000,000	International Finance Corp. 0.00%, 05/09/2027(3)	14,547
		299,172
	Thailand - 3.9%
	Thailand Government Bond
THB 11,030,000	1.59%, 12/17/2035	261,991
7,352,000	1.60%, 12/17/2029	199,033
2,065,000	1.60%, 06/17/2035	49,803
1,095,000	1.88%, 06/17/2022	32,024
3,805,000	2.00%, 06/17/2042	81,652
17,095,000	2.13%, 12/17/2026	496,613
6,450,000	2.88%, 12/17/2028	192,026
8,165,000	3.30%, 06/17/2038	230,064
8,205,000	3.40%, 06/17/2036	240,823

The accompanying notes are an integral part of these financial statements.
26

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.9% - (continued)
	Thailand - 3.9% - (continued)
THB 9,555,000	3.65%, 06/20/2031		$ 300,132
7,820,000	3.78%, 06/25/2032		245,881
1,770,000	4.88%, 06/22/2029		59,125
			2,389,167
	Uruguay - 0.0%
UYU 1,245,000	Uruguay Government International Bond 8.50%, 03/15/2028(1)		28,465
	Total Foreign Government Obligations (cost $43,030,779)		$ 35,755,038
	Total Long-Term Investments (cost $63,369,814)		$ 53,706,445
SHORT-TERM INVESTMENTS - 10.1%
	Repurchase Agreements - 9.6%
5,944,922	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $5,945,041; collateralized by U.S. Treasury Bond at 1.375%, maturing 11/15/2040, with a market value of $6,063,863		$ 5,944,922
	Securities Lending Collateral - 0.5%
94,407	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(11)		94,407
229,011	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(11)		229,011
			323,418
	Total Short-Term Investments (cost $6,268,340)		$ 6,268,340
	Total Investments Excluding Purchased Options (cost $69,638,154)	97.0%	$ 59,974,785
	Total Purchased Options (cost $300,925)	0.4%	$ 235,178
	Total Investments (cost $69,939,079)	97.4%	$ 60,209,963
	Other Assets and Liabilities	2.6%	1,589,127
	Total Net Assets	100.0%	$ 61,799,090
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $12,037,020, representing 19.5% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $9,595,368, representing 15.5% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(8)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $3, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(9)	Investment valued using significant unobservable inputs.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Current yield as of period end.

OTC Option Contracts Outstanding at April 30, 2022
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
EUR Call/USD Put	MSC	1.18	EUR	05/05/2022	799,000	EUR	799,000	$ 1	$ 4,727	$ (4,726)
USD Call/BRL Put	DEUT	6.34	USD	07/12/2022	915,000	USD	915,000	1,740	27,936	(26,196)
USD Call/BRL Put	GSC	5.76	USD	01/24/2023	637,000	USD	637,000	26,308	18,027	8,281
USD Call/CNH Put	GSC	6.74	USD	07/26/2022	618,000	USD	618,000	5,500	2,892	2,608
USD Call/INR Put	DEUT	76.84	USD	08/11/2022	605,000	USD	605,000	10,527	9,303	1,224
The accompanying notes are an integral part of these financial statements.
27

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2022 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Call – (continued):
USD Call/MXN Put	MSC	20.55	USD	07/21/2022	957,000	USD	957,000	$ 26,222	$ 21,336	$ 4,886
USD Call/MXN Put	MSC	20.42	USD	10/04/2022	578,000	USD	578,000	26,935	18,892	8,043
USD Call/ZAR Put	MSC	16.31	USD	07/21/2022	1,273,000	USD	1,273,000	27,751	16,485	11,266
Total Call								$ 124,984	$ 119,598	$ 5,386
Put
EUR Put/CZK Call	GSC	24.25	EUR	07/21/2022	881,000	EUR	881,000	$ 2,510	$ 4,199	$ (1,689)
EUR Put/PLN Call	MSC	4.15	USD	09/26/2022	844,000	USD	844,000	5,824	10,503	(4,679)
GBP Put/USD Call	MSC	1.26	GBP	10/07/2022	711,000	GBP	711,000	20,831	9,562	11,269
USD Put/CLP Call	MSC	774.30	USD	09/08/2022	559,000	USD	559,000	2,124	8,737	(6,613)
USD Put/CLP Call	MSC	774.30	USD	09/08/2022	559,000	USD	559,000	2,124	8,737	(6,613)
USD Put/CNH Call	CBK	6.30	USD	09/14/2022	844,000	USD	844,000	591	4,258	(3,667)
USD Put/CNH Call	MSC	6.32	USD	09/15/2022	560,000	USD	560,000	448	2,929	(2,481)
USD Put/COP Call	DEUT	3,572.00	USD	10/06/2022	622,000	USD	622,000	3,110	9,954	(6,844)
USD Put/HUF Call	CBK	328.54	USD	09/22/2022	843,000	USD	843,000	3,456	10,900	(7,444)
USD Put/HUF Call	MSC	330.65	USD	09/26/2022	844,000	USD	844,000	4,136	10,873	(6,737)
USD Put/MXN Call	MSC	20.55	USD	07/21/2022	957,000	USD	957,000	17,513	21,336	(3,823)
USD Put/MXN Call	MSC	20.30	USD	08/02/2022	600,000	USD	600,000	7,380	6,498	882
USD Put/MXN Call	DEUT	20.91	USD	09/26/2022	563,000	USD	563,000	16,440	18,788	(2,348)
USD Put/MXN Call	MSC	20.42	USD	10/04/2022	578,000	USD	578,000	10,288	18,891	(8,603)
USD Put/PLN Call	CBK	4.11	USD	09/22/2022	843,000	USD	843,000	4,805	10,371	(5,566)
USD Put/ZAR Call	DEUT	15.07	USD	09/26/2022	563,000	USD	563,000	8,614	24,791	(16,177)
Total Put								$ 110,194	$ 181,327	$ (71,133)
Total purchased OTC option contracts								$ 235,178	$ 300,925	$ (65,747)
Written option contracts:
Call
EUR Call/CZK Put	GSC	25.38	EUR	07/21/2022	(881,000)	EUR	(881,000)	$ (6,599)	$ (5,533)	$ (1,066)
USD Call/INR Put	DEUT	79.09	USD	08/11/2022	(605,000)	USD	(605,000)	(4,295)	(3,918)	(377)
Total Call								$ (10,894)	$ (9,451)	$ (1,443)
Puts
EUR Put/PLN Call	MSC	4.75	EUR	06/08/2022	(289,000)	EUR	(289,000)	$ (6,220)	$ (2,688)	$ (3,532)
EUR Put/PLN Call	MSC	4.39	USD	09/26/2022	(844,000)	USD	(844,000)	(18,652)	(32,742)	14,090
USD Put/BRL Call	GSC	4.58	USD	01/24/2023	(637,000)	USD	(637,000)	(9,173)	(13,995)	4,822
USD Put/CAD Call	MSC	1.27	USD	08/08/2022	(1,208,000)	USD	(1,208,000)	(14,965)	(23,931)	8,966
USD Put/CLP Call	MSC	830.80	USD	09/08/2022	(559,000)	USD	(559,000)	(9,447)	(25,077)	15,630
USD Put/CLP Call	MSC	830.80	USD	09/08/2022	(559,000)	USD	(559,000)	(9,447)	(25,077)	15,630
USD Put/CNH Call	GSC	6.49	USD	07/26/2022	(618,000)	USD	(618,000)	(1,545)	(2,355)	810
USD Put/COP Call	DEUT	3,850.00	USD	10/06/2022	(622,000)	USD	(622,000)	(12,440)	(28,926)	16,486
USD Put/HUF Call	MSC	353.40	USD	07/25/2022	(627,000)	USD	(627,000)	(10,345)	(16,809)	6,464
USD Put/HUF Call	CBK	348.95	USD	09/22/2022	(843,000)	USD	(843,000)	(13,235)	(33,151)	19,916
USD Put/HUF Call	MSC	351.00	USD	09/26/2022	(844,000)	USD	(844,000)	(15,108)	(33,458)	18,350
USD Put/KRW Call	MSC	1,190.00	USD	09/15/2022	(560,000)	USD	(560,000)	(2,744)	(5,177)	2,433
USD Put/MXN Call	DEUT	19.85	USD	09/26/2022	(563,000)	USD	(563,000)	(5,123)	(6,305)	1,182
USD Put/PLN Call	GSC	4.38	USD	07/25/2022	(627,000)	USD	(627,000)	(10,596)	(15,444)	4,848
USD Put/PLN Call	CBK	4.36	USD	09/22/2022	(843,000)	USD	(843,000)	(16,017)	(31,712)	15,695
USD Put/RUB Call	MSC	77.81	USD	07/12/2022	(600,000)	USD	(600,000)	(46,883)	(25,923)	(20,960)
USD Put/THB Call	DEUT	34.46	USD	08/01/2022	(1,236,000)	USD	(1,236,000)	(24,473)	(20,806)	(3,667)
USD Put/TRY Call	MSC	15.15	USD	07/20/2022	(601,000)	USD	(601,000)	(12,681)	(54,216)	41,535
USD Put/TRY Call	MSC	18.06	USD	09/14/2022	(563,000)	USD	(563,000)	(77,131)	(57,019)	(20,112)
USD Put/ZAR Call	MSC	14.67	USD	07/21/2022	(1,273,000)	USD	(1,273,000)	(5,347)	(12,985)	7,638
USD Put/ZAR Call	DEUT	14.06	USD	09/26/2022	(563,000)	USD	(563,000)	(1,971)	(8,412)	6,441
Total puts								$ (323,543)	$ (476,208)	$ 152,665
Total Written Option Contracts OTC option contracts								$ (334,437)	$ (485,659)	$ 151,222

The accompanying notes are an integral part of these financial statements.
28

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	11	06/30/2022	$ 2,318,937	$ (23,238)
U.S. Treasury 5-Year Note Future	3	06/30/2022	338,016	(1,216)
U.S. Treasury Ultra Bond Future	4	06/21/2022	641,750	(44,736)
Total				$ (69,190)
Short position contracts:
Euro-BOBL Future	6	06/08/2022	$ 805,011	$ 24,237
Euro-BUND Future	2	06/08/2022	324,060	14,894
Euro-Schatz Future	1	06/08/2022	116,198	1,687
U.S. Treasury 10-Year Note Future	40	06/21/2022	4,766,250	227,517
U.S. Treasury 10-Year Ultra Future	1	06/21/2022	129,000	1,779
U.S. Treasury Long Bond Future	3	06/21/2022	422,062	3,870
Total				$ 273,984
Total futures contracts				$ 204,794

OTC Interest Rate Swap Contracts Outstanding at April 30, 2022
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BOA	8.59% Fixed	BZDIOVRA	BRL	723,075	01/04/2027	Maturity	$ —	$ —	$ 12,566	$ 12,566
BOA	BZDIOVRA	11.17% Fixed	BRL	2,032,340	01/04/2027	Maturity	—	—	(5,931)	(5,931)
GSC	BZDIOVRA	10.40% Fixed	BRL	385,391	01/02/2029	Maturity	—	—	(3,225)	(3,225)
GSC	BZDIOVRA	10.81% Fixed	BRL	1,645,301	01/02/2024	Maturity	—	—	(7,005)	(7,005)
JPM	5.96% Fixed	6 Mo. MIBOR	INR	27,615,000	06/15/2027	Semi-Annual	—	—	11,788	11,788
JPM	BZDIOVRA	11.23% Fixed	BRL	1,643,852	01/02/2025	Maturity	—	—	(4,583)	(4,583)
JPM	BZDIOVRA	11.84% Fixed	BRL	1,459,402	01/02/2025	Maturity	—	—	767	767
MSC	BZDIOVRA	7.05% Fixed	BRL	30,390	07/03/2023	Maturity	—	—	(1)	(1)
MSC	BZDIOVRA	7.95% Fixed	BRL	737,284	01/02/2029	Maturity	—	—	(18,197)	(18,197)
MSC	BZDIOVRA	8.77% Fixed	BRL	1,064,756	07/01/2024	Maturity	—	—	(11,600)	(11,600)
SCB	5.95% Fixed	6 Mo. MIBOR	INR	73,860,000	06/15/2027	Semi-Annual	—	—	32,200	32,200
Total OTC interest rate swap contracts							$ —	$ —	$ 6,779	$ 6,779

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.37.V1	USD	205,000	(1.00%)	06/20/2027	Quarterly	$ 11,850	$ 15,831	$ 3,981
Total centrally cleared credit default swap contracts						$ 11,850	$ 15,831	$ 3,981

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
1 Mo. CLICP	7.87% Fixed	CLP	626,195,000	06/15/2024	Semi-Annual	$ —	$ —	$ 2,538	$ 2,538
1 Mo. CLICP	7.07% Fixed	CLP	311,225,000	06/15/2024	Semi-Annual	—	—	(3,986)	(3,986)
1 Mo. CLICP	7.36% Fixed	CLP	626,195,000	06/15/2024	Semi-Annual	—	—	(4,203)	(4,203)
1 Mo. CLICP	7.01% Fixed	CLP	933,680,000	06/15/2024	Semi-Annual	—	—	(13,233)	(13,233)
6.09% Fixed	1 Mo. CLICP	CLP	543,630,000	06/15/2027	Semi-Annual	—	—	15,066	15,066
The accompanying notes are an integral part of these financial statements.
29

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2022 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
6.29% Fixed	1 Mo. CLICP	CLP	815,335,000	06/15/2027	Semi-Annual	$ —	$ —	$ 14,888	$ 14,888
5.62% Fixed	1 Mo. CLICP	CLP	150,475,000	06/15/2027	Semi-Annual	—	—	7,513	7,513
6.21% Fixed	1 Mo. CLICP	CLP	271,780,000	06/15/2027	Semi-Annual	—	—	6,055	6,055
6.52% Fixed	1 Mo. CLICP	CLP	543,630,000	06/15/2027	Semi-Annual	—	—	4,017	4,017
1 Mo. CLICP	5.96% Fixed	CLP	75,930,000	06/15/2032	Semi-Annual	—	—	(2,230)	(2,230)
1 Mo. CLICP	6.15% Fixed	CLP	227,790,000	06/15/2032	Semi-Annual	—	—	(3,228)	(3,228)
1 Mo. CLICP	5.90% Fixed	CLP	153,015,000	06/15/2032	Semi-Annual	—	—	(5,155)	(5,155)
1 Mo. CLICP	5.73% Fixed	CLP	153,010,000	06/15/2032	Semi-Annual	—	—	(7,259)	(7,259)
1 Mo. MXN TIIE	8.36% Fixed	MXN	44,560,000	03/06/2024	Lunar	—	—	(28,406)	(28,406)
1 Mo. MXN TIIE	6.40% Fixed	MXN	5,615,000	07/16/2026	Lunar	—	—	(26,762)	(26,762)
1 Mo. MXN TIIE	6.42% Fixed	MXN	2,765,000	06/05/2028	Lunar	—	—	(16,767)	(16,767)
8.31% Fixed	1 Mo. MXN TIIE	MXN	11,345,000	02/25/2032	Lunar	—	—	23,428	23,428
7.06% Fixed	3M ZAR JIBAR	ZAR	25,665,000	06/15/2027	Quarterly	—	—	34,693	34,693
3M ZAR JIBAR	8.02% Fixed	ZAR	10,990,000	06/15/2032	Quarterly	—	—	(26,160)	(26,160)
6M CZK PRIBOR	3.57% Fixed	CZK	36,790,000	06/15/2027	Annual	—	—	(94,081)	(94,081)
3.09% Fixed	6M CZK PRIBOR	CZK	18,775,000	06/15/2032	Annual	—	—	86,672	86,672
0.47% Fixed	6M EURIBOR	EUR	210,000	06/15/2027	Annual	—	(69)	10,917	10,986
6M HUF BUBOR	5.51% Fixed	HUF	357,135,000	06/15/2027	Annual	—	—	(72,651)	(72,651)
5.18% Fixed	6M HUF BUBOR	HUF	130,325,000	06/15/2032	Annual	—	—	41,619	41,619
5.30% Fixed	6M WIBOR PLN	PLN	1,140,000	06/15/2027	Annual	—	—	12,252	12,252
6M WIBOR PLN	4.11% Fixed	PLN	3,440,000	06/15/2027	Annual	—	—	(75,326)	(75,326)
3.87% Fixed	6M WIBOR PLN	PLN	605,000	06/15/2032	Annual	—	—	20,556	20,556
Total centrally cleared interest rate swaps contracts						$ —	$ (69)	$ (99,233)	$ (99,164)

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
105,000	AUD	78,238	USD	UBS	06/15/2022	$ (3,987)
96,000	AUD	71,940	USD	JPM	06/15/2022	(4,054)
149,000	AUD	112,372	USD	BNP	06/15/2022	(7,007)
1,190,000	AUD	872,395	USD	TDB	06/15/2022	(30,891)
20,093,000	BRL	3,846,691	USD	MSC	06/02/2022	174,396
1,580,000	BRL	308,309	USD	CBK	06/02/2022	7,887
470,000	BRL	93,254	USD	JPM	06/02/2022	804
415,000	BRL	84,590	USD	DEUT	06/02/2022	(1,539)
700,000	BRL	144,622	USD	GSC	06/02/2022	(4,535)
960,000	BRL	199,709	USD	MLI	06/02/2022	(7,590)
4,000,000	BRL	840,417	USD	BNP	06/02/2022	(39,922)
2,007,000	BRL	339,502	USD	CBK	07/05/2022	58,204
2,214,000	BRL	397,308	USD	DEUT	07/14/2022	40,255
1,461,000	BRL	287,203	USD	GSC	01/26/2023	(12,916)
1,645,000	BRL	281,919	USD	GSC	02/10/2023	26,029
155,000	CAD	122,893	USD	MSC	06/15/2022	(2,251)
120,000	CAD	95,930	USD	BOA	06/15/2022	(2,530)
130,000	CAD	104,184	USD	WEST	06/15/2022	(3,000)
847,000	CAD	665,880	USD	MSC	08/09/2022	(6,822)
363,620,000	CLP	423,232	USD	MSC	05/03/2022	2,988
113,436,000	CLP	136,917	USD	BOA	05/03/2022	(3,952)
363,620,000	CLP	424,666	USD	MSC	06/15/2022	(2,242)
93,300,000	CLP	115,456	USD	GSC	06/15/2022	(7,068)
94,100,000	CLP	119,720	USD	SCB	06/15/2022	(10,403)
110,400,000	CLP	139,166	USD	BOA	06/15/2022	(10,912)
220,700,000	CLP	275,942	USD	BNP	06/15/2022	(19,551)
648,785,000	CLP	791,099	USD	CBK	06/15/2022	(37,395)
90,316,000	CLP	103,811	USD	MSC	06/22/2022	968
281,832,000	CLP	339,230	USD	MSC	09/12/2022	(16,914)
250,000	CNH	38,953	USD	UBS	06/15/2022	(1,440)
302,000	CNH	47,166	USD	BCLY	06/15/2022	(1,849)
The accompanying notes are an integral part of these financial statements.
30

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
690,000	CNH	108,018	USD	BMO	06/15/2022	$ (4,480)
2,474,000	CNH	377,861	USD	CBK	06/15/2022	(6,624)
1,065,000	CNH	167,358	USD	MSC	06/15/2022	(7,549)
1,657,000	CNH	256,451	USD	BNP	06/15/2022	(7,810)
2,980,000	CNH	465,110	USD	RBS	06/15/2022	(17,945)
4,475,000	CNH	693,719	USD	DEUT	06/15/2022	(22,223)
9,352,000	CNH	1,452,009	USD	GSC	06/15/2022	(48,694)
16,793,912	CNH	2,629,072	USD	JPM	06/15/2022	(109,060)
2,504,000	CNH	387,882	USD	CBK	07/11/2022	(12,636)
678,000	CNH	105,719	USD	MSC	07/13/2022	(4,125)
1,807,000	CNH	273,610	USD	GSC	07/28/2022	(3,038)
623,700,000	COP	161,901	USD	RBS	06/15/2022	(5,541)
1,283,500,000	COP	330,809	USD	GSC	06/15/2022	(9,039)
1,573,200,000	COP	415,139	USD	BNP	06/15/2022	(20,742)
2,051,227,000	COP	536,935	USD	CBK	06/15/2022	(22,698)
753,474,000	COP	195,708	USD	DEUT	10/11/2022	(10,532)
4,070,000	CZK	174,532	USD	CBK	06/15/2022	(1,006)
1,510,000	CZK	68,115	USD	BMO	06/15/2022	(3,735)
6,650,000	CZK	293,301	USD	GSC	06/15/2022	(9,774)
4,830,000	CZK	216,481	USD	DEUT	06/15/2022	(10,552)
6,850,000	CZK	303,235	USD	BCLY	06/15/2022	(11,183)
34,998,000	CZK	1,532,345	USD	BNP	06/15/2022	(40,190)
2,430,000	EGP	128,912	USD	GSC	06/15/2022	(950)
15,780,000	EGP	945,443	USD	CBK	06/15/2022	(114,480)
168,000	EUR	183,009	USD	MSC	06/10/2022	(5,442)
23,000	EUR	24,252	USD	GSC	06/15/2022	65
5,000	EUR	5,574	USD	BOA	06/15/2022	(287)
13,000	EUR	14,178	USD	SSG	06/15/2022	(434)
16,000	EUR	17,882	USD	MSC	06/15/2022	(966)
64,000	EUR	69,887	USD	UBS	06/15/2022	(2,222)
115,000	EUR	127,376	USD	CBA	06/15/2022	(5,791)
169,000	EUR	184,901	USD	BNP	06/15/2022	(6,224)
143,000	EUR	157,964	USD	RBC	06/15/2022	(6,776)
170,000	EUR	187,314	USD	TDB	06/15/2022	(7,579)
298,000	EUR	329,445	USD	SCB	06/15/2022	(14,381)
3,261,000	EUR	3,648,084	USD	DEUT	06/15/2022	(200,357)
379,000	EUR	412,417	USD	GSC	07/25/2022	(10,769)
105,000	EUR	117,193	USD	GSC	08/03/2022	(5,861)
87,000	EUR	97,107	USD	GSC	08/04/2022	(4,855)
114,000	EUR	126,791	USD	MSC	09/16/2022	(5,538)
97,000	GBP	122,032	USD	DEUT	06/15/2022	(51)
119,000	GBP	156,289	USD	BCLY	06/15/2022	(6,643)
118,000	GBP	155,246	USD	MSC	06/15/2022	(6,857)
198,000	GBP	256,950	USD	BNP	06/15/2022	(7,957)
95,000	GBP	129,072	USD	MSC	08/25/2022	(9,520)
142,000	GBP	185,929	USD	MSC	10/11/2022	(7,113)
11,300,000	HUF	33,766	USD	SSG	06/15/2022	(2,449)
45,300,000	HUF	130,482	USD	GSC	06/15/2022	(4,935)
56,700,000	HUF	164,923	USD	BNP	06/15/2022	(7,782)
721,088,000	HUF	2,112,628	USD	DEUT	06/15/2022	(114,169)
130,559,000	HUF	369,437	USD	MSC	07/27/2022	(9,665)
92,265,000	HUF	264,408	USD	CBK	09/26/2022	(12,350)
90,418,000	HUF	257,601	USD	MSC	09/28/2022	(10,659)
2,242,000,000	IDR	154,653	USD	BCLY	06/15/2022	(439)
4,238,000,000	IDR	293,723	USD	GSC	06/15/2022	(2,216)
7,167,000,000	IDR	496,235	USD	DEUT	06/15/2022	(3,260)
13,947,000,000	IDR	969,704	USD	BNP	06/15/2022	(10,373)
34,353,467,000	IDR	2,398,483	USD	JPM	06/15/2022	(35,511)
18,260,000	INR	238,150	USD	CBK	05/02/2022	665
7,516,000	INR	98,078	USD	MSC	05/02/2022	221
12,120,000	INR	155,355	USD	DEUT	06/15/2022	2,429
The accompanying notes are an integral part of these financial statements.
31

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
31,770,000	INR	414,399	USD	BNP	06/15/2022	$ (801)
12,141,000	INR	157,991	USD	DEUT	08/17/2022	(908)
187,248,000	KRW	150,624	USD	MSC	09/19/2022	(1,171)
16,251,000	MXN	816,018	USD	MSC	05/04/2022	(20,307)
44,614,000	MXN	2,098,652	USD	CBK	06/15/2022	68,026
15,843,000	MXN	760,744	USD	GSC	06/15/2022	8,672
7,980,000	MXN	386,364	USD	BNP	06/15/2022	1,185
570,000	MXN	28,241	USD	BMO	06/15/2022	(559)
2,640,000	MXN	129,580	USD	DEUT	06/15/2022	(1,369)
3,210,000	MXN	159,659	USD	RBS	06/15/2022	(3,765)
550,000	MYR	131,422	USD	SCB	06/15/2022	(5,177)
1,910,000	MYR	453,219	USD	BNP	06/15/2022	(14,804)
3,579,000	MYR	850,900	USD	DEUT	06/15/2022	(29,388)
85,000	NZD	58,660	USD	BNP	06/15/2022	(3,791)
120,000	NZD	82,652	USD	UBS	06/15/2022	(5,190)
177,000	NZD	120,012	USD	SGG	06/15/2022	(5,756)
235,000	PEN	62,952	USD	BNP	06/15/2022	(2,066)
2,084,000	PEN	555,069	USD	CBK	06/15/2022	(15,124)
15,420,000	PHP	294,331	USD	BNP	06/15/2022	419
7,250,000	PHP	140,395	USD	MSC	06/15/2022	(1,813)
693,000	PLN	152,731	USD	MSC	06/10/2022	2,777
208,000	PLN	48,581	USD	BOA	06/15/2022	(1,937)
255,000	PLN	59,698	USD	GSC	06/15/2022	(2,514)
775,000	PLN	180,375	USD	DEUT	06/15/2022	(6,580)
832,000	PLN	194,770	USD	BCLY	06/15/2022	(8,193)
2,025,000	PLN	472,351	USD	BMO	06/15/2022	(18,242)
16,672,000	PLN	3,884,255	USD	BNP	06/15/2022	(145,536)
1,621,000	PLN	370,362	USD	GSC	07/27/2022	(8,943)
1,224,000	PLN	280,605	USD	CBK	09/26/2022	(9,994)
1,152,000	PLN	262,235	USD	MSC	09/28/2022	(7,614)
875,000	RON	192,279	USD	BCLY	06/15/2022	(6,934)
6,929,000	RON	1,537,869	USD	GSC	06/15/2022	(70,146)
3,303,000	RSD	30,720	USD	CBK	06/15/2022	(1,080)
7,937,000	RUB	92,722	USD	GSC	05/04/2022	17,667
7,937,000	RUB	112,723	USD	CBK	05/04/2022	(2,335)
8,210,000	RUB	97,738	USD	GSC	05/05/2022	16,229
10,217,000	RUB	131,917	USD	CBK	05/12/2022	7,973
8,210,000	RUB	110,498	USD	GSC	06/01/2022	(2,083)
26,964,000	RUB	346,523	USD	MSC	07/13/2022	(6,636)
4,645,000	RUB	54,776	USD	GSC	08/24/2022	2,109
29,917,000	THB	900,843	USD	DEUT	06/10/2022	(26,822)
3,070,000	THB	92,166	USD	SGG	06/15/2022	(2,466)
9,020,000	THB	268,951	USD	MSC	06/15/2022	(5,401)
11,960,000	THB	356,771	USD	UBS	06/15/2022	(7,319)
19,770,000	THB	594,298	USD	CBK	06/15/2022	(16,650)
63,408,000	THB	1,906,606	USD	SCB	06/15/2022	(53,925)
24,311,000	THB	705,567	USD	DEUT	08/03/2022	5,814
1,919,500	TRY	124,302	USD	BCLY	06/15/2022	567
4,150,000	TRY	270,923	USD	GSC	06/15/2022	(953)
5,759,000	TRY	380,132	USD	GSC	07/21/2022	(15,786)
6,460,000	TRY	357,796	USD	MSC	09/15/2022	32,581
1,589,000	UYU	36,700	USD	CBK	06/15/2022	1,882
810,000	ZAR	52,784	USD	CBK	06/15/2022	(1,756)
7,020,000	ZAR	450,292	USD	BCLY	06/15/2022	(8,056)
2,960,000	ZAR	200,731	USD	MSC	06/15/2022	(14,262)
29,746,000	ZAR	1,948,379	USD	GSC	06/15/2022	(74,483)
9,107,000	ZAR	591,556	USD	MSC	07/25/2022	(20,242)
7,259,000	ZAR	461,475	USD	CBK	07/27/2022	(6,188)
1,035,877	USD	1,413,000	AUD	TDB	06/15/2022	36,679
250,105	USD	345,000	AUD	BNP	06/15/2022	6,139
91,871	USD	125,000	AUD	BOA	06/15/2022	3,478
The accompanying notes are an integral part of these financial statements.
32

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
67,721	USD	95,000	AUD	MSC	06/15/2022	$ 543
498,281	USD	2,360,000	BRL	GSC	06/02/2022	25,989
256,301	USD	1,271,000	BRL	CBK	06/02/2022	1,943
156,799	USD	825,000	BRL	DEUT	06/02/2022	(8,303)
461,744	USD	2,595,000	BRL	CBK	07/05/2022	(52,480)
526,453	USD	2,627,000	BRL	CBK	07/14/2022	7,266
427,228	USD	2,181,000	BRL	GSC	02/10/2023	18,939
119,054	USD	150,000	CAD	JPM	06/15/2022	2,304
267,106	USD	341,000	CAD	TDB	06/15/2022	1,695
79,015	USD	100,000	CAD	BNP	06/15/2022	1,182
117,728	USD	150,000	CAD	CBK	06/15/2022	978
144,044	USD	185,000	CAD	GSC	06/15/2022	53
428,393	USD	363,620,000	CLP	MSC	05/03/2022	2,172
133,332	USD	113,436,000	CLP	BOA	05/03/2022	367
243,307	USD	194,282,000	CLP	GSC	06/15/2022	17,606
116,052	USD	97,600,000	CLP	CBK	06/15/2022	2,669
28,620	USD	23,245,000	CLP	BNP	06/15/2022	1,616
178,399	USD	153,200,000	CLP	SCB	06/15/2022	424
753,439	USD	613,676,000	CLP	MSC	06/22/2022	41,488
719,708	USD	4,607,000	CNH	BNP	06/15/2022	28,404
605,521	USD	3,883,000	CNH	GSC	06/15/2022	22,857
384,270	USD	2,459,000	CNH	DEUT	06/15/2022	15,285
112,431	USD	747,000	CNH	WEST	06/15/2022	340
826,757	USD	5,427,000	CNH	CBK	07/11/2022	13,474
427,582	USD	2,822,000	CNH	GSC	07/13/2022	4,722
210,600	USD	1,357,000	CNH	CBK	09/16/2022	7,739
141,544	USD	916,000	CNH	MSC	09/19/2022	4,622
139,409	USD	531,900,000	COP	GSC	06/15/2022	6,063
179,689	USD	693,600,000	COP	UBS	06/15/2022	5,805
132,515	USD	529,000,000	COP	BNP	06/15/2022	(104)
431,001	USD	9,760,000	CZK	DEUT	06/15/2022	14,879
280,326	USD	6,370,000	CZK	CBK	06/15/2022	8,738
409,737	USD	9,308,000	CZK	GSC	07/25/2022	14,565
139,535	USD	2,280,000	EGP	GSC	06/15/2022	19,472
204,600	USD	178,000	EUR	MSC	05/09/2022	16,752
152,038	USD	139,000	EUR	MSC	06/10/2022	5,122
4,616,867	USD	4,139,000	EUR	DEUT	06/15/2022	240,866
424,819	USD	385,000	EUR	BNP	06/15/2022	17,773
429,578	USD	392,000	EUR	RBC	06/15/2022	15,132
193,414	USD	176,000	EUR	JPM	06/15/2022	7,336
215,896	USD	198,000	EUR	BMO	06/15/2022	6,558
203,038	USD	186,000	EUR	CBA	06/15/2022	6,388
153,043	USD	139,000	EUR	BOA	06/15/2022	6,084
127,221	USD	115,000	EUR	UBS	06/15/2022	5,636
101,262	USD	92,000	EUR	MSC	06/15/2022	3,995
28,805	USD	26,000	EUR	GSC	06/15/2022	1,316
55,078	USD	52,000	EUR	SSG	06/15/2022	100
142,733	USD	126,000	EUR	GSC	08/03/2022	9,135
141,137	USD	124,000	EUR	GSC	08/04/2022	9,651
152,656	USD	138,000	EUR	CBK	09/16/2022	5,876
230,915	USD	175,000	GBP	BNP	06/15/2022	10,847
165,056	USD	123,000	GBP	DEUT	06/15/2022	10,379
54,078	USD	41,000	GBP	BCLY	06/15/2022	2,519
282,703	USD	216,000	GBP	MSC	08/25/2022	10,878
528,556	USD	182,459,000	HUF	BNP	06/15/2022	22,880
360,914	USD	123,600,000	HUF	DEUT	06/15/2022	18,363
193,448	USD	68,700,000	HUF	CBK	06/15/2022	3,049
471,046	USD	6,776,000,000	IDR	GSC	06/15/2022	4,965
92,937	USD	1,334,000,000	IDR	BNP	06/15/2022	1,179
875,679	USD	12,722,000,000	IDR	DEUT	06/15/2022	608
98,099	USD	7,516,000	INR	MSC	05/02/2022	(200)
The accompanying notes are an integral part of these financial statements.
33

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
237,420	USD	18,260,000	INR	CBK	05/02/2022	$ (1,394)
343,453	USD	26,257,000	INR	CBK	06/15/2022	1,626
197,386	USD	15,070,000	INR	BNP	06/15/2022	1,197
97,596	USD	7,516,000	INR	MSC	06/15/2022	(251)
59,446	USD	4,604,000	INR	GSC	06/15/2022	(492)
264,353	USD	20,490,000	INR	UBS	06/15/2022	(2,396)
41,656	USD	840,000	MXN	SSG	06/15/2022	862
61,445	USD	1,260,000	MXN	TDB	06/15/2022	253
619,420	USD	12,780,000	MXN	CBK	06/15/2022	(1,240)
518,139	USD	10,870,000	MXN	BNP	06/15/2022	(9,762)
1,407,297	USD	29,349,000	MXN	GSC	06/15/2022	(18,035)
165,087	USD	3,518,000	MXN	MSC	08/04/2022	(4,150)
176,614	USD	3,693,000	MXN	DEUT	09/28/2022	827
515,055	USD	2,210,000	MYR	DEUT	06/15/2022	7,778
167,932	USD	710,000	MYR	BNP	06/15/2022	4,961
242,548	USD	355,000	NZD	RBC	06/15/2022	13,390
227,865	USD	335,000	NZD	MSC	06/15/2022	11,617
210,123	USD	310,000	NZD	BNP	06/15/2022	10,013
71,726	USD	105,000	NZD	DEUT	06/15/2022	3,946
213,926	USD	795,000	PEN	CBK	06/15/2022	7,949
114,692	USD	427,000	PEN	RBS	06/15/2022	4,061
124,498	USD	465,000	PEN	DEUT	06/15/2022	4,021
355,850	USD	18,401,000	PHP	GSC	06/15/2022	4,119
107,737	USD	5,570,000	PHP	DEUT	06/15/2022	1,268
73,638	USD	3,880,000	PHP	BNP	06/15/2022	(527)
182,041	USD	783,000	PLN	MSC	06/10/2022	6,338
786,664	USD	3,398,000	PLN	BNP	06/15/2022	24,658
209,683	USD	906,000	PLN	BCLY	06/15/2022	6,511
518,209	USD	2,285,000	PLN	DEUT	06/15/2022	5,794
144,442	USD	625,000	PLN	BOA	06/15/2022	4,285
46,450	USD	199,000	PLN	MSC	06/15/2022	1,824
168,483	USD	750,000	PLN	GSC	06/15/2022	294
112,723	USD	7,937,000	RUB	GSC	05/04/2022	2,334
104,352	USD	7,937,000	RUB	CBK	05/04/2022	(6,037)
114,028	USD	8,210,000	RUB	GSC	05/05/2022	60
116,899	USD	10,217,000	RUB	GSC	05/12/2022	(22,991)
291,503	USD	26,964,000	RUB	GSC	07/13/2022	(48,384)
48,310	USD	4,645,000	RUB	GSC	08/24/2022	(8,575)
129,471	USD	4,463,000	THB	DEUT	06/10/2022	(915)
1,096,793	USD	36,960,000	THB	CBK	06/15/2022	16,881
454,094	USD	15,230,000	THB	DEUT	06/15/2022	9,097
445,743	USD	14,960,000	THB	GSC	06/15/2022	8,636
517,765	USD	17,470,000	THB	SCB	06/15/2022	7,320
56,277	USD	1,890,000	THB	SGG	06/15/2022	1,054
82,840	USD	2,850,000	THB	MSC	06/15/2022	(433)
166,039	USD	2,564,000	TRY	BCLY	06/15/2022	(758)
279,719	USD	4,595,000	TRY	GSC	06/15/2022	(19,200)
796,396	USD	12,144,000	ZAR	GSC	06/15/2022	31,367
482,770	USD	7,509,000	ZAR	MSC	07/27/2022	11,802
172,156	USD	2,595,000	ZAR	DEUT	09/28/2022	10,417
Total foreign currency contracts						$ (653,245)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
34

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 17,951,407	$ —	$ 17,951,407	$ —
Foreign Government Obligations	35,755,038	—	35,755,035	3
Short-Term Investments	6,268,340	323,418	5,944,922	—
Purchased Options	235,178	—	235,178	—
Foreign Currency Contracts(2)	1,526,942	—	1,526,942	—
Futures Contracts(2)	273,984	273,984	—	—
Swaps - Credit Default(2)	3,981	—	3,981	—
Swaps - Interest Rate(2)	337,604	—	337,604	—
Total	$ 62,352,474	$ 597,402	$ 61,755,069	$ 3
Liabilities
Foreign Currency Contracts(2)	$ (2,180,187)	$ —	$ (2,180,187)	$ —
Futures Contracts(2)	(69,190)	(69,190)	—	—
Swaps - Interest Rate(2)	(429,989)	—	(429,989)	—
Written Options	(334,437)	—	(334,437)	—
Total	$ (3,013,803)	$ (69,190)	$ (2,944,613)	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $3,306,816 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
35

The Hartford Floating Rate Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.3%
	Airlines - 0.2%
$ 5,275,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 4,289,102
	Internet - 0.1%
GBP 3,500,000	Trainline plc 1.00%, 01/14/2026(2)	3,772,973
	Total Convertible Bonds (cost $9,609,792)	$ 8,062,075
CORPORATE BONDS - 5.7%
	Commercial Banks - 0.8%
$ 7,025,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(3)(4)	$ 6,812,480
	Freedom Mortgage Corp.
2,175,000	6.63%, 01/15/2027(1)	1,882,462
2,490,000	7.63%, 05/01/2026(1)	2,265,900
1,800,000	8.13%, 11/15/2024(1)	1,743,453
6,389,000	8.25%, 04/15/2025(1)	6,133,440
		18,837,735
	Commercial Services - 0.5%
2,025,000	APX Group, Inc. 5.75%, 07/15/2029(1)	1,659,184
EUR 2,025,000	Verisure Holding AB 3.25%, 02/15/2027(2)	1,918,912
$ 9,775,000	WW International, Inc. 4.50%, 04/15/2029(1)	7,734,469
		11,312,565
	Construction Materials - 0.0%
1,275,000	Oscar AcquisitionCo LLC 9.50%, 04/15/2030	1,161,461
	Diversified Financial Services - 0.7%
12,790,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	10,104,100
5,385,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	3,325,237
	United Wholesale Mortgage LLC
3,270,000	5.50%, 11/15/2025(1)	3,003,332
1,080,000	5.75%, 06/15/2027(1)	936,900
		17,369,569
	Electrical Components & Equipment - 0.1%
EUR 2,770,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	2,437,230
	Engineering & Construction - 0.1%
$ 1,825,000	Artera Services LLC 9.03%, 12/04/2025(1)	1,724,625
	Entertainment - 0.5%
EUR 1,900,000	Banijay Group SAS 6.50%, 03/01/2026(2)	1,931,405
$ 3,175,000	Cinemark USA, Inc. 5.88%, 03/15/2026(1)	2,960,687
5,525,000	Scientific Games International, Inc. 7.00%, 05/15/2028(1)	5,656,426
		10,548,518
	Internet - 0.3%
3,135,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	2,899,875
	United Group B.V.
EUR 1,895,000	4.88%, 02/01/2029, 3 mo. EURIBOR + 4.875%(1)(5)	1,908,890
2,240,000	5.25%, 02/01/2030(1)	2,062,220
		6,870,985
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.7% - (continued)
	IT Services - 0.0%
$ 1,125,000	Condor Merger Sub, Inc. 7.38%, 02/15/2030(1)	$ 1,006,538
	Leisure Time - 0.3%
5,665,000	Carnival Corp. 7.63%, 03/01/2026(1)	5,551,700
1,200,000	Life Time, Inc. 8.00%, 04/15/2026(1)	1,171,614
		6,723,314
	Lodging - 0.1%
2,300,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	1,813,228
	Machinery-Diversified - 0.1%
3,285,000	OT Merger Corp. 7.88%, 10/15/2029(1)	2,792,250
	Mining - 0.0%
EUR 1,250,000	Constellium SE 3.13%, 07/15/2029(1)	1,151,610
	Oil & Gas - 0.1%
1,400,000	Petroleos Mexicanos 4.75%, 02/26/2029(2)	1,299,699
	Packaging & Containers - 0.3%
$ 5,965,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	5,443,062
EUR 1,150,000	Mauser Packaging Solutions Holding Co. 4.75%, 04/15/2024(2)	1,187,489
		6,630,551
	Pharmaceuticals - 0.2%
3,825,000	Teva Pharmaceutical Finance Netherlands B.V. 4.50%, 03/01/2025	3,959,412
	Real Estate - 0.3%
	CIFI Holdings Group Co., Ltd.
$ 1,200,000	4.45%, 08/17/2026(2)	912,000
2,325,000	5.95%, 10/20/2025(2)	1,827,450
	Country Garden Holdings Co., Ltd.
1,150,000	4.80%, 08/06/2030(2)	707,250
1,125,000	5.13%, 01/14/2027(2)	757,125
1,750,000	5.63%, 01/14/2030(2)	1,111,250
1,350,000	Times China Holdings Ltd. 6.75%, 07/08/2025(2)	614,250
4,625,000	Yuzhou Group Holdings Co., Ltd. 8.50%, 02/26/2024(2)	601,250
		6,530,575
	Retail - 1.0%
1,820,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(6)	1,556,100
EUR 1,475,000	eG Global Finance plc 6.25%, 10/30/2025(2)	1,519,404
$ 8,080,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026(1)	7,288,887
4,250,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	3,346,875
	Staples, Inc.
6,125,000	7.50%, 04/15/2026(1)	5,849,375
4,950,000	10.75%, 04/15/2027(1)	4,385,700
		23,946,341
	Telecommunications - 0.3%
	Altice France S.A.
EUR 1,750,000	4.13%, 01/15/2029(2)	1,587,700

The accompanying notes are an integral part of these financial statements.
36

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.7% - (continued)
	Telecommunications - 0.3% - (continued)
EUR 4,320,000	4.25%, 10/15/2029(1)	$ 3,929,268
$ 2,975,000	Frontier Communications Holdings LLC 5.88%, 11/01/2029	2,582,672
		8,099,640
	Total Corporate Bonds (cost $154,268,547)	$ 134,215,846
SENIOR FLOATING RATE INTERESTS - 87.2%(7)
	Advertising - 0.1%
1,305,000	ABG Intermediate Holdings 2 LLC 6.80%, 12/20/2029, 1 mo. USD SOFR + 6.000%	$ 1,291,950
	Aerospace/Defense - 0.2%
4,974,531	TransDigm, Inc. 3.01%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	4,878,771
	Airlines - 1.3%
5,530,000	AAdvantage Loyalty IP Ltd. 5.81%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	5,623,678
8,770,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	8,671,337
9,975,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	10,336,594
1,995,000	SkyMiles IP Ltd. 4.81%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	2,059,000
3,204,914	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	3,174,691
		29,865,300
	Asset-Backed - Finance & Insurance - 0.2%
EUR 4,350,000	Kouti B.V. 3.75%, 08/31/2028, 3 mo. EURIBOR + 3.750%	4,439,890
	Auto Parts & Equipment - 0.9%
4,336,969	Clarios Global L.P. 3.25%, 04/30/2026, 1 mo. EURIBOR + 3.250%	4,437,204
	First Brands Group LLC
$ 9,745,438	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	9,705,872
6,430,000	9.74%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	6,405,888
		20,548,964
	Chemicals - 0.3%
5,128,200	CPC Acquisition Corp. 4.76%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	4,846,149
1,960,000	NIC Acquisition Corp. 8.76%, 12/29/2028, 1 mo. USD LIBOR + 7.750%	1,876,700
		6,722,849
	Commercial Services - 5.9%
4,900,000	Amentum Government Services Holdings LLC 4.65%, 02/15/2029, 1 mo. USD SOFR + 4.000%	4,857,125
3,320,258	APX Group, Inc. 4.05%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	3,280,415
	Belron Finance U.S. LLC
4,577,697	3.00%, 04/13/2028, 1 mo. USD LIBOR + 2.500%	4,551,970
2,320,328	3.50%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	2,302,926
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(7) - (continued)
	Commercial Services - 5.9% - (continued)
EUR 14,300,000	Belron Luxembourg S.a.r.l. 2.50%, 04/13/2028, 3 mo. EURIBOR + 2.750%	$ 14,824,201
	Cast and Crew Payroll LLC
$ 8,035,411	4.26%, 02/09/2026, 1 mo. USD LIBOR + 3.500%	7,989,529
1,995,000	4.45%, 12/29/2028, 1 mo. USD SOFR + 3.750%	1,982,531
22,034,275	MPH Acquisition Holdings LLC 4.76%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	21,128,887
9,595,950	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	9,440,016
	Trans Union LLC
4,942,414	2.51%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	4,870,156
4,980,663	3.01%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	4,925,327
EUR 26,580,000	Verisure Holding AB 3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	27,153,935
$ 12,285,900	WEX, Inc. 3.01%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	12,158,495
20,635,307	WW International, Inc. 4.27%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	18,458,282
		137,923,795
	Construction Materials - 1.6%
7,760,550	Chamberlain Group, Inc. 4.51%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	7,607,745
19,350,000	Oscar AcquisitionCo LLC 0.00%, 04/29/2029, 1 mo. USD LIBOR + 0.450%(8)	18,527,625
4,940,000	Solis IV BV 4.00%, 02/26/2029, 1 mo. USD SOFR + 3.500%	4,694,235
4,681,085	Standard Industries, Inc. 3.79%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	4,665,731
3,172,898	Wilsonart LLC 4.25%, 12/31/2026, 1 mo. USD LIBOR + 3.500%	3,004,068
		38,499,404
	Distribution/Wholesale - 0.9%
16,340,087	American Builders & Contractors Supply Co., Inc. 2.76%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	16,093,351
6,320,000	Caldic B.V. 4.67%, 02/28/2029, 1 mo. USD SOFR + 4.000%	6,227,855
		22,321,206
	Diversified Financial Services - 1.8%
	Blackhawk Network Holdings, Inc.
10,944,624	3.76%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	10,788,226
3,010,000	7.56%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	2,961,087
4,595,298	Fleetcor Technologies Operating Co. LLC 2.51%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	4,505,552
	Forefront Management Holdings LLC
944,882	0.00%, 03/23/2029, 1 mo. USD LIBOR + 4.250%(8)(9)	937,795
5,055,118	4.75%, 03/23/2029, 1 mo. USD LIBOR + 4.250%	5,017,205

The accompanying notes are an integral part of these financial statements.
37

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(7) - (continued)
	Diversified Financial Services - 1.8% - (continued)
$ 2,082,451	Minotaur Acquisition, Inc. 5.51%, 03/27/2026, 3 mo. USD LIBOR + 4.750%	$ 2,063,500
15,045,000	Setanta Aircraft Leasing Designated Activity Company 3.01%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	14,935,322
		41,208,687
	Electronics - 0.7%
17,660,000	II-VI, Inc. 0.00%, 01/14/2028, 1 mo. USD LIBOR + 2.750%(8)	17,557,042
	Engineering & Construction - 1.3%
	Ascend Learning LLC
5,491,238	4.26%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	5,419,632
3,375,000	6.51%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	3,328,594
14,884,219	Brand Energy & Infrastructure Services, Inc. 5.29%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	14,112,919
5,960,950	Fluidra S.A. 2.80%, 01/29/2029, 1 mo. USD SOFR + 2.000%	5,898,121
2,330,000	PowerTeam Services LLC 8.26%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	2,155,250
		30,914,516
	Entertainment - 4.9%
7,835,000	AP Core Holdings II LLC 6.26%, 09/01/2027, 1 mo. USD LIBOR + 5.500%	7,795,825
5,193,637	Cinemark USA, Inc. 2.52%, 03/31/2025, 3 mo. USD LIBOR + 1.750%	5,044,321
	Crown Finance U.S., Inc.
EUR 1,738,791	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	1,378,964
$ 33,202,958	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	25,272,432
2,500,496	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	2,890,423
1,998,092	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	2,124,232
9,903,529	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	9,846,286
3,405,000	Great Canadian Gaming Corp. 4.93%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	3,390,529
3,169,075	J&J Ventures Gaming LLC 4.76%, 04/26/2028, 1 mo. USD LIBOR + 4.000%	3,133,423
3,154,150	Maverick Gaming LLC 8.50%, 09/03/2026, 1 mo. USD LIBOR + 7.500%	3,091,067
18,530,000	Scientific Games International, Inc. 0.00%, 04/14/2029, 3 mo. USD LIBOR + 3.000%(8)	18,425,861
22,608,999	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	22,259,237
2,925,037	William Morris Endeavor Entertainment LLC 3.52%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	2,863,406
7,345,000	WMG Acquisition Corp. 2.89%, 01/20/2028, 1 mo. USD LIBOR + 2.125%	7,274,194
		114,790,200
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(7) - (continued)
	Environmental Control - 0.4%
$ 9,581,850	Filtration Group Corp. 4.26%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	$ 9,450,100
	Food - 2.1%
4,114,369	8th Avenue Food & Provisions, Inc. 4.51%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	3,538,357
	Froneri International Ltd.
EUR 15,370,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	15,453,473
$ 13,317,775	3.01%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	12,984,831
5,105,040	Simply Good Foods USA, Inc. 3.79%, 07/07/2024, 1 mo. USD LIBOR + 3.250%	5,095,494
	U.S. Foods, Inc.
6,141,402	2.51%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	6,043,937
7,132,125	3.26%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	7,078,634
		50,194,726
	Food Service - 0.9%
	Aramark Services, Inc.
2,456,810	2.51%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	2,409,860
18,004,938	3.26%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	17,798,601
		20,208,461
	Healthcare - Products - 1.8%
	Avantor Funding, Inc.
EUR 5,865,675	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	6,130,014
$ 5,567,321	3.01%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	5,525,566
2,046,595	Coty, Inc. 2.70%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	1,989,945
5,920,263	Insulet Corp. 4.01%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	5,910,376
8,370,000	Medline Borrower LP 4.01%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	8,223,525
15,086,263	Sunshine Luxembourg S.a.r.l. 4.76%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	14,938,116
		42,717,542
	Healthcare - Services - 6.7%
11,565,000	Accelerated Health Systems LLC 0.00%, 02/15/2029, 1 mo. USD SOFR + 4.250%(8)	11,514,461
16,668,717	ADMI Corp. 4.14%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	16,394,850
	Aveanna Healthcare LLC
409,434	0.00%, 07/17/2028, 1 mo. USD LIBOR + 3.750%(8)	401,331
1,751,763	4.25%, 07/17/2028, 1 mo. USD LIBOR + 3.750%	1,717,096
5,425,000	7.50%, 12/10/2029, 1 mo. USD LIBOR + 7.000%	5,180,875
EUR 14,235,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	14,451,969
$ 5,676,766	Cano Health LLC 4.51%, 11/23/2027, 1 mo. USD SOFR + 4.000%	5,591,615

The accompanying notes are an integral part of these financial statements.
38

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(7) - (continued)
	Healthcare - Services - 6.7% - (continued)
$ 4,886,364	Envision Healthcare Corp. 4.51%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	$ 2,968,466
4,049,575	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	4,031,594
	EyeCare Partners LLC
21,345,934	4.76%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	21,056,270
2,215,000	7.76%, 11/15/2029, 1 mo. USD LIBOR + 6.750%	2,188,243
5,329,961	Heartland Dental LLC 4.63%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	5,286,202
5,333,085	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	5,298,900
	IQVIA, Inc.
EUR 2,900,000	2.00%, 03/07/2024, 1 mo. EURIBOR + 2.000%	3,005,817
3,116,260	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	3,228,324
$ 11,270,774	Loire Finco Luxembourg S.a.r.l. 4.01%, 04/21/2027, 1 mo. USD LIBOR + 3.250%	11,062,265
18,968,108	MED ParentCo L.P. 5.01%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	18,576,985
	Medical Solutions Holdings, Inc.
2,249,600	3.50%, 11/01/2028, 1 mo. USD LIBOR + 3.500%(9)	2,227,666
11,810,400	4.51%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	11,695,249
6,430,000	Pediatric Associates Holding Company LLC 0.00%, 12/29/2028, 1 mo. USD LIBOR + 3.250%(8)	6,354,962
4,965,000	WP CityMD Bidco LLC 3.75%, 12/22/2028, 1 mo. USD LIBOR + 3.250%	4,910,186
		157,143,326
	Holding Companies-Diversified - 0.4%
420,674	Belfor Holdings, Inc. 4.51%, 04/06/2026, 3 mo. USD LIBOR + 3.750%	419,097
EUR 7,815,000	IVC Acquisition Ltd. 0.00%, 02/13/2026, 3 mo. EURIBOR + 4.000%(8)	8,134,950
		8,554,047
	Home Builders - 0.6%
	Tecta America Corp.
$ 10,599,900	5.01%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	10,401,152
3,800,000	9.26%, 04/09/2029, 1 mo. USD LIBOR + 8.500%	3,800,000
		14,201,152
	Home Furnishings - 0.8%
20,517,785	Mattress Firm, Inc. 5.64%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	19,568,838
	Housewares - 0.2%
EUR 3,715,000	Solis IV BV 4.00%, 02/26/2029, 3 mo. EURIBOR + 4.000%	3,853,495
	Insurance - 5.4%
	Acrisure LLC
$ 24,893,950	4.26%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	24,494,651
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(7) - (continued)
	Insurance - 5.4% - (continued)
$ 3,925,163	5.01%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	$ 3,892,466
	Asurion LLC
1,979,434	3.76%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	1,957,878
8,352,183	3.89%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	8,308,919
1,558,461	4.01%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	1,522,102
8,110,683	4.01%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	7,918,054
15,062,700	6.01%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	14,596,660
9,640,000	6.01%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	9,341,160
	Hub International Ltd.
18,906,367	4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	18,646,404
2,925,189	4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	2,907,696
15,039,361	Sedgwick Claims Management Services, Inc. 4.01%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	14,879,644
19,320,498	USI, Inc. 4.01%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	19,127,293
		127,592,927
	Internet - 4.2%
	Adevinta ASA
EUR 4,250,000	3.00%, 06/26/2028, 3 mo. EURIBOR + 3.000%	4,419,110
$ 1,721,988	3.76%, 06/26/2028, 1 mo. USD LIBOR + 2.750%	1,702,253
12,459,266	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	11,888,258
	MH Sub LLC
18,493,982	4.26%, 09/13/2024, 3 mo. USD LIBOR + 3.500%	18,364,524
11,168,783	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	11,106,685
3,695,000	7.01%, 02/23/2029, 1 mo. USD LIBOR + 6.250%	3,647,889
16,963,375	Proofpoint, Inc. 3.76%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	16,673,641
3,988,716	Rodan & Fields LLC 4.55%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	2,378,272
31,084,150	Shutterfly, Inc. 5.76%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	28,713,984
		98,894,616
	IT Services - 0.8%
5,359,500	Panther Commercial Holdings L.P. 5.74%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	5,322,198
5,925,000	Peraton Corp. 4.51%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	5,872,208
6,925,222	Surf Holdings LLC 4.11%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	6,848,283
		18,042,689
	Leisure Time - 2.3%
	Carnival Corp.
8,763,251	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	8,611,471

The accompanying notes are an integral part of these financial statements.
39

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(7) - (continued)
	Leisure Time - 2.3% - (continued)
$ 5,257,775	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	$ 5,172,336
12,351,663	Hayward Industries, Inc. 3.26%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	12,202,454
15,219,267	MajorDrive Holdings LLC 4.56%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	14,937,711
12,344,191	SRAM LLC 3.30%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	12,220,750
		53,144,722
	Lodging - 1.5%
36,104,385	Caesars Resort Collection LLC 3.51%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	35,915,559
	Machinery-Diversified - 0.2%
3,197,459	ASP Blade Holdings, Inc. 4.76%, 10/13/2028, 1 mo. USD LIBOR + 4.000%	3,137,506
1,017,898	Vertical U.S. Newco, Inc. 4.02%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	1,007,089
		4,144,595
	Media - 4.9%
4,239,240	Banijay Entertainment S.A.S 4.20%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	4,210,626
11,092,734	Cable One, Inc. 2.76%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	10,959,621
5,046,482	Charter Communications Operating LLC 2.52%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	4,980,272
	CSC Holdings LLC
7,425,356	2.80%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	7,271,280
3,491,508	3.05%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	3,419,513
14,745,200	DirecTV Financing LLC 5.76%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	14,669,999
7,060,251	E.W. Scripps Co. 3.33%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	6,981,952
5,689,651	Entravision Communications Corp. 3.51%, 11/29/2024, 3 mo. USD LIBOR + 2.750%	5,554,522
4,573,054	Gray Television, Inc. 2.96%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	4,536,378
5,075,000	MJH Healthcare Holdings LLC 4.12%, 01/28/2029, 1 mo. USD SOFR + 3.600%	4,998,875
3,262,253	NEP/NCP Holdco, Inc. 4.01%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	3,198,020
2,200,000	Telenet Financing USD LLC 2.55%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	2,150,500
EUR 2,400,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	2,466,052
$ 10,425,000	UPC Financing Partnership 3.55%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	10,314,286
EUR 8,480,000	Virgin Media Ireland Ltd. 3.50%, 07/15/2029, 3 mo. EURIBOR + 3.500%	8,738,163
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(7) - (continued)
	Media - 4.9% - (continued)
GBP 7,550,000	Virgin Media SFA Finance Ltd. 3.97%, 11/15/2027, 1 mo. GBP LIBOR + 3.250%	$ 9,251,660
EUR 9,985,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	10,107,907
		113,809,626
	Metal Fabricate/Hardware - 0.1%
$ 1,167,025	Ameriforge Group, Inc. 9.00%, 12/31/2023, 3 mo. USD LIBOR + 8.000%	529,782
2,867,433	Tecomet Inc. 4.50%, 05/01/2024, 3 mo. USD LIBOR + 3.500%	2,695,990
		3,225,772
	Miscellaneous Manufacturing - 1.1%
EUR 5,070,418	CeramTec AcquiCo GmbH 3.75%, 03/16/2029, 3 mo. EURIBOR + 3.750%	5,238,260
$ 3,500,000	International Textile Group, Inc. 9.97%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	2,462,250
	LTI Holdings, Inc.
15,347,387	4.26%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	15,008,517
2,440,000	7.51%, 09/06/2026, 3 mo. USD LIBOR + 6.750%	2,383,880
		25,092,907
	Oil & Gas Services - 0.0%
12,687,217	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%	380,617
	Packaging & Containers - 1.9%
17,474,719	BWAY Holding Co. 3.71%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	17,112,118
10,515,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	10,369,157
	Pretium PKG Holdings, Inc.
4,817,925	4.73%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	4,670,978
1,170,000	7.48%, 10/01/2029, 1 mo. USD LIBOR + 6.750%	1,123,200
10,876,029	TricorBraun Holdings, Inc. 4.01%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	10,632,842
		43,908,295
	Pharmaceuticals - 5.1%
19,150,000	Bausch Health Cos., Inc. 0.00%, 01/27/2027, 1 mo. USD SOFR + 5.250%	18,503,688
5,749,578	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	5,735,491
3,500,000	Curium BidCo S.a.r.l. 0.00%, 12/02/2027, 1 mo. USD LIBOR + 4.250%(8)	3,456,250
6,439,639	Elanco Animal Health, Inc. 2.21%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	6,302,797
6,285,579	Endo Luxembourg Finance Co. S.a.r.l. 5.81%, 03/27/2028, 1 mo. USD LIBOR + 5.000%	5,815,732
5,170,357	Gainwell Acquisition Corp. 5.01%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	5,147,763

The accompanying notes are an integral part of these financial statements.
40

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(7) - (continued)
	Pharmaceuticals - 5.1% - (continued)
EUR 4,723,971	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	$ 4,836,141
$ 9,157,500	Horizon Therapeutics USA, Inc. 2.44%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	9,038,086
1,328,742	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	1,320,224
4,907,912	Jazz Financing Lux S.a.r.l. 4.26%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	4,898,097
	Organon & Co.
EUR 3,277,675	3.00%, 06/02/2028, 3 mo. EURIBOR + 3.000%	3,402,667
$ 4,047,434	3.56%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	4,024,687
5,547,284	Packaging Coordinators Midco, Inc. 4.76%, 11/30/2027, 1 mo. USD LIBOR + 3.750%	5,512,614
31,468,954	Pathway Vet Alliance LLC 4.76%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	31,160,873
2,240,000	Pearl Intermediate Parent LLC 7.01%, 02/13/2026, 3 mo. USD LIBOR + 6.250%	2,224,611
7,402,528	PetVet Care Centers LLC 4.26%, 02/14/2025, 1 mo. USD LIBOR + 3.500%	7,349,303
		118,729,024
	Pipelines - 1.1%
2,513,025	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	2,497,319
5,842,488	Medallion Midland Acquisition LLC 4.51%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	5,824,260
5,790,488	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	5,755,918
10,912,089	Traverse Midstream Partners LLC 5.94%, 09/27/2024, 1 mo. USD LIBOR + 4.250%	10,866,586
		24,944,083
	Real Estate - 0.6%
EUR 4,055,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	4,189,957
9,635,000	Foncia Management 3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	9,879,028
		14,068,985
	Retail - 8.4%
$ 30,400,992	B.C. Unlimited Liability Co. 2.51%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	29,786,588
7,417,244	Beacon Roofing Supply, Inc. 3.01%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	7,324,529
EUR 1,725,000	EG Group Ltd. 7.00%, 04/10/2027, 3 mo. EURIBOR + 7.000%	1,785,668
$ 20,975,269	Great Outdoors Group LLC 4.51%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	20,739,297
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(7) - (continued)
	Retail - 8.4% - (continued)
$ 5,397,601	Harbor Freight Tools USA, Inc. 3.51%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	$ 5,202,802
7,502,197	IRB Holding Corp. 3.75%, 12/15/2027, 1 mo. USD SOFR + 3.000%	7,389,663
23,372,177	LBM Acquisition LLC 4.51%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	22,008,878
20,645,000	LSF9 Atlantis Holdings LLC 0.00%, 03/31/2029, 1 mo. USD LIBOR + 7.250%(8)	20,232,100
10,200,103	Michaels Cos., Inc. 5.26%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	9,278,932
EUR 2,825,000	Peer Holding B.V. 3.00%, 03/08/2025, 3 mo. EURIBOR + 3.000%	2,935,531
$ 9,666,473	Petco Health and Wellness Co., Inc. 4.26%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	9,562,945
4,873,175	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	4,822,007
EUR 3,150,000	Rainbow Finco S.a.r.l. 3.75%, 01/28/2029, 3 mo. EURIBOR + 3.750%	3,253,175
$ 5,915,000	Specialty Building Products Holdings LLC 4.30%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	5,600,795
	SRS Distribution, Inc.
5,236,875	4.00%, 06/02/2028, 1 mo. USD SOFR + 3.500%	5,040,492
16,422,107	4.02%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	15,806,278
27,565,999	Staples, Inc. 5.32%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	26,382,040
		197,151,720
	Semiconductors - 2.0%
18,775,000	Entegris, Inc. 0.00%, 03/02/2029, 3 mo. USD LIBOR + 3.000%(8)	18,769,180
	MKS Instruments, Inc.
11,870,000	0.00%, 10/21/2028	11,810,650
12,575,000	0.00%, 04/08/2029(8)	12,512,125
3,696,425	Synaptics, Inc. 2.75%, 12/02/2028, 1 mo. USD LIBOR + 2.250%	3,677,019
		46,768,974
	Software - 8.4%
	Athenahealth, Inc.
2,180,435	1.75%, 02/15/2029, 1 mo. USD SOFR + 3.500%(9)	2,147,728
12,864,565	4.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	12,671,597
11,806,192	Camelot U.S. Acquisition Co. 3.76%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	11,651,295
2,094,750	CCC Intelligent Solutions, Inc. 3.26%, 09/21/2028, 3 mo. USD LIBOR + 2.250%	2,065,947
	DCert Buyer, Inc.
19,447,543	4.76%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	19,350,305
12,370,000	7.76%, 02/19/2029, 1 mo. USD LIBOR + 7.000%	12,220,570
7,488,524	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	7,424,872
6,053,262	E2open LLC 4.00%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	6,021,119

The accompanying notes are an integral part of these financial statements.
41

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(7) - (continued)
	Software - 8.4% - (continued)
$ 6,120,000	EP Purchaser LLC 4.51%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	$ 6,094,480
	Hyland Software, Inc.
5,034,212	4.26%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	5,012,464
2,446,000	7.01%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	2,433,770
	McAfee LLC
EUR 5,300,000	4.25%, 03/01/2029, 3 mo. EURIBOR + 4.250%	5,529,621
$ 28,000,000	4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	27,230,000
	Mitchell International, Inc.
11,155,000	4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	10,966,815
2,865,000	7.00%, 10/15/2029, 1 mo. USD LIBOR + 6.500%	2,827,039
3,235,000	Mitnick Corporate Purchaser, Inc. 0.00%, 05/02/2029, 3 mo. USD LIBOR + 4.750%(8)	3,225,295
1,940,326	Navicure, Inc. 4.76%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	1,936,698
	Polaris Newco LLC
EUR 2,716,350	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	2,830,080
$ 17,834,540	4.76%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	17,626,410
11,462,400	RealPage, Inc. 4.01%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	11,269,029
1,876,531	Seattle Spinco, Inc. 3.51%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	1,851,911
15,605,647	SS&C Technologies, Inc. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	15,385,296
	Ultimate Software Group, Inc.
6,109,226	4.76%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	6,075,503
3,220,000	6.21%, 05/03/2027, 1 mo. USD LIBOR + 5.250%	3,186,995
		197,034,839
	Telecommunications - 2.8%
5,354,223	CenturyLink, Inc. 3.01%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	5,121,100
19,690,056	Frontier Communications Corp. 4.81%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	19,329,137
EUR 11,140,000	Lorca Finco plc 3.75%, 09/17/2027, 3 mo. EURIBOR + 3.750%	11,456,932
13,977,057	Numericable Group S.A. 3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	14,299,945
$ 5,065,000	Venga Finance S.a.r.l. 0.00%, 12/04/2028, 1 mo. USD LIBOR + 4.750%(8)	4,913,050
	Xplornet Communications, Inc.
3,310,345	4.76%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	3,252,414
2,230,000	7.50%, 10/01/2029, 1 mo. USD LIBOR + 7.000%	2,202,125
5,613,809	Zacapa LLC 4.77%, 03/22/2029, 1 mo. USD SOFR + 4.250%	5,567,046
		66,141,749
	Textiles - 1.5%
37,220,000	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	36,305,132
Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(7) - (continued)
	Transportation - 0.9%
$ 20,651,822	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%		$ 20,385,000
	Total Senior Floating Rate Interests (cost $2,104,685,978)		$ 2,042,536,092
COMMON STOCKS - 0.5%
	Energy - 0.4%
2,037,975	Ascent Resources - Marcellus LLC Class A*(10)(11)		$ 3,260,760
71,083	Foresight Energy LLC*		1,208,410
418,220,006	KCA Deutag*(10)(11)(12)		—
15,718	Kelly Topco Shares*(10)(11)(12)		1,640,016
544,947	Philadelphia Energy Solutions*(10)(11)		—
112,212	Texgen Power LLC*		2,608,929
			8,718,115
	Insurance - 0.0%
175,508	AFG Holdings, Inc.*		175,508
	Materials - 0.1%
37,645	UTEX Industries, Inc.*		2,522,215
	Total Common Stocks (cost $27,407,413)		$ 11,415,838
EXCHANGE-TRADED FUNDS - 2.2%
	Other Investment Pools & Funds - 2.2%
1,265,400	Invesco Senior Loan ETF		$ 27,282,024
546,800	SPDR Blackstone Senior Loan ETF		24,316,196
			51,598,220
	Total Exchange-Traded Funds (cost $52,639,627)		$ 51,598,220
WARRANTS - 0.0%
	Energy - 0.0%
719,301	Ascent Resources - Marcellus LLC Expires 3/30/2023*(10)(11)		$ 45,234
	Materials - 0.0%
7,500	UTEX Industries, Inc. Expires 12/03/2025*(10)(11)		145,200
	Total Warrants (cost $107,156)		$ 190,434
	Total Long-Term Investments (Cost $2,348,718,513)		$ 2,248,018,505
SHORT-TERM INVESTMENTS - 12.6%
	Other Investment Pools & Funds - 12.6%
294,921,260	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.32%(13)		$ 294,921,260
	Total Short-Term Investments (cost $294,921,260)		$ 294,921,260
	Total Investments (cost $2,643,639,773)	108.5%	$ 2,542,939,765
	Other Assets and Liabilities	(8.5)%	(199,202,368)
	Total Net Assets	100.0%	$ 2,343,737,397
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
42

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $114,826,219, representing 4.9% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $19,748,157, representing 0.8% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2022, the aggregate value of the unfunded commitment was $5,313,189, which represents 0.2% of total net assets.
(10)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $5,091,210, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(11)	Investment valued using significant unobservable inputs.
(12)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,640,016 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	418,220,006	$ 5,692,138	$ —
09/2021	Kelly Topco Shares	15,718	1,251,310	1,640,016
			$ 6,943,448	$ 1,640,016

(13)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at April 30, 2022
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	39,700,000	0.93%	06/20/2022	At Maturity	$ —	$ —	$ (545,476)	$ (545,476)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	40,660,000	0.93%	09/20/2022	At Maturity	—	—	(636,033)	(636,033)
Total OTC total return swap contracts							$ —	$ —	$ (1,181,509)	$ (1,181,509)

The accompanying notes are an integral part of these financial statements.
43

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.38.V1	USD	22,720,000	5.00%	06/20/2027	Quarterly	$ 602,932	$ 459,526	$ (143,406)
Total centrally cleared credit default swap contracts						$ 602,932	$ 459,526	$ (143,406)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
244,686,318	USD	229,018,905	EUR	BCLY	05/31/2022	$ 2,767,408
2,364,934	USD	2,205,000	EUR	CBA	05/31/2022	35,732
12,195,802	USD	9,592,321	GBP	DEUT	05/31/2022	134,183
Total foreign currency contracts						$ 2,937,323
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 8,062,075	$ —	$ 8,062,075	$ —
Corporate Bonds	134,215,846	—	134,215,846	—
Senior Floating Rate Interests	2,042,536,092	—	2,042,536,092	—
Common Stocks
Energy	8,718,115	—	3,817,339	4,900,776
Insurance	175,508	—	175,508	—
Materials	2,522,215	—	2,522,215	—
Exchange-Traded Funds	51,598,220	51,598,220	—	—
Warrants	190,434	—	—	190,434
Short-Term Investments	294,921,260	294,921,260	—	—
Foreign Currency Contracts(2)	2,937,323	—	2,937,323	—
Total	$ 2,545,877,088	$ 346,519,480	$ 2,194,266,398	$ 5,091,210
Liabilities
Swaps - Credit Default(2)	$ (143,406)	$ —	$ (143,406)	$ —
Swaps - Total Return(2)	(1,181,509)	—	(1,181,509)	—
Total	$ (1,324,915)	$ —	$ (1,324,915)	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
44

The Hartford Floating Rate High Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.4%
	Airlines - 0.2%
$ 1,100,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 894,410
	Internet - 0.2%
GBP 1,100,000	Trainline plc 1.00%, 01/14/2026(2)	1,185,791
	Total Convertible Bonds (cost $2,476,134)	$ 2,080,201
CORPORATE BONDS - 7.3%
	Commercial Banks - 1.0%
$ 2,375,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(3)(4)	$ 2,303,152
	Freedom Mortgage Corp.
450,000	6.63%, 01/15/2027(1)	389,475
550,000	7.63%, 05/01/2026(1)	500,500
525,000	8.13%, 11/15/2024(1)	508,507
1,715,000	8.25%, 04/15/2025(1)	1,646,400
		5,348,034
	Commercial Services - 0.6%
620,000	APX Group, Inc. 5.75%, 07/15/2029(1)	507,997
EUR 650,000	Verisure Holding AB 3.25%, 02/15/2027(2)	615,948
$ 2,225,000	WW International, Inc. 4.50%, 04/15/2029(1)	1,760,531
		2,884,476
	Construction Materials - 0.1%
575,000	Oscar AcquisitionCo LLC 9.50%, 04/15/2030	523,796
	Diversified Financial Services - 0.9%
3,570,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	2,820,300
1,435,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	886,112
	United Wholesale Mortgage LLC
850,000	5.50%, 11/15/2025(1)	780,682
445,000	5.75%, 06/15/2027(1)	386,038
		4,873,132
	Electrical Components & Equipment - 0.1%
EUR 740,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	651,101
	Engineering & Construction - 0.1%
$ 575,000	Artera Services LLC 9.03%, 12/04/2025(1)	543,375
	Entertainment - 0.7%
EUR 600,000	Banijay Group SAS 6.50%, 03/01/2026(2)	609,917
$ 875,000	Cinemark USA, Inc. 5.88%, 03/15/2026(1)	815,938
2,250,000	Scientific Games International, Inc. 7.00%, 05/15/2028(1)	2,303,522
		3,729,377
	Internet - 0.3%
660,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	610,500
	United Group B.V.
EUR 395,000	4.88%, 02/01/2029, 3 mo. EURIBOR + 4.875%(1)(5)	397,895
670,000	5.25%, 02/01/2030(1)	616,825
		1,625,220
	IT Services - 0.1%
$ 475,000	Condor Merger Sub, Inc. 7.38%, 02/15/2030(1)	424,983
	Leisure Time - 0.4%
1,760,000	Carnival Corp. 7.63%, 03/01/2026(1)	1,724,800
275,000	Life Time, Inc. 8.00%, 04/15/2026(1)	268,495
		1,993,295
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 7.3% - (continued)
	Lodging - 0.1%
$ 775,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	$ 610,979
	Machinery-Diversified - 0.1%
850,000	OT Merger Corp. 7.88%, 10/15/2029(1)	722,500
	Mining - 0.1%
EUR 275,000	Constellium SE 3.13%, 07/15/2029(1)	253,354
	Oil & Gas - 0.1%
500,000	Petroleos Mexicanos 4.75%, 02/26/2029(2)	464,178
	Packaging & Containers - 0.4%
$ 1,990,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	1,815,875
EUR 250,000	Mauser Packaging Solutions Holding Co. 4.75%, 04/15/2024(2)	258,150
		2,074,025
	Pharmaceuticals - 0.2%
1,000,000	Teva Pharmaceutical Finance Netherlands B.V. 4.50%, 03/01/2025	1,035,140
	Real Estate - 0.4%
	CIFI Holdings Group Co., Ltd.
$ 200,000	4.45%, 08/17/2026(2)	152,000
650,000	5.95%, 10/20/2025(2)	510,900
	Country Garden Holdings Co., Ltd.
400,000	4.80%, 08/06/2030(2)	246,000
400,000	5.13%, 01/14/2027(2)	269,200
500,000	5.63%, 01/14/2030(2)	317,500
550,000	Times China Holdings Ltd. 6.75%, 07/08/2025(2)	250,250
1,225,000	Yuzhou Group Holdings Co., Ltd. 8.50%, 02/26/2024*(2)(6)	159,250
		1,905,100
	Retail - 1.2%
470,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(7)	401,850
EUR 250,000	eG Global Finance plc 6.25%, 10/30/2025(2)	257,526
$ 2,450,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026(1)	2,210,120
1,175,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	925,313
	Staples, Inc.
1,050,000	7.50%, 04/15/2026(1)	1,002,750
1,650,000	10.75%, 04/15/2027(1)	1,461,900
		6,259,459
	Software - 0.0%
205,000	MicroStrategy, Inc. 6.13%, 06/15/2028(1)	188,600
	Telecommunications - 0.4%
	Altice France S.A.
EUR 550,000	4.13%, 01/15/2029(2)	498,992
905,000	4.25%, 10/15/2029(1)	823,145
$ 825,000	Frontier Communications Holdings LLC 5.88%, 11/01/2029	716,203
		2,038,340
	Total Corporate Bonds (cost $43,863,627)	$ 38,148,464
SENIOR FLOATING RATE INTERESTS - 85.8%(8)
	Advertising - 0.1%
410,000	ABG Intermediate Holdings 2 LLC 6.80%, 12/20/2029, 1 mo. USD SOFR + 6.000%	$ 405,900

The accompanying notes are an integral part of these financial statements.
45

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.8%(8) - (continued)
	Airlines - 1.3%
$ 1,180,000	AAdvantage Loyalty IP Ltd. 5.81%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	$ 1,199,989
2,625,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	2,595,468
2,135,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	2,212,394
655,241	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	649,062
		6,656,913
	Asset-Backed - Finance & Insurance - 0.2%
EUR 875,000	Kouti B.V. 3.75%, 08/31/2028, 3 mo. EURIBOR + 3.750%	893,081
	Auto Parts & Equipment - 0.8%
	First Brands Group LLC
$ 2,017,387	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	2,009,197
2,125,000	9.74%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	2,117,031
		4,126,228
	Chemicals - 0.3%
1,098,900	CPC Acquisition Corp. 4.76%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	1,038,461
540,000	NIC Acquisition Corp. 8.76%, 12/29/2028, 1 mo. USD LIBOR + 7.750%	517,050
		1,555,511
	Commercial Services - 5.7%
1,395,000	Amentum Government Services Holdings LLC 4.65%, 02/15/2029, 1 mo. USD SOFR + 4.000%	1,382,794
1,337,992	Belron Finance U.S. LLC 3.50%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	1,327,957
EUR 2,700,000	Belron Luxembourg S.a.r.l. 2.50%, 04/13/2028, 3 mo. EURIBOR + 2.750%	2,798,975
$ 1,996,915	Cast and Crew Payroll LLC 4.26%, 02/09/2026, 1 mo. USD LIBOR + 3.500%	1,985,513
5,124,250	MPH Acquisition Holdings LLC 4.76%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	4,913,694
2,872,800	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	2,826,117
1,050,846	Trans Union LLC 3.01%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	1,039,171
EUR 6,465,000	Verisure Holding AB 3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	6,604,597
$ 2,049,300	WEX, Inc. 3.01%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	2,028,049
5,344,283	WW International, Inc. 4.27%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	4,780,461
		29,687,328
	Construction Materials - 1.1%
5,840,000	Oscar AcquisitionCo LLC 0.00%, 04/29/2029, 1 mo. USD LIBOR + 0.450%(9)	5,591,800
	Distribution/Wholesale - 0.7%
2,155,030	American Builders & Contractors Supply Co., Inc. 2.76%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,122,489
1,375,000	Caldic B.V. 4.67%, 02/28/2029, 1 mo. USD SOFR + 4.000%	1,354,953
		3,477,442
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.8%(8) - (continued)
	Diversified Financial Services - 1.4%
	Blackhawk Network Holdings, Inc.
$ 1,608,268	3.76%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	$ 1,585,286
560,000	7.56%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	550,900
858,517	Fleetcor Technologies Operating Co. LLC 2.51%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	841,750
4,605,000	Setanta Aircraft Leasing Designated Activity Company 3.01%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	4,571,430
		7,549,366
	Electronics - 0.8%
4,185,000	II-VI, Inc. 0.00%, 01/14/2028, 1 mo. USD LIBOR + 2.750%(9)	4,160,601
	Engineering & Construction - 1.1%
730,000	Ascend Learning LLC 6.51%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	719,963
3,240,170	Brand Energy & Infrastructure Services, Inc. 5.29%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	3,072,264
1,278,112	Fluidra S.A. 2.80%, 01/29/2029, 1 mo. USD SOFR + 2.000%	1,264,641
585,000	PowerTeam Services LLC 8.26%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	541,125
		5,597,993
	Entertainment - 4.7%
1,185,000	AP Core Holdings II LLC 6.26%, 09/01/2027, 1 mo. USD LIBOR + 5.500%	1,179,075
589,857	Cinemark USA, Inc. 2.52%, 03/31/2025, 3 mo. USD LIBOR + 1.750%	572,899
	Crown Finance U.S., Inc.
EUR 202,094	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	160,272
$ 10,189,036	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	7,755,385
484,940	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	560,562
505,748	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	537,676
1,105,000	Great Canadian Gaming Corp. 4.93%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	1,100,304
646,750	Maverick Gaming LLC 8.50%, 09/03/2026, 1 mo. USD LIBOR + 7.500%	633,815
4,120,000	Scientific Games International, Inc. 0.00%, 04/14/2029, 3 mo. USD LIBOR + 3.000%(9)	4,096,845
4,805,150	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	4,730,814
583,373	William Morris Endeavor Entertainment LLC 3.52%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	571,081
2,655,000	WMG Acquisition Corp. 2.89%, 01/20/2028, 1 mo. USD LIBOR + 2.125%	2,629,406
		24,528,134
	Environmental Control - 0.4%
2,392,975	Filtration Group Corp. 4.26%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	2,360,072
	Food - 1.5%
872,745	8th Avenue Food & Provisions, Inc. 4.51%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	750,561

The accompanying notes are an integral part of these financial statements.
46

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.8%(8) - (continued)
	Food - 1.5% - (continued)
	Froneri International Ltd.
EUR 3,990,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	$ 4,011,669
$ 1,298,795	3.01%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	1,266,324
789,931	Simply Good Foods USA, Inc. 3.79%, 07/07/2024, 1 mo. USD LIBOR + 3.250%	788,454
918,748	U.S. Foods, Inc. 2.51%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	904,168
		7,721,176
	Food Service - 0.5%
	Aramark Services, Inc.
247,112	2.51%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	242,390
2,307,006	3.26%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	2,280,568
		2,522,958
	Healthcare - Products - 1.3%
	Avantor Funding, Inc.
EUR 1,240,625	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	1,296,534
$ 1,171,582	3.01%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	1,162,795
441,660	Coty, Inc. 2.70%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	429,435
1,156,263	Insulet Corp. 4.01%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	1,154,332
2,514,309	Sunshine Luxembourg S.a.r.l. 4.76%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	2,489,619
		6,532,715
	Healthcare - Services - 6.6%
2,435,000	Accelerated Health Systems LLC 0.00%, 02/15/2029, 1 mo. USD SOFR + 4.250%(9)	2,424,359
3,551,937	ADMI Corp. 4.14%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	3,493,579
	Aveanna Healthcare LLC
84,906	0.00%, 07/17/2028, 1 mo. USD LIBOR + 3.750%(9)	83,225
363,269	4.25%, 07/17/2028, 1 mo. USD LIBOR + 3.750%	356,080
1,575,000	7.50%, 12/10/2029, 1 mo. USD LIBOR + 7.000%	1,504,125
EUR 3,285,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	3,335,070
$ 1,242,662	Cano Health LLC 4.51%, 11/23/2027, 1 mo. USD SOFR + 4.000%	1,224,022
732,955	Envision Healthcare Corp. 4.51%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	445,270
944,570	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	940,376
	EyeCare Partners LLC
6,333,051	4.76%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	6,247,111
460,000	7.76%, 11/15/2029, 1 mo. USD LIBOR + 6.750%	454,443
719,949	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	715,334
EUR 600,000	IQVIA, Inc. 2.00%, 03/07/2024, 1 mo. EURIBOR + 2.000%	621,893
$ 3,429,381	Loire Finco Luxembourg S.a.r.l. 4.01%, 04/21/2027, 1 mo. USD LIBOR + 3.250%	3,365,938
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.8%(8) - (continued)
	Healthcare - Services - 6.6% - (continued)
$ 4,389,500	MED ParentCo L.P. 5.01%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	$ 4,298,989
	Medical Solutions Holdings, Inc.
586,400	3.50%, 11/01/2028, 1 mo. USD LIBOR + 3.500%(10)	580,683
3,078,600	4.51%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	3,048,584
1,035,000	WP CityMD Bidco LLC 3.75%, 12/22/2028, 1 mo. USD LIBOR + 3.250%	1,023,573
		34,162,654
	Holding Companies-Diversified - 0.5%
98,982	Belfor Holdings, Inc. 4.51%, 04/06/2026, 3 mo. USD LIBOR + 3.750%	98,611
EUR 2,205,000	IVC Acquisition Ltd. 0.00%, 02/13/2026, 3 mo. EURIBOR + 4.000%(9)	2,295,274
		2,393,885
	Home Builders - 0.7%
	Tecta America Corp.
$ 2,982,462	5.01%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	2,926,541
1,000,000	9.26%, 04/09/2029, 1 mo. USD LIBOR + 8.500%	1,000,000
		3,926,541
	Home Furnishings - 0.9%
5,210,134	Mattress Firm, Inc. 5.64%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	4,969,166
	Housewares - 0.2%
EUR 785,000	Solis IV BV 4.00%, 02/26/2029, 3 mo. EURIBOR + 4.000%	814,265
	Insurance - 6.4%
	Acrisure LLC
$ 4,022,649	4.26%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	3,958,126
1,920,188	5.01%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	1,904,192
	Asurion LLC
3,138,605	3.76%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	3,104,425
1,776,134	3.89%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,766,934
573,414	4.01%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	560,036
825,000	4.01%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	805,406
5,647,260	6.01%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	5,472,533
3,310,000	6.01%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	3,207,390
	Hub International Ltd.
3,565,738	4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	3,516,710
915,365	4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	909,891
3,129,243	Sedgwick Claims Management Services, Inc. 4.01%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	3,096,011
5,239,961	USI, Inc. 4.01%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	5,187,562
		33,489,216

The accompanying notes are an integral part of these financial statements.
47

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.8%(8) - (continued)
	Internet - 4.0%
$ 2,273,049	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	$ 2,168,876
	MH Sub LLC
5,181,215	4.26%, 09/13/2024, 3 mo. USD LIBOR + 3.500%	5,144,946
1,182,531	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	1,175,956
920,000	7.01%, 02/23/2029, 1 mo. USD LIBOR + 6.250%	908,270
2,755,037	Proofpoint, Inc. 3.76%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	2,707,981
818,656	Rodan & Fields LLC 4.55%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	488,124
8,716,650	Shutterfly, Inc. 5.76%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	8,052,005
		20,646,158
	IT Services - 0.5%
992,500	Panther Commercial Holdings L.P. 5.74%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	985,592
1,350,000	Peraton Corp. 4.51%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	1,337,971
301,171	Surf Holdings LLC 4.11%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	297,825
		2,621,388
	Leisure Time - 2.6%
	Carnival Corp.
2,472,839	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	2,430,009
1,403,550	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	1,380,742
2,173,687	Hayward Industries, Inc. 3.26%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	2,147,429
3,554,078	MajorDrive Holdings LLC 4.56%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	3,488,328
3,922,972	SRAM LLC 3.30%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	3,883,742
		13,330,250
	Lodging - 1.8%
9,501,920	Caesars Resort Collection LLC 3.51%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	9,452,225
	Media - 2.9%
1,913,207	Banijay Entertainment S.A.S 4.20%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,900,292
2,355,292	Cable One, Inc. 2.76%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	2,327,029
4,025,325	DirecTV Financing LLC 5.76%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	4,004,796
1,615,000	MJH Healthcare Holdings LLC 4.12%, 01/28/2029, 1 mo. USD SOFR + 3.600%	1,590,775
690,284	NEP/NCP Holdco, Inc. 4.01%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	676,692
400,000	Telenet Financing USD LLC 2.55%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	391,000
EUR 625,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	642,201
GBP 1,525,000	Virgin Media SFA Finance Ltd. 3.97%, 11/15/2027, 1 mo. GBP LIBOR + 3.250%	1,868,713
EUR 595,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	602,324
$ 1,300,000	Ziggo Financing Partnership 3.05%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,272,375
		15,276,197
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.8%(8) - (continued)
	Metal Fabricate/Hardware - 0.1%
$ 231,492	Ameriforge Group, Inc. 9.00%, 12/31/2023, 3 mo. USD LIBOR + 8.000%	$ 105,088
623,355	Tecomet Inc. 4.50%, 05/01/2024, 3 mo. USD LIBOR + 3.500%	586,085
		691,173
	Miscellaneous Manufacturing - 1.1%
EUR 1,430,118	CeramTec AcquiCo GmbH 3.75%, 03/16/2029, 3 mo. EURIBOR + 3.750%	1,477,458
$ 750,000	International Textile Group, Inc. 9.97%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	527,625
	LTI Holdings, Inc.
3,127,325	4.26%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	3,058,274
815,000	7.51%, 09/06/2026, 3 mo. USD LIBOR + 6.750%	796,255
		5,859,612
	Packaging & Containers - 2.2%
5,019,687	BWAY Holding Co. 3.71%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	4,915,529
3,210,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	3,165,477
	Pretium PKG Holdings, Inc.
852,863	4.73%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	826,850
490,000	7.48%, 10/01/2029, 1 mo. USD LIBOR + 6.750%	470,400
2,186,325	TricorBraun Holdings, Inc. 4.01%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	2,137,439
		11,515,695
	Pharmaceuticals - 4.8%
6,795,000	Bausch Health Cos., Inc. 0.00%, 01/27/2027, 1 mo. USD SOFR + 5.250%(9)	6,565,669
1,230,094	Elanco Animal Health, Inc. 2.21%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	1,203,955
1,337,366	Endo Luxembourg Finance Co. S.a.r.l. 5.81%, 03/27/2028, 1 mo. USD LIBOR + 5.000%	1,237,398
2,643,300	Horizon Therapeutics USA, Inc. 2.44%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	2,608,831
179,376	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	178,226
1,496,206	Jazz Financing Lux S.a.r.l. 4.26%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	1,493,214
EUR 1,186,063	Organon & Co. 3.00%, 06/02/2028, 3 mo. EURIBOR + 3.000%	1,231,292
$ 7,769,722	Pathway Vet Alliance LLC 4.76%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	7,693,656
705,000	Pearl Intermediate Parent LLC 7.01%, 02/13/2026, 3 mo. USD LIBOR + 6.250%	700,157
2,064,117	PetVet Care Centers LLC 4.26%, 02/14/2025, 1 mo. USD LIBOR + 3.500%	2,049,276
		24,961,674
	Pipelines - 1.0%
458,876	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	456,007
1,288,072	Medallion Midland Acquisition LLC 4.51%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	1,284,053
1,296,750	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	1,289,009
2,134,212	Traverse Midstream Partners LLC 5.94%, 09/27/2024, 1 mo. USD LIBOR + 4.250%	2,125,313
		5,154,382

The accompanying notes are an integral part of these financial statements.
48

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.8%(8) - (continued)
	Real Estate - 0.5%
EUR 750,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	$ 774,961
1,865,000	Foncia Management 3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	1,912,235
		2,687,196
	Retail - 9.3%
$ 5,845,292	B.C. Unlimited Liability Co. 2.51%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	5,727,158
2,275,839	Beacon Roofing Supply, Inc. 3.01%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	2,247,391
EUR 530,000	EG Group Ltd. 7.00%, 04/10/2027, 3 mo. EURIBOR + 7.000%	548,640
$ 4,395,511	Great Outdoors Group LLC 4.51%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	4,346,061
1,119,318	Harbor Freight Tools USA, Inc. 3.51%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	1,078,922
1,379,188	IRB Holding Corp. 3.75%, 12/15/2027, 1 mo. USD SOFR + 3.000%	1,358,500
6,935,067	LBM Acquisition LLC 4.51%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	6,530,545
5,355,000	LSF9 Atlantis Holdings LLC 0.00%, 03/31/2029, 1 mo. USD LIBOR + 7.250%(9)	5,247,900
3,164,046	Michaels Cos., Inc. 5.26%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	2,878,301
2,542,973	Petco Health and Wellness Co., Inc. 4.26%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	2,515,738
1,002,425	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	991,900
EUR 670,000	Rainbow Finco S.a.r.l. 3.75%, 01/28/2029, 3 mo. EURIBOR + 3.750%	691,945
$ 1,235,000	Specialty Building Products Holdings LLC 4.30%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	1,169,397
	SRS Distribution, Inc.
1,800,488	4.00%, 06/02/2028, 1 mo. USD SOFR + 3.500%	1,732,969
3,356,196	4.02%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	3,230,339
8,357,363	Staples, Inc. 5.32%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	7,998,415
		48,294,121
	Semiconductors - 2.1%
4,795,000	Entegris, Inc. 0.00%, 03/02/2029, 3 mo. USD LIBOR + 3.000%(9)	4,793,513
	MKS Instruments, Inc.
2,230,000	0.00%, 10/21/2028	2,218,850
3,265,000	0.00%, 04/08/2029(9)	3,248,675
771,125	Synaptics, Inc. 2.75%, 12/02/2028, 1 mo. USD LIBOR + 2.250%	767,077
		11,028,115
	Software - 8.9%
	Athenahealth, Inc.
792,754	1.75%, 02/15/2029, 1 mo. USD SOFR + 3.500%(10)	780,862
4,677,246	4.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	4,607,088
2,621,253	Camelot U.S. Acquisition Co. 3.76%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	2,586,863
	DCert Buyer, Inc.
5,055,084	4.76%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	5,029,808
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.8%(8) - (continued)
	Software - 8.9% - (continued)
$ 3,450,000	7.76%, 02/19/2029, 1 mo. USD LIBOR + 7.000%	$ 3,408,324
1,655,000	EP Purchaser LLC 4.51%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	1,648,099
	Hyland Software, Inc.
752,798	4.26%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	749,546
812,800	7.01%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	808,736
	McAfee LLC
EUR 1,670,000	4.25%, 03/01/2029, 3 mo. EURIBOR + 4.250%	1,742,352
$ 9,945,000	4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	9,671,513
	Mitchell International, Inc.
2,380,000	4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	2,339,849
820,000	7.00%, 10/15/2029, 1 mo. USD LIBOR + 6.500%	809,135
730,000	Mitnick Corporate Purchaser, Inc. 0.00%, 05/02/2029, 3 mo. USD LIBOR + 4.750%(9)	727,810
	Polaris Newco LLC
EUR 940,275	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	979,643
$ 5,169,873	4.76%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	5,109,540
2,154,175	RealPage, Inc. 4.01%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	2,117,834
1,088,763	SS&C Technologies, Inc. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,073,390
	Ultimate Software Group, Inc.
997,613	4.76%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	992,106
1,105,000	6.21%, 05/03/2027, 1 mo. USD LIBOR + 5.250%	1,093,674
		46,276,172
	Telecommunications - 3.0%
5,131,900	Frontier Communications Corp. 4.81%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	5,037,833
EUR 2,315,000	Lorca Finco plc 3.75%, 09/17/2027, 3 mo. EURIBOR + 3.750%	2,380,861
	Numericable Group S.A.
3,223,910	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	3,298,386
$ 820,019	3.99%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	803,963
1,465,000	Venga Finance S.a.r.l. 0.00%, 12/04/2028, 1 mo. USD LIBOR + 4.750%(9)	1,421,050
770,000	Xplornet Communications, Inc. 7.50%, 10/01/2029, 1 mo. USD LIBOR + 7.000%	760,375
1,771,325	Zacapa LLC 4.77%, 03/22/2029, 1 mo. USD SOFR + 4.250%	1,756,570
		15,459,038
	Textiles - 2.7%
14,365,000	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	14,011,908
	Transportation - 1.1%
6,050,094	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	5,971,927
	Total Senior Floating Rate Interests (cost $457,746,819)	$ 446,360,176

The accompanying notes are an integral part of these financial statements.
49

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.3%
	Energy - 0.2%
190,736	Ascent Resources - Marcellus LLC Class A(11)(12)		$ 305,178
13,824	Foresight Energy LLC*		235,001
2,907	Kelly Topco Shares*(11)(12)(13)		303,316
13,865	Texgen Power LLC*		322,361
			1,165,856
	Insurance - 0.0%
34,814	AFG Holdings, Inc.*		34,814
	Materials - 0.1%
3,079	UTEX Industries, Inc.*		206,293
	Total Common Stocks (cost $2,429,411)		$ 1,406,963
EXCHANGE-TRADED FUNDS - 2.9%
	Other Investment Pools & Funds - 2.9%
290,400	Invesco Senior Loan ETF		$ 6,261,024
200,200	SPDR Blackstone Senior Loan ETF		8,902,894
			15,163,918
	Total Exchange-Traded Funds (cost $15,692,047)		$ 15,163,918
WARRANTS - 0.0%
	Energy - 0.0%
94,294	Ascent Resources - Marcellus LLC Expires 3/30/2023*(11)(12)		$ 7,555
	Materials - 0.0%
1,875	UTEX Industries, Inc. Expires 12/03/2025*(11)(12)		36,300
	Total Warrants (cost $19,724)		$ 43,855
	Total Long-Term Investments (Cost $522,227,762)		$ 503,203,577
SHORT-TERM INVESTMENTS - 13.1%
	Other Investment Pools & Funds - 13.1%
68,126,234	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.32%(14)		$ 68,126,234
	Total Short-Term Investments (cost $68,126,234)		$ 68,126,234
	Total Investments (cost $590,353,996)	109.8%	$ 571,329,811
	Other Assets and Liabilities	(9.8)%	(50,777,880)
	Total Net Assets	100.0%	$ 520,551,931
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $32,157,924, representing 6.2% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $5,795,602, representing 1.1% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2022, the aggregate value of the unfunded commitment was $1,361,545, which represents 0.3% of total net assets.
(11)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $652,349, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(12)	Investment valued using significant unobservable inputs.
(13)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $303,316 or 0.1% of net assets.

The accompanying notes are an integral part of these financial statements.
50

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Topco Shares	2,907	$ 231,426	$ 303,316

(14)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at April 30, 2022
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	7,860,000	0.93%	06/20/2022	At Maturity	$ —	$ —	$ (107,996)	$ (107,996)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	8,315,000	0.93%	09/20/2022	At Maturity	—	—	(130,069)	(130,069)
Total OTC total return swap contracts							$ —	$ —	$ (238,065)	$ (238,065)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.38.V1	USD	5,150,000	5.00%	06/20/2027	Quarterly	$ 136,669	$ 104,162	$ (32,507)
Total centrally cleared credit default swap contracts						$ 136,669	$ 104,162	$ (32,507)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
51,340,694	USD	48,053,319	EUR	BCLY	05/31/2022	$ 580,664
815,125	USD	760,000	EUR	CBA	05/31/2022	12,316
3,187,432	USD	2,507,000	GBP	DEUT	05/31/2022	35,070
Total foreign currency contracts						$ 628,050
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
51

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 2,080,201	$ —	$ 2,080,201	$ —
Corporate Bonds	38,148,464	—	38,148,464	—
Senior Floating Rate Interests	446,360,176	—	446,360,176	—
Common Stocks
Energy	1,165,856	—	557,362	608,494
Insurance	34,814	—	34,814	—
Materials	206,293	—	206,293	—
Exchange-Traded Funds	15,163,918	15,163,918	—	—
Warrants	43,855	—	—	43,855
Short-Term Investments	68,126,234	68,126,234	—	—
Foreign Currency Contracts(2)	628,050	—	628,050	—
Total	$ 571,957,861	$ 83,290,152	$ 488,015,360	$ 652,349
Liabilities
Swaps - Credit Default(2)	$ (32,507)	$ —	$ (32,507)	$ —
Swaps - Total Return(2)	(238,065)	—	(238,065)	—
Total	$ (270,572)	$ —	$ (270,572)	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
52

The Hartford High Yield Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 1.6%
	Airlines - 0.2%
$ 975,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 792,772
	Commercial Services - 0.2%
EUR 900,000	Nexi S.p.A. 1.75%, 04/24/2027(2)	874,863
	Healthcare - Products - 0.6%
$ 928,000	Insulet Corp. 0.38%, 09/01/2026	1,141,440
1,450,000	NuVasive, Inc. 0.38%, 03/15/2025	1,352,125
		2,493,565
	Machinery-Diversified - 0.1%
273,000	Middleby Corp. 1.00%, 09/01/2025	356,436
	Oil & Gas - 0.3%
525,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	1,155,525
	Retail - 0.2%
975,000	Shake Shack, Inc. 0.00%, 03/01/2028(3)	751,238
	Total Convertible Bonds (cost $6,457,778)	$ 6,424,399
CORPORATE BONDS - 87.3%
	Advertising - 0.5%
2,041,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 1,867,515
	Aerospace/Defense - 1.3%
	TransDigm, Inc.
2,150,000	5.50%, 11/15/2027	1,971,529
3,480,000	6.25%, 03/15/2026(1)	3,466,950
		5,438,479
	Auto Manufacturers - 3.4%
355,000	Ford Motor Co. 4.35%, 12/08/2026	340,800
	Ford Motor Credit Co. LLC
1,265,000	3.09%, 01/09/2023	1,266,113
5,740,000	3.37%, 11/17/2023	5,653,900
200,000	3.66%, 09/08/2024	193,500
1,013,000	4.06%, 11/01/2024	990,879
490,000	4.13%, 08/04/2025	470,400
635,000	4.38%, 08/06/2023	635,381
1,230,000	4.54%, 08/01/2026	1,176,188
540,000	4.95%, 05/28/2027	525,911
1,225,000	5.13%, 06/16/2025	1,221,937
1,272,000	5.58%, 03/18/2024	1,286,297
		13,761,306
	Auto Parts & Equipment - 0.8%
	Adient Global Holdings Ltd.
EUR 1,225,000	3.50%, 08/15/2024(2)	1,214,775
$ 2,035,000	4.88%, 08/15/2026(1)	1,814,671
		3,029,446
	Commercial Banks - 0.6%
2,515,000	Credit Suisse Group AG 6.25%, 12/18/2024, (3.46% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(4)(5)(6)	2,438,916
	Commercial Services - 3.5%
EUR 1,930,000	Castor S.p.A. 5.25%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(5)	2,013,148
$ 2,225,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	2,179,832
EUR 3,105,000	La Financiere Atalian SASU 4.00%, 05/15/2024(2)	2,653,737
	Nielsen Finance LLC / Nielsen Finance Co.
$ 1,826,000	4.50%, 07/15/2029(1)	1,725,570
1,150,000	5.63%, 10/01/2028(1)	1,114,408
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.3% - (continued)
	Commercial Services - 3.5% - (continued)
$ 1,981,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	$ 1,513,222
2,360,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,296,422
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(1)	931,502
		14,427,841
	Construction Materials - 0.8%
$ 1,635,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	1,512,375
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	842,194
1,455,000	Victors Merger Corp. 6.38%, 05/15/2029(1)	883,912
		3,238,481
	Distribution/Wholesale - 0.6%
1,825,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,701,812
550,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	532,747
		2,234,559
	Diversified Financial Services - 5.6%
	Credit Acceptance Corp.
730,000	5.13%, 12/31/2024(1)	721,247
1,445,000	6.63%, 03/15/2026	1,459,450
2,000,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	1,995,000
	goeasy Ltd.
465,000	4.38%, 05/01/2026(1)	431,287
1,745,000	5.38%, 12/01/2024(1)	1,710,100
1,640,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,295,600
	LD Holdings Group LLC
690,000	6.13%, 04/01/2028(1)	534,750
2,395,000	6.50%, 11/01/2025(1)	1,975,875
1,130,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(1)	983,100
	OneMain Finance Corp.
470,000	4.00%, 09/15/2030	384,774
2,610,000	5.38%, 11/15/2029	2,349,000
430,000	6.13%, 03/15/2024	431,647
1,650,000	6.88%, 03/15/2025	1,662,375
	PennyMac Financial Services, Inc.
1,190,000	4.25%, 02/15/2029(1)	956,677
1,895,000	5.38%, 10/15/2025(1)	1,790,775
2,235,000	SLM Corp. 3.13%, 11/02/2026	2,038,767
2,760,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	2,290,800
		23,011,224
	Electric - 0.3%
	Clearway Energy Operating LLC
1,205,000	3.75%, 02/15/2031(1)	1,036,300
390,000	3.75%, 01/15/2032(1)	330,525
		1,366,825
	Electrical Components & Equipment - 0.5%
EUR 1,880,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	1,654,149
$ 290,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(1)	278,400
		1,932,549
	Electronics - 1.2%
2,111,000	II-VI, Inc. 5.00%, 12/15/2029(1)	1,979,063

The accompanying notes are an integral part of these financial statements.
53

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.3% - (continued)
	Electronics - 1.2% - (continued)
$ 2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	$ 2,450,550
300,000	Sensata Technologies B.V. 4.88%, 10/15/2023(1)	300,765
		4,730,378
	Entertainment - 3.1%
	Caesars Entertainment, Inc.
1,340,000	6.25%, 07/01/2025(1)	1,354,566
1,355,000	8.13%, 07/01/2027(1)	1,415,975
440,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(1)	449,350
	Cinemark USA, Inc.
3,740,000	5.25%, 07/15/2028(1)	3,323,177
830,000	5.88%, 03/15/2026(1)	773,975
2,200,000	Magallanes, Inc. 3.76%, 03/15/2027(1)	2,121,474
1,695,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	1,614,488
1,901,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	1,791,692
		12,844,697
	Environmental Control - 0.1%
340,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	299,829
	Food - 2.1%
1,865,000	B&G Foods, Inc. 5.25%, 09/15/2027	1,709,280
GBP 802,000	Bellis Acquisition Co. plc 3.25%, 02/16/2026(1)	883,386
$ 2,225,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	2,129,134
1,470,000	Performance Food Group, Inc. 4.25%, 08/01/2029(1)	1,306,433
2,720,000	Post Holdings, Inc. 5.63%, 01/15/2028(1)	2,571,760
		8,599,993
	Gas - 0.6%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
1,069,000	5.50%, 05/20/2025	1,053,000
40,000	5.63%, 05/20/2024	39,950
1,143,000	5.88%, 08/20/2026	1,128,850
		2,221,800
	Healthcare - Products - 1.8%
1,740,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,655,245
	Mozart Debt Merger Sub, Inc.
5,125,000	3.88%, 04/01/2029(1)	4,471,562
1,532,000	5.25%, 10/01/2029(1)	1,332,840
		7,459,647
	Healthcare - Services - 3.7%
	Catalent Pharma Solutions, Inc.
445,000	3.13%, 02/15/2029(1)	386,144
485,000	3.50%, 04/01/2030(1)	421,858
265,000	5.00%, 07/15/2027(1)	256,719
	CHS/Community Health Systems, Inc.
3,700,000	4.75%, 02/15/2031(1)	3,135,750
990,000	5.25%, 05/15/2030(1)	867,883
580,000	5.63%, 03/15/2027(1)	552,881
	HCA, Inc.
4,985,000	5.38%, 02/01/2025	5,121,153
2,620,000	5.38%, 09/01/2026	2,681,583
100,000	5.63%, 09/01/2028	103,344
80,000	5.88%, 02/01/2029	83,332
690,000	7.50%, 11/15/2095	799,537
885,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	876,876
		15,287,060
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.3% - (continued)
	Home Builders - 3.2%
	Ashton Woods USA LLC / Ashton Woods Finance Co.
$ 1,025,000	4.63%, 08/01/2029(1)	$ 861,000
1,035,000	4.63%, 04/01/2030(1)	847,406
1,295,000	6.63%, 01/15/2028(1)	1,259,168
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	2,088,488
1,160,000	Empire Communities Corp. 7.00%, 12/15/2025(1)	1,099,100
	M/I Homes, Inc.
1,365,000	3.95%, 02/15/2030	1,122,656
790,000	4.95%, 02/01/2028	726,800
1,285,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	1,214,325
	Taylor Morrison Communities, Inc.
500,000	5.13%, 08/01/2030(1)	456,250
1,790,000	5.75%, 01/15/2028(1)	1,749,725
1,816,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	1,718,753
		13,143,671
	Household Products/Wares - 0.3%
1,400,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,330,000
	Insurance - 1.9%
	Acrisure LLC / Acrisure Finance, Inc.
2,335,000	7.00%, 11/15/2025(1)	2,273,239
875,000	10.13%, 08/01/2026(1)	910,000
725,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	637,609
135,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	135,240
1,620,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,520,840
675,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	703,687
1,675,000	Radian Group, Inc. 6.63%, 03/15/2025	1,705,368
		7,885,983
	Internet - 1.9%
	Arches Buyer, Inc.
1,183,000	4.25%, 06/01/2028(1)	1,051,391
900,000	6.13%, 12/01/2028(1)	783,000
2,200,000	Endurance International Group Holdings, Inc. 6.00%, 02/15/2029(1)	1,780,636
2,685,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	2,376,225
EUR 2,100,000	United Group B.V. 3.63%, 02/15/2028(2)	1,923,721
		7,914,973
	IT Services - 0.8%
	Presidio Holdings, Inc.
$ 2,315,000	4.88%, 02/01/2027(1)	2,196,889
890,000	8.25%, 02/01/2028(1)	864,341
		3,061,230
	Leisure Time - 3.0%
	Carnival Corp.
297,000	5.75%, 03/01/2027(1)	268,938
3,840,000	6.00%, 05/01/2029(1)	3,446,400
600,000	7.63%, 03/01/2026(1)	607,213
3,200,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(1)	2,536,000
1,415,000	NCL Corp. Ltd. 5.88%, 02/15/2027(1)	1,348,834
	Royal Caribbean Cruises Ltd.
750,000	5.38%, 07/15/2027(1)	688,125
2,625,000	5.50%, 08/31/2026(1)	2,442,182
1,050,000	9.13%, 06/15/2023(1)	1,083,952
		12,421,644

The accompanying notes are an integral part of these financial statements.
54

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.3% - (continued)
	Lodging - 0.6%
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
$ 960,000	5.25%, 05/15/2027(1)	$ 884,400
1,690,000	5.50%, 03/01/2025(1)	1,635,075
		2,519,475
	Media - 6.1%
620,000	Belo Corp. 7.25%, 09/15/2027	682,000
895,000	Cable One, Inc. 4.00%, 11/15/2030(1)	767,919
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,570,000	4.25%, 02/01/2031(1)	1,323,196
2,250,000	4.25%, 01/15/2034(1)	1,788,750
1,875,000	4.50%, 08/15/2030(1)	1,635,938
925,000	4.50%, 05/01/2032	783,660
1,750,000	4.75%, 02/01/2032(1)	1,507,188
	CSC Holdings LLC
1,800,000	5.25%, 06/01/2024	1,759,284
770,000	5.50%, 04/15/2027(1)	743,381
	DISH DBS Corp.
965,000	5.00%, 03/15/2023	956,006
3,100,000	5.88%, 07/15/2022	3,103,689
1,405,000	5.88%, 11/15/2024	1,362,850
530,000	7.75%, 07/01/2026	498,552
3,750,000	Sirius XM Radio, Inc. 3.13%, 09/01/2026(1)	3,454,687
1,275,000	UPC Broadband Finco B.V. 4.88%, 07/15/2031(1)	1,120,406
2,255,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(1)	1,957,024
1,395,000	VZ Secured Financing B.V. 5.00%, 01/15/2032(1)	1,203,188
365,000	Ziggo B.V. 4.88%, 01/15/2030(1)	323,481
		24,971,199
	Metal Fabricate/Hardware - 0.6%
	Novelis Corp.
630,000	3.25%, 11/15/2026(1)	574,844
650,000	3.88%, 08/15/2031(1)	557,375
1,310,000	4.75%, 01/30/2030(1)	1,204,846
		2,337,065
	Mining - 1.6%
	Constellium SE
2,025,000	3.75%, 04/15/2029(1)	1,751,281
755,000	5.63%, 06/15/2028(1)	722,912
1,019,000	5.88%, 02/15/2026(1)	1,008,973
3,155,000	FMG Resources August 2006 Pty Ltd. 5.88%, 04/15/2030(1)	3,132,284
		6,615,450
	Office/Business Equipment - 1.1%
1,945,000	CDW LLC / CDW Finance Corp. 2.67%, 12/01/2026	1,786,222
2,000,000	Xerox Corp. 4.63%, 03/15/2023	2,000,000
790,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	756,654
		4,542,876
	Oil & Gas - 5.2%
	Apache Corp.
1,125,000	4.38%, 10/15/2028	1,057,500
689,000	5.10%, 09/01/2040	623,545
2,050,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027	2,039,750
	EQT Corp.
740,000	3.13%, 05/15/2026(1)	697,657
1,020,000	3.90%, 10/01/2027	976,619
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.3% - (continued)
	Oil & Gas - 5.2% - (continued)
$ 336,000	6.63%, 02/01/2025	$ 349,393
	Occidental Petroleum Corp.
2,320,000	3.00%, 02/15/2027	2,157,600
1,545,000	3.20%, 08/15/2026	1,452,300
2,280,000	3.40%, 04/15/2026	2,171,700
3,436,000	4.20%, 03/15/2048	2,847,585
679,000	4.40%, 04/15/2046	582,310
715,000	5.50%, 12/01/2025	727,513
395,000	6.13%, 01/01/2031	415,169
258,000	6.38%, 09/01/2028	270,900
	Ovintiv Exploration, Inc.
775,000	5.38%, 01/01/2026	803,778
1,470,000	5.63%, 07/01/2024	1,528,234
	Range Resources Corp.
685,000	4.75%, 02/15/2030(1)	652,250
1,282,000	4.88%, 05/15/2025	1,269,180
770,000	Southwestern Energy Co. 4.75%, 02/01/2032	728,613
		21,351,596
	Packaging & Containers - 2.3%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
680,000	4.13%, 08/15/2026(1)	629,000
4,330,000	5.25%, 08/15/2027(1)	3,696,910
300,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	301,875
880,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	771,522
1,075,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	1,021,250
	Owens-Brockway Glass Container, Inc.
65,000	5.38%, 01/15/2025(1)	63,538
1,424,000	5.88%, 08/15/2023(1)	1,441,800
EUR 1,645,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	1,506,582
		9,432,477
	Pharmaceuticals - 1.8%
	Bausch Health Cos., Inc.
$ 3,105,000	5.00%, 01/30/2028(1)	2,290,869
2,125,000	5.00%, 02/15/2029(1)	1,491,346
1,865,000	5.25%, 01/30/2030(1)	1,294,497
815,000	6.13%, 04/15/2025(1)	818,056
1,170,000	7.00%, 01/15/2028(1)	959,049
550,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)	540,342
		7,394,159
	Pipelines - 6.3%
1,890,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	1,837,666
	Buckeye Partners L.P.
1,520,000	3.95%, 12/01/2026	1,436,400
640,000	4.13%, 03/01/2025(1)	613,562
900,000	4.13%, 12/01/2027	830,250
655,000	4.50%, 03/01/2028(1)	597,687
3,395,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	3,411,975
2,231,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	2,030,210
1,793,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	1,776,683
	EQM Midstream Partners L.P.
1,545,000	4.50%, 01/15/2029(1)	1,390,840
1,130,000	4.75%, 01/15/2031(1)	1,014,570
435,000	6.00%, 07/01/2025(1)	431,107
845,000	6.50%, 07/01/2027(1)	853,450

The accompanying notes are an integral part of these financial statements.
55

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.3% - (continued)
	Pipelines - 6.3% - (continued)
$ 950,000	6.50%, 07/15/2048	$ 874,000
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
1,050,000	4.88%, 02/01/2031	1,010,344
2,084,000	6.50%, 07/15/2027	2,146,812
	Venture Global Calcasieu Pass LLC
1,200,000	3.88%, 08/15/2029(1)	1,095,000
970,000	4.13%, 08/15/2031(1)	880,275
	Western Midstream Operating L.P.
2,950,000	4.55%, 02/01/2030	2,710,312
925,000	5.75%, 02/01/2050	815,073
		25,756,216
	Real Estate - 0.4%
	CIFI Holdings Group Co., Ltd.
890,000	4.38%, 04/12/2027(2)	658,600
875,000	5.95%, 10/20/2025(2)	687,750
900,000	KWG Group Holdings Ltd. 7.40%, 01/13/2027(2)	306,000
		1,652,350
	Real Estate Investment Trusts - 2.1%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
2,150,000	4.25%, 02/01/2027(1)	1,976,280
945,000	5.25%, 10/01/2025(1)	928,462
2,425,000	Service Properties Trust 7.50%, 09/15/2025	2,420,465
	VICI Properties L.P. / VICI Note Co., Inc.
195,000	3.50%, 02/15/2025(1)	187,200
130,000	3.75%, 02/15/2027(1)	120,250
124,000	4.13%, 08/15/2030(1)	111,600
2,455,000	4.25%, 12/01/2026(1)	2,326,432
655,000	4.63%, 12/01/2029(1)	613,080
		8,683,769
	Retail - 7.3%
	1011778 BC ULC / New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,814,637
2,050,000	3.88%, 01/15/2028(1)	1,886,000
1,190,000	4.00%, 10/15/2030(1)	1,017,093
1,210,000	4.38%, 01/15/2028(1)	1,104,125
	Ambience Merger Sub, Inc.
270,000	4.88%, 07/15/2028(1)	223,087
290,000	7.13%, 07/15/2029(1)	216,384
1,255,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,167,150
	Gap, Inc.
1,315,000	3.63%, 10/01/2029(1)	1,069,628
1,315,000	3.88%, 10/01/2031(1)	1,048,318
	L Brands, Inc.
1,260,000	5.25%, 02/01/2028	1,209,600
1,275,000	6.63%, 10/01/2030(1)	1,268,121
4,656,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	3,788,820
3,410,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	2,930,622
2,975,000	PetSmart, Inc. 4.75%, 02/15/2028(1)	2,773,206
2,998,000	Specialty Building Products Holdings LLC 6.38%, 09/30/2026(1)	2,942,537
1,180,000	SRS Distribution, Inc. 4.63%, 07/01/2028(1)	1,080,302
4,380,000	Staples, Inc. 7.50%, 04/15/2026(1)	4,182,900
		29,722,530
	Semiconductors - 0.4%
	Sensata Technologies B.V.
1,005,000	5.00%, 10/01/2025(1)	997,462
770,000	5.63%, 11/01/2024(1)	778,663
		1,776,125
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.3% - (continued)
	Software - 3.4%
$ 1,385,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	$ 1,284,518
775,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	781,122
1,150,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	1,147,125
2,262,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	2,103,660
1,015,000	Minerva Merger Sub, Inc. 6.50%, 02/15/2030(1)	934,566
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(1)	1,102,048
455,000	3.88%, 12/01/2029(1)	404,340
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(1)	914,125
650,000	4.13%, 12/01/2031(1)	563,505
825,000	PTC, Inc. 3.63%, 02/15/2025(1)	799,219
1,875,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	1,612,500
2,290,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,244,292
		13,891,020
	Telecommunications - 6.3%
	Altice France S.A.
1,105,000	5.13%, 07/15/2029(1)	935,449
640,000	5.50%, 01/15/2028(1)	564,000
1,665,000	8.13%, 02/01/2027(1)	1,677,487
1,280,000	Embarq Corp. 8.00%, 06/01/2036	1,155,731
	Frontier Communications Holdings LLC
1,755,000	5.00%, 05/01/2028(1)	1,601,516
1,085,000	5.88%, 10/15/2027(1)	1,038,887
1,360,161	5.88%, 11/01/2029	1,180,790
1,880,000	6.75%, 05/01/2029(1)	1,694,068
	Iliad Holding SAS
755,000	6.50%, 10/15/2026(1)	725,714
490,000	7.00%, 10/15/2028(1)	463,050
EUR 1,865,000	Kaixo Bondco Telecom S.A. 5.13%, 09/30/2029(1)	1,732,211
2,410,000	Lorca Telecom Bondco S.A. 4.00%, 09/18/2027(1)	2,327,163
	Sprint Corp.
$ 2,574,000	7.13%, 06/15/2024	2,709,135
10,000	7.63%, 02/15/2025	10,638
1,900,000	7.88%, 09/15/2023	1,983,125
	T-Mobile USA, Inc.
1,605,000	2.25%, 02/15/2026(1)	1,472,587
825,000	2.25%, 02/15/2026	756,938
2,050,000	2.63%, 04/15/2026	1,906,500
EUR 1,810,000	WP/AP Telecom Holdings IV B.V. 3.75%, 01/15/2029(1)	1,723,860
		25,658,849
	Transportation - 0.2%
$ 1,045,000	First Student Bidco, Inc. 4.00%, 07/31/2029(1)	930,813
	Total Corporate Bonds (cost $387,352,823)	$ 357,184,015
SENIOR FLOATING RATE INTERESTS - 4.1%(7)
	Commercial Services - 0.3%
1,276,800	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	$ 1,256,052

The accompanying notes are an integral part of these financial statements.
56

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(7) - (continued)
	Engineering & Construction - 0.5%
$ 1,820,437	Ascend Learning LLC 4.26%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	$ 1,796,699
	Entertainment - 0.7%
	Crown Finance U.S., Inc.
3,654,847	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	2,781,886
159,082	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	169,125
		2,951,011
	Insurance - 0.5%
	Hub International Ltd.
1,695,596	4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	1,672,282
487,531	4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	484,616
		2,156,898
	Oil & Gas - 0.1%
523,688	Southwestern Energy Co. 3.30%, 06/22/2027, 1 mo. USD SOFR + 2.500%	522,378
	Packaging & Containers - 0.4%
1,475,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	1,454,542
	Pharmaceuticals - 0.1%
410,000	Owens & Minor, Inc. 4.45%, 03/29/2029	410,771
	Retail - 0.1%
588,525	SRS Distribution, Inc. 4.00%, 06/02/2028, 1 mo. USD SOFR + 3.500%	566,455
	Software - 1.4%
	Athenahealth, Inc.
323,188	1.75%, 02/15/2029, 1 mo. USD SOFR + 3.500%(8)	318,341
1,906,812	4.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	1,878,209
1,097,222	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	1,087,896
2,340,000	McAfee LLC 4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	2,275,650
		5,560,096
	Total Senior Floating Rate Interests (cost $17,258,179)	$ 16,674,902
COMMON STOCKS - 0.3%
	Energy - 0.0%
2,141	Foresight Energy LLC*	$ 36,391
104,555,002	KCA Deutag*(9)(10)(11)	—
		36,391
	Telecommunication Services - 0.3%
45,675	Frontier Communications Parent, Inc.*	1,205,363
	Total Common Stocks (cost $2,656,765)	$ 1,241,754
ESCROWS - 1.2%(12)
	Media & Entertainment - 0.8%
3,460,000	Scripps Escrow, Inc. Expires 07/15/2027(1)	$ 3,304,300
	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
700,000	Grifols Escrow Issuer S.A. Expires 10/15/2028(1)	638,750
Shares or Principal Amount			Market Value†
ESCROWS - 1.2%(12) - (continued)
	Semiconductors & Semiconductor Equipment - 0.3%
1,260,000	Entegris Escrow Corp. Expires 04/15/2029(1)		$ 1,214,337
	Total Escrows (cost $5,489,105)		$ 5,157,387
	Total Long-Term Investments (Cost $419,214,650)		$ 386,682,457
SHORT-TERM INVESTMENTS - 3.3%
	Repurchase Agreements - 3.3%
$ 13,452,852	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $13,453,121; collateralized by U.S. Treasury Note at 1.375%, maturing 11/15/2031, with a market value of $13,721,932		$ 13,452,852
	Total Short-Term Investments (cost $13,452,852)		$ 13,452,852
	Total Investments (cost $432,667,502)	97.8%	$ 400,135,309
	Other Assets and Liabilities	2.2%	8,865,860
	Total Net Assets	100.0%	$ 409,001,169
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $243,959,201, representing 59.6% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $10,758,362, representing 2.6% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.

The accompanying notes are an integral part of these financial statements.
57

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(8)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2022, the aggregate value of the unfunded commitment was $318,341, which represents 0.1% of total net assets.
(9)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	104,555,002	$ 1,416,929	$ —

(11)	Investment valued using significant unobservable inputs.
(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	52	06/08/2022	$ (6,976,766)	$ 301,614
Total futures contracts				$ 301,614

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.37.V1	USD	3,965,000	5.00%	12/20/2026	Quarterly	$ 204,871	$ 130,125	$ (74,746)
Total centrally cleared credit default swap contracts						$ 204,871	$ 130,125	$ (74,746)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
20,545,543	USD	19,230,000	EUR	BCLY	05/31/2022	$ 232,370
1,163,343	USD	915,000	GBP	DEUT	05/31/2022	12,800
Total foreign currency contracts						$ 245,170
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
58

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 6,424,399	$ —	$ 6,424,399	$ —
Corporate Bonds	357,184,015	—	357,184,015	—
Senior Floating Rate Interests	16,674,902	—	16,674,902	—
Common Stocks
Energy	36,391	—	36,391	—
Telecommunication Services	1,205,363	1,205,363	—	—
Escrows	5,157,387	—	5,157,387	—
Short-Term Investments	13,452,852	—	13,452,852	—
Foreign Currency Contracts(2)	245,170	—	245,170	—
Futures Contracts(2)	301,614	301,614	—	—
Total	$ 400,682,093	$ 1,506,977	$ 399,175,116	$ —
Liabilities
Swaps - Credit Default(2)	$ (74,746)	$ —	$ (74,746)	$ —
Total	$ (74,746)	$ —	$ (74,746)	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
59

The Hartford Inflation Plus Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
	Asset-Backed - Automobile - 0.1%
$ 505,000	Tesla Auto Lease Trust 5.48%, 05/22/2023(1)	$ 509,320
	Asset-Backed - Credit Card - 0.1%
505,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	488,954
	Asset-Backed - Finance & Insurance - 0.2%
1,172,986	HSI Asset Securitization Corp. Trust 1.21%, 02/25/2036, 1 mo. USD LIBOR + 0.270%(2)	1,158,350
	Asset-Backed - Home Equity - 0.1%
565,636	GSAA Home Equity Trust 5.98%, 06/25/2036(3)	186,632
687,894	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(4)	334,914
		521,546
	Commercial Mortgage-Backed Securities - 0.4%
5,814,950	BANK XA 1.04%, 05/15/2062(3)(5)	294,155
	Benchmark Mortgage Trust
6,357,931	1.39%, 03/15/2062(3)(5)	389,952
2,373,640	1.63%, 01/15/2054(3)(5)	240,003
700,000	BXSC Commercial Mortgage Trust 2.90%, 03/15/2035, 1 mo.USD SOFR + 2.391%(1)(2)	693,829
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(1)	209,847
225,000	4.08%, 01/10/2039(1)(3)	212,694
1,749,360	DBJPM Mortgage Trust 1.83%, 09/15/2053(3)(5)	145,327
		2,185,807
	Other Asset-Backed Securities - 0.3%
161,047	Aaset Trust 3.35%, 01/16/2040(1)	141,428
255,964	CF Hippolyta LLC 1.99%, 07/15/2060(1)	229,050
1,443,000	Tricon Residential Trust 3.86%, 04/17/2039(1)	1,412,355
		1,782,833
	Whole Loan Collateral CMO - 2.9%
180,029	Adjustable Rate Mortgage Trust 1.21%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	180,727
	Angel Oak Mortgage Trust
626,788	1.82%, 11/25/2066(1)(3)	580,298
1,334,492	2.88%, 12/25/2066(1)(4)	1,282,468
498,965	Bank of America Funding Trust 6.05%, 10/25/2036(4)	461,894
85,397	Bear Stearns Adjustable Rate Mortgage Trust 2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	86,269
246,698	Chase Mortgage Finance Trust 2.98%, 12/25/2035(3)	242,550
1,346,332	COLT Mortgage Loan Trust 2.28%, 12/27/2066(1)(3)	1,290,910
	Connecticut Avenue Securities Trust
176,384	2.77%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	176,385
161,617	2.82%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	161,617
160,078	2.97%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	160,139
162,906	3.07%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	162,906
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1% - (continued)
	Whole Loan Collateral CMO - 2.9% - (continued)
$ 1,368,818	CSMC Trust 2.27%, 11/25/2066(1)(3)	$ 1,287,930
232,175	Deutsche Alt-A Securities Mortgage Loan Trust 0.82%, 12/25/2036, 1 mo. USD LIBOR + 0.150%(2)	228,311
656,160	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(1)(3)	619,458
	Fannie Mae Connecticut Avenue Securities
446,200	3.67%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	451,762
94,422	5.57%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	99,608
78,571	6.37%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	84,299
39,857	6.67%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	41,997
126,328	GreenPoint Mortgage Funding Trust 1.62%, 10/25/2045, 12 mo. USD MTA + 1.400%(2)	104,363
262,178	GSR Mortgage Loan Trust 2.65%, 10/25/2035(3)	172,169
310,045	HarborView Mortgage Loan Trust 0.74%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	290,214
1,557,883	IndyMac Index Mortgage Loan Trust 1.25%, 01/25/2036, 1 mo. USD LIBOR + 0.580%(2)	1,181,446
348,571	JP Morgan Mortgage Trust 3.10%, 01/25/2037(3)	316,776
	MASTR Adjustable Rate Mortgages Trust
740,447	1.15%, 05/25/2037, 1 mo. USD LIBOR + 0.480%(2)	366,218
3,642	2.76%, 11/21/2034(3)	3,603
1,300,254	New Residential Mortgage Loan Trust 2.28%, 01/25/2026(1)(3)	1,203,732
1,184,991	Onslow Bay Financial LLC 2.31%, 11/25/2061(1)(3)	1,121,404
168,628	Preston Ridge Partners Mortgage Trust LLC 2.36%, 11/25/2025(1)(4)	163,215
	Residential Funding Mortgage Securities, Inc.
79,958	3.99%, 02/25/2036(3)	73,859
175,996	6.00%, 07/25/2037	154,761
288,567	Structured Adjustable Rate Mortgage Loan Trust 2.73%, 06/25/2035(3)	241,332
774,938	Towd Point Mortgage Trust 2.16%, 01/25/2052(1)(3)	768,031
	Verus Securitization Trust
1,151,340	0.94%, 07/25/2066(1)(3)	1,092,965
864,648	2.72%, 01/25/2067(1)(4)	829,056
587,617	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	561,463
229,730	WaMu Mortgage Pass-Through Certificates Trust 1.51%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	222,655
452,315	Washington Mutual Mortgage Pass-Through Certificates Trust 1.05%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	423,784
		16,890,574
	Total Asset & Commercial Mortgage-Backed Securities (cost $24,597,082)	$ 23,537,384

The accompanying notes are an integral part of these financial statements.
60

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Mining - 0.1%
$ 790,000	Endeavour Mining Corp. 3.00%, 02/15/2023(1)(6)	$ 899,652
	Total Convertible Bonds (cost $854,605)	$ 899,652
CORPORATE BONDS - 1.8%
	Advertising - 0.0%
190,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 165,300
	Commercial Services - 0.2%
170,000	Gartner, Inc. 3.75%, 10/01/2030(1)	151,606
225,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	212,625
590,000	Service Corp. International/US 4.00%, 05/15/2031	531,000
		895,231
	Construction Materials - 0.3%
1,240,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	1,147,000
	Standard Industries, Inc.
84,000	3.38%, 01/15/2031(1)	67,087
566,000	4.38%, 07/15/2030(1)	471,962
		1,686,049
	Diversified Financial Services - 0.6%
1,315,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,038,850
	Nationstar Mortgage Holdings, Inc.
80,000	5.13%, 12/15/2030(1)	69,600
720,000	5.75%, 11/15/2031(1)	639,000
1,070,000	PennyMac Financial Services, Inc. 4.25%, 02/15/2029(1)	860,205
1,050,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	871,500
		3,479,155
	Engineering & Construction - 0.0%
245,000	TopBuild Corp. 3.63%, 03/15/2029(1)	213,456
	IT Services - 0.0%
180,000	Booz Allen Hamilton, Inc. 4.00%, 07/01/2029(1)	166,030
	Mining - 0.1%
490,000	Anglo American Capital plc 2.88%, 03/17/2031(1)	422,013
	Pharmaceuticals - 0.0%
50,000	Elanco Animal Health, Inc. 6.40%, 08/28/2028	51,313
	Pipelines - 0.2%
1,311,784	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	1,095,420
	Retail - 0.2%
208,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	189,280
	Gap, Inc.
505,000	3.63%, 10/01/2029(1)	410,770
935,000	3.88%, 10/01/2031(1)(6)	745,382
		1,345,432
	Software - 0.2%
510,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	472,999
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 1.8% - (continued)
	Software - 0.2% - (continued)
$ 250,000	MSCI, Inc. 3.88%, 02/15/2031(1)	$ 225,625
245,000	Open Text Corp. 3.88%, 02/15/2028(1)	223,142
		921,766
	Total Corporate Bonds (cost $11,936,802)	$ 10,441,165
FOREIGN GOVERNMENT OBLIGATIONS - 7.4%
	Brazil - 0.9%
	Brazil Notas do Tesouro Nacional
BRL 4,308,775	6.00%, 08/15/2050(7)	$ 895,603
8,813,760	6.00%, 05/15/2055(7)	1,834,046
12,186,000	10.00%, 01/01/2029	2,232,891
		4,962,540
	Canada - 2.4%
CAD 9,683,517	Canadian Government Real Return Bond 4.00%, 12/01/2031(7)	10,027,055
4,860,482	Province of Ontario Canada 2.00%, 12/01/2036(7)	4,006,908
		14,033,963
	Chile - 0.2%
CLP 320,757,100	Bonos de la Tesoreria de la Republica 1.90%, 09/01/2030(7)	375,473
EUR 1,180,000	Chile Government International Bond 1.25%, 01/22/2051	818,744
		1,194,217
	Colombia - 0.5%
	Colombia Government International Bond
1,860,000	3.88%, 03/22/2026	1,972,489
$ 685,000	3.88%, 02/15/2061	435,771
685,000	6.13%, 01/18/2041	603,463
		3,011,723
	Croatia - 0.1%
EUR 800,000	Croatia Government International Bond 1.50%, 06/17/2031(8)	738,744
	Egypt - 0.0%
$ 330,000	Egypt Government International Bond 7.90%, 02/21/2048(8)	225,456
	Ghana - 0.1%
310,000	Ghana Government International Bond 10.75%, 10/14/2030(8)	305,350
	Hungary - 0.2%
EUR 1,420,000	Hungary Government International Bond 1.63%, 04/28/2032(8)	1,277,819
	Indonesia - 0.3%
	Indonesia Government International Bond
990,000	1.10%, 03/12/2033	848,784
1,050,000	1.40%, 10/30/2031	958,159
		1,806,943
	Ivory Coast - 0.1%
330,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(8)	291,910
	Jordan - 0.0%
$ 265,000	Jordan Government International Bond 7.38%, 10/10/2047(8)	230,693

The accompanying notes are an integral part of these financial statements.
61

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.4% - (continued)
	Macedonia - 0.3%
	North Macedonia Government International Bond
EUR 440,000	2.75%, 01/18/2025(8)	$ 444,534
1,085,000	3.68%, 06/03/2026(1)	1,104,331
		1,548,865
	Mexico - 0.3%
	Mexico Government International Bond
1,360,000	1.45%, 10/25/2033	1,093,266
370,000	3.63%, 04/09/2029	394,235
		1,487,501
	Morocco - 0.0%
$ 200,000	Morocco Government International Bond 4.00%, 12/15/2050(8)	138,282
	New Zealand - 0.4%
	New Zealand Government Bond
NZD 1,825,638	2.50%, 09/20/2035(7)(8)	1,519,810
874,874	2.50%, 09/20/2040(7)(8)	644,071
		2,163,881
	Panama - 0.2%
$ 1,520,000	Panama Government International Bond 4.50%, 04/01/2056	1,288,200
	Romania - 0.3%
	Romanian Government International Bond
EUR 1,417,000	2.12%, 07/16/2031(8)	1,180,943
100,000	2.75%, 04/14/2041(1)	70,564
332,000	3.62%, 05/26/2030(1)	319,177
		1,570,684
	Russia - 0.0%
RUB 270,120,000	Russian Federal Bond - OFZ 7.65%, 04/10/2030(9)(10)(11)	4
327,397,712	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(7)(9)(10)(11)	4
		8
	Saudi Arabia - 0.1%
EUR 800,000	Saudi Government International Bond 2.00%, 07/09/2039(8)	727,848
	Senegal - 0.0%
$ 200,000	Senegal Government International Bond 6.75%, 03/13/2048(8)	159,100
	Serbia - 0.1%
EUR 655,000	Serbia International Bond 1.65%, 03/03/2033(1)	471,417
	South Korea - 0.9%
KRW 6,275,299,700	Inflation Linked Korea Treasury Bond 1.13%, 06/10/2030(7)	4,880,321
	Total Foreign Government Obligations (cost $59,225,605)	$ 42,515,465
SENIOR FLOATING RATE INTERESTS - 5.0%(12)
	Advertising - 0.1%
$ 325,000	ABG Intermediate Holdings 2 LLC 4.00%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 322,156
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Aerospace/Defense - 0.1%
$ 198,253	Spirit Aerosystems, Inc. 4.51%, 01/15/2025, 1 mo. USD LIBOR + 3.750%	$ 197,665
571,758	TransDigm, Inc. 3.01%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	560,323
		757,988
	Airlines - 0.1%
110,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	108,762
180,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	186,525
245,000	SkyMiles IP Ltd. 4.81%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	252,860
		548,147
	Auto Parts & Equipment - 0.1%
119,100	Adient U.S. LLC 4.01%, 04/10/2028, 1 mo. USD LIBOR + 3.250%	118,083
169,360	Clarios Global L.P. 4.01%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	166,467
158,469	First Brands Group LLC 6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	157,825
		442,375
	Chemicals - 0.1%
193,868	Axalta Coating Systems U.S. Holdings, Inc. 2.76%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	191,824
299,250	Diamond (BC) B.V. 3.99%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	288,310
		480,134
	Commercial Services - 0.4%
199,000	APX Group, Inc. 4.05%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	196,612
EUR 290,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%	297,847
$ 114,712	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	112,848
320,417	Trans Union LLC 2.51%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	315,732
468,025	United Rentals, Inc. 2.51%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	469,780
EUR 430,000	Verisure Holding AB 3.25%, 07/20/2026, 3 mo. EURIBOR + 3.250%	439,312
$ 400,950	WEX, Inc. 3.01%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	396,792
179,550	WW International, Inc. 4.27%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	160,608
		2,389,531
	Construction Materials - 0.1%
99,750	Chamberlain Group, Inc. 4.51%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	97,786
274	Ingersoll-Rand Services Co. 2.51%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	271
235,274	Quikrete Holdings, Inc. 3.39%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	228,594

The accompanying notes are an integral part of these financial statements.
62

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Construction Materials - 0.1% - (continued)
$ 249,375	Rexnord LLC 3.01%, 10/04/2028, 1 mo. USD LIBOR + 2.250%	$ 248,370
245,534	Standard Industries, Inc. 3.79%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	244,728
		819,749
	Distribution/Wholesale - 0.3%
475,800	American Builders & Contractors Supply Co., Inc. 2.76%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	468,615
667,450	Core & Main L.P. 3.20%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	655,489
97,500	KAR Auction Services, Inc. 3.06%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	96,891
295,378	Univar Solutions USA, Inc. 2.51%, 06/03/2028, 1 mo. USD LIBOR + 1.750%	294,197
		1,515,192
	Diversified Financial Services - 0.2%
216,324	Blackhawk Network Holdings, Inc. 3.76%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	213,233
350,000	Delos Finance S.a.r.l. 2.76%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	348,439
412,437	Fleetcor Technologies Operating Co. LLC 2.51%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	404,382
192,209	Russell Investments U.S. Inst'l Holdco, Inc. 5.00%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	189,987
		1,156,041
	Electric - 0.0%
122,187	ExGen Renewables LLC 3.50%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	121,610
	Electrical Components & Equipment - 0.0%
98,750	Energizer Holdings, Inc. 2.94%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	97,639
	Electronics - 0.0%
260,000	II-VI, Inc. 0.00%, 01/14/2028, 1 mo. USD LIBOR + 2.750%(13)	258,484
	Engineering & Construction - 0.1%
198,529	Brown Group Holding LLC 3.51%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	195,452
99,750	Fluidra S.A. 2.80%, 01/29/2029, 1 mo. USD SOFR + 2.000%	98,699
		294,151
	Entertainment - 0.1%
	Crown Finance U.S., Inc.
104,284	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	79,376
4,539	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	4,825
200,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	198,844
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Entertainment - 0.1% - (continued)
$ 199,219	Golden Entertainment, Inc. 3.77%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	$ 198,348
135,032	NASCAR Holdings, Inc. 3.26%, 10/19/2026, 3 mo. USD LIBOR + 2.500%	134,307
205,000	Scientific Games International, Inc. 0.00%, 04/14/2029, 3 mo. USD LIBOR + 3.000%(13)	203,848
273	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	269
		819,817
	Environmental Control - 0.1%
	Clean Harbors, Inc.
142,875	2.51%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	142,221
344,138	2.76%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	342,589
140,000	Covanta Holding Corp. 3.26%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	139,213
		624,023
	Food - 0.1%
250,000	CHG PPC Parent LLC 3.81%, 12/08/2028, 1 mo. USD LIBOR + 3.000%	245,000
157,200	Froneri International Ltd. 3.01%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	153,270
	U.S. Foods, Inc.
210,115	2.51%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	206,780
239,400	3.26%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	237,605
		842,655
	Food Service - 0.1%
	Aramark Services, Inc.
218,266	2.51%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	214,447
93,250	2.51%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	91,468
		305,915
	Gas - 0.1%
369,550	UGI Energy Services LLC 4.51%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	368,512
	Healthcare - Products - 0.2%
399,284	Avantor Funding, Inc. 3.01%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	396,289
365,000	Medline Borrower LP 4.01%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	358,613
161,716	Sunshine Luxembourg S.a.r.l. 4.76%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	160,128
		915,030
	Healthcare - Services - 0.2%
EUR 300,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	304,573
$ 198,496	Catalent Pharma Solutions, Inc. 2.69%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	197,504

The accompanying notes are an integral part of these financial statements.
63

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Healthcare - Services - 0.2% - (continued)
$ 85,302	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	$ 84,755
	IQVIA, Inc.
EUR 147,774	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	153,088
$ 254,025	2.51%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	252,501
		992,421
	Home Builders - 0.0%
154,613	Installed Building Products, Inc. 3.01%, 12/14/2028, 1 mo. USD LIBOR + 2.250%	154,071
	Insurance - 0.3%
231,115	Acrisure LLC 4.26%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	227,407
	Asurion LLC
362,582	3.89%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	360,704
205,506	4.01%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	200,712
304,902	Hub International Ltd. 4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	300,709
	Sedgwick Claims Management Services, Inc.
174,150	4.01%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	172,301
48,500	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	48,422
238,750	USI, Inc. 4.01%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	236,362
		1,546,617
	Internet - 0.1%
EUR 130,000	Adevinta ASA 3.00%, 06/26/2028, 3 mo. EURIBOR + 3.000%	135,172
$ 212,205	Go Daddy Operating Co. LLC 2.51%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	210,045
330,714	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	328,875
		674,092
	Investment Company Security - 0.0%
105,994	FinCo LLC 3.26%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	105,252
	IT Services - 0.1%
179,841	Peraton Corp. 4.51%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	178,239
232,917	Science Applications International Corp. 2.64%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	232,481
243,306	Tempo Acquisition LLC 3.70%, 08/31/2028, 1 mo. USD SOFR + 3.000%	241,331
		652,051
	Leisure Time - 0.2%
	Carnival Corp.
463,990	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	455,954
164,587	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	161,913
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Leisure Time - 0.2% - (continued)
$ 307,675	Hayward Industries, Inc. 3.26%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	$ 303,958
129,025	MajorDrive Holdings LLC 4.56%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	126,638
125,000	Penn National Gaming, Inc. 0.00%, 05/03/2029, 3 mo. USD LIBOR + 2.750%(13)	124,375
		1,172,838
	Lodging - 0.2%
	Caesars Resort Collection LLC
426,242	3.51%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	424,013
241,325	4.26%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	240,285
120,611	Four Seasons Hotels Ltd. 2.76%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	120,216
146,980	Station Casinos LLC 3.76%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	145,004
		929,518
	Media - 0.2%
381,061	Charter Communications Operating LLC 2.52%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	376,061
286,781	CSC Holdings LLC 2.80%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	280,831
311,432	Gray Television, Inc. 2.96%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	308,934
300,000	Virgin Media Bristol LLC 3.05%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	295,569
		1,261,395
	Miscellaneous Manufacturing - 0.0%
EUR 197,643	CeramTec AcquiCo GmbH 3.75%, 03/16/2029, 3 mo. EURIBOR + 3.750%	204,185
	Oil & Gas - 0.0%
$ 129,675	Southwestern Energy Co. 3.30%, 06/22/2027, 1 mo. USD SOFR + 2.500%	129,351
	Packaging & Containers - 0.1%
176,040	Berry Global, Inc. 2.24%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	173,147
175,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	172,573
		345,720
	Pharmaceuticals - 0.3%
	Bausch Health Cos., Inc.
132,278	3.51%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	131,352
132,815	3.76%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	132,013
423,420	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	422,383
216,119	Elanco Animal Health, Inc. 2.21%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	211,526

The accompanying notes are an integral part of these financial statements.
64

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Pharmaceuticals - 0.3% - (continued)
$ 21,253	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	$ 21,117
183,612	Jazz Financing Lux S.a.r.l. 4.26%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	183,245
183,192	Organon & Co. 3.56%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	182,162
245,116	Pathway Vet Alliance LLC 4.76%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	242,716
		1,526,514
	Pipelines - 0.1%
60,146	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	59,770
119,798	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	119,574
101,325	NorthRiver Midstream Finance L.P. 4.22%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	100,604
139,650	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	138,816
		418,764
	Retail - 0.3%
452,220	B.C. Unlimited Liability Co. 2.51%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	443,081
207,208	Beacon Roofing Supply, Inc. 3.01%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	204,618
157,010	Great Outdoors Group LLC 4.51%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	155,244
162,937	IRB Holding Corp. 3.75%, 12/15/2027, 1 mo. USD SOFR + 3.000%	160,493
329,650	KFC Holding Co. 2.30%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	327,521
156,443	LBM Acquisition LLC 4.51%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	147,317
248,127	Pilot Travel Centers LLC 2.70%, 08/04/2028, 1 mo. USD LIBOR + 2.000%	244,759
153,214	SRS Distribution, Inc. 4.02%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	147,469
		1,830,502
	Semiconductors - 0.2%
112,348	CMC Materials, Inc. 2.81%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	111,786
195,000	Entegris, Inc. 0.00%, 03/02/2029, 3 mo. USD LIBOR + 3.000%(13)	194,940
	MKS Instruments, Inc.
280,000	0.00%, 10/21/2028(13)	278,600
300,000	0.00%, 04/08/2029(13)	298,500
99,697	ON Semiconductor Corp. 2.76%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	99,241
		983,067
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Software - 0.3%
$ 316,279	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	$ 313,590
149,498	Finastra USA, Inc. 4.74%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	144,850
295,408	Hyland Software, Inc. 4.26%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	294,132
213,925	Polaris Newco LLC 4.76%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	211,429
66,901	Seattle Spinco, Inc. 3.51%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	66,023
296,778	SS&C Technologies, Inc. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	292,588
241,853	Ultimate Software Group, Inc. 4.76%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	240,518
49,412	Verint Systems, Inc. 2.46%, 06/28/2024, 3 mo. USD LIBOR + 2.000%	49,000
		1,612,130
	Telecommunications - 0.1%
199,941	Altice France S.A. 4.73%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	197,629
252,996	Level 3 Financing, Inc. 2.51%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	244,204
EUR 275,000	Lorca Finco plc 3.75%, 09/17/2027, 3 mo. EURIBOR + 3.750%	282,824
		724,657
	Transportation - 0.0%
$ 229,580	First Student Bidco, Inc. 3.98%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	224,988
	Total Senior Floating Rate Interests (cost $28,944,037)	$ 28,567,282
U.S. GOVERNMENT AGENCIES - 2.1%
	Mortgage-Backed Agencies - 2.1%
	FHLMC - 0.3%
6,407,904	0.94%, 11/25/2030(3)(5)	$ 371,537
963,087	0.97%, 11/25/2030(3)(5)	57,733
1,743,853	1.12%, 10/25/2030(3)(5)	118,738
5,220,071	1.21%, 06/25/2030(3)(5)	384,762
45,902	2.29%, 01/25/2051, 3 mo. USD SOFR + 2.000%(1)(2)	44,574
784,919	2.72%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	785,898
		1,763,242
	UMBS - 1.8%
10,362,000	3.50%, 05/12/2052(14)	10,060,855
		10,060,855
	Total U.S. Government Agencies (cost $11,941,570)	$ 11,824,097
U.S. GOVERNMENT SECURITIES - 79.4%
	Other Direct Federal Obligations - 2.4%
	U.S. Treasury Bonds - 2.4%
13,449,833	0.13%, 01/15/2032(7)	$ 13,688,007

The accompanying notes are an integral part of these financial statements.
65

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 79.4% - (continued)
	U.S. Treasury Securities - 77.0%
	U.S. Treasury Bonds - 60.3%
$ 52,108,437	0.13%, 04/15/2025(7)		$ 53,940,375
25,378,101	0.13%, 04/15/2026(7)		26,178,107
10,968,913	0.13%, 07/15/2026(7)		11,358,395
30,475,683	0.13%, 10/15/2026(7)		31,487,571
4,908,468	0.13%, 01/15/2031(7)		4,997,146
24,023,106	0.13%, 07/15/2031(7)		24,498,876
31,473,856	0.25%, 07/15/2029(7)		32,531,488
2,879,378	0.25%, 02/15/2050(7)		2,739,083
5,726,303	0.50%, 01/15/2028(7)		5,995,227
57,768,862	0.63%, 04/15/2023(7)(15)(16)		59,732,101
84,782,799	0.63%, 01/15/2026(7)		89,280,262
3,715,000	2.50%, 02/15/2045		3,299,384
			346,038,015
	U.S. Treasury Notes - 16.7%
5,010,408	0.13%, 01/15/2030(7)		5,101,907
19,580,448	0.13%, 07/15/2030(7)		20,000,866
66,267,904	0.88%, 01/15/2029(7)		71,090,447
			96,193,220
	Total U.S. Government Securities (cost $461,249,033)		$ 455,919,242
	Total Long-Term Investments (Cost $598,748,734)		$ 573,704,287
SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 2.7%
15,655,100	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $15,655,413; collateralized by U.S. Treasury Bond at 4.250%, maturing 05/15/2039, with a market value of $15,968,239		$ 15,655,100
	Securities Lending Collateral - 0.1%
54,737	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(17)		54,737
132,779	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(17)		132,779
			187,516
	Total Short-Term Investments (cost $15,842,616)		$ 15,842,616
	Total Investments (cost $614,591,350)	102.7%	$ 589,546,903
	Other Assets and Liabilities	(2.7)%	(15,464,841)
	Total Net Assets	100.0%	$ 574,082,062
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $28,748,619, representing 5.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $7,884,560, representing 1.4% of net assets.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $8, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(11)	Investment valued using significant unobservable inputs.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2022, the market value of securities pledged was $2,067,969.

The accompanying notes are an integral part of these financial statements.
66

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2022, the market value of securities pledged was $1,654,375.
(17)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	122	06/30/2022	$ 25,719,125	$ (23,276)
U.S. Treasury 5-Year Note Future	137	06/30/2022	15,436,047	(77,032)
U.S. Treasury 10-Year Note Future	716	06/21/2022	85,315,875	(4,572,289)
Total				$ (4,672,597)
Short position contracts:
Euro-BUND Future	102	06/08/2022	$ 16,527,040	$ 998,604
Euro-BUXL 30-Year Bond Future	41	06/08/2022	7,395,391	1,247,807
U.S. Treasury 10-Year Ultra Future	180	06/21/2022	23,220,000	484,376
U.S. Treasury Ultra Bond Future	57	06/21/2022	9,144,938	586,052
Total				$ 3,316,839
Total futures contracts				$ (1,355,758)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2022
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/2024	At Maturity	$ —	$ —	$ 706,507	$ 706,507
BOA	1.24% Fixed	CPURNSA	USD	6,050,000	01/15/2029	At Maturity	—	—	1,304,702	1,304,702
CBK	2.84% Fixed	CPURNSA	USD	15,300,000	01/15/2027	At Maturity	—	—	796,434	796,434
CBK	2.83% Fixed	CPURNSA	USD	6,600,000	04/15/2026	At Maturity	—	—	602,375	602,375
CBK	2.60% Fixed	CPURNSA	USD	18,520,000	01/15/2031	At Maturity	—	—	2,095,173	2,095,173
Total OTC interest rate swap contracts							$ —	$ —	$ 5,505,191	$ 5,505,191

OTC Total Return Swap Contracts Outstanding at April 30, 2022
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
iBoxx USD Liquide High Yield	GSC	USD	2,540,000	(0.93%)	09/20/2022	Quarterly	$ —	$ —	$ 157,635	$ 157,635
iBoxx USD Liquide High Yield	GSC	USD	4,335,000	(0.93%)	03/20/2023	Quarterly	—	—	39,661	39,661
iBoxx USD Liquide High Yield	GSC	USD	1,445,000	(0.93%)	03/20/2023	Quarterly	—	—	7,385	7,385
Total OTC total return swap contracts							$ —	$ —	$ 204,681	$ 204,681

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
Brazil Republic	USD	1,020,000	(1.00%)	06/20/2027	Quarterly	$ 57,752	$ 56,619	$ (1,133)
The accompanying notes are an integral part of these financial statements.
67

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices – (continued):
Sell protection:
CDX.NA.HY.38.V1	USD	5,515,000	5.00%	06/20/2027	Quarterly	$ 158,500	$ 111,373	$ (47,127)
CDX.NA.IG.37.V1	USD	22,230,000	1.00%	12/20/2026	Quarterly	344,072	232,411	(111,661)
Total						$ 502,572	$ 343,784	$ (158,788)
Total centrally cleared credit default swap contracts						$ 560,324	$ 400,403	$ (159,921)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
0.94% Fixed	12 Mo. Federal Funds Rate	USD	13,439,000	08/22/2024	Annual	$ —	$ —	$ 479,805	$ 479,805
1.03% Fixed	12 Mo. Federal Funds Rate	USD	9,012,000	09/06/2026	Annual	1	—	586,339	586,338
1.00% Fixed	12 Mo. Federal Funds Rate	USD	3,322,000	09/29/2026	Annual	44,468	—	226,177	181,709
MXN-TIIE-Banxico-Bloomberg	6.91% Fixed	MXN	147,390,000	09/03/2031	Lunar	—	(281)	(942,048)	(941,767)
Total centrally cleared interest rate swaps contracts						$ 44,469	$ (281)	$ 350,273	$ 306,085

Bond Forward Contracts Outstanding at April 30, 2022
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Bonds, 0.13%, 04/15/2025(1)	USD	13,734,924	04/15/2025	$(24,733)
GSC	U.S. Treasury Bonds, 0.50%, 04/15/2024(1)	USD	30,583,106	04/15/2024	(36,465)
MSC	U.S. Treasury Bonds, 0.63%, 01/15/2026(1)	USD	13,810,824	01/15/2026	(33,859)
MSC	U.S. Treasury Bonds, 0.75%, 07/15/2028(1)	USD	3,228,533	07/15/2028	(13,095)
Total Bond Forward Contracts					$(108,152)

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
29,165,000	BRL	5,824,184	USD	CBK	05/03/2022	$ 69,378
1,143,000	BRL	225,736	USD	CBK	06/02/2022	3,004
754,800,000	JPY	5,901,993	USD	SSG	05/31/2022	(80,039)
114,665,000	MXN	5,587,337	USD	RBC	05/31/2022	(1,633)
78,770,000	NOK	8,561,640	USD	BOA	05/31/2022	(163,112)
162,000	ZAR	10,292	USD	MSC	05/31/2022	(70)
6,026,573	USD	29,165,000	BRL	CBK	05/03/2022	133,012
5,534,194	USD	28,022,000	BRL	CBK	06/02/2022	(73,676)
14,586,031	USD	18,699,000	CAD	CIBC	05/31/2022	30,791
347,850	USD	297,464,000	CLP	MSC	05/31/2022	1,273
16,273,612	USD	15,231,603	EUR	BCLY	05/31/2022	184,055
4,919,009	USD	6,156,288,000	KRW	MSC	05/31/2022	17,701
2,166,783	USD	3,299,000	NZD	BCLY	05/31/2022	36,850
Total foreign currency contracts						$ 157,534
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
68

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 23,537,384	$ —	$ 23,537,384	$ —
Convertible Bonds	899,652	—	899,652	—
Corporate Bonds	10,441,165	—	10,441,165	—
Foreign Government Obligations	42,515,465	—	42,515,457	8
Senior Floating Rate Interests	28,567,282	—	28,567,282	—
U.S. Government Agencies	11,824,097	—	11,824,097	—
U.S. Government Securities	455,919,242	—	455,919,242	—
Short-Term Investments	15,842,616	187,516	15,655,100	—
Foreign Currency Contracts(2)	484,670	—	484,670	—
Futures Contracts(2)	3,316,839	3,316,839	—	—
Swaps - Interest Rate(2)	6,753,043	—	6,753,043	—
Swaps- Total Return(2)	204,681	—	204,681	—
Total	$ 600,306,136	$ 3,504,355	$ 596,801,773	$ 8
Liabilities
Bond Forward Contracts(2)	$ (108,152)	$ —	$ (108,152)	$ —
Foreign Currency Contracts(2)	(327,136)	—	(327,136)	—
Futures Contracts(2)	(4,672,597)	(4,672,597)	—	—
Swaps - Credit Default(2)	(159,921)	—	(159,921)	—
Swaps - Interest Rate(2)	(941,767)	—	(941,767)	—
Total	$ (6,209,573)	$ (4,672,597)	$ (1,536,976)	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $7,996,115 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
69

The Hartford Municipal Opportunities Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5%
	Alabama - 1.2%
	Alabama Federal Aid Highway Finance Auth
$ 1,615,000	5.00%, 09/01/2026	$ 1,633,441
1,250,000	5.00%, 09/01/2034	1,400,102
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,571,169
	Black Belt Energy Gas Dist, AL
1,250,000	4.00%, 12/01/2023	1,267,406
1,570,000	4.00%, 12/01/2024	1,596,188
2,955,000	4.00%, 12/01/2025	3,008,858
3,000,000	Jefferson County, AL, Board of Education Special Tax 5.00%, 02/01/2042	3,290,749
2,660,000	Jefferson County, AL, GO 5.00%, 04/01/2024	2,785,761
	State of Alabama, Docks Department, (AGM Insured)
230,000	5.00%, 10/01/2024	241,403
1,000,000	5.00%, 10/01/2032	1,082,690
	State of Alabama, Troy University, Rev, (BAM Insured)
1,000,000	5.00%, 11/01/2025	1,080,025
1,250,000	5.00%, 11/01/2026	1,373,786
1,620,000	5.00%, 11/01/2027	1,807,631
		22,139,209
	Alaska - 0.4%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,070,276
1,000,000	5.00%, 09/01/2026	1,033,559
	Northern Tobacco Securitization Corp.
1,385,000	4.00%, 06/01/2036	1,395,324
2,255,000	4.00%, 06/01/2038	2,263,550
		6,762,709
	Arizona - 0.3%
2,000,000	City of Phoenix, AZ, Civic Improvement Corp. 4.00%, 07/01/2038	1,982,142
1,965,000	Maricopa County Industrial Dev Auth 4.00%, 10/15/2047(1)	1,786,465
53,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(1)	52,997
2,870,000	Tempe, AZ, Industrial Dev Auth Rev 1.13%, 12/01/2026	2,580,562
		6,402,166
	California - 8.5%
	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured)
475,000	4.00%, 08/01/2034	490,366
1,000,000	4.00%, 08/01/2036	1,020,988
7,960,000	Bay Area Toll Auth 0.74%, 04/01/2056(2)	7,766,356
8,500,000	California Community Choice Financing Auth 4.00%, 10/01/2052(3)	8,713,416
	California County, CA, Tobacco Securitization Agency
1,050,000	5.00%, 06/01/2022	1,051,470
150,000	5.00%, 06/01/2030	164,413
300,000	5.00%, 06/01/2032	326,820
500,000	5.00%, 06/01/2033	543,299
	California Enterprise Dev Auth
1,250,000	5.00%, 08/01/2035	1,314,549
1,075,000	5.00%, 08/01/2055	1,096,755
5,155,000	California Health Facs Financing Auth 4.00%, 08/15/2040	5,165,409
	California Municipal Finance Auth
4,935,000	4.00%, 10/01/2049	4,792,800
775,000	5.00%, 05/15/2028	847,459
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	California - 8.5% - (continued)
$ 800,000	5.00%, 05/15/2031	$ 888,509
	California Public Finance Auth
1,195,000	2.38%, 11/15/2028(1)	1,123,101
1,000,000	3.13%, 05/15/2029(1)	937,436
	California State Communities Dev Auth Rev
185,000	5.00%, 10/01/2022	187,601
1,000,000	5.63%, 10/01/2032	1,016,612
1,000,000	California State Health Facs Finance Auth Rev 5.00%, 02/01/2029	1,097,904
	California State, GO Taxable
2,315,000	4.00%, 11/01/2041	2,351,694
17,500,000	5.00%, 10/01/2024	18,569,336
1,000,000	5.00%, 08/01/2029	1,092,676
5,000,000	5.00%, 04/01/2042	5,456,833
1,000,000	Cathedral City, CA, Redev Agency Successor Agency, (BAM Insured) 4.00%, 08/01/2034	1,041,180
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	635,556
	City of Los Angeles, CA, Department of Airports
6,570,000	3.00%, 05/15/2039	5,617,456
4,000,000	4.00%, 05/15/2035	4,128,425
1,000,000	5.00%, 05/15/2029	1,083,664
	Elk Grove, CA, Finance Auth Special Tax, (BAM Insured)
315,000	5.00%, 09/01/2031	337,869
910,000	5.00%, 09/01/2032	974,267
2,600,000	Fresno, CA, Unified School Dist, GO 0.00%, 08/01/2031(4)	1,879,127
47,955,000	Golden State Tobacco Securitization Corp. 0.01%, 06/01/2066(4)	5,162,672
	Hemet, CA, Unified School Dist Financing Auth Special Tax
1,440,000	5.00%, 09/01/2030	1,497,513
1,535,000	5.00%, 09/01/2031	1,594,504
	Inglewood, CA, Redevelopment Agency, (BAM Insured)
1,000,000	5.00%, 05/01/2028	1,104,967
1,000,000	5.00%, 05/01/2029	1,105,348
5,225,000	Long Beach, CA, Finance Auth Natural Gas 1.79%, 11/15/2027, 3 mo. USD LIBOR + 1.45000%(2)	5,181,762
	Los Angeles Unified School District, GO
18,750,000	5.00%, 07/01/2024	19,774,918
2,755,000	5.00%, 07/01/2025	2,959,880
2,500,000	Los Angeles, CA, Department of Water & Power 5.00%, 07/01/2025	2,692,233
500,000	Oakland, CA, Airport Rev 5.00%, 05/01/2023	500,000
	Orange County, CA, Community Facs Dist, Special Tax
980,000	5.00%, 08/15/2034	1,024,467
1,000,000	5.00%, 08/15/2036	1,051,911
2,500,000	5.00%, 08/15/2041	2,616,013
1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Successor Agency, (AGM Insured) 5.00%, 09/01/2029	1,055,041
2,000,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2048	2,107,554
60,000	San Diego, CA, Redevelopment Agency Successor Agency 5.25%, 09/01/2026	60,181
	San Diego, CA, United School Dist, GO
805,000	4.00%, 07/01/2034	822,234
865,000	4.00%, 07/01/2035	881,982

The accompanying notes are an integral part of these financial statements.
70

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	California - 8.5% - (continued)
	San Joaquin Hills, CA, Transportation Corridor Agency
$ 1,415,000	4.00%, 01/15/2034	$ 1,423,906
2,665,000	5.00%, 01/15/2033	2,948,151
	Santa Margarita, CA, Water Dist Special Tax
485,000	5.00%, 09/01/2022	489,684
475,000	5.00%, 09/01/2023	488,887
480,000	5.00%, 09/01/2024	492,572
480,000	5.00%, 09/01/2025	492,177
2,065,000	5.00%, 09/01/2028	2,148,384
9,960,000	Southern California Public Power Auth 0.32%, 07/01/2036(3)	9,960,000
2,000,000	State of California, GO 5.00%, 08/01/2029	2,185,351
1,500,000	Stockton, CA, Redevelopment Agency, (AGM Insured) 5.00%, 09/01/2029	1,642,664
		155,178,302
	Colorado - 1.9%
	Arapahoe County, CO, School Dist No. 6 Littleton, GO, (State Aid Withholding Insured)
1,230,000	5.50%, 12/01/2032	1,437,665
1,655,000	5.50%, 12/01/2034	1,929,446
	City & County of Denver, CO, Airport System Rev
7,985,000	5.00%, 12/01/2029	8,701,640
1,000,000	5.00%, 12/01/2034	1,118,176
1,575,000	5.00%, 12/01/2036	1,776,873
	Colorado Health Facs Auth Rev
1,320,000	4.00%, 12/01/2040	1,260,991
6,665,000	5.00%, 08/01/2044	7,183,172
1,470,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2031	1,540,138
3,650,000	E-470 Public Highway, CO, Auth Rev 0.54%, 09/01/2039, 1 mo. USD SOFR + 0.350%(2)	3,576,579
	Park Creek, CO, Metropolitan Dist Rev
2,000,000	5.00%, 12/01/2029	2,136,558
1,195,000	5.00%, 12/01/2033	1,324,779
1,035,000	Regional, CO, Transportation Dist 5.00%, 07/15/2031	1,118,911
1,590,000	University of Colorado 2.00%, 06/01/2051(3)	1,536,820
	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured)
230,000	5.00%, 12/15/2023	238,929
125,000	5.00%, 12/15/2025	134,873
50,000	5.00%, 12/15/2026	54,359
225,000	5.00%, 12/15/2030	244,365
160,000	5.00%, 12/15/2032	173,485
		35,487,759
	Connecticut - 2.6%
6,500,000	City of Bridgeport, CT, GO, (AGM Insured) 5.00%, 08/15/2025	7,002,701
	Connecticut Housing Finance Auth Rev
4,300,000	3.00%, 11/15/2050	4,252,575
65,000	4.00%, 11/15/2044	65,692
445,000	4.00%, 11/15/2045	450,999
975,000	4.00%, 05/15/2047	991,898
	Connecticut State Health & Educational Facs Auth
9,290,000	1.10%, 07/01/2049(3)	8,719,007
440,000	5.00%, 07/01/2027	466,006
470,000	5.00%, 07/01/2028	499,749
1,150,000	5.00%, 07/01/2029	1,260,560
720,000	5.00%, 07/01/2030	765,151
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Connecticut - 2.6% - (continued)
$ 545,000	5.00%, 07/01/2031	$ 584,927
950,000	Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	1,015,570
1,500,000	New Britain, CT, GO, (AGM Insured) 5.00%, 03/01/2031	1,636,903
2,600,000	New Haven, CT, GO, (AGM Insured) 5.00%, 08/01/2024	2,738,916
	State of Connecticut, GO
3,090,000	3.00%, 01/15/2023	3,117,697
1,000,000	3.00%, 06/01/2038	889,295
250,000	5.00%, 03/15/2024	262,548
1,450,000	5.00%, 03/15/2025	1,547,984
750,000	5.00%, 05/15/2025	803,290
2,425,000	5.00%, 06/15/2026	2,647,996
2,500,000	5.00%, 04/15/2029	2,748,482
	State of Connecticut, Special Tax Rev
1,000,000	5.00%, 05/01/2032	1,130,282
750,000	5.00%, 05/01/2033	845,931
2,015,000	5.00%, 08/01/2034	2,138,654
	Waterbury, CT, GO
405,000	5.00%, 11/15/2031	450,597
1,000,000	5.00%, 11/15/2032	1,110,960
		48,144,370
	Delaware - 0.1%
	Delaware River & Bay Auth
675,000	5.00%, 01/01/2028	758,609
400,000	5.00%, 01/01/2030	461,273
		1,219,882
	District of Columbia - 0.1%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	741,937
270,000	5.00%, 07/01/2037	270,346
755,000	Metropolitan Washington, DC, Airports Auth System Rev 5.00%, 10/01/2028	828,653
		1,840,936
	Florida - 4.5%
	Broward County, FL, Airport System Rev
2,175,000	4.00%, 10/01/2044	2,108,172
1,250,000	5.00%, 10/01/2024	1,308,993
2,830,000	5.00%, 09/01/2028	3,203,638
	Capital Projects, FL, Finance Auth
1,315,000	5.00%, 10/01/2027	1,402,080
1,000,000	5.00%, 10/01/2028	1,070,615
1,430,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	1,499,748
	City of Pompano Beach, FL
1,490,000	1.45%, 01/01/2027	1,344,654
3,600,000	2.00%, 01/01/2029	3,172,814
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(4)	561,545
1,000,000	0.00%, 09/01/2038(4)	510,093
2,065,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2050	1,898,831
	Florida Dev Finance Corp.
350,000	5.00%, 04/01/2023	359,014
500,000	5.00%, 04/01/2024	521,921
200,000	5.00%, 04/01/2025	212,543
3,380,000	Gainesville, FL, Utilities System Rev 5.00%, 10/01/2047	3,719,765
7,025,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2032	7,670,358

The accompanying notes are an integral part of these financial statements.
71

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Florida - 4.5% - (continued)
$ 55,000	Magnolia Creek, FL, Community Dev Dist Capital Improvement 5.90%, 05/01/2039*(5)	$ 30,250
1,000,000	Manatee County, FL, School Dist, (AGM Insured) 5.00%, 10/01/2030	1,104,563
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,043,432
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,011,903
2,500,000	5.00%, 10/01/2026	2,535,051
530,000	5.00%, 10/01/2027	552,834
2,000,000	5.00%, 10/01/2033	2,063,833
	Orange County, FL, Convention Center/Orlando
1,000,000	5.00%, 10/01/2024	1,056,763
1,520,000	5.00%, 10/01/2025	1,637,463
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,265,630
1,280,000	5.00%, 08/01/2025	1,361,350
1,350,000	5.00%, 08/01/2026	1,435,798
8,075,000	Orlando, FL, Utilities Commission 1.25%, 10/01/2046(3)	6,930,820
	Osceola County, FL, Transportation Rev
1,330,000	0.00%, 10/01/2031(4)	902,233
1,000,000	0.00%, 10/01/2032(4)	646,017
	Palm Beach County, FL, Health Facs Auth
6,265,000	2.63%, 06/01/2025	6,070,674
660,000	6.75%, 06/01/2024	675,941
1,000,000	6.80%, 06/01/2025	1,024,192
	Polk County, FL, Industrial Dev Auth
1,750,000	5.00%, 01/01/2039	1,820,222
4,850,000	5.00%, 01/01/2055	4,955,126
	Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,157,264
3,000,000	4.00%, 07/01/2029	3,150,012
1,150,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	1,253,456
3,330,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	3,156,361
1,000,000	St. Johns County, FL, Industrial Dev Auth 4.00%, 12/15/2050	837,951
840,000	Village Community Dev Dist No. 13 2.55%, 05/01/2031	746,377
	Volusia County, FL, Educational Facs Auth
60,000	4.00%, 10/15/2035	61,186
55,000	4.00%, 10/15/2036	56,026
750,000	4.00%, 10/15/2037	763,503
750,000	4.00%, 10/15/2038	762,292
		82,633,307
	Georgia - 4.5%
10,000,000	Bartow County, GA, Dev Auth 1.55%, 08/01/2043(3)	9,976,876
	Burke County, GA, Dev Auth Rev
4,995,000	1.50%, 01/01/2040(3)	4,813,750
3,000,000	1.55%, 12/01/2049(3)	2,993,063
2,665,000	2.25%, 10/01/2032(3)	2,649,566
4,450,000	3.00%, 11/01/2045(3)	4,474,672
3,645,000	County of Monroe, GA, Dev Auth 1.00%, 07/01/2049(3)	3,382,626
	Main Street Natural Gas, Inc., GA
1,100,000	4.00%, 12/01/2024	1,121,077
1,250,000	4.00%, 12/01/2025	1,278,281
2,150,000	4.00%, 08/01/2049(3)	2,203,053
15,045,000	4.00%, 07/01/2052(3)	15,451,295
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Georgia - 4.5% - (continued)
$ 4,165,000	5.00%, 05/15/2032	$ 4,453,513
	Municipal Electric Auth, GA
1,100,000	4.00%, 01/01/2051	1,001,963
1,000,000	5.00%, 11/01/2022	1,014,926
1,075,000	5.00%, 01/01/2024	1,093,591
4,595,000	5.00%, 01/01/2028	4,961,134
1,825,000	5.00%, 01/01/2028	1,981,597
740,000	5.00%, 01/01/2031	835,901
1,100,000	5.00%, 01/01/2032	1,235,005
515,000	5.00%, 01/01/2033	576,953
1,700,000	5.00%, 01/01/2056	1,812,948
14,535,000	State of Georgia 5.00%, 08/01/2024	15,390,056
		82,701,846
	Hawaii - 0.1%
2,000,000	State of Hawaii Airports System Rev 5.00%, 08/01/2022	2,012,682
	Idaho - 0.3%
4,930,000	Idaho Health Facs Auth 4.00%, 03/01/2046	4,810,278
	Illinois - 11.8%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
530,000	0.00%, 01/01/2025(4)	488,538
765,000	0.00%, 01/01/2027(4)	657,136
	Chicago, IL, Board of Education, GO
2,500,000	0.00%, 12/01/2025(4)	2,198,584
3,495,000	4.00%, 12/01/2047	3,050,015
1,030,000	5.00%, 12/01/2022	1,047,107
600,000	5.00%, 12/01/2023	620,675
1,000,000	5.00%, 12/01/2024	1,055,125
13,430,000	5.00%, 12/01/2034	14,110,535
1,510,000	5.00%, 12/01/2042	1,526,788
1,000,000	5.00%, 04/01/2046	1,033,654
3,760,000	5.00%, 12/01/2046	3,892,660
715,000	6.00%, 04/01/2046	777,649
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
1,000,000	4.00%, 12/01/2051	980,760
2,355,000	5.00%, 12/01/2024	2,495,681
1,635,000	5.00%, 12/01/2025	1,765,678
	Chicago, IL, Transit Auth
1,000,000	4.00%, 12/01/2050	985,592
1,250,000	4.00%, 12/01/2055	1,225,019
415,000	5.00%, 06/01/2025	441,200
8,250,000	5.00%, 12/01/2046	8,836,494
1,000,000	5.00%, 12/01/2052	1,071,475
1,000,000	5.00%, 12/01/2055	1,068,822
	City of Chicago, IL, GO, (NATL Insured)
325,000	0.00%, 01/01/2026(4)	286,880
65,000	5.00%, 01/01/2023	66,005
2,000,000	5.00%, 01/01/2024	2,066,462
	City of Chicago, IL, Wastewater Transmission Rev
1,000,000	5.00%, 01/01/2028	1,060,633
2,500,000	5.00%, 01/01/2029	2,647,613
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	136,807
1,000,000	5.00%, 11/01/2027	1,102,150
1,020,000	5.00%, 11/01/2028	1,070,368
1,205,000	5.00%, 11/01/2029	1,221,251
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	3,671,100

The accompanying notes are an integral part of these financial statements.
72

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Illinois - 11.8% - (continued)
	Cook County, IL, Community High School Dist No. 212 Leyden, (BAM Insured)
$ 1,775,000	5.00%, 12/01/2026	$ 1,891,098
310,000	5.00%, 12/01/2027	329,876
1,000,000	5.00%, 12/01/2034	1,056,404
	Cook County, IL, GO
3,100,000	4.00%, 11/15/2025	3,225,180
2,970,000	4.00%, 11/15/2026	3,109,031
1,000,000	5.00%, 11/15/2026	1,089,013
4,300,000	5.00%, 11/15/2027	4,701,884
2,940,000	5.00%, 11/15/2031	3,336,830
	County of Cook, IL, Sales Tax Rev
1,000,000	5.00%, 11/15/2030	1,145,296
1,690,000	5.00%, 11/15/2031	1,928,958
	Illinois State Finance Auth Rev
240,000	5.00%, 09/01/2022	242,215
1,000,000	5.00%, 10/01/2023	1,038,168
1,000,000	5.00%, 11/15/2023	1,038,372
700,000	5.00%, 10/01/2028	751,767
1,000,000	5.00%, 11/15/2028	1,068,587
2,650,000	5.00%, 11/15/2031	2,811,200
1,420,000	5.00%, 08/15/2033	1,586,889
2,500,000	5.00%, 11/15/2033	2,647,596
2,135,000	5.00%, 11/15/2034	2,259,353
1,045,000	5.00%, 08/15/2035	1,161,493
3,035,000	5.00%, 05/15/2050(3)	3,171,630
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,018,522
2,500,000	5.00%, 01/01/2031	2,765,330
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,349,242
1,700,000	5.00%, 01/01/2034	1,760,969
1,700,000	5.00%, 01/01/2035	1,757,603
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
1,875,000	5.00%, 01/01/2027	1,997,154
2,000,000	5.00%, 01/01/2029	2,231,452
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
1,150,000	5.00%, 02/01/2025	1,220,383
4,000,000	5.00%, 02/01/2026	4,312,009
1,665,000	5.00%, 02/01/2034	1,777,747
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
4,000,000	0.00%, 12/15/2024(4)	3,652,687
2,000,000	0.00%, 06/15/2027(4)	1,670,797
2,980,000	4.00%, 12/15/2042	2,796,320
3,895,000	4.85%, 12/15/2042(6)	2,414,898
1,000,000	5.00%, 12/15/2035	1,038,527
	Railsplitter, IL, Tobacco Settlement Auth
1,000,000	5.00%, 06/01/2026	1,071,615
1,940,000	5.00%, 06/01/2027	2,073,790
	Regional Transportation, IL, Auth Rev
600,000	5.00%, 06/01/2035	650,387
8,775,000	6.00%, 07/01/2024	9,105,969
3,525,000	6.00%, 07/01/2031	4,174,658
	Sales Tax Securitization Corp., IL Rev
1,000,000	5.00%, 01/01/2025	1,061,163
1,400,000	5.00%, 01/01/2026	1,511,132
2,560,000	5.00%, 01/01/2029	2,828,667
5,545,000	5.00%, 01/01/2030	6,167,555
	State of Illinois, GO
3,500,000	5.00%, 11/01/2024	3,667,027
1,500,000	5.00%, 08/01/2025	1,513,501
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Illinois - 11.8% - (continued)
$ 4,785,000	5.00%, 11/01/2025	$ 5,075,749
1,985,000	5.00%, 02/01/2026	2,049,235
2,000,000	5.00%, 10/01/2026	2,141,848
6,540,000	5.00%, 11/01/2026	7,009,341
1,250,000	5.00%, 02/01/2027	1,342,555
2,715,000	5.00%, 11/01/2028	2,915,553
1,215,000	5.00%, 03/01/2029	1,318,630
4,750,000	5.00%, 03/01/2030	5,170,805
5,480,000	5.00%, 10/01/2031	5,942,450
950,000	5.00%, 05/01/2033	973,255
5,240,000	5.00%, 12/01/2034	5,486,130
3,460,000	5.00%, 03/01/2046	3,620,616
835,000	5.38%, 05/01/2023	857,877
	State of Illinois, Sales Tax Rev
1,185,000	5.00%, 06/15/2024	1,215,894
280,000	6.50%, 06/15/2022	281,437
		216,239,775
	Indiana - 1.1%
1,956,198	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	1,821,619
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
2,260,000	3.00%, 07/01/2051	2,228,885
5,185,000	3.00%, 07/01/2052	5,064,923
1,630,000	3.25%, 07/01/2049	1,626,881
	Indiana Municipal Power Agency
1,050,000	5.00%, 01/01/2032	1,157,125
870,000	5.00%, 01/01/2033	954,938
180,000	5.00%, 01/01/2034	197,039
	Indiana State Finance Auth Rev
1,625,000	5.00%, 03/01/2023	1,651,308
1,000,000	5.00%, 12/01/2029	1,059,224
	Indianapolis, IN, Local Public Improvement Bond Bank
1,000,000	5.00%, 01/01/2029	1,027,022
1,000,000	5.00%, 01/01/2031	1,053,640
2,000,000	Whiting, IN, Environmental Facs Rev 5.00%, 03/01/2046(3)	2,036,669
		19,879,273
	Iowa - 0.2%
	Iowa Student Loan Liquidity Corp.
180,000	5.00%, 12/01/2022	183,262
650,000	5.00%, 12/01/2024	685,002
2,645,000	State of Iowa, Tobacco Settlement Auth 4.00%, 06/01/2049	2,504,693
		3,372,957
	Kansas - 0.1%
	Wyandotte County-Kansas City, KS, System Rev
1,000,000	5.00%, 09/01/2025	1,057,314
1,390,000	5.00%, 09/01/2028	1,495,047
		2,552,361
	Kentucky - 1.0%
4,750,000	County of Trimble, KY 1.30%, 09/01/2044(3)	3,996,788
	Kentucky Bond Dev Corp.
1,000,000	5.00%, 09/01/2032	1,125,200
1,100,000	5.00%, 09/01/2033	1,235,816
1,200,000	5.00%, 09/01/2034	1,346,633
1,025,000	5.00%, 09/01/2035	1,148,471
2,910,000	Kentucky Economic Dev Finance Auth, (AGM Insured) 5.00%, 12/01/2047	2,956,311

The accompanying notes are an integral part of these financial statements.
73

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Kentucky - 1.0% - (continued)
$ 4,000,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(3)	$ 4,081,145
2,600,000	Louisville & Jefferson County, KY, Metropolitan Gov't Rev Catholic Health Initiatives 5.00%, 12/01/2023	2,607,565
		18,497,929
	Louisiana - 1.5%
1,965,000	East Baton Rouge, LA, Sewerage Commission 1.30%, 02/01/2041(3)	1,711,392
1,050,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	1,082,129
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	997,762
1,155,000	6.00%, 11/15/2030	1,191,207
1,750,000	6.00%, 11/15/2035	1,782,200
4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,228,688
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2026	797,142
500,000	5.00%, 01/01/2027	536,928
1,250,000	5.00%, 01/01/2034	1,292,046
3,740,000	Parish of St. John the Baptist, LA 2.38%, 06/01/2037(3)	3,535,183
	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured)
1,815,000	5.00%, 01/01/2026	1,969,636
1,220,000	5.00%, 01/01/2027	1,345,598
2,000,000	Shreveport, LA, Water & Sewer Rev, (AGM Insured) 5.00%, 12/01/2027	2,164,118
	State of Louisiana Gasoline & Fuels Tax Rev
3,000,000	0.70%, 05/01/2043, 1 mo. USD SOFR + 0.500%(2)	2,987,284
2,500,000	3.00%, 05/01/2041	2,163,858
		27,785,171
	Maine - 0.3%
1,000,000	Finance Auth of Maine Rev, (AGM Insured) 5.00%, 12/01/2023	1,036,882
	Maine Health & Higher Educational Facs Auth, (AGM Insured)
520,000	5.00%, 07/01/2022	523,074
535,000	5.00%, 07/01/2023	552,453
675,000	5.00%, 07/01/2024	709,416
1,800,000	Maine State Housing Auth Rev 4.00%, 11/15/2050	1,835,880
		4,657,705
	Maryland - 0.1%
480,000	Howard County, MD, Special Obligation 4.00%, 02/15/2028(1)	478,282
1,840,000	State of Maryland, GO 5.00%, 03/15/2028	2,047,097
		2,525,379
	Massachusetts - 2.0%
1,000,000	Massachusetts Clean Water Trust 5.00%, 02/01/2024	1,047,461
	Massachusetts Dev Finance Agency, Rev
3,760,000	1.04%, 07/01/2049(1)(2)	3,753,753
1,000,000	4.00%, 10/01/2024(1)	1,040,831
1,000,000	4.00%, 10/01/2025(1)	1,055,113
635,000	4.00%, 10/01/2026(1)	670,581
165,000	4.00%, 07/15/2036	170,456
1,000,000	5.00%, 07/01/2025	1,061,219
1,720,000	5.00%, 07/01/2028	1,859,456
1,850,000	5.00%, 07/01/2029	2,015,802
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Massachusetts - 2.0% - (continued)
$ 3,350,000	5.00%, 07/01/2030	$ 3,635,846
955,000	5.00%, 07/01/2031	1,046,509
2,760,000	5.00%, 07/01/2035	2,943,777
1,500,000	Massachusetts Dev Finance Agency, Rev 5.00%, 07/15/2040	1,784,507
	Massachusetts Educational Financing Auth
500,000	5.00%, 01/01/2025	523,483
1,030,000	5.00%, 07/01/2026	1,103,722
1,050,000	5.00%, 07/01/2027	1,138,728
1,125,000	5.00%, 07/01/2030	1,265,608
1,250,000	5.00%, 07/01/2031	1,412,487
	Massachusetts Housing Finance Agency, (GNMA/FNMA/FHLMC Insured)
4,000,000	3.00%, 06/01/2047	3,935,038
500,000	3.10%, 06/01/2023	502,464
900,000	3.15%, 06/01/2023	904,815
400,000	3.25%, 06/01/2024	401,415
2,170,000	Massachusetts Port Auth 5.00%, 07/01/2034	2,269,808
200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	218,940
		35,761,819
	Michigan - 1.9%
5,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	5,463,984
1,200,000	Lincoln Park, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,373,564
	Michigan Finance Auth Rev
1,000,000	4.00%, 12/01/2047	979,448
1,000,000	5.00%, 07/01/2027	1,073,106
1,000,000	5.00%, 07/01/2028	1,070,904
1,000,000	5.00%, 07/01/2029	1,048,832
2,700,000	5.00%, 10/01/2030	2,847,423
2,555,000	5.00%, 06/01/2033	2,687,102
1,000,000	5.00%, 06/01/2034	1,051,704
915,000	5.00%, 11/01/2034	1,030,490
1,000,000	5.00%, 11/01/2035	1,124,481
1,000,000	5.00%, 11/01/2036	1,121,513
1,000,000	5.00%, 11/01/2038	1,119,376
1,000,000	Michigan State Building Auth Rev 5.00%, 04/15/2027	1,099,961
	Michigan State Hospital Finance Auth
1,505,000	4.00%, 11/15/2031	1,524,220
345,000	4.00%, 11/15/2032	348,846
2,075,000	5.00%, 11/15/2047	2,263,862
2,455,000	Michigan State Housing Dev Auth 4.25%, 12/01/2049	2,515,992
1,375,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,571,992
370,000	State of Michigan Rev 5.00%, 03/15/2027	407,335
2,465,000	Wayne County, MI, Airport Auth Rev, 5.00%, 12/01/2030	2,608,562
		34,332,697
	Minnesota - 1.9%
1,180,000	Duluth, MN, Independent School Dist No. 709, (SD CRED PROG Insured) 4.00%, 02/01/2027	1,235,944
1,961,591	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	1,753,384
1,750,000	Minnesota Higher Education Facs Auth 4.00%, 10/01/2046	1,733,427
	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
300,000	1.45%, 07/01/2024	291,204

The accompanying notes are an integral part of these financial statements.
74

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Minnesota - 1.9% - (continued)
$ 365,000	1.55%, 07/01/2025	$ 349,404
4,790,000	3.00%, 01/01/2051	4,724,861
11,095,000	3.00%, 07/01/2052	10,898,340
2,975,000	3.00%, 07/01/2052	2,916,951
9,000,000	Minnesota Housing Finance Agency, GO 5.00%, 09/01/2024	9,549,455
	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured)
315,000	4.00%, 02/01/2029	319,010
365,000	4.00%, 02/01/2030	369,484
750,000	4.00%, 02/01/2031	758,824
		34,900,288
	Mississippi - 0.4%
755,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	744,480
	State of Mississippi
1,000,000	5.00%, 10/15/2025	1,072,943
2,450,000	5.00%, 10/15/2029	2,623,960
1,000,000	5.00%, 10/15/2036	1,113,953
1,600,000	State of Mississippi Gaming Tax Rev 5.00%, 10/15/2037	1,777,368
		7,332,704
	Missouri - 0.9%
	City of St. Louis, MO, Airport Rev
540,000	5.00%, 07/01/2030	589,320
1,000,000	5.00%, 07/01/2032	1,093,956
1,000,000	5.00%, 07/01/2047	1,072,138
5,400,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	5,411,709
6,650,000	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 11/01/2052	6,598,870
1,255,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2026	1,318,092
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027*(5)	260,000
		16,344,085
	Montana - 0.2%
1,830,000	Montana Board of Housing 4.00%, 12/01/2043	1,859,654
2,500,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2028	2,735,795
		4,595,449
	Nebraska - 2.1%
	Central Plains, NE, Energy Project
1,000,000	5.00%, 09/01/2022	1,010,322
210,000	5.00%, 09/01/2025	222,632
3,325,000	5.00%, 09/01/2028	3,614,701
1,530,000	5.00%, 09/01/2033	1,694,256
3,890,000	5.00%, 09/01/2042	4,260,837
3,865,000	Nebraska Investment Finance Auth 5.00%, 01/01/2024	4,033,772
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
4,635,000	3.00%, 09/01/2045	4,565,083
8,220,000	3.00%, 09/01/2050	8,086,374
7,380,000	3.00%, 03/01/2052	7,216,061
4,300,000	Washington County, NE, Rev 0.90%, 09/01/2030(3)	4,040,473
		38,744,511
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Nevada - 1.5%
	City of North Las Vegas, NV
$ 460,000	4.50%, 06/01/2039	$ 462,600
710,000	4.63%, 06/01/2043	712,924
955,000	4.63%, 06/01/2049	947,186
	City of Reno, NV, Sales Tax Rev
250,000	5.00%, 06/01/2024	258,552
250,000	5.00%, 06/01/2026	265,148
535,000	City of Sparks, NV 2.50%, 06/15/2024(1)	525,450
	Clark County, NV, School Dist, GO
7,500,000	5.00%, 06/15/2024	7,878,440
830,000	5.00%, 06/15/2026	895,480
1,000,000	5.00%, 06/15/2028	1,108,827
4,560,000	5.00%, 06/15/2029	5,144,643
1,900,000	5.00%, 06/15/2029	2,101,581
1,500,000	5.00%, 06/15/2031	1,702,001
	Las Vegas, NV, New Convention Center Auth Rev
1,900,000	5.00%, 07/01/2029	2,056,037
400,000	5.00%, 07/01/2031	417,302
365,000	5.00%, 07/01/2032	380,632
300,000	5.00%, 07/01/2033	312,656
475,000	5.00%, 07/01/2034	494,938
750,000	5.00%, 07/01/2043	819,850
	Las Vegas, NV, Special Improvement Dist
275,000	5.00%, 06/01/2027	283,230
300,000	5.00%, 06/01/2028	308,443
530,000	5.00%, 06/01/2029	543,550
10,000	Nevada State, GO 5.00%, 03/01/2026	10,232
		27,629,702
	New Hampshire - 0.2%
1,320,000	New Hampshire Business Finance Auth 4.00%, 01/01/2041	1,264,567
1,715,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	1,979,211
		3,243,778
	New Jersey - 1.7%
705,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(4)	686,306
	New Jersey Economic Dev Auth
565,000	5.00%, 03/01/2023	567,150
1,200,000	5.00%, 06/15/2023	1,236,767
830,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	840,604
	New Jersey Higher Education Student Assistance Auth
1,420,000	5.00%, 12/01/2025	1,521,945
1,000,000	5.00%, 12/01/2026	1,086,139
	New Jersey Transportation Trust Fund Auth, (AGM Insured)
5,000,000	0.00%, 12/15/2032(4)	3,316,689
1,000,000	5.00%, 12/15/2023	1,036,918
1,610,000	5.00%, 12/15/2024	1,696,556
5,715,000	5.00%, 06/15/2031	6,266,233
3,365,000	New Jersey Turnpike Auth Rev 4.00%, 01/01/2042	3,391,381
1,000,000	Newark Board of Education, GO, (BAM Insured) 4.00%, 07/15/2034	1,037,317
	State of New Jersey, GO
3,440,000	5.00%, 06/01/2025	3,658,224

The accompanying notes are an integral part of these financial statements.
75

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	New Jersey - 1.7% - (continued)
$ 2,000,000	5.00%, 06/01/2027	$ 2,123,825
2,870,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	3,101,848
		31,567,902
	New Mexico - 0.6%
1,045,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,063,573
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
3,975,000	3.00%, 01/01/2052	3,909,180
6,010,000	3.00%, 03/01/2053	5,892,107
		10,864,860
	New York - 12.0%
6,470,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	6,098,691
	City of New York, NY, GO
785,000	4.00%, 03/01/2038	790,455
4,900,000	5.00%, 08/01/2026	5,347,937
1,000,000	5.00%, 08/01/2032	1,112,723
5,000,000	5.00%, 08/01/2033	5,282,887
2,445,000	5.00%, 08/01/2034	2,697,182
1,375,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	1,305,858
7,500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(3)	7,019,442
	Metropolitan Transportation Auth, NY, Rev, (AGM Insured)
370,000	0.01%, 11/15/2027(4)	307,368
1,000,000	5.00%, 11/15/2030	1,096,238
1,025,000	5.00%, 11/15/2032	1,102,205
4,000,000	5.00%, 11/15/2034(3)	4,188,562
845,000	5.00%, 11/15/2036	905,751
9,005,000	5.00%, 11/15/2045(3)	9,757,946
5,755,000	5.00%, 11/15/2052	5,954,699
2,750,000	New York City Industrial Dev Agency, (AGM Insured) 3.00%, 01/01/2039	2,390,306
	New York City Transitional Finance Auth, Future Tax Secured Rev
2,000,000	4.00%, 11/01/2024	2,076,412
1,875,000	4.00%, 05/01/2035	1,921,651
2,000,000	4.00%, 11/01/2036	2,030,318
2,525,000	4.00%, 11/01/2037	2,556,855
3,460,000	4.00%, 05/01/2038	3,490,895
1,000,000	4.00%, 05/01/2039	1,005,723
2,000,000	5.00%, 08/01/2024	2,113,148
5,250,000	5.00%, 11/01/2031	6,002,556
2,345,000	5.00%, 11/01/2032	2,666,122
2,995,000	5.00%, 05/01/2036	3,292,603
3,335,000	New York City Water & Sewer System 5.00%, 06/15/2044	3,727,957
1,335,000	New York City, NY, Housing Dev Corp. 4.50%, 02/15/2048	1,318,473
1,180,000	New York City, NY, Industrial Dev Agency (AGM Insured), (AGM Insured) 5.00%, 03/01/2030	1,316,804
1,000,000	New York City, NY, Transitional Finance Auth Building Aid Rev, (State Aid Withholding Insured) 5.00%, 07/15/2026	1,080,483
	New York Liberty Dev Corp.
2,370,000	0.95%, 11/15/2027	2,014,758
2,145,000	1.20%, 11/15/2028	1,786,148
2,035,000	3.00%, 02/15/2042	1,717,453
3,375,000	5.00%, 11/15/2044(1)	3,408,484
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	New York - 12.0% - (continued)
	New York State Dormitory Auth Rev
$ 27,275,000	3.00%, 03/15/2041	$ 23,652,515
2,500,000	5.00%, 03/15/2030	2,646,941
2,500,000	5.00%, 03/15/2031	2,715,768
2,500,000	5.00%, 03/15/2033	2,711,492
3,800,000	5.00%, 03/15/2035	4,162,566
5,930,000	5.00%, 03/15/2036	6,171,184
4,000,000	5.00%, 03/15/2043	4,292,334
2,300,000	New York State Liberty Dev Corp. Rev 5.15%, 11/15/2034(1)	2,353,622
1,000,000	New York State Thruway Auth Rev 4.00%, 01/01/2037	1,020,907
	New York State Urban Dev Corp. Rev
4,275,000	3.00%, 03/15/2040	3,743,631
15,000,000	4.00%, 03/15/2037	15,185,802
3,315,000	5.00%, 03/15/2023	3,404,161
1,000,000	5.00%, 03/15/2026	1,022,882
	New York Transportation Dev Corp.
1,350,000	5.00%, 12/01/2023	1,386,694
265,000	5.00%, 12/01/2025	277,402
1,000,000	5.00%, 12/01/2029	1,087,115
1,000,000	5.00%, 12/01/2030	1,089,024
3,870,000	5.00%, 12/01/2033	4,081,948
1,000,000	New York Transportation Dev Corp. Rev 5.00%, 12/01/2031	1,082,363
	Port Auth of New York & New Jersey Rev
1,190,000	4.00%, 07/15/2040	1,196,035
2,750,000	5.00%, 10/15/2025	2,894,964
1,000,000	5.00%, 10/15/2028	1,072,602
4,500,000	5.00%, 11/01/2038	4,862,835
2,250,000	5.00%, 11/01/2044	2,415,094
	Sales Tax Asset Receivable Corp., NY
2,465,000	4.00%, 10/15/2032	2,560,873
2,500,000	5.00%, 10/15/2029	2,656,406
	State of New York Mortgage Agency
1,000,000	3.15%, 04/01/2024	1,002,021
1,330,000	3.25%, 10/01/2024	1,334,378
3,890,000	3.50%, 10/01/2032	3,889,408
195,000	3.50%, 10/01/2034	196,018
	Syracuse, NY, Industrial Dev Agency
320,000	5.00%, 01/01/2029	280,971
2,635,000	5.00%, 01/01/2031	2,215,702
2,340,000	Town of Oyster Bay, NY, GO, (BAM Insured) 5.00%, 08/15/2024	2,465,909
1,325,000	Triborough, NY, Bridge & Tunnel Auth 0.00%, 11/15/2031(4)	927,964
2,000,000	TSASC, Inc., NY 5.00%, 06/01/2026	2,129,275
	Westchester City, NY, Local Dev
3,420,000	2.88%, 07/01/2026(1)	3,274,435
3,950,000	3.20%, 07/01/2028(1)	3,711,773
		220,060,107
	North Carolina - 1.6%
	North Carolina Housing Finance Agency, (GNMA/FNMA/FHLMC Insured)
2,880,000	3.00%, 07/01/2051	2,830,760
1,370,000	4.00%, 07/01/2047	1,391,730
	North Carolina Medical Care Commission Rev
245,000	4.00%, 01/01/2026	241,464
565,000	5.00%, 01/01/2027	576,964
795,000	5.00%, 01/01/2028	812,232
275,000	5.00%, 01/01/2029	280,758
1,050,000	5.00%, 01/01/2039	1,037,076
3,670,000	5.00%, 01/01/2044	3,817,221

The accompanying notes are an integral part of these financial statements.
76

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	North Carolina - 1.6% - (continued)
	North Carolina Raleigh Durham Airport Auth Rev
$ 1,500,000	5.00%, 05/01/2027	$ 1,624,014
1,000,000	5.00%, 05/01/2030	1,071,239
15,000,000	University of North Carolina at Chapel Hill 0.43%, 12/01/2041, 1 mo. USD LIBOR + 0.125%(2)	14,948,704
		28,632,162
	North Dakota - 1.0%
	North Dakota Housing Finance Agency
3,415,000	3.00%, 07/01/2051	3,369,617
5,590,000	3.00%, 01/01/2052	5,503,883
5,635,000	3.00%, 07/01/2052	5,515,432
3,055,000	4.25%, 07/01/2049	3,131,132
		17,520,064
	Ohio - 2.6%
	Allen County, OH, Hospital Facs Rev
2,000,000	5.00%, 05/01/2023	2,000,000
2,750,000	5.00%, 12/01/2029	3,092,074
380,000	5.00%, 12/01/2030	425,900
	American Municipal Power, Inc.
1,000,000	4.00%, 02/15/2038	1,022,610
500,000	5.00%, 02/15/2025	533,610
300,000	5.00%, 02/15/2026	325,972
400,000	5.00%, 02/15/2027	441,302
	Buckeye, OH, Tobacco Settlement Finance Auth
18,645,000	0.00%, 06/01/2057(4)	2,466,911
18,255,000	5.00%, 06/01/2055	17,753,073
1,385,000	Cleveland, OH, Airport System Rev, (AGM Insured) 5.00%, 01/01/2023	1,412,404
430,000	Hamilton County, OH, Sales Tax Rev 5.00%, 12/01/2027	479,863
	Ohio Higher Educational Facility Commission
3,200,000	5.00%, 07/01/2036(7)	3,382,305
2,800,000	5.00%, 07/01/2037(7)	2,953,455
1,710,000	Ohio Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 3.75%, 09/01/2050	1,731,407
7,500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(1)	7,135,588
2,210,000	State of Ohio, Rev 5.00%, 12/15/2022	2,255,160
		47,411,634
	Oklahoma - 0.4%
	Oklahoma Dev Finance Auth
5,305,000	1.63%, 07/06/2023	5,215,740
935,000	5.25%, 08/15/2048	964,284
935,000	5.50%, 08/15/2057	981,952
		7,161,976
	Oregon - 2.8%
1,665,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038(6)	1,845,299
	Clackamas & Washington Counties, OR, School Dist No. 3, GO, (School Board Guaranty Insured)
500,000	0.00%, 06/15/2039(4)	249,611
2,500,000	0.01%, 06/15/2036(4)	1,440,338
405,000	0.01%, 06/15/2037(4)	222,861
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Oregon - 2.8% - (continued)
$ 8,200,000	Clackamas County, OR, School Dist No. 12, GO, (School Bond Guaranty Insured) 0.01%, 06/15/2040(4)	$ 3,821,668
10,420,000	Columbia County, OR, School Dist No. 502, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(4)	2,960,683
625,000	Jackson County, OR, School Dist No. 4, GO, (School Bond Guaranty Insured) 0.01%, 06/15/2034(4)	399,718
1,105,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.01%, 06/15/2037(4)	608,607
850,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	472,591
2,500,000	Oregon Health & Science University 4.00%, 07/01/2046	2,461,285
	Port of Portland, OR, Airport Rev
6,000,000	4.00%, 07/01/2035	6,055,122
4,000,000	4.00%, 07/01/2036	4,031,355
4,880,000	5.00%, 07/01/2031	5,310,296
3,920,000	5.00%, 07/01/2032	4,249,577
1,045,000	5.00%, 07/01/2033	1,171,206
	Salem Hospital Facs Auth, OR Rev
910,000	5.00%, 05/15/2038	961,535
720,000	5.00%, 05/15/2048	750,407
	State of Oregon Housing & Community Services Department
3,030,000	3.00%, 01/01/2052	2,989,325
1,640,000	4.50%, 01/01/2049	1,680,582
5,945,000	4.50%, 07/01/2049	6,103,453
	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Board Guaranty Insured)
1,500,000	0.01%, 06/15/2036(4)	899,629
1,600,000	0.01%, 06/15/2037(4)	917,771
1,790,000	0.01%, 06/15/2038(4)	979,599
		50,582,518
	Pennsylvania - 3.8%
	City of Philadelphia, PA, GO
1,550,000	5.00%, 02/01/2033	1,733,531
2,000,000	5.00%, 02/01/2034	2,234,918
1,555,000	5.00%, 02/01/2035	1,735,516
	City of Philadelphia, PA, Hospital & Higher Education Facs Auth, (AGM Insured)
1,000,000	4.00%, 07/01/2039	990,139
2,040,000	5.00%, 07/01/2036	2,260,027
2,415,000	5.00%, 07/01/2037	2,672,126
225,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	239,406
930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	1,032,200
	Commonwealth Finance Auth, PA
4,230,000	5.00%, 06/01/2026	4,540,285
125,000	5.00%, 06/01/2028	137,252
1,070,000	5.00%, 06/01/2029	1,169,776
145,000	5.00%, 06/01/2031	157,487
1,345,000	County of Beaver, PA, GO, (BAM Insured) 5.00%, 11/15/2022	1,368,934
1,000,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	1,099,984

The accompanying notes are an integral part of these financial statements.
77

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Pennsylvania - 3.8% - (continued)
	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured)
$ 2,440,000	5.00%, 04/01/2028	$ 2,706,598
1,105,000	5.00%, 04/01/2029	1,240,162
2,410,000	Harrisburg, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	2,642,777
2,000,000	Hempfield Area School Dist, (AGM State Aid Withholding Insured) 5.00%, 03/15/2048(7)	2,190,746
	Lancaster County, PA, Hospital Auth
635,000	5.00%, 07/01/2024	653,695
515,000	5.00%, 07/01/2025	534,463
	Lancaster Industrial, PA, Dev Auth
1,250,000	4.00%, 07/01/2051	1,076,302
1,750,000	4.00%, 07/01/2056	1,472,200
3,000,000	Montgomery County, PA, Higher Education and Health Authority 5.00%, 05/01/2047	3,304,722
	Montgomery County, PA, Industrial Dev Auth Rev
1,760,000	5.00%, 12/01/2044	1,887,025
2,455,000	5.00%, 12/01/2046	2,490,133
	Pennsylvania Higher Educational Facs Auth
1,500,000	5.00%, 05/01/2025	1,590,657
920,000	5.00%, 05/01/2032	994,921
	Pennsylvania Turnpike Commission Rev
500,000	5.00%, 12/01/2027	543,799
1,000,000	5.00%, 12/01/2029	1,098,719
1,590,000	5.00%, 12/01/2030	1,741,937
2,000,000	5.00%, 12/01/2033	2,182,121
2,615,000	5.00%, 12/01/2037	2,665,598
755,000	5.00%, 12/01/2042	826,190
	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured)
1,560,000	5.00%, 09/01/2022	1,577,762
2,000,000	5.00%, 09/01/2023	2,069,360
1,105,000	5.00%, 09/01/2025	1,180,495
1,100,000	5.00%, 09/01/2031	1,224,932
1,060,000	5.00%, 09/01/2032	1,178,239
	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured)
195,000	5.00%, 09/01/2032	219,592
950,000	5.00%, 09/01/2033	1,067,944
735,000	5.00%, 09/01/2034	825,190
500,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2038	535,399
	School Dist of Philadelphia/The, (State Aid Withholding Insured)
1,200,000	5.00%, 09/01/2024	1,259,868
1,310,000	5.00%, 09/01/2025	1,399,501
1,000,000	5.00%, 09/01/2026	1,085,676
1,000,000	5.00%, 09/01/2027	1,100,194
1,500,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	1,639,641
		69,578,139
	Puerto Rico - 0.9%
975,000	Puerto Rico Highway & Transportation Auth, (AGM Insured) 4.95%, 07/01/2026	981,316
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
10,000,000	4.33%, 07/01/2040	9,886,324
4,750,000	5.00%, 07/01/2058	4,868,560
		15,736,200
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Rhode Island - 0.7%
$ 1,975,000	City of Cranston RI, GO, 1.00%, 08/23/2022	$ 1,972,273
	Rhode Island Health & Educational Building Corp., (AGM ST APPROP Insured)
2,700,000	5.00%, 05/15/2027	2,886,949
2,020,000	5.00%, 05/15/2028	2,242,375
4,550,000	Rhode Island Housing & Mortgage Finance Corp., (GNMA/FNMA/FHLMC Insured) 4.00%, 10/01/2048	4,635,713
	Rhode Island Student Loan Auth
225,000	5.00%, 12/01/2027	245,614
1,000,000	5.00%, 12/01/2028	1,102,397
		13,085,321
	South Carolina - 1.9%
4,705,000	County of Lancaster SC 0.00%, 11/01/2039(4)	946,623
3,485,000	Piedmont Municipal Power Agency 5.00%, 01/01/2023	3,552,795
	South Carolina Jobs-Economic Dev Auth
4,355,000	5.00%, 05/01/2029	4,819,716
1,375,000	5.00%, 05/01/2048	1,476,599
1,000,000	5.25%, 08/01/2024	1,038,033
	South Carolina Port Auth
1,420,000	4.00%, 07/01/2034	1,429,577
1,240,000	5.00%, 07/01/2029	1,361,911
1,100,000	5.00%, 07/01/2030	1,204,107
5,090,000	5.00%, 07/01/2031	5,534,257
1,000,000	5.00%, 07/01/2033	1,076,737
	South Carolina Public Service Auth
3,000,000	4.00%, 12/01/2033	3,094,415
4,000,000	4.00%, 12/01/2037	4,059,386
1,000,000	5.00%, 12/01/2026	1,094,207
	South Carolina State Public Service Auth
1,460,000	5.00%, 12/01/2031	1,655,456
1,400,000	5.00%, 12/01/2032	1,589,646
		33,933,465
	South Dakota - 0.7%
2,830,000	South Dakota Housing Dev Auth, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2051	2,840,719
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,125,000	2.45%, 11/01/2023	1,124,643
990,000	3.00%, 11/01/2051	975,790
1,010,000	3.50%, 11/01/2046	1,016,104
2,310,000	3.75%, 11/01/2050	2,339,311
460,000	4.00%, 11/01/2047	467,775
	South Dakota State Educational Enhancement Funding Corp.
1,395,000	5.00%, 06/01/2024	1,438,244
2,000,000	5.00%, 06/01/2026	2,061,999
		12,264,585
	Tennessee - 0.6%
890,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	959,193
2,940,000	Metropolitan Gov't Nashville & Davidson County Health & Educational Facs Bd 5.00%, 07/01/2031	3,301,810
570,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	606,898
	Tennessee Housing Dev Agency
885,000	3.50%, 07/01/2045	890,134

The accompanying notes are an integral part of these financial statements.
78

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Tennessee - 0.6% - (continued)
$ 2,420,000	3.50%, 01/01/2047	$ 2,433,735
2,795,000	4.00%, 01/01/2049	2,845,293
		11,037,063
	Texas - 8.2%
2,505,000	Arlington Higher Education Finance Corp., (PSF-GTD Insured) 5.00%, 08/15/2038	2,848,937
1,000,000	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured) 5.00%, 08/15/2027	1,056,385
1,000,000	Arlington, TX, Special Tax Rev, (AGM Insured) 5.00%, 02/15/2034	1,059,464
	Central Texas Regional Mobility Auth
3,805,000	4.00%, 01/01/2037	3,857,126
1,000,000	5.00%, 01/01/2033	1,101,358
1,000,000	5.00%, 01/01/2036	1,093,447
1,500,000	Central Texas Turnpike System 5.00%, 08/15/2037	1,546,528
	City of Austin, TX, Airport System Rev
2,100,000	5.00%, 11/15/2022	2,132,783
595,000	5.00%, 11/15/2026	645,592
1,125,000	5.00%, 11/15/2028	1,210,039
560,000	5.00%, 11/15/2030	599,460
	City of Dallas, TX, Hotel Occupancy Tax Rev
2,015,000	4.00%, 08/15/2031	2,089,040
1,075,000	4.00%, 08/15/2033	1,108,828
1,250,000	4.00%, 08/15/2034	1,286,305
	City of Houston, TX, Hotel Occupancy Tax & Special Rev,, (AGM-CR AMBAC Insured)
1,060,000	0.00%, 09/01/2025(4)	958,022
1,285,000	0.00%, 09/01/2030(4)	960,768
330,000	0.00%, 09/01/2033(4)	213,464
	City of San Antonio, TX, Electric & Gas Systems Rev
3,685,000	1.75%, 02/01/2049(3)	3,526,970
3,790,000	5.00%, 02/01/2023(7)	3,871,985
1,965,000	5.00%, 02/01/2024(7)	2,055,017
1,085,000	5.00%, 02/01/2035	1,248,151
1,355,000	5.00%, 02/01/2038	1,540,033
2,550,000	Clear Creek, TX, Independent School Dist, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(3)	2,359,278
	Clifton, TX, Higher Education Finance Corp., (PSF-GTD Insured)
1,000,000	4.00%, 08/15/2029	1,061,266
1,050,000	4.00%, 08/15/2030	1,095,446
500,000	4.00%, 08/15/2031	520,208
1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,084,198
	Dallas-Fort Worth, TX, International Airport Rev
1,000,000	5.00%, 11/01/2023	1,038,366
1,000,000	5.00%, 11/01/2024	1,057,292
1,500,000	Grapevine-Colleyville, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	1,620,841
	Harris County - Houston, TX, Sports Auth
2,640,000	5.00%, 11/15/2030	2,760,433
500,000	5.00%, 11/15/2032	521,959
2,950,000	5.00%, 11/15/2034	3,076,173
1,605,000	Harris County, TX, Toll Road Auth Rev 5.00%, 08/15/2032	1,790,137
	Hidalgo County, TX, Regional Mobility Auth
500,000	5.00%, 12/01/2034	536,562
1,000,000	5.00%, 12/01/2035	1,070,666
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Texas - 8.2% - (continued)
$ 1,000,000	5.00%, 12/01/2036	$ 1,069,848
	Kerrville, TX, Health Facs Dev Corp.
1,300,000	5.00%, 08/15/2024	1,365,514
1,500,000	5.00%, 08/15/2035	1,594,470
1,580,000	La Joya, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2025	1,653,230
	Lower Alabama Gas Dist, Rev
9,855,000	4.00%, 12/01/2050(3)	10,043,819
4,000,000	5.00%, 09/01/2031	4,395,149
	New Hope, TX, Cultural Education Facs Finance Corp.
1,935,000	4.00%, 11/01/2055	1,737,623
3,375,000	5.00%, 11/01/2031	3,175,281
1,000,000	5.00%, 11/01/2046	825,860
19,400,000	North East Independent School Dist, (PSF-GTD Insured) 2.00%, 08/01/2052(3)	19,325,448
	North Texas Tollway Auth Rev, (AGC Insured)
5,000,000	0.00%, 01/01/2032(4)	3,533,828
1,000,000	5.00%, 01/01/2030	1,035,534
1,200,000	5.00%, 01/01/2035	1,275,427
1,440,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	1,560,979
1,000,000	Spring Branch, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/01/2026	1,067,225
	State of Texas, GO
21,545,000	0.47%, 06/01/2043(3)	21,545,000
1,500,000	4.00%, 08/01/2029	1,558,271
1,085,000	4.00%, 08/01/2030	1,126,122
2,575,000	Tarrant County, TX, Cultural Education Facs 5.00%, 10/01/2034	2,654,457
	Texas Municipal Gas Acquisition & Supply Corp. Rev
6,900,000	5.00%, 12/15/2032	7,495,623
1,340,000	6.25%, 12/15/2026	1,435,079
1,755,000	Texas Transportation Commission 0.00%, 08/01/2038(4)	854,395
1,080,000	Texas Transportation Commission State Highway Fund 0.43%, 04/01/2025	987,181
3,000,000	Waco Educational Finance Corp. 4.00%, 03/01/2051	2,869,696
		149,787,586
	Utah - 0.5%
5,705,000	Alpine School Dist, GO, (School Board Guaranty Insured) 5.00%, 03/15/2025	6,113,416
490,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	519,976
1,125,000	State of Utah, GO 3.00%, 07/01/2034	1,094,661
1,005,000	Utah Housing Corp. Rev, (FHA Insured) 4.00%, 01/01/2045	1,019,701
		8,747,754
	Vermont - 0.2%
	Vermont Housing Finance Agency
725,000	4.00%, 11/01/2045	732,232
900,000	4.00%, 11/01/2046	912,787
1,335,000	4.00%, 05/01/2048	1,351,979
		2,996,998
	Virginia - 2.2%
880,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	997,407
7,545,000	Halifax County, VA, Industrial Dev Auth 1.65%, 12/01/2041(3)	7,360,243

The accompanying notes are an integral part of these financial statements.
79

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Virginia - 2.2% - (continued)
$ 6,020,000	Hampton Roads Transportation, VA, Accountability Commission 5.00%, 07/01/2026	$ 6,601,052
1,875,000	Henrico County Economic Dev Auth 5.00%, 10/01/2047	1,995,497
	Virginia Small Business Financing Auth Rev
4,580,000	5.00%, 07/01/2035	4,928,883
2,820,000	5.00%, 12/31/2047	3,006,946
4,300,000	Virginia State College Building Auth 5.00%, 02/01/2025	4,587,887
	Virginia State Small Business Financing Auth Rev
3,000,000	4.00%, 01/01/2035(7)	2,976,659
1,250,000	4.00%, 07/01/2035(7)	1,238,846
1,000,000	4.00%, 01/01/2036(7)	987,979
1,100,000	4.00%, 01/01/2037(7)	1,082,061
1,470,000	5.00%, 01/01/2027	1,573,315
3,490,000	5.00%, 07/01/2034	3,773,004
		41,109,779
	Washington - 0.9%
2,060,000	Chelan County, WA, Public Utility Dist No. 1, (NATL Insured) 0.00%, 06/01/2028(4)	1,693,306
1,400,000	County of King, WA, GO 5.00%, 01/01/2031	1,593,301
3,000,000	Port of Seattle, WA, Rev 5.00%, 05/01/2033	3,229,368
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	831,156
2,000,000	5.00%, 03/01/2029	2,113,335
1,400,000	Washington State Housing Finance Commission 5.00%, 01/01/2049(1)	1,315,606
6,360,000	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2049	6,262,761
		17,038,833
	West Virginia - 0.1%
1,000,000	West Virginia Housing Dev Fund 2.80%, 11/01/2022	1,003,417
1,555,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(3)	1,549,188
		2,552,605
	Wisconsin - 3.4%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	1,851,798
	Public Finance Auth, WI
1,375,000	4.00%, 01/01/2042	1,338,379
2,550,000	4.00%, 07/01/2046	2,341,607
1,095,000	4.00%, 01/01/2047	1,046,915
1,530,000	4.00%, 07/01/2050	1,513,154
2,165,000	4.00%, 10/01/2051	2,012,707
1,305,000	5.00%, 09/01/2025(1)	1,334,231
2,940,000	5.00%, 07/01/2035	3,142,158
1,050,000	5.00%, 07/01/2036	1,121,239
2,875,000	5.00%, 10/01/2043(1)	2,896,819
2,340,000	5.00%, 10/01/2044	2,557,805
5,795,000	5.00%, 02/01/2052	5,888,395
2,015,000	5.00%, 10/01/2053(1)	2,014,909
3,275,000	5.00%, 02/01/2062	3,289,773
	Univ. of Wisconsin Hospitals & Clinics
1,060,000	4.00%, 04/01/2036	1,077,382
1,595,000	4.00%, 04/01/2039	1,604,903
1,350,000	Wisconsin Center Dist, WI, (AGM Insured) 0.00%, 12/15/2031(4)	928,209
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 98.5% - (continued)
	Wisconsin - 3.4% - (continued)
	Wisconsin Health & Educational Facs Auth Rev
$ 7,415,000	0.62%, 08/15/2054(2)		$ 7,415,000
1,100,000	4.00%, 01/01/2047		908,349
1,200,000	4.00%, 08/15/2051		1,140,303
1,700,000	4.00%, 08/15/2055		1,584,476
1,670,000	4.00%, 01/01/2057		1,311,736
3,000,000	5.00%, 11/15/2027		3,184,829
1,700,000	5.00%, 12/01/2028		1,802,048
7,275,000	5.00%, 11/01/2039		7,347,417
1,000,000	5.00%, 11/01/2054		977,995
	Wisconsin Housing & Economic Dev Auth
105,000	0.20%, 11/01/2038(3)		104,113
1,205,000	0.50%, 11/01/2050(3)		1,102,792
			62,839,441
	Wyoming - 0.0%
735,000	Wyoming Community Dev Auth 4.00%, 12/01/2046		746,163
	Total Municipal Bonds (cost $1,894,568,480)		$ 1,802,984,184
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	FHLMC - 0.2%
2,902,487	FHLMC 3.15%, 10/15/2036		$ 2,718,376
	Total U.S. Government Agencies (cost $2,960,107)		$ 2,718,376
	Total Long-Term Investments (Cost $1,897,528,587)		$ 1,805,702,560
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 1.4%
26,477,179	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $26,477,709; collateralized by U.S. Treasury Bond at 1.125%, maturing 05/15/2040, with a market value of $27,006,737		$ 26,477,179
	Total Short-Term Investments (cost $26,477,179)		$ 26,477,179
	Total Investments (cost $1,924,005,766)	100.1%	$ 1,832,179,739
	Other Assets and Liabilities	(0.1)%	(2,219,525)
	Total Net Assets	100.0%	$ 1,829,960,214
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.
80

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $38,869,476, representing 2.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $21,839,108 at April 30, 2022.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 1,802,984,184	$ —	$ 1,802,984,184	$ —
U.S. Government Agencies	2,718,376	—	2,718,376	—
Short-Term Investments	26,477,179	—	26,477,179	—
Total	$ 1,832,179,739	$ —	$ 1,832,179,739	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
81

Hartford Municipal Short Duration Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 101.7%
	Alabama - 2.4%
$ 400,000	Black Belt Energy Gas Dist, AL, 4.00%, 12/01/2022	$ 403,507
250,000	State of Alabama, Docks Department, (AGM Insured) 5.00%, 10/01/2024	262,394
350,000	State of Alabama, Troy University, (BAM Insured) 5.00%, 11/01/2024	370,923
		1,036,824
	Alaska - 0.2%
100,000	Northern Tobacco Securitization Corp. 0.50%, 06/01/2031	99,187
	Arizona - 0.8%
100,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2022	101,175
215,000	Tempe, AZ, Industrial Dev Auth Rev 4.00%, 12/01/2023	217,986
		319,161
	California - 5.8%
130,000	Bay Area Toll Auth 0.74%, 04/01/2056(1)	126,838
100,000	California County, CA, Tobacco Securitization Agency 4.00%, 06/01/2022	100,131
200,000	California Enterprise Dev Auth 5.00%, 08/01/2025	209,303
40,000	California Public Finance Auth 2.38%, 11/15/2028(2)	37,593
500,000	California State, GO Taxable 5.00%, 10/01/2024	530,552
	Cathedral City, CA, Redev Agency Successor Agency
55,000	4.00%, 08/01/2022	55,282
10,000	4.00%, 08/01/2023	10,177
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	98,153
125,000	4.00%, 09/01/2026	127,036
120,000	4.00%, 09/01/2027	121,879
300,000	City of Los Angeles, CA, Department of Airports 5.00%, 05/15/2027	331,240
100,000	Foothill-Eastern Transportation Corridor Agency, CA 5.00%, 01/15/2027	106,490
500,000	Los Angeles, CA, Department of Water & Power 5.00%, 07/01/2025	538,447
75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	76,552
		2,469,673
	Colorado - 1.8%
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	152,031
70,000	E-470 Public Highway, CO, Auth Rev 0.54%, 09/01/2039, 1 mo. USD SOFR + 0.350%(1)	68,592
	Regional, CO, Transportation Dist
325,000	5.00%, 01/15/2025	338,140
60,000	5.00%, 07/15/2025	62,796
30,000	University of Colorado 2.00%, 06/01/2051(3)	28,997
105,000	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured) 5.00%, 12/15/2022	106,899
		757,455
	Connecticut - 0.6%
	Connecticut State Health & Educational Facs Auth
230,000	1.10%, 07/01/2049(3)	215,863
50,000	5.00%, 07/01/2023	51,509
		267,372
	Florida - 5.4%
250,000	Alachua County, FL, Health Facs Auth 4.00%, 12/01/2023	256,436
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 101.7% - (continued)
	Florida - 5.4% - (continued)
$ 175,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2024	$ 182,166
60,000	City of Pompano Beach, FL 1.45%, 01/01/2027	54,147
	Florida Dev Finance Corp.
115,000	5.00%, 04/01/2023	117,962
125,000	5.00%, 04/01/2025	132,839
100,000	JEA, FL, Electric System Rev 5.00%, 10/01/2022	101,402
360,000	Miami-Dade County Expressway Auth, (BAM-TCRS Insured) 5.00%, 07/01/2025	379,055
50,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2024	52,360
145,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2022	146,973
250,000	Orange County, FL, Convention Center/Orlando 5.00%, 10/01/2023	259,329
135,000	Osceola County, FL, Transportation Rev 5.00%, 10/01/2025	143,234
115,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	111,433
135,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	127,961
145,000	St. Johns County, FL, Industrial Dev Auth 4.00%, 12/15/2024	146,287
100,000	Village Community Dev Dist No. 13 1.80%, 05/01/2026	93,087
		2,304,671
	Georgia - 1.7%
	Burke County, GA, Dev Auth Rev
250,000	1.55%, 12/01/2049(3)	249,422
100,000	3.00%, 11/01/2045(3)	100,554
	Main Street Natural Gas, Inc., GA
65,000	4.00%, 12/01/2023	66,046
50,000	4.00%, 08/01/2049(3)	51,234
	Municipal Electric Auth, GA
100,000	5.00%, 11/01/2022	101,493
140,000	5.00%, 01/01/2024	145,484
		714,233
	Idaho - 0.3%
100,000	Idaho Health Facs Auth 5.00%, 03/01/2027	109,268
	Illinois - 14.2%
40,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(4)	36,871
	Chicago, IL, Board of Education, GO, (NATL Insured)
55,000	0.00%, 12/01/2022(4)	54,235
150,000	0.01%, 12/01/2024(4)	137,728
200,000	5.00%, 12/01/2022	203,322
110,000	5.50%, 12/01/2026	117,623
80,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.00%, 12/01/2024	84,779
225,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	228,973
280,000	Chicago, IL, O'Hare International Airport, 5.00%, 01/01/2023	284,944
50,000	City of Chicago, IL, GO 5.00%, 01/01/2023	50,773
210,000	City of Chicago, IL, Wastewater Transmission Rev, (NATL Insured) 0.01%, 01/01/2024(4)	200,641
150,000	City of Decatur, IL, GO, (AGM Insured) 5.00%, 03/01/2023	152,970
200,000	Cook County, IL, GO 5.00%, 11/15/2022	203,283
100,000	Illinois Housing Dev Auth 3.05%, 08/01/2022	100,298

The accompanying notes are an integral part of these financial statements.
82

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 101.7% - (continued)
	Illinois - 14.2% - (continued)
	Illinois State Finance Auth Rev
$ 45,000	5.00%, 10/01/2023	$ 46,718
295,000	5.00%, 11/15/2023	306,320
75,000	5.00%, 05/15/2050(3)	78,376
85,000	Illinois State Toll Highway Auth 5.00%, 01/01/2037	89,259
100,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2026	109,286
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
225,000	0.00%, 02/01/2025(4)	208,239
205,000	5.00%, 02/01/2027	224,497
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
310,000	0.00%, 12/15/2022(4)	305,021
65,000	5.50%, 12/15/2023	67,248
150,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	150,428
200,000	Regional Transportation Auth, (NATL Insured) 6.50%, 07/01/2026	221,923
	Sales Tax Securitization Corp., IL
150,000	5.00%, 01/01/2024	156,500
540,000	5.00%, 01/01/2026	577,414
120,000	5.00%, 01/01/2027	130,050
	State of Illinois, GO
200,000	5.00%, 11/01/2022	202,838
100,000	5.00%, 10/01/2023	103,168
300,000	5.00%, 11/01/2025	318,229
250,000	5.00%, 03/01/2026	266,173
	State of Illinois, Sales Tax Rev
70,000	5.00%, 06/15/2026	74,458
400,000	5.00%, 06/15/2027	424,536
150,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2023	153,068
		6,070,189
	Indiana - 1.0%
250,000	Crown Point Multi School Building Corp. 5.00%, 07/15/2024	263,063
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
55,000	3.00%, 07/01/2051	54,243
125,000	3.00%, 07/01/2052	122,105
		439,411
	Iowa - 0.4%
30,000	Iowa Student Loan Liquidity Corp. 5.00%, 12/01/2022	30,544
145,000	Iowa Tobacco Settlement Auth 0.38%, 06/01/2030	144,792
		175,336
	Kentucky - 0.6%
40,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	41,393
200,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(3)	204,057
		245,450
	Louisiana - 1.1%
200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2023	203,625
170,000	Parish of St. John the Baptist, LA 2.13%, 06/01/2037(3)	165,103
100,000	State of Louisiana Gasoline & Fuels Tax Rev 0.70%, 05/01/2043, 1 mo. USD SOFR + 0.500%(1)	99,576
		468,304
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 101.7% - (continued)
	Maine - 0.6%
$ 250,000	Maine Health & Higher Educational Facs Auth, (AGM Insured) 5.00%, 07/01/2025	$ 267,648
	Maryland - 0.5%
195,000	Maryland Community Dev Administration 3.00%, 09/01/2051	191,405
	Massachusetts - 3.5%
	Massachusetts Dev Finance Agency, Rev
100,000	1.04%, 07/01/2049(1)(2)	99,834
100,000	3.50%, 10/01/2022(2)	100,505
150,000	5.00%, 07/01/2022	150,783
150,000	5.00%, 07/01/2024	156,649
770,000	5.00%, 07/01/2025	816,434
	Massachusetts Educational Financing Auth
80,000	5.00%, 07/01/2023	82,465
80,000	5.00%, 07/01/2024	83,426
		1,490,096
	Michigan - 0.6%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2026	254,956
	Minnesota - 2.3%
	Minnesota Housing Finance Agency Rev
490,000	3.00%, 01/01/2051	483,336
75,000	3.00%, 07/01/2052	73,537
400,000	Minnesota Housing Finance Agency, GO 5.00%, 09/01/2024	424,420
		981,293
	Mississippi - 0.6%
20,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	19,722
230,000	State of Mississippi Gaming Tax Rev, 5.00%, 10/15/2026	246,817
		266,539
	Missouri - 0.9%
50,000	City of St. Louis, MO, Airport Rev, (AGM Insured) 5.00%, 07/01/2023	51,410
100,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.00%, 05/15/2022	100,040
85,000	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 11/01/2052	84,346
150,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	153,594
		389,390
	Nebraska - 1.7%
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
185,000	3.00%, 03/01/2052	180,890
140,000	4.00%, 09/01/2048	142,496
300,000	Nebraska Public Power Dist 5.00%, 01/01/2026	326,108
100,000	Washington County, NE, Rev 0.90%, 09/01/2030(3)	93,964
		743,458
	Nevada - 1.6%
95,000	City of North Las Vegas, NV 3.50%, 06/01/2022	95,018
150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2024	155,897
25,000	City of Sparks, NV 2.50%, 06/15/2024(2)	24,554

The accompanying notes are an integral part of these financial statements.
83

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 101.7% - (continued)
	Nevada - 1.6% - (continued)
	Clark County, NV, School Dist, GO
$ 100,000	5.00%, 06/15/2025	$ 106,970
270,000	5.00%, 06/15/2026	293,508
		675,947
	New Hampshire - 0.5%
220,000	New Hampshire Business Finance Auth 4.00%, 01/01/2024	223,067
	New Jersey - 3.7%
200,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(4)	194,697
	New Jersey Economic Dev Auth
290,000	5.00%, 06/15/2022	291,195
75,000	5.00%, 06/15/2023	77,298
140,000	New Jersey Educational Facs Auth 5.00%, 07/01/2024	145,489
	New Jersey Transportation Trust Fund Auth
410,000	0.00%, 12/15/2026(4)	347,338
60,000	5.00%, 12/15/2023	62,215
40,000	5.00%, 12/15/2024	42,150
105,000	Newark, NJ, Board of Education, GO 5.00%, 07/15/2024	110,210
100,000	State of New Jersey, GO 5.00%, 06/01/2025	106,344
	Tobacco Settlement Financing Corp., NJ
125,000	5.00%, 06/01/2023	127,834
70,000	5.00%, 06/01/2025	73,634
		1,578,404
	New Mexico - 1.8%
250,000	City of Santa Fe, NM, Rev 2.63%, 05/15/2025	246,016
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
120,000	3.00%, 03/01/2053	117,646
55,000	3.75%, 03/01/2048	55,627
230,000	3.75%, 01/01/2050	232,839
95,000	4.00%, 01/01/2049	96,683
		748,811
	New York - 6.8%
135,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	127,252
755,000	City of New York, NY 5.00%, 08/01/2024	795,847
25,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	23,743
	Metropolitan Transportation Auth, NY, Rev
265,000	5.00%, 11/15/2024	280,946
500,000	5.00%, 11/15/2034(3)	523,570
180,000	New York Liberty Dev Corp. 0.95%, 11/15/2027	153,020
450,000	New York State Dormitory Auth 5.00%, 03/15/2026	485,119
	New York Transportation Dev Corp.
310,000	5.00%, 12/01/2025	327,090
200,000	5.00%, 12/01/2026	210,482
		2,927,069
	North Carolina - 0.9%
400,000	University of North Carolina at Chapel Hill 0.43%, 12/01/2041, 1 mo. USD LIBOR + 0.125%(1)	398,632
	North Dakota - 1.8%
	North Dakota Housing Finance Agency
115,000	3.00%, 07/01/2052	112,560
55,000	3.50%, 07/01/2046	55,320
605,000	3.75%, 07/01/2050	612,219
		780,099
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 101.7% - (continued)
	Ohio - 1.5%
	Cleveland, OH, Airport System Rev, (AGM Insured)
$ 60,000	5.00%, 01/01/2023	$ 61,187
150,000	5.00%, 01/01/2024	155,009
250,000	Ohio Turnpike & Infrastructure Commission 5.00%, 02/15/2024(5)	257,717
150,000	Southern Ohio Port Auth Rev 6.25%, 12/01/2025(2)	148,107
		622,020
	Oklahoma - 0.5%
225,000	Oklahoma Dev Finance Auth 1.63%, 07/06/2023	221,214
	Oregon - 0.3%
60,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	62,445
85,000	State of Oregon Housing & Community Services Department 3.50%, 07/01/2048	85,488
		147,933
	Pennsylvania - 3.9%
100,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	106,402
	Lehigh County, PA, Industrial Dev Auth
65,000	1.80%, 02/15/2027(3)	64,892
55,000	1.80%, 09/01/2029(3)	54,894
250,000	Montgomery County, PA, Higher Education and Health Auth 5.00%, 05/01/2024	262,205
470,000	Pennsylvania Higher Educational Facs Auth 5.00%, 05/01/2025	498,406
295,000	Pennsylvania Housing Finance Agency 3.00%, 10/01/2051	290,833
150,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2023	153,581
210,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2023	215,441
		1,646,654
	Puerto Rico - 1.4%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
244,000	0.00%, 07/01/2029(4)	194,981
408,000	0.01%, 07/01/2024(4)	383,163
		578,144
	Rhode Island - 1.6%
40,000	City of Cranston RI, GO, 1.00%, 08/23/2022	39,945
150,000	Rhode Island Health & Educational Building Corp., (Municipal Government Guaranteed Insured) 5.00%, 05/15/2022	150,175
	Rhode Island Student Loan Auth
15,000	3.00%, 12/01/2024	14,741
100,000	5.00%, 12/01/2023	103,751
350,000	5.00%, 12/01/2027	383,940
		692,552
	South Carolina - 0.7%
	Piedmont Municipal Power Agency
15,000	5.00%, 01/01/2023	15,292
70,000	5.00%, 01/01/2024	72,800
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2024	157,144
65,000	South Carolina State Public Service Auth 5.00%, 12/01/2025	69,965
		315,201

The accompanying notes are an integral part of these financial statements.
84

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 101.7% - (continued)
	South Dakota - 0.7%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
$ 25,000	3.00%, 11/01/2051	$ 24,641
290,000	4.00%, 05/01/2039	293,722
		318,363
	Tennessee - 2.6%
250,000	Chattanooga, TN, Health Educational & Housing Facs Board 5.00%, 08/01/2025	266,539
150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022(2)	149,327
	Tennessee Housing Dev Agency
465,000	1.25%, 01/01/2026	440,440
60,000	3.50%, 07/01/2045	60,348
95,000	3.50%, 01/01/2047	95,534
100,000	3.50%, 01/01/2048	100,576
		1,112,764
	Texas - 18.7%
100,000	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured) 4.00%, 12/01/2022	101,217
70,000	Big Sandy, TX, Independent School Dist Upshur County, GO, (PSF-GTD Insured) 5.00%, 02/15/2024	73,265
	Central Texas Turnpike System Rev
870,000	0.00%, 08/15/2026(4)	760,769
100,000	5.00%, 08/15/2024	104,384
250,000	City of Austin TX, Airport System Rev 5.00%, 11/15/2025(5)	267,042
350,000	City of Dallas, TX, Hotel Occupancy Tax Rev 4.00%, 08/15/2027	367,598
1,770,000	City of Houston, TX 5.00%, 03/01/2027	1,958,408
180,000	City of Houston, TX, Airport System Rev 5.00%, 07/01/2027	181,088
	City of Houston, TX, Hotel Occupancy Tax & Special Rev
40,000	4.00%, 09/01/2024	41,164
30,000	4.00%, 09/01/2026	31,420
105,000	City of San Antonio, TX, Airport System Rev 5.00%, 07/01/2022	105,555
	City of San Antonio, TX, Electric & Gas Systems Rev
95,000	1.75%, 02/01/2049(3)	90,926
145,000	5.00%, 02/01/2024(5)	151,643
290,000	City of San Antonio, TX, GO 5.00%, 08/01/2024	306,668
1,000,000	Fort Bend Independent School Dist 3.00%, 08/01/2052(3)(5)	1,005,844
50,000	Harris County, TX, Metropolitan Transportation Auth 5.00%, 11/01/2022	50,809
100,000	Hidalgo County, TX, Regional Mobility Auth 5.00%, 12/01/2028	107,586
500,000	North East Independent School Dist, (PSF-GTD Insured) 2.00%, 08/01/2052(3)	498,079
300,000	San Antonio Water System 1.00%, 05/01/2043(3)	273,778
750,000	Texas Department of Housing & Community Affairs, (GNMA/FNMA/FHLMC Insured) 3.50%, 07/01/2052	750,644
350,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2027	372,568
425,000	Texas Transportation Commission State Highway Fund 0.43%, 04/01/2025	388,474
		7,988,929
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 101.7% - (continued)
	Utah - 0.3%
$ 130,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033		$ 137,953
	Virginia - 0.7%
190,000	Halifax County, VA, Industrial Dev Auth 1.65%, 12/01/2041(3)		185,347
120,000	Hampton Roads Transportation, VA, Accountability Commission 5.00%, 07/01/2026		131,583
			316,930
	Washington - 0.7%
195,000	Tobacco Settlement Auth, WA 5.00%, 06/01/2024		200,443
100,000	Washington State Housing Finance Commission 2.38%, 01/01/2026(2)		94,874
			295,317
	West Virginia - 1.4%
500,000	West Virginia Parkways Auth 5.00%, 06/01/2026		547,645
55,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(3)		54,794
			602,439
	Wisconsin - 2.6%
	Public Finance Auth, WI, (AGM Insured)
150,000	4.00%, 07/01/2025		154,004
225,000	4.00%, 07/01/2026		233,732
70,000	4.00%, 10/01/2027		72,725
	Wisconsin Health & Educational Facs Auth Rev
180,000	0.62%, 08/15/2054(1)		180,000
210,000	4.00%, 01/01/2025		211,098
200,000	5.00%, 11/01/2025		206,067
40,000	Wisconsin Housing & Economic Dev Auth 0.50%, 11/01/2050(3)		36,607
			1,094,233
	Total Municipal Bonds (cost $45,347,572)		$ 43,483,994
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
219,130	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $219,134; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $223,574		$ 219,130
	Total Short-Term Investments (cost $219,130)		$ 219,130
	Total Investments (cost $45,566,702)	102.2%	$ 43,703,124
	Other Assets and Liabilities	(2.2)%	(936,563)
	Total Net Assets	100.0%	$ 42,766,561
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.
85

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

See “Glossary” for abbreviation descriptions.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $654,794, representing 1.5% of net assets.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,686,147 at April 30, 2022.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 43,483,994	$ —	$ 43,483,994	$ —
Short-Term Investments	219,130	—	219,130	—
Total	$ 43,703,124	$ —	$ 43,703,124	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
86

The Hartford Short Duration Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2%
	Asset-Backed - Automobile - 1.1%
$ 1,700,000	Avid Automobile Receivables Trust 1.18%, 08/15/2025(1)	$ 1,651,959
2,720,000	CIG Auto Receivables Trust 1.49%, 08/12/2026(1)	2,611,168
	Credit Acceptance Auto Loan Trust
1,790,000	1.00%, 05/15/2030(1)	1,713,897
1,565,000	1.26%, 10/15/2030(1)	1,492,008
3,600,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	3,383,196
	JP Morgan Chase Bank NA
2,534,004	0.89%, 12/26/2028(1)	2,477,076
2,370,704	0.99%, 01/25/2028(1)	2,346,463
5,765,307	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	5,649,470
		21,325,237
	Asset-Backed - Credit Card - 0.3%
5,575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	5,397,858
	Asset-Backed - Finance & Insurance - 1.6%
2,250,000	Apidos CLO 2.12%, 04/15/2031, 3 mo. USD LIBOR + 1.080%(1)(2)	2,238,705
4,029,681	Aqua Finance Trust 1.54%, 07/17/2046(1)	3,800,837
134,778	Bayview Koitere Fund Trust 4.00%, 11/28/2053(1)(3)	132,938
	CIFC Funding Ltd.
3,550,000	2.10%, 04/20/2031, 3 mo. USD LIBOR + 1.040%(1)(2)	3,520,752
3,425,000	2.25%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	3,402,471
6,450,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	6,084,533
146,804	Conn's Receivables Funding LLC 1.71%, 06/16/2025(1)	146,686
	DB Master Finance LLC
7,231,875	2.05%, 11/20/2051(1)	6,496,169
991,575	4.02%, 05/20/2049(1)	989,233
255,385	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	249,923
1,447,646	FCI Funding LLC 1.13%, 04/15/2033(1)	1,409,134
1,600,000	LCM 31 Ltd. 1.38%, 01/20/2032, 3 mo. USD LIBOR + 1.200%(1)(2)	1,590,706
1,250,000	Octagon Investment Partners Ltd. 2.06%, 07/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	1,240,951
31,256	OneMain Financial Issuance Trust 3.48%, 02/14/2031(1)	31,249
609,827	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	600,732
142,369	Towd Point Mortgage Trust 2.25%, 07/25/2056(1)(3)	142,217
7,136	Z Capital Credit Partners CLO Ltd. 2.49%, 07/16/2027, 3 mo. USD LIBOR + 1.450%(1)(2)	7,122
		32,084,358
	Asset-Backed - Home Equity - 0.0%
153,889	Accredited Mortgage Loan Trust 1.35%, 01/25/2035, 1 mo. USD LIBOR + 0.680%(2)	153,451
330,247	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1.43%, 01/25/2035, 1 mo. USD LIBOR + 0.760%(2)	329,093
		482,544
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Commercial Mortgage-Backed Securities - 2.0%
$ 1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	$ 1,324,297
2,535,000	BX Commercial Mortgage Trust 1.21%, 05/15/2038, 1 mo. USD LIBOR + 0.652%(1)(2)	2,470,834
1,170,881	CF Hippolyta LLC 2.28%, 07/15/2060(1)	1,090,857
2,360,000	CityLine Commercial Mortgage Trust 2.87%, 11/10/2031(1)(3)	2,325,282
4,394,964	CSMC Trust 2.26%, 08/15/2037(1)	4,127,314
2,900,000	FREMF Mortgage Trust 3.98%, 01/25/2048(1)(3)	2,889,960
	GS Mortgage Securities Trust
4,235,000	2.75%, 02/10/2037(1)	4,061,846
6,830,000	3.12%, 11/10/2045	6,844,581
1,482,322	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,248,857
5,500,000	Morgan Stanley Capital Trust 3.91%, 09/09/2032(1)	5,415,003
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	9,130,665
		40,929,496
	Other Asset-Backed Securities - 5.9%
	Affirm Asset Securitization Trust
1,784,904	1.07%, 08/15/2025(1)	1,752,863
1,555,498	1.90%, 01/15/2025(1)	1,540,752
514,797	3.46%, 10/15/2024(1)	515,233
1,068,700	Amur Equipment Finance Receivables LLC 0.75%, 11/20/2026(1)	1,043,555
2,235,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,151,398
402,047	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	394,112
	Bayview Opportunity Master Fund Trust
187,666	3.50%, 01/28/2055(1)(3)	186,231
326,391	3.50%, 06/28/2057(1)(3)	322,913
460,355	4.00%, 10/28/2064(1)(3)	452,557
3,000,000	Benefit Street Partners CLO Ltd. 1.99%, 10/15/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	2,975,001
5,000,000	BSPRT Issuer Ltd. 1.77%, 02/15/2037, 1 mo. USD SOFR + 1.500%(1)(2)	4,978,177
	Carlyle Global Market Strategies CLO Ltd.
1,495,453	2.01%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	1,482,802
4,115,000	2.04%, 07/20/2031, 3 mo. USD LIBOR + 0.980%(1)(2)	4,083,508
1,000,000	2.44%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	980,288
4,745,000	CIFC Funding Ltd. 2.19%, 07/15/2036, 3 mo. USD LIBOR + 1.150%(1)(2)	4,699,420
1,080,000	Dryden Senior Loan Fund 2.01%, 04/15/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	1,069,460
2,161,042	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,916,708
1,650,000	Goldentree Loan Management U.S. CLO Ltd. 1.97%, 11/20/2030, 3 mo. USD LIBOR + 0.910%(1)(2)	1,635,706
	KKR CLO Ltd.
1,190,000	2.04%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	1,179,109
1,450,000	2.22%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(2)	1,443,139
3,270,000	LCM XXIV Ltd. 2.04%, 03/20/2030, 3 mo. USD LIBOR + 0.980%(1)(2)	3,245,462

The accompanying notes are an integral part of these financial statements.
87

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Other Asset-Backed Securities - 5.9% - (continued)
	Marlette Funding Trust
$ 1,465,000	1.06%, 09/15/2031(1)	$ 1,414,792
7,449,000	1.30%, 12/15/2031(1)	6,992,747
439,706	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	432,791
	Neuberger Berman Loan Advisers CLO Ltd.
5,415,000	1.97%, 10/18/2029, 3 mo. USD LIBOR + 0.930%(1)(2)	5,377,642
3,825,000	2.06%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	3,807,700
	Palmer Square Loan Funding Ltd.
3,222,596	1.84%, 10/15/2029, 3 mo. USD LIBOR + 0.080%(1)(2)	3,193,129
6,049,217	1.86%, 07/20/2029, 3 mo. USD LIBOR + 0.800%(1)(2)	6,000,019
779,310	Progress Residential Trust 1.05%, 04/17/2038(1)	699,039
1,613,546	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,441,884
2,940,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	2,859,681
	SoFi Consumer Loan Program Trust
1,010,000	1.30%, 09/25/2030(1)	953,092
28,167	2.02%, 01/25/2029(1)	28,172
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	857,879
3,285,000	1.89%, 08/25/2045(1)	3,040,865
3,560,000	3.08%, 10/25/2044(1)	3,471,837
2,770,000	Symphony Static CLO Ltd. 2.01%, 10/25/2029, 3 mo. USD LIBOR + 0.830%(1)(2)	2,744,461
6,450,000	TCI Symphony CLO 2.04%, 10/13/2032, 3 mo. USD LIBOR + 1.020%(1)(2)	6,379,772
324,610	Towd Point Mortgage Trust 2.75%, 04/25/2057(1)(3)	323,809
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,489,617
4,875,000	2.17%, 10/15/2046(1)	4,458,772
2,506,333	3.19%, 07/15/2044(1)	2,451,260
1,260,413	4.20%, 11/16/2043(1)	1,264,730
5,450,000	Venture CLO Ltd. 2.22%, 07/15/2032, 3 mo. USD LIBOR + 1.180%(1)(2)	5,413,665
	Voya CLO Ltd.
4,968,686	2.06%, 04/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	4,939,072
1,650,000	2.10%, 04/15/2031, 3 mo. USD LIBOR + 1.060%(1)(2)	1,638,141
4,000,000	2.15%, 04/25/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	3,985,264
		118,708,226
	Whole Loan Collateral CMO - 10.3%
	Angel Oak Mortgage Trust
1,434,032	0.91%, 01/25/2066(1)(3)	1,389,782
5,409,073	0.95%, 07/25/2066(1)(3)	5,122,582
1,462,768	0.99%, 04/25/2053(1)(3)	1,434,506
2,007,425	1.04%, 01/20/2065(1)(3)	1,881,075
2,509,067	1.07%, 05/25/2066(1)(3)	2,342,593
4,151,884	1.46%, 09/25/2066(1)(3)	3,761,315
1,328,102	1.47%, 06/25/2065(1)(3)	1,300,070
2,161,883	1.69%, 04/25/2065(1)(3)	2,117,532
376,475	2.47%, 12/25/2059(1)(3)	370,384
	Angel Oak Mortgage Trust LLC
399,415	2.99%, 07/26/2049(1)(3)	398,256
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Whole Loan Collateral CMO - 10.3% - (continued)
$ 137,518	3.92%, 11/25/2048(1)(3)	$ 137,411
	Arroyo Mortgage Trust
2,462,090	1.18%, 10/25/2048(1)(3)	2,294,219
1,578,693	2.96%, 10/25/2048(1)(3)	1,539,405
496,987	3.81%, 01/25/2049(1)(3)	484,800
	BRAVO Residential Funding Trust
936,908	0.94%, 02/25/2049(1)(3)	882,743
1,178,433	1.45%, 05/25/2060(1)(3)	1,168,862
	Bunker Hill Loan Depositary Trust
1,031,974	1.72%, 02/25/2055(1)(3)	1,003,241
1,028,534	2.72%, 11/25/2059(1)(4)	1,021,954
444,106	CIM Trust 3.00%, 04/25/2057(1)(3)	444,906
	Citigroup Mortgage Loan Trust
768,167	3.08%, 02/25/2058(1)(3)	763,916
994,999	3.25%, 03/25/2061(1)(3)	986,199
	COLT Mortgage Loan Trust
732,408	0.80%, 07/27/2054(1)	727,481
2,434,071	0.86%, 05/25/2065(1)(3)	2,400,394
2,723,651	0.91%, 06/25/2066(1)(3)	2,432,600
1,806,618	0.92%, 08/25/2066(1)(3)	1,605,846
4,847,772	0.96%, 09/27/2066(1)(3)	4,300,255
6,489,257	1.11%, 10/25/2066(1)(3)	5,965,199
1,168,949	1.33%, 10/26/2065(1)(3)	1,164,897
5,977,453	1.39%, 01/25/2065(1)(3)	5,558,583
4,642,774	1.40%, 10/25/2066(1)(3)	4,241,091
29,703	1.85%, 03/25/2065(1)(3)	29,654
	CSMC Trust
2,973,904	0.81%, 05/25/2065(1)(3)	2,884,419
2,559,903	0.83%, 03/25/2056(1)(3)	2,456,967
4,150,314	1.02%, 04/25/2066(1)(3)	3,936,208
4,433,343	1.10%, 05/25/2066(1)(3)	4,165,322
3,685,699	1.17%, 07/25/2066(1)(3)	3,377,410
2,479,180	1.21%, 05/25/2065(1)(4)	2,385,363
4,843,791	2.00%, 01/25/2060(1)(3)	4,610,948
896,774	2.24%, 02/25/2050(1)(3)	864,855
	Deephaven Residential Mortgage Trust
740,097	0.72%, 05/25/2065(1)(3)	711,001
1,291,606	0.90%, 04/25/2066(1)(3)	1,198,351
128,922	1.69%, 05/25/2065(1)	128,699
	Ellington Financial Mortgage Trust
525,843	0.80%, 02/25/2066(1)(3)	487,374
974,724	0.93%, 06/25/2066(1)(3)	887,956
866,717	1.18%, 10/25/2065(1)(3)	855,016
4,564,460	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,157,800
	GCAT Trust
2,448,764	0.87%, 01/25/2066(1)(3)	2,352,667
2,361,387	1.04%, 05/25/2066(1)(3)	2,281,784
3,220,419	1.09%, 05/25/2066(1)(3)	3,020,215
4,352,936	1.09%, 08/25/2066(1)(3)	3,849,034
6,282,607	1.26%, 07/25/2066(1)(3)	5,914,521
2,742,992	1.47%, 04/25/2065(1)(3)	2,671,958
717,587	1.56%, 04/25/2065(1)(4)	699,672
500,360	2.25%, 01/25/2060(1)(4)	491,858
1,159,464	2.65%, 10/25/2068(1)(3)	1,130,470
298,894	Home Re Ltd. 2.27%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	298,380
	Imperial Fund Mortgage Trust
3,604,303	1.07%, 06/25/2056(1)(3)	3,334,496
2,689,324	1.07%, 09/25/2056(1)(3)	2,465,539
3,060,026	1.60%, 11/25/2056(1)(3)	2,756,366
2,575,000	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	2,726,874
5,000,000	MF1 Ltd. 1.62%, 02/19/2037, 1 mo. USD SOFR + 1.350%(1)(2)	4,926,250

The accompanying notes are an integral part of these financial statements.
88

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Whole Loan Collateral CMO - 10.3% - (continued)
	MFA Trust
$ 1,077,184	1.01%, 01/26/2065(1)(3)	$ 1,037,132
1,435,159	1.03%, 11/25/2064(1)(3)	1,311,946
1,325,277	1.15%, 04/25/2065(1)(3)	1,267,480
2,609,231	1.91%, 11/25/2056(1)(3)	2,405,579
	MFRA Trust
1,951,680	0.85%, 01/25/2056(1)(3)	1,861,476
736,143	1.48%, 03/25/2065(1)(3)	713,140
	Mill City Mortgage Loan Trust
4,875,788	1.13%, 11/25/2060(1)(3)	4,638,855
2,192,803	2.75%, 07/25/2059(1)(3)	2,167,800
629,104	2.75%, 01/25/2061(1)(3)	628,891
415,540	3.25%, 05/25/2062(1)(3)	412,191
659,895	3.50%, 05/25/2058(1)(3)	655,096
956,351	3.50%, 08/25/2058(1)(3)	949,546
	New Residential Mortgage Loan Trust
612,016	0.94%, 10/25/2058(1)(3)	588,362
1,431,629	1.42%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	1,414,948
746,451	1.65%, 05/24/2060(1)(3)	726,416
1,038,090	2.46%, 01/26/2060(1)(3)	1,009,009
288,818	3.25%, 09/25/2056(1)(3)	278,034
424,424	3.50%, 12/25/2057(1)(3)	422,628
284,692	3.75%, 11/26/2035(1)(3)	278,246
197,441	3.75%, 03/25/2056(1)(3)	192,984
336,281	3.75%, 11/25/2056(1)(3)	328,065
973,179	3.98%, 09/25/2057(1)(3)	966,006
599,213	4.00%, 02/25/2057(1)(3)	592,556
598,830	4.00%, 03/25/2057(1)(3)	588,712
415,389	4.00%, 04/25/2057(1)(3)	410,172
513,460	4.00%, 05/25/2057(1)(3)	502,881
497,739	4.00%, 12/25/2057(1)(3)	488,340
1,235,211	OBX Trust 1.05%, 07/25/2061(1)(3)	1,118,955
	Onslow Bay Mortgage Loan Trust
4,244,251	1.10%, 05/25/2061(1)(3)	3,947,398
4,883,863	1.96%, 10/25/2061(1)(3)	4,494,801
896,472	3.50%, 12/25/2049(1)(3)	863,854
124,644	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	124,535
6,103,569	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	5,813,582
	Starwood Mortgage Residential Trust
2,745,256	1.13%, 06/25/2056(1)(3)	2,571,885
2,111,057	1.22%, 05/25/2065(1)(3)	1,996,184
478,280	1.49%, 04/25/2065(1)(3)	469,675
372,797	2.28%, 02/25/2050(1)(3)	370,564
2,144,830	Toorak Mortgage Corp. Ltd. 1.15%, 07/25/2056(1)(3)	1,953,695
	Towd Point Mortgage Trust
2,910,514	1.75%, 10/25/2060(1)	2,701,676
523,980	2.75%, 10/25/2056(1)(3)	522,264
282,801	2.75%, 07/25/2057(1)(3)	282,232
575,108	2.75%, 10/25/2057(1)(3)	565,944
5,081,537	2.90%, 10/25/2059(1)(3)	4,969,123
1,077,322	3.25%, 03/25/2058(1)(3)	1,070,921
	Verus Securitization Trust
2,674,265	0.82%, 10/25/2063(1)(3)	2,605,340
1,598,167	0.82%, 01/25/2066(1)(3)	1,521,438
1,940,793	0.92%, 02/25/2064(1)(3)	1,893,140
4,062,539	1.01%, 09/25/2066(1)(3)	3,727,200
1,890,401	1.02%, 04/25/2064(1)(3)	1,796,811
1,181,367	1.03%, 02/25/2066(1)(3)	1,112,304
1,067,926	1.50%, 05/25/2065(1)(4)	1,037,658
329,458	2.42%, 01/25/2060(1)(4)	326,145
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Whole Loan Collateral CMO - 10.3% - (continued)
$ 395,637	2.64%, 11/25/2059(1)(4)	$ 394,777
1,233,670	Visio Trust 1.28%, 05/25/2056(1)	1,163,234
		207,551,350
	Total Asset & Commercial Mortgage-Backed Securities (cost $447,608,979)	$ 426,479,069
CORPORATE BONDS - 50.3%
	Aerospace/Defense - 0.3%
2,000,000	Boeing Co. 2.75%, 02/01/2026	$ 1,890,053
	L3Harris Technologies, Inc.
1,475,000	3.83%, 04/27/2025	1,475,134
2,275,000	3.85%, 06/15/2023	2,293,992
		5,659,179
	Agriculture - 0.2%
5,000,000	BAT Capital Corp. 2.79%, 09/06/2024	4,885,985
	Apparel - 0.3%
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,536,757
4,000,000	VF Corp. 2.40%, 04/23/2025	3,871,132
		6,407,889
	Auto Manufacturers - 3.1%
3,575,000	Daimler Finance NA LLC 1.45%, 03/02/2026(1)	3,269,765
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	3,811,077
3,125,000	3.35%, 11/01/2022	3,125,969
3,185,000	3.37%, 11/17/2023	3,137,225
4,250,000	3.38%, 11/13/2025	4,005,901
2,800,000	4.06%, 11/01/2024	2,738,855
	General Motors Financial Co., Inc.
3,650,000	1.20%, 10/15/2024	3,428,001
2,500,000	1.25%, 01/08/2026	2,237,336
4,000,000	1.50%, 06/10/2026	3,563,405
1,500,000	1.70%, 08/18/2023(5)	1,470,968
2,850,000	2.90%, 02/26/2025(5)	2,753,548
	Hyundai Capital America
4,250,000	1.00%, 09/17/2024(1)	3,957,175
2,500,000	2.38%, 02/10/2023(1)	2,487,305
1,825,000	4.13%, 06/08/2023(1)	1,843,725
2,500,000	Nissan Motor Co., Ltd. 3.04%, 09/15/2023(1)	2,475,914
12,150,000	Stellantis Finance U.S., Inc. 1.71%, 01/29/2027(1)	10,787,219
	Volkswagen Group of America Finance LLC
3,500,000	0.88%, 11/22/2023(1)	3,361,159
1,800,000	2.85%, 09/26/2024(1)	1,767,926
3,025,000	4.25%, 11/13/2023(1)	3,062,240
		63,284,713
	Auto Parts & Equipment - 0.0%
795,000	APTIV plc / APTIV Corp. 2.40%, 02/18/2025	764,856
	Beverages - 0.9%
3,000,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	3,007,799
7,095,000	Coca-Cola Europacific Partners plc 1.50%, 01/15/2027(1)	6,351,187
	JDE Peet's N.V.
5,325,000	0.80%, 09/24/2024(1)	4,973,342
5,375,000	1.38%, 01/15/2027(1)	4,692,385
		19,024,713

The accompanying notes are an integral part of these financial statements.
89

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.3% - (continued)
	Biotechnology - 0.5%
	Royalty Pharma plc
$ 3,800,000	0.75%, 09/02/2023	$ 3,678,573
6,200,000	1.20%, 09/02/2025	5,632,592
		9,311,165
	Chemicals - 0.2%
915,000	Celanese U.S. Holdings LLC 3.50%, 05/08/2024	911,564
2,350,000	International Flavors & Fragrances, Inc. 1.23%, 10/01/2025(1)	2,142,605
1,791,000	LYB International Finance LLC 1.25%, 10/01/2025	1,642,998
		4,697,167
	Commercial Banks - 13.6%
	Banco Santander S.A.
3,000,000	0.70%, 06/30/2024, (0.70% fixed rate until 06/30/2023; 12 mo. USD CMT + 0.450% thereafter)(6)	2,901,009
1,600,000	3.13%, 02/23/2023	1,605,052
600,000	3.85%, 04/12/2023	605,350
	Bank of America Corp.
4,700,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(6)	4,376,992
6,000,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(6)	5,417,680
2,500,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 1 mo. USD SOFR + 1.150% thereafter)(6)	2,292,194
2,000,000	1.49%, 05/19/2024, (1.49% fixed rate until 05/19/2023; 1 mo. USD SOFR + 1.460% thereafter)(6)	1,964,205
4,300,000	1.53%, 12/06/2025, (1.53% fixed rate until 12/06/2024; 3 mo. USD SOFR + 0.650% thereafter)(6)	4,032,586
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(6)	3,592,522
5,125,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(6)	4,851,666
3,750,000	3.88%, 08/01/2025	3,759,632
4,225,000	Banque Federative du Credit Mutuel S.A. 0.65%, 02/27/2024(1)	4,018,661
	Barclays plc
4,425,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(6)	4,222,029
3,950,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.050% thereafter)(6)	3,556,993
	BNP Paribas S.A.
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(6)	2,593,943
2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 1 mo. USD SOFR + 0.912% thereafter)(1)(6)	1,804,971
1,390,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 3 mo. USD SOFR + 1.228% thereafter)(1)(6)	1,266,319
	BPCE S.A.
2,000,000	1.00%, 01/20/2026(1)	1,789,927
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.3% - (continued)
	Commercial Banks - 13.6% - (continued)
$ 4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(6)	$ 4,414,256
840,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(1)(6)	751,985
3,000,000	2.38%, 01/14/2025(1)	2,869,492
1,500,000	4.00%, 09/12/2023(1)	1,508,400
4,500,000	Canadian Imperial Bank of Commerce 3.10%, 04/02/2024	4,477,744
	Citigroup, Inc.
1,695,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(6)	1,598,785
3,550,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(6)	3,171,811
6,740,000	1.28%, 11/03/2025, (1.28% fixed rate until 11/03/2024; 3 mo. USD SOFR + 0.528% thereafter)(6)	6,305,758
4,860,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD SOFR + 0.770% thereafter)(6)	4,329,306
4,000,000	Cooperatieve Rabobank UA 1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(6)	3,619,525
	Credit Agricole S.A.
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(6)	3,128,387
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(1)(6)	2,595,470
	Credit Suisse Group AG
5,000,000	1.25%, 08/07/2026	4,433,069
2,280,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(6)	1,997,353
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(6)	3,263,279
	Danske Bank A/S
3,000,000	1.17%, 12/08/2023, (1.17% fixed rate until 12/08/2022; 12 mo. USD CMT + 1.030% thereafter)(1)(6)	2,957,270
7,340,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 12 mo. USD CMT + 0.730% thereafter)(1)(6)	6,507,798
	Deutsche Bank AG
1,055,000	0.90%, 05/28/2024	996,206
2,000,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 3 mo. USD SOFR + 1.131% thereafter)(6)	1,890,053
3,000,000	2.22%, 09/18/2024, (2.22% fixed rate until 09/18/2023; 1 mo. USD SOFR + 2.159% thereafter)(6)	2,918,705
3,390,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(6)	3,000,272
3,745,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 3 mo. USD SOFR + 1.318% thereafter)(6)	3,333,290
2,425,000	Discover Bank 2.45%, 09/12/2024	2,362,050

The accompanying notes are an integral part of these financial statements.
90

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.3% - (continued)
	Commercial Banks - 13.6% - (continued)
$ 3,000,000	DNB Bank ASA 1.54%, 05/25/2027, (1.54% fixed rate until 05/25/2026; 12 mo. USD CMT + 0.720% thereafter)(1)(6)	$ 2,700,006
	Fifth Third Bancorp
2,430,000	2.38%, 01/28/2025	2,344,620
2,000,000	3.65%, 01/25/2024	2,006,046
975,000	4.06%, 04/25/2028	968,999
	Goldman Sachs Group, Inc.
1,250,000	0.86%, 02/12/2026, (0.86% fixed rate until 02/12/2025; 3 mo. USD SOFR + 0.609% thereafter)(6)	1,141,822
2,360,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(6)	2,112,141
2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 3 mo. USD SOFR + 0.818% thereafter)(6)	1,768,664
2,500,000	3.63%, 02/20/2024	2,505,439
	HSBC Holdings plc
7,455,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(6)	6,630,664
4,000,000	2.25%, 11/22/2027, (2.25% fixed rate until 11/22/2026; 3 mo. USD SOFR + 1.100% thereafter)(6)	3,621,440
3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD SOFR + 1.402% thereafter)(6)	3,370,029
	ING Groep N.V.
2,470,000	1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(6)	2,223,983
2,525,000	3.87%, 03/28/2026, (3.87% fixed rate until 03/28/2025; 3 mo. USD SOFR + 1.640% thereafter)(6)	2,497,494
	Intesa Sanpaolo S.p.A.
2,000,000	3.25%, 09/23/2024(1)	1,960,041
1,675,000	3.38%, 01/12/2023(1)	1,673,930
	JP Morgan Chase & Co.
2,345,000	0.56%, 02/16/2025, (0.56% fixed rate until 02/16/2024; 3 mo. USD SOFR + 0.420% thereafter)(6)	2,222,957
4,450,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD SOFR + 0.695% thereafter)(6)	3,965,495
4,200,000	1.05%, 11/19/2026, (1.05% fixed rate until 11/19/2025; 3 mo. USD SOFR + 0.800% thereafter)(6)	3,777,420
3,000,000	1.51%, 06/01/2024, (1.51% fixed rate until 06/01/2023; 1 mo. USD SOFR + 1.455% thereafter)(6)	2,952,918
4,600,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	4,412,924
3,750,000	3.90%, 07/15/2025	3,763,383
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(6)	2,993,698
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(6)	2,079,113
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.3% - (continued)
	Commercial Banks - 13.6% - (continued)
$ 2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(1)(6)	$ 1,819,634
3,000,000	3.19%, 11/28/2023, (3.19% fixed rate until 11/28/2022; 3 mo. USD LIBOR + 1.023% thereafter)(1)(6)	3,000,477
	Morgan Stanley
8,615,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(6)	7,991,569
3,425,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(6)	3,059,200
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 3 mo. USD SOFR + 0.858% thereafter)(6)	2,672,851
3,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(6)	2,699,774
2,675,000	4.00%, 07/23/2025	2,673,979
3,425,000	National Bank of Canada 0.55%, 11/15/2024, (0.55% fixed rate until 11/15/2023; 12 mo. USD CMT + 0.400% thereafter)(6)	3,277,657
	Natwest Group plc
3,335,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(6)	2,967,340
800,000	6.00%, 12/19/2023	821,793
3,385,000	NatWest Markets plc 0.80%, 08/12/2024(1)	3,169,431
1,500,000	Regions Financial Corp. 2.25%, 05/18/2025	1,440,053
3,900,000	Royal Bank of Canada 2.25%, 11/01/2024	3,784,903
3,035,000	Santander Holdings USA, Inc. 3.45%, 06/02/2025	2,981,035
3,500,000	Societe Generale S.A. 2.23%, 01/21/2026, (2.23% fixed rate until 01/21/2025; 12 mo. USD CMT + 1.050% thereafter)(1)(6)	3,270,033
	Standard Chartered plc
770,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.880% thereafter)(1)(6)	728,829
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(6)	1,841,370
2,000,000	Truist Financial Corp. 1.20%, 08/05/2025	1,860,027
740,000	UBS AG 1.25%, 06/01/2026(1)	666,085
	UBS Group AG
4,230,000	1.01%, 07/30/2024, (1.01% fixed rate until 07/30/2023; 12 mo. USD CMT + 0.830% thereafter)(1)(6)	4,107,575
5,170,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(6)	4,590,497
2,100,000	4.13%, 04/15/2026(1)	2,084,231
5,230,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(6)	4,609,887
	Wells Fargo & Co.
1,635,000	0.81%, 05/19/2025, (0.81% fixed rate until 05/19/2024; 3 mo. USD SOFR + 0.510% thereafter)(6)	1,541,234

The accompanying notes are an integral part of these financial statements.
91

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.3% - (continued)
	Commercial Banks - 13.6% - (continued)
$ 7,500,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(5)(6)	$ 7,118,103
4,650,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(6)	4,468,113
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(6)	4,804,126
		274,825,027
	Commercial Services - 1.3%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,666,444
3,365,000	Equifax, Inc. 2.60%, 12/01/2024	3,278,694
	Global Payments, Inc.
9,000,000	1.20%, 03/01/2026	8,090,419
2,345,000	2.65%, 02/15/2025	2,264,075
1,500,000	4.00%, 06/01/2023	1,512,124
	Howard University
1,965,000	2.42%, 10/01/2024	1,906,352
655,000	2.52%, 10/01/2025	618,573
	Howard University, (AGM Insured)
500,000	1.99%, 10/01/2025	461,245
1,685,000	2.74%, 10/01/2022	1,681,541
1,175,000	S&P Global, Inc. 2.45%, 03/01/2027(1)	1,107,738
2,775,000	Sodexo, Inc. 1.63%, 04/16/2026(1)	2,528,843
		26,116,048
	Construction Materials - 0.2%
849,000	Carrier Global Corp. 2.24%, 02/15/2025	813,135
2,380,000	Lennox International, Inc. 1.35%, 08/01/2025	2,204,613
		3,017,748
	Diversified Financial Services - 3.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4,550,000	1.75%, 10/29/2024	4,235,144
1,000,000	1.75%, 01/30/2026	889,648
3,420,000	2.45%, 10/29/2026	3,045,613
5,650,000	3.15%, 02/15/2024	5,514,119
910,000	3.30%, 01/23/2023	909,741
1,880,000	4.50%, 09/15/2023	1,884,220
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,194,143
1,400,000	4.40%, 09/25/2023	1,406,362
3,050,000	5.25%, 08/11/2025(1)	3,044,159
	Ally Financial, Inc.
2,690,000	3.88%, 05/21/2024	2,700,221
3,000,000	5.13%, 09/30/2024	3,089,384
	Aviation Capital Group LLC
2,650,000	3.88%, 05/01/2023(1)	2,644,158
4,000,000	4.88%, 10/01/2025(1)	3,983,804
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	3,993,291
2,000,000	4.25%, 04/15/2026(1)	1,919,219
2,950,000	5.13%, 10/01/2023(1)	2,984,114
2,490,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	2,387,263
1,755,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,763,993
2,500,000	CNA Financial Corp. 7.25%, 11/15/2023	2,649,299
4,125,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	3,980,143
2,000,000	Navient Corp. 5.88%, 10/25/2024	1,985,000
2,105,000	OneMain Finance Corp. 6.13%, 03/15/2024	2,113,062
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.3% - (continued)
	Diversified Financial Services - 3.4% - (continued)
$ 300,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(1)	$ 300,873
1,245,000	Synchrony Financial 4.38%, 03/19/2024	1,255,699
	Western Union Co.
4,000,000	1.35%, 03/15/2026	3,626,907
4,925,000	2.85%, 01/10/2025	4,779,607
		68,279,186
	Electric - 1.8%
4,000,000	AES Corp. 1.38%, 01/15/2026	3,586,108
2,500,000	Ameren Corp. 2.50%, 09/15/2024	2,454,660
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,261,256
2,475,000	Dominion Energy, Inc. 3.07%, 08/15/2024(4)	2,443,272
	Edison International
2,750,000	2.95%, 03/15/2023	2,740,767
1,840,000	3.55%, 11/15/2024	1,818,727
3,230,000	Enel Finance International N.V. 1.38%, 07/12/2026(1)	2,893,425
3,760,000	Evergy, Inc. 2.45%, 09/15/2024	3,640,210
890,000	Eversource Energy 3.80%, 12/01/2023	898,742
970,000	FirstEnergy Corp. 3.35%, 07/15/2022	967,575
	Israel Electric Corp. Ltd.
1,300,000	6.88%, 06/21/2023(1)	1,348,937
410,000	6.88%, 06/21/2023(7)	425,434
4,680,000	Pacific Gas and Electric Co. 1.70%, 11/15/2023	4,546,363
	Public Service Enterprise Group, Inc.
3,500,000	0.80%, 08/15/2025	3,190,769
3,410,000	2.88%, 06/15/2024	3,356,338
		36,572,583
	Electronics - 1.1%
4,850,000	Flex Ltd. 3.75%, 02/01/2026	4,736,398
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,611,244
870,000	Keysight Technologies, Inc. 4.55%, 10/30/2024	880,628
	Roper Technologies, Inc.
5,325,000	1.00%, 09/15/2025	4,873,349
3,225,000	2.35%, 09/15/2024	3,134,713
6,200,000	SYNNEX Corp. 1.25%, 08/09/2024(1)	5,832,075
		23,068,407
	Entertainment - 0.6%
	Magallanes, Inc.
5,520,000	3.64%, 03/15/2025(1)	5,432,002
6,490,000	3.76%, 03/15/2027(1)	6,258,350
		11,690,352
	Environmental Control - 0.1%
1,140,000	Republic Services, Inc. 0.88%, 11/15/2025	1,033,587
	Food - 0.5%
3,325,000	Conagra Brands, Inc. 4.30%, 05/01/2024	3,367,884
4,500,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	4,306,114
2,105,000	Mondelez International, Inc. 2.63%, 03/17/2027	1,987,056
		9,661,054
	Gas - 0.3%
975,000	East Ohio Gas Co. 1.30%, 06/15/2025(1)	906,285
6,180,000	NiSource, Inc. 0.95%, 08/15/2025	5,607,627
		6,513,912

The accompanying notes are an integral part of these financial statements.
92

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.3% - (continued)
	Healthcare - Products - 0.2%
$ 989,000	Boston Scientific Corp. 3.45%, 03/01/2024	$ 990,333
2,870,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	2,781,711
		3,772,044
	Healthcare - Services - 1.2%
2,720,000	Anthem, Inc. 2.38%, 01/15/2025	2,634,379
1,960,000	Bon Secours Mercy Health, Inc. 1.35%, 06/01/2025	1,808,304
	CommonSpirit Health
2,985,000	1.55%, 10/01/2025	2,769,120
3,771,000	2.76%, 10/01/2024	3,693,958
4,175,000	HCA, Inc. 3.13%, 03/15/2027(1)	3,929,983
6,225,000	Humana, Inc. 1.35%, 02/03/2027	5,502,926
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,761,676
1,590,000	UnitedHealth Group, Inc. 1.25%, 01/15/2026	1,468,355
		23,568,701
	Home Builders - 0.1%
	Lennar Corp.
850,000	4.50%, 04/30/2024	862,803
834,000	4.88%, 12/15/2023	848,166
		1,710,969
	Household Products - 0.4%
4,125,000	GSK Consumer Healthcare Capital UK PLC 3.13%, 03/24/2025(1)	4,046,310
3,135,000	GSK Consumer Healthcare Capital US LLC 3.38%, 03/24/2027(1)	3,035,558
		7,081,868
	Insurance - 1.9%
3,000,000	American International Group, Inc. 2.50%, 06/30/2025	2,884,895
1,080,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	1,029,318
1,250,000	Assurant, Inc. 4.20%, 09/27/2023	1,266,520
3,000,000	Athene Global Funding 1.73%, 10/02/2026(1)	2,666,194
	Brighthouse Financial Global Funding
590,000	1.00%, 04/12/2024(1)	561,894
3,020,000	1.55%, 05/24/2026(1)	2,739,926
2,865,000	1.75%, 01/13/2025(1)	2,703,685
	CNO Global Funding Secured
1,615,000	1.65%, 01/06/2025(1)	1,525,164
2,355,000	1.75%, 10/07/2026(1)	2,128,073
5,100,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	4,945,344
	Equitable Financial Life Global Funding
2,000,000	1.00%, 01/09/2026(1)	1,800,794
2,020,000	1.40%, 07/07/2025(1)	1,883,438
2,315,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	2,343,076
4,735,000	Pacific Life Global Funding 1.20%, 06/24/2025(1)	4,377,127
785,000	Principal Life Global Funding 1.25%, 06/23/2025(1)	728,903
3,000,000	Radian Group, Inc. 6.63%, 03/15/2025	3,054,390
2,250,000	Willis North America, Inc. 3.60%, 05/15/2024	2,241,960
		38,880,701
	Internet - 0.6%
912,000	Expedia Group, Inc. 4.63%, 08/01/2027	917,013
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.3% - (continued)
	Internet - 0.6% - (continued)
$ 1,535,000	Meituan 2.13%, 10/28/2025(1)	$ 1,361,453
	Netflix, Inc.
7,550,000	3.63%, 06/15/2025(1)	7,380,125
2,500,000	4.38%, 11/15/2026	2,484,275
		12,142,866
	Investment Company Security - 0.6%
	FS KKR Capital Corp.
6,075,000	1.65%, 10/12/2024	5,690,414
4,275,000	3.25%, 07/15/2027(5)	3,875,707
3,700,000	Owl Rock Capital Corp. 2.63%, 01/15/2027	3,263,358
		12,829,479
	Iron/Steel - 0.4%
	Steel Dynamics, Inc.
395,000	2.40%, 06/15/2025	377,172
7,000,000	2.80%, 12/15/2024	6,853,437
		7,230,609
	IT Services - 0.9%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	3,779,063
4,000,000	HP, Inc. 2.20%, 06/17/2025	3,801,797
3,850,000	Leidos, Inc. 2.95%, 05/15/2023	3,830,877
	Seagate HDD Cayman
3,150,000	4.75%, 06/01/2023	3,165,750
700,000	4.88%, 03/01/2024	703,500
4,150,000	SYNNEX Corp. 1.75%, 08/09/2026(1)	3,731,183
		19,012,170
	Leisure Time - 0.1%
2,885,000	Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022	2,888,606
	Lodging - 1.1%
4,325,000	Genting New York LLC 3.30%, 02/15/2026(1)	3,955,760
	Hyatt Hotels Corp.
1,525,000	1.30%, 10/01/2023	1,482,139
2,570,000	1.80%, 10/01/2024	2,444,327
3,000,000	4.85%, 03/15/2026	3,021,826
5,090,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	4,890,235
	Marriott International, Inc.
1,565,000	2.13%, 10/03/2022(5)	1,560,798
2,500,000	3.60%, 04/15/2024	2,508,226
2,300,000	MGM Resorts International 6.00%, 03/15/2023	2,328,911
		22,192,222
	Machinery-Diversified - 0.1%
1,850,000	Otis Worldwide Corp. 2.06%, 04/05/2025	1,761,469
	Media - 0.1%
1,776,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	1,757,189
735,000	Fox Corp. 4.03%, 01/25/2024	742,426
		2,499,615
	Miscellaneous Manufacturing - 0.2%
1,480,000	Parker-Hannifin Corp. 2.70%, 06/14/2024	1,459,803
2,780,000	Siemens Financieringsmaatschappij N.V. 1.20%, 03/11/2026(1)	2,537,715
		3,997,518
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
4,325,000	2.67%, 12/01/2026	3,971,933
2,090,000	4.13%, 05/01/2025	2,062,830
		6,034,763

The accompanying notes are an integral part of these financial statements.
93

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.3% - (continued)
	Oil & Gas - 1.4%
	Aker BP ASA
$ 2,000,000	2.88%, 01/15/2026(1)	$ 1,906,724
5,845,000	3.00%, 01/15/2025(1)	5,701,281
1,250,000	Canadian Natural Resources Ltd. 2.05%, 07/15/2025	1,178,324
3,000,000	Chevron USA, Inc. 3.90%, 11/15/2024	3,044,255
2,795,000	Coterra Energy, Inc. 4.38%, 06/01/2024(1)	2,815,481
3,400,000	Eni S.p.A. 4.00%, 09/12/2023(1)	3,422,448
2,000,000	Equinor ASA 1.75%, 01/22/2026	1,874,846
2,233,000	Hess Corp. 3.50%, 07/15/2024	2,219,384
3,355,000	Lundin Energy Finance B.V. 2.00%, 07/15/2026(1)	3,028,745
1,310,000	Saudi Arabian Oil Co. 1.25%, 11/24/2023(1)	1,272,746
1,067,000	Valero Energy Corp. 2.85%, 04/15/2025	1,034,082
		27,498,316
	Packaging & Containers - 0.7%
	Berry Global, Inc.
2,950,000	0.95%, 02/15/2024	2,815,318
5,200,000	1.57%, 01/15/2026	4,734,275
2,000,000	1.65%, 01/15/2027	1,775,065
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	3,981,657
		13,306,315
	Pharmaceuticals - 1.5%
5,000,000	AbbVie, Inc. 2.60%, 11/21/2024	4,879,499
5,275,000	Astrazeneca Finance LLC 1.20%, 05/28/2026	4,799,227
5,000,000	AstraZeneca plc 0.70%, 04/08/2026	4,474,960
1,400,000	Bayer U.S. Finance LLC 3.88%, 12/15/2023(1)	1,411,492
1,060,000	CVS Health Corp. 2.63%, 08/15/2024	1,042,700
2,500,000	McKesson Corp. 1.30%, 08/15/2026	2,246,673
5,350,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	5,188,483
5,000,000	Teva Pharmaceutical Finance Netherlands III B.V. 4.75%, 05/09/2027	4,575,000
755,000	Viatris, Inc. Co. 1.65%, 06/22/2025	693,027
		29,311,061
	Pipelines - 1.6%
	Energy Transfer L.P.
1,870,000	2.90%, 05/15/2025	1,805,988
1,130,000	4.20%, 09/15/2023	1,141,384
2,150,000	4.50%, 04/15/2024	2,168,365
935,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	930,325
7,500,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	7,341,140
	MPLX L.P.
2,160,000	1.75%, 03/01/2026	1,974,183
240,000	3.50%, 12/01/2022	241,172
1,575,000	ONEOK, Inc. 5.85%, 01/15/2026	1,659,767
5,200,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024	5,023,927
5,725,000	Western Midstream Operating L.P. 3.60%, 02/01/2025	5,474,875
4,500,000	Williams Cos., Inc. 4.30%, 03/04/2024	4,551,146
		32,312,272
	Real Estate Investment Trusts - 3.2%
	American Tower Corp.
905,000	1.30%, 09/15/2025	828,537
3,250,000	1.60%, 04/15/2026	2,956,123
1,750,000	3.00%, 06/15/2023	1,747,957
2,350,000	3.38%, 05/15/2024	2,344,726
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.3% - (continued)
	Real Estate Investment Trusts - 3.2% - (continued)
$ 3,890,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	$ 3,910,820
	Crown Castle International Corp.
8,600,000	1.05%, 07/15/2026	7,599,498
1,500,000	3.15%, 07/15/2023	1,499,249
	Equinix, Inc.
5,500,000	1.00%, 09/15/2025	4,985,733
2,000,000	1.25%, 07/15/2025	1,840,480
3,825,000	1.45%, 05/15/2026	3,451,570
5,715,000	Federal Realty Investment Trust 1.25%, 02/15/2026	5,186,482
3,200,000	Mid-America Apartments L.P. 1.10%, 09/15/2026	2,858,574
	SBA Tower Trust
1,010,000	1.63%, 11/15/2026(1)	932,550
1,390,000	1.88%, 01/15/2026(1)	1,288,461
1,745,000	2.84%, 01/15/2025(1)	1,694,151
4,020,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(1)	3,944,753
3,325,000	Simon Property Group L.P. 3.50%, 09/01/2025	3,303,237
3,700,000	Ventas Realty L.P. 2.65%, 01/15/2025	3,587,905
1,985,000	VICI Properties L.P. 4.38%, 05/15/2025	1,982,221
5,000,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,738,150
1,575,000	Vornado Realty L.P. 2.15%, 06/01/2026	1,436,125
2,000,000	Welltower, Inc. 3.63%, 03/15/2024	2,000,580
		64,117,882
	Retail - 0.1%
2,865,000	Nordstrom, Inc. 2.30%, 04/08/2024	2,743,238
	Semiconductors - 1.7%
3,232,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	3,152,288
1,563,000	Broadcom, Inc. 3.46%, 09/15/2026	1,523,375
5,275,000	Marvell Technology, Inc. 1.65%, 04/15/2026	4,808,604
	Microchip Technology, Inc.
5,915,000	0.97%, 02/15/2024	5,638,946
4,775,000	0.98%, 09/01/2024(1)	4,481,551
2,400,000	2.67%, 09/01/2023	2,377,714
860,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	876,756
6,265,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	5,910,025
	Skyworks Solutions, Inc.
795,000	0.90%, 06/01/2023	775,248
5,610,000	1.80%, 06/01/2026	5,108,504
		34,653,011
	Software - 1.0%
	Fidelity National Information Services, Inc.
2,720,000	0.60%, 03/01/2024	2,581,144
3,000,000	1.15%, 03/01/2026	2,714,662
1,380,000	Fiserv, Inc. 3.80%, 10/01/2023	1,393,171
3,425,000	Oracle Corp. 1.65%, 03/25/2026	3,095,737
2,189,000	PTC, Inc. 3.63%, 02/15/2025(1)	2,120,594
5,150,000	VMware, Inc. 1.00%, 08/15/2024	4,845,481
2,710,000	Workday, Inc. 3.50%, 04/01/2027	2,644,041
		19,394,830
	Telecommunications - 1.2%
4,500,000	AT&T, Inc. 1.70%, 03/25/2026	4,158,233
650,000	Motorola Solutions, Inc. 4.00%, 09/01/2024	656,227
1,430,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	1,292,107
4,500,000	Sprint Communications, Inc. 6.00%, 11/15/2022	4,567,500

The accompanying notes are an integral part of these financial statements.
94

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.3% - (continued)
	Telecommunications - 1.2% - (continued)
$ 7,450,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	$ 7,310,313
2,000,000	T-Mobile USA, Inc. 3.50%, 04/15/2025	1,974,908
	Verizon Communications, Inc.
1,000,000	0.85%, 11/20/2025	913,486
3,000,000	1.45%, 03/20/2026	2,751,674
		23,624,448
	Transportation - 0.4%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,065,000	3.45%, 07/01/2024(1)	2,045,910
1,250,000	3.90%, 02/01/2024(1)	1,254,095
4,450,000	TTX Co. 3.60%, 01/15/2025(1)	4,469,096
		7,769,101
	Trucking & Leasing - 0.9%
	DAE Funding LLC
6,400,000	1.55%, 08/01/2024(1)	5,970,737
1,450,000	2.63%, 03/20/2025(1)	1,358,583
2,500,000	GATX Corp. 4.35%, 02/15/2024	2,534,167
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,724,816
1,500,000	2.70%, 03/14/2023(1)	1,495,210
1,425,000	2.70%, 11/01/2024(1)	1,386,177
2,000,000	4.13%, 08/01/2023(1)	2,014,426
		17,484,116
	Total Corporate Bonds (cost $1,075,674,999)	$ 1,012,631,761
MUNICIPAL BONDS - 0.5%
	General - 0.3%
1,000,000	Chicago, IL, Transit Auth 2.06%, 12/01/2024	$ 964,628
4,620,000	State Board of Administration Finance Corp. 1.26%, 07/01/2025	4,318,804
		5,283,432
	Higher Education - 0.1%
2,630,000	Chicago, IL, Board of Education, GO 5.28%, 12/01/2022	2,659,559
	Transportation - 0.1%
1,750,000	Alameda Corridor, CA, Transportation Auth, (NATL Insured) 0.00%, 10/01/2022(8)	1,733,886
	Total Municipal Bonds (cost $9,950,722)	$ 9,676,877
SENIOR FLOATING RATE INTERESTS - 19.9%(9)
	Advertising - 0.2%
1,290,000	ABG Intermediate Holdings 2 LLC 4.00%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 1,278,712
982,545	Clear Channel Outdoor Holdings, Inc. 4.74%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	957,677
1,354,011	CMG Media Corp. 4.26%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	1,333,213
		3,569,602
	Aerospace/Defense - 0.2%
683,341	Spirit Aerosystems, Inc. 4.51%, 01/15/2025, 1 mo. USD LIBOR + 3.750%	681,312
3,685,922	TransDigm, Inc. 3.01%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	3,612,203
		4,293,515
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Airlines - 0.3%
$ 1,175,000	AAdvantage Loyalty IP Ltd. 5.81%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	$ 1,194,904
495,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	489,431
933,513	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	901,194
455,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	471,494
1,195,000	SkyMiles IP Ltd. 4.81%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,233,336
1,415,700	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	1,402,350
		5,692,709
	Apparel - 0.0%
996,094	Birkenstock GmbH & Co. KG 3.75%, 04/28/2028, 1 mo. USD LIBOR + 3.250%	964,966
	Auto Parts & Equipment - 0.3%
1,305,138	Adient U.S. LLC 4.01%, 04/10/2028, 1 mo. USD LIBOR + 3.250%	1,293,992
	Clarios Global L.P.
EUR 2,013,890	3.25%, 04/30/2026, 1 mo. EURIBOR + 3.250%	2,060,435
$ 1,299,527	4.01%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	1,277,331
560,927	First Brands Group LLC 6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	558,650
		5,190,408
	Beverages - 0.0%
606,250	Sunshine Investments B.V. 3.22%, 03/28/2025, 3 mo. USD LIBOR + 2.750%	600,945
	Chemicals - 0.5%
918,075	Axalta Coating Systems U.S. Holdings, Inc. 2.76%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	908,398
910,800	CPC Acquisition Corp. 4.76%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	860,706
3,990,000	Diamond (BC) B.V. 3.99%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	3,844,126
1,159,049	Element Solutions, Inc. 2.76%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	1,155,943
	Messer Industries GmbH
EUR 102,778	2.50%, 03/02/2026, 3 mo. EURIBOR + 2.500%	106,102
$ 495,401	3.51%, 03/02/2026, 3 mo. USD LIBOR + 2.500%	490,378
260,666	Starfruit Finco B.V. 4.01%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	256,646
	Tronox Finance LLC
843,074	3.22%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	833,851
1,430,000	3.37%, 04/04/2029, 1 mo.USD SOFR + 3.250%	1,419,275
		9,875,425
	Commercial Services - 1.6%
	AlixPartners LLP
EUR 198,000	3.25%, 02/04/2028, 3 mo. EURIBOR + 3.250%	205,338
$ 1,910,700	3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	1,888,727
930,457	Allied Universal Holdco LLC 4.51%, 05/12/2028, 1 mo. USD LIBOR + 3.750%	905,353

The accompanying notes are an integral part of these financial statements.
95

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Commercial Services - 1.6% - (continued)
	Amentum Government Services Holdings LLC
$ 628,800	4.26%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	$ 624,279
365,000	4.65%, 02/15/2029, 1 mo. USD SOFR + 4.000%	361,806
1,238,775	APX Group, Inc. 4.05%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	1,223,910
	Belron Finance U.S. LLC
483,750	2.69%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	479,720
782,100	3.00%, 04/13/2028, 1 mo. USD LIBOR + 2.500%	777,705
381,225	3.50%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	378,366
EUR 1,675,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%	1,720,321
240,000	Boluda Corporacion Maritima S.L. 3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	247,681
$ 1,086,323	Ensemble RCM LLC 4.99%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	1,081,662
284	Fly Funding S.a.r.l. 2.11%, 08/11/2025, 1 mo. USD LIBOR + 1.140%	275
1,142,742	Hertz Corp. 4.01%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	1,137,177
1,990,000	MPH Acquisition Holdings LLC 4.76%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	1,908,231
1,500,000	Parexel International Corp. 4.26%, 11/15/2028, 1 mo. USD LIBOR + 3.500%	1,488,285
1,077,300	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	1,059,794
1,022,275	Signal Parent, Inc. 4.26%, 04/03/2028, 1 mo. USD LIBOR + 3.500%	872,133
EUR 465,797	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	477,820
	Trans Union LLC
$ 1,288,664	2.51%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	1,269,824
1,003,080	3.01%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	991,936
3,488,475	United Rentals, Inc. 2.51%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	3,501,557
	Verisure Holding AB
EUR 1,510,000	3.25%, 07/20/2026, 3 mo. EURIBOR + 3.250%	1,542,701
3,280,000	3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	3,350,824
$ 601,598	Verscend Holding Corp. 4.76%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	598,970
2,668,050	WEX, Inc. 3.01%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	2,640,382
1,568,700	WW International, Inc. 4.27%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	1,403,202
		32,137,979
	Construction Materials - 0.8%
2,257,937	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	1,874,088
1,341,638	Chamberlain Group, Inc. 4.51%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	1,315,221
1,858,901	Cornerstone Building Brands, Inc. 3.80%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	1,740,396
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Construction Materials - 0.8% - (continued)
$ 1,009,934	CP Atlas Buyer, Inc. 4.51%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	$ 947,499
1,220	Ingersoll-Rand Services Co. 2.51%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,204
1,736,875	Jeld-Wen, Inc. 3.01%, 07/28/2028, 1 mo. USD LIBOR + 2.250%	1,711,360
	Quikrete Holdings, Inc.
1,942,972	3.39%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	1,887,811
1,750,000	3.76%, 06/11/2028, 1 mo. USD LIBOR + 3.000%	1,702,365
1,770,562	Rexnord LLC 3.01%, 10/04/2028, 1 mo. USD LIBOR + 2.250%	1,763,427
2,095,009	Standard Industries, Inc. 3.79%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	2,088,137
572,843	Tamko Building Products LLC 4.00%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	560,493
		15,592,001
	Distribution/Wholesale - 0.5%
2,535,000	American Builders & Contractors Supply Co., Inc. 2.76%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,496,722
3,031,799	Core & Main L.P. 3.20%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	2,977,469
507,000	KAR Auction Services, Inc. 3.06%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	503,831
787,050	PAI Holdco, Inc. 4.74%, 10/28/2027, 1 mo. USD LIBOR + 3.500%	776,031
2,506,062	Univar Solutions USA, Inc. 2.51%, 06/03/2028, 1 mo. USD LIBOR + 1.750%	2,496,038
		9,250,091
	Diversified Financial Services - 0.7%
1,965,459	Blackhawk Network Holdings, Inc. 3.76%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	1,937,372
	Deerfield Dakota Holding LLC
EUR 1,965,000	4.00%, 04/09/2027, 3 mo. EURIBOR + 4.000%	2,054,093
$ 2,746,087	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	2,735,350
479,500	Delos Finance S.a.r.l. 2.76%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	477,362
2,512,853	Fleetcor Technologies Operating Co. LLC 2.51%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	2,463,777
607,465	NFP Corp. 4.01%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	596,507
1,988,176	Russell Investments U.S. Inst'l Holdco, Inc. 5.00%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	1,965,192
1,900,000	Setanta Aircraft Leasing Designated Activity Company 3.01%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	1,886,149
		14,115,802
	Electric - 0.1%
1,217,699	ExGen Renewables LLC 3.50%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	1,211,952
	Electrical Components & Equipment - 0.0%
750,500	Energizer Holdings, Inc. 2.94%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	742,057

The accompanying notes are an integral part of these financial statements.
96

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Electronics - 0.2%
$ 1,890,000	II-VI, Inc. 0.00%, 01/14/2028, 1 mo. USD LIBOR + 2.750%(10)	$ 1,878,981
1,091,750	Ingram Micro, Inc. 4.51%, 06/30/2028, 1 mo. USD LIBOR + 3.500%	1,087,110
EUR 225,000	Zephyr German BidCo GmbH 3.40%, 03/10/2028, 3 mo. EURIBOR + 3.400%	232,090
		3,198,181
	Engineering & Construction - 0.3%
$ 759,262	Artera Services LLC 4.51%, 03/06/2025, 1 mo. USD LIBOR + 3.500%	709,910
1,905,000	Brand Energy & Infrastructure Services, Inc. 5.29%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,806,283
2,135,518	Brown Group Holding LLC 3.51%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	2,102,417
349,125	Fluidra S.A. 2.80%, 01/29/2029, 1 mo. USD SOFR + 2.000%	345,445
887,775	KKR Apple Bidco LLC 3.76%, 09/23/2028, 1 mo. USD LIBOR + 3.000%	877,415
		5,841,470
	Entertainment - 0.6%
1,425,381	Aristocrat Technologies, Inc. 2.81%, 10/19/2024, 3 mo. USD LIBOR + 1.750%	1,422,260
	Crown Finance U.S., Inc.
1,611,054	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,226,253
291,405	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	336,847
143,909	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	152,994
2,733,990	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	2,718,187
1,320,312	Golden Entertainment, Inc. 3.77%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	1,314,543
535,000	Great Canadian Gaming Corp. 4.93%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	532,726
226,168	NASCAR Holdings, Inc. 3.26%, 10/19/2026, 3 mo. USD LIBOR + 2.500%	224,953
884,014	Penn National Gaming, Inc. 3.01%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	881,804
1,855,000	Scientific Games International, Inc. 0.00%, 04/14/2029, 3 mo. USD LIBOR + 3.000%(10)	1,844,575
2,479,834	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	2,441,471
		13,096,613
	Environmental Control - 0.3%
	Clean Harbors, Inc.
1,681,259	2.51%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	1,673,559
1,496,250	2.76%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	1,489,517
1,060,000	Covanta Holding Corp. 3.26%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	1,054,042
368,150	Filtration Group Corp. 4.26%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	363,088
474,087	U.S. Ecology Holdings, Inc. 3.26%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	471,618
		5,051,824
	Food - 0.5%
343,463	8th Avenue Food & Provisions, Inc. 4.51%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	295,378
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Food - 0.5% - (continued)
$ 1,311,398	B&G Foods, Inc. 3.26%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	$ 1,283,859
EUR 1,290,000	Bellis Acquisition Co. plc 2.75%, 02/16/2026, 3 mo. EURIBOR + 2.750%	1,334,798
$ 1,585,000	CHG PPC Parent LLC 3.81%, 12/08/2028, 1 mo. USD LIBOR + 3.000%	1,553,300
	Froneri International Ltd.
EUR 1,015,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	1,020,512
$ 938,287	3.01%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	914,830
793,581	Hostess Brands LLC 3.36%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	782,835
	U.S. Foods, Inc.
1,150,500	2.51%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	1,132,242
962,587	3.26%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	955,368
938,498	UTZ Quality Foods LLC 3.76%, 01/20/2028, 1 mo. USD LIBOR + 3.000%	928,962
		10,202,084
	Food Service - 0.1%
	Aramark Services, Inc.
554,934	2.51%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	545,223
951,150	2.51%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	932,974
1,231,985	3.26%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	1,217,866
		2,696,063
	Gas - 0.1%
2,222,163	UGI Energy Services LLC 4.51%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,215,918
	Hand/Machine Tools - 0.1%
1,211,214	Alliance Laundry Systems LLC 4.52%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	1,202,990
	Healthcare - Products - 0.6%
	Agiliti Health, Inc.
831,700	3.25%, 01/04/2026, 3 mo. USD LIBOR + 2.275%	823,383
502,857	3.50%, 01/04/2026, 1 mo. USD LIBOR + 2.750%	497,828
	Avantor Funding, Inc.
EUR 709,638	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	741,618
$ 851,988	2.76%, 11/21/2024, 1 mo. USD LIBOR + 2.000%	848,188
3,391,430	3.01%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	3,365,995
729,487	Insulet Corp. 4.01%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	728,269
2,495,000	Medline Borrower LP 4.01%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	2,451,337
2,237,598	Sunshine Luxembourg S.a.r.l. 4.76%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	2,215,625
		11,672,243
	Healthcare - Services - 1.0%
	ADMI Corp.
1,618,650	4.14%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	1,592,056

The accompanying notes are an integral part of these financial statements.
97

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Healthcare - Services - 1.0% - (continued)
$ 587,050	4.26%, 12/23/2027, 1 mo. USD LIBOR + 3.500%	$ 579,712
1,990,000	AHP Health Partners, Inc. 4.26%, 08/24/2028, 1 mo. USD LIBOR + 3.500%	1,976,946
EUR 2,495,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	2,533,029
$ 1,236,464	Catalent Pharma Solutions, Inc. 2.69%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	1,230,282
EUR 1,090,000	Cerba Healthcare S.A.S. 3.75%, 06/30/2028, 3 mo. EURIBOR + 3.750%	1,115,583
950,000	Elsan S.A.S. 3.50%, 06/16/2028, 3 mo. EURIBOR + 3.500%	982,840
$ 800,594	Envision Healthcare Corp. 4.51%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	486,361
311,826	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	310,442
	EyeCare Partners LLC
1,516,410	4.76%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	1,495,832
1,044,000	4.76%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	1,028,340
1,404,387	Heartland Dental LLC 4.63%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	1,392,857
600,527	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	596,677
490,000	ICU Medical, Inc. 3.00%, 01/08/2029, 1 mo. USD SOFR + 2.500%	487,672
	IQVIA, Inc.
EUR 532,882	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	552,045
$ 499,144	2.51%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	496,149
EUR 925,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	942,534
$ 698,862	MED ParentCo L.P. 5.01%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	684,452
	Medical Solutions Holdings, Inc.
80,800	3.50%, 11/01/2028, 1 mo. USD LIBOR + 3.500%(11)	80,012
424,200	4.51%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	420,064
2,046,474	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	2,025,722
		21,009,607
	Holding Companies-Diversified - 0.1%
EUR 1,445,000	IVC Acquisition Ltd. 0.00%, 02/13/2026, 3 mo. EURIBOR + 4.000%(10)	1,504,159
	Home Builders - 0.1%
$ 748,125	Installed Building Products, Inc. 3.01%, 12/14/2028, 1 mo. USD LIBOR + 2.250%	745,506
1,126,488	Tecta America Corp. 5.01%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	1,105,366
		1,850,872
	Home Furnishings - 0.1%
1,308,425	Mattress Firm, Inc. 5.64%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	1,247,910
791,135	Weber-Stephen Products LLC 4.01%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	766,016
		2,013,926
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Insurance - 0.9%
	Acrisure LLC
$ 2,179,846	4.26%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	$ 2,144,881
369,075	5.01%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	366,001
915,400	Alliant Holdings Intermediate LLC 4.05%, 11/06/2027, 1 mo. USD LIBOR + 3.500%	908,077
295,000	AssuredPartners, Inc. 4.20%, 02/12/2027, 1 mo. USD SOFR + 3.500%	290,575
	Asurion LLC
1,020,177	3.89%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,014,893
2,798,561	4.01%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	2,733,270
866,250	4.01%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	845,677
1,055,000	6.01%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	1,022,358
1,240,000	6.01%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	1,201,560
	Hub International Ltd.
1,333,063	4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	1,314,733
1,075,143	4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	1,068,714
978,693	Ryan Specialty Group LLC 3.80%, 09/01/2027, 1 mo. USD LIBOR + 3.000%	974,719
	Sedgwick Claims Management Services, Inc.
1,730,408	4.01%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	1,712,031
1,634,022	4.51%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	1,624,104
164,900	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	164,634
1,676,529	USI, Inc. 4.01%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,659,764
		19,045,991
	Internet - 0.5%
	Adevinta ASA
EUR 800,000	3.00%, 06/26/2028, 3 mo. EURIBOR + 3.000%	831,833
$ 545,875	3.76%, 06/26/2028, 1 mo. USD LIBOR + 2.750%	539,619
1,456,481	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	1,389,731
	Go Daddy Operating Co. LLC
1,095,227	2.51%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,084,077
957,938	2.76%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	946,442
1,250,626	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	1,243,673
2,000,000	NortonLifeLock, Inc. 0.00%, 01/28/2029, 3 mo. USD LIBOR + 2.000%(10)	1,965,000
1,142,137	Proofpoint, Inc. 3.76%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	1,122,630
504,900	Shutterfly, Inc. 5.76%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	466,401
		9,589,406
	Investment Company Security - 0.0%
523,130	FinCo LLC 3.26%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	519,468

The accompanying notes are an integral part of these financial statements.
98

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	IT Services - 0.4%
$ 1,895,887	Peraton Corp. 4.51%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	$ 1,878,995
	Science Applications International Corp.
1,765,508	2.64%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	1,762,207
1,590,667	2.64%, 03/12/2027, 1 mo. USD LIBOR + 1.875%	1,584,304
560,721	Surf Holdings LLC 4.11%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	554,491
	Tempo Acquisition LLC
423,937	3.50%, 08/31/2028, 1 mo. USD SOFR + 3.000%	420,495
1,633,187	3.70%, 08/31/2028, 1 mo. USD SOFR + 3.000%	1,619,925
		7,820,417
	Leisure Time - 0.4%
	Carnival Corp.
1,422,435	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	1,397,798
1,675,800	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	1,648,568
2,223,200	Hayward Industries, Inc. 3.26%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	2,196,344
982,575	MajorDrive Holdings LLC 4.56%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	964,397
730,000	Penn National Gaming, Inc. 0.00%, 05/03/2029, 3 mo. USD LIBOR + 2.750%(10)	726,350
574,191	SRAM LLC 3.30%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	568,450
		7,501,907
	Lodging - 0.3%
	Caesars Resort Collection LLC
2,894,893	3.51%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	2,879,753
738,750	4.26%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	735,566
948,792	Four Seasons Hotels Ltd. 2.76%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	945,680
974,847	Hilton Worldwide Finance LLC 2.37%, 06/22/2026, 3 mo. USD LIBOR + 1.750%	962,661
1,000,835	Station Casinos LLC 3.76%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	987,383
		6,511,043
	Machinery - Construction & Mining - 0.1%
1,852,847	Brookfield WEC Holdings, Inc. 3.51%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	1,817,810
	Machinery-Diversified - 0.1%
962,734	Gardner Denver, Inc. 2.55%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	949,632
1,856,060	Vertical U.S. Newco, Inc. 4.02%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	1,836,348
		2,785,980
	Media - 1.3%
830,850	Altice Financing S.A. 3.79%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	813,020
	Banijay Entertainment S.A.S
EUR 370,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	385,866
$ 674,725	4.20%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	670,171
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Media - 1.3% - (continued)
$ 2,823,662	Cable One, Inc. 2.76%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	$ 2,789,779
1,590,700	Charter Communications Operating LLC 2.52%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,569,830
	CSC Holdings LLC
900,125	2.80%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	881,447
1,209,375	2.80%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	1,185,188
1,078,244	3.05%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,056,010
1,122,125	DirecTV Financing LLC 5.76%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	1,116,402
	E.W. Scripps Co.
688,789	3.33%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	681,150
731,500	3.51%, 01/07/2028, 1 mo. USD LIBOR + 2.750%	727,843
1,193,748	Gray Television, Inc. 2.96%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	1,184,174
1,065,296	Nexstar Broadcasting, Inc. 2.96%, 09/18/2026, 1 mo. USD LIBOR + 2.500%	1,054,813
870,536	Sinclair Television Group, Inc. 3.27%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	837,891
2,630,000	Telenet Financing USD LLC 2.55%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	2,570,825
	Virgin Media Bristol LLC
2,325,000	3.05%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	2,290,660
EUR 800,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	832,617
$ 585,000	3.80%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	581,636
EUR 1,400,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%	1,428,930
1,310,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,326,125
$ 1,345,000	Ziggo Financing Partnership 3.05%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,316,419
		25,300,796
	Mining - 0.0%
744,375	American Rock Salt Company LLC 4.76%, 06/09/2028, 1 mo. USD LIBOR + 4.000%	736,745
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 3.75%, 03/16/2029, 3 mo. EURIBOR + 3.750%	1,536,970
$ 500,838	Momentive Performance Materials USA LLC 4.02%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	496,771
		2,033,741
	Oil & Gas - 0.0%
743,138	Southwestern Energy Co. 3.30%, 06/22/2027, 1 mo. USD SOFR + 2.500%	741,280
	Packaging & Containers - 0.4%
	Berlin Packaging LLC
1,831,535	3.80%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	1,801,388
781,075	4.28%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	770,983
189,261	Berry Global, Inc. 2.24%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	186,151

The accompanying notes are an integral part of these financial statements.
99

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Packaging & Containers - 0.4% - (continued)
$ 1,190,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	$ 1,173,495
329,175	Pretium PKG Holdings, Inc. 4.73%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	319,135
1,282,082	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	1,260,454
1,945,889	TricorBraun Holdings, Inc. 4.01%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,902,379
		7,413,985
	Pharmaceuticals - 1.0%
	Bausch Health Cos., Inc.
1,015,000	0.00%, 01/27/2027, 1 mo. USD SOFR + 5.250%(10)	980,744
876,342	3.51%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	870,207
638,298	3.76%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	634,443
974,485	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	972,098
4,991,814	Elanco Animal Health, Inc. 2.21%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	4,885,738
1,425,225	Endo Luxembourg Finance Co. S.a.r.l. 5.81%, 03/27/2028, 1 mo. USD LIBOR + 5.000%	1,318,689
1,621,678	Gainwell Acquisition Corp. 5.01%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	1,614,591
1,831,500	Horizon Therapeutics USA, Inc. 2.44%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	1,807,617
149,622	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	148,663
1,731,913	Jazz Financing Lux S.a.r.l. 4.26%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	1,728,449
1,807,812	Organon & Co. 3.56%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	1,797,653
743,196	Packaging Coordinators Midco, Inc. 4.76%, 11/30/2027, 1 mo. USD LIBOR + 3.750%	738,551
1,888,984	Pathway Vet Alliance LLC 4.76%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	1,870,491
840,000	Prestige Brands, Inc. 2.76%, 07/03/2028, 1 mo. USD LIBOR + 2.000%	837,547
		20,205,481
	Pipelines - 0.3%
502,297	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	499,158
725,269	Buckeye Partners L.P. 2.71%, 11/01/2026, 1 mo. USD LIBOR + 2.250%	719,699
904,478	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	902,787
2,193,284	Medallion Midland Acquisition LLC 4.51%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	2,186,441
757,525	NorthRiver Midstream Finance L.P. 4.22%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	752,131
917,700	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	912,221
620,562	Traverse Midstream Partners LLC 5.94%, 09/27/2024, 1 mo. USD LIBOR + 4.250%	617,974
		6,590,411
	Real Estate - 0.0%
EUR 640,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	661,300
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Retail - 1.6%
$ 905,450	At Home Group, Inc. 4.97%, 07/24/2028, 1 mo. USD LIBOR + 4.000%	$ 810,378
1,754,541	B.C. Unlimited Liability Co. 2.51%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,719,082
1,988,977	Beacon Roofing Supply, Inc. 3.01%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	1,964,115
869,208	EG Group Ltd. 5.25%, 03/31/2026, 1 mo. USD LIBOR + 4.250%	850,086
947,837	Foundation Building Materials Holding Co. LLC 4.49%, 01/31/2028, 1 mo. USD LIBOR + 3.250%	913,478
3,071,242	Great Outdoors Group LLC 4.51%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	3,036,690
1,029,527	Harbor Freight Tools USA, Inc. 3.51%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	992,371
	IRB Holding Corp.
1,189,937	3.75%, 12/15/2027, 1 mo. USD SOFR + 3.000%	1,172,088
467,940	3.76%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	463,391
1,724,330	KFC Holding Co. 2.30%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	1,713,191
2,716,683	LBM Acquisition LLC 4.51%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	2,558,218
1,708,375	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	1,682,032
1,736,875	Michaels Cos., Inc. 5.26%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	1,580,018
1,351,350	Petco Health and Wellness Co., Inc. 4.26%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,336,877
1,141,375	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	1,129,391
4,477,500	Pilot Travel Centers LLC 2.70%, 08/04/2028, 1 mo. USD LIBOR + 2.000%	4,416,740
560,000	Specialty Building Products Holdings LLC 4.30%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	530,253
	SRS Distribution, Inc.
673,312	4.00%, 06/02/2028, 1 mo. USD SOFR + 3.500%	648,063
2,213,275	4.02%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	2,130,277
986,176	Staples, Inc. 5.32%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	943,820
1,452,921	White Cap Buyer LLC 4.45%, 10/19/2027, 1 mo. USD SOFR + 3.750%	1,417,049
		32,007,608
	Semiconductors - 0.4%
829,646	CMC Materials, Inc. 2.81%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	825,497
	Entegris, Inc.
1,380,000	0.00%, 03/02/2029, 3 mo. USD LIBOR + 3.000%(10)	1,379,572
552,812	2.76%, 11/06/2025, 3 mo. USD LIBOR + 2.000%	553,504
	MKS Instruments, Inc.
2,240,000	0.00%, 10/21/2028(10)	2,228,800
2,500,000	0.00%, 04/08/2029(10)	2,487,500
556,451	ON Semiconductor Corp. 2.76%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	553,903
502,475	Synaptics, Inc. 2.75%, 12/02/2028, 1 mo. USD LIBOR + 2.250%	499,837
		8,528,613

The accompanying notes are an integral part of these financial statements.
100

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Software - 1.7%
	Athenahealth, Inc.
$ 105,073	1.75%, 02/15/2029, 1 mo. USD SOFR + 3.500%(11)	$ 103,496
619,928	4.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	610,629
1,117,200	CCC Intelligent Solutions, Inc. 3.26%, 09/21/2028, 3 mo. USD LIBOR + 2.250%	1,101,838
EUR 850,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	888,862
$ 2,433,683	DCert Buyer, Inc. 4.76%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,421,515
4,928,699	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	4,886,805
1,917,276	E2open LLC 4.00%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	1,907,096
526,500	Emerald TopCo, Inc. 4.74%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	518,508
535,000	EP Purchaser LLC 4.51%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	532,769
536,145	Epicor Software Corp. 4.01%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	532,269
1,001,181	Finastra USA, Inc. 4.74%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	970,054
1,580,985	Hyland Software, Inc. 4.26%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,574,155
2,220,000	McAfee LLC 4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	2,158,950
1,260,000	Mitchell International, Inc. 4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	1,238,744
365,000	Mitnick Corporate Purchaser, Inc. 0.00%, 05/02/2029, 3 mo. USD LIBOR + 4.750%(10)	363,905
306,077	Navicure, Inc. 4.76%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	305,505
1,015,585	Playtika Holding Corp. 3.51%, 03/13/2028, 1 mo. USD LIBOR + 2.750%	1,003,906
2,099,450	Polaris Newco LLC 4.76%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	2,074,949
124,063	Press Ganey Holdings, Inc. 4.99%, 07/24/2026, 1 mo. USD LIBOR + 3.750%	122,900
2,189,000	RealPage, Inc. 4.01%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	2,152,072
550,673	Seattle Spinco, Inc. 3.51%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	543,448
241,767	SS&C European Holdings S.a.r.l. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	238,059
1,770,839	SS&C Technologies, Inc. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,745,471
	Ultimate Software Group, Inc.
1,535,878	4.21%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	1,518,599
628,875	4.76%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	625,404
196,471	Verint Systems, Inc. 2.46%, 06/28/2024, 3 mo. USD LIBOR + 2.000%	194,834
3,505,674	Zelis Healthcare Corp. 3.96%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	3,479,732
		33,814,474
	Telecommunications - 0.6%
1,639,759	Altice France S.A. 4.73%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,620,803
1,006,825	CenturyLink, Inc. 3.01%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	962,988
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.9%(9) - (continued)
	Telecommunications - 0.6% - (continued)
$ 1,693,519	Ciena Corp. 2.34%, 09/26/2025, 1 mo. USD LIBOR + 1.750%	$ 1,682,934
485,100	Frontier Communications Corp. 4.81%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	476,208
1,344,926	Level 3 Financing, Inc. 2.51%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,298,190
	Lorca Finco plc
EUR 1,390,000	3.75%, 09/17/2027, 3 mo. EURIBOR + 3.750%	1,429,545
1,237,234	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	1,289,949
$ 698,250	Numericable Group S.A. 3.99%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	684,578
825,850	Xplornet Communications, Inc. 4.76%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	811,398
581,216	Zacapa LLC 4.77%, 03/22/2029, 1 mo. USD SOFR + 4.250%	576,375
1,898,776	Zayo Group Holdings, Inc. 3.76%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	1,798,730
		12,631,698
	Textiles - 0.2%
3,225,000	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	3,145,730
	Transportation - 0.3%
1,766,768	First Student Bidco, Inc. 3.98%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	1,731,433
2,737,890	Genesee & Wyoming, Inc. 3.01%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	2,711,935
663,317	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	654,747
1,786,500	Savage Enterprises LLC 3.89%, 09/15/2028, 1 mo. USD LIBOR + 3.250%	1,771,154
		6,869,269
	Total Senior Floating Rate Interests (cost $410,668,799)	$ 401,066,555
U.S. GOVERNMENT AGENCIES - 3.1%
	Mortgage-Backed Agencies - 3.1%
	FHLMC - 1.4%
1,320,273	1.00%, 05/25/2033	$ 1,231,665
5,124,327	1.00%, 01/15/2041	4,749,715
3,299,798	1.00%, 05/15/2041	3,113,982
1,602,074	1.00%, 06/15/2044	1,510,226
1,542,613	1.25%, 07/15/2031	1,517,820
507,183	1.50%, 01/15/2027	503,104
1,309,685	1.62%, 11/25/2048, 1 mo. USD LIBOR + 0.950%(1)(2)	1,300,452
2,017,922	2.00%, 09/15/2041	1,916,738
2,514,494	2.50%, 12/15/2042	2,378,669
2,188,048	3.00%, 04/01/2031	2,175,388
374,124	3.50%, 04/01/2027	376,232
3,058,032	3.50%, 03/01/2032	3,067,781
146,114	3.50%, 09/15/2043	145,697
442,634	3.75%, 05/15/2039(4)	444,399
3,111,499	5.37%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(2)	3,239,890
		27,671,758
	FNMA - 1.3%
1,079,694	1.50%, 11/25/2042	1,023,474
114,224	1.75%, 05/25/2040	113,936
2,473,573	2.00%, 04/25/2034	2,426,393

The accompanying notes are an integral part of these financial statements.
101

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 3.1% - (continued)
	Mortgage-Backed Agencies - 3.1% - (continued)
	FNMA - 1.3% - (continued)
$ 2,494,994	2.00%, 12/25/2042	$ 2,260,687
3,976,977	2.50%, 03/25/2035	3,860,243
3,504,954	3.00%, 02/25/2043	3,307,263
80,406	3.00%, 04/25/2043	80,036
936,777	3.00%, 05/25/2047	917,833
2,772,765	3.25%, 11/25/2043	2,722,769
428,409	3.50%, 11/01/2026	429,791
1,516,806	3.50%, 12/01/2026	1,525,929
194,327	3.50%, 12/01/2028	195,497
3,051,490	3.50%, 10/25/2035	3,021,105
1,506,353	3.50%, 07/25/2045	1,499,428
714,836	3.50%, 05/25/2056	700,599
2,540,926	4.00%, 11/25/2041	2,525,318
		26,610,301
	GNMA - 0.4%
1,636,425	2.00%, 05/20/2046	1,531,009
4,216,259	2.50%, 10/20/2041	4,123,184
2,051,822	2.50%, 07/20/2042	2,004,639
717,987	3.00%, 08/20/2045	708,651
820,498	3.50%, 05/20/2048	814,302
81,230	5.00%, 08/20/2039	84,159
		9,265,944
	Total U.S. Government Agencies (cost $65,963,394)	$ 63,548,003
U.S. GOVERNMENT SECURITIES - 1.9%
	U.S. Treasury Securities - 1.9%
	U.S. Treasury Notes - 1.9%
10,000,000	0.13%, 05/15/2023	$ 9,791,406
5,000,000	0.13%, 02/15/2024	4,781,836
10,000,000	0.25%, 06/15/2024	9,487,109
5,000,000	1.38%, 02/15/2023	4,980,274
10,000,000	1.50%, 02/15/2025	9,632,031
	Total U.S. Government Securities (cost $39,896,856)	$ 38,672,656
	Total Long-Term Investments (Cost $2,049,763,749)	$ 1,952,074,921
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.8%
35,764,409	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $35,765,124; collateralized by U.S. Treasury Note at 1.375%, maturing 11/15/2031, with a market value of $17,758,913; and collateralized by U.S. Treasury Bond at 4.500%, maturing 05/15/2038, with a market value of $18,720,863	$ 35,764,409
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.8% - (continued)
	Securities Lending Collateral - 0.0%
203,636	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(12)		$ 203,636
493,979	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(12)		493,979
			697,615
	Total Short-Term Investments (cost $36,462,024)		$ 36,462,024
	Total Investments (cost $2,086,225,773)	98.7%	$ 1,988,536,945
	Other Assets and Liabilities	1.3%	26,121,631
	Total Net Assets	100.0%	$ 2,014,658,576
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $751,947,792, representing 37.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of this security was $425,434, representing 0.0% of net assets.
(8)	Security is a zero-coupon bond.

The accompanying notes are an integral part of these financial statements.
102

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2022, the aggregate value of the unfunded commitment was $183,508, which represents 0.0% of total net assets.
(12)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,631	06/30/2022	$ 343,835,188	$ (6,466,905)
Short position contracts:
U.S. Treasury 5-Year Note Future	1,690	06/30/2022	$ 190,415,469	$ 8,505,481
U.S. Treasury 10-Year Note Future	264	06/21/2022	31,457,250	1,863,448
Total				$ 10,368,929
Total futures contracts				$ 3,902,024

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,614,000	EUR	2,775,676	USD	BCLY	05/06/2022	$ (17,398)
2,870,054	USD	2,614,000	EUR	UBS	05/06/2022	111,776
39,472,661	USD	36,945,203	EUR	BCLY	05/31/2022	446,437
2,779,553	USD	2,614,000	EUR	BCLY	06/07/2022	17,175
Total foreign currency contracts						$ 557,990
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 426,479,069	$ —	$ 426,479,069	$ —
Corporate Bonds	1,012,631,761	—	1,012,631,761	—
Municipal Bonds	9,676,877	—	9,676,877	—
Senior Floating Rate Interests	401,066,555	—	401,066,555	—
U.S. Government Agencies	63,548,003	—	63,548,003	—
U.S. Government Securities	38,672,656	—	38,672,656	—
Short-Term Investments	36,462,024	697,615	35,764,409	—
Foreign Currency Contracts(2)	575,388	—	575,388	—
Futures Contracts(2)	10,368,929	10,368,929	—	—
Total	$ 1,999,481,262	$ 11,066,544	$ 1,988,414,718	$ —
Liabilities
Foreign Currency Contracts(2)	$ (17,398)	$ —	$ (17,398)	$ —
Futures Contracts(2)	(6,466,905)	(6,466,905)	—	—
Total	$ (6,484,303)	$ (6,466,905)	$ (17,398)	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
103

The Hartford Strategic Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.5%
	Asset-Backed - Automobile - 1.6%
	American Credit Acceptance Receivables Trust
$ 5,750,000	3.64%, 05/15/2028(1)	$ 5,371,228
7,760,000	4.21%, 07/13/2028(1)	7,281,421
2,100,000	Carvana Auto Receivables Trust 4.55%, 01/10/2028(1)	2,011,537
	DT Auto Owner Trust
7,450,000	1.31%, 05/17/2027(1)	6,817,024
1,785,000	3.34%, 07/17/2028(1)	1,665,143
	Exeter Automobile Receivables Trust
6,500,000	1.55%, 06/15/2027	6,064,806
3,340,000	5.56%, 06/15/2027(1)	3,317,963
	Santander Bank Auto Credit-Linked Notes
467,941	3.27%, 12/15/2031(1)	458,134
1,000,000	5.00%, 12/15/2031(1)	947,703
1,200,000	6.17%, 12/15/2031(1)	1,135,418
369,701	Securitized Term Auto Loan Receivables Trust 4.57%, 03/25/2026(1)	372,383
	Westlake Automobile Receivables Trust
1,830,000	3.42%, 04/15/2027(1)	1,709,601
8,830,000	3.66%, 12/15/2027(1)	8,162,253
		45,314,614
	Asset-Backed - Credit Card - 0.4%
	Mercury Financial Credit Card Master Trust
7,750,000	5.20%, 09/21/2026(1)	7,525,349
4,000,000	6.26%, 03/20/2026(1)	3,906,400
		11,431,749
	Asset-Backed - Finance & Insurance - 2.0%
2,875,000	Ares CLO Ltd. 6.84%, 07/22/2030, 3 mo. USD LIBOR + 5.700%(1)(2)	2,684,494
2,183,000	Atlas Senior Loan Fund Ltd. 6.96%, 07/26/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	1,884,128
305,000	Ballyrock CLO Ltd. 8.06%, 01/20/2034, 3 mo. USD LIBOR + 7.000%(1)(2)	296,869
1,500,000	Burnham Park CLO Ltd. 6.46%, 10/20/2029, 3 mo. USD LIBOR + 5.400%(1)(2)	1,450,603
2,981,250	Carlyle US CLO Ltd. 6.36%, 01/20/2030, 3 mo. USD LIBOR + 5.300%(1)(2)	2,630,953
	CIFC Funding Ltd.
2,660,000	5.99%, 04/19/2029, 3 mo. USD LIBOR + 4.950%(1)(2)	2,487,643
2,270,000	7.89%, 01/15/2034, 3 mo. USD LIBOR + 6.850%(1)(2)	2,239,816
2,500,000	Dryden 64 CLO Ltd. 6.64%, 04/18/2031, 3 mo. USD LIBOR + 5.600%(1)(2)	2,425,825
18,616	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	15,257
4,899,990	Madison Park Funding Ltd. 6.94%, 10/22/2030, 3 mo. USD LIBOR + 5.800%(1)(2)	4,614,948
3,400,000	Oaktree CLO Ltd. 8.29%, 10/20/2032, 3 mo. USD LIBOR + 7.230%(1)(2)	3,302,801
	Octagon Investment Partners Ltd.
5,000,000	6.79%, 07/17/2030, 3 mo. USD LIBOR + 5.750%(1)(2)	4,663,575
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.5% - (continued)
	Asset-Backed - Finance & Insurance - 2.0% - (continued)
$ 2,825,000	6.99%, 07/15/2030, 3 mo. USD LIBOR + 5.950%(1)(2)	$ 2,654,861
3,000,000	Octagon Loan Funding Ltd. 6.49%, 11/18/2031, 3 mo. USD LIBOR + 6.000%(1)(2)	2,820,633
4,910,000	Palmer Square Loan Funding Ltd. 8.57%, 07/20/2029, 3 mo. USD LIBOR + 7.510%(1)(2)	4,752,026
2,000,000	Sound Point CLO Ltd. 7.96%, 10/20/2028, 3 mo. USD LIBOR + 6.900%(1)(2)	1,896,360
6,750,000	Stewart Park CLO Ltd. 6.32%, 01/15/2030, 3 mo. USD LIBOR + 5.280%(1)(2)	6,279,586
4,250,000	Symphony CLO Ltd. 7.14%, 10/15/2031, 3 mo. USD LIBOR + 6.100%(1)(2)	4,021,469
6,150,000	Webster Park CLO Ltd. 6.56%, 07/20/2030, 3 mo. USD LIBOR + 5.500%(1)(2)	5,855,581
		56,977,428
	Asset-Backed - Home Equity - 0.1%
	GSAA Home Equity Trust
466,690	0.81%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	163,119
803,363	0.83%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	291,976
836,446	1.03%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	280,679
574,627	1.13%, 04/25/2047, 1 mo. USD LIBOR + 0.460%(2)	329,086
2,020,400	Morgan Stanley Mortgage Loan Trust 1.01%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(2)	727,713
	Soundview Home Loan Trust
2,251,000	0.91%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,097,464
103,105	1.17%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	99,099
		3,989,136
	Commercial Mortgage-Backed Securities - 1.7%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.84%, 11/05/2032(1)(3)	1,513,591
	BANK XA
6,532,401	0.71%, 11/15/2062(3)(4)	241,957
5,339,532	0.81%, 12/15/2052(3)(4)	229,469
12,371,332	1.00%, 01/15/2063(3)(4)	667,839
9,299,970	1.04%, 05/15/2062(3)(4)	470,448
	BBCMS Mortgage Trust
2,490,000	1.10%, 04/15/2053(3)(4)	170,269
4,330,546	1.74%, 04/15/2053(3)(4)	374,548
	Benchmark Mortgage Trust
15,258,045	1.39%, 03/15/2062(3)(4)	935,825
8,672,762	1.63%, 01/15/2054(3)(4)	876,919
1,742,000	BX Commercial Mortgage Trust 3.40%, 09/15/2036, 1 mo. USD LIBOR + 2.850%(1)(2)	1,689,697
1,120,000	BX Trust 5.48%, 06/15/2023, 1 mo. USD LIBOR + 4.930%(1)(2)	1,090,197
10,165,000	BXSC Commercial Mortgage Trust 4.64%, 03/15/2035, 1 mo. USD SOFR + 4.134%(1)(2)	10,063,239

The accompanying notes are an integral part of these financial statements.
104

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.5% - (continued)
	Commercial Mortgage-Backed Securities - 1.7% - (continued)
$ 2,260,000	CAMB Commercial Mortgage Trust 3.80%, 12/15/2037, 1 mo. USD LIBOR + 3.250%(1)(2)	$ 2,206,173
180,000	Citigroup Commercial Mortgage Trust 4.76%, 03/10/2047(1)(3)	171,418
	Commercial Mortgage Trust
981,000	4.75%, 10/15/2045(1)(3)	506,294
1,350,000	4.81%, 08/10/2047(3)	1,295,023
2,620	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	2,564
	DBJPM Mortgage Trust
20,468,189	1.58%, 08/10/2049(3)(4)	1,002,137
4,148,995	1.83%, 09/15/2053(3)(4)	344,674
	GS Mortgage Securities Trust
60,920	0.09%, 08/10/2044(1)(3)(4)	1
3,722,177	0.09%, 07/10/2046(3)(4)	2,228
7,543,274	0.79%, 02/13/2053(3)(4)	297,490
2,190,000	4.90%, 11/10/2045(1)(3)	2,168,401
1,450,000	5.10%, 10/15/2036, 1 mo. USD LIBOR + 4.550%(1)(2)	1,406,155
175,000	5.16%, 04/10/2047(1)(3)	102,731
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(3)	754,237
485,000	4.51%, 12/15/2047(1)(3)	402,816
73,601	5.92%, 08/15/2046(1)(3)	73,078
	Morgan Stanley Capital Trust
2,055,000	4.28%, 06/15/2050(3)	1,915,141
465,000	5.25%, 07/15/2049(1)(3)	249,176
4,551	5.75%, 10/12/2052(1)(3)	1,593
11,760,000	SREIT Trust 3.18%, 11/15/2038, 1 mo. USD LIBOR + 2.625%(1)(2)	11,437,929
15,000	Wells Fargo Commercial Mortgage Trust 4.29%, 05/15/2048(3)	14,038
	Wells Fargo N.A.
28,681,884	0.76%, 11/15/2062(3)(4)	1,187,622
4,259,866	1.35%, 03/15/2063(3)(4)	305,103
14,069,840	1.90%, 03/15/2063(3)(4)	1,584,181
	WF-RBS Commercial Mortgage Trust
142,140	3.02%, 11/15/2047(1)	8,530
2,125,000	4.97%, 11/15/2045(1)(3)	2,001,481
215,000	5.00%, 06/15/2044(1)(3)	139,397
		47,903,609
	Other Asset-Backed Securities - 1.0%
1,034,648	Aaset Trust 6.41%, 01/16/2040(1)	213,828
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	2,033,100
55,233	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	54,143
27,524	Bayview Opportunity Master Fund Trust 3.50%, 01/28/2055(1)(3)	27,314
920,504	CF Hippolyta LLC 2.60%, 07/15/2060(1)	828,624
	Domino's Pizza Master Issuer LLC
469,200	3.67%, 10/25/2049(1)	440,145
646,550	4.12%, 07/25/2048(1)	646,508
1,193,198	GSAMP Trust 0.76%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	824,556
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,730,176
	Pretium Mortgage Credit Partners LLC
9,920,000	3.60%, 02/25/2061(1)(5)	9,384,518
3,705,000	3.72%, 07/25/2051(1)(5)	3,536,034
6,350,000	3.84%, 07/25/2051(1)(5)	6,071,146
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.5% - (continued)
	Other Asset-Backed Securities - 1.0% - (continued)
$ 1,890,000	3.84%, 06/27/2060(1)(5)	$ 1,781,967
1,715,000	Vericrest Opportunity Loan Transferee 4.21%, 08/25/2051(1)(5)	1,605,723
569,713	Wendy's Funding LLC 3.88%, 03/15/2048(1)	558,069
		29,735,851
	Whole Loan Collateral CMO - 5.7%
	Alternative Loan Trust
26,614	1.17%, 12/25/2035, 1 mo. USD LIBOR + 0.500%(2)	12,365
99,919	1.21%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	93,675
180,961	1.31%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	153,157
561,931	5.75%, 05/25/2036	301,845
581,794	6.00%, 05/25/2036	397,836
110,178	Bank of America Mortgage Trust 2.75%, 09/25/2035(3)	104,627
102,172	Bear Stearns Adjustable Rate Mortgage Trust 2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	103,214
52,038	Bear Stearns Alt-A Trust 1.17%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	75,861
	Bellemeade Re Ltd.
1,688,000	4.89%, 01/26/2032(1)(2)	1,568,801
665,000	6.67%, 08/26/2030, 1 mo. USD LIBOR + 6.000%(1)(2)	685,219
488,611	Chase Mortgage Finance Trust 5.50%, 11/25/2035	414,741
280,048	CHL Mortgage Pass-Through Trust 2.89%, 09/25/2047(3)	262,769
	Connecticut Avenue Securities Trust
2,240,000	3.67%, 01/25/2040, 1 mo. USD LIBOR + 3.000%(1)(2)	2,055,271
9,000,000	3.92%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	8,436,363
5,885,000	4.07%, 10/25/2039, 1 mo. USD LIBOR + 3.400%(1)(2)	5,699,381
7,957,000	4.42%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	7,767,409
2,735,068	4.77%, 07/25/2039, 1 mo. USD LIBOR + 4.100%(1)(2)	2,735,070
987,739	5.92%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	1,006,346
71,425	CSMC Trust 3.25%, 04/25/2047(1)(3)	68,153
	Eagle RE Ltd.
217,145	2.37%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	216,729
8,870,000	6.04%, 10/25/2033, SOFR30A + 5.750%(1)(2)	8,796,982
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	5,036,578
	Fannie Mae Connecticut Avenue Securities
971,719	3.27%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	980,491
3,737,319	3.67%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	3,783,906
6,890,000	4.42%, 10/25/2030, 1 mo. USD LIBOR + 3.750%(2)	6,869,536
534,101	5.57%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	563,436

The accompanying notes are an integral part of these financial statements.
105

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.5% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 32,696	GMACM Mortgage Loan Trust 2.89%, 04/19/2036(3)	$ 27,208
302,494	GSR Mortgage Loan Trust 2.85%, 01/25/2036(3)	305,194
968,744	HarborView Mortgage Loan Trust 0.79%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	982,236
10,390,000	Home Re Ltd. 5.78%, 10/25/2034	10,389,876
18,409	Impac CMB Trust 2.92%, 02/25/2036, 1 mo. USD LIBOR + 2.250%(2)	18,439
369,723	IndyMac IMSC Mortgage Loan Trust 0.82%, 03/25/2047, 1 mo. USD LIBOR + 0.150%(2)	285,169
	JP Morgan Mortgage Trust
116,437	2.66%, 11/25/2035(3)	108,974
22,905	2.92%, 04/25/2037(3)	20,523
153,093	3.09%, 05/25/2036(3)	134,451
1,130,281	Legacy Mortgage Asset Trust 3.25%, 11/25/2059(1)(5)	1,127,780
2,000,000	LHOME Mortgage Trust 4.61%, 06/25/2026(1)(5)	1,832,817
52,803	MASTR Adjustable Rate Mortgages Trust 2.76%, 11/21/2034(3)	52,242
199,387	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.69%, 06/25/2036(3)	168,682
3,970,000	NYMT Loan Trust 3.56%, 08/25/2061(1)(5)	3,609,976
4,645,000	OSAT Trust 3.97%, 05/25/2065(1)(5)	4,392,508
1,749,064	PMT Credit Risk Transfer Trust 3.57%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	1,755,387
	Preston Ridge Partners Mortgage Trust LLC
1,265,000	3.47%, 04/25/2026(1)(5)	1,207,182
3,505,000	3.47%, 07/25/2026(1)(5)	3,402,384
5,370,000	3.67%, 08/25/2026(1)(5)	5,235,041
9,255,000	3.97%, 10/25/2026(1)(3)	8,932,454
996,000	4.70%, 11/25/2025(1)(5)	964,418
11,603,000	4.83%, 10/25/2026(1)(5)	10,942,000
802,043	Radnor RE Ltd. 6.27%, 10/25/2030, 1 mo. USD LIBOR + 5.600%(1)(2)	805,031
875,000	RCO Mortgage LLC 3.97%, 05/26/2026(1)(5)	860,343
883,335	Structured Asset Mortgage Investments Trust 1.13%, 02/25/2036, 1 mo. USD LIBOR + 0.460%(2)	834,356
4,675,000	Triangle Re Ltd. 6.17%, 10/25/2033, 1 mo. USD LIBOR + 5.500%(1)(2)	4,635,344
	VCAT LLC
13,902,000	3.84%, 08/25/2051(1)(5)	13,502,422
2,140,000	4.21%, 03/27/2051(1)(5)	2,068,928
2,170,000	Verus Securitization Trust 5.68%, 08/25/2050(1)(5)	2,166,586
2,385,000	VOLT C LLC 4.83%, 05/25/2051(1)(5)	2,244,660
2,205,000	VOLT CI LLC 4.83%, 05/25/2051(1)(5)	2,063,946
2,065,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(5)	1,973,866
5,705,000	VOLT XCIV LLC 4.95%, 02/27/2051(1)(5)	5,469,849
4,195,000	VOLT XCIX LLC 4.95%, 04/25/2051(1)(5)	4,015,148
5,145,000	VOLT XCV LLC 4.95%, 03/27/2051(1)(5)	4,879,539
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.5% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 14,581	WaMu Mortgage Pass-Through Certificates Trust 1.51%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	$ 14,132
347,542	Washington Mutual Mortgage Pass-Through Certificates Trust 1.27%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	233,401
662,287	ZH Trust 2.25%, 02/18/2027(1)	658,119
		160,510,372
	Total Asset & Commercial Mortgage-Backed Securities (cost $372,186,179)	$ 355,862,759
CONVERTIBLE BONDS - 4.7%
	Airlines - 0.1%
1,750,000	Southwest Airlines Co. 1.25%, 05/01/2025	$ 2,389,625
	Auto Manufacturers - 0.2%
5,300,000	Arrival S.A. 3.50%, 12/01/2026(1)(6)	2,855,640
3,416,000	Ford Motor Co. 0.00%, 03/15/2026(7)	3,626,084
		6,481,724
	Biotechnology - 0.3%
1,896,000	Apellis Pharmaceuticals, Inc. 3.50%, 09/15/2026	2,767,022
4,957,000	Exact Sciences Corp. 0.38%, 03/15/2027	4,220,886
		6,987,908
	Commercial Banks - 0.0%
EUR 500,000	Bper Banca 8.75%, 12/31/2099, (8.75% fixed rate until 07/25/2029; 5 year EUR Swap + 8.750% thereafter)(8)(9)(10)	572,310
	Commercial Services - 0.5%
$ 5,843,000	Alarm.com Holdings, Inc. 0.00%, 01/15/2026(7)	4,843,847
	Block, Inc.
2,888,000	0.13%, 03/01/2025	3,218,315
2,600,000	0.25%, 11/01/2027(6)	2,120,300
EUR 2,300,000	Nexi S.p.A. 1.75%, 04/24/2027(10)	2,235,761
$ 3,552,000	Repay Holdings Corp. 0.00%, 02/01/2026(1)(7)	2,880,672
		15,298,895
	Energy-Alternate Sources - 0.1%
2,795,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)	2,658,045
1,286,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	1,287,929
		3,945,974
	Entertainment - 0.1%
3,720,000	DraftKings, Inc. 0.00%, 03/15/2028(7)	2,471,940
800,000	Penn National Gaming, Inc. 2.75%, 05/15/2026	1,390,400
		3,862,340
	Healthcare - Products - 0.5%
4,337,000	Insulet Corp. 0.38%, 09/01/2026	5,334,510

The accompanying notes are an integral part of these financial statements.
106

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.7% - (continued)
	Healthcare - Products - 0.5% - (continued)
$ 4,544,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	$ 4,629,427
5,065,000	NuVasive, Inc. 0.38%, 03/15/2025	4,723,113
		14,687,050
	Internet - 0.8%
5,875,000	AIRBNB, Inc. 0.00%, 03/15/2026(7)	5,384,437
	ETSY, Inc.
945,000	0.13%, 10/01/2026	1,242,203
4,028,000	0.25%, 06/15/2028(1)	3,202,260
4,390,000	Sea Ltd. 0.25%, 09/15/2026	3,303,475
5,026,000	Snap, Inc. 0.13%, 03/01/2028(1)	4,405,289
885,000	Trip.com Group Ltd. 1.99%, 07/01/2025	889,292
5,368,000	Uber Technologies, Inc. 0.00%, 12/15/2025(7)	4,635,268
		23,062,224
	IT Services - 0.3%
2,450,000	PAR Technology Corp. 1.50%, 10/15/2027	1,966,125
4,430,000	Rapid7, Inc. 0.25%, 03/15/2027	4,961,113
		6,927,238
	Leisure Time - 0.2%
3,606,000	Royal Caribbean Cruises Ltd. 4.25%, 06/15/2023	4,440,068
	Miscellaneous Manufacturing - 0.2%
4,474,000	John Bean Technologies Corp. 0.25%, 05/15/2026(1)	4,212,271
	Oil & Gas - 0.1%
1,565,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	3,444,565
	Pharmaceuticals - 0.5%
2,025,000	Aerie Pharmaceuticals, Inc. 1.50%, 10/01/2024(6)	1,787,162
2,483,000	Ascendis Pharma A/S 2.25%, 04/01/2028(1)	2,286,843
5,050,000	Dexcom, Inc. 0.25%, 11/15/2025(6)	5,280,406
3,826,000	Jazz Investments I Ltd. 2.00%, 06/15/2026	4,670,111
		14,024,522
	Real Estate Investment Trusts - 0.2%
4,423,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	5,004,624
1,256,000	PennyMac Corp. 5.50%, 03/15/2026	1,160,293
		6,164,917
	Retail - 0.1%
3,725,000	Shake Shack, Inc. 0.00%, 03/01/2028(7)	2,870,112
	Software - 0.5%
5,550,000	Avalara, Inc. 0.25%, 08/01/2026(1)	4,434,450
4,100,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026	3,375,120
5,500,000	Ringcentral, Inc. 0.00%, 03/01/2025(7)	4,609,000
1,710,000	Workday, Inc. 0.25%, 10/01/2022	2,421,360
		14,839,930
	Total Convertible Bonds (cost $150,336,422)	$ 134,211,673
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9%
	Aerospace/Defense - 0.2%
	Embraer Netherlands Finance B.V.
$ 4,010,000	6.95%, 01/17/2028(1)	$ 4,034,360
1,665,000	6.95%, 01/17/2028(10)	1,675,115
279,000	Maxar Space Robotics LLC 9.75%, 12/31/2023(1)	297,484
		6,006,959
	Agriculture - 0.1%
	Kernel Holding S.A.
3,975,000	6.50%, 10/17/2024(1)	2,106,750
1,745,000	6.75%, 10/27/2027(1)	924,850
1,090,000	6.75%, 10/27/2027(10)	577,700
		3,609,300
	Airlines - 0.3%
3,175,000	American Airlines, Inc. 5.75%, 04/20/2029(1)	3,059,351
6,235,396	Hawaiian Brand Intellectual Property Ltd. 5.75%, 01/20/2026(1)	6,052,792
		9,112,143
	Auto Manufacturers - 0.6%
	Daimler Canada Finance, Inc.
CAD 1,000,000	2.57%, 11/22/2022	778,307
2,080,000	3.05%, 05/16/2022	1,620,195
1,800,000	3.30%, 08/16/2022	1,405,855
	Daimler Trucks Finance North America LLC
$ 1,000,000	0.78%, 06/14/2023, 3 mo. USD SOFR + 0.500%(1)(2)	998,364
2,500,000	1.29%, 04/05/2024	2,500,475
CAD 5,475,000	General Motors Financial of Canada Ltd. 2.60%, 06/01/2022	4,264,179
	Honda Canada Finance, Inc.
800,000	1.43%, 09/19/2022	622,589
1,000,000	2.27%, 07/15/2022	779,336
	VW Credit Canada, Inc.
3,800,000	2.65%, 06/27/2022(10)	2,962,400
500,000	3.70%, 11/14/2022	391,481
		16,323,181
	Auto Parts & Equipment - 0.3%
	Adient Global Holdings Ltd.
EUR 3,986,000	3.50%, 08/15/2024(10)	3,952,730
$ 1,050,000	4.88%, 08/15/2026(1)	936,316
EUR 2,645,000	Clarios Global L.P. / Clarios U.S. Finance Co. 4.38%, 05/15/2026(10)	2,666,592
		7,555,638
	Beverages - 0.2%
$ 5,348,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029(1)	5,093,970
	Chemicals - 0.6%
	Braskem Idesa SAPI
7,230,000	6.99%, 02/20/2032(1)	6,487,985
200,000	6.99%, 02/20/2032(10)	179,474
720,000	Braskem Netherlands Finance B.V. 4.50%, 01/10/2028(10)	678,103
725,000	GC Treasury Centre Co., Ltd. 4.40%, 03/30/2032(1)	689,955
	OCP S.A.
460,000	3.75%, 06/23/2031(10)	388,955
200,000	3.75%, 06/23/2031(1)	169,111
1,100,000	4.50%, 10/22/2025(10)	1,100,374

The accompanying notes are an integral part of these financial statements.
107

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Chemicals - 0.6% - (continued)
$ 4,999,000	5.13%, 06/23/2051(1)	$ 3,863,027
200,000	5.13%, 06/23/2051(10)	154,552
430,000	5.63%, 04/25/2024(10)	440,750
	Syngenta Finance N.V.
3,036,000	5.68%, 04/24/2048(1)	3,122,700
595,000	5.68%, 04/24/2048(10)	611,992
		17,886,978
	Commercial Banks - 2.5%
	Abanca Corp. Bancaria S.A.
EUR 600,000	4.63%, 04/07/2030, (4.63% fixed rate until 04/07/2025; 5 year EUR Swap + 5.014% thereafter)(8)(10)	629,298
400,000	6.00%, 01/20/2026, (6.00% fixed rate until 01/20/2026; 5 year EUR Swap + 6.570% thereafter)(8)(9)(10)	398,842
400,000	7.50%, 10/02/2023, (7.50% fixed rate until 10/02/2023; 5 year EUR Swap + 7.326% thereafter)(8)(9)(10)	430,420
$ 2,000,000	Agricultural Bank of China Ltd. 1.92%, 07/30/2022, 3 mo. USD LIBOR + 0.680%(2)(10)	2,002,220
	AIB Group plc
EUR 530,000	2.88%, 05/30/2031, (2.87% fixed rate until 05/30/2026; 5 year EUR Swap + 3.300% thereafter)(8)(10)	534,741
410,000	5.25%, 10/09/2024, (5.25% fixed rate until 10/09/2024; 5 year EUR Swap + 5.702% thereafter)(8)(9)(10)	417,932
400,000	Argenta Spaarbank N.V. 1.38%, 02/08/2029, (1.38% fixed rate until 02/08/2028; 1 year EUR Swap + 1.100% thereafter)(8)(10)	386,601
	Banca Monte dei Paschi di Siena S.p.A.
675,000	1.88%, 01/09/2026(10)	638,390
750,000	2.63%, 04/28/2025(10)	739,784
	Banco de Credito del Peru S.A.
$ 361,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(8)(10)	329,055
185,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(8)	168,629
60,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.450% thereafter)(1)(8)	54,000
	Banco de Credito Social Cooperativo S.A.
EUR 1,400,000	5.25%, 11/27/2031, (5.25% fixed rate until 05/27/2026; 5 year EUR Swap + 5.419% thereafter)(8)(10)	1,407,072
1,100,000	7.75%, 06/07/2027, (7.75% fixed rate until 06/07/2022; 5 year EUR Swap + 7.591% thereafter)(8)(10)	1,166,572
	Banco do Brasil S.A.
$ 200,000	3.25%, 09/30/2026(10)	186,002
200,000	4.63%, 01/15/2025(1)	199,980
385,000	4.88%, 01/11/2029(1)	373,643
EUR 1,140,000	Banco Santander S.A. 1.00%, 12/15/2024(3)(9)	1,082,379
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Commercial Banks - 2.5% - (continued)
$ 760,000	Bancolombia S.A. 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(2)(8)	$ 711,527
710,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(2)(8)	610,684
770,000	Bank Hapoalim BM 3.26%, 01/21/2032, (3.26% fixed rate until 01/21/2027; 5 year USD CMT + 2.155% thereafter)(1)(2)(8)(10)	693,000
400,000	Bank Leumi Le-Israel BM 3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(8)(10)	366,000
CAD 2,060,000	Bank of America Corp. 3.23%, 06/22/2022	1,607,005
	Bank of China Ltd.
$ 3,500,000	1.36%, 11/22/2022, 3 mo. USD LIBOR + 0.880%(2)(10)	3,500,385
2,000,000	1.87%, 07/11/2022, 3 mo. USD LIBOR + 0.880%(2)(10)	2,001,080
500,000	Bank of Montreal 0.96%, 03/08/2024(2)	500,295
CAD 1,000,000	Bank of Nova Scotia 2.38%, 05/01/2023	771,070
	Barclays plc
EUR 450,000	0.58%, 08/09/2029, (0.58% fixed rate until 08/09/2028; 1 year EUR Swap + 1.260% thereafter)(8)(10)	410,791
$ 425,000	2.67%, 03/10/2032, (2.67% fixed rate until 03/10/2031; 12 mo. USD CMT + 1.200% thereafter)(8)	354,504
GBP 400,000	3.00%, 05/08/2026(10)	489,651
875,000	5.88%, 09/15/2024, (5.88% fixed rate until 09/15/2024; 5 year GBP Swap + 5.187% thereafter)(8)(9)(10)	1,075,513
625,000	6.38%, 12/15/2025, (6.38% fixed rate until 12/15/2025; 5 year UK Government Bond + 6.016% thereafter)(8)(9)(10)	789,591
$ 550,000	7.75%, 09/15/2023, (7.75% fixed rate until 09/15/2023; 5 year USD Swap + 4.842% thereafter)(8)(9)	554,812
490,000	BBVA Global Finance Ltd. 7.00%, 12/01/2025	526,082
655,000	BNP Paribas S.A. 6.63%, 03/25/2024, (6.63% fixed rate until 03/25/2024; 5 year USD Swap + 4.149% thereafter)(1)(8)(9)	659,807
EUR 600,000	BPCE S.A. 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 year EUR Swap + 1.750% thereafter)(8)(10)	570,382
	CaixaBank S.A.
400,000	5.25%, 03/23/2026, (5.25% fixed rate until 03/23/2026; 5 year EUR Swap + 4.504% thereafter)(8)(9)(10)	396,661
1,400,000	6.00%, 07/18/2022, (6.00% fixed rate until 07/18/2022; 5 year EUR Swap + 5.819% thereafter)(8)(9)(10)	1,479,677
	Credit Agricole S.A.
JPY 200,000,000	0.44%, 06/09/2022(10)	1,541,202

The accompanying notes are an integral part of these financial statements.
108

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Commercial Banks - 2.5% - (continued)
$ 525,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(6)(8)(10)	$ 487,696
GBP 700,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.812% thereafter)(1)(8)(9)	912,722
	Credit Suisse Group AG
EUR 620,000	0.63%, 01/18/2033(10)	480,114
GBP 175,000	2.13%, 11/15/2029, (2.13% fixed rate until 11/15/2028; 1 year UK Government Bond + 1.550% thereafter)(8)(10)	192,225
$ 1,925,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(8)(9)(10)	1,866,765
2,350,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(1)(8)(9)	2,351,621
550,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(8)(9)(10)	550,380
	Danske Bank A/S
300,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(8)	272,746
958,000	4.38%, 05/18/2026, (4.38% fixed rate until 05/18/2026; 5 year USD CMT + 3.387% thereafter)(8)(9)(10)	864,595
325,000	5.38%, 01/12/2024(1)	331,583
1,100,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 7 year USD CMT + 4.130% thereafter)(8)(9)(10)	1,092,296
	Deutsche Bank AG
EUR 600,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 year EUR Swap + 4.552% thereafter)(8)(9)(10)	546,095
$ 875,000	4.88%, 12/01/2032, (4.88% fixed rate until 12/01/2027; 5 year USD ICE Swap + 2.553% thereafter)(8)	802,805
EUR 400,000	Erste Group Bank AG 4.25%, 10/15/2027, (4.25% fixed rate until 10/15/2027; 5 year EUR Swap + 4.646% thereafter)(8)(9)(10)	382,947
925,000	FinecoBank Banca Fineco S.p.A. 5.88%, 12/03/2024, (5.88% fixed rate until 12/03/2024; 5 year EUR Swap + 5.880% thereafter)(8)(9)(10)	995,346
$ 5,010,000	Freedom Mortgage Corp. 7.63%, 05/01/2026(1)	4,559,100
100,000	Goldman Sachs Group, Inc. 1.21%, 02/23/2023, 3 mo. USD LIBOR + 0.750%(2)	99,998
200,000	Grupo Aval Ltd. 4.75%, 09/26/2022(10)	200,360
650,000	HSBC Bank plc 0.75%, 06/30/2022, 6 mo. USD LIBOR + 0.250%(2)(9)	528,580
	HSBC Holdings plc
GBP 425,000	1.75%, 07/24/2027, (1.75% fixed rate until 07/24/2026; SONIA + 1.307% thereafter)(8)	494,186
$ 385,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(8)	324,683
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Commercial Banks - 2.5% - (continued)
$ 1,260,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 year USD CMT + 3.649% thereafter)(8)(9)	$ 1,067,850
255,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(8)	241,485
	Industrial & Commercial Bank of China Ltd.
2,090,000	1.33%, 05/23/2022, 3 mo. USD LIBOR + 0.870%(2)(10)	2,090,251
GBP 1,000,000	1.50%, 07/31/2022(10)	1,253,836
$ 1,000,000	1.55%, 09/16/2022, 3 mo. USD LIBOR + 0.670%(2)(10)	1,000,640
435,000	4.88%, 09/21/2025(10)	448,770
	Itau Unibanco Holding S.A.
980,000	2.90%, 01/24/2023(10)	981,225
725,000	2.90%, 01/24/2023(1)	725,906
EUR 550,000	Jyske Bank A/S 3.63%, 12/04/2028, (3.63% fixed rate until 12/04/2028; 5 year EUR Swap + 3.688% thereafter)(8)(9)(10)	520,170
	La Banque Postale S.A.
600,000	0.75%, 06/23/2031(10)	524,266
400,000	3.88%, 05/20/2026, (3.88% fixed rate until 05/20/2026; 5 year EUR Swap + 4.010% thereafter)(8)(9)(10)	380,837
$ 815,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(8)(10)	737,167
	Natwest Group plc
EUR 550,000	0.78%, 02/26/2030, (0.78% fixed rate until 02/26/2029; 3 mo. EURIBOR + 0.949% thereafter)(8)(10)	506,529
GBP 525,000	2.11%, 11/28/2031, (2.11% fixed rate until 08/26/2026; 5 year UK Government Bond + 1.750% thereafter)(8)(10)	600,398
$ 920,000	3.03%, 11/28/2035, (3.03% fixed rate until 08/28/2030; 5 year USD CMT + 2.350% thereafter)(8)	772,080
	QNB Finance Ltd.
200,000	1.63%, 09/22/2025(10)	186,484
485,000	2.63%, 05/12/2025(10)	469,820
400,000	3.50%, 03/28/2024(10)	399,780
EUR 700,000	Raiffeisen Bank International AG 1.38%, 06/17/2033, (1.38% fixed rate until 03/17/2028; 5 year EUR CMS + 1.600% thereafter)(8)(10)	589,805
GBP 1,300,000	Santander UK Group Holdings plc 7.38%, 06/24/2022, (7.38% fixed rate until 06/24/2022; 5 year GBP Swap + 5.543% thereafter)(8)(9)(10)	1,630,354
$ 680,000	Shinhan Bank Co., Ltd. 4.38%, 04/13/2032(1)	666,876
590,000	Societe Generale S.A. 6.75%, 04/06/2028, (6.75% fixed rate until 04/06/2028; 5 year USD Swap + 3.929% thereafter)(1)(8)(9)	562,722
EUR 200,000	Stichting AK Rabobank Certificaten 6.50%, 12/29/2049(5)(9)(10)	229,665

The accompanying notes are an integral part of these financial statements.
109

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Commercial Banks - 2.5% - (continued)
	UBS Group AG
$ 500,000	5.00%, 01/31/2023, (5.00% fixed rate until 01/31/2023; 5 year USD Swap + 2.432% thereafter)(8)(9)(10)	$ 477,125
1,050,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(8)(9)(10)	1,069,740
EUR 200,000	Unicaja Banco S.A. 4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 year EUR Swap + 5.020% thereafter)(8)(9)(10)	183,013
$ 815,000	United Overseas Bank Ltd. 3.86%, 10/07/2032(6)	794,601
	Virgin Money UK plc
GBP 325,000	2.63%, 08/19/2031, (2.63% fixed rate until 05/19/2026; 5 year UK Government Bond + 2.250% thereafter)(8)(10)	374,920
450,000	9.25%, 06/08/2024, (9.25% fixed rate until 06/08/2024; 5 year UK Government Bond + 8.307% thereafter)(8)(9)(10)	585,250
763,000	Virgin Money UK PLC 8.00%, 12/08/2022, (8.00% fixed rate until 12/08/2022; 5 year GBP Swap + 6.527% thereafter)(8)(9)(10)	966,630
		70,130,317
	Commercial Services - 0.6%
	Castor S.p.A.
EUR 1,030,000	5.25%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(2)	1,074,374
2,685,000	6.00%, 02/15/2029(1)	2,755,270
	IPD 3 B.V.
925,000	5.50%, 12/01/2025(10)	955,879
390,000	5.50%, 12/01/2025(1)	403,019
4,980,000	La Financiere Atalian SASU 4.00%, 05/15/2024(10)	4,256,236
	Nexi S.p.A.
2,495,000	1.63%, 04/30/2026(10)	2,411,515
1,000,000	2.13%, 04/30/2029(10)	899,345
	Q-Park Holding I B.V.
910,000	2.00%, 03/01/2026, 3 mo. EURIBOR + 2.000%(2)(10)	892,365
540,000	2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(2)	529,535
$ 2,232,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	1,704,953
	Verisure Holding AB
EUR 308,000	3.25%, 02/15/2027(1)	291,864
555,000	3.88%, 07/15/2026(1)	550,367
410,000	3.88%, 07/15/2026(10)	406,578
	Verisure Midholding AB
306,000	5.25%, 02/15/2029(1)	282,724
140,000	5.25%, 02/15/2029(10)	129,351
		17,543,375
	Construction Materials - 0.1%
$ 5,325,000	Victors Merger Corp. 6.38%, 05/15/2029(1)	3,234,938
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Diversified Financial Services - 1.4%
$ 500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.96%, 09/29/2023, 3 mo. USD SOFR + 0.680%(2)	$ 495,598
585,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	560,863
1,405,000	goeasy Ltd. 4.38%, 05/01/2026(1)	1,303,138
1,475,000	Gtlk Europe Capital DAC 4.80%, 02/26/2028(10)	206,500
4,887,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	3,860,730
	LD Holdings Group LLC
1,809,000	6.13%, 04/01/2028(1)	1,401,975
3,220,000	6.50%, 11/01/2025(1)	2,656,500
EUR 1,400,000	LeasePlan Corp. N.V. 7.38%, 05/29/2024, (7.37% fixed rate until 05/29/2024; 5 year EUR CMS + 7.556% thereafter)(8)(9)(10)	1,525,019
$ 1,604,000	LFS Topco LLC 5.88%, 10/15/2026(1)	1,483,700
	Midcap Financial Issuer Trust
1,389,000	5.63%, 01/15/2030(1)	1,106,019
5,230,000	6.50%, 05/01/2028(1)	4,510,875
500,000	PennyMac Financial Services, Inc. 5.38%, 10/15/2025(1)	472,500
3,365,000	Shriram Transport Finance Co., Ltd. 4.15%, 07/18/2025(10)	3,083,350
7,715,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	4,764,012
	United Wholesale Mortgage LLC
2,911,000	5.50%, 11/15/2025(1)	2,673,608
4,186,000	5.75%, 06/15/2027(1)	3,631,355
5,970,000	Vistajet Malta/XO Management 6.38%, 02/01/2030(1)	5,223,750
		38,959,492
	Electric - 1.6%
	Alfa Desarrollo S.p.A.
752,965	4.55%, 09/27/2051(1)	590,362
214,419	4.55%, 09/27/2051(10)	168,116
EUR 6,880,000	Bulgarian Energy Holding 2.45%, 07/22/2028(10)	5,787,285
	Centrais Eletricas Brasileiras S.A.
$ 3,240,000	4.63%, 02/04/2030(1)	2,947,622
345,000	4.63%, 02/04/2030(10)	313,867
640,000	Consorcio Transmantaro S.A. 5.20%, 04/11/2038(1)	596,160
360,000	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	316,800
3,170,000	Inkia Energy Ltd. 5.88%, 11/09/2027(10)	2,999,644
200,000	Interchile S.A. 4.50%, 06/30/2056(10)	175,252
	Israel Electric Corp. Ltd.
2,555,000	4.25%, 08/14/2028(1)(10)	2,535,838
475,000	5.00%, 11/12/2024(1)(10)	488,105
430,000	Kallpa Generacion S.A. 4.88%, 05/24/2026(10)	418,179
695,000	Lamar Funding Ltd. 3.96%, 05/07/2025(10)	675,543
670,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(10)	655,635
7,385,000	Oryx Funding Ltd. 5.80%, 02/03/2031(1)(6)	7,278,952

The accompanying notes are an integral part of these financial statements.
110

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Electric - 1.6% - (continued)
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
$ 420,000	3.88%, 07/17/2029(10)	$ 390,667
200,000	5.25%, 05/15/2047(10)	180,296
	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak
430,000	4.85%, 10/14/2038(10)	410,865
200,000	4.85%, 10/14/2038(1)	191,100
	Termocandelaria Power Ltd.
1,076,100	7.88%, 01/30/2029(10)	1,052,630
170,000	7.88%, 01/30/2029(1)	166,292
21,145,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	17,867,525
		46,206,735
	Electronics - 0.0%
880,000	II-VI, Inc. 5.00%, 12/15/2029(1)	825,000
	Energy-Alternate Sources - 1.1%
3,279,281	Continuum Energy Levanter Pte Ltd. 4.50%, 02/09/2027(1)	3,025,137
14,810,000	Energo-Pro AS 8.50%, 02/04/2027(1)	14,069,500
6,720,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	6,886,387
	Greenko Dutch B.V.
1,964,250	3.85%, 03/29/2026(1)(6)	1,786,093
194,000	3.85%, 03/29/2026(10)	176,404
	Greenko Mauritius Ltd.
4,060,000	6.25%, 02/21/2023(1)	4,062,030
560,000	6.25%, 02/21/2023(10)	560,280
1,145,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,129,542
		31,695,373
	Engineering & Construction - 1.1%
925,000	Aeropuerto Internacional de Tocumen S.A. 5.13%, 08/11/2061(1)	792,725
3,250,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(10)	3,146,455
377,655	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(7)	252,273
	IHS Holding Ltd.
2,820,000	5.63%, 11/29/2026(1)	2,679,000
3,744,000	6.25%, 11/29/2028(1)	3,526,473
725,000	IHS Netherlands Holdco B.V. 8.00%, 09/18/2027(10)	727,827
780,000	Interchile S.A. 4.50%, 06/30/2056(1)	683,483
	International Airport Finance S.A.
9,244,925	12.00%, 03/15/2033(10)	9,660,947
7,716,128	12.00%, 03/15/2033(1)(6)	8,063,354
	Mexico City Airport Trust
200,000	3.88%, 04/30/2028	186,790
285,000	4.25%, 10/31/2026(10)	272,392
		29,991,719
	Entertainment - 0.1%
500,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	522,500
500,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)(6)	444,275
305,000	Magallanes, Inc. 2.05%, 03/15/2024(1)(2)	307,784
		1,274,559
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Environmental Control - 0.0%
EUR 1,265,000	Verde Bidco S.p.A. 4.63%, 10/01/2026(1)	$ 1,244,433
	Food - 0.2%
	BRF S.A.
$ 530,000	4.88%, 01/24/2030(10)	471,705
200,000	4.88%, 01/24/2030(1)	178,002
4,367,000	United Natural Foods, Inc. 6.75%, 10/15/2028(1)	4,370,188
		5,019,895
	Forest Products & Paper - 0.1%
530,000	Celulosa Arauco y Constitucion S.A. 5.50%, 04/30/2049(1)	485,618
425,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(10)	389,937
EUR 1,950,000	WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027(10)	1,708,293
		2,583,848
	Healthcare - Products - 0.2%
$ 4,868,000	Mozart Debt Merger Sub, Inc. 5.25%, 10/01/2029(1)(6)	4,235,160
	Healthcare - Services - 0.0%
500,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(1)	423,750
	Home Builders - 0.2%
3,378,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	3,291,151
3,201,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	3,024,945
500,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	473,225
		6,789,321
	Insurance - 0.6%
4,094,000	Acrisure LLC / Acrisure Finance, Inc. 6.00%, 08/01/2029(1)	3,572,015
	AIA Group Ltd.
EUR 200,000	0.88%, 09/09/2033, (0.88% fixed rate until 06/09/2028; 5 year EUR Swap + 1.100% thereafter)(8)(10)	182,722
$ 400,000	3.20%, 03/11/2025(1)	396,344
470,000	3.20%, 09/16/2040(10)	389,576
270,000	3.20%, 09/16/2040(1)	223,799
	AXA S.A.
475,000	6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 3 mo. USD LIBOR + 2.256% thereafter)(8)(9)(10)	588,685
500,000	8.60%, 12/15/2030	629,345
	Genworth Holdings, Inc.
4,911,000	4.80%, 02/15/2024	4,919,741
1,939,000	6.50%, 06/15/2034	1,807,924
3,325,000	HUB International Ltd. 5.63%, 12/01/2029(1)(6)	3,050,687
	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal
EUR 500,000	0.63%, 06/21/2027(10)	472,282

The accompanying notes are an integral part of these financial statements.
111

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Insurance - 0.6% - (continued)
EUR 200,000	2.13%, 06/21/2052, (2.12% fixed rate until 03/21/2032; 3 mo. EURIBOR + 3.449% thereafter)(8)(10)	$ 177,311
GBP 200,000	Utmost Group 6.13%, 12/15/2028, (6.13% fixed rate until 12/15/2028; 5 year UK Government Bond + 4.983% thereafter)(8)(9)(10)	223,273
		16,633,704
	Internet - 0.2%
$ 4,773,000	Arches Buyer, Inc. 6.13%, 12/01/2028(1)	4,152,510
	Meituan
630,000	3.05%, 10/28/2030(1)	480,970
420,000	3.05%, 10/28/2030(10)	320,646
685,000	Prosus N.V. 3.26%, 01/19/2027(1)	613,118
		5,567,244
	Investment Company Security - 0.4%
3,018,000	Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(1)	2,708,655
6,993,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	6,442,651
2,336,000	Huarong Finance Co., Ltd. 3.75%, 05/29/2024(10)	2,233,800
		11,385,106
	Iron/Steel - 0.4%
	CSN Inova Ventures
4,970,000	6.75%, 01/28/2028(1)	4,932,725
660,000	6.75%, 01/28/2028(6)(10)	655,050
1,370,000	CSN Resources S.A. 5.88%, 04/08/2032(1)	1,219,300
	Metinvest B.V.
EUR 2,525,000	5.63%, 06/17/2025(1)	1,398,469
$ 3,087,000	7.65%, 10/01/2027(1)	1,636,110
6,330,000	PJSC Koks via IMH Capital DAC 5.90%, 09/23/2025(1)	189,900
		10,031,554
	Leisure Time - 0.5%
	Carnival Corp.
11,105,000	5.75%, 03/01/2027(1)	10,055,744
4,855,000	6.00%, 05/01/2029(1)	4,357,362
500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	465,178
		14,878,284
	Lodging - 0.2%
2,165,000	Sands China Ltd. 2.55%, 03/08/2027(1)	1,828,191
3,990,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)(6)	3,145,556
		4,973,747
	Machinery-Diversified - 0.3%
CAD 500,000	John Deere Canada Funding, Inc. 2.63%, 09/21/2022	389,962
$ 8,190,000	OT Merger Corp. 7.88%, 10/15/2029(1)	6,961,500
		7,351,462
	Media - 0.4%
200,000	Cable Onda S.A. 4.50%, 01/30/2030(10)	187,000
	Virgin Media Secured Finance plc
GBP 1,285,000	4.13%, 08/15/2030(10)	1,397,752
785,000	4.13%, 08/15/2030(1)	853,880
$ 500,000	4.50%, 08/15/2030(1)	433,930
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Media - 0.4% - (continued)
	Virgin Media Vendor Financing Notes DAC
GBP 3,345,000	4.88%, 07/15/2028(10)	$ 3,811,843
790,000	4.88%, 07/15/2028(1)	900,256
	VTR Finance N.V.
$ 2,855,000	6.38%, 07/15/2028(1)	2,612,353
1,590,000	6.38%, 07/15/2028(10)	1,454,866
		11,651,880
	Metal Fabricate/Hardware - 0.1%
	Interpipe Holdings plc
7,300,000	8.38%, 05/13/2026(1)	2,956,500
465,000	8.38%, 05/13/2026(10)	188,325
		3,144,825
	Mining - 0.2%
	AngloGold Ashanti Holdings plc
365,000	3.38%, 11/01/2028	326,239
405,000	3.75%, 10/01/2030	362,293
	Freeport Indonesia PT
200,000	4.76%, 04/14/2027(1)	198,734
3,552,000	5.32%, 04/14/2032(1)	3,436,560
210,000	6.20%, 04/14/2052	200,688
325,000	Nacional del Cobre de Chile Corp. 3.70%, 01/30/2050(1)	257,998
		4,782,512
	Oil & Gas - 3.6%
420,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027	417,900
	Ecopetrol S.A.
4,170,000	4.63%, 11/02/2031	3,484,035
340,000	5.38%, 06/26/2026	334,917
1,355,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(10)	1,321,139
	Energean Israel Finance Ltd.
2,520,000	4.50%, 03/30/2024(1)(10)	2,449,440
2,455,000	4.88%, 03/30/2026(1)(10)	2,275,785
6,405,000	5.38%, 03/30/2028(1)(10)	5,882,992
11,825,000	5.88%, 03/30/2031(1)(10)	10,612,937
8,010,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(1)(6)	7,709,625
	Leviathan Bond Ltd.
2,617,000	6.50%, 06/30/2027(1)(10)	2,568,926
4,385,000	6.75%, 06/30/2030(1)(10)	4,303,421
780,000	Lukoil Capital DAC 2.80%, 04/26/2027(1)	280,800
6,350,000	Matador Resources Co. 5.88%, 09/15/2026	6,234,049
6,340,000	Medco Laurel Tree Pte Ltd. 6.95%, 11/12/2028(1)	5,930,020
	Occidental Petroleum Corp.
4,360,000	4.40%, 04/15/2046	3,739,136
4,355,000	6.13%, 01/01/2031(6)	4,577,366
1,010,000	Pertamina Persero PT 4.15%, 02/25/2060(10)	798,339
	Petroleos de Venezuela S.A.
290,000	6.00%, 05/16/2024(10)(11)	18,705
125,000	9.00%, 11/17/2021(10)(11)	8,750
4,295,000	Petroleos Mexicanos 7.69%, 01/23/2050	3,365,132
	Qatar Energy
495,000	1.38%, 09/12/2026(1)	448,223
620,000	2.25%, 07/12/2031(1)	540,950
1,280,000	3.30%, 07/12/2051(10)	1,062,093

The accompanying notes are an integral part of these financial statements.
112

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Oil & Gas - 3.6% - (continued)
	Range Resources Corp.
$ 705,000	4.75%, 02/15/2030(1)(6)	$ 671,294
1,815,000	8.25%, 01/15/2029	1,946,043
	Saudi Arabian Oil Co.
415,000	1.63%, 11/24/2025(10)	386,182
1,325,000	2.88%, 04/16/2024(10)	1,308,639
1,060,000	3.25%, 11/24/2050(10)	833,035
1,130,000	3.50%, 04/16/2029(10)	1,094,970
4,823,000	SM Energy Co. 6.50%, 07/15/2028(6)	4,754,755
	Tullow Oil plc
3,510,000	7.00%, 03/01/2025(10)	2,847,663
13,765,000	10.25%, 05/15/2026(1)	13,667,268
EUR 1,900,000	Wintershall Dea Finance 2 B.V. 3.00%, 07/20/2028, (3.00% fixed rate until 07/20/2028; 5 year EUR Swap + 3.319% thereafter)(8)(9)(10)	1,611,041
	YPF S.A.
$ 5,890,000	6.95%, 07/21/2027(10)	4,285,034
97,500	8.50%, 03/23/2025	89,823
		101,860,427
	Oil & Gas Services - 0.2%
6,885,000	Borets Finance DAC 6.00%, 09/17/2026(1)	1,514,700
4,500,243	Guara Norte S.a.r.l. 5.20%, 06/15/2034(1)	3,983,435
		5,498,135
	Packaging & Containers - 0.5%
EUR 576,347	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(1)(12)	506,174
$ 550,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 5.25%, 08/15/2027(1)(6)	469,585
6,370,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	5,812,625
7,175,000	SAN Miguel Industrias Pet S.A. 3.50%, 08/02/2028(1)	6,233,353
		13,021,737
	Pharmaceuticals - 0.9%
	Bausch Health Cos., Inc.
6,685,000	5.00%, 01/30/2028(1)	4,932,193
4,035,000	5.00%, 02/15/2029(1)	2,831,803
1,150,000	6.13%, 02/01/2027(1)	1,104,127
	Teva Pharmaceutical Finance Netherlands B.V.
EUR 16,880,000	4.38%, 05/09/2030	15,715,172
1,745,000	4.50%, 03/01/2025	1,806,320
		26,389,615
	Pipelines - 0.5%
$ 200,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(10)	197,816
7,310,000	AI Candelaria Spain S.A. 5.75%, 06/15/2033(1)	6,087,475
660,000	AI Candelaria Spain SLU 5.75%, 06/15/2033(10)	549,622
	EIG Pearl Holding S.a.r.l.
950,000	3.55%, 08/31/2036(1)	841,451
690,000	3.55%, 08/31/2036(10)	611,159
1,870,000	4.39%, 11/30/2046(1)	1,580,973
	Enbridge, Inc.
435,000	0.83%, 02/16/2024(2)	435,535
CAD 1,125,000	3.19%, 12/05/2022	878,185
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Pipelines - 0.5% - (continued)
	Galaxy Pipeline Assets Bidco Ltd.
$ 178,404	1.75%, 09/30/2027(1)	$ 167,676
687,015	2.16%, 03/31/2034(10)	604,056
307,475	2.16%, 03/31/2034(1)	270,347
900,000	2.63%, 03/31/2036(10)	752,442
440,000	2.63%, 03/31/2036(1)	367,861
319,348	2.94%, 09/30/2040(1)	266,675
290,000	3.25%, 09/30/2040(10)	239,415
200,000	3.25%, 09/30/2040(1)	165,114
		14,015,802
	Real Estate - 1.7%
	CIFI Holdings Group Co., Ltd.
3,425,000	4.38%, 04/12/2027(10)	2,534,500
9,525,000	4.45%, 08/17/2026(10)	7,239,000
10,530,000	5.25%, 05/13/2026(10)	8,055,450
8,275,000	5.95%, 10/20/2025(10)	6,504,150
200,000	6.00%, 07/16/2025(10)	157,200
	Country Garden Holdings Co., Ltd.
2,000,000	3.30%, 01/12/2031(10)	1,200,000
8,725,000	3.88%, 10/22/2030(10)	5,235,000
3,825,000	4.80%, 08/06/2030(10)	2,352,375
7,950,000	5.13%, 01/14/2027(10)	5,350,350
1,785,000	5.63%, 01/14/2030(10)	1,133,475
200,000	6.15%, 09/17/2025(10)	145,000
	KWG Group Holdings Ltd.
695,000	5.95%, 08/10/2025(10)	248,463
5,665,000	6.30%, 02/13/2026(10)	1,984,166
	Times China Holdings Ltd.
9,535,000	6.20%, 03/22/2026(10)	4,052,375
5,395,000	6.75%, 07/08/2025(10)	2,454,725
	Yuzhou Group Holdings Co., Ltd.
3,715,000	6.35%, 01/13/2027(10)	482,950
1,050,000	7.38%, 01/13/2026(10)	120,750
1,305,000	7.70%, 02/20/2025(10)	163,125
		49,413,054
	Real Estate Investment Trusts - 0.2%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4,470,000	4.25%, 02/01/2027(1)	4,108,824
1,125,000	5.25%, 10/01/2025(1)	1,105,313
		5,214,137
	Retail - 1.1%
5,343,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(12)	4,568,265
1,208,000	Dave & Buster's, Inc. 7.63%, 11/01/2025(1)	1,253,300
	Dufry One B.V.
EUR 1,815,000	2.00%, 02/15/2027(10)	1,654,760
3,455,000	3.38%, 04/15/2028(10)	3,243,919
1,262,000	eG Global Finance plc 4.38%, 02/07/2025(10)	1,274,326
$ 3,965,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	3,687,450
4,556,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	3,707,445
4,458,000	PetSmart, Inc. 7.75%, 02/15/2029(1)	4,435,710
3,459,000	Specialty Building Products Holdings LLC 6.38%, 09/30/2026(1)	3,395,008
	SRS Distribution, Inc.
5,027,000	6.00%, 12/01/2029(1)	4,411,192

The accompanying notes are an integral part of these financial statements.
113

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Retail - 1.1% - (continued)
$ 400,000	6.13%, 07/01/2029(1)	$ 352,992
355,000	Starbucks Corp. 0.61%, 02/14/2024(2)	355,333
		32,339,700
	Software - 0.1%
EUR 2,420,000	Brunello Bidco S.p.A. 3.75%, 02/15/2028, 3 mo. EURIBOR + 3.750%(1)(2)	2,482,773
$ 465,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	463,837
		2,946,610
	Telecommunications - 2.1%
	Altice France S.A.
EUR 2,301,000	4.00%, 07/15/2029(10)	2,075,782
720,000	4.00%, 07/15/2029(1)	649,528
620,000	4.25%, 10/15/2029(1)	563,923
$ 7,730,000	AXIAN Telecom Co. 7.38%, 02/16/2027(1)	7,517,425
200,000	Bharti Airtel International Netherlands B.V. 5.35%, 05/20/2024(10)	204,775
365,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(10)	362,780
4,495,000	CT Trust 5.13%, 02/03/2032(1)	4,187,542
	Empresa Nacional de Telecomunicaciones S.A.
465,000	3.05%, 09/14/2032(1)	391,767
333,000	3.05%, 09/14/2032(10)	280,556
	Frontier Communications Holdings LLC
500,000	5.88%, 10/15/2027(1)	478,750
4,940,000	6.00%, 01/15/2030(1)(6)	4,295,281
	Iliad Holding SAS
EUR 1,055,000	5.13%, 10/15/2026(1)	1,075,610
1,250,000	5.63%, 10/15/2028(1)	1,252,490
$ 780,000	6.50%, 10/15/2026(1)	749,744
	Lorca Telecom Bondco S.A.
EUR 4,810,000	4.00%, 09/18/2027(10)	4,644,669
1,460,000	4.00%, 09/18/2027(1)	1,409,816
$ 180,000	Millicom International Cellular S.A. 6.25%, 03/25/2029(10)	178,316
6,240,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(8)(9)(10)	6,146,400
405,000	Ooredoo International Finance Ltd. 2.63%, 04/08/2031(1)	363,672
3,255,000	Silknet JSC 8.38%, 01/31/2027(1)	3,165,487
	Telecom Argentina S.A.
5,675,000	8.00%, 07/18/2026	5,396,244
3,230,000	8.00%, 07/18/2026(1)	3,071,342
2,000,000	8.50%, 08/06/2025(10)	1,937,000
	VEON Holdings B.V.
420,000	3.38%, 11/25/2027(1)	256,200
305,000	3.38%, 11/25/2027(10)	186,050
400,000	4.00%, 04/09/2025(10)	261,200
1,000,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	844,930
1,690,000	Vodafone Group plc 7.00%, 04/04/2079, (7.00% fixed rate until 01/04/2029; 5 year USD Swap + 4.873% thereafter)(8)	1,784,691
	VTR Comunicaciones S.p.A.
4,940,000	4.38%, 04/15/2029(1)	4,186,699
448,000	5.13%, 01/15/2028(10)	402,752
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Telecommunications - 2.1% - (continued)
$ 160,000	5.13%, 01/15/2028(1)	$ 143,840
EUR 2,235,000	WP/AP Telecom Holdings IV B.V. 3.75%, 01/15/2029(1)	2,128,634
		60,593,895
	Water - 0.2%
$ 6,390,000	Aegea Finance S.a.r.l. 6.75%, 05/20/2029	6,270,603
	Total Corporate Bonds (cost $846,889,849)	$ 733,710,117
FOREIGN GOVERNMENT OBLIGATIONS - 24.3%
	Angola - 0.7%
	Angolan Government International Bond
5,890,000	8.00%, 11/26/2029(10)	$ 5,502,556
5,085,000	8.25%, 05/09/2028(10)	4,878,549
10,235,000	8.75%, 04/14/2032(6)	9,679,751
890,000	9.38%, 05/08/2048(10)	801,534
		20,862,390
	Argentina - 0.3%
	Argentine Republic Government International Bond
6,605,088	0.50%, 07/09/2030(5)	2,082,915
24,574,724	1.13%, 07/09/2035(5)	7,009,940
		9,092,855
	Armenia - 0.0%
470,000	Republic of Armenia International Bond 3.60%, 02/02/2031(1)	349,891
	Azerbaijan - 0.2%
	Republic of Azerbaijan International Bond
864,000	3.50%, 09/01/2032(10)	763,350
1,760,000	4.75%, 03/18/2024(10)	1,757,269
1,915,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(10)	2,040,348
		4,560,967
	Benin - 0.5%
	Benin Government International Bond
EUR 5,055,000	4.88%, 01/19/2032(1)	4,573,013
210,000	4.88%, 01/19/2032(10)	189,977
7,530,000	4.95%, 01/22/2035(1)	6,342,278
1,820,000	4.95%, 01/22/2035(10)	1,532,928
		12,638,196
	Bermuda - 0.0%
	Bermuda Government International Bond
$ 350,000	3.38%, 08/20/2050(10)	285,943
775,000	3.72%, 01/25/2027(10)	765,312
200,000	4.75%, 02/15/2029(1)	208,826
		1,260,081
	Brazil - 1.2%
	Brazil Notas do Tesouro Nacional
BRL 19,962,000	10.00%, 01/01/2025	3,841,227
20,182,000	10.00%, 01/01/2027	3,794,212
102,133,000	10.00%, 01/01/2031	18,308,217
	Brazilian Government International Bond
$ 1,610,000	3.88%, 06/12/2030	1,419,730

The accompanying notes are an integral part of these financial statements.
114

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Brazil - 1.2% - (continued)
$ 3,095,000	4.75%, 01/14/2050	$ 2,339,820
3,925,000	5.00%, 01/27/2045	3,155,779
		32,858,985
	Bulgaria - 0.0%
EUR 805,000	Bulgaria Government International Bond 1.38%, 09/23/2050(10)	558,586
	Canada - 1.2%
CAD 3,315,000	Alberta T-Bill 0.67%, 06/14/2022	2,576,160
650,000	City of Montreal Canada 0.25%, 05/11/2022	505,920
1,066,000	City of Ottawa Ontario 0.01%, 05/11/2022	829,458
	Manitoba T- Bill
5,000,000	0.00%, 05/11/2022(7)	3,890,752
425,000	0.00%, 06/01/2022(7)	330,475
5,000,000	Municipal Finance Authority of British Columbia 3.35%, 06/01/2022	3,899,237
	Ontario T-Bill
1,250,000	0.00%, 06/15/2022(7)	971,434
3,810,000	0.00%, 09/14/2022(7)	2,946,093
7,675,000	0.00%, 09/21/2022(7)	5,938,956
	Province of Alberta
3,815,000	0.01%, 09/23/2022	2,950,345
3,000,000	0.01%, 10/27/2022	2,315,414
3,000,000	Province of Ontario Canada 3.15%, 06/02/2022	2,339,274
3,500,000	PSP Capital, Inc. 1.73%, 06/21/2022(10)	2,726,472
1,500,000	Quebec T-Bill 0.00%, 11/10/2022(7)	1,155,512
		33,375,502
	Chile - 0.4%
	Bonos de la Tesoreria de la Republica en pesos
CLP 1,435,000,000	2.80%, 10/01/2033(1)(10)	1,183,192
6,055,000,000	4.70%, 09/01/2030(1)(10)	6,230,075
	Chile Government International Bond
$ 1,585,000	2.55%, 07/27/2033	1,323,380
805,000	2.75%, 01/31/2027	762,713
905,000	3.10%, 05/07/2041	707,565
		10,206,925
	China - 0.3%
CNY 52,150,000	Agricultural Development Bank of China 2.96%, 04/17/2030	7,815,447
	Colombia - 1.3%
	Colombia Government International Bond
$ 2,935,000	3.00%, 01/30/2030	2,349,380
5,075,000	3.13%, 04/15/2031	3,957,231
1,830,000	3.25%, 04/22/2032	1,399,785
340,000	4.13%, 02/22/2042	236,925
19,770,000	5.00%, 06/15/2045	14,720,908
1,735,000	5.20%, 05/15/2049	1,303,419
5,980,000	5.63%, 02/26/2044	4,825,686
385,000	6.13%, 01/18/2041	339,172
COP 30,707,200,000	Colombian TES 7.00%, 06/30/2032	6,171,930
		35,304,436
	Costa Rica - 0.0%
$ 420,000	Costa Rica Government International Bond 6.13%, 02/19/2031(10)	416,970
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Croatia - 0.3%
	Croatia Government International Bond
EUR 3,590,000	1.13%, 03/04/2033(10)	$ 3,072,424
4,440,000	1.50%, 06/17/2031(10)	4,100,030
550,000	1.75%, 03/04/2041(10)	455,442
		7,627,896
	Dominican Republic - 0.5%
	Dominican Republic International Bond
$ 940,000	4.50%, 01/30/2030(10)	810,581
197,000	4.88%, 09/23/2032(1)	165,740
2,205,000	4.88%, 09/23/2032(10)	1,855,111
150,000	5.30%, 01/21/2041(1)	118,486
840,000	5.50%, 02/22/2029(1)	784,980
210,000	5.95%, 01/25/2027(10)	210,415
745,000	6.00%, 02/22/2033(1)	676,460
475,000	6.00%, 02/22/2033(10)	431,300
1,134,000	6.40%, 06/05/2049(10)	961,855
10,125,000	6.40%, 06/05/2049(1)	8,587,993
115,000	6.85%, 01/27/2045(10)	103,488
		14,706,409
	Ecuador - 0.0%
	Ecuador Government International Bond
939,000	0.50%, 07/31/2040(5)(10)	509,896
483	1.00%, 07/31/2035(5)(10)	302
		510,198
	Egypt - 0.6%
	Egypt Government International Bond
325,000	3.88%, 02/16/2026(1)	263,520
EUR 570,000	4.75%, 04/16/2026(10)	504,509
$ 480,000	5.58%, 02/21/2023(1)	472,986
3,800,000	5.88%, 02/16/2031(1)	2,777,800
300,000	6.59%, 02/21/2028(1)	249,194
200,000	6.59%, 02/21/2028(10)	166,130
2,210,000	7.30%, 09/30/2033(10)	1,653,964
725,000	7.50%, 02/16/2061(1)	483,433
200,000	7.60%, 03/01/2029(10)	169,800
5,200,000	7.63%, 05/29/2032(1)	4,046,910
3,515,000	7.63%, 05/29/2032(10)	2,735,556
650,000	7.90%, 02/21/2048(10)	444,080
3,240,000	8.50%, 01/31/2047(10)	2,346,084
895,000	8.88%, 05/29/2050(1)	657,825
		16,971,791
	France - 0.2%
1,000,000	Dexia Credit Local S.A. 2.38%, 09/20/2022(10)	1,002,088
EUR 4,370,000	French Discount T-Bills 0.00%, 06/01/2022(7)	4,612,733
		5,614,821
	Gabon - 0.1%
	Gabon Government International Bond
$ 600,000	6.63%, 02/06/2031(1)	541,116
1,650,000	6.95%, 06/16/2025(10)	1,638,120
360,000	7.00%, 11/24/2031(1)	326,034
		2,505,270
	Ghana - 0.1%
	Ghana Government International Bond
396,000	6.38%, 02/11/2027(1)	267,609
619,000	6.38%, 02/11/2027(10)	418,308
218,000	7.88%, 02/11/2035(1)	128,075
1,183,000	7.88%, 02/11/2035(10)	695,012
		1,509,004

The accompanying notes are an integral part of these financial statements.
115

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Hungary - 0.1%
	Hungary Government International Bond
EUR 240,000	0.13%, 09/21/2028(10)	$ 211,716
544,000	1.63%, 04/28/2032(10)	489,531
285,000	1.75%, 06/05/2035(10)	245,362
$ 1,850,000	2.13%, 09/22/2031(10)	1,481,354
		2,427,963
	India - 0.3%
INR 600,350,000	India Government Bond 5.77%, 08/03/2030	7,181,346
	Indonesia - 0.6%
	Indonesia Government International Bond
EUR 115,000	1.10%, 03/12/2033	98,596
$ 1,625,000	1.85%, 03/12/2031	1,381,595
525,000	4.30%, 03/31/2052	480,831
2,150,000	4.63%, 04/15/2043(10)	2,038,092
1,770,000	4.75%, 02/11/2029	1,852,138
1,585,000	4.75%, 07/18/2047(10)	1,516,723
3,495,000	5.13%, 01/15/2045(10)	3,470,444
	Indonesia Treasury Bond
IDR 50,229,000,000	7.00%, 09/15/2030	3,450,754
51,037,000,000	7.50%, 06/15/2035	3,569,675
		17,858,848
	Italy - 0.1%
EUR 2,500,000	Italy Certificati di Credito del Tesoro / CCTS-eu 0.00%, 06/15/2022(7)	2,638,842
	Ivory Coast - 0.2%
	Ivory Coast Government International Bond
965,000	4.88%, 01/30/2032(1)	853,616
874,000	4.88%, 01/30/2032(10)	773,119
820,000	5.25%, 03/22/2030(10)	773,432
995,000	5.88%, 10/17/2031(1)	936,814
3,235,000	5.88%, 10/17/2031(10)	3,045,824
		6,382,805
	Japan - 8.0%
JPY 400,000,000	Development Bank of Japan, Inc. 1.70%, 09/20/2022	3,098,936
410,000,000	Japan Finance Organization for Municipalities 0.00%, 05/30/2022(7)	3,159,304
	Japan Treasury Discount Bill
1,271,950,000	0.00%, 05/09/2022(7)	9,801,373
1,903,750,000	0.00%, 05/16/2022(7)	14,670,225
1,889,000,000	0.00%, 05/23/2022(7)	14,556,964
705,750,000	0.00%, 05/25/2022(7)	5,438,680
1,016,250,000	0.00%, 05/30/2022(7)	7,831,643
2,962,950,000	0.00%, 06/06/2022(7)	22,834,309
2,962,900,000	0.00%, 06/13/2022(7)	22,834,522
2,962,850,000	0.00%, 06/20/2022(7)	22,834,743
1,774,600,000	0.00%, 06/27/2022(7)	13,677,246
2,962,750,000	0.00%, 07/04/2022(7)	22,835,211
2,789,950,000	0.00%, 07/11/2022(7)	21,503,960
2,629,450,000	0.00%, 07/19/2022(7)	20,267,532
785,900,000	0.00%, 07/25/2022(7)	6,057,784
2,158,700,000	0.00%, 08/01/2022(7)	16,639,998
		228,042,430
	Macedonia - 0.1%
	North Macedonia Government International Bond
EUR 635,000	1.63%, 03/10/2028(1)	562,576
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Macedonia - 0.1% - (continued)
EUR 425,000	1.63%, 03/10/2028(10)	$ 376,528
375,000	3.68%, 06/03/2026(1)	381,681
665,000	3.68%, 06/03/2026(10)	676,848
		1,997,633
	Mexico - 1.3%
	Mexican Bonos
MXN 79,986,700	5.75%, 03/05/2026	3,498,656
295,189,400	7.75%, 05/29/2031	13,262,801
72,114,500	8.50%, 11/18/2038	3,336,566
	Mexico Government International Bond
EUR 1,114,000	1.13%, 01/17/2030	978,883
5,470,000	1.45%, 10/25/2033	4,397,181
1,770,000	2.13%, 10/25/2051	1,182,462
$ 480,000	2.66%, 05/24/2031	405,600
460,000	3.50%, 02/12/2034	389,289
1,125,000	4.35%, 01/15/2047	911,385
4,675,000	4.50%, 01/31/2050	3,856,080
1,225,000	4.75%, 04/27/2032	1,199,410
1,670,000	4.75%, 03/08/2044	1,462,052
1,890,000	5.00%, 04/27/2051	1,681,514
375,000	United Mexican States 4.40%, 02/12/2052	299,786
		36,861,665
	Oman - 0.6%
	Oman Government International Bond
1,170,000	4.88%, 02/01/2025(10)	1,174,668
670,000	5.38%, 03/08/2027(10)	672,593
1,530,000	5.63%, 01/17/2028(10)	1,532,142
1,355,000	6.00%, 08/01/2029(10)	1,369,737
460,000	6.25%, 01/25/2031(1)	468,087
430,000	6.25%, 01/25/2031(10)	437,559
8,770,000	6.50%, 03/08/2047(10)	8,016,920
2,305,000	6.75%, 01/17/2048(10)	2,157,111
535,000	7.00%, 01/25/2051(10)	513,868
		16,342,685
	Pakistan - 0.0%
	Pakistan Government International Bond
250,000	6.88%, 12/05/2027(10)	204,028
225,000	7.38%, 04/08/2031(10)	172,472
		376,500
	Panama - 0.2%
	Panama Government International Bond
1,325,000	2.25%, 09/29/2032	1,061,696
1,780,000	3.16%, 01/23/2030	1,615,920
275,000	3.87%, 07/23/2060	205,502
2,355,000	4.50%, 04/16/2050	2,036,651
960,000	4.50%, 04/01/2056	813,600
		5,733,369
	Peru - 0.3%
	Peruvian Government International Bond
5,140,000	2.78%, 01/23/2031	4,458,076
3,370,000	3.00%, 01/15/2034	2,811,490
745,000	4.13%, 08/25/2027	740,910
300,000	7.35%, 07/21/2025	328,422
		8,338,898

The accompanying notes are an integral part of these financial statements.
116

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Philippines - 0.1%
	Philippine Government International Bond
$ 580,000	3.23%, 03/29/2027	$ 565,814
375,000	3.56%, 09/29/2032	357,416
1,610,000	3.70%, 03/01/2041	1,412,028
1,120,000	4.20%, 03/29/2047	1,032,853
		3,368,111
	Qatar - 0.2%
	Qatar Government International Bond
410,000	3.40%, 04/16/2025(10)	410,722
2,025,000	4.40%, 04/16/2050(10)	2,050,604
4,080,000	4.82%, 03/14/2049(10)	4,381,226
		6,842,552
	Romania - 0.5%
	Romanian Government International Bond
EUR 340,000	1.38%, 12/02/2029(1)	290,110
535,000	1.38%, 12/02/2029(10)	456,497
345,000	1.75%, 07/13/2030(1)	287,092
1,520,000	2.00%, 01/28/2032(10)	1,221,404
120,000	2.00%, 01/28/2032(1)	96,427
460,000	2.00%, 04/14/2033(1)	353,524
500,000	2.00%, 04/14/2033(10)	384,266
6,090,000	2.63%, 12/02/2040(1)	4,259,027
2,260,000	2.63%, 12/02/2040(10)	1,580,525
635,000	2.75%, 04/14/2041(1)	448,080
655,000	2.75%, 04/14/2041(10)	462,192
5,455,000	2.88%, 04/13/2042(1)	3,845,545
2,120,000	2.88%, 04/13/2042(10)	1,494,511
		15,179,200
	Russia - 0.2%
	Russian Federal Bond - OFZ
RUB 612,825,000	5.90%, 03/12/2031(11)(13)(14)	8
282,580,000	7.15%, 11/12/2025(11)(13)(14)	4
270,925,000	7.65%, 04/10/2030(11)(13)(14)	4
	Russian Foreign Bond - Eurobond
$ 1,400,000	4.25%, 06/23/2027(10)	392,000
600,000	4.38%, 03/21/2029(1)	120,000
2,000,000	4.38%, 03/21/2029(10)	400,000
1,800,000	4.75%, 05/27/2026(10)	504,000
14,600,000	5.10%, 03/28/2035(10)	2,920,000
1,800,000	5.25%, 06/23/2047(10)	450,000
		4,786,016
	Saudi Arabia - 0.1%
	Saudi Government International Bond
895,000	3.25%, 11/17/2051(1)	719,011
2,600,000	3.25%, 11/17/2051(10)	2,088,746
815,000	4.50%, 10/26/2046(10)	780,525
255,000	4.63%, 10/04/2047(10)	248,892
		3,837,174
	Senegal - 0.2%
	Senegal Government International Bond
EUR 5,310,000	4.75%, 03/13/2028(10)	5,256,268
$ 710,000	6.25%, 07/30/2024(10)	710,000
250,000	6.25%, 05/23/2033(10)	223,312
400,000	6.75%, 03/13/2048(10)	318,200
		6,507,780
	Serbia - 0.1%
	Serbia International Bond
EUR 415,000	1.00%, 09/23/2028(1)	333,496
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Serbia - 0.1% - (continued)
EUR 565,000	1.00%, 09/23/2028(10)	$ 454,036
120,000	1.50%, 06/26/2029(1)	96,844
2,475,000	1.50%, 06/26/2029(10)	1,997,417
250,000	1.65%, 03/03/2033(1)	179,930
		3,061,723
	South Africa - 0.4%
ZAR 120,850,000	Republic of South Africa Government Bond 8.00%, 01/31/2030	6,848,868
	Republic of South Africa Government International Bond
$ 1,460,000	4.30%, 10/12/2028	1,330,440
600,000	5.00%, 10/12/2046	453,900
3,425,000	5.75%, 09/30/2049	2,714,998
255,000	6.25%, 03/08/2041	231,453
		11,579,659
	South Korea - 1.0%
	Export-Import Bank of Korea
6,395,000	1.67%, 03/22/2023, 3 mo. USD LIBOR + 0.740%(2)(10)	6,421,833
4,500,000	1.77%, 07/05/2022, 3 mo. USD LIBOR + 0.800%(2)(10)	4,504,005
5,270,000	2.42%, 04/27/2023, 3 mo. USD LIBOR + 1.200%(2)(10)	5,318,326
800,000	Industrial Bank of Korea 1.63%, 10/23/2022, 3 mo. USD LIBOR + 0.450%(2)(10)	800,440
	Korea Development Bank
1,000,000	1.55%, 01/24/2023, 3 mo. USD LIBOR + 0.370%(2)(10)	1,000,560
2,000,000	1.69%, 07/06/2022, 3 mo. USD LIBOR + 0.725%(2)	2,001,374
2,000,000	2.04%, 10/30/2022, 3 mo. USD LIBOR + 0.800%(2)(10)	2,005,440
1,300,000	2.49%, 04/16/2023, 3 mo. USD LIBOR + 1.450%(2)(10)	1,314,368
2,330,000	2.75%, 03/19/2023	2,330,326
3,450,000	3.38%, 03/12/2023	3,468,595
		29,165,267
	Spain - 0.2%
EUR 6,305,000	Spain Letras Del Tesoro Bills 0.00%, 06/10/2022	6,655,585
	Sri Lanka - 0.0%
$ 200,000	Sri Lanka Government International Bond 6.75%, 04/18/2028(10)	84,500
	Supranational - 0.3%
	Asian Infrastructure Investment Bank
TRY 33,450,000	19.50%, 08/16/2023(10)	1,916,269
50,000,000	20.00%, 04/12/2023(10)	3,018,335
7,550,000	European Bank for Reconstruction & Development 12.50%, 02/09/2023	455,215
33,000,000	European Investment Bank 12.00%, 05/12/2022	2,204,771
		7,594,590
	Thailand - 0.2%
THB 270,465,000	Thailand Government Bond 1.60%, 06/17/2035	6,522,942
	Turkey - 0.5%
	Turkey Government International Bond
$ 615,000	4.25%, 03/13/2025	565,726
635,000	4.75%, 01/26/2026	572,173

The accompanying notes are an integral part of these financial statements.
117

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Turkey - 0.5% - (continued)
$ 1,140,000	4.88%, 10/09/2026	$ 1,004,541
2,655,000	4.88%, 04/16/2043	1,798,104
5,246,000	5.13%, 02/17/2028	4,477,461
1,010,000	5.25%, 03/13/2030	825,675
1,885,000	5.75%, 05/11/2047	1,343,666
1,120,000	6.00%, 03/25/2027	1,018,812
1,575,000	6.00%, 01/14/2041	1,189,755
		12,795,913
	Ukraine - 0.2%
2,175,000	State Agency of Roads of Ukraine 6.25%, 06/24/2028(10)	679,687
	Ukraine Government International Bond
2,010,000	6.88%, 05/21/2029(1)	623,100
440,000	6.88%, 05/21/2029(10)	136,400
1,810,000	7.25%, 03/15/2033(1)	570,150
3,785,000	7.25%, 03/15/2033(10)	1,192,275
1,715,000	7.38%, 09/25/2032(10)	540,225
690,000	7.75%, 09/01/2022(10)	378,810
755,000	7.75%, 09/01/2023(10)	304,359
539,000	7.75%, 09/01/2024(10)	182,473
3,135,000	7.75%, 09/01/2026(10)	1,040,030
2,125,000	7.75%, 09/01/2027(10)	701,250
		6,348,759
	United Arab Emirates - 0.4%
	Abu Dhabi Government International Bond
370,000	2.70%, 09/02/2070(10)	260,421
605,000	3.00%, 09/15/2051(1)	487,949
315,000	3.13%, 09/30/2049(10)	260,068
315,000	4.13%, 10/11/2047(10)	309,573
12,800,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(10)	10,158,080
		11,476,091
	Uzbekistan - 0.0%
450,000	Republic of Uzbekistan International Bond 3.90%, 10/19/2031(10)	366,210
	Venezuela - 0.0%
	Venezuela Government International Bond
1,224,000	7.75%, 10/13/2019(10)(11)	98,532
380,000	9.00%, 05/07/2023(10)(11)	30,590
800,000	9.25%, 05/07/2028(10)(11)	64,400
1,355,300	12.75%, 08/23/2022(10)(11)	109,102
		302,624
	Total Foreign Government Obligations (cost $836,424,862)	$ 689,404,300
MUNICIPAL BONDS - 0.8%
	General Obligation - 0.0%
	State of Illinois, GO
375,709	4.95%, 06/01/2023	$ 380,492
70,000	5.00%, 01/01/2023	71,044
		451,536
	Nursing Homes - 0.1%
2,000,000	Seminole County, FL, Industrial Dev Auth 6.00%, 11/15/2025	1,893,027
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	School District - 0.5%
	Chicago, IL, Board of Education, GO
$ 380,000	6.04%, 12/01/2029	$ 390,637
2,870,000	6.14%, 12/01/2039	2,967,274
9,610,000	6.32%, 11/01/2029	10,144,819
		13,502,730
	Transportation - 0.2%
665,000	Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/01/2040	819,214
1,150,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	1,081,178
	Metropolitan Transportation Auth, NY, Rev
1,150,000	5.00%, 11/15/2050	1,195,445
850,000	5.18%, 11/15/2049	911,748
1,235,000	6.81%, 11/15/2040	1,503,974
		5,511,559
	Total Municipal Bonds (cost $23,143,330)	$ 21,358,852
SENIOR FLOATING RATE INTERESTS - 9.9%(15)
	Advertising - 0.1%
	ABG Intermediate Holdings 2 LLC
1,500,000	4.00%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 1,486,875
685,000	6.80%, 12/20/2029, 1 mo. USD SOFR + 6.000%	678,150
		2,165,025
	Aerospace/Defense - 0.2%
1,580,000	Cobham Ultra SeniorCo S.a.r.l 0.00%, 11/17/2028, 1 mo. USD LIBOR + 3.75%(16)	1,565,385
287,081	Dynasty Acquisition Co., Inc. 4.51%, 04/06/2026, 3 mo. USD LIBOR + 4.250%(16)	281,070
	TransDigm, Inc.
1,019,973	3.01%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	1,000,338
1,326,907	3.01%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	1,300,369
		4,147,162
	Airlines - 0.1%
1,000,000	AAdvantage Loyalty IP Ltd. 5.81%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	1,016,940
685,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	709,831
930,000	SkyMiles IP Ltd. 4.81%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	959,835
		2,686,606
	Auto Parts & Equipment - 0.1%
695,083	Clarios Global L.P. 4.01%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	683,211
	First Brands Group LLC
1,105,394	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	1,100,906
1,765,000	9.74%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	1,758,381
		3,542,498

The accompanying notes are an integral part of these financial statements.
118

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.9%(15) - (continued)
	Beverages - 0.0%
$ 402,550	Sunshine Investments B.V. 3.22%, 03/28/2025, 3 mo. USD LIBOR + 2.750%	$ 399,028
	Chemicals - 0.0%
EUR 68,519	Messer Industries GmbH 2.50%, 03/02/2026, 3 mo. EURIBOR + 2.500%	70,735
$ 1,003,107	Tronox Finance LLC 3.22%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	992,133
		1,062,868
	Commercial Services - 0.6%
1,579,212	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	1,561,051
1,455,000	Amentum Government Services Holdings LLC 4.65%, 02/15/2029, 1 mo. USD SOFR + 4.000%	1,442,269
1,502,437	APX Group, Inc. 4.05%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	1,484,408
840,810	AVSC Holding Corp. 3.25%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	792,699
EUR 1,000,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%	1,027,057
$ 337	Fly Funding S.a.r.l. 2.11%, 08/11/2025, 1 mo. USD LIBOR + 1.140%	327
1,608,459	MPH Acquisition Holdings LLC 4.76%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	1,542,367
1,000,000	Parexel International Corp. 4.26%, 11/15/2028, 1 mo. USD LIBOR + 3.500%	992,190
1,431,412	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	1,408,152
EUR 231,666	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	237,646
	Trans Union LLC
$ 752,203	2.51%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	741,206
933,603	3.01%, 12/01/2028, 1 mo. USD LIBOR + 2.250%(16)	923,231
EUR 1,445,000	Verisure Holding AB 3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	1,476,201
$ 1,580,160	WEX, Inc. 3.01%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	1,563,773
871,850	WW International, Inc. 4.27%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	779,870
		15,972,447
	Construction Materials - 0.3%
1,005,522	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	834,583
997,500	Chamberlain Group, Inc. 4.51%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	977,859
2,080,100	Cornerstone Building Brands, Inc. 3.80%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	1,947,494
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.9%(15) - (continued)
	Construction Materials - 0.3% - (continued)
$ 1,002	Ingersoll-Rand Services Co. 2.51%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	$ 988
1,205,202	Quikrete Holdings, Inc. 3.39%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	1,170,986
789,911	Standard Industries, Inc. 3.79%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	787,320
636,701	Summit Materials LLC 2.76%, 11/21/2024, 3 mo. USD LIBOR + 2.000%	636,223
997,507	Wilsonart LLC 4.25%, 12/31/2026, 1 mo. USD LIBOR + 3.500%	944,430
		7,299,883
	Distribution/Wholesale - 0.1%
994,789	American Builders & Contractors Supply Co., Inc. 2.76%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	979,768
1,000,000	Caldic B.V. 4.67%, 02/28/2029, 1 mo. USD SOFR + 4.000%	985,420
1,502,259	Core & Main L.P. 3.20%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	1,475,338
438,750	KAR Auction Services, Inc. 3.06%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	436,008
		3,876,534
	Diversified Financial Services - 0.3%
1,001,584	Aretec Group, Inc. 5.01%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	1,000,332
900,000	Blackhawk Network Holdings, Inc. 7.56%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	885,375
	Deerfield Dakota Holding LLC
EUR 1,188,601	4.00%, 04/09/2027, 3 mo. EURIBOR + 4.000%	1,242,491
$ 719,721	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	716,907
1,001,984	Fleetcor Technologies Operating Co. LLC 2.51%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	982,415
	HighTower Holdings LLC
561,598	5.10%, 04/21/2028, 1 mo. USD LIBOR + 4.000%	553,175
449,000	5.24%, 04/21/2028, 1 mo. USD LIBOR + 4.000%	442,265
1,000,000	Setanta Aircraft Leasing Designated Activity Company 3.01%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	992,710
		6,815,670
	Electric - 0.0%
1,002,032	ExGen Renewables LLC 3.50%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	997,302
	Electronics - 0.0%
1,010,000	II-VI, Inc. 0.00%, 01/14/2028, 1 mo. USD LIBOR + 2.750%(16)	1,004,112

The accompanying notes are an integral part of these financial statements.
119

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.9%(15) - (continued)
	Engineering & Construction - 0.2%
	Ascend Learning LLC
$ 1,177,050	4.26%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	$ 1,161,701
1,265,000	6.51%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	1,247,606
1,508,695	Brand Energy & Infrastructure Services, Inc. 5.29%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,430,515
1,576,363	Brown Group Holding LLC 3.51%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	1,551,929
		5,391,751
	Entertainment - 0.6%
1,000,000	AP Core Holdings II LLC 6.26%, 09/01/2027, 1 mo. USD LIBOR + 5.500%	995,000
	Crown Finance U.S., Inc.
2,173,264	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,654,180
403,994	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	466,992
197,104	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	209,547
2,205,843	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	2,193,094
943,148	Golden Entertainment, Inc. 3.77%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	939,026
1,666,625	Maverick Gaming LLC 8.50%, 09/03/2026, 1 mo. USD LIBOR + 7.500%	1,633,292
	Motion Finco S.a.r.l.
EUR 335,000	3.00%, 11/12/2026, 3 mo. EURIBOR + 3.000%	341,085
$ 488,862	4.26%, 11/12/2026, 1 mo. USD LIBOR + 3.250%	478,473
624,232	NASCAR Holdings, Inc. 3.26%, 10/19/2026, 3 mo. USD LIBOR + 2.500%	620,880
2,193,596	Penn National Gaming, Inc. 3.01%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	2,188,112
1,465,000	Scientific Games International, Inc. 0.00%, 04/14/2029, 3 mo. USD LIBOR + 3.000%(16)	1,456,767
1,021,814	SeaWorld Parks & Entertainment, Inc. 3.81%, 08/25/2028, 1 mo. USD LIBOR + 3.000%	1,006,058
1,493,127	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	1,470,029
1,495,092	William Morris Endeavor Entertainment LLC 3.52%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	1,463,591
		17,116,126
	Environmental Control - 0.1%
1,995,000	Clean Harbors, Inc. 2.76%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	1,986,023
312,800	U.S. Ecology Holdings, Inc. 3.26%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	311,170
		2,297,193
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.9%(15) - (continued)
	Food - 0.2%
$ 135,000	8th Avenue Food & Provisions, Inc. 8.21%, 10/01/2026, 3 mo. USD LIBOR + 7.750%	$ 121,247
1,611,182	Froneri International Ltd. 3.01%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	1,570,903
999,170	Hostess Brands LLC 3.36%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	985,641
997,500	U.S. Foods, Inc. 3.26%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	990,019
1,007,200	UTZ Quality Foods LLC 3.76%, 01/20/2028, 1 mo. USD LIBOR + 3.000%	996,967
		4,664,777
	Food Service - 0.0%
928,502	Aramark Services, Inc. 2.51%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	912,254
	Gas - 0.0%
997,984	UGI Energy Services LLC 4.51%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	995,179
	Healthcare - Products - 0.2%
1,457,380	Avantor Funding, Inc. 3.01%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	1,446,450
1,020,280	Insulet Corp. 4.01%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	1,018,576
1,490,000	Medline Borrower LP 4.01%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	1,463,925
1,563,902	Sunshine Luxembourg S.a.r.l. 4.76%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	1,548,544
		5,477,495
	Healthcare - Services - 0.6%
1,030,984	ADMI Corp. 4.14%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	1,014,045
3,400,000	Aveanna Healthcare LLC 7.50%, 12/10/2029, 1 mo. USD LIBOR + 7.000%	3,247,000
EUR 2,005,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	2,035,560
$ 797,143	Cano Health LLC 4.51%, 11/23/2027, 1 mo. USD SOFR + 4.000%	785,186
EUR 1,815,000	Cerba Healthcare S.A.S. 3.75%, 06/30/2028, 3 mo. EURIBOR + 3.750%	1,857,599
	EyeCare Partners LLC
$ 999,867	4.76%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	986,299
1,068,000	4.76%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	1,051,980
790,000	7.76%, 11/15/2029, 1 mo. USD LIBOR + 6.750%	780,457
997,612	Heartland Dental LLC 4.63%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	989,422
496,952	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	493,767

The accompanying notes are an integral part of these financial statements.
120

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.9%(15) - (continued)
	Healthcare - Services - 0.6% - (continued)
EUR 640,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	$ 652,131
$ 998,292	MED ParentCo L.P. 5.01%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	977,707
2,356,614	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	2,332,718
		17,203,871
	Holding Companies-Diversified - 0.1%
EUR 3,580,000	IVC Acquisition Ltd. 0.00%, 02/13/2026, 3 mo. EURIBOR + 4.000%(16)	3,726,567
	Home Builders - 0.1%
	Tecta America Corp.
$ 1,848,494	5.01%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	1,813,835
1,120,000	9.26%, 04/09/2029, 1 mo. USD LIBOR + 8.500%	1,120,000
		2,933,835
	Insurance - 0.6%
	Acrisure LLC
1,611,521	4.26%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	1,585,672
932,662	5.01%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	924,893
	Asurion LLC
507,131	3.76%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	501,608
1,153,003	3.89%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,147,030
1,440,000	6.01%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	1,395,446
3,035,000	6.01%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	2,940,915
	Hub International Ltd.
1,114,981	4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	1,099,650
5,678,542	4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	5,644,585
	Sedgwick Claims Management Services, Inc.
2,506,897	4.01%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	2,480,274
252,200	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	251,794
		17,971,867
	Internet - 0.3%
998,136	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	952,391
934,940	Go Daddy Operating Co. LLC 2.51%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	925,423
	MH Sub LLC
3,065,389	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	3,048,345
545,000	7.01%, 02/23/2029, 1 mo. USD LIBOR + 6.250%	538,051
997,500	Proofpoint, Inc. 3.76%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	980,463
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.9%(15) - (continued)
	Internet - 0.3% - (continued)
$ 567,336	Rodan & Fields LLC 4.55%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	$ 338,274
1,003,650	Shutterfly, Inc. 5.76%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	927,122
		7,710,069
	IT Services - 0.1%
772,255	Panther Commercial Holdings L.P. 5.74%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	766,880
	Tempo Acquisition LLC
1,496,250	3.50%, 08/31/2028, 1 mo. USD SOFR + 3.000%	1,484,101
5,104	3.70%, 08/31/2028, 1 mo. USD SOFR + 3.000%	5,063
		2,256,044
	Leisure Time - 0.2%
1,995,000	Carnival Corp. 4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	1,962,581
1,505,957	Hayward Industries, Inc. 3.26%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	1,487,765
1,040,853	MajorDrive Holdings LLC 4.56%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	1,021,597
1,035,000	Penn National Gaming, Inc. 0.00%, 05/03/2029, 3 mo. USD LIBOR + 2.750%(16)	1,029,825
		5,501,768
	Lodging - 0.1%
	Caesars Resort Collection LLC
1,447,825	3.51%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	1,440,253
1,199,082	4.26%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	1,193,913
		2,634,166
	Machinery - Construction & Mining - 0.0%
993,989	Brookfield WEC Holdings, Inc. 3.51%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	975,193
	Machinery-Diversified - 0.1%
198,338	AI Alpine AT Bidco GmbH 3.72%, 10/31/2025, 1 mo. USD LIBOR + 2.750%	193,379
997,550	Vertical U.S. Newco, Inc. 4.02%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	986,956
2,550,000	Welbilt, Inc. 3.26%, 10/23/2025, 3 mo. USD LIBOR + 2.500%	2,535,669
		3,716,004
	Media - 0.6%
1,127,825	Banijay Entertainment S.A.S 4.20%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,120,212
1,575,157	Cable One, Inc. 2.76%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	1,556,255
628,351	Entravision Communications Corp. 3.51%, 11/29/2024, 3 mo. USD LIBOR + 2.750%	613,427
1,456,350	NEP Group, Inc. 6.50%, 10/20/2025, 1 mo. USD LIBOR + 4.000%	1,445,427

The accompanying notes are an integral part of these financial statements.
121

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.9%(15) - (continued)
	Media - 0.6% - (continued)
	NEP/NCP Holdco, Inc.
$ 8,893,278	4.01%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	$ 8,718,170
210,000	7.76%, 10/19/2026, 3 mo. USD LIBOR + 7.000%	201,556
1,000,000	Telenet Financing USD LLC 2.55%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	977,500
	Virgin Media Bristol LLC
1,125,000	3.05%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	1,108,384
1,010,000	3.80%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	1,004,193
		16,745,124
	Miscellaneous Manufacturing - 0.1%
EUR 3,516,017	CeramTec AcquiCo GmbH 3.75%, 03/16/2029, 3 mo. EURIBOR + 3.750%	3,632,405
	Oil & Gas - 0.1%
$ 1,261,838	Southwestern Energy Co. 3.30%, 06/22/2027, 1 mo. USD SOFR + 2.500%	1,258,683
	Oil & Gas Services - 0.0%
85,718	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(11)(16)	2,572
	Packaging & Containers - 0.4%
2,313,375	Berlin Packaging LLC 4.28%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	2,283,486
1,423,277	BWAY Holding Co. 3.71%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	1,393,744
1,885,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	1,858,855
	Pretium PKG Holdings, Inc.
1,077,300	4.73%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	1,044,443
890,000	7.48%, 10/01/2029, 1 mo. USD LIBOR + 6.750%	854,400
2,014,044	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	1,980,067
1,590,207	TricorBraun Holdings, Inc. 4.01%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,554,650
		10,969,645
	Pharmaceuticals - 0.5%
	Bausch Health Cos., Inc.
1,590,000	0.00%, 01/27/2027, 1 mo. USD SOFR + 5.250%(16)	1,536,338
518,848	3.51%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	515,216
1,358,051	3.76%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	1,349,849
2,376,995	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	2,371,171
1,602,133	Elanco Animal Health, Inc. 2.21%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	1,568,088
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.9%(15) - (continued)
	Pharmaceuticals - 0.5% - (continued)
$ 1,357,833	Gainwell Acquisition Corp. 5.01%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	$ 1,351,899
791,800	Horizon Therapeutics USA, Inc. 2.44%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	781,475
123,816	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	123,022
1,010,829	Jazz Financing Lux S.a.r.l. 4.26%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	1,008,807
1,013,021	Organon & Co. 3.56%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	1,007,328
998,637	Packaging Coordinators Midco, Inc. 4.76%, 11/30/2027, 1 mo. USD LIBOR + 3.750%	992,396
1,683,509	Pathway Vet Alliance LLC 4.76%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	1,667,027
696,429	PetVet Care Centers LLC 4.26%, 02/14/2025, 1 mo. USD LIBOR + 3.500%	691,421
		14,964,037
	Pipelines - 0.3%
500,000	AL GCX Holdings LLC 0.00%, 04/20/2029, 3 mo. USD LIBOR +3.750%(16)	498,440
261,898	BCP Raptor LLC 5.25%, 06/24/2024, 3 mo. USD LIBOR + 4.250%	261,039
248,629	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	247,075
460,644	Buckeye Partners L.P. 2.71%, 11/01/2026, 1 mo. USD LIBOR + 2.250%	457,106
1,046,239	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	1,044,283
3,627,109	Medallion Midland Acquisition LLC 4.51%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	3,615,792
1,143,795	NorthRiver Midstream Finance L.P. 4.22%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	1,135,651
2,069,812	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	2,057,455
		9,316,841
	Retail - 0.6%
652,382	B.C. Unlimited Liability Co. 2.51%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	639,197
781,585	Beacon Roofing Supply, Inc. 3.01%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	771,815
1,093,720	Foundation Building Materials Holding Co. LLC 4.49%, 01/31/2028, 1 mo. USD LIBOR + 3.250%	1,054,073
1,578,781	Great Outdoors Group LLC 4.51%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	1,561,020

The accompanying notes are an integral part of these financial statements.
122

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.9%(15) - (continued)
	Retail - 0.6% - (continued)
	IRB Holding Corp.
$ 765,213	3.75%, 12/15/2027, 1 mo. USD SOFR + 3.000%	$ 753,735
730,964	3.76%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	723,860
1,593,512	LBM Acquisition LLC 4.51%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	1,500,563
1,614,508	Michaels Cos., Inc. 5.26%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	1,468,702
999,651	Petco Health and Wellness Co., Inc. 4.26%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	988,944
1,572,215	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	1,555,706
1,000,000	Specialty Building Products Holdings LLC 4.30%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	946,880
	SRS Distribution, Inc.
1,785,525	4.00%, 06/02/2028, 1 mo. USD SOFR + 3.500%	1,718,568
2,128,838	4.02%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	2,049,006
836,222	Staples, Inc. 5.32%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	800,307
1,558,781	White Cap Buyer LLC 4.45%, 10/19/2027, 1 mo. USD SOFR + 3.750%	1,520,294
		18,052,670
	Semiconductors - 0.2%
985,000	Entegris, Inc. 0.00%, 03/02/2029, 3 mo. USD LIBOR + 3.000%(16)	984,695
	MKS Instruments, Inc.
1,000,000	0.00%, 10/21/2028(16)	995,000
2,100,000	0.00%, 04/08/2029(16)	2,089,500
		4,069,195
	Software - 1.3%
	Athenahealth, Inc.
217,391	1.75%, 02/15/2029, 1 mo. USD SOFR + 3.500%(17)	214,130
1,282,609	4.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	1,263,369
702,946	Ceridian HCM Holding, Inc. 3.26%, 04/30/2025, 1 mo. USD LIBOR + 2.500%	693,062
	DCert Buyer, Inc.
998,045	4.76%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	993,055
2,605,000	7.76%, 02/19/2029, 1 mo. USD LIBOR + 7.000%	2,573,532
2,996,845	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	2,971,372
1,507,654	E2open LLC 4.00%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	1,499,649
1,000,000	EP Purchaser LLC 4.51%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	995,830
	Epicor Software Corp.
1,004,619	4.01%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	997,356
400,000	8.75%, 07/31/2028, 1 mo. USD LIBOR + 7.750%	407,252
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.9%(15) - (continued)
	Software - 1.3% - (continued)
$ 242,438	Evertec Group LLC 4.25%, 11/27/2024, 3 mo. USD LIBOR + 3.500%	$ 241,124
597,991	Finastra USA, Inc. 4.74%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	579,399
	Hyland Software, Inc.
3,552,588	4.26%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	3,537,241
464,000	7.01%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	461,680
4,710,000	McAfee LLC 4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	4,580,475
	Mitchell International, Inc.
1,600,000	4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	1,573,008
1,775,000	7.00%, 10/15/2029, 1 mo. USD LIBOR + 6.500%	1,751,481
425,000	Mitnick Corporate Purchaser, Inc. 0.00%, 05/02/2029, 3 mo. USD LIBOR + 4.750%(16)	423,725
1,376,308	Navicure, Inc. 4.76%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	1,373,734
	Polaris Newco LLC
EUR 997,556	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	1,039,323
$ 1,567,611	4.76%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	1,549,317
99,250	Press Ganey Holdings, Inc. 4.99%, 07/24/2026, 1 mo. USD LIBOR + 3.750%	98,320
1,013,765	RealPage, Inc. 4.01%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	996,663
1,012,860	SS&C Technologies, Inc. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	998,558
	Ultimate Software Group, Inc.
2,142,658	4.76%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	2,130,831
205,000	6.21%, 05/03/2027, 1 mo. USD LIBOR + 5.250%	202,899
2,084,832	Zelis Healthcare Corp. 3.96%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	2,069,404
		36,215,789
	Telecommunications - 0.3%
2,029,500	Frontier Communications Corp. 4.81%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	1,992,299
EUR 1,836,915	Lorca Finco plc 4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	1,915,181
$ 2,840,000	Venga Finance S.a.r.l. 0.00%, 12/04/2028, 1 mo. USD LIBOR + 4.750%(16)	2,754,800
792,384	Xplornet Communications, Inc. 4.76%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	778,518
1,891,646	Zacapa LLC 4.77%, 03/22/2029, 1 mo. USD SOFR + 4.250%	1,875,888
		9,316,686
	Textiles - 0.1%
2,420,000	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	2,360,516

The accompanying notes are an integral part of these financial statements.
123

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.9%(15) - (continued)
	Transportation - 0.1%
$ 1,392,453	First Student Bidco, Inc. 3.98%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	1,364,604
579,633	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	$ 572,144
		1,936,748
	Total Senior Floating Rate Interests (cost $284,213,604)	$ 280,294,205
U.S. GOVERNMENT AGENCIES - 12.9%
	Mortgage-Backed Agencies - 12.9%
	FHLMC - 2.8%
2,749	0.00%, 11/15/2036(7)(18)	$ 2,361
12,220,052	1.21%, 06/25/2030(3)(4)	900,718
3,913,793	1.25%, 01/25/2030(3)(4)	273,885
2,238,964	1.81%, 04/25/2030(3)(4)	237,736
2,658,480	1.94%, 11/25/2047(3)(4)	292,700
2,355,000	1.96%, 02/25/2047(3)(4)	277,031
4,759,080	2.02%, 10/25/2047(3)(4)	544,968
3,345,000	2.08%, 09/25/2047(3)(4)	242,475
1,150,193	2.09%, 09/25/2046(3)(4)	135,718
1,890,000	2.17%, 08/25/2047(3)(4)	229,519
3,870,000	2.23%, 05/25/2047(3)(4)	288,882
2,605,748	2.32%, 05/25/2047(3)(4)	332,416
3,990,000	2.94%, 01/25/2051, SOFR30A + 2.650%(1)(2)	3,591,176
21,988	3.00%, 03/15/2033(4)	2,030
6,060,000	3.02%, 01/25/2050, 1 mo. USD LIBOR + 2.350%(1)(2)	5,771,060
3,000,000	3.17%, 02/25/2050, 1 mo. USD LIBOR + 2.500%(1)(2)	2,862,315
7,629,637	3.32%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	7,697,098
1,955,000	3.52%, 06/25/2048(3)(4)	418,273
1,605,000	3.82%, 07/25/2030, 1 mo. USD LIBOR + 3.150%(2)	1,564,893
28,418	4.00%, 07/15/2027(4)	1,053
180,000	4.04%, 01/25/2051, SOFR30A + 3.750%(1)(2)	170,862
3,683,776	4.27%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	3,759,152
4,740,000	4.29%, 11/25/2051, SOFR30A + 4.000%(1)(2)	4,510,425
90,144	4.50%, 03/15/2041	93,068
4,285,000	4.60%, 04/25/2042	4,283,072
60,871	4.75%, 07/15/2039	63,246
5,444,871	4.92%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	5,553,687
2,110,000	5.02%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	2,115,273
10,299,821	5.17%, 02/25/2024, 1 mo. USD LIBOR + 4.500%(2)	10,481,583
5,857	5.50%, 08/15/2033	6,252
7,940,000	5.54%, 03/25/2042(1)(2)	8,099,189
1,955,000	5.92%, 09/25/2050, 1 mo. USD LIBOR + 5.250%(1)(2)	2,001,815
2,450,000	6.42%, 07/25/2050, 1 mo. USD LIBOR + 5.750%(1)(2)	2,589,032
19,040	6.50%, 07/15/2036	20,467
3,520,000	6.67%, 08/25/2050, 1 mo. USD LIBOR + 6.000%(1)(2)	3,704,886
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 12.9% - (continued)
	Mortgage-Backed Agencies - 12.9% - (continued)
	FHLMC - 2.8% - (continued)
$ 3,295,000	7.14%, 11/25/2051, SOFR30A + 6.850%(1)(2)	$ 3,177,652
2,770,000	8.04%, 01/25/2051, SOFR30A + 7.750%(1)(2)	2,961,824
		79,257,792
	FNMA - 0.1%
27,608	0.00%, 06/25/2036(7)(18)	24,412
73,669	1.60%, 04/25/2055(4)	2,906
15,138	2.50%, 06/25/2028(4)	776
85,337	3.00%, 01/25/2028(4)	4,474
27,751	3.16%, 12/01/2026	27,576
22,440	3.24%, 12/01/2026	22,371
8,695	3.47%, 01/01/2024	8,705
33,654	3.50%, 05/25/2030(4)	2,819
21,702	3.67%, 08/01/2023	21,832
14,268	3.86%, 12/01/2025	14,482
21,428	3.87%, 10/01/2025	21,768
31,793	3.89%, 05/01/2030	32,679
8,736	3.96%, 05/01/2034	8,869
15,966	4.00%, 03/25/2042(4)	1,854
7,088	4.50%, 07/25/2027(4)	276
1,510,000	5.35%, 03/25/2042	1,500,326
50,614	5.50%, 04/25/2035	54,186
14,018	5.50%, 04/25/2037	14,976
145,051	5.50%, 06/25/2042(4)	31,924
3,292	5.51%, 05/25/2042(3)(4)	335
1,385,000	6.54%, 03/25/2042(1)(2)	1,433,475
		3,231,021
	GNMA - 0.0%
16,591	4.00%, 05/16/2042(4)	1,974
38,923	5.00%, 10/16/2041(4)	6,390
		8,364
	UMBS - 10.0%
42,600,000	2.00%, 05/12/2052(19)	37,621,125
84,550,000	2.00%, 06/13/2052(19)	74,526,744
94,400,000	2.50%, 05/12/2052(19)	86,213,750
94,400,000	2.50%, 06/13/2052(19)	86,036,263
		284,397,882
	Total U.S. Government Agencies (cost $372,454,225)	$ 366,895,059
U.S. GOVERNMENT SECURITIES - 10.7%
	U.S. Treasury Securities - 10.7%
	U.S. Treasury Bonds - 2.4%
2,064,432	0.13%, 02/15/2051(20)	$ 1,905,971
14,229,008	0.88%, 02/15/2047(20)	15,555,381
879,887	1.00%, 02/15/2048(20)	995,808
12,270,000	1.88%, 02/15/2051	9,662,625
24,695,000	2.50%, 02/15/2045	21,932,247
4,040,000	3.00%, 11/15/2044	3,916,433
920,000	3.13%, 02/15/2043	911,339
6,740,000	3.38%, 05/15/2044(21)	6,941,410
5,980,000	3.63%, 02/15/2044(22)	6,398,600
610,000	3.75%, 11/15/2043	664,400
		68,884,214
	U.S. Treasury Notes - 8.3%
14,751,710	0.13%, 07/15/2030(20)	15,068,450
41,225,000	0.25%, 07/31/2025(21)(23)	37,840,041
121,460,000	0.63%, 05/15/2030	101,746,472

The accompanying notes are an integral part of these financial statements.
124

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 10.7% - (continued)
	U.S. Treasury Securities - 10.7% - (continued)
	U.S. Treasury Notes - 8.3% - (continued)
$ 2,987,925	0.88%, 01/15/2029(20)	$ 3,205,366
749,555	1.00%, 02/15/2049(20)	856,269
26,200,000	1.13%, 02/15/2031(21)	22,637,414
6,544,000	2.63%, 02/15/2029(21)	6,416,954
36,775,000	2.88%, 08/15/2028	36,598,308
9,025,000	3.00%, 10/31/2025(22)	9,053,203
		233,422,477
	Total U.S. Government Securities (cost $338,849,092)	$ 302,306,691
COMMON STOCKS - 0.0%
	Energy - 0.0%
32,328	Ascent Resources - Marcellus LLC Class A*(13)(14)	$ 51,725
7,026	Foresight Energy LLC*	119,448
83,644,001	KCA Deutag*(13)(14)(24)	—
3,682	Philadelphia Energy Solutions*(13)(14)	—
	Total Common Stocks (cost $1,330,837)	$ 171,173
CONVERTIBLE PREFERRED STOCKS - 0.5%
	Banks - 0.0%
2,548	Nationwide Building Society, 10.25%(9)(10)	$ 533,463
	Capital Goods - 0.0%
74	Fluor Corp., 6.50%(1)(9)	93,629
	Health Care Equipment & Services - 0.2%
77,085	Becton Dickinson and Co. Series B, 6.00%(6)	3,939,814
	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
2,676	Danaher Corp., 5.00%(6)	3,691,810
	Utilities - 0.2%
29,384	American Electric Power Co., Inc., 6.13%	1,645,504
46,297	DTE Energy Co., 6.25%	2,425,963
38,600	Southern Co. Series 2019, 6.75%	2,117,982
		6,189,449
	Total Convertible Preferred Stocks (cost $14,775,178)	$ 14,448,165
ESCROWS - 0.1%(25)
	Consumer Services - 0.1%
2,270,000	Grifols Escrow Issuer S.A.(1)	$ 2,148,223
500,000	Grifols Escrow Issuer S.A. REGS(10)	473,177
	Total Escrows (cost $3,169,366)	$ 2,621,400
Shares or Principal Amount		Market Value†
WARRANTS - 0.0%
	Energy - 0.0%
8,370	Ascent Resources - Marcellus LLC Expires 3/30/2023(13)(14)	$ 343
	Total Warrants (cost $669)	$ 343
	Total Long-Term Investments (Cost $3,243,773,613)	$ 2,901,284,737
SHORT-TERM INVESTMENTS - 5.8%
	Commercial Paper - 4.2%
$ 530,000	Agricultural Bank of China Ltd. 0.56%, 05/13/2022	$ 529,894
	AT+T, Inc.
750,000	0.36%, 05/02/2022	749,985
650,000	0.53%, 05/17/2022	649,841
500,000	0.84%, 06/16/2022	499,457
		1,899,283
750,000	Banque ET Caisse 0.63%, 06/01/2022	749,587
	BASF Aktiengesellsch
850,000	0.93%, 06/01/2022	849,305
1,900,000	1.20%, 07/01/2022	1,896,409
		2,745,714
2,950,000	Bell Canada 0.93%, 05/25/2022	2,948,132
CAD 1,000,000	BNP Paribas 0.72%, 05/24/2022	778,054
	Caisse D Amortissement De La D
$ 7,255,000	0.67%, 06/01/2022	7,250,752
3,950,000	0.71%, 06/15/2022	3,946,445
		11,197,197
	CDP Financial, Inc.
4,840,000	0.59%, 06/01/2022	4,837,499
2,500,000	0.82%, 06/15/2022	2,497,406
500,000	0.94%, 06/15/2022	499,406
		7,834,311
	CNPC Finance
5,000,000	0.69%, 05/05/2022	4,999,528
984,000	0.72%, 05/06/2022	983,884
		5,983,412
5,000,000	Dexia Credit Local S.A. 1.03%, 07/20/2022	4,986,937
	EI du Pont de Nemours and Co.
700,000	1.05%, 06/30/2022	698,539
435,000	1.15%, 07/01/2022	434,073
		1,132,612
3,000,000	Electricite de France S.A. 0.74%, 05/11/2022	2,999,333
250,000	Enbridge (US), Inc. 0.94%, 06/10/2022	249,736
	Enel Finance America
250,000	0.65%, 06/21/2022	249,770
700,000	1.04%, 06/07/2022	699,245
		949,015
3,000,000	ERSTE Abwicklungsanstalt 0.70%, 06/02/2022	2,998,107
600,000	Export Import Bank 0.90%, 06/21/2022	599,235
	FMS Watermanagement
5,335,000	0.48%, 05/17/2022	5,333,814
3,000,000	0.66%, 06/13/2022	2,997,599
		8,331,413

The accompanying notes are an integral part of these financial statements.
125

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 5.8% - (continued)
	Commercial Paper - 4.2% - (continued)
	Korea Development Bank
$ 1,000,000	1.04%, 07/12/2022	$ 997,840
5,000,000	1.76%, 10/19/2022	4,957,351
		5,955,191
	Municipal Finance Authority of British Columbia Bills
CAD 2,025,000	0.38%, 05/04/2022(26)	1,576,239
710,000	0.38%, 05/04/2022(26)	552,657
2,000,000	0.49%, 05/04/2022(26)	1,556,761
605,000	1.21%, 07/13/2022(26)	469,707
255,000	1.22%, 07/13/2022(26)	197,976
2,400,000	1.33%, 07/20/2022(26)	1,862,683
		6,216,023
	Newfoundland T-Bill
4,235,000	0.42%, 05/05/2022(26)	3,296,427
1,000,000	0.58%, 05/12/2022(26)	778,274
4,235,000	0.60%, 05/19/2022(26)	3,295,597
4,565,000	0.72%, 06/16/2022(26)	3,550,185
		10,920,483
	PEI Treasury Note
4,235,000	0.41%, 05/10/2022	3,296,245
500,000	0.76%, 06/14/2022	388,845
2,270,000	0.78%, 06/21/2022	1,765,049
		5,450,139
1,000,000	Province of British Columbia 0.26%, 06/10/2022	778,192
	PSP Capital, Inc.
$ 4,000,000	0.61%, 06/03/2022	3,997,727
3,000,000	0.75%, 06/16/2022	2,997,125
		6,994,852
	Regional Municipality of New York
CAD 1,500,000	0.46%, 05/06/2022	1,167,546
2,500,000	0.80%, 05/31/2022	1,944,728
		3,112,274
	Sempra Energy
$ 750,000	0.87%, 05/23/2022	749,587
2,000,000	1.09%, 06/09/2022	1,997,617
		2,747,204
	Societe De Transport De Montre
CAD 6,500,000	1.02%, 06/20/2022	5,052,565
3,025,000	1.02%, 06/20/2022	2,351,378
2,000,000	1.70%, 08/22/2022	1,549,231
		8,953,174
$ 750,000	Suncor Energy, Inc. 0.78%, 05/27/2022	749,567
CAD 900,000	The City De Edmonton 0.79%, 06/21/2022	699,797
	Transcanada Pipelines Ltd.
$ 750,000	0.67%, 05/19/2022	749,737
2,420,000	0.91%, 05/19/2022	2,418,850
1,400,000	0.98%, 06/02/2022	1,398,756
2,500,000	1.24%, 06/02/2022	2,497,200
750,000	1.31%, 06/21/2022	748,608
400,000	1.38%, 06/22/2022	399,203
2,000,000	1.56%, 07/18/2022	1,994,076
		10,206,430
		119,695,298
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.8% - (continued)
	Repurchase Agreements - 0.4%
$ 11,275,136	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $11,275,362; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $11,500,698		$ 11,275,136
	Securities Lending Collateral - 1.2%
9,365,271	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(27)		9,365,271
22,718,220	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(27)		22,718,219
			32,083,490
	Total Short-Term Investments (cost $163,838,071)		$ 163,053,924
	Total Investments (cost $3,407,611,684)	108.1%	$ 3,064,338,661
	Other Assets and Liabilities	(8.1)%	(228,983,181)
	Total Net Assets	100.0%	$ 2,835,355,480
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $866,780,854, representing 30.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

The accompanying notes are an integral part of these financial statements.
126

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

(7)	Security is a zero-coupon bond.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $402,604,706, representing 14.2% of net assets.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $52,084, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(14)	Investment valued using significant unobservable inputs.
(15)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(16)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(17)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2022, the aggregate value of the unfunded commitment was $214,130, which represents 0.0% of total net assets.
(18)	Securities disclosed are principal-only strips.
(19)	Represents or includes a TBA transaction.
(20)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(21)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2022, the market value of securities pledged was $7,910,357.
(22)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2022, the market value of securities pledged was $10,787,272.
(23)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2022, the market value of securities pledged was $14,846,881.
(24)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	83,644,001	$ 1,133,544	$ —

(25)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(26)	The rate shown represents current yield to maturity.
(27)	Current yield as of period end.

OTC Swaptions Outstanding at April 30, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
ITRAXX-XOVERS.37.V1 *	BOA	375.00%	Pay	05/18/2022	EUR	(136,520,000)	$ (149,270)	$ (1,428,309)	$ 1,279,039
ITRAXX-XOVERS.37.V1 *	GSC	400.00%	Pay	05/18/2022	EUR	(136,520,000)	(533,791)	(1,293,154)	759,363
							$ (683,061)	$ (2,721,463)	$ 2,038,402
Put
ITRAXX-XOVERS.37.V1 *	BOA	375.00%	Receive	05/18/2022	EUR	(136,520,000)	$ (3,823,903)	$ (2,239,329)	$ (1,584,574)
ITRAXX-XOVERS.37.V1 *	GSC	400.00%	Receive	05/18/2022	EUR	(136,520,000)	(2,597,651)	(1,205,975)	(1,391,676)
							$ (6,421,554)	$ (3,445,304)	$ (2,976,250)
Total Written Option Contracts OTC swaption contracts							$ (7,104,615)	$ (6,166,767)	$ (937,848)

*	Swaptions with forward premiums.

The accompanying notes are an integral part of these financial statements.
127

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-Schatz Future	5	06/08/2022	$ 580,987	$ (8,331)
U.S. Treasury 2-Year Note Future	1,903	06/30/2022	401,176,188	(65,338)
U.S. Treasury 5-Year Note Future	2,393	06/30/2022	269,623,797	(8,609,418)
U.S. Treasury 10-Year Note Future	1,764	06/21/2022	210,191,625	(8,389,133)
U.S. Treasury Long Bond Future	352	06/21/2022	49,522,000	(4,454,884)
Total				$ (21,527,104)
Short position contracts:
Euro-BOBL Future	83	06/08/2022	$ 11,135,992	$ 448,431
Euro-BUND Future	815	06/08/2022	132,054,294	8,095,400
Euro-BUXL 30-Year Bond Future	54	06/08/2022	9,740,271	1,579,540
Long Gilt Future	1	06/28/2022	148,932	4,769
U.S. Treasury 10-Year Ultra Future	760	06/21/2022	98,040,000	672,385
U.S. Treasury Ultra Bond Future	287	06/21/2022	46,045,563	1,355,818
Total				$ 12,156,343
Total futures contracts				$ (9,370,761)

OTC Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	317,050	(0.09%)	08/25/2037	Monthly	$ 65,575	$ —	$ 13,710	$ (51,865)
ABX.HE.AAA.07	CSI	USD	905,448	(0.09%)	08/25/2037	Monthly	215,328	—	39,153	(176,175)
ABX.HE.PENAAA.06	JPM	USD	119,287	(0.11%)	05/25/2046	Monthly	13,319	—	8,734	(4,585)
ABX.HE.PENAAA.06	CSI	USD	187,418	(0.11%)	05/25/2046	Monthly	20,975	—	13,723	(7,252)
PrimeX.ARM.2 (2)(3)	MSC	USD	55,253	(4.58%)	12/25/2037	Monthly	—	(124)	(260)	(136)
Total							$ 315,197	$ (124)	$ 75,060	$ (240,013)
Sell protection:
ABX.HE.AAA.07	MSC	USD	317,050	0.09%	08/25/2037	Monthly	$ 2,315	$ —	$ (13,710)	$ (16,025)
ABX.HE.AAA.07	MSC	USD	905,448	0.09%	08/25/2037	Monthly	6,660	—	(39,153)	(45,813)
ABX.HE.PENAAA.06	BCLY	USD	306,706	0.11%	05/25/2046	Monthly	—	(6,489)	(22,457)	(15,968)
PrimeX.ARM.2 (2)(3)	JPM	USD	55,253	4.58%	12/25/2037	Monthly	1,633	—	260	(1,373)
Total							$ 10,608	$ (6,489)	$ (75,060)	$ (79,179)
Total							$ 325,805	$ (6,613)	$ —	$ (319,192)
Credit default swaps on single-name issues:
Buy protection:
Assicurazioni Generali	GSC	EUR	—	(1.00%)	06/20/2027	Quarterly	$ 192	$ —	$ (166)	$ (358)
Total							$ 192	$ —	$ (166)	$ (358)
Total OTC credit default swap contracts							$ 325,997	$ (6,613)	$ (166)	$ (319,550)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	These investments are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these investments are $(1,509), which represented (0.0)% of total net assets. This amount excludes investments that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.
128

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.37.V1	USD	54,775,000	(1.00%)	06/20/2027	Quarterly	$ 3,230,079	$ 4,230,000	$ 999,921
Sell protection:
CDX.NA.HY.37.V1	USD	10,510,000	5.00%	12/20/2026	Quarterly	$ 697,022	$ 346,222	$ (350,800)
CDX.NA.HY.38.V1	USD	139,150,000	5.00%	06/20/2027	Quarterly	3,856,037	2,822,995	(1,033,042)
Total						$ 4,553,059	$ 3,169,217	$ (1,383,842)
Credit default swaps on single-name issues:
Buy protection:
Russia Federation	USD	—	(1.00%)	12/20/2026	Quarterly	$ 101	$ (21)	$ (122)
Standard Chartered	EUR	2,010,000	(1.00%)	06/20/2027	Quarterly	(17,519)	(6,480)	11,039
United Mexican States	USD	1,825,000	(1.00%)	12/20/2026	Quarterly	(4,906)	20,862	25,768
Total						$ (22,324)	$ 14,361	$ 36,685
Sell protection:
Republic of Turkey (B+)	USD	5,185,000	1.00%	06/20/2027	Quarterly	$ (1,020,436)	$ (1,059,580)	$ (39,144)
Total						$ (1,042,760)	$ (1,045,219)	$ (2,459)
Total centrally cleared credit default swap contracts						$ 6,740,378	$ 6,353,998	$ (386,380)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
755,000	AUD	543,961	USD	SSG	06/15/2022	$ (10,066)
2,720,000	BRL	562,274	USD	GSC	06/02/2022	(17,937)
710,000	CAD	556,446	USD	SSG	06/15/2022	(3,830)
440,400,000	CLP	561,914	USD	GSC	06/15/2022	(50,294)
3,613,000	CNY	564,390	USD	SSG	06/15/2022	(16,649)
2,140,100,000	COP	561,942	USD	BNP	06/15/2022	(25,425)
12,680,000	CZK	570,863	USD	DEUT	06/15/2022	(30,245)
131,580,000	EGP	8,109,207	USD	GSC	06/15/2022	(1,180,297)
2,214,845	EUR	2,339,399	USD	GSC	05/31/2022	202
42,000	EUR	44,363	USD	TDB	05/31/2022	2
1,738,909	EUR	1,840,071	USD	BOA	05/31/2022	(3,215)
211,000	EUR	222,047	USD	DEUT	06/15/2022	1,035
1,000	EUR	1,091	USD	WEST	06/15/2022	(34)
102,000	EUR	110,382	USD	TDB	06/15/2022	(2,541)
321,000	EUR	351,524	USD	BCLY	06/15/2022	(12,144)
619,000	EUR	669,006	USD	RBC	06/15/2022	(14,562)
269,000	EUR	299,869	USD	BOA	06/15/2022	(15,466)
1,391,000	EUR	1,487,196	USD	GSC	06/15/2022	(16,547)
688,000	EUR	759,332	USD	CBA	06/15/2022	(31,937)
1,440,000	EUR	1,578,747	USD	RBS	06/15/2022	(56,292)
3,050,000	EUR	3,285,492	USD	SSG	06/15/2022	(60,849)
1,576,000	EUR	1,745,168	USD	MSC	06/15/2022	(78,925)
2,280,000	EUR	2,530,767	USD	SCB	06/15/2022	(120,213)
95,000	GBP	119,266	USD	BNP	05/31/2022	190
11,390,000	MXN	562,786	USD	BNP	06/15/2022	(9,632)
820,000	NZD	543,372	USD	JPM	06/15/2022	(14,049)
2,110,000	PEN	564,322	USD	UBS	06/15/2022	(17,640)
2,420,000	PLN	571,969	USD	JPM	06/15/2022	(29,280)
19,110,000	THB	568,243	USD	SCB	06/15/2022	(9,879)
8,320,000	ZAR	564,546	USD	GSC	06/15/2022	(40,415)
9,570,686	USD	13,055,000	AUD	TDB	06/15/2022	338,889
565,776	USD	755,000	AUD	MSC	06/15/2022	31,881
548,940	USD	2,720,000	BRL	DEUT	06/02/2022	4,604
The accompanying notes are an integral part of these financial statements.
129

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
18,510,007	USD	96,004,000	BRL	GSC	06/15/2022	$ (627,830)
3,757,064	USD	4,735,000	CAD	MSC	05/04/2022	71,314
3,324,732	USD	4,235,000	CAD	UBS	05/05/2022	28,202
1,174,577	USD	1,500,000	CAD	JPM	05/06/2022	6,981
3,342,117	USD	4,235,000	CAD	SSG	05/10/2022	45,621
537,864	USD	650,000	CAD	JPM	05/11/2022	31,909
3,923,539	USD	5,000,000	CAD	SCB	05/11/2022	31,571
846,753	USD	1,066,000	CAD	MSC	05/11/2022	16,985
792,510	USD	1,000,000	CAD	SSG	05/12/2022	14,116
1,308,012	USD	1,580,000	CAD	CBK	05/16/2022	78,149
397,364	USD	500,000	CAD	DEUT	05/16/2022	8,167
3,321,580	USD	4,235,000	CAD	SCB	05/19/2022	25,077
785,605	USD	1,000,000	CAD	MSC	05/24/2022	7,209
2,014,167	USD	2,500,000	CAD	SCB	05/31/2022	68,176
4,369,631	USD	5,425,000	CAD	MSC	06/01/2022	146,853
1,568,870	USD	1,975,000	CAD	GSC	06/01/2022	31,544
1,587,916	USD	2,000,000	CAD	BOA	06/01/2022	31,131
562,748	USD	700,000	CAD	SSG	06/01/2022	17,873
634,765	USD	800,000	CAD	JPM	06/01/2022	12,051
2,343,923	USD	3,000,000	CAD	JPM	06/02/2022	8,759
812,252	USD	1,000,000	CAD	MSC	06/10/2022	33,898
2,654,820	USD	3,315,000	CAD	SSG	06/14/2022	74,633
401,652	USD	500,000	CAD	CBA	06/14/2022	12,483
9,395,721	USD	11,995,000	CAD	TDB	06/15/2022	59,619
567,075	USD	710,000	CAD	RBC	06/15/2022	14,458
985,735	USD	1,250,000	CAD	BOA	06/15/2022	12,819
3,669,535	USD	4,565,000	CAD	DEUT	06/16/2022	116,465
5,917,590	USD	7,400,000	CAD	BNP	06/21/2022	158,117
2,413,171	USD	3,025,000	CAD	SSG	06/21/2022	58,792
1,818,863	USD	2,270,000	CAD	SCB	06/21/2022	52,105
1,994,077	USD	2,500,000	CAD	BOA	06/21/2022	48,309
791,765	USD	1,000,000	CAD	DEUT	06/21/2022	13,457
1,648,300	USD	2,060,000	CAD	BOA	06/22/2022	44,996
1,856,602	USD	2,300,000	CAD	WEST	06/27/2022	66,555
807,274	USD	1,000,000	CAD	CBK	06/27/2022	28,993
239,277	USD	300,000	CAD	BOA	06/27/2022	5,792
159,837	USD	200,000	CAD	DEUT	06/27/2022	4,180
682,829	USD	860,000	CAD	MSC	07/13/2022	13,570
798,748	USD	1,000,000	CAD	CBK	07/15/2022	20,549
1,920,442	USD	2,400,000	CAD	UBS	07/20/2022	52,819
570,029	USD	700,000	CAD	GSC	07/27/2022	25,328
1,208,978	USD	1,500,000	CAD	SSG	08/16/2022	41,839
234,829	USD	300,000	CAD	CIBC	08/16/2022	1,401
1,559,751	USD	2,000,000	CAD	MSC	08/22/2022	3,595
3,068,470	USD	3,810,000	CAD	BOA	09/14/2022	104,201
624,279	USD	800,000	CAD	BMO	09/19/2022	1,870
6,189,452	USD	7,675,000	CAD	MSC	09/21/2022	218,250
395,578	USD	500,000	CAD	DEUT	09/21/2022	6,575
3,076,136	USD	3,815,000	CAD	CIBC	09/23/2022	108,058
2,407,899	USD	3,000,000	CAD	MSC	10/27/2022	74,136
1,189,362	USD	1,500,000	CAD	BOA	11/10/2022	22,475
397,932	USD	500,000	CAD	BOA	11/14/2022	8,968
784,976	USD	1,000,000	CAD	RBC	11/22/2022	7,041
876,364	USD	1,125,000	CAD	JPM	12/05/2022	1,175
780,453	USD	1,000,000	CAD	SGG	05/01/2023	2,392
514,006	USD	440,400,000	CLP	BOA	06/15/2022	2,386
560,990	USD	3,613,000	CNY	SSG	06/15/2022	13,248
536,097	USD	2,140,100,000	COP	BNP	06/15/2022	(420)
550,667	USD	12,680,000	CZK	BNP	06/15/2022	10,049
371,705	USD	6,910,000	EGP	JPM	06/15/2022	7,830
128,374,783	USD	120,154,869	EUR	BCLY	05/31/2022	1,451,921
The accompanying notes are an integral part of these financial statements.
130

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,808,662	USD	4,370,000	EUR	SSG	06/01/2022	$ 192,240
6,942,347	USD	6,305,000	EUR	MSC	06/10/2022	278,282
109,848,109	USD	98,072,051	EUR	DEUT	06/15/2022	6,160,411
3,597,134	USD	3,271,000	EUR	CBA	06/15/2022	138,837
2,876,596	USD	2,609,000	EUR	SCB	06/15/2022	118,205
1,998,183	USD	1,802,000	EUR	GSC	06/15/2022	93,000
2,119,125	USD	1,925,000	EUR	WEST	06/15/2022	83,898
1,804,189	USD	1,643,000	EUR	MSC	06/15/2022	67,109
1,295,761	USD	1,175,000	EUR	SSG	06/15/2022	53,480
1,018,309	USD	925,000	EUR	BOA	06/15/2022	40,343
636,395	USD	573,000	EUR	BCLY	06/15/2022	30,585
748,514	USD	690,000	EUR	JPM	06/15/2022	19,004
9,252,072	USD	7,277,000	GBP	DEUT	05/31/2022	101,795
19,366,517	USD	14,432,000	GBP	DEUT	06/15/2022	1,217,759
1,367,998	USD	1,000,000	GBP	BNP	08/01/2022	109,967
6,082,572	USD	701,200,000	JPY	SCB	05/09/2022	677,828
4,953,945	USD	570,750,000	JPY	MSC	05/09/2022	554,690
16,587,279	USD	1,903,750,000	JPY	BOA	05/16/2022	1,910,040
16,373,278	USD	1,889,000,000	JPY	BOA	05/23/2022	1,806,363
6,148,154	USD	705,750,000	JPY	MSC	05/25/2022	705,441
5,013,607	USD	576,250,000	JPY	BNP	05/31/2022	568,852
3,602,458	USD	410,000,000	JPY	SSG	05/31/2022	440,030
3,613,369	USD	440,000,000	JPY	BOA	05/31/2022	219,544
11,651,946	USD	1,340,050,000	JPY	BCLY	06/06/2022	1,312,987
13,330,103	USD	1,622,900,000	JPY	BOA	06/06/2022	808,856
1,760,541	USD	200,000,000	JPY	JPM	06/09/2022	217,259
24,473,793	USD	2,962,900,000	JPY	BOA	06/13/2022	1,606,667
19,745,818	USD	2,266,500,000	JPY	MSC	06/15/2022	2,251,783
10,615,115	USD	1,233,500,000	JPY	MSC	06/21/2022	1,091,706
14,211,577	USD	1,729,350,000	JPY	BOA	06/21/2022	859,889
14,971,179	USD	1,774,600,000	JPY	MSC	06/27/2022	1,266,376
12,194,016	USD	1,473,850,000	JPY	JPM	07/05/2022	806,897
12,243,740	USD	1,488,900,000	JPY	BOA	07/05/2022	740,343
22,812,347	USD	2,789,950,000	JPY	BCLY	07/11/2022	1,249,231
21,291,129	USD	2,629,450,000	JPY	JPM	07/19/2022	958,848
6,236,453	USD	785,900,000	JPY	BCLY	07/25/2022	157,300
16,873,265	USD	2,158,700,000	JPY	MSC	08/01/2022	168,948
3,551,582	USD	400,000,000	JPY	MSC	09/20/2022	444,988
556,061	USD	11,390,000	MXN	BNP	06/15/2022	2,906
6,654,325	USD	141,270,000	MXN	CBK	06/15/2022	(206,447)
564,756	USD	820,000	NZD	SSG	06/15/2022	35,433
550,842	USD	2,110,000	PEN	BOA	06/15/2022	4,160
552,751	USD	2,420,000	PLN	BCLY	06/15/2022	10,063
556,980	USD	19,110,000	THB	JPM	06/15/2022	(1,383)
526,299	USD	8,320,000	ZAR	MSC	06/15/2022	2,168
Total foreign currency contracts						$ 30,943,906

Foreign Cross Currency Contracts Outstanding at April 30, 2022
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	7,296,739	DEUT	05/31/2022	GBP	7,308,151	$ (11,412)
GBP	208,732	GSC	05/31/2022	EUR	208,447	285
Total foreign cross currency contracts						$ (11,127)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
131

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 355,862,759	$ —	$ 355,862,759	$ —
Convertible Bonds	134,211,673	—	134,211,673	—
Corporate Bonds	733,710,117	—	733,710,117	—
Foreign Government Obligations	689,404,300	—	689,404,284	16
Municipal Bonds	21,358,852	—	21,358,852	—
Senior Floating Rate Interests	280,294,205	—	280,294,205	—
U.S. Government Agencies	366,895,059	—	366,895,059	—
U.S. Government Securities	302,306,691	—	302,306,691	—
Common Stocks
Energy	171,173	—	119,448	51,725
Convertible Preferred Stocks	14,448,165	14,448,165	—	—
Escrows	2,621,400	—	2,621,400	—
Warrants	343	—	—	343
Short-Term Investments	163,053,924	32,083,490	130,970,434	—
Foreign Currency Contracts(2)	33,651,207	—	33,651,207	—
Futures Contracts(2)	12,156,343	12,156,343	—	—
Swaps - Credit Default(2)	1,036,728	—	1,036,728	—
Total	$ 3,111,182,939	$ 58,687,998	$ 3,052,442,857	$ 52,084
Liabilities
Foreign Currency Contracts(2)	$ (2,718,428)	$ —	$ (2,718,428)	$ —
Futures Contracts(2)	(21,527,104)	(21,527,104)	—	—
Swaps - Credit Default(2)	(1,742,658)	—	(1,741,149)	(1,509)
Written Options	(7,104,615)	—	(7,104,615)	—
Total	$ (33,092,805)	$ (21,527,104)	$ (11,564,192)	$ (1,509)

(1)	For the six-month period ended April 30, 2022, investments valued at $15,002,458 were transferred into Level 3 due to the unavailability of active market pricing, and investments valued at $9,254,722 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
132

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0%
	Alabama - 0.4%
$ 150,000	Jefferson County, AL, Board of Education Special Tax 5.00%, 02/01/2046	$ 163,144
335,000	State of Alabama, Troy University Rev, (BAM Insured) 5.00%, 11/01/2023	348,355
		511,499
	Arizona - 1.8%
325,000	City of Phoenix, AZ, Civic Improvement Corp. 5.00%, 07/01/2031	353,734
	Maricopa County, AZ, Industrial Dev Auth
775,000	3.00%, 09/01/2039	667,772
100,000	5.00%, 09/01/2042	108,846
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	218,852
	Tempe, AZ, Industrial Dev Auth Rev
225,000	4.00%, 12/01/2024	229,471
270,000	4.00%, 12/01/2025	275,957
240,000	4.00%, 12/01/2026	244,724
		2,099,356
	California - 5.7%
50,000	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	51,617
195,000	California Enterprise Dev Auth 5.00%, 08/01/2045	201,369
310,000	California Health Facs Financing Auth 4.00%, 08/15/2040	310,626
	California Municipal Finance Auth, (BAM Insured)
500,000	4.00%, 05/15/2038	502,800
350,000	4.00%, 10/01/2049	339,915
165,000	California Public Finance Auth 2.38%, 11/15/2028(1)	155,072
140,000	California State, GO Taxable 4.00%, 11/01/2041	142,219
	Cathedral City, CA, Redev Agency Successor Agency
145,000	4.00%, 08/01/2022	145,744
340,000	4.00%, 08/01/2032	357,241
100,000	City of Los Angeles, CA, Department of Airports Rev 5.00%, 05/15/2026	106,645
45,000	Elk Grove, CA, Finance Auth Special Tax, (BAM Insured) 5.00%, 09/01/2032	48,178
150,000	Foothill-Eastern Transportation Corridor Agency, CA 5.00%, 01/15/2029	161,803
90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	92,457
	Orange County, CA, Community Facs Dist Special Tax
100,000	5.00%, 08/15/2023	103,062
150,000	5.00%, 08/15/2033	158,065
100,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2043	105,985
100,000	San Bernardino City, CA, Unified School Dist, GO, (NATL Insured) 0.00%, 08/01/2027(2)	83,983
	San Diego County Regional Airport Auth
1,400,000	4.00%, 07/01/2040	1,411,375
500,000	4.00%, 07/01/2041	503,264
	San Joaquin Hills, CA, Transportation Corridor Agency, (NATL Insured)
255,000	0.01%, 01/15/2025(2)	233,323
305,000	4.00%, 01/15/2034	306,920
1,000,000	University of California, Rev 4.00%, 05/15/2038	1,024,734
		6,546,397
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Colorado - 1.5%
$ 175,000	City & County of Denver, CO, Airport System Rev 5.00%, 12/01/2036	$ 197,430
200,000	Colorado Health Facs Auth Rev 4.00%, 12/01/2040	191,059
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2040	155,494
305,000	E-470 Public Highway, CO, Auth Rev 0.54%, 09/01/2039, 1 mo. USD SOFR + 0.350%(3)	298,865
	Park Creek, CO, Metropolitan Dist Rev
100,000	5.00%, 12/01/2023	103,846
120,000	5.00%, 12/01/2029	134,516
500,000	Regional Transportation Dist, CO 4.00%, 07/15/2039	483,046
115,000	University of Colorado 2.00%, 06/01/2051(4)	111,154
25,000	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured) 5.00%, 12/15/2030	27,152
		1,702,562
	Connecticut - 4.1%
200,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2048	219,528
	Connecticut State Health & Educational Facs Auth
450,000	5.00%, 07/01/2025	480,355
575,000	5.00%, 07/01/2026	622,691
750,000	5.00%, 07/01/2040	816,277
60,000	5.00%, 07/01/2042	64,149
	Connecticut State Higher Education Supplement Loan Auth
700,000	5.00%, 11/15/2025	750,930
720,000	5.00%, 11/15/2026	783,132
250,000	Hamden, CT, GO, (AGM Insured) 5.00%, 08/15/2025	269,484
50,000	Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	53,451
	State of Connecticut, GO
160,000	3.00%, 01/15/2023	161,434
170,000	5.00%, 06/15/2026	182,165
250,000	State of Connecticut, Special Tax Rev 5.00%, 05/01/2033	281,977
100,000	Waterbury, CT, GO 5.00%, 11/15/2047	109,167
		4,794,740
	District of Columbia - 0.3%
150,000	Dist of Columbia, GO 5.00%, 06/01/2032	157,381
150,000	Dist of Columbia, Rev 5.00%, 07/01/2042	146,820
		304,201
	Florida - 4.0%
300,000	Broward County, FL, Airport System Rev 5.00%, 09/01/2028	339,608
135,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2027	143,940
70,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	73,414
300,000	City of Pompano Beach, FL 2.00%, 01/01/2029	264,401
200,000	Jacksonville, FL, Sales Tax Rev 5.00%, 10/01/2030	202,240
150,000	JEA, FL, Water & Sewer System Rev 5.00%, 10/01/2028	167,820
125,000	Lee County, FL, Airport Rev 5.00%, 10/01/2032	132,352
65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	67,251
	Orange County, FL, Convention Center/Orlando
500,000	5.00%, 10/01/2023	518,659

The accompanying notes are an integral part of these financial statements.
133

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Florida - 4.0% - (continued)
$ 285,000	5.00%, 10/01/2024	$ 301,178
125,000	5.00%, 10/01/2027	138,851
100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	106,356
475,000	Orlando, FL, Utilities Commission 1.25%, 10/01/2046(4)	407,695
430,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	416,663
215,000	Polk County, FL, Industrial Dev Auth 5.00%, 01/01/2029	228,872
200,000	Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	210,888
200,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	189,571
70,000	Volusia County, FL, Educational Facs Auth 4.00%, 10/15/2035	71,384
550,000	Wildwood Utility Dependent Dist, (BAM Insured) 5.00%, 10/01/2031	630,962
		4,612,105
	Georgia - 3.4%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(4)	96,371
	Burke County, GA, Dev Auth Rev
280,000	1.50%, 01/01/2040(4)	269,840
1,000,000	1.55%, 12/01/2049(4)	997,688
165,000	2.25%, 10/01/2032(4)	164,044
125,000	3.00%, 11/01/2045(4)	125,693
15,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	15,081
	Main Street Natural Gas, Inc., GA
170,000	5.00%, 05/15/2032	181,776
315,000	5.50%, 09/15/2028	349,210
	Municipal Electric Auth, GA
135,000	5.00%, 01/01/2024	140,289
100,000	5.00%, 01/01/2028	107,968
235,000	5.00%, 01/01/2033	263,270
1,000,000	5.00%, 01/01/2035	1,121,138
85,000	5.00%, 01/01/2056	90,647
		3,923,015
	Idaho - 0.4%
500,000	Idaho Housing & Finance Association 4.00%, 07/15/2036	517,267
	Illinois - 10.2%
65,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(2)	59,915
100,000	Chicago, IL, Board of Education Rev 5.75%, 04/01/2035	108,828
	Chicago, IL, Board of Education, GO
215,000	4.00%, 12/01/2047	187,626
150,000	5.00%, 12/01/2027	159,836
500,000	5.00%, 12/01/2041	520,672
200,000	5.00%, 12/01/2046	207,056
200,000	5.25%, 12/01/2023	204,688
140,000	5.25%, 12/01/2039	144,913
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
235,000	5.00%, 12/01/2025	252,866
275,000	5.25%, 12/01/2032	325,444
	Chicago, IL, Transit Auth, (AGM-CR Insured)
100,000	5.00%, 12/01/2044	104,648
175,000	5.00%, 12/01/2045	187,604
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Illinois - 10.2% - (continued)
$ 250,000	5.00%, 12/01/2046	$ 267,773
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	261,497
	City of Decatur, IL, GO, (AGM Insured)
110,000	5.00%, 03/01/2034	118,623
150,000	5.00%, 03/01/2035	161,532
865,000	City of Granite, IL, Rev 1.25%, 05/01/2027	765,877
	Cook County, IL, Community High School Dist No. 212 Leyden, (BAM Insured)
105,000	5.00%, 12/01/2027	111,732
170,000	5.00%, 12/01/2030	180,112
185,000	Cook County, IL, GO 5.00%, 11/15/2031	209,971
225,000	Cook County, IL, Sales Tax Rev 5.00%, 11/15/2029	256,118
	Illinois State Finance Auth Rev
150,000	5.00%, 11/15/2030	159,259
115,000	5.00%, 08/15/2033	128,516
245,000	5.00%, 08/15/2035	258,700
150,000	5.00%, 10/01/2041	161,188
230,000	5.00%, 05/15/2050(4)	240,354
	Illinois State Toll Highway Auth, Taxable Rev
300,000	5.00%, 01/01/2030	339,537
100,000	5.00%, 01/01/2031	111,996
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	155,083
	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured)
85,000	5.00%, 12/01/2025	91,402
130,000	5.00%, 12/01/2026	142,071
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO 5.00%, 01/01/2023	102,065
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
515,000	5.00%, 02/01/2025	546,519
545,000	5.00%, 02/01/2025	577,464
	Metropolitan Pier & Exposition Auth, IL
105,000	4.85%, 12/15/2042(5)	65,100
200,000	5.00%, 12/15/2045	208,587
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	84,135
125,000	6.25%, 07/01/2022	125,966
	Sales Tax Securitization Corp., IL Rev
150,000	5.00%, 01/01/2029	164,346
1,000,000	5.00%, 01/01/2037	1,108,438
	State of Illinois, GO
400,000	5.00%, 11/01/2026	428,706
50,000	5.00%, 02/01/2027	53,702
150,000	5.00%, 11/01/2028	161,080
355,000	5.00%, 03/01/2029	385,279
250,000	5.00%, 05/01/2029	257,601
330,000	5.00%, 10/01/2031	357,848
315,000	5.00%, 12/01/2034	329,796
215,000	5.00%, 03/01/2046	224,980
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	92,365
		11,859,414
	Indiana - 0.5%
81,910	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	76,275
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
305,000	3.00%, 07/01/2052	297,936
230,000	3.25%, 07/01/2049	229,560
		603,771

The accompanying notes are an integral part of these financial statements.
134

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Kentucky - 0.2%
$ 225,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2035	$ 252,103
	Louisiana - 0.8%
325,000	East Baton Rouge, LA, Sewerage Commission 1.30%, 02/01/2041(4)	283,055
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	102,334
100,000	6.00%, 11/15/2030	103,135
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	105,874
100,000	5.00%, 05/15/2047	106,591
185,000	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured) 5.00%, 01/01/2026	200,762
		901,751
	Maine - 0.4%
465,000	Maine Health & Higher Educational Facs Auth, (AGM Insured) 4.00%, 07/01/2046	465,996
	Maryland - 1.2%
485,000	Maryland Community Dev Administration 3.00%, 09/01/2051	476,059
810,000	Maryland Stadium Auth Rev, (ST INTERCEPT Insured) 5.00%, 05/01/2050	915,259
		1,391,318
	Massachusetts - 5.3%
	Massachusetts Dev Finance Agency, Rev
235,000	1.04%, 07/01/2049(1)(3)	234,610
1,500,000	4.00%, 07/15/2036	1,549,599
105,000	5.00%, 07/01/2034	112,303
1,000,000	5.00%, 07/01/2035	1,067,989
150,000	5.00%, 07/01/2048	161,009
	Massachusetts Educational Financing Auth
880,000	5.00%, 07/01/2024	916,713
500,000	5.00%, 01/01/2025	523,483
	Massachusetts Housing Finance Agency
145,000	3.00%, 12/01/2050	142,757
330,000	3.15%, 06/01/2023	331,765
300,000	3.30%, 06/01/2024	301,301
	Massachusetts State Dev Finance Agency
115,000	5.00%, 07/15/2022(1)	115,664
150,000	5.00%, 07/01/2037	159,725
150,000	5.00%, 07/01/2044	160,835
100,000	5.00%, 10/01/2047(1)	105,806
200,000	Massachusetts State, Port Auth Rev 4.00%, 07/01/2046	192,154
		6,075,713
	Michigan - 1.9%
505,000	Ecorse, MI, Public School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2027	562,781
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	161,343
250,000	Lansing, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2037	282,163
	Michigan Finance Auth Rev
165,000	5.00%, 11/01/2034	185,826
100,000	5.00%, 07/01/2035	106,371
100,000	5.00%, 05/15/2038	105,993
90,000	Michigan State Hospital Finance Auth 5.00%, 11/15/2047	98,192
300,000	New Haven, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	341,778
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Michigan - 1.9% - (continued)
$ 255,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	$ 291,533
50,000	State of Michigan Rev 5.00%, 03/15/2027	55,045
		2,191,025
	Minnesota - 3.3%
	Duluth, MN, Independent School Dist No. 709, (SD CRED PROG Insured)
20,000	4.00%, 02/01/2027	20,948
250,000	5.00%, 02/01/2024	260,814
77,879	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	69,613
100,000	Minneapolis-St. Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	105,869
1,000,000	Minnesota Higher Education Facs Auth 4.00%, 10/01/2046	990,530
	Minnesota Housing Finance Agency Rev
955,000	3.00%, 01/01/2051	942,013
1,040,000	3.00%, 07/01/2052	1,022,121
180,000	3.00%, 07/01/2052	176,488
200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured) 4.00%, 02/01/2029	202,546
		3,790,942
	Mississippi - 0.8%
80,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	78,886
	State of Mississippi Gaming Tax Rev
200,000	5.00%, 10/15/2022	202,889
175,000	5.00%, 10/15/2026	190,878
400,000	5.00%, 10/15/2037	444,342
		916,995
	Missouri - 1.9%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist 4.00%, 10/01/2036	259,582
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.25%, 05/15/2032	101,855
100,000	5.25%, 05/15/2050	98,411
330,000	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 11/01/2052	327,463
	St. Louis County, MO, Industrial Dev Auth
750,000	4.00%, 12/15/2046	642,544
200,000	5.00%, 09/01/2023	204,792
550,000	State of Missouri, Health & Educational Facs Auth 4.00%, 07/01/2035	554,637
		2,189,284
	Montana - 0.2%
95,000	Montana Board of Housing Rev, (FHA HUD VA Insured) 4.25%, 12/01/2045	97,298
150,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2033	162,889
		260,187
	Nebraska - 1.3%
300,000	Central Plains, NE, Energy Project 5.00%, 09/01/2025	318,045
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
450,000	3.00%, 09/01/2045	443,212

The accompanying notes are an integral part of these financial statements.
135

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Nebraska - 1.3% - (continued)
$ 435,000	3.00%, 03/01/2052	$ 425,337
300,000	Washington County, NE, Rev 0.90%, 09/01/2030(4)	281,894
		1,468,488
	Nevada - 0.8%
100,000	City of North Las Vegas, NV 3.50%, 06/01/2023	100,204
150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	163,137
30,000	City of Sparks, NV 2.50%, 06/15/2024(1)	29,465
	Clark County, NV, School Dist, GO, (AGM Insured)
250,000	4.00%, 06/15/2036	260,473
225,000	5.00%, 06/15/2028	245,817
100,000	5.00%, 06/15/2029	110,610
		909,706
	New Hampshire - 0.9%
1,000,000	New Hampshire Business Finance Auth 4.00%, 01/01/2051	907,899
70,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	80,784
		988,683
	New Jersey - 1.4%
175,000	New Jersey Economic Dev Auth, 5.00%, 06/15/2023	180,362
40,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	40,511
	New Jersey Transportation Trust Fund Auth
65,000	5.00%, 12/15/2023	67,400
70,000	5.00%, 12/15/2024	73,763
570,000	5.00%, 06/15/2031	624,979
350,000	New Jersey Turnpike Auth Rev, (AGM Insured) 5.25%, 01/01/2026	383,360
230,000	State of New Jersey, GO 5.00%, 06/01/2025	244,590
		1,614,965
	New Mexico - 1.2%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	211,367
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
805,000	3.00%, 01/01/2052	792,040
385,000	3.00%, 03/01/2053	377,448
		1,380,855
	New York - 7.8%
405,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	381,757
	City of New York, NY, GO
130,000	4.00%, 03/01/2038	130,903
125,000	5.00%, 03/01/2039	137,734
140,000	City of New York, NY, Rev 4.00%, 11/01/2035	143,403
85,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	80,726
500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(4)	467,963
	Metropolitan Transportation Auth, NY, Rev
650,000	5.00%, 11/15/2023	660,040
200,000	5.00%, 11/15/2033	214,376
500,000	5.00%, 11/15/2034(4)	523,570
300,000	5.00%, 11/15/2036	321,569
500,000	5.00%, 11/15/2045	523,577
400,000	5.00%, 11/15/2052	413,880
100,000	5.25%, 11/15/2027	109,952
100,000	5.25%, 11/15/2036	108,749
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	New York - 7.8% - (continued)
	New York City Transitional Finance Auth, Future Tax Secured Rev
$ 125,000	4.00%, 05/01/2035	$ 128,110
265,000	5.00%, 11/01/2032	301,289
215,000	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev 4.00%, 05/01/2040	216,338
	New York State Dormitory Auth Rev
1,000,000	3.00%, 03/15/2041	867,187
450,000	4.00%, 02/15/2037	455,061
150,000	5.00%, 03/15/2031	161,254
500,000	New York State Urban Dev Corp. Rev 5.00%, 03/15/2032	567,133
	State of New York Mortgage Agency
300,000	3.25%, 10/01/2024	300,988
300,000	3.25%, 04/01/2025	300,105
715,000	3.25%, 10/01/2050	712,551
175,000	3.50%, 10/01/2032	174,973
	Syracuse, NY, Industrial Dev Agency
110,000	5.00%, 01/01/2031	92,496
50,000	5.00%, 01/01/2033	40,424
525,000	Westchester City, NY, Local Dev 2.88%, 07/01/2026(1)	502,655
		9,038,763
	North Carolina - 2.5%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
100,000	2.88%, 10/01/2026	96,471
175,000	4.00%, 09/01/2033	177,857
185,000	4.00%, 09/01/2034	187,584
250,000	5.00%, 01/01/2031	253,158
	North Carolina Medical Care Commission Rev
30,000	5.00%, 01/01/2039	29,631
120,000	5.00%, 01/01/2044	124,814
2,000,000	University of North Carolina at Chapel Hill 0.43%, 12/01/2041, 1 mo. USD LIBOR + 0.125%(3)	1,993,161
		2,862,676
	North Dakota - 0.8%
	North Dakota Housing Finance Agency
560,000	3.00%, 01/01/2052	551,373
410,000	3.00%, 07/01/2052	401,300
		952,673
	Ohio - 2.2%
60,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2035	66,214
200,000	American Municipal Power, Inc., OH Rev 4.00%, 02/15/2036	204,202
150,000	Cleveland, OH, Department of Public Utilities, (AGM Insured) 5.00%, 11/15/2030	167,294
355,000	Ohio Higher Educational Facility Commission 5.00%, 07/01/2035(6)	375,710
1,025,000	Ohio Turnpike & Infrastructure Commission 5.00%, 02/15/2039(6)	1,149,775
500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(1)	475,706
140,000	State of Ohio, GO 5.00%, 06/15/2036	157,299
		2,596,200
	Oklahoma - 0.4%
	Oklahoma Dev Finance Auth
340,000	1.63%, 07/06/2023	334,279

The accompanying notes are an integral part of these financial statements.
136

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Oklahoma - 0.4% - (continued)
$ 35,000	5.25%, 08/15/2048	$ 36,096
35,000	5.50%, 08/15/2057	36,758
		407,133
	Oregon - 0.9%
55,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	60,956
480,000	Columbia County, OR, School Dist No. 502, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(2)	136,385
1,000,000	Lane County, OR, School Dist No. 52 Bethel, GO, (School Board Guaranty Insured) 0.01%, 06/15/2041(2)	443,882
40,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.01%, 06/15/2037(2)	22,031
35,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(2)	19,460
55,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	57,241
150,000	Salem-Keizer, OR, School Dist No. 24J, GO, (School Board Guaranty Insured) 5.00%, 06/15/2022	150,668
80,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	81,979
210,000	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Board Guaranty Insured) 0.01%, 06/15/2038(2)	114,925
		1,087,527
	Pennsylvania - 3.0%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	333,015
260,000	City of Philadelphia, PA, Hospital & Higher Education Facs Auth, (AGM Insured) 5.00%, 07/01/2036	288,043
160,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	170,244
155,000	City of Pittsburgh, PA, GO 4.00%, 09/01/2040	159,529
195,000	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2029	218,852
90,000	Harrisburg, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	98,693
	Lancaster County, PA, Hospital Auth
400,000	5.00%, 07/01/2032	406,701
100,000	5.13%, 07/01/2037	101,921
215,000	Lancaster Industrial, PA, Dev Auth 4.00%, 07/01/2051	185,124
100,000	Montgomery County, PA, Industrial Dev Auth Rev 5.00%, 12/01/2025	105,138
135,000	Pennsylvania Housing Finance Agency 4.75%, 04/01/2033	139,043
	Pennsylvania Turnpike Commission Rev
90,000	5.00%, 12/01/2031	97,775
145,000	5.00%, 12/01/2037	147,806
	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured)
250,000	4.00%, 09/01/2036	257,056
560,000	5.00%, 09/01/2025	598,260
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Pennsylvania - 3.0% - (continued)
$ 50,000	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured) 5.00%, 09/01/2033	$ 56,207
75,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	81,982
		3,445,389
	Puerto Rico - 0.5%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
400,000	4.33%, 07/01/2040	395,453
175,000	5.00%, 07/01/2058	179,368
		574,821
	Rhode Island - 1.7%
140,000	City of Cranston RI, GO, 1.00%, 08/23/2022	139,807
340,000	Rhode Island Commerce Corp. Rev 5.00%, 05/15/2030	382,341
80,000	Rhode Island Health & Educational Building Corp., (AGM Municipal Government Insured) 5.00%, 05/15/2028	88,807
690,000	Rhode Island Housing & Mortgage Finance Corp., (GNMA/FNMA/FHLMC Insured) 4.00%, 10/01/2048	702,998
	Rhode Island Student Loan Auth
70,000	3.00%, 12/01/2024	68,790
110,000	5.00%, 12/01/2027	120,667
460,000	5.00%, 12/01/2028	507,962
		2,011,372
	South Carolina - 0.8%
365,000	Piedmont Municipal Power Agency 5.00%, 01/01/2024	379,602
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2028	167,857
	South Carolina State Public Service Auth
200,000	4.00%, 12/01/2035	203,697
200,000	4.00%, 12/01/2038	201,722
		952,878
	South Dakota - 0.8%
235,000	South Dakota Housing Dev Auth 4.00%, 11/01/2049	239,819
745,000	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 11/01/2051	734,306
		974,125
	Tennessee - 1.4%
300,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2039	324,963
885,000	Metropolitan Gov't Nashville & Davidson County Health & Educational Facs Bd 5.00%, 07/01/2031	993,912
200,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	212,947
100,000	Tennessee Housing Dev Agency 3.50%, 01/01/2047	100,563
		1,632,385
	Texas - 6.3%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
150,000	4.00%, 08/15/2030	154,842
250,000	5.00%, 02/15/2027	275,224
625,000	5.00%, 08/15/2037	712,255

The accompanying notes are an integral part of these financial statements.
137

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Texas - 6.3% - (continued)
$ 100,000	Austin, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/01/2033	$ 105,705
	Central Texas Regional Mobility Auth
315,000	4.00%, 01/01/2036	319,897
600,000	4.00%, 01/01/2040	601,582
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	257,139
165,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(4)	157,924
315,000	City of San Antonio, TX, GO 5.00%, 08/01/2024	333,105
320,000	Clear Creek, TX, Independent School Dist, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(4)	296,066
1,250,000	Dallas-Fort Worth, TX, International Airport Rev 4.00%, 11/01/2045	1,243,803
150,000	El Paso, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	165,029
400,000	Harris County - Houston, TX, Sports Auth 5.00%, 11/15/2033	417,310
110,000	Harris County, TX, Toll Road Auth Rev 5.00%, 08/15/2031	122,746
240,000	Hidalgo County, TX, Regional Mobility Auth 5.00%, 12/01/2031	259,727
290,000	Keller, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2037	304,562
75,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2023	77,586
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	158,945
	New Hope, TX, Cultural Education Facs Finance Corp.
180,000	4.00%, 11/01/2055	161,639
100,000	5.00%, 11/01/2031	94,082
130,000	North Texas Tollway Auth Rev 5.00%, 01/01/2031	144,351
250,000	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/15/2034	263,878
180,000	State of Texas, GO 4.00%, 08/01/2031	186,539
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	266,877
60,000	Texas Transportation Commission 0.00%, 08/01/2038(2)	29,210
200,000	Wylie, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/15/2036	212,216
		7,322,239
	Utah - 0.3%
175,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	185,706
110,000	State of Utah, GO 3.00%, 07/01/2034	107,033
		292,739
	Vermont - 0.8%
875,000	Vermont Student Assistance Corp. 5.00%, 06/15/2030	957,826
	Virginia - 2.0%
65,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	73,672
450,000	Hampton Roads Transportation, VA, Accountability Commission 5.00%, 07/01/2026	493,434
375,000	Henrico County Economic Dev Auth 5.00%, 10/01/2047	399,100
	Virginia Small Business Financing Auth Rev
635,000	4.00%, 07/01/2031(6)	637,835
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Virginia - 2.0% - (continued)
$ 500,000	4.00%, 01/01/2039	$ 500,666
170,000	5.00%, 12/31/2047	181,270
		2,285,977
	Washington - 1.5%
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	152,634
	Washington State Health Care Facs Auth Rev
135,000	5.00%, 01/01/2026	144,742
500,000	5.00%, 09/01/2040	547,954
145,000	5.38%, 01/01/2040	148,331
150,000	Washington State Housing Finance Commission 5.00%, 01/01/2039(1)	147,000
635,000	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2049	625,291
		1,765,952
	Wisconsin - 2.4%
	Public Finance Auth, WI, (AGM Insured)
500,000	4.00%, 07/01/2059	492,348
300,000	5.00%, 07/01/2035	324,291
100,000	5.00%, 07/01/2037	107,551
200,000	5.00%, 10/01/2043(1)	201,518
95,000	5.00%, 10/01/2044	103,843
150,000	5.00%, 07/01/2048	157,712
100,000	Wisconsin Center Dist, WI, (AGM Insured) 0.00%, 12/15/2029(2)	75,441
	Wisconsin Health & Educational Facs Auth Rev
435,000	0.62%, 08/15/2054(3)	435,000
335,000	4.00%, 01/01/2037	302,406
255,000	4.00%, 08/15/2046	245,389
155,000	5.00%, 11/01/2024	158,756
45,000	5.00%, 11/01/2025	46,365
160,000	Wisconsin Housing & Economic Dev Auth 0.50%, 11/01/2050(4)	146,429
		2,797,049
	Total Municipal Bonds (cost $111,964,382)	$ 104,230,062
U.S. GOVERNMENT AGENCIES - 0.5%
	Mortgage-Backed Agencies - 0.5%
	FHLMC - 0.5%
579,498	FHLMC 3.15%, 10/15/2036	$ 542,739
	Total U.S. Government Agencies (cost $591,002)	$ 542,739
	Total Long-Term Investments (Cost $112,555,384)	$ 104,772,801

The accompanying notes are an integral part of these financial statements.
138

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 9.2%
	Repurchase Agreements - 9.2%
$ 10,637,184	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $10,637,397; collateralized by U.S. Treasury Bond at 4.500%, maturing 05/15/2038, with a market value of $10,849,934		$ 10,637,184
	Total Short-Term Investments (cost $10,637,184)		$ 10,637,184
	Total Investments (cost $123,192,568)	99.7%	$ 115,409,985
	Other Assets and Liabilities	0.3%	361,398
	Total Net Assets	100.0%	$ 115,771,383
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $1,967,496, representing 1.7% of net assets.
(2)	Security is a zero-coupon bond.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,359,404 at April 30, 2022.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 104,230,062	$ —	$ 104,230,062	$ —
U.S. Government Agencies	542,739	—	542,739	—
Short-Term Investments	10,637,184	—	10,637,184	—
Total	$ 115,409,985	$ —	$ 115,409,985	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
139

The Hartford Total Return Bond Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8%
	Asset-Backed - Automobile - 0.7%
$ 2,320,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$ 2,299,261
2,295,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	2,197,427
2,000,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	1,994,632
4,600,000	Exeter Automobile Receivables Trust 2.58%, 09/15/2025(1)	4,560,409
1,330,000	Ford Credit Auto Owner Trust 3.61%, 01/15/2030(1)	1,336,952
2,505,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	2,452,558
865,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	843,596
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	379,307
	Westlake Automobile Receivables Trust
2,430,000	1.65%, 02/17/2026(1)	2,354,727
3,400,000	2.72%, 11/15/2024(1)	3,396,152
		21,815,021
	Asset-Backed - Credit Card - 0.1%
3,160,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	3,059,593
	Asset-Backed - Finance & Insurance - 5.1%
5,273,633	Atrium XII 1.97%, 04/22/2027, 3 mo. USD LIBOR + 0.830%(1)(2)	5,247,038
8,230,000	Bain Capital Credit CLO Ltd. 2.36%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	8,150,021
	Bayview Koitere Fund Trust
2,202,767	3.50%, 07/28/2057(1)(3)	2,174,007
816,595	4.00%, 11/28/2053(1)(3)	805,445
2,209,119	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(1)(3)	2,149,880
	BlueMountain CLO Ltd.
5,235,000	2.16%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	5,142,785
10,110,000	2.19%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	9,972,635
4,355,000	Buckhorn Park CLO Ltd. 2.16%, 07/18/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	4,311,167
	Carlyle U.S. CLO Ltd.
7,230,000	2.08%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	7,168,639
2,735,000	2.10%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	2,694,981
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,163,544
6,230,000	Dryden CLO Ltd. 2.06%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	6,193,523
	First Franklin Mortgage Loan Trust
951,089	0.98%, 09/25/2036, 1 mo. USD LIBOR + 0.310%(2)	905,384
2,250,478	1.15%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(2)	2,117,420
3,007,767	JFIN CLO Ltd. 2.18%, 04/24/2029, 3 mo. USD LIBOR + 1.000%(1)(2)	2,988,280
	Madison Park Funding Ltd.
8,925,000	2.16%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	8,815,919
5,030,000	2.30%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	5,008,733
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Asset-Backed - Finance & Insurance - 5.1% - (continued)
$ 4,415,000	MF1 Multifamily Housing Mortgage 2.02%, 02/19/2037, 3 mo USD SOFR + 1.750%(1)(2)	$ 4,344,060
	OZLM Ltd.
927,080	2.05%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	922,967
486,061	2.34%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	485,942
8,169,620	Pretium Mortgage Credit Partners LLC 2.98%, 01/25/2052(1)(4)	7,848,979
7,365,000	Regatta Funding Ltd. 2.22%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	7,291,335
8,425,000	RR LLC 2.19%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	8,343,092
7,545,000	RR Ltd. 2.15%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	7,457,938
8,270,000	Sound Point CLO Ltd. 2.25%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	8,191,815
	Symphony CLO Ltd.
564,929	1.99%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	561,582
9,400,000	2.02%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	9,230,358
8,315,000	Thompson Park CLO Ltd. 2.04%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	8,256,795
	Venture CLO Ltd.
8,270,000	2.17%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	8,161,382
3,160,000	2.28%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	3,135,450
6,677,057	Voya CLO Ltd. 1.94%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	6,641,135
6,545,000	Wellfleet CLO Ltd. 2.23%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	6,492,568
		165,374,799
	Asset-Backed - Home Equity - 0.3%
	GSAA Home Equity Trust
18,475	0.81%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	6,458
2,397,302	0.83%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	871,280
791,084	0.85%, 12/25/2036, 1 mo. USD LIBOR + 0.180%(2)	265,657
1,135,692	1.03%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	381,094
1,149,853	5.98%, 06/25/2036(3)	379,395
2,430,824	Legacy Mortgage Asset Trust 3.00%, 06/25/2059(1)(4)	2,425,085
27,827	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.97%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(2)	25,176
	Morgan Stanley Mortgage Loan Trust
1,113,569	1.01%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(2)	401,089
451,539	3.29%, 05/25/2036(3)	265,442
486,737	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	181,796
	Soundview Home Loan Trust
2,017,221	0.85%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	1,932,593

The accompanying notes are an integral part of these financial statements.
140

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Asset-Backed - Home Equity - 0.3% - (continued)
$ 830,000	0.91%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	$ 773,387
995,185	1.17%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	956,520
		8,864,972
	Commercial Mortgage-Backed Securities - 4.1%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,193,861
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,353,599
	BANK XA
20,647,832	0.71%, 11/15/2062(3)(5)	764,785
18,109,705	0.81%, 12/15/2052(3)(5)	778,274
29,666,696	0.86%, 11/15/2050(3)(5)	964,654
21,322,225	0.96%, 09/15/2062(3)(5)	1,036,139
37,802,277	1.00%, 01/15/2063(3)(5)	2,040,673
21,236,907	1.04%, 05/15/2062(3)(5)	1,074,290
	BBCMS Mortgage Trust
6,535,000	1.10%, 04/15/2053(3)(5)	446,871
7,661,000	1.40%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	7,545,690
21,852,842	1.60%, 02/15/2050(3)(5)	1,167,862
2,660,000	5.13%, 12/15/2051(3)	2,588,356
	Benchmark Mortgage Trust
11,592,015	0.66%, 07/15/2051(3)(5)	243,464
55,199,202	0.75%, 04/10/2051(3)(5)	1,341,109
32,980,945	0.80%, 01/15/2052(3)(5)	1,056,047
8,325,273	1.20%, 08/15/2052(3)(5)	424,465
23,048,122	1.39%, 03/15/2062(3)(5)	1,413,615
14,228,875	1.63%, 01/15/2054(3)(5)	1,438,709
6,972,037	1.92%, 07/15/2053(3)(5)	650,398
3,000,000	3.04%, 08/15/2052	2,905,682
7,600,000	4.02%, 03/15/2052	7,627,704
4,212,733	BX Commercial Mortgage Trust 1.47%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	4,189,070
2,535,000	CAMB Commercial Mortgage Trust 3.10%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,481,222
2,503,113	Cantor Commercial Real Estate 1.30%, 05/15/2052(3)(5)	142,057
3,596,618	CD Mortgage Trust 2.46%, 08/10/2049	3,391,200
	Citigroup Commercial Mortgage Trust
9,577,366	1.06%, 07/10/2047(3)(5)	165,027
12,248,493	1.16%, 04/10/2048(3)(5)	301,802
415,000	4.76%, 03/10/2047(1)(3)	395,213
1,406,932	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,406,221
	Commercial Mortgage Trust
2,831,421	0.87%, 08/10/2046(3)(5)	20,422
687,000	2.77%, 12/10/2045	687,141
1,291,000	2.82%, 01/10/2039(1)	1,214,851
851,699	2.85%, 10/15/2045	851,484
560,062	2.94%, 01/10/2046	559,795
735,000	3.10%, 03/10/2046	734,213
3,895,000	3.18%, 02/10/2048	3,837,136
626,089	3.21%, 03/10/2046	625,365
54,441	3.33%, 06/10/2046	54,361
3,050,000	3.42%, 03/10/2031(1)	3,068,036
905,000	3.61%, 06/10/2046(3)	909,194
420,000	4.07%, 02/10/2047(3)	422,510
1,320,000	4.08%, 01/10/2039(1)(3)	1,247,805
660,000	4.21%, 08/10/2046(3)	664,751
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Commercial Mortgage-Backed Securities - 4.1% - (continued)
$ 379,062	4.21%, 08/10/2046	$ 381,665
587,245	4.41%, 07/10/2045(3)	590,824
1,825,000	4.75%, 10/15/2045(1)(3)	941,882
3,120,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	2,863,984
19,491	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	19,077
	CSAIL Commercial Mortgage Trust
24,497,695	0.88%, 06/15/2057(3)(5)	428,009
1,293,583	0.96%, 04/15/2050(3)(5)	22,387
3,739,782	1.07%, 11/15/2048(3)(5)	96,290
6,533,416	2.03%, 01/15/2049(3)(5)	384,855
	DBJPM Mortgage Trust
5,696,889	1.83%, 09/15/2053(3)(5)	473,263
3,600,000	2.89%, 08/10/2049	3,455,508
1,865,000	FirstKey Homes Trust 4.15%, 05/17/2039(1)	1,845,747
	FREMF Mortgage Trust
440,000	3.85%, 10/25/2049(1)(3)	421,694
350,000	3.92%, 02/25/2050(1)(3)	346,974
230,000	3.97%, 10/25/2049(1)(3)	222,849
1,610,000	4.11%, 04/25/2051(1)(3)	1,569,641
	GS Mortgage Securities Corp.
2,010,000	2.95%, 11/05/2034(1)	2,002,013
2,845,000	4.11%, 07/10/2051(3)	2,847,302
	GS Mortgage Securities Trust
507,667	0.09%, 08/10/2044(1)(3)(5)	5
21,176,065	0.09%, 07/10/2046(3)(5)	12,676
3,980,000	3.04%, 07/10/2052	3,865,257
825,000	4.07%, 01/10/2047	830,178
1,310,000	5.16%, 04/10/2047(1)(3)	769,015
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(3)	1,162,051
1,770,000	2.81%, 01/16/2037(1)	1,695,101
617,923	2.84%, 12/15/2047	618,043
730,000	4.51%, 12/15/2047(1)(3)	606,300
93,324	5.92%, 08/15/2046(1)(3)	92,661
	JPMBB Commercial Mortgage Securities Trust
2,509,736	0.73%, 05/15/2048(3)(5)	35,984
8,887,365	0.75%, 09/15/2047(3)(5)	102,572
232,487	3.36%, 07/15/2045	232,097
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,654,591
1,307,350	Life Mortgage Trust 1.95%, 03/15/2038, 1 mo. USD LIBOR + 1.400%(1)(2)	1,257,508
	Morgan Stanley Bank of America Merrill Lynch Trust
5,836,101	1.10%, 12/15/2047(3)(5)	111,348
3,646,682	1.12%, 10/15/2048(3)(5)	85,615
700,000	2.92%, 02/15/2046	698,285
1,465,000	3.13%, 12/15/2048	1,464,501
730,173	4.26%, 10/15/2046(3)	735,365
	Morgan Stanley Capital Trust
2,400,073	1.50%, 06/15/2050(3)(5)	109,482
885,000	5.25%, 07/15/2049(1)(3)	474,238
37,927	5.75%, 10/12/2052(1)(3)	13,274
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,178,482
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,545,677
4,794,996	UBS Commercial Mortgage Trust 1.19%, 08/15/2050(3)(5)	198,637

The accompanying notes are an integral part of these financial statements.
141

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Commercial Mortgage-Backed Securities - 4.1% - (continued)
	UBS-Barclays Commercial Mortgage Trust
$ 920,000	2.85%, 12/10/2045	$ 920,864
1,354,887	3.09%, 08/10/2049	1,355,222
	Wells Fargo Commercial Mortgage Trust
9,124,679	1.22%, 05/15/2048(3)(5)	225,910
10,000	3.17%, 02/15/2048	9,834
255,000	4.29%, 05/15/2048(3)	238,641
19,715	Wells Fargo Mortgage Backed Securities Trust 3.97%, 11/25/2048(1)(3)	19,584
	Wells Fargo N.A.
10,520,823	0.76%, 11/15/2062(3)(5)	435,633
1,828,865	1.18%, 04/15/2052(3)(5)	105,361
37,708,364	1.90%, 03/15/2063(3)(5)	4,245,739
3,540,000	2.04%, 02/15/2054	3,046,727
	WF-RBS Commercial Mortgage Trust
1,374,616	1.42%, 03/15/2047(3)(5)	22,981
722,721	2.87%, 11/15/2045	722,446
164,770	3.00%, 08/15/2045	164,617
243,845	3.02%, 11/15/2047(1)	14,634
720,042	3.07%, 03/15/2045	720,235
350,000	3.35%, 05/15/2045	348,685
225,000	4.05%, 03/15/2047	225,861
1,070,000	4.15%, 08/15/2046(3)	1,077,012
345,000	5.00%, 06/15/2044(1)(3)	223,684
		133,011,700
	Other Asset-Backed Securities - 1.6%
655,140	Aaset Trust 3.35%, 01/16/2040(1)	575,329
	Affirm Asset Securitization Trust
1,427,210	1.90%, 01/15/2025(1)	1,413,679
536,651	3.46%, 10/15/2024(1)	537,106
1,280,000	Arbor Realty Commercial Real Estate Notes Ltd. 1.65%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	1,258,640
2,820,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,714,516
1,382,117	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	1,354,838
	Bayview Opportunity Master Fund Trust
895,793	3.50%, 01/28/2055(1)(3)	888,945
1,059,183	3.50%, 06/28/2057(1)(3)	1,047,897
1,734,964	4.00%, 10/28/2064(1)(3)	1,705,573
	CF Hippolyta LLC
723,379	1.98%, 03/15/2061(1)	656,636
1,304,239	1.99%, 07/15/2060(1)	1,167,104
1,915,000	Columbia Cent CLO 27 Ltd. 1.44%, 01/25/2035, 3 mo. USD LIBOR + 1.190%(1)(2)	1,887,413
	Domino's Pizza Master Issuer LLC
3,232,350	2.66%, 04/25/2051(1)	2,906,607
1,476,025	3.67%, 10/25/2049(1)	1,384,624
3,179,675	4.12%, 07/25/2048(1)	3,179,468
1,500,000	Marlette Funding Trust 1.06%, 09/15/2031(1)	1,448,592
746,405	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	734,666
785,265	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	757,826
	Progress Residential Trust
1,775,000	3.20%, 04/17/2039(1)	1,690,062
4,940,000	4.44%, 05/17/2041(1)	4,914,495
504,730	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	451,033
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Other Asset-Backed Securities - 1.6% - (continued)
$ 4,412,743	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	$ 4,331,089
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,734,415
	Towd Point Mortgage Trust
1,056,996	1.27%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	1,052,643
325,327	2.75%, 04/25/2057(1)(3)	324,525
1,421,493	Upstart Securitization Trust 0.83%, 07/20/2031(1)	1,392,190
	Wendy's Funding LLC
7,339,537	2.37%, 06/15/2051(1)	6,475,336
1,306,988	3.88%, 03/15/2048(1)	1,280,277
975,100	Wingstop Funding LLC 2.84%, 12/05/2050(1)	891,483
		50,157,007
	Whole Loan Collateral CMO - 10.9%
6,025,545	510 Asset Backed Trust 2.12%, 06/25/2061(1)(4)	5,674,862
67,652	Adjustable Rate Mortgage Trust 1.21%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	67,914
	Alternative Loan Trust
1,090,279	1.21%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	1,022,149
308,524	1.31%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	261,120
747,221	1.57%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	663,290
197,790	5.75%, 05/25/2036	106,244
172,935	6.00%, 05/25/2036	118,254
130,618	6.00%, 12/25/2036	70,481
	Angel Oak Mortgage Trust
2,645,675	0.91%, 01/25/2066(1)(3)	2,564,037
5,316,428	0.95%, 07/25/2066(1)(3)	5,034,843
2,330,604	0.99%, 04/25/2053(1)(3)	2,285,576
2,222,964	0.99%, 04/25/2066(1)(3)	2,143,097
4,314,059	1.07%, 05/25/2066(1)(3)	4,027,825
7,215,974	1.46%, 09/25/2066(1)(3)	6,537,165
793,743	1.47%, 06/25/2065(1)(3)	776,990
3,677,335	1.82%, 11/25/2066(1)(3)	3,404,583
1,542,064	2.53%, 01/26/2065(1)(3)	1,513,033
99,652	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	99,537
	Banc of America Funding Trust
306,245	1.19%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(2)	295,642
1,079,997	5.77%, 05/25/2037(3)	1,053,995
42,686	6.35%, 01/25/2037(4)	40,225
	Bear Stearns Adjustable Rate Mortgage Trust
149,162	2.21%, 02/25/2036(3)	131,625
184,793	2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	186,680
934,579	Bear Stearns Alt-A Trust 1.17%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,362,430
278,005	Bear Stearns Mortgage Funding Trust 0.85%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	260,098
2,467,872	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	2,296,633
	BRAVO Residential Funding Trust
1,643,900	0.94%, 02/25/2049(1)(3)	1,548,861

The accompanying notes are an integral part of these financial statements.
142

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Whole Loan Collateral CMO - 10.9% - (continued)
$ 1,791,359	0.97%, 03/25/2060(1)(3)	$ 1,741,437
1,533,375	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(3)	1,490,681
2,035,027	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,882,400
258,185	Chase Mortgage Finance Trust 2.98%, 12/25/2035(3)	253,843
	CHL Mortgage Pass-Through Trust
345,169	1.35%, 03/25/2035, 1 mo. USD LIBOR + 0.680%(2)	316,021
96,128	2.63%, 06/20/2035(3)	95,037
392,086	2.75%, 11/20/2035(3)	364,074
482,947	2.89%, 09/25/2047(3)	453,149
301,060	3.17%, 04/20/2036(3)	258,380
759,066	CIM Trust 3.00%, 04/25/2057(1)(3)	760,434
	COLT Mortgage Loan Trust
1,223,529	0.80%, 07/27/2054(1)	1,215,298
3,507,167	0.91%, 06/25/2066(1)(3)	3,132,389
8,203,007	2.28%, 12/27/2066(1)(3)	7,865,332
1,265,000	4.30%, 03/25/2067(1)(3)	1,257,306
	Connecticut Avenue Securities Trust
234,841	2.82%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	234,842
1,058,156	2.82%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,042,208
319,179	2.97%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	319,302
498,093	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	419,828
	CSMC Trust
1,148,829	0.81%, 05/25/2065(1)(3)	1,114,261
2,377,294	0.83%, 03/25/2056(1)(3)	2,281,701
3,113,547	0.94%, 05/25/2066(1)(3)	2,902,291
4,696,365	1.18%, 02/25/2066(1)(3)	4,498,864
2,052,806	1.80%, 12/27/2060(1)(3)	1,956,725
3,653,569	1.84%, 10/25/2066(1)(3)	3,423,073
8,309,644	2.27%, 11/25/2066(1)(3)	7,818,599
1,370,294	3.25%, 04/25/2047(1)(3)	1,307,527
	Deephaven Residential Mortgage Trust
1,594,884	0.90%, 04/25/2066(1)(3)	1,479,732
192,429	1.69%, 05/25/2065(1)	192,096
81,284	DSLA Mortgage Loan Trust 1.27%, 01/19/2045, 1 mo. USD LIBOR + 0.720%(2)	68,069
	Ellington Financial Mortgage Trust
590,346	0.80%, 02/25/2066(1)(3)	547,157
1,382,414	0.93%, 06/25/2066(1)(3)	1,259,354
3,975,558	2.21%, 01/25/2067(1)(3)	3,753,185
	Fannie Mae Connecticut Avenue Securities
145,799	2.67%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	145,887
680,544	3.22%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	689,378
888,045	5.02%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	928,125
354,681	5.12%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(2)	367,677
	GCAT Trust
3,220,161	0.87%, 01/25/2066(1)(3)	3,093,792
2,966,514	1.04%, 05/25/2066(1)(3)	2,866,512
5,151,567	1.09%, 08/25/2066(1)(3)	4,555,215
3,047,157	1.92%, 08/25/2066(1)(3)	2,921,035
	GMACM Mortgage Loan Trust
225,869	2.64%, 09/19/2035(3)	211,355
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Whole Loan Collateral CMO - 10.9% - (continued)
$ 47,814	2.89%, 04/19/2036(3)	$ 39,788
	GSR Mortgage Loan Trust
1,650,881	0.97%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	373,012
86,777	2.65%, 10/25/2035(3)	56,986
616,219	2.85%, 01/25/2036(3)	621,719
	HarborView Mortgage Loan Trust
481,817	0.74%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	451,000
899,727	0.79%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	912,258
689,529	Home Re Ltd. 2.27%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	688,343
8,238,171	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(4)	8,033,355
	IndyMac Index Mortgage Loan Trust
151,833	2.81%, 01/25/2036(3)	146,123
307,140	2.90%, 03/25/2036(3)	258,062
931,648	3.00%, 04/25/2037(3)	613,106
	JP Morgan Mortgage Trust
120,211	2.60%, 09/25/2035(3)	118,787
53,378	2.92%, 04/25/2037(3)	47,827
154,822	3.09%, 05/25/2036(3)	135,970
1,124,916	LCM L.P. 2.10%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	1,122,456
	Legacy Mortgage Asset Trust
1,391,903	1.65%, 11/25/2060(1)(4)	1,338,661
1,991,620	1.75%, 04/25/2061(1)(4)	1,903,451
2,639,488	1.75%, 07/25/2061(1)(4)	2,513,824
3,456,423	3.25%, 11/25/2059(1)(4)	3,448,774
285,408	Lehman XS Trust 1.09%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(2)	288,235
	LSTAR Securities Investment Ltd.
5,294,584	2.16%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(2)	5,161,034
3,294,816	2.26%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	3,234,231
2,136,214	2.96%, 05/01/2024, 1 mo. USD LIBOR + 2.50%(1)(2)	2,162,913
1,012,627	3.96%, 04/01/2024, 1 mo. USD LIBOR + 2.500%(1)(2)	1,019,611
1,608,710	Luminent Mortgage Trust 1.05%, 05/25/2046, 1 mo. USD LIBOR + 0.380%(2)	1,435,147
1,659,296	MetLife Securitization Trust 3.75%, 03/25/2057(1)(3)	1,652,444
	MFA Trust
489,793	1.01%, 01/26/2065(1)(3)	471,582
2,378,735	1.03%, 11/25/2064(1)(3)	2,174,513
2,062,019	1.15%, 04/25/2065(1)(3)	1,972,092
	Mill City Mortgage Loan Trust
1,074,521	2.75%, 01/25/2061(1)(3)	1,074,157
216,137	3.25%, 05/25/2062(1)(3)	214,395
	New Residential Mortgage Loan Trust
2,116,047	0.94%, 07/25/2055(1)(3)	2,042,999
1,729,932	0.94%, 10/25/2058(1)(3)	1,663,070
2,231,570	1.42%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	2,205,569
1,555,988	2.17%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	1,568,064
430,796	2.49%, 09/25/2059(1)(3)	425,594
1,833,142	3.50%, 12/25/2057(1)(3)	1,825,386
1,652,380	3.50%, 08/25/2059(1)(3)	1,625,424
1,390,698	3.75%, 11/26/2035(1)(3)	1,359,210

The accompanying notes are an integral part of these financial statements.
143

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Whole Loan Collateral CMO - 10.9% - (continued)
$ 582,526	3.75%, 01/25/2054(1)(3)	$ 571,125
26,779	3.75%, 05/25/2054(1)(3)	25,989
1,537,577	3.75%, 11/25/2056(1)(3)	1,500,014
3,406,655	3.75%, 11/25/2058(1)(3)	3,327,299
2,759,843	4.00%, 02/25/2057(1)(3)	2,729,180
2,831,589	4.00%, 03/25/2057(1)(3)	2,783,747
1,894,256	4.00%, 04/25/2057(1)(3)	1,870,467
1,561,677	4.00%, 05/25/2057(1)(3)	1,529,500
2,376,651	4.00%, 08/27/2057(1)(3)	2,344,854
337,430	4.00%, 12/25/2057(1)(3)	331,058
6,010,390	NMLT Trust 1.19%, 05/25/2056(1)(3)	5,606,479
252,546	Oaktown Re III Ltd. 2.07%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	252,537
826,212	Oaktown Re Ltd. 2.22%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	825,109
	OBX Trust
3,542,569	1.05%, 07/25/2061(1)(3)	3,209,147
4,235,697	1.07%, 02/25/2066(1)(3)	4,015,887
253,154	1.32%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	250,028
7,194,121	Onslow Bay Financial LLC 2.31%, 11/25/2061(1)(3)	6,808,083
1,754,231	PMT Credit Risk Transfer Trust 3.57%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	1,760,573
	Preston Ridge Partners Mortgage Trust LLC
3,776,116	1.79%, 06/25/2026(1)(4)	3,633,348
3,734,347	1.79%, 07/25/2026(1)(4)	3,556,846
6,828,784	1.87%, 04/25/2026(1)(4)	6,417,646
5,751,663	1.87%, 08/25/2026(1)(4)	5,472,011
1,698,880	2.12%, 03/25/2026(1)(3)	1,616,432
1,042,997	2.36%, 11/25/2025(1)(4)	1,009,516
7,326,435	2.36%, 10/25/2026(1)(4)	7,059,635
	Pretium Mortgage Credit Partners LLC
2,965,394	1.87%, 07/25/2051(1)(4)	2,780,739
7,212,875	1.99%, 02/25/2061(1)(4)	6,827,563
529,094	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	502,146
2,659,186	RCO VII Mortgage LLC 1.87%, 05/26/2026(1)(4)	2,560,158
	Residential Accredit Loans, Inc.
1,439,401	1.27%, 04/25/2036, 1 mo. USD LIBOR + 0.600%(2)	1,314,073
621,565	6.00%, 12/25/2035	582,840
301,572	Residential Funding Mortgage Securities, Inc. 2.81%, 08/25/2035(3)	161,104
1,854,437	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	1,805,349
	Seasoned Credit Risk Transfer Trust
2,549,147	2.50%, 08/25/2059	2,398,044
2,047,932	3.50%, 11/25/2057	2,025,546
5,474,423	3.50%, 07/25/2058	5,407,689
1,115,821	3.50%, 08/25/2058	1,101,519
4,500,946	3.50%, 10/25/2058	4,422,786
	Starwood Mortgage Residential Trust
1,362,597	0.94%, 05/25/2065(1)(3)	1,302,013
3,781,545	1.22%, 05/25/2065(1)(3)	3,575,773
5,584,985	1.92%, 11/25/2066(1)(3)	5,196,162
475,060	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	262,273
4,130,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(4)	3,883,772
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Whole Loan Collateral CMO - 10.9% - (continued)
	Towd Point Mortgage Trust
$ 56,895	2.75%, 08/25/2055(1)(3)	$ 56,818
2,113,910	2.75%, 10/25/2056(1)(3)	2,106,988
1,063,671	2.75%, 06/25/2057(1)(3)	1,046,395
837,204	2.75%, 07/25/2057(1)(3)	835,521
2,738,109	2.75%, 10/25/2057(1)(3)	2,694,481
7,793,805	2.92%, 11/30/2060(1)(3)	7,468,258
3,270,820	3.25%, 03/25/2058(1)(3)	3,251,385
3,470,000	Triangle Re Ltd. 2.19%, 02/25/2034, 3 mo USD SOFR + 1.900%(1)(2)	3,441,150
	VCAT LLC
3,536,553	1.74%, 05/25/2051(1)(4)	3,346,817
5,387,735	1.87%, 08/25/2051(1)(4)	5,219,875
1,120,074	2.12%, 03/27/2051(1)(4)	1,079,189
	Verus Securitization Trust
1,037,684	0.82%, 10/25/2063(1)(3)	1,010,939
2,132,641	0.92%, 02/25/2064(1)(3)	2,080,278
2,513,097	0.94%, 07/25/2066(1)(3)	2,385,678
1,832,158	1.03%, 02/25/2066(1)(3)	1,725,050
924,580	1.50%, 05/25/2065(1)(4)	898,375
3,899,179	1.82%, 11/25/2066(1)(3)	3,632,683
5,211,904	2.72%, 01/25/2067(1)(4)	4,997,362
275,961	3.60%, 08/25/2050(1)(4)	275,574
4,708,348	VOLT XCIII LLC 1.89%, 02/27/2051(1)(4)	4,537,525
3,669,023	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	3,505,722
3,707,264	VOLT XCV LLC 2.24%, 03/27/2051(1)(4)	3,588,817
3,665,238	VOLT XCVII LLC 2.24%, 04/25/2051(1)(4)	3,538,296
	Washington Mutual Mortgage Pass-Through Certificates Trust
414,440	1.05%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	388,298
294,584	1.10%, 10/25/2046, 12 mo. USD MTA + 0.880%(2)	273,284
191,479	1.20%, 07/25/2046, 12 mo. USD MTA + 0.980%(2)	180,620
707,932	1.27%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	475,431
573,902	2.83%, 06/25/2037(3)	543,236
16,797,684	Wells Fargo Commercial Mortgage Trust 1.03%, 09/15/2057(3)(5)	420,942
103,220	Wells Fargo Mortgage-Backed Securities Trust 2.52%, 09/25/2036(3)	100,449
		351,151,427
	Total Asset & Commercial Mortgage-Backed Securities (cost $765,329,724)	$ 733,434,519
CORPORATE BONDS - 28.6%
	Advertising - 0.1%
2,863,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,619,645
	Aerospace/Defense - 0.4%
	Boeing Co.
2,420,000	5.04%, 05/01/2027	2,456,967
1,675,000	5.15%, 05/01/2030	1,669,815
	BWX Technologies, Inc.
5,000	4.13%, 06/30/2028(1)	4,637
820,000	4.13%, 04/15/2029(1)	758,500
	L3Harris Technologies, Inc.
465,000	2.90%, 12/15/2029	424,130
2,105,000	3.85%, 06/15/2023	2,122,572
1,410,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,490,969

The accompanying notes are an integral part of these financial statements.
144

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Aerospace/Defense - 0.4% - (continued)
	Raytheon Technologies Corp.
$ 970,000	2.38%, 03/15/2032	$ 834,832
43,000	3.65%, 08/16/2023	43,308
2,185,000	3.95%, 08/16/2025	2,210,212
1,020,000	4.45%, 11/16/2038	1,019,853
		13,035,795
	Agriculture - 0.5%
	BAT Capital Corp.
1,670,000	2.26%, 03/25/2028	1,427,651
3,300,000	4.74%, 03/16/2032	3,101,381
	BAT International Finance plc
3,425,000	1.67%, 03/25/2026	3,074,714
4,945,000	4.45%, 03/16/2028	4,766,116
1,830,000	Cargill, Inc. 4.00%, 06/22/2032(1)	1,811,258
1,945,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	1,030,850
		15,211,970
	Airlines - 0.0%
390,000	United Airlines, Inc. 4.63%, 04/15/2029(1)	357,825
	Apparel - 0.2%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)(7)	918,850
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,494,869
		5,413,719
	Auto Manufacturers - 0.1%
700,000	Ford Motor Co. 3.25%, 02/12/2032	568,750
4,080,000	General Motors Financial Co., Inc. 1.50%, 06/10/2026	3,634,674
		4,203,424
	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
2,008,000	3.75%, 07/15/2042	1,703,320
710,000	4.60%, 04/15/2048	670,582
700,000	4.75%, 04/15/2058	660,265
2,450,000	5.45%, 01/23/2039	2,608,477
	Constellation Brands, Inc.
500,000	2.25%, 08/01/2031	415,093
560,000	2.88%, 05/01/2030	498,479
273,000	3.15%, 08/01/2029	250,743
2,665,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	2,603,739
		9,410,698
	Biotechnology - 0.3%
	CSL Finance plc Co.
2,070,000	4.05%, 04/27/2029(1)	2,060,145
2,085,000	4.25%, 04/27/2032(1)	2,069,525
	Royalty Pharma plc
325,000	1.75%, 09/02/2027	284,984
5,360,000	2.15%, 09/02/2031	4,315,977
1,205,000	2.20%, 09/02/2030	1,006,555
655,000	3.30%, 09/02/2040	512,374
65,000	3.55%, 09/02/2050	47,976
		10,297,536
	Chemicals - 0.2%
290,000	Chemours Co. 5.38%, 05/15/2027(7)	279,850
2,940,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	2,982,152
1,745,000	International Flavors & Fragrances, Inc. 2.30%, 11/01/2030(1)	1,465,816
859,000	LYB International Finance LLC 1.25%, 10/01/2025	788,015
		5,515,833
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Commercial Banks - 5.3%
$ 5,990,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(8)	$ 5,152,108
	Bank of America Corp.
425,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 3 mo. USD SOFR + 1.530% thereafter)(8)	347,670
145,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(8)	118,041
2,175,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	2,094,950
1,445,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(8)	1,222,275
2,370,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	2,169,137
3,465,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	2,838,178
5,870,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	5,744,292
5,215,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	4,708,292
1,420,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 3 mo USD SOFR + 1.580% thereafter)(8)	1,418,650
2,640,000	7.75%, 05/14/2038	3,391,721
5,145,000	Bank of NY Mellon Corp. 2.05%, 01/26/2027(7)	4,813,656
	BNP Paribas S.A.
1,600,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	1,423,777
730,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(8)	623,755
2,435,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	2,273,057
2,860,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 3 mo. USD SOFR + 1.228% thereafter)(1)(8)	2,605,521
	Citigroup, Inc.
2,890,000	2.52%, 11/03/2032, (2.52% fixed rate until 11/03/2031; 3 mo. USD SOFR + 1.177% thereafter)(8)	2,419,622
1,355,000	3.20%, 10/21/2026	1,309,068
3,950,000	3.70%, 01/12/2026	3,908,861
1,780,000	4.45%, 09/29/2027	1,767,718
1,255,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	1,051,995
1,685,000	Danske Bank A/S 5.38%, 01/12/2024(1)	1,719,131
2,310,000	Deutsche Bank AG 2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(8)	2,044,433

The accompanying notes are an integral part of these financial statements.
145

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Commercial Banks - 5.3% - (continued)
	Goldman Sachs Group, Inc.
$ 2,295,000	0.93%, 10/21/2024, (0.93% fixed rate until 10/21/2023; 3 mo. USD SOFR + 0.486% thereafter)(8)	$ 2,205,904
4,130,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(8)	3,417,476
5,380,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	4,556,060
480,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(8)	405,406
2,720,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	2,718,478
2,110,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 1.410% thereafter)(8)	1,845,127
1,540,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	1,479,001
3,020,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(8)	2,953,628
2,245,000	6.75%, 10/01/2037	2,594,830
	HSBC Holdings plc
2,985,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(8)	2,799,607
1,335,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	1,187,382
225,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(8)	193,752
1,125,000	3.60%, 05/25/2023	1,133,598
3,930,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	3,886,415
4,580,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(8)	4,337,256
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(7)(8)	22,218
3,365,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(8)	2,852,549
1,345,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	1,153,009
3,015,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	2,652,999
1,095,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	879,627
665,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	513,671
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Commercial Banks - 5.3% - (continued)
$ 5,415,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(8)	$ 4,385,291
3,765,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	3,733,022
1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	1,697,400
2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	2,178,479
6,955,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	6,886,744
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	1,254,757
410,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(8)	411,974
4,975,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(8)	4,964,549
1,795,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(8)	1,790,846
615,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(8)	619,160
	Morgan Stanley
5,915,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	4,748,052
4,240,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	3,419,693
2,575,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(8)	2,128,147
2,880,000	2.48%, 01/21/2028, (2.47% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.000% thereafter)(8)	2,660,751
360,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(8)	303,081
2,005,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(8)	1,763,999
2,720,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	2,607,827
2,710,000	4.00%, 07/23/2025	2,708,965
6,190,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 3 mo. USD SOFR + 1.610% thereafter)(8)	6,147,253
1,020,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(8)	1,010,248
1,615,000	Truist Bank 2.25%, 03/11/2030	1,397,151
	Wells Fargo & Co.
2,945,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(8)	2,829,805

The accompanying notes are an integral part of these financial statements.
146

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Commercial Banks - 5.3% - (continued)
$ 1,555,000	3.00%, 10/23/2026	$ 1,486,071
3,775,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(8)	3,434,336
4,830,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(8)	4,801,565
580,000	4.90%, 11/17/2045	567,638
925,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(8)	967,973
410,000	5.61%, 01/15/2044	438,733
		170,297,411
	Commercial Services - 1.0%
	Ashtead Capital, Inc.
1,550,000	4.00%, 05/01/2028(1)	1,477,429
5,335,000	4.38%, 08/15/2027(1)	5,241,637
	Gartner, Inc.
635,000	3.63%, 06/15/2029(1)	568,325
2,460,000	3.75%, 10/01/2030(1)	2,193,828
3,991,000	4.50%, 07/01/2028(1)	3,825,036
	Global Payments, Inc.
715,000	2.15%, 01/15/2027	648,852
2,780,000	3.20%, 08/15/2029	2,531,328
2,000,000	Howard University 2.70%, 10/01/2029	1,804,058
1,205,000	Howard University (AGM Insured) 3.48%, 10/01/2041	1,004,000
	S&P Global, Inc.
945,000	2.45%, 03/01/2027(1)	890,904
1,195,000	2.90%, 03/01/2032(1)	1,080,618
	Service Corp. International
7,045,000	3.38%, 08/15/2030	6,058,700
4,657,000	5.13%, 06/01/2029	4,593,795
750,000	United Rentals North America, Inc. 4.88%, 01/15/2028	729,795
		32,648,305
	Construction Materials - 0.3%
4,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	4,523,250
	Standard Industries, Inc.
830,000	3.38%, 01/15/2031(1)	662,888
5,090,000	4.38%, 07/15/2030(1)	4,244,322
285,000	4.75%, 01/15/2028(1)	262,200
145,000	5.00%, 02/15/2027(1)	137,387
		9,830,047
	Diversified Financial Services - 0.5%
3,475,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	2,892,540
1,490,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,497,635
4,500,000	GTP Acquisition Partners LLC 3.48%, 06/15/2025(1)	4,453,462
	Navient Corp.
70,000	5.88%, 10/25/2024	69,475
190,000	6.13%, 03/25/2024	191,069
54,000	7.25%, 09/25/2023	55,350
780,000	OneMain Finance Corp. 6.13%, 03/15/2024	782,987
	Power Finance Corp. Ltd.
4,450,000	3.95%, 04/23/2030(1)	3,999,020
2,310,000	3.95%, 04/23/2030(6)	2,075,896
		16,017,434
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Electric - 2.0%
$ 3,100,000	AES Corp. 3.30%, 07/15/2025(1)	$ 3,001,730
	Alabama Power Co.
2,120,000	3.45%, 10/01/2049	1,744,801
1,480,000	4.15%, 08/15/2044	1,378,133
	Berkshire Hathaway Energy Co.
865,000	1.65%, 05/15/2031(7)	709,140
565,000	3.25%, 04/15/2028	542,279
	Cleco Corporate Holdings LLC
1,105,000	3.38%, 09/15/2029	1,000,152
70,000	4.97%, 05/01/2046	68,027
	Commonwealth Edison Co.
1,735,000	3.65%, 06/15/2046	1,531,100
360,000	4.00%, 03/01/2048	334,692
365,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	343,485
1,570,000	Consolidated Edison, Inc. 3.20%, 12/01/2051	1,240,981
	Duke Energy Carolinas LLC
35,000	3.45%, 04/15/2051	29,880
575,000	4.25%, 12/15/2041	550,041
3,375,000	Duke Energy Corp. 2.55%, 06/15/2031	2,883,022
	Duke Energy Indiana LLC
2,160,000	2.75%, 04/01/2050	1,597,830
1,215,000	3.25%, 10/01/2049	997,851
	Duke Energy Progress LLC
825,000	4.00%, 04/01/2052	770,806
1,435,000	4.38%, 03/30/2044	1,373,604
1,645,000	Duquesne Light Holdings, Inc. 2.78%, 01/07/2032(1)	1,405,015
305,000	Evergy Metro, Inc. 2.25%, 06/01/2030	267,506
	Evergy, Inc.
710,000	2.45%, 09/15/2024	687,380
2,010,000	2.90%, 09/15/2029	1,844,719
	Exelon Corp.
2,095,000	3.95%, 06/15/2025	2,112,157
390,000	4.10%, 03/15/2052(1)	347,437
	FirstEnergy Corp.
350,000	1.60%, 01/15/2026	319,742
825,000	2.25%, 09/01/2030	688,875
1,590,000	Georgia Power Co. 4.30%, 03/15/2042	1,445,404
1,230,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,223,789
1,935,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	1,750,146
1,570,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	1,380,609
	MidAmerican Energy Co.
765,000	3.15%, 04/15/2050	622,324
130,000	3.65%, 08/01/2048	117,077
380,000	NextEra Energy Operating Partners L.P. 3.88%, 10/15/2026(1)	358,625
2,190,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	1,941,626
1,100,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	1,009,631
	Pacific Gas and Electric Co.
4,985,000	2.50%, 02/01/2031	3,950,284
985,000	4.40%, 03/01/2032	895,892
260,000	4.50%, 07/01/2040	213,605
9,225,000	4.95%, 07/01/2050	7,713,797
735,000	5.25%, 03/01/2052	663,827
	PacifiCorp
394,000	4.13%, 01/15/2049	363,846
350,000	4.15%, 02/15/2050	325,729
	Puget Energy, Inc.
1,925,000	3.65%, 05/15/2025	1,909,121

The accompanying notes are an integral part of these financial statements.
147

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Electric - 2.0% - (continued)
$ 2,220,000	4.10%, 06/15/2030	$ 2,126,269
	Sempra Energy
1,680,000	3.40%, 02/01/2028	1,613,214
1,110,000	3.80%, 02/01/2038	1,013,996
210,000	4.00%, 02/01/2048	185,376
	Southern California Edison Co.
2,510,000	2.75%, 02/01/2032	2,177,094
790,000	3.65%, 02/01/2050	632,574
506,000	4.00%, 04/01/2047	434,065
299,000	4.13%, 03/01/2048	261,904
	Southern Co.
490,000	2.95%, 07/01/2023	490,300
1,520,000	3.25%, 07/01/2026	1,473,831
135,000	3.70%, 04/30/2030	127,345
30,000	4.40%, 07/01/2046	27,430
370,000	Union Electric Co. 4.00%, 04/01/2048	344,519
315,000	Xcel Energy, Inc. 3.50%, 12/01/2049	261,261
		64,824,895
	Electronics - 0.0%
1,020,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	948,600
	Energy-Alternate Sources - 0.2%
4,075,000	Energo-Pro AS 8.50%, 02/04/2027(1)	3,871,250
1,495,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,532,016
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,164,070
		6,567,336
	Engineering & Construction - 0.2%
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	2,265,269
	International Airport Finance S.A.
3,577,406	12.00%, 03/15/2033(1)(7)	3,738,389
622,587	12.00%, 03/15/2033(6)	650,604
		6,654,262
	Entertainment - 0.3%
3,380,000	Magallanes, Inc. 4.28%, 03/15/2032(1)	3,144,253
6,310,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	5,647,450
		8,791,703
	Environmental Control - 0.2%
	Clean Harbors, Inc.
8,118,000	4.88%, 07/15/2027(1)	7,955,640
275,000	5.13%, 07/15/2029(1)	270,875
		8,226,515
	Food - 0.3%
	Conagra Brands, Inc.
655,000	4.30%, 05/01/2024	663,448
220,000	4.60%, 11/01/2025	222,779
1,068,000	4.85%, 11/01/2028	1,074,899
480,000	5.40%, 11/01/2048	480,387
2,570,000	JBS Finance Luxembourg S.a.r.l 2.50%, 01/15/2027(1)	2,305,958
1,445,000	Kellogg Co. 3.40%, 11/15/2027	1,401,481
	Mondelez International, Inc.
1,405,000	2.63%, 03/17/2027	1,326,278
965,000	3.00%, 03/17/2032	862,939
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,830,122
		11,168,291
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Food Service - 0.0%
$ 410,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)(7)	$ 381,755
	Gas - 0.1%
	NiSource, Inc.
995,000	3.49%, 05/15/2027	967,607
2,063,000	3.60%, 05/01/2030	1,930,729
		2,898,336
	Healthcare - Products - 0.8%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,029,208
1,120,000	3.00%, 09/23/2029(1)	1,015,022
4,835,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	4,599,487
9,230,000	Baxter International, Inc. 2.54%, 02/01/2032(1)	7,875,070
1,820,000	Boston Scientific Corp. 1.90%, 06/01/2025	1,723,767
6,485,000	Hologic, Inc. 4.63%, 02/01/2028(1)	6,343,108
795,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	749,288
		24,334,950
	Healthcare - Services - 0.7%
1,895,000	Anthem, Inc. 3.50%, 08/15/2024	1,898,093
	Centene Corp.
75,000	4.25%, 12/15/2027	72,463
8,035,000	4.63%, 12/15/2029	7,773,862
335,000	CommonSpirit Health 3.35%, 10/01/2029	312,079
720,000	HCA, Inc. 4.63%, 03/15/2052(1)	630,395
	Humana, Inc.
1,335,000	2.15%, 02/03/2032	1,100,301
3,015,000	3.70%, 03/23/2029	2,895,335
1,155,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	1,144,397
	Kaiser Foundation Hospitals
1,265,000	2.81%, 06/01/2041	1,003,458
2,090,000	3.00%, 06/01/2051	1,626,200
1,270,000	Sutter Health 3.36%, 08/15/2050	1,002,108
	UnitedHealth Group, Inc.
1,645,000	2.75%, 05/15/2040	1,324,407
590,000	3.50%, 08/15/2039	532,410
		21,315,508
	Home Builders - 0.3%
3,270,000	PulteGroup, Inc. 5.50%, 03/01/2026	3,414,179
	Taylor Morrison Communities, Inc.
760,000	5.13%, 08/01/2030(1)	693,500
3,847,000	5.75%, 01/15/2028(1)	3,760,442
375,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	376,875
		8,244,996
	Household Products - 0.1%
	GSK Consumer Healthcare Capital US LLC
1,850,000	3.38%, 03/24/2029(1)	1,747,378
415,000	3.63%, 03/24/2032(1)	390,327
		2,137,705
	Insurance - 1.0%
5,475,000	American International Group, Inc. 2.50%, 06/30/2025	5,264,934
1,580,000	Aon Corp. 2.20%, 11/15/2022	1,577,442
	Aon Corp. / Aon Global Holdings plc
355,000	2.85%, 05/28/2027	338,341
1,005,000	3.90%, 02/28/2052	869,439
	Athene Global Funding
2,555,000	2.65%, 10/04/2031(1)	2,141,367

The accompanying notes are an integral part of these financial statements.
148

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Insurance - 1.0% - (continued)
$ 4,615,000	2.72%, 01/07/2029(1)	$ 4,076,312
3,030,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	3,164,471
	Corebridge Financial, Inc.
1,020,000	3.85%, 04/05/2029(1)	975,141
435,000	3.90%, 04/05/2032(1)	409,293
4,730,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	4,147,102
	Marsh & McLennan Cos., Inc.
1,275,000	3.88%, 03/15/2024	1,290,463
1,025,000	4.75%, 03/15/2039	1,045,476
	MGIC Investment Corp.
95,000	5.25%, 08/15/2028	89,185
380,000	5.75%, 08/15/2023	384,750
2,180,000	New York Life Global Funding 2.00%, 01/22/2025(1)	2,094,685
415,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	362,886
565,000	Unum Group 4.13%, 06/15/2051	444,399
	Willis North America, Inc.
795,000	3.60%, 05/15/2024	792,159
2,135,000	4.50%, 09/15/2028	2,137,359
		31,605,204
	Internet - 0.9%
	Alibaba Group Holding Ltd.
760,000	3.40%, 12/06/2027	727,781
200,000	4.20%, 12/06/2047	167,454
	Amazon.com, Inc.
7,580,000	3.45%, 04/13/2029	7,477,785
2,030,000	3.88%, 08/22/2037	1,979,659
6,850,000	3.95%, 04/13/2052	6,586,257
	Go Daddy Operating Co. LLC
1,070,000	3.50%, 03/01/2029(1)	946,950
4,537,000	5.25%, 12/01/2027(1)	4,488,391
5,970,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	5,962,896
		28,337,173
	Investment Company Security - 0.3%
9,235,000	Magallanes, Inc. 5.14%, 03/15/2052(1)	8,289,682
	Iron/Steel - 0.1%
EUR 1,985,000	Metinvest B.V. 5.63%, 06/17/2025(1)	1,099,390
	Vale Overseas Ltd.
$ 1,520,000	3.75%, 07/08/2030	1,373,700
855,000	6.25%, 08/10/2026	899,631
		3,372,721
	IT Services - 0.6%
	Apple, Inc.
1,785,000	1.13%, 05/11/2025	1,683,572
4,345,000	1.40%, 08/05/2028	3,810,255
255,000	2.20%, 09/11/2029	231,774
2,840,000	2.65%, 02/08/2051	2,158,313
505,000	3.45%, 02/09/2045	452,305
255,000	3.85%, 05/04/2043	241,356
355,000	4.38%, 05/13/2045	361,094
9,130,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	8,410,191
2,180,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	1,696,247
1,370,000	Leidos, Inc. 3.63%, 05/15/2025	1,361,300
		20,406,407
	Leisure Time - 0.0%
825,000	Carnival Corp. 4.00%, 08/01/2028(1)	743,531
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Lodging - 0.1%
$ 2,075,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	$ 1,892,341
	Machinery-Diversified - 0.1%
2,065,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,812,898
380,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	355,992
		2,168,890
	Media - 1.6%
	CCO Holdings LLC / CCO Holdings Capital Corp.
665,000	4.50%, 08/15/2030(1)	580,213
200,000	4.75%, 03/01/2030(1)	178,048
380,000	5.00%, 02/01/2028(1)	362,011
30,000	5.13%, 05/01/2027(1)	29,250
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,100,000	3.90%, 06/01/2052	1,528,077
2,885,000	4.40%, 04/01/2033	2,632,075
570,000	4.80%, 03/01/2050	468,310
2,120,000	5.13%, 07/01/2049	1,825,564
4,930,000	6.48%, 10/23/2045	4,979,177
1,060,000	6.83%, 10/23/2055	1,116,498
	Comcast Corp.
2,566,000	2.94%, 11/01/2056(1)	1,842,640
295,000	3.20%, 07/15/2036	256,179
525,000	3.25%, 11/01/2039	445,752
1,610,000	3.75%, 04/01/2040	1,449,327
	Cox Communications, Inc.
2,150,000	2.60%, 06/15/2031(1)	1,833,314
662,000	3.15%, 08/15/2024(1)	654,988
	CSC Holdings LLC
6,410,000	3.38%, 02/15/2031(1)	4,951,725
320,000	4.13%, 12/01/2030(1)	264,000
400,000	5.38%, 02/01/2028(1)	367,254
575,000	5.50%, 04/15/2027(1)	555,122
	Discovery Communications LLC
948,000	3.80%, 03/13/2024	948,288
2,000	3.95%, 06/15/2025	1,983
1,674,000	3.95%, 03/20/2028	1,611,067
2,255,000	4.00%, 09/15/2055	1,696,604
281,000	4.13%, 05/15/2029	268,712
1,233,000	5.20%, 09/20/2047	1,135,638
3,591,000	5.30%, 05/15/2049	3,382,556
655,000	6.35%, 06/01/2040	694,976
	DISH DBS Corp.
95,000	5.88%, 07/15/2022	95,113
505,000	5.88%, 11/15/2024	489,850
2,600,000	Paramount Global, Inc. 4.95%, 01/15/2031	2,577,581
	Sirius XM Radio, Inc.
5,175,000	3.13%, 09/01/2026(1)	4,767,469
100,000	4.00%, 07/15/2028(1)	90,375
620,000	4.13%, 07/01/2030(1)	544,416
390,000	TEGNA, Inc. 4.63%, 03/15/2028	375,258
2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	2,056,295
1,910,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	2,317,545
	Videotron Ltd.
380,000	5.13%, 04/15/2027(1)	372,400
480,000	5.38%, 06/15/2024(1)	484,800
		50,230,450

The accompanying notes are an integral part of these financial statements.
149

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Mining - 0.0%
	FMG Resources August 2006 Pty Ltd.
$ 100,000	5.88%, 04/15/2030(1)	$ 99,280
65,000	6.13%, 04/15/2032(1)	64,420
	Freeport Indonesia PT
200,000	4.76%, 04/14/2027(1)	198,734
260,000	5.32%, 04/14/2032(1)	251,550
		613,984
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
730,000	2.67%, 12/01/2026	670,407
8,926,000	3.25%, 02/15/2029	7,854,880
675,000	3.28%, 12/01/2028	608,212
640,000	3.57%, 12/01/2031	560,343
470,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	423,000
		10,116,842
	Oil & Gas - 1.4%
	Apache Corp.
70,000	4.25%, 01/15/2030(7)	65,034
310,000	4.88%, 11/15/2027	303,025
	BP Capital Markets America, Inc.
1,565,000	2.94%, 06/04/2051	1,163,196
555,000	3.00%, 02/24/2050	420,913
775,000	3.06%, 06/17/2041	632,821
1,385,000	3.38%, 02/08/2061	1,079,261
2,390,000	3.63%, 04/06/2030	2,301,760
	ConocoPhillips Co.
325,000	3.80%, 03/15/2052	293,317
570,000	4.03%, 03/15/2062(1)	511,082
	Continental Resources, Inc.
95,000	4.38%, 01/15/2028	92,598
880,000	5.75%, 01/15/2031(1)	900,988
689,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	646,747
4,985,000	Ecopetrol S.A. 4.63%, 11/02/2031	4,164,967
	Energean Israel Finance Ltd.
1,185,000	4.50%, 03/30/2024(1)(6)	1,151,820
1,030,000	4.88%, 03/30/2026(1)(6)	954,810
1,180,000	5.88%, 03/30/2031(1)(6)	1,059,050
	Equinor ASA
1,650,000	1.75%, 01/22/2026	1,546,748
890,000	3.63%, 04/06/2040	814,948
1,230,000	3.70%, 04/06/2050	1,111,200
2,125,000	Exxon Mobil Corp. 4.23%, 03/19/2040	2,083,999
	Hess Corp.
606,000	7.13%, 03/15/2033	702,168
1,925,000	7.30%, 08/15/2031	2,228,844
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(6)	2,969,431
	Lundin Energy Finance B.V.
970,000	2.00%, 07/15/2026(1)	875,673
3,565,000	3.10%, 07/15/2031(1)	3,112,177
2,270,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	2,305,021
	Occidental Petroleum Corp.
5,000	3.20%, 08/15/2026	4,700
20,000	3.40%, 04/15/2026	19,050
50,000	3.50%, 08/15/2029(7)	46,688
835,000	4.10%, 02/15/2047	695,137
30,000	6.13%, 01/01/2031	31,532
10,000	6.38%, 09/01/2028	10,500
2,180,000	Ovintiv, Inc. 6.63%, 08/15/2037	2,417,655
	Shell International Finance B.V.
750,000	2.88%, 11/26/2041	613,456
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Oil & Gas - 1.4% - (continued)
$ 955,000	3.00%, 11/26/2051	$ 749,691
1,035,000	3.25%, 04/06/2050	854,620
505,000	Sunoco L.P. / Sunoco Finance Corp. 4.50%, 04/30/2030(1)	452,606
1,870,000	Tullow Oil plc 7.00%, 03/01/2025(1)	1,517,131
3,306,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	3,291,718
		44,196,082
	Packaging & Containers - 0.3%
430,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	397,750
8,115,000	Ball Corp. 4.00%, 11/15/2023	8,095,199
630,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	555,975
	Owens-Brockway Glass Container, Inc.
110,000	5.38%, 01/15/2025(1)	107,525
464,000	5.88%, 08/15/2023(1)	469,800
		9,626,249
	Pharmaceuticals - 0.7%
	AbbVie, Inc.
440,000	3.20%, 11/21/2029	409,864
180,000	4.25%, 11/21/2049	165,380
1,020,000	4.63%, 10/01/2042	981,127
3,865,000	Astrazeneca Finance LLC 1.75%, 05/28/2028	3,449,640
	Bausch Health Cos., Inc.
660,000	5.75%, 08/15/2027(1)	617,100
270,000	7.00%, 01/15/2028(1)	221,319
2,580,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	2,591,233
	Bristol-Myers Squibb Co.
4,265,000	0.75%, 11/13/2025	3,890,238
410,000	2.55%, 11/13/2050	296,111
2,110,000	3.55%, 03/15/2042	1,876,411
4,620,000	Cigna Corp. 1.25%, 03/15/2026	4,200,961
	CVS Health Corp.
1,105,000	4.13%, 04/01/2040	1,006,233
1,215,000	5.13%, 07/20/2045	1,218,851
440,000	Organon & Co. 4.13%, 04/30/2028(1)	407,717
	Teva Pharmaceutical Finance Netherlands III B.V.
550,000	3.15%, 10/01/2026	471,636
2,120,000	4.75%, 05/09/2027	1,939,800
		23,743,621
	Pipelines - 1.2%
	DCP Midstream Operating L.P.
100,000	3.88%, 03/15/2023	99,655
70,000	5.60%, 04/01/2044	66,919
	Energy Transfer L.P.
985,000	4.00%, 10/01/2027	953,854
145,000	4.95%, 06/15/2028	146,454
	Energy Transfer Operating L.P.
880,000	5.15%, 03/15/2045	797,919
1,420,000	5.25%, 04/15/2029	1,443,595
165,000	5.30%, 04/01/2044	152,532
2,710,000	6.13%, 12/15/2045	2,681,328
445,000	6.25%, 04/15/2049	453,326
	Enterprise Products Operating LLC
265,000	3.30%, 02/15/2053	199,979
815,000	4.25%, 02/15/2048	718,615
955,000	4.95%, 10/15/2054	925,305

The accompanying notes are an integral part of these financial statements.
150

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Pipelines - 1.2% - (continued)
	EQM Midstream Partners L.P.
$ 135,000	5.50%, 07/15/2028	$ 128,925
145,000	6.50%, 07/01/2027(1)	146,450
	Galaxy Pipeline Assets Bidco Ltd.
3,204,468	2.16%, 03/31/2034(1)	2,817,519
7,410,000	2.63%, 03/31/2036(1)	6,195,109
1,800,000	2.63%, 03/31/2036(6)	1,504,885
1,527,958	2.94%, 09/30/2040(1)	1,275,938
	MPLX L.P.
945,000	1.75%, 03/01/2026	863,705
40,000	4.00%, 02/15/2025	39,965
2,460,000	4.95%, 03/14/2052	2,253,496
1,260,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	1,095,947
	ONEOK, Inc.
1,090,000	3.10%, 03/15/2030	970,466
1,340,000	3.40%, 09/01/2029	1,227,720
590,000	4.55%, 07/15/2028	587,686
795,000	5.85%, 01/15/2026	837,787
370,000	6.35%, 01/15/2031	404,436
	Sabine Pass Liquefaction LLC
3,560,000	4.50%, 05/15/2030	3,535,999
825,000	5.88%, 06/30/2026	867,331
	Targa Resources Corp.
1,720,000	4.20%, 02/01/2033	1,632,306
175,000	4.95%, 04/15/2052	160,317
320,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031	307,914
856,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	793,984
	Venture Global Calcasieu Pass LLC
580,000	3.88%, 08/15/2029(1)	529,250
220,000	4.13%, 08/15/2031(1)	199,650
	Western Midstream Operating L.P.
860,000	4.55%, 02/01/2030	790,125
95,000	4.75%, 08/15/2028	92,506
		37,898,897
	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
1,115,000	1.45%, 09/15/2026	996,609
1,125,000	1.50%, 01/31/2028	952,452
1,140,000	2.40%, 03/15/2025	1,096,462
1,775,000	3.65%, 03/15/2027	1,710,969
	EPR Properties
1,060,000	3.60%, 11/15/2031	899,000
1,520,000	3.75%, 08/15/2029	1,347,211
2,925,000	4.95%, 04/15/2028	2,815,165
1,265,000	Equinix, Inc. 2.00%, 05/15/2028	1,102,931
	GLP Capital L.P. / GLP Financing II, Inc.
1,335,000	3.25%, 01/15/2032	1,123,176
720,000	4.00%, 01/15/2031	651,877
2,155,000	5.30%, 01/15/2029	2,155,582
1,605,000	5.75%, 06/01/2028	1,682,988
160,000	Realty Income Corp. 2.20%, 06/15/2028	143,065
	SBA Tower Trust
2,245,000	2.84%, 01/15/2025(1)	2,179,581
2,040,000	3.45%, 03/15/2023(1)	2,042,264
	VICI Properties L.P.
1,430,000	4.95%, 02/15/2030	1,420,262
1,935,000	5.13%, 05/15/2032	1,921,455
		24,241,049
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Retail - 0.7%
$ 995,000	1011778 BC ULC / New Red Finance, Inc. 3.88%, 01/15/2028(1)	$ 915,400
400,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	373,000
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,125,030
3,955,000	5.63%, 01/01/2030(1)	3,678,150
	Gap, Inc.
3,916,000	3.63%, 10/01/2029(1)(7)	3,185,294
5,679,000	3.88%, 10/01/2031(1)(7)	4,527,299
2,425,000	Home Depot, Inc. 3.30%, 04/15/2040	2,126,207
390,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	389,025
330,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	314,325
	Lowe's Cos., Inc.
535,000	3.35%, 04/01/2027	523,639
365,000	3.75%, 04/01/2032	344,426
	McDonald's Corp.
1,495,000	3.35%, 04/01/2023	1,505,355
1,745,000	3.63%, 09/01/2049	1,463,994
295,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	295,000
420,000	Yum! Brands, Inc. 3.63%, 03/15/2031	360,889
		24,127,033
	Semiconductors - 1.0%
2,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.14%, 11/15/2035(1)	1,618
	Broadcom, Inc.
135,000	2.60%, 02/15/2033(1)	108,629
2,720,000	3.42%, 04/15/2033(1)	2,336,798
10,425,000	4.00%, 04/15/2029(1)	9,926,333
385,000	4.30%, 11/15/2032	361,465
	Entegris, Inc.
205,000	3.63%, 05/01/2029(1)(7)	180,343
540,000	4.38%, 04/15/2028(1)	500,850
	Intel Corp.
670,000	3.05%, 08/12/2051	522,033
1,095,000	3.10%, 02/15/2060	815,268
	Marvell Technology, Inc.
2,445,000	2.45%, 04/15/2028	2,175,502
2,350,000	2.95%, 04/15/2031	2,043,305
3,640,000	Microchip Technology, Inc. 2.67%, 09/01/2023	3,606,199
2,500,000	NVIDIA Corp. 3.50%, 04/01/2040	2,263,529
	NXP B.V. / NXP Funding LLC
900,000	4.63%, 06/01/2023(1)	910,580
3,892,000	4.88%, 03/01/2024(1)	3,967,828
1,131,000	5.35%, 03/01/2026(1)	1,166,611
1,205,000	5.55%, 12/01/2028(1)	1,263,717
40,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.15%, 05/01/2027(1)	37,637
300,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	297,750
		32,485,995
	Software - 1.5%
9,975,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	9,251,314
	CDK Global, Inc.
100,000	4.88%, 06/01/2027	100,500
6,322,000	5.25%, 05/15/2029(1)	6,371,944
5,909,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	5,398,581

The accompanying notes are an integral part of these financial statements.
151

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Software - 1.5% - (continued)
	Microsoft Corp.
$ 179,000	2.68%, 06/01/2060	$ 131,697
525,000	2.92%, 03/17/2052	428,389
1,221,000	3.04%, 03/17/2062	975,020
747,000	MSCI, Inc. 3.88%, 02/15/2031(1)	674,168
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	400,745
4,605,000	3.88%, 12/01/2029(1)	4,092,279
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	268,748
	Oracle Corp.
2,315,000	2.30%, 03/25/2028	2,018,542
355,000	2.88%, 03/25/2031	299,984
1,100,000	3.60%, 04/01/2040	854,094
1,699,000	3.60%, 04/01/2050	1,221,340
4,945,000	3.85%, 04/01/2060	3,507,218
1,838,000	3.95%, 03/25/2051	1,400,466
1,445,000	4.00%, 07/15/2046	1,135,574
1,775,000	4.00%, 11/15/2047	1,383,590
1,415,000	4.10%, 03/25/2061	1,049,079
105,000	4.13%, 05/15/2045	83,495
1,610,000	S&P Global, Inc. 2.70%, 03/01/2029(1)	1,484,007
4,480,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,390,579
		46,921,353
	Telecommunications - 1.3%
	AT&T, Inc.
4,190,000	3.50%, 02/01/2061	3,114,553
3,141,000	3.55%, 09/15/2055	2,437,211
4,155,000	3.65%, 06/01/2051	3,380,229
177,000	3.65%, 09/15/2059	137,019
1,529,000	3.80%, 12/01/2057	1,227,143
1,465,000	4.50%, 05/15/2035	1,445,902
425,000	Lumen Technologies, Inc. 4.00%, 02/15/2027(1)	377,948
	Nokia Oyj
4,300,000	4.38%, 06/12/2027	4,171,000
455,000	6.63%, 05/15/2039	525,389
3,955,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	3,573,626
	Rogers Communications, Inc.
1,645,000	3.80%, 03/15/2032(1)	1,523,762
1,935,000	4.55%, 03/15/2052(1)	1,722,450
325,000	Sprint Corp. 7.13%, 06/15/2024	342,063
	Telecom Italia Capital S.A.
145,000	6.00%, 09/30/2034	126,652
215,000	7.72%, 06/04/2038	201,831
3,065,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,071,191
	T-Mobile USA, Inc.
1,725,000	2.05%, 02/15/2028	1,522,590
160,000	2.70%, 03/15/2032(1)	135,926
4,605,000	3.50%, 04/15/2025	4,547,226
2,205,000	3.88%, 04/15/2030	2,090,578
1,330,000	4.50%, 04/15/2050	1,215,883
	Verizon Communications, Inc.
785,000	2.65%, 11/20/2040	595,350
500,000	2.85%, 09/03/2041	391,119
877,000	2.99%, 10/30/2056	625,373
1,971,000	4.27%, 01/15/2036	1,910,525
840,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	709,741
		41,122,280
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Transportation - 0.1%
	Union Pacific Corp.
$ 3,810,000	2.38%, 05/20/2031	$ 3,365,286
1,070,000	2.80%, 02/14/2032	963,960
25,000	2.97%, 09/16/2062	18,149
		4,347,395
	Trucking & Leasing - 0.3%
5,510,000	DAE Funding LLC 1.55%, 08/01/2024(1)	5,140,431
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,445,000	2.70%, 11/01/2024(1)	2,378,389
2,650,000	4.00%, 07/15/2025(1)	2,640,847
		10,159,667
	Water - 0.0%
750,000	American Water Capital Corp. 4.15%, 06/01/2049	687,976
	Total Corporate Bonds (cost $1,015,348,502)	$ 918,689,316
FOREIGN GOVERNMENT OBLIGATIONS - 4.7%
	Angola - 0.1%
	Angolan Government International Bond
2,215,000	8.00%, 11/26/2029(6)	$ 2,069,297
1,250,000	8.25%, 05/09/2028(6)	1,199,250
805,000	8.75%, 04/14/2032(1)(7)	761,329
		4,029,876
	Benin - 0.1%
	Benin Government International Bond
EUR 3,830,000	4.95%, 01/22/2035(1)	3,225,887
945,000	4.95%, 01/22/2035(6)	795,943
		4,021,830
	Bermuda - 0.0%
$ 980,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	859,950
	Brazil - 0.4%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	12,322,594
	Chile - 0.2%
	Chile Government International Bond
EUR 6,885,000	1.25%, 01/22/2051	4,777,166
$ 550,000	2.55%, 07/27/2033	459,217
1,230,000	3.10%, 05/07/2041	961,663
760,000	3.25%, 09/21/2071	518,259
360,000	3.50%, 01/31/2034	326,517
785,000	Republic of Chile 4.00%, 01/31/2052	672,761
		7,715,583
	Colombia - 0.2%
	Colombia Government International Bond
3,900,000	5.00%, 06/15/2045	2,903,973
570,000	5.20%, 05/15/2049	428,212
1,710,000	5.63%, 02/26/2044	1,379,920
		4,712,105
	Croatia - 0.2%
EUR 6,630,000	Croatia Government International Bond 1.50%, 06/17/2031(6)	6,122,342
	Dominican Republic - 0.2%
$ 7,375,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	6,255,452

The accompanying notes are an integral part of these financial statements.
152

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.7% - (continued)
	Egypt - 0.1%
	Egypt Government International Bond
$ 700,000	7.30%, 09/30/2033(1)	$ 523,880
725,000	8.50%, 01/31/2047(6)	524,972
660,000	8.88%, 05/29/2050(1)	485,100
		1,533,952
	Ghana - 0.0%
421,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	284,503
	Hungary - 0.2%
EUR 8,135,000	Hungary Government International Bond 1.63%, 04/28/2032(6)	7,320,463
	Indonesia - 0.3%
	Indonesia Government International Bond
7,745,000	1.10%, 03/12/2033	6,640,238
290,000	2.15%, 07/18/2024(6)	308,628
565,000	2.63%, 06/14/2023(6)	605,573
$ 435,000	3.55%, 03/31/2032	412,543
		7,966,982
	Ivory Coast - 0.1%
EUR 2,850,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(6)	2,521,041
	Jordan - 0.1%
$ 2,655,000	Jordan Government International Bond 5.85%, 07/07/2030(6)	2,359,658
	Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 2,645,000	2.75%, 01/18/2025(6)	2,672,256
3,615,000	3.68%, 06/03/2026(1)	3,679,405
		6,351,661
	Mexico - 1.0%
MXN 446,667,200	Mexican Bonos 7.75%, 05/29/2031	20,068,669
	Mexico Government International Bond
EUR 1,148,000	1.13%, 01/17/2030	1,008,760
8,990,000	1.45%, 10/25/2033	7,226,810
$ 1,590,000	3.50%, 02/12/2034	1,345,585
2,075,000	3.77%, 05/24/2061	1,452,335
930,000	4.28%, 08/14/2041	773,797
		31,875,956
	Morocco - 0.1%
EUR 5,180,000	Morocco Government International Bond 2.00%, 09/30/2030(6)	4,513,740
	Oman - 0.1%
$ 4,385,000	Oman Government International Bond 6.75%, 01/17/2048(1)	4,103,658
	Panama - 0.2%
	Panama Government International Bond
7,400,000	3.87%, 07/23/2060	5,529,872
440,000	4.30%, 04/29/2053	369,450
735,000	4.50%, 04/16/2050	635,643
1,455,000	4.50%, 01/19/2063	1,203,678
		7,738,643
	Philippines - 0.2%
	Philippine Government International Bond
EUR 7,030,000	1.20%, 04/28/2033	6,255,649
1,465,000	1.75%, 04/28/2041	1,199,155
		7,454,804
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.7% - (continued)
	Romania - 0.3%
	Romanian Government International Bond
EUR 5,115,000	2.63%, 12/02/2040(1)	$ 3,577,163
2,175,000	2.75%, 04/14/2041(6)	1,534,761
2,180,000	3.38%, 02/08/2038(6)	1,770,840
3,473,000	4.63%, 04/03/2049(6)	3,046,719
		9,929,483
	Russia - 0.0%
RUB 922,120,000	Russian Federal Bond - OFZ 5.90%, 03/12/2031(9)(10)(11)	13
	Saudi Arabia - 0.2%
EUR 5,060,000	Saudi Government International Bond 2.00%, 07/09/2039(6)	4,603,640
	Senegal - 0.1%
	Senegal Government International Bond
1,615,000	4.75%, 03/13/2028(6)	1,598,658
$ 2,000,000	6.25%, 05/23/2033(6)	1,786,500
		3,385,158
	United Arab Emirates - 0.1%
3,500,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	3,080,014
	Total Foreign Government Obligations (cost $209,570,281)	$ 151,063,101
MUNICIPAL BONDS - 1.6%
	Development - 0.2%
6,810,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 6,757,614
	General - 0.7%
	County of Riverside, CA
5,885,000	2.86%, 02/15/2026	5,710,713
5,895,000	3.07%, 02/15/2028	5,640,037
5,345,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	6,131,125
5,580,000	State Board of Administration Finance Corp. 1.26%, 07/01/2025	5,216,218
		22,698,093
	General Obligation - 0.1%
	State of Illinois, GO
1,801,164	4.95%, 06/01/2023	1,824,093
210,000	5.00%, 01/01/2023	213,132
840,000	6.88%, 07/01/2025	882,636
		2,919,861
	School District - 0.2%
	Chicago, IL, Board of Education, GO
380,000	6.04%, 12/01/2029	390,637
1,145,000	6.14%, 12/01/2039	1,183,808
4,470,000	6.32%, 11/01/2029	4,718,766
		6,293,211
	Transportation - 0.3%
965,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	907,250
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,640,375
7,005,000	5.18%, 11/15/2049	7,513,876
		11,061,501

The accompanying notes are an integral part of these financial statements.
153

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.6% - (continued)
	Utility - Electric - 0.1%
$ 1,301,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	$ 1,596,517
	Total Municipal Bonds (cost $52,219,060)	$ 51,326,797
SENIOR FLOATING RATE INTERESTS - 2.6%(12)
	Advertising - 0.0%
420,000	ABG Intermediate Holdings 2 LLC 4.00%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 416,325
292,500	Clear Channel Outdoor Holdings, Inc. 4.74%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	285,097
		701,422
	Aerospace/Defense - 0.0%
700,595	TransDigm, Inc. 3.01%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	687,108
	Airlines - 0.1%
355,000	AAdvantage Loyalty IP Ltd. 5.81%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	361,014
180,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	186,525
395,000	SkyMiles IP Ltd. 4.81%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	407,672
361,350	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	357,942
		1,313,153
	Auto Parts & Equipment - 0.1%
322,563	Adient U.S. LLC 4.01%, 04/10/2028, 1 mo. USD LIBOR + 3.250%	319,808
	Clarios Global L.P.
EUR 713,887	3.25%, 04/30/2026, 1 mo. EURIBOR + 3.250%	730,387
$ 437,928	4.01%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	430,448
	First Brands Group LLC
99,632	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	99,227
245,000	9.74%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	244,081
		1,823,951
	Chemicals - 0.1%
925,359	Axalta Coating Systems U.S. Holdings, Inc. 2.76%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	915,606
103,950	CPC Acquisition Corp. 4.76%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	98,233
872,813	Diamond (BC) B.V. 3.99%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	840,902
279,848	Tronox Finance LLC 3.22%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	276,787
		2,131,528
	Commercial Services - 0.3%
495,000	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	489,307
155,000	Amentum Government Services Holdings LLC 4.65%, 02/15/2029, 1 mo. USD SOFR + 4.000%	153,644
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.6%(12) - (continued)
	Commercial Services - 0.3% - (continued)
$ 467,650	APX Group, Inc. 4.05%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	$ 462,038
613,112	AVSC Holding Corp. 4.25%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	569,581
153,450	Belron Finance U.S. LLC 3.00%, 04/13/2028, 1 mo. USD LIBOR + 2.500%	152,588
EUR 315,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%	323,523
100,000	Boluda Corporacion Maritima S.L. 3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	103,201
$ 222,152	Ensemble RCM LLC 4.99%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	221,199
646,750	MPH Acquisition Holdings LLC 4.76%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	620,175
525,000	Parexel International Corp. 4.26%, 11/15/2028, 1 mo. USD LIBOR + 3.500%	520,900
234,413	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	230,603
EUR 105,975	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	108,710
	Verisure Holding AB
430,000	3.25%, 07/20/2026, 3 mo. EURIBOR + 3.250%	439,312
735,000	3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	750,871
$ 5,405,400	WEX, Inc. 3.01%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	5,349,346
269,325	WW International, Inc. 4.27%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	240,911
		10,735,909
	Construction Materials - 0.1%
491,287	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	407,769
780,513	Cornerstone Building Brands, Inc. 3.80%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	730,755
247,533	CP Atlas Buyer, Inc. 4.51%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	232,230
297	Ingersoll-Rand Services Co. 2.51%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	293
764,880	Quikrete Holdings, Inc. 3.39%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	743,165
		2,114,212
	Distribution/Wholesale - 0.0%
958,978	American Builders & Contractors Supply Co., Inc. 2.76%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	944,498
	Diversified Financial Services - 0.1%
258,614	Aretec Group, Inc. 5.01%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	258,291
770,949	Blackhawk Network Holdings, Inc. 3.76%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	759,932
1,066,259	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	1,062,090

The accompanying notes are an integral part of these financial statements.
154

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.6%(12) - (continued)
	Diversified Financial Services - 0.1% - (continued)
$ 406,927	Fleetcor Technologies Operating Co. LLC 2.51%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	$ 398,980
135,800	Minotaur Acquisition, Inc. 5.51%, 03/27/2026, 3 mo. USD LIBOR + 4.750%	134,564
385,000	Setanta Aircraft Leasing Designated Activity Company 3.01%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	382,194
		2,996,051
	Electrical Components & Equipment - 0.0%
129,675	Anticimex International AB 4.01%, 11/16/2028, 1 mo. USD LIBOR + 3.500%	127,974
	Electronics - 0.0%
370,000	II-VI, Inc. 0.00%, 01/14/2028, 1 mo. USD LIBOR + 2.750%(13)	367,843
406,925	Ingram Micro, Inc. 4.51%, 06/30/2028, 1 mo. USD LIBOR + 3.500%	405,195
EUR 100,000	Zephyr German BidCo GmbH 3.40%, 03/10/2028, 3 mo. EURIBOR + 3.400%	103,151
		876,189
	Engineering & Construction - 0.1%
$ 312,638	Artera Services LLC 4.51%, 03/06/2025, 1 mo. USD LIBOR + 3.500%	292,316
494,049	Brand Energy & Infrastructure Services, Inc. 5.29%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	468,448
638,115	Brown Group Holding LLC 3.51%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	628,224
		1,388,988
	Entertainment - 0.1%
	Crown Finance U.S., Inc.
EUR 30,971	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	24,562
$ 180,745	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	137,574
9,451	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	10,048
663,717	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	659,881
578,125	Golden Entertainment, Inc. 3.77%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	575,599
261,329	Penn National Gaming, Inc. 3.01%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	260,675
533,721	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	525,464
486,546	William Morris Endeavor Entertainment LLC 3.52%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	476,294
		2,670,097
	Environmental Control - 0.0%
160,000	Covanta Holding Corp. 3.26%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	159,101
	Food - 0.1%
	Froneri International Ltd.
EUR 200,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	201,086
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.6%(12) - (continued)
	Food - 0.1% - (continued)
$ 176,850	3.01%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	$ 172,429
529,041	Hostess Brands LLC 3.36%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	521,878
380,250	U.S. Foods, Inc. 2.51%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	374,216
		1,269,609
	Food Service - 0.0%
	Aramark Services, Inc.
207,256	2.51%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	203,629
279,750	2.51%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	274,404
		478,033
	Gas - 0.0%
758,550	UGI Energy Services LLC 4.51%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	756,418
	Hand/Machine Tools - 0.0%
283,268	Alliance Laundry Systems LLC 4.52%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	281,344
	Healthcare - Products - 0.1%
	Avantor Funding, Inc.
EUR 248,125	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	259,307
$ 526,404	3.01%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	522,455
208,425	Insulet Corp. 4.01%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	208,077
675,000	Medline Borrower LP 4.01%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	663,187
710,572	Sunshine Luxembourg S.a.r.l. 4.76%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	703,595
		2,356,621
	Healthcare - Services - 0.1%
405,900	ADMI Corp. 4.14%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	399,231
EUR 780,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	791,889
220,000	Elsan S.A.S. 3.50%, 06/16/2028, 3 mo. EURIBOR + 3.500%	227,605
$ 266,063	Envision Healthcare Corp. 4.51%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	161,633
98,992	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	98,553
	EyeCare Partners LLC
269,911	4.76%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	266,248
216,000	4.76%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	212,760
133,071	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	132,218
EUR 304,504	IQVIA, Inc. 2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	315,454
185,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	188,507

The accompanying notes are an integral part of these financial statements.
155

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.6%(12) - (continued)
	Healthcare - Services - 0.1% - (continued)
$ 279,545	MED ParentCo L.P. 5.01%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	$ 273,781
514,800	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	509,580
		3,577,459
	Home Furnishings - 0.0%
223,140	Weber-Stephen Products LLC 4.01%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	216,056
	Insurance - 0.1%
	Acrisure LLC
608,970	4.26%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	599,202
99,750	5.01%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	98,919
	Asurion LLC
270,028	3.89%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	268,629
732,483	4.01%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	715,394
265,000	6.01%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	256,801
370,000	6.01%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	358,530
	Hub International Ltd.
467,539	4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	461,110
281,223	4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	279,541
	Sedgwick Claims Management Services, Inc.
343,463	4.01%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	339,815
549,462	4.51%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	546,127
48,500	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	48,422
410,165	USI, Inc. 4.01%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	406,064
		4,378,554
	Internet - 0.1%
EUR 220,000	Adevinta ASA 3.00%, 06/26/2028, 3 mo. EURIBOR + 3.000%	228,754
$ 436,700	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	416,686
574,762	Go Daddy Operating Co. LLC 2.76%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	567,865
99,494	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	98,941
249,375	Proofpoint, Inc. 3.76%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	245,116
154,000	Rodan & Fields LLC 4.55%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	91,822
222,750	Shutterfly, Inc. 5.76%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	205,765
		1,854,949
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.6%(12) - (continued)
	IT Services - 0.0%
$ 374,263	Peraton Corp. 4.51%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	$ 370,929
746,700	Tempo Acquisition LLC 3.70%, 08/31/2028, 1 mo. USD SOFR + 3.000%	740,636
		1,111,565
	Leisure Time - 0.0%
354,112	Carnival Corp. 4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	348,358
307,675	Hayward Industries, Inc. 3.26%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	303,958
277,900	MajorDrive Holdings LLC 4.56%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	272,759
122,016	SRAM LLC 3.30%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	120,796
		1,045,871
	Lodging - 0.0%
	Caesars Resort Collection LLC
528,894	3.51%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	526,128
551,600	4.26%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	549,223
		1,075,351
	Machinery - Construction & Mining - 0.0%
508,587	Brookfield WEC Holdings, Inc. 3.51%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	498,969
	Machinery-Diversified - 0.0%
566,429	Vertical U.S. Newco, Inc. 4.02%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	560,413
400,000	Welbilt, Inc. 3.26%, 10/23/2025, 3 mo. USD LIBOR + 2.500%	397,752
		958,165
	Media - 0.2%
	Banijay Entertainment S.A.S
EUR 300,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	312,864
$ 305,350	4.20%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	303,289
565,725	Cable One, Inc. 2.76%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	558,936
890,298	Charter Communications Operating LLC 2.52%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	878,617
563,712	CSC Holdings LLC 3.05%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	552,088
573,687	Gray Television, Inc. 2.96%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	569,087
595,000	Telenet Financing USD LLC 2.55%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	581,612
	Virgin Media Bristol LLC
EUR 400,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	416,309
$ 290,000	3.80%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	288,333
		4,461,135

The accompanying notes are an integral part of these financial statements.
156

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.6%(12) - (continued)
	Miscellaneous Manufacturing - 0.0%
EUR 595,285	CeramTec AcquiCo GmbH 3.75%, 03/16/2029, 3 mo. EURIBOR + 3.750%	$ 614,990
$ 120,625	LTI Holdings, Inc. 4.26%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	117,962
489,924	Momentive Performance Materials USA LLC 4.02%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	485,946
		1,218,898
	Oil & Gas Services - 0.0%
317,158	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(9)(13)	9,515
	Packaging & Containers - 0.1%
557,200	Berlin Packaging LLC 4.28%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	550,001
505,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	497,996
134,663	Pretium PKG Holdings, Inc. 4.73%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	130,555
382,228	TricorBraun Holdings, Inc. 4.01%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	373,682
		1,552,234
	Pharmaceuticals - 0.1%
	Bausch Health Cos., Inc.
405,000	0.00%, 01/27/2027, 1 mo. USD SOFR + 5.250%(13)	391,331
167,466	3.76%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	166,455
585,363	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	583,929
765,065	Elanco Animal Health, Inc. 2.21%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	748,807
509,181	Gainwell Acquisition Corp. 5.01%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	506,956
336,600	Horizon Therapeutics USA, Inc. 2.44%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	332,211
33,155	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	32,942
481,363	Jazz Financing Lux S.a.r.l. 4.26%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	480,400
496,546	Organon & Co. 3.56%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	493,755
294,139	Pathway Vet Alliance LLC 4.76%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	291,260
		4,028,046
	Pipelines - 0.0%
204,757	BCP Raptor LLC 5.25%, 06/24/2024, 3 mo. USD LIBOR + 4.250%	204,085
79,652	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	79,155
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.6%(12) - (continued)
	Pipelines - 0.0% - (continued)
$ 395,259	Medallion Midland Acquisition LLC 4.51%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	$ 394,026
339,587	NorthRiver Midstream Finance L.P. 4.22%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	337,169
		1,014,435
	Real Estate - 0.0%
EUR 170,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	175,658
	Retail - 0.2%
$ 6,462	B.C. Unlimited Liability Co. 2.51%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	6,331
497,890	Beacon Roofing Supply, Inc. 3.01%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	491,667
	EG Group Ltd.
298,014	5.25%, 03/31/2026, 1 mo. USD LIBOR + 4.250%	291,458
EUR 185,000	7.00%, 04/10/2027, 3 mo. EURIBOR + 7.000%	191,506
$ 844,345	Great Outdoors Group LLC 4.51%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	834,846
627,147	Harbor Freight Tools USA, Inc. 3.51%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	604,513
296,250	IRB Holding Corp. 3.75%, 12/15/2027, 1 mo. USD SOFR + 3.000%	291,806
680,415	LBM Acquisition LLC 4.51%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	640,726
476,400	Michaels Cos., Inc. 5.26%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	433,376
263,013	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	260,251
704,675	SRS Distribution, Inc. 4.02%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	678,250
349,582	Staples, Inc. 5.32%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	334,568
290,584	White Cap Buyer LLC 4.45%, 10/19/2027, 1 mo. USD SOFR + 3.750%	283,410
		5,342,708
	Semiconductors - 0.0%
450,000	MKS Instruments, Inc. 0.00%, 04/08/2029(13)	447,750
	Software - 0.4%
	Athenahealth, Inc.
42,029	1.75%, 02/15/2029, 1 mo. USD SOFR + 3.500%(14)	41,399
247,971	4.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	244,251
EUR 310,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	324,173
$ 644,344	DCert Buyer, Inc. 4.76%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	641,122
1,871,435	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	1,855,527
251,835	Epicor Software Corp. 4.01%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	250,015

The accompanying notes are an integral part of these financial statements.
157

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.6%(12) - (continued)
	Software - 0.4% - (continued)
$ 439,432	Finastra USA, Inc. 4.74%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	$ 425,771
475,569	Hyland Software, Inc. 4.26%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	473,515
895,000	McAfee LLC 4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	870,388
545,000	Mitchell International, Inc. 4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	535,806
197,734	Navicure, Inc. 4.76%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	197,364
457,700	Polaris Newco LLC 4.76%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	452,359
412,364	RealPage, Inc. 4.01%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	405,407
889,126	SS&C European Holdings S.a.r.l. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	875,487
2,311,078	SS&C Technologies, Inc. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	2,277,109
	Ultimate Software Group, Inc.
246,886	4.21%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	244,108
322,730	4.76%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	320,948
1,077,363	Zelis Healthcare Corp. 3.96%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	1,069,390
		11,504,139
	Telecommunications - 0.1%
232,650	Frontier Communications Corp. 4.81%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	228,386
	Lorca Finco plc
EUR 460,000	3.75%, 09/17/2027, 3 mo. EURIBOR + 3.750%	473,087
425,000	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	443,108
$ 765,053	Zayo Group Holdings, Inc. 3.76%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	724,742
		1,869,323
	Textiles - 0.0%
685,000	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	668,163
	Transportation - 0.0%
519,050	First Student Bidco, Inc. 3.98%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	508,669
521,063	Savage Enterprises LLC 3.89%, 09/15/2028, 1 mo. USD LIBOR + 3.250%	516,587
		1,025,256
	Total Senior Floating Rate Interests (cost $84,042,471)	$ 81,846,405
U.S. GOVERNMENT AGENCIES - 38.7%
	Mortgage-Backed Agencies - 38.7%
	FHLMC - 4.9%
45,995	0.00%, 11/15/2036(15)(16)	$ 39,515
7,064,867	0.42%, 01/25/2027(3)(5)	83,008
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	FHLMC - 4.9% - (continued)
$ 10,106,674	0.64%, 01/25/2034(3)(5)	$ 432,853
21,294,847	0.73%, 03/25/2027(3)(5)	539,880
5,763,397	0.75%, 10/25/2026(3)(5)	133,620
24,113,671	0.81%, 12/25/2030(3)(5)	1,218,850
12,211,624	0.89%, 06/25/2027(3)(5)	395,353
5,753,574	0.97%, 11/25/2030(3)(5)	344,900
10,409,551	1.12%, 10/25/2030(3)(5)	708,783
17,046,250	1.21%, 06/25/2030(3)(5)	1,256,448
11,721,636	1.25%, 01/25/2030(3)(5)	820,273
12,397,183	1.54%, 05/25/2030(3)(5)	1,162,613
7,751,169	1.68%, 05/25/2030(3)(5)	788,581
747,966	1.75%, 10/15/2042	680,074
578,693	2.00%, 12/01/2040	524,219
3,380,061	2.00%, 05/01/2041	3,039,645
3,815,864	2.00%, 12/01/2041	3,431,488
2,899,392	2.00%, 02/01/2051	2,570,077
14,490,953	2.00%, 03/01/2051	12,838,427
2,342,443	2.00%, 04/01/2051	2,074,564
514,056	2.00%, 12/01/2051	454,704
21,634,823	2.00%, 03/01/2052	19,138,267
485,944	2.00%, 04/01/2052	429,866
44,333,774	2.00%, 05/01/2052	39,217,235
320,636	2.50%, 12/15/2026(5)	7,187
466,072	2.50%, 03/15/2028(5)	23,233
369,747	2.50%, 05/15/2028(5)	19,271
1,728,973	2.50%, 05/01/2050	1,585,321
2,039,457	2.50%, 06/01/2050	1,868,315
1,634,766	2.52%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,630,658
1,135,040	2.75%, 12/15/2041	1,074,565
753,679	2.97%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	758,346
628,403	3.00%, 03/15/2028(5)	36,925
483,370	3.00%, 08/01/2029	481,762
386,109	3.00%, 05/15/2032(5)	15,007
4,381,148	3.00%, 10/01/2032	4,346,874
358,447	3.00%, 03/15/2033(5)	33,100
1,791,956	3.00%, 04/01/2033	1,775,382
1,789,283	3.00%, 11/01/2036	1,727,080
1,778,124	3.00%, 01/01/2037	1,716,216
302,000	3.00%, 04/15/2042	283,416
3,900,263	3.00%, 08/15/2043	3,821,911
1,423,687	3.00%, 07/15/2045	1,331,103
4,083,483	3.00%, 11/01/2046	3,921,194
8,512,335	3.00%, 12/01/2046	8,180,129
3,967,081	3.02%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	3,993,883
995,000	3.12%, 10/25/2031(3)	964,951
561,620	3.12%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	564,100
417,645	3.25%, 11/15/2041	410,383
37,960	3.50%, 06/15/2026(5)	81
158,527	3.50%, 09/15/2026(5)	7,827
213,137	3.50%, 03/15/2027(5)	10,090
5,529,513	3.50%, 01/15/2033(5)	647,505
873,778	3.50%, 08/01/2034	872,008
1,062,379	3.50%, 03/15/2041(5)	51,969
2,030,170	3.50%, 01/15/2043(5)	328,106
643,209	3.50%, 10/15/2045	629,945
310,263	3.50%, 06/01/2046	306,949
1,516,736	3.50%, 10/01/2047	1,489,434
734,654	3.50%, 12/01/2047	722,537
1,972,690	3.50%, 01/01/2048	1,939,791

The accompanying notes are an integral part of these financial statements.
158

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	FHLMC - 4.9% - (continued)
$ 1,437,120	3.50%, 03/01/2048	$ 1,416,518
114,345	3.50%, 04/01/2048	112,350
596,335	3.50%, 05/01/2048	583,423
1,136,647	3.50%, 12/01/2048	1,113,299
603,742	4.00%, 08/01/2025	614,749
152,261	4.00%, 08/15/2026(5)	6,111
605,110	4.00%, 07/15/2027(5)	25,015
850,291	4.00%, 03/15/2028(5)	40,467
220,118	4.00%, 06/15/2028(5)	11,856
642,989	4.00%, 07/15/2030(5)	59,327
1,978,897	4.00%, 05/25/2040(5)	271,148
845,405	4.00%, 05/01/2042	856,554
263,819	4.00%, 08/01/2042	267,326
426,068	4.00%, 09/01/2042	431,733
110,174	4.00%, 07/01/2044	111,252
384,881	4.00%, 02/01/2046	389,914
929,060	4.00%, 11/01/2047	935,324
152,446	4.00%, 09/01/2048	152,919
211,329	4.50%, 02/01/2039	220,567
1,541,882	4.50%, 05/01/2042	1,609,239
393,028	4.50%, 07/01/2042	409,224
246,808	4.50%, 09/01/2044	257,042
906,349	4.75%, 07/15/2039	941,701
530,266	5.00%, 09/15/2033(5)	88,819
86,972	5.00%, 04/01/2038	92,083
236,229	5.00%, 08/01/2039	250,196
153,324	5.00%, 09/01/2039	161,695
221,129	5.00%, 01/01/2040	235,382
71,809	5.00%, 08/01/2040	76,344
3,473	5.00%, 02/01/2041	3,682
107,549	5.00%, 07/01/2041	113,819
163,038	5.00%, 04/01/2044	172,546
4,283,969	5.00%, 03/15/2045(5)	944,453
79,707	5.00%, 03/01/2047	82,810
20,206	5.00%, 11/01/2047	21,005
747,056	5.00%, 02/15/2048(5)	161,571
23,430	5.50%, 08/15/2033	25,008
425,712	5.50%, 04/15/2036(5)	79,102
4,128	5.50%, 11/01/2037	4,395
18,965	5.50%, 04/01/2038	20,202
18,448	5.50%, 06/01/2038	19,650
1,004,357	5.50%, 08/01/2038	1,064,388
53,153	5.50%, 05/01/2040	56,588
217,303	5.50%, 08/01/2040	231,347
238,308	5.50%, 06/01/2041	253,710
1,606,364	5.50%, 10/15/2046(5)	316,867
842,116	5.50%, 12/15/2046(5)	140,571
4,331	6.00%, 01/01/2023	4,355
9,850	6.00%, 11/01/2032	10,411
62,754	6.00%, 11/01/2033	68,954
45,824	6.00%, 02/01/2034	50,352
69,236	6.00%, 07/01/2034	76,279
19,935	6.00%, 08/01/2034	21,963
31,302	6.00%, 09/01/2034	34,134
20,460	6.00%, 01/01/2035	21,720
18,446	6.00%, 03/01/2035	20,225
19,373	6.00%, 05/01/2038	20,479
104,745	6.00%, 06/01/2038	112,586
314,813	6.00%, 05/15/2039	342,026
282,904	6.50%, 07/15/2036	304,112
		156,440,684
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	FNMA - 6.9%
$ 49,058	0.00%, 03/25/2036(15)(16)	$ 42,422
463,443	0.00%, 06/25/2036(15)(16)	409,798
661,055	0.00%, 06/25/2041(15)(16)	550,637
100,000	0.00%, 09/25/2041(15)(16)	73,991
8,478,086	0.41%, 01/25/2030(3)(5)	150,582
1,059,944	1.34%, 05/25/2046(3)(5)	48,049
982,727	1.52%, 08/25/2044(3)(5)	49,879
1,023,256	1.52%, 06/25/2055(3)(5)	45,920
14,012,432	1.56%, 05/25/2029(3)(5)	1,145,656
1,260,291	1.60%, 04/25/2055(5)	49,705
1,301,662	1.75%, 12/25/2042	1,207,135
834,931	2.00%, 09/25/2039	785,234
7,497,809	2.00%, 12/01/2040	6,759,348
2,146,015	2.00%, 04/01/2041	1,930,102
718,936	2.00%, 05/01/2041	646,759
4,627,964	2.00%, 10/01/2041	4,161,806
1,794,851	2.00%, 02/01/2042	1,618,237
10,554	2.00%, 08/25/2043	10,540
3,450,224	2.00%, 09/01/2050	3,060,183
1,744,877	2.00%, 12/01/2050	1,547,485
9,572,155	2.00%, 02/01/2051	8,481,041
28,458,254	2.00%, 03/01/2051	25,207,662
12,280,543	2.00%, 04/01/2051	10,879,236
1,012,108	2.00%, 05/01/2051	896,486
8,513,426	2.00%, 12/01/2051	7,531,099
1,256,628	2.00%, 02/01/2052	1,111,606
12,043,805	2.00%, 03/01/2052	10,653,966
800,951	2.00%, 04/01/2052	708,532
250,199	2.50%, 06/25/2028(5)	12,832
186,900	2.50%, 01/01/2043	172,594
1,146,630	2.50%, 02/01/2043	1,060,508
1,083,660	2.50%, 03/01/2043	1,001,080
420,000	2.50%, 03/25/2043	369,008
503,684	2.50%, 04/01/2043	465,848
241,451	2.50%, 06/01/2043	223,298
383,132	2.50%, 08/01/2043	354,457
4,757,268	2.50%, 10/01/2050	4,390,823
20,225,295	2.50%, 11/01/2051	18,583,378
6,178,826	2.50%, 12/01/2051	5,651,723
3,072,738	2.50%, 01/01/2052	2,812,318
13,753,215	2.50%, 02/01/2052	12,586,779
3,854,019	2.50%, 01/01/2057	3,525,283
77,634	2.55%, 07/25/2044	76,122
605,345	3.00%, 02/25/2027(5)	20,691
253,163	3.00%, 09/25/2027(5)	14,033
158,047	3.00%, 12/25/2027(5)	9,777
1,216,303	3.00%, 01/25/2028(5)	63,771
341,606	3.00%, 01/01/2030	340,201
3,462,090	3.00%, 04/25/2033(5)	238,717
943,851	3.00%, 08/01/2033	936,927
362,596	3.00%, 06/01/2035	350,994
344,998	3.00%, 07/01/2035	333,960
2,076,233	3.00%, 03/01/2037	2,008,490
67,991	3.00%, 10/01/2037	65,776
2,463,284	3.00%, 03/25/2043	2,335,907
2,666,495	3.00%, 01/25/2045	2,494,953
450,372	3.00%, 05/25/2047	441,264
1,869,782	3.00%, 09/01/2048	1,794,390
1,466,366	3.00%, 08/25/2049	1,401,280
1,302,889	3.00%, 08/01/2050	1,237,125
2,871,469	3.00%, 05/01/2051	2,728,813
2,296,462	3.00%, 10/01/2051	2,175,707
2,560,756	3.00%, 12/01/2051	2,426,107

The accompanying notes are an integral part of these financial statements.
159

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	FNMA - 6.9% - (continued)
$ 600,000	3.00%, 09/25/2057	$ 542,074
236,152	3.24%, 12/01/2026	235,431
603,634	3.30%, 12/01/2026	603,230
324,528	3.38%, 12/01/2029	325,720
509,775	3.41%, 11/01/2024	511,537
682,828	3.50%, 05/25/2027(5)	40,626
481,141	3.50%, 10/25/2027(5)	31,675
468,867	3.50%, 05/25/2030(5)	39,278
181,162	3.50%, 08/25/2030(5)	12,827
310,021	3.50%, 02/25/2031(5)	16,067
3,176,061	3.50%, 08/25/2033(5)	363,773
409,209	3.50%, 09/25/2035(5)	42,694
3,191,677	3.50%, 11/25/2039(5)	369,951
111,145	3.50%, 09/01/2043	110,004
800,932	3.50%, 10/01/2044	791,332
701,352	3.50%, 02/01/2045	693,672
902,014	3.50%, 01/01/2046	891,888
143,701	3.50%, 02/01/2046	141,366
700,132	3.50%, 03/01/2046	692,636
1,238,165	3.50%, 09/01/2046	1,221,774
491,066	3.50%, 10/01/2046	484,692
436,133	3.50%, 10/25/2046(5)	78,543
688,229	3.50%, 11/01/2046	676,142
3,638,113	3.50%, 12/01/2046	3,600,803
1,189,430	3.50%, 05/01/2047	1,173,132
2,478,996	3.50%, 09/01/2047	2,438,525
431,932	3.50%, 12/01/2047	426,293
1,206,834	3.50%, 01/01/2048	1,182,223
405,202	3.50%, 02/01/2048	399,083
427,363	3.50%, 02/25/2048	422,705
500,000	3.50%, 05/25/2048	471,431
1,812,716	3.50%, 07/01/2048	1,792,176
395,554	3.50%, 11/01/2048	388,366
5,930,988	3.50%, 09/01/2057	5,834,247
2,479,461	3.50%, 05/01/2058	2,438,681
3,188,802	3.50%, 12/25/2058	3,143,412
200,000	3.55%, 02/01/2030	200,159
146,812	4.00%, 06/01/2025	149,372
790,770	4.00%, 05/25/2027(5)	37,746
1,001,388	4.00%, 01/25/2038(5)	145,274
664,327	4.00%, 04/01/2038	675,094
1,247,212	4.00%, 10/01/2040	1,262,649
451,577	4.00%, 11/01/2040	456,595
491,953	4.00%, 12/01/2040	498,071
166,233	4.00%, 02/01/2041	168,295
495,898	4.00%, 03/01/2041	501,852
1,457,283	4.00%, 06/01/2041	1,470,513
205,961	4.00%, 03/25/2042(5)	23,915
172,837	4.00%, 08/01/2042	174,853
457,527	4.00%, 09/01/2042	463,219
123,422	4.00%, 11/25/2042(5)	15,733
222,871	4.00%, 11/25/2043	225,893
63,737	4.00%, 06/01/2044	64,526
8,591	4.00%, 08/01/2044	8,697
70,662	4.00%, 10/01/2044	71,537
106,004	4.00%, 11/01/2044	106,901
68,391	4.00%, 03/01/2045	69,240
98,205	4.00%, 05/01/2045	99,028
592,909	4.00%, 07/01/2045	601,958
388,081	4.00%, 05/01/2046	392,354
524,007	4.00%, 06/01/2046	528,604
638,288	4.00%, 04/01/2047	648,032
1,158,438	4.00%, 10/01/2047	1,165,605
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	FNMA - 6.9% - (continued)
$ 1,208,638	4.00%, 11/01/2047	$ 1,214,234
962,810	4.00%, 09/01/2048	962,372
2,247,247	4.00%, 01/01/2049	2,248,630
462,688	4.06%, 03/01/2030	477,504
80,507	4.50%, 08/01/2024	82,180
5,232	4.50%, 04/01/2025	5,347
124,011	4.50%, 07/25/2027(5)	4,827
352,640	4.50%, 09/01/2035	366,946
76,607	4.50%, 08/01/2040	79,831
910,649	4.50%, 10/01/2040	949,735
46,317	4.50%, 08/01/2041	48,334
9,578	4.50%, 09/01/2041	9,950
423,247	4.50%, 10/01/2041	441,491
1,815,378	4.50%, 08/25/2043(5)	359,243
381,737	4.50%, 09/01/2043	398,060
314,975	4.50%, 09/25/2048(5)	46,175
950,750	4.50%, 04/01/2049	970,239
2,684,131	4.50%, 01/01/2051	2,817,495
111,903	5.00%, 04/25/2038	114,785
1,625,503	5.00%, 12/25/2043(5)	337,508
2,883	5.50%, 06/01/2022	2,885
70,506	5.50%, 06/01/2033	74,991
273,336	5.50%, 07/01/2033	289,551
15,789	5.50%, 08/01/2033	16,781
1,041,051	5.50%, 11/01/2035	1,107,627
234,343	5.50%, 04/01/2036	249,193
211,133	5.50%, 04/25/2037	225,556
1,890,687	5.50%, 11/25/2040(5)	300,519
507,461	5.50%, 06/25/2042(5)	111,684
881,313	5.50%, 09/25/2044(5)	168,716
57,090	5.51%, 05/25/2042(3)(5)	5,801
6,089	6.00%, 11/01/2031	6,429
102,142	6.00%, 12/01/2032	109,296
98,500	6.00%, 03/01/2033	106,578
194,377	6.00%, 02/01/2037	214,692
153,834	6.00%, 12/01/2037	169,900
90,649	6.00%, 03/01/2038	99,350
48,541	6.00%, 10/01/2038	53,621
1,449,768	6.00%, 01/25/2042(5)	179,626
1,018,810	6.00%, 09/25/2047(5)	212,753
1,716	7.50%, 12/01/2029	1,761
7,636	7.50%, 03/01/2030	8,295
9,845	7.50%, 09/01/2031	10,003
		220,982,248
	GNMA - 7.4%
554,445	1.75%, 09/20/2043	534,030
446,063	2.00%, 01/20/2042	438,606
7,780,000	2.00%, 05/19/2052(17)	7,065,212
548,176	2.14%, 04/20/2040	485,064
516,350	2.50%, 12/16/2039	502,107
1,028,192	2.50%, 07/20/2041	996,365
3,806,453	2.50%, 09/20/2051	3,547,199
12,561,571	2.50%, 10/20/2051	11,704,822
53,580,000	2.50%, 05/19/2052(17)	49,808,471
321,451	3.00%, 09/20/2028(5)	17,890
4,953,077	3.00%, 05/20/2035(5)	307,090
307,811	3.00%, 09/16/2042	293,909
299,090	3.00%, 09/20/2042	284,725
82,476	3.00%, 11/15/2042	79,447
357,855	3.00%, 02/16/2043(5)	47,325
84,265	3.00%, 06/15/2043	80,768
14,317	3.00%, 07/15/2043	13,676

The accompanying notes are an integral part of these financial statements.
160

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	GNMA - 7.4% - (continued)
$ 3,347,622	3.00%, 01/16/2044	$ 3,212,548
45,789	3.00%, 10/15/2044	43,867
68,849	3.00%, 02/15/2045	65,855
37,514	3.00%, 03/15/2045	35,927
150,216	3.00%, 04/15/2045	143,824
359,265	3.00%, 04/20/2045	349,886
36,168	3.00%, 06/15/2045	34,660
932,083	3.00%, 07/15/2045	892,188
15,692	3.00%, 08/15/2045	15,028
44,575	3.00%, 11/20/2045	42,950
169,000	3.00%, 02/20/2046	159,476
571,586	3.00%, 10/20/2047	567,693
4,515,233	3.00%, 08/20/2051	4,324,147
3,893,701	3.00%, 10/20/2051	3,725,558
12,879,716	3.00%, 12/20/2051	12,322,470
65,560,000	3.00%, 05/19/2052(17)	62,581,630
136,117	3.50%, 02/16/2027(5)	7,596
343,507	3.50%, 03/20/2027(5)	19,306
294,149	3.50%, 07/20/2040(5)	16,342
434,267	3.50%, 12/20/2040	436,605
375,332	3.50%, 02/20/2041(5)	10,939
872,753	3.50%, 04/20/2042(5)	56,457
262,273	3.50%, 05/15/2042	261,215
1,917,470	3.50%, 10/20/2042(5)	312,365
536,956	3.50%, 12/15/2042	539,917
594,885	3.50%, 03/15/2043	598,166
662,805	3.50%, 04/15/2043	666,478
1,289,981	3.50%, 05/15/2043	1,286,594
174,000	3.50%, 05/20/2043(5)	25,749
733,374	3.50%, 07/20/2043(5)	97,439
2,450,591	3.50%, 06/20/2046	2,432,890
2,464,403	3.50%, 02/20/2047	2,439,368
347,676	3.50%, 07/20/2047	343,870
2,724,408	3.50%, 08/20/2047	2,694,507
97,411	3.50%, 09/20/2047	96,760
120,150	3.50%, 10/20/2047	118,831
566,844	3.50%, 11/20/2047	560,621
516,309	3.50%, 03/20/2048	510,654
2,033,331	3.50%, 07/20/2049	1,998,436
22,250,000	3.50%, 05/19/2052(17)	21,794,570
1,540,691	3.88%, 08/15/2042	1,578,041
352,166	4.00%, 04/16/2026(5)	14,831
85,951	4.00%, 12/16/2026(5)	3,695
1,243,311	4.00%, 05/20/2029(5)	62,089
847,614	4.00%, 09/20/2040	867,977
146,152	4.00%, 10/20/2040	148,433
397,231	4.00%, 12/20/2040	407,838
76,394	4.00%, 02/15/2041	79,006
157,611	4.00%, 05/16/2042(5)	18,757
2,357,166	4.00%, 09/16/2042(5)	535,184
356,654	4.00%, 03/20/2043(5)	60,884
129,081	4.00%, 01/20/2044(5)	22,268
1,999,855	4.00%, 02/20/2045	2,028,360
1,568,881	4.00%, 08/20/2045	1,593,552
1,121,892	4.00%, 03/20/2047(5)	163,578
501,574	4.00%, 11/20/2047	506,475
1,380,505	4.00%, 03/20/2048	1,393,544
5,698,043	4.00%, 07/20/2048	5,758,401
17,055	4.50%, 07/15/2033	17,774
31,310	4.50%, 05/15/2040	33,008
271,123	4.50%, 06/15/2041	284,602
22,665	4.50%, 09/20/2041	23,835
11,833	4.50%, 05/20/2044	12,535
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	GNMA - 7.4% - (continued)
$ 613,878	4.50%, 06/20/2044	$ 651,045
515,691	4.50%, 10/20/2044	542,336
519,724	4.50%, 04/20/2045(5)	97,672
912,682	4.50%, 05/20/2045(5)	148,152
2,846,715	4.50%, 08/20/2045(5)	498,761
433,130	4.50%, 01/20/2046	456,180
1,754,430	4.50%, 12/16/2046(5)	310,043
1,741,251	4.50%, 01/20/2047(5)	211,407
1,873,175	4.50%, 05/20/2048(5)	277,900
1,557,185	4.50%, 08/20/2049	1,595,017
2,596,178	4.50%, 09/20/2049	2,655,831
72,309	5.00%, 05/20/2034	77,483
25,538	5.00%, 07/15/2039	27,247
1,379,381	5.00%, 02/16/2040(5)	295,334
233,804	5.00%, 05/20/2040(5)	45,641
368,736	5.00%, 06/15/2041	394,967
534,916	5.00%, 10/16/2041(5)	87,818
521,879	5.00%, 03/15/2044	558,857
884,084	5.00%, 06/20/2046(5)	141,732
313,909	5.00%, 01/16/2047(5)	65,785
213,317	5.00%, 09/16/2047(5)	41,754
260,888	5.00%, 06/20/2048(5)	47,708
5,200,000	5.00%, 05/19/2052(17)	5,416,125
247,163	5.50%, 05/15/2033	267,344
16,268	5.50%, 06/15/2035	17,554
20,167	5.50%, 04/15/2038	21,273
195,558	5.50%, 05/20/2038	205,586
859,461	5.50%, 03/20/2039(5)	151,043
983,446	5.50%, 02/16/2047(5)	164,909
497,987	5.50%, 02/20/2047(5)	88,334
1,000,000	5.50%, 05/20/2051(17)	1,049,375
801,439	5.88%, 07/20/2039(3)(5)	84,834
42,768	6.00%, 11/15/2032	45,745
78,244	6.00%, 02/15/2033	82,733
9,547	6.00%, 07/15/2033	10,088
32,437	6.00%, 10/15/2034	34,307
149,428	6.00%, 03/15/2036	159,846
1,798	6.00%, 05/15/2036	1,968
51,540	6.00%, 10/15/2036	56,833
20,903	6.00%, 01/15/2037	22,203
63,063	6.00%, 02/15/2037	69,995
110,855	6.00%, 06/15/2037	122,411
56,958	6.00%, 11/15/2037	60,788
38,875	6.00%, 06/15/2038	41,544
48,376	6.00%, 08/15/2038	52,353
99,012	6.00%, 10/15/2038	105,114
49,781	6.00%, 11/15/2038	54,319
38,881	6.00%, 12/15/2038	41,650
50,799	6.00%, 01/15/2039	54,484
141,696	6.00%, 04/15/2039	149,808
68,658	6.00%, 08/15/2039	72,542
5,458	6.00%, 09/15/2039	5,767
10,286	6.00%, 11/15/2039	11,425
10,662	6.00%, 06/15/2040	11,265
75,185	6.00%, 09/15/2040	82,388
1,139,797	6.00%, 09/20/2040(5)	212,797
73,462	6.00%, 12/15/2040	80,740
241,259	6.00%, 06/15/2041	267,659
956,526	6.00%, 02/20/2046(5)	136,579
8,689	6.50%, 09/15/2028	9,185
806	6.50%, 10/15/2028	852
3,466	6.50%, 12/15/2028	3,664
21,099	6.50%, 05/15/2029	22,654

The accompanying notes are an integral part of these financial statements.
161

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	GNMA - 7.4% - (continued)
$ 20,797	6.50%, 08/15/2031	21,981
2,141	6.50%, 09/15/2031	$ 2,263
8,761	6.50%, 10/15/2031	9,260
97,941	6.50%, 11/15/2031	103,524
20,361	6.50%, 01/15/2032	21,522
4,563	6.50%, 03/15/2032	4,823
4,581	6.50%, 04/15/2032	4,843
		236,611,724
	UMBS - 19.5%
13,810,000	1.50%, 05/17/2037(17)	12,639,656
14,200,000	1.50%, 05/12/2052(17)	11,990,125
1,000,000	2.00%, 05/17/2037(17)	937,363
19,175,000	2.00%, 05/12/2052(17)	16,933,922
162,170,000	2.00%, 06/13/2052(17)	142,945,027
49,160,000	2.50%, 05/17/2037(17)	47,064,929
136,068,000	2.50%, 05/12/2052(17)	124,268,353
152,405,000	2.50%, 06/13/2052(17)	138,902,083
3,800,000	3.00%, 05/17/2037(17)	3,726,682
37,237,000	3.00%, 05/12/2052(17)	35,149,692
34,106,000	3.50%, 05/12/2052(17)	33,114,794
45,525,000	4.00%, 05/12/2052(17)	45,314,269
12,280,000	4.50%, 05/12/2052(17)	12,488,592
2,100,000	5.00%, 05/13/2051(17)	2,172,844
		627,648,331
	Total U.S. Government Agencies (cost $1,285,688,855)	$ 1,241,682,987
U.S. GOVERNMENT SECURITIES - 22.1%
	Other Direct Federal Obligations - 0.0%
	FHLB - 0.0%
700,000	4.25%, 09/15/2065	$ 764,057
	U.S. Treasury Securities - 22.1%
	U.S. Treasury Bonds - 11.7%
2,538,325	0.13%, 02/15/2051(18)	2,343,489
13,341,898	0.88%, 02/15/2047(18)	14,585,578
2,007,064	1.00%, 02/15/2048(18)	2,271,484
82,220,000	1.25%, 05/15/2050	55,087,400
17,030,000	1.38%, 11/15/2040	12,779,152
23,005,000	1.38%, 08/15/2050	15,911,192
9,745,000	1.88%, 02/15/2041	7,977,577
20,885,000	2.50%, 02/15/2045	18,548,491
18,100,000	2.50%, 02/15/2046(19)	16,110,414
23,034,000	2.88%, 11/15/2046(20)	22,013,666
6,035,000	3.00%, 05/15/2045	5,856,543
12,500,000	3.00%, 02/15/2047	12,225,098
17,840,000	3.00%, 02/15/2048	17,603,759
28,740,000	3.13%, 02/15/2043	28,469,440
55,100,000	3.13%, 08/15/2044(21)	54,536,086
22,900,000	3.13%, 05/15/2048	23,188,039
63,465,000	3.38%, 05/15/2044	65,361,512
		374,868,920
	U.S. Treasury Notes - 10.4%
3,224,690	0.13%, 07/15/2030(18)	3,293,928
25,955,000	0.63%, 11/30/2027	22,868,788
44,080,000	0.63%, 12/31/2027	38,761,128
109,870,000	0.63%, 08/15/2030	91,569,778
13,785,000	0.75%, 04/30/2026	12,655,815
6,265,462	0.75%, 07/15/2028(18)	6,686,178
52,390,000	1.25%, 08/15/2031	45,431,953
80,440,000	1.38%, 11/15/2031	70,347,294
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 22.1% - (continued)
	U.S. Treasury Securities - 22.1% - (continued)
	U.S. Treasury Notes - 10.4% - (continued)
$ 35,920,000	1.63%, 05/15/2031		$ 32,326,597
10,320,000	3.13%, 11/15/2028		10,424,813
			334,366,272
	Total U.S. Government Securities (cost $815,677,291)		$ 709,999,249
COMMON STOCKS - 0.0%
	Energy - 0.0%
38,914	Ascent Resources - Marcellus LLC Class A(10)(11)		$ 62,263
4,601	Foresight Energy LLC		78,214
13,623	Philadelphia Energy Solutions(10)(11)		—
	Total Common Stocks (cost $281,412)		$ 140,477
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 3.50%(2)		$ 368,165
	Total Preferred Stocks (cost $332,990)		$ 368,165
WARRANTS - 0.0%
	Energy - 0.0%
10,075	Ascent Resources - Marcellus LLC Expires 3/30/2023(10)(11)		$ 413
	Total Warrants (cost $806)		$ 413
	Total Long-Term Investments (Cost $4,228,491,392)		$ 3,888,551,429
SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 1.8%
57,442,512	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $57,443,661; collateralized by U.S. Treasury Note at 1.625%, maturing 05/15/2031, with a market value of $58,591,365.		$ 57,442,512
	Securities Lending Collateral - 0.2%
2,118,732	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(22)		2,118,732
5,139,606	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(22)		5,139,606
			7,258,338
	Total Short-Term Investments (cost $64,700,850)		$ 64,700,850
	Total Investments (cost $4,293,192,242)	123.1%	$ 3,953,252,279
	Other Assets and Liabilities	(23.1)%	(741,311,331)
	Total Net Assets	100.0%	$ 3,211,940,948
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
162

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $965,767,437, representing 30.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $56,751,627, representing 1.8% of net assets.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $62,689, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(11)	Investment valued using significant unobservable inputs.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2022, the aggregate value of the unfunded commitment was $41,399, which represents 0.0% of total net assets.
(15)	Securities disclosed are principal-only strips.
(16)	Security is a zero-coupon bond.
(17)	Represents or includes a TBA transaction.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2022, the market value of securities pledged was $14,908,809.
(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2022, the market value of securities pledged was $3,281,885.
(21)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2022, the market value of securities pledged was $9,123,689.
(22)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
163

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

OTC Swaptions Outstanding at April 30, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.IG.38.V1 *	GSC	72.50%	Pay	05/18/2022	USD	(242,535,000)	$ (62,492)	$ (436,563)	$ 374,071
CDX.NA.IG.38.V1 *	GSC	77.50%	Pay	05/18/2022	USD	(242,535,000)	(210,959)	(388,056)	177,097
							$ (273,451)	$ (824,619)	$ 551,168
Put
CDX.NA.IG.38.V1 *	GSC	72.50%	Receive	05/18/2022	USD	(242,535,000)	$ (1,405,403)	$ (648,781)	$ (756,622)
CDX.NA.IG.38.V1 *	GSC	77.50%	Receive	05/18/2022	USD	(242,535,000)	(984,369)	(630,591)	(353,778)
							$ (2,389,772)	$ (1,279,372)	$ (1,110,400)
Total Written Option Contracts OTC swaption contracts							$ (2,663,223)	$ (2,103,991)	$ (559,232)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,571	06/30/2022	$ 331,186,438	$ (45,179)
U.S. Treasury 5-Year Note Future	1,919	06/30/2022	216,217,328	(7,044,041)
Total				$ (7,089,220)
Short position contracts:
Euro-BUND Future	779	06/08/2022	$ 126,221,221	$ 8,251,786
Euro-BUXL 30-Year Bond Future	90	06/08/2022	16,233,785	2,738,935
U.S. Treasury 10-Year Note Future	969	06/21/2022	115,462,406	1,556,887
U.S. Treasury 10-Year Ultra Future	1,793	06/21/2022	231,297,000	10,872,936
U.S. Treasury Long Bond Future	473	06/21/2022	66,545,188	6,133,527
U.S. Treasury Ultra Bond Future	462	06/21/2022	74,122,125	6,774,226
Total				$ 36,328,297
Total futures contracts				$ 29,239,077

TBA Sale Commitments Outstanding at April 30, 2022
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
UMBS, 2.50%	$ 4,700,000	05/17/2037	$ (4,499,698)	$ 46,817
UMBS, 5.50%	1,700,000	05/12/2052	(1,773,313)	15,938
Total TBA sale commitments (proceeds receivable $6,335,766)			$ (6,273,011)	$ 62,755
At April 30, 2022, the aggregate market value of TBA Sale Commitments represents (0.2)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	912	(0.18%)	07/25/2045	Monthly	$ 12	$ —	$ 10	$ (2)
ABX.HE.AAA.07	GSC	USD	142,815	(0.09%)	08/25/2037	Monthly	29,387	—	6,176	(23,211)
ABX.HE.AAA.07	GSC	USD	625,531	(0.09%)	08/25/2037	Monthly	129,377	—	27,051	(102,326)
The accompanying notes are an integral part of these financial statements.
164

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2022 – (continued)
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices – (continued):
Buy protection – (continued):
ABX.HE.AAA.07	CSI	USD	1,356,745	(0.09%)	08/25/2037	Monthly	$ 322,652	$ —	$ 58,671	$ (263,981)
ABX.HE.PENAAA.06	MSC	USD	111,308	(0.11%)	05/25/2046	Monthly	12,459	—	8,151	(4,308)
ABX.HE.PENAAA.06	JPM	USD	367,819	(0.11%)	05/25/2046	Monthly	41,071	—	26,934	(14,137)
ABX.HE.PENAAA.06	GSC	USD	296,745	(0.11%)	05/25/2046	Monthly	68,640	—	21,729	(46,911)
PrimeX.ARM.2 (2)(3)	MSC	USD	63,093	(4.58%)	12/25/2037	Monthly	—	(141)	(296)	(155)
Total							$ 603,598	$ (141)	$ 148,426	$ (455,031)
Sell protection:
ABX.HE.AAA.06	MSC	USD	913	0.18%	07/25/2045	Monthly	$ —	$ —	$ (11)	$ (11)
ABX.HE.AAA.07	MSC	USD	142,815	0.09%	08/25/2037	Monthly	1,050	—	(6,176)	(7,226)
ABX.HE.AAA.07	MSC	USD	625,530	0.09%	08/25/2037	Monthly	4,569	—	(27,049)	(31,618)
ABX.HE.AAA.07	MSC	USD	1,356,744	0.09%	08/25/2037	Monthly	9,980	—	(58,667)	(68,647)
ABX.HE.PENAAA.06	BCLY	USD	775,874	0.11%	05/25/2046	Monthly	—	(16,416)	(56,810)	(40,394)
PrimeX.ARM.2 (2)(3)	JPM	USD	63,093	4.58%	12/25/2037	Monthly	1,865	—	297	(1,568)
Total							$ 17,464	$ (16,416)	$ (148,416)	$ (149,464)
Total OTC credit default swap contracts							$ 621,062	$ (16,557)	$ 10	$ (604,495)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	These investments are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these investments are $(1,723), which represented (0.0)% of total net assets. This amount excludes investments that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
Brazil Republic	USD	5,695,000	(1.00%)	06/20/2027	Quarterly	$ 322,451	$ 316,123	$ (6,328)
CDX.EM.37.V1	USD	24,425,000	(1.00%)	06/20/2027	Quarterly	1,447,076	1,885,958	438,882
Total centrally cleared credit default swap contracts						$ 1,769,527	$ 2,202,081	$ 432,554

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	$ —	$ (78,195)	$ 2,310,933	$ 2,389,128
Total centrally cleared interest rate swaps contracts						$ —	$ (78,195)	$ 2,310,933	$ 2,389,128

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
718,000	EUR	788,871	USD	BOA	06/15/2022	$ (29,758)
3,585,000	EUR	3,834,791	USD	BCLY	06/15/2022	(44,513)
2,143,000	EUR	2,349,482	USD	NWM	06/15/2022	(83,773)
3,613,000	EUR	3,912,536	USD	SSG	06/15/2022	(92,654)
The accompanying notes are an integral part of these financial statements.
165

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,401,000	EUR	2,665,075	USD	SCB	06/15/2022	$ (126,593)
3,105,000	EUR	3,424,703	USD	MSC	06/15/2022	(141,910)
12,473,984	USD	64,730,000	BRL	CBK	06/15/2022	(429,563)
8,999,255	USD	8,423,028	EUR	BCLY	05/31/2022	101,782
95,744,652	USD	85,439,000	EUR	DEUT	06/15/2022	5,413,379
3,938,571	USD	3,581,000	EUR	MSC	06/15/2022	152,521
13,870,126	USD	294,460,000	MXN	CBK	06/15/2022	(430,314)
Total foreign currency contracts						$ 4,288,604
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 733,434,519	$ —	$ 733,434,519	$ —
Corporate Bonds	918,689,316	—	918,689,316	—
Foreign Government Obligations	151,063,101	—	151,063,088	13
Municipal Bonds	51,326,797	—	51,326,797	—
Senior Floating Rate Interests	81,846,405	—	81,846,405	—
U.S. Government Agencies	1,241,682,987	—	1,241,682,987	—
U.S. Government Securities	709,999,249	—	709,999,249	—
Common Stocks
Energy	140,477	—	78,214	62,263
Preferred Stocks	368,165	368,165	—	—
Warrants	413	—	—	413
Short-Term Investments	64,700,850	7,258,338	57,442,512	—
Foreign Currency Contracts(2)	5,667,682	—	5,667,682	—
Futures Contracts(2)	36,328,297	36,328,297	—	—
Swaps - Credit Default(2)	438,882	—	438,882	—
Swaps - Interest Rate(2)	2,389,128	—	2,389,128	—
Total	$ 3,998,076,268	$ 43,954,800	$ 3,954,058,779	$ 62,689
Liabilities
Foreign Currency Contracts(2)	$ (1,379,078)	$ —	$ (1,379,078)	$ —
Futures Contracts(2)	(7,089,220)	(7,089,220)	—	—
Swaps - Credit Default(2)	(610,823)	—	(609,100)	(1,723)
TBA Sale Commitments(2)	(6,273,011)	—	(6,273,011)	—
Written Options	(2,663,223)	—	(2,663,223)	—
Total	$ (18,015,355)	$ (7,089,220)	$ (10,924,412)	$ (1,723)

(1)	For the six-month period ended April 30, 2022, investments valued at $11,184,188 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
166

The Hartford World Bond Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
	Bermuda - 0.3%
	Bellemeade Re Ltd.
$ 706,938	2.04%, 03/25/2031, 3 mo. USD SOFR + 1.750%(1)(2)	$ 706,036
1,298,502	4.27%, 06/25/2030, 1 mo. USD LIBOR + 3.600%(1)(2)	1,299,864
1,105,000	4.67%, 03/25/2029, 1 mo. USD LIBOR + 4.000%(1)(2)	1,097,589
1,145,000	5.67%, 06/25/2030, 1 mo. USD LIBOR + 5.000%(1)(2)	1,132,691
1,625,000	Genworth Mortgage Insurance Co. 8.42%, 10/25/2030, 1 mo. USD LIBOR + 7.750%(1)(2)	1,647,573
	Home Re Ltd.
1,545,000	2.22%, 07/25/2033, 1 mo. USD LIBOR + 1.550%(1)(2)	1,535,402
1,360,000	5.92%, 10/25/2030, 1 mo. USD LIBOR + 5.250%(1)(2)	1,389,281
	Traingle Re Ltd.
870,218	5.17%, 10/25/2030, 1 mo. USD LIBOR + 4.500%(1)(2)	870,038
1,470,000	6.27%, 10/25/2030, 1 mo. USD LIBOR + 5.600%(1)(2)	1,476,487
1,100,000	Triangle Re Ltd. 2.72%, 10/25/2033, 1 mo. USD LIBOR + 2.050%(1)(2)	1,098,806
		12,253,767
	Cayman Islands - 1.6%
810,000	ACRE Commercial Mortgage Ltd. 1.95%, 12/18/2037, 1 mo. USD LIBOR + 1.400%(1)(2)	794,131
2,125,000	Apidos CLO 3.64%, 04/15/2031, 3 mo. USD LIBOR + 2.600%(1)(2)	2,016,625
	Arbor Realty Collateralized Loan Obligation Ltd.
2,290,000	2.67%, 02/15/2035, 1 mo. USD SOFR + 2.164%(1)(2)	2,267,743
2,500,000	3.32%, 02/15/2035, 1 mo. USD SOFR + 2.814%(1)(2)	2,460,441
	Arbor Realty Commercial Real Estate Notes Ltd.
1,060,000	1.95%, 05/15/2036, 1 mo. USD LIBOR + 1.400%(1)(2)	1,043,733
895,000	2.15%, 08/15/2034, 1 mo. USD LIBOR + 1.600%(1)(2)	885,441
1,295,000	2.37%, 09/15/2034, 1 mo. USD SOFR + 1.864%(1)(2)	1,280,289
500,000	Atrium IX 4.11%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(1)(2)	492,269
1,550,000	Ballyrock CLO Ltd. 7.99%, 10/15/2028, 3 mo. USD LIBOR + 6.950%(1)(2)	1,526,023
480,000	BDS Ltd. 2.85%, 12/16/2036, 1 mo. USD LIBOR + 2.300%(1)(2)	473,739
1,685,000	Benefit Street Partners CLO XIX Ltd. 8.06%, 01/15/2033, 3 mo. USD LIBOR + 7.020%(1)(2)	1,645,091
500,000	Carlyle CLO Ltd. 3.10%, 04/30/2031, 3 mo. USD LIBOR + 2.800%(1)(2)	492,172
890,000	Cent CLO 21 Ltd. 4.42%, 07/27/2030, 3 mo. USD LIBOR + 3.200%(1)(2)	864,696
940,000	Dryden Senior Loan Fund 7.92%, 04/15/2029, 3 mo. USD LIBOR + 6.880%(1)(2)	918,623
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	Cayman Islands - 1.6% - (continued)
$ 1,280,000	Flatiron CLO 20 Ltd. 2.23%, 11/20/2033, 3 mo. USD LIBOR + 1.750%(1)(2)	$ 1,264,609
770,000	Greystone Commercial Real Estate 2.55%, 07/15/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	750,828
1,500,000	Harriman Park CLO Ltd. 4.16%, 04/20/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	1,474,264
1,950,000	Hayfin US XII Ltd. 5.22%, 01/20/2034, 3 mo. USD LIBOR + 4.160%(1)(2)	1,916,983
1,305,400	KKR Financial CLO Ltd. 8.19%, 01/15/2032	1,295,797
	LCM L.P.
2,240,000	3.01%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	2,230,303
900,000	4.49%, 07/15/2027, 3 mo. USD LIBOR + 3.450%(1)(2)	895,539
3,000,000	Madison Park Funding Ltd. 2.94%, 04/19/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,958,486
	Magnetite Ltd.
430,000	3.93%, 07/25/2031, 3 mo. USD LIBOR + 2.750%(1)(2)	420,636
2,470,000	4.48%, 01/25/2032, 3 mo. USD LIBOR + 3.300%(1)(2)	2,441,901
	OCP CLO Ltd.
2,130,000	4.18%, 04/24/2029, 3 mo. USD LIBOR + 3.000%(1)(2)	2,116,722
750,000	4.79%, 01/17/2032, 3 mo. USD LIBOR + 3.750%(1)(2)	742,657
	Octagon Investment Partners Ltd.
2,765,000	3.43%, 10/24/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	2,697,219
970,000	7.39%, 02/14/2031, 3 mo. USD LIBOR + 7.000%(1)(2)	927,545
1,500,000	OZLM Ltd. 2.89%, 04/15/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,448,349
	Palmer Square Loan Funding Ltd.
1,079,608	1.33%, 08/20/2027, 3 mo. USD LIBOR + 0.850%(1)(2)	1,075,730
1,110,000	2.88%, 05/20/2029, 3 mo. USD LIBOR + 2.400%(1)(2)	1,075,243
750,000	2.98%, 02/20/2028, 3 mo. USD LIBOR + 2.500%(1)(2)	746,095
1,545,000	3.28%, 10/24/2027, 3 mo. USD LIBOR + 2.100%(1)(2)	1,524,263
1,995,000	3.81%, 10/15/2030	1,986,228
1,155,000	Race Point CLO Ltd. 3.98%, 02/20/2030, 3 mo. USD LIBOR + 3.500%(1)(2)	1,123,121
	Sound Point CLO Ltd.
1,500,000	3.06%, 01/26/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,458,057
835,000	4.14%, 07/18/2031, 3 mo. USD LIBOR + 3.100%(1)(2)	750,539
2,330,000	Stratus CLO Ltd. 2.96%, 12/28/2029, 3 mo. USD LIBOR + 1.900%(1)(2)	2,263,534
1,000,000	Symphony CLO XXII Ltd. 3.19%, 04/18/2033, 3 mo. USD LIBOR + 2.150%(1)(2)	990,943

The accompanying notes are an integral part of these financial statements.
167

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	Cayman Islands - 1.6% - (continued)
$ 1,000,000	TCI-Flatiron CLO Ltd. 7.10%, 01/17/2032, 3 mo.USD SOFR + 6.250%(1)(2)	$ 975,028
825,907	Thunderbolt Aircraft Lease Ltd. 4.15%, 09/15/2038(1)	714,979
		55,426,614
	United States - 5.5%
	Aaset Trust
710,994	3.54%, 01/15/2047(1)	610,948
1,545,542	3.84%, 05/15/2039(1)	997,114
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(3)	1,146,710
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,147,082
1,675,000	Angel Oak Mortgage Trust 3.81%, 04/25/2065(1)(3)	1,635,835
1,650,000	Antler Mortgage Trust 2.12%, 11/25/2024(1)(3)	1,578,550
1,570,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,511,273
545,000	Banc of America Commercial Mortgage Trust 3.00%, 07/15/2049(1)	462,915
	BBCMS Mortgage Trust
5,229,432	1.74%, 04/15/2053(3)(4)	452,293
545,000	2.25%, 08/15/2036, 1 mo. USD LIBOR + 1.700%(1)(2)	533,933
2,255,000	Bellemeade Re Ltd. 4.37%, 10/25/2030, 1 mo. USD LIBOR + 3.700%(1)(2)	2,287,232
2,744,327	Benchmark Mortgage Trust 1.20%, 03/15/2052(3)(4)	152,325
1,150,000	BPR Trust 2.05%, 12/15/2023, 1 mo. USD SOFR + 1.525%(1)(2)	1,119,178
	BRAVO Residential Funding Trust
2,751,793	1.99%, 10/25/2059(1)	2,616,968
432,000	2.29%, 03/25/2060(1)(3)	401,523
1,090,000	2.32%, 02/25/2049(1)(3)	1,013,005
1,334,000	5.09%, 05/25/2060(1)(3)	1,323,923
	BX Commercial Mortgage Trust
1,169,000	2.55%, 09/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	1,124,479
1,066,354	2.65%, 10/15/2037, 1 mo. USD LIBOR + 2.100%(1)(2)	1,039,038
2,373,999	3.30%, 10/15/2037, 1 mo. USD LIBOR + 2.750%(1)(2)	2,293,721
	BX Trust
3,100,000	2.14%, 09/15/2034, 1 mo. USD LIBOR + 1.587%(1)(2)	2,942,277
2,111,161	2.53%, 09/15/2037, 1 mo. USD LIBOR + 1.975%(1)(2)	2,006,072
690,000	2.80%, 01/15/2034, 1 mo. USD LIBOR + 2.250%(1)(2)	670,114
1,360,000	BXSC Commercial Mortgage Trust 2.90%, 03/15/2035, 1 mo.USD SOFR + 2.391%(1)(2)	1,348,011
895,000	CAMB Commercial Mortgage Trust 2.30%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	878,789
7,048,370	Cantor Commercial Real Estate 1.30%, 05/15/2052(3)(4)	400,010
	Castlelake Aircraft Structured Trust
462,660	2.74%, 08/15/2041(1)	407,418
1,161,208	3.97%, 04/15/2039(1)	1,042,702
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	United States - 5.5% - (continued)
$ 4,135,822	CF Hippolyta LLC 2.28%, 07/15/2060(1)	$ 3,853,161
1,615,672	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)	1,614,855
2,258,000	COLT Mortgage Loan Trust 3.31%, 07/27/2054(1)(3)	2,234,844
	Commercial Mortgage Trust
770,000	4.82%, 02/10/2047(3)	772,875
1,385,000	5.04%, 11/10/2046(3)	1,389,034
	Connecticut Avenue Securities Trust
3,855,563	1.14%, 12/25/2041, 3 mo. USD SOFR + 0.850%(1)(2)	3,817,120
3,032,241	1.49%, 01/25/2042, 3 mo. USD SOFR + 1.200%(1)(2)	2,997,834
314,725	2.77%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	314,725
2,139,697	2.82%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	2,107,448
485,000	3.92%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	454,626
2,105,000	4.32%, 02/25/2040, 1 mo. USD LIBOR + 3.650%(1)(2)	2,084,137
2,400,000	5.02%, 07/25/2031, 1 mo. USD LIBOR + 4.350%(1)(2)	2,428,712
3,980,886	5.92%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	4,055,878
	CSAIL Commercial Mortgage Trust
10,691,351	0.73%, 08/15/2051(3)(4)	296,747
12,804,785	0.96%, 04/15/2050(3)(4)	221,601
642,822	CSMC Trust 3.25%, 04/25/2047(1)(3)	613,377
169,341	Diamond Resorts Owner Trust 1.51%, 11/21/2033(1)	161,268
375,000	DT Auto Owner Trust 2.65%, 09/15/2028(1)	340,061
	Eagle RE Ltd.
3,000,000	2.47%, 01/25/2030, 1 mo. USD LIBOR + 1.800%(1)(2)	2,906,933
1,436,672	6.27%, 10/25/2030, 1 mo. USD LIBOR + 5.600%(1)(2)	1,439,865
1,050,000	7.67%, 10/25/2030, 1 mo. USD LIBOR + 7.000%(1)(2)	1,067,083
1,315,000	ExteNet LLC 3.20%, 07/26/2049(1)	1,302,203
	Fannie Mae Connecticut Avenue Securities
1,754,987	2.67%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	1,756,047
2,681,796	2.92%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	2,706,923
2,254,379	3.02%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	2,262,988
1,779,533	3.27%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	1,795,598
2,299,787	3.47%, 02/25/2030, 1 mo. USD LIBOR + 2.800%(2)	2,344,302
814,869	3.67%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	825,026
2,325,000	4.92%, 01/25/2031, 1 mo. USD LIBOR + 4.250%(2)	2,359,764
1,977,961	5.07%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(2)	2,046,726
229,531	5.57%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	242,137
152,072	FCI Funding LLC 3.63%, 02/18/2031(1)	152,551

The accompanying notes are an integral part of these financial statements.
168

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	United States - 5.5% - (continued)
$ 600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	$ 557,705
2,040,000	FirstKey Homes Trust 3.02%, 10/19/2037(1)	1,873,536
960,000	FRTKL 3.17%, 09/17/2038(1)	839,837
409,412	FWD Securitization Trust 2.44%, 01/25/2050(1)(3)	398,895
425,000	GS Auto Receivables Trust 3.97%, 01/18/2028(1)	411,086
1,811,147	GS Mortgage Securities Corp. Trust 2.25%, 09/15/2031, 1 mo. USD LIBOR + 1.700%(1)(2)	1,792,037
1,730,000	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,719,533
2,125,000	Home Partners of America Trust 4.73%, 04/17/2039(1)	2,073,807
2,750,000	Home Re Ltd. 3.13%, 10/25/2034	2,749,976
1,300,000	HONO LULU Mortgage Trust 2.40%, 10/15/2036, 1 mo. USD LIBOR + 1.850%(1)(2)	1,275,333
	Horizon Aircraft Finance Ltd.
2,170,757	3.43%, 11/15/2039(1)	1,979,289
1,207,799	4.46%, 12/15/2038(1)	1,102,939
	JP Morgan Chase Bank NA
520,867	1.59%, 03/25/2051, 3 mo. USD SOFR + 1.300%(1)(2)	507,773
397,321	2.10%, 02/26/2029(1)	385,930
	JP Morgan Chase Commercial Mortgage Securities Trust
2,630,000	2.25%, 04/15/2038, 1 mo. USD LIBOR + 1.700%(1)(2)	2,550,931
2,580,000	3.62%, 01/16/2037(1)	2,444,713
40,516,518	JPMBB Commercial Mortgage Securities Trust 0.75%, 09/15/2047(3)(4)	467,613
	Legacy Mortgage Asset Trust
346,643	1.89%, 10/25/2066(1)	339,287
1,053,556	3.00%, 06/25/2059(1)	1,051,069
3,201,820	3.25%, 11/25/2059(1)	3,194,735
2,237,660	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	2,192,701
	LHOME Mortgage Trust
1,680,000	2.09%, 06/25/2026(1)	1,602,242
1,450,000	2.09%, 09/25/2026(1)(3)	1,427,252
915,000	3.97%, 02/25/2027(1)	893,988
1,690,709	Life Mortgage Trust 2.90%, 03/15/2038, 1 mo. USD LIBOR + 2.350%(1)(2)	1,631,534
	LSTAR Securities Investment Ltd.
1,230,837	2.26%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	1,208,204
1,269,993	3.96%, 04/01/2024, 1 mo. USD LIBOR + 2.500%(1)(2)	1,278,751
	Mercury Financial Credit Card Master Trust
885,000	1.54%, 03/20/2026(1)	856,880
2,075,000	2.50%, 09/21/2026(1)	1,980,480
3,000,000	MHC Commercial Mortgage Trust 2.16%, 04/15/2038, 1 mo. USD LIBOR + 1.601%(1)(2)	2,907,186
	Morgan Stanley Capital Trust
8,095,238	1.50%, 06/15/2050(3)(4)	369,273
1,600,000	1.75%, 07/15/2035, 1 mo. USD LIBOR + 1.200%(1)(2)	1,559,928
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	United States - 5.5% - (continued)
$ 1,620,000	3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	$ 1,575,471
385,550	Mortgage Insurance-Linked Notes 3.57%, 11/26/2029, 1 mo. USD LIBOR + 2.900%(1)(2)	385,017
1,121,525	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	1,031,395
3,115,000	New York Mortgage Trust 2.24%, 05/25/2026(1)	2,976,230
462,477	Oaktown Re VI Ltd. 1.94%, 10/25/2033, 3 mo. USD SOFR + 1.650%(1)(2)	461,828
1,616,375	Planet Fitness Master Issuer LLC 4.67%, 09/05/2048(1)	1,592,716
205,297	PMT Credit Risk Transfer Trust 3.40%, 10/27/2022, 1 mo. USD LIBOR + 2.700%(1)(2)	204,784
	Preston Ridge Partners Mortgage Trust LLC
1,637,510	1.79%, 06/25/2026(1)	1,575,599
574,585	2.36%, 11/25/2025(1)	556,140
780,000	3.47%, 07/25/2026(1)	757,164
1,145,000	3.67%, 08/25/2026(1)	1,116,224
970,000	3.72%, 04/25/2026(1)	907,213
1,870,000	3.97%, 10/25/2026(1)(3)	1,804,829
	Pretium Mortgage Credit Partners LLC
565,000	3.72%, 07/25/2051(1)	539,233
1,325,000	3.84%, 07/25/2051(1)	1,266,814
	Progress Residential Trust
755,000	2.30%, 10/17/2027(1)	666,093
1,335,000	2.55%, 04/19/2038(1)	1,201,437
1,970,000	3.18%, 10/17/2038(1)	1,702,760
395,000	Ready Capital Mortgage Financing LLC 2.57%, 07/25/2036, 1 mo. USD LIBOR + 1.900%(1)(2)	383,750
1,120,739	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,001,506
955,000	SFO Commercial Mortgage Trust 2.05%, 05/15/2038, 1 mo. USD LIBOR + 1.500%(1)(2)	923,924
845,000	SG Commercial Mortgage Securities Trust 4.98%, 10/10/2048(3)	782,872
6,632,284	SLG Office Trust 0.26%, 07/15/2041(1)(3)(4)	122,148
760,538	Sonic Capital LLC 2.19%, 08/20/2051(1)	660,880
1,635,000	Starwood Residential Mortgage 2.96%, 04/17/2038, 1 mo. USD LIBOR + 2.400%(1)(2)	1,578,936
	Toorak Mortgage Corp. Ltd.
1,370,000	2.24%, 06/25/2024(1)	1,288,321
2,200,000	4.21%, 09/25/2022	2,137,898
954,000	Tricolor Auto Securitization Trust 4.34%, 05/15/2025	953,869
490,000	Tricon Residential Trust 4.75%, 04/17/2039(1)	485,255
3,325,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	3,047,737
	VCAT LLC
3,476,000	3.84%, 08/25/2051(1)	3,377,329
1,270,000	3.97%, 09/25/2051(1)	1,209,803
1,700,000	Verus Securitization Trust 3.20%, 10/25/2063(1)(3)	1,651,840

The accompanying notes are an integral part of these financial statements.
169

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4% - (continued)
	United States - 5.5% - (continued)
$ 1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(3)	$ 1,029,857
547,975	VOLT C LLC 1.99%, 05/25/2051(1)	525,345
750,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)	716,901
1,655,836	VOLT XCV LLC 2.24%, 03/27/2051(1)	1,602,932
1,033,027	VOLT XCVI LLC 2.12%, 03/27/2051(1)	991,509
1,865,000	VOLT XCVII LLC 4.83%, 04/25/2051(1)	1,760,862
1,825,761	Wave LLC 3.60%, 09/15/2044(1)	1,597,266
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(3)	1,722,054
1,455,000	3.15%, 09/15/2057(1)	1,303,784
	Wells Fargo N.A.
3,599,248	1.10%, 02/15/2052(3)(4)	179,742
10,257,421	1.18%, 04/15/2052(3)(4)	590,928
9,567,402	1.35%, 03/15/2063(3)(4)	685,242
1,825,000	Westlake Automobile Receivables Trust 2.33%, 08/17/2026(1)	1,707,407
	WF-RBS Commercial Mortgage Trust
9,407,895	1.42%, 03/15/2047(3)(4)	157,281
2,515,843	5.03%, 06/15/2044(1)(3)	2,513,106
192,789	ZH Trust 2.25%, 02/18/2027(1)	191,576
		189,937,137
	Total Asset & Commercial Mortgage-Backed Securities (cost $266,800,552)	$ 257,617,518
CONVERTIBLE BONDS - 0.2%
	United Kingdom - 0.0%
GBP 1,000,000	Trainline plc 1.00%, 01/14/2026(5)	$ 1,077,992
	United States - 0.2%
$ 632,000	Insulet Corp. 0.38%, 09/01/2026	777,360
500,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	406,550
1,005,000	NuVasive, Inc. 0.38%, 03/15/2025	937,162
350,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	770,350
675,000	Shake Shack, Inc. 0.00%, 03/01/2028(6)(7)	520,088
4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	4,463,694
		7,875,204
	Total Convertible Bonds (cost $9,007,187)	$ 8,953,196
CORPORATE BONDS - 15.8%
	Bermuda - 0.0%
1,595,000	NCL Corp. Ltd. 5.88%, 02/15/2027(1)	$ 1,520,418
	Canada - 0.1%
	Bausch Health Cos., Inc.
1,995,000	5.00%, 02/15/2029(1)	1,400,111
1,451,000	6.13%, 04/15/2025(1)	1,456,441
		2,856,552
	Cayman Islands - 0.1%
875,000	CIFI Holdings Group Co., Ltd. 4.38%, 04/12/2027(5)	647,500
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	Cayman Islands - 0.1% - (continued)
$ 875,000	Country Garden Holdings Co., Ltd. 5.63%, 01/14/2030(5)	$ 555,625
440,000	Hawaiian Brand Intellectual Property Ltd. 5.75%, 01/20/2026(1)	427,115
		1,630,240
	Chile - 0.2%
4,049,055	Alfa Desarrollo S.p.A. 4.55%, 09/27/2051(5)	3,174,662
5,869,000	Empresa Nacional de Telecomunicaciones S.A. 3.05%, 09/14/2032(5)	4,944,691
		8,119,353
	France - 0.4%
	Altice France S.A.
EUR 3,685,000	2.50%, 01/15/2025(1)	3,644,368
4,555,000	3.38%, 01/15/2028(1)	4,102,764
400,000	4.13%, 01/15/2029(5)	362,903
985,000	4.25%, 10/15/2029(1)	895,909
$ 1,425,000	5.13%, 01/15/2029(1)	1,209,234
EUR 1,635,000	5.88%, 02/01/2027(5)	1,729,156
1,949,000	CAB SELAS 3.38%, 02/01/2028(1)	1,830,955
		13,775,289
	Germany - 0.1%
2,006,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(1)	1,959,968
	Indonesia - 0.1%
	Freeport Indonesia PT
$ 1,490,000	4.76%, 04/14/2027(1)	1,480,568
2,340,000	5.32%, 04/14/2032(1)	2,263,950
		3,744,518
	Ireland - 0.3%
7,800,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75%, 10/29/2024	7,260,246
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,645,000	4.13%, 08/15/2026(1)	1,521,625
1,310,000	5.25%, 08/15/2027(1)(6)	1,118,465
		9,900,336
	Israel - 0.0%
EUR 1,530,000	Teva Pharmaceutical Finance Netherlands II B.V. 3.75%, 05/09/2027	1,458,719
	Jersey - 0.1%
	Adient Global Holdings Ltd.
1,605,000	3.50%, 08/15/2024(5)	1,591,603
$ 960,000	4.88%, 08/15/2026(1)	856,061
		2,447,664
	Liberia - 0.2%
	Royal Caribbean Cruises Ltd.
2,735,000	5.25%, 11/15/2022	2,738,419
4,000,000	5.50%, 08/31/2026(1)	3,721,420
		6,459,839
	Luxembourg - 0.2%
EUR 2,075,000	Altice Financing S.A. 2.25%, 01/15/2025(1)	2,031,697

The accompanying notes are an integral part of these financial statements.
170

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	Luxembourg - 0.2% - (continued)
EUR 1,163,707	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(1)(8)	$ 1,022,021
$ 4,335,000	EIG Pearl Holding S.a.r.l. 4.39%, 11/30/2046(1)	3,664,982
		6,718,700
	Mexico - 0.0%
2,085,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	1,287,487
	Mult - 0.3%
	Clarios Global L.P. / Clarios U.S. Finance Co.
EUR 6,876,000	4.38%, 05/15/2026(5)	6,932,130
1,115,000	4.38%, 05/15/2026(1)	1,124,102
$ 3,245,000	6.25%, 05/15/2026(1)	3,277,450
		11,333,682
	Netherlands - 0.8%
EUR 2,685,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	2,362,441
$ 11,660,000	Prosus N.V. 3.26%, 01/19/2027(5)	10,436,427
8,950,000	Siemens Financieringsmaatschappij N.V. 2.90%, 05/27/2022(1)	8,957,794
EUR 877,000	Teva Pharmaceutical Finance Netherlands II B.V. 6.00%, 01/31/2025	939,069
2,005,000	Titan Holdings II B.V. 5.13%, 07/15/2029(1)	1,893,082
	United Group B.V.
1,750,000	3.63%, 02/15/2028(5)	1,603,101
545,000	4.00%, 11/15/2027(1)	510,036
995,000	4.88%, 02/01/2029, 3 mo. EURIBOR + 4.875%(1)(2)	1,002,293
670,000	5.25%, 02/01/2030(1)	616,825
		28,321,068
	Norway - 0.1%
$ 4,825,000	Aker BP ASA 3.00%, 01/15/2025(1)	4,706,361
	Panama - 0.1%
	Carnival Corp.
2,435,000	6.00%, 05/01/2029(1)	2,185,413
1,265,000	9.88%, 08/01/2027(1)	1,363,347
		3,548,760
	Spain - 0.4%
	Lorca Telecom Bondco S.A.
EUR 6,950,000	4.00%, 09/18/2027(1)	6,711,112
6,220,000	4.00%, 09/18/2027(5)	6,006,204
		12,717,316
	Sweden - 0.0%
425,000	Verisure Holding AB 3.25%, 02/15/2027(5)	402,735
	Switzerland - 0.4%
	Credit Suisse Group AG
$ 6,850,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(9)(10)	6,642,774
7,175,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(5)(9)(10)	7,179,951
		13,822,725
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	United Kingdom - 0.5%
$ 6,775,000	GSK Consumer Healthcare Capital UK PLC 3.13%, 03/24/2025(1)	$ 6,645,758
	Sky Ltd.
7,375,000	3.13%, 11/26/2022(1)	7,406,232
2,700,000	3.75%, 09/16/2024(1)	2,713,812
EUR 700,000	Virgin Media Finance plc 3.75%, 07/15/2030(5)	626,216
		17,392,018
	United States - 11.4%
$ 7,370,000	Abbott Laboratories 2.95%, 03/15/2025	7,334,521
6,050,000	AbbVie, Inc. 2.60%, 11/21/2024	5,904,193
610,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	577,975
600,000	Acrisure LLC / Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	624,000
	American Tower Corp.
4,315,000	2.40%, 03/15/2025	4,150,205
770,000	2.95%, 01/15/2025	753,168
1,000,000	4.00%, 06/01/2025	999,032
1,085,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	1,054,956
2,575,000	Anthem, Inc. 3.35%, 12/01/2024	2,570,037
1,370,000	Apache Corp. 4.38%, 10/15/2028	1,287,800
1,275,000	APX Group, Inc. 5.75%, 07/15/2029(1)(6)	1,044,671
725,000	Artera Services LLC 9.03%, 12/04/2025(1)	685,125
EUR 2,535,000	AT&T, Inc. 1.45%, 06/01/2022	2,677,353
$ 3,015,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,868,139
1,350,000	Baxter International, Inc. 0.87%, 12/01/2023(1)	1,298,551
930,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(8)	795,150
	Becton Dickinson and Co.
6,325,000	3.36%, 06/06/2024	6,295,743
3,775,000	3.73%, 12/15/2024	3,779,105
1,720,000	Berry Global, Inc. 4.88%, 07/15/2026(1)	1,709,422
18,525,000	Boeing Co. 4.51%, 05/01/2023	18,699,203
	Brighthouse Financial Global Funding
945,000	1.00%, 04/12/2024(1)	899,983
3,225,000	1.04%, 04/12/2024, 3 mo. USD SOFR + 0.760%(1)(2)	3,231,377
8,115,000	Broadcom, Inc. 3.42%, 04/15/2033(1)	6,971,734
	Buckeye Partners L.P.
900,000	4.13%, 03/01/2025(1)	862,821
895,000	4.50%, 03/01/2028(1)	816,687
275,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	287,375
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,756,000	4.50%, 02/01/2024	4,816,060
9,300,000	4.91%, 07/23/2025	9,469,825
	CHS/Community Health Systems, Inc.
970,000	4.75%, 02/15/2031(1)	822,075
1,035,000	5.63%, 03/15/2027(1)	986,606
8,460,000	Cigna Corp. 4.13%, 11/15/2025	8,547,215

The accompanying notes are an integral part of these financial statements.
171

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	United States - 11.4% - (continued)
	Cinemark USA, Inc.
$ 3,240,000	5.25%, 07/15/2028(1)(6)	$ 2,878,902
590,000	5.88%, 03/15/2026(1)(6)	550,175
730,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	734,563
450,000	Condor Merger Sub, Inc. 7.38%, 02/15/2030(1)	402,615
450,000	Credit Acceptance Corp. 5.13%, 12/31/2024(1)	444,605
3,300,000	Crown Castle International Corp. 3.20%, 09/01/2024	3,274,819
3,500,000	CVS Health Corp. 2.63%, 08/15/2024	3,442,876
	Discovery Communications LLC
4,185,000	2.95%, 03/20/2023	4,183,869
1,750,000	3.80%, 03/13/2024	1,750,532
	Dominion Energy, Inc.
4,970,000	2.45%, 01/15/2023(1)	4,957,969
6,790,000	3.30%, 03/15/2025	6,734,046
4,132,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	3,760,120
5,150,000	Eli Lilly & Co. 2.35%, 05/15/2022	5,151,943
2,111,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	2,091,789
	EQM Midstream Partners L.P.
1,323,000	4.50%, 01/15/2029(1)	1,190,991
975,000	4.75%, 01/15/2031(1)	875,404
1,135,000	6.00%, 07/01/2025(1)	1,124,842
930,000	6.50%, 07/15/2048	855,600
2,325,000	Exelon Corp. 3.95%, 06/15/2025	2,344,040
EUR 23,275,000	Fidelity National Information Services, Inc. 0.63%, 12/03/2025	23,491,517
	Ford Motor Credit Co. LLC
$ 4,483,000	2.98%, 08/03/2022	4,483,000
485,000	3.35%, 11/01/2022	485,150
5,885,000	3.37%, 11/17/2023	5,796,725
1,475,000	3.55%, 10/07/2022	1,475,000
1,775,000	3.81%, 01/09/2024	1,743,937
399,000	4.06%, 11/01/2024	390,287
6,950,000	4.14%, 02/15/2023	6,932,625
1,380,000	4.25%, 09/20/2022	1,382,049
850,000	4.38%, 08/06/2023	850,510
2,585,000	5.13%, 06/16/2025	2,578,537
501,000	5.58%, 03/18/2024	506,631
3,800,000	Fox Corp. 3.05%, 04/07/2025	3,730,168
	Freedom Mortgage Corp.
1,175,000	6.63%, 01/15/2027(1)	1,016,962
1,300,000	7.63%, 05/01/2026(1)	1,183,000
700,000	8.13%, 11/15/2024(1)	678,010
3,725,000	Frontier Communications Holdings LLC 5.88%, 11/01/2029	3,233,766
10,590,000	General Motors Co. 5.40%, 10/02/2023	10,877,363
	Global Payments, Inc.
825,000	3.75%, 06/01/2023	829,006
2,975,000	4.00%, 06/01/2023	2,999,046
2,190,000	GSK Consumer Healthcare Co. 3.02%, 03/24/2024(1)	2,168,515
643,000	HCA, Inc. 7.50%, 11/15/2095	745,076
4,180,000	Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	4,242,181
5,425,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	4,285,750
2,675,000	International Business Machines Corp. 3.00%, 05/15/2024	2,662,563
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	United States - 11.4% - (continued)
EUR 1,465,000	IQVIA, Inc. 2.25%, 01/15/2028(1)	$ 1,388,801
	Magallanes, Inc.
$ 3,680,000	2.05%, 03/15/2024(1)(2)	3,713,587
7,015,000	3.43%, 03/15/2024(1)	6,970,963
5,760,000	3.64%, 03/15/2025(1)	5,668,176
7,105,000	3.76%, 03/15/2027(1)	6,851,398
1,575,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	1,496,250
5,875,000	McDonald's Corp. 3.30%, 07/01/2025	5,858,719
3,245,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	2,788,818
1,990,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	1,716,375
730,000	Minerva Merger Sub, Inc. 6.50%, 02/15/2030(1)	672,151
2,925,000	Mondelez International, Inc. 2.13%, 03/17/2024	2,873,030
	Mozart Debt Merger Sub, Inc.
2,335,000	3.88%, 04/01/2029(1)	2,037,287
1,048,000	5.25%, 10/01/2029(1)(6)	911,760
	Netflix, Inc.
2,315,000	4.38%, 11/15/2026	2,300,439
6,300,000	5.88%, 02/15/2025	6,543,904
1,280,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	1,209,600
	Novelis Corp.
780,000	3.25%, 11/15/2026(1)	711,711
800,000	3.88%, 08/15/2031(1)	686,000
	Occidental Petroleum Corp.
750,000	3.20%, 08/15/2026	705,000
1,100,000	3.40%, 04/15/2026	1,047,750
545,000	6.13%, 01/01/2031	572,828
745,000	OT Merger Corp. 7.88%, 10/15/2029(1)	633,250
3,350,000	Ovintiv Exploration, Inc. 5.63%, 07/01/2024	3,482,710
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,000,000	2.70%, 03/14/2023(1)	996,807
2,225,000	3.45%, 07/01/2024(1)	2,204,431
1,083,000	3.90%, 02/01/2024(1)	1,086,548
1,625,000	4.25%, 01/17/2023(1)	1,640,340
6,865,000	PepsiCo, Inc. 2.25%, 03/19/2025	6,702,947
1,250,000	PetSmart, Inc. 4.75%, 02/15/2028(1)	1,165,212
920,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	851,000
295,000	Range Resources Corp. 4.75%, 02/15/2030(1)(6)	280,896
5,850,000	Raytheon Technologies Corp. 3.20%, 03/15/2024	5,862,790
975,000	Scientific Games International, Inc. 7.00%, 05/15/2028(1)	998,193
2,400,000	Southern Co. 2.95%, 07/01/2023	2,401,471
370,000	Southwestern Energy Co. 4.75%, 02/01/2032	350,113
2,980,000	Sprint Communications, Inc. 6.00%, 11/15/2022	3,024,700
17,650,000	Sprint Corp. 7.88%, 09/15/2023	18,422,187
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
2,745,000	4.74%, 03/20/2025(1)	2,766,603
4,660,000	5.15%, 09/20/2029(1)	4,797,154

The accompanying notes are an integral part of these financial statements.
172

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	United States - 11.4% - (continued)
	Staples, Inc.
$ 1,600,000	7.50%, 04/15/2026(1)	$ 1,528,000
900,000	10.75%, 04/15/2027(1)(6)	797,400
670,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	590,840
810,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	793,800
5,600,000	T-Mobile USA, Inc. 2.25%, 02/15/2026	5,138,000
950,000	TransDigm, Inc. 5.50%, 11/15/2027	871,140
	United Wholesale Mortgage LLC
1,760,000	5.50%, 11/15/2025(1)	1,616,472
2,620,000	5.75%, 06/15/2027(1)	2,272,850
	Venture Global Calcasieu Pass LLC
865,000	3.88%, 08/15/2029(1)	789,313
750,000	4.13%, 08/15/2031(1)	680,625
5,182,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,910,619
22,985,000	Volkswagen Group of America Finance LLC 2.90%, 05/13/2022(1)	22,995,111
1,825,000	WW International, Inc. 4.50%, 04/15/2029(1)(6)	1,444,031
		397,157,281
	Total Corporate Bonds (cost $582,096,648)	$ 551,281,029
FOREIGN GOVERNMENT OBLIGATIONS - 58.0%
	Australia - 7.4%
	Australia Government Bond
AUD 76,224,000	0.50%, 09/21/2026(5)	$ 48,609,001
23,244,000	1.75%, 06/21/2051(5)	11,298,330
144,379,000	2.75%, 11/21/2027(5)	100,939,133
41,771,000	2.75%, 05/21/2041(5)	26,753,915
25,591,000	3.00%, 03/21/2047(5)	16,680,563
69,887,000	4.75%, 04/21/2027(5)	53,568,680
		257,849,622
	Canada - 9.7%
	Canada Housing Trust No. 1
CAD 27,785,000	1.60%, 12/15/2031(1)	18,555,163
37,985,000	1.95%, 12/15/2025(1)	28,521,763
	Canadian Government Bond
86,012,000	0.25%, 11/01/2022	66,390,029
22,956,000	0.25%, 08/01/2023	17,378,317
95,765,000	0.25%, 04/01/2024	71,290,041
82,293,000	1.50%, 05/01/2022	64,058,693
44,713,000	2.25%, 03/01/2024	34,600,201
49,801,000	Province of Ontario Canada 2.65%, 02/05/2025	38,410,637
		339,204,844
	Chile - 0.2%
$ 6,430,000	Chile Government International Bond 2.75%, 01/31/2027	6,092,232
	Colombia - 0.2%
10,270,000	Colombia Government International Bond 3.25%, 04/22/2032	7,855,626
	France - 0.2%
EUR 5,871,878	French Republic Government Bond OAT 0.10%, 07/25/2031(1)(5)(11)	7,242,643
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.0% - (continued)
	Germany - 0.3%
EUR 6,533,706	Deutsche Bundesrepublik Inflation Linked Bond 0.50%, 04/15/2030(5)(11)	$ 8,485,536
4,514,000	State of North Rhine-Westphalia Germany 1.45%, 01/19/2122(5)	3,356,242
		11,841,778
	Japan - 20.2%
	Japan Treasury Discount Bill
JPY 14,209,250,000	0.00%, 06/06/2022(7)	109,505,190
17,736,600,000	0.00%, 06/20/2022(7)	136,696,327
12,768,250,000	0.00%, 06/27/2022(7)	98,407,806
8,686,300,000	0.00%, 07/04/2022(7)	66,949,115
17,444,500,000	0.00%, 07/11/2022(7)	134,456,114
8,771,200,000	0.00%, 07/19/2022(7)	67,607,513
11,531,650,000	0.00%, 07/25/2022(7)	88,886,942
		702,509,007
	New Zealand - 2.1%
	Housing New Zealand Ltd.
NZD 8,200,000	1.53%, 09/10/2035(5)	3,664,402
26,240,000	3.36%, 06/12/2025(5)	16,533,058
	New Zealand Government Bond
72,443,000	2.00%, 05/15/2032	40,335,155
20,400,000	2.75%, 05/15/2051	10,648,005
		71,180,620
	Norway - 4.2%
	Norway Government Bond
NOK 446,646,000	1.75%, 02/17/2027(1)(5)	45,705,929
508,487,000	1.75%, 09/06/2029(1)(5)	50,705,847
488,115,000	2.13%, 05/18/2032(1)(5)	49,153,152
		145,564,928
	South Korea - 9.4%
	Korea Treasury Bond
KRW 111,193,610,000	1.25%, 03/10/2026	82,505,296
89,258,270,000	1.38%, 09/10/2024	68,584,508
65,953,860,000	1.50%, 03/10/2025	50,342,064
109,431,170,000	2.25%, 06/10/2025	85,066,196
55,188,580,000	2.38%, 12/10/2031	40,655,714
		327,153,778
	Sweden - 3.9%
	Kommuninvest I Sverige AB
SEK 864,240,000	0.75%, 05/12/2028(5)	79,307,059
567,720,000	1.00%, 05/12/2025(5)	56,845,843
		136,152,902
	United Arab Emirates - 0.2%
$ 6,700,000	Abu Dhabi Government International Bond 2.13%, 09/30/2024(1)	6,523,468
	Total Foreign Government Obligations (cost $2,188,673,516)	$ 2,019,171,448
SENIOR FLOATING RATE INTERESTS - 4.1%(12)
	Canada - 0.0%
960,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	$ 949,200
805,000	Great Canadian Gaming Corp. 4.93%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	801,579
		1,750,779

The accompanying notes are an integral part of these financial statements.
173

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	France - 0.1%
$ 1,371,519	Banijay Entertainment S.A.S 4.20%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	$ 1,362,261
EUR 570,496	Numericable Group S.A. 3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	583,676
		1,945,937
	Ireland - 0.1%
2,325,000	Virgin Media Ireland Ltd. 3.50%, 07/15/2029, 3 mo. EURIBOR + 3.500%	2,395,782
	Luxembourg - 0.1%
$ 1,349,019	Sunshine Luxembourg S.a.r.l. 4.76%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	1,335,771
844,147	Zacapa LLC 4.77%, 03/22/2029, 1 mo. USD SOFR + 4.250%	837,115
		2,172,886
	Sweden - 0.1%
EUR 2,485,000	Verisure Holding AB 3.25%, 07/20/2026, 3 mo. EURIBOR + 3.250%	2,538,815
	United Kingdom - 0.4%
$ 2,560,879	Crown Finance U.S., Inc. 4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,949,213
	Froneri International Ltd.
EUR 1,645,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	1,653,934
$ 717,225	3.01%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	699,294
EUR 585,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	596,089
$ 2,702,234	Loire Finco Luxembourg S.a.r.l. 4.01%, 04/21/2027, 1 mo. USD LIBOR + 3.250%	2,652,243
	Lorca Finco plc
EUR 1,730,000	3.75%, 09/17/2027, 3 mo. EURIBOR + 3.750%	1,779,218
2,715,000	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	2,830,679
3,505,000	Verisure Holding AB 3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	3,580,683
		15,741,353
	United States - 3.3%
$ 285,000	ABG Intermediate Holdings 2 LLC 6.80%, 12/20/2029, 1 mo. USD SOFR + 6.000%	282,150
	Acrisure LLC
2,366,638	4.26%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	2,328,677
1,197,000	5.01%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	1,187,029
665,000	Amentum Government Services Holdings LLC 4.65%, 02/15/2029, 1 mo. USD SOFR + 4.000%	659,181
2,104,425	APX Group, Inc. 4.05%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	2,079,172
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	United States - 3.3% - (continued)
$ 3,521,694	ASP Blade Holdings, Inc. 4.76%, 10/13/2028, 1 mo. USD LIBOR + 4.000%	$ 3,455,662
	Asurion LLC
1,558,688	3.89%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,550,614
239,115	4.01%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	233,536
1,910,700	4.01%, 07/31/2027, 1 mo. USD LIBOR + 3.250%(7)	1,865,321
2,215,000	6.01%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	2,146,468
2,385,000	6.01%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	2,311,065
	Athenahealth, Inc.
201,449	1.75%, 02/15/2029, 1 mo. USD SOFR + 3.500%(13)	198,428
1,188,551	4.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	1,170,722
	Blackhawk Network Holdings, Inc.
2,882,687	3.76%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	2,841,494
600,000	7.56%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	590,250
1,658,219	Brand Energy & Infrastructure Services, Inc. 5.29%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,572,290
3,116,954	Caesars Resort Collection LLC 3.51%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	3,100,652
673,265	Cast and Crew Payroll LLC 4.26%, 02/09/2026, 1 mo. USD LIBOR + 3.500%	669,420
2,039,887	Chamberlain Group, Inc. 4.51%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	1,999,722
1,430,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	1,410,166
2,775,000	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	2,706,791
111,466	Crown Finance U.S., Inc. 10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	118,502
1,723,027	CSC Holdings LLC 3.05%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,687,498
	DCert Buyer, Inc.
2,804,232	4.76%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,790,211
985,000	7.76%, 02/19/2029, 1 mo. USD LIBOR + 7.000%	973,101
2,759,841	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	2,736,382
1,037,163	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	989,629
1,225,000	EP Purchaser LLC 4.51%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	1,219,892
1,371,528	EyeCare Partners LLC 4.76%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	1,352,916

The accompanying notes are an integral part of these financial statements.
174

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	United States - 3.3% - (continued)
$ 1,472,600	Filtration Group Corp. 4.26%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	$ 1,452,352
1,836,450	Frontier Communications Corp. 4.81%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	1,802,788
694,326	Hertz Corp. 4.01%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	690,944
	Hub International Ltd.
2,885,032	4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	2,845,363
532,305	4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	529,122
1,111,828	Hyland Software, Inc. 4.26%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,107,025
1,278,812	IRB Holding Corp. 3.75%, 12/15/2027, 1 mo. USD SOFR + 3.000%	1,259,630
4,110,900	LBM Acquisition LLC 4.51%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	3,871,111
2,436,587	MajorDrive Holdings LLC 4.56%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	2,391,511
	McAfee LLC
EUR 1,540,000	4.25%, 03/01/2029, 3 mo. EURIBOR + 4.250%	1,606,720
$ 3,430,000	4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	3,335,675
	MH Sub LLC
5,164,413	4.26%, 09/13/2024, 3 mo. USD LIBOR + 3.500%	5,128,262
721,329	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	717,319
205,000	7.01%, 02/23/2029, 1 mo. USD LIBOR + 6.250%	202,386
760,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	787,550
	Mitchell International, Inc.
3,445,000	4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	3,386,883
330,000	7.00%, 10/15/2029, 1 mo. USD LIBOR + 6.500%	325,628
3,340,000	Oscar AcquisitionCo LLC 0.00%, 04/29/2029, 1 mo. USD LIBOR + 0.450%(14)	3,198,050
855,000	Owens & Minor, Inc. 4.45%, 03/29/2029	856,607
1,200,925	Panther Commercial Holdings L.P. 5.74%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	1,192,567
1,765,575	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	1,736,884
1,406,408	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	1,388,237
	Polaris Newco LLC
EUR 1,039,775	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	1,083,309
$ 2,810,875	4.76%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	2,778,072
2,294,250	Proofpoint, Inc. 3.76%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	2,255,064
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	United States - 3.3% - (continued)
$ 2,502,425	RealPage, Inc. 4.01%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	$ 2,460,209
2,767,848	Sedgwick Claims Management Services, Inc. 4.01%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	2,738,453
3,544,200	Shutterfly, Inc. 5.76%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	3,273,955
743,138	Southwestern Energy Co. 3.30%, 06/22/2027, 1 mo. USD SOFR + 2.500%	741,280
	SRS Distribution, Inc.
927,675	4.00%, 06/02/2028, 1 mo. USD SOFR + 3.500%	892,887
2,466,362	4.02%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	2,373,874
3,636,418	Staples, Inc. 5.32%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	3,480,234
2,486,212	Tecta America Corp. 5.01%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	2,439,596
	Ultimate Software Group, Inc.
2,742,967	4.76%, 05/03/2026, 3 mo. USD LIBOR + 3.750%(14)	2,727,826
105,000	6.21%, 05/03/2027, 1 mo. USD LIBOR + 5.250%	103,924
3,867,122	WW International, Inc. 4.27%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	3,459,141
		116,847,379
	Total Senior Floating Rate Interests (cost $147,939,868)	$ 143,392,931
U.S. GOVERNMENT AGENCIES - 1.2%
	United States - 1.2%
	FHLMC - 0.9%
1,615,000	1.29%, 01/25/2042, 3 mo. USD SOFR + 1.000%(1)(2)	$ 1,585,591
3,156,483	1.59%, 02/25/2042, 3 mo. USD SOFR + 1.300%(1)(2)	3,126,493
14,895,000	1.72%, 07/25/2041(3)(4)	232,888
3,690,853	1.78%, 09/25/2041(3)(4)	74,871
2,709,712	1.83%, 01/25/2048(3)(4)	185,731
5,047,170	1.94%, 11/25/2047(3)(4)	555,696
6,240,000	1.99%, 03/25/2048(3)(4)	738,402
5,823,080	2.02%, 10/25/2047(3)(4)	666,808
746,804	2.09%, 07/25/2041, 3 mo. USD SOFR + 1.800%(1)(2)	715,777
1,479,915	2.09%, 09/25/2046(3)(4)	174,624
1,730,000	2.09%, 01/25/2051, 3 mo. USD SOFR + 1.800%(1)(2)	1,694,087
2,075,000	2.17%, 08/25/2047(3)(4)	251,985
7,245,592	2.18%, 06/25/2044(3)(4)	544,676
1,540,000	2.25%, 04/25/2042, 3 mo. USD SOFR + 2.000%(1)(2)	1,540,403
6,087,872	2.28%, 01/25/2042(3)(4)	213,491
1,410,000	2.29%, 12/25/2050, 3 mo. USD SOFR + 2.000%(1)(2)	1,400,561
3,742,315	2.39%, 12/25/2045(3)(4)	461,057
1,070,000	2.40%, 01/25/2046(3)(4)	134,025
2,074,000	2.59%, 08/25/2033, 3 mo. USD SOFR + 2.300%(1)(2)	2,045,705
1,148,804	2.59%, 11/25/2051, 3 mo. USD SOFR + 2.300%(1)(2)	1,117,618

The accompanying notes are an integral part of these financial statements.
175

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.2% - (continued)
	United States - 1.2% - (continued)
	FHLMC - 0.9% - (continued)
$ 1,038,099	2.69%, 04/25/2028(3)(4)	$ 133,130
1,756,570	2.80%, 10/25/2055(3)(4)	364,652
1,465,000	2.82%, 11/25/2048, 1 mo. USD LIBOR + 2.150%(1)(2)	1,433,129
775,000	2.88%, 04/25/2031(3)(4)	146,930
4,514,486	3.00%, 05/15/2034(4)	351,526
489,378	3.12%, 12/25/2042, 1 mo. USD LIBOR + 2.450%(2)	489,377
1,435,316	3.32%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	1,448,007
2,188,913	3.50%, 01/15/2033(4)	254,873
982,899	3.50%, 05/15/2036(4)	129,152
2,570,000	3.62%, 11/25/2049, 1 mo. USD LIBOR + 2.950%(1)(2)	2,502,515
971,019	3.74%, 02/25/2041(3)(4)	2,229
250,000	3.79%, 03/25/2042, 3 mo. USD SOFR + 3.500%(1)(2)	255,311
1,016,214	4.27%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	1,037,007
314,644	4.92%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	320,932
790,420	5.00%, 09/15/2036(4)	147,804
502,617	5.00%, 02/15/2048(4)	108,704
1,095,000	5.02%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	1,097,737
2,775,000	5.42%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	2,917,003
		30,600,507
	FNMA - 0.2%
2,353,565	1.29%, 12/25/2041, 3 mo. USD SOFR + 1.000%(1)(2)	2,326,449
1,081,203	2.29%, 03/25/2042	1,081,521
2,686,393	3.00%, 01/25/2028(4)	160,148
2,344,893	3.50%, 04/25/2028(4)	147,111
806,000	3.79%, 03/25/2042, 3 mo. USD SOFR + 3.500%(1)(2)	822,891
1,788,487	4.00%, 01/25/2028(4)	122,096
788,901	4.00%, 04/25/2032(4)	85,863
2,123,376	4.50%, 03/25/2048(4)	388,764
2,560,944	4.50%, 05/25/2049(4)	460,586
679,558	5.50%, 06/25/2048(4)	130,496
2,244,213	6.50%, 03/25/2045(4)	559,964
		6,285,889
	GNMA - 0.1%
2,225,459	3.50%, 10/20/2029(4)	193,208
1,990,200	3.50%, 01/20/2030(4)	179,460
2,259,452	3.50%, 11/20/2031(4)	180,067
580,132	4.00%, 01/16/2046(4)	84,607
165,093	4.50%, 04/20/2045(4)	23,022
2,663,612	4.50%, 08/20/2045(4)	466,681
895,118	5.00%, 05/16/2044(4)	149,450
274,753	5.00%, 07/16/2044(4)	55,431
843,174	5.00%, 12/16/2045(4)	151,745
1,304,756	5.00%, 07/16/2047(4)	266,806
653,799	5.00%, 09/20/2047(4)	130,069
731,942	5.00%, 11/16/2047(4)	155,670
1,495,897	5.00%, 06/20/2048(4)	273,552
2,939,777	5.50%, 11/16/2046(4)	605,682
565,020	5.50%, 02/20/2047(4)	99,598
945,806	5.88%, 07/20/2039(3)(4)	100,116
1,184,217	6.00%, 09/20/2045(4)	228,109
		3,343,273
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.2% - (continued)
	United States - 1.2% - (continued)
	SLC Student Loan Trust - 0.0%
$ 623,310	SLC Student Loan Trust 1.73%, 06/15/2021, 3 mo. USD LIBOR + 0.900%(2)	$ 610,749
		610,749
	SLM Student Loan Trust - 0.0%
1,256,074	SLM Student Loan Trust 1.93%, 04/25/2023, 3 mo. USD LIBOR + 0.750%(2)	1,233,368
		1,233,368
	Total U.S. Government Agencies (cost $44,725,591)	$ 42,073,786
U.S. GOVERNMENT SECURITIES - 5.7%
	United States - 5.7%
	U.S. Treasury Bonds - 1.5%
52,034,000	0.01%, 11/15/2050	$ 22,487,738
16,440,000	2.25%, 08/15/2049	14,112,712
17,399,000	3.00%, 02/15/2047	17,016,358
		53,616,808
	U.S. Treasury Notes - 4.2%
91,308,100	0.38%, 08/15/2024	86,428,823
59,915,000	2.25%, 02/15/2027(15)(16)	58,075,423
		144,504,246
	Total U.S. Government Securities (cost $221,057,726)	$ 198,121,054
COMMON STOCKS - 0.0%
	United States - 0.0%
2,269	Foresight Energy LLC*	$ 38,582
	Total Common Stocks (cost $9,487)	$ 38,582
ESCROWS - 0.1%(17)
	Spain - 0.1%
2,150,000	Grifols Escrow Issuer S.A. Expires 10/15/2028(1)	$ 2,034,660
	Total Escrows (cost $2,512,598)	$ 2,034,660
	Total Long-Term Investments (cost $3,462,823,173)	$ 3,222,684,204
SHORT-TERM INVESTMENTS - 3.4%
	Securities Lending Collateral - 0.2%
1,857,650	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(18)	$ 1,857,650
4,506,275	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(18)	4,506,275
		6,363,925

The accompanying notes are an integral part of these financial statements.
176

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.4% - (continued)
	U.S. Treasury Securities - 3.2%
	U.S. Treasury Bills
$ 82,679,000	0.42%, 07/28/2022(16)(19)		$ 82,512,160
29,423,000	0.72%, 08/11/2022(16)(19)		29,343,424
			111,855,584
	Total Short-Term Investments (cost $118,322,177)		$ 118,219,509
	Total Investments Excluding Purchased Options (cost $3,581,145,350)	95.9%	$ 3,340,903,713
	Total Purchased Options (cost $3,383,060)	0.0%	$ 1,419,987
	Total Investments (cost $3,584,528,410)	95.9%	$ 3,342,323,700
	Other Assets and Liabilities	4.1%	141,320,639
	Total Net Assets	100.0%	$ 3,483,644,339
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $696,455,683, representing 20.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $626,120,229, representing 18.0% of net assets.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Security is a zero-coupon bond.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(13)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2022, the aggregate value of the unfunded commitment was $198,428, which represents 0.0% of total net assets.
(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2022, the market value of securities pledged was $23,456,985.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2022, the market value of securities pledged was $7,823,999.
(17)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(18)	Current yield as of period end.
(19)	The rate shown represents current yield to maturity.

The accompanying notes are an integral part of these financial statements.
177

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Exchange-Traded Option Contracts Outstanding at April 30, 2022
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Funds
Eurodollar 1-Year Mid-Curve Options	97.25	USD	06/10/2022	4,069	USD	10,172,500	$ 203,450	$ 669,310	$ (465,860)
Total purchased exchange-traded option contracts							$ 203,450	$ 669,310	$ (465,860)
Written option contracts:
Exchange-Traded Funds
Eurodollar 1-Year Mid-Curve Options	97.50	USD	06/10/2022	(4,069)	USD	(10,172,500)	$ (101,725)	$ (297,078)	$ 195,353
Total Written Option Contract exchange-traded option contracts							$ (101,725)	$ (297,078)	$ 195,353

OTC Option Contracts Outstanding at April 30, 2022
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
AUD Call/USD Put	BCLY	0.74	AUD	06/01/2022	1,970,000	AUD	1,970,000	$ 156,816	$ 156,817	$ (1)
EUR Call/CHF Put	CBK	1.05	EUR	09/02/2022	1,302,000	EUR	1,302,000	135,874	198,468	(62,594)
NZD Call/USD Put	JPM	0.73	NZD	05/09/2022	1,105,000	NZD	1,105,000	105	46,679	(46,574)
NZD Call/USD Put	MSC	0.73	NZD	05/09/2022	4,290,000	NZD	4,290,000	407	252,173	(251,766)
USD Call/JPY Put	BCLY	129.00	USD	06/23/2022	21,051,000	USD	21,051,000	383,360	306,958	76,402
Total Call								$ 676,562	$ 961,095	$ (284,533)
Put
EUR Put/JPY Call	MSC	130.00	EUR	05/23/2022	1,303,000	EUR	1,303,000	$ 459	$ 165,614	$ (165,155)
NZD Put/JPY Call	MSC	81.00	NZD	05/17/2022	2,050,000	NZD	2,050,000	180,091	148,993	31,098
NZD Put/JPY Call	JPM	80.00	NZD	05/23/2022	2,070,000	NZD	2,070,000	1,629	143,691	(142,062)
USD Put/CAD Call	DEUT	1.23	USD	05/10/2022	1,442,000	USD	1,442,000	7,097	150,400	(143,303)
USD Put/CAD Call	BOA	1.22	USD	07/05/2022	42,680,000	USD	42,680,000	51,216	294,919	(243,703)
USD Put/CAD Call	CBK	1.24	USD	07/12/2022	42,268,000	USD	42,268,000	126,804	296,933	(170,129)
USD Put/JPY Call	MSC	123.00	USD	05/19/2022	1,406,000	USD	1,406,000	68,170	156,066	(87,896)
USD Put/JPY Call	BOA	116.00	USD	06/29/2022	1,427,000	USD	1,427,000	18,243	122,151	(103,908)
USD Put/JPY Call	MSC	115.00	USD	09/29/2022	2,853,000	USD	2,853,000	86,266	273,888	(187,622)
Total Put								$ 539,975	$ 1,752,655	$ (1,212,680)
Total purchased OTC option contracts								$ 1,216,537	$ 2,713,750	$ (1,497,213)
Written option contracts:
Call
GBP Call/USD Put	JPM	1.33	GBP	05/02/2022	(10,856,000)	GBP	(10,856,000)	$ (14)	$ (72,353)	$ 72,339
USD Call/CAD Put	MSC	1.28	USD	05/13/2022	(14,114,000)	USD	(14,114,000)	(156,665)	(43,753)	(112,912)
USD Call/CHF Put	JPM	0.94	USD	05/05/2022	(14,204,000)	USD	(14,204,000)	(446,006)	(64,917)	(381,089)
USD Call/JPY Put	BCLY	133.00	USD	06/23/2022	(35,085,000)	USD	(35,085,000)	(259,980)	(193,695)	(66,285)
USD Call/MXN Put	MSC	20.20	USD	05/04/2022	(14,239,000)	USD	(14,239,000)	(175,140)	(79,739)	(95,401)
USD Call/ZAR Put	GSC	15.00	USD	05/04/2022	(14,238,000)	USD	(14,238,000)	(711,900)	(105,461)	(606,439)
USD Call/ZAR Put	BOA	15.75	USD	06/20/2022	(14,397,000)	USD	(14,397,000)	(385,652)	(216,098)	(169,554)
Total Call								$ (2,135,357)	$ (776,016)	$ (1,359,341)
Puts
AUD Put/USD Call	BCLY	0.74	AUD	05/02/2022	(14,265,000)	AUD	(14,265,000)	$ (520,073)	$ (74,236)	$ (445,837)
AUD Put/USD Call	BCLY	0.74	AUD	05/12/2022	(28,445,000)	AUD	(28,445,000)	(982,783)	(157,781)	(825,002)
AUD Put/USD Call	BCLY	0.74	AUD	05/19/2022	(28,610,000)	AUD	(28,610,000)	(966,248)	(176,898)	(789,350)
NZD Put/JPY Call	BOA	86.00	NZD	05/05/2022	(10,220,000)	NZD	(10,220,000)	(180,786)	(97,701)	(83,085)
NZD Put/USD Call	BCLY	0.68	NZD	05/12/2022	(20,625,000)	NZD	(20,625,000)	(711,048)	(100,815)	(610,233)
NZD Put/USD Call	BCLY	0.67	NZD	05/18/2022	(41,690,000)	NZD	(41,690,000)	(1,049,687)	(209,979)	(839,708)
USD Put/CAD Call	MSC	1.24	USD	05/13/2022	(14,114,000)	USD	(14,114,000)	(2,823)	(43,754)	40,931
USD Put/NOK Call	MSC	8.65	USD	05/05/2022	(21,306,000)	USD	(21,306,000)	(21)	(145,520)	145,499
The accompanying notes are an integral part of these financial statements.
178

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2022 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written – (continued):
Puts – (continued):
USD Put/ZAR Call	MSC	14.40	USD	05/10/2022	(14,139,000)	USD	(14,139,000)	$ (14)	$ (99,963)	$ 99,949
Total puts								$ (4,413,483)	$ (1,106,647)	$ (3,306,836)
Total Written Option Contracts OTC option contracts								$ (6,548,840)	$ (1,882,663)	$ (4,666,177)

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	448	06/15/2022	$ 39,294,507	$ (210,234)
ICE 3-Month Sonia Future	1,525	03/14/2023	468,328,754	(6,056,183)
SFIK2C98.55 MAY22 98.55 CALL FSO	1,164	05/13/2022	237,847	(155,161)
U.S. Treasury 10-Year Note Future	943	06/21/2022	112,364,344	(942,398)
U.S. Treasury 10-Year Ultra Future	718	06/21/2022	92,622,000	(4,915,112)
U.S. Treasury Ultra Bond Future	892	06/21/2022	143,110,250	(4,903,724)
Total				$ (17,182,812)
Short position contracts:
Canadian Government 5-Year Bond Future	37	06/21/2022	$ 3,332,347	$ 138,601
Canadian Government 10-Year Bond Future	208	06/21/2022	20,459,176	732,236
Euro-BOBL Future	1,798	06/08/2022	241,235,094	624,533
Euro-BTP Future	14	06/08/2022	1,925,031	68,846
Euro-BUND Future	1,128	06/08/2022	182,769,624	4,298,862
Euro-BUXL 30-Year Bond Future	273	06/08/2022	49,242,482	3,975,139
Euro-OAT Future	276	06/08/2022	42,463,689	2,800,848
Euro-Schatz Future	1,678	06/08/2022	194,979,397	300,727
Long Gilt Future	193	06/28/2022	28,743,958	(56,825)
SFIK2C98.7 MAY22 98.7 CALL FSO	1,164	05/13/2022	18,296	148,246
U.S. Treasury 2-Year Note Future	1,221	06/30/2022	257,402,062	4,472,541
U.S. Treasury 5-Year Note Future	1,420	06/30/2022	159,994,062	(47,562)
U.S. Treasury Long Bond Future	23	06/21/2022	3,235,813	275,711
Total				$ 17,731,903
Total futures contracts				$ 549,091

OTC Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB-.12	CBK	USD	1,500,000	(3.00%)	08/17/2061	Monthly	$ 99,618	$ —	$ 183,973	$ 84,355
CMBX.NA.BBB-.13	MSC	USD	3,250,000	(3.00%)	12/16/2072	Monthly	238,968	—	437,569	198,601
Total OTC credit default swap contracts							$ 338,586	$ —	$ 621,542	$ 282,956

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
179

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2022
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
GSC	3.53% Fixed	12 Mo. EUR EURIBOR	EUR	6,050,000	03/15/2027	Maturity	$ —	$ —	$ 84,081	$ 84,081
GSC	3.45% Fixed	12 Mo. EUR EURIBOR	EUR	6,054,000	03/15/2027	Maturity	—	—	110,915	110,915
GSC	3 Mo. South Korean Won	1.73% Fixed	KRW	51,786,178,000	12/15/2026	Quarterly	—	—	(2,377,129)	(2,377,129)
JPM	3.28% Fixed	12 Mo. EUR EURIBOR	EUR	13,350,000	03/15/2027	Maturity	—	—	371,604	371,604
JPM	2.71% Fixed	12 Mo. EUR EURIBOR	EUR	3,130,000	03/15/2032	Maturity	—	—	153,077	153,077
JPM	2.61% Fixed	12 Mo. EUR EURIBOR	EUR	3,130,000	03/15/2032	Maturity	213	—	188,222	188,009
Total OTC interest rate swap contracts							$ 213	$ —	$ (1,469,230)	$ (1,469,443)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
Bouygues S.A.	EUR	9,790,000	(1.00%)	06/20/2027	Quarterly	$ (240,308)	$ (229,960)	$ 10,348
CDX.EM.37.V1	USD	10,210,000	(1.00%)	06/20/2027	Quarterly	635,184	788,301	153,117
CDX.NA.HY.38.V1	USD	15,014,000	(5.00%)	06/20/2027	Quarterly	(906,464)	(302,737)	603,727
ITRAXX-FINSUBS.37.V1	EUR	30,405,000	(1.00%)	06/20/2027	Quarterly	895,545	1,447,808	552,263
Total						$ 383,957	$ 1,703,412	$ 1,319,455
Sell protection:
CDX.NA.HY.38.V1	USD	11,500,000	5.00%	06/20/2027	Quarterly	$ 168,454	$ 232,507	$ 64,053
CDX.NA.IGS.38.V1	USD	139,160,000	1.00%	06/20/2027	Quarterly	1,520,276	1,206,500	(313,776)
ITRAXX-FINSENS.37.V1	EUR	52,725,000	1.00%	06/20/2027	Quarterly	550,349	15,075	(535,274)
Total						$ 2,239,079	$ 1,454,082	$ (784,997)
Credit default swaps on single-name issues:
Sell protection:
Virgin Media Finance plc (B)	EUR	12,350,000	5.00%	12/20/2025	Quarterly	$ 1,178,327	$ 1,050,053	$ (128,274)
Total						$ 1,178,327	$ 1,050,053	$ (128,274)
Total centrally cleared credit default swap contracts						$ 3,801,363	$ 4,207,547	$ 406,184

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.97% Fixed	MXN	409,393,000	06/02/2032	Lunar	$ 250,582	$ —	$ (1,364,629)	$ (1,615,211)
12 Mo. CHF SARON	1.19% Fixed	CHF	28,003,000	06/16/2032	Annual	—	(364,772)	(793,297)	(428,525)
12 Mo. CHF SARON	1.09% Fixed	CHF	4,363,500	06/16/2052	Annual	—	(164,051)	(266,686)	(102,635)
12 Mo. EUR EURIBOR	0.50% Fixed	EUR	182,819,000	03/15/2024	Annual	—	(399,116)	(760,092)	(360,976)
12 Mo. EUR EURIBOR	1.16% Fixed	EUR	70,014,000	02/15/2027	Annual	280,757	—	88,562	(192,195)
12 Mo. EUR EURIBOR	0.00% Fixed	EUR	14,581,000	09/16/2031	Annual	—	(211,249)	(1,189,765)	(978,516)
12 Mo. JPY LIBOR	0.00% Fixed	JPY	2,080,849,000	03/21/2027	Annual	—	(85,536)	(125,048)	(39,512)
12 Mo. JPY LIBOR	0.03% Fixed	JPY	700,616,000	03/16/2032	Annual	11,717	—	170,205	158,488
12 Mo. SONIA	1.91% Fixed	GBP	137,805,000	03/16/2024	Annual	678,390	—	(679,952)	(1,358,342)
12 Mo. SONIA	1.81% Fixed	GBP	72,098,000	06/15/2024	Annual	—	(541,924)	(900,688)	(358,764)
12 Mo. SONIA	0.72% Fixed	GBP	15,527,000	12/20/2026	Annual	—	(28,427)	753,616	782,043
0.88% Fixed	12 Mo. SONIA	GBP	10,694,000	06/15/2027	Annual	—	(30,552)	788,942	819,494
12 Mo. SONIA	1.16% Fixed	GBP	12,879,000	06/17/2031	Annual	—	(30,420)	418,713	449,133
12 Mo. SONIA	0.97% Fixed	GBP	12,920,000	09/16/2031	Annual	—	(15,614)	548,870	564,484
12 Mo. SONIA	1.06% Fixed	GBP	10,944,000	12/16/2031	Annual	—	(9,367)	406,677	416,044
The accompanying notes are an integral part of these financial statements.
180

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2022 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
0.75% Fixed	12 Mo. SONIA	GBP	4,798,000	06/15/2032	Annual	$ —	$ (14,475)	$ 646,247	$ 660,722
1.34% Fixed	12 Mo. SONIA	GBP	25,575,000	06/16/2032	Annual	298,601	—	558,392	259,791
12 Mo. USD SOFR	2.22% Fixed	USD	73,233,000	06/15/2024	Annual	—	(22,978)	(898,042)	(875,064)
12 Mo. USD SOFR	1.51% Fixed	USD	26,473,250	03/04/2026	Annual	—	—	(649,969)	(649,969)
12 Mo. USD SOFR	1.48% Fixed	USD	47,270,000	03/04/2026	Annual	—	—	(1,186,528)	(1,186,528)
12 Mo. USD SOFR	1.50% Fixed	USD	52,945,000	03/04/2026	Annual	—	—	(1,303,532)	(1,303,532)
12 Mo. USD SOFR	1.52% Fixed	USD	62,398,820	03/04/2026	Annual	—	—	(1,518,413)	(1,518,413)
12 Mo. USD SOFR	1.38% Fixed	USD	10,065,000	03/20/2026	Annual	—	—	(268,361)	(268,361)
12 Mo. USD SOFR	1.38% Fixed	USD	30,200,000	03/20/2026	Annual	—	—	(806,331)	(806,331)
12 Mo. USD SOFR	1.40% Fixed	USD	50,280,000	03/20/2026	Annual	—	—	(1,321,602)	(1,321,602)
12 Mo. USD SOFR	1.38% Fixed	USD	50,281,000	03/20/2026	Annual	—	—	(1,337,382)	(1,337,382)
12 Mo. USD SOFR	1.35% Fixed	USD	50,390,000	03/20/2026	Annual	—	—	(1,366,794)	(1,366,794)
12 Mo. USD SOFR	1.35% Fixed	USD	50,330,000	03/20/2026	Annual	—	—	(1,368,883)	(1,368,883)
12 Mo. USD SOFR	1.36% Fixed	USD	50,615,000	03/20/2026	Annual	—	—	(1,371,495)	(1,371,495)
12 Mo. USD SOFR	1.28% Fixed	USD	50,330,000	03/20/2026	Annual	—	—	(1,431,352)	(1,431,352)
12 Mo. USD SOFR	1.26% Fixed	USD	60,396,000	03/20/2026	Annual	—	—	(1,746,914)	(1,746,914)
1.38% Fixed	12 Mo. USD SOFR	USD	19,205,000	03/20/2027	Annual	173,017	—	718,120	545,103
2.13% Fixed	12 Mo. USD SOFR	USD	30,512,000	06/15/2027	Annual	92,247	—	910,283	818,036
12 Mo. USD SOFR	2.00% Fixed	USD	25,024,000	09/21/2027	Annual	7,366	—	(955,160)	(962,526)
2.03% Fixed	12 Mo. USD SOFR	USD	16,920,000	06/16/2032	Annual	1,983	—	435,483	433,500
2.53% Fixed	12 Mo. USD SOFR	USD	14,596,000	09/15/2032	Annual	—	(28,382)	80,337	108,719
12 Mo. USD SOFR	2.00% Fixed	USD	5,963,000	09/21/2032	Annual	—	(9,942)	(388,776)	(378,834)
1.66% Fixed	12 Mo. USD SOFR	USD	13,310,000	03/04/2034	Annual	—	—	1,150,182	1,150,182
1.66% Fixed	12 Mo. USD SOFR	USD	11,290,000	03/04/2034	Annual	—	—	983,159	983,159
1.65% Fixed	12 Mo. USD SOFR	USD	10,080,000	03/04/2034	Annual	—	—	885,779	885,779
1.66% Fixed	12 Mo. USD SOFR	USD	5,647,580	03/04/2034	Annual	—	—	488,266	488,266
1.41% Fixed	12 Mo. USD SOFR	USD	12,780,000	03/20/2034	Annual	—	—	1,375,002	1,375,002
1.45% Fixed	12 Mo. USD SOFR	USD	10,650,000	03/20/2034	Annual	—	—	1,110,556	1,110,556
1.45% Fixed	12 Mo. USD SOFR	USD	10,660,000	03/20/2034	Annual	—	—	1,105,180	1,105,180
1.46% Fixed	12 Mo. USD SOFR	USD	10,705,000	03/20/2034	Annual	—	—	1,103,158	1,103,158
1.47% Fixed	12 Mo. USD SOFR	USD	10,650,000	03/20/2034	Annual	—	—	1,087,732	1,087,732
1.47% Fixed	12 Mo. USD SOFR	USD	10,630,000	03/20/2034	Annual	—	—	1,084,804	1,084,804
1.48% Fixed	12 Mo. USD SOFR	USD	10,635,000	03/20/2034	Annual	—	—	1,082,506	1,082,506
1.48% Fixed	12 Mo. USD SOFR	USD	6,390,000	03/20/2034	Annual	—	—	647,317	647,317
1.49% Fixed	12 Mo. USD SOFR	USD	2,130,000	03/20/2034	Annual	—	—	214,530	214,530
2.19% Fixed	3 Mo. AUD BBSW	AUD	98,253,000	06/15/2024	Quarterly	162,508	—	1,144,686	982,178
2.03% Fixed	3 Mo. CAD CDOR	CAD	16,413,000	06/15/2027	Semi-Annual	215,638	—	688,862	473,224
2.22% Fixed	3 Mo. CAD CDOR	CAD	26,470,000	06/19/2027	Semi-Annual	5,700	—	531,076	525,376
2.09% Fixed	3 Mo. CAD CDOR	CAD	8,161,000	06/15/2032	Semi-Annual	617,550	—	682,023	64,473
3.13% Fixed	3 Mo. NZD NZDBBR	NZD	28,088,000	06/19/2027	Semi-Annual	17,296	—	418,613	401,317
3.28% Fixed	3 Mo. NZD NZDBBR	NZD	20,021,000	09/21/2027	Semi-Annual	445,993	—	456,155	10,162
3 Mo. NZD NZDBBR FRA	3.28% Fixed	NZD	0*	09/21/2027	Semi-Annual	—	(11)	0	11
3 Mo. NZD NZDBBR FRA	2.81% Fixed	NZD	23,628,000	03/17/2032	Semi-Annual	40,071	—	624,675	584,604
3 Mo. SEK STIBOR	0.69% Fixed	SEK	183,567,000	03/20/2027	Annual	—	(32,988)	(943,847)	(910,859)
3 Mo. SEK STIBOR	1.91% Fixed	SEK	350,742,000	06/15/2027	Annual	56,859	—	(613,564)	(670,423)
3 Mo. SEK STIBOR	0.66% Fixed	SEK	237,431,000	06/15/2027	Annual	—	(806,835)	(1,851,564)	(1,044,729)
3 Mo. SEK STIBOR	2.28% Fixed	SEK	57,467,000	09/21/2032	Annual	5,030	—	(69,759)	(74,789)
3 Mo. ZAR JIBAR	8.13% Fixed	ZAR	345,785,000	06/15/2032	Quarterly	226,331	—	(654,140)	(880,471)
6 Mo. AUD BBSW	2.94% Fixed	AUD	41,156,000	06/15/2027	Semi-Annual	36,945	—	(742,704)	(779,649)
6 Mo. AUD BBSW	1.84% Fixed	AUD	38,400,000	06/15/2027	Semi-Annual	60,410	—	(2,050,530)	(2,110,940)
6 Mo. AUD BBSW	2.03% Fixed	AUD	9,215,000	06/15/2032	Semi-Annual	19,078	—	(877,158)	(896,236)
6 Mo. AUD BBSW	3.28% Fixed	AUD	23,459,000	06/16/2032	Semi-Annual	—	(36,237)	(339,354)	(303,117)
6 Mo. EUR EURIBOR	0.13% Fixed	EUR	17,744,000	03/20/2027	Annual	2,373	—	(883,829)	(886,202)
6 Mo. EUR EURIBOR	0.00% Fixed	EUR	23,494,000	06/15/2027	Annual	—	(1,692,724)	(1,861,957)	(169,233)
6 Mo. EUR EURIBOR	0.44% Fixed	EUR	16,186,000	06/17/2031	Annual	—	(13,452)	(1,176,872)	(1,163,420)
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	30,516,400	09/16/2031	Annual	302,324	—	(2,107,735)	(2,410,059)
6 Mo. EUR EURIBOR	0.19% Fixed	EUR	5,643,000	06/15/2032	Annual	—	(1,072,038)	(869,927)	202,111
1.13% Fixed	6 Mo. EUR EURIBOR	EUR	8,979,000	06/15/2032	Annual	358,578	—	549,798	191,220
6 Mo. EUR EURIBOR	1.28% Fixed	EUR	12,395,000	06/15/2037	Annual	—	(643,278)	(1,022,824)	(379,546)
The accompanying notes are an integral part of these financial statements.
181

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2022 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
6 Mo. EUR EURIBOR	0.75% Fixed	EUR	8,774,000	08/15/2046	Annual	$ —	$ (62,621)	$ (1,682,287)	$ (1,619,666)
6 Mo. EUR EURIBOR	0.63% Fixed	EUR	10,659,350	09/17/2051	Annual	—	(307,017)	546,793	853,810
1.00% Fixed	6 Mo. EUR EURIBOR	EUR	3,487,000	06/15/2052	Annual	292,443	—	434,349	141,906
0.94% Fixed	6 Mo. EUR EURIBOR	EUR	4,392,500	06/16/2052	Annual	109,171	—	262,299	153,128
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(91,421)	986,404	1,077,825
6 Mo. NOK NIBOR	2.96% Fixed	NOK	179,486,000	09/18/2027	Annual	—	—	(64,719)	(64,719)
2.41% Fixed	6 Mo. NOK NIBOR	NOK	118,843,000	09/21/2027	Annual	74,733	—	350,516	275,783
1.75% Fixed	6 Mo. NOK NIBOR	NOK	60,236,000	06/15/2032	Annual	—	(53,275)	681,056	734,331
2.38% Fixed	6 Mo. NOK NIBOR	NOK	133,616,000	09/15/2032	Annual	13,806	—	364,296	350,490
6 Mo. PLN WIBOR	4.03% Fixed	PLN	103,384,000	06/15/2032	Annual	300,982	—	(3,246,195)	(3,547,177)
Total centrally cleared interest rate swaps contracts						$ 5,158,479	$ (6,768,702)	$ (17,494,437)	$ (15,884,214)

*	Rounds to zero.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
9,505,000	AUD	7,128,750	USD	CBK	05/02/2022	$ (412,797)
9,655,000	AUD	6,922,225	USD	BOA	05/06/2022	(99,889)
16,295,000	AUD	11,763,880	USD	BCLY	05/06/2022	(249,642)
9,590,000	AUD	7,065,548	USD	SCB	05/06/2022	(289,141)
9,550,000	AUD	7,168,230	USD	CBK	05/06/2022	(420,088)
32,195,000	AUD	23,755,149	USD	JPM	05/06/2022	(1,005,784)
37,910,000	AUD	28,038,390	USD	MSC	05/06/2022	(1,250,740)
37,825,000	AUD	28,304,930	USD	SSG	05/06/2022	(1,577,341)
9,505,000	AUD	6,717,145	USD	JPM	06/07/2022	3,250
9,875,000	AUD	7,019,594	USD	CBK	06/07/2022	(37,595)
9,790,000	AUD	6,998,891	USD	SSG	06/07/2022	(76,989)
19,580,000	AUD	13,956,526	USD	MSC	06/07/2022	(112,724)
266,915,000	BRL	53,748,133	USD	CBK	05/03/2022	189,110
685,000	CAD	544,127	USD	CBK	05/06/2022	(10,925)
4,445,000	CAD	3,525,929	USD	BNP	05/06/2022	(65,953)
3,315,000	CAD	2,651,639	USD	TDB	05/06/2022	(71,253)
8,775,000	CAD	6,932,046	USD	BOA	05/06/2022	(101,611)
8,790,000	CAD	6,988,526	USD	SSG	05/06/2022	(146,414)
7,110,000	CAD	5,689,111	USD	UBS	05/06/2022	(154,706)
17,830,000	CAD	14,063,686	USD	RBC	05/06/2022	(184,864)
14,530,000	CAD	11,574,554	USD	JPM	05/06/2022	(264,443)
66,530,000	CAD	53,284,745	USD	BCLY	05/06/2022	(1,497,978)
150,830,000	CAD	120,432,288	USD	MSC	05/06/2022	(3,026,637)
675,000	CAD	524,946	USD	JPM	06/07/2022	451
6,685,000	CHF	7,052,052	USD	SSG	05/06/2022	(178,020)
14,440,000	CHF	15,106,202	USD	GSC	05/06/2022	(257,882)
6,545,000	CHF	7,015,419	USD	MSC	05/06/2022	(285,346)
6,610,000	CHF	7,140,553	USD	UBS	05/06/2022	(343,642)
10,020,000	CHF	10,663,902	USD	JPM	05/06/2022	(360,566)
16,645,000	CHF	17,592,871	USD	BNP	05/06/2022	(477,200)
16,695,000	CHF	17,882,281	USD	BCLY	05/06/2022	(715,197)
23,075,000	CHF	24,527,766	USD	BOA	05/06/2022	(800,273)
6,760,000	CHF	6,955,412	USD	BNP	06/07/2022	7,128
2,340,600,000	CLP	2,860,275	USD	BOA	05/06/2022	(117,897)
3,464,800,000	CLP	4,277,531	USD	CBK	05/06/2022	(217,977)
8,913,200,000	CLP	11,316,487	USD	SCB	05/06/2022	(873,284)
2,375,600,000	CLP	2,784,994	USD	CBK	06/07/2022	(20,930)
179,326,000	CNH	27,233,325	USD	MSC	05/06/2022	(255,214)
5,637,545,000	COP	1,495,330	USD	CBK	05/06/2022	(72,355)
58,931,000	CZK	2,596,193	USD	CBK	05/06/2022	(71,586)
111,150,000	CZK	5,000,379	USD	DEUT	05/06/2022	(238,708)
170,081,000	CZK	7,250,169	USD	MSC	06/07/2022	8,411
The accompanying notes are an integral part of these financial statements.
182

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
19,275,000	EUR	21,298,875	USD	JPM	05/02/2022	$ (963,140)
6,510,000	EUR	6,975,530	USD	CIBC	05/06/2022	(106,214)
3,206,000	EUR	3,564,982	USD	GSC	05/06/2022	(182,029)
6,504,000	EUR	7,100,919	USD	BNP	05/06/2022	(237,934)
8,894,000	EUR	9,623,194	USD	RBC	05/06/2022	(238,294)
8,689,000	EUR	9,455,026	USD	JPM	05/06/2022	(286,440)
41,394,000	EUR	44,080,267	USD	BCLY	05/06/2022	(401,544)
19,245,000	EUR	20,998,681	USD	BOA	05/06/2022	(691,463)
25,906,000	EUR	28,236,224	USD	MSC	05/06/2022	(900,355)
58,827,000	EUR	64,589,399	USD	UBS	05/06/2022	(2,515,470)
4,103,000	EUR	4,346,980	USD	BNP	05/31/2022	(12,869)
1,931,000	EUR	2,071,621	USD	RBC	05/31/2022	(31,853)
19,275,000	EUR	20,243,068	USD	JPM	06/07/2022	126,030
7,887,000	EUR	8,386,507	USD	BCLY	06/07/2022	(51,821)
5,459,000	GBP	7,146,786	USD	GSC	05/06/2022	(282,449)
5,831,000	GBP	7,659,313	USD	CBK	05/06/2022	(327,210)
10,952,000	GBP	14,182,978	USD	BNP	05/06/2022	(411,550)
16,259,000	GBP	21,186,584	USD	MSC	05/06/2022	(741,949)
19,458,000	GBP	25,315,648	USD	BCLY	05/06/2022	(848,479)
54,920,000	GBP	71,942,344	USD	TDB	05/06/2022	(2,884,016)
77,569,000	GBP	101,159,543	USD	JPM	05/06/2022	(3,621,572)
10,914,000	GBP	13,632,936	USD	JPM	06/07/2022	91,161
5,600,000	GBP	6,979,000	USD	MSC	06/07/2022	62,868
8,345,000	GBP	10,504,921	USD	BCLY	06/07/2022	(11,281)
849,100,000	HUF	2,477,836	USD	BNP	05/06/2022	(111,388)
1,439,200,000	HUF	4,226,415	USD	BOA	05/06/2022	(215,353)
2,074,888,000	HUF	5,754,514	USD	MSC	06/07/2022	2,433
18,843,500,000	IDR	1,310,396	USD	JPM	05/06/2022	(11,079)
18,843,500,000	IDR	1,296,422	USD	JPM	06/07/2022	317
23,480,000	ILS	7,103,313	USD	BCLY	05/06/2022	(69,012)
147,140,000	INR	1,934,653	USD	MSC	05/06/2022	(11,209)
284,940,000	INR	3,752,667	USD	SCB	05/06/2022	(27,874)
379,410,000	INR	4,989,611	USD	UBS	05/06/2022	(29,887)
1,645,330,000	INR	21,542,353	USD	JPM	05/06/2022	(34,270)
901,900,000	JPY	7,021,081	USD	BOA	05/06/2022	(70,052)
346,400,000	JPY	2,818,483	USD	UBS	05/06/2022	(148,745)
4,199,231,000	JPY	32,924,771	USD	MSC	05/06/2022	(560,898)
12,036,600,000	JPY	95,884,067	USD	JPM	05/06/2022	(3,116,845)
17,809,000,000	JPY	144,262,114	USD	BNP	05/06/2022	(7,006,457)
24,549,200,000	JPY	187,874,901	USD	MSC	06/07/2022	1,539,486
1,347,400,000	JPY	10,308,360	USD	JPM	06/07/2022	87,782
898,600,000	JPY	6,867,526	USD	SSG	06/07/2022	65,806
915,300,000	JPY	7,062,173	USD	BOA	06/07/2022	12
2,229,200,000	JPY	17,382,679	USD	UBS	06/07/2022	(182,830)
451,227,287,000	KRW	357,574,242	USD	JPM	05/06/2022	1,675,798
43,820,000	KRW	35,879	USD	MSC	05/06/2022	(992)
17,386,290,000	KRW	13,904,583	USD	BCLY	05/06/2022	(62,278)
11,257,710,000	KRW	9,251,852	USD	BOA	05/06/2022	(288,891)
85,440,000	MXN	4,188,421	USD	BNP	05/06/2022	(6,666)
106,750,000	MXN	5,233,485	USD	MSC	05/06/2022	(8,738)
96,270,000	MXN	4,819,573	USD	SSG	05/06/2022	(107,757)
310,510,000	MXN	15,420,535	USD	BOA	05/06/2022	(223,008)
1,492,808,000	MXN	74,417,503	USD	CBK	05/06/2022	(1,353,869)
62,090,000	NOK	7,090,854	USD	BNP	05/06/2022	(471,061)
87,060,000	NOK	9,898,210	USD	BCLY	05/06/2022	(616,214)
81,860,000	NOK	9,379,952	USD	UBS	05/06/2022	(652,360)
1,345,251,000	NOK	144,259,949	USD	MSC	05/06/2022	(834,554)
124,100,000	NOK	14,080,320	USD	CBK	05/06/2022	(849,264)
113,780,000	NOK	12,980,793	USD	JPM	05/06/2022	(850,014)
150,978,094	NOK	17,216,514	USD	BOA	05/06/2022	(1,119,820)
147,259,000	NOK	15,637,736	USD	MSC	06/07/2022	63,940
The accompanying notes are an integral part of these financial statements.
183

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
35,610,000	NOK	3,812,707	USD	UBS	06/07/2022	$ (15,746)
64,670,000	NOK	6,916,045	USD	CBK	06/07/2022	(20,525)
98,070,000	NOK	10,508,510	USD	JPM	06/07/2022	(51,673)
4,090,000	NZD	2,866,509	USD	TDB	05/06/2022	(225,953)
6,145,000	NZD	4,236,775	USD	MSC	05/06/2022	(269,484)
10,355,000	NZD	7,151,747	USD	DEUT	05/06/2022	(466,427)
20,720,000	NZD	14,097,357	USD	BOA	05/06/2022	(720,261)
25,100,000	NZD	17,050,450	USD	SSG	05/06/2022	(845,570)
30,870,000	NZD	21,343,377	USD	JPM	05/06/2022	(1,413,311)
57,325,000	NZD	38,931,409	USD	BNP	05/06/2022	(1,921,659)
62,225,000	NZD	42,217,388	USD	GSC	05/06/2022	(2,044,135)
800,000	NZD	522,923	USD	CBK	06/07/2022	(6,462)
8,030,000	NZD	5,197,153	USD	GSC	06/07/2022	(13,170)
21,450,000	NZD	13,941,964	USD	UBS	06/07/2022	(94,339)
15,950,000	NZD	10,449,386	USD	SSG	06/07/2022	(152,435)
26,615,000	NZD	17,405,864	USD	JPM	06/07/2022	(223,835)
27,445,000	PEN	7,148,625	USD	CBK	05/06/2022	(2,260)
107,450,000	PHP	2,060,403	USD	JPM	05/06/2022	(2,694)
92,310,000	PHP	1,783,423	USD	CBK	05/06/2022	(15,652)
454,260,000	PHP	8,763,154	USD	GSC	05/06/2022	(63,904)
695,000	PLN	156,411	USD	BNP	05/06/2022	294
10,565,000	PLN	2,454,180	USD	BOA	05/06/2022	(72,039)
9,085,000	PLN	2,123,321	USD	CBK	05/06/2022	(74,882)
93,069,000	PLN	21,390,421	USD	BCLY	05/06/2022	(405,704)
37,819,000	PLN	8,436,113	USD	BCLY	06/07/2022	53,707
77,030,000	SEK	7,935,224	USD	MSC	05/06/2022	(89,582)
73,070,000	SEK	7,601,404	USD	JPM	05/06/2022	(159,095)
33,210,000	SEK	3,544,200	USD	UBS	05/06/2022	(161,703)
51,260,000	SEK	5,529,099	USD	DEUT	05/06/2022	(308,177)
233,940,000	SEK	24,725,569	USD	BOA	05/06/2022	(898,365)
734,980,000	SEK	77,430,260	USD	CBK	05/06/2022	(2,571,248)
3,262,347,000	SEK	338,952,187	USD	BNP	05/06/2022	(6,676,380)
374,082,000	SEK	38,051,650	USD	BNP	06/07/2022	82,987
68,690,000	SEK	7,019,355	USD	JPM	06/07/2022	(16,964)
68,690,000	SEK	7,052,723	USD	GSC	06/07/2022	(50,333)
1,685,000	SGD	1,240,613	USD	BOA	05/06/2022	(22,234)
7,507,000	SGD	5,479,171	USD	JPM	05/06/2022	(51,062)
65,250,000	THB	1,932,761	USD	BCLY	05/06/2022	(27,580)
72,210,000	THB	2,153,273	USD	SCB	05/06/2022	(44,872)
48,513,000	TRY	3,145,599	USD	JPM	05/06/2022	111,640
267,770,000	TRY	18,013,888	USD	GSC	05/06/2022	(35,387)
79,418,000	TRY	5,201,428	USD	GSC	06/07/2022	(4,238)
9,190,000	TWD	319,308	USD	DEUT	05/06/2022	(7,519)
531,274,000	TWD	18,053,964	USD	MSC	05/06/2022	(29,445)
411,310,000	TWD	14,055,874	USD	JPM	05/06/2022	(101,370)
204,165,000	TWD	7,117,483	USD	CBK	05/06/2022	(190,782)
83,250,000	ZAR	5,221,695	USD	MSC	05/06/2022	46,292
11,790,000	ZAR	809,231	USD	DEUT	05/06/2022	(63,170)
112,620,000	ZAR	7,512,338	USD	BCLY	05/06/2022	(385,843)
229,510,000	ZAR	15,024,362	USD	GSC	05/06/2022	(501,171)
434,900,000	ZAR	29,191,093	USD	BOA	05/06/2022	(1,671,003)
674,167,000	ZAR	45,644,347	USD	JPM	05/06/2022	(2,983,652)
1,095,017,000	ZAR	68,255,084	USD	BCLY	06/07/2022	785,005
6,713,286	USD	9,505,000	AUD	JPM	05/02/2022	(2,667)
355,069,936	USD	474,250,000	AUD	TDB	05/06/2022	19,959,330
28,493,737	USD	38,430,000	AUD	MSC	05/06/2022	1,338,648
41,868,480	USD	57,615,000	AUD	BNP	05/06/2022	1,157,046
21,177,080	USD	28,445,000	AUD	SSG	05/06/2022	1,077,509
26,752,995	USD	37,000,000	AUD	GSC	05/06/2022	608,362
7,010,578	USD	9,410,000	AUD	JPM	05/06/2022	361,362
7,020,933	USD	9,440,000	AUD	BOA	05/06/2022	350,518
The accompanying notes are an integral part of these financial statements.
184

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,973,401	USD	9,840,000	AUD	JPM	06/07/2022	$ 16,148
3,493,348	USD	4,920,000	AUD	SSG	06/07/2022	14,721
55,717,077	USD	266,915,000	BRL	CBK	05/03/2022	1,779,833
47,741,791	USD	241,820,000	BRL	CBK	06/02/2022	(652,149)
376,892,172	USD	472,034,000	CAD	MSC	05/06/2022	9,462,225
35,553,318	USD	44,490,000	CAD	GSC	05/06/2022	922,426
29,482,558	USD	37,100,000	CAD	RBC	05/06/2022	604,022
34,445,175	USD	43,865,000	CAD	SSG	05/06/2022	300,781
8,975,915	USD	11,250,000	CAD	JPM	05/06/2022	218,946
6,673,538	USD	8,395,000	CAD	BNP	05/06/2022	138,894
3,740,837	USD	4,680,000	CAD	TDB	05/06/2022	97,938
2,964,093	USD	3,800,000	CAD	CIBC	05/06/2022	6,184
27,465	USD	35,000	CAD	UBS	05/06/2022	221
52,445,058	USD	67,375,000	CAD	BNP	06/07/2022	2,591
17,509,940	USD	22,495,000	CAD	RBC	06/07/2022	578
3,495,088	USD	4,490,000	CAD	JPM	06/07/2022	221
525,235	USD	675,000	CAD	CBK	06/07/2022	(162)
6,997,329	USD	9,000,000	CAD	TDB	06/07/2022	(7,972)
49,531,825	USD	46,430,000	CHF	UBS	05/06/2022	1,788,922
14,367,368	USD	13,360,000	CHF	BCLY	05/06/2022	629,587
11,363,698	USD	10,480,000	CHF	CBK	05/06/2022	587,354
7,128,282	USD	6,585,000	CHF	SSG	05/06/2022	357,078
17,534,200	USD	16,705,000	CHF	BNP	05/06/2022	356,831
7,008,694	USD	6,655,000	CHF	BOA	05/06/2022	165,510
528,598	USD	500,000	CHF	JPM	05/06/2022	14,460
20,887,868	USD	20,235,000	CHF	BOA	06/07/2022	46,597
6,993,482	USD	6,790,000	CHF	JPM	06/07/2022	44
12,248,954	USD	10,119,800,000	CLP	CBK	05/06/2022	392,030
4,212,518	USD	3,439,100,000	CLP	DEUT	05/06/2022	183,076
3,144,709	USD	2,577,955,000	CLP	UBS	05/06/2022	124,232
2,459,143	USD	2,013,300,000	CLP	SCB	05/06/2022	100,248
1,568,706	USD	1,287,045,000	CLP	BOA	05/06/2022	60,732
14,842,049	USD	95,256,000	CNH	JPM	05/06/2022	511,574
12,890,753	USD	84,070,000	CNH	GSC	05/06/2022	243,119
27,173,900	USD	179,326,000	CNH	MSC	06/07/2022	253,977
4,492,982	USD	29,961,000	CNH	JPM	06/07/2022	(4,680)
4,754,477	USD	18,741,700,000	COP	BNP	05/06/2022	23,876
7,277,126	USD	170,081,000	CZK	MSC	05/06/2022	(9,150)
20,212,729	USD	19,275,000	EUR	JPM	05/02/2022	(123,007)
98,989,970	USD	90,866,000	EUR	JPM	05/06/2022	3,108,666
48,190,343	USD	43,891,000	EUR	UBS	05/06/2022	1,876,800
14,178,726	USD	13,114,000	EUR	BOA	05/06/2022	340,905
18,829,282	USD	17,693,000	EUR	BCLY	05/06/2022	159,725
13,921,598	USD	13,081,000	EUR	SSG	05/06/2022	118,599
578,159	USD	530,000	EUR	CBA	05/06/2022	18,906
117,792,707	USD	110,250,369	EUR	BCLY	05/31/2022	1,332,238
35,128,269	USD	33,036,000	EUR	BCLY	06/07/2022	217,062
14,064,250	USD	13,316,000	EUR	BNP	06/07/2022	(7,600)
2,796,631	USD	2,658,000	EUR	GSC	06/07/2022	(12,244)
10,505,721	USD	9,967,000	EUR	JPM	06/07/2022	(27,031)
6,999,190	USD	6,658,000	EUR	CBK	06/07/2022	(36,735)
6,999,089	USD	6,658,000	EUR	BOA	06/07/2022	(36,836)
78,231,681	USD	59,818,000	GBP	SSG	05/06/2022	3,014,436
89,842,806	USD	70,237,000	GBP	JPM	05/06/2022	1,524,347
21,200,556	USD	16,248,000	GBP	MSC	05/06/2022	769,752
15,198,922	USD	11,637,000	GBP	UBS	05/06/2022	566,152
15,344,595	USD	11,755,000	GBP	CBK	05/06/2022	563,447
10,078,256	USD	7,736,000	GBP	BOA	05/06/2022	350,739
3,534,902	USD	2,714,000	GBP	BNP	05/06/2022	122,224
1,507,750	USD	1,151,000	GBP	TDB	05/06/2022	60,443
1,041,978	USD	807,000	GBP	GSC	05/06/2022	27,228
The accompanying notes are an integral part of these financial statements.
185

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
10,505,062	USD	8,345,000	GBP	BCLY	05/06/2022	$ 11,767
1,168,429	USD	919,000	GBP	DEUT	05/31/2022	12,856
7,068,073	USD	5,616,000	GBP	BOA	06/07/2022	6,085
3,964,050	USD	3,149,000	GBP	BCLY	06/07/2022	4,257
13,946,735	USD	11,098,000	GBP	CBK	06/07/2022	(8,739)
14,107,988	USD	11,232,000	GBP	JPM	06/07/2022	(15,988)
622,329	USD	213,412,000	HUF	BNP	05/06/2022	27,547
5,779,954	USD	2,074,888,000	HUF	MSC	05/06/2022	(2,776)
1,303,147	USD	18,843,500,000	IDR	JPM	05/06/2022	3,829
2,075,455	USD	30,240,000,000	IDR	BCLY	06/07/2022	(5,549)
4,723,321	USD	15,375,000	ILS	GSC	05/06/2022	117,172
1,914,975	USD	6,295,000	ILS	CBK	05/06/2022	29,075
562,723	USD	1,810,000	ILS	BCLY	05/06/2022	20,471
7,113,427	USD	23,480,000	ILS	BCLY	06/07/2022	66,802
3,869,722	USD	295,550,000	INR	CBK	05/06/2022	6,233
1,100,800	USD	83,903,000	INR	BOA	05/06/2022	4,003
27,130,748	USD	2,077,367,000	INR	JPM	05/06/2022	(25,009)
20,177,612	USD	1,550,450,000	INR	JPM	06/07/2022	(22,528)
7,138,014	USD	875,900,000	JPY	UBS	05/06/2022	387,369
5,175,397	USD	640,031,000	JPY	BNP	05/06/2022	242,617
7,055,731	USD	888,000,000	JPY	JPM	05/06/2022	211,831
14,135,881	USD	1,808,300,000	JPY	SSG	05/06/2022	199,141
7,098,970	USD	907,100,000	JPY	CBK	05/06/2022	107,864
2,291,411	USD	288,400,000	JPY	BCLY	05/06/2022	68,685
229,930,466	USD	29,885,400,000	JPY	MSC	05/06/2022	(399,155)
123,551,669	USD	14,209,250,000	JPY	BCLY	06/06/2022	13,922,292
13,889,690	USD	1,781,200,000	JPY	DEUT	06/07/2022	146,476
7,002,945	USD	898,600,000	JPY	BNP	06/07/2022	69,612
3,485,573	USD	445,800,000	JPY	JPM	06/07/2022	45,911
3,948,469	USD	515,700,000	JPY	BOA	06/07/2022	(30,521)
4,454,280	USD	582,031,000	JPY	MSC	06/07/2022	(36,499)
152,635,625	USD	17,736,600,000	JPY	MSC	06/21/2022	15,697,731
107,717,657	USD	12,768,250,000	JPY	MSC	06/27/2022	9,111,576
71,866,799	USD	8,686,300,000	JPY	JPM	07/05/2022	4,755,538
142,636,958	USD	17,444,500,000	JPY	BCLY	07/11/2022	7,810,970
71,021,983	USD	8,771,200,000	JPY	JPM	07/19/2022	3,198,483
91,508,584	USD	11,531,650,000	JPY	BCLY	07/25/2022	2,308,086
317,174,530	USD	388,484,713,000	KRW	JPM	05/06/2022	7,877,747
14,085,535	USD	17,340,750,000	KRW	CBK	05/06/2022	279,489
7,119,992	USD	8,645,450,000	KRW	BCLY	05/06/2022	236,813
3,781,005	USD	4,681,640,000	KRW	UBS	05/06/2022	53,661
70,810	USD	86,140,000	KRW	BOA	05/06/2022	2,228
48,050,646	USD	60,676,414,000	KRW	MSC	05/06/2022	(257,613)
341,008,219	USD	431,539,397,000	KRW	JPM	06/07/2022	(2,585,958)
34,942,237	USD	700,410,000	MXN	BOA	05/06/2022	661,539
24,337,573	USD	487,821,000	MXN	CBK	05/06/2022	461,781
13,084,961	USD	265,010,000	MXN	RBC	05/06/2022	114,375
2,845,375	USD	56,880,000	MXN	BNP	05/06/2022	61,454
6,905,039	USD	143,080,000	MXN	CBK	06/07/2022	(54,935)
158,806,616	USD	1,386,201,000	NOK	MSC	05/06/2022	11,015,292
28,551,201	USD	250,034,154	NOK	BOA	05/06/2022	1,893,538
19,012,018	USD	166,570,000	NOK	CBK	05/06/2022	1,252,978
9,514,397	USD	82,120,000	NOK	BNP	05/06/2022	759,084
8,995,549	USD	79,520,000	NOK	BCLY	05/06/2022	517,438
19,504,567	USD	181,752,000	NOK	UBS	06/07/2022	125,030
7,087,517	USD	65,700,000	NOK	JPM	06/07/2022	82,172
126,833,884	USD	1,194,382,000	NOK	MSC	06/07/2022	(518,605)
104,963,272	USD	151,184,000	NZD	BCLY	05/06/2022	7,356,955
35,495,498	USD	51,945,000	NZD	MSC	05/06/2022	1,959,145
41,849,812	USD	63,170,000	NZD	JPM	05/06/2022	1,066,455
13,980,439	USD	20,470,000	NZD	BNP	05/06/2022	764,746
The accompanying notes are an integral part of these financial statements.
186

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
7,099,721	USD	10,205,000	NZD	CSI	05/06/2022	$ 511,243
7,066,183	USD	10,410,000	NZD	TDB	05/06/2022	345,354
2,303,284	USD	3,335,000	NZD	CBK	05/06/2022	150,166
35,422,373	USD	54,350,000	NZD	JPM	06/07/2022	335,267
34,389,187	USD	53,210,000	NZD	BNP	06/07/2022	38,040
7,370,951	USD	27,445,000	PEN	UBS	05/06/2022	224,587
9,877,801	USD	38,140,000	PEN	CBK	06/07/2022	(13,697)
5,334,036	USD	278,410,000	PHP	JPM	05/06/2022	2,379
3,132,696	USD	163,840,000	PHP	GSC	05/06/2022	(4,902)
2,014,555	USD	105,885,000	PHP	SCB	05/06/2022	(13,183)
2,013,023	USD	105,885,000	PHP	CBK	05/06/2022	(14,715)
2,052,923	USD	107,450,000	PHP	JPM	06/07/2022	(1,789)
19,228,960	USD	84,109,000	PLN	BCLY	05/06/2022	264,498
5,117,442	USD	21,755,000	PLN	BOA	05/06/2022	212,238
1,770,765	USD	7,550,000	PLN	BNP	05/06/2022	68,430
8,155,392	USD	36,460,000	PLN	BOA	06/07/2022	(29,351)
163,246,004	USD	1,557,351,000	SEK	BNP	05/06/2022	4,627,052
117,359,182	USD	1,110,500,000	SEK	UBS	05/06/2022	4,252,796
59,358,046	USD	560,106,000	SEK	SSG	05/06/2022	2,310,260
47,277,564	USD	443,870,000	SEK	JPM	05/06/2022	2,068,620
56,009,731	USD	539,960,000	SEK	CBK	05/06/2022	1,013,850
19,527,344	USD	184,670,000	SEK	BCLY	05/06/2022	718,378
3,777,764	USD	35,730,000	SEK	MSC	05/06/2022	138,601
3,537,172	USD	33,650,000	SEK	BOA	05/06/2022	109,860
24,867,812	USD	243,980,000	SEK	JPM	06/07/2022	(3,977)
138,405,932	USD	1,360,655,000	SEK	BNP	06/07/2022	(301,850)
3,183,117	USD	4,332,000	SGD	BCLY	05/06/2022	50,764
3,553,827	USD	4,860,000	SGD	BOA	05/06/2022	39,691
2,454,867	USD	3,390,000	SGD	GSC	06/07/2022	3,744
2,421,194	USD	3,361,000	SGD	JPM	06/07/2022	(8,961)
13,996,241	USD	465,417,000	THB	SCB	05/06/2022	406,913
5,042,957	USD	77,775,000	TRY	JPM	05/06/2022	(178,980)
15,717,491	USD	238,508,000	TRY	GSC	05/06/2022	(296,313)
10,417,526	USD	159,060,000	TRY	GSC	06/07/2022	8,488
7,132,132	USD	203,765,000	TWD	BOA	05/06/2022	219,002
6,514,680	USD	187,499,000	TWD	DEUT	05/06/2022	153,406
11,765,324	USD	344,210,000	TWD	UBS	05/06/2022	87,320
7,367,445	USD	215,440,000	TWD	MSC	05/06/2022	58,217
6,989,092	USD	205,025,000	TWD	JPM	05/06/2022	33,214
18,084,692	USD	531,274,000	TWD	MSC	06/07/2022	54,195
7,016,162	USD	206,205,000	TWD	BOA	06/07/2022	17,930
17,671,038	USD	264,710,000	ZAR	BOA	05/06/2022	920,422
7,376,439	USD	108,950,000	ZAR	JPM	05/06/2022	482,179
5,301,146	USD	77,560,000	ZAR	GSC	05/06/2022	393,217
68,500,641	USD	1,095,017,000	ZAR	BCLY	05/06/2022	(791,072)
2,838,644	USD	44,940,000	ZAR	BOA	06/07/2022	5,208
200,710	USD	3,220,000	ZAR	BCLY	06/07/2022	(2,308)
13,855,900	USD	223,540,000	ZAR	MSC	06/07/2022	(238,147)
Total foreign currency contracts						$ 94,805,500
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
187

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 257,617,518	$ —	$ 257,617,518	$ —
Convertible Bonds	8,953,196	—	8,953,196	—
Corporate Bonds	551,281,029	—	551,281,029	—
Foreign Government Obligations	2,019,171,448	—	2,019,171,448	—
Senior Floating Rate Interests	143,392,931	—	143,392,931	—
U.S. Government Agencies	42,073,786	—	42,073,786	—
U.S. Government Securities	198,121,054	—	198,121,054	—
Common Stocks
United States	38,582	—	38,582	—
Escrows	2,034,660	—	2,034,660	—
Short-Term Investments	118,219,509	6,363,925	111,855,584	—
Purchased Options	1,419,987	203,450	1,216,537	—
Foreign Currency Contracts(2)	182,399,121	—	182,399,121	—
Futures Contracts(2)	17,836,290	17,836,290	—	—
Swaps - Credit Default(2)	1,666,464	—	1,666,464	—
Swaps - Interest Rate(2)	26,263,363	—	26,263,363	—
Total	$ 3,570,488,938	$ 24,403,665	$ 3,546,085,273	$ —
Liabilities
Foreign Currency Contracts(2)	$ (87,593,621)	$ —	$ (87,593,621)	$ —
Futures Contracts(2)	(17,287,199)	(17,287,199)	—	—
Swaps - Credit Default(2)	(977,324)	—	(977,324)	—
Swaps - Interest Rate(2)	(43,617,020)	—	(43,617,020)	—
Written Options	(6,650,565)	(101,725)	(6,548,840)	—
Total	$ (156,125,729)	$ (17,388,924)	$ (138,736,805)	$ —

(1)	For the six-month period April 30, 2022, investments valued at $1,869,944 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
188

Hartford Fixed Income Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
RUB	Russia Ruble
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
BAM	Build America Mutual Assurance Corp.
BBSW	Bank Bill Swap Reference Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CD	Certificate of Deposit
CDOR	Canadian Dollar Offered Rate
CJSC	Closed Joint Stock Company
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custodial Receipts
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
NIBOR	Norwegian Interbank Offered Rate
OJSC	Open Joint Stock Company
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
SD CRED PROG	School District Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept Program
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TCRS	Tennessee Consolidated Retirement System
TIIE	Interbank Equilibrium Interest Rate
UMBS	Uniform Mortgage-Backed Securities
WIBOR	Warsaw Interbank Offered Rate

189

Hartford Fixed Income Funds
 Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	The Hartford Municipal Opportunities Fund
Assets:
Investments in securities, at market value(1)	$ 54,265,041	$ 2,542,939,765	$ 571,329,811	$ 386,682,457	$ 573,891,803	$ 1,805,702,560
Repurchase agreements	5,944,922	—	—	13,452,852	15,655,100	26,477,179
Cash	1,733,311	—	5,287	6,874,911	10,710,523	6,433,358
Cash collateral due from broker on swap contracts	160,000	2,562,688	755,288	334,646	—	—
Cash collateral held for securities on loan	17,022	—	—	—	9,869	—
Foreign currency	245,826	8,927,548	2,796,487	13	405,982	—
Unrealized appreciation on OTC swap contracts	57,321	—	—	—	5,709,872	—
Unrealized appreciation on foreign currency contracts	1,526,942	2,937,323	628,050	245,170	484,670	—
Receivables:
From affiliates	12,759	—	18,256	15,077	—	—
Investment securities sold	82,680	44,223,517	16,647,857	723,732	6,712,281	46,936,131
Fund shares sold	27,101	4,946,640	485,566	417,377	711,604	3,851,968
Dividends and interest	865,041	10,773,441	2,446,994	5,245,833	1,276,371	21,255,844
Securities lending income	109	—	—	—	82	—
Variation margin on futures contracts	90,741	—	—	101,902	21,481	—
Variation margin on centrally cleared swap contracts	—	—	—	—	14,063	—
Tax reclaims	78,218	—	—	—	—	—
Other assets	80,365	128,806	72,321	82,376	73,222	169,531
Total assets	65,187,399	2,617,439,728	595,185,917	414,176,346	615,676,923	1,910,826,571
Liabilities:
Unrealized depreciation on foreign currency contracts	2,180,187	—	—	—	327,136	—
Unrealized depreciation on bond forward contracts	—	—	—	—	108,152	—
Obligation to return securities lending collateral	340,440	—	—	—	197,385	—
Unrealized depreciation on OTC swap contracts	50,542	1,181,509	238,065	—	—	—
Cash collateral due to broker on swap contracts	—	—	—	—	3,771,000	—
Unfunded loan commitments	—	4,992,560	1,312,099	323,188	—	—
Payables:
Investment securities purchased	268,202	254,129,603	71,866,507	3,630,359	35,546,866	70,159,931
Fund shares redeemed	98,669	10,222,508	724,816	802,041	1,259,625	9,528,075
Investment management fees	38,629	1,173,485	299,548	174,432	182,557	478,886
Transfer agent fees	15,655	417,131	87,716	129,981	125,086	319,240
Accounting services fees	2,851	77,095	20,519	22,476	27,299	68,100
Board of Directors' fees	252	5,567	958	1,433	1,532	3,236
Variation margin on centrally cleared swap contracts	22,839	172,723	38,958	21,036	—	—
Foreign taxes	3,999	—	—	—	—	—
Distribution fees	231	38,935	6,370	11,102	12,932	19,879
Distributions payable	—	1,205,493	4,065	16,185	—	260,014
Written options	334,437	—	—	—	—	—
Accrued expenses	31,376	85,722	34,365	42,944	35,291	28,996
Total liabilities	3,388,309	273,702,331	74,633,986	5,175,177	41,594,861	80,866,357
Net assets	$ 61,799,090	$ 2,343,737,397	$ 520,551,931	$ 409,001,169	$ 574,082,062	$ 1,829,960,214
Summary of Net Assets:
Capital stock and paid-in-capital	$ 144,954,541	$ 2,890,273,422	$ 592,877,499	$ 455,252,458	$ 643,024,131	$ 1,947,053,885
Distributable earnings (loss)	(83,155,451)	(546,536,025)	(72,325,568)	(46,251,289)	(68,942,069)	(117,093,671)
Net assets	$ 61,799,090	$ 2,343,737,397	$ 520,551,931	$ 409,001,169	$ 574,082,062	$ 1,829,960,214
Shares authorized	550,000,000	3,200,000,000	550,000,000	485,000,000	6,190,000,000	815,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 4.59	$ 8.21	$ 9.42	$ 6.93	$ 10.74	$ 8.26
Maximum offering price per share	4.81	8.46	9.71	7.26	11.25	8.65
Shares outstanding	724,542	88,537,434	9,592,344	37,601,331	21,133,730	51,286,218
Net Assets	$ 3,323,482	$ 727,198,506	$ 90,371,621	$ 260,492,441	$ 227,058,093	$ 423,668,586
Class C: Net asset value per share	$ 4.59	$ 8.29	$ 9.51	$ 6.91	$ 10.36	$ 8.27
Shares outstanding	198,530	12,536,678	2,491,197	2,150,478	2,111,957	4,704,195
Net Assets	$ 911,980	$ 103,963,583	$ 23,684,165	$ 14,854,466	$ 21,878,367	$ 38,890,560
The accompanying notes are an integral part of these financial statements.
190

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	The Hartford Municipal Opportunities Fund
Class I: Net asset value per share	$ 4.56	$ 8.16	$ 9.35	$ 6.92	$ 10.98	$ 8.26
Shares outstanding	1,778,122	151,971,909	35,890,672	3,441,579	6,239,091	124,642,628
Net Assets	$ 8,110,259	$ 1,239,871,243	$ 335,564,312	$ 23,823,125	$ 68,489,098	$ 1,029,916,121
Class R3: Net asset value per share	$ 4.59	$ 8.27	$ 9.44	$ 6.93	$ 10.52	$ —
Shares outstanding	2,125	513,168	14,371	275,649	2,948,459	—
Net Assets	$ 9,748	$ 4,243,301	$ 135,683	$ 1,910,152	$ 31,013,446	$ —
Class R4: Net asset value per share	$ 4.56	$ 8.21	$ 9.40	$ 6.94	$ 10.76	$ —
Shares outstanding	8,562	193,575	44,877	131,996	386,445	—
Net Assets	$ 39,071	$ 1,588,807	$ 421,963	$ 916,139	$ 4,157,120	$ —
Class R5: Net asset value per share	$ 4.36	$ 8.16	$ 9.35	$ 6.89	$ 10.93	$ —
Shares outstanding	2,272	161,958	1,433,257	91,356	195,666	—
Net Assets	$ 9,917	$ 1,321,942	$ 13,395,490	$ 629,467	$ 2,139,488	$ —
Class R6: Net asset value per share	$ —	$ —	$ —	$ 6.84	$ —	$ —
Shares outstanding	—	—	—	1,426	—	—
Net Assets	$ —	$ —	$ —	$ 9,747	$ —	$ —
Class Y: Net asset value per share	$ 4.53	$ 8.13	$ 9.35	$ 6.84	$ 11.00	$ 8.26
Shares outstanding	9,727,883	8,328,071	1,968,832	146,324	3,082,443	1,607,242
Net Assets	$ 44,042,731	$ 67,691,469	$ 18,414,823	$ 1,001,090	$ 33,906,336	$ 13,272,393
Class F: Net asset value per share	$ 4.57	$ 8.14	$ 9.36	$ 6.90	$ 10.98	$ 8.25
Shares outstanding	1,172,364	24,316,951	4,118,547	15,272,906	16,895,760	39,288,513
Net Assets	$ 5,351,902	$ 197,858,546	$ 38,563,874	$ 105,364,542	$ 185,440,114	$ 324,212,554
Cost of investments	$ 69,939,079	$ 2,643,639,773	$ 590,353,996	$ 432,667,502	$ 614,591,350	$ 1,924,005,766
Cost of foreign currency	$ 253,579	$ 8,927,272	$ 2,796,410	$ 13	$ 411,774	$ —
Written option contracts premiums received	$ 485,659	$ —	$ —	$ —	$ —	$ —
(1) Includes Investment in securities on loan, at market value	$ 332,891	$ —	$ —	$ —	$ 190,297	$ —
The accompanying notes are an integral part of these financial statements.
191

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Assets:
Investments in securities, at market value(1)	$ 43,483,994	$ 1,952,772,536	$ 3,053,063,525	$ 104,772,801	$ 3,895,809,767	$ 3,342,323,700
Repurchase agreements	219,130	35,764,409	11,275,136	10,637,184	57,442,512	—
Cash	53,489	19,281,042	27,895,238	2,584,468	20,032,790	26,755,722
Cash collateral due from broker on swap contracts	—	—	14,411,000	—	—	—
Cash collateral held for securities on loan	—	36,717	1,688,605	—	382,018	334,943
Foreign currency	—	5,823,708	7,920,943	—	316,387	6,474,765
Unrealized appreciation on OTC swap contracts	—	—	—	—	—	1,190,642
Unrealized appreciation on foreign currency contracts	—	575,388	33,651,207	—	5,667,682	182,399,121
Receivables:
From affiliates	8,069	—	—	12,513	—	—
Investment securities sold	—	3,852,419	182,195,640	342,834	428,875,484	50,886,618
Fund shares sold	754,947	6,749,758	4,344,728	1,170,690	14,925,465	6,978,321
Dividends and interest	491,149	8,829,142	25,373,879	1,268,839	20,199,077	16,150,502
Securities lending income	—	406	15,405	—	2,341	2,505
Variation margin on futures contracts	—	2,543,143	—	—	1,399,562	1,014,469
Variation margin on centrally cleared swap contracts	—	—	—	—	418,377	—
Tax reclaims	—	5,104	20,557	—	—	—
OTC swap contracts premiums paid	—	—	325,997	—	621,062	338,799
Other assets	48,718	171,655	132,404	47,711	108,188	142,320
Total assets	45,059,496	2,036,405,427	3,362,314,264	120,837,040	4,446,200,712	3,634,992,427
Liabilities:
Unrealized depreciation on foreign currency contracts	—	17,398	2,718,428	—	1,379,078	87,593,621
Obligation to return securities lending collateral	—	734,332	33,772,095	—	7,640,356	6,698,868
Unrealized depreciation on OTC swap contracts	—	—	319,550	—	604,495	2,377,129
Cash collateral due to broker on future contracts	—	—	—	—	—	150,000
Cash collateral due to broker on swap contracts	—	—	—	—	—	16,841,010
TBA sale commitments, at market value	—	—	—	—	6,273,011	—
Unfunded loan commitments	—	185,872	191,426	—	17,363	201,449
Payables:
Investment securities purchased	1,686,146	14,120,101	459,246,653	4,269,900	1,208,971,458	20,311,323
Fund shares redeemed	565,154	5,284,916	5,564,137	716,098	4,756,846	6,242,925
Investment management fees	14,641	627,773	1,191,846	31,853	742,075	1,670,724
Transfer agent fees	4,263	390,773	663,045	21,575	473,185	660,222
Accounting services fees	1,659	78,866	113,919	5,561	125,698	152,183
Board of Directors' fees	17	6,569	8,064	337	11,996	17,956
Variation margin on futures contracts	—	—	279,880	—	—	—
Variation margin on centrally cleared swap contracts	—	—	15,664,890	—	—	1,322,318
Foreign taxes	—	—	744	—	—	—
Distribution fees	944	37,334	22,020	1,716	39,571	14,779
Distributions payable	—	200,187	50	468	368,932	—
Written options	—	—	7,104,615	—	2,663,223	6,650,565
Accrued expenses	20,111	62,730	90,809	18,149	175,920	443,016
OTC swap contracts premiums received	—	—	6,613	—	16,557	—
Total liabilities	2,292,935	21,746,851	526,958,784	5,065,657	1,234,259,764	151,348,088
Net assets	$ 42,766,561	$ 2,014,658,576	$ 2,835,355,480	$ 115,771,383	$ 3,211,940,948	$ 3,483,644,339
Summary of Net Assets:
Capital stock and paid-in-capital	$ 44,830,216	$ 2,102,441,812	$ 3,227,737,818	$ 124,826,307	$ 3,607,470,616	$ 3,663,654,201
Distributable earnings (loss)	(2,063,655)	(87,783,236)	(392,382,338)	(9,054,924)	(395,529,668)	(180,009,862)
Net assets	$ 42,766,561	$ 2,014,658,576	$ 2,835,355,480	$ 115,771,383	$ 3,211,940,948	$ 3,483,644,339
Shares authorized	340,000,000	690,000,000	1,415,000,000	300,000,000	1,225,000,000	1,500,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
The accompanying notes are an integral part of these financial statements.
192

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Class A: Net asset value per share	$ 9.70	$ 9.53	$ 8.06	$ 9.91	$ 9.53	$ 9.97
Maximum offering price per share	10.16	9.72	8.44	10.38	9.98	10.44
Shares outstanding	2,716,007	91,644,645	40,013,320	3,837,537	114,517,670	31,415,023
Net Assets	$ 26,354,686	$ 873,820,174	$ 322,493,408	$ 38,048,494	$ 1,090,934,829	$ 313,144,852
Class C: Net asset value per share	$ 9.69	$ 9.54	$ 8.13	$ 9.91	$ 9.64	$ 9.72
Shares outstanding	130,590	6,497,152	9,219,599	387,253	1,164,419	2,952,128
Net Assets	$ 1,265,847	$ 61,960,462	$ 74,980,628	$ 3,837,989	$ 11,226,128	$ 28,688,882
Class I: Net asset value per share	$ 9.69	$ 9.49	$ 8.08	$ 9.88	$ 9.48	$ 10.05
Shares outstanding	748,243	53,081,499	209,118,652	4,755,705	41,901,184	138,940,294
Net Assets	$ 7,251,112	$ 503,883,822	$ 1,690,692,385	$ 47,003,905	$ 397,073,935	$ 1,396,522,480
Class R3: Net asset value per share	$ —	$ 9.52	$ 8.04	$ —	$ 9.80	$ 9.89
Shares outstanding	—	124,738	403,227	—	400,451	110,796
Net Assets	$ —	$ 1,187,531	$ 3,243,672	$ —	$ 3,923,380	$ 1,095,840
Class R4: Net asset value per share	$ —	$ 9.52	$ 8.05	$ —	$ 9.71	$ 9.99
Shares outstanding	—	515,758	1,383,104	—	1,475,512	168,566
Net Assets	$ —	$ 4,909,693	$ 11,131,760	$ —	$ 14,326,691	$ 1,683,607
Class R5: Net asset value per share	$ —	$ 9.48	$ 8.05	$ —	$ 9.63	$ 10.05
Shares outstanding	—	230,138	5,536,299	—	190,856	836,757
Net Assets	$ —	$ 2,182,775	$ 44,544,643	$ —	$ 1,838,469	$ 8,411,854
Class R6: Net asset value per share	$ —	$ 9.44	$ 8.05	$ —	$ 9.54	$ 10.09
Shares outstanding	—	211,464	27,681,200	—	21,167,436	11,124,868
Net Assets	$ —	$ 1,995,363	$ 222,801,549	$ —	$ 201,942,953	$ 112,287,835
Class Y: Net asset value per share	$ —	$ 9.47	$ 8.03	$ —	$ 9.57	$ 10.08
Shares outstanding	—	1,014,515	20,622,510	—	40,932,051	24,775,312
Net Assets	$ —	$ 9,604,533	$ 165,677,804	$ —	$ 391,671,970	$ 249,800,955
Class F: Net asset value per share	$ 9.70	$ 9.48	$ 8.08	$ 9.89	$ 9.40	$ 10.07
Shares outstanding	813,965	58,583,887	37,118,227	2,718,751	116,859,041	136,271,344
Net Assets	$ 7,894,916	$ 555,114,223	$ 299,789,631	$ 26,880,995	$ 1,099,002,593	$ 1,372,008,034
Cost of investments	$ 45,566,702	$ 2,086,225,773	$ 3,407,611,684	$ 123,192,568	$ 4,293,192,242	$ 3,584,528,410
Cost of foreign currency	$ —	$ 5,823,708	$ 8,063,435	$ —	$ 316,388	$ 509,483,956
Proceeds of TBA sale commitments	$ —	$ —	$ —	$ —	$ 6,335,766	$ —
Written option contracts premiums received	$ —	$ —	$ 6,166,767	$ —	$ 2,103,991	$ 2,179,741
(1) Includes Investment in securities on loan, at market value	$ —	$ 711,338	$ 32,384,489	$ —	$ 7,395,375	$ 6,465,821
The accompanying notes are an integral part of these financial statements.
193

Hartford Fixed Income Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	The Hartford Municipal Opportunities Fund
Investment Income:
Dividends	$ —	$ 1,097,554	$ 291,360	$ —	$ —	$ —
Interest	1,392,266	44,292,745	9,646,856	10,370,118	15,174,244	22,238,882
Securities lending	519	—	—	—	131	—
Less: Foreign tax withheld	(17,884)	—	—	—	(4,044)	—
Total investment income, net	1,374,901	45,390,299	9,938,216	10,370,118	15,170,331	22,238,882
Expenses:
Investment management fees	223,527	6,744,960	1,644,486	1,115,981	1,107,284	3,080,103
Transfer agent fees
Class A	4,088	365,954	46,522	225,266	159,520	149,021
Class C	1,458	55,102	13,115	12,987	14,260	16,999
Class I	5,787	421,531	116,309	25,866	31,114	504,824
Class R3	12	4,393	155	2,122	34,305	—
Class R4	36	1,793	335	835	3,583	—
Class R5	6	694	6,943	421	1,093	—
Class Y	20,629	23,576	8,204	532	18,609	6,378
Class F	84	803	362	863	229	799
Distribution fees
Class A	4,766	903,769	105,771	346,690	287,804	582,210
Class C	6,599	533,351	121,566	83,764	116,664	224,399
Class R3	26	11,071	353	4,878	78,429	—
Class R4	53	2,637	508	1,228	5,390	—
Custodian fees	7,730	6,027	2,343	4,881	5,279	3,704
Registration and filing fees	54,482	101,839	64,672	72,965	66,108	133,306
Accounting services fees	5,886	153,966	40,091	42,667	50,916	141,022
Board of Directors' fees	684	24,267	5,053	5,332	6,478	20,924
Audit and tax fees	15,508	20,737	20,735	14,289	17,126	14,291
Other expenses	6,966	91,702	23,530	37,769	29,348	58,263
Total expenses (before waivers, reimbursements and fees paid indirectly)	358,327	9,468,172	2,221,053	1,999,336	2,033,539	4,936,243
Expense waivers	(82,123)	(3,163)	(125,464)	(78,668)	—	—
Distribution fee reimbursements	(98)	(3,126)	(92)	(2,775)	(3,751)	(1,476)
Total waivers, reimbursements and fees paid indirectly	(82,221)	(6,289)	(125,556)	(81,443)	(3,751)	(1,476)
Total expenses	276,106	9,461,883	2,095,497	1,917,893	2,029,788	4,934,767
Net Investment Income (Loss)	1,098,795	35,928,416	7,842,719	8,452,225	13,140,543	17,304,115
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(1,114,462)	(16,151,404)	(3,022,399)	1,004,837	(353,843)	(23,067,856)
Less: Foreign taxes paid on realized capital gains	494	—	—	—	—	—
Purchased options contracts	309,199	—	—	—	—	—
Futures contracts	253,506	(898)	—	(97,526)	(693,804)	—
Written options contracts	(411,203)	—	—	—	—	—
Swap contracts	31,899	578,745	170,494	(342,159)	760,077	—
Foreign currency contracts	(666,769)	24,429,873	5,238,569	2,615,401	1,054,756	—
Other foreign currency transactions	(60,614)	(2,293,947)	(527,395)	(3,520)	75,127	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,657,950)	6,562,369	1,859,269	3,177,033	842,313	(23,067,856)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments *	(7,818,640)	(58,484,681)	(14,662,476)	(45,595,551)	(39,361,544)	(160,087,082)
Purchased options contracts	(35,919)	—	—	—	—	—
Futures contracts	66,465	—	—	301,614	(1,185,338)	—
Written options contracts	108,387	—	—	—	—	—
Swap contracts	(43,577)	(1,811,643)	(368,798)	(74,746)	2,974,398	—
Bond forward contracts	—	—	—	—	103,907	—
Foreign currency contracts	159,998	1,755,138	388,884	110,336	(77,946)	—
Translation of other assets and liabilities in foreign currencies	(28,914)	583,890	(100,877)	7,473	88,884	—
The accompanying notes are an integral part of these financial statements.
194

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	The Hartford Municipal Opportunities Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(7,592,200)	(57,957,296)	(14,743,267)	(45,250,874)	(37,457,639)	(160,087,082)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(9,250,150)	(51,394,927)	(12,883,998)	(42,073,841)	(36,615,326)	(183,154,938)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (8,151,355)	$ (15,466,511)	$ (5,041,279)	$ (33,621,616)	$ (23,474,783)	$ (165,850,823)
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ 5,406	$ —	$ —	$ —	$ —	$ —
The accompanying notes are an integral part of these financial statements.
195

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Investment Income:
Dividends	$ —	$ —	$ 393,365	$ —	$ 11,801	$ —
Interest	331,090	22,941,476	64,433,763	1,279,437	42,483,369	29,029,786
Securities lending	—	1,396	79,158	—	5,831	12,286
Less: Foreign tax withheld	—	—	(47,548)	—	(246)	(396,618)
Total investment income, net	331,090	22,942,872	64,858,738	1,279,437	42,500,755	28,645,454
Expenses:
Investment management fees	79,720	3,925,559	7,805,447	216,655	4,656,231	10,841,827
Transfer agent fees
Class A	5,469	515,589	238,571	11,498	659,850	226,656
Class C	733	32,756	42,081	2,681	12,459	21,042
Class I	4,726	234,807	997,755	32,821	106,844	853,268
Class R3	—	1,347	3,191	—	4,774	1,092
Class R4	—	1,102	8,918	—	12,026	1,781
Class R5	—	920	24,484	—	1,333	4,795
Class R6	—	40	3,394	—	1,780	2,361
Class Y	—	4,310	100,221	—	132,310	145,815
Class F	98	4,546	625	85	7,049	23,468
Distribution fees
Class A	30,938	1,123,949	464,313	54,171	1,498,460	416,973
Class C	6,593	328,697	430,495	22,147	65,958	167,692
Class R3	—	3,077	8,051	—	10,851	2,554
Class R4	—	5,415	15,788	—	17,954	3,073
Custodian fees	489	5,834	91,366	742	31,198	102,010
Registration and filing fees	32,052	133,634	183,832	36,867	111,216	122,726
Accounting services fees	3,781	155,259	233,985	12,332	244,138	288,910
Board of Directors' fees	430	24,300	37,318	1,452	39,375	47,108
Audit and tax fees	14,288	17,128	23,206	14,268	21,960	18,352
Other expenses	4,057	93,055	119,174	8,334	179,441	292,800
Total expenses (before waivers, reimbursements and fees paid indirectly)	183,374	6,611,324	10,832,215	414,053	7,815,207	13,584,303
Expense waivers	(45,355)	—	—	(67,721)	—	—
Distribution fee reimbursements	(342)	(61,838)	(1,134)	(31)	(11,866)	(958)
Total waivers, reimbursements and fees paid indirectly	(45,697)	(61,838)	(1,134)	(67,752)	(11,866)	(958)
Total expenses	137,677	6,549,486	10,831,081	346,301	7,803,341	13,583,345
Net Investment Income (Loss)	193,413	16,393,386	54,027,657	933,136	34,697,414	15,062,109
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(197,532)	888,441	(90,919,576)	(1,272,190)	(84,552,656)	(62,111,392)
Purchased options contracts	—	—	—	—	—	(2,533,468)
Futures contracts	—	3,498,711	(13,674,855)	—	31,943,232	43,049,466
Written options contracts	—	—	15,063,858	—	34,136	3,410,029
Swap contracts	—	—	(11,534,598)	—	(4,022,289)	(17,116,893)
Foreign currency contracts	—	3,814,437	37,363,125	—	9,359,792	55,973,477
Other foreign currency transactions	—	(441,767)	(1,513,097)	—	(157,095)	(829,695)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(197,532)	7,759,822	(65,215,143)	(1,272,190)	(47,394,880)	19,841,524
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments *	(2,256,125)	(108,636,157)	(321,532,243)	(10,663,964)	(375,967,058)	(265,201,598)
Purchased options contracts	—	—	1,809,592	—	2,957,015	(618,465)
Futures contracts	—	1,692,557	(9,210,232)	—	21,517,896	(1,081,860)
Written options contracts	—	—	(1,389,615)	—	(1,398,849)	(4,470,824)
Swap contracts	—	—	3,196,658	—	3,976,038	(6,281,790)
Foreign currency contracts	—	381,586	22,421,980	—	974,826	119,406,562
Translation of other assets and liabilities in foreign currencies	—	3,706	(6,235)	—	444,765	(995,656)
The accompanying notes are an integral part of these financial statements.
196

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(2,256,125)	(106,558,308)	(304,710,095)	(10,663,964)	(347,495,367)	(159,243,631)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(2,453,657)	(98,798,486)	(369,925,238)	(11,936,154)	(394,890,247)	(139,402,107)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (2,260,244)	$ (82,405,100)	$ (315,897,581)	$ (11,003,018)	$ (360,192,833)	$ (124,339,998)
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ 22,216	$ —	$ —	$ —
The accompanying notes are an integral part of these financial statements.
197

Hartford Fixed Income Funds
 Statements of Changes in Net Assets

	The Hartford Emerging Markets Local Debt Fund		The Hartford Floating Rate Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 1,098,795	$ 2,237,108	$ 35,928,416	$ 70,994,132
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,657,950)	1,143,324	6,562,369	26,374,866
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(7,592,200)	(1,138,652)	(57,957,296)	40,533,708
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,151,355)	2,241,780	(15,466,511)	137,902,706
Distributions to Shareholders:
Class A	(105,050)	(133,250)	(11,082,109)	(21,641,093)
Class C	(31,386)	(45,865)	(1,203,871)	(3,702,166)
Class I	(277,358)	(373,191)	(22,307,300)	(31,415,921)
Class R3	(275)	(328)	(61,077)	(128,958)
Class R4	(1,173)	(1,455)	(32,012)	(68,153)
Class R5	(328)	(816)	(22,991)	(37,242)
Class Y	(1,159,789)	(1,515,399)	(1,199,589)	(1,586,807)
Class F	(145,689)	(143,206)	(3,286,998)	(4,114,279)
Total distributions	(1,721,048)	(2,213,510)	(39,195,947)	(62,694,619)
Capital Share Transactions:
Sold	20,140,205	16,289,948	628,974,063	816,933,177
Issued on reinvestment of distributions	1,641,350	2,154,350	31,608,672	50,166,714
Redeemed	(8,726,083)	(23,049,369)	(379,711,297)	(609,208,793)
Net increase (decrease) from capital share transactions	13,055,472	(4,605,071)	280,871,438	257,891,098
Net Increase (Decrease) in Net Assets	3,183,069	(4,576,801)	226,208,980	333,099,185
Net Assets:
Beginning of period	58,616,021	63,192,822	2,117,528,417	1,784,429,232
End of period	$ 61,799,090	$ 58,616,021	$ 2,343,737,397	$ 2,117,528,417
The accompanying notes are an integral part of these financial statements.
198

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Floating Rate High Income Fund		The Hartford High Yield Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 7,842,719	$ 14,398,567	$ 8,452,225	$ 16,622,334
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,859,269	9,211,691	3,177,033	7,697,117
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(14,743,267)	4,673,432	(45,250,874)	8,880,768
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,041,279)	28,283,690	(33,621,616)	33,200,219
Distributions to Shareholders:
Class A	(1,350,097)	(2,260,387)	(5,087,409)	(10,337,734)
Class C	(286,350)	(767,793)	(241,510)	(718,263)
Class I	(5,749,858)	(7,889,739)	(827,243)	(1,281,113)
Class R3	(1,977)	(3,765)	(32,700)	(56,962)
Class R4	(6,440)	(11,610)	(17,912)	(41,134)
Class R5	(265,202)	(408,844)	(15,166)	(28,190)
Class R6	—	—	(237)	(275) (1)
Class Y	(363,314)	(361,445)	(21,304)	(40,983)
Class F	(653,475)	(685,903)	(2,557,181)	(4,169,785)
Total distributions	(8,676,713)	(12,389,486)	(8,800,662)	(16,674,439)
Capital Share Transactions:
Sold	197,513,690	243,398,409	85,294,787	154,200,806
Issued on reinvestment of distributions	8,648,583	12,325,072	8,700,248	16,437,697
Redeemed	(110,258,359)	(162,394,797)	(110,018,053)	(82,007,013)
Net increase (decrease) from capital share transactions	95,903,914	93,328,684	(16,023,018)	88,631,490
Net Increase (Decrease) in Net Assets	82,185,922	109,222,888	(58,445,296)	105,157,270
Net Assets:
Beginning of period	438,366,009	329,143,121	467,446,465	362,289,195
End of period	$ 520,551,931	$ 438,366,009	$ 409,001,169	$ 467,446,465

(1)	Commenced operations on March 1, 2021.
The accompanying notes are an integral part of these financial statements.
199

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Inflation Plus Fund		The Hartford Municipal Opportunities Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 13,140,543	$ 17,100,984	$ 17,304,115	$ 30,177,227
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	842,313	15,172,475	(23,067,856)	(222,907)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(37,457,639)	2,841,963	(160,087,082)	16,090,687
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,474,783)	35,115,422	(165,850,823)	46,045,007
Distributions to Shareholders:
Class A	(8,813,867)	(4,366,189)	(3,644,988)	(7,830,709)
Class C	(839,912)	(241,079)	(179,801)	(505,567)
Class I	(2,588,382)	(1,166,904)	(10,131,321)	(15,905,916)
Class R3	(1,169,727)	(623,956)	—	—
Class R4	(163,631)	(105,614)	—	—
Class R5	(74,258)	(38,900)	—	—
Class Y	(1,318,518)	(738,520)	(130,311)	(297,401)
Class F	(7,414,239)	(4,427,834)	(3,219,157)	(5,642,177)
Total distributions	(22,382,534)	(11,708,996)	(17,305,578)	(30,181,770)
Capital Share Transactions:
Sold	130,677,177	190,542,110	677,593,784	588,219,542
Issued on reinvestment of distributions	21,954,827	11,424,933	15,842,316	26,743,790
Redeemed	(101,428,334)	(180,414,897)	(464,749,943)	(313,751,683)
Net increase (decrease) from capital share transactions	51,203,670	21,552,146	228,686,157	301,211,649
Net Increase (Decrease) in Net Assets	5,346,353	44,958,572	45,529,756	317,074,886
Net Assets:
Beginning of period	568,735,709	523,777,137	1,784,430,458	1,467,355,572
End of period	$ 574,082,062	$ 568,735,709	$ 1,829,960,214	$ 1,784,430,458
The accompanying notes are an integral part of these financial statements.
200

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Municipal Short Duration Fund		The Hartford Short Duration Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 193,413	$ 365,111	$ 16,393,386	$ 31,524,181
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(197,532)	(10,314)	7,759,822	12,295,333
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(2,256,125)	17,714	(106,558,308)	(16,347,248)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,260,244)	372,511	(82,405,100)	27,472,266
Distributions to Shareholders:
Class A	(90,106)	(241,664)	(6,454,309)	(13,765,749)
Class C	(456)	(6,519)	(226,593)	(650,763)
Class I	(64,531)	(70,845)	(6,187,028)	(11,271,779)
Class R3	—	—	(7,841)	(24,103)
Class R4	—	—	(32,234)	(74,418)
Class R5	—	—	(14,247)	(33,325)
Class R6	—	—	(21,707)	(29,252)
Class Y	—	—	(73,954)	(168,858)
Class F	(30,529)	(51,426)	(5,122,412)	(6,693,662)
Total distributions	(185,622)	(370,454)	(18,140,325)	(32,711,909)
Capital Share Transactions:
Sold	31,998,955	18,254,920	591,695,326	1,252,229,093
Issued on reinvestment of distributions	181,447	368,228	16,822,924	30,042,870
Redeemed	(23,312,412)	(8,165,674)	(651,897,894)	(781,083,476)
Net increase (decrease) from capital share transactions	8,867,990	10,457,474	(43,379,644)	501,188,487
Net Increase (Decrease) in Net Assets	6,422,124	10,459,531	(143,925,069)	495,948,844
Net Assets:
Beginning of period	36,344,437	25,884,906	2,158,583,645	1,662,634,801
End of period	$ 42,766,561	$ 36,344,437	$ 2,014,658,576	$ 2,158,583,645
The accompanying notes are an integral part of these financial statements.
201

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Strategic Income Fund		Hartford Sustainable Municipal Bond Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 54,027,657	$ 81,332,265	$ 933,136	$ 1,565,874
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(65,215,143)	39,156,835	(1,272,190)	668,157
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(304,710,095)	(15,561,618)	(10,663,964)	487,346
Net Increase (Decrease) in Net Assets Resulting from Operations	(315,897,581)	104,927,482	(11,003,018)	2,721,377
Distributions to Shareholders:
Class A	(10,749,819)	(13,415,885)	(514,977)	(583,161)
Class C	(2,135,169)	(2,498,541)	(35,581)	(30,346)
Class I	(59,024,106)	(58,862,872)	(643,116)	(597,267)
Class R3	(87,485)	(76,238)	—	—
Class R4	(363,533)	(276,821)	—	—
Class R5	(1,403,870)	(1,436,033)	—	—
Class R6	(5,889,265)	(2,476,456)	—	—
Class Y	(5,885,948)	(5,957,462)	—	—
Class F	(9,966,840)	(13,930,487)	(379,824)	(354,323)
Total distributions	(95,506,035)	(98,930,795)	(1,573,498)	(1,565,097)
Capital Share Transactions:
Sold	813,979,519	2,604,992,032	37,791,808	58,514,592
Issued on reinvestment of distributions	94,283,881	98,446,517	1,570,949	1,561,109
Redeemed	(1,001,851,857)	(1,052,171,798)	(39,520,969)	(16,076,394)
Net increase (decrease) from capital share transactions	(93,588,457)	1,651,266,751	(158,212)	43,999,307
Net Increase (Decrease) in Net Assets	(504,992,073)	1,657,263,438	(12,734,728)	45,155,587
Net Assets:
Beginning of period	3,340,347,553	1,683,084,115	128,506,111	83,350,524
End of period	$ 2,835,355,480	$ 3,340,347,553	$ 115,771,383	$ 128,506,111
The accompanying notes are an integral part of these financial statements.
202

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Total Return Bond Fund		The Hartford World Bond Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 34,697,414	$ 61,872,563	$ 15,062,109	$ 31,308,168
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(47,394,880)	36,144,280	19,841,524	68,593,974
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(347,495,367)	(74,464,811)	(159,243,631)	(109,895,728)
Net Increase (Decrease) in Net Assets Resulting from Operations	(360,192,833)	23,552,032	(124,339,998)	(9,993,586)
Distributions to Shareholders:
Class A	(32,758,893)	(32,137,413)	(3,953,261)	(3,010,998)
Class C	(309,052)	(472,610)	(302,830)	(125,450)
Class I	(8,794,815)	(9,730,043)	(21,410,957)	(20,651,050)
Class R3	(109,762)	(109,854)	(10,382)	(5,791)
Class R4	(374,229)	(391,047)	(21,449)	(120,174)
Class R5	(69,748)	(70,122)	(110,761)	(88,533)
Class R6	(6,568,293)	(4,246,736)	(1,632,596)	(1,415,295)
Class Y	(12,021,506)	(12,144,844)	(3,437,635)	(3,546,250)
Class F	(38,145,841)	(32,813,903)	(19,890,013)	(17,628,017)
Total distributions	(99,152,139)	(92,116,572)	(50,769,884)	(46,591,558)
Capital Share Transactions:
Sold	619,626,955	1,350,276,016	512,885,508	1,356,935,358
Issued on reinvestment of distributions	93,722,183	88,860,837	48,757,410	43,738,556
Redeemed	(486,655,340)	(917,559,808)	(1,026,782,563)	(1,693,085,720)
Net increase (decrease) from capital share transactions	226,693,798	521,577,045	(465,139,645)	(292,411,806)
Net Increase (Decrease) in Net Assets	(232,651,174)	453,012,505	(640,249,527)	(348,996,950)
Net Assets:
Beginning of period	3,444,592,122	2,991,579,617	4,123,893,866	4,472,890,816
End of period	$ 3,211,940,948	$ 3,444,592,122	$ 3,483,644,339	$ 4,123,893,866
The accompanying notes are an integral part of these financial statements.
203

Hartford Fixed Income Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 5.39	$ 0.09	$ (0.75)	$ (0.66)	$ (0.14)	$ —	$ —	$ (0.14)	$ 4.59	(12.50)% (5)	$ 3,323	1.52% (6)	1.18% (6)	3.43% (6)	36%
C	5.40	0.07	(0.76)	(0.69)	(0.12)	—	—	(0.12)	4.59	(13.00) (5)	912	2.28 (6)	1.93 (6)	2.70 (6)	36
I	5.36	0.09	(0.74)	(0.65)	(0.15)	—	—	(0.15)	4.56	(12.46) (5)	8,110	1.18 (6)	0.93 (6)	3.69 (6)	36
R3	5.38	0.09	(0.75)	(0.66)	(0.13)	—	—	(0.13)	4.59	(12.47) (5)	10	1.77 (6)	1.26 (6)	3.36 (6)	36
R4	5.36	0.09	(0.75)	(0.66)	(0.14)	—	—	(0.14)	4.56	(12.58) (5)	39	1.48 (6)	1.18 (6)	3.43 (6)	36
R5	5.14	0.09	(0.72)	(0.63)	(0.15)	—	—	(0.15)	4.36	(12.59) (5)	10	1.17 (6)	0.88 (6)	3.76 (6)	36
Y	5.32	0.09	(0.73)	(0.64)	(0.15)	—	—	(0.15)	4.53	(12.34) (5)	44,043	1.16 (6)	0.88 (6)	3.73 (6)	36
F	5.37	0.09	(0.74)	(0.65)	(0.15)	—	—	(0.15)	4.57	(12.39) (5)	5,352	1.06 (6)	0.83 (6)	3.77 (6)	36
For the Year Ended October 31, 2021
A	$ 5.39	$ 0.18	$ (0.00) (7)	$ 0.18	$ (0.18)	$ —	$ —	$ (0.18)	$ 5.39	3.20%	$ 3,996	1.49%	1.18%	3.20%	99%
C	5.40	0.14	(0.00) (7)	0.14	(0.14)	—	—	(0.14)	5.40	2.43	1,771	2.25	1.93	2.45	99
I	5.37	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.36	3.28	11,164	1.15	0.93	3.45	99
R3	5.37	0.18	(0.01)	0.17	(0.16)	—	—	(0.16)	5.38	3.09	11	1.76	1.21	3.18	99
R4	5.37	0.18	(0.01)	0.17	(0.18)	—	—	(0.18)	5.36	3.02	45	1.46	1.18	3.20	99
R5	5.15	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.14	3.48	11	1.16	0.88	3.56	99
Y	5.33	0.20	(0.02)	0.18	(0.19)	—	—	(0.19)	5.32	3.36	37,127	1.14	0.88	3.49	99
F	5.37	0.20	(0.00) (7)	0.20	(0.20)	—	—	(0.20)	5.37	3.57	4,490	1.04	0.83	3.54	99
For the Year Ended October 31, 2020
A	$ 5.86	$ 0.22	$ (0.46)	$ (0.24)	$ —	$ —	$ (0.23)	$ (0.23)	$ 5.39	(4.02)%	$ 4,441	1.42%	1.18%	4.08%	99%
C	5.86	0.19	(0.46)	(0.27)	—	—	(0.19)	(0.19)	5.40	(4.66)	1,795	2.18	1.93	3.35	99
I	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.73)	10,596	1.07	0.93	4.43	99
R3	5.84	0.23	(0.46)	(0.23)	—	—	(0.24)	(0.24)	5.37	(3.97)	11	1.70	1.06	4.20	99
R4	5.83	0.22	(0.45)	(0.23)	—	—	(0.23)	(0.23)	5.37	(3.87)	43	1.40	1.18	4.07	99
R5	5.60	0.22	(0.42)	(0.20)	—	—	(0.25)	(0.25)	5.15	(3.52)	45	1.10	0.88	4.31	99
Y	5.80	0.24	(0.46)	(0.22)	—	—	(0.25)	(0.25)	5.33	(3.72)	43,062	1.09	0.88	4.43	99
F	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.65)	3,201	0.98	0.83	4.46	99
For the Year Ended October 31, 2019
A	$ 5.50	$ 0.29	$ 0.48	$ 0.77	$ (0.27)	$ —	$ (0.14)	$ (0.41)	$ 5.86	14.52%	$ 5,691	1.45%	1.25%	5.10%	110%
C	5.50	0.25	0.47	0.72	(0.23)	—	(0.13)	(0.36)	5.86	13.57	2,495	2.19	2.00	4.35	110
I	5.48	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.84	14.92	41,300	1.11	0.98	5.36	110
R3	5.47	0.29	0.49	0.78	(0.27)	—	(0.14)	(0.41)	5.84	14.82	12	1.74	1.17	5.16	110
R4	5.47	0.29	0.48	0.77	(0.27)	—	(0.14)	(0.41)	5.83	14.58	49	1.44	1.25	5.09	110
R5	5.27	0.29	0.47	0.76	(0.28)	—	(0.15)	(0.43)	5.60	14.96	11	1.14	0.95	5.36	110
Y	5.44	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.80	15.12	87,413	1.10	0.90	5.44	110
F	5.48	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.84	15.00	4,150	1.02	0.90	5.44	110
For the Year Ended October 31, 2018
A	$ 7.62	$ 0.30	$ (0.75)	$ (0.45)	$ (1.67)	$ —	$ —	$ (1.67)	$ 5.50	(8.25)%	$ 6,774	1.41%	1.25%	4.78%	130%
C	7.62	0.25	(0.75)	(0.50)	(1.62)	—	—	(1.62)	5.50	(8.86)	2,951	2.19	2.00	4.04	130
I	7.61	0.32	(0.76)	(0.44)	(1.69)	—	—	(1.69)	5.48	(8.00)	62,924	1.07	0.96	5.08	130
R3	7.60	0.29	(0.76)	(0.47)	(1.66)	—	—	(1.66)	5.47	(8.44)	11	1.73	1.39	4.65	130
R4	7.60	0.30	(0.76)	(0.46)	(1.67)	—	—	(1.67)	5.47	(8.29)	60	1.43	1.25	4.79	130
R5	7.38	0.31	(0.73)	(0.42)	(1.69)	—	—	(1.69)	5.27	(7.98)	10	1.13	0.95	5.11	130
Y	7.57	0.32	(0.75)	(0.43)	(1.70)	—	—	(1.70)	5.44	(7.99)	86,121	1.06	0.90	5.13	130
F	7.61	0.32	(0.76)	(0.44)	(1.69)	—	—	(1.69)	5.48	(7.93)	4,599	1.01	0.90	5.15	130
The accompanying notes are an integral part of these financial statements.
204

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund – (continued)
For the Year Ended October 31, 2017
A	$ 7.48	$ 0.37	$ 0.11	$ 0.48	$ (0.34)	$ —	$ —	$ (0.34)	$ 7.62	6.80%	$ 8,324	1.44%	1.25%	4.87%	151%
C	7.47	0.31	0.13	0.44	(0.29)	—	—	(0.29)	7.62	5.98	2,777	2.20	2.00	4.13	151
I	7.46	0.39	0.13	0.52	(0.37)	—	—	(0.37)	7.61	7.11	46,768	1.18	1.00	5.10	151
R3	7.43	0.35	0.13	0.48	(0.31)	—	—	(0.31)	7.60	6.61	12	1.96	1.50	4.67	151
R4	7.45	0.37	0.12	0.49	(0.34)	—	—	(0.34)	7.60	6.73	46	1.50	1.25	4.86	151
R5	7.24	0.38	0.11	0.49	(0.35)	—	—	(0.35)	7.38	7.00	11	1.21	0.95	5.22	151
Y	7.43	0.39	0.12	0.51	(0.37)	—	—	(0.37)	7.57	7.11	94,802	1.07	0.90	5.24	151
F (8)	7.29	0.26	0.31	0.57	(0.25)	—	—	(0.25)	7.61	7.87 (5)	2,210	1.04 (6)	0.90 (6)	4.99 (6)	151
The Hartford Floating Rate Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 8.40	$ 0.13	$ (0.19)	$ (0.06)	$ (0.13)	$ —	$ —	$ (0.13)	$ 8.21	(0.76)% (5)	$ 727,199	1.00% (6)	1.00% (6)	3.11% (6)	24%
C	8.48	0.10	(0.20)	(0.10)	(0.09)	—	—	(0.09)	8.29	(1.14) (5)	103,964	1.75 (6)	1.75 (6)	2.36 (6)	24
I	8.37	0.14	(0.19)	(0.05)	(0.16)	—	—	(0.16)	8.16	(0.60) (5)	1,239,871	0.72 (6)	0.72 (6)	3.39 (6)	24
R3	8.45	0.12	(0.19)	(0.07)	(0.11)	—	—	(0.11)	8.27	(0.78) (5)	4,243	1.35 (6)	1.25 (6)	2.86 (6)	24
R4	8.39	0.13	(0.18)	(0.05)	(0.13)	—	—	(0.13)	8.21	(0.66) (5)	1,589	1.07 (6)	1.00 (6)	3.11 (6)	24
R5	8.37	0.14	(0.19)	(0.05)	(0.16)	—	—	(0.16)	8.16	(0.66) (5)	1,322	0.76 (6)	0.76 (6)	3.36 (6)	24
Y	8.34	0.14	(0.19)	(0.05)	(0.16)	—	—	(0.16)	8.13	(0.61) (5)	67,691	0.72 (6)	0.72 (6)	3.39 (6)	24
F	8.35	0.14	(0.18)	(0.04)	(0.17)	—	—	(0.17)	8.14	(0.50) (5)	197,859	0.65 (6)	0.65 (6)	3.47 (6)	24
For the Year Ended October 31, 2021
A	$ 8.04	$ 0.30	$ 0.31	$ 0.61	$ (0.25)	$ —	$ —	$ (0.25)	$ 8.40	7.70%	$ 738,311	1.00%	1.00%	3.59%	99%
C	8.12	0.24	0.31	0.55	(0.19)	—	—	(0.19)	8.48	6.84	110,915	1.75	1.75	2.86	99
I	8.03	0.32	0.32	0.64	(0.30)	—	—	(0.30)	8.37	8.01	1,066,435	0.73	0.73	3.85	99
R3	8.10	0.28	0.30	0.58	(0.23)	—	—	(0.23)	8.45	7.25	4,586	1.36	1.25	3.34	99
R4	8.04	0.30	0.30	0.60	(0.25)	—	—	(0.25)	8.39	7.55	2,180	1.07	1.00	3.59	99
R5	8.03	0.32	0.31	0.63	(0.29)	—	—	(0.29)	8.37	7.92	1,148	0.77	0.77	3.82	99
Y	8.01	0.32	0.31	0.63	(0.30)	—	—	(0.30)	8.34	7.90	49,434	0.75	0.75	3.83	99
F	8.02	0.33	0.31	0.64	(0.31)	—	—	(0.31)	8.35	8.06	144,519	0.65	0.65	3.92	99
For the Year Ended October 31, 2020
A	$ 8.37	$ 0.29	$ (0.33)	$ (0.04)	$ (0.29)	$ —	$ —	$ (0.29)	$ 8.04	(0.40)%	$ 659,749	1.01%	1.00%	3.62%	86%
C	8.45	0.24	(0.34)	(0.10)	(0.23)	—	—	(0.23)	8.12	(1.10)	231,747	1.74	1.74	2.91	86
I	8.36	0.32	(0.34)	(0.02)	(0.31)	—	—	(0.31)	8.03	(0.14)	749,601	0.73	0.73	3.93	86
R3	8.42	0.27	(0.32)	(0.05)	(0.27)	—	—	(0.27)	8.10	(0.51)	4,684	1.37	1.25	3.38	86
R4	8.36	0.29	(0.32)	(0.03)	(0.29)	—	—	(0.29)	8.04	(0.29)	2,274	1.07	1.00	3.63	86
R5	8.35	0.31	(0.32)	(0.01)	(0.31)	—	—	(0.31)	8.03	(0.07)	987	0.77	0.77	3.84	86
Y	8.33	0.32	(0.33)	(0.01)	(0.31)	—	—	(0.31)	8.01	(0.00) (9)	42,538	0.71	0.71	3.93	86
F	8.36	0.33	(0.35)	(0.02)	(0.32)	—	—	(0.32)	8.02	(0.20)	92,849	0.65	0.65	4.09	86
For the Year Ended October 31, 2019
A	$ 8.68	$ 0.39	$ (0.23)	$ 0.16	$ (0.45)	$ —	$ (0.02)	$ (0.47)	$ 8.37	1.98%	$ 762,132	1.00%	1.00%	4.61%	46%
C	8.67	0.33	(0.23)	0.10	(0.31)	—	(0.01)	(0.32)	8.45	1.22	458,641	1.73	1.73	3.89	46
I	8.69	0.41	(0.23)	0.18	(0.49)	—	(0.02)	(0.51)	8.36	2.29	1,316,224	0.71	0.71	4.90	46
R3	8.70	0.37	(0.23)	0.14	(0.41)	—	(0.01)	(0.42)	8.42	1.72	6,708	1.33	1.25	4.35	46
R4	8.67	0.39	(0.22)	0.17	(0.46)	—	(0.02)	(0.48)	8.36	2.04	2,807	1.05	1.00	4.66	46
R5	8.68	0.41	(0.23)	0.18	(0.49)	—	(0.02)	(0.51)	8.35	2.18	1,193	0.77	0.77	4.84	46
Y	8.67	0.42	(0.24)	0.18	(0.50)	—	(0.02)	(0.52)	8.33	2.25	63,586	0.71	0.71	4.93	46
F	8.70	0.41	(0.22)	0.19	(0.51)	—	(0.02)	(0.53)	8.36	2.32	398,085	0.64	0.64	4.83	46
The accompanying notes are an integral part of these financial statements.
205

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Floating Rate Fund – (continued)
For the Year Ended October 31, 2018
A	$ 8.74	$ 0.37	$ (0.08)	$ 0.29	$ (0.35)	$ —	$ —	$ (0.35)	$ 8.68	3.41%	$ 909,677	0.99%	0.99%	4.21%	55%
C	8.73	0.30	(0.07)	0.23	(0.29)	—	—	(0.29)	8.67	2.65	744,791	1.73	1.73	3.48	55
I	8.75	0.39	(0.07)	0.32	(0.38)	—	—	(0.38)	8.69	3.70	1,903,730	0.72	0.72	4.50	55
R3	8.76	0.35	(0.08)	0.27	(0.33)	—	—	(0.33)	8.70	3.15	8,479	1.37	1.25	3.95	55
R4	8.73	0.37	(0.08)	0.29	(0.35)	—	—	(0.35)	8.67	3.40	5,804	1.07	1.00	4.21	55
R5	8.74	0.39	(0.08)	0.31	(0.37)	—	—	(0.37)	8.68	3.67	1,897	0.77	0.74	4.45	55
Y	8.73	0.39	(0.07)	0.32	(0.38)	—	—	(0.38)	8.67	3.71	470,887	0.71	0.70	4.53	55
F	8.76	0.39	(0.07)	0.32	(0.38)	—	—	(0.38)	8.70	3.88	67,464	0.65	0.65	4.52	55
For the Year Ended October 31, 2017
A	$ 8.58	$ 0.32	$ 0.16	$ 0.48	$ (0.31)	$ —	$ (0.01)	$ (0.32)	$ 8.74	5.66%	$ 806,759	0.98%	0.98%	3.68%	62%
C	8.57	0.26	0.15	0.41	(0.24)	—	(0.01)	(0.25)	8.73	4.89	1,046,990	1.72	1.72	2.95	62
I	8.59	0.34	0.16	0.50	(0.33)	—	(0.01)	(0.34)	8.75	5.95	1,817,213	0.71	0.71	3.94	62
R3	8.61	0.30	0.15	0.45	(0.29)	—	(0.01)	(0.30)	8.76	5.25	9,993	1.37	1.25	3.41	62
R4	8.58	0.32	0.15	0.47	(0.31)	—	(0.01)	(0.32)	8.73	5.52	6,359	1.06	1.00	3.65	62
R5	8.58	0.34	0.16	0.50	(0.33)	—	(0.01)	(0.34)	8.74	5.96	2,200	0.80	0.70	3.96	62
Y	8.57	0.35	0.16	0.51	(0.34)	—	(0.01)	(0.35)	8.73	5.99	374,594	0.67	0.67	3.98	62
F (8)	8.74	0.23	0.02	0.25	(0.22)	—	(0.01)	(0.23)	8.76	2.78 (5)	48,407	0.65 (6)	0.65 (6)	3.95 (6)	62
The Hartford Floating Rate High Income Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 9.68	$ 0.15	$ (0.26)	$ (0.11)	$ (0.15)	$ —	$ —	$ (0.15)	$ 9.42	(1.13)% (5)	$ 90,372	1.13% (6)	1.05% (6)	3.18% (6)	30%
C	9.76	0.12	(0.26)	(0.14)	(0.11)	—	—	(0.11)	9.51	(1.41) (5)	23,684	1.87 (6)	1.80 (6)	2.42 (6)	30
I	9.63	0.16	(0.26)	(0.10)	(0.18)	—	—	(0.18)	9.35	(1.00) (5)	335,564	0.84 (6)	0.80 (6)	3.43 (6)	30
R3	9.69	0.14	(0.26)	(0.12)	(0.13)	—	—	(0.13)	9.44	(1.21) (5)	136	1.49 (6)	1.35 (6)	2.87 (6)	30
R4	9.66	0.15	(0.26)	(0.11)	(0.15)	—	—	(0.15)	9.40	(1.15) (5)	422	1.18 (6)	1.05 (6)	3.18 (6)	30
R5	9.63	0.16	(0.25)	(0.09)	(0.19)	—	—	(0.19)	9.35	(0.94) (5)	13,395	0.87 (6)	0.75 (6)	3.48 (6)	30
Y	9.63	0.16	(0.25)	(0.09)	(0.19)	—	—	(0.19)	9.35	(0.98) (5)	18,415	0.86 (6)	0.78 (6)	3.44 (6)	30
F	9.64	0.16	(0.25)	(0.09)	(0.19)	—	—	(0.19)	9.36	(0.94) (5)	38,564	0.77 (6)	0.75 (6)	3.47 (6)	30
For the Year Ended October 31, 2021
A	$ 9.23	$ 0.35	$ 0.40	$ 0.75	$ (0.30)	$ —	$ —	$ (0.30)	$ 9.68	8.23%	$ 81,907	1.15%	1.05%	3.67%	132%
C	9.31	0.29	0.39	0.68	(0.23)	—	—	(0.23)	9.76	7.38	25,357	1.88	1.80	2.95	132
I	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.52	276,041	0.86	0.80	3.92	132
R3	9.25	0.33	0.38	0.71	(0.27)	—	—	(0.27)	9.69	7.77	160	1.49	1.35	3.37	132
R4	9.21	0.35	0.40	0.75	(0.30)	—	—	(0.30)	9.66	8.24	399	1.20	1.05	3.68	132
R5	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.58	12,801	0.88	0.75	3.97	132
Y	9.19	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.63	8.43	13,206	0.89	0.78	3.92	132
F	9.20	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.64	8.45	28,494	0.78	0.75	3.94	132
For the Year Ended October 31, 2020
A	$ 9.64	$ 0.37	$ (0.42)	$ (0.05)	$ (0.36)	$ —	$ —	$ (0.36)	$ 9.23	(0.46)%	$ 64,414	1.15%	1.05%	3.95%	120%
C	9.72	0.30	(0.42)	(0.12)	(0.29)	—	—	(0.29)	9.31	(1.17)	38,246	1.89	1.80	3.21	120
I	9.62	0.39	(0.45)	(0.06)	(0.38)	—	—	(0.38)	9.18	(0.54)	194,107	0.87	0.80	4.18	120
R3	9.66	0.34	(0.42)	(0.08)	(0.33)	—	—	(0.33)	9.25	(0.75)	128	1.50	1.35	3.68	120
R4	9.61	0.36	(0.40)	(0.04)	(0.36)	—	—	(0.36)	9.21	(0.36)	347	1.20	1.05	3.93	120
R5	9.58	0.39	(0.41)	(0.02)	(0.38)	—	—	(0.38)	9.18	(0.08)	10,605	0.90	0.75	4.23	120
Y	9.59	0.40	(0.42)	(0.02)	(0.38)	—	—	(0.38)	9.19	(0.10)	7,422	0.89	0.78	4.25	120
F	9.61	0.40	(0.42)	(0.02)	(0.39)	—	—	(0.39)	9.20	(0.17)	13,874	0.79	0.75	4.28	120
The accompanying notes are an integral part of these financial statements.
206

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Floating Rate High Income Fund – (continued)
For the Year Ended October 31, 2019
A	$10.01	$ 0.46	$ (0.24)	$ 0.22	$ (0.57)	$ —	$ (0.02)	$ (0.59)	$ 9.64	2.34%	$ 87,122	1.14%	1.05%	4.71%	78%
C	10.01	0.39	(0.24)	0.15	(0.42)	—	(0.02)	(0.44)	9.72	1.60	56,859	1.88	1.80	3.97	78
I	10.02	0.48	(0.24)	0.24	(0.61)	—	(0.03)	(0.64)	9.62	2.63	220,436	0.87	0.80	4.97	78
R3	10.00	0.43	(0.23)	0.20	(0.52)	—	(0.02)	(0.54)	9.66	2.13	227	1.50	1.35	4.41	78
R4	9.99	0.46	(0.24)	0.22	(0.58)	—	(0.02)	(0.60)	9.61	2.33	346	1.20	1.05	4.76	78
R5	9.98	0.49	(0.24)	0.25	(0.62)	—	(0.03)	(0.65)	9.58	2.72	11,015	0.88	0.75	5.01	78
Y	9.99	0.48	(0.23)	0.25	(0.62)	—	(0.03)	(0.65)	9.59	2.71	14,773	0.86	0.77	4.98	78
F	10.01	0.49	(0.24)	0.25	(0.62)	—	(0.03)	(0.65)	9.61	2.73	21,903	0.78	0.75	5.04	78
For the Year Ended October 31, 2018
A	$10.06	$ 0.43	$ (0.07)	$ 0.36	$ (0.41)	$ —	$ —	$ (0.41)	$ 10.01	3.62%	$ 119,920	1.14%	1.05%	4.29%	84%
C	10.06	0.36	(0.08)	0.28	(0.33)	—	—	(0.33)	10.01	2.85	78,122	1.88	1.80	3.54	84
I	10.07	0.46	(0.08)	0.38	(0.43)	—	—	(0.43)	10.02	3.88	313,336	0.86	0.80	4.56	84
R3	10.05	0.40	(0.07)	0.33	(0.38)	—	—	(0.38)	10.00	3.31	267	1.50	1.35	4.00	84
R4	10.04	0.43	(0.07)	0.36	(0.41)	—	—	(0.41)	9.99	3.62	809	1.20	1.05	4.30	84
R5	10.03	0.47	(0.08)	0.39	(0.44)	—	—	(0.44)	9.98	3.93	12,192	0.89	0.75	4.65	84
Y	10.04	0.46	(0.07)	0.39	(0.44)	—	—	(0.44)	9.99	3.93	20,412	0.83	0.75	4.62	84
F	10.07	0.46	(0.08)	0.38	(0.44)	—	—	(0.44)	10.01	3.93	31,840	0.78	0.75	4.61	84
For the Year Ended October 31, 2017
A	$ 9.82	$ 0.40	$ 0.22	$ 0.62	$ (0.38)	$ —	$ —	$ (0.38)	$ 10.06	6.38%	$ 145,099	1.10%	1.05%	3.97%	77%
C	9.82	0.32	0.22	0.54	(0.30)	—	—	(0.30)	10.06	5.59	89,003	1.86	1.80	3.23	77
I	9.83	0.42	0.22	0.64	(0.40)	—	—	(0.40)	10.07	6.64	250,468	0.87	0.80	4.19	77
R3	9.81	0.37	0.22	0.59	(0.35)	—	—	(0.35)	10.05	6.07	339	1.53	1.35	3.69	77
R4	9.80	0.39	0.23	0.62	(0.38)	—	—	(0.38)	10.04	6.38	709	1.18	1.05	3.94	77
R5	9.80	0.42	0.22	0.64	(0.41)	—	—	(0.41)	10.03	6.59	1,851	0.87	0.75	4.17	77
Y	9.80	0.43	0.22	0.65	(0.41)	—	—	(0.41)	10.04	6.71	7,121	0.80	0.75	4.28	77
F (8)	10.03	0.29	0.01	0.30	(0.26)	—	—	(0.26)	10.07	2.98 (5)	17,138	0.77 (6)	0.75 (6)	4.27 (6)	77
The Hartford High Yield Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 7.62	$ 0.14	$ (0.70)	$ (0.56)	$ (0.13)	$ —	$ —	$ (0.13)	$ 6.93	(7.37)% (5)	$ 260,492	0.99% (6)	0.95% (6)	3.70% (6)	24%
C	7.60	0.11	(0.69)	(0.58)	(0.11)	—	—	(0.11)	6.91	(7.76) (5)	14,854	1.73 (6)	1.73 (6)	2.91 (6)	24
I	7.63	0.14	(0.69)	(0.55)	(0.16)	—	—	(0.16)	6.92	(7.33) (5)	23,823	0.72 (6)	0.69 (6)	3.92 (6)	24
R3	7.62	0.12	(0.69)	(0.57)	(0.12)	—	—	(0.12)	6.93	(7.52) (5)	1,910	1.30 (6)	1.27 (6)	3.38 (6)	24
R4	7.63	0.14	(0.70)	(0.56)	(0.13)	—	—	(0.13)	6.94	(7.37) (5)	916	1.00 (6)	0.97 (6)	3.68 (6)	24
R5	7.59	0.15	(0.69)	(0.54)	(0.16)	—	—	(0.16)	6.89	(7.26) (5)	629	0.70 (6)	0.67 (6)	3.98 (6)	24
R6	7.54	0.15	(0.68)	(0.53)	(0.17)	—	—	(0.17)	6.84	(7.28) (5)	10	0.58 (6)	0.55 (6)	4.13 (6)	24
Y	7.54	0.14	(0.68)	(0.54)	(0.16)	—	—	(0.16)	6.84	(7.31) (5)	1,001	0.69 (6)	0.66 (6)	3.99 (6)	24
F	7.61	0.15	(0.69)	(0.54)	(0.17)	—	—	(0.17)	6.90	(7.21) (5)	105,365	0.58 (6)	0.55 (6)	4.10 (6)	24
For the Year Ended October 31, 2021
A	$ 7.27	$ 0.29	$ 0.35	$ 0.64	$ (0.29)	$ —	$ —	$ (0.29)	$ 7.62	8.90%	$ 287,361	1.00%	0.95%	3.85%	38%
C	7.25	0.24	0.34	0.58	(0.23)	—	—	(0.23)	7.60	8.10	17,757	1.72	1.71	3.15	38
I	7.30	0.31	0.34	0.65	(0.32)	—	—	(0.32)	7.63	9.03	46,882	0.68	0.67	4.10	38
R3	7.28	0.27	0.34	0.61	(0.27)	—	—	(0.27)	7.62	8.42	1,996	1.29	1.26	3.55	38
R4	7.29	0.29	0.34	0.63	(0.29)	—	—	(0.29)	7.63	8.73	1,028	1.00	0.97	3.85	38
R5	7.26	0.32	0.33	0.65	(0.32)	—	—	(0.32)	7.59	9.07	737	0.70	0.67	4.14	38
R6 (10)	7.57	0.21	(0.03) (11)	0.18	(0.21)	—	—	(0.21)	7.54	2.35 (5)	10	0.59 (6)	0.55 (6)	4.12 (6)	38
Y	7.20	0.31	0.34	0.65	(0.31)	—	—	(0.31)	7.54	9.12	972	0.69	0.66	4.15	38
F	7.28	0.32	0.35	0.67	(0.34)	—	—	(0.34)	7.61	9.26	110,704	0.58	0.55	4.23	38
The accompanying notes are an integral part of these financial statements.
207

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford High Yield Fund – (continued)
For the Year Ended October 31, 2020
A	$ 7.36	$ 0.33	$ (0.10)	$ 0.23	$ (0.32)	$ —	$ —	$ (0.32)	$ 7.27	3.31%	$ 239,310	1.15%	1.03%	4.54%	59%
C	7.33	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	7.25	2.68	26,125	1.86	1.78	3.81	59
I	7.38	0.35	(0.09)	0.26	(0.34)	—	—	(0.34)	7.30	3.74	20,666	0.82	0.77	4.80	59
R3	7.36	0.30	(0.08)	0.22	(0.30)	—	—	(0.30)	7.28	3.14	1,866	1.44	1.34	4.25	59
R4	7.37	0.33	(0.09)	0.24	(0.32)	—	—	(0.32)	7.29	3.45	997	1.14	1.04	4.54	59
R5	7.33	0.35	(0.07)	0.28	(0.35)	—	—	(0.35)	7.26	3.95	614	0.84	0.74	4.86	59
Y	7.30	0.35	(0.12)	0.23	(0.33)	—	—	(0.33)	7.20	3.35	849	0.83	0.77	4.84	59
F	7.37	0.35	(0.08)	0.27	(0.36)	—	—	(0.36)	7.28	3.78	71,863	0.72	0.67	4.90	59
For the Year Ended October 31, 2019
A	$ 7.15	$ 0.36	$ 0.22	$ 0.58	$ (0.37)	$ —	$ —	$ (0.37)	$ 7.36	8.27%	$ 229,615	1.17%	1.05%	5.00%	36%
C	7.12	0.31	0.21	0.52	(0.31)	—	—	(0.31)	7.33	7.42	32,746	1.87	1.80	4.27	36
I	7.19	0.38	0.21	0.59	(0.40)	—	—	(0.40)	7.38	8.55	20,575	0.83	0.79	5.25	36
R3	7.14	0.34	0.22	0.56	(0.34)	—	—	(0.34)	7.36	8.03	1,501	1.46	1.35	4.72	36
R4	7.16	0.36	0.22	0.58	(0.37)	—	—	(0.37)	7.37	8.26	1,009	1.16	1.05	5.02	36
R5	7.15	0.38	0.21	0.59	(0.41)	—	—	(0.41)	7.33	8.50	793	0.85	0.75	5.29	36
Y	7.13	0.37	0.21	0.58	(0.41)	—	—	(0.41)	7.30	8.42	11,647	0.83	0.78	5.09	36
F	7.18	0.39	0.22	0.61	(0.42)	—	—	(0.42)	7.37	8.74	60,588	0.74	0.70	5.35	36
For the Year Ended October 31, 2018
A	$ 7.49	$ 0.36	$ (0.34)	$ 0.02	$ (0.36)	$ —	$ —	$ (0.36)	$ 7.15	0.27%	$ 214,430	1.17%	1.05%	4.92%	29%
C	7.47	0.31	(0.36)	(0.05)	(0.30)	—	—	(0.30)	7.12	(0.63)	38,727	1.87	1.80	4.17	29
I	7.54	0.38	(0.35)	0.03	(0.38)	—	—	(0.38)	7.19	0.44	18,652	0.83	0.78	5.19	29
R3	7.49	0.34	(0.35)	(0.01)	(0.34)	—	—	(0.34)	7.14	(0.17)	1,964	1.47	1.35	4.62	29
R4	7.51	0.36	(0.35)	0.01	(0.36)	—	—	(0.36)	7.16	0.15	1,144	1.17	1.05	4.92	29
R5	7.49	0.38	(0.34)	0.04	(0.38)	—	—	(0.38)	7.15	0.57	628	0.87	0.75	5.22	29
Y	7.48	0.39	(0.35)	0.04	(0.39)	—	—	(0.39)	7.13	0.48	867	0.81	0.70	5.27	29
F	7.53	0.39	(0.35)	0.04	(0.39)	—	—	(0.39)	7.18	0.51	52,810	0.75	0.70	5.27	29
For the Year Ended October 31, 2017
A	$ 7.28	$ 0.37	$ 0.21	$ 0.58	$ (0.36)	$ —	$ (0.01)	$ (0.37)	$ 7.49	8.16%	$ 224,824	1.17%	1.05%	5.04%	49%
C	7.25	0.32	0.22	0.54	(0.31)	—	(0.01)	(0.32)	7.47	7.52	57,139	1.85	1.80	4.29	49
I	7.31	0.39	0.23	0.62	(0.38)	—	(0.01)	(0.39)	7.54	8.70	28,998	0.95	0.80	5.28	49
R3	7.27	0.35	0.22	0.57	(0.34)	—	(0.01)	(0.35)	7.49	7.99	2,586	1.48	1.35	4.74	49
R4	7.28	0.37	0.23	0.60	(0.36)	—	(0.01)	(0.37)	7.51	8.45	1,463	1.18	1.05	5.03	49
R5	7.27	0.39	0.22	0.61	(0.38)	—	(0.01)	(0.39)	7.49	8.63	885	0.87	0.75	5.33	49
Y	7.26	0.40	0.22	0.62	(0.39)	—	(0.01)	(0.40)	7.48	8.69	7,330	0.75	0.70	5.40	49
F (8)	7.48	0.27	0.05	0.32	(0.26)	—	(0.01)	(0.27)	7.53	4.33 (5)	45,699	0.75 (6)	0.70 (6)	5.31 (6)	49
The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$11.63	$ 0.25	$ (0.71)	$ (0.46)	$ (0.43)	$ —	$ —	$ (0.43)	$ 10.74	(4.07)% (5)	$ 227,058	0.84% (6)	0.84% (6)	4.48% (6)	23% (12)
C	11.23	0.20	(0.68)	(0.48)	(0.39)	—	—	(0.39)	10.36	(4.41) (5)	21,878	1.57 (6)	1.57 (6)	3.71 (6)	23 (12)
I	11.88	0.28	(0.73)	(0.45)	(0.45)	—	—	(0.45)	10.98	(3.92) (5)	68,489	0.55 (6)	0.55 (6)	4.83 (6)	23 (12)
R3	11.40	0.23	(0.70)	(0.47)	(0.41)	—	—	(0.41)	10.52	(4.23) (5)	31,013	1.17 (6)	1.17 (6)	4.11 (6)	23 (12)
R4	11.65	0.25	(0.71)	(0.46)	(0.43)	—	—	(0.43)	10.76	(4.07) (5)	4,157	0.87 (6)	0.87 (6)	4.39 (6)	23 (12)
R5	11.83	0.28	(0.73)	(0.45)	(0.45)	—	—	(0.45)	10.93	(3.94) (5)	2,139	0.57 (6)	0.57 (6)	4.85 (6)	23 (12)
Y	11.90	0.27	(0.72)	(0.45)	(0.45)	—	—	(0.45)	11.00	(3.92) (5)	33,906	0.56 (6)	0.56 (6)	4.75 (6)	23 (12)
F	11.88	0.28	(0.72)	(0.44)	(0.46)	—	—	(0.46)	10.98	(3.86) (5)	185,440	0.45 (6)	0.45 (6)	4.89 (6)	23 (12)
The accompanying notes are an integral part of these financial statements.
208

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Inflation Plus Fund – (continued)
For the Year Ended October 31, 2021
A	$11.11	$ 0.36	$ 0.40	$ 0.76	$ (0.24)	$ —	$ —	$ (0.24)	$ 11.63	6.88%	$ 232,828	0.85%	0.85%	3.18%	73% (12)
C	10.70	0.26	0.39	0.65	(0.12)	—	—	(0.12)	11.23	6.14	23,382	1.58	1.58	2.41	73 (12)
I	11.35	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.88	7.15	57,343	0.55	0.55	3.42	73 (12)
R3	10.89	0.31	0.39	0.70	(0.19)	—	—	(0.19)	11.40	6.52	32,804	1.17	1.17	2.75	73 (12)
R4	11.12	0.32	0.43	0.75	(0.22)	—	—	(0.22)	11.65	6.84	4,336	0.87	0.87	2.85	73 (12)
R5	11.30	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.83	7.18	1,818	0.57	0.57	3.49	73 (12)
Y	11.37	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.90	7.13	34,156	0.56	0.56	3.44	73 (12)
F	11.34	0.39	0.43	0.82	(0.28)	—	—	(0.28)	11.88	7.36	182,069	0.45	0.45	3.40	73 (12)
For the Year Ended October 31, 2020
A	$10.54	$ 0.13	$ 0.62	$ 0.75	$ (0.18)	$ —	$ —	$ (0.18)	$ 11.11	7.23%	$ 200,745	0.92%	0.85%	1.17%	78% (12)
C	10.11	0.03	0.62	0.65	(0.06)	—	—	(0.06)	10.70	6.45	20,713	1.65	1.59	0.29	78 (12)
I	10.75	0.16	0.65	0.81	(0.21)	—	—	(0.21)	11.35	7.64	54,119	0.60	0.57	1.49	78 (12)
R3	10.33	0.08	0.62	0.70	(0.14)	—	—	(0.14)	10.89	6.89	35,410	1.21	1.18	0.81	78 (12)
R4	10.54	0.11	0.64	0.75	(0.17)	—	—	(0.17)	11.12	7.24	5,663	0.92	0.89	1.07	78 (12)
R5	10.71	0.17	0.63	0.80	(0.21)	—	—	(0.21)	11.30	7.56	1,650	0.61	0.58	1.57	78 (12)
Y	10.77	0.15	0.66	0.81	(0.21)	—	—	(0.21)	11.37	7.64	30,813	0.60	0.57	1.38	78 (12)
F	10.75	0.16	0.64	0.80	(0.21)	—	—	(0.21)	11.34	7.61	174,665	0.49	0.49	1.49	78 (12)
For the Year Ended October 31, 2019
A	$10.34	$ 0.18	$ 0.40	$ 0.58	$ (0.38)	$ —	$ —	$ (0.38)	$ 10.54	5.81%	$ 185,301	0.99%	0.85%	1.71%	77%
C	9.88	0.09	0.39	0.48	(0.25)	—	—	(0.25)	10.11	5.00	34,060	1.70	1.60	0.87	77
I	10.53	0.21	0.41	0.62	(0.40)	—	—	(0.40)	10.75	6.17	52,182	0.66	0.60	1.98	77
R3	10.13	0.14	0.40	0.54	(0.34)	—	—	(0.34)	10.33	5.50	40,395	1.28	1.20	1.36	77
R4	10.33	0.18	0.40	0.58	(0.37)	—	—	(0.37)	10.54	5.79	7,831	0.98	0.90	1.72	77
R5	10.50	0.20	0.41	0.61	(0.40)	—	—	(0.40)	10.71	6.18	1,975	0.68	0.60	1.88	77
Y	10.56	0.21	0.41	0.62	(0.41)	—	—	(0.41)	10.77	6.11	24,678	0.65	0.58	1.97	77
F	10.53	0.22	0.41	0.63	(0.41)	—	—	(0.41)	10.75	6.22	157,921	0.56	0.55	2.05	77
For the Year Ended October 31, 2018
A	$10.95	$ 0.25	$ (0.37)	$ (0.12)	$ (0.49)	$ —	$ —	$ (0.49)	$ 10.34	(1.19)%	$ 193,398	0.98%	0.85%	2.34%	18%
C	10.47	0.16	(0.36)	(0.20)	(0.39)	—	—	(0.39)	9.88	(1.95)	60,373	1.69	1.60	1.61	18
I	11.15	0.27	(0.38)	(0.11)	(0.51)	—	—	(0.51)	10.53	(0.99)	51,586	0.67	0.60	2.57	18
R3	10.74	0.20	(0.36)	(0.16)	(0.45)	—	—	(0.45)	10.13	(1.57)	45,035	1.28	1.20	1.99	18
R4	10.94	0.24	(0.37)	(0.13)	(0.48)	—	—	(0.48)	10.33	(1.28)	9,723	0.98	0.90	2.32	18
R5	11.12	0.27	(0.37)	(0.10)	(0.52)	—	—	(0.52)	10.50	(0.99)	2,711	0.68	0.60	2.54	18
Y	11.18	0.28	(0.38)	(0.10)	(0.52)	—	—	(0.52)	10.56	(0.93)	28,512	0.62	0.55	2.64	18
F	11.16	0.28	(0.39)	(0.11)	(0.52)	—	—	(0.52)	10.53	(1.03)	151,498	0.56	0.55	2.61	18
For the Year Ended October 31, 2017
A	$11.05	$ 0.15	$ (0.12)	$ 0.03	$ (0.13)	$ —	$ —	$ (0.13)	$ 10.95	0.27%	$ 203,962	0.95%	0.85%	1.39%	72%
C	10.56	0.07	(0.12)	(0.05)	(0.04)	—	—	(0.04)	10.47	(0.46)	110,182	1.67	1.60	0.65	72
I	11.25	0.18	(0.12)	0.06	(0.16)	—	—	(0.16)	11.15	0.53	57,101	0.74	0.60	1.66	72
R3	10.84	0.11	(0.12)	(0.01)	(0.09)	—	—	(0.09)	10.74	(0.07)	48,953	1.27	1.20	1.05	72
R4	11.04	0.15	(0.13)	0.02	(0.12)	—	—	(0.12)	10.94	0.22	11,278	0.97	0.90	1.33	72
R5	11.22	0.18	(0.12)	0.06	(0.16)	—	—	(0.16)	11.12	0.54	2,924	0.69	0.60	1.67	72
Y	11.28	0.19	(0.13)	0.06	(0.16)	—	—	(0.16)	11.18	0.59	31,947	0.57	0.55	1.75	72
F (8)	11.08	0.12	(0.04)	0.08	—	—	—	—	11.16	0.72 (5)	119,654	0.55 (6)	0.55 (6)	1.65 (6)	72
The accompanying notes are an integral part of these financial statements.
209

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Municipal Opportunities Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 9.04	$ 0.07	$ (0.78)	$ (0.71)	$ (0.07)	$ —	$ —	$ (0.07)	$ 8.26	(7.91)% (5)	$ 423,669	0.66% (6)	0.66% (6)	1.57% (6)	25%
C	9.05	0.04	(0.78)	(0.74)	(0.04)	—	—	(0.04)	8.27	(8.25) (5)	38,891	1.42 (6)	1.42 (6)	0.80 (6)	25
I	9.05	0.08	(0.79)	(0.71)	(0.08)	—	—	(0.08)	8.26	(7.91) (5)	1,029,916	0.43 (6)	0.43 (6)	1.78 (6)	25
Y	9.04	0.08	(0.78)	(0.70)	(0.08)	—	—	(0.08)	8.26	(7.80) (5)	13,272	0.43 (6)	0.43 (6)	1.79 (6)	25
F	9.03	0.08	(0.78)	(0.70)	(0.08)	—	—	(0.08)	8.25	(7.77) (5)	324,213	0.34 (6)	0.34 (6)	1.88 (6)	25
For the Year Ended October 31, 2021
A	$ 8.93	$ 0.15	$ 0.11	$ 0.26	$ (0.15)	$ —	$ —	$ (0.15)	$ 9.04	2.94%	$ 486,106	0.66%	0.66%	1.67%	8%
C	8.94	0.08	0.11	0.19	(0.08)	—	—	(0.08)	9.05	2.16	48,740	1.42	1.42	0.92	8
I	8.94	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.05	3.19	902,081	0.42	0.42	1.91	8
Y	8.93	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.04	3.17	15,319	0.44	0.44	1.90	8
F	8.92	0.18	0.11	0.29	(0.18)	—	—	(0.18)	9.03	3.26	332,185	0.35	0.35	1.98	8
For the Year Ended October 31, 2020
A	$ 8.88	$ 0.18	$ 0.05	$ 0.23	$ (0.18)	$ —	$ —	$ (0.18)	$ 8.93	2.63%	$ 437,341	0.68%	0.68%	2.03%	26%
C	8.89	0.11	0.05	0.16	(0.11)	—	—	(0.11)	8.94	1.86	59,074	1.43	1.43	1.28	26
I	8.88	0.20	0.06	0.26	(0.20)	—	—	(0.20)	8.94	2.99	724,260	0.44	0.44	2.26	26
Y	8.88	0.20	0.05	0.25	(0.20)	—	—	(0.20)	8.93	2.86	15,559	0.45	0.45	2.25	26
F	8.87	0.21	0.05	0.26	(0.21)	—	—	(0.21)	8.92	2.95	231,121	0.37	0.37	2.32	26
For the Year Ended October 31, 2019
A	$ 8.37	$ 0.22	$ 0.51	$ 0.73	$ (0.22)	$ —	$ —	$ (0.22)	$ 8.88	8.79%	$ 394,518	0.69%	0.69%	2.49%	15%
C	8.37	0.15	0.52	0.67	(0.15)	—	—	(0.15)	8.89	8.08	66,792	1.44	1.44	1.75	15
I	8.38	0.24	0.52	0.76	(0.26)	—	—	(0.26)	8.88	9.15	516,299	0.44	0.44	2.72	15
Y	8.38	0.24	0.52	0.76	(0.26)	—	—	(0.26)	8.88	9.17	14,391	0.45	0.45	2.74	15
F	8.38	0.24	0.51	0.75	(0.26)	—	—	(0.26)	8.87	9.15	98,172	0.37	0.37	2.76	15
For the Year Ended October 31, 2018
A	$ 8.60	$ 0.22	$ (0.23)	$ (0.01)	$ (0.22)	$ —	$ —	$ (0.22)	$ 8.37	(0.11)%	$ 325,322	0.70%	0.69%	2.60%	23%
C	8.60	0.16	(0.23)	(0.07)	(0.16)	—	—	(0.16)	8.37	(0.86)	77,408	1.46	1.44	1.85	23
I	8.61	0.24	(0.23)	0.01	(0.24)	—	—	(0.24)	8.38	0.14	325,853	0.45	0.44	2.85	23
Y (13)	8.52	0.10	(0.14)	(0.04)	(0.10)	—	—	(0.10)	8.38	(0.46) (5)	14,574	0.44 (6)	0.44 (6)	2.87 (6)	23
F	8.61	0.25	(0.23)	0.02	(0.25)	—	—	(0.25)	8.38	0.20	43,617	0.38	0.38	2.90	23
For the Year Ended October 31, 2017
A	$ 8.69	$ 0.22	$ (0.09)	$ 0.13	$ (0.22)	$ —	$ —	$ (0.22)	$ 8.60	1.50%	$ 251,143	0.68%	0.68%	2.53%	23%
C	8.69	0.15	(0.09)	0.06	(0.15)	—	—	(0.15)	8.60	0.73	100,507	1.44	1.44	1.77	23
I	8.71	0.24	(0.10)	0.14	(0.24)	—	—	(0.24)	8.61	1.63	302,855	0.44	0.44	2.77	23
F (8)	8.46	0.16	0.15	0.31	(0.16)	—	—	(0.16)	8.61	3.69 (5)	25,280	0.39 (6)	0.39 (6)	2.77 (6)	23
Hartford Municipal Short Duration Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$10.19	$ 0.04	$ (0.49)	$ (0.45)	$ (0.04)	$ —	$ —	$ (0.04)	$ 9.70	(4.46)% (5)	$ 26,355	0.89% (6)	0.69% (6)	0.77% (6)	17%
C	10.18	0.00 (7)	(0.49)	(0.49)	(0.00) (7)	—	—	(0.00) (7)	9.69	(4.78) (5)	1,266	1.70 (6)	1.44 (6)	0.03 (6)	17
I	10.17	0.05	(0.48)	(0.43)	(0.05)	—	—	(0.05)	9.69	(4.26) (5)	7,251	0.66 (6)	0.46 (6)	0.98 (6)	17
F	10.18	0.05	(0.48)	(0.43)	(0.05)	—	—	(0.05)	9.70	(4.22) (5)	7,895	0.60 (6)	0.39 (6)	1.07 (6)	17
For the Year Ended October 31, 2021
A	$10.16	$ 0.12	$ 0.03	$ 0.15	$ (0.12)	$ (0.00) (14)	$ —	$ (0.12)	$ 10.19	1.52%	$ 21,655	1.04%	0.69%	1.18%	16%
C	10.16	0.05	0.02	0.07	(0.05)	(0.00) (14)	—	(0.05)	10.18	0.66	1,390	1.85	1.44	0.44	16
I	10.15	0.14	0.03	0.17	(0.15)	(0.00) (14)	—	(0.15)	10.17	1.65	8,253	0.83	0.46	1.38	16
F	10.16	0.15	0.02	0.17	(0.15)	(0.00) (14)	—	(0.15)	10.18	1.72	5,047	0.74	0.39	1.44	16
The accompanying notes are an integral part of these financial statements.
210

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Municipal Short Duration Fund – (continued)
For the Year Ended October 31, 2020
A	$10.16	$ 0.16	$ 0.03	$ 0.19	$ (0.16)	$ (0.03)	$ —	$ (0.19)	$ 10.16	1.88%	$ 18,359	1.10%	0.69%	1.62%	26%
C	10.15	0.09	0.04	0.13	(0.09)	(0.03)	—	(0.12)	10.16	1.23	1,483	1.94	1.44	0.87	26
I	10.15	0.18	0.04	0.22	(0.19)	(0.03)	—	(0.22)	10.15	2.12	3,879	0.88	0.46	1.83	26
F	10.16	0.19	0.03	0.22	(0.19)	(0.03)	—	(0.22)	10.16	2.19	2,164	0.80	0.39	1.91	26
For the Year Ended October 31, 2019
A	$ 9.88	$ 0.18	$ 0.28	$ 0.46	$ (0.18)	$ —	$ —	$ (0.18)	$ 10.16	4.66%	$ 16,141	1.09%	0.66%	1.77%	73%
C	9.87	0.17	0.27	0.44	(0.16)	—	—	(0.16)	10.15	4.54	1,362	1.82	0.76	1.66	73
I	9.88	0.20	0.28	0.48	(0.21)	—	—	(0.21)	10.15	4.92	2,212	0.80	0.41	2.01	73
F	9.88	0.20	0.28	0.48	(0.20)	—	—	(0.20)	10.16	4.94	1,700	0.79	0.39	2.03	73
For the Year Ended October 31, 2018
A	$10.04	$ 0.16	$ (0.16)	$ —	$ (0.16)	$ —	$ —	$ (0.16)	$ 9.88	(0.03)%	$ 8,984	1.20%	0.61%	1.58%	24%
C	10.04	0.15	(0.17)	(0.02)	(0.15)	—	—	(0.15)	9.87	(0.24)	3,157	1.94	0.73	1.46	24
I	10.05	0.18	(0.17)	0.01	(0.18)	—	—	(0.18)	9.88	0.08	6,789	0.92	0.41	1.78	24
F	10.05	0.18	(0.17)	0.01	(0.18)	—	—	(0.18)	9.88	0.09	979	0.90	0.39	1.80	24
For the Year Ended October 31, 2017
A	$10.08	$ 0.12	$ (0.04)	$ 0.08	$ (0.12)	$ —	$ —	$ (0.12)	$ 10.04	0.81%	$ 8,363	1.15%	0.67%	1.21%	20%
C	10.08	0.09	(0.04)	0.05	(0.09)	—	—	(0.09)	10.04	0.54	3,614	1.88	0.95	0.92	20
I	10.08	0.14	(0.03)	0.11	(0.14)	—	—	(0.14)	10.05	1.15	7,246	0.87	0.44	1.44	20
F (8)	9.96	0.10	0.09	0.19	(0.10)	—	—	(0.10)	10.05	1.91 (5)	509	0.87 (6)	0.39 (6)	1.53 (6)	20
The Hartford Short Duration Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$10.00	$ 0.07	$ (0.47)	$ (0.40)	$ (0.07)	$ —	$ —	$ (0.07)	$ 9.53	(4.02)% (5)	$ 873,820	0.78% (6)	0.77% (6)	1.43% (6)	11% (15)
C	10.00	0.03	(0.46)	(0.43)	(0.03)	—	—	(0.03)	9.54	(4.27) (5)	61,960	1.52 (6)	1.52 (6)	0.69 (6)	11 (15)
I	9.97	0.08	(0.46)	(0.38)	(0.10)	—	—	(0.10)	9.49	(3.88) (5)	503,884	0.49 (6)	0.49 (6)	1.71 (6)	11 (15)
R3	9.98	0.06	(0.46)	(0.40)	(0.06)	—	—	(0.06)	9.52	(4.00) (5)	1,188	1.14 (6)	0.93 (6)	1.27 (6)	11 (15)
R4	9.98	0.07	(0.46)	(0.39)	(0.07)	—	—	(0.07)	9.52	(3.90) (5)	4,910	0.72 (6)	0.72 (6)	1.49 (6)	11 (15)
R5	9.95	0.08	(0.46)	(0.38)	(0.09)	—	—	(0.09)	9.48	(3.88) (5)	2,183	0.53 (6)	0.53 (6)	1.68 (6)	11 (15)
R6	9.91	0.09	(0.46)	(0.37)	(0.10)	—	—	(0.10)	9.44	(3.71) (5)	1,995	0.42 (6)	0.42 (6)	1.78 (6)	11 (15)
Y	9.94	0.08	(0.46)	(0.38)	(0.09)	—	—	(0.09)	9.47	(3.85) (5)	9,605	0.53 (6)	0.53 (6)	1.68 (6)	11 (15)
F	9.95	0.09	(0.45)	(0.36)	(0.11)	—	—	(0.11)	9.48	(3.69) (5)	555,114	0.42 (6)	0.42 (6)	1.79 (6)	11 (15)
For the Year Ended October 31, 2021
A	$10.00	$ 0.15	$ 0.01(11)	$ 0.16	$ (0.16)	$ —	$ —	$ (0.16)	$ 10.00	1.55%	$ 923,939	0.79%	0.78%	1.54%	35% (15)
C	10.00	0.08	(0.00) (7)	0.08	(0.08)	—	—	(0.08)	10.00	0.81	69,234	1.52	1.52	0.81	35 (15)
I	9.98	0.18	0.01 (11)	0.19	(0.20)	—	—	(0.20)	9.97	1.88	716,236	0.49	0.49	1.81	35 (15)
R3	9.98	0.13	(0.00) (7)	0.13	(0.13)	—	—	(0.13)	9.98	1.33	1,593	1.14	1.00	1.34	35 (15)
R4	9.99	0.16	(0.01)	0.15	(0.16)	—	—	(0.16)	9.98	1.51	4,412	0.72	0.72	1.60	35 (15)
R5	9.96	0.18	(0.00) (7)	0.18	(0.19)	—	—	(0.19)	9.95	1.77	1,546	0.54	0.54	1.78	35 (15)
R6	9.93	0.18	0.01 (11)	0.19	(0.21)	—	—	(0.21)	9.91	1.90	2,020	0.43	0.43	1.84	35 (15)
Y	9.94	0.18	0.01 (11)	0.19	(0.19)	—	—	(0.19)	9.94	1.87	8,927	0.52	0.52	1.78	35 (15)
F	9.98	0.19	(0.01)	0.18	(0.21)	—	—	(0.21)	9.95	1.81	430,676	0.42	0.42	1.87	35 (15)
The accompanying notes are an integral part of these financial statements.
211

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2020
A	$ 9.92	$ 0.22	$ 0.08	$ 0.30	$ (0.22)	$ —	$ —	$ (0.22)	$ 10.00	3.07%	$ 847,571	0.84%	0.80%	2.21%	38% (15)
C	9.92	0.15	0.08	0.23	(0.15)	—	—	(0.15)	10.00	2.31	90,816	1.55	1.55	1.49	38 (15)
I	9.92	0.25	0.07	0.32	(0.26)	—	—	(0.26)	9.98	3.27	452,754	0.53	0.53	2.50	38 (15)
R3	9.90	0.19	0.07	0.26	(0.18)	—	—	(0.18)	9.98	2.71	2,376	1.15	1.15	1.88	38 (15)
R4	9.91	0.23	0.08	0.31	(0.23)	—	—	(0.23)	9.99	3.15	4,777	0.78	0.78	2.29	38 (15)
R5	9.89	0.24	0.08	0.32	(0.25)	—	—	(0.25)	9.96	3.31	2,140	0.56	0.56	2.45	38 (15)
R6	9.87	0.25	0.08	0.33	(0.27)	—	—	(0.27)	9.93	3.40	13	0.45	0.45	2.57	38 (15)
Y	9.87	0.25	0.07	0.32	(0.25)	—	—	(0.25)	9.94	3.33	6,999	0.55	0.55	2.53	38 (15)
F	9.91	0.25	0.09	0.34	(0.27)	—	—	(0.27)	9.98	3.52	255,190	0.44	0.44	2.58	38 (15)
For the Year Ended October 31, 2019
A	$ 9.70	$ 0.26	$ 0.22	$ 0.48	$ (0.26)	$ —	$ —	$ (0.26)	$ 9.92	5.05%	$ 653,304	0.84%	0.81%	2.67%	30%
C	9.69	0.19	0.23	0.42	(0.19)	—	—	(0.19)	9.92	4.34	80,498	1.55	1.55	1.93	30
I	9.71	0.29	0.24	0.53	(0.32)	—	—	(0.32)	9.92	5.52	404,974	0.52	0.52	2.95	30
R3	9.67	0.23	0.23	0.46	(0.23)	—	—	(0.23)	9.90	4.78	1,676	1.16	1.15	2.31	30
R4	9.68	0.26	0.23	0.49	(0.26)	—	—	(0.26)	9.91	5.16	7,764	0.74	0.74	2.66	30
R5	9.69	0.29	0.22	0.51	(0.31)	—	—	(0.31)	9.89	5.37	1,412	0.56	0.55	2.93	30
R6 (16)	9.70	0.20	0.17	0.37	(0.20)	—	—	(0.20)	9.87	3.85	11	0.45	0.45	2.99	30
Y	9.67	0.29	0.23	0.52	(0.32)	—	—	(0.32)	9.87	5.43	11,831	0.52	0.52	2.97	30
F	9.72	0.30	0.22	0.52	(0.33)	—	—	(0.33)	9.91	5.44	228,084	0.44	0.44	3.03	30
For the Year Ended October 31, 2018
A	$ 9.87	$ 0.23	$ (0.17)	$ 0.06	$ (0.23)	$ —	$ —	$ (0.23)	$ 9.70	0.66%	$ 516,715	0.91%	0.85%	2.39%	29%
C	9.87	0.16	(0.18)	(0.02)	(0.16)	—	—	(0.16)	9.69	(0.19)	71,192	1.61	1.60	1.63	29
I	9.89	0.26	(0.18)	0.08	(0.26)	—	—	(0.26)	9.71	0.85	227,412	0.56	0.56	2.68	29
R3	9.84	0.22	(0.17)	0.05	(0.22)	—	—	(0.22)	9.67	0.52	960	1.21	0.99	2.25	29
R4	9.85	0.23	(0.17)	0.06	(0.23)	—	—	(0.23)	9.68	0.66	645	0.91	0.85	2.39	29
R5	9.86	0.26	(0.17)	0.09	(0.26)	—	—	(0.26)	9.69	0.96	1,125	0.61	0.55	2.71	29
Y	9.84	0.27	(0.18)	0.09	(0.26)	—	—	(0.26)	9.67	0.97	14,983	0.54	0.54	2.73	29
F	9.89	0.27	(0.17)	0.10	(0.27)	—	—	(0.27)	9.72	1.02	173,198	0.49	0.49	2.76	29
For the Year Ended October 31, 2017
A	$ 9.88	$ 0.20	$ (0.01)	$ 0.19	$ (0.20)	$ —	$ —	$ (0.20)	$ 9.87	1.94%	$ 523,916	0.86%	0.84%	2.02%	42%
C	9.88	0.13	(0.01)	0.12	(0.13)	—	—	(0.13)	9.87	1.20	103,013	1.58	1.57	1.29	42
I	9.90	0.23	(0.01)	0.22	(0.23)	—	—	(0.23)	9.89	2.21	185,948	0.58	0.58	2.29	42
R3	9.86	0.17	(0.02)	0.15	(0.17)	—	—	(0.17)	9.84	1.58	1,175	1.22	1.09	1.77	42
R4	9.87	0.20	(0.02)	0.18	(0.20)	—	—	(0.20)	9.85	1.83	626	0.92	0.85	2.01	42
R5	9.86	0.23	—	0.23	(0.23)	—	—	(0.23)	9.86	2.33	807	0.60	0.55	2.33	42
Y	9.86	0.23	(0.02)	0.21	(0.23)	—	—	(0.23)	9.84	2.17	5,549	0.50	0.50	2.32	42
F (8)	9.88	0.16	0.01	0.17	(0.16)	—	—	(0.16)	9.89	1.73 (5)	103,896	0.49 (6)	0.49 (6)	2.45 (6)	42
The Hartford Strategic Income Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 9.17	$ 0.14	$ (1.00)	$ (0.86)	$ (0.15)	$ (0.10)	$ —	$ (0.25)	$ 8.06	(9.58)% (5)	$ 322,493	0.91% (6)	0.91% (6)	3.15% (6)	25% (17)
C	9.25	0.11	(1.02)	(0.91)	(0.11)	(0.10)	—	(0.21)	8.13	(9.97) (5)	74,981	1.63 (6)	1.63 (6)	2.43 (6)	25 (17)
I	9.20	0.15	(1.01)	(0.86)	(0.16)	(0.10)	—	(0.26)	8.08	(9.53) (5)	1,690,692	0.63 (6)	0.63 (6)	3.42 (6)	25 (17)
R3	9.15	0.12	(1.00)	(0.88)	(0.13)	(0.10)	—	(0.23)	8.04	(9.76) (5)	3,244	1.23 (6)	1.23 (6)	2.83 (6)	25 (17)
R4	9.16	0.14	(1.00)	(0.86)	(0.15)	(0.10)	—	(0.25)	8.05	(9.60) (5)	11,132	0.92 (6)	0.92 (6)	3.13 (6)	25 (17)
R5	9.16	0.15	(1.00)	(0.85)	(0.16)	(0.10)	—	(0.26)	8.05	(9.45) (5)	44,545	0.64 (6)	0.64 (6)	3.42 (6)	25 (17)
R6	9.16	0.15	(1.00)	(0.85)	(0.16)	(0.10)	—	(0.26)	8.05	(9.41) (5)	222,802	0.53 (6)	0.53 (6)	3.53 (6)	25 (17)
Y	9.14	0.15	(1.00)	(0.85)	(0.16)	(0.10)	—	(0.26)	8.03	(9.48) (5)	165,678	0.63 (6)	0.63 (6)	3.42 (6)	25 (17)
F	9.19	0.15	(1.00)	(0.85)	(0.16)	(0.10)	—	(0.26)	8.08	(9.37) (5)	299,790	0.53 (6)	0.53 (6)	3.53 (6)	25 (17)
The accompanying notes are an integral part of these financial statements.
212

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Strategic Income Fund – (continued)
For the Year Ended October 31, 2021
A	$ 9.02	$ 0.27	$ 0.23	$ 0.50	$ (0.25)	$ (0.10)	$ —	$ (0.35)	$ 9.17	5.54%	$ 410,004	0.91%	0.91%	2.87%	52% (17)
C	9.08	0.20	0.24	0.44	(0.17)	(0.10)	—	(0.27)	9.25	4.89	92,929	1.63	1.63	2.14	52 (17)
I	9.04	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.20	5.94	2,044,204	0.64	0.64	3.16	52 (17)
R3	9.00	0.23	0.24	0.47	(0.22)	(0.10)	—	(0.32)	9.15	5.18	3,195	1.26	1.26	2.53	52 (17)
R4	9.01	0.27	0.23	0.50	(0.25)	(0.10)	—	(0.35)	9.16	5.55	13,610	0.91	0.91	2.90	52 (17)
R5	9.00	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.16	5.98	46,840	0.64	0.64	3.15	52 (17)
R6	9.01	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.16	5.96	161,021	0.54	0.54	3.28	52 (17)
Y	8.99	0.29	0.23	0.52	(0.27)	(0.10)	—	(0.37)	9.14	5.86	202,890	0.64	0.64	3.14	52 (17)
F	9.04	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.19	5.94	365,653	0.54	0.54	3.23	52 (17)
For the Year Ended October 31, 2020
A	$ 8.64	$ 0.28	$ 0.41	$ 0.69	$ (0.31)	$ —	$ —	$ (0.31)	$ 9.02	8.21%	$ 279,447	0.97%	0.95%	3.21%	69% (17)
C	8.69	0.22	0.41	0.63	(0.24)	—	—	(0.24)	9.08	7.40	72,030	1.69	1.69	2.47	69 (17)
I	8.67	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.04	8.41	930,484	0.67	0.67	3.44	69 (17)
R3	8.63	0.25	0.40	0.65	(0.28)	—	—	(0.28)	9.00	7.77	1,502	1.29	1.25	2.87	69 (17)
R4	8.64	0.27	0.41	0.68	(0.31)	—	—	(0.31)	9.01	8.12	4,348	1.00	0.95	2.96	69 (17)
R5	8.63	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.00	8.46	15,336	0.69	0.65	3.48	69 (17)
R6	8.63	0.30	0.43	0.73	(0.35)	—	—	(0.35)	9.01	8.65	10,360	0.59	0.59	3.45	69 (17)
Y	8.63	0.30	0.40	0.70	(0.34)	—	—	(0.34)	8.99	8.36	95,044	0.64	0.64	3.40	69 (17)
F	8.67	0.32	0.40	0.72	(0.35)	—	—	(0.35)	9.04	8.49	274,532	0.59	0.59	3.58	69 (17)
For the Year Ended October 31, 2019
A	$ 8.41	$ 0.32	$ 0.44	$ 0.76	$ (0.53)	$ —	$ —	$ (0.53)	$ 8.64	9.42%	$ 193,608	1.03%	0.95%	3.80%	74%
C	8.45	0.26	0.44	0.70	(0.46)	—	—	(0.46)	8.69	8.59	50,793	1.75	1.70	3.05	74
I	8.43	0.34	0.45	0.79	(0.55)	—	—	(0.55)	8.67	9.82	264,537	0.73	0.70	4.04	74
R3	8.39	0.30	0.44	0.74	(0.50)	—	—	(0.50)	8.63	9.22	634	1.34	1.25	3.50	74
R4	8.40	0.32	0.45	0.77	(0.53)	—	—	(0.53)	8.64	9.54	209	1.05	0.95	3.80	74
R5	8.40	0.35	0.43	0.78	(0.55)	—	—	(0.55)	8.63	9.78	8,280	0.74	0.65	4.09	74
R6	8.40	0.35	0.44	0.79	(0.56)	—	—	(0.56)	8.63	9.84	1,673	0.63	0.60	4.12	74
Y	8.39	0.35	0.44	0.79	(0.55)	—	—	(0.55)	8.63	9.91	4,824	0.71	0.66	4.09	74
F	8.43	0.35	0.45	0.80	(0.56)	—	—	(0.56)	8.67	9.93	168,465	0.63	0.60	4.15	74
For the Year Ended October 31, 2018
A	$ 9.00	$ 0.33	$ (0.40)	$ (0.07)	$ (0.52)	$ —	$ —	$ (0.52)	$ 8.41	(0.77)%	$ 164,749	1.05%	0.95%	3.78%	63%
C	9.03	0.26	(0.39)	(0.13)	(0.45)	—	—	(0.45)	8.45	(1.49)	48,099	1.78	1.70	3.03	63
I	9.03	0.35	(0.40)	(0.05)	(0.55)	—	—	(0.55)	8.43	(0.63)	88,704	0.77	0.70	4.03	63
R3	8.98	0.30	(0.39)	(0.09)	(0.50)	—	—	(0.50)	8.39	(1.10)	306	1.37	1.25	3.48	63
R4	8.99	0.33	(0.40)	(0.07)	(0.52)	—	—	(0.52)	8.40	(0.79)	560	1.08	0.95	3.78	63
R5	8.99	0.35	(0.39)	(0.04)	(0.55)	—	—	(0.55)	8.40	(0.46)	4,446	0.78	0.65	4.12	63
R6	8.99	0.36	(0.39)	(0.03)	(0.56)	—	—	(0.56)	8.40	(0.41)	150	0.66	0.60	4.15	63
Y	8.99	0.36	(0.40)	(0.04)	(0.56)	—	—	(0.56)	8.39	(0.49)	2,513	0.72	0.60	4.14	63
F	9.02	0.36	(0.39)	(0.03)	(0.56)	—	—	(0.56)	8.43	(0.41)	153,833	0.66	0.60	4.13	63
The accompanying notes are an integral part of these financial statements.
213

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Strategic Income Fund – (continued)
For the Year Ended October 31, 2017
A	$ 8.76	$ 0.36	$ 0.26	$ 0.62	$ (0.38)	$ —	$ —	$ (0.38)	$ 9.00	7.26%	$ 161,969	1.03%	0.95%	4.02%	82%
C	8.79	0.29	0.26	0.55	(0.31)	—	—	(0.31)	9.03	6.38	74,017	1.74	1.70	3.29	82
I	8.79	0.37	0.27	0.64	(0.40)	—	—	(0.40)	9.03	7.51	83,345	0.76	0.70	4.11	82
R3	8.75	0.33	0.25	0.58	(0.35)	—	—	(0.35)	8.98	6.83	329	1.45	1.25	3.70	82
R4	8.76	0.35	0.26	0.61	(0.38)	—	—	(0.38)	8.99	7.13	748	1.08	0.95	4.00	82
R5	8.76	0.38	0.26	0.64	(0.41)	—	—	(0.41)	8.99	7.48	1,467	0.75	0.65	4.25	82
R6	8.75	0.39	0.26	0.65	(0.41)	—	—	(0.41)	8.99	7.66	11	0.70	0.60	4.41	82
Y	8.75	0.42	0.23	0.65	(0.41)	—	—	(0.41)	8.99	7.67	657	0.64	0.60	4.79	82
F (8)	8.79	0.25	0.20	0.45	(0.22)	—	—	(0.22)	9.02	5.21 (5)	180,163	0.64 (6)	0.60 (6)	4.08 (6)	82
Hartford Sustainable Municipal Bond Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$11.02	$ 0.07	$ (1.06)	$ (0.99)	$ (0.07)	$ (0.05)	$ —	$ (0.12)	$ 9.91	(9.02)% (5)	$ 38,048	0.77% (6)	0.69% (6)	1.38% (6)	17%
C	11.02	0.03	(1.06)	(1.03)	(0.03)	(0.05)	—	(0.08)	9.91	(9.36) (5)	3,838	1.59 (6)	1.44 (6)	0.63 (6)	17
I	10.99	0.09	(1.06)	(0.97)	(0.09)	(0.05)	—	(0.14)	9.88	(8.94) (5)	47,004	0.61 (6)	0.46 (6)	1.60 (6)	17
F	10.99	0.09	(1.05)	(0.96)	(0.09)	(0.05)	—	(0.14)	9.89	(8.82) (5)	26,881	0.47 (6)	0.39 (6)	1.68 (6)	17
For the Year Ended October 31, 2021
A	$10.83	$ 0.15	$ 0.19	$ 0.34	$ (0.15)	$ —	$ —	$ (0.15)	$ 11.02	3.15%	$ 43,870	0.79%	0.69%	1.36%	19%
C	10.82	0.07	0.20	0.27	(0.07)	—	—	(0.07)	11.02	2.48	4,819	1.60	1.44	0.61	19
I	10.79	0.17	0.21	0.38	(0.18)	—	—	(0.18)	10.99	3.49	51,423	0.61	0.46	1.57	19
F	10.80	0.18	0.19	0.37	(0.18)	—	—	(0.18)	10.99	3.47	28,393	0.49	0.39	1.64	19
For the Year Ended October 31, 2020
A	$10.78	$ 0.20	$ 0.12	$ 0.32	$ (0.20)	$ (0.07)	$ —	$ (0.27)	$ 10.83	3.00%	$ 37,551	0.88%	0.69%	1.84%	16%
C	10.79	0.12	0.10	0.22	(0.12)	(0.07)	—	(0.19)	10.82	2.05	4,642	1.69	1.44	1.09	16
I	10.75	0.21	0.12	0.33	(0.22)	(0.07)	—	(0.29)	10.79	3.14	26,866	0.68	0.46	2.00	16
F	10.75	0.22	0.13	0.35	(0.23)	(0.07)	—	(0.30)	10.80	3.30	14,292	0.57	0.39	2.04	16
For the Year Ended October 31, 2019
A	$10.04	$ 0.26	$ 0.74	$ 1.00	$ (0.26)	$ —	$ —	$ (0.26)	$ 10.78	10.05%	$ 22,713	0.99%	0.67%	2.45%	47%
C	10.04	0.24	0.74	0.98	(0.23)	—	—	(0.23)	10.79	9.85	2,714	1.74	0.88	2.27	47
I	10.04	0.28	0.74	1.02	(0.31)	—	—	(0.31)	10.75	10.30	7,227	0.74	0.44	2.69	47
F	10.03	0.29	0.74	1.03	(0.31)	—	—	(0.31)	10.75	10.38	3,584	0.69	0.39	2.71	47
For the Year Ended October 31, 2018
A	$10.32	$ 0.24	$ (0.28)	$ (0.04)	$ (0.24)	$ —	$ —	$ (0.24)	$ 10.04	(0.36)%	$ 15,155	1.09%	0.65%	2.39%	15%
C	10.32	0.24	(0.28)	(0.04)	(0.24)	—	—	(0.24)	10.04	(0.38)	3,488	1.82	0.67	2.37	15
I	10.32	0.27	(0.28)	(0.01)	(0.27)	—	—	(0.27)	10.04	(0.11)	6,320	0.80	0.40	2.64	15
F	10.32	0.27	(0.29)	(0.02)	(0.27)	—	—	(0.27)	10.03	(0.20)	1,673	0.78	0.39	2.65	15
For the Year Ended October 31, 2017
A	$10.34	$ 0.22	$ (0.02)	$ 0.20	$ (0.22)	$ —	$ —	$ (0.22)	$ 10.32	2.03%	$ 12,913	1.10%	0.69%	2.21%	10%
C	10.34	0.21	(0.02)	0.19	(0.21)	—	—	(0.21)	10.32	1.87	3,317	1.81	0.84	2.06	10
I	10.34	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	10.32	2.29	5,917	0.81	0.44	2.46	10
F (8)	10.04	0.17	0.28	0.45	(0.17)	—	—	(0.17)	10.32	4.52 (5)	1,127	0.80 (6)	0.39 (6)	2.48 (6)	10
The accompanying notes are an integral part of these financial statements.
214

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Total Return Bond Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$10.92	$ 0.10	$ (1.21)	$ (1.11)	$ (0.10)	$ (0.18)	$ —	$ (0.28)	$ 9.53	(10.38)% (5)	$ 1,090,935	0.68% (6)	0.68% (6)	1.87% (6)	25% (18)
C	11.05	0.05	(1.22)	(1.17)	(0.06)	(0.18)	—	(0.24)	9.64	(10.80) (5)	11,226	1.51 (6)	1.51 (6)	1.04 (6)	25 (18)
I	10.88	0.11	(1.19)	(1.08)	(0.14)	(0.18)	—	(0.32)	9.48	(10.21) (5)	397,074	0.39 (6)	0.39 (6)	2.17 (6)	25 (18)
R3	11.22	0.08	(1.23)	(1.15)	(0.09)	(0.18)	—	(0.27)	9.80	(10.50) (5)	3,923	1.04 (6)	1.03 (6)	1.52 (6)	25 (18)
R4	11.12	0.10	(1.23)	(1.13)	(0.10)	(0.18)	—	(0.28)	9.71	(10.36) (5)	14,327	0.73 (6)	0.69 (6)	1.87 (6)	25 (18)
R5	11.06	0.11	(1.23)	(1.12)	(0.13)	(0.18)	—	(0.31)	9.63	(10.35) (5)	1,838	0.44 (6)	0.44 (6)	2.11 (6)	25 (18)
R6	10.97	0.12	(1.22)	(1.10)	(0.15)	(0.18)	—	(0.33)	9.54	(10.28) (5)	201,943	0.32 (6)	0.32 (6)	2.23 (6)	25 (18)
Y	10.99	0.11	(1.21)	(1.10)	(0.14)	(0.18)	—	(0.32)	9.57	(10.25) (5)	391,672	0.38 (6)	0.38 (6)	2.17 (6)	25 (18)
F	10.81	0.11	(1.19)	(1.08)	(0.15)	(0.18)	—	(0.33)	9.40	(10.26) (5)	1,099,003	0.32 (6)	0.32 (6)	2.23 (6)	25 (18)
For the Year Ended October 31, 2021
A	$11.13	$ 0.18	$ (0.10)	$ 0.08	$ (0.21)	$ (0.08)	$ —	$ (0.29)	$ 10.92	0.68%	$ 1,268,773	0.68%	0.68%	1.65%	51% (18)
C	11.26	0.09	(0.10)	(0.01)	(0.12)	(0.08)	—	(0.20)	11.05	(0.11)	15,130	1.48	1.48	0.83	51 (18)
I	11.10	0.21	(0.11)	0.10	(0.24)	(0.08)	—	(0.32)	10.88	0.86	297,839	0.40	0.40	1.93	51 (18)
R3	11.44	0.15	(0.12)	0.03	(0.17)	(0.08)	—	(0.25)	11.22	0.27	4,566	1.04	1.03	1.30	51 (18)
R4	11.34	0.18	(0.11)	0.07	(0.21)	(0.08)	—	(0.29)	11.12	0.59	14,580	0.74	0.70	1.63	51 (18)
R5	11.27	0.21	(0.10)	0.11	(0.24)	(0.08)	—	(0.32)	11.06	0.93	2,362	0.44	0.44	1.89	51 (18)
R6	11.19	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.97	0.98	203,982	0.32	0.32	2.03	51 (18)
Y	11.21	0.22	(0.12)	0.10	(0.24)	(0.08)	—	(0.32)	10.99	0.89	415,024	0.39	0.39	1.94	51 (18)
F	11.03	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.81	0.97	1,222,336	0.32	0.32	2.01	51 (18)
For the Year Ended October 31, 2020
A	$10.66	$ 0.24	$ 0.49	$ 0.73	$ (0.26)	$ —	$ —	$ (0.26)	$ 11.13	6.88%	$ 1,202,398	0.71%	0.71%	2.17%	50% (18)
C	10.77	0.15	0.51	0.66	(0.17)	—	—	(0.17)	11.26	6.13	32,105	1.51	1.51	1.37	50 (18)
I	10.65	0.26	0.51	0.77	(0.32)	—	—	(0.32)	11.10	7.35	299,511	0.41	0.41	2.43	50 (18)
R3	10.95	0.21	0.50	0.71	(0.22)	—	—	(0.22)	11.44	6.55	5,075	1.06	1.04	1.84	50 (18)
R4	10.85	0.24	0.50	0.74	(0.25)	—	—	(0.25)	11.34	6.90	13,365	0.76	0.76	2.12	50 (18)
R5	10.81	0.27	0.50	0.77	(0.31)	—	—	(0.31)	11.27	7.20	2,651	0.46	0.46	2.40	50 (18)
R6	10.74	0.28	0.50	0.78	(0.33)	—	—	(0.33)	11.19	7.41	63,656	0.34	0.34	2.53	50 (18)
Y	10.76	0.27	0.50	0.77	(0.32)	—	—	(0.32)	11.21	7.27	410,349	0.40	0.40	2.49	50 (18)
F	10.59	0.27	0.50	0.77	(0.33)	—	—	(0.33)	11.03	7.38	962,471	0.34	0.34	2.53	50 (18)
For the Year Ended October 31, 2019
A	$ 9.92	$ 0.30	$ 0.79	$ 1.09	$ (0.35)	$ —	$ —	$ (0.35)	$ 10.66	11.24%	$ 940,594	0.74%	0.74%	2.90%	71%
C	9.97	0.22	0.80	1.02	(0.22)	—	—	(0.22)	10.77	10.37	27,334	1.54	1.54	2.12	71
I	9.95	0.33	0.79	1.12	(0.42)	—	—	(0.42)	10.65	11.49	108,633	0.42	0.42	3.19	71
R3	10.14	0.27	0.82	1.09	(0.28)	—	—	(0.28)	10.95	10.93	4,769	1.08	1.07	2.58	71
R4	10.09	0.30	0.81	1.11	(0.35)	—	—	(0.35)	10.85	11.20	11,476	0.77	0.76	2.89	71
R5	10.06	0.33	0.83	1.16	(0.41)	—	—	(0.41)	10.81	11.80	1,049	0.48	0.48	3.22	71
R6	10.03	0.32	0.82	1.14	(0.43)	—	—	(0.43)	10.74	11.67	40,368	0.35	0.34	3.04	71
Y	10.04	0.34	0.81	1.15	(0.43)	—	—	(0.43)	10.76	11.68	488,228	0.41	0.40	3.25	71
F	9.90	0.34	0.78	1.12	(0.43)	—	—	(0.43)	10.59	11.58	562,418	0.36	0.36	3.29	71
The accompanying notes are an integral part of these financial statements.
215

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Total Return Bond Fund – (continued)
For the Year Ended October 31, 2018
A	$10.44	$ 0.28	$ (0.48)	$ (0.20)	$ (0.32)	$ —	$ —	$ (0.32)	$ 9.92	(1.95)%	$ 774,821	0.82%	0.82%	2.72%	74%
C	10.46	0.20	(0.49)	(0.29)	(0.20)	—	—	(0.20)	9.97	(2.79)	30,760	1.61	1.60	1.93	74
I	10.45	0.31	(0.48)	(0.17)	(0.33)	—	—	(0.33)	9.95	(1.68)	51,131	0.51	0.51	3.03	74
R3	10.64	0.25	(0.50)	(0.25)	(0.25)	—	—	(0.25)	10.14	(2.37)	5,000	1.16	1.15	2.38	74
R4	10.62	0.28	(0.49)	(0.21)	(0.32)	—	—	(0.32)	10.09	(2.04)	11,153	0.85	0.85	2.67	74
R5	10.62	0.31	(0.49)	(0.18)	(0.38)	—	—	(0.38)	10.06	(1.74)	1,548	0.56	0.56	2.98	74
R6	10.61	0.32	(0.50)	(0.18)	(0.40)	—	—	(0.40)	10.03	(1.72)	1,678	0.44	0.44	3.11	74
Y	10.61	0.32	(0.50)	(0.18)	(0.39)	—	—	(0.39)	10.04	(1.69)	449,292	0.48	0.48	3.06	74
F	10.46	0.31	(0.47)	(0.16)	(0.40)	—	—	(0.40)	9.90	(1.59)	678,207	0.44	0.44	3.10	74
For the Year Ended October 31, 2017
A	$10.48	$ 0.26	$ (0.04)	$ 0.22	$ (0.26)	$ —	$ —	$ (0.26)	$ 10.44	2.19%	$ 772,486	0.84%	0.84%	2.55%	56%
C	10.50	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	10.46	1.43	59,204	1.58	1.58	1.82	56
I	10.49	0.29	(0.04)	0.25	(0.29)	—	—	(0.29)	10.45	2.41	35,182	0.77	0.62	2.78	56
R3	10.68	0.23	(0.04)	0.19	(0.23)	—	—	(0.23)	10.64	1.86	5,851	1.17	1.17	2.22	56
R4	10.66	0.27	(0.04)	0.23	(0.27)	—	—	(0.27)	10.62	2.18	14,290	0.85	0.85	2.54	56
R5	10.65	0.30	(0.03)	0.27	(0.30)	—	—	(0.30)	10.62	2.48	1,548	0.55	0.55	2.84	56
R6	10.64	0.30	(0.02)	0.28	(0.31)	—	—	(0.31)	10.61	2.69	1,092	0.45	0.44	2.87	56
Y	10.65	0.31	(0.04)	0.27	(0.31)	—	—	(0.31)	10.61	2.57	438,589	0.46	0.46	2.96	56
F (8)	10.32	0.20	0.14	0.34	(0.20)	—	—	(0.20)	10.46	3.36 (5)	937,170	0.44 (6)	0.44 (6)	2.88 (6)	56
The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$10.45	$ 0.03	$ (0.39)	$ (0.36)	$ (0.09)	$ (0.03)	$ —	$ (0.12)	$ 9.97	(3.48)% (5)	$ 313,145	1.00% (6)	1.00% (6)	0.51% (6)	49% (19)
C	10.19	(0.01)	(0.38)	(0.39)	(0.05)	(0.03)	—	(0.08)	9.72	(3.80) (5)	28,689	1.74 (6)	1.74 (6)	(0.23) (6)	49 (19)
I	10.53	0.04	(0.39)	(0.35)	(0.10)	(0.03)	—	(0.13)	10.05	(3.32) (5)	1,396,522	0.73 (6)	0.73 (6)	0.78 (6)	49 (19)
R3	10.37	0.01	(0.39)	(0.38)	(0.07)	(0.03)	—	(0.10)	9.89	(3.65) (5)	1,096	1.33 (6)	1.33 (6)	0.19 (6)	49 (19)
R4	10.45	0.02	(0.38)	(0.36)	(0.07)	(0.03)	—	(0.10)	9.99	(3.48) (5)	1,684	1.01 (6)	1.01 (6)	0.49 (6)	49 (19)
R5	10.54	0.04	(0.40)	(0.36)	(0.10)	(0.03)	—	(0.13)	10.05	(3.41) (5)	8,412	0.73 (6)	0.73 (6)	0.79 (6)	49 (19)
R6	10.58	0.05	(0.40)	(0.35)	(0.11)	(0.03)	—	(0.14)	10.09	(3.35) (5)	112,288	0.62 (6)	0.62 (6)	0.89 (6)	49 (19)
Y	10.57	0.04	(0.40)	(0.36)	(0.10)	(0.03)	—	(0.13)	10.08	(3.40) (5)	249,801	0.73 (6)	0.73 (6)	0.79 (6)	49 (19)
F	10.55	0.05	(0.39)	(0.34)	(0.11)	(0.03)	—	(0.14)	10.07	(3.26) (5)	1,372,008	0.62 (6)	0.62 (6)	0.89 (6)	49 (19)
For the Year Ended October 31, 2021
A	$10.59	$ 0.05	$ (0.11)	$ (0.06)	$ (0.08)	$ —	$ —	$ (0.08)	$ 10.45	(0.54)%	$ 354,409	1.01%	1.01%	0.44%	104% (19)
C	10.34	(0.03)	(0.10)	(0.13)	(0.02)	—	—	(0.02)	10.19	(1.25)	38,120	1.74	1.74	(0.29)	104 (19)
I	10.68	0.08	(0.12)	(0.04)	(0.11)	—	—	(0.11)	10.53	(0.34)	1,783,317	0.72	0.72	0.73	104 (19)
R3	10.51	0.01	(0.10)	(0.09)	(0.05)	—	—	(0.05)	10.37	(0.90)	987	1.35	1.35	0.10	104 (19)
R4	10.59	0.04	(0.10)	(0.06)	(0.08)	—	—	(0.08)	10.45	(0.59)	3,873	1.05	1.05	0.39	104 (19)
R5	10.68	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.54	(0.27)	8,625	0.75	0.75	0.70	104 (19)
R6	10.72	0.09	(0.11)	(0.02)	(0.12)	—	—	(0.12)	10.58	(0.16)	125,885	0.63	0.63	0.82	104 (19)
Y	10.71	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.57	(0.25)	292,319	0.74	0.73	0.72	104 (19)
F	10.70	0.09	(0.12)	(0.03)	(0.12)	—	—	(0.12)	10.55	(0.25)	1,516,359	0.63	0.63	0.82	104 (19)
The accompanying notes are an integral part of these financial statements.
216

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2020
A	$10.75	$ 0.06	$ 0.02	$ 0.08	$ (0.19)	$ (0.05)	$ —	$ (0.24)	$ 10.59	0.80%	$ 414,356	1.02%	1.02%	0.59%	125% (19)
C	10.54	(0.01)	0.01	0.00 (14)	(0.15)	(0.05)	—	(0.20)	10.34	0.00 (9)	64,578	1.75	1.75	(0.14)	125 (19)
I	10.83	0.09	0.03	0.12	(0.22)	(0.05)	—	(0.27)	10.68	1.10	2,008,606	0.73	0.73	0.88	125 (19)
R3	10.68	0.03	0.02	0.05	(0.17)	(0.05)	—	(0.22)	10.51	0.44	1,400	1.36	1.36	0.25	125 (19)
R4	10.76	0.06	0.02	0.08	(0.20)	(0.05)	—	(0.25)	10.59	0.74	18,666	1.05	1.05	0.54	125 (19)
R5	10.84	0.09	0.01	0.10	(0.21)	(0.05)	—	(0.26)	10.68	0.99	8,229	0.75	0.75	0.85	125 (19)
R6	10.88	0.10	0.01	0.11	(0.22)	(0.05)	—	(0.27)	10.72	1.08	113,838	0.65	0.65	0.93	125 (19)
Y	10.87	0.09	0.02	0.11	(0.22)	(0.05)	—	(0.27)	10.71	1.02	366,177	0.75	0.72	0.89	125 (19)
F	10.85	0.10	0.01	0.12	(0.22)	(0.05)	—	(0.27)	10.70	1.17	1,477,042	0.64	0.64	0.97	125 (19)
For the Year Ended October 31, 2019
A	$10.65	$ 0.10	$ 0.49	$ 0.59	$ (0.48)	$ (0.01)	$ —	$ (0.49)	$ 10.75	5.68%	$ 419,891	1.02%	1.02%	0.98%	93%
C	10.45	0.03	0.47	0.50	(0.40)	(0.01)	—	(0.41)	10.54	4.92	81,694	1.75	1.75	0.26	93
I	10.72	0.14	0.48	0.62	(0.50)	(0.01)	—	(0.51)	10.83	6.02	2,223,706	0.74	0.74	1.26	93
R3	10.58	0.07	0.48	0.55	(0.44)	(0.01)	—	(0.45)	10.68	5.39	1,946	1.36	1.35	0.63	93
R4	10.65	0.09	0.51	0.60	(0.48)	(0.01)	—	(0.49)	10.76	5.71	10,651	0.96	0.96	0.84	93
R5	10.72	0.13	0.50	0.63	(0.50)	(0.01)	—	(0.51)	10.84	6.00	6,404	0.76	0.76	1.23	93
R6	10.76	0.14	0.50	0.64	(0.51)	(0.01)	—	(0.52)	10.88	6.09	17,230	0.64	0.64	1.34	93
Y	10.75	0.14	0.50	0.64	(0.51)	(0.01)	—	(0.52)	10.87	6.04	522,050	0.73	0.70	1.31	93
F	10.74	0.15	0.48	0.63	(0.51)	(0.01)	—	(0.52)	10.85	6.11	2,027,555	0.64	0.64	1.35	93
For the Year Ended October 31, 2018
A	$10.45	$ 0.11	$ 0.12	$ 0.23	$ (0.03)	$ —	$ —	$ (0.03)	$ 10.65	2.18%	$ 339,123	1.04%	1.04%	1.04%	115%
C	10.31	0.03	0.12	0.15	(0.01)	—	—	(0.01)	10.45	1.44	78,993	1.77	1.77	0.30	115
I	10.50	0.14	0.12	0.26	(0.04)	—	—	(0.04)	10.72	2.45	1,943,254	0.76	0.76	1.32	115
R3	10.41	0.07	0.12	0.19	(0.02)	—	—	(0.02)	10.58	1.82	1,161	1.38	1.36	0.67	115
R4	10.46	0.11	0.11	0.22	(0.03)	—	—	(0.03)	10.65	2.09	847	1.08	1.07	1.02	115
R5	10.51	0.14	0.11	0.25	(0.04)	—	—	(0.04)	10.72	2.35	3,840	0.78	0.77	1.34	115
R6	10.53	0.16	0.11	0.27	(0.04)	—	—	(0.04)	10.76	2.58	10,009	0.67	0.67	1.50	115
Y	10.53	0.15	0.11	0.26	(0.04)	—	—	(0.04)	10.75	2.44	670,390	0.71	0.71	1.40	115
F	10.51	0.15	0.12	0.27	(0.04)	—	—	(0.04)	10.74	2.58	1,571,981	0.66	0.66	1.43	115
For the Year Ended October 31, 2017
A	$10.36	$ 0.11	$ (0.02) (11)	$ 0.09	$ —	$ —	$ —	$ —	$ 10.45	0.87%	$ 331,084	1.08%	1.05%	1.02%	100%
C	10.29	0.03	(0.01) (11)	0.02	—	—	—	—	10.31	0.19	101,882	1.78	1.78	0.30	100
I	10.39	0.13	(0.02) (11)	0.11	—	—	—	—	10.50	1.16	1,880,345	0.85	0.80	1.26	100
R3	10.35	0.07	(0.01) (11)	0.06	—	—	—	—	10.41	0.58	2,139	1.40	1.35	0.70	100
R4	10.37	0.11	(0.02) (11)	0.09	—	—	—	—	10.46	0.87	664	1.10	1.05	1.03	100
R5	10.38	0.13	—	0.13	—	—	—	—	10.51	1.25	2,087	0.79	0.75	1.27	100
R6	10.40	0.14	(0.01) (11)	0.13	—	—	—	—	10.53	1.25	1,176	0.71	0.69	1.36	100
Y	10.40	0.14	(0.01) (11)	0.13	—	—	—	—	10.53	1.25	490,321	0.70	0.70	1.37	100
F (8)	10.32	0.08	0.11 (11)	0.19	—	—	—	—	10.51	1.84 (5)	1,235,664	0.68 (6)	0.68 (6)	1.14 (6)	100

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Per share amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
217

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Financial Highlights – (continued)

(8)	Commenced operations on February 28, 2017.
(9)	Amount is less than 0.01%.
(10)	Commenced operations on March 1, 2021.
(11)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(12)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 23% for the six-month period ended April 30, 2022, 84% and 211% for the fiscal years ended October 31, 2021 and October 31, 2020, respectively.
(13)	Commenced operations on May 31, 2018.
(14)	Amount is less than $0.01 per share.
(15)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 12% for the six-month period ended April 30, 2022, 38% and 43% for the fiscal years ended October 31, 2021 and October 31, 2020, respectively.
(16)	Commenced operations on February 28, 2019.
(17)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 91% for the six-month period ended April 30, 2022, 141% and 180% for the fiscal years ended October 31, 2021 and October 31, 2020, respectively.
(18)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 227% for the six-month period ended April 30, 2022, 473% and 545% for the fiscal years ended October 31, 2021 and October 31, 2020, respectively.
(19)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 50% for the six-months ended April 30, 2022, 132% and 168% for the fiscal years ended October 31, 2021 and October 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.
218

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 Notes to Financial Statements
 April 30, 2022 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-six series, as of April 30, 2022. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:
The Hartford Emerging Markets Local Debt Fund (the "Emerging Markets Local Debt Fund")
The Hartford Floating Rate Fund (the "Floating Rate Fund")
The Hartford Floating Rate High Income Fund (the "Floating Rate High Income Fund")
The Hartford High Yield Fund (the "High Yield Fund")
The Hartford Inflation Plus Fund (the "Inflation Plus Fund")
The Hartford Municipal Opportunities Fund (the "Municipal Opportunities Fund")
Hartford Municipal Short Duration Fund (the "Municipal Short Duration Fund")
The Hartford Short Duration Fund (the "Short Duration Fund")
The Hartford Strategic Income Fund (the "Strategic Income Fund")
Hartford Sustainable Municipal Bond Fund (the "Sustainable Municipal Bond Fund")
The Hartford Total Return Bond Fund (the "Total Return Bond Fund")
The Hartford World Bond Fund (the "World Bond Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
Each Fund has registered for sale Class A, Class C, Class I and Class F shares. In addition, each Fund, except Municipal Opportunities Fund, Municipal Short Duration Fund and Sustainable Municipal Bond Fund, offers Class R3, Class R4 and Class R5 shares. Each Fund, except Municipal Short Duration Fund and Sustainable Municipal Bond Fund, has registered for sale Class Y shares. High Yield Fund, Strategic Income Fund, Short Duration Fund, Total Return Bond Fund and World Bond Fund have registered for sale Class R6 shares. Class A shares of each Fund, except Floating Rate Fund, Floating Rate High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class A shares of Floating Rate Fund and Floating Rate High Income Fund are sold with a front-end sales charge of up to 3.00%. Class A shares of Short Duration Fund are sold with a front-end sales charge of up to 2.00%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. Class C shares of the Total Return Bond Fund are closed to new investors, subject to certain exceptions. For more information, please see the Funds' prospectus.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
219

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 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
220

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
221

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2022.
In connection with a Fund's ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of
222

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund's portfolio turnover rate. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2022.
c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2022.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2022.
e)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2022.
f)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2022.
223

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.
During the six-month period ended April 30, 2022, the Inflation Plus Fund had entered into Bond Forwards.
b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2022, each of Emerging Markets Local Debt Fund, High Yield Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Futures Contracts.
c)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2022, each of Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Foreign Currency Contracts.
d)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to
224

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2022, each of Emerging Markets Local Debt Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Options Contracts.
e)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
225

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2022, each of Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the six-month period ended April 30, 2022, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Total Return Bond Fund and World Bond Fund had used Interest Rate Swap Contracts.
Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
226

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

During the six-month period ended April 30, 2022, each of Floating Rate Fund, Floating Rate High Income Fund and Inflation Plus Fund had used Total Return Swap Contracts.
f)	Additional Derivative Instrument Information:
Emerging Markets Local Debt Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ —	$ 235,178	$ —	$ —	$ —	$ 235,178
Unrealized appreciation on futures contracts(1)	273,984	—	—	—	—	273,984
Unrealized appreciation on foreign currency contracts	—	1,526,942	—	—	—	1,526,942
Unrealized appreciation on swap contracts(2)	337,604	—	3,981	—	—	341,585
Total	$ 611,588	$ 1,762,120	$ 3,981	$ —	$ —	$ 2,377,689
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 69,190	$ —	$ —	$ —	$ —	$ 69,190
Unrealized depreciation on foreign currency contracts	—	2,180,187	—	—	—	2,180,187
Written options, market value	—	334,437	—	—	—	334,437
Unrealized depreciation on swap contracts(2)	429,989	—	—	—	—	429,989
Total	$ 499,179	$ 2,514,624	$ —	$ —	$ —	$ 3,013,803

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ —	$ 309,199	$ —	$ —	$ —	$ 309,199
Net realized gain (loss) on futures contracts	253,506	—	—	—	—	253,506
Net realized gain (loss) on written options contracts	—	(411,203)	—	—	—	(411,203)
Net realized gain (loss) on swap contracts	82,876	—	(50,977)	—	—	31,899
Net realized gain (loss) on foreign currency contracts	—	(666,769)	—	—	—	(666,769)
Total	$ 336,382	$ (768,773)	$ (50,977)	$ —	$ —	$ (483,368)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ —	$ (35,919)	$ —	$ —	$ —	$ (35,919)
Net change in unrealized appreciation (depreciation) of futures contracts	66,465	—	—	—	—	66,465
Net change in unrealized appreciation (depreciation) of written options contracts	—	108,387	—	—	—	108,387
Net change in unrealized appreciation (depreciation) of swap contracts	(47,558)	—	3,981	—	—	(43,577)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	159,998	—	—	—	159,998
Total	$ 18,907	$ 232,466	$ 3,981	$ —	$ —	$ 255,354
227

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Emerging Markets Local Debt Fund – (continued)

For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 16,863,500
Futures Contracts Number of Long Contracts	14
Futures Contracts Number of Short Contracts	(50)
Written Options at Notional Amount	$ (14,801,000)
Swap Contracts at Notional Amount	$ 2,573,162,969
Foreign Currency Contracts Purchased at Contract Amount	$ 64,908,243
Foreign Currency Contracts Sold at Contract Amount	$ 39,532,226
Floating Rate Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$ —	$ 2,937,323	$ —	$ —	$ —	$ 2,937,323
Total	$ —	$ 2,937,323	$ —	$ —	$ —	$ 2,937,323
Liabilities:
Unrealized depreciation on swap contracts(1)	$ 1,181,509	$ —	$ 143,406	$ —	$ —	$ 1,324,915
Total	$ 1,181,509	$ —	$ 143,406	$ —	$ —	$ 1,324,915

(1)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Net realized gain (loss) on futures contracts	$ (898)	$ —	$ —	$ —	$ —	$ (898)
Net realized gain (loss) on swap contracts	132,346	—	446,399	—	—	578,745
Net realized gain (loss) on foreign currency contracts	—	24,429,873	—	—	—	24,429,873
Total	$ 131,448	$ 24,429,873	$ 446,399	$ —	$ —	$ 25,007,720
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$ (1,668,237)	$ —	$ (143,406)	$ —	$ —	$ (1,811,643)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,755,138	—	—	—	1,755,138
Total	$ (1,668,237)	$ 1,755,138	$ (143,406)	$ —	$ —	$ (56,505)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$ 84,146,667
Foreign Currency Contracts Purchased at Contract Amount	$ 7,632,749
Foreign Currency Contracts Sold at Contract Amount	$ 274,835,351
228

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Floating Rate High Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$ —	$ 628,050	$ —	$ —	$ —	$ 628,050
Total	$ —	$ 628,050	$ —	$ —	$ —	$ 628,050
Liabilities:
Unrealized depreciation on swap contracts(1)	$ 238,065	$ —	$ 32,507	$ —	$ —	$ 270,572
Total	$ 238,065	$ —	$ 32,507	$ —	$ —	$ 270,572

(1)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Net realized gain (loss) on swap contracts	$ 25,892	$ —	$ 144,602	$ —	$ —	$ 170,494
Net realized gain (loss) on foreign currency contracts	—	5,238,569	—	—	—	5,238,569
Total	$ 25,892	$ 5,238,569	$ 144,602	$ —	$ —	$ 5,409,063
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$ (336,291)	$ —	$ (32,507)	$ —	$ —	$ (368,798)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	388,884	—	—	—	388,884
Total	$ (336,291)	$ 388,884	$ (32,507)	$ —	$ —	$ 20,086
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$ 17,033,333
Foreign Currency Contracts Purchased at Contract Amount	$ 1,310,933
Foreign Currency Contracts Sold at Contract Amount	$ 58,901,653
229

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

High Yield Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 301,614	$ —	$ —	$ —	$ —	$ 301,614
Unrealized appreciation on foreign currency contracts	—	245,170	—	—	—	245,170
Total	$ 301,614	$ 245,170	$ —	$ —	$ —	$ 546,784
Liabilities:
Unrealized depreciation on swap contracts(2)	$ —	$ —	$ 74,746	$ —	$ —	$ 74,746
Total	$ —	$ —	$ 74,746	$ —	$ —	$ 74,746

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (97,526)	$ —	$ —	$ —	$ —	$ (97,526)
Net realized gain (loss) on swap contracts	—	—	(342,159)	—	—	(342,159)
Net realized gain (loss) on foreign currency contracts	—	2,615,401	—	—	—	2,615,401
Total	$ (97,526)	$ 2,615,401	$ (342,159)	$ —	$ —	$ 2,175,716
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 301,614	$ —	$ —	$ —	$ —	$ 301,614
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(74,746)	—	—	(74,746)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	110,336	—	—	—	110,336
Total	$ 301,614	$ 110,336	$ (74,746)	$ —	$ —	$ 337,204
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(26)
Swap Contracts at Notional Amount	$ 10,050,833
Foreign Currency Contracts Purchased at Contract Amount	$ 554,757
Foreign Currency Contracts Sold at Contract Amount	$ 31,906,617
230

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Inflation Plus Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 3,316,839	$ —	$ —	$ —	$ —	$ 3,316,839
Unrealized appreciation on foreign currency contracts	—	484,670	—	—	—	484,670
Unrealized appreciation on swap contracts(2)	6,957,724	—	—	—	—	6,957,724
Total	$ 10,274,563	$ 484,670	$ —	$ —	$ —	$ 10,759,233
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 4,672,597	$ —	$ —	$ —	$ —	$ 4,672,597
Unrealized depreciation on bond forward contracts	108,152	—	—	—	—	108,152
Unrealized depreciation on foreign currency contracts	—	327,136	—	—	—	327,136
Unrealized depreciation on swap contracts(2)	941,767	—	159,921	—	—	1,101,688
Total	$ 5,722,516	$ 327,136	$ 159,921	$ —	$ —	$ 6,209,573

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (693,804)	$ —	$ —	$ —	$ —	$ (693,804)
Net realized gain (loss) on swap contracts	716,319	—	43,758	—	—	760,077
Net realized gain (loss) on foreign currency contracts	—	1,054,756	—	—	—	1,054,756
Total	$ 22,515	$ 1,054,756	$ 43,758	$ —	$ —	$ 1,121,029
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (1,185,338)	$ —	$ —	$ —	$ —	$ (1,185,338)
Net change in unrealized appreciation (depreciation) of swap contracts	3,134,427	—	(160,029)	—	—	2,974,398
Net change in unrealized appreciation (depreciation) of bond forward contracts	103,907	—	—	—	—	103,907
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(77,946)	—	—	—	(77,946)
Total	$ 2,052,996	$ (77,946)	$ (160,029)	$ —	$ —	$ 1,815,021
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	869
Futures Contracts Number of Short Contracts	(493)
Swap Contracts at Notional Amount	$ 321,346,233
Bond Forward Contracts at Notional Amount	$ 62,010,023
Foreign Currency Contracts Purchased at Contract Amount	$ 29,166,805
Foreign Currency Contracts Sold at Contract Amount	$ 47,393,486
231

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Short Duration Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 10,368,929	$ —	$ —	$ —	$ —	$ 10,368,929
Unrealized appreciation on foreign currency contracts	—	575,388	—	—	—	575,388
Total	$ 10,368,929	$ 575,388	$ —	$ —	$ —	$ 10,944,317
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 6,466,905	$ —	$ —	$ —	$ —	$ 6,466,905
Unrealized depreciation on foreign currency contracts	—	17,398	—	—	—	17,398
Total	$ 6,466,905	$ 17,398	$ —	$ —	$ —	$ 6,484,303

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 3,498,711	$ —	$ —	$ —	$ —	$ 3,498,711
Net realized gain (loss) on foreign currency contracts	—	3,814,437	—	—	—	3,814,437
Total	$ 3,498,711	$ 3,814,437	$ —	$ —	$ —	$ 7,313,148
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 1,692,557	$ —	$ —	$ —	$ —	$ 1,692,557
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	381,586	—	—	—	381,586
Total	$ 1,692,557	$ 381,586	$ —	$ —	$ —	$ 2,074,143
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,628
Futures Contracts Number of Short Contracts	(1,959)
Foreign Currency Contracts Purchased at Contract Amount	$ 2,406,971
Foreign Currency Contracts Sold at Contract Amount	$ 46,485,631
232

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Strategic Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 12,156,343	$ —	$ —	$ —	$ —	$ 12,156,343
Unrealized appreciation on foreign currency contracts	—	33,651,207	—	—	—	33,651,207
Unrealized appreciation on swap contracts(2)	—	—	1,036,728	—	—	1,036,728
Total	$ 12,156,343	$ 33,651,207	$ 1,036,728	$ —	$ —	$ 46,844,278
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 21,527,104	$ —	$ —	$ —	$ —	$ 21,527,104
Unrealized depreciation on foreign currency contracts	—	2,718,428	—	—	—	2,718,428
Written options, market value	7,104,615	—	—	—	—	7,104,615
Unrealized depreciation on swap contracts(2)	—	—	1,742,658	—	—	1,742,658
Total	$ 28,631,719	$ 2,718,428	$ 1,742,658	$ —	$ —	$ 33,092,805

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (13,674,855)	$ —	$ —	$ —	$ —	$ (13,674,855)
Net realized gain (loss) on written options contracts	15,063,858	—	—	—	—	15,063,858
Net realized gain (loss) on swap contracts	3,942,579	—	(15,477,177)	—	—	(11,534,598)
Net realized gain (loss) on foreign currency contracts	—	37,363,125	—	—	—	37,363,125
Total	$ 5,331,582	$ 37,363,125	$ (15,477,177)	$ —	$ —	$ 27,217,530
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ 1,809,592	$ —	$ —	$ —	$ —	$ 1,809,592
Net change in unrealized appreciation (depreciation) of futures contracts	(9,210,232)	—	—	—	—	(9,210,232)
Net change in unrealized appreciation (depreciation) of written options contracts	(1,389,615)	—	—	—	—	(1,389,615)
Net change in unrealized appreciation (depreciation) of swap contracts	3,992,514	—	(795,856)	—	—	3,196,658
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	22,421,980	—	—	—	22,421,980
Total	$ (4,797,741)	$ 22,421,980	$ (795,856)	$ —	$ —	$ 16,828,383
233

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Strategic Income Fund – (continued)

For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 44,255,000
Futures Contracts Number of Long Contracts	6,172
Futures Contracts Number of Short Contracts	(2,228)
Written Options at Notional Amount	$ (395,186,667)
Swap Contracts at Notional Amount	$ 168,021,944
Foreign Currency Contracts Purchased at Contract Amount	$ 23,127,112
Foreign Currency Contracts Sold at Contract Amount	$ 667,052,520
Total Return Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 36,328,297	$ —	$ —	$ —	$ —	$ 36,328,297
Unrealized appreciation on foreign currency contracts	—	5,667,682	—	—	—	5,667,682
Unrealized appreciation on swap contracts(2)	2,389,128	—	438,882	—	—	2,828,010
Total	$ 38,717,425	$ 5,667,682	$ 438,882	$ —	$ —	$ 44,823,989
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 7,089,220	$ —	$ —	$ —	$ —	$ 7,089,220
Unrealized depreciation on foreign currency contracts	—	1,379,078	—	—	—	1,379,078
Written options, market value	2,663,223	—	—	—	—	2,663,223
Unrealized depreciation on swap contracts(2)	—	—	610,823	—	—	610,823
Total	$ 9,752,443	$ 1,379,078	$ 610,823	$ —	$ —	$ 11,742,344

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

234

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Total Return Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 31,943,232	$ —	$ —	$ —	$ —	$ 31,943,232
Net realized gain (loss) on written options contracts	34,136	—	—	—	—	34,136
Net realized gain (loss) on swap contracts	(85,755)	—	(3,936,534)	—	—	(4,022,289)
Net realized gain (loss) on foreign currency contracts	—	9,359,792	—	—	—	9,359,792
Total	$ 31,891,613	$ 9,359,792	$ (3,936,534)	$ —	$ —	$ 37,314,871
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ 2,957,015	$ —	$ —	$ —	$ —	$ 2,957,015
Net change in unrealized appreciation (depreciation) of futures contracts	21,517,896	—	—	—	—	21,517,896
Net change in unrealized appreciation (depreciation) of written options contracts	(1,398,849)	—	—	—	—	(1,398,849)
Net change in unrealized appreciation (depreciation) of swap contracts	2,617,643	—	1,358,395	—	—	3,976,038
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	974,826	—	—	—	974,826
Total	$ 25,693,705	$ 974,826	$ 1,358,395	$ —	$ —	$ 28,026,926
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 107,133,333
Futures Contracts Number of Long Contracts	2,711
Futures Contracts Number of Short Contracts	(4,515)
Written Options at Notional Amount	$ (688,230,000)
Swap Contracts at Notional Amount	$ 58,334,551
Foreign Currency Contracts Purchased at Contract Amount	$ 7,161,689
Foreign Currency Contracts Sold at Contract Amount	$ 141,758,770
235

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

World Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ —	$ 1,216,537	$ —	$ 203,450	$ —	$ 1,419,987
Unrealized appreciation on futures contracts(1)	17,836,290	—	—	—	—	17,836,290
Unrealized appreciation on foreign currency contracts	—	182,399,121	—	—	—	182,399,121
Unrealized appreciation on swap contracts(2)	26,263,363	—	1,666,464	—	—	27,929,827
Total	$ 44,099,653	$ 183,615,658	$ 1,666,464	$ 203,450	$ —	$ 229,585,225
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 17,287,199	$ —	$ —	$ —	$ —	$ 17,287,199
Unrealized depreciation on foreign currency contracts	—	87,593,621	—	—	—	87,593,621
Written options, market value	—	6,548,840	—	101,725	—	6,650,565
Unrealized depreciation on swap contracts(2)	43,617,020	—	977,324	—	—	44,594,344
Total	$ 60,904,219	$ 94,142,461	$ 977,324	$ 101,725	$ —	$ 156,125,729

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ (1,657,397)	$ (876,071)	$ —	$ —	$ —	$ (2,533,468)
Net realized gain (loss) on futures contracts	43,049,466	—	—	—	—	43,049,466
Net realized gain (loss) on written options contracts	(353,823)	3,763,852	—	—	—	3,410,029
Net realized gain (loss) on swap contracts	(16,753,955)	—	(362,938)	—	—	(17,116,893)
Net realized gain (loss) on foreign currency contracts	—	55,973,477	—	—	—	55,973,477
Total	$ 24,284,291	$ 58,861,258	$ (362,938)	$ —	$ —	$ 82,782,611
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ —	$ (152,605)	$ —	$ (465,860)	$ —	$ (618,465)
Net change in unrealized appreciation (depreciation) of futures contracts	(1,081,860)	—	—	—	—	(1,081,860)
Net change in unrealized appreciation (depreciation) of written options contracts	—	(4,666,177)	—	195,353	—	(4,470,824)
Net change in unrealized appreciation (depreciation) of swap contracts	(6,784,570)	—	502,780	—	—	(6,281,790)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	119,406,562	—	—	—	119,406,562
Total	$ (7,866,430)	$ 114,587,780	$ 502,780	$ (270,507)	$ —	$ 106,953,623
236

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

World Bond Fund – (continued)

For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 76,697,767
Futures Contracts Number of Long Contracts	4,334
Futures Contracts Number of Short Contracts	(11,412)
Written Options at Notional Amount	$ (152,668,892)
Swap Contracts at Notional Amount	$ 404,285,655,130
Foreign Currency Contracts Purchased at Contract Amount	$ 3,507,563,135
Foreign Currency Contracts Sold at Contract Amount	$ 5,641,205,827
g)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2022:

Emerging Markets Local Debt Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 1,526,942	$ (2,180,187)
Futures contracts	273,984	(69,190)
Purchased options	235,178	—
Swap contracts	341,585	(429,989)
Written options	—	(334,437)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,377,689	(3,013,803)
Derivatives not subject to a MNA	(558,248)	448,637
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 1,819,441	$ (2,565,166)

237

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 26,780	$ (25,549)	$ —	$ —	$ 1,231
Bank of Montreal	6,558	(6,558)	—	—	—
Barclays	9,597	(9,597)	—	—	—
BNP Paribas Securities Services	135,662	(135,662)	—	—	—
Citibank NA	249,028	(249,028)	—	—	—
Commonwealth Bank of Australia	6,388	(5,791)	—	—	597
Deutsche Bank Securities, Inc.	433,952	(433,952)	—	—	—
Goldman Sachs & Co.	319,236	(319,236)	—	—	—
JP Morgan Chase & Co.	22,999	(22,999)	—	—	—
Morgan Stanley	484,290	(438,540)	—	(45,750)	—
RBC Dominion Securities, Inc.	28,522	(6,776)	—	—	21,746
RBS Greenwich Capital	4,061	(4,061)	—	—	—
Societe Generale Group	1,054	(1,054)	—	—	—
Standard Chartered Bank	39,944	(39,944)	—	—	—
State Street Global Markets LLC	962	(962)	—	—	—
Toronto-Dominion Bank	38,627	(38,470)	—	—	157
UBS AG	11,441	(11,441)	—	—	—
Westpac International	340	(340)	—	—	—
Total	$ 1,819,441	$ (1,749,960)	$ —	$ (45,750)	$ 23,731

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (25,549)	$ 25,549	$ —	$ —	$ —
Bank of Montreal	(27,016)	6,558	—	—	(20,458)
Barclays	(44,055)	9,597	—	—	(34,458)
BNP Paribas Securities Services	(348,158)	135,662	—	—	(212,496)
Citibank NA	(368,070)	249,028	—	119,042	—
Commonwealth Bank of Australia	(5,791)	5,791	—	—	—
Deutsche Bank Securities, Inc.	(486,765)	433,952	—	—	(52,813)
Goldman Sachs & Co.	(467,382)	319,236	—	—	(148,146)
JP Morgan Chase & Co.	(153,208)	22,999	—	—	(130,209)
Merrill Lynch International	(7,590)	—	—	—	(7,590)
Morgan Stanley	(438,540)	438,540	—	—	—
RBC Dominion Securities, Inc.	(6,776)	6,776	—	—	—
RBS Greenwich Capital	(27,251)	4,061	—	—	(23,190)
Societe Generale Group	(8,222)	1,054	—	—	(7,168)
Standard Chartered Bank	(83,886)	39,944	—	—	(43,942)
State Street Global Markets LLC	(2,883)	962	—	—	(1,921)
Toronto-Dominion Bank	(38,470)	38,470	—	—	—
UBS AG	(22,554)	11,441	—	—	(11,113)
Westpac International	(3,000)	340	—	—	(2,660)
Total	$ (2,565,166)	$ 1,749,960	$ —	$ 119,042	$ (696,164)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 2,937,323	$ —
Swap contracts	—	(1,324,915)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,937,323	(1,324,915)
Derivatives not subject to a MNA	—	143,406
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 2,937,323	$ (1,181,509)

238

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 2,767,408	$ —	$ —	$ —	$ 2,767,408
Commonwealth Bank of Australia	35,732	—	—	—	35,732
Deutsche Bank Securities, Inc.	134,183	—	—	—	134,183
Total	$ 2,937,323	$ —	$ —	$ —	$ 2,937,323

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Morgan Stanley	$ (1,181,509)	$ —	$ —	$ 510,000	$ (671,509)
Total	$ (1,181,509)	$ —	$ —	$ 510,000	$ (671,509)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate High Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 628,050	$ —
Swap contracts	—	(270,572)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	628,050	(270,572)
Derivatives not subject to a MNA	—	32,507
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 628,050	$ (238,065)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 580,664	$ —	$ —	$ —	$ 580,664
Commonwealth Bank of Australia	12,316	—	—	—	12,316
Deutsche Bank Securities, Inc.	35,070	—	—	—	35,070
Total	$ 628,050	$ —	$ —	$ —	$ 628,050

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Morgan Stanley	$ (238,065)	$ —	$ —	$ 238,065	$ —
Total	$ (238,065)	$ —	$ —	$ 238,065	$ —

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 245,170	$ —
Futures contracts	301,614	—
Swap contracts	—	(74,746)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	546,784	(74,746)
Derivatives not subject to a MNA	(301,614)	74,746
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 245,170	$ —

239

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 232,370	$ —	$ —	$ —	$ 232,370
Deutsche Bank Securities, Inc.	12,800	—	—	—	12,800
Total	$ 245,170	$ —	$ —	$ —	$ 245,170

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund
Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	—	(108,152)
Foreign currency contracts	$ 484,670	$ (327,136)
Futures contracts	3,316,839	(4,672,597)
Swap contracts	6,957,724	(1,101,688)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	10,759,233	(6,209,573)
Derivatives not subject to a MNA	(4,564,691)	5,774,285
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 6,194,542	$ (435,288)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 2,011,209	$ (163,112)	$ —	$ —	$ 1,848,097
Barclays	220,905	—	—	—	220,905
Canadian Imperial Bank of Commerce	30,791	—	—	—	30,791
Citibank NA	3,707,982	(82,282)	—	(3,625,700)	—
Goldman Sachs & Co.	204,681	(36,465)	—	(110,000)	58,216
Morgan Stanley	18,974	(18,974)	—	—	—
Total	$ 6,194,542	$ (300,833)	$ —	$ (3,735,700)	$ 2,158,009

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (163,112)	$ 163,112	$ —	$ —	$ —
Citibank NA	(82,282)	82,282	—	—	—
Goldman Sachs & Co.	(36,465)	36,465	—	—	—
Morgan Stanley	(71,757)	18,974	—	52,783	—
RBC Dominion Securities, Inc.	(1,633)	—	—	—	(1,633)
State Street Global Markets LLC	(80,039)	—	—	—	(80,039)
Total	$ (435,288)	$ 300,833	$ —	$ 52,783	$ (81,672)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Short Duration Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 575,388	$ (17,398)
Futures contracts	10,368,929	(6,466,905)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	10,944,317	(6,484,303)
Derivatives not subject to a MNA	(10,368,929)	6,466,905
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 575,388	$ (17,398)

240

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 463,612	$ (17,398)	$ —	$ —	$ 446,214
UBS AG	111,776	—	—	—	111,776
Total	$ 575,388	$ (17,398)	$ —	$ —	$ 557,990

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (17,398)	$ 17,398	$ —	$ —	$ —
Total	$ (17,398)	$ 17,398	$ —	$ —	$ —

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Strategic Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 33,651,207	$ (2,718,428)
Futures contracts	12,156,343	(21,527,104)
Swap contracts	1,036,728	(1,742,658)
Written options	—	(7,104,615)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	46,844,278	(33,092,805)
Derivatives not subject to a MNA	(13,193,071)	22,950,212
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 33,651,207	$ (10,142,593)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 8,278,540	$ (3,993,112)	$ —	$ —	$ 4,285,428
Bank of Montreal	1,870	—	—	—	1,870
Barclays	4,212,087	(28,112)	—	—	4,183,975
BNP Paribas Securities Services	850,081	(35,477)	—	—	814,604
Canadian Imperial Bank of Commerce	109,459	—	—	—	109,459
Citibank NA	127,691	(127,691)	—	—	—
Commonwealth Bank of Australia	151,320	(31,937)	—	—	119,383
Deutsche Bank Securities, Inc.	7,634,448	(41,657)	—	—	7,592,791
Goldman Sachs & Co.	151,674	(151,674)	—	—	—
JP Morgan Chase & Co.	2,070,713	(50,670)	—	—	2,020,043
Morgan Stanley	7,449,182	(140,899)	—	—	7,308,283
RBC Dominion Securities, Inc.	21,499	(14,562)	—	—	6,937
Societe Generale Group	2,392	—	—	—	2,392
Standard Chartered Bank	972,962	(130,092)	—	—	842,870
State Street Global Markets LLC	987,305	(91,394)	—	—	895,911
Toronto-Dominion Bank	398,510	(2,541)	—	—	395,969
UBS AG	81,021	(17,640)	—	—	63,381
Westpac International	150,453	(34)	—	—	150,419
Total	$ 33,651,207	$ (4,857,492)	$ —	$ —	$ 28,793,715

241

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (3,993,112)	$ 3,993,112	$ —	$ —	$ —
Barclays	(28,112)	28,112	—	—	—
BNP Paribas Securities Services	(35,477)	35,477	—	—	—
Citibank NA	(206,447)	127,691	—	—	(78,756)
Commonwealth Bank of Australia	(31,937)	31,937	—	—	—
Credit Suisse International	(183,427)	—	—	—	(183,427)
Deutsche Bank Securities, Inc.	(41,657)	41,657	—	—	—
Goldman Sachs & Co.	(5,118,300)	151,674	2,166,222	—	(2,800,404)
JP Morgan Chase & Co.	(50,670)	50,670	—	—	—
Morgan Stanley	(140,899)	140,899	—	—	—
RBC Dominion Securities, Inc.	(14,562)	14,562	—	—	—
RBS Greenwich Capital	(56,292)	—	—	—	(56,292)
Standard Chartered Bank	(130,092)	130,092	—	—	—
State Street Global Markets LLC	(91,394)	91,394	—	—	—
Toronto-Dominion Bank	(2,541)	2,541	—	—	—
UBS AG	(17,640)	17,640	—	—	—
Westpac International	(34)	34	—	—	—
Total	$ (10,142,593)	$ 4,857,492	$ 2,166,222	$ —	$ (3,118,879)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 5,667,682	$ (1,379,078)
Futures contracts	36,328,297	(7,089,220)
Swap contracts	2,828,010	(610,823)
Written options	—	(2,663,223)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	44,823,989	(11,742,344)
Derivatives not subject to a MNA	(39,156,307)	7,095,548
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 5,667,682	$ (4,646,796)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 101,782	$ (84,907)	$ —	$ —	$ 16,875
Deutsche Bank Securities, Inc.	5,413,379	—	—	—	5,413,379
Morgan Stanley	152,521	(152,521)	—	—	—
Total	$ 5,667,682	$ (237,428)	$ —	$ —	$ 5,430,254

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (29,758)	$ —	$ —	$ —	$ (29,758)
Barclays	(84,907)	84,907	—	—	—
Citibank NA	(859,877)	—	226,656	—	(633,221)
Credit Suisse International	(263,983)	—	—	—	(263,983)
Goldman Sachs & Co.	(2,835,671)	—	1,183,760	—	(1,651,911)
JP Morgan Chase & Co.	(15,705)	—	—	—	(15,705)
Morgan Stanley	(253,875)	152,521	101,354	—	—
NatWest Markets Plc	(83,773)	—	—	—	(83,773)
Standard Chartered Bank	(126,593)	—	—	—	(126,593)
State Street Global Markets LLC	(92,654)	—	—	—	(92,654)
Total	$ (4,646,796)	$ 237,428	$ 1,511,770	$ —	$ (2,897,598)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

242

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

World Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 182,399,121	$ (87,593,621)
Futures contracts	17,836,290	(17,287,199)
Purchased options	1,419,987	—
Swap contracts	27,929,827	(44,594,344)
Written options	—	(6,650,565)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	229,585,225	(156,125,729)
Derivatives not subject to a MNA	(44,778,925)	59,504,414
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 184,806,300	$ (96,621,315)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 5,476,216	$ (5,476,216)	$ —	$ —	$ —
Barclays	37,134,885	(10,690,530)	(3,644,732)	—	22,799,623
BNP Paribas Securities Services	8,982,234	(8,982,234)	—	—	—
Canadian Imperial Bank of Commerce	6,184	(6,184)	—	—	—
Citibank NA	7,541,414	(7,541,414)	—	—	—
Commonwealth Bank of Australia	18,906	—	—	—	18,906
Credit Suisse International	511,243	—	—	—	511,243
Deutsche Bank Securities, Inc.	502,911	(502,911)	—	—	—
Goldman Sachs & Co.	2,522,478	(2,522,478)	—	—	—
JP Morgan Chase & Co.	29,572,573	(19,806,731)	—	—	9,765,842
Morgan Stanley	53,898,584	(11,956,276)	—	—	41,942,308
RBC Dominion Securities, Inc.	723,025	(459,061)	—	—	263,964
Standard Chartered Bank	507,161	(507,161)	—	—	—
State Street Global Markets LLC	7,458,331	(3,084,526)	—	—	4,373,805
Toronto-Dominion Bank	20,463,065	(3,189,194)	—	—	17,273,871
UBS AG	9,487,090	(4,299,428)	—	—	5,187,662
Total	$ 184,806,300	$ (79,024,344)	$ (3,644,732)	$ —	$ 102,137,224

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (7,775,305)	$ 5,476,216	$ —	$ —	$ (2,299,089)
Barclays	(10,690,530)	10,690,530	—	—	—
BNP Paribas Securities Services	(18,140,348)	8,982,234	—	—	(9,158,114)
Canadian Imperial Bank of Commerce	(106,214)	6,184	—	—	(100,030)
Citibank NA	(7,838,710)	7,541,414	—	—	(297,296)
Deutsche Bank Securities, Inc.	(1,084,001)	502,911	—	—	(581,090)
Goldman Sachs & Co.	(6,942,637)	2,522,478	—	—	(4,420,159)
JP Morgan Chase & Co.	(19,806,731)	19,806,731	—	—	—
Morgan Stanley	(11,956,276)	11,956,276	—	—	—
RBC Dominion Securities, Inc.	(459,061)	459,061	—	—	—
Standard Chartered Bank	(1,248,354)	507,161	—	—	(741,193)
State Street Global Markets LLC	(3,084,526)	3,084,526	—	—	—
Toronto-Dominion Bank	(3,189,194)	3,189,194	—	—	—
UBS AG	(4,299,428)	4,299,428	—	—	—
Total	$ (96,621,315)	$ 79,024,344	$ —	$ —	$ (17,596,971)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
243

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
The use of certain London Interbank Offered Rates (collectively, “LIBOR”) was generally phased out by the end of 2021, and some regulated entities (such as banks) have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. However, it is expected that the most widely used tenors of U.S. LIBOR may continue to be provided on a representative basis until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct
244

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2022. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2021 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Local Debt Fund	$ 18,731,307	$ 51,686,900
Floating Rate Fund	21,597,887	430,769,528
Floating Rate High Income Fund	—	55,337,210
High Yield Fund	—	17,753,581
Inflation Plus Fund	—	49,258,070
Municipal Opportunities Fund	1,815,386	—
Municipal Short Duration Fund	2,863	7,451
Short Duration Fund	233,108	—
Strategic Income Fund*	3,358,643	1,042,695

*	Future utilization of losses are subject to limitation under current tax laws.
The Sustainable Municipal Bond Fund, Total Return Bond Fund and World Bond Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2021.
During the year ended October 31, 2021, Emerging Markets Local Debt Fund utilized $510,738, Floating Rate Fund utilized $24,898,472, Floating Rate High Income Fund utilized $5,773,723, High Yield Fund utilized $6,679,407, Inflation Plus Fund utilized $18,515,390, Short Duration Fund utilized $10,798,816, Strategic Income Fund utilized $1,041,138, Sustainable Municipal Bond Fund utilized $27,478, and World Bond Fund utilized $7,643,233 of prior year capital loss carryforwards.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2022 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Local Debt Fund	$ 69,939,079	$ 2,587,660	$ (12,702,409)	$ (10,114,749)
Floating Rate Fund	2,643,639,773	10,809,735	(109,897,335)	(99,087,600)
Floating Rate High Income Fund	590,353,996	1,895,344	(20,562,051)	(18,666,707)
High Yield Fund	432,667,502	4,080,544	(36,140,699)	(32,060,155)
Inflation Plus Fund	614,591,350	16,979,014	(37,473,801)	(20,494,787)
Municipal Opportunities Fund	1,924,005,766	8,495,525	(100,321,552)	(91,826,027)
Municipal Short Duration Fund	45,566,702	17,124	(1,880,702)	(1,863,578)
Short Duration Fund	2,086,225,773	12,276,264	(105,505,078)	(93,228,814)
Strategic Income Fund	3,407,611,684	61,042,798	(384,397,581)	(323,354,783)
Sustainable Municipal Bond Fund	123,192,568	286,164	(8,068,747)	(7,782,583)
Total Return Bond Fund	4,293,192,242	51,716,091	(356,407,663)	(304,691,572)
World Bond Fund	3,584,528,410	232,428,300	(400,413,760)	(167,985,460)
245

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

7.	Expenses:
a)	Investment Management Agreement – Hartford Funds Management Company, LLC ("HFMC") serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2022; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Emerging Markets Local Debt Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% over $1 billion
Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Floating Rate High Income Fund	0.7000% on first $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
High Yield Fund	0.5000% on first $1 billion and;
0.4500% on next $4 billion and;
0.4400% on next $5 billion and;
0.4350% over $10 billion
Inflation Plus Fund	0.3900% on first $500 million and;
0.3800% on next $500 million and;
0.3750% on next $1.5 billion and;
0.3700% on next $2.5 billion and;
0.3675% on next $5 billion and;
0.3650% over $10 billion
Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Short Duration Fund	0.4100% on the first $500 million and;
0.3700% on the next $500 million and;
0.3650% on the next $1.5 billion and;
0.3600% on the next $2.5 billion and;
0.3500% on the next $5 billion and;
0.3400% over $10 billion
Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion
246

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Fund	Management Fee Rates
Sustainable Municipal Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Total Return Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2600% on next $4 billion and;
0.2500% over $5 billion
World Bond Fund	0.6800% on first $250 million and;
0.6300% on next $250 million and;
0.5800% on next $2 billion and;
0.5300% on next $2.5 billion and;
0.4750% on next $5 billion and;
0.4500% over $10 billion
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2022, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), through February 28, 2023 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.48%	1.18%	0.88%	N/A	0.88%	0.83%
Floating Rate Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
Floating Rate High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.78%	0.75%
High Yield Fund	0.95%	1.75%	0.69%	1.27%	0.97%	0.67%	0.55%	0.66%	0.55%
Inflation Plus Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Short Duration Fund(1)	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	0.75%	N/A
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Total Return Bond Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A

(1)	Expense limitation arrangements described above for certain classes of shares of each of Floating Rate Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund extend beyond February 28, 2023. Please see the Funds’ statement of additional information for more information.
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2022, these amounts, if any, are included in the Statements of Operations.
247

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.26%	1.18%	0.88%	N/A	0.88%	0.83%
Floating Rate Fund	1.00%	1.75%	0.72%	1.25%	1.00%	0.76%	N/A	0.72%	0.65%
Floating Rate High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.78%	0.75%
High Yield Fund	0.95%	1.73%	0.69%	1.27%	0.97%	0.67%	0.55%	0.66%	0.55%
Inflation Plus Fund	0.84%	1.57%	0.55%	1.17%	0.87%	0.57%	N/A	0.56%	0.45%
Municipal Opportunities Fund	0.66%	1.42%	0.43%	N/A	N/A	N/A	N/A	0.43%	0.34%
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Short Duration Fund	0.77%	1.52%	0.49%	0.93%	0.72%	0.53%	0.42%	0.53%	0.42%
Strategic Income Fund	0.91%	1.63%	0.63%	1.23%	0.92%	0.64%	0.53%	0.63%	0.53%
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Total Return Bond Fund	0.68%	1.51%	0.39%	1.03%	0.69%	0.44%	0.32%	0.38%	0.32%
World Bond Fund	1.00%	1.74%	0.73%	1.33%	1.01%	0.73%	0.62%	0.73%	0.62%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2022, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Emerging Markets Local Debt Fund	$ 517	$ 134
Floating Rate Fund	144,036	39,582
Floating Rate High Income Fund	66,198	2,132
High Yield Fund	194,078	989
Inflation Plus Fund	149,814	1,820
Municipal Opportunities Fund	256,495	20,403
Municipal Short Duration Fund	18,992	373
Short Duration Fund	467,063	62,068
Strategic Income Fund	198,575	19,446
Sustainable Municipal Bond Fund	14,571	519
Total Return Bond Fund	629,510	3,917
World Bond Fund	126,384	2,679
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2022, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other
248

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Emerging Markets Local Debt Fund	$ 27
Floating Rate Fund	1,017
Floating Rate High Income Fund	216
High Yield Fund	203
Inflation Plus Fund	258
Municipal Opportunities Fund	968
Municipal Short Duration Fund	24
Short Duration Fund	968
Strategic Income Fund	1,509
Sustainable Municipal Bond Fund	57
Total Return Bond Fund	1,559
World Bond Fund	1,797
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
From November 1, 2021 through February 28, 2022, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class A shares of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class A
Inflation Plus Fund	0.15%
Short Duration Fund	0.12%
Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
249

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

For the six-month period ended April 30, 2022, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	0.21%	0.22%	0.12%	0.22%	0.17%	0.12%	N/A	0.10%	0.00% *
Floating Rate Fund	0.10%	0.10%	0.07%	0.20%	0.17%	0.11%	N/A	0.08%	0.00% *
Floating Rate High Income Fund	0.11%	0.11%	0.08%	0.22%	0.16%	0.11%	N/A	0.09%	0.00% *
High Yield Fund	0.16%	0.16%	0.14%	0.22%	0.17%	0.12%	—	0.11%	0.00% *
Inflation Plus Fund	0.14%	0.12%	0.10%	0.22%	0.17%	0.12%	N/A	0.11%	0.00% *
Municipal Opportunities Fund	0.06%	0.08%	0.09%	N/A	N/A	N/A	N/A	0.09%	0.00% *
Municipal Short Duration Fund	0.04%	0.11%	0.07%	N/A	N/A	N/A	N/A	N/A	0.00% *
Short Duration Fund	0.11%	0.10%	0.08%	0.22%	0.05%	0.12%	0.00% *	0.11%	0.00% *
Strategic Income Fund	0.13%	0.10%	0.10%	0.20%	0.14%	0.11%	0.00% *	0.10%	0.00% *
Sustainable Municipal Bond Fund	0.05%	0.12%	0.14%	N/A	N/A	N/A	N/A	N/A	0.00% *
Total Return Bond Fund	0.11%	0.19%	0.07%	0.22%	0.17%	0.12%	0.00% *	0.06%	0.00% *
World Bond Fund	0.14%	0.13%	0.11%	0.21%	0.14%	0.11%	0.00% *	0.11%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of the Floating Rate Fund, the Floating Rate High Income Fund, and the High Yield Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
250

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan; the collateral posted by the borrower; and the net amount, if any, due from the borrower in the event of default as of April 30, 2022.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Collateral Posted by Borrower(1)	Net Amount(2)
Emerging Markets Local Debt Fund	$ 332,891	$ (332,891)	$ —
Inflation Plus Fund	190,297	(190,297)	—
Municipal Opportunities Fund	—	—	—
Municipal Short Duration Fund	—	—	—
Short Duration Fund	711,338	(711,338)	—
Strategic Income Fund	32,384,489	(32,384,489)	—
Sustainable Municipal Bond Fund	—	—	—
Total Return Bond Fund	7,395,375	(7,395,375)	—
World Bond Fund	6,465,821	(6,465,821)	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned. Collateral received in excess or in deficit of the market value is not presented in this table.
(2)	Net amount represents the net amount receivable due from the borrower in the event of default.
9.	Secured Borrowings:
The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.
Certain Transfers Accounted For As Secured Borrowings
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Emerging Markets Local Debt Fund
Securities Lending Transactions(1)
Corporate Bonds	$ 340,440	$ —	$ —	$ —	$ 340,440
Total Borrowings	$ 340,440	$ —	$ —	$ —	$ 340,440
Gross amount of recognized liabilities for securities lending transactions					$ 340,440
Inflation Plus Fund
Securities Lending Transactions(1)
Convertible Bonds	$ 136,955	$ —	$ —	$ —	$ 136,955
Corporate Bonds	60,430	—	—	—	60,430
Total Borrowings	$ 197,385	$ —	$ —	$ —	$ 197,385
Gross amount of recognized liabilities for securities lending transactions					$ 197,385
Short Duration Fund
Securities Lending Transactions(1)
Corporate Bonds	$ 734,332	$ —	$ —	$ —	$ 734,332
Total Borrowings	$ 734,332	$ —	$ —	$ —	$ 734,332
Gross amount of recognized liabilities for securities lending transactions					$ 734,332
Strategic Income Fund
Securities Lending Transactions(1)
Convertible Bonds	$ 45,602	$ —	$ —	$ —	$ 45,602
Convertible Preferred Stocks	33,592,012	—	—	—	33,592,012
Corporate Bonds	124,395	—	—	—	124,395
Foreign Government Obligations	10,086	—	—	—	10,086
Total Borrowings	$ 33,772,095	$ —	$ —	$ —	$ 33,772,095
Gross amount of recognized liabilities for securities lending transactions					$ 33,772,095
251

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Total Return Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$ 7,480,684	$ —	$ —	$ —	$ 7,480,684
Foreign Government Obligations	159,672	—	—	—	159,672
Total Borrowings	$ 7,640,356	$ —	$ —	$ —	$ 7,640,356
Gross amount of recognized liabilities for securities lending transactions					$ 7,640,356
World Bond Fund
Securities Lending Transactions(1)
Convertible Bonds	$ 23,382	$ —	$ —	$ —	$ 23,382
Corporate Bonds	6,675,486	—	—	—	6,675,486
Total Borrowings	$ 6,698,868	$ —	$ —	$ —	$ 6,698,868
Gross amount of recognized liabilities for securities lending transactions					$ 6,698,868

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.
10.	Affiliate Holdings:
As of April 30, 2022, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	—	—	—	100%	25%	100%	N/A	—	—
High Yield Fund	—	—	—	—	—	—	97%	—	—
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*
Short Duration Fund	—	—	—	—	—	—	1%	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	—	—	—	0%*	0%*	0%*	N/A	—	—
High Yield Fund	—	—	—	—	—	—	0%*	—	—
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*
Short Duration Fund	—	—	—	—	—	—	0%*	—	—

*	Percentage rounds to zero.
As of April 30, 2022, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
High Yield Fund	2%
Inflation Plus Fund	18%
Strategic Income Fund	4%
Total Return Bond Fund	1%
World Bond Fund	3%

*	As of April 30, 2022, affiliated funds of funds and the 529 plan were invested in Class F shares.
252

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

11.	Investment Transactions:
For the six-month period ended April 30, 2022, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Emerging Markets Local Debt Fund	$ 26,316,924	$ 19,376,166	$ —	$ —	$ 26,316,924	$ 19,376,166
Floating Rate Fund	791,914,343	509,019,770	—	—	791,914,343	509,019,770
Floating Rate High Income Fund	229,423,958	136,444,429	—	—	229,423,958	136,444,429
High Yield Fund	100,871,610	113,097,519	—	—	100,871,610	113,097,519
Inflation Plus Fund	41,698,288	28,110,227	121,380,751	100,673,894	163,079,039	128,784,121
Municipal Opportunities Fund	731,907,969	470,062,736	2,963,077	2,513	734,871,046	470,065,249
Municipal Short Duration Fund	19,234,884	6,855,720	—	—	19,234,884	6,855,720
Short Duration Fund	212,386,812	289,617,007	9,946,875	19,657,915	222,333,687	309,274,922
Strategic Income Fund	604,453,591	811,960,049	78,278,766	187,288,316	682,732,357	999,248,365
Sustainable Municipal Bond Fund	20,173,159	32,052,759	591,595	502	20,764,754	32,053,261
Total Return Bond Fund	431,139,777	429,556,136	489,848,504	385,302,602	920,988,281	814,858,738
World Bond Fund	1,328,582,391	1,993,151,546	29,061,643	78,645,188	1,357,644,034	2,071,796,734
12.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2022 and the year ended October 31, 2021:

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Emerging Markets Local Debt Fund
Class A
Shares Sold	51,098	$ 268,039	457,896	$ 2,565,221
Shares Issued for Reinvested Dividends	20,336	104,318	23,448	132,075
Shares Redeemed	(88,077)	(444,821)	(563,759)	(3,170,715)
Net Increase (Decrease)	(16,643)	(72,464)	(82,415)	(473,419)
Class C
Shares Sold	1,915	$ 10,127	64,826	$ 372,614
Shares Issued for Reinvested Dividends	6,068	31,386	8,134	45,865
Shares Redeemed	(137,609)	(704,098)	(77,167)	(444,880)
Net Increase (Decrease)	(129,626)	(662,585)	(4,207)	(26,401)
Class I
Shares Sold	679,613	$ 3,490,488	1,235,312	$ 6,971,915
Shares Issued for Reinvested Dividends	42,312	215,900	60,402	338,202
Shares Redeemed	(1,025,798)	(5,260,418)	(1,188,421)	(6,664,914)
Net Increase (Decrease)	(303,873)	(1,554,030)	107,293	645,203
Class R3
Shares Issued for Reinvested Dividends	53	$ 275	59	$ 328
Net Increase (Decrease)	53	275	59	328
Class R4
Shares Issued for Reinvested Dividends	230	$ 1,173	259	$ 1,454
Net Increase (Decrease)	230	1,173	259	1,454
Class R5
Shares Sold	—	$ —	119	$ 660
Shares Issued for Reinvested Dividends	67	328	151	816
Shares Redeemed	—	—	(6,762)	(37,117)
Net Increase (Decrease)	67	328	(6,492)	(35,641)
Class Y
Shares Sold	2,858,003	$ 14,088,910	844,108	$ 4,750,135
Shares Issued for Reinvested Dividends	226,704	1,142,281	268,211	1,493,075
Shares Redeemed	(331,155)	(1,640,775)	(2,221,204)	(12,314,119)
Net Increase (Decrease)	2,753,552	13,590,416	(1,108,885)	(6,070,909)
253

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class F
Shares Sold	440,729	$ 2,282,641	289,259	$ 1,629,403
Shares Issued for Reinvested Dividends	28,717	145,689	25,464	142,535
Shares Redeemed	(133,759)	(675,971)	(74,199)	(417,624)
Net Increase (Decrease)	335,687	1,752,359	240,524	1,354,314
Total Net Increase (Decrease)	2,639,447	$ 13,055,472	(853,864)	$ (4,605,071)
Floating Rate Fund
Class A
Shares Sold	8,378,718	$ 69,712,934	20,184,428	$ 169,213,315
Shares Issued for Reinvested Dividends	1,213,410	10,076,193	2,323,250	19,456,055
Shares Redeemed	(8,952,597)	(74,453,746)	(16,622,522)	(138,914,120)
Net Increase (Decrease)	639,531	5,335,381	5,885,156	49,755,250
Class C
Shares Sold	2,109,315	$ 17,726,389	1,900,322	$ 16,085,382
Shares Issued for Reinvested Dividends	130,911	1,097,445	415,801	3,509,590
Shares Redeemed	(2,785,667)	(23,393,822)	(17,772,594)	(150,204,448)
Net Increase (Decrease)	(545,441)	(4,569,988)	(15,456,471)	(130,609,476)
Class I
Shares Sold	50,084,597	$ 414,566,661	64,073,314	$ 535,267,879
Shares Issued for Reinvested Dividends	2,140,058	17,674,030	2,845,728	23,740,849
Shares Redeemed	(27,706,083)	(228,900,957)	(32,771,524)	(273,048,547)
Net Increase (Decrease)	24,518,572	203,339,734	34,147,518	285,960,181
Class R3
Shares Sold	22,919	$ 191,537	100,693	$ 848,718
Shares Issued for Reinvested Dividends	7,266	60,737	15,094	127,186
Shares Redeemed	(59,430)	(496,661)	(151,957)	(1,281,948)
Net Increase (Decrease)	(29,245)	(244,387)	(36,170)	(306,044)
Class R4
Shares Sold	20,251	$ 168,362	23,459	$ 195,696
Shares Issued for Reinvested Dividends	2,678	22,240	6,062	50,727
Shares Redeemed	(89,110)	(736,694)	(52,685)	(441,423)
Net Increase (Decrease)	(66,181)	(546,092)	(23,164)	(195,000)
Class R5
Shares Sold	30,042	$ 248,391	87,114	$ 728,833
Shares Issued for Reinvested Dividends	2,604	21,510	4,111	34,288
Shares Redeemed	(7,901)	(65,130)	(76,911)	(642,785)
Net Increase (Decrease)	24,745	204,771	14,314	120,336
Class Y
Shares Sold	4,776,843	$ 39,252,665	2,593,081	$ 21,554,503
Shares Issued for Reinvested Dividends	143,519	1,180,848	184,928	1,536,355
Shares Redeemed	(2,522,767)	(20,610,021)	(2,160,853)	(17,873,905)
Net Increase (Decrease)	2,397,595	19,823,492	617,156	5,216,953
Class F
Shares Sold	10,594,590	$ 87,107,124	8,757,258	$ 73,038,851
Shares Issued for Reinvested Dividends	179,102	1,475,669	205,524	1,711,664
Shares Redeemed	(3,763,451)	(31,054,266)	(3,226,515)	(26,801,617)
Net Increase (Decrease)	7,010,241	57,528,527	5,736,267	47,948,898
Total Net Increase (Decrease)	33,949,817	$ 280,871,438	30,884,606	$ 257,891,098
Floating Rate High Income Fund
Class A
Shares Sold	1,966,284	$ 18,809,175	2,854,044	$ 27,586,915
Shares Issued for Reinvested Dividends	140,866	1,343,977	232,717	2,245,141
Shares Redeemed	(978,826)	(9,364,920)	(1,599,460)	(15,420,568)
Net Increase (Decrease)	1,128,324	10,788,232	1,487,301	14,411,488
254

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C
Shares Sold	442,897	$ 4,279,649	270,564	$ 2,640,690
Shares Issued for Reinvested Dividends	29,643	285,457	78,448	762,515
Shares Redeemed	(579,204)	(5,596,062)	(1,857,875)	(18,077,095)
Net Increase (Decrease)	(106,664)	(1,030,956)	(1,508,863)	(14,673,890)
Class I
Shares Sold	15,146,835	$ 143,583,970	18,674,472	$ 179,213,709
Shares Issued for Reinvested Dividends	604,764	5,733,727	818,649	7,859,066
Shares Redeemed	(8,538,791)	(81,041,637)	(11,952,075)	(114,622,911)
Net Increase (Decrease)	7,212,808	68,276,060	7,541,046	72,449,864
Class R3
Shares Sold	178	$ 1,707	12,267	$ 118,999
Shares Issued for Reinvested Dividends	203	1,939	283	2,738
Shares Redeemed	(2,548)	(24,688)	(9,873)	(95,730)
Net Increase (Decrease)	(2,167)	(21,042)	2,677	26,007
Class R4
Shares Sold	3,640	$ 34,792	3,875	$ 37,404
Shares Issued for Reinvested Dividends	240	2,281	355	3,416
Shares Redeemed	(292)	(2,802)	(590)	(5,597)
Net Increase (Decrease)	3,588	34,271	3,640	35,223
Class R5
Shares Sold	112,802	$ 1,072,956	329,970	$ 3,156,427
Shares Issued for Reinvested Dividends	27,937	264,933	42,482	407,750
Shares Redeemed	(37,310)	(353,567)	(197,294)	(1,883,524)
Net Increase (Decrease)	103,429	984,322	175,158	1,680,653
Class Y
Shares Sold	1,327,923	$ 12,730,392	1,274,252	$ 12,253,988
Shares Issued for Reinvested Dividends	38,266	363,261	37,434	359,644
Shares Redeemed	(768,854)	(7,354,843)	(748,043)	(7,199,195)
Net Increase (Decrease)	597,335	5,738,810	563,643	5,414,437
Class F
Shares Sold	1,791,098	$ 17,001,049	1,907,549	$ 18,390,277
Shares Issued for Reinvested Dividends	68,783	653,008	71,148	684,802
Shares Redeemed	(696,024)	(6,519,840)	(531,784)	(5,090,177)
Net Increase (Decrease)	1,163,857	11,134,217	1,446,913	13,984,902
Total Net Increase (Decrease)	10,100,510	$ 95,903,914	9,711,515	$ 93,328,684
High Yield Fund
Class A
Shares Sold	4,362,009	$ 32,336,522	9,211,240	$ 70,465,233
Shares Issued for Reinvested Dividends	681,608	4,993,755	1,323,309	10,121,722
Shares Redeemed	(5,158,010)	(38,161,709)	(5,714,699)	(43,688,747)
Net Increase (Decrease)	(114,393)	(831,432)	4,819,850	36,898,208
Class C
Shares Sold	120,044	$ 903,876	772,108	$ 5,882,862
Shares Issued for Reinvested Dividends	32,828	239,916	92,034	701,430
Shares Redeemed	(339,738)	(2,483,444)	(2,128,324)	(16,226,483)
Net Increase (Decrease)	(186,866)	(1,339,652)	(1,264,182)	(9,642,191)
Class I
Shares Sold	4,748,073	$ 35,400,803	3,814,373	$ 29,323,042
Shares Issued for Reinvested Dividends	111,714	823,276	166,912	1,279,229
Shares Redeemed	(7,559,953)	(55,678,853)	(672,285)	(5,148,723)
Net Increase (Decrease)	(2,700,166)	(19,454,774)	3,309,000	25,453,548
Class R3
Shares Sold	30,171	$ 221,471	105,819	$ 811,238
Shares Issued for Reinvested Dividends	4,464	32,692	7,431	56,835
Shares Redeemed	(20,847)	(153,568)	(107,719)	(821,694)
Net Increase (Decrease)	13,788	100,595	5,531	46,379
255

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	8,185	$ 60,638	29,988	$ 230,237
Shares Issued for Reinvested Dividends	2,440	17,912	5,347	40,971
Shares Redeemed	(13,343)	(98,424)	(37,389)	(287,613)
Net Increase (Decrease)	(2,718)	(19,874)	(2,054)	(16,405)
Class R5
Shares Sold	10,660	$ 79,402	29,449	$ 224,854
Shares Issued for Reinvested Dividends	2,072	15,166	3,675	28,004
Shares Redeemed	(18,516)	(135,555)	(20,564)	(156,615)
Net Increase (Decrease)	(5,784)	(40,987)	12,560	96,243
Class R6(1)
Shares Sold	35	$ 271	1,322	$ 10,001
Shares Issued for Reinvested Dividends	33	237	36	275
Net Increase (Decrease)	68	508	1,358	10,276
Class Y
Shares Sold	33,952	$ 243,749	48,050	$ 364,072
Shares Issued for Reinvested Dividends	2,935	21,297	5,391	40,799
Shares Redeemed	(19,486)	(141,412)	(42,465)	(322,300)
Net Increase (Decrease)	17,401	123,634	10,976	82,571
Class F
Shares Sold	2,177,783	$ 16,048,055	6,143,690	$ 46,889,267
Shares Issued for Reinvested Dividends	348,533	2,555,997	545,461	4,168,432
Shares Redeemed	(1,803,470)	(13,165,088)	(2,011,489)	(15,354,838)
Net Increase (Decrease)	722,846	5,438,964	4,677,662	35,702,861
Total Net Increase (Decrease)	(2,255,824)	$ (16,023,018)	11,570,701	$ 88,631,490
Inflation Plus Fund
Class A
Shares Sold	1,882,057	$ 21,269,996	4,267,374	$ 48,561,390
Shares Issued for Reinvested Dividends	754,199	8,473,009	367,548	4,150,990
Shares Redeemed	(1,518,420)	(17,144,834)	(2,683,474)	(30,454,466)
Net Increase (Decrease)	1,117,836	12,598,171	1,951,448	22,257,914
Class C
Shares Sold	220,519	$ 2,436,976	1,457,134	$ 15,958,259
Shares Issued for Reinvested Dividends	77,378	839,681	21,912	240,360
Shares Redeemed	(268,373)	(2,898,143)	(1,331,823)	(14,545,308)
Net Increase (Decrease)	29,524	378,514	147,223	1,653,311
Class I
Shares Sold	2,761,209	$ 31,853,779	2,845,813	$ 33,146,327
Shares Issued for Reinvested Dividends	223,698	2,566,564	99,976	1,151,612
Shares Redeemed	(1,573,507)	(18,048,554)	(2,888,281)	(33,385,260)
Net Increase (Decrease)	1,411,400	16,371,789	57,508	912,679
Class R3
Shares Sold	603,750	$ 6,539,260	668,119	$ 7,426,224
Shares Issued for Reinvested Dividends	106,293	1,169,485	56,332	623,832
Shares Redeemed	(640,164)	(7,025,619)	(1,098,765)	(12,215,259)
Net Increase (Decrease)	69,879	683,126	(374,314)	(4,165,203)
Class R4
Shares Sold	136,795	$ 1,528,522	126,075	$ 1,442,615
Shares Issued for Reinvested Dividends	14,385	161,866	8,816	99,550
Shares Redeemed	(137,056)	(1,532,313)	(272,025)	(3,082,148)
Net Increase (Decrease)	14,124	158,075	(137,134)	(1,539,983)
Class R5
Shares Sold	58,345	$ 659,803	174,654	$ 2,031,951
Shares Issued for Reinvested Dividends	6,505	74,258	3,394	38,900
Shares Redeemed	(22,799)	(261,604)	(170,408)	(1,985,922)
Net Increase (Decrease)	42,051	472,457	7,640	84,929
256

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	394,925	$ 4,594,076	350,993	$ 4,098,257
Shares Issued for Reinvested Dividends	109,379	1,257,025	59,997	692,032
Shares Redeemed	(292,127)	(3,363,537)	(251,898)	(2,924,349)
Net Increase (Decrease)	212,177	2,487,564	159,092	1,865,940
Class F
Shares Sold	5,375,347	$ 61,794,765	6,699,447	$ 77,877,087
Shares Issued for Reinvested Dividends	646,004	7,412,939	385,379	4,427,657
Shares Redeemed	(4,457,455)	(51,153,730)	(7,151,979)	(81,822,185)
Net Increase (Decrease)	1,563,896	18,053,974	(67,153)	482,559
Total Net Increase (Decrease)	4,460,887	$ 51,203,670	1,744,310	$ 21,552,146
Municipal Opportunities Fund
Class A
Shares Sold	4,900,068	$ 43,352,462	10,315,060	$ 94,029,978
Shares Issued for Reinvested Dividends	399,262	3,492,480	821,396	7,479,752
Shares Redeemed	(7,766,239)	(68,155,434)	(6,341,004)	(57,788,316)
Net Increase (Decrease)	(2,466,909)	(21,310,492)	4,795,452	43,721,414
Class C
Shares Sold	277,104	$ 2,462,961	1,046,421	$ 9,532,922
Shares Issued for Reinvested Dividends	18,695	163,497	49,127	447,431
Shares Redeemed	(977,022)	(8,610,900)	(2,317,969)	(21,145,391)
Net Increase (Decrease)	(681,223)	(5,984,442)	(1,222,421)	(11,165,038)
Class I
Shares Sold	60,283,824	$ 539,529,433	39,075,110	$ 356,010,648
Shares Issued for Reinvested Dividends	1,012,431	8,852,799	1,416,474	12,907,017
Shares Redeemed	(36,378,662)	(314,896,933)	(21,822,694)	(198,850,063)
Net Increase (Decrease)	24,917,593	233,485,299	18,668,890	170,067,602
Class Y
Shares Sold	29,227	$ 258,764	72,852	$ 667,079
Shares Issued for Reinvested Dividends	13,597	118,954	29,840	271,451
Shares Redeemed	(130,134)	(1,135,120)	(150,426)	(1,368,437)
Net Increase (Decrease)	(87,310)	(757,402)	(47,734)	(429,907)
Class F
Shares Sold	10,453,462	$ 91,990,164	14,055,180	$ 127,978,915
Shares Issued for Reinvested Dividends	368,207	3,214,586	619,714	5,638,139
Shares Redeemed	(8,305,014)	(71,951,556)	(3,802,494)	(34,599,476)
Net Increase (Decrease)	2,516,655	23,253,194	10,872,400	99,017,578
Total Net Increase (Decrease)	24,198,806	$ 228,686,157	33,066,587	$ 301,211,649
Municipal Short Duration Fund
Class A
Shares Sold	1,283,420	$ 12,894,562	772,030	$ 7,911,677
Shares Issued for Reinvested Dividends	8,900	88,993	23,554	241,180
Shares Redeemed	(701,827)	(7,035,581)	(476,567)	(4,881,571)
Net Increase (Decrease)	590,493	5,947,974	319,017	3,271,286
Class C
Shares Sold	37,120	$ 372,671	28,349	$ 290,561
Shares Issued for Reinvested Dividends	45	456	637	6,519
Shares Redeemed	(43,065)	(431,181)	(38,489)	(394,011)
Net Increase (Decrease)	(5,900)	(58,054)	(9,503)	(96,931)
Class I
Shares Sold	1,397,089	$ 14,082,371	648,580	$ 6,634,474
Shares Issued for Reinvested Dividends	6,385	63,414	6,761	69,103
Shares Redeemed	(1,466,637)	(14,321,568)	(226,117)	(2,314,122)
Net Increase (Decrease)	(63,163)	(175,783)	429,224	4,389,455
257

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class F
Shares Sold	468,966	$ 4,649,351	333,658	$ 3,418,208
Shares Issued for Reinvested Dividends	2,864	28,584	5,024	51,426
Shares Redeemed	(153,419)	(1,524,082)	(56,197)	(575,970)
Net Increase (Decrease)	318,411	3,153,853	282,485	2,893,664
Total Net Increase (Decrease)	839,841	$ 8,867,990	1,021,223	$ 10,457,474
Short Duration Fund
Class A
Shares Sold	21,125,876	$ 207,388,674	43,741,511	$ 440,448,337
Shares Issued for Reinvested Dividends	641,979	6,280,329	1,319,453	13,284,320
Shares Redeemed	(22,531,464)	(221,034,275)	(37,388,717)	(376,539,631)
Net Increase (Decrease)	(763,609)	(7,365,272)	7,672,247	77,193,026
Class C
Shares Sold	1,801,360	$ 17,751,910	2,780,029	$ 27,999,710
Shares Issued for Reinvested Dividends	22,357	218,566	62,203	626,563
Shares Redeemed	(2,249,594)	(22,114,660)	(4,996,698)	(50,315,297)
Net Increase (Decrease)	(425,877)	(4,144,184)	(2,154,466)	(21,689,024)
Class I
Shares Sold	14,937,488	$ 146,660,001	51,681,169	$ 518,814,313
Shares Issued for Reinvested Dividends	518,823	5,073,823	910,548	9,136,895
Shares Redeemed	(34,238,928)	(334,646,789)	(26,078,348)	(261,778,917)
Net Increase (Decrease)	(18,782,617)	(182,912,965)	26,513,369	266,172,291
Class R3
Shares Sold	8,322	$ 81,032	58,651	$ 590,044
Shares Issued for Reinvested Dividends	762	7,437	2,339	23,516
Shares Redeemed	(43,969)	(437,209)	(139,320)	(1,401,932)
Net Increase (Decrease)	(34,885)	(348,740)	(78,330)	(788,372)
Class R4
Shares Sold	82,967	$ 795,673	9,647	$ 96,960
Shares Issued for Reinvested Dividends	3,299	32,217	7,323	73,618
Shares Redeemed	(12,506)	(123,699)	(53,374)	(536,328)
Net Increase (Decrease)	73,760	704,191	(36,404)	(365,750)
Class R5
Shares Sold	86,959	$ 833,607	41,379	$ 415,342
Shares Issued for Reinvested Dividends	1,371	13,339	3,151	31,584
Shares Redeemed	(13,557)	(130,716)	(103,923)	(1,042,384)
Net Increase (Decrease)	74,773	716,230	(59,393)	(595,458)
Class R6
Shares Sold	18,817	$ 184,433	210,310	$ 2,109,037
Shares Issued for Reinvested Dividends	2,235	21,707	2,932	29,249
Shares Redeemed	(13,371)	(130,947)	(10,763)	(107,394)
Net Increase (Decrease)	7,681	75,193	202,479	2,030,892
Class Y
Shares Sold	389,531	$ 3,720,918	742,042	$ 7,436,923
Shares Issued for Reinvested Dividends	7,501	73,033	16,550	165,554
Shares Redeemed	(281,007)	(2,733,733)	(563,950)	(5,637,674)
Net Increase (Decrease)	116,025	1,060,218	194,642	1,964,803
Class F
Shares Sold	22,044,024	$ 214,279,078	25,375,037	$ 254,318,427
Shares Issued for Reinvested Dividends	523,684	5,102,473	665,611	6,671,571
Shares Redeemed	(7,247,582)	(70,545,866)	(8,351,073)	(83,723,919)
Net Increase (Decrease)	15,320,126	148,835,685	17,689,575	177,266,079
Total Net Increase (Decrease)	(4,414,623)	$ (43,379,644)	49,943,719	$ 501,188,487
258

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Strategic Income Fund
Class A
Shares Sold	4,188,957	$ 36,668,624	21,611,349	$ 200,787,943
Shares Issued for Reinvested Dividends	1,204,421	10,579,112	1,426,879	13,237,420
Shares Redeemed	(10,097,382)	(87,259,441)	(9,312,754)	(86,337,130)
Net Increase (Decrease)	(4,704,004)	(40,011,705)	13,725,474	127,688,233
Class C
Shares Sold	899,825	$ 8,008,204	4,935,359	$ 46,192,486
Shares Issued for Reinvested Dividends	235,694	2,094,979	265,511	2,484,171
Shares Redeemed	(1,966,922)	(17,097,746)	(3,079,574)	(28,759,095)
Net Increase (Decrease)	(831,403)	(6,994,563)	2,121,296	19,917,562
Class I
Shares Sold	59,989,230	$ 526,373,329	186,113,585	$ 1,732,669,528
Shares Issued for Reinvested Dividends	6,596,823	58,056,947	6,309,325	58,680,821
Shares Redeemed	(79,717,358)	(688,160,221)	(73,046,767)	(678,854,755)
Net Increase (Decrease)	(13,131,305)	(103,729,945)	119,376,143	1,112,495,594
Class R3
Shares Sold	97,959	$ 843,787	324,094	$ 2,997,167
Shares Issued for Reinvested Dividends	9,969	87,283	8,229	76,238
Shares Redeemed	(53,798)	(465,130)	(150,155)	(1,396,134)
Net Increase (Decrease)	54,130	465,940	182,168	1,677,271
Class R4
Shares Sold	46,076	$ 403,229	1,070,834	$ 9,909,554
Shares Issued for Reinvested Dividends	41,445	363,533	29,891	276,821
Shares Redeemed	(190,721)	(1,623,001)	(97,082)	(901,561)
Net Increase (Decrease)	(103,200)	(856,239)	1,003,643	9,284,814
Class R5
Shares Sold	952,019	$ 8,292,701	5,161,245	$ 47,935,127
Shares Issued for Reinvested Dividends	160,505	1,403,870	153,409	1,419,428
Shares Redeemed	(692,323)	(6,001,680)	(1,901,630)	(17,650,166)
Net Increase (Decrease)	420,201	3,694,891	3,413,024	31,704,389
Class R6
Shares Sold	13,271,239	$ 116,182,998	18,386,599	$ 170,670,634
Shares Issued for Reinvested Dividends	676,301	5,885,632	267,829	2,475,775
Shares Redeemed	(3,845,989)	(33,046,286)	(2,224,924)	(20,580,644)
Net Increase (Decrease)	10,101,551	89,022,344	16,429,504	152,565,765
Class Y
Shares Sold	4,162,423	$ 35,784,169	18,666,089	$ 172,834,492
Shares Issued for Reinvested Dividends	668,644	5,848,911	641,022	5,924,383
Shares Redeemed	(6,401,083)	(53,841,712)	(7,682,585)	(70,860,509)
Net Increase (Decrease)	(1,570,016)	(12,208,632)	11,624,526	107,898,366
Class F
Shares Sold	9,271,714	$ 81,422,478	23,749,838	$ 220,995,101
Shares Issued for Reinvested Dividends	1,135,697	9,963,614	1,491,887	13,871,460
Shares Redeemed	(13,078,516)	(114,356,640)	(15,824,966)	(146,831,804)
Net Increase (Decrease)	(2,671,105)	(22,970,548)	9,416,759	88,034,757
Total Net Increase (Decrease)	(12,435,151)	$ (93,588,457)	177,292,537	$ 1,651,266,751
Sustainable Municipal Bond Fund
Class A
Shares Sold	458,546	$ 4,968,244	1,038,275	$ 11,501,133
Shares Issued for Reinvested Dividends	47,617	513,202	52,290	579,257
Shares Redeemed	(649,448)	(6,796,195)	(578,524)	(6,403,924)
Net Increase (Decrease)	(143,285)	(1,314,749)	512,041	5,676,466
Class C
Shares Sold	19,947	$ 218,619	89,333	$ 988,285
Shares Issued for Reinvested Dividends	3,278	35,567	2,742	30,346
Shares Redeemed	(73,461)	(787,421)	(83,549)	(926,027)
Net Increase (Decrease)	(50,236)	(533,235)	8,526	92,604
259

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares Sold	2,320,872	$ 24,016,131	2,649,639	$ 29,356,756
Shares Issued for Reinvested Dividends	59,756	643,116	54,058	597,267
Shares Redeemed	(2,305,500)	(24,442,842)	(512,529)	(5,662,535)
Net Increase (Decrease)	75,128	216,405	2,191,168	24,291,488
Class F
Shares Sold	813,020	$ 8,588,814	1,506,806	$ 16,668,418
Shares Issued for Reinvested Dividends	35,342	379,064	32,048	354,239
Shares Redeemed	(713,214)	(7,494,511)	(279,172)	(3,083,908)
Net Increase (Decrease)	135,148	1,473,367	1,259,682	13,938,749
Total Net Increase (Decrease)	16,755	$ (158,212)	3,971,417	$ 43,999,307
Total Return Bond Fund
Class A
Shares Sold	6,468,682	$ 67,215,859	20,613,425	$ 227,547,696
Shares Issued for Reinvested Dividends	3,085,645	32,579,401	2,886,135	31,930,027
Shares Redeemed	(11,240,201)	(115,572,870)	(15,294,992)	(168,418,987)
Net Increase (Decrease)	(1,685,874)	(15,777,610)	8,204,568	91,058,736
Class C
Shares Sold	33,501	$ 352,111	125,459	$ 1,408,851
Shares Issued for Reinvested Dividends	28,200	302,894	40,769	458,303
Shares Redeemed	(266,761)	(2,809,118)	(1,646,762)	(18,235,828)
Net Increase (Decrease)	(205,060)	(2,154,113)	(1,480,534)	(16,368,674)
Class I
Shares Sold	25,126,920	$ 249,103,065	23,065,926	$ 254,537,428
Shares Issued for Reinvested Dividends	719,522	7,530,297	792,424	8,734,672
Shares Redeemed	(11,311,606)	(116,013,909)	(23,478,054)	(257,215,051)
Net Increase (Decrease)	14,534,836	140,619,453	380,296	6,057,049
Class R3
Shares Sold	23,528	$ 252,559	91,409	$ 1,043,059
Shares Issued for Reinvested Dividends	10,090	109,716	9,621	109,580
Shares Redeemed	(39,945)	(422,766)	(137,749)	(1,570,585)
Net Increase (Decrease)	(6,327)	(60,491)	(36,719)	(417,946)
Class R4
Shares Sold	365,066	$ 3,812,824	526,077	$ 5,961,648
Shares Issued for Reinvested Dividends	34,850	374,221	34,664	390,822
Shares Redeemed	(235,021)	(2,469,088)	(428,368)	(4,829,537)
Net Increase (Decrease)	164,895	1,717,957	132,373	1,522,933
Class R5
Shares Sold	53,688	$ 570,803	116,923	$ 1,302,795
Shares Issued for Reinvested Dividends	6,518	69,747	6,254	70,111
Shares Redeemed	(82,959)	(863,941)	(144,702)	(1,624,422)
Net Increase (Decrease)	(22,753)	(223,391)	(21,525)	(251,516)
Class R6
Shares Sold	4,747,870	$ 49,912,929	16,030,448	$ 178,285,324
Shares Issued for Reinvested Dividends	595,039	6,291,983	369,410	4,083,124
Shares Redeemed	(2,776,700)	(28,980,815)	(3,488,529)	(38,462,160)
Net Increase (Decrease)	2,566,209	27,224,097	12,911,329	143,906,288
Class Y
Shares Sold	7,534,397	$ 80,965,534	12,616,432	$ 141,220,192
Shares Issued for Reinvested Dividends	1,111,781	11,777,628	1,058,709	11,793,835
Shares Redeemed	(5,475,844)	(58,253,815)	(12,528,486)	(140,027,793)
Net Increase (Decrease)	3,170,334	34,489,347	1,146,655	12,986,234
Class F
Shares Sold	16,434,629	$ 167,441,271	49,398,947	$ 538,969,023
Shares Issued for Reinvested Dividends	3,323,411	34,686,296	2,857,485	31,290,363
Shares Redeemed	(15,941,067)	(161,269,018)	(26,467,617)	(287,175,445)
Net Increase (Decrease)	3,816,973	40,858,549	25,788,815	283,083,941
Total Net Increase (Decrease)	22,333,233	$ 226,693,798	47,025,258	$ 521,577,045
260

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
World Bond Fund
Class A
Shares Sold	2,222,814	$ 22,811,685	8,513,912	$ 90,142,866
Shares Issued for Reinvested Dividends	377,246	3,888,124	279,709	2,956,330
Shares Redeemed	(5,106,886)	(52,389,062)	(13,997,130)	(148,236,262)
Net Increase (Decrease)	(2,506,826)	(25,689,253)	(5,203,509)	(55,137,066)
Class C
Shares Sold	62,390	$ 626,616	312,916	$ 3,236,579
Shares Issued for Reinvested Dividends	28,922	291,691	11,650	120,581
Shares Redeemed	(879,645)	(8,795,891)	(2,826,792)	(29,225,428)
Net Increase (Decrease)	(788,333)	(7,877,584)	(2,502,226)	(25,868,268)
Class I
Shares Sold	27,657,722	$ 285,792,464	59,331,742	$ 633,620,407
Shares Issued for Reinvested Dividends	1,889,791	19,635,504	1,754,865	18,693,876
Shares Redeemed	(59,892,027)	(620,469,855)	(79,906,986)	(852,961,122)
Net Increase (Decrease)	(30,344,514)	(315,041,887)	(18,820,379)	(200,646,839)
Class R3
Shares Sold	19,395	$ 196,985	17,002	$ 178,617
Shares Issued for Reinvested Dividends	1,014	10,381	547	5,738
Shares Redeemed	(4,776)	(48,616)	(55,582)	(583,418)
Net Increase (Decrease)	15,633	158,750	(38,033)	(399,063)
Class R4
Shares Sold	25,696	$ 264,146	546,957	$ 5,787,608
Shares Issued for Reinvested Dividends	2,077	21,450	11,364	120,174
Shares Redeemed	(229,859)	(2,379,850)	(1,950,796)	(20,588,967)
Net Increase (Decrease)	(202,086)	(2,094,254)	(1,392,475)	(14,681,185)
Class R5
Shares Sold	90,746	$ 939,215	325,631	$ 3,478,070
Shares Issued for Reinvested Dividends	10,443	108,446	8,130	86,626
Shares Redeemed	(83,037)	(857,244)	(285,640)	(3,048,914)
Net Increase (Decrease)	18,152	190,417	48,121	515,782
Class R6
Shares Sold	1,208,285	$ 12,535,831	4,045,683	$ 43,376,011
Shares Issued for Reinvested Dividends	153,624	1,601,231	130,007	1,390,466
Shares Redeemed	(2,137,564)	(22,233,197)	(2,892,880)	(31,028,566)
Net Increase (Decrease)	(775,655)	(8,096,135)	1,282,810	13,737,911
Class Y
Shares Sold	4,836,352	$ 50,038,351	13,791,314	$ 147,739,299
Shares Issued for Reinvested Dividends	328,694	3,423,770	329,316	3,519,884
Shares Redeemed	(8,054,105)	(83,696,375)	(20,642,223)	(221,281,303)
Net Increase (Decrease)	(2,889,059)	(30,234,254)	(6,521,593)	(70,022,120)
Class F
Shares Sold	13,474,798	$ 139,680,215	40,147,261	$ 429,375,901
Shares Issued for Reinvested Dividends	1,902,231	19,776,813	1,579,053	16,844,881
Shares Redeemed	(22,811,177)	(235,912,473)	(36,122,937)	(386,131,740)
Net Increase (Decrease)	(7,434,148)	(76,455,445)	5,603,377	60,089,042
Total Net Increase (Decrease)	(44,906,836)	$ (465,139,645)	(27,543,907)	$ (292,411,806)

(1)	Commenced operations on March 1, 2021.
13.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 3, 2022. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From November 1, 2021 through March 3, 2022, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million
261

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2022, none of the Funds had borrowings under this facility.
14.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.	Recent Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.
16.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
262

Hartford Fixed Income Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
263

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2022), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2022

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.
MFSAR-FI22    06/22     2231546    Printed in the U.S.A.

Hartford Multi-Strategy Funds
Semi-Annual Report
April 30, 2022 (Unaudited)

■ The Hartford Balanced Income Fund
■ Hartford AARP Balanced Retirement Fund
■ The Hartford Checks and Balances Fund
■ The Hartford Conservative Allocation Fund
■ The Hartford Global Real Asset Fund[1]
■ The Hartford Growth Allocation Fund
■ Hartford Moderate Allocation Fund
■ Hartford Multi-Asset Income Fund

[1]	Effective May 2, 2022, the Fund's name changed to Hartford Real Asset Fund.

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2021 through April 30, 2022.
Market Review
During the six months ended April 30, 2022, U.S. stocks, as measured by the S&P 500 Index,1 lost 9.65%. It’s been a difficult period for equities as U.S. and global policymakers have had to contend with the realities of persistent inflation, the gradual removal of fiscal and monetary support from the economy, an uneven winding down of pandemic restrictions, and a grinding war between Russia and Ukraine that has scrambled markets and heightened volatility.
The inflationary surge that began in mid-2021 became the dominant economic story for the period ended April 30, 2022 as nearly each monthly rise in the Consumer Price Index (CPI)2 exceeded the numbers reported in the previous month. By April 2022, the annual inflation rate, as measured by the CPI, rose by 8.3% a small retreat from the 8.5% CPI report from the previous month, but, nonetheless, a level of inflation not seen since the 1980s as prices for gasoline, food, and housing continued to increase.
The market’s early 2022 struggles stood in sharp contrast with the 28.71% annual return delivered by the S&P 500 Index for 2021. Even as equities were posting positive returns last year, the U.S. Federal Reserve (Fed) in December 2021 was already starting to implement a plan to reduce the $120 billion-per-month asset purchases that had been used to bolster an economy rocked by the pandemic in early 2020.
In March 2022, the Fed officially raised the federal funds rate by a quarter-percent. However, subsequent Fed minutes revealed that a number of the Federal Open Markets Committee members had grown alarmed by the accelerating inflation numbers and seemed to favor even more aggressive rate increases. By the period’s end, several rate hikes of at least a half-percent were priced into analysts’ expectations.
The signature event of the period was the February 24, 2022 invasion of Ukraine by Russia’s armed forces. The war caused an immediate spike in worldwide oil and commodity prices as Western nations joined together to impose economic sanctions against Russia. Early on, the Biden administration announced an embargo on Russian crude-oil imports, but then moved to ease the impact on domestic gasoline prices by releasing a million barrels of oil per day from the nation’s strategic petroleum reserve.
As the period ended, equity markets continued to display heightened volatility. Although the unemployment rate settled in at 3.6% in March and April of 2022 after a pair of strong job reports, the bond market also flashed signals that were interpreted to indicate that an overheated economy could lead to recession further down the road.
As 2022 progresses, it seems clear that inflationary pressures, Fed policy, and geopolitical tensions will continue to have a major impact on investments. Nowadays, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Multi-Strategy Funds

The Hartford Balanced Income Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 07/31/2006 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income with growth of capital as a secondary objective.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-6.99%	-3.01%	5.82%	6.87%
Class A3	-12.11%	-8.34%	4.63%	6.27%
Class C2	-7.34%	-3.74%	5.03%	6.07%
Class C4	-8.22%	-4.65%	5.03%	6.07%
Class I2	-6.88%	-2.84%	6.08%	7.13%
Class R3[2]	-7.19%	-3.42%	5.43%	6.52%
Class R4[2]	-7.06%	-3.14%	5.75%	6.84%
Class R5[2]	-6.92%	-2.85%	6.05%	7.13%
Class R6[2]	-6.82%	-2.67%	6.16%	7.24%
Class Y2	-6.87%	-2.83%	6.08%	7.20%
Class F2	-6.84%	-2.70%	6.17%	7.18%
45% Russell 1000 Value Index/44% Bloomberg Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US Corporate High Yield Bond 2% Issuer Cap Index[5]	-9.06%	-5.54%	5.21%	6.81%
Russell 1000 Value Index	-3.94%	1.32%	9.06%	11.17%
Bloomberg Corporate Index	-12.75%	-10.43%	1.97%	2.93%
JP Morgan Emerging Markets Bond Index Plus	-22.33%	-21.42%	-2.83%	1.06%
Bloomberg US Corporate High Yield Bond 2% Issuer Cap Index	-7.40%	-5.22%	3.68%	5.25%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.85%	0.85%
Class C	1.61%	1.61%
Class I	0.61%	0.61%
Class R3	1.23%	1.23%
Class R4	0.93%	0.93%
Class R5	0.63%	0.63%
Class R6	0.53%	0.53%
Class Y	0.64%	0.64%
Class F	0.53%	0.53%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.
Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Equity Securities
Common Stocks	47.6%
Escrows	0.2
Preferred Stocks	0.2
Total	48.0%
Fixed Income Securities
Convertible Bonds	0.1%
Corporate Bonds	42.0
Foreign Government Obligations	3.4
Municipal Bonds	0.1
Senior Floating Rate Interests	0.2
U.S. Government Securities	1.9
Total	47.7%
Short-Term Investments	3.1
Other Assets & Liabilities	1.2
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

2

Hartford AARP Balanced Retirement Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 04/30/2014 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return while seeking to mitigate downside risk.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-2.35%	0.38%	4.82%	3.73%
Class A4	-6.74%	-4.13%	3.86%	3.14%
Class C3	-2.71%	-0.37%	4.06%	2.98%
Class C5	-3.67%	-1.35%	4.06%	2.98%
Class I3	-2.20%	0.69%	5.03%	3.97%
Class R3[3]	-2.45%	0.16%	4.71%	3.55%
Class R4[3]	-2.31%	0.47%	4.90%	3.79%
Class R5[3]	-2.15%	0.81%	5.07%	3.95%
Class R6[3]	-2.09%	0.91%	5.16%	4.05%
Class Y3	-2.15%	0.81%	5.10%	4.02%
Class F3	-2.11%	0.91%	5.19%	4.05%
70% Bloomberg US Aggregate Bond Index/ 30% MSCI ACWI Index (Net)[6]	-10.05%	-7.48%	3.87%	3.76%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.74%
MSCI ACWI Index (Net)	-11.63%	-5.44%	9.46%	7.87%

[1]	Not annualized.
[2]	Inception: 04/30/2014
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
[6]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 02/28/2019. Performance prior to that date is that of the Fund’s Class Y shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
Performance information prior to 07/10/2019 includes the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	0.96%	0.96%
Class C	1.72%	1.71%
Class I	0.68%	0.66%
Class R3	1.29%	1.18%
Class R4	0.99%	0.88%
Class R5	0.69%	0.55%
Class R6	0.58%	0.45%
Class Y	0.67%	0.55%
Class F	0.57%	0.45%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Restricted securities may be more difficult to sell and price than other securities. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Investments in securities of other investment companies includes the risks that apply to such other investment companies’ strategies and holdings. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

3

Hartford AARP Balanced Retirement Fund
 Fund Overview – (continued)
 April 30, 2022 (Unaudited)

Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Equity Securities
Affiliated Investment Companies	19.4%
Common Stocks	38.1
Warrants	0.0 *
Total	57.5%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	12.3%
Corporate Bonds	15.7
Municipal Bonds	0.5
U.S. Government Agencies(2)	5.5
U.S. Government Securities	3.4
Total	37.4%
Short-Term Investments	4.4
Purchased Options	1.0
Other Assets & Liabilities	(0.3)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2022.
4

The Hartford Checks and Balances Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/31/2007 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation and income.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-8.45%	-4.30%	8.29%	8.85%
Class A3	-13.48%	-9.57%	7.08%	8.24%
Class C2	-8.77%	-4.98%	7.47%	8.03%
Class C4	-9.64%	-5.87%	7.47%	8.03%
Class I2	-8.33%	-4.07%	8.56%	9.13%
Class R3[2]	-8.57%	-4.62%	7.89%	8.46%
Class R4[2]	-8.43%	-4.38%	8.23%	8.79%
Class R5[2]	-8.32%	-4.07%	8.46%	9.09%
Class F2	-8.20%	-3.89%	8.66%	9.19%
33.4% Russell 3000 Index/ 33.3% S&P 500 Index/33.3% Bloomberg US Aggregate Bond Index[5]	-10.19%	-3.68%	9.48%	9.67%
Russell 3000 Index	-11.75%	-3.11%	13.01%	13.29%
S&P 500 Index	-9.65%	0.21%	13.66%	13.67%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.91%	0.91%
Class C	1.69%	1.69%
Class I	0.67%	0.67%
Class R3	1.29%	1.29%
Class R4	0.99%	0.99%
Class R5	0.69%	0.69%
Class F	0.58%	0.58%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Since the Fund is not actively managed, it may underperform actively managed funds during certain markets. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with the ETF.
Asset Allocation(1)
as of 04/30/2022
Fund Type	Percentage of Net Assets
Domestic Equity Funds	65.4%
Taxable Fixed Income Funds	34.4
Short-Term Investments	0.2
Other Assets & Liabilities	0.0 *
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

5

The Hartford Conservative Allocation Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks current income and long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-9.05%	-7.37%	3.78%	2.72%
Class A3	-14.05%	-12.46%	2.61%	2.14%
Class C2	-9.47%	-8.09%	2.99%	1.93%
Class C4	-10.34%	-8.98%	2.99%	1.93%
Class I2	-8.96%	-7.13%	4.03%	2.98%
Class R3[2]	-9.18%	-7.66%	3.47%	2.40%
Class R4[2]	-9.08%	-7.40%	3.79%	2.71%
Class R5[2]	-8.94%	-7.19%	4.08%	3.01%
Class F2	-8.87%	-7.04%	4.15%	3.03%
65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)[5]	-10.19%	-7.21%	4.74%	5.09%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Russell 3000 Index	-11.75%	-3.11%	13.01%	13.29%
MSCI ACWI ex USA Index (Net)	-11.87%	-10.31%	4.94%	5.04%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
Performance information includes performance under the Fund’s previous sub-advisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 06/04/2012 through 11/30/2015, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 06/04/2012, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.06%	1.06%
Class C	1.85%	1.85%
Class I	0.80%	0.80%
Class R3	1.43%	1.43%
Class R4	1.12%	1.12%
Class R5	0.83%	0.83%
Class F	0.71%	0.71%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with ETFs.
Asset Allocation(1)
as of 04/30/2022
Fund Type	Percentage of Net Assets
Domestic Equity Funds	26.8%
International/Global Equity Funds	8.6
Taxable Fixed Income Funds	64.4
Short-Term Investments	0.2
Other Assets & Liabilities	0.0 *
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

6

The Hartford Global Real Asset Fund (Consolidated)
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/28/2010 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide long-term total returns that outpace inflation over a macroeconomic cycle.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	4.08%	12.39%	6.43%	1.39%
Class A3	-1.65%	6.21%	5.23%	0.82%
Class C2	3.65%	11.64%	5.62%	0.64%
Class C4	2.77%	10.70%	5.62%	0.64%
Class I2	4.13%	12.68%	6.72%	1.67%
Class R3[2]	3.88%	12.13%	6.14%	1.15%
Class R4[2]	4.01%	12.39%	6.46%	1.44%
Class R5[2]	4.23%	12.85%	6.75%	1.70%
Class R6[2]	4.25%	12.81%	6.80%	1.75%
Class Y2	4.26%	12.82%	6.80%	1.75%
Class F2	4.25%	13.04%	6.82%	1.71%
40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net)[5]	6.11%	12.30%	6.64%	3.12%
Bloomberg US TIPS 1-10 Year Index	-1.96%	1.52%	3.59%	2.02%
MSCI ACWI Commodity Producers Index (Net)	16.13%	25.37%	8.67%	2.25%
Bloomberg Commodity Index Total Return	25.46%	43.53%	10.22%	-0.26%
MSCI World IMI Core Real Estate Index (Net)	-5.57%	2.38%	5.45%	6.66%
MSCI ACWI Infrastructure Index (Net)	2.12%	-0.73%	4.52%	5.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 02/28/2022 and performance prior to that date is that of the Fund’s Class Y shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	1.55%	1.26%
Class C	2.38%	2.01%
Class I	1.22%	1.01%
Class R3	1.85%	1.51%
Class R4	1.55%	1.21%
Class R5	1.24%	0.96%
Class R6	1.13%	0.91%
Class Y	1.21%	0.91%
Class F	1.13%	0.91%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement or fee waiver arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. The expense reimbursement arrangement remains in effect until 02/28/2023 unless the Fund’s Board of Directors approves an earlier termination. The fee waiver remains in effect as long as the Fund remains invested in the subsidiary. Expenses shown include acquired fund fees and expenses and expenses of the Fund’s wholly-owned Cayman Islands subsidiary. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Investments in the commodities market and the natural-resource industry may increase the Fund’s liquidity risk, volatility and risk of loss if adverse developments occur. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • By investing in a Cayman subsidiary, the Fund is indirectly exposed to the risks associated with a non-U.S. subsidiary and its investments. • The value of the underlying real estate of real estate related securities may go down due to various factors, including but not limited to, strength of the economy, amount of new construction, laws and regulations, costs of real estate, availability of mortgages and changes in interest rates. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

7

The Hartford Global Real Asset Fund (Consolidated)
 Fund Overview – (continued)
 April 30, 2022 (Unaudited)

Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Equity Securities
Closed End Funds	0.1%
Common Stocks	52.1
Exchange-Traded Funds	2.5
Total	54.7%
Fixed Income Securities
Foreign Government Obligations	7.0%
U.S. Government Securities	20.7
Total	27.7%
Short-Term Investments	17.7
Other Assets & Liabilities	(0.1)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
8

The Hartford Growth Allocation Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-10.74%	-7.32%	7.33%	7.03%
Class A3	-15.65%	-12.41%	6.12%	6.43%
Class C2	-11.11%	-8.10%	6.49%	6.23%
Class C4	-11.94%	-8.96%	6.49%	6.23%
Class I2	-10.59%	-7.08%	7.65%	7.36%
Class R3[2]	-10.89%	-7.63%	6.97%	6.69%
Class R4[2]	-10.69%	-7.37%	7.29%	7.02%
Class R5[2]	-10.56%	-7.08%	7.62%	7.35%
Class F2	-10.53%	-6.96%	7.74%	7.42%
55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index[5]	-11.24%	-5.89%	8.79%	9.03%
Russell 3000 Index	-11.75%	-3.11%	13.01%	13.29%
MSCI ACWI ex USA Index (Net)	-11.87%	-10.31%	4.94%	5.04%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
Performance information includes performance under the Fund’s previous sub-advisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 06/04/2012 through 05/31/2014, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 06/04/2012, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.06%	1.06%
Class C	1.86%	1.86%
Class I	0.82%	0.82%
Class R3	1.40%	1.40%
Class R4	1.10%	1.10%
Class R5	0.79%	0.79%
Class F	0.68%	0.68%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount invested in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with ETFs.
Asset Allocation(1)
as of 04/30/2022
Fund Type	Percentage of Net Assets
Domestic Equity Funds	59.9%
International/Global Equity Funds	22.4
Taxable Fixed Income Funds	17.5
Short-Term Investments	0.2
Other Assets & Liabilities	(0.0) *
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

9

Hartford Moderate Allocation Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation and income.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-9.98%	-7.37%	5.66%	4.86%
Class A3	-14.93%	-12.46%	4.47%	4.27%
Class C2	-10.33%	-8.12%	4.84%	4.07%
Class C4	-11.18%	-8.99%	4.84%	4.07%
Class I2	-9.84%	-7.10%	5.94%	5.17%
Class R3[2]	-10.20%	-7.77%	5.27%	4.50%
Class R4[2]	-10.07%	-7.48%	5.58%	4.81%
Class R5[2]	-9.83%	-7.17%	5.93%	5.13%
Class F2	-9.82%	-7.09%	6.02%	5.21%
40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)[5]	-10.76%	-6.57%	6.91%	7.18%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
Russell 3000 Index	-11.75%	-3.11%	13.01%	13.29%
MSCI ACWI ex USA Index (Net)	-11.87%	-10.31%	4.94%	5.04%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
Performance information includes performance under the Fund’s previous sub-advisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 06/04/2012 through 11/30/2015, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 06/04/2012, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.03%	1.03%
Class C	1.82%	1.82%
Class I	0.77%	0.77%
Class R3	1.38%	1.38%
Class R4	1.09%	1.09%
Class R5	0.78%	0.78%
Class F	0.68%	0.68%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount it invests in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with ETFs.
Asset Allocation(1)
as of 04/30/2022
Fund Type	Percentage of Net Assets
Domestic Equity Funds	43.4%
International/Global Equity Funds	18.0
Taxable Fixed Income Funds	38.5
Short-Term Investments	0.2
Other Assets & Liabilities	(0.1)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

10

Hartford Multi-Asset Income Fund
 Fund Overview
 April 30, 2022 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2022
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-8.06%	-5.88%	4.21%	6.31%
Class A3	-13.12%	-11.05%	3.04%	5.71%
Class C2	-8.41%	-6.55%	3.46%	5.56%
Class C4	-9.28%	-7.43%	3.46%	5.56%
Class I2	-7.93%	-5.59%	4.53%	6.54%
Class R3[2]	-8.24%	-6.17%	3.92%	6.03%
Class R4[2]	-8.09%	-5.92%	4.18%	6.33%
Class R5[2]	-7.93%	-5.60%	4.50%	6.64%
Class R6[2]	-7.88%	-5.53%	4.60%	6.73%
Class Y2	-7.92%	-5.59%	4.55%	6.70%
Class F2	-7.89%	-5.50%	4.61%	6.58%
55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index[5]	-9.43%	-4.47%	6.98%	7.20%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	1.20%	1.73%
S&P 500 Index	-9.65%	0.21%	13.66%	13.67%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2022, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015.
To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.
Performance information prior to 05/01/2019 includes the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.01%	1.01%
Class C	1.73%	1.73%
Class I	0.70%	0.70%
Class R3	1.34%	1.34%
Class R4	1.04%	1.04%
Class R5	0.74%	0.74%
Class R6	0.62%	0.62%
Class Y	0.73%	0.73%
Class F	0.62%	0.62%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in Equity Linked Notes (ELNs) are subject to interest, credit, management, counterparty, liquidity, and market risks, and as applicable, foreign security and currency risks. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Restricted securities may be more difficult to sell and price than other securities. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate.

11

Hartford Multi-Asset Income Fund
 Fund Overview – (continued)
 April 30, 2022 (Unaudited)

Composition by Security Type(1)
as of 04/30/2022
Category	Percentage of Net Assets
Equity Securities
Common Stocks	30.9%
Convertible Preferred Stocks	0.3
Equity Linked Securities	5.8
Preferred Stocks	0.3
Total	37.3%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	17.0%
Convertible Bonds	4.0
Corporate Bonds	13.4
Foreign Government Obligations	0.9
Municipal Bonds	1.1
Senior Floating Rate Interests	10.2
U.S. Government Agencies(2)	1.5
U.S. Government Securities	9.9
Total	58.0%
Short-Term Investments	6.6
Other Assets & Liabilities	(1.9)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2022.
12

Hartford Multi-Strategy Funds
Benchmark Glossary (Unaudited)

Bloomberg Corporate Index (reflects no deduction for fees, expenses or taxes) is the Corporate component of the US Credit Index within the Bloomberg US Aggregate Bond Index.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg US Corporate High Yield Bond 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) is the 2% issuer cap component of the Bloomberg US High Yield Index, which is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and non convertible debt registered with the Securities and Exchange Commission.
Bloomberg US TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents US Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index ("BCOM"). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) US Treasury bills.
JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.
MSCI ACWI (All Country World) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.
MSCI ACWI (All Country World) Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI Index, the parent index, which covers mid and large cap securities across developed market and emerging market countries.
MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI ACWI (All Country World) Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of companies that are owners or operators of infrastructure assets.
MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large, mid and small cap stocks across developed countries engaged in the ownership, development and management of specific core property type real estate.
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.

13

Hartford Multi-Strategy Funds
Benchmark Glossary (Unaudited) – (continued)

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
14

Hartford Multi-Strategy Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2021 through April 30, 2022. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
The Hartford Balanced Income Fund
Class A	$ 1,000.00	$ 930.10	$ 4.07	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class C	$ 1,000.00	$ 926.60	$ 7.69	$ 1,000.00	$ 1,016.81	$ 8.05	1.61%
Class I	$ 1,000.00	$ 931.20	$ 2.92	$ 1,000.00	$ 1,021.77	$ 3.06	0.61%
Class R3	$ 1,000.00	$ 928.10	$ 5.88	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%
Class R4	$ 1,000.00	$ 929.40	$ 4.50	$ 1,000.00	$ 1,020.13	$ 4.71	0.94%
Class R5	$ 1,000.00	$ 930.80	$ 3.06	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
Class R6	$ 1,000.00	$ 931.80	$ 2.54	$ 1,000.00	$ 1,022.17	$ 2.66	0.53%
Class Y	$ 1,000.00	$ 931.30	$ 3.07	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
Class F	$ 1,000.00	$ 931.60	$ 2.54	$ 1,000.00	$ 1,022.17	$ 2.66	0.53%
Hartford AARP Balanced Retirement Fund
Class A	$ 1,000.00	$ 976.50	$ 4.16	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class C	$ 1,000.00	$ 972.90	$ 7.82	$ 1,000.00	$ 1,016.86	$ 8.00	1.60%
Class I	$ 1,000.00	$ 978.00	$ 2.70	$ 1,000.00	$ 1,022.07	$ 2.76	0.55%
Class R3	$ 1,000.00	$ 975.50	$ 5.24	$ 1,000.00	$ 1,019.49	$ 5.36	1.07%
Class R4	$ 1,000.00	$ 976.90	$ 3.77	$ 1,000.00	$ 1,020.98	$ 3.86	0.77%
Class R5	$ 1,000.00	$ 978.50	$ 2.16	$ 1,000.00	$ 1,022.61	$ 2.21	0.44%
Class R6	$ 1,000.00	$ 979.10	$ 1.62	$ 1,000.00	$ 1,023.21	$ 1.66	0.33%
Class Y	$ 1,000.00	$ 978.50	$ 2.16	$ 1,000.00	$ 1,022.61	$ 2.21	0.44%
Class F	$ 1,000.00	$ 978.90	$ 1.67	$ 1,000.00	$ 1,023.11	$ 1.71	0.34%
15

Hartford Multi-Strategy Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
The Hartford Checks and Balances Fund
Class A	$ 1,000.00	$ 915.50	$ 1.76	$ 1,000.00	$ 1,022.96	$ 1.86	0.37%
Class C	$ 1,000.00	$ 912.30	$ 5.45	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class I	$ 1,000.00	$ 916.70	$ 0.67	$ 1,000.00	$ 1,024.10	$ 0.70	0.14%
Class R3	$ 1,000.00	$ 914.30	$ 3.51	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class R4	$ 1,000.00	$ 915.70	$ 2.09	$ 1,000.00	$ 1,022.61	$ 2.21	0.44%
Class R5	$ 1,000.00	$ 916.80	$ 0.76	$ 1,000.00	$ 1,024.05	$ 0.80	0.16%
Class F	$ 1,000.00	$ 918.00	$ 0.19	$ 1,000.00	$ 1,024.60	$ 0.20	0.04%
The Hartford Conservative Allocation Fund
Class A	$ 1,000.00	$ 909.50	$ 2.75	$ 1,000.00	$ 1,021.92	$ 2.91	0.58%
Class C	$ 1,000.00	$ 905.30	$ 6.47	$ 1,000.00	$ 1,018.00	$ 6.85	1.37%
Class I	$ 1,000.00	$ 910.40	$ 1.56	$ 1,000.00	$ 1,023.16	$ 1.66	0.33%
Class R3	$ 1,000.00	$ 908.20	$ 4.49	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class R4	$ 1,000.00	$ 909.20	$ 3.08	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class R5	$ 1,000.00	$ 910.60	$ 1.66	$ 1,000.00	$ 1,023.06	$ 1.76	0.35%
Class F	$ 1,000.00	$ 911.30	$ 1.14	$ 1,000.00	$ 1,023.60	$ 1.20	0.24%
The Hartford Global Real Asset Fund (Consolidated)
Class A	$ 1,000.00	$ 1,040.80	$ 6.32	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Class C	$ 1,000.00	$ 1,036.50	$ 10.10	$ 1,000.00	$ 1,014.88	$ 9.99	2.00%
Class I	$ 1,000.00	$ 1,041.30	$ 5.06	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class R3	$ 1,000.00	$ 1,038.80	$ 7.58	$ 1,000.00	$ 1,017.36	$ 7.50	1.50%
Class R4	$ 1,000.00	$ 1,040.10	$ 6.07	$ 1,000.00	$ 1,018.89	$ 6.01	1.20%
Class R5	$ 1,000.00	$ 1,041.20	$ 4.81	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class R6(1)	$ 1,000.00	$ 995.50	$ 1.50(2)	$ 1,000.00	$ 1,019.29	$ 4.51(3)	0.90%
Class Y	$ 1,000.00	$ 1,042.60	$ 4.56	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Class F	$ 1,000.00	$ 1,042.50	$ 4.56	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
The Hartford Growth Allocation Fund
Class A	$ 1,000.00	$ 892.60	$ 2.44	$ 1,000.00	$ 1,022.22	$ 2.61	0.52%
Class C	$ 1,000.00	$ 888.90	$ 6.27	$ 1,000.00	$ 1,018.15	$ 6.71	1.34%
Class I	$ 1,000.00	$ 894.10	$ 1.17	$ 1,000.00	$ 1,023.55	$ 1.25	0.25%
Class R3	$ 1,000.00	$ 891.10	$ 4.03	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class R4	$ 1,000.00	$ 893.10	$ 2.68	$ 1,000.00	$ 1,021.97	$ 2.86	0.57%
Class R5	$ 1,000.00	$ 894.40	$ 1.22	$ 1,000.00	$ 1,023.51	$ 1.30	0.26%
Class F	$ 1,000.00	$ 894.70	$ 0.75	$ 1,000.00	$ 1,024.00	$ 0.80	0.16%
Hartford Moderate Allocation Fund
Class A	$ 1,000.00	$ 900.20	$ 2.45	$ 1,000.00	$ 1,022.22	$ 2.61	0.52%
Class C	$ 1,000.00	$ 896.70	$ 6.25	$ 1,000.00	$ 1,018.20	$ 6.66	1.33%
Class I	$ 1,000.00	$ 901.60	$ 1.23	$ 1,000.00	$ 1,023.51	$ 1.30	0.26%
Class R3	$ 1,000.00	$ 898.00	$ 4.14	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class R4	$ 1,000.00	$ 899.30	$ 2.73	$ 1,000.00	$ 1,021.92	$ 2.91	0.58%
Class R5	$ 1,000.00	$ 901.70	$ 1.23	$ 1,000.00	$ 1,023.51	$ 1.30	0.26%
Class F	$ 1,000.00	$ 901.80	$ 0.80	$ 1,000.00	$ 1,023.95	$ 0.85	0.17%
16

Hartford Multi-Strategy Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses paid during the period November 1, 2021 through April 30, 2022	Annualized expense ratio
Hartford Multi-Asset Income Fund
Class A	$ 1,000.00	$ 919.40	$ 4.81	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class C	$ 1,000.00	$ 915.90	$ 8.36	$ 1,000.00	$ 1,016.07	$ 8.80	1.76%
Class I	$ 1,000.00	$ 920.70	$ 3.48	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class R3	$ 1,000.00	$ 917.60	$ 6.32	$ 1,000.00	$ 1,018.20	$ 6.66	1.33%
Class R4	$ 1,000.00	$ 919.10	$ 5.00	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class R5	$ 1,000.00	$ 920.70	$ 3.52	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class R6	$ 1,000.00	$ 921.20	$ 3.05	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
Class Y	$ 1,000.00	$ 920.80	$ 3.52	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class F	$ 1,000.00	$ 921.10	$ 3.00	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%

(1)	Inception date of The Hartford Global Real Asset Fund Class R6 shares was February 28, 2022.
(2)	Expenses paid during the period February 28, 2022 through April 30, 2022.
(3)	Please note that while Class R6 shares commenced operations on February 28, 2022, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that the annualized expense ratio for Class R6 shares was in effect during the period November 1, 2021 to April 30, 2022.
17

The Hartford Balanced Income Fund
Schedule of Investments
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Airlines - 0.0%
$ 1,499,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 1,218,837
	Healthcare - Products - 0.1%
1,379,000	Insulet Corp. 0.38%, 09/01/2026	1,696,170
2,200,000	NuVasive, Inc. 0.38%, 03/15/2025	2,051,500
		3,747,670
	Machinery-Diversified - 0.0%
433,000	Middleby Corp. 1.00%, 09/01/2025	565,335
	Oil & Gas - 0.0%
800,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	1,760,800
	Retail - 0.0%
1,600,000	Shake Shack, Inc. 0.00%, 03/01/2028(2)	1,232,800
	Software - 0.0%
2,226,000	Western Digital Corp. 1.50%, 02/01/2024	2,136,960
	Total Convertible Bonds (cost $10,368,149)	$ 10,662,402
CORPORATE BONDS - 42.0%
	Advertising - 0.0%
2,985,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,731,275
	Aerospace/Defense - 1.1%
	Boeing Co.
7,000,000	3.25%, 02/01/2035	5,622,788
2,655,000	3.75%, 02/01/2050	2,038,457
2,450,000	3.90%, 05/01/2049	1,943,506
13,025,000	5.04%, 05/01/2027	13,223,963
6,350,000	5.71%, 05/01/2040	6,357,739
9,000,000	5.81%, 05/01/2050	9,052,165
	L3Harris Technologies, Inc.
22,890,000	3.85%, 06/15/2023	23,081,086
7,545,000	4.40%, 06/15/2028	7,553,234
6,025,000	Lockheed Martin Corp. 4.50%, 05/15/2036	6,225,386
	Northrop Grumman Corp.
3,200,000	3.25%, 01/15/2028	3,073,923
5,215,000	4.03%, 10/15/2047	4,807,441
	Raytheon Technologies Corp.
11,255,000	2.38%, 03/15/2032	9,686,630
8,455,000	3.03%, 03/15/2052	6,547,692
5,000,000	3.75%, 11/01/2046	4,435,895
1,925,000	4.50%, 06/01/2042	1,911,651
3,425,000	4.63%, 11/16/2048	3,500,191
	Teledyne Technologies, Inc.
24,370,000	0.95%, 04/01/2024	23,176,326
2,270,000	1.60%, 04/01/2026	2,058,720
17,800,000	2.75%, 04/01/2031	15,420,236
	TransDigm, Inc.
3,750,000	5.50%, 11/15/2027	3,438,713
4,970,000	6.25%, 03/15/2026(1)	4,951,363
505,000	8.00%, 12/15/2025(1)	524,884
		158,631,989
	Agriculture - 0.7%
	Altria Group, Inc.
8,645,000	3.88%, 09/16/2046	6,526,276
3,970,000	5.38%, 01/31/2044(3)	3,728,509
	BAT Capital Corp.
35,610,000	2.26%, 03/25/2028	30,442,315
8,515,000	3.22%, 09/06/2026	8,056,379
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Agriculture - 0.7% - (continued)
$ 5,395,000	3.46%, 09/06/2029	$ 4,811,550
6,055,000	4.74%, 03/16/2032	5,690,565
	Cargill, Inc.
20,370,000	2.13%, 11/10/2031(1)	17,323,019
7,945,000	4.00%, 06/22/2032	7,863,630
1,305,000	4.38%, 04/22/2052(1)	1,306,089
	Imperial Brands Finance plc
6,455,000	3.50%, 02/11/2023(1)	6,452,696
10,360,000	3.75%, 07/21/2022(1)	10,363,308
		102,564,336
	Airlines - 0.0%
201	Continental Airlines, Inc. 6.90%, 10/19/2023	201
	Apparel - 0.0%
555,000	Crocs, Inc. 4.13%, 08/15/2031(1)	442,923
4,675,000	NIKE, Inc. 3.25%, 03/27/2040	4,151,246
		4,594,169
	Auto Manufacturers - 0.5%
505,000	Ford Motor Co. 4.35%, 12/08/2026	484,800
	Ford Motor Credit Co. LLC
6,930,000	2.30%, 02/10/2025	6,435,891
1,130,000	2.90%, 02/16/2028	971,800
2,040,000	3.35%, 11/01/2022	2,040,632
4,510,000	3.37%, 11/17/2023	4,442,350
2,635,000	3.38%, 11/13/2025	2,483,659
435,000	3.66%, 09/08/2024	420,863
1,105,000	4.13%, 08/04/2025	1,060,800
930,000	4.38%, 08/06/2023	930,558
3,200,000	4.54%, 08/01/2026	3,060,000
885,000	4.95%, 05/28/2027	861,910
2,690,000	5.13%, 06/16/2025	2,683,275
2,055,000	5.58%, 03/18/2024	2,078,098
6,235,000	General Motors Co. 5.15%, 04/01/2038	5,883,595
	General Motors Financial Co., Inc.
19,670,000	1.50%, 06/10/2026	17,523,046
1,500,000	2.40%, 04/10/2028	1,308,631
7,985,000	3.50%, 11/07/2024	7,900,747
4,245,000	4.35%, 01/17/2027	4,192,227
16,350,000	Hyundai Capital America 2.10%, 09/15/2028(1)	14,045,608
		78,808,490
	Auto Parts & Equipment - 0.0%
	Adient Global Holdings Ltd.
EUR 1,930,000	3.50%, 08/15/2024(4)	1,913,891
$ 3,665,000	4.88%, 08/15/2026(1)	3,268,190
		5,182,081
	Beverages - 0.9%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
15,055,000	4.70%, 02/01/2036	14,922,591
10,971,000	4.90%, 02/01/2046	10,838,287
	Anheuser-Busch InBev Worldwide, Inc.
9,174,000	3.75%, 07/15/2042	7,782,002
3,440,000	4.38%, 04/15/2038	3,292,268
7,750,000	4.60%, 04/15/2048	7,319,728
6,130,000	4.75%, 04/15/2058	5,782,035
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(1)	5,831,437
9,960,000	4.45%, 05/15/2025(1)	9,985,891
5,365,000	5.15%, 05/15/2038(1)	5,368,349

The accompanying notes are an integral part of these financial statements.
18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Beverages - 0.9% - (continued)
	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
$ 2,289,000	5.25%, 04/27/2029(1)	$ 2,180,273
370,000	5.25%, 04/27/2029(4)	352,425
	Coca-Cola Co.
10,000,000	2.50%, 06/01/2040	8,028,118
2,270,000	3.00%, 03/05/2051	1,864,022
	Constellation Brands, Inc.
1,585,000	3.15%, 08/01/2029	1,455,781
7,893,000	3.60%, 02/15/2028	7,608,084
10,297,000	Diageo Capital plc 2.00%, 04/29/2030	8,976,434
12,500,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	12,212,659
	Pernod Ricard International Finance LLC
18,810,000	1.25%, 04/01/2028(1)(3)	16,101,164
9,595,000	1.63%, 04/01/2031(1)	7,772,945
		137,674,493
	Biotechnology - 0.4%
	Amgen, Inc.
3,570,000	3.15%, 02/21/2040	2,884,989
2,745,000	3.35%, 02/22/2032	2,534,407
	CSL Finance plc Co.
1,660,000	4.25%, 04/27/2032	1,647,679
1,700,000	4.63%, 04/27/2042	1,673,673
	Gilead Sciences, Inc.
7,060,000	1.20%, 10/01/2027	6,137,076
3,965,000	2.60%, 10/01/2040	2,978,979
5,000,000	3.65%, 03/01/2026	4,969,663
	Royalty Pharma plc
8,060,000	1.75%, 09/02/2027	7,067,589
4,220,000	2.15%, 09/02/2031	3,398,027
16,060,000	2.20%, 09/02/2030	13,415,158
5,975,000	3.35%, 09/02/2051	4,268,405
1,570,000	3.55%, 09/02/2050	1,158,808
		52,134,453
	Chemicals - 0.4%
	Braskem Idesa SAPI
1,760,000	6.99%, 02/20/2032(1)	1,579,371
585,000	6.99%, 02/20/2032(4)	524,961
	Braskem Netherlands Finance B.V.
800,000	4.50%, 01/10/2028(4)	753,448
1,915,000	4.50%, 01/31/2030(4)	1,722,083
2,510,000	Ecolab, Inc. 2.70%, 12/15/2051	1,905,694
6,360,000	EI du Pont de Nemours and Co. 1.70%, 07/15/2025	6,004,370
2,300,000	GC Treasury Centre Co., Ltd. 4.40%, 03/30/2032(1)	2,188,822
26,575,000	International Flavors & Fragrances, Inc. 1.83%, 10/15/2027(1)	23,440,325
1,075,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)	929,875
	OCP S.A.
980,000	3.75%, 06/23/2031(1)	828,643
565,000	3.75%, 06/23/2031(4)	477,738
2,979,000	4.50%, 10/22/2025(4)	2,980,013
2,165,000	5.13%, 06/23/2051(4)	1,673,025
1,376,000	5.13%, 06/23/2051(1)	1,063,318
855,000	5.63%, 04/25/2024(4)	876,375
340,000	6.88%, 04/25/2044(4)	327,250
	Sherwin-Williams Co.
6,835,000	2.90%, 03/15/2052	4,983,169
1,740,000	4.50%, 06/01/2047	1,665,416
1,745,000	Valvoline, Inc. 3.63%, 06/15/2031(1)	1,417,813
		55,341,709
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Commercial Banks - 8.4%
$ 7,500,000	ABN Amro Bank N.V. 1.54%, 06/16/2027, (1.54% fixed rate until 06/16/2026; 12 mo. USD CMT + 0.800% thereafter)(1)(5)	$ 6,701,545
200,000	ADCB Finance Cayman Ltd. 4.50%, 03/06/2023(4)	201,900
	Banco de Credito del Peru S.A.
1,200,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(5)	1,093,812
418,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(4)(5)	381,011
	Banco do Brasil S.A.
425,000	3.25%, 09/30/2026(4)	395,254
1,300,000	4.88%, 01/11/2029(1)	1,261,650
	Bancolombia S.A.
1,380,000	3.00%, 01/29/2025	1,296,469
835,000	4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(5)	781,744
1,975,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(5)	1,698,733
1,965,000	Bank Hapoalim BM 3.26%, 01/21/2032, (3.26% fixed rate until 01/21/2027; 5 year USD CMT + 2.155% thereafter)(1)(4)(5)	1,768,500
1,610,000	Bank Leumi Le-Israel BM 3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(4)(5)	1,473,150
	Bank of America Corp.
3,640,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 3 mo. USD SOFR + 1.530% thereafter)(5)	2,977,690
7,000,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(5)	5,787,809
16,525,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 year USD CMT + 1.200% thereafter)(5)	13,248,822
28,505,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(5)	24,472,733
5,445,000	2.55%, 02/04/2028, (2.55% fixed rate until 02/04/2027; 3 mo. USD SOFR + 1.050% thereafter)(5)	5,033,893
8,400,000	2.65%, 03/11/2032, (2.65% fixed rate until 03/11/2031; 3 mo. USD SOFR + 1.220% thereafter)(5)	7,201,126
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 3 mo. USD SOFR + 1.930% thereafter)(5)	6,598,105
35,110,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 3 mo. USD SOFR + 1.330% thereafter)(5)	30,646,018
3,733,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(5)	3,724,688
5,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.090% thereafter)(5)	5,165,046

The accompanying notes are an integral part of these financial statements.
19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Commercial Banks - 8.4% - (continued)
$ 7,740,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(5)	$ 6,339,825
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.575% thereafter)(5)	6,373,505
5,015,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(5)	5,027,831
12,045,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(5)	10,874,665
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.814% thereafter)(5)	3,063,529
8,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.520% thereafter)(5)	8,430,601
9,525,000	7.75%, 05/14/2038	12,237,175
	Bank of Nova Scotia
13,960,000	0.65%, 07/31/2024	13,090,154
24,670,000	1.95%, 02/02/2027	22,527,805
	Barclays plc
12,000,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(5)	11,449,570
3,220,000	2.67%, 03/10/2032, (2.67% fixed rate until 03/10/2031; 12 mo. USD CMT + 1.200% thereafter)(5)	2,685,890
	BNP Paribas S.A.
2,365,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(5)	2,104,520
20,555,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 3 mo. USD SOFR + 1.609% thereafter)(1)(5)	17,707,252
5,125,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(5)	4,379,099
13,725,000	2.87%, 04/19/2032, (2.87% fixed rate until 04/19/2031; 3 mo. USD SOFR + 1.387% thereafter)(1)(5)	11,657,295
15,000,000	4.63%, 01/12/2027, (4.63% fixed rate until 01/12/2027; 5 year USD CMT + 3.196% thereafter)(1)(3)(5)(6)	13,568,100
	BPCE S.A.
17,135,000	1.00%, 01/20/2026(1)	15,335,198
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(1)(5)	2,775,181
2,750,000	3.00%, 05/22/2022(1)	2,751,961
1,135,000	4.00%, 09/12/2023(1)	1,141,356
	Citigroup, Inc.
8,335,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(5)	7,861,874
38,630,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(5)	34,514,667
10,515,000	1.28%, 11/03/2025, (1.28% fixed rate until 11/03/2024; 3 mo. USD SOFR + 0.528% thereafter)(5)	9,837,544
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Commercial Banks - 8.4% - (continued)
$ 10,800,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD SOFR + 0.770% thereafter)(5)	$ 9,620,681
2,555,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(5)	2,159,311
2,450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 3 mo. USD SOFR + 1.280% thereafter)(5)	2,304,760
3,770,000	3.20%, 10/21/2026	3,642,203
24,410,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(5)	24,031,712
7,325,000	4.30%, 11/20/2026	7,313,389
5,180,000	4.45%, 09/29/2027	5,144,257
5,350,000	4.60%, 03/09/2026	5,391,584
7,931,000	Credit Agricole S.A. 1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(1)(5)	7,367,455
	Credit Suisse Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(5)	5,952,637
3,155,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(5)	2,644,656
9,725,000	4.21%, 06/12/2024, (4.21% fixed rate until 06/12/2023; 3 mo. USD LIBOR + 1.240% thereafter)(1)(5)	9,743,194
4,160,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(4)(5)(6)	4,034,152
	Danske Bank A/S
6,504,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(5)	5,913,141
587,000	4.38%, 06/12/2028(1)	569,015
	Deutsche Bank AG
18,135,000	0.90%, 05/28/2024	17,124,357
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(5)	20,218,646
11,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 3 mo. USD SOFR + 1.318% thereafter)(5)	10,093,326
9,690,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 3 mo. USD SOFR + 2.257% thereafter)(5)	7,925,212
5,820,000	Fifth Third Bancorp 4.06%, 04/25/2028	5,784,179
	Goldman Sachs Group, Inc.
30,010,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(5)	26,858,201
8,120,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(5)	7,254,022
11,615,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(5)	9,394,476
18,610,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(5)	15,399,330

The accompanying notes are an integral part of these financial statements.
20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Commercial Banks - 8.4% - (continued)
$ 9,325,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(5)	$ 7,896,889
9,040,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 1.410% thereafter)(5)	7,905,190
28,540,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(5)	28,092,609
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 3 mo. USD SOFR + 1.632% thereafter)(5)	3,476,265
6,345,000	3.50%, 01/23/2025	6,289,531
14,867,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(5)	13,608,481
5,000,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(5)	4,890,112
2,015,000	Grupo Aval Ltd. 4.75%, 09/26/2022(4)	2,018,627
	HSBC Holdings plc
4,765,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(5)	4,469,054
11,240,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(5)	9,997,138
17,355,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(5)	14,636,014
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(5)	4,511,569
5,000,000	4.04%, 03/13/2028, (4.04% fixed rate until 03/13/2027; 3 mo. USD LIBOR + 1.546% thereafter)(5)	4,841,456
7,245,000	4.25%, 03/14/2024	7,286,764
6,755,000	4.30%, 03/08/2026	6,768,244
12,695,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(5)	12,554,210
15,115,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(5)	14,313,894
4,440,000	6.80%, 06/01/2038	5,008,603
1,205,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(4)	1,243,144
7,315,000	ING Groep N.V. 1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(5)	6,586,412
2,985,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(1)	2,988,731
	JP Morgan Chase & Co.
15,755,000	0.82%, 06/01/2025, (0.82% fixed rate until 06/01/2024; 3 mo. USD SOFR + 0.540% thereafter)(5)	14,828,958
22,080,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(3)(5)	19,623,054
15,000,000	1.56%, 12/10/2025, (1.56% fixed rate until 12/10/2024; 3 mo. USD SOFR + 0.605% thereafter)(5)	14,126,511
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Commercial Banks - 8.4% - (continued)
$ 15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(5)	$ 14,759,311
13,765,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(5)	11,668,748
4,500,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(5)	3,857,650
11,585,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD SOFR + 1.510% thereafter)(5)	10,300,822
14,155,000	2.95%, 02/24/2028, (2.95% fixed rate until 02/24/2027; 3 mo. USD SOFR + 1.170% thereafter)(5)	13,337,619
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(5)	2,397,818
6,860,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(5)	5,510,725
4,500,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(5)	3,644,287
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(5)	9,359,820
16,765,000	3.33%, 04/22/2052, (3.33% fixed rate until 04/22/2051; 3 mo. USD SOFR + 1.580% thereafter)(5)	13,418,598
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.360% thereafter)(5)	5,790,807
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.380% thereafter)(5)	13,771,412
2,251,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(5)	2,261,837
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.580% thereafter)(5)	3,777,481
17,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(5)	17,612,921
6,000,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(5)	5,986,113
2,580,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(5)	2,597,453
10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(1)(5)	9,582,818
1,800,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(4)(5)	1,628,100
	Morgan Stanley
21,340,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(5)	19,060,825

The accompanying notes are an integral part of these financial statements.
21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Commercial Banks - 8.4% - (continued)
$ 14,250,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(5)	$ 11,438,672
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(5)	6,290,944
12,660,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(5)	10,463,044
9,795,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 3 mo. USD SOFR + 1.360% thereafter)(5)	7,846,377
4,950,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(5)	4,167,359
7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(5)	7,581,861
8,665,000	3.13%, 07/27/2026	8,308,441
6,000,000	3.22%, 04/22/2042, (3.22% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.485% thereafter)(5)	4,941,020
5,000,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 3 mo. USD SOFR + 3.120% thereafter)(5)	4,683,434
2,935,000	3.70%, 10/23/2024	2,941,699
6,880,000	3.74%, 04/24/2024, (3.74% fixed rate until 04/24/2023; 3 mo. USD LIBOR + 0.847% thereafter)(5)	6,885,544
9,690,000	4.00%, 07/23/2025	9,686,300
13,335,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 3 mo. USD SOFR + 1.610% thereafter)(5)	13,242,912
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.431% thereafter)(5)	16,355,639
5,095,000	Natwest Group plc 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(5)	4,533,313
	QNB Finance Ltd.
600,000	1.63%, 09/22/2025(4)	559,452
970,000	2.63%, 05/12/2025(4)	939,639
6,970,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	6,989,905
1,855,000	Shinhan Bank Co., Ltd. 4.38%, 04/13/2032(1)	1,819,199
15,570,000	Societe Generale S.A. 1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(5)	13,751,495
7,165,000	Standard Chartered plc 1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(5)	6,373,631
11,680,000	Truist Bank 2.25%, 03/11/2030	10,104,476
4,360,000	Truist Financial Corp. 1.89%, 06/07/2029, (1.89% fixed rate until 06/07/2028; 3 mo. USD SOFR + 0.862% thereafter)(5)	3,823,243
7,890,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(5)	6,954,496
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Commercial Banks - 8.4% - (continued)
$ 2,235,000	United Overseas Bank Ltd. 3.86%, 10/07/2032(3)	$ 2,179,059
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	2,781,436
	Wells Fargo & Co.
19,030,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(5)	18,285,631
8,925,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 3 mo. USD SOFR + 2.530% thereafter)(5)	7,190,215
35,785,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(5)	32,555,682
17,845,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(5)	17,145,925
6,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310% thereafter)(5)	6,236,021
12,485,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(5)	12,411,499
880,000	4.40%, 06/14/2046	818,400
690,000	4.65%, 11/04/2044	660,531
2,280,000	4.75%, 12/07/2046	2,239,451
3,026,000	4.90%, 11/17/2045	2,961,507
4,490,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(5)	4,698,593
1,475,000	5.38%, 11/02/2043	1,542,283
4,408,000	5.61%, 01/15/2044	4,716,912
		1,238,920,056
	Commercial Services - 0.7%
530,000	Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l 4.63%, 06/01/2028(1)	469,050
5,595,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	4,981,220
4,495,000	Duke University 2.83%, 10/01/2055	3,499,518
19,085,000	Equifax, Inc. 2.60%, 12/01/2024	18,595,504
2,500,000	Georgetown University 2.25%, 04/01/2030	2,234,063
	Global Payments, Inc.
25,405,000	1.20%, 03/01/2026	22,837,456
1,990,000	2.15%, 01/15/2027	1,805,895
7,750,000	2.65%, 02/15/2025	7,482,551
9,000,000	2.90%, 05/15/2030	7,931,723
3,020,000	4.45%, 06/01/2028	3,008,934
3,595,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)(3)	3,522,022
1,035,000	Moody's Corp 2.55%, 08/18/2060	655,470
	Nielsen Finance LLC / Nielsen Finance Co.
2,875,000	4.50%, 07/15/2029(1)	2,716,875
1,960,000	5.63%, 10/01/2028(1)	1,899,338
	S&P Global, Inc.
9,860,000	2.90%, 03/01/2032(1)	8,916,228
9,500,000	4.75%, 08/01/2028(1)	9,863,885
	Service Corp. International
775,000	4.63%, 12/15/2027	751,750
550,000	5.13%, 06/01/2029	542,535

The accompanying notes are an integral part of these financial statements.
22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Commercial Services - 0.7% - (continued)
$ 3,127,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	$ 2,388,614
4,915,000	United Rentals North America, Inc. 4.88%, 01/15/2028	4,782,590
		108,885,221
	Construction Materials - 0.1%
	Builders FirstSource, Inc.
555,000	4.25%, 02/01/2032(1)	473,831
2,880,000	5.00%, 03/01/2030(1)	2,664,000
3,015,000	Carrier Global Corp. 2.49%, 02/15/2027	2,805,763
2,971,000	Johnson Controls International plc 4.63%, 07/02/2044	2,891,371
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	3,818,872
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(1)	1,296,645
2,105,000	4.75%, 01/15/2028(1)	1,936,600
1,255,000	Victors Merger Corp. 6.38%, 05/15/2029(1)	762,412
		16,649,494
	Distribution/Wholesale - 0.0%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,067,712
285,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	296,400
2,690,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	2,605,615
		3,969,727
	Diversified Financial Services - 0.9%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
15,095,000	2.45%, 10/29/2026	13,442,550
5,830,000	3.40%, 10/29/2033	4,791,922
1,835,000	AGFC Capital Trust 2.79%, 01/15/2067, 3 mo. USD LIBOR + 1.750%(1)(7)(8)	1,069,479
11,935,000	American Express Co. 2.55%, 03/04/2027	11,276,008
1,795,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	1,720,938
	Capital One Financial Corp.
27,550,000	3.65%, 05/11/2027	26,743,362
2,675,000	3.80%, 01/31/2028	2,573,566
200,000	CDBL Funding 2.00%, 03/04/2026(4)	185,003
	Credit Acceptance Corp.
1,585,000	5.13%, 12/31/2024(1)	1,565,996
1,325,000	6.63%, 03/15/2026(3)	1,338,250
3,470,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	3,461,325
	goeasy Ltd.
520,000	4.38%, 05/01/2026(1)	482,300
3,675,000	5.38%, 12/01/2024(1)	3,601,500
	Gtlk Europe Capital DAC
1,410,000	4.65%, 03/10/2027(4)	197,400
1,300,000	4.80%, 02/26/2028(4)	182,000
2,855,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	2,255,450
3,470,000	Intercontinental Exchange, Inc. 2.65%, 09/15/2040	2,677,357
	LD Holdings Group LLC
1,000,000	6.13%, 04/01/2028(1)	775,000
3,740,000	6.50%, 11/01/2025(1)	3,085,500
	LSEGA Financing plc
6,950,000	1.38%, 04/06/2026(1)	6,290,980
5,685,000	2.00%, 04/06/2028(1)	5,029,154
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Diversified Financial Services - 0.9% - (continued)
$ 9,615,000	2.50%, 04/06/2031(1)	$ 8,399,190
4,270,000	Mastercard, Inc. 2.95%, 03/15/2051	3,477,601
1,805,000	Nasdaq, Inc. 3.85%, 06/30/2026	1,811,713
1,865,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(1)	1,622,550
360,000	Navient Corp. 5.63%, 08/01/2033	284,400
	OneMain Finance Corp.
540,000	3.50%, 01/15/2027	474,401
1,060,000	3.88%, 09/15/2028	901,000
2,410,000	4.00%, 09/15/2030(3)	1,972,989
5,045,000	5.38%, 11/15/2029	4,540,500
575,000	6.13%, 03/15/2024	577,202
980,000	6.88%, 03/15/2025	987,350
990,000	7.13%, 03/15/2026	1,002,375
	PennyMac Financial Services, Inc.
2,405,000	4.25%, 02/15/2029(1)	1,933,452
3,245,000	5.38%, 10/15/2025(1)	3,066,525
1,170,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/2033(1)	937,346
3,375,000	SLM Corp. 3.13%, 11/02/2026	3,078,675
285,000	Synchrony Financial 2.88%, 10/28/2031	232,374
	United Wholesale Mortgage LLC
4,425,000	5.50%, 04/15/2029(1)	3,672,750
1,080,000	5.75%, 06/15/2027(1)	936,900
500,000	Vistajet Malta / XO Management 7.88%, 05/01/2027	470,350
		133,124,683
	Electric - 4.2%
11,685,000	AES Corp. 3.30%, 07/15/2025(1)	11,314,585
	Alfa Desarrollo S.p.A.
1,356,328	4.55%, 09/27/2051(4)	1,063,429
1,211,724	4.55%, 09/27/2051(1)	950,052
4,115,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	3,568,217
9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	9,121,153
	Berkshire Hathaway Energy Co.
7,650,000	2.85%, 05/15/2051	5,587,501
1,833,000	5.95%, 05/15/2037	2,051,745
6,167,000	6.13%, 04/01/2036	7,011,439
1,140,000	Calpine Corp. 3.75%, 03/01/2031(1)	960,450
	Centrais Eletricas Brasileiras S.A.
805,000	4.63%, 02/04/2030(4)	732,357
395,000	4.63%, 02/04/2030(1)	359,355
	Clearway Energy Operating LLC
4,495,000	3.75%, 02/15/2031(1)	3,865,700
315,000	3.75%, 01/15/2032(1)	266,963
1,235,000	4.75%, 03/15/2028(1)	1,167,075
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029	4,833,316
2,222,000	4.97%, 05/01/2046	2,159,387
5,050,000	Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058	4,747,839
4,700,000	Consolidated Edison, Inc. 3.20%, 12/01/2051	3,715,038
1,930,000	Consorcio Transmantaro S.A. 5.20%, 04/11/2038(1)	1,797,795
	Consumers Energy Co.
831,000	2.50%, 05/01/2060	563,010
6,500,000	3.95%, 07/15/2047	6,141,941
	Dominion Energy, Inc.
4,735,000	3.30%, 04/15/2041	3,928,588
11,710,000	3.90%, 10/01/2025	11,784,782

The accompanying notes are an integral part of these financial statements.
23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Electric - 4.2% - (continued)
$ 3,390,000	7.00%, 06/15/2038	$ 4,111,074
15,420,000	DTE Electric Co. 3.00%, 03/01/2032	14,111,260
	Duke Energy Carolinas LLC
6,965,000	3.20%, 08/15/2049	5,709,383
3,270,000	3.75%, 06/01/2045	2,872,504
3,305,000	3.88%, 03/15/2046	3,003,566
3,000,000	5.30%, 02/15/2040	3,218,901
7,240,000	Duke Energy Corp. 3.30%, 06/15/2041	5,871,346
	Duke Energy Progress LLC
3,460,000	3.40%, 04/01/2032	3,275,656
1,940,000	4.15%, 12/01/2044	1,814,988
6,845,000	4.20%, 08/15/2045	6,400,916
2,730,000	4.38%, 03/30/2044	2,613,197
	Duquesne Light Holdings, Inc.
3,755,000	2.53%, 10/01/2030(1)	3,183,079
7,265,000	2.78%, 01/07/2032(1)	6,205,129
	Edison International
3,542,000	2.40%, 09/15/2022	3,528,889
5,285,000	3.13%, 11/15/2022	5,292,867
1,755,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	1,647,198
15,985,000	Enel Finance International N.V. 1.88%, 07/12/2028(1)	13,987,057
	Evergy, Inc.
5,000,000	2.45%, 09/15/2024	4,840,705
14,501,000	2.90%, 09/15/2029	13,308,591
	Eversource Energy
13,345,000	2.90%, 03/01/2027	12,705,513
7,865,000	3.38%, 03/01/2032	7,171,857
14,905,000	3.80%, 12/01/2023	15,051,396
	Exelon Corp.
2,485,000	4.10%, 03/15/2052(1)	2,213,795
5,557,000	4.70%, 04/15/2050	5,417,082
	FirstEnergy Corp.
495,000	4.40%, 07/15/2027	480,244
4,525,000	7.38%, 11/15/2031	5,201,623
	FirstEnergy Transmission LLC
4,655,000	4.35%, 01/15/2025(1)	4,647,373
2,790,000	5.45%, 07/15/2044(1)	2,746,230
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,192,977
	Georgia Power Co.
7,610,000	2.65%, 09/15/2029	6,861,917
1,955,000	3.70%, 01/30/2050	1,611,253
	Greenko Power II Ltd.
975,000	4.30%, 12/13/2028(1)	858,000
555,000	4.30%, 12/13/2028(4)	488,400
310,000	Interchile S.A. 4.50%, 06/30/2056(4)	271,641
8,683,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	8,639,154
	Israel Electric Corp. Ltd.
5,685,000	4.25%, 08/14/2028(1)(4)	5,642,363
2,405,000	5.00%, 11/12/2024(1)(4)	2,471,354
6,355,000	ITC Holdings Corp. 3.25%, 06/30/2026	6,197,379
1,435,000	Kallpa Generacion S.A. 4.88%, 05/24/2026(4)	1,395,552
1,600,000	Lamar Funding Ltd. 3.96%, 05/07/2025(4)	1,555,206
4,308,000	Metropolitan Edison Co. 4.30%, 01/15/2029(1)	4,331,345
	MidAmerican Energy Co.
10,000,000	4.25%, 07/15/2049	9,732,758
2,598,000	4.40%, 10/15/2044	2,534,718
8,400,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	8,215,323
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Electric - 4.2% - (continued)
$ 970,000	Minejesa Capital B.V. 4.63%, 08/10/2030(4)	$ 881,022
8,685,000	National Rural Utilities Cooperative Finance Corp. 2.75%, 04/15/2032	7,673,673
5,955,000	NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	5,278,758
505,000	NextEra Energy Operating Partners L.P. 4.50%, 09/15/2027(1)	479,750
13,376,000	Niagara MohawkPower Corp. 2.76%, 01/10/2032(1)	11,610,312
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(1)	10,033,616
7,800,000	2.45%, 12/02/2027(1)	6,915,381
5,415,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(4)	5,298,902
	Oncor Electric Delivery Co. LLC
1,590,000	2.70%, 11/15/2051(1)	1,197,584
3,980,000	2.75%, 05/15/2030(1)	3,658,956
	Pacific Gas and Electric Co.
22,815,000	1.37%, 03/10/2023	22,482,696
545,000	2.10%, 08/01/2027	469,959
8,225,000	2.50%, 02/01/2031	6,517,770
8,400,000	3.25%, 06/01/2031	7,054,216
7,740,000	3.50%, 08/01/2050	5,416,914
2,875,000	3.95%, 12/01/2047	2,107,846
6,000,000	4.25%, 08/01/2023	6,024,421
7,685,000	4.40%, 03/01/2032	6,989,777
3,020,000	4.50%, 07/01/2040	2,481,107
12,675,000	4.95%, 07/01/2050	10,598,631
7,490,000	5.25%, 03/01/2052	6,764,712
	PacifiCorp
3,500,000	4.10%, 02/01/2042	3,221,002
9,280,000	4.15%, 02/15/2050	8,636,479
9,625,000	PECO Energy Co. 3.90%, 03/01/2048	8,902,922
7,975,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(1)	7,464,392
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
2,075,000	3.88%, 07/17/2029(4)	1,930,082
1,035,000	5.25%, 05/15/2047(4)	933,032
3,055,000	6.15%, 05/21/2048(4)	3,069,572
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,568,723
8,830,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	8,691,045
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,476,263
10,915,000	4.22%, 03/15/2032	10,387,812
5,110,000	Puget Sound Energy, Inc. 3.25%, 09/15/2049	4,175,788
6,140,000	Rochester Gas and Electric Corp. 1.85%, 12/01/2030(1)	5,166,672
	San Diego Gas & Electric Co.
17,510,000	3.00%, 03/15/2032	15,817,725
2,155,000	3.32%, 04/15/2050	1,764,200
3,800,000	3.70%, 03/15/2052	3,339,354
	Sempra Energy
3,938,000	3.40%, 02/01/2028	3,781,450
2,605,000	3.70%, 04/01/2029	2,505,277
5,300,000	3.80%, 02/01/2038	4,841,605
3,480,000	4.00%, 02/01/2048	3,071,941
	Southern California Edison Co.
5,640,000	2.75%, 02/01/2032	4,891,955
1,295,000	2.95%, 02/01/2051	934,875

The accompanying notes are an integral part of these financial statements.
24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Electric - 4.2% - (continued)
$ 5,760,000	3.45%, 02/01/2052	$ 4,559,445
4,565,000	3.65%, 02/01/2050	3,655,315
4,585,000	4.00%, 04/01/2047	3,933,176
580,000	4.65%, 10/01/2043	555,750
595,000	5.63%, 02/01/2036	620,148
1,775,000	5.95%, 02/01/2038	1,910,152
	Southern Co.
3,000,000	3.25%, 07/01/2026	2,908,877
17,255,000	3.70%, 04/30/2030	16,276,556
5,345,000	4.40%, 07/01/2046	4,887,091
	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak
1,075,000	4.85%, 10/14/2038(4)	1,027,163
780,000	4.85%, 10/14/2038(1)	745,290
493,620	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	513,365
658,750	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	644,383
	Virginia Electric and Power Co.
395,000	2.45%, 12/15/2050	276,989
5,000,000	3.15%, 01/15/2026	4,902,465
2,865,000	3.80%, 09/15/2047	2,598,539
		608,845,349
	Electrical Components & Equipment - 0.0%
1,565,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(1)	1,502,400
	Electronics - 0.1%
9,996,000	Fortive Corp. 3.15%, 06/15/2026	9,800,494
3,282,000	II-VI, Inc. 5.00%, 12/15/2029(1)	3,076,875
4,040,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	3,757,200
		16,634,569
	Energy-Alternate Sources - 0.0%
	Greenko Dutch B.V.
843,900	3.85%, 03/29/2026(1)	767,359
843,900	3.85%, 03/29/2026(4)	767,358
		1,534,717
	Engineering & Construction - 0.1%
2,697,000	Aeropuerto Internacional de Tocumen S.A. 5.13%, 08/11/2061(1)	2,311,329
2,720,070	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(2)	1,817,007
	IHS Holding Ltd.
1,000,000	5.63%, 11/29/2026(1)	950,000
265,000	5.63%, 11/29/2026(4)	251,750
1,295,000	6.25%, 11/29/2028(1)	1,219,760
480,000	6.25%, 11/29/2028(4)	452,112
2,190,000	Interchile S.A. 4.50%, 06/30/2056(1)	1,919,009
	Mexico City Airport Trust
585,000	3.88%, 04/30/2028	546,361
730,000	4.25%, 10/31/2026(4)	697,705
		10,165,033
	Entertainment - 0.2%
	Caesars Entertainment, Inc.
555,000	4.63%, 10/15/2029(1)	475,913
2,345,000	6.25%, 07/01/2025(1)	2,370,490
3,110,000	8.13%, 07/01/2027(1)	3,249,950
775,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(1)	791,469
	Cinemark USA, Inc.
5,270,000	5.25%, 07/15/2028(1)(3)	4,682,658
1,285,000	5.88%, 03/15/2026(1)(3)	1,198,263
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Entertainment - 0.2% - (continued)
	Magallanes, Inc.
$ 3,375,000	3.76%, 03/15/2027(1)	$ 3,254,535
7,920,000	4.28%, 03/15/2032(1)	7,367,599
485,000	5.39%, 03/15/2062(1)	431,854
1,105,000	Penn National Gaming, Inc. 4.13%, 07/01/2029(1)(3)	932,344
3,151,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,969,817
		27,724,892
	Environmental Control - 0.1%
	Clean Harbors, Inc.
2,042,000	4.88%, 07/15/2027(1)	2,001,160
1,700,000	5.13%, 07/15/2029(1)	1,674,500
4,515,000	Republic Services, Inc. 0.88%, 11/15/2025	4,093,548
	Stericycle, Inc.
590,000	3.88%, 01/15/2029(1)	520,291
1,535,000	5.38%, 07/15/2024(1)	1,529,720
		9,819,219
	Food - 0.7%
2,900,000	B&G Foods, Inc. 5.25%, 09/15/2027(3)	2,657,862
	BRF S.A.
1,460,000	4.88%, 01/24/2030(4)	1,299,415
695,000	4.88%, 01/24/2030(1)	618,557
590,000	5.75%, 09/21/2050(4)	463,150
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	6,435,257
22,425,000	4.60%, 11/01/2025	22,708,228
8,410,000	5.30%, 11/01/2038	8,381,419
1,545,000	5.40%, 11/01/2048	1,546,247
4,720,000	Hershey Co. 3.13%, 11/15/2049	3,906,370
11,560,000	JBS Finance Luxembourg S.a.r.l 2.50%, 01/15/2027(1)	10,372,326
	Kraft Heinz Foods Co.
9,425,000	3.00%, 06/01/2026	9,018,916
1,975,000	3.75%, 04/01/2030	1,873,862
1,225,000	4.63%, 01/30/2029	1,230,348
555,000	MARB BondCo plc 3.95%, 01/29/2031(4)	461,027
	Mondelez International, Inc.
4,520,000	2.63%, 03/17/2027	4,266,743
10,185,000	3.00%, 03/17/2032	9,107,805
1,825,000	Performance Food Group, Inc. 4.25%, 08/01/2029(1)	1,621,932
	Post Holdings, Inc.
1,045,000	4.50%, 09/15/2031(1)	869,022
4,270,000	5.63%, 01/15/2028(1)	4,037,285
1,013,000	5.75%, 03/01/2027(1)	999,071
9,005,000	Tyson Foods, Inc. 4.00%, 03/01/2026	9,054,319
		100,929,161
	Forest Products & Paper - 0.0%
	Celulosa Arauco y Constitucion S.A.
870,000	4.50%, 08/01/2024	876,525
610,000	5.15%, 01/29/2050(4)	545,950
350,000	5.15%, 01/29/2050(1)	313,250
305,000	5.50%, 04/30/2049(1)	279,459
	Inversiones CMPC S.A.
560,000	3.85%, 01/13/2030(4)	513,800
370,000	3.85%, 01/13/2030(1)	339,475
		2,868,459

The accompanying notes are an integral part of these financial statements.
25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Gas - 0.2%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
$ 692,000	5.50%, 05/20/2025	$ 681,643
485,000	5.75%, 05/20/2027	476,166
2,738,000	5.88%, 08/20/2026	2,704,103
11,000,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(1)	10,496,888
	NiSource, Inc.
9,340,000	0.95%, 08/15/2025	8,474,957
2,260,000	3.49%, 05/15/2027	2,197,781
3,319,000	3.60%, 05/01/2030	3,106,199
2,768,000	3.95%, 03/30/2048	2,357,395
		30,495,132
	Healthcare - Products - 0.3%
6,550,000	Abbott Laboratories 4.75%, 11/30/2036	7,096,223
4,300,000	Alcon Finance Corp. 2.60%, 05/27/2030(1)	3,703,674
3,090,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,939,486
24,755,000	Baxter International, Inc. 2.54%, 02/01/2032(1)	21,121,056
	Mozart Debt Merger Sub, Inc.
9,050,000	3.88%, 04/01/2029(1)	7,896,125
2,272,000	5.25%, 10/01/2029(1)(3)	1,976,640
		44,733,204
	Healthcare - Services - 1.5%
715,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	677,463
	Anthem, Inc.
2,115,000	1.50%, 03/15/2026	1,947,995
8,480,000	2.55%, 03/15/2031	7,458,256
14,000,000	3.65%, 12/01/2027	13,707,372
	Catalent Pharma Solutions, Inc.
700,000	3.13%, 02/15/2029(1)	607,418
695,000	3.50%, 04/01/2030(1)	604,518
415,000	5.00%, 07/15/2027(1)	402,031
	Centene Corp.
26,280,000	2.45%, 07/15/2028	22,930,614
755,000	4.25%, 12/15/2027	729,466
790,000	4.63%, 12/15/2029	764,325
	CHS/Community Health Systems, Inc.
5,850,000	4.75%, 02/15/2031(1)	4,957,875
1,450,000	5.25%, 05/15/2030(1)	1,271,143
1,235,000	5.63%, 03/15/2027(1)	1,177,254
12,840,000	CommonSpirit Health 2.76%, 10/01/2024	12,577,678
	HCA, Inc.
7,000,000	2.38%, 07/15/2031	5,765,780
200,000	3.50%, 07/15/2051	148,815
5,310,000	4.63%, 03/15/2052(1)	4,649,166
2,950,000	5.13%, 06/15/2039	2,846,087
10,995,000	5.38%, 02/01/2025	11,295,301
1,500,000	5.38%, 09/01/2026	1,535,257
115,000	5.63%, 09/01/2028	118,846
90,000	5.88%, 02/01/2029	93,748
1,131,000	7.50%, 11/15/2095	1,310,546
	Humana, Inc.
8,245,000	2.15%, 02/03/2032	6,795,489
9,920,000	3.70%, 03/23/2029	9,526,275
6,000,000	3.95%, 03/15/2027	5,951,900
	IQVIA, Inc.
EUR 820,000	2.25%, 01/15/2028(1)	777,349
$ 1,390,000	5.00%, 05/15/2027(1)	1,377,240
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Healthcare - Services - 1.5% - (continued)
	Kaiser Foundation Hospitals
$ 8,755,000	2.81%, 06/01/2041	$ 6,944,879
9,130,000	3.00%, 06/01/2051	7,103,926
14,225,000	Laboratory Corp. of America Holdings 2.30%, 12/01/2024	13,828,003
10,660,000	Partners Healthcare System, Inc. 3.19%, 07/01/2049	8,729,924
	Roche Holdings, Inc.
14,000,000	1.93%, 12/13/2028(1)	12,586,686
11,750,000	2.31%, 03/10/2027(1)	11,110,453
5,635,000	2.61%, 12/13/2051(1)	4,257,248
	Sutter Health
3,150,000	1.32%, 08/15/2025	2,920,837
3,645,000	3.16%, 08/15/2040	2,966,888
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,467,665
5,550,000	3.05%, 05/15/2041	4,635,113
6,925,000	3.75%, 07/15/2025	6,991,652
13,530,000	5.80%, 03/15/2036	15,531,181
1,981,000	6.88%, 02/15/2038	2,533,041
		224,612,703
	Home Builders - 0.2%
	Ashton Woods USA LLC / Ashton Woods Finance Co.
1,105,000	4.63%, 08/01/2029(1)	928,200
1,055,000	4.63%, 04/01/2030(1)	863,781
2,990,000	6.63%, 01/15/2028(1)	2,907,267
5,350,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	4,487,312
1,880,000	Empire Communities Corp. 7.00%, 12/15/2025(1)	1,781,300
1,670,000	KB Home 4.80%, 11/15/2029	1,522,289
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,677,816
2,360,000	4.95%, 02/01/2028	2,171,200
2,230,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	2,107,350
	Taylor Morrison Communities, Inc.
1,055,000	5.13%, 08/01/2030(1)	962,688
2,735,000	5.75%, 01/15/2028(1)	2,673,462
2,903,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	2,747,544
		24,830,209
	Household Products - 0.1%
	GSK Consumer Healthcare Capital US LLC
8,115,000	3.38%, 03/24/2029(1)	7,664,849
2,585,000	3.63%, 03/24/2032(1)	2,431,315
		10,096,164
	Household Products/Wares - 0.0%
2,085,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,980,750
	S.C. Johnson & Son, Inc.
2,520,000	4.00%, 05/15/2043(1)	2,319,922
1,840,000	4.75%, 10/15/2046(1)	1,939,180
		6,239,852
	Insurance - 2.5%
1,470,000	ACE Capital Trust 9.70%, 04/01/2030	1,984,500
5,305,000	Acrisure LLC / Acrisure Finance, Inc. 7.00%, 11/15/2025(1)	5,164,683
1,960,000	AIA Group Ltd. 3.20%, 09/16/2040(1)	1,624,613

The accompanying notes are an integral part of these financial statements.
26

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Insurance - 2.5% - (continued)
	American International Group, Inc.
$ 7,510,000	2.50%, 06/30/2025	$ 7,221,854
6,045,000	4.38%, 06/30/2050	5,873,370
5,348,000	4.70%, 07/10/2035	5,466,948
7,660,000	4.80%, 07/10/2045	7,661,192
	Aon Corp. / Aon Global Holdings plc
2,530,000	2.85%, 05/28/2027	2,411,274
920,000	3.90%, 02/28/2052	795,905
	Aon Global Ltd.
3,480,000	3.88%, 12/15/2025	3,506,353
2,300,000	4.25%, 12/12/2042	2,061,586
1,200,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	1,055,352
	Athene Global Funding
7,000,000	2.67%, 06/07/2031(1)	5,920,081
14,500,000	2.72%, 01/07/2029(1)	12,807,481
7,053,000	Athene Holding Ltd. 3.45%, 05/15/2052	5,217,432
	Berkshire Hathaway Finance Corp.
9,315,000	2.88%, 03/15/2032	8,441,943
6,405,000	3.85%, 03/15/2052	5,718,956
	Brighthouse Financial Global Funding
11,075,000	1.20%, 12/15/2023(1)	10,679,216
3,995,000	1.55%, 05/24/2026(1)	3,624,505
	Brighthouse Financial, Inc.
5,850,000	3.85%, 12/22/2051	4,330,375
18,122,000	5.63%, 05/15/2030	18,926,253
10,750,000	CNO Global Funding 2.65%, 01/06/2029(1)	9,554,521
	Corebridge Financial, Inc.
5,800,000	3.85%, 04/05/2029(1)	5,544,918
2,685,000	3.90%, 04/05/2032	2,526,324
	Equitable Financial Life Global Funding
11,465,000	1.10%, 11/12/2024(1)	10,792,322
16,470,000	1.70%, 11/12/2026(1)	14,975,388
6,100,000	1.80%, 03/08/2028(1)	5,348,271
21,555,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	21,464,238
1,355,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	1,357,412
3,980,000	Guardian Life Global Funding 1.25%, 05/13/2026(1)	3,621,650
15,255,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	11,516,305
14,890,000	Lincoln National Corp. 3.40%, 03/01/2032	13,741,301
7,455,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	7,603,929
1,625,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	1,268,184
10,000,000	MassMutual Global Funding II 2.35%, 01/14/2027(1)	9,451,458
13,735,000	Metropolitan Life Global Funding 3.00%, 09/19/2027(1)(3)	13,027,897
16,000,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	13,808,827
2,795,000	MGIC Investment Corp. 5.25%, 08/15/2028	2,623,918
	Nationwide Mutual Insurance Co.
12,700,000	4.35%, 04/30/2050(1)	11,293,699
4,940,000	9.38%, 08/15/2039(1)	7,082,996
14,205,000	New York Life Global Funding 3.00%, 01/10/2028(1)	13,617,462
2,775,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	2,426,529
1,170,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	1,219,725
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Insurance - 2.5% - (continued)
$ 12,790,000	Northwestern Mutual Global Funding 1.70%, 06/01/2028(1)	$ 11,358,373
6,320,000	Pacific Life Global Funding 1.38%, 04/14/2026(1)	5,732,161
	Protective Life Global Funding
10,250,000	1.62%, 04/15/2026(1)	9,478,561
5,215,000	1.65%, 01/13/2025(1)	4,946,779
	Unum Group
865,000	4.00%, 06/15/2029	844,566
13,000,000	4.50%, 12/15/2049	10,934,747
	Willis North America, Inc.
11,435,000	3.60%, 05/15/2024	11,394,140
6,752,000	4.50%, 09/15/2028	6,759,461
		365,809,934
	Internet - 0.4%
7,179,000	Alibaba Group Holding Ltd. 4.00%, 12/06/2037	6,222,346
	Amazon.com, Inc.
15,515,000	3.45%, 04/13/2029	15,305,784
5,165,000	3.88%, 08/22/2037	5,036,917
12,745,000	3.95%, 04/13/2052	12,254,283
4,320,000	4.25%, 08/22/2057	4,311,039
5,535,000	4.95%, 12/05/2044	6,030,429
	Arches Buyer, Inc.
3,364,000	4.25%, 06/01/2028(1)	2,989,755
1,470,000	6.13%, 12/01/2028(1)	1,278,900
3,880,000	Endurance International Group Holdings, Inc. 6.00%, 02/15/2029(1)	3,140,394
4,220,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	3,734,700
	Meituan
736,000	3.05%, 10/28/2030(1)	561,895
635,000	3.05%, 10/28/2030(4)	484,787
1,720,000	Prosus N.V. 3.26%, 01/19/2027(1)	1,539,507
		62,890,736
	Investment Company Security - 0.2%
5,970,000	JAB Holdings B.V. 3.75%, 05/28/2051(1)	4,564,973
28,655,000	Magallanes, Inc. 5.14%, 03/15/2052(1)	25,721,800
		30,286,773
	Iron/Steel - 0.2%
	CSN Resources S.A.
1,885,000	5.88%, 04/08/2032(1)	1,677,650
400,000	7.63%, 04/17/2026(1)	413,520
550,000	JSW Steel Ltd. 3.95%, 04/05/2027(4)	490,393
515,000	Metinvest B.V. 7.65%, 10/01/2027(4)	272,950
	Nucor Corp.
7,685,000	3.13%, 04/01/2032	6,926,559
2,930,000	3.85%, 04/01/2052	2,571,084
4,159,000	Steel Dynamics, Inc. 2.80%, 12/15/2024	4,071,921
	Vale Overseas Ltd.
8,235,000	3.75%, 07/08/2030	7,442,381
8,190,000	6.25%, 08/10/2026	8,617,518
		32,483,976
	IT Services - 1.1%
	Apple, Inc.
15,000,000	1.40%, 08/05/2028	13,153,929
10,895,000	2.38%, 02/08/2041	8,511,484
19,360,000	2.65%, 02/08/2051	14,713,010
12,960,000	2.70%, 08/05/2051	10,014,031
4,545,000	2.95%, 09/11/2049	3,684,707
2,600,000	3.75%, 11/13/2047	2,448,654
1,300,000	3.85%, 05/04/2043	1,230,443

The accompanying notes are an integral part of these financial statements.
27

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	IT Services - 1.1% - (continued)
$ 6,520,000	3.85%, 08/04/2046	$ 6,198,711
2,895,000	4.25%, 02/09/2047	2,923,488
4,420,000	4.38%, 05/13/2045	4,495,869
10,000,000	4.65%, 02/23/2046	10,608,364
	HP, Inc.
9,370,000	2.20%, 06/17/2025	8,905,711
9,370,000	3.00%, 06/17/2027	8,792,509
	International Business Machines Corp.
6,770,000	1.70%, 05/15/2027	6,151,053
4,775,000	2.72%, 02/09/2032	4,235,579
2,590,000	3.43%, 02/09/2052	2,137,494
4,755,000	4.15%, 05/15/2039	4,513,632
1,545,000	4.25%, 05/15/2049	1,458,514
	Kyndryl Holdings, Inc.
560,000	2.70%, 10/15/2028(1)	467,335
6,170,000	3.15%, 10/15/2031(1)	4,800,845
10,065,000	Leidos, Inc. 2.30%, 02/15/2031	8,300,926
	Presidio Holdings, Inc.
3,526,000	4.88%, 02/01/2027(1)	3,346,103
1,375,000	8.25%, 02/01/2028(1)	1,335,359
550,000	Seagate HDD Cayman 3.13%, 07/15/2029	464,568
	SYNNEX Corp.
16,155,000	1.75%, 08/09/2026(1)	14,524,640
15,430,000	2.38%, 08/09/2028(1)	13,431,718
1,768,000	Western Digital Corp. 4.75%, 02/15/2026	1,755,094
		162,603,770
	Leisure Time - 0.1%
	Carnival Corp.
471,000	5.75%, 03/01/2027(1)	426,498
5,640,000	6.00%, 05/01/2029(1)	5,061,900
2,045,000	7.63%, 03/01/2026(1)	2,035,505
5,375,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(1)	4,259,687
2,215,000	NCL Corp. Ltd. 5.88%, 02/15/2027(1)	2,111,427
	Royal Caribbean Cruises Ltd.
540,000	5.38%, 07/15/2027(1)	495,450
5,350,000	5.50%, 08/31/2026(1)	4,977,399
1,600,000	9.13%, 06/15/2023(1)	1,651,736
		21,019,602
	Lodging - 0.2%
525,000	Boyd Gaming Corp. 4.75%, 12/01/2027	496,198
	Las Vegas Sands Corp.
11,005,000	3.50%, 08/18/2026	10,036,249
1,120,000	3.90%, 08/08/2029	963,719
	Sands China Ltd.
1,120,000	2.55%, 03/08/2027(1)	945,762
12,950,000	3.25%, 08/08/2031(1)(3)	9,926,175
1,725,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)(3)	1,690,500
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
1,700,000	5.25%, 05/15/2027(1)(3)	1,566,125
2,660,000	5.50%, 03/01/2025(1)	2,573,550
		28,198,278
	Machinery-Diversified - 0.2%
21,890,000	Otis Worldwide Corp. 2.29%, 04/05/2027(3)	20,151,851
410,000	Rockwell Automation, Inc. 2.80%, 08/15/2061	284,156
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Machinery-Diversified - 0.2% - (continued)
$ 1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	$ 1,377,125
2,205,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	2,131,092
		23,944,224
	Media - 1.7%
965,000	Belo Corp. 7.25%, 09/15/2027	1,061,500
	Cable Onda S.A.
630,000	4.50%, 01/30/2030(4)	589,050
200,000	4.50%, 01/30/2030(1)	187,000
	CCO Holdings LLC / CCO Holdings Capital Corp.
13,200,000	4.25%, 02/01/2031(1)	11,124,960
4,135,000	4.25%, 01/15/2034(1)	3,287,325
1,270,000	4.50%, 08/15/2030(1)	1,108,075
925,000	4.75%, 02/01/2032(1)	796,656
1,325,000	5.00%, 02/01/2028(1)	1,262,275
	Charter Communications Operating LLC / Charter Communications Operating Capital
11,180,000	2.25%, 01/15/2029	9,541,450
1,315,000	3.70%, 04/01/2051	930,380
11,690,000	3.90%, 06/01/2052	8,506,292
8,428,000	4.80%, 03/01/2050	6,924,414
8,240,000	4.91%, 07/23/2025	8,390,469
8,550,000	5.13%, 07/01/2049	7,362,533
10,990,000	5.38%, 05/01/2047	9,857,565
4,595,000	5.75%, 04/01/2048	4,325,696
6,903,000	6.48%, 10/23/2045	6,971,858
	Comcast Corp.
10,334,000	2.89%, 11/01/2051(1)	7,658,496
7,000,000	2.94%, 11/01/2056(1)	5,026,687
7,884,000	2.99%, 11/01/2063(1)	5,587,218
10,280,000	3.20%, 07/15/2036	8,927,176
2,810,000	3.25%, 11/01/2039	2,385,835
6,640,000	3.40%, 07/15/2046	5,515,813
1,925,000	3.75%, 04/01/2040	1,732,891
2,520,000	3.97%, 11/01/2047	2,265,924
4,557,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	4,508,735
5,360,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	5,174,705
	Discovery Communications LLC
14,315,000	3.63%, 05/15/2030	13,137,083
855,000	3.90%, 11/15/2024	857,139
6,110,000	3.95%, 06/15/2025	6,059,451
2,816,000	4.00%, 09/15/2055	2,118,686
3,846,000	4.65%, 05/15/2050	3,317,973
13,920,000	5.20%, 09/20/2047	12,820,826
5,395,000	5.30%, 05/15/2049	5,081,841
	DISH DBS Corp.
2,680,000	5.00%, 03/15/2023	2,655,022
530,000	5.75%, 12/01/2028(1)	474,074
1,525,000	5.88%, 07/15/2022	1,526,815
3,195,000	5.88%, 11/15/2024	3,099,150
2,210,000	7.38%, 07/01/2028(3)	1,944,800
830,000	7.75%, 07/01/2026	780,752
2,930,000	Nexstar Broadcasting, Inc. 5.63%, 07/15/2027(1)	2,851,271
	Paramount Global, Inc.
1,852,000	4.38%, 03/15/2043	1,534,108
5,655,000	4.95%, 01/15/2031	5,606,239
5,005,000	4.95%, 05/19/2050(3)	4,545,513
335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	338,712

The accompanying notes are an integral part of these financial statements.
28

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Media - 1.7% - (continued)
	Sirius XM Radio, Inc.
$ 3,960,000	3.13%, 09/01/2026(1)	$ 3,648,150
1,770,000	4.00%, 07/15/2028(1)	1,599,638
	Time Warner Cable LLC
10,340,000	5.88%, 11/15/2040	10,134,451
2,825,000	6.75%, 06/15/2039	3,018,860
1,565,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	1,898,931
2,115,000	UPC Broadband Finco B.V. 4.88%, 07/15/2031(1)	1,858,556
4,530,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(1)	3,931,406
15,400,000	VZ Secured Financing B.V. 5.00%, 01/15/2032(1)	13,282,500
	Walt Disney Co.
1,177,000	5.40%, 10/01/2043	1,288,729
2,440,000	6.40%, 12/15/2035	2,912,183
1,525,000	Ziggo B.V. 4.88%, 01/15/2030(1)	1,351,531
		244,685,368
	Metal Fabricate/Hardware - 0.0%
470,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	454,137
	Novelis Corp.
795,000	3.25%, 11/15/2026(1)	725,398
820,000	3.88%, 08/15/2031(1)	703,150
3,230,000	4.75%, 01/30/2030(1)	2,970,728
		4,853,413
	Mining - 0.7%
	Anglo American Capital plc
12,225,000	2.63%, 09/10/2030(1)	10,403,631
6,825,000	2.88%, 03/17/2031(1)	5,878,041
20,570,000	3.88%, 03/16/2029(1)	19,515,027
1,001,000	4.88%, 05/14/2025(1)	1,019,561
16,215,000	5.63%, 04/01/2030(1)	17,013,092
	AngloGold Ashanti Holdings plc
750,000	3.38%, 11/01/2028	670,354
1,220,000	3.75%, 10/01/2030	1,091,351
	Constellium SE
2,365,000	3.75%, 04/15/2029(1)(3)	2,045,323
1,716,000	5.63%, 06/15/2028(1)	1,643,070
1,547,000	5.88%, 02/15/2026(1)	1,531,777
	FMG Resources August 2006 Pty Ltd.
1,630,000	4.38%, 04/01/2031(1)	1,442,420
19,260,000	5.88%, 04/15/2030(1)	19,121,328
9,565,000	6.13%, 04/15/2032(1)	9,479,584
	Freeport Indonesia PT
1,365,000	4.76%, 04/14/2027(1)	1,356,360
4,049,000	5.32%, 04/14/2032(1)	3,917,407
710,000	6.20%, 04/14/2052	678,519
795,000	Nacional del Cobre de Chile Corp. 3.70%, 01/30/2050(1)	631,103
8,355,000	Rio Tinto Finance USA Ltd. 2.75%, 11/02/2051	6,382,619
		103,820,567
	Miscellaneous Manufacturing - 0.1%
3,503,000	GE Capital International Funding Co. 4.42%, 11/15/2035	3,431,611
6,006,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	5,806,765
8,365,000	Siemens Financieringsmaatschappij N.V. 1.70%, 03/11/2028(1)	7,457,625
		16,696,001
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
$ 2,930,000	2.67%, 12/01/2026	$ 2,690,812
6,154,000	3.25%, 02/15/2029	5,415,520
12,485,000	3.28%, 12/01/2028	11,249,672
13,890,000	3.57%, 12/01/2031	12,161,181
730,000	4.13%, 05/01/2025	720,510
1,050,000	4.25%, 04/01/2028	982,622
4,050,000	Xerox Corp. 4.63%, 03/15/2023	4,050,000
1,060,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	1,015,257
		38,285,574
	Oil & Gas - 1.7%
	Aker BP ASA
2,920,000	3.75%, 01/15/2030(1)	2,726,682
8,995,000	4.00%, 01/15/2031(1)	8,465,363
	Apache Corp.
1,975,000	4.38%, 10/15/2028	1,856,500
1,163,000	5.10%, 09/01/2040	1,052,515
	BP Capital Markets America, Inc.
4,750,000	2.94%, 06/04/2051	3,530,469
6,170,000	3.00%, 03/17/2052	4,636,918
7,125,000	3.06%, 06/17/2041	5,817,868
11,380,000	3.38%, 02/08/2061	8,867,865
3,945,000	3.63%, 04/06/2030	3,799,348
1,389,000	Canadian Natural Resources Ltd. 3.90%, 02/01/2025	1,391,329
	ConocoPhillips Co.
2,275,000	3.76%, 03/15/2042(1)	2,104,209
5,325,000	3.80%, 03/15/2052	4,805,890
2,645,000	4.03%, 03/15/2062(1)	2,371,598
2,820,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	2,887,257
2,415,000	Coterra Energy, Inc. 3.90%, 05/15/2027(1)	2,360,804
3,345,000	Devon Financing Co. LLC 7.88%, 09/30/2031	4,090,237
6,000,000	Diamondback Energy, Inc. 4.25%, 03/15/2052	5,268,207
3,345,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027	3,328,275
	Ecopetrol S.A.
2,900,000	4.63%, 11/02/2031	2,422,950
640,000	5.38%, 06/26/2026	630,432
350,000	5.88%, 05/28/2045	275,174
	Empresa Nacional del Petroleo
200,000	4.50%, 09/14/2047(4)	151,002
3,550,000	5.25%, 11/06/2029(4)	3,461,285
	Energean Israel Finance Ltd.
1,495,000	4.50%, 03/30/2024(1)(4)	1,453,140
795,000	4.88%, 03/30/2026(1)(4)	736,965
1,225,000	5.38%, 03/30/2028(1)(4)	1,125,163
150,000	5.88%, 03/30/2031(1)(4)	134,625
	EQT Corp.
1,285,000	3.13%, 05/15/2026(1)	1,211,472
1,650,000	3.90%, 10/01/2027	1,579,825
	Equinor ASA
3,685,000	2.38%, 05/22/2030	3,289,534
3,365,000	3.63%, 04/06/2040	3,081,236
2,055,000	3.70%, 04/06/2050	1,856,517
275,000	Gran Tierra Energy International Holdings Ltd. 6.25%, 02/15/2025(4)	254,375
	Hess Corp.
2,980,000	7.13%, 03/15/2033	3,452,905
10,742,000	7.30%, 08/15/2031	12,437,531

The accompanying notes are an integral part of these financial statements.
29

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Oil & Gas - 1.7% - (continued)
	Leviathan Bond Ltd.
$ 705,000	6.13%, 06/30/2025(1)(4)	$ 697,950
2,730,000	6.50%, 06/30/2027(1)(4)	2,679,850
715,000	6.75%, 06/30/2030(1)(4)	701,698
1,905,000	Lukoil Capital DAC 2.80%, 04/26/2027(1)	685,800
	Lundin Energy Finance B.V.
7,470,000	2.00%, 07/15/2026(1)	6,743,585
8,100,000	3.10%, 07/15/2031(1)	7,071,145
14,745,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	14,972,484
525,000	Medco Bell Pte Ltd. 6.38%, 01/30/2027(4)	491,138
	Occidental Petroleum Corp.
3,145,000	3.00%, 02/15/2027	2,924,850
1,980,000	3.20%, 08/15/2026	1,861,200
3,190,000	3.40%, 04/15/2026	3,038,475
6,057,000	4.20%, 03/15/2048	5,019,739
1,098,000	4.40%, 04/15/2046	941,645
1,285,000	5.50%, 12/01/2025	1,307,487
640,000	6.13%, 01/01/2031	672,678
1,234,000	6.38%, 09/01/2028	1,295,700
	Ovintiv Exploration, Inc.
1,310,000	5.38%, 01/01/2026	1,358,645
2,180,000	5.63%, 07/01/2024	2,266,361
5,190,000	Ovintiv, Inc. 7.38%, 11/01/2031	6,005,097
910,000	Pertamina Persero PT 4.15%, 02/25/2060(4)	719,295
	Petroleos de Venezuela S.A.
435,000	6.00%, 05/16/2024(4)(9)	28,058
190,000	9.00%, 11/17/2021(4)(9)	13,300
630,000	Petroleos del Peru S.A. 5.63%, 06/19/2047(4)	457,695
	Petroleos Mexicanos
680,000	5.63%, 01/23/2046	469,207
1,605,000	6.70%, 02/16/2032	1,382,996
1,395,000	7.69%, 01/23/2050	1,092,983
255,000	Petrorio Luxembourg Trading S.a.r.l 6.13%, 06/09/2026(4)	245,119
	Qatar Energy
18,415,000	1.38%, 09/12/2026(1)	16,674,782
1,735,000	2.25%, 07/12/2031(1)	1,513,787
4,380,000	3.30%, 07/12/2051(4)	3,634,349
	Range Resources Corp.
1,070,000	4.75%, 02/15/2030(1)(3)	1,018,843
2,020,000	4.88%, 05/15/2025	1,999,800
	Saudi Arabian Oil Co.
3,145,000	2.88%, 04/16/2024(4)	3,106,166
3,335,000	3.25%, 11/24/2050(4)	2,620,916
4,590,000	3.50%, 04/16/2029(4)	4,447,710
	Shell International Finance B.V.
8,000,000	2.88%, 11/26/2041	6,543,530
8,925,000	3.00%, 11/26/2051	7,006,275
4,199,000	4.00%, 05/10/2046	3,911,937
1,056,000	4.38%, 05/11/2045	1,025,693
2,320,000	4.55%, 08/12/2043	2,327,517
1,235,000	Southwestern Energy Co. 4.75%, 02/01/2032	1,168,619
	State Oil Co. of the Azerbaijan Republic
725,000	4.75%, 03/13/2023(4)	720,743
1,570,000	6.95%, 03/18/2030(4)	1,693,716
	Suncor Energy, Inc.
1,510,000	3.75%, 03/04/2051	1,276,039
3,735,000	4.00%, 11/15/2047	3,291,497
515,000	Sunoco L.P. / Sunoco Finance Corp. 4.50%, 05/15/2029	463,103
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Oil & Gas - 1.7% - (continued)
	Tullow Oil plc
$ 245,000	7.00%, 03/01/2025(4)	$ 198,769
290,000	10.25%, 05/15/2026(4)	287,941
	Valero Energy Corp.
3,130,000	4.00%, 04/01/2029	3,042,285
3,460,000	4.35%, 06/01/2028	3,453,961
	YPF S.A.
617,250	8.50%, 03/23/2025(1)	568,648
581,250	8.50%, 03/23/2025	535,482
		244,591,753
	Oil & Gas Services - 0.1%
7,675,000	Halliburton Co. 4.85%, 11/15/2035	7,761,714
	Packaging & Containers - 0.3%
3,480,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(1)(10)	2,923,200
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,550,000	4.13%, 08/15/2026(1)	1,433,750
870,000	5.25%, 04/30/2025(1)	864,193
3,135,000	5.25%, 08/15/2027(1)	2,676,632
1,460,000	5.25%, 08/15/2027(1)(3)	1,246,533
2,510,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	2,500,638
470,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	472,937
2,283,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	2,272,726
1,335,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	1,170,435
1,185,000	Klabin Austria GmbH 3.20%, 01/12/2031(1)	941,791
1,725,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	1,638,750
	Owens-Brockway Glass Container, Inc.
1,961,000	5.88%, 08/15/2023(1)	1,985,512
2,710,000	6.38%, 08/15/2025(1)(3)	2,703,225
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(1)	14,475,289
EUR 2,830,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	2,591,870
2,990,000	Titan Holdings II B.V. 5.13%, 07/15/2029(1)	2,823,100
$ 1,590,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(1)	1,536,337
		44,256,918
	Pharmaceuticals - 1.6%
	AbbVie, Inc.
15,320,000	2.95%, 11/21/2026	14,683,332
10,000,000	3.20%, 05/14/2026	9,745,493
4,630,000	4.05%, 11/21/2039	4,245,942
7,060,000	4.25%, 11/21/2049	6,486,553
7,590,000	4.45%, 05/14/2046	7,164,429
2,840,000	4.63%, 10/01/2042	2,731,766
1,118,000	4.70%, 05/14/2045	1,093,418
3,702,000	4.85%, 06/15/2044	3,704,639
	Astrazeneca Finance LLC
8,555,000	1.20%, 05/28/2026	7,783,392
8,785,000	1.75%, 05/28/2028	7,840,902
	Bausch Health Cos., Inc.
1,060,000	4.88%, 06/01/2028(1)	940,485
4,635,000	5.00%, 01/30/2028(1)	3,419,703
4,640,000	5.00%, 02/15/2029(1)(3)	3,256,398
2,050,000	5.25%, 01/30/2030(1)	1,422,905
1,606,000	6.13%, 04/15/2025(1)	1,612,023
1,400,000	7.00%, 01/15/2028(1)	1,147,580

The accompanying notes are an integral part of these financial statements.
30

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Pharmaceuticals - 1.6% - (continued)
$ 360,000	9.00%, 12/15/2025(1)	$ 361,352
	Bayer U.S. Finance LLC
2,900,000	4.20%, 07/15/2034(1)	2,768,314
7,820,000	4.25%, 12/15/2025(1)	7,854,047
7,426,000	Becton Dickinson and Co. 3.36%, 06/06/2024	7,391,651
	Bristol-Myers Squibb Co.
4,125,000	1.13%, 11/13/2027(3)	3,609,416
5,000,000	1.45%, 11/13/2030	4,070,727
5,935,000	2.35%, 11/13/2040	4,506,666
5,025,000	2.55%, 11/13/2050	3,629,166
2,000,000	3.25%, 08/01/2042	1,695,271
15,365,000	3.55%, 03/15/2042	13,664,006
9,525,000	3.90%, 02/20/2028	9,605,366
4,655,000	4.25%, 10/26/2049	4,495,705
	Cigna Corp.
7,085,000	1.25%, 03/15/2026	6,442,383
1,655,000	3.20%, 03/15/2040	1,358,535
15,680,000	4.13%, 11/15/2025	15,841,648
	CVS Health Corp.
3,280,000	3.00%, 08/15/2026	3,179,953
4,605,000	4.13%, 04/01/2040	4,193,396
14,295,000	4.78%, 03/25/2038	14,163,708
3,455,000	5.13%, 07/20/2045	3,465,952
	CVS Pass-Through Trust
8,900	6.04%, 12/10/2028	9,393
21,231	6.94%, 01/10/2030	23,033
6,420,000	Johnson & Johnson 3.63%, 03/03/2037	6,194,054
845,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)	830,162
	Pfizer, Inc.
11,735,000	1.75%, 08/18/2031	9,911,918
4,525,000	4.00%, 12/15/2036	4,445,305
	Teva Pharmaceutical Finance Netherlands III B.V.
12,717,000	3.15%, 10/01/2026	10,905,082
8,925,000	4.75%, 05/09/2027	8,166,375
		230,061,544
	Pipelines - 1.9%
2,905,000	AI Candelaria Spain SLU 5.75%, 06/15/2033(4)	2,419,168
3,100,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	3,014,161
	Buckeye Partners L.P.
1,997,000	3.95%, 12/01/2026	1,887,165
1,005,000	4.13%, 03/01/2025(1)	963,483
1,360,000	4.13%, 12/01/2027	1,254,600
1,535,000	4.50%, 03/01/2028(1)	1,400,687
595,000	5.60%, 10/15/2044	477,488
1,154,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	1,104,955
	DCP Midstream Operating L.P.
3,845,000	5.13%, 05/15/2029	3,781,481
5,510,000	5.38%, 07/15/2025	5,537,550
3,630,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	3,303,300
7,180,000	Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029(1)	6,545,002
	EIG Pearl Holding S.a.r.l.
2,600,000	3.55%, 08/31/2036(1)	2,302,919
4,550,000	4.39%, 11/30/2046(1)	3,846,752
1,645,000	4.39%, 11/30/2046(4)	1,390,749
23,150,000	Enbridge, Inc. 2.50%, 08/01/2033	19,168,608
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Pipelines - 1.9% - (continued)
	Energy Transfer Operating L.P.
$ 5,950,000	3.75%, 05/15/2030	$ 5,487,557
2,275,000	4.90%, 03/15/2035	2,157,299
1,190,000	5.15%, 03/15/2045	1,079,004
9,000,000	5.25%, 04/15/2029	9,149,546
5,100,000	5.30%, 04/01/2044	4,714,640
4,958,000	5.30%, 04/15/2047	4,499,985
1,065,000	5.35%, 05/15/2045	977,515
7,275,000	6.00%, 06/15/2048	7,139,843
4,045,000	6.13%, 12/15/2045	4,002,203
3,910,000	6.25%, 04/15/2049	3,983,160
2,935,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	2,908,290
610,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	469,645
	Enterprise Products Operating LLC
5,430,000	4.20%, 01/31/2050	4,777,581
2,760,000	4.25%, 02/15/2048	2,433,592
6,975,000	4.80%, 02/01/2049	6,674,420
1,516,000	4.85%, 08/15/2042	1,453,903
	EQM Midstream Partners L.P.
3,709,000	4.50%, 01/15/2029(1)	3,338,916
1,925,000	4.75%, 01/15/2031(1)	1,728,361
505,000	5.50%, 07/15/2028	482,275
795,000	6.00%, 07/01/2025(1)	787,885
805,000	6.50%, 07/01/2027(1)	813,050
1,500,000	6.50%, 07/15/2048	1,380,000
	Galaxy Pipeline Assets Bidco Ltd.
1,061,503	1.75%, 09/30/2027(1)	997,674
14,369,662	2.16%, 03/31/2034(1)	12,634,479
1,503,746	2.16%, 03/31/2034(4)	1,322,164
1,585,000	2.63%, 03/31/2036(1)	1,325,135
875,000	2.63%, 03/31/2036(4)	731,541
904,001	2.94%, 09/30/2040(1)	754,896
4,100,000	3.25%, 09/30/2040(4)	3,384,830
790,000	3.25%, 09/30/2040(1)	652,199
2,730,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	2,672,175
	MPLX L.P.
1,230,000	2.65%, 08/15/2030	1,062,707
3,750,000	4.00%, 02/15/2025	3,746,681
6,490,000	4.25%, 12/01/2027	6,443,762
2,770,000	4.90%, 04/15/2058	2,438,549
4,780,000	5.20%, 12/01/2047	4,510,653
4,490,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	3,905,397
1,005,000	NuStar Logistics L.P. 5.63%, 04/28/2027	964,189
	ONEOK, Inc.
4,500,000	5.85%, 01/15/2026	4,742,191
7,084,000	6.35%, 01/15/2031	7,743,310
1,120,000	Peru LNG Srl 5.38%, 03/22/2030(4)	963,200
8,305,000	Phillips 66 Partners L.P. 3.15%, 12/15/2029	7,679,719
690,000	Plains All American Pipeline L.P. / PAA Finance Corp. 4.30%, 01/31/2043	555,230
	Sabine Pass Liquefaction LLC
1,345,000	5.00%, 03/15/2027	1,376,646
4,000,000	5.88%, 06/30/2026	4,205,241
5,065,000	Southern Natural Gas Co. LLC 0.63%, 04/28/2023(1)	4,948,148
	Targa Resources Corp.
7,245,000	4.20%, 02/01/2033	6,875,614
2,300,000	4.95%, 04/15/2052	2,107,027

The accompanying notes are an integral part of these financial statements.
31

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Pipelines - 1.9% - (continued)
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
$ 1,375,000	4.00%, 01/15/2032	$ 1,244,595
870,000	4.88%, 02/01/2031	837,142
5,175,000	6.50%, 07/15/2027	5,330,974
	TransCanada PipeLines Ltd.
6,025,000	1.00%, 10/12/2024	5,657,142
13,360,000	2.50%, 10/12/2031	11,443,797
5,840,000	4.63%, 03/01/2034	5,780,589
2,870,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	2,867,535
	Venture Global Calcasieu Pass LLC
1,890,000	3.88%, 08/15/2029(1)	1,724,625
1,470,000	4.13%, 08/15/2031(1)	1,334,025
	Western Midstream Operating L.P.
5,845,000	4.55%, 02/01/2030	5,370,094
1,675,000	5.75%, 02/01/2050	1,475,943
	Williams Cos., Inc.
4,145,000	5.10%, 09/15/2045	4,054,094
4,100,000	5.40%, 03/04/2044	4,109,480
2,224,000	6.30%, 04/15/2040	2,483,249
		271,293,379
	Real Estate - 0.0%
	CIFI Holdings Group Co., Ltd.
1,035,000	5.25%, 05/13/2026(4)	791,775
200,000	6.00%, 07/16/2025(4)	157,200
	Country Garden Holdings Co., Ltd.
200,000	4.20%, 02/06/2026(4)	146,000
200,000	5.40%, 05/27/2025(4)	145,500
860,000	5.63%, 01/14/2030(4)	546,100
225,000	6.15%, 09/17/2025(4)	163,125
	Times China Holdings Ltd.
1,440,000	6.20%, 03/22/2026(4)	612,000
575,000	6.75%, 07/08/2025(4)	261,625
1,340,000	Yuzhou Group Holdings Co., Ltd. 7.70%, 02/20/2025(4)(9)	167,500
		2,990,825
	Real Estate Investment Trusts - 1.3%
	American Tower Corp.
1,000,000	1.45%, 09/15/2026	893,820
27,070,000	1.60%, 04/15/2026	24,622,232
685,000	2.95%, 01/15/2051	472,791
6,940,000	3.65%, 03/15/2027	6,689,647
	Brixmor Operating Partnership L.P.
3,195,000	2.50%, 08/16/2031	2,648,027
14,080,000	4.13%, 05/15/2029	13,669,474
	Crown Castle International Corp.
7,000,000	2.25%, 01/15/2031	5,763,035
24,765,000	2.90%, 03/15/2027	23,208,082
8,745,000	3.20%, 09/01/2024	8,678,269
	Equinix, Inc.
11,210,000	1.45%, 05/15/2026	10,115,581
2,645,000	1.80%, 07/15/2027	2,334,227
2,730,000	2.00%, 05/15/2028	2,380,239
11,800,000	3.90%, 04/15/2032	11,084,834
700,000	Essex Portfolio LP 2.65%, 09/01/2050	476,787
	GLP Capital L.P. / GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,039,567
7,675,000	4.00%, 01/15/2031	6,948,830
4,750,000	5.30%, 01/15/2029	4,751,282
4,815,000	5.75%, 06/01/2028	5,048,964
	Iron Mountain, Inc.
555,000	4.50%, 02/15/2031(1)	475,563
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Real Estate Investment Trusts - 1.3% - (continued)
$ 500,000	4.88%, 09/15/2029(1)	$ 458,022
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
3,435,000	4.25%, 02/01/2027(1)	3,157,452
1,595,000	5.25%, 10/01/2025(1)	1,567,087
1,065,000	Prologis L.P. 2.13%, 10/15/2050	704,812
3,675,000	Realty Income Corp. 3.40%, 01/15/2028	3,545,930
3,875,000	Service Properties Trust 7.50%, 09/15/2025	3,867,754
3,885,000	Simon Property Group L.P. 3.25%, 09/13/2049	3,048,293
5,605,000	UDR, Inc. 2.10%, 08/01/2032	4,534,531
	VICI Properties L.P.
6,660,000	4.95%, 02/15/2030	6,614,645
9,665,000	5.13%, 05/15/2032	9,597,345
	VICI Properties L.P. / VICI Note Co., Inc.
285,000	3.50%, 02/15/2025(1)	273,600
185,000	3.75%, 02/15/2027(1)	171,125
213,000	4.13%, 08/15/2030(1)	191,700
1,200,000	4.25%, 12/01/2026(1)	1,137,156
2,025,000	4.63%, 12/01/2029(1)	1,895,400
	Welltower, Inc.
15,360,000	2.75%, 01/15/2032	13,371,499
2,770,000	3.85%, 06/15/2032	2,639,399
2,620,000	4.00%, 06/01/2025	2,624,439
		194,701,440
	Retail - 0.6%
	1011778 BC ULC / New Red Finance, Inc.
2,830,000	3.50%, 02/15/2029(1)	2,498,989
1,780,000	3.88%, 01/15/2028(1)	1,637,600
840,000	4.00%, 10/15/2030(1)	717,948
4,020,000	4.38%, 01/15/2028(1)	3,668,250
	Ambience Merger Sub, Inc.
430,000	4.88%, 07/15/2028(1)	355,288
460,000	7.13%, 07/15/2029(1)(3)	343,229
	FirstCash, Inc.
2,125,000	4.63%, 09/01/2028(1)	1,933,750
790,000	5.63%, 01/01/2030(1)	734,700
	Gap, Inc.
1,945,000	3.63%, 10/01/2029(1)	1,582,073
1,945,000	3.88%, 10/01/2031(1)(3)	1,550,554
1,180,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	1,061,681
	Home Depot, Inc.
685,000	2.38%, 03/15/2051	479,026
2,315,000	4.50%, 12/06/2048	2,332,320
5,215,000	5.88%, 12/16/2036	6,160,554
1,275,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	1,271,812
	L Brands, Inc.
3,320,000	5.25%, 02/01/2028	3,187,200
2,190,000	6.63%, 10/01/2030(1)	2,178,185
7,478,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	6,085,222
735,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	700,087
	Lowe's Cos., Inc.
5,000,000	2.80%, 09/15/2041	3,819,126
3,930,000	3.75%, 04/01/2032	3,708,476
	McDonald's Corp.
3,615,000	4.60%, 05/26/2045	3,548,342
5,000,000	6.30%, 10/15/2037	5,861,962

The accompanying notes are an integral part of these financial statements.
32

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Retail - 0.6% - (continued)
$ 4,975,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	$ 4,275,614
4,550,000	PetSmart, Inc. 4.75%, 02/15/2028(1)	4,241,373
4,818,000	Specialty Building Products Holdings LLC 6.38%, 09/30/2026(1)	4,728,867
1,915,000	SRS Distribution, Inc. 4.63%, 07/01/2028(1)	1,753,202
6,485,000	Staples, Inc. 7.50%, 04/15/2026(1)	6,193,175
6,890,000	Walmart, Inc. 2.50%, 09/22/2041	5,542,140
690,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	656,363
		82,807,108
	Semiconductors - 1.1%
24,324,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.14%, 11/15/2035(1)	19,679,171
	Broadcom, Inc.
7,971,000	3.42%, 04/15/2033(1)	6,848,021
5,255,000	3.50%, 02/15/2041(1)	4,095,642
10,362,000	4.93%, 05/15/2037(1)	9,685,700
1,400,000	Entegris, Inc. 4.38%, 04/15/2028(1)	1,298,500
13,000,000	Intel Corp. 2.80%, 08/12/2041	10,248,340
	Marvell Technology, Inc.
23,675,000	1.65%, 04/15/2026	21,581,742
10,375,000	2.45%, 04/15/2028	9,231,423
	Microchip Technology, Inc.
15,455,000	0.97%, 02/15/2024	14,733,714
17,755,000	2.67%, 09/01/2023	17,590,130
	Micron Technology, Inc.
8,695,000	2.70%, 04/15/2032	7,241,614
4,150,000	4.98%, 02/06/2026	4,254,535
	NVIDIA Corp.
4,740,000	3.50%, 04/01/2050	4,173,931
1,180,000	3.70%, 04/01/2060	1,032,219
14,163,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	14,438,940
7,760,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 2.65%, 02/15/2032(1)	6,497,752
3,676,000	QUALCOMM, Inc. 4.80%, 05/20/2045	3,851,078
	Sensata Technologies B.V.
1,020,000	5.00%, 10/01/2025(1)	1,012,350
1,475,000	5.63%, 11/01/2024(1)	1,491,594
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,080,736
		161,067,132
	Software - 1.3%
2,320,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	2,151,684
1,215,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	1,224,599
3,350,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	3,115,500
	Fiserv, Inc.
13,810,000	2.25%, 06/01/2027	12,653,806
11,730,000	3.20%, 07/01/2026	11,369,348
	Microsoft Corp.
13,045,000	2.53%, 06/01/2050	9,824,505
22,115,000	2.92%, 03/17/2052	18,045,382
3,045,000	3.45%, 08/08/2036	2,913,159
10,000,000	3.75%, 02/12/2045	9,453,668
1,580,000	Minerva Merger Sub, Inc. 6.50%, 02/15/2030(1)	1,454,793
	Open Text Corp.
2,970,000	3.88%, 02/15/2028(1)	2,705,027
655,000	3.88%, 12/01/2029(1)	582,072
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(1)	1,442,187
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Software - 1.3% - (continued)
$ 930,000	4.13%, 12/01/2031(1)	$ 806,245
	Oracle Corp.
8,410,000	2.30%, 03/25/2028	7,333,019
6,000,000	2.65%, 07/15/2026	5,598,915
9,585,000	2.88%, 03/25/2031	8,099,568
18,317,000	3.60%, 04/01/2040	14,222,222
13,789,000	3.60%, 04/01/2050	9,912,334
2,100,000	3.85%, 07/15/2036	1,769,200
8,610,000	3.85%, 04/01/2060	6,106,603
14,500,000	3.90%, 05/15/2035	12,548,551
8,311,000	3.95%, 03/25/2051	6,332,574
2,860,000	4.00%, 07/15/2046	2,247,572
5,130,000	4.00%, 11/15/2047	3,998,770
205,000	4.13%, 05/15/2045	163,015
4,300,000	6.50%, 04/15/2038	4,685,702
	PTC, Inc.
2,135,000	3.63%, 02/15/2025(1)	2,068,281
440,000	4.00%, 02/15/2028(1)	407,796
2,880,000	ROBLOX Corp. 3.88%, 05/01/2030(1)(3)	2,476,800
6,060,000	S&P Global, Inc. 3.70%, 03/01/2052(1)	5,302,683
7,880,000	Salesforce, Inc. 2.70%, 07/15/2041	6,273,018
4,095,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,013,264
4,145,000	Workday, Inc. 3.50%, 04/01/2027	4,044,114
		185,345,976
	Telecommunications - 2.1%
	Altice France S.A.
2,825,000	5.13%, 07/15/2029(1)	2,391,532
660,000	5.50%, 01/15/2028(1)	581,625
270,000	5.50%, 10/15/2029(1)	230,175
4,075,000	8.13%, 02/01/2027(1)	4,105,562
525,000	America Movil S.A.B. de C.V. 5.38%, 04/04/2032(1)	477,650
	AT&T, Inc.
19,395,000	1.70%, 03/25/2026	17,921,983
49,013,000	2.55%, 12/01/2033	40,732,223
4,830,000	3.30%, 02/01/2052	3,671,471
14,619,000	3.50%, 09/15/2053	11,500,146
9,502,000	3.55%, 09/15/2055	7,372,932
10,000,000	3.65%, 06/01/2051	8,135,328
17,067,000	3.65%, 09/15/2059	13,211,841
13,720,000	3.80%, 12/01/2057	11,011,380
2,000,000	3.90%, 03/11/2024	2,023,755
870,000	4.35%, 03/01/2029	878,829
905,000	4.50%, 05/15/2035	893,202
1,385,000	Bharti Airtel International Netherlands B.V. 5.35%, 05/20/2024(4)	1,418,068
295,000	Bharti Airtel Ltd. 3.25%, 06/03/2031(4)	253,332
	CT Trust
1,020,000	5.13%, 02/03/2032(1)	950,232
490,000	5.13%, 02/03/2032(4)	456,484
2,405,000	Embarq Corp. 8.00%, 06/01/2036	2,171,511
	Empresa Nacional de Telecomunicaciones S.A.
1,040,000	3.05%, 09/14/2032(1)	876,210
1,008,000	3.05%, 09/14/2032(4)	849,250
	Frontier Communications Holdings LLC
2,405,000	5.00%, 05/01/2028(1)	2,194,671
2,350,000	5.88%, 10/15/2027(1)	2,250,125
2,395,029	5.88%, 11/01/2029	2,079,185
875,000	6.00%, 01/15/2030(1)(3)	760,804
2,985,000	6.75%, 05/01/2029(1)	2,689,783

The accompanying notes are an integral part of these financial statements.
33

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Telecommunications - 2.1% - (continued)
	Iliad Holding SAS
$ 1,110,000	6.50%, 10/15/2026(1)	$ 1,066,943
730,000	7.00%, 10/15/2028(1)	689,850
EUR 2,775,000	Kaixo Bondco Telecom S.A. 5.13%, 09/30/2029(1)	2,577,418
	Lorca Telecom Bondco S.A.
3,575,000	4.00%, 09/18/2027(1)	3,452,119
975,000	4.00%, 09/18/2027(4)	941,487
	Millicom International Cellular S.A.
$ 295,000	4.50%, 04/27/2031(1)	255,330
643,500	5.13%, 01/15/2028(4)	610,553
603,000	6.25%, 03/25/2029(1)	597,359
16,425,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	14,841,164
	Ooredoo International Finance Ltd.
1,290,000	2.63%, 04/08/2031(1)	1,158,363
400,000	2.63%, 04/08/2031(4)	359,182
	Rogers Communications, Inc.
5,500,000	3.80%, 03/15/2032(1)	5,094,646
3,385,000	4.50%, 03/15/2042(1)	3,088,412
	Sprint Corp.
3,253,000	7.13%, 06/15/2024	3,423,782
3,725,000	7.88%, 09/15/2023	3,887,969
2,555,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,630,199
570,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	559,313
500,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	501,010
10,820,000	Telefonica Emisiones S.A. 5.21%, 03/08/2047	10,266,455
	T-Mobile USA, Inc.
2,160,000	2.05%, 02/15/2028	1,906,548
3,920,000	2.25%, 02/15/2026(1)(3)	3,596,600
1,330,000	2.25%, 02/15/2026	1,220,275
3,175,000	2.63%, 04/15/2026	2,952,750
14,405,000	2.70%, 03/15/2032(1)	12,237,547
10,610,000	3.40%, 10/15/2052(1)	8,068,647
4,245,000	3.88%, 04/15/2030	4,024,719
13,135,000	4.38%, 04/15/2040	12,122,616
570,000	Total Play Telecomunicaciones S.A. de C.V. 6.38%, 09/20/2028(4)	473,676
	VEON Holdings B.V.
1,120,000	3.38%, 11/25/2027(1)	683,200
860,000	3.38%, 11/25/2027(4)	524,600
1,555,000	4.00%, 04/09/2025(4)	1,015,415
	Verizon Communications, Inc.
10,000,000	2.10%, 03/22/2028	8,965,551
2,660,000	2.85%, 09/03/2041	2,080,755
5,100,000	2.88%, 11/20/2050	3,736,163
10,683,000	2.99%, 10/30/2056	7,617,858
13,220,000	3.40%, 03/22/2041	11,139,090
1,305,000	3.55%, 03/22/2051	1,076,808
1,390,000	3.85%, 11/01/2042	1,236,173
520,000	4.00%, 03/22/2050	466,236
9,585,000	4.13%, 08/15/2046	8,723,523
4,790,000	4.81%, 03/15/2039	4,924,643
	Vodafone Group plc
7,585,000	5.13%, 06/04/2081, (5.13% fixed rate until 12/04/2050; 5 year USD CMT + 3.073% thereafter)(5)	6,336,509
6,355,000	5.25%, 05/30/2048	6,372,782
	VTR Comunicaciones S.p.A.
1,750,000	5.13%, 01/15/2028(4)	1,573,250
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.0% - (continued)
	Telecommunications - 2.1% - (continued)
$ 1,049,000	5.13%, 01/15/2028(1)	$ 943,051
1,055,000	Zayo Group Holdings, Inc. 4.00%, 03/01/2027(1)	917,850
		313,027,678
	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
1,045,000	3.38%, 04/01/2026(1)	1,016,262
1,040,000	5.88%, 12/15/2027(1)	1,063,920
		2,080,182
	Transportation - 0.4%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	8,211,050
4,125,000	Canadian Pacific Railway Co. 1.75%, 12/02/2026	3,788,698
4,000,000	FedEx Corp. 4.10%, 02/01/2045	3,459,145
1,660,000	First Student Bidco, Inc. 4.00%, 07/31/2029(1)	1,478,612
3,734,000	Norfolk Southern Corp. 4.65%, 01/15/2046	3,729,735
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(1)	9,434,305
4,520,000	3.45%, 07/01/2024(1)	4,478,214
12,000,000	3.90%, 02/01/2024(1)	12,039,314
575,000	Rumo Luxembourg S.a.r.l. 4.20%, 01/18/2032(1)	479,838
	Russian Railways Via RZD Capital plc
200,000	4.38%, 03/01/2024(4)	10,000
675,000	5.70%, 04/05/2022	33,750
	Union Pacific Corp.
4,150,000	2.80%, 02/14/2032	3,738,723
890,000	3.38%, 02/14/2042	769,748
1,630,000	3.50%, 02/14/2053	1,390,085
		53,041,217
	Trucking & Leasing - 0.0%
2,000,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.70%, 11/01/2024(1)	1,945,512
	Water - 0.1%
1,000,000	Aegea Finance S.a.r.l. 6.75%, 05/20/2029	981,315
	American Water Capital Corp.
2,190,000	2.30%, 06/01/2031	1,909,351
9,451,000	2.80%, 05/01/2030	8,643,904
3,365,000	3.45%, 05/01/2050	2,840,195
		14,374,765
	Total Corporate Bonds (cost $6,816,355,599)	$ 6,165,168,799
FOREIGN GOVERNMENT OBLIGATIONS - 3.4%
	Angola - 0.1%
	Angolan Government International Bond
4,655,000	8.00%, 11/26/2029(4)	$ 4,348,794
985,000	8.75%, 04/14/2032	931,564
1,855,000	9.38%, 05/08/2048(4)	1,670,613
		6,950,971
	Argentina - 0.2%
	Argentine Republic Government International Bond
26,420,922	0.50%, 07/09/2030(7)(11)	8,331,838
62,757,751	1.13%, 07/09/2035(7)(11)	17,901,648
		26,233,486

The accompanying notes are an integral part of these financial statements.
34

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Armenia - 0.0%
	Republic of Armenia International Bond
$ 1,245,000	3.60%, 02/02/2031(1)	$ 926,838
270,000	3.60%, 02/02/2031(4)	201,001
		1,127,839
	Azerbaijan - 0.1%
	Republic of Azerbaijan International Bond
2,855,000	3.50%, 09/01/2032(4)	2,522,413
1,315,000	4.75%, 03/18/2024(4)	1,312,959
	Southern Gas Corridor CJSC
1,394,000	6.88%, 03/24/2026(1)	1,485,246
3,885,000	6.88%, 03/24/2026(4)	4,139,296
		9,459,914
	Benin - 0.0%
	Benin Government International Bond
EUR 650,000	4.88%, 01/19/2032(4)	588,024
2,030,000	4.95%, 01/22/2035(1)	1,709,804
750,000	4.95%, 01/22/2035(4)	631,701
		2,929,529
	Bermuda - 0.0%
	Bermuda Government International Bond
$ 325,000	3.38%, 08/20/2050(1)	265,519
835,000	3.38%, 08/20/2050(4)	682,179
1,115,000	3.72%, 01/25/2027(4)	1,101,062
1,525,000	4.75%, 02/15/2029(1)	1,592,295
		3,641,055
	Brazil - 0.1%
	Brazilian Government International Bond
4,920,000	3.88%, 06/12/2030	4,338,554
6,035,000	4.75%, 01/14/2050	4,562,460
11,904,000	5.00%, 01/27/2045	9,571,054
1,520,000	5.63%, 02/21/2047	1,300,178
		19,772,246
	Bulgaria - 0.0%
EUR 1,680,000	Bulgaria Government International Bond 1.38%, 09/23/2050(4)	1,165,745
	Chile - 0.1%
	Chile Government International Bond
$ 4,670,000	2.55%, 07/27/2033	3,899,170
1,425,000	2.75%, 01/31/2027	1,350,145
3,230,000	3.10%, 05/07/2041	2,525,343
405,000	3.25%, 09/21/2071	276,177
		8,050,835
	Colombia - 0.3%
	Colombia Government International Bond
8,030,000	3.00%, 01/30/2030	6,427,774
14,520,000	3.13%, 04/15/2031	11,321,970
3,820,000	3.25%, 04/22/2032	2,921,956
1,470,000	3.88%, 02/15/2061	935,159
5,610,000	4.13%, 02/22/2042	3,909,258
6,845,000	4.13%, 05/15/2051	4,588,196
12,305,000	5.00%, 06/15/2045	9,162,406
6,575,000	5.20%, 05/15/2049	4,939,469
3,115,000	5.63%, 02/26/2044	2,513,714
1,140,000	6.13%, 01/18/2041	1,004,303
		47,724,205
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Costa Rica - 0.0%
	Costa Rica Government International Bond
$ 865,000	4.38%, 04/30/2025(4)	$ 866,081
285,000	6.13%, 02/19/2031(4)	282,944
		1,149,025
	Croatia - 0.2%
	Croatia Government International Bond
EUR 12,125,000	1.13%, 06/19/2029(4)	11,344,323
2,590,000	1.13%, 03/04/2033(4)	2,216,595
8,150,000	1.50%, 06/17/2031(4)	7,525,956
3,950,000	1.75%, 03/04/2041(4)	3,270,904
		24,357,778
	Dominican Republic - 0.1%
	Dominican Republic International Bond
$ 890,000	4.50%, 01/30/2030(4)	767,465
791,000	4.88%, 09/23/2032(1)	665,484
6,800,000	4.88%, 09/23/2032(4)	5,720,976
695,000	5.50%, 01/27/2025(4)	711,315
3,765,000	5.50%, 02/22/2029(1)	3,518,392
355,000	5.95%, 01/25/2027(4)	355,701
5,945,000	6.00%, 02/22/2033(1)	5,398,059
1,680,000	6.00%, 02/22/2033(4)	1,525,440
1,035,000	6.40%, 06/05/2049(4)	877,884
		19,540,716
	Ecuador - 0.0%
	Ecuador Government International Bond
2,133,000	0.50%, 07/31/2040(4)(7)(11)	1,158,261
330,543	1.00%, 07/31/2035(4)(7)(11)	206,684
		1,364,945
	Egypt - 0.1%
	Egypt Government International Bond
EUR 240,000	5.63%, 04/16/2030(4)	185,156
250,000	5.63%, 04/16/2030(1)	192,871
$ 285,000	6.59%, 02/21/2028(4)	236,735
5,705,000	7.30%, 09/30/2033(4)	4,269,622
1,425,000	7.50%, 02/16/2061(1)	950,196
720,000	7.50%, 02/16/2061(4)	480,099
1,710,000	7.90%, 02/21/2048(4)	1,168,272
2,030,000	8.50%, 01/31/2047(4)	1,469,923
		8,952,874
	Gabon - 0.1%
	Gabon Government International Bond
750,000	6.63%, 02/06/2031(4)	676,395
515,000	6.63%, 02/06/2031(1)	464,458
4,400,000	6.95%, 06/16/2025(4)	4,368,320
1,650,000	7.00%, 11/24/2031(1)	1,494,322
		7,003,495
	Hungary - 0.1%
	Hungary Government International Bond
EUR 6,440,000	1.63%, 04/28/2032(4)	5,795,179
410,000	1.75%, 06/05/2035(4)	352,977
$ 1,170,000	2.13%, 09/22/2031(4)	936,856
		7,085,012
	Indonesia - 0.2%
	Indonesia Government International Bond
EUR 460,000	1.10%, 03/12/2033	394,385
$ 2,095,000	1.85%, 03/12/2031	1,781,195
5,275,000	4.30%, 03/31/2052	4,831,210
7,965,000	4.63%, 04/15/2043(4)	7,550,420

The accompanying notes are an integral part of these financial statements.
35

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Indonesia - 0.2% - (continued)
$ 980,000	4.75%, 07/18/2047(4)	$ 937,784
8,294,000	5.13%, 01/15/2045(4)	8,235,725
1,411,000	5.25%, 01/08/2047(4)	1,432,868
		25,163,587
	Ivory Coast - 0.0%
	Ivory Coast Government International Bond
EUR 2,555,000	4.88%, 01/30/2032(4)	2,260,091
356,000	5.25%, 03/22/2030(1)	335,783
350,000	5.25%, 03/22/2030(4)	330,123
2,760,000	5.88%, 10/17/2031(4)	2,598,601
1,430,000	6.88%, 10/17/2040(4)	1,270,079
		6,794,677
	Jordan - 0.0%
	Jordan Government International Bond
$ 1,235,000	4.95%, 07/07/2025(1)	1,187,156
755,000	5.85%, 07/07/2030(4)	671,014
		1,858,170
	Macedonia - 0.0%
	North Macedonia Government International Bond
EUR 1,480,000	1.63%, 03/10/2028(1)	1,311,202
1,455,000	1.63%, 03/10/2028(4)	1,289,053
2,045,000	3.68%, 06/03/2026(1)	2,081,434
825,000	3.68%, 06/03/2026(4)	839,698
		5,521,387
	Mexico - 0.2%
	Mexico Government International Bond
955,000	2.13%, 10/25/2051	637,995
$ 415,000	2.66%, 05/24/2031	350,675
1,170,000	3.50%, 02/12/2034	990,148
665,000	3.77%, 05/24/2061	465,447
200,000	4.35%, 01/15/2047	162,024
19,363,000	4.50%, 01/31/2050	15,971,183
4,067,000	4.60%, 01/23/2046	3,461,017
12,250,000	5.00%, 04/27/2051	10,898,703
		32,937,192
	Oman - 0.2%
	Oman Government International Bond
760,000	4.75%, 06/15/2026(4)	746,679
3,210,000	4.88%, 02/01/2025(4)	3,222,808
2,210,000	5.38%, 03/08/2027(4)	2,218,553
3,675,000	5.63%, 01/17/2028(4)	3,680,145
12,190,000	6.25%, 01/25/2031(1)	12,404,300
2,590,000	6.25%, 01/25/2031(4)	2,635,532
775,000	6.50%, 03/08/2047(4)	708,451
1,175,000	6.75%, 01/17/2048(4)	1,099,612
400,000	7.00%, 01/25/2051(1)	384,200
655,000	7.00%, 01/25/2051(4)	629,127
		27,729,407
	Pakistan - 0.0%
	Pakistan Government International Bond
1,135,000	6.88%, 12/05/2027(4)	926,287
200,000	7.38%, 04/08/2031(4)	153,308
		1,079,595
	Panama - 0.1%
	Panama Government International Bond
835,000	2.25%, 09/29/2032	669,069
1,910,000	3.16%, 01/23/2030	1,733,936
2,243,000	4.30%, 04/29/2053	1,883,356
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Panama - 0.1% - (continued)
$ 6,535,000	4.50%, 04/16/2050	$ 5,651,599
4,000,000	4.50%, 04/01/2056	3,390,000
540,000	Panama Notas del Tesoro 3.75%, 04/17/2026	533,520
		13,861,480
	Peru - 0.1%
	Peruvian Government International Bond
17,230,000	2.78%, 01/23/2031	14,944,096
6,090,000	3.00%, 01/15/2034	5,080,704
751,000	7.35%, 07/21/2025	822,150
730,000	Republic of Peru 3.23%, 07/28/2121	466,459
		21,313,409
	Philippines - 0.1%
	Philippine Government International Bond
1,115,000	3.23%, 03/29/2027	1,087,729
720,000	3.56%, 09/29/2032	686,238
1,960,000	3.95%, 01/20/2040	1,774,608
4,015,000	4.20%, 03/29/2047	3,702,593
		7,251,168
	Qatar - 0.1%
	Qatar Government International Bond
600,000	3.40%, 04/16/2025(4)	601,056
11,830,000	4.40%, 04/16/2050(4)	11,979,579
5,765,000	4.82%, 03/14/2049(4)	6,190,630
750,000	5.10%, 04/23/2048(1)	834,307
		19,605,572
	Romania - 0.1%
	Romanian Government International Bond
EUR 1,165,000	1.38%, 12/02/2029(1)	994,053
1,470,000	1.38%, 12/02/2029(4)	1,254,299
680,000	1.75%, 07/13/2030(1)	565,863
3,585,000	2.00%, 01/28/2032(4)	2,880,747
445,000	2.00%, 01/28/2032(1)	357,582
2,005,000	2.00%, 04/14/2033(1)	1,540,905
2,855,000	2.00%, 04/14/2033(4)	2,194,157
655,000	2.63%, 12/02/2040(1)	458,073
230,000	2.63%, 12/02/2040(4)	160,850
2,225,000	2.75%, 04/14/2041(1)	1,570,043
$ 2,126,000	3.00%, 02/14/2031(4)	1,811,229
EUR 1,226,000	3.88%, 10/29/2035(4)	1,092,959
		14,880,760
	Russia - 0.1%
	Russian Foreign Bond - Eurobond
$ 2,200,000	4.25%, 06/23/2027(4)	616,000
3,400,000	4.38%, 03/21/2029(1)	680,000
5,400,000	4.38%, 03/21/2029(4)	1,080,000
1,800,000	4.75%, 05/27/2026(4)	504,000
43,800,000	5.10%, 03/28/2035(4)	8,760,000
600,000	5.25%, 06/23/2047(4)	150,000
		11,790,000
	Saudi Arabia - 0.1%
	Saudi Government International Bond
2,290,000	3.25%, 11/17/2051(1)	1,839,704
10,770,000	3.25%, 11/17/2051(4)	8,652,230
2,985,000	4.50%, 10/26/2046(4)	2,858,734
		13,350,668

The accompanying notes are an integral part of these financial statements.
36

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Senegal - 0.0%
	Senegal Government International Bond
$ 375,000	6.25%, 05/23/2033(4)	$ 334,969
2,180,000	6.75%, 03/13/2048(4)	1,734,190
		2,069,159
	Serbia - 0.1%
	Serbia International Bond
EUR 2,505,000	1.00%, 09/23/2028(4)	2,013,028
586,000	1.50%, 06/26/2029(1)	472,924
5,130,000	1.50%, 06/26/2029(4)	4,140,100
511,000	3.13%, 05/15/2027(1)	483,738
2,472,000	3.13%, 05/15/2027(4)	2,340,116
		9,449,906
	South Africa - 0.1%
	Republic of South Africa Government International Bond
$ 3,995,000	4.30%, 10/12/2028	3,640,484
11,905,000	5.75%, 09/30/2049	9,437,093
		13,077,577
	Sri Lanka - 0.0%
425,000	Sri Lanka Government International Bond 6.75%, 04/18/2028(4)	179,562
	Turkey - 0.3%
	Turkey Government International Bond
1,405,000	4.25%, 03/13/2025	1,292,431
1,450,000	4.75%, 01/26/2026	1,306,537
14,645,000	4.88%, 10/09/2026	12,904,823
16,120,000	5.13%, 02/17/2028	13,758,420
2,710,000	5.25%, 03/13/2030	2,215,425
6,695,000	5.75%, 05/11/2047	4,772,330
405,000	5.95%, 01/15/2031	338,783
1,395,000	6.00%, 03/25/2027	1,268,967
9,855,000	6.00%, 01/14/2041	7,444,467
		45,302,183
	Ukraine - 0.1%
	Ukraine Government International Bond
8,500,000	6.88%, 05/21/2029(1)	2,635,000
2,825,000	6.88%, 05/21/2029(4)	875,750
6,430,000	7.25%, 03/15/2033(1)	2,025,450
2,890,000	7.25%, 03/15/2033(4)	910,350
4,330,000	7.38%, 09/25/2032(4)	1,363,950
1,885,000	7.75%, 09/01/2022(4)	1,034,865
2,720,000	7.75%, 09/01/2024(4)	920,829
155,000	7.75%, 09/01/2026(1)	51,421
5,190,000	7.75%, 09/01/2026(4)	1,721,772
11,575,000	7.75%, 09/01/2027(4)	3,819,750
		15,359,137
	United Arab Emirates - 0.0%
	Abu Dhabi Government International Bond
505,000	2.70%, 09/02/2070(4)	355,439
1,200,000	3.00%, 09/15/2051(1)	967,834
1,775,000	3.00%, 09/15/2051(4)	1,431,587
755,000	3.13%, 09/30/2049(4)	623,337
430,000	4.13%, 10/11/2047(4)	422,591
3,860,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(4)	3,063,296
		6,864,084
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Uzbekistan - 0.0%
$ 790,000	Republic of Uzbekistan International Bond 3.90%, 10/19/2031(4)	$ 642,902
	Venezuela - 0.0%
	Venezuela Government International Bond
1,015,000	7.00%, 12/01/2018(4)(9)	81,708
3,170,000	7.00%, 03/31/2038(4)(9)	255,185
340,000	7.65%, 04/21/2025(4)(9)	27,370
4,765,000	7.75%, 10/13/2019(4)(9)	383,582
11,937,200	9.00%, 05/07/2023(4)(9)	960,945
		1,708,790
	Total Foreign Government Obligations (cost $669,270,292)	$ 494,300,042
MUNICIPAL BONDS - 0.1%
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey 3.92%, 05/01/2119	$ 9,772,067
5,660,000	University of California 1.32%, 05/15/2027	5,044,623
		14,816,690
	Transportation - 0.0%
5,015,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	4,461,048
1,510,000	Port Auth of New York & New Jersey Rev 4.46%, 10/01/2062(3)	1,531,571
		5,992,619
	Total Municipal Bonds (cost $24,459,880)	$ 20,809,309
SENIOR FLOATING RATE INTERESTS - 0.2%(12)
	Auto Parts & Equipment - 0.0%
1,348,107	Clarios Global L.P. 4.01%, 04/30/2026, 1 mo. USD LIBOR + 3.250%(7)	$ 1,325,081
	Commercial Services - 0.0%
1,950,112	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%(7)	1,918,423
	Engineering & Construction - 0.0%
2,738,137	Ascend Learning LLC 4.26%, 12/11/2028, 1 mo. USD LIBOR + 3.500%(7)	2,702,432
	Entertainment - 0.0%
	Crown Finance U.S., Inc.
5,867,645	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%(7)	4,466,158
255,397	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%(7)	271,520
		4,737,678
	Insurance - 0.1%
2,716,526	Asurion LLC 3.76%, 11/03/2024, 1 mo. USD LIBOR + 3.000%(7)	2,686,944
	Hub International Ltd.
2,910,421	4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%(7)	2,870,403
512,406	4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%(7)	509,341
		6,066,688

The accompanying notes are an integral part of these financial statements.
37

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.2%(12) - (continued)
	Oil & Gas - 0.0%
$ 812,963	Southwestern Energy Co. 3.30%, 06/22/2027, 1 mo. USD SOFR + 2.500%(7)	$ 810,930
	Packaging & Containers - 0.0%
2,400,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%(13)	2,366,712
	Pharmaceuticals - 0.0%
620,000	Owens & Minor, Inc. 4.45%, 03/29/2029	621,166
	Retail - 0.0%
862,838	SRS Distribution, Inc. 4.00%, 06/02/2028, 1 mo. USD SOFR + 3.500%(7)	830,481
	Software - 0.1%
	Athenahealth, Inc.
495,652	1.75%, 02/15/2029, 1 mo. USD SOFR + 3.500%(7)(14)	488,217
2,924,348	4.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%(7)	2,880,483
3,120,244	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.250%(7)	3,093,722
3,680,000	McAfee LLC 4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	3,578,800
		10,041,222
	Total Senior Floating Rate Interests (cost $32,371,132)	$ 31,420,813
U.S. GOVERNMENT SECURITIES - 1.9%
	U.S. Treasury Securities - 1.9%
	U.S. Treasury Bonds - 0.3%
4,055,000	1.13%, 08/15/2040(15)	$ 2,915,957
14,140,000	1.75%, 08/15/2041	11,234,672
3,000,000	1.88%, 11/15/2051	2,363,438
865,000	2.25%, 02/15/2052	746,063
17,400,000	2.38%, 02/15/2042(16)	15,415,312
5,890,000	4.25%, 11/15/2040(15)	6,833,780
5,800,000	4.38%, 02/15/2038(17)	6,860,766
6,130,000	6.25%, 05/15/2030(15)(17)	7,597,608
		53,967,596
	U.S. Treasury Notes - 1.6%
146,000,000	0.25%, 06/30/2025(17)	134,382,735
42,050,000	0.25%, 09/30/2025	38,421,545
12,120,000	1.88%, 02/28/2027	11,554,715
20,215,000	2.25%, 03/31/2024	20,051,543
27,895,000	2.63%, 04/15/2025	27,709,760
		232,120,298
	Total U.S. Government Securities (cost $293,467,879)	$ 286,087,894
COMMON STOCKS - 47.6%
	Banks - 3.6%
1,590,647	JP Morgan Chase & Co.	$ 189,859,626
427,976	M&T Bank Corp.	71,317,921
521,431	PNC Financial Services Group, Inc.	86,609,689
801,069	Royal Bank of Canada	80,908,187
2,081,483	Truist Financial Corp.	100,639,703
		529,335,126
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.6% - (continued)
	Capital Goods - 5.5%
199,531	Caterpillar, Inc.	$ 42,009,257
826,200	Eaton Corp. plc	119,815,524
654,054	General Dynamics Corp.	154,703,392
463,459	Honeywell International, Inc.	89,683,951
460,228	Hubbell, Inc.	89,910,142
1,794,286	Johnson Controls International plc	107,423,903
395,268	L3Harris Technologies, Inc.	91,804,946
1,128,414	Raytheon Technologies Corp.	107,097,773
		802,448,888
	Consumer Services - 0.6%
487,803	Darden Restaurants, Inc.	64,258,289
96,480	McDonald's Corp.	24,038,957
		88,297,246
	Diversified Financials - 2.4%
1,230,618	Ares Management Corp. Class A	81,491,524
155,146	BlackRock, Inc.	96,916,603
2,194,422	Morgan Stanley	176,848,469
		355,256,596
	Energy - 3.3%
2,010,502	ConocoPhillips	192,043,151
3,816	Foresight Energy LLC*	64,872
464,918	Phillips 66	40,336,286
708,439	Pioneer Natural Resources Co.	164,690,814
1,759,112	TC Energy Corp.	93,046,091
		490,181,214
	Food & Staples Retailing - 0.3%
562,874	Sysco Corp.	48,114,470
	Food, Beverage & Tobacco - 4.1%
763,682	Archer-Daniels-Midland Co.	68,395,360
978,942	Kellogg Co.	67,057,527
2,754,812	Mondelez International, Inc. Class A	177,630,278
254,522	Nestle S.A. ADR	32,741,710
571,745	PepsiCo., Inc.	98,174,334
1,609,907	Philip Morris International, Inc.	160,990,700
		604,989,909
	Health Care Equipment & Services - 2.4%
1,270,543	CVS Health Corp.	122,137,298
1,685,879	Koninklijke Philips N.V. ADR	43,461,961
1,738,225	Medtronic plc	181,401,161
		347,000,420
	Household & Personal Products - 2.4%
585,308	Kimberly-Clark Corp.	81,258,310
1,155,491	Procter & Gamble Co.	185,514,080
1,659,502	Unilever plc ADR	76,768,562
		343,540,952
	Insurance - 3.4%
892,754	Chubb Ltd.	184,309,063
3,119,632	MetLife, Inc.	204,897,430
1,036,170	Progressive Corp.	111,243,211
		500,449,704
	Materials - 1.6%
1,138,852	LyondellBasell Industries N.V. Class A	120,752,478
656,260	PPG Industries, Inc.	83,994,717
483,735	Rio Tinto plc ADR(3)	34,403,233
		239,150,428
	Media & Entertainment - 0.9%
3,191,453	Comcast Corp. Class A	126,892,171

The accompanying notes are an integral part of these financial statements.
38

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
1,331,960	AstraZeneca plc ADR	$ 88,442,144
162,171	Eli Lilly & Co.	47,375,014
1,460,080	Johnson & Johnson	263,486,037
1,963,552	Merck & Co., Inc.	174,147,427
3,645,961	Pfizer, Inc.	178,907,306
		752,357,928
	Real Estate - 1.7%
664,642	Crown Castle International Corp. REIT	123,098,345
2,098,327	Gaming and Leisure Properties, Inc. REIT	93,123,752
397,624	Welltower, Inc. REIT	36,108,236
		252,330,333
	Retailing - 1.2%
519,518	Home Depot, Inc.	156,063,207
195,200	TJX Cos., Inc.	11,961,856
		168,025,063
	Semiconductors & Semiconductor Equipment - 2.1%
685,336	Analog Devices, Inc.	105,802,172
104,364	Broadcom, Inc.	57,858,358
215,265	NXP Semiconductors N.V.	36,788,789
581,562	Texas Instruments, Inc.	99,010,930
		299,460,249
	Technology Hardware & Equipment - 1.9%
3,779,067	Cisco Systems, Inc.	185,098,701
2,647,267	Corning, Inc.	93,157,326
		278,256,027
	Telecommunication Services - 0.4%
70,071	Frontier Communications Parent, Inc.*	1,849,174
1,353,588	Verizon Communications, Inc.	62,671,124
		64,520,298
	Transportation - 0.6%
715,098	Canadian National Railway Co.	84,098,397
	Utilities - 4.1%
1,024,913	American Electric Power Co., Inc.	101,579,128
1,384,485	Dominion Energy, Inc.	113,029,355
290,855	DTE Energy Co.	38,113,639
953,235	Duke Energy Corp.	105,008,368
2,833,420	Exelon Corp.	132,547,388
721,415	Sempra Energy	116,407,524
		606,685,402
	Total Common Stocks (cost $5,305,428,671)	$ 6,981,390,821
ESCROWS - 0.2%(18)
	Media & Entertainment - 0.0%
3,800,000	Scripps Escrow, Inc. Expires 07/15/2027*(1)	$ 3,629,000
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
1,030,000	Grifols Escrow Issuer S.A. Expires 10/15/2028*(1)(3)	939,875
	Retailing - 0.0%
760,000	99 Escrow Issuer, Inc. Expires 01/15/2026*(1)	494,000
Shares or Principal Amount			Market Value†
ESCROWS - 0.2%(18) - (continued)
	Semiconductors & Semiconductor Equipment - 0.2%
20,630,000	Entegris Escrow Corp. Expires 04/15/2029*(1)		$ 19,882,369
	Total Escrows (cost $26,151,020)		$ 24,945,244
PREFERRED STOCKS - 0.2%
	Banks - 0.1%
770,000	Bank of America Corp., 4.13%(3)(6)		$ 13,806,100
	Diversified Financials - 0.1%
900,000	Charles Schwab Corp., 4.45%(3)(6)		18,126,000
	Total Preferred Stocks (cost $41,750,000)		$ 31,932,100
	Total Long-Term Investments (Cost $13,219,622,622)		$ 14,046,717,424
SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 2.7%
$ 388,634,328	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $388,642,101; collateralized by U.S. Treasury Bond at 1.750%, maturing 08/15/2041, with a market value of $78,180,532, U.S. Treasury Bond at 2.000%, maturing 11/15/2041, with a market value of $286,262,407, U.S. Treasury Bond at 3.750%, maturing 08/15/2041, with a market value of $31,964,094		$ 388,634,328
	Securities Lending Collateral - 0.4%
18,737,541	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(19)		18,737,541
45,453,417	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(19)		45,453,417
			64,190,958
	Total Short-Term Investments (cost $452,825,286)		$ 452,825,286
	Total Investments (cost $13,672,447,908)	98.8%	$ 14,499,542,710
	Other Assets and Liabilities	1.2%	182,426,609
	Total Net Assets	100.0%	$ 14,681,969,319
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

The accompanying notes are an integral part of these financial statements.
39

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $1,761,785,416, representing 12.0% of net assets.
(2)	Security is a zero-coupon bond.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $311,600,256, representing 2.1% of net assets.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(8)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2022, the aggregate value of the unfunded commitment was $488,217, which represents 0.0% of total net assets.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2022, the market value of securities pledged was $11,980,683.
(16)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $15,960,710 at April 30, 2022.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2022, the market value of securities pledged was $12,687,643.
(18)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(19)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-Schatz Future	1	06/08/2022	$ 116,198	$ (1,666)
U.S. Treasury 2-Year Note Future	403	06/30/2022	84,957,438	(565,188)
U.S. Treasury 5-Year Note Future	5,046	06/30/2022	568,542,281	(18,944,970)
U.S. Treasury Long Bond Future	1,374	06/21/2022	193,304,625	(11,566,702)
U.S. Treasury Ultra Bond Future	1,043	06/21/2022	167,336,312	(20,408,479)
Total				$ (51,487,005)
Short position contracts:
Euro-BOBL Future	94	06/08/2022	$ 12,611,846	$ 452,665
Euro-BUND Future	281	06/08/2022	45,530,376	3,164,714
Euro-BUXL 30-Year Bond Future	37	06/08/2022	6,673,890	1,005,915
U.S. Treasury 10-Year Note Future	5,459	06/21/2022	650,473,969	35,590,288
The accompanying notes are an integral part of these financial statements.
40

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Futures Contracts Outstanding at April 30, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Ultra Future	812	06/21/2022	$ 104,748,000	$ 1,110,808
Total				$ 41,324,390
Total futures contracts				$ (10,162,615)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.37.V1	USD	28,075,000	(1.00%)	06/20/2027	Quarterly	$ 1,625,770	$ 2,168,068	$ 542,298
Sell protection:
CDX.NA.HY.33.V12	USD	65,116,850	5.00%	12/20/2024	Quarterly	$ 986,149	$ 2,599,629	$ 1,613,480
CDX.NA.HY.38.V1	USD	5,690,000	5.00%	06/20/2027	Quarterly	137,209	114,717	(22,492)
CDX.NA.IG.35.V1	USD	148,065,000	1.00%	12/20/2025	Quarterly	2,443,033	1,944,641	(498,392)
CDX.NA.IGS.38.V1	USD	139,595,000	1.00%	06/20/2027	Quarterly	1,232,297	1,207,019	(25,278)
Total						$ 4,798,688	$ 5,866,006	$ 1,067,318
Credit default swaps on single-name issues:
Buy protection:
United Mexican States	USD	12,955,000	(1.00%)	12/20/2026	Quarterly	$ (34,832)	$ 148,092	$ 182,924
Sell protection:
Republic of Turkey (B+)	USD	6,290,000	1.00%	06/20/2027	Quarterly	$ (1,237,746)	$ (1,285,428)	$ (47,682)
Total						$ (1,272,578)	$ (1,137,336)	$ 135,242
Total centrally cleared credit default swap contracts						$ 5,151,880	$ 6,896,738	$ 1,744,858

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,075,000	AUD	1,494,993	USD	SSG	06/15/2022	$ (27,664)
7,450,000	BRL	1,547,248	USD	CBK	06/02/2022	(56,326)
1,950,000	CAD	1,528,268	USD	SSG	06/15/2022	(10,519)
1,206,800,000	CLP	1,539,777	USD	GSC	06/15/2022	(137,817)
9,899,000	CNY	1,546,333	USD	SSG	06/15/2022	(45,615)
5,863,900,000	COP	1,539,728	USD	BNP	06/15/2022	(69,664)
34,740,000	CZK	1,564,019	USD	DEUT	06/15/2022	(82,863)
14,900,000	EGP	914,672	USD	CBK	06/15/2022	(130,048)
739,000	EUR	777,692	USD	DEUT	06/15/2022	3,623
96,000	EUR	105,604	USD	SCB	06/15/2022	(4,106)
204,000	EUR	222,188	USD	BMO	06/15/2022	(6,507)
505,000	EUR	546,498	USD	TDB	06/15/2022	(12,582)
572,000	EUR	629,683	USD	WEST	06/15/2022	(24,930)
732,000	EUR	801,607	USD	BCLY	06/15/2022	(27,692)
636,000	EUR	708,983	USD	BOA	06/15/2022	(36,565)
632,000	EUR	705,142	USD	RBC	06/15/2022	(36,953)
2,108,000	EUR	2,273,615	USD	GSC	06/15/2022	(44,911)
1,131,000	EUR	1,243,559	USD	CBA	06/15/2022	(47,798)
2,264,000	EUR	2,513,032	USD	MSC	06/15/2022	(119,395)
6,769,000	EUR	7,318,598	USD	SSG	06/15/2022	(162,002)
31,220,000	MXN	1,542,598	USD	BNP	06/15/2022	(26,400)
2,245,000	NZD	1,487,647	USD	JPM	06/15/2022	(38,463)
The accompanying notes are an integral part of these financial statements.
41

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,780,000	PEN	1,545,868	USD	UBS	06/15/2022	$ (48,323)
6,635,000	PLN	1,568,187	USD	JPM	06/15/2022	(80,279)
52,350,000	THB	1,556,646	USD	SCB	06/15/2022	(27,062)
22,800,000	ZAR	1,547,074	USD	GSC	06/15/2022	(110,753)
1,554,948	USD	2,075,000	AUD	MSC	06/15/2022	87,619
1,503,228	USD	7,450,000	BRL	CBK	06/02/2022	12,306
1,557,458	USD	1,950,000	CAD	RBC	06/15/2022	39,709
1,408,497	USD	1,206,800,000	CLP	BOA	06/15/2022	6,537
1,537,016	USD	9,899,000	CNY	SSG	06/15/2022	36,298
1,468,913	USD	5,863,900,000	COP	BNP	06/15/2022	(1,151)
1,508,688	USD	34,740,000	CZK	BNP	06/15/2022	27,532
802,369	USD	14,900,000	EGP	CBK	06/15/2022	17,746
21,951,572	USD	20,546,000	EUR	BCLY	05/31/2022	248,273
73,929,543	USD	65,972,000	EUR	DEUT	06/15/2022	4,179,958
11,422,961	USD	10,379,000	EUR	CBA	06/15/2022	449,655
4,020,770	USD	3,624,000	EUR	GSC	06/15/2022	189,258
2,255,304	USD	2,079,000	EUR	JPM	06/15/2022	57,260
1,137,179	USD	1,033,000	EUR	BOA	06/15/2022	45,029
1,124,793	USD	1,037,000	EUR	MSC	06/15/2022	28,413
562,660	USD	506,000	EUR	RBC	06/15/2022	27,686
20,343	USD	16,000	GBP	DEUT	05/31/2022	224
1,524,164	USD	31,220,000	MXN	BNP	06/15/2022	7,966
1,546,192	USD	2,245,000	NZD	SSG	06/15/2022	97,008
1,506,385	USD	5,780,000	PEN	CBK	06/15/2022	8,840
1,515,498	USD	6,635,000	PLN	BCLY	06/15/2022	27,589
1,525,794	USD	52,350,000	THB	JPM	06/15/2022	(3,789)
1,442,262	USD	22,800,000	ZAR	MSC	06/15/2022	5,941
Total foreign currency contracts						$ 4,184,293
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
42

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 10,662,402	$ —	$ 10,662,402	$ —
Corporate Bonds	6,165,168,799	—	6,165,168,799	—
Foreign Government Obligations	494,300,042	—	494,300,042	—
Municipal Bonds	20,809,309	—	20,809,309	—
Senior Floating Rate Interests	31,420,813	—	31,420,813	—
U.S. Government Securities	286,087,894	—	286,087,894	—
Common Stocks
Banks	529,335,126	529,335,126	—	—
Capital Goods	802,448,888	802,448,888	—	—
Consumer Services	88,297,246	88,297,246	—	—
Diversified Financials	355,256,596	355,256,596	—	—
Energy	490,181,214	490,116,342	64,872	—
Food & Staples Retailing	48,114,470	48,114,470	—	—
Food, Beverage & Tobacco	604,989,909	604,989,909	—	—
Health Care Equipment & Services	347,000,420	347,000,420	—	—
Household & Personal Products	343,540,952	343,540,952	—	—
Insurance	500,449,704	500,449,704	—	—
Materials	239,150,428	239,150,428	—	—
Media & Entertainment	126,892,171	126,892,171	—	—
Pharmaceuticals, Biotechnology & Life Sciences	752,357,928	752,357,928	—	—
Real Estate	252,330,333	252,330,333	—	—
Retailing	168,025,063	168,025,063	—	—
Semiconductors & Semiconductor Equipment	299,460,249	299,460,249	—	—
Technology Hardware & Equipment	278,256,027	278,256,027	—	—
Telecommunication Services	64,520,298	64,520,298	—	—
Transportation	84,098,397	84,098,397	—	—
Utilities	606,685,402	606,685,402	—	—
Escrows	24,945,244	—	24,945,244	—
Preferred Stocks	31,932,100	31,932,100	—	—
Short-Term Investments	452,825,286	64,190,958	388,634,328	—
Foreign Currency Contracts(2)	5,606,485	—	5,606,485	—
Futures Contracts(2)	41,324,390	41,324,390	—	—
Swaps - Credit Default(2)	2,338,702	—	2,338,702	—
Total	$ 14,548,812,287	$ 7,118,773,397	$ 7,430,038,890	$ —
Liabilities
Foreign Currency Contracts(2)	$ (1,422,192)	$ —	$ (1,422,192)	$ —
Futures Contracts(2)	(51,487,005)	(51,487,005)	—	—
Swaps - Credit Default(2)	(593,844)	—	(593,844)	—
Total	$ (53,503,041)	$ (51,487,005)	$ (2,016,036)	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
43

Hartford AARP Balanced Retirement Fund
Schedule of Investments
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.3%
	Asset-Backed - Finance & Insurance - 1.6%
$ 250,000	Bain Capital Credit CLO Ltd. 3.33%, 10/23/2034, 3 mo. USD LIBOR + 2.150%(1)(2)	$ 243,974
250,000	Carlyle Global Market Strategies CLO Ltd. 2.84%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	241,268
190,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	179,235
40,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	36,693
250,000	Octagon Investment Partners Ltd. 3.11%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	244,000
250,000	OHA Loan Funding Ltd. 2.74%, 01/19/2037, 3 mo. USD LIBOR + 1.700%(1)(2)	246,249
250,000	Race Point CLO Ltd. 2.53%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	244,214
60,000	VB-S1 Issuer LLC 3.16%, 02/15/2052(1)	56,695
		1,492,328
	Asset-Backed - Home Equity - 0.3%
	FirstKey Homes Trust
120,000	1.67%, 10/19/2037(1)	109,577
210,000	3.02%, 10/19/2037(1)	192,864
		302,441
	Collateralized - Mortgage Obligations - 0.3%
225,000	Benchmark Mortgage Trust 3.97%, 04/10/2051	224,430
	Commercial Mortgage-Backed Securities - 5.9%
	Bank
922,093	0.64%, 08/15/2061(3)(4)	20,407
65,000	2.34%, 03/15/2063	55,184
40,000	3.51%, 03/15/2064(4)	36,735
2,922,284	BANK XA 1.04%, 05/15/2062(3)(4)	147,827
45,000	Barclays Commercial Mortgage Trust 3.66%, 04/15/2055(4)	43,690
	Benchmark Mortgage Trust
924,153	0.66%, 07/15/2051(3)(4)	19,410
3,171,533	1.39%, 03/15/2062(3)(4)	194,520
99,743	1.92%, 07/15/2053(3)(4)	9,305
90,000	3.21%, 09/15/2053	77,730
98,000	3.79%, 04/15/2055	95,816
40,000	BFLD Trust 2.60%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	39,676
	BX Commercial Mortgage Trust
153,000	2.00%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	151,465
127,500	2.55%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	124,942
	CD Mortgage Trust
2,760,690	1.12%, 02/10/2050(3)(4)	102,933
295,018	2.46%, 08/10/2049	278,168
360,000	Citigroup Commercial Mortgage Trust 3.46%, 09/15/2048	355,928
76,672	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(5)	76,633
350,000	Commercial Mortgage Trust 3.76%, 08/10/2048	349,696
200,000	CSMC Trust 3.77%, 11/13/2039(1)(4)	171,359
1,580,574	DBGS Mortgage Trust 0.32%, 10/15/2051(3)(4)	15,749
	DBJPM Mortgage Trust
1,718,703	1.58%, 08/10/2049(3)(4)	84,149
1,848,098	1.83%, 09/15/2053(3)(4)	153,529
410,000	GS Mortgage Securities Corp. 4.11%, 07/10/2051(4)	410,332
350,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(4)	342,970
175,000	HONO LULU Mortgage Trust 2.40%, 10/15/2036, 1 mo. USD LIBOR + 1.850%(1)(2)	171,679
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.3% - (continued)
	Commercial Mortgage-Backed Securities - 5.9% - (continued)
$ 210,000	Hudson Yards Mortgage Trust 3.56%, 07/10/2039(1)(4)	$ 189,015
15,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	14,365
2,774,963	JPMDB Commercial Mortgage Securities Trust 0.75%, 06/15/2051(3)(4)	63,947
	Morgan Stanley Capital Trust
927,356	0.99%, 07/15/2051(3)(4)	33,016
280,528	1.50%, 06/15/2050(3)(4)	12,797
136,000	1.95%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(2)	134,796
255,000	One Market Plaza Trust 4.15%, 02/10/2032(1)	250,332
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	57,667
	SREIT
220,000	1.58%, 07/15/2036, 1 mo. USD LIBOR + 1.026%(1)(2)	211,450
80,000	1.93%, 07/15/2036, 1 mo. USD LIBOR + 1.375%(1)(2)	76,922
	Wells Fargo Commercial Mortgage Trust
390,000	3.45%, 07/15/2050	380,842
15,000	4.29%, 05/15/2048(4)	14,038
	Wells Fargo N.A.
2,653,768	1.35%, 03/15/2063(3)(4)	190,070
1,738,857	1.90%, 03/15/2063(3)(4)	195,785
		5,354,874
	Other Asset-Backed Securities - 2.5%
	AMMC CLO Ltd.
250,000	2.11%, 05/26/2031, 3 mo. USD LIBOR + 1.600%(1)(2)	245,364
250,000	2.84%, 10/16/2028, 3 mo. USD LIBOR + 1.800%(1)(2)	250,041
	Domino's Pizza Master Issuer LLC
84,150	2.66%, 04/25/2051(1)	75,670
144,750	4.12%, 07/25/2048(1)	144,740
	Madison Park Funding Ltd.
250,000	2.75%, 04/15/2035, 3 mo. USD SOFR + 1.90%(1)(2)	248,179
250,000	2.88%, 01/23/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	248,156
250,000	Niagara Park Clo Ltd. 2.64%, 07/17/2032, 3 mo. USD LIBOR + 1.600%(1)(2)	245,850
	Octagon Investment Partners Ltd.
250,000	2.93%, 07/25/2030, 3 mo. USD LIBOR + 1.750%(1)(2)	244,584
275,000	3.11%, 10/20/2034, 3 mo. USD LIBOR + 2.050%(1)(2)	272,072
	Stack Infrastructure Issuer LLC
100,000	1.88%, 03/26/2046(1)	91,752
30,000	1.89%, 08/25/2045(1)	27,770
	Vantage Data Centers Issuer LLC
130,000	1.65%, 09/15/2045(1)	119,160
24,333	3.19%, 07/15/2044(1)	23,799
		2,237,137
	Whole Loan Collateral CMO - 1.7%
13,046	Angel Oak Mortgage Trust 2.59%, 10/25/2049(1)(4)	12,991
28,496	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(4)	27,787
2,732,468	Bank 1.09%, 08/15/2061(3)(4)	150,825
13,739	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(5)	13,498
100,000	Ellington Financial Mortgage Trust 4.30%, 04/25/2067	99,136

The accompanying notes are an integral part of these financial statements.
44

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.3% - (continued)
	Whole Loan Collateral CMO - 1.7% - (continued)
	GS Mortgage-Backed Securities Corp. Trust
$ 96,917	2.76%, 06/25/2051(1)(4)	$ 81,456
445,621	2.78%, 05/25/2051(1)(4)	368,041
193,492	3.28%, 03/27/2051(4)	169,291
318,834	JP Morgan Mortgage Trust 4.09%, 11/25/2050(1)(4)	312,517
19,035	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	19,028
	New Residential Mortgage Loan Trust
35,788	3.25%, 09/25/2056(1)(4)	34,451
35,457	3.50%, 12/25/2057(1)(4)	35,307
30,725	3.75%, 11/25/2056(1)(4)	29,974
	Seasoned Credit Risk Transfer Trust
19,721	2.50%, 08/25/2059	19,067
8,991	3.50%, 10/25/2058	8,882
	Verus Securitization Trust
13,294	3.14%, 11/25/2059(1)(4)	13,284
115,000	4.47%, 04/25/2067	115,147
59,376	Wells Fargo Mortgage Backed Securities Trust 3.00%, 07/25/2050(1)(4)	55,815
		1,566,497
	Total Asset & Commercial Mortgage-Backed Securities (cost $11,642,599)	$ 11,177,707
CORPORATE BONDS - 15.7%
	Advertising - 0.1%
125,000	Lamar Media Corp. 4.88%, 01/15/2029	$ 119,219
	Aerospace/Defense - 0.4%
	Boeing Co.
35,000	2.95%, 02/01/2030	30,162
10,000	3.25%, 02/01/2035	8,033
75,000	3.63%, 02/01/2031	67,488
130,000	Moog, Inc. 4.25%, 12/15/2027(1)	121,062
100,000	Northrop Grumman Corp. 4.75%, 06/01/2043	101,787
25,000	Raytheon Technologies Corp. 4.45%, 11/16/2038	24,996
20,000	TransDigm, Inc. 6.25%, 03/15/2026(1)	19,925
		373,453
	Agriculture - 0.3%
	Altria Group, Inc.
10,000	3.40%, 05/06/2030	8,989
35,000	3.88%, 09/16/2046	26,422
90,000	4.80%, 02/14/2029	89,219
130,000	BAT Capital Corp. 4.91%, 04/02/2030	125,453
		250,083
	Auto Manufacturers - 0.1%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,281
120,000	6.75%, 04/01/2046	130,015
		135,296
	Auto Parts & Equipment - 0.4%
115,000	Adient U.S. LLC 9.00%, 04/15/2025(1)	119,600
112,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	113,120
125,000	Dana, Inc. 5.63%, 06/15/2028	119,219
		351,939
	Beverages - 0.1%
93,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	78,889
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.7% - (continued)
	Biotechnology - 0.0%
$ 38,000	Amgen, Inc. 5.15%, 11/15/2041	$ 39,310
5,000	Royalty Pharma plc 1.75%, 09/02/2027	4,384
		43,694
	Chemicals - 0.4%
5,000	Dow Chemical Co. 4.80%, 05/15/2049	4,957
115,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	120,740
145,000	Huntsman International LLC 4.50%, 05/01/2029	142,958
85,000	Sherwin-Williams Co. 4.50%, 06/01/2047	81,357
		350,012
	Commercial Banks - 0.9%
250,000	Bank of America Corp. 6.11%, 01/29/2037	275,862
60,000	Citigroup, Inc. 3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	57,648
260,000	JP Morgan Chase & Co. 4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(6)	261,759
	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	19,644
180,000	4.90%, 11/17/2045	176,164
		791,077
	Commercial Services - 0.3%
5,000	Equifax, Inc. 3.10%, 05/15/2030	4,548
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	12,174
15,000	Gartner, Inc. 3.75%, 10/01/2030(1)	13,377
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	13,220
10,000	3.20%, 08/15/2029	9,105
125,000	Service Corp. International 4.63%, 12/15/2027	121,250
120,000	United Rentals North America, Inc. 5.25%, 01/15/2030	116,700
		290,374
	Construction Materials - 0.5%
55,000	Boise Cascade Co. 4.88%, 07/01/2030(1)	51,725
94,000	Builders FirstSource, Inc. 6.75%, 06/01/2027(1)	96,937
10,000	Carrier Global Corp. 2.70%, 02/15/2031	8,714
120,000	Eagle Materials, Inc. 2.50%, 07/01/2031	101,651
130,000	Jeld-Wen, Inc. 4.88%, 12/15/2027(1)	117,887
65,000	Masonite International Corp. 3.50%, 02/15/2030(1)	54,763
		431,677
	Distribution/Wholesale - 0.1%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	116,563
	Diversified Financial Services - 0.1%
100,000	Brookfield Finance LLC 3.45%, 04/15/2050	79,316
40,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	39,900
		119,216
	Electric - 0.9%
135,000	Ameren Corp. 3.50%, 01/15/2031	126,438
39,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	39,042
120,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	113,400
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	9,918
115,000	Exelon Corp. 5.10%, 06/15/2045	116,500
5,000	FirstEnergy Corp. 2.25%, 09/01/2030	4,175
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	18,089
75,000	New England Power Co. 2.81%, 10/06/2050(1)	54,135
120,000	NextEra Energy Operating Partners L.P. 4.50%, 09/15/2027(1)	114,000
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	30,141

The accompanying notes are an integral part of these financial statements.
45

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.7% - (continued)
	Electric - 0.9% - (continued)
	Puget Energy, Inc.
$ 40,000	3.65%, 05/15/2025	$ 39,670
15,000	4.10%, 06/15/2030	14,367
5,000	Sempra Energy 4.00%, 02/01/2048	4,414
125,000	Southern Co. 4.40%, 07/01/2046	114,291
		798,580
	Electrical Components & Equipment - 0.1%
120,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	124,764
	Electronics - 0.2%
150,000	Jabil, Inc. 3.60%, 01/15/2030	138,630
	Food - 0.4%
100,000	Conagra Brands, Inc. 5.30%, 11/01/2038	99,660
75,000	Kellogg Co. 4.50%, 04/01/2046	73,130
	Kraft Heinz Foods Co.
85,000	3.75%, 04/01/2030	80,647
25,000	3.88%, 05/15/2027	24,470
120,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	102,600
		380,507
	Gas - 0.1%
85,000	NiSource, Inc. 5.65%, 02/01/2045	87,095
	Healthcare - Products - 0.3%
25,000	Boston Scientific Corp. 4.70%, 03/01/2049	25,036
125,000	Hologic, Inc. 4.63%, 02/01/2028(1)	122,265
125,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	117,813
		265,114
	Healthcare - Services - 0.3%
	HCA, Inc.
120,000	5.13%, 06/15/2039	115,773
115,000	5.88%, 02/01/2029	119,789
		235,562
	Home Builders - 0.3%
20,000	Lennar Corp. 4.75%, 11/29/2027	20,060
130,000	M/I Homes, Inc. 4.95%, 02/01/2028	119,600
120,000	Taylor Morrison Communities, Inc. 5.88%, 06/15/2027(1)	119,121
		258,781
	Insurance - 0.6%
100,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	95,307
85,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	82,742
135,000	Globe Life, Inc. 4.55%, 09/15/2028	137,570
125,000	Radian Group, Inc. 6.63%, 03/15/2025	127,266
100,000	Unum Group 5.75%, 08/15/2042	99,962
20,000	Willis North America, Inc. 2.95%, 09/15/2029	17,874
		560,721
	Internet - 0.1%
125,000	Go Daddy Operating Co. LLC 5.25%, 12/01/2027(1)	123,661
	Iron/Steel - 0.0%
25,000	Vale Overseas Ltd. 3.75%, 07/08/2030	22,594
	IT Services - 0.2%
125,000	Leidos, Inc. 4.38%, 05/15/2030	120,890
49,000	Presidio Holdings, Inc. 4.88%, 02/01/2027(1)	46,500
		167,390
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.7% - (continued)
	Lodging - 0.2%
$ 17,000	Boyd Gaming Corp. 8.63%, 06/01/2025(1)	$ 17,744
125,000	Hilton Domestic Operating Co., Inc. 5.38%, 05/01/2025(1)	127,539
		145,283
	Machinery-Diversified - 0.1%
120,000	Stevens Holding Co., Inc. 6.13%, 10/01/2026(1)	121,200
	Media - 0.8%
125,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	111,280
110,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	111,097
6,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	5,583
15,000	Discovery Communications LLC 5.30%, 05/15/2049	14,130
140,000	Fox Corp. 3.50%, 04/08/2030	129,799
120,000	Sirius XM Radio, Inc. 5.50%, 07/01/2029(1)	115,399
130,000	TEGNA, Inc. 4.63%, 03/15/2028	125,086
120,000	ViacomCBS, Inc. 5.85%, 09/01/2043	121,520
40,000	Videotron Ltd. 3.63%, 06/15/2029(1)	34,800
		768,694
	Office/Business Equipment - 0.1%
55,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	49,500
	Oil & Gas - 0.8%
135,000	Apache Corp. 4.25%, 01/15/2030(7)	125,423
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	11,006
91,000	Devon Energy Corp. 4.50%, 01/15/2030	89,887
160,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	150,188
	Hess Corp.
135,000	5.60%, 02/15/2041	137,763
5,000	7.30%, 08/15/2031	5,789
135,000	Valero Energy Corp. 4.00%, 04/01/2029	131,217
85,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	84,633
		735,906
	Packaging & Containers - 0.5%
125,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	124,534
110,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	116,875
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	61,775
125,000	Silgan Holdings, Inc. 4.13%, 02/01/2028	116,562
		419,746
	Pharmaceuticals - 0.6%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	4,966
115,000	4.75%, 03/15/2045	112,195
120,000	Bausch Health Cos., Inc. 5.75%, 08/15/2027(1)	112,200
125,000	Becton Dickinson and Co. 2.82%, 05/20/2030	111,957
	CVS Health Corp.
100,000	3.75%, 04/01/2030	95,653
35,000	5.13%, 07/20/2045	35,111
100,000	Zoetis, Inc. 4.70%, 02/01/2043	100,102
		572,184
	Pipelines - 1.5%
140,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	144,051
125,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	119,688
	Energy Transfer Operating L.P.
125,000	5.25%, 04/15/2029	127,077
10,000	5.30%, 04/01/2044	9,244

The accompanying notes are an integral part of these financial statements.
46

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.7% - (continued)
	Pipelines - 1.5% - (continued)
$ 10,000	5.35%, 05/15/2045	$ 9,179
	MPLX L.P.
20,000	4.00%, 03/15/2028	19,438
15,000	4.13%, 03/01/2027	14,874
90,000	4.80%, 02/15/2029	91,318
5,000	5.20%, 03/01/2047	4,751
5,000	5.20%, 12/01/2047	4,718
5,000	5.50%, 02/15/2049	4,901
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	4,912
110,000	4.35%, 03/15/2029	106,905
10,000	5.85%, 01/15/2026	10,538
125,000	Rattler Midstream L.P. 5.63%, 07/15/2025(1)	125,163
80,000	Sempra infrastructure PA 3.25%, 01/15/2032(1)	69,277
125,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	128,767
150,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(1)	132,916
25,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	24,612
35,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	31,938
145,000	Williams Cos., Inc. 3.75%, 06/15/2027	141,904
		1,326,171
	Real Estate Investment Trusts - 1.1%
135,000	American Tower Corp. 3.80%, 08/15/2029	126,097
150,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	141,823
140,000	Crown Castle International Corp. 3.30%, 07/01/2030	126,854
155,000	Equinix, Inc. 2.15%, 07/15/2030	128,916
140,000	GLP Capital L.P. / GLP Financing II, Inc. 5.75%, 06/01/2028	146,803
115,000	Host Hotels & Resorts L.P. 3.50%, 09/15/2030	103,424
5,000	Realty Income Corp. 3.40%, 01/15/2028	4,824
25,000	SBA Tower Trust 2.84%, 01/15/2025(1)	24,272
50,000	VICI Properties L.P. 4.95%, 02/15/2030	49,660
125,000	VICI Properties L.P. / VICI Note Co., Inc. 4.63%, 12/01/2029(1)	117,000
		969,673
	Retail - 0.9%
125,000	1011778 BC ULC / New Red Finance, Inc. 4.38%, 01/15/2028(1)	114,063
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)	125,331
5,000	3.80%, 01/25/2050(1)	4,085
135,000	Dollar General Corp. 3.50%, 04/03/2030	126,905
35,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	31,850
	Lowe's Cos., Inc.
10,000	3.70%, 04/15/2046	8,390
100,000	4.38%, 09/15/2045	91,883
	McDonald's Corp.
7,000	3.70%, 02/15/2042	6,167
15,000	4.20%, 04/01/2050	13,869
65,000	4.45%, 09/01/2048	62,547
130,000	O'Reilly Automotive, Inc. 4.20%, 04/01/2030	127,610
100,000	Starbucks Corp. 4.45%, 08/15/2049	92,647
35,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	33,294
		838,641
	Semiconductors - 0.4%
40,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.14%, 11/15/2035(1)	32,362
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.7% - (continued)
	Semiconductors - 0.4% - (continued)
	Broadcom, Inc.
$ 65,000	3.19%, 11/15/2036(1)	$ 51,407
25,000	4.30%, 11/15/2032	23,472
124,000	Micron Technology, Inc. 5.33%, 02/06/2029	128,479
100,000	NXP B.V. / NXP Funding LLC 4.30%, 06/18/2029(1)	97,562
5,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.15%, 05/01/2027(1)	4,704
		337,986
	Software - 0.3%
35,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	32,461
20,000	MSCI, Inc. 3.88%, 02/15/2031(1)	18,050
125,000	PTC, Inc. 4.00%, 02/15/2028(1)	115,851
120,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	117,605
		283,967
	Telecommunications - 1.1%
	AT&T, Inc.
35,000	4.35%, 06/15/2045	31,824
10,000	4.50%, 03/09/2048	9,408
100,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	127,178
160,000	Motorola Solutions, Inc. 2.30%, 11/15/2030	131,074
200,000	NBN Co., Ltd. 2.50%, 01/08/2032(1)	170,100
160,000	Nokia Oyj 6.63%, 05/15/2039	184,752
	T-Mobile USA, Inc.
50,000	2.88%, 02/15/2031	42,442
105,000	4.38%, 04/15/2040	96,907
3,000	4.50%, 04/15/2050	2,743
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	4,483
65,000	4.13%, 08/15/2046	59,158
	Vodafone Group plc
5,000	4.25%, 09/17/2050	4,361
6,000	4.38%, 02/19/2043	5,442
100,000	5.25%, 05/30/2048	100,280
		970,152
	Transportation - 0.1%
120,000	FedEx Corp. 5.10%, 01/15/2044	119,719
	Total Corporate Bonds (cost $16,451,167)	$ 14,273,713
MUNICIPAL BONDS - 0.5%
	Airport - 0.0%
25,000	Chicago, IL, O'Hare International Airport 3.01%, 01/01/2038	$ 21,048
	Development - 0.0%
15,000	New York City Industrial Dev Agency, (AGM Insured) 3.19%, 03/01/2040	12,311
	General - 0.4%
235,000	Chicago, IL, Transit Auth 3.40%, 12/01/2032	217,793
80,000	Dist of Columbia Rev 3.43%, 04/01/2042	71,460
40,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	45,883
		335,136
	Tobacco - 0.1%
100,000	Golden State, CA, Tobacco Securitization Corp. 2.25%, 06/01/2029	88,698

The accompanying notes are an integral part of these financial statements.
47

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5% - (continued)
	Transportation - 0.0%
$ 30,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	$ 32,179
	Total Municipal Bonds (cost $533,340)	$ 489,372
U.S. GOVERNMENT AGENCIES - 5.5%
	Mortgage-Backed Agencies - 5.5%
	FHLMC - 0.6%
4,207,464	0.19%, 10/25/2026(3)(4)	$ 16,138
1,203,873	0.38%, 11/25/2023(3)(4)	4,005
706,088	0.73%, 03/25/2027(3)(4)	17,901
2,123,926	1.21%, 06/25/2030(3)(4)	156,551
118,450	1.25%, 01/25/2030(3)(4)	8,289
549,935	1.43%, 06/25/2030(3)(4)	47,946
1,790,000	1.48%, 06/25/2030(3)(4)	159,232
11,085	1.50%, 10/15/2042	10,217
1,052,125	1.53%, 07/25/2030(3)(4)	96,883
13,051	1.70%, 10/15/2039	12,847
27,748	2.50%, 12/15/2042	26,250
		556,259
	FNMA - 3.0%
361,585	1.32%, 06/25/2034(3)(4)	32,742
19,104	1.50%, 08/25/2041	18,284
6,939	1.50%, 11/25/2042	6,445
12,187	1.70%, 06/25/2043	11,937
9,149	1.75%, 01/25/2040	8,921
15,100	2.00%, 06/25/2043	14,454
667,113	2.00%, 07/01/2051	591,790
669,888	2.00%, 11/01/2051	593,564
27,823	2.50%, 09/25/2049	26,389
11,630	2.50%, 03/25/2053	11,123
450,000	3.50%, 08/25/2048	437,246
34,367	3.50%, 04/25/2053	34,006
425,000	4.00%, 01/25/2042	429,210
450,000	4.00%, 06/25/2042	451,445
51,652	4.00%, 08/01/2049	51,509
		2,719,065
	GNMA - 1.9%
13,239	1.50%, 04/16/2040	13,134
439,785	3.00%, 09/20/2045	421,918
480,000	3.00%, 04/20/2046	461,555
389,669	3.00%, 08/20/2047	370,938
450,000	3.50%, 02/20/2049	446,572
		1,714,117
	Total U.S. Government Agencies (cost $5,510,765)	$ 4,989,441
U.S. GOVERNMENT SECURITIES - 3.4%
	U.S. Treasury Securities - 3.4%
	U.S. Treasury Bonds - 3.1%
245,000	2.38%, 05/15/2051	$ 216,672
140,000	3.13%, 08/15/2044(8)	138,567
660,000	3.13%, 05/15/2048	668,302
1,360,000	3.63%, 02/15/2044	1,455,200
260,000	3.75%, 11/15/2043	283,187
		2,761,928
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 3.4% - (continued)
	U.S. Treasury Securities - 3.4% - (continued)
	U.S. Treasury Notes - 0.3%
$ 355,000	1.13%, 02/15/2031	$ 306,728
		306,728
	Total U.S. Government Securities (cost $3,849,084)	$ 3,068,656
COMMON STOCKS - 38.1%
	Banks - 0.9%
5,958	Bank of Nova Scotia	$ 377,261
2,802	PNC Financial Services Group, Inc.	465,412
		842,673
	Capital Goods - 2.3%
8,756	Assa Abloy AB Class B	221,283
48,544	BAE Systems plc	448,384
135	JTOWER, Inc.*	6,344
5,626	Kone Oyj Class B	270,485
728	Lockheed Martin Corp.	314,583
3,929	Raytheon Technologies Corp.	372,902
4,314	Vinci S.A.	418,604
		2,052,585
	Commercial & Professional Services - 0.3%
8,652	Experian plc	298,791
	Consumer Durables & Apparel - 0.4%
2,891	NIKE, Inc. Class B	360,508
	Consumer Services - 1.2%
20,368	Compass Group plc	429,802
474	Hilton Grand Vacations, Inc.*	22,198
2,417	McDonald's Corp.	602,220
218	Oriental Land Co., Ltd.	32,977
2,885	Playa Hotels & Resorts N.V.*	27,234
		1,114,431
	Diversified Financials - 0.0%
457	Brookfield Asset Management, Inc. Class A	22,786
	Energy - 4.9%
1,420	ARC Resources Ltd.	19,686
44,900	Ascent Resources - Marcellus LLC Class A*(9)(10)	71,840
61,356	BP plc	296,214
155	BP plc ADR	4,452
9,037	Cenovus Energy, Inc.	167,004
1,763	Chesapeake Energy Corp.	144,601
5,031	ConocoPhillips	480,561
6,922	Coterra Energy, Inc.	199,284
4,315	Enbridge, Inc.	188,299
213	EOG Resources, Inc.	24,870
7,163	Equinor ASA	242,106
1,533	Lukoil PJSC ADR(9)(10)	—
4,581	Marathon Petroleum Corp.	399,738
491	Pembina Pipeline Corp.	18,579
17,026	Petroleo Brasileiro S.A.	115,161
1,372	Pioneer Natural Resources Co.	318,949
934	Schlumberger N.V.	36,435
21,518	Shell plc	585,247
1,999	TC Energy Corp.	105,735
7,442	Tenaris S.A.	115,723
14,722	TotalEnergies SE	722,894
3,856	Williams Cos., Inc.	132,222
		4,389,600
	Food, Beverage & Tobacco - 3.1%
3,194	Archer-Daniels-Midland Co.	286,055

The accompanying notes are an integral part of these financial statements.
48

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 38.1% - (continued)
	Food, Beverage & Tobacco - 3.1% - (continued)
2,584	Bunge Ltd.	$ 292,302
6,090	Coca-Cola Co.	393,475
8,588	Diageo plc	428,445
4,098	Heineken N.V.	400,010
3,219	Ingredion, Inc.	273,969
2,971	Nestle S.A.	383,538
2,205	PepsiCo., Inc.	378,621
		2,836,415
	Health Care Equipment & Services - 2.4%
5,194	Baxter International, Inc.	369,086
11,099	Koninklijke Philips N.V.	290,029
3,829	Medtronic plc	399,595
1,959	Stryker Corp.	472,628
1,166	UnitedHealth Group, Inc.	592,969
		2,124,307
	Household & Personal Products - 1.7%
6,267	Colgate-Palmolive Co.	482,872
3,316	Procter & Gamble Co.	532,384
6,721	Reckitt Benckiser Group plc	524,141
		1,539,397
	Insurance - 1.6%
37,347	AIA Group Ltd.	366,888
11,488	AXA S.A.(7)	303,915
2,465	Chubb Ltd.	508,899
1,809	Marsh & McLennan Cos., Inc.	292,516
		1,472,218
	Materials - 8.9%
7,274	ArcelorMittal S.A.	212,093
42,053	Barrick Gold Corp.	937,857
14,727	BlueScope Steel Ltd.	209,353
14,748	Canfor Corp.*(7)	281,035
2,843	CF Industries Holdings, Inc.	275,288
35,686	Glencore plc*	219,885
105,900	Harmony Gold Mining Co., Ltd.	431,732
51,373	Impala Platinum Holdings Ltd.	664,531
87,155	Kinross Gold Corp.(7)	440,303
1,329	Linde plc*	414,595
4,636	Louisiana-Pacific Corp.	299,115
12,915	Newmont Corp.	940,858
23,241	Norsk Hydro ASA(7)	195,167
36,635	Northam Platinum Holdings Ltd.*	438,344
2,803	Nutrien Ltd.	275,445
7,902	OCI N.V.*	299,427
976	POSCO Holdings, Inc.	222,847
2,596	Rio Tinto Ltd.	205,354
190,414	Sibanye Stillwater Ltd.	658,766
2,830	Steel Dynamics, Inc.	242,672
11,151	Vale S.A.	187,859
		8,052,526
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
5,802	AstraZeneca plc ADR	385,253
3,235	Johnson & Johnson	583,788
4,354	Novartis AG	384,760
5,062	Pfizer, Inc.	248,392
1,038	Roche Holding AG	384,905
		1,987,098
	Real Estate - 2.9%
257	Alexandria Real Estate Equities, Inc. REIT	46,815
258	American Campus Communities, Inc. REIT	16,685
1,192	American Tower Corp. REIT	287,296
386	AvalonBay Communities, Inc. REIT	87,807
Shares or Principal Amount		Market Value†
COMMON STOCKS - 38.1% - (continued)
	Real Estate - 2.9% - (continued)
525	Boardwalk Real Estate Investment Trust REIT(7)	$ 23,037
366	Boston Properties, Inc. REIT	43,042
5,995	British Land Co. plc REIT	38,616
2,339	Brixmor Property Group, Inc. REIT	59,364
295	Camden Property Trust REIT	46,282
19,500	Capitaland Investment Ltd.*	59,128
472	Catena AB	24,683
356	CBRE Group, Inc. Class A*	29,562
725	Cibus Nordic Real Estate AB	16,767
7,716	CK Asset Holdings Ltd.	52,308
8	Comforia Residential REIT, Inc. REIT	19,935
4	Daiwa Office Investment Corp.	22,645
742	Douglas Emmett, Inc. REIT	21,859
15,664	Emaar Properties PJSC	27,018
63	Equinix, Inc. REIT	45,302
582	Fastighets AB Balder Class B*	28,848
2,355	Goodman Group REIT	39,196
8,765	Hongkong Land Holdings Ltd.	40,888
3	Hoshino Resorts REIT, Inc. REIT	15,476
1,779	Independence Realty Trust, Inc. REIT	48,495
2,248	Kimco Realty Corp. REIT	56,942
1,694	Klepierre S.A. REIT*	40,547
844	Kojamo Oyj	16,790
434	Life Storage, Inc. REIT	57,501
2,386	Mitsui Fudosan Co., Ltd. REIT	50,568
872	Nomura Real Estate Holdings, Inc.	21,247
666	Phillips Edison & Co., Inc. REIT	22,551
1,029	Prologis, Inc. REIT	164,938
175	PSP Swiss Property AG	22,056
1,142	Public Storage REIT	424,253
823	Rexford Industrial Realty, Inc. REIT	64,227
296	Ryman Hospitality Properties, Inc. REIT*	27,670
2,240	Safestore Holdings plc REIT	35,239
73	SBA Communications Corp. REIT	25,339
6,841	StorageVault Canada, Inc.	35,679
294	Sun Communities, Inc. REIT	51,618
27,305	Suntec Real Estate Investment Trust REIT	36,072
2,230	Tokyo Tatemono Co., Ltd.	31,441
2,085	Tricon Residential, Inc.(7)	30,172
929	UDR, Inc. REIT	49,432
67	VGP N.V.	17,426
1,373	VICI Properties, Inc. REIT	40,929
8,161	Vicinity Centres REIT	10,649
1,118	Welltower, Inc. REIT	101,525
459	WP Carey, Inc. REIT	37,073
		2,612,938
	Retailing - 0.3%
4,518	TJX Cos., Inc.	276,863
	Semiconductors & Semiconductor Equipment - 0.2%
1,193	Texas Instruments, Inc.	203,108
	Software & Services - 2.2%
1,179	Accenture plc Class A	354,124
1,401	Automatic Data Processing, Inc.	305,670
1,395	Capgemini SE	283,993
1,912	Microsoft Corp.	530,618
2,544	Visa, Inc.	542,203
		2,016,608
	Telecommunication Services - 0.7%
1,017	Cellnex Telecom S.A.(1)	47,403
16,867	KDDI Corp.	558,545
		605,948

The accompanying notes are an integral part of these financial statements.
49

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 38.1% - (continued)
	Transportation - 0.8%
4,350	Canadian National Railway Co.	$ 511,577
1,318	United Parcel Service, Inc. Class B	237,214
		748,791
	Utilities - 1.1%
289	American Electric Power Co., Inc.	28,643
281	Avangrid, Inc.	12,462
604	CenterPoint Energy, Inc.	18,489
3,748	China Gas Holdings Ltd.	4,569
5,040	China Yangtze Power Co., Ltd.	17,324
303	Constellation Energy Corp.	17,941
451	Duke Energy Corp.	49,682
451	Edison International	31,024
4,113	Enel S.p.A.	26,746
3,540	Engie S.A.	41,774
909	Exelon Corp.	42,523
879	FirstEnergy Corp.	38,070
3,085	Iberdrola S.A.	35,449
34,173	National Grid plc	507,707
521	NextEra Energy, Inc.	37,001
9,607	Power Grid Corp. of India Ltd.	28,469
489	RWE AG	20,303
212	Sempra Energy	34,208
531	Southern Co.	38,970
		1,031,354
	Total Common Stocks (cost $28,137,149)	$ 34,588,945
WARRANTS - 0.0%
	Energy - 0.0%
11,625	Ascent Resources - Marcellus LLC Expires 3/30/2023(9)(10)	$ 477
	Total Warrants (cost $930)	$ 477
AFFILIATED INVESTMENT COMPANIES - 19.4%
	Domestic Equity Funds - 2.0%
44,763	Hartford Multifactor US Equity ETF	$ 1,777,239
	International/Global Equity Funds - 7.2%
80,511	Hartford Multifactor Developed Markets (ex-US) ETF	2,218,078
197,741	Hartford Multifactor Emerging Markets ETF	4,346,545
	Total International/Global Equity Funds (cost $6,082,669)	$ 6,564,623
	Taxable Fixed Income Funds - 10.2%
915,524	The Hartford World Bond Fund, Class F	9,219,322
	Total Affiliated Investment Companies (cost $17,074,900)	$ 17,561,184
	Total Long-Term Investments (Cost $83,199,934)	$ 86,149,495
SHORT-TERM INVESTMENTS - 4.4%
	Repurchase Agreements - 2.8%
$ 2,537,273	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $2,537,324; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $2,588,052	$ 2,537,273
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.4% - (continued)
	Securities Lending Collateral - 1.6%
406,337	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(11)		$ 406,337
985,690	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(11)		985,690
			1,392,027
	Total Short-Term Investments (cost $3,929,300)		$ 3,929,300
	Total Investments Excluding Purchased Options (cost $87,129,234)	99.3%	$ 90,078,795
	Total Purchased Options (cost $965,113)	1.0%	$ 913,506
	Total Investments (cost $88,094,347)	100.3%	$ 90,992,301
	Other Assets and Liabilities	(0.3)%	(240,893)
	Total Net Assets	100.0%	$ 90,751,408
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $11,102,618, representing 12.2% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

The accompanying notes are an integral part of these financial statements.
50

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2022, the market value of securities pledged was $138,567.
(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $72,317, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment valued using significant unobservable inputs.
(11)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at April 30, 2022
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
iShares MSCI EAFE ETF Option	67.00	USD	06/17/2022	243	USD	24,300	$ 52,974	$ 52,078	$ 896
iShares MSCI EAFE ETF Option	70.00	USD	09/16/2022	243	USD	24,300	114,210	85,136	29,074
iShares MSCI EAFE ETF Option	70.00	USD	12/16/2022	243	USD	24,300	128,790	66,900	61,890
iShares MSCI Emerging Markets	37.00	USD	09/16/2022	288	USD	28,800	76,752	32,007	44,745
iShares MSCI Emerging Markets	36.00	USD	12/16/2022	288	USD	28,800	72,000	42,040	29,960
iShares MSCI Emerging Markets ETF	35.00	USD	03/17/2023	288	USD	28,800	41,760	46,803	(5,043)
S&P 500 Index Option	3,875.00	USD	06/17/2022	10	USD	1,000	85,040	182,323	(97,283)
S&P 500 Index Option	3,875.00	USD	09/16/2022	10	USD	1,000	151,880	232,003	(80,123)
S&P 500 Index Option	3,750.00	USD	12/16/2022	10	USD	1,000	190,100	225,823	(35,723)
Total purchased exchange-traded option contracts							$ 913,506	$ 965,113	$ (51,607)

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	20	06/30/2022	$ 4,216,250	$ (4,138)
U.S. Treasury 10-Year Note Future	56	06/21/2022	6,672,750	(395,685)
Total futures contracts				$ (399,823)

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
48,554	JPY	380	USD	SSG	05/02/2022	$ (6)
1,048,700	USD	1,005,000	CHF	GSC	05/31/2022	14,044
3,667,855	USD	3,433,000	EUR	BCLY	05/31/2022	41,484
4,467,745	USD	3,514,000	GBP	DEUT	05/31/2022	49,156
1,172,110	USD	149,900,000	JPY	SSG	05/31/2022	15,895
The accompanying notes are an integral part of these financial statements.
51

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
553,241	USD	5,090,000	NOK	BOA	05/31/2022	$ 10,540
373,291	USD	3,630,000	SEK	BNP	05/31/2022	3,340
Total foreign currency contracts						$ 134,453
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 11,177,707	$ —	$ 11,177,707	$ —
Corporate Bonds	14,273,713	—	14,273,713	—
Municipal Bonds	489,372	—	489,372	—
U.S. Government Agencies	4,989,441	—	4,989,441	—
U.S. Government Securities	3,068,656	—	3,068,656	—
Common Stocks
Banks	842,673	842,673	—	—
Capital Goods	2,052,585	687,485	1,365,100	—
Commercial & Professional Services	298,791	—	298,791	—
Consumer Durables & Apparel	360,508	360,508	—	—
Consumer Services	1,114,431	651,652	462,779	—
Diversified Financials	22,786	22,786	—	—
Energy	4,389,600	2,486,527	1,831,233	71,840
Food, Beverage & Tobacco	2,836,415	1,624,422	1,211,993	—
Health Care Equipment & Services	2,124,307	1,834,278	290,029	—
Household & Personal Products	1,539,397	1,015,256	524,141	—
Insurance	1,472,218	801,415	670,803	—
Materials	8,052,526	4,733,371	3,319,155	—
Pharmaceuticals, Biotechnology & Life Sciences	1,987,098	1,217,433	769,665	—
Real Estate	2,612,938	1,970,078	642,860	—
Retailing	276,863	276,863	—	—
Semiconductors & Semiconductor Equipment	203,108	203,108	—	—
Software & Services	2,016,608	1,732,615	283,993	—
Telecommunication Services	605,948	—	605,948	—
Transportation	748,791	748,791	—	—
Utilities	1,031,354	349,013	682,341	—
Warrants	477	—	—	477
Affiliated Investment Companies	17,561,184	17,561,184	—	—
Short-Term Investments	3,929,300	1,392,027	2,537,273	—
Purchased Options	913,506	913,506	—	—
Foreign Currency Contracts(2)	134,459	—	134,459	—
Total	$ 91,126,760	$ 41,424,991	$ 49,629,452	$ 72,317
Liabilities
Foreign Currency Contracts(2)	$ (6)	$ —	$ (6)	$ —
Futures Contracts(2)	(399,823)	(399,823)	—	—
Total	$ (399,829)	$ (399,823)	$ (6)	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $166,759 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
52

The Hartford Checks and Balances Fund
Schedule of Investments
April 30, 2022   (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 65.4%
13,308,791	The Hartford Capital Appreciation Fund, Class F		$ 493,889,221
15,862,495	The Hartford Dividend and Growth Fund, Class F		502,047,975
	Total Domestic Equity Funds (cost $863,490,542)		$ 995,937,196
	Taxable Fixed Income Funds - 34.4%
14,878,697	Hartford Total Return Bond ETF		523,134,987
	Total Affiliated Investment Companies (cost $1,444,604,321)		$ 1,519,072,183
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
3,163,570	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.32%(1)		$ 3,163,570
	Total Short-Term Investments (cost $3,163,570)		$ 3,163,570
	Total Investments (cost $1,447,767,891)	100.0%	$ 1,522,235,753
	Other Assets and Liabilities	0.0%	434,899
	Total Net Assets	100.0%	$ 1,522,670,652
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 1,519,072,183	$ 1,519,072,183	$ —	$ —
Short-Term Investments	3,163,570	3,163,570	—	—
Total	$ 1,522,235,753	$ 1,522,235,753	$ —	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
53

The Hartford Conservative Allocation Fund
Schedule of Investments
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 26.8%
333,827	Hartford Core Equity Fund, Class F	$ 14,177,628
169,451	Hartford Large Cap Growth ETF*	2,304,534
104,575	Hartford Multifactor US Equity ETF	4,151,973
81,002	Hartford Schroders Commodity Strategy ETF	2,144,309
146,572	Hartford Small Cap Value Fund, Class F	1,684,111
186,786	The Hartford Equity Income Fund, Class F	4,086,875
49,141	The Hartford Growth Opportunities Fund, Class F	1,902,244
89,619	The Hartford Small Company Fund, Class F	1,745,787
	Total Domestic Equity Funds (cost $28,323,819)	$ 32,197,461
	International/Global Equity Funds - 8.6%
137,148	Hartford Multifactor Developed Markets (ex-US) ETF	3,778,427
69,956	Hartford Schroders Emerging Markets Equity Fund, Class F	1,133,285
213,718	Hartford Schroders International Multi-Cap Value Fund, Class F	2,047,423
38,902	The Hartford International Growth Fund, Class F	560,970
177,347	The Hartford International Opportunities Fund, Class F	2,860,605
	Total International/Global Equity Funds (cost $10,334,824)	$ 10,380,710
	Taxable Fixed Income Funds - 64.4%
653,283	Hartford Core Bond ETF	23,766,436
1,712,303	Hartford Schroders Sustainable Core Bond Fund, Class F	15,770,310
554,600	The Hartford Inflation Plus Fund, Class F	6,089,505
1,769,705	The Hartford Strategic Income Fund, Class F	14,299,214
1,754,710	The Hartford World Bond Fund, Class F	17,669,931
	Total Taxable Fixed Income Funds (cost $84,523,838)	$ 77,595,396
	Total Affiliated Investment Companies (cost $123,182,481)	$ 120,173,567
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
281,375	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.32%(1)		$ 281,375
	Total Short-Term Investments (cost $281,375)		$ 281,375
	Total Investments (cost $123,463,856)	100.0%	$ 120,454,942
	Other Assets and Liabilities	0.0%	11,491
	Total Net Assets	100.0%	$ 120,466,433
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 120,173,567	$ 120,173,567	$ —	$ —
Short-Term Investments	281,375	281,375	—	—
Total	$ 120,454,942	$ 120,454,942	$ —	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
54

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.0%
	Australia - 1.4%
AUD 3,143,812	Australia Government Bond 0.75%, 11/21/2027(1)(2)	$ 2,274,456
	Brazil - 0.4%
BRL 3,139,362	Brazil Notas do Tesouro Nacional 6.00%, 05/15/2055(1)	653,267
	Canada - 1.9%
CAD 3,216,521	Canadian Government Real Return Bond 4.25%, 12/01/2026(1)	3,013,459
	Japan - 1.9%
JPY 374,099,450	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(1)	3,034,018
	Mexico - 1.4%
MXN 46,444,564	Mexican Udibonos 4.00%, 11/15/2040(1)	2,262,171
	Total Foreign Government Obligations (cost $11,963,341)	$ 11,237,371
U.S. GOVERNMENT SECURITIES - 20.7%
	U.S. Treasury Securities - 20.7%
	U.S. Treasury Bonds - 8.0%
$ 1,816,298	0.13%, 07/15/2026(1)	$ 1,880,791
4,227,441	0.13%, 01/15/2031(1)	4,303,815
1,286,215	0.25%, 07/15/2029(1)	1,329,436
701,406	0.50%, 01/15/2028(1)	734,346
1,199,625	0.63%, 01/15/2026(1)	1,263,261
1,436,159	2.00%, 01/15/2026(1)	1,586,900
1,391,831	2.38%, 01/15/2025(1)	1,529,546
210,968	2.38%, 01/15/2027(1)	240,366
		12,868,461
	U.S. Treasury Notes - 12.7%
3,063,883	0.13%, 07/15/2024(1)	3,190,029
2,541,004	0.13%, 01/15/2030(1)	2,587,407
1,095,690	0.25%, 01/15/2025(1)	1,139,732
2,638,601	0.38%, 07/15/2023(1)	2,741,568
2,858,477	0.38%, 07/15/2025(1)	2,992,915
1,209,382	0.38%, 01/15/2027(1)	1,260,427
1,333,385	0.38%, 07/15/2027(1)	1,396,512
1,580,223	0.63%, 01/15/2024(1)	1,649,420
977,377	0.75%, 07/15/2028(1)	1,043,006
2,381,325	0.88%, 01/15/2029(1)	2,554,622
		20,555,638
	Total U.S. Government Securities (cost $34,038,711)	$ 33,424,099
COMMON STOCKS - 52.1%
	Automobiles & Components - 0.1%
12,108	Arrival S.A.*(3)	$ 23,369
10,330	NOK Corp.	87,890
32	Tesla, Inc.*	27,864
		139,123
	Banks - 1.6%
11,302	ABN Amro Bank N.V. ADR(3)(4)	140,497
52,233	AIB Group plc	113,457
24,930	Bank of Ireland Group plc*	151,093
46,898	BPER Banca	78,348
70,883	CaixaBank S.A.	228,803
4,995	KB Financial Group, Inc.	232,388
33,276	Mitsubishi UFJ Financial Group, Inc.	193,446
51,757	Resona Holdings, Inc.	225,061
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.1% - (continued)
	Banks - 1.6% - (continued)
6,968	Shinhan Financial Group Co., Ltd.	$ 231,509
146	Signature Bank	35,368
837	Silvergate Capital Corp. Class A*	97,896
6,805	Societe Generale S.A.	163,552
33,095	Standard Chartered plc	226,248
3,047	Sumitomo Mitsui Financial Group, Inc.	92,062
5,556	Sumitomo Mitsui Trust Holdings, Inc.	172,444
103,444	Unicaja Banco S.A.(4)	97,443
18,672	UniCredit S.p.A.	172,811
		2,652,426
	Capital Goods - 1.4%
685	American Woodmark Corp.*	32,092
2,052	AZEK Co., Inc.*	43,584
3,252	Builders FirstSource, Inc.*	200,226
10,579	Chiyoda Corp.*	34,978
4,658	Cie de Saint-Gobain	271,739
126	Dycom Industries, Inc.*	10,699
1,789	Flowserve Corp.	58,518
3,325	Fluor Corp.*	82,294
1,331	Fortune Brands Home & Security, Inc.	94,834
6,306	Fugro N.V.*	77,251
745	GMS, Inc.*	35,723
1,002	Ingersoll Rand, Inc.	44,048
2,400	JELD-WEN Holding, Inc.*	49,896
17,308	JGC Holdings Corp.	195,860
960	JTOWER, Inc.*	45,114
580	Kennametal, Inc.	14,923
561	Mercury Systems, Inc.*	31,298
907	Middleby Corp.*	139,578
4,180	PGT Innovations, Inc.*	74,278
181	Raytheon Technologies Corp.	17,179
1,471	Spirit AeroSystems Holdings, Inc. Class A	61,841
4,897	Vinci S.A.	475,175
819	WESCO International, Inc.*	100,950
155	Westinghouse Air Brake Technologies Corp.	13,936
		2,206,014
	Commercial & Professional Services - 0.3%
5,172	Adecco Group AG	199,587
1,441	Clean Harbors, Inc.*	151,204
67,858	Hays plc	104,219
13,071	Pagegroup plc	79,980
		534,990
	Consumer Durables & Apparel - 0.4%
383	Cavco Industries, Inc.*	90,484
1,827	Century Communities, Inc.	96,320
1,166	D.R. Horton, Inc.	81,142
1,407	Lennar Corp. Class A	107,621
3,847	Skyline Champion Corp.*	196,351
		571,918
	Consumer Services - 0.3%
3,095	Hilton Grand Vacations, Inc.*	144,939
1,460	Oriental Land Co., Ltd.	220,854
18,850	Playa Hotels & Resorts N.V.*	177,944
		543,737
	Diversified Financials - 0.8%
138	ASX Ltd.	8,343
3,272	Bakkt Holdings, Inc.*(3)	12,499
1,352	Berkshire Hathaway, Inc. Class B*	436,466
2,991	Brookfield Asset Management, Inc. Class A	149,131
67	CME Group, Inc.	14,696
2,228	Coinbase Global, Inc. Class A*	251,118

The accompanying notes are an integral part of these financial statements.
55

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.1% - (continued)
	Diversified Financials - 0.8% - (continued)
6,402	Galaxy Digital Holdings Ltd.*	$ 70,018
411	Julius Baer Group Ltd.	19,641
18,493	UBS Group AG	313,949
		1,275,861
	Energy - 17.4%
1,431	Ampol Ltd.	33,645
5,180	APA Corp.	212,017
41,810	ARC Resources Ltd.	579,641
12,850	Baker Hughes Co.	398,607
466,228	BP plc	2,250,852
6,842	BP plc ADR	196,502
2,422	Brigham Minerals, Inc. Class A	60,017
12,476	Cameco Corp.	322,128
2,390	Cheniere Energy, Inc.	324,586
4,002	Chesapeake Energy Corp.	328,244
2,680	Chevron Corp.	419,876
399,500	China Petroleum & Chemical Corp. Class H	195,544
9,012	ConocoPhillips	860,826
9,327	Coterra Energy, Inc.	268,524
1,404	Diamondback Energy, Inc.	177,227
14,693	Enbridge, Inc.	641,178
38,320	ENEOS Holdings, Inc.	134,833
10,340	Enerplus Corp.(3)	126,689
70,696	Eni S.p.A.	988,245
7,875	EOG Resources, Inc.	919,485
16,056	Equinor ASA	542,686
17,298	Exxon Mobil Corp.	1,474,654
77,389	Gazprom PJSC ADR(5)(6)	—
3,544	Halliburton Co.	126,237
8,532	Headwater Exploration, Inc.*	44,033
24,478	Inpex Corp.	291,243
3,804	Japan Petroleum Exploration Co., Ltd.	75,829
5,639	Lukoil PJSC ADR(5)(6)	—
9,511	Lundin Energy AB(3)	393,240
4,078	Marathon Petroleum Corp.	355,846
31,061	MOL Hungarian Oil & Gas plc	263,370
2,253	Neste Oyj	96,674
200	Novatek PJSC GDR(5)(6)	—
50,419	Oil & Natural Gas Corp. Ltd.	104,489
3,473	OMV AG	177,532
1,067	ONEOK, Inc.	67,573
12,608	Ovintiv, Inc.	645,404
36,901	Parex Resources, Inc.	719,263
8,942	PDC Energy, Inc.	623,615
16,498	Pembina Pipeline Corp.	624,269
85,526	Petroleo Brasileiro S.A.	578,483
1,411	Phillips 66	122,418
1,185	Pioneer Natural Resources Co.	275,477
8,294	Reliance Industries Ltd.	300,512
20,686	Repsol S.A.	308,591
13,236	Schlumberger N.V.	516,336
135,223	Shell plc	4,906,618
16,557	Southwestern Energy Co.*	124,178
50,294	Surgutneftegas PJSC ADR(5)(6)	—
3,255	Targa Resources Corp.	238,950
8,089	TC Energy Corp.	427,858
2,614	Tenaris S.A.	39,948
61,445	TotalEnergies SE	3,017,132
4,839	TotalEnergies SE ADR	235,708
1,234	Tourmaline Oil Corp.	63,552
17,018	Trican Well Service Ltd.*	59,347
35,984	Ultrapar Participacoes S.A.	95,129
17,588	Viper Energy Partners L.P.	505,303
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.1% - (continued)
	Energy - 17.4% - (continued)
1,403	Whiting Petroleum Corp.	$ 102,489
1,387	Woodside Petroleum Ltd.	30,176
8,256	YPF S.A. ADR*	35,005
		28,047,833
	Food & Staples Retailing - 0.2%
6,496	Carrefour S.A.	137,764
39,977	J Sainsbury plc	116,643
		254,407
	Food, Beverage & Tobacco - 0.8%
12,775	Archer-Daniels-Midland Co.	1,144,129
175,988	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	16,702
67,315	WH Group Ltd.(4)	46,488
		1,207,319
	Insurance - 0.6%
8,294	Assicurazioni Generali S.p.A.	157,031
8,581	Dai-ichi Life Holdings, Inc.	171,826
5,520	MS&AD Insurance Group Holdings, Inc.	164,315
145,959	Old Mutual Ltd.	117,096
19,487	T&D Holdings, Inc.	250,416
8,811	Tongyang Life Insurance Co., Ltd.	46,901
		907,585
	Materials - 11.0%
23,040	Alamos Gold, Inc. Class A	178,990
440	Albemarle Corp.	84,845
63,533	Alrosa PJSC*(5)(6)	—
81,869	Alumina Ltd.	103,073
6,870	American Vanguard Corp.	147,018
22,538	Anglo American plc	998,230
5,595	Antofagasta plc	107,110
9,251	ArcelorMittal S.A.	269,738
95,700	B2Gold Corp.(3)	405,998
80,930	Barrick Gold Corp.	1,804,884
21,229	BHP Group Ltd.	711,436
1,516	BlueScope Steel Ltd.	21,551
2,220	Boliden AB	96,262
421,730	Centamin plc	483,352
39,666	Centerra Gold, Inc.(3)	367,126
3,910	CF Industries Holdings, Inc.	378,605
143,948	China BlueChemical Ltd. Class H	49,482
16,090	Cia Siderurgica Nacional S.A.	68,572
11,355	Corteva, Inc.	655,070
32,830	Dundee Precious Metals, Inc.	190,134
6,447	Eldorado Gold Corp.*	62,665
22,078	Endeavour Mining plc	540,328
4,805	FMC Corp.	636,855
18,115	Fortescue Metals Group Ltd.	273,773
2,190	Franco-Nevada Corp.	331,198
6,834	Freeport-McMoRan, Inc.	277,119
30,764	Glencore plc	189,557
93,832	Gold Road Resources Ltd.	102,486
61,730	Harmony Gold Mining Co., Ltd.	251,660
919	HeidelbergCement AG	52,941
72,720	Hochschild Mining plc	106,823
5,318	Holcim AG	260,026
2,250	Imerys S.A.	88,517
20,651	Impala Platinum Holdings Ltd.	267,129
90,587	Kinross Gold Corp.	458,499
845	Kumba Iron Ore Ltd.	28,053
6,613	Kyoei Steel Ltd.	67,849
6,150	Livent Corp.*	131,364
3,690	Louisiana-Pacific Corp.	238,079

The accompanying notes are an integral part of these financial statements.
56

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.1% - (continued)
	Materials - 11.0% - (continued)
23,450	Lundin Gold, Inc.*(3)	$ 188,929
14,534	Lundin Mining Corp.(3)	132,708
5,240	Maruichi Steel Tube Ltd.	111,834
1,301	MMC Norilsk Nickel PJSC ADR(5)(6)	—
6,770	Mosaic Co.	422,583
22,275	Newcrest Mining Ltd.	419,221
6,179	Newmont Corp.	450,140
20,654	Norsk Hydro ASA	173,442
327	Nucor Corp.	50,613
14,475	Nutrien Ltd.	1,422,430
36,175	OceanaGold Corp.*	90,110
178,268	Ramelius Resources Ltd.	189,324
63,847	Resolute Mining Ltd.*(3)	15,762
10,209	Rio Tinto plc	721,329
33,373	South32 Ltd.	111,143
11,900	SSR Mining, Inc.	261,779
452	Steel Dynamics, Inc.	38,759
5,560	Taiheiyo Cement Corp.	89,958
19,788	Torex Gold Resources, Inc.*	221,501
12,836	Vale S.A. ADR	216,800
2,024	Vicat S.A.	60,864
1,277	Warrior Met Coal, Inc.	43,507
4,085	West Fraser Timber Co., Ltd.	359,037
22,010	Yamana Gold, Inc.(3)	121,474
2,844	Yamato Kogyo Co., Ltd.	91,785
5,705	Yara International ASA(3)	290,089
		17,781,518
	Media & Entertainment - 0.3%
495	Charter Communications, Inc. Class A*	212,103
4,938	Comcast Corp. Class A	196,335
		408,438
	Real Estate - 9.1%
1,681	Alexandria Real Estate Equities, Inc. REIT	306,211
1,686	American Campus Communities, Inc. REIT	109,034
3,186	American Tower Corp. REIT	767,890
2,539	AvalonBay Communities, Inc. REIT	577,572
3,443	Boardwalk Real Estate Investment Trust REIT(3)	151,078
1,052	Boston Properties, Inc. REIT	123,715
54,261	British Land Co. plc REIT	349,518
15,384	Brixmor Property Group, Inc. REIT	390,446
1,948	Camden Property Trust REIT	305,622
127,500	Capitaland Investment Ltd.*	386,605
3,091	Catena AB	161,641
2,342	CBRE Group, Inc. Class A*	194,480
4,709	Cibus Nordic Real Estate AB(3)	108,904
74,190	CK Asset Holdings Ltd.	502,944
44	Comforia Residential REIT, Inc. REIT	109,640
23	Daiwa Office Investment Corp.	130,209
4,846	Douglas Emmett, Inc. REIT	142,763
417	Equinix, Inc. REIT	299,856
3,791	Fastighets AB Balder Class B*	187,909
2,645	Five Point Holdings LLC Class A*	15,473
15,488	Goodman Group REIT	257,780
57,918	Hongkong Land Holdings Ltd.	270,185
23	Hoshino Resorts REIT, Inc. REIT(3)	118,649
11,697	Independence Realty Trust, Inc. REIT	318,860
14,726	Kimco Realty Corp. REIT	373,010
11,141	Klepierre S.A. REIT	266,667
5,507	Kojamo Oyj	109,552
9,968	Land Securities Group plc REIT	93,486
2,852	Life Storage, Inc. REIT	377,861
3,099	Lifestyle Communities Ltd.	32,662
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.1% - (continued)
	Real Estate - 9.1% - (continued)
27,300	Longfor Group Holdings Ltd.(4)	$ 135,205
23,634	Medical Properties Trust, Inc. REIT	434,629
10,522	Mitsubishi Estate Co., Ltd.	153,269
15,283	Mitsui Fudosan Co., Ltd. REIT	323,904
5,418	Nomura Real Estate Holdings, Inc.	132,014
4,382	Phillips Edison & Co., Inc. REIT	148,374
6,770	Prologis, Inc. REIT	1,085,163
1,148	PSP Swiss Property AG	144,685
1,310	Public Storage REIT	486,665
5,414	Rexford Industrial Realty, Inc. REIT	422,509
1,948	Ryman Hospitality Properties, Inc. REIT*	182,099
14,700	Safestore Holdings plc REIT	231,257
487	SBA Communications Corp. REIT	169,043
2,494	SL Green Realty Corp.	172,635
44,992	StorageVault Canada, Inc.(3)	234,653
1,936	Sun Communities, Inc. REIT	339,903
179,550	Suntec Real Estate Investment Trust REIT	237,198
14,560	Tokyo Tatemono Co., Ltd.	205,280
13,714	Tricon Residential, Inc.(3)	198,453
6,109	UDR, Inc. REIT	325,060
441	VGP N.V.	114,703
9,001	VICI Properties, Inc. REIT	268,320
56,279	Vicinity Centres REIT	73,434
40	Vinhomes JSC(4)	113
7,350	Welltower, Inc. REIT	667,453
3,002	WP Carey, Inc. REIT	242,471
		14,668,714
	Retailing - 0.0%
7,926	Xebio Holdings Co., Ltd.	55,982
	Semiconductors & Semiconductor Equipment - 0.0%
292	Advanced Micro Devices, Inc.*	24,972
99	NVIDIA Corp.	18,361
96	Semtech Corp.*	5,722
		49,055
	Software & Services - 0.3%
206,325	Arcane Crypto AB*	1,501
1,154	Argo Blockchain plc ADR*	9,036
13,626	Bitfarms Ltd.*	39,245
171	Block, Inc. Class A*	17,021
3,573	Core Scientific, Inc.*	21,116
24,274	Hive Blockchain Technologies Ltd.*	35,712
14,811	Hut Mining Corp.*	52,804
6,372	Marathon Digital Holdings, Inc.*(3)	99,403
51	Microsoft Corp.	14,154
317	MicroStrategy, Inc. Class A*(3)	112,272
1,640	Riot Blockchain, Inc.*(3)	16,630
6,286	Voyager Digital Ltd.*	20,845
		439,739
	Technology Hardware & Equipment - 0.0%
4,323	Canaan, Inc. ADR*	16,427
	Telecommunication Services - 1.9%
2,897	America Movil S.A.B. de C.V. Class L ADR	56,289
64,264	BT Group plc	142,511
17,236	Cellnex Telecom S.A.(4)	803,375
14,700	KDDI Corp.	486,786
4,789	KT Corp.	134,840
4,498	KT Corp. ADR	62,657
6,965	Mobile TeleSystems PJSC ADR(5)(6)	—
3,394	MTN Group Ltd.	35,997
16,428	Nippon Telegraph & Telephone Corp.	484,122
12,941	Orange S.A.	154,068

The accompanying notes are an integral part of these financial statements.
57

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.1% - (continued)
	Telecommunication Services - 1.9% - (continued)
10,437	SK Telecom Co., Ltd.	$ 470,794
12,400	Telefonica Brasil S.A.	133,407
114,765	Turk Telekomunikasyon AS(3)	77,910
46,482	Turkcell Iletisim Hizmetleri AS	67,743
		3,110,499
	Transportation - 0.7%
3,871	Canadian National Railway Co.	455,245
1,820	JetBlue Airways Corp.*	20,038
88,746	Pacific Basin Shipping Ltd.	40,718
20,142	PostNL N.V.(3)	66,001
66,799	Shanghai International Airport Co., Ltd. Class A*	497,320
5,900	Yamato Holdings Co., Ltd.	110,401
		1,189,723
	Utilities - 4.9%
1,502	Acciona S.A.	294,013
15,127	AES Corp.	308,893
5,302	American Electric Power Co., Inc.	525,481
6,715	Avangrid, Inc.	297,810
12,777	Beijing Enterprises Holdings Ltd.	43,195
72,285	Centrica plc*	71,619
39,300	China Gas Holdings Ltd.	47,905
350,154	China Longyuan Power Group Corp. Ltd. Class H	675,381
50,474	Cia de Saneamento Basico do Estado de Sao Paulo	454,618
4,128	Constellation Energy Corp.	244,419
4,399	Duke Energy Corp.	484,594
6,928	Edison International	476,577
22,347	Electricite de France S.A.	203,158
52,393	Enel S.p.A.	340,706
47,556	Engie S.A.(3)	561,183
12,300	ENN Energy Holdings Ltd.	164,759
11,574	Exelon Corp.	541,432
10,426	FirstEnergy Corp.	451,550
34,612	Iberdrola S.A.	397,720
36,928	National Grid plc	548,638
3,486	RWE AG	144,737
3,342	Sempra Energy	539,265
		7,817,653
	Total Common Stocks (cost $75,239,075)	$ 83,878,961
EXCHANGE-TRADED FUNDS - 2.5%
	Other Investment Pools & Funds - 2.5%
42,870	iShares Global Energy ETF	$ 1,521,028
22,641	iShares MSCI Global Metals & Mining Producers ETF	1,029,486
1,990	VanEck Vectors Agribusiness ETF	196,174
36,980	VanEck Vectors Gold Miners ETF	1,293,930
		4,040,618
	Total Exchange-Traded Funds (cost $3,982,089)	$ 4,040,618
Shares or Principal Amount			Market Value†
CLOSED END FUNDS - 0.1%
	Investment Company Securities - 0.1%
7,880	Sprott Physical Uranium Trust*		$ 103,664
	Total Closed End Funds (cost $73,765)		$ 103,664
	Total Long-Term Investments (Cost $125,296,981)		$ 132,684,713
SHORT-TERM INVESTMENTS - 17.7%
	Other Investment Pools & Funds - 14.5%
23,298,024	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.00%(7)		$ 23,298,024
	Repurchase Agreements - 1.6%
$ 2,574,142	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $2,574,193; collateralized by U.S. Treasury Note at 1.625%, maturing 05/15/2031, with a market value of $2,625,692		2,574,142
	Securities Lending Collateral - 1.6%
743,167	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(7)		743,167
1,802,770	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(7)		1,802,770
			2,545,937
	Total Short-Term Investments (cost $28,418,103)		$ 28,418,103
	Total Investments (cost $153,715,084)	100.1%	$ 161,102,816
	Other Assets and Liabilities	(0.1)%	(114,788)
	Total Net Assets	100.0%	$ 160,988,028
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2022, the Fund invested 16.5% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.
58

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of this security was $2,274,456, representing 1.4% of net assets.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $1,223,121, representing 0.8% of net assets.
(5)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(6)	Investment valued using significant unobservable inputs.
(7)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	4	05/31/2022	$ 428,560	$ 27,181
Brent Crude Oil Future	17	09/30/2022	1,696,430	6,152
Brent Crude Oil Future	8	10/31/2022	785,120	22,705
Copper Future	13	09/28/2022	1,434,388	(97,158)
Corn Future	43	07/14/2022	1,749,025	192,275
Corn Future	3	09/14/2022	115,200	7,053
Cotton No. 2 Future	9	12/07/2022	549,315	37,731
Gasoline RBOB Future	8	08/31/2022	1,061,995	69,692
Gold 100oz Future	7	06/28/2022	1,338,190	(16,698)
Gold 100oz Future	7	08/29/2022	1,343,020	(11,018)
Gold 100oz Future	15	12/28/2022	2,901,600	(79,017)
ICE-ECX UEA Futures	5	12/19/2022	445,453	13,084
Live Cattle Future	7	10/31/2022	398,930	(4,507)
LME Nickel Future	7	05/16/2022	1,333,374	511,075
LME Nickel Future	7	07/18/2022	1,334,214	417,498
LME Nickel Future	6	09/19/2022	1,144,638	(93,860)
LME Zinc Future	9	05/16/2022	931,781	197,956
LME Zinc Future	14	07/18/2022	1,439,462	178,381
LME Zinc Future	8	09/19/2022	817,300	(17,528)
NY Harbor ULSD Future	5	08/31/2022	717,633	69,305
Palladium Future	1	09/28/2022	231,760	(22,044)
Platinum Future	9	07/27/2022	422,820	(57,377)
Platinum Future	5	10/27/2022	235,125	(19,296)
Primary Aluminum Future	1	05/16/2022	75,888	(17,016)
Primary Aluminum Future	3	07/18/2022	228,769	(13,716)
Primary Aluminum Future	1	09/19/2022	76,400	(16,428)
Silver Future	4	07/27/2022	461,700	(47,793)
Soybean Future	24	07/14/2022	2,021,700	86,292
Soybean Future	14	11/14/2022	1,060,325	52,953
Soybean Meal Future	15	12/14/2022	607,350	(9,254)
Wheat Future	53	07/14/2022	2,797,737	211,534
Wheat Future	5	09/14/2022	264,563	15,146
WTI Crude Future	6	06/21/2022	617,640	34,840
Total				$ 1,628,143
Short position contracts:
LME Nickel Future	7	05/16/2022	$ 1,333,374	$ (436,154)
The accompanying notes are an integral part of these financial statements.
59

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Futures Contracts Outstanding at April 30, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
LME Nickel Future	7	07/18/2022	$ 1,334,214	$ 161,914
LME Nickel Future	1	09/19/2022	190,773	6,924
LME Zinc Future	9	05/16/2022	931,781	(140,328)
LME Zinc Future	14	07/18/2022	1,439,462	5,298
LME Zinc Future	5	09/19/2022	510,813	27,001
Primary Aluminum Future	1	05/16/2022	75,888	10,327
Primary Aluminum Future	1	09/19/2022	76,400	10,108
Total				$ (354,910)
Total futures contracts				$ 1,273,233

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
210,000	AUD	148,647	USD	JPM	05/31/2022	$ (189)
3,040,000	AUD	2,170,469	USD	BCLY	05/31/2022	(21,362)
3,565,000	BRL	710,159	USD	MSC	05/03/2022	10,243
9,831,552	IDR	679	USD	SSG	05/09/2022	(1)
1,210,000,000	IDR	83,150	USD	GSC	05/31/2022	152
16,392,000,000	IDR	1,131,380	USD	JPM	05/31/2022	(2,882)
80,000,000	JPY	612,536	USD	JPM	05/31/2022	4,523
1,210,000,000	JPY	9,461,330	USD	SSG	05/31/2022	(128,309)
2,139,054	USD	2,996,000	AUD	BCLY	05/31/2022	21,053
241,685	USD	338,000	AUD	WEST	05/31/2022	2,738
738,629	USD	3,565,000	BRL	GSC	05/03/2022	18,226
724,726	USD	3,565,000	BRL	MSC	05/03/2022	4,323
703,322	USD	3,565,000	BRL	MSC	06/02/2022	(10,119)
2,864,319	USD	3,672,000	CAD	CIBC	05/31/2022	6,047
239,509	USD	307,000	CAD	TDB	05/31/2022	541
4,502,284	USD	4,214,000	EUR	BCLY	05/31/2022	50,921
289,089	USD	275,000	EUR	RBC	05/31/2022	(1,401)
2,953,493	USD	2,323,000	GBP	DEUT	05/31/2022	32,496
192,703	USD	155,000	GBP	TDB	05/31/2022	(2,198)
2,809,186	USD	359,264,000	JPY	SSG	05/31/2022	38,096
219,840	USD	28,054,000	JPY	RBC	05/31/2022	3,453
1,032,535	USD	21,190,000	MXN	RBC	05/31/2022	302
88,038	USD	1,820,000	MXN	JPM	05/31/2022	(620)
691,279	USD	6,360,000	NOK	BOA	05/31/2022	13,170
59,460	USD	560,000	NOK	JPM	05/31/2022	(248)
Total foreign currency contracts						$ 38,955
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
60

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$ 11,237,371	$ —	$ 11,237,371	$ —
U.S. Government Securities	33,424,099	—	33,424,099	—
Common Stocks
Automobiles & Components	139,123	51,233	87,890	—
Banks	2,652,426	133,264	2,519,162	—
Capital Goods	2,206,014	1,105,897	1,100,117	—
Commercial & Professional Services	534,990	151,204	383,786	—
Consumer Durables & Apparel	571,918	571,918	—	—
Consumer Services	543,737	322,883	220,854	—
Diversified Financials	1,275,861	933,928	341,933	—
Energy	28,047,833	16,462,115	11,585,718	—
Food & Staples Retailing	254,407	—	254,407	—
Food, Beverage & Tobacco	1,207,319	1,144,129	63,190	—
Insurance	907,585	—	907,585	—
Materials	17,781,518	11,120,320	6,661,198	—
Media & Entertainment	408,438	408,438	—	—
Real Estate	14,668,714	9,992,942	4,675,772	—
Retailing	55,982	—	55,982	—
Semiconductors & Semiconductor Equipment	49,055	49,055	—	—
Software & Services	439,739	438,238	1,501	—
Technology Hardware & Equipment	16,427	16,427	—	—
Telecommunication Services	3,110,499	398,006	2,712,493	—
Transportation	1,189,723	475,283	714,440	—
Utilities	7,817,653	4,324,639	3,493,014	—
Exchange-Traded Funds	4,040,618	4,040,618	—	—
Closed End Funds	103,664	103,664	—	—
Short-Term Investments	28,418,103	25,843,961	2,574,142	—
Foreign Currency Contracts(2)	206,284	—	206,284	—
Futures Contracts(2)	2,372,425	2,372,425	—	—
Total	$ 163,681,525	$ 80,460,587	$ 83,220,938	$ —
Liabilities
Foreign Currency Contracts(2)	$ (167,329)	$ —	$ (167,329)	$ —
Futures Contracts(2)	(1,099,192)	(1,099,192)	—	—
Total	$ (1,266,521)	$ (1,099,192)	$ (167,329)	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $1,047,220 were transferred into Level 3 due to the unavailability of active market pricing or observable market data activity, and investments valued at $420,481 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
61

The Hartford Growth Allocation Fund
Schedule of Investments
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 59.9%
2,755,851	Hartford Core Equity Fund, Class F	$ 117,041,001
2,415,411	Hartford Large Cap Growth ETF*	32,849,590
1,266,946	Hartford Multifactor US Equity ETF	50,301,937
720,924	Hartford Schroders Commodity Strategy ETF*	19,084,516
1,753,981	Hartford Small Cap Value Fund, Class F	20,153,241
2,297,609	The Hartford Equity Income Fund, Class F	50,271,679
622,960	The Hartford Growth Opportunities Fund, Class F	24,114,779
949,559	The Hartford Small Company Fund, Class F	18,497,410
	Total Domestic Equity Funds (cost $286,082,576)	$ 332,314,153
	International/Global Equity Funds - 22.4%
1,518,274	Hartford Multifactor Developed Markets (ex-US) ETF	41,828,449
850,692	Hartford Schroders Emerging Markets Equity Fund, Class F	13,781,216
2,507,268	Hartford Schroders International Multi-Cap Value Fund, Class F	24,019,624
752,192	The Hartford International Growth Fund, Class F	10,846,616
2,108,139	The Hartford International Opportunities Fund, Class F	34,004,278
	Total International/Global Equity Funds (cost $127,660,663)	$ 124,480,183
	Taxable Fixed Income Funds - 17.5%
1,048,049	Hartford Core Bond ETF	38,128,023
1,098,382	Hartford Schroders Sustainable Core Bond Fund, Class F	10,116,095
2,330,526	The Hartford Strategic Income Fund, Class F	18,830,652
2,962,444	The Hartford World Bond Fund, Class F	29,831,810
	Total Taxable Fixed Income Funds (cost $105,045,484)	$ 96,906,580
	Total Affiliated Investment Companies (cost $518,788,723)	$ 553,700,916
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,409,908	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.32%(1)		$ 1,409,908
	Total Short-Term Investments (cost $1,409,908)		$ 1,409,908
	Total Investments (cost $520,198,631)	100.0%	$ 555,110,824
	Other Assets and Liabilities	(0.0)%	(149,745)
	Total Net Assets	100.0%	$ 554,961,079
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 553,700,916	$ 553,700,916	$ —	$ —
Short-Term Investments	1,409,908	1,409,908	—	—
Total	$ 555,110,824	$ 555,110,824	$ —	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
62

Hartford Moderate Allocation Fund
Schedule of Investments
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.9%
	Domestic Equity Funds - 43.4%
1,604,691	Hartford Core Equity Fund, Class F	$ 68,151,218
844,424	Hartford Large Cap Growth ETF*	11,484,166
497,079	Hartford Multifactor US Equity ETF	19,735,677
376,949	Hartford Schroders Commodity Strategy ETF	9,978,707
813,944	Hartford Small Cap Value Fund, Class F	9,352,214
877,502	The Hartford Equity Income Fund, Class F	19,199,730
258,873	The Hartford Growth Opportunities Fund, Class F	10,020,986
450,727	The Hartford Small Company Fund, Class F	8,780,168
	Total Domestic Equity Funds (cost $135,489,009)	$ 156,702,866
	International/Global Equity Funds - 18.0%
790,912	Hartford Multifactor Developed Markets (ex-US) ETF	21,789,626
435,246	Hartford Schroders Emerging Markets Equity Fund, Class F	7,050,980
1,383,948	Hartford Schroders International Multi-Cap Value Fund, Class F	13,258,228
361,233	The Hartford International Growth Fund, Class F	5,208,977
1,082,415	The Hartford International Opportunities Fund, Class F	17,459,360
	Total International/Global Equity Funds (cost $66,090,315)	$ 64,767,171
	Taxable Fixed Income Funds - 38.5%
1,376,483	Hartford Core Bond ETF	50,076,452
2,782,800	Hartford Schroders Sustainable Core Bond Fund, Class F	25,629,591
3,406,647	The Hartford Strategic Income Fund, Class F	27,525,707
3,561,474	The Hartford World Bond Fund, Class F	35,864,044
	Total Taxable Fixed Income Funds (cost $152,286,134)	$ 139,095,794
	Total Affiliated Investment Companies (cost $353,865,458)	$ 360,565,831
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
844,298	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.32%(1)		$ 844,298
	Total Short-Term Investments (cost $844,298)		$ 844,298
	Total Investments (cost $354,709,756)	100.1%	$ 361,410,129
	Other Assets and Liabilities	(0.1)%	(279,097)
	Total Net Assets	100.0%	$ 361,131,032
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 360,565,831	$ 360,565,831	$ —	$ —
Short-Term Investments	844,298	844,298	—	—
Total	$ 361,410,129	$ 361,410,129	$ —	$ —

(1)	For the six-month period ended April 30, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
63

Hartford Multi-Asset Income Fund
Schedule of Investments
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0%
	Asset-Backed - Automobile - 0.3%
$ 1,654,131	CFMT LLC 1.39%, 09/22/2031(1)	$ 1,610,495
2,792	Enterprise Fleet Financing LLC 2.98%, 10/20/2024(1)	2,795
160,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	155,586
	Ford Credit Auto Owner Trust
100,000	1.61%, 10/17/2033(1)	91,217
100,000	1.91%, 10/17/2033(1)	91,695
		1,951,788
	Asset-Backed - Credit Card - 0.0%
165,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	159,757
	Asset-Backed - Finance & Insurance - 8.8%
	Apidos CLO
270,000	3.08%, 10/24/2034, 3 mo. USD LIBOR + 1.900%(1)(2)	264,007
520,000	3.11%, 01/20/2035, 3 mo. USD LIBOR + 2.050%(1)(2)	510,728
650,000	Atlas Senior Loan Fund Ltd. 2.54%, 01/15/2031, 3 mo. USD LIBOR + 1.500%(1)(2)	636,498
	Bain Capital Credit CLO Ltd.
925,000	3.33%, 10/23/2034, 3 mo. USD LIBOR + 2.150%(1)(2)	902,703
970,000	4.43%, 10/23/2034(1)(2)	956,135
	Ballyrock CLO Ltd.
260,000	3.01%, 10/20/2031(1)(2)	253,819
505,000	8.28%, 04/20/2035(1)(2)	489,897
	Barings CLO Ltd.
1,000,000	2.96%, 07/20/2029, 3 mo. USD LIBOR + 1.900%(1)(2)	989,218
1,095,000	2.99%, 10/15/2033(1)(2)	1,086,174
1,110,000	4.24%, 10/15/2036, 3 mo. USD LIBOR + 3.200%(1)(2)	1,090,246
750,000	Battalion CLO Ltd. 4.41%, 01/20/2035, 3 mo. USD LIBOR + 3.350%(1)(2)	733,233
	Bayview Koitere Fund Trust
166,368	3.50%, 07/28/2057(1)(3)	164,196
76,639	4.00%, 11/28/2053(1)(3)	75,592
775,000	BCRED BSL CLO Ltd. 2.81%, 10/20/2034(1)(2)	767,603
	BlueMountain CLO Ltd.
2,000,000	2.00%, 07/30/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	1,976,446
1,200,000	2.21%, 08/15/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	1,190,497
1,400,000	2.54%, 07/15/2031, 3 mo. USD LIBOR + 1.500%(1)(2)	1,384,390
965,000	Broad River BSL Funding CLO Ltd. 2.76%, 07/20/2034, 3 mo. USD LIBOR + 1.700%(1)(2)	951,242
380,000	BX Trust 1.85%, 10/15/2036(1)(2)	370,028
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	2.84%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	965,073
560,000	2.86%, 07/20/2032, 3 mo. USD LIBOR + 1.800%(1)(2)	551,409
995,000	4.01%, 07/20/2031, 3 mo. USD LIBOR + 2.950%(1)(2)	965,167
	Carlyle U.S. CLO Ltd.
645,000	4.01%, 04/20/2034, 3 mo. USD LIBOR + 2.950%(1)(2)	626,498
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0% - (continued)
	Asset-Backed - Finance & Insurance - 8.8% - (continued)
$ 1,500,000	7.31%, 04/20/2034, 3 mo. USD LIBOR + 6.250%(1)(2)	$ 1,433,286
1,255,000	Cayuga Park CLO Ltd. 4.14%, 07/17/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	1,231,387
	CIFC Funding Ltd.
785,000	2.94%, 01/16/2033, 3 mo. USD LIBOR + 1.900%(1)(2)	776,812
1,200,000	2.94%, 10/22/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,195,296
835,000	3.06%, 10/20/2034, 3 mo. USD LIBOR + 2.000%(1)(2)	819,404
640,000	4.04%, 04/17/2034, 3 mo. USD LIBOR + 3.000%(1)(2)	637,300
1,340,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	1,264,074
400,000	Dewolf Park CLO Ltd. 2.89%, 10/15/2030(1)(2)	395,932
	Dryden CLO Ltd.
1,215,000	3.09%, 10/15/2035, 3 mo. USD LIBOR + 2.050%(1)(2)	1,192,417
1,300,000	4.24%, 10/15/2035, 3 mo. USD LIBOR + 3.200%(1)(2)	1,276,987
1,200,000	Dryden Senior Loan Fund 2.49%, 04/15/2029, 3 mo. USD LIBOR + 1.450%(1)(2)	1,190,744
694,000	FS Rialto 2.35%, 11/16/2036(1)(2)	683,516
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	270,610
	LCM L.P.
1,200,000	2.64%, 07/20/2031, 3 mo. USD LIBOR + 1.580%(1)(2)	1,175,279
250,000	3.01%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	248,918
750,000	LCM XXIII Ltd. 4.36%, 10/20/2029, 3 mo. USD LIBOR + 3.300%(1)(2)	717,095
	LCM XXV Ltd.
1,473,000	2.71%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	1,451,870
931,334	3.36%, 07/20/2030, 3 mo. USD LIBOR + 2.300%(1)(2)	908,056
1,000,000	4.51%, 07/20/2030, 3 mo. USD LIBOR + 3.450%(1)(2)	945,974
1,750,000	Long Point Park CLO Ltd. 2.74%, 01/17/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	1,709,179
	Madison Park Funding Ltd.
1,200,000	2.54%, 04/19/2030, 3 mo. USD LIBOR + 1.500%(1)(2)	1,192,310
850,000	3.54%, 04/15/2029, 3 mo. USD LIBOR + 2.500%(1)(2)	828,116
1,500,000	4.43%, 07/23/2029, 3 mo. USD LIBOR + 3.250%(1)(2)	1,444,600
	Magnetite Ltd.
400,000	2.96%, 01/20/2035(1)(2)	390,345
350,000	3.96%, 01/20/2035(1)(2)	339,970
870,000	7.53%, 01/25/2032, 3 mo. USD LIBOR + 6.350%(1)(2)	852,349
	Neuberger Berman CLO Ltd.
700,000	2.94%, 04/15/2034, 3 mo. USD LIBOR + 1.900%(1)(2)	681,661
930,000	2.94%, 07/15/2034(1)(2)	922,232

The accompanying notes are an integral part of these financial statements.
64

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0% - (continued)
	Asset-Backed - Finance & Insurance - 8.8% - (continued)
	Neuberger Berman Loan Advisers CLO Ltd.
$ 1,250,000	2.61%, 04/20/2031, 3 mo. USD LIBOR + 1.550%(1)(2)	$ 1,235,110
990,000	3.06%, 10/20/2035, 3 mo. USD LIBOR + 2.000%(1)(2)	970,975
1,250,000	4.06%, 10/20/2035, 3 mo. USD LIBOR + 3.000%(1)(2)	1,207,184
	Oak Hill Credit Partners
1,215,000	2.90%, 02/24/2037(1)(2)	1,208,371
250,000	3.95%, 02/24/2037(1)(2)	247,662
	Oaktree CLO Ltd.
1,250,000	2.69%, 07/15/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	1,222,577
250,000	4.27%, 10/20/2034, 3 mo. USD LIBOR + 3.210%(1)(2)	245,400
	Octagon Investment Partners Ltd.
750,000	3.11%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	732,001
690,000	4.16%, 10/20/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	679,616
400,000	Palmer Square Loan Funding Ltd. 4.43%, 10/24/2027, 3 mo. USD LIBOR + 3.250%(1)(2)	398,242
1,250,000	Race Point CLO Ltd. 2.53%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	1,221,071
	Sound Point CLO Ltd.
2,340,000	2.71%, 07/20/2034(1)(2)	2,289,826
1,200,000	2.86%, 10/20/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,196,606
	STAR Trust
935,000	2.25%, 01/17/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	917,088
1,210,000	2.55%, 01/17/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	1,162,154
1,050,000	Stratus CLO Ltd. 3.71%, 12/28/2029, 3 mo. USD LIBOR + 2.650%(1)(2)	1,016,314
	Taco Bell Funding LLC
179,550	1.95%, 08/25/2051(1)	160,058
159,600	2.29%, 08/25/2051(1)	140,093
56,571	Treman Park CLO Ltd. 2.13%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)	56,476
500,000	Venture CLO Ltd. 4.64%, 10/22/2031, 3 mo. USD LIBOR + 3.500%(1)(2)	457,610
	Voya CLO Ltd.
990,000	2.94%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	969,119
1,200,000	3.13%, 07/14/2031, 3 mo. USD LIBOR + 2.090%(1)(2)	1,183,880
800,000	3.24%, 10/18/2031, 3 mo. USD LIBOR + 2.200%(1)(2)	787,715
1,000,000	Voya Ltd. 2.99%, 10/15/2030, 3 mo. USD LIBOR + 1.950%(1)(2)	981,825
1,205,000	Whetstone Park CLO Ltd. 3.96%, 01/20/2035(1)(2)	1,190,654
		65,954,145
	Asset-Backed - Home Equity - 0.4%
	FirstKey Homes Trust
650,000	1.67%, 10/19/2037(1)	593,539
1,305,000	3.02%, 10/19/2037(1)	1,198,512
	Progress Residential Trust
205,000	1.50%, 10/17/2027(1)	184,634
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0% - (continued)
	Asset-Backed - Home Equity - 0.4% - (continued)
$ 820,000	1.81%, 04/17/2038(1)	$ 727,543
305,000	Tricon American Homes Trust 2.03%, 11/17/2039(1)	263,399
		2,967,627
	Collateralized - Mortgage Obligations - 0.1%
800,000	COLT Funding LLC 3.66%, 12/27/2066(1)(3)	724,482
	Commercial Mortgage-Backed Securities - 4.9%
1,125,000	1211 Avenue of the Americas Trust 4.28%, 08/10/2035(1)(3)	1,101,258
1,250,000	280 Park Avenue Mortgage Trust 2.03%, 09/15/2034, 1 mo. USD LIBOR + 1.537%(1)(2)	1,224,928
330,000	Bank 3.51%, 03/15/2064(3)	303,062
	BANK XA
12,442,351	0.81%, 12/15/2052(3)(4)	534,716
29,904,719	0.86%, 11/15/2050(3)(4)	972,394
12,161,044	1.04%, 05/15/2062(3)(4)	615,179
	Benchmark Mortgage Trust
30,028,275	0.63%, 07/15/2051(3)(4)	666,060
22,155,616	0.80%, 01/15/2052(3)(4)	709,421
2,936,935	1.19%, 05/15/2052(3)(4)	158,773
14,856,648	1.39%, 03/15/2062(3)(4)	911,206
470,000	3.21%, 09/15/2053	405,923
325,000	3.84%, 12/15/2072(3)	291,356
1,210,000	BF NYT Mortgage Trust 2.25%, 12/15/2035, 1 mo. USD LIBOR + 1.700%(1)(2)	1,173,723
330,000	BFLD Trust 2.60%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	327,325
	BX Commercial Mortgage Trust
748,000	2.00%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	740,496
960,500	2.55%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	941,230
860,000	BX Trust 2.00%, 11/15/2032, 1 mo. USD LIBOR + 1.450%(1)(2)	830,597
	BXHPP Trust
210,000	1.20%, 08/15/2036(1)(2)	203,701
185,000	1.45%, 08/15/2036(1)(2)	177,369
1,190,000	CAMB Commercial Mortgage Trust 2.30%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	1,168,446
18,404,600	CD Mortgage Trust 1.12%, 02/10/2050(3)(4)	686,219
	Commercial Mortgage Trust
175,000	2.77%, 11/10/2046(1)(3)	146,127
944,000	4.46%, 12/10/2045(1)(3)	923,572
	CSAIL Commercial Mortgage Trust
19,295,015	0.73%, 08/15/2051(3)(4)	535,549
23,887,443	0.83%, 11/15/2050(3)(4)	672,532
1,000,000	CSMC Trust 3.77%, 11/13/2039(1)(3)	856,794
	DBJPM Mortgage Trust
8,993,953	1.58%, 08/10/2049(3)(4)	440,350
3,365,074	1.83%, 09/15/2053(3)(4)	279,550
335,000	DC Office Trust 3.17%, 09/15/2045(1)(3)	282,546
	GS Mortgage Securities Trust
34,769,605	0.57%, 03/10/2051(3)(4)	720,169
15,146,924	1.22%, 07/10/2052(3)(4)	851,637
5,785,985	1.29%, 05/10/2052(3)(4)	318,475
469,000	3.97%, 05/10/2052	449,536

The accompanying notes are an integral part of these financial statements.
65

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.9% - (continued)
$ 1,165,000	HONO LULU Mortgage Trust 2.40%, 10/15/2036, 1 mo. USD LIBOR + 1.850%(1)(2)	$ 1,142,894
	Hudson Yards Mortgage Trust
500,000	3.08%, 08/10/2038(1)(3)	456,522
1,240,000	3.56%, 07/10/2039(1)(3)	1,116,090
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	1,132,338
1,190,000	3.75%, 06/05/2039(1)(3)	1,112,196
920,000	KNDL Mortgage Trust 1.90%, 05/15/2036, 1 mo. USD LIBOR + 1.350%(1)(2)	903,833
98,297	Life Mortgage Trust 1.25%, 03/15/2038(1)(2)	95,809
	MHP STOR
225,000	1.60%, 07/15/2038, 1 mo. USD LIBOR + 1.050%(1)(2)	218,509
230,000	1.90%, 07/15/2038, 1 mo. USD LIBOR + 1.350%(1)(2)	223,088
	Morgan Stanley Capital Trust
660,000	1.95%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(2)	654,155
1,250,000	2.20%, 10/15/2037, 1 mo. USD LIBOR + 1.650%(1)(2)	1,217,188
1,250,000	One Market Plaza Trust 4.15%, 02/10/2032(1)	1,227,116
125,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	112,697
3,151,080	SLG Office Trust 0.26%, 07/15/2041(1)(3)(4)	58,034
	SREIT
1,450,000	1.58%, 07/15/2036, 1 mo. USD LIBOR + 1.026%(1)(2)	1,393,646
550,000	1.93%, 07/15/2036, 1 mo. USD LIBOR + 1.375%(1)(2)	528,842
	SREIT Trust
440,000	1.63%, 11/15/2038, 1 mo. USD LIBOR + 1.080%(1)(2)	427,357
1,340,000	2.13%, 11/15/2038, 1 mo. USD LIBOR + 1.578%(1)(2)	1,293,127
	Wells Fargo N.A.
14,104,011	1.35%, 03/15/2063(3)(4)	1,010,166
8,818,491	1.90%, 03/15/2063(3)(4)	992,910
562,148	WF-RBS Commercial Mortgage Trust 5.03%, 06/15/2044(1)(3)	561,537
		36,498,273
	Other Asset-Backed Securities - 0.9%
172,879	Aaset Trust 3.84%, 05/15/2039(1)	111,534
	Affirm Asset Securitization Trust
180,000	0.88%, 08/15/2025(1)	178,926
305,000	1.03%, 08/17/2026(1)	291,871
61,921	3.46%, 10/15/2024(1)	61,974
1,250,000	Barings CLO Ltd. 3.04%, 10/15/2036, 3 mo. USD LIBOR + 2.000%(1)(2)	1,232,136
	Bayview Opportunity Master Fund Trust
78,820	3.50%, 01/28/2055(1)(3)	78,217
105,410	3.50%, 06/28/2057(1)(3)	104,287
178,898	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	160,641
	CF Hippolyta LLC
96,451	1.53%, 03/15/2061(1)	87,512
241,126	1.98%, 03/15/2061(1)	218,879
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0% - (continued)
	Other Asset-Backed Securities - 0.9% - (continued)
$ 1,499	Cloud Pass-Through Trust 3.55%, 12/05/2022(1)(3)	$ 1,499
242,550	Domino's Pizza Master Issuer LLC 3.15%, 04/25/2051(1)	216,293
350,000	ExteNet LLC 3.20%, 07/26/2049(1)	346,594
351,028	Home Partners of America Trust 2.30%, 12/17/2026(1)	329,110
226,593	Horizon Aircraft Finance Ltd. 3.43%, 11/15/2039(1)	206,606
112,665	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	110,893
125,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	113,548
274,223	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	245,049
585,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	569,018
193,862	Sonic Capital LLC 2.19%, 08/20/2051(1)	168,460
	Stack Infrastructure Issuer LLC
625,000	1.88%, 03/26/2046(1)	573,449
100,000	1.89%, 08/25/2045(1)	92,568
340,000	3.08%, 10/25/2044(1)	331,580
139,444	START Ireland 4.09%, 03/15/2044(1)	129,539
	Towd Point Mortgage Trust
21,402	2.75%, 04/25/2057(1)(3)	21,349
50,508	3.00%, 01/25/2058(1)(3)	49,942
	Vantage Data Centers Issuer LLC
495,000	1.65%, 09/15/2045(1)	453,723
160,600	3.19%, 07/15/2044(1)	157,071
		6,642,268
	Whole Loan Collateral CMO - 1.6%
47,613	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	47,521
31,564,202	Bank 1.09%, 08/15/2061(3)(4)	1,742,262
25,247	Bravo Residential Funding Trust 2.41%, 05/25/2060(1)(3)	25,067
50,000	Connecticut Avenue Securities Trust 1.84%, 10/25/2041(1)(2)	48,364
	Fannie Mae Connecticut Avenue Securities
325,720	2.82%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	328,278
135,650	2.87%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(2)	136,669
299,642	2.92%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	302,450
633,686	4.22%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	656,326
335,006	4.97%, 02/25/2025, 1 mo. USD LIBOR + 4.300%(2)	340,274
553,411	5.02%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	578,388
58,959	5.57%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	62,197
292,276	5.67%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	298,159
107,889	6.57%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	114,223
	Flagstar Mortgage Trust
187,137	2.00%, 09/25/2041(1)(3)	169,010
95,360	4.00%, 05/25/2048(1)(3)	94,046

The accompanying notes are an integral part of these financial statements.
66

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0% - (continued)
	Whole Loan Collateral CMO - 1.6% - (continued)
	GS Mortgage-Backed Securities Corp. Trust
$ 314,982	2.76%, 06/25/2051(1)(3)	$ 264,732
871,868	2.78%, 05/25/2051(1)(3)	718,499
1,170,622	3.28%, 03/27/2051(3)	1,026,494
589,575	JP Morgan Chase Bank NA 3.17%, 10/25/2057, 1 mo. USD LIBOR + 2.500%(1)(2)	593,789
	JP Morgan Mortgage Trust
786,138	2.83%, 12/25/2051(1)(3)	571,632
3,559,670	4.09%, 11/25/2050(1)(3)	3,495,232
82,802	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	82,774
247,726	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	247,019
142,509	Towd Point Mortgage Trust 2.75%, 06/25/2057(1)(3)	140,195
		12,083,600
	Total Asset & Commercial Mortgage-Backed Securities (cost $131,948,689)	$ 126,981,940
CONVERTIBLE BONDS - 4.0%
	Commercial Services - 0.5%
2,200,000	Block, Inc. 0.25%, 11/01/2027	$ 1,794,100
2,500,000	Shift4 Payments, Inc. 0.50%, 08/01/2027(1)	2,035,000
		3,829,100
	Electric - 0.5%
3,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	3,415,432
	Engineering & Construction - 0.2%
EUR 2,000,000	Cellnex Telecom S.A. 0.75%, 11/20/2031(5)	1,770,544
	Healthcare - Products - 0.5%
$ 2,200,000	Exact Sciences Corp. 0.38%, 03/01/2028	1,768,800
1,700,000	Insulet Corp. 0.38%, 09/01/2026	2,091,000
		3,859,800
	Healthcare - Services - 0.2%
2,400,000	Teladoc Health, Inc. 1.25%, 06/01/2027	1,779,600
	Internet - 1.3%
2,200,000	AIRBNB, Inc. 0.00%, 03/15/2026(6)	2,016,300
2,100,000	ETSY, Inc. 0.25%, 06/15/2028(1)	1,669,500
2,500,000	Sea Ltd. 0.25%, 09/15/2026	1,881,250
2,400,000	SPOTIFY USA, Inc., Co. 0.00%, 03/15/2026(6)	1,954,201
2,200,000	Uber Technologies, Inc. 0.00%, 12/15/2025(6)	1,899,700
		9,420,951
	Software - 0.8%
2,400,000	Avalara, Inc. 0.25%, 08/01/2026(1)	1,917,600
2,400,000	Bentley Systems, Inc. 0.38%, 07/01/2027(1)	2,034,000
2,400,000	RingCentral, Inc. 0.00%, 03/15/2026(6)	1,900,996
		5,852,596
	Total Convertible Bonds (cost $32,387,713)	$ 29,928,023
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.4%
	Aerospace/Defense - 0.2%
$ 685,000	Boeing Co. 5.15%, 05/01/2030	$ 682,879
135,000	Lockheed Martin Corp. 4.85%, 09/15/2041	136,503
900,000	Raytheon Technologies Corp. 4.13%, 11/16/2028	901,479
		1,720,861
	Agriculture - 0.3%
80,000	Altria Group, Inc. 4.50%, 05/02/2043	66,739
990,000	BAT Capital Corp. 3.56%, 08/15/2027	923,715
1,250,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,250,399
		2,240,853
	Airlines - 0.0%
51,633	Southwest Airlines Co. 6.15%, 02/01/2024	51,877
47,631	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	45,620
		97,497
	Auto Manufacturers - 0.1%
460,000	Hyundai Capital America 0.80%, 04/03/2023(1)	449,546
485,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(1)	477,649
		927,195
	Auto Parts & Equipment - 0.1%
608,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	614,080
	Beverages - 0.1%
	Anheuser-Busch InBev Worldwide, Inc.
115,000	3.75%, 07/15/2042	97,551
575,000	5.55%, 01/23/2049	616,255
		713,806
	Biotechnology - 0.1%
300,000	CSL Finance plc Co. 4.25%, 04/27/2032	297,773
450,000	Gilead Sciences, Inc. 2.80%, 10/01/2050	323,732
		621,505
	Chemicals - 0.2%
575,000	DuPont de Nemours, Inc. 5.42%, 11/15/2048	613,249
785,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)(7)	679,025
		1,292,274
	Commercial Banks - 3.1%
	Bank of America Corp.
430,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(8)	386,196
545,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(8)	450,622
961,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(8)	910,245
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(8)	432,880
200,000	Bank of New York Mellon Corp. 3.00%, 02/24/2025	198,633

The accompanying notes are an integral part of these financial statements.
67

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.4% - (continued)
	Commercial Banks - 3.1% - (continued)
	Barclays plc
$ 380,000	2.89%, 11/24/2032, (2.89% fixed rate until 11/24/2031; 12 mo. USD CMT + 1.300% thereafter)(2)(8)	$ 317,815
720,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(8)	716,762
390,000	BNP Paribas S.A. 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(8)	375,553
	BPCE S.A.
425,000	5.15%, 07/21/2024(1)	432,133
1,200,000	5.70%, 10/22/2023(1)	1,226,536
	Citigroup, Inc.
500,000	4.45%, 09/29/2027	496,550
1,400,000	5.30%, 05/06/2044	1,423,605
320,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 3 mo. USD SOFR + 0.55% thereafter)(1)(2)(8)	285,664
360,000	Credit Agricole S.A. 3.25%, 10/04/2024(1)	355,611
1,090,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	913,685
	Danske Bank A/S
805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(2)(8)	731,869
250,000	5.38%, 01/12/2024(1)	255,064
	Goldman Sachs Group, Inc.
495,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(8)	442,209
135,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	114,325
155,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(8)	130,912
530,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(8)	521,692
1,000,000	4.25%, 10/21/2025	1,001,608
	HSBC Holdings plc
650,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	578,126
540,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(8)	465,005
225,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(8)	189,750
	JP Morgan Chase & Co.
535,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD LIBOR 2.040% thereafter)(8)	465,273
140,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	120,016
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.4% - (continued)
	Commercial Banks - 3.1% - (continued)
$ 105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	$ 84,348
100,000	3.38%, 05/01/2023	100,605
125,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	118,913
	Morgan Stanley
650,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	524,245
1,025,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 3 mo. USD SOFR + 1.360% thereafter)(8)	821,086
135,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(8)	113,655
575,000	4.10%, 05/22/2023	581,447
55,000	5.30%, 04/20/2037	55,062
1,795,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	1,795,000
205,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	205,585
330,000	Standard Chartered plc 0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 3 mo. USD LIBOR + 0.780% thereafter)(1)(2)(8)	313,282
450,000	UBS Group AG 1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(2)(8)	399,560
290,000	US Bancorp 2.49%, 11/03/2036, (2.49% fixed rate until 11/03/2031; 5 year USD CMT + 0.9500% thereafter)(2)(8)	244,138
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,828,944
375,000	4.61%, 04/25/2053	371,244
1,420,000	5.38%, 11/02/2043	1,484,774
		22,980,227
	Commercial Services - 0.1%
260,000	Ashtead Capital, Inc. 4.25%, 11/01/2029(1)	248,607
85,000	Gartner, Inc. 3.75%, 10/01/2030(1)	75,803
185,000	S&P Global, Inc. 2.90%, 03/01/2032(1)	167,292
540,000	TriNet Group, Inc. 3.50%, 03/01/2029(1)	489,375
155,000	United Rentals North America, Inc. 3.88%, 02/15/2031	136,679
		1,117,756
	Construction Materials - 0.4%
795,000	Eagle Materials, Inc. 2.50%, 07/01/2031	673,441
956,000	Jeld-Wen, Inc. 4.88%, 12/15/2027(1)	866,920
410,000	Masonite International Corp. 3.50%, 02/15/2030(1)	345,425
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	834,599
		2,720,385
	Distribution/Wholesale - 0.1%
640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	665,600
	Diversified Financial Services - 0.5%
	Aviation Capital Group LLC
435,000	1.95%, 09/20/2026(1)	380,993
1,250,000	3.50%, 11/01/2027(1)	1,151,055

The accompanying notes are an integral part of these financial statements.
68

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.4% - (continued)
	Diversified Financial Services - 0.5% - (continued)
	Avolon Holdings Funding Ltd.
$ 221,000	2.13%, 02/21/2026(1)	$ 197,416
15,000	2.53%, 11/18/2027(1)	12,881
775,000	Brookfield Finance LLC 3.45%, 04/15/2050	614,696
195,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	194,513
500,000	Intercontinental Exchange, Inc. 1.85%, 09/15/2032	403,789
475,000	UBS Group AG 2.75%, 02/11/2033, (2.75% fixed rate until 02/11/2032; 12 mo. USD CMT + 1.100% thereafter)(1)(2)(8)	399,279
675,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	585,562
		3,940,184
	Electric - 0.9%
305,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	264,473
	Cleco Corporate Holdings LLC
275,000	3.38%, 09/15/2029	248,907
473,000	3.74%, 05/01/2026	469,112
95,000	Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058	89,316
250,000	Consolidated Edison, Inc. 3.20%, 12/01/2051	197,608
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	101,633
156,000	6.63%, 02/01/2032	185,297
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	99,466
120,000	3.40%, 06/15/2029	114,118
575,000	Exelon Corp. 5.10%, 06/15/2045	582,501
425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	510,223
85,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	83,131
345,000	NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	305,822
160,000	Niagara Mohawk Power Corp. 3.03%, 06/27/2050(1)	118,679
240,000	Oglethorpe Power Corp. 4.50%, 04/01/2047	220,283
370,000	Oncor Electric Delivery Co. LLC 3.80%, 06/01/2049	341,613
85,000	PacifiCorp 4.13%, 01/15/2049	78,495
66,000	Pennsylvania Electric Co. 3.60%, 06/01/2029(1)	63,074
	San Diego Gas & Electric Co.
480,000	1.70%, 10/01/2030	397,492
270,000	3.70%, 03/15/2052	237,270
40,000	3.75%, 06/01/2047	35,751
10,000	4.15%, 05/15/2048	9,569
	SCE Recovery Funding LLC
144,329	0.86%, 11/15/2031	127,603
65,000	1.94%, 05/15/2038	53,268
35,000	2.51%, 11/15/2043	27,829
	Sempra Energy
1,075,000	3.25%, 06/15/2027	1,030,818
100,000	4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.868% thereafter)(2)(8)	88,171
245,000	Southern Co. 4.40%, 07/01/2046	224,011
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.4% - (continued)
	Electric - 0.9% - (continued)
$ 485,000	Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025(1)	$ 481,968
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	81,008
106,000	Union Electric Co. 4.00%, 04/01/2048	98,700
		6,967,209
	Electrical Components & Equipment - 0.1%
955,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	992,914
	Engineering & Construction - 0.0%
320,000	TopBuild Corp. 3.63%, 03/15/2029(1)	278,800
	Entertainment - 0.0%
100,000	Magallanes, Inc. 4.28%, 03/15/2032(1)	93,025
	Environmental Control - 0.1%
445,000	Republic Services, Inc. 2.30%, 03/01/2030	388,965
180,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	158,733
		547,698
	Food - 0.1%
200,000	Conagra Brands, Inc. 4.60%, 11/01/2025	202,526
150,000	McCormick & Co., Inc. 2.50%, 04/15/2030	132,867
510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	502,350
		837,743
	Forest Products & Paper - 0.1%
940,000	Glatfelter Corp. 4.75%, 11/15/2029(1)	752,000
	Gas - 0.1%
125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	117,879
300,000	Southern California Gas Co. 2.95%, 04/15/2027	287,159
		405,038
	Healthcare - Products - 0.2%
805,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	729,547
660,000	Boston Scientific Corp. 2.65%, 06/01/2030	585,708
		1,315,255
	Healthcare - Services - 0.5%
245,000	Centene Corp. 4.25%, 12/15/2027	236,714
	CommonSpirit Health
80,000	2.78%, 10/01/2030	70,765
10,000	3.91%, 10/01/2050	8,747
305,000	4.20%, 08/01/2023	309,133
	Dignity Health
214,000	3.81%, 11/01/2024	213,931
352,000	4.50%, 11/01/2042	338,796
	HCA, Inc.
220,000	4.63%, 03/15/2052(1)	192,621
1,000,000	5.50%, 06/15/2047	984,121
	Mercy Health
565,000	3.56%, 08/01/2027	546,190
95,000	4.30%, 07/01/2028(7)	97,266
275,000	Ochsner LSU Health System of North Louisiana 2.51%, 05/15/2031(7)	224,765
140,000	Sutter Health 2.29%, 08/15/2030	120,424
	Toledo Hospital
400,000	5.33%, 11/15/2028	413,465

The accompanying notes are an integral part of these financial statements.
69

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.4% - (continued)
	Healthcare - Services - 0.5% - (continued)
$ 145,000	5.75%, 11/15/2038	$ 154,525
5,000	UnitedHealth Group, Inc. 3.85%, 06/15/2028	5,012
		3,916,475
	Home Builders - 0.1%
480,000	Meritage Homes Corp. 3.88%, 04/15/2029(1)	429,480
	Insurance - 0.6%
800,000	Athene Global Funding 2.50%, 03/24/2028(1)	709,907
560,000	CNO Global Funding 2.65%, 01/06/2029(1)	497,724
	Corebridge Financial, Inc.
610,000	3.90%, 04/05/2032	573,951
25,000	4.35%, 04/05/2042	22,658
70,000	4.40%, 04/05/2052	62,762
350,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	306,167
1,100,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	1,070,778
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	116,525
77,000	Liberty Mutual Group, Inc. 4.57%, 02/01/2029(1)	78,198
100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(1)	101,146
675,000	Unum Group 5.75%, 08/15/2042	674,743
		4,214,559
	Investment Company Security - 0.0%
250,000	JAB Holdings B.V. 3.75%, 05/28/2051(1)	191,163
	IT Services - 0.3%
475,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	437,551
810,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	630,257
825,000	Western Digital Corp. 4.75%, 02/15/2026	818,977
		1,886,785
	Lodging - 0.1%
800,000	Genting New York LLC 3.30%, 02/15/2026(1)	731,701
	Media - 0.5%
950,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	959,476
	Comcast Corp.
52,000	4.05%, 11/01/2052	47,357
575,000	4.40%, 08/15/2035	571,866
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	921,036
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	83,899
60,000	7.30%, 07/01/2038	67,410
30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	31,348
1,000,000	ViacomCBS, Inc. 5.85%, 09/01/2043	1,012,663
250,000	Videotron Ltd. 3.63%, 06/15/2029(1)	217,500
		3,912,555
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.4% - (continued)
	Office/Business Equipment - 0.0%
$ 275,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)(7)	$ 247,500
	Oil & Gas - 0.6%
1,760,000	Aker BP ASA 3.75%, 01/15/2030(1)	1,643,480
406,000	Devon Energy Corp. 5.88%, 06/15/2028	425,371
750,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	704,006
	Equinor ASA
35,000	2.88%, 04/06/2025(7)	34,414
560,000	3.00%, 04/06/2027	543,484
	Hess Corp.
135,000	5.60%, 02/15/2041	137,763
525,000	7.30%, 08/15/2031	607,867
	Qatar Energy
245,000	2.25%, 07/12/2031(1)	213,763
210,000	3.13%, 07/12/2041(1)	175,400
		4,485,548
	Packaging & Containers - 0.0%
340,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	300,050
	Pharmaceuticals - 0.3%
	AbbVie, Inc.
525,000	3.80%, 03/15/2025	525,720
600,000	4.75%, 03/15/2045	585,367
160,000	CVS Health Corp. 4.88%, 07/20/2035	163,133
465,000	Organon & Co. 4.13%, 04/30/2028(1)	430,883
180,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	174,566
360,000	Teva Pharmaceutical Finance Netherlands III B.V. 4.75%, 05/09/2027	329,400
		2,209,069
	Pipelines - 1.0%
495,000	EIG Pearl Holding S.a.r.l. 3.55%, 08/31/2036(1)	438,440
	Energy Transfer L.P.
1,200,000	4.40%, 03/15/2027	1,191,135
1,125,000	4.75%, 01/15/2026	1,139,191
155,000	4.95%, 06/15/2028	156,554
385,000	5.00%, 05/15/2050	343,373
214,000	7.60%, 02/01/2024	225,659
1,100,000	Energy Transfer Operating L.P. 5.25%, 04/15/2029	1,118,278
480,430	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	422,417
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	244,283
40,000	3.45%, 10/15/2027(1)	37,466
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,154,421
585,000	Sempra infrastructure PA 3.25%, 01/15/2032(1)	506,589
235,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	214,437
		7,192,243
	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
150,000	4.40%, 02/15/2026	151,258
85,000	5.00%, 02/15/2024	87,189
	Brixmor Operating Partnership L.P.
285,000	4.05%, 07/01/2030	269,463
440,000	4.13%, 05/15/2029	427,171

The accompanying notes are an integral part of these financial statements.
70

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.4% - (continued)
	Real Estate Investment Trusts - 0.7% - (continued)
$ 290,000	CubeSmart L.P. 2.25%, 12/15/2028	$ 254,796
	EPR Properties
580,000	3.60%, 11/15/2031	491,905
398,000	3.75%, 08/15/2029	352,757
65,000	4.75%, 12/15/2026	63,813
60,000	4.95%, 04/15/2028	57,747
240,000	Equinix, Inc. 3.00%, 07/15/2050	173,352
750,000	GLP Capital L.P. / GLP Financing II, Inc. 4.00%, 01/15/2030	697,560
	SBA Tower Trust
100,000	1.63%, 11/15/2026(1)	92,332
100,000	1.88%, 01/15/2026(1)	92,695
215,000	2.84%, 01/15/2025(1)	208,735
300,000	3.45%, 03/15/2023(1)	300,333
1,280,000	VICI Properties L.P. 4.95%, 02/15/2030	1,271,283
		4,992,389
	Retail - 0.2%
825,000	AutoZone, Inc. 3.13%, 04/21/2026	803,416
	Lowe's Cos., Inc.
575,000	1.30%, 04/15/2028	490,747
145,000	3.75%, 04/01/2032	136,827
		1,430,990
	Semiconductors - 0.2%
	Broadcom, Inc.
175,000	2.60%, 02/15/2033(1)	140,815
375,000	3.42%, 04/15/2033(1)	322,169
225,000	3.50%, 02/15/2041(1)	175,360
675,000	Microchip Technology, Inc. 0.97%, 02/15/2024	643,498
		1,281,842
	Software - 0.3%
170,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	157,666
	Oracle Corp.
550,000	3.60%, 04/01/2050	395,372
110,000	3.65%, 03/25/2041	85,378
110,000	3.95%, 03/25/2051	83,815
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)(7)	559,000
185,000	S&P Global, Inc. 2.70%, 03/01/2029(1)	170,522
	Workday, Inc.
60,000	3.70%, 04/01/2029	57,360
590,000	3.80%, 04/01/2032	559,575
		2,068,688
	Telecommunications - 0.8%
	AT&T, Inc.
578,000	2.55%, 12/01/2033	480,347
180,000	3.30%, 02/01/2052	136,825
11,000	3.65%, 06/01/2051	8,949
24,000	3.85%, 06/01/2060	19,032
30,000	4.30%, 12/15/2042	27,455
460,000	4.45%, 04/01/2024	471,026
575,000	5.65%, 02/15/2047	640,586
425,000	NBN Co., Ltd. 1.63%, 01/08/2027(1)(7)	380,342
626,250	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	631,179
	T-Mobile USA, Inc.
625,000	2.25%, 02/15/2026	573,437
290,000	2.88%, 02/15/2031	246,166
775,000	4.50%, 04/15/2050	708,503
	Verizon Communications, Inc.
1,454,000	2.36%, 03/15/2032	1,223,020
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.4% - (continued)
	Telecommunications - 0.8% - (continued)
$ 130,000	4.75%, 11/01/2041	$ 128,787
575,000	Vodafone Group plc 5.25%, 05/30/2048	576,609
		6,252,263
	Transportation - 0.1%
295,000	Canadian Pacific Railway Co. 2.45%, 12/02/2031	256,935
600,000	FedEx Corp. 5.25%, 05/15/2050	615,564
		872,499
	Trucking & Leasing - 0.2%
580,000	DAE Funding LLC 1.55%, 08/01/2024(1)	541,098
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
90,000	2.70%, 11/01/2024(1)	87,548
745,000	3.95%, 03/10/2025(1)	745,004
		1,373,650
	Total Corporate Bonds (cost $110,986,711)	$ 99,831,354
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
	Indonesia - 0.7%
IDR 75,000,000,000	Indonesia Treasury Bond 7.00%, 09/15/2030	$ 5,152,531
	Mexico - 0.0%
$ 250,000	Mexico Government International Bond 4.28%, 08/14/2041	208,010
	Qatar - 0.1%
	Qatar Government International Bond
250,000	3.38%, 03/14/2024(1)	251,057
315,000	3.88%, 04/23/2023(1)	318,619
		569,676
	Saudi Arabia - 0.1%
460,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	461,120
	Total Foreign Government Obligations (cost $6,767,391)	$ 6,391,337
MUNICIPAL BONDS - 1.1%
	Airport - 0.0%
	Dallas Fort Worth International Airport
15,000	4.09%, 11/01/2051	$ 14,237
90,000	4.51%, 11/01/2051	86,020
		100,257
	General - 0.2%
205,000	California State Health Facs Finance Auth Rev 4.35%, 06/01/2041	196,751
140,000	City of Sacramento, CA, (AGM Insured) 6.42%, 08/01/2023	146,287
190,000	Kansas, Dev Finance Auth, (AGM Insured) 5.37%, 05/01/2026	197,780
575,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	659,569
175,000	Sales Tax Securitization Corp., IL Rev 4.79%, 01/01/2048	178,427
		1,378,814

The accompanying notes are an integral part of these financial statements.
71

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.1% - (continued)
	General Obligation - 0.4%
$ 1,250,000	State of Illinois, GO 5.10%, 06/01/2033	$ 1,279,111
1,350,000	Town of Andover, MA 2.62%, 11/01/2036	1,175,355
		2,454,466
	Tobacco - 0.0%
	Golden State, CA, Tobacco Securitization Corp.
10,000	2.75%, 06/01/2034	8,665
45,000	3.00%, 06/01/2046	39,926
20,000	3.29%, 06/01/2042	16,032
		64,623
	Transportation - 0.4%
20,000	Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/01/2040	24,638
	Foothill-Eastern Transportation Corridor Agency, CA,, (AGM Insured)
335,000	3.92%, 01/15/2053	299,834
45,000	4.09%, 01/15/2049	41,397
150,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	175,694
1,000,000	Metropolitan Atlanta Rapid Transit Auth 2.74%, 07/01/2036	858,107
	Metropolitan Transportation Auth, NY, Rev
60,000	5.18%, 11/15/2049	64,359
20,000	6.20%, 11/15/2026	21,072
195,000	6.81%, 11/15/2040	237,469
275,000	Port Authority of New York & New Jersey 3.18%, 07/15/2060	212,719
1,350,000	San Joaquin Hills Transportation Corridor Agency, (AGM Insured) 3.22%, 01/15/2035	1,197,295
		3,132,584
	Utilities - 0.0%
83,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	83,164
	Utility - Electric - 0.1%
375,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	435,649
252,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	309,241
		744,890
	Total Municipal Bonds (cost $8,586,021)	$ 7,958,798
SENIOR FLOATING RATE INTERESTS - 10.2%(9)
	Advertising - 0.1%
515,000	ABG Intermediate Holdings 2 LLC 4.00%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 510,494
408,153	Clear Channel Outdoor Holdings, Inc. 4.74%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	397,822
		908,316
	Aerospace/Defense - 0.1%
873,085	TransDigm, Inc. 3.01%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	855,624
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Airlines - 0.2%
$ 285,000	AAdvantage Loyalty IP Ltd. 5.81%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	$ 289,828
185,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	182,919
230,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	238,337
295,000	SkyMiles IP Ltd. 4.81%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	304,463
301,950	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	299,103
		1,314,650
	Apparel - 0.0%
272,938	Birkenstock GmbH & Co. KG 3.75%, 04/28/2028, 1 mo. USD LIBOR + 3.250%	264,408
	Auto Parts & Equipment - 0.1%
636,040	Clarios Global L.P. 4.01%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	625,177
223,745	First Brands Group LLC 6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	222,836
		848,013
	Beverages - 0.0%
121,250	Sunshine Investments B.V. 3.22%, 03/28/2025, 3 mo. USD LIBOR + 2.750%	120,189
	Chemicals - 0.4%
243,108	ASP Unifrax Holdings, Inc. 4.75%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	235,075
422,497	Axalta Coating Systems U.S. Holdings, Inc. 2.76%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	418,043
673,312	Diamond (BC) B.V. 3.99%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	648,696
503,798	Messer Industries GmbH 3.51%, 03/02/2026, 3 mo. USD LIBOR + 2.500%	498,689
508,192	Starfruit Finco B.V. 4.01%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	500,356
	Tronox Finance LLC
279,848	3.22%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	276,787
355,000	3.37%, 04/04/2029, 1 mo.USD SOFR + 3.250%	352,338
		2,929,984
	Commercial Services - 0.8%
633,600	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	626,314
372,183	Allied Universal Holdco LLC 4.51%, 05/12/2028, 1 mo. USD LIBOR + 3.750%	362,141
	Amentum Government Services Holdings LLC
152,288	4.26%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	151,193
105,000	4.65%, 02/15/2029, 1 mo. USD SOFR + 4.000%	104,081

The accompanying notes are an integral part of these financial statements.
72

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Commercial Services - 0.8% - (continued)
$ 368,150	APX Group, Inc. 4.05%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	$ 363,732
475,304	AVSC Holding Corp. 3.25%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	448,107
	Belron Finance U.S. LLC
242,481	2.69%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	240,461
97,750	3.50%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	97,017
213,643	Hertz Corp. 4.01%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	212,603
746,250	MPH Acquisition Holdings LLC 4.76%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	715,587
214,462	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	210,977
744,375	Signal Parent, Inc. 4.26%, 04/03/2028, 1 mo. USD LIBOR + 3.500%	635,049
	Verisure Holding AB
EUR 575,000	3.25%, 07/20/2026, 3 mo. EURIBOR + 3.250%	587,452
430,000	3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	439,285
$ 623,700	WEX, Inc. 3.01%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	617,232
189,000	WW International, Inc. 4.27%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	169,061
		5,980,292
	Construction Materials - 0.4%
491,287	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	407,768
384,038	Chamberlain Group, Inc. 4.51%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	376,476
691,691	Cornerstone Building Brands, Inc. 3.80%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	647,596
361,895	CP Atlas Buyer, Inc. 4.51%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	339,523
176	Ingersoll-Rand Services Co. 2.51%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	174
636,483	Quikrete Holdings, Inc. 3.39%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	618,413
261,478	Standard Industries, Inc. 3.79%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	260,620
277,875	Tamko Building Products LLC 4.00%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	271,884
		2,922,454
	Distribution/Wholesale - 0.2%
731,250	American Builders & Contractors Supply Co., Inc. 2.76%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	720,208
683,130	Core & Main L.P. 3.20%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	670,889
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Distribution/Wholesale - 0.2% - (continued)
$ 185,250	KAR Auction Services, Inc. 3.06%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	$ 184,092
193,050	PAI Holdco, Inc. 4.74%, 10/28/2027, 1 mo. USD LIBOR + 3.500%	190,347
		1,765,536
	Diversified Financial Services - 0.5%
664,399	Aretec Group, Inc. 5.01%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	663,568
969,773	Blackhawk Network Holdings, Inc. 3.76%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	955,915
648,745	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	646,209
636,024	Fleetcor Technologies Operating Co. LLC 2.51%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	623,602
610,606	NFP Corp. 4.01%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	599,591
350,000	Setanta Aircraft Leasing Designated Activity Company 3.01%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	347,449
		3,836,334
	Electronics - 0.1%
370,000	II-VI, Inc. 0.00%, 01/14/2028, 1 mo. USD LIBOR + 2.750%(10)	367,843
272,938	Ingram Micro, Inc. 4.51%, 06/30/2028, 1 mo. USD LIBOR + 3.500%	271,777
		639,620
	Engineering & Construction - 0.2%
484,733	Brand Energy & Infrastructure Services, Inc. 5.29%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	459,614
745,987	Brown Group Holding LLC 3.51%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	734,424
104,737	Fluidra S.A. 2.80%, 01/29/2029, 1 mo. USD SOFR + 2.000%	103,633
		1,297,671
	Entertainment - 0.5%
	Crown Finance U.S., Inc.
764,078	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	581,578
158,948	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	183,735
73,504	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	78,144
900,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	894,798
688,148	Golden Entertainment, Inc. 3.77%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	685,141
110,000	Great Canadian Gaming Corp. 4.93%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	109,533
486,078	SeaWorld Parks & Entertainment, Inc. 3.81%, 08/25/2028, 1 mo. USD LIBOR + 3.000%	478,582
516,215	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	508,229
		3,519,740

The accompanying notes are an integral part of these financial statements.
73

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Environmental Control - 0.1%
$ 508,725	Clean Harbors, Inc. 2.76%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	$ 506,436
165,000	Covanta Holding Corp. 3.26%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	164,072
184,075	Filtration Group Corp. 4.26%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	181,544
		852,052
	Food - 0.2%
315,617	B&G Foods, Inc. 3.26%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	308,989
491,989	Froneri International Ltd. 3.01%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	479,689
727,547	Hostess Brands LLC 3.36%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	717,697
287,625	U.S. Foods, Inc. 2.51%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	283,060
		1,789,435
	Food Service - 0.0%
177,175	Aramark Services, Inc. 2.51%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	173,789
	Gas - 0.1%
812,037	UGI Energy Services LLC 4.51%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	809,756
	Healthcare - Products - 0.3%
628,757	Avantor Funding, Inc. 3.01%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	624,041
570,000	Medline Borrower LP 4.01%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	560,025
795,366	Sunshine Luxembourg S.a.r.l. 4.76%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	787,556
		1,971,622
	Healthcare - Services - 0.3%
	ADMI Corp.
341,550	4.14%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	335,938
263,675	4.26%, 12/23/2027, 1 mo. USD LIBOR + 3.500%	260,379
EUR 465,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	472,087
$ 98,992	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	98,553
372,188	Heartland Dental LLC 4.63%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	369,132
109,187	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	108,487
680,548	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	673,648
		2,318,224
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Home Furnishings - 0.1%
$ 442,775	Mattress Firm, Inc. 5.64%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	$ 422,297
	Insurance - 0.6%
680,777	Acrisure LLC 4.26%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	669,857
110,000	AssuredPartners, Inc. 4.20%, 02/12/2027, 1 mo. USD SOFR + 3.500%	108,350
	Asurion LLC
268,619	3.89%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	267,228
593,906	4.01%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	580,050
145,000	6.01%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	140,514
	Hub International Ltd.
872,796	4.21%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	860,795
99,496	4.35%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	98,901
	Sedgwick Claims Management Services, Inc.
872,932	4.01%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	863,662
48,500	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	48,422
484,772	USI, Inc. 4.01%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	479,924
		4,117,703
	Internet - 0.2%
362,262	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	345,660
685,794	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	681,981
500,000	NortonLifeLock, Inc. 0.00%, 01/28/2029, 3 mo. USD LIBOR + 2.000%(10)	491,250
304,238	Proofpoint, Inc. 3.76%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	299,041
		1,817,932
	IT Services - 0.1%
340,239	Peraton Corp. 4.51%, 02/01/2028, 1 mo. USD LIBOR + 3.750%(10)	337,208
640,449	Tempo Acquisition LLC 3.70%, 08/31/2028, 1 mo. USD SOFR + 3.000%	635,248
		972,456
	Leisure Time - 0.2%
	Carnival Corp.
275,100	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	270,335
294,263	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	289,481
372,187	Hayward Industries, Inc. 3.26%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	367,692
267,975	MajorDrive Holdings LLC 4.56%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	263,017
		1,190,525

The accompanying notes are an integral part of these financial statements.
74

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Lodging - 0.1%
	Caesars Resort Collection LLC
$ 727,215	3.51%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	$ 723,412
369,375	4.26%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	367,783
		1,091,195
	Machinery-Diversified - 0.1%
522,100	Vertical U.S. Newco, Inc. 4.02%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	516,555
	Media - 0.6%
132,975	Banijay Entertainment S.A.S 4.20%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	132,077
377,150	Cable One, Inc. 2.76%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	372,624
	CSC Holdings LLC
484,694	2.80%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	474,636
356,788	3.05%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	349,431
386,775	DirecTV Financing LLC 5.76%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	384,802
492,424	E.W. Scripps Co. 3.33%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	486,963
425,886	Gray Television, Inc. 2.96%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	422,471
750,000	Telenet Financing USD LLC 2.55%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	733,125
410,000	Virgin Media Bristol LLC 3.80%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	407,643
500,000	Ziggo Financing Partnership 3.05%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	489,375
		4,253,147
	Oil & Gas - 0.0%
194,513	Southwestern Energy Co. 3.30%, 06/22/2027, 1 mo. USD SOFR + 2.500%	194,026
	Packaging & Containers - 0.2%
557,200	Berlin Packaging LLC 4.28%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	550,001
415,000	Clydesdale Acquisition Holdings, Inc. 4.78%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	409,244
136,850	Pregis TopCo Corp. 4.76%, 07/31/2026, 1 mo. USD LIBOR + 4.000%	134,055
114,712	Pretium PKG Holdings, Inc. 4.73%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	111,214
628,666	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	618,060
		1,822,574
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Pharmaceuticals - 0.5%
	Bausch Health Cos., Inc.
$ 320,000	0.00%, 01/27/2027, 1 mo. USD SOFR + 5.250%(10)	$ 309,200
310,503	3.76%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	308,627
558,761	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	557,392
434,481	Elanco Animal Health, Inc. 2.21%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	425,249
420,121	Gainwell Acquisition Corp. 5.01%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	418,285
306,900	Horizon Therapeutics USA, Inc. 2.44%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	302,898
27,204	ICON Luxembourg S.a.r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	27,030
347,375	Jazz Financing Lux S.a.r.l. 4.26%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	346,680
390,487	Organon & Co. 3.56%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	388,293
659,376	Pathway Vet Alliance LLC 4.76%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	652,920
		3,736,574
	Pipelines - 0.3%
187,684	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	187,333
807,785	Medallion Midland Acquisition LLC 4.51%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	805,265
484,925	NorthRiver Midstream Finance L.P. 4.22%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	481,472
269,325	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%(10)	267,717
445,486	Traverse Midstream Partners LLC 5.94%, 09/27/2024, 1 mo. USD LIBOR + 4.250%	443,628
		2,185,415
	Retail - 0.8%
203,975	At Home Group, Inc. 4.97%, 07/24/2028, 1 mo. USD LIBOR + 4.000%	182,558
445,867	B.C. Unlimited Liability Co. 2.51%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	436,856
427,468	Beacon Roofing Supply, Inc. 3.01%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	422,125
288,080	EG Group Ltd. 5.25%, 03/31/2026, 1 mo. USD LIBOR + 4.250%	281,743
178,650	Foundation Building Materials Holding Co. LLC 4.49%, 01/31/2028, 1 mo. USD LIBOR + 3.250%	172,174
508,582	Great Outdoors Group LLC 4.51%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	502,860

The accompanying notes are an integral part of these financial statements.
75

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Retail - 0.8% - (continued)
$ 705,806	Harbor Freight Tools USA, Inc. 3.51%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	$ 680,334
	IRB Holding Corp.
237,000	3.75%, 12/15/2027, 1 mo. USD SOFR + 3.000%	233,445
243,655	3.76%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	241,286
605,916	LBM Acquisition LLC 4.51%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	570,573
424,625	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	418,077
377,150	Michaels Cos., Inc. 5.26%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	343,090
267,300	Petco Health and Wellness Co., Inc. 4.26%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	264,437
178,650	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	176,774
240,000	Specialty Building Products Holdings LLC 4.30%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	227,251
	SRS Distribution, Inc.
119,700	4.00%, 06/02/2028, 1 mo. USD SOFR + 3.500%	115,211
471,438	4.02%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	453,759
486,250	Staples, Inc. 5.32%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	465,366
		6,187,919
	Semiconductors - 0.2%
395,000	Entegris, Inc. 0.00%, 03/02/2029, 3 mo. USD LIBOR + 3.000%(10)	394,878
	MKS Instruments, Inc.
445,000	0.00%, 10/21/2028(10)	442,775
500,000	0.00%, 04/08/2029(10)	497,500
		1,335,153
	Software - 1.1%
	Athenahealth, Inc.
33,333	1.75%, 02/15/2029, 1 mo. USD SOFR + 3.500%(11)	32,833
196,667	4.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	193,717
EUR 210,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	219,601
$ 644,344	DCert Buyer, Inc. 4.76%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	641,122
913,154	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	905,392
312,639	E2open LLC 4.00%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	310,979
156,000	Emerald TopCo, Inc. 4.74%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	153,632
402,109	Epicor Software Corp. 4.01%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	399,202
453,464	Hyland Software, Inc. 4.26%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	451,505
710,000	McAfee LLC 4.50%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	690,475
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Software - 1.1% - (continued)
$ 630,000	Mitchell International, Inc. 4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	$ 619,372
135,000	Mitnick Corporate Purchaser, Inc. 0.00%, 05/02/2029, 3 mo. USD LIBOR + 4.750%(10)	134,595
579,934	Navicure, Inc. 4.76%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	578,850
427,850	Polaris Newco LLC 4.76%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	422,857
109,175	Press Ganey Holdings, Inc. 4.99%, 07/24/2026, 1 mo. USD LIBOR + 3.750%	108,152
517,400	RealPage, Inc. 4.01%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	508,671
207,736	SS&C European Holdings S.a.r.l. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	204,549
255,902	SS&C Technologies, Inc. 2.51%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	251,977
508,833	Ultimate Software Group, Inc. 4.21%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	503,108
757,659	Zelis Healthcare Corp. 3.96%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	752,053
		8,082,642
	Telecommunications - 0.3%
484,772	Altice France S.A. 4.73%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	479,168
405,900	Frontier Communications Corp. 4.81%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	398,460
EUR 1,048,617	Lorca Finco plc 4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	1,093,296
$ 166,062	Zacapa LLC 4.77%, 03/22/2029, 1 mo. USD SOFR + 4.250%	164,678
298,414	Zayo Group Holdings, Inc. 3.76%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	282,691
		2,418,293
	Textiles - 0.1%
545,000	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	531,604
	Transportation - 0.1%
389,288	First Student Bidco, Inc. 3.98%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	381,502
	Total Senior Floating Rate Interests (cost $77,808,870)	$ 76,375,221
U.S. GOVERNMENT AGENCIES - 1.5%
	Mortgage-Backed Agencies - 1.5%
	FHLMC - 1.4%
3,198	0.94%, 01/25/2051, 1 mo. USD SOFR + 0.650%(1)(2)	$ 3,195
81,286	1.09%, 08/25/2033, 1 mo. USD SOFR + 0.800%(1)(2)	80,787
2,967,590	1.43%, 06/25/2030(3)(4)	258,730
5,574,768	1.53%, 07/25/2030(3)(4)	513,342
4,625,000	2.86%, 10/25/2034	4,201,476

The accompanying notes are an integral part of these financial statements.
76

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.5% - (continued)
	Mortgage-Backed Agencies - 1.5% - (continued)
	FHLMC - 1.4% - (continued)
$ 153,035	3.09%, 10/25/2050, SOFR + 2.800%(1)(2)	$ 154,177
318,836	3.17%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	322,021
1,345,000	3.17%, 02/25/2050, 1 mo. USD LIBOR + 2.500%(1)(2)	1,283,271
9,263	4.00%, 03/01/2041	9,379
329,333	4.22%, 08/25/2029, 1 mo. USD LIBOR + 3.550%(2)	340,501
61,238	4.27%, 07/25/2050, 1 mo. USD LIBOR + 3.600%(1)(2)	61,317
1,265,000	5.09%, 10/25/2050, SOFR30A + 4.800%(1)(2)	1,316,528
127,226	5.22%, 10/25/2024, 1 mo. USD LIBOR + 4.550%(2)	129,310
468,552	5.37%, 03/25/2028, 1 mo. USD LIBOR + 4.700%(2)	479,754
128,994	5.67%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(2)	136,046
623,102	5.82%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(2)	656,897
797,001	7.02%, 09/25/2028, 1 mo. USD LIBOR + 6.350%(2)	861,601
		10,808,332
	FNMA - 0.0%
35,351	0.85%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(2)	35,373
150,000	3.07%, 02/01/2025	149,783
4,507	4.50%, 04/01/2041	4,688
		189,844
	GNMA - 0.1%
59	6.00%, 11/20/2023	61
132	6.00%, 12/20/2023	138
13	6.00%, 01/20/2024	13
23	6.00%, 02/20/2024	24
55	6.00%, 02/20/2026	57
377	6.00%, 02/20/2027	393
111	6.00%, 01/20/2028	116
2,458	6.00%, 02/20/2028	2,571
3,989	6.00%, 04/20/2028	4,263
1,112	6.00%, 06/15/2028	1,176
8,966	6.00%, 07/20/2028	9,562
8,399	6.00%, 08/20/2028	8,980
2,004	6.00%, 10/15/2028	2,117
8,758	6.00%, 11/15/2028	9,266
8,563	6.00%, 03/20/2029	9,155
9,506	6.00%, 09/20/2029	10,012
16,673	6.00%, 04/20/2030	17,413
1,997	6.00%, 06/20/2030	2,085
1,564	6.00%, 08/15/2034	1,683
16,463	6.50%, 03/15/2028	17,401
2,200	6.50%, 05/15/2028	2,326
3,050	6.50%, 07/15/2028	3,346
5,222	6.50%, 10/15/2028	5,521
455	6.50%, 12/15/2028	481
8,355	6.50%, 01/15/2029	8,831
6,272	6.50%, 02/15/2029	6,630
28,301	6.50%, 03/15/2029	29,914
6,226	6.50%, 04/15/2029	6,580
5,165	6.50%, 05/15/2029	5,466
4,093	6.50%, 06/15/2029	4,327
6,209	6.50%, 02/15/2035	6,688
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.5% - (continued)
	Mortgage-Backed Agencies - 1.5% - (continued)
	GNMA - 0.1% - (continued)
$ 8,574	7.00%, 11/15/2031	$ 9,086
5,977	7.00%, 03/15/2032	6,337
83,858	7.00%, 11/15/2032	92,296
2,012	7.00%, 01/15/2033	2,182
7,418	7.00%, 05/15/2033	8,035
11,193	7.00%, 07/15/2033	12,065
19,417	7.00%, 11/15/2033	21,059
1,257	8.00%, 04/15/2030	1,292
5,610	8.00%, 05/15/2030	5,659
168	8.00%, 07/15/2030	172
3,786	8.00%, 08/15/2030	3,883
6,021	8.00%, 11/15/2030	6,126
60,179	8.00%, 02/15/2031	63,460
		408,248
	Total U.S. Government Agencies (cost $12,409,442)	$ 11,406,424
U.S. GOVERNMENT SECURITIES - 9.9%
	U.S. Treasury Securities - 9.9%
	U.S. Treasury Bonds - 3.2%
220,000	1.63%, 11/15/2050	$ 162,482
3,085,000	1.75%, 08/15/2041	2,451,129
375,000	1.88%, 02/15/2051	295,313
4,800,000	1.88%, 11/15/2051	3,781,500
7,890,000	2.00%, 11/15/2041	6,547,467
1,525,000	2.00%, 08/15/2051	1,238,109
2,595,000	2.25%, 02/15/2052	2,238,187
575,000	2.38%, 02/15/2042	509,414
350,000	2.88%, 04/30/2027	346,876
3,625,000	2.88%, 05/15/2043	3,447,432
3,435,000	3.00%, 08/15/2048(12)	3,393,404
		24,411,313
	U.S. Treasury Notes - 6.7%
950,000	0.13%, 05/31/2023	929,033
1,415,000	0.13%, 10/15/2023	1,367,575
2,700,000	0.25%, 09/30/2023	2,617,312
2,740,000	0.25%, 03/15/2024	2,619,911
1,070,000	0.25%, 07/31/2025	982,143
4,130,000	0.25%, 08/31/2025	3,782,338
5,110,000	0.25%, 09/30/2025	4,669,063
200,000	0.38%, 10/31/2023	193,742
185,000	0.38%, 08/15/2024	175,114
610,000	0.38%, 11/30/2025	557,292
1,020,000	0.38%, 12/31/2025	930,033
1,355,000	0.38%, 01/31/2026	1,232,521
320,000	0.63%, 07/31/2026	290,538
530,000	0.75%, 03/31/2026	487,393
470,000	0.75%, 04/30/2026	431,500
860,000	0.75%, 05/31/2026	787,874
620,000	0.75%, 08/31/2026	565,169
2,315,000	0.88%, 06/30/2026	2,128,805
2,495,000	0.88%, 09/30/2026	2,282,828
400,000	1.00%, 12/15/2024	381,516
1,855,000	1.13%, 10/31/2026	1,713,919
3,640,000	1.25%, 11/30/2026	3,380,081
1,520,000	1.25%, 12/31/2026	1,409,147
350,000	1.25%, 03/31/2028	317,721
420,000	1.25%, 05/31/2028	380,215
115,000	1.25%, 09/30/2028	103,545
205,000	1.25%, 08/15/2031	177,773
255,000	1.38%, 10/31/2028	231,253
3,505,000	1.38%, 11/15/2031	3,065,232

The accompanying notes are an integral part of these financial statements.
77

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 9.9% - (continued)
	U.S. Treasury Securities - 9.9% - (continued)
	U.S. Treasury Notes - 6.7% - (continued)
$ 325,000	1.50%, 02/29/2024	$ 318,373
2,815,000	1.50%, 01/31/2027	2,637,523
140,000	1.50%, 11/30/2028	127,870
1,290,000	1.75%, 03/15/2025	1,250,393
1,735,000	1.88%, 02/28/2027	1,654,079
1,920,000	1.88%, 02/15/2032	1,755,600
4,090,000	2.50%, 03/31/2027	4,011,715
		49,946,139
	Total U.S. Government Securities (cost $80,603,022)	$ 74,357,452
COMMON STOCKS - 30.9%
	Automobiles & Components - 0.1%
950	Bayerische Motoren Werke AG	$ 77,583
6,926	Ford Motor Co.	98,072
2,123	Harley-Davidson, Inc.	77,383
7,250	Mercedes-Benz Group AG	506,059
		759,097
	Banks - 1.9%
1,271,000	Agricultural Bank of China Ltd. Class H	476,704
30,400	Bank Hapoalim BM	281,845
95,450	Bank Leumi Le-Israel BM	1,001,723
431,000	Bank of Beijing Co. Ltd.	297,951
3,098,800	Bank of China Ltd. Class H	1,215,915
25,381	Bank of Nova Scotia	1,607,125
27,989	BAWAG Group AG(1)	1,329,026
574,000	China CITIC Bank Corp. Ltd. Class H	291,735
126,812	Credit Agricole S.A.	1,369,324
20,362	KBC Group N.V.(7)	1,385,264
11,938	PNC Financial Services Group, Inc.	1,982,902
21,180	Popular, Inc.	1,651,828
15,610	Western Alliance Bancorp	1,188,077
		14,079,419
	Capital Goods - 3.4%
57,845	Amada Co., Ltd.	449,164
21,282	American Woodmark Corp.*	997,062
37,302	Assa Abloy AB Class B	942,701
206,794	BAE Systems plc	1,910,085
41,513	Builders FirstSource, Inc.*	2,555,955
35,640	Cie de Saint-Gobain	2,079,172
30,547	Fuji Corp.	509,663
85,387	Hazama Ando Corp.	593,256
175,600	Industries Qatar QSC	905,600
10,450	Jardine Cycle & Carriage Ltd.	217,803
62,576	JELD-WEN Holding, Inc.*	1,300,955
23,959	Kone Oyj Class B	1,151,894
26,479	Kumagai Gumi Co., Ltd.	552,587
3,101	Lockheed Martin Corp.	1,340,004
48,880	Mitsubishi Electric Corp.	511,983
16,795	Owens Corning	1,527,169
16,735	Raytheon Technologies Corp.	1,588,319
15,695	Schneider Electric SE	2,251,748
27,377	Signify N.V.(1)	1,158,255
8,433	Toyota Industries Corp.	505,784
41,961	Ushio, Inc.	544,049
750	VAT Group AG(1)	231,984
18,379	Vinci S.A.(7)	1,783,385
		25,608,577
	Commercial & Professional Services - 1.1%
1,572,073	Aker Carbon Capture ASA*	3,175,947
101,794	Bureau Veritas S.A.	2,924,206
Shares or Principal Amount		Market Value†
COMMON STOCKS - 30.9% - (continued)
	Commercial & Professional Services - 1.1% - (continued)
36,854	Experian plc	$ 1,272,729
33,615	Toppan, Inc.	555,645
		7,928,527
	Consumer Durables & Apparel - 2.0%
7,844	Cavco Industries, Inc.*	1,853,145
22,691	Century Communities, Inc.	1,196,270
19,156	D.R. Horton, Inc.	1,333,066
17,482	Hanesbrands, Inc.	231,811
6,100	Iida Group Holdings Co., Ltd.	97,018
18,509	Lennar Corp. Class A	1,415,753
12,314	NIKE, Inc. Class B	1,535,556
54,667	Nikon Corp.	614,283
365	NVR, Inc.*	1,597,317
31,192	PulteGroup, Inc.	1,302,578
647	Ralph Lauren Corp.	67,508
20,100	Sankyo Co., Ltd.	578,377
28,204	Toll Brothers, Inc.	1,307,820
76,318	TRI Pointe Group, Inc.*	1,577,493
		14,707,995
	Consumer Services - 0.7%
86,770	Compass Group plc	1,831,006
1,792	Expedia Group, Inc.*	313,152
13,979	H&R Block, Inc.	364,433
10,297	McDonald's Corp.	2,565,601
		5,074,192
	Diversified Financials - 0.5%
14,052	Blackstone, Inc. Class A	1,427,262
994,050	China Cinda Asset Management Co., Ltd. Class H	167,621
12,598	DWS Group GmbH & Co. KGaA(1)	414,580
36,700	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,467,633
7,374	New Residential Investment Corp. REIT	76,690
81,224	REC Ltd.	134,136
9,400	SBI Holdings, Inc.	210,251
		3,898,173
	Energy - 0.4%
407,451	China Shenhua Energy Co., Ltd. Class H	1,301,747
86,800	Indo Tambangraya Megah Tbk PT	168,205
9,300	Lundin Energy AB(7)	384,516
31,298	TotalEnergies SE	1,536,825
		3,391,293
	Food & Staples Retailing - 0.4%
2,719	Albertsons Cos., Inc. Class A	85,050
120,041	Cencosud S.A.	192,148
37,649	J Sainsbury plc	109,851
52,400	Kesko Oyj Class B	1,319,246
17,923	Kroger Co.	967,125
5,600	Lawson, Inc.	205,969
79,607	Magnit PJSC GDR(13)(14)	—
		2,879,389
	Food, Beverage & Tobacco - 2.1%
41,033	Altria Group, Inc.	2,280,204
4,168	British American Tobacco plc	174,691
25,943	Coca-Cola Co.	1,676,177
36,598	Diageo plc	1,825,832
17,458	Heineken N.V.	1,704,092
47,076	Imperial Brands plc	979,912
84,300	Japan Tobacco, Inc.	1,434,093
1,097	JM Smucker Co.	150,212
23,100	Kirin Holdings Co., Ltd.	336,745

The accompanying notes are an integral part of these financial statements.
78

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 30.9% - (continued)
	Food, Beverage & Tobacco - 2.1% - (continued)
26,350	Marfrig Global Foods S.A.	$ 99,933
12,656	Nestle S.A.	1,633,815
9,394	PepsiCo., Inc.	1,613,044
17,407	Philip Morris International, Inc.	1,740,700
711,863	WH Group Ltd.(1)	491,612
		16,141,062
	Health Care Equipment & Services - 1.6%
22,127	Baxter International, Inc.	1,572,345
6,062	CVS Health Corp.	582,740
424,400	Hartalega Holdings Bhd	428,933
47,280	Koninklijke Philips N.V.	1,235,479
754,750	Kossan Rubber Industries Bhd	318,994
37,500	Medipal Holdings Corp.	617,565
16,311	Medtronic plc	1,702,216
703	Quidel Corp.*	70,736
9,527	Signify Health, Inc.*	131,472
300	Sonova Holding AG	108,188
1,080	Straumann Holding AG	127,323
8,340	Stryker Corp.	2,012,108
1,136,400	Top Glove Corp. Bhd	438,533
4,957	UnitedHealth Group, Inc.	2,520,882
		11,867,514
	Household & Personal Products - 0.9%
26,695	Colgate-Palmolive Co.	2,056,850
6,500	Kao Corp.	260,510
14,127	Procter & Gamble Co.	2,268,090
28,623	Reckitt Benckiser Group plc	2,232,180
		6,817,630
	Insurance - 1.3%
159,039	AIA Group Ltd.	1,562,360
48,938	AXA S.A.(7)	1,294,656
10,502	Chubb Ltd.	2,168,138
42,518	Dai-ichi Life Holdings, Inc.	851,381
8,389	Fidelity National Financial, Inc.	334,050
11,700	Japan Post Holdings Co., Ltd.	82,039
7,708	Marsh & McLennan Cos., Inc.	1,246,384
19,342	MS&AD Insurance Group Holdings, Inc.	575,758
47,885	Old Republic International Corp.	1,053,949
59,419	T&D Holdings, Inc.	763,560
		9,932,275
	Materials - 1.2%
17,664	BHP Group Ltd.	590,250
493,722	Elkem ASA(1)	2,050,390
384,841	Evraz plc(13)(14)	195,721
50,034	Fortescue Metals Group Ltd.	756,167
5,750	Kumba Iron Ore Ltd.	190,891
5,661	Linde plc*	1,766,006
27,684	Louisiana-Pacific Corp.	1,786,172
154,050	NMDC Ltd.	319,585
12,362	Rio Tinto Ltd.	977,882
14,700	Vedanta Ltd.	77,327
		8,710,391
	Media & Entertainment - 0.8%
535	Alphabet, Inc. Class A*	1,220,972
21,670	Comcast Corp. Class A	861,599
40,794	DeNA Co., Ltd.*	591,271
10,850	International Games System Co., Ltd.	266,390
36,361	Interpublic Group of Cos., Inc.	1,186,096
2,900	Nintendo Co., Ltd.	1,323,533
Shares or Principal Amount		Market Value†
COMMON STOCKS - 30.9% - (continued)
	Media & Entertainment - 0.8% - (continued)
1,377	Omnicom Group, Inc.	$ 104,831
20,849	Warner Bros Discovery, Inc.*	378,410
		5,933,102
	Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
13,136	AbbVie, Inc.	1,929,416
34,776	Astellas Pharma, Inc.	529,489
24,716	AstraZeneca plc ADR	1,641,142
22,166	Bristol-Myers Squibb Co.	1,668,435
23,480	Chugai Pharmaceutical Co., Ltd.	703,582
16,616	Gilead Sciences, Inc.	985,993
24,939	Johnson & Johnson	4,500,492
5,492	Merck & Co., Inc.	487,085
999	Moderna, Inc.*	134,276
18,546	Novartis AG	1,638,896
25,145	Ono Pharmaceutical Co., Ltd.	645,989
51,510	Pfizer, Inc.	2,527,596
4,424	Roche Holding AG	1,640,480
4,038	Royalty Pharma plc Class A	171,938
3,004	Sarepta Therapeutics, Inc.*	217,249
17,200	Takeda Pharmaceutical Co., Ltd.	499,084
		19,921,142
	Real Estate - 2.0%
188,562	Aldar Properties PJSC	288,914
4,250	American Tower Corp. REIT	1,024,335
297,088	Barwa Real Estate Co.	276,098
142,000	CK Asset Holdings Ltd.	962,638
80,781	Equity LifeStyle Properties, Inc. REIT	6,242,756
43,700	Hongkong Land Holdings Ltd.	203,859
148,500	Kerry Properties Ltd.	401,564
594	Life Storage, Inc. REIT	78,699
38,150	Mitsubishi Estate Co., Ltd.	555,715
30,203	Mitsui Fudosan Co., Ltd. REIT	640,114
2,040	National Retail Properties, Inc. REIT	89,433
4,025	PSP Swiss Property AG	507,278
4,022	Public Storage REIT	1,494,173
61,400	Shimao Group Holdings Ltd.(13)(14)	34,585
244,261	Sino Land Co., Ltd.	322,860
9,423	Spirit Realty Capital, Inc. REIT	409,429
5,807	STORE Capital Corp. REIT	165,093
29,550	Sun Hung Kai Properties Ltd.	340,330
181,900	Swire Properties Ltd.	435,934
3,343	WP Carey, Inc. REIT	270,014
		14,743,821
	Retailing - 0.4%
2,006,600	Allstar Co.(13)(14)(15)	—
49	AutoZone, Inc.*	95,818
2,512	Bath & Body Works, Inc.	132,860
1,366	Best Buy Co., Inc.	122,844
5,594	Dick's Sporting Goods, Inc.(7)	539,373
142,800	Harvey Norman Holdings Ltd.	508,663
1,100	JD.com, Inc. Class A*	34,296
21,928	Qurate Retail, Inc. Series A	92,317
19,246	TJX Cos., Inc.	1,179,395
374	Williams-Sonoma, Inc.	48,799
8,500	ZOZO, Inc.	177,969
		2,932,334
	Semiconductors & Semiconductor Equipment - 0.8%
712	Advanced Micro Devices, Inc.*	60,890
31,100	Chipbond Technology Corp.	69,929
11,890	First Solar, Inc.*	868,327
23,900	Intel Corp.	1,041,801
500	Lasertec Corp.	66,801

The accompanying notes are an integral part of these financial statements.
79

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 30.9% - (continued)
	Semiconductors & Semiconductor Equipment - 0.8% - (continued)
18,000	MediaTek, Inc.	$ 496,224
4,006	QUALCOMM, Inc.	559,598
28,000	Realtek Semiconductor Corp.	379,946
6,056	SK Hynix, Inc.	530,676
24,294	STMicroelectronics N.V.	897,594
5,122	Texas Instruments, Inc.	872,020
73,268	United Microelectronics Corp.	116,393
14,550	Vanguard International Semiconductor Corp.	51,195
		6,011,394
	Software & Services - 2.8%
5,024	Accenture plc Class A	1,509,009
10,342	Amdocs Ltd.	824,154
5,967	Automatic Data Processing, Inc.	1,301,880
5,944	Capgemini SE	1,210,073
852	CGI, Inc.*	67,940
3,090	Cognizant Technology Solutions Corp. Class A	249,981
8,480	Dropbox, Inc. Class A*	184,440
28,562	DTS Corp.	626,689
7,441	Fidelity National Information Services, Inc.	737,775
3,406	Fortinet, Inc.*	984,368
2,297	Gartner, Inc.*	667,393
715	HubSpot, Inc.*	271,292
12,916	International Business Machines Corp.	1,707,624
10,301	Microsoft Corp.	2,858,734
4,700	Nemetschek SE	372,965
8,639	Nortonlifelock, Inc.	216,321
1,979	Nutanix, Inc.*	49,534
5,368	Oracle Corp.	383,959
2,432	Palo Alto Networks, Inc.*	1,365,033
255	ServiceNow, Inc.*	121,916
8,308	SS&C Technologies Holdings, Inc.	537,195
1,842	Teradata Corp.*	76,167
5,400	Trend Micro, Inc.	301,087
10,833	Visa, Inc.	2,308,837
13,987	VMware, Inc. Class A	1,511,156
1,021	Zscaler, Inc.*	206,998
		20,652,520
	Technology Hardware & Equipment - 0.3%
99,300	Asustek Computer, Inc.	1,194,412
20,600	Catcher Technology Co., Ltd.	100,802
23,200	E Ink Holdings, Inc.	132,642
151,000	Hon Hai Precision Industry Co., Ltd.	517,338
13,930	Pure Storage, Inc. Class A*	408,149
27,100	VTech Holdings Ltd.	191,702
		2,545,045
	Telecommunication Services - 1.1%
86,184	AT&T, Inc.	1,625,430
94,850	KDDI Corp.	3,140,928
2,183	KT Corp.	61,465
49,656	Lumen Technologies, Inc.	499,539
34,830	Nippon Telegraph & Telephone Corp.	1,026,417
6,708	SK Telecom Co., Ltd.	302,586
477,975	Telefonica Deutschland Holding AG	1,437,524
3,773	Verizon Communications, Inc.	174,690
79,463	Vodafone Group plc	120,304
		8,388,883
	Transportation - 1.0%
200	AP Moller - Maersk A/S Class B	578,845
Shares or Principal Amount		Market Value†
COMMON STOCKS - 30.9% - (continued)
	Transportation - 1.0% - (continued)
18,529	Canadian National Railway Co.	$ 2,179,085
3,570	Expeditors International of Washington, Inc.	353,680
856	Landstar System, Inc.	132,594
1,458	Old Dominion Freight Line, Inc.	408,415
20,250	Orient Overseas International Ltd.	558,780
1,690	Ryder System, Inc.	118,131
53,075	Schneider National, Inc. Class B	1,254,162
190,350	SITC International Holdings Co., Ltd.	632,813
7,164	United Parcel Service, Inc. Class B	1,289,377
		7,505,882
	Utilities - 1.4%
1,334,000	China Longyuan Power Group Corp. Ltd. Class H	2,573,036
58,473	Endesa S.A.	1,225,445
329,052	Enel S.p.A.	2,139,790
59,040	Engie S.A.(7)	696,700
71,643	Iberdrola S.A.	823,235
135,861	National Grid plc	2,018,483
16,168	PPL Corp.	457,716
13,949	Rubis SCA	371,008
9,650	Transmissora Alianca de Energia Eletrica S.A.	85,844
		10,391,257
	Total Common Stocks (cost $213,777,727)	$ 230,820,914
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Diversified Financials - 0.3%
18,485	KKR & Co., Inc. Series C, 6.00%	$ 1,211,877
1,297	Mandatory Exchangeable Trust, 6.50%(1)	961,518
	Total Convertible Preferred Stocks (cost $2,221,250)	$ 2,173,395
EQUITY LINKED SECURITIES - 5.8%
	Banks - 2.7%
$ 43,337	Bunge Ltd. (Canadian Imperial Bank) 12.00% 07/20/2022(1)	$ 4,925,508
351,669	Ford Motor Co. (Bank of Montreal) 12.00% 07/20/2022(1)	4,991,590
8,651	Palo Alto Networks (Royal Bank of Canada) 12.00% 07/20/2022(1)	4,903,041
9,862	UnitedHealth Group Inc. (BNP Paribas Issuance B.V.) 12.00% 06/23/2022(1)	5,023,219
		19,843,358
	Diversified Financials - 0.6%
10,081	Servicenow, Inc. (Societe Generale) 12.00%, 07/20/2022(1)	4,857,263
	Food & Staples Retailing - 2.5%
15,558	Accenture PLC (BNP Paribas Issuance B.V.) 12.00% 06/23/2022(1)	4,734,265
14,280	Berkshire Hathaway Inc. (BNP Paribas Issuance B.V.) 12.00% 06/23/2022(1)	4,693,363

The accompanying notes are an integral part of these financial statements.
80

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Shares or Principal Amount			Market Value†
EQUITY LINKED SECURITIES - 5.8% - (continued)
	Food & Staples Retailing - 2.5% - (continued)
$ 9,051	Costco Wholesale Corporation (BNP Paribas Issuance B.V.) 12.00% 06/23/2022(1)		$ 4,836,355
56,238	PACCAR Inc. (BNP Paribas Issuance B.V.) 12.00% 06/23/2022(1)		4,726,353
			18,990,336
	Total Equity Linked Securities (cost $45,468,206)		$ 43,690,957
PREFERRED STOCKS - 0.3%
	Automobiles & Components - 0.2%
11,023	Volkswagen AG (Preference Shares)		$ 1,707,092
	Energy - 0.1%
36,700	Petroleo Brasileiro S.A.		224,775
	Materials - 0.0%
17,900	Gerdau S.A. (Preference Shares)		101,268
	Total Preferred Stocks (cost $2,201,108)		$ 2,033,135
	Total Long-Term Investments (Cost $725,166,150)		$ 711,948,950
SHORT-TERM INVESTMENTS - 6.6%
	Repurchase Agreements - 5.7%
42,881,075	Fixed Income Clearing Corp. Repurchase Agreement dated 04/29/2022 at 0.240%, due on 05/02/2022 with a maturity value of $42,881,933; collateralized by U.S. Treasury inflation Index Government Bond at 2.125%, maturing 02/15/2041, with a market value of $43,738,735		$ 42,881,075
	Securities Lending Collateral - 0.8%
1,720,952	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(16)		1,720,952
4,174,675	Invesco Government & Agency Portfolio, Institutional Class, 0.36%(16)		4,174,675
			5,895,627
	U.S. Treasury Securities - 0.1%
530,000	U.S. Treasury Bills 1.67%, 03/23/2023(17)		521,468
	Total Short-Term Investments (cost $49,298,874)		$ 49,298,170
	Total Investments (cost $774,465,024)	101.9%	$ 761,247,120
	Other Assets and Liabilities	(1.9)%	(14,301,854)
	Total Net Assets	100.0%	$ 746,945,266
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2022, the aggregate value of these securities was $206,819,143, representing 27.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the aggregate value of this security was $1,770,544, representing 0.2% of net assets.
(6)	Security is a zero-coupon bond.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2022.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2022, the aggregate value of the unfunded commitment was $32,833, which represents 0.0% of total net assets.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2022, the market value of securities pledged was $582,855.

The accompanying notes are an integral part of these financial statements.
81

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

(13)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2022, the aggregate fair value of these securities are $230,306, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(14)	Investment valued using significant unobservable inputs.
(15)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	2,006,600	$ —	$ —

(16)	Current yield as of period end.
(17)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	44	06/30/2022	$ 9,275,750	$ (161,328)
U.S. Treasury 5-Year Note Future	158	06/30/2022	17,802,156	(792,992)
U.S. Treasury 10-Year Note Future	2	06/21/2022	238,313	(14,129)
U.S. Treasury 10-Year Ultra Future	111	06/21/2022	14,319,000	(1,132,412)
Total				$ (2,100,861)
Short position contracts:
U.S. Treasury Ultra Bond Future	2	06/21/2022	$ (320,875)	$ 26,934
Total futures contracts				$ (2,073,927)

Foreign Currency Contracts Outstanding at April 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
40,903,047	USD	38,284,000	EUR	BCLY	05/31/2022	$ 462,614
14,182,612	USD	11,155,000	GBP	DEUT	05/31/2022	156,043
Total foreign currency contracts						$ 618,657
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
82

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2022   (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 126,981,940	$ —	$ 126,981,940	$ —
Convertible Bonds	29,928,023	—	29,928,023	—
Corporate Bonds	99,831,354	—	99,831,354	—
Foreign Government Obligations	6,391,337	—	6,391,337	—
Municipal Bonds	7,958,798	—	7,958,798	—
Senior Floating Rate Interests	76,375,221	—	76,375,221	—
U.S. Government Agencies	11,406,424	—	11,406,424	—
U.S. Government Securities	74,357,452	—	74,357,452	—
Common Stocks
Automobiles & Components	759,097	175,455	583,642	—
Banks	14,079,419	6,429,932	7,649,487	—
Capital Goods	25,608,577	9,309,464	16,299,113	—
Commercial & Professional Services	7,928,527	—	7,928,527	—
Consumer Durables & Apparel	14,707,995	13,418,317	1,289,678	—
Consumer Services	5,074,192	3,243,186	1,831,006	—
Diversified Financials	3,898,173	2,971,585	926,588	—
Energy	3,391,293	—	3,391,293	—
Food & Staples Retailing	2,879,389	1,244,323	1,635,066	—
Food, Beverage & Tobacco	16,141,062	7,560,270	8,580,792	—
Health Care Equipment & Services	11,867,514	9,778,959	2,088,555	—
Household & Personal Products	6,817,630	4,324,940	2,492,690	—
Insurance	9,932,275	4,802,521	5,129,754	—
Materials	8,710,391	3,552,178	4,962,492	195,721
Media & Entertainment	5,933,102	3,751,908	2,181,194	—
Pharmaceuticals, Biotechnology & Life Sciences	19,921,142	14,263,622	5,657,520	—
Real Estate	14,743,821	9,773,932	4,935,304	34,585
Retailing	2,932,334	2,211,406	720,928	—
Semiconductors & Semiconductor Equipment	6,011,394	3,402,636	2,608,758	—
Software & Services	20,652,520	18,071,018	2,581,502	—
Technology Hardware & Equipment	2,545,045	408,149	2,136,896	—
Telecommunication Services	8,388,883	2,299,659	6,089,224	—
Transportation	7,505,882	5,735,444	1,770,438	—
Utilities	10,391,257	543,560	9,847,697	—
Convertible Preferred Stocks	2,173,395	2,173,395	—	—
Equity Linked Securities	43,690,957	—	43,690,957	—
Preferred Stocks	2,033,135	326,043	1,707,092	—
Short-Term Investments	49,298,170	5,895,627	43,402,543	—
Foreign Currency Contracts(2)	618,657	—	618,657	—
Futures Contracts(2)	26,934	26,934	—	—
Total	$ 761,892,711	$ 135,694,463	$ 625,967,942	$ 230,306
Liabilities
Futures Contracts(2)	$ (2,100,861)	$ (2,100,861)	$ —	$ —
Total	$ (2,100,861)	$ (2,100,861)	$ —	$ —

(1)	For the six-month period ended April 30, 2022, investments valued at $2,264,053 were transferred into Level 3 due to the unavailability of active market pricing, and investments valued at $584,914 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
83

Hartford Multi-Strategy Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
IDR	Indonesia Rupiah
JPY	Japan Yen
MXN	Mexican Peso
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland Zloty
SEK	Sweden Krona
THB	Thailand Baht
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
ASA	Allmennaksjeselskap
Bhd	Berhad
CD	Certificate of Deposit
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Tbk	Terbuka

84

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Assets:
Investments in securities, at market value(1)	$ 14,110,908,381	$ 70,893,844	$ 3,163,570	$ 281,375
Repurchase agreements	388,634,328	2,537,273	—	—
Investments in affiliated investment companies, at market value	—	17,561,184	1,519,072,183	120,173,567
Cash	109,414,508	629,971	—	—
Cash collateral due from broker on futures contracts	—	—	—	—
Cash collateral held for securities on loan	3,378,471	73,265	—	—
Foreign currency	5,503,247	16,791	—	—
Unrealized appreciation on foreign currency contracts	5,606,485	134,459	—	—
Receivables:
From affiliates	—	6,980	—	—
Investment securities sold	123,228,830	52,209	260,431	16,339
Fund shares sold	20,608,957	18,484	618,735	25,792
Dividends and interest	76,152,713	350,231	1,212,964	31,428
Securities lending income	26,630	227	—	—
Variation margin on futures contracts	—	—	—	—
Tax reclaims	3,133,238	82,735	—	—
Other assets	267,723	86,635	75,664	59,996
Total assets	14,846,863,511	92,444,288	1,524,403,547	120,588,497
Liabilities:
Unrealized depreciation on foreign currency contracts	1,422,192	6	—	—
Obligation to return securities lending collateral	67,569,429	1,465,292	—	—
Unfunded loan commitments	495,652	—	—	—
Payables:
Investment securities purchased	68,043,109	69,033	—	—
Fund shares redeemed	15,269,258	32,663	1,172,301	49,417
Investment management fees	6,290,819	23,813	—	10,239
Transfer agent fees	2,516,319	32,922	369,781	34,850
Accounting services fees	537,908	4,601	65,987	6,247
Board of Directors' fees	52,357	412	6,003	529
Variation margin on futures contracts	678,817	15,212	—	—
Variation margin on centrally cleared swap contracts	972,795	—	—	—
Foreign taxes	—	1,119	—	—
Distribution fees	503,894	3,311	59,336	4,705
Distributions payable	—	41	—	—
Accrued expenses	541,643	44,455	59,487	16,077
Total liabilities	164,894,192	1,692,880	1,732,895	122,064
Net assets	$ 14,681,969,319	$ 90,751,408	$ 1,522,670,652	$ 120,466,433
Summary of Net Assets:
Capital stock and paid-in-capital	$ 13,490,905,138	$ 110,519,928	$ 1,368,308,633	$ 121,693,709
Distributable earnings (loss)	1,191,064,181	(19,768,520)	154,362,019	(1,227,276)
Net assets	$ 14,681,969,319	$ 90,751,408	$ 1,522,670,652	$ 120,466,433
Shares authorized	1,990,000,000	560,000,000	850,000,000	400,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 14.67	$ 9.66	$ 9.79	$ 10.54
Maximum offering price per share	15.52	10.12	10.36	11.15
Shares outstanding	302,449,031	7,196,986	135,582,050	10,202,121
Net Assets	$ 4,436,502,959	$ 69,555,659	$ 1,327,489,388	$ 107,568,561
Class C: Net asset value per share	$ 14.42	$ 9.68	$ 9.72	$ 10.48
Shares outstanding	168,670,742	825,287	9,251,069	658,227
Net Assets	$ 2,431,539,542	$ 7,991,988	$ 89,900,601	$ 6,900,150
Class I: Net asset value per share	$ 14.67	$ 9.65	$ 9.81	$ 10.55
Shares outstanding	311,680,993	1,082,369	9,060,073	205,357
Net Assets	$ 4,573,382,834	$ 10,445,309	$ 88,894,194	$ 2,167,474
Class R3: Net asset value per share	$ 14.73	$ 9.67	$ 9.74	$ 10.56
Shares outstanding	9,349,410	71,652	1,088,510	164,364
Net Assets	$ 137,745,693	$ 692,993	$ 10,604,695	$ 1,734,885
The accompanying notes are an integral part of these financial statements.
85

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Class R4: Net asset value per share	$ 14.74	$ 9.62	$ 9.75	$ 10.54
Shares outstanding	5,593,299	27,214	331,431	64,470
Net Assets	$ 82,453,446	$ 261,790	$ 3,232,116	$ 679,212
Class R5: Net asset value per share	$ 14.76	$ 9.62	$ 9.62	$ 10.56
Shares outstanding	2,776,884	1,020	61,513	119,648
Net Assets	$ 40,993,565	$ 9,813	$ 591,938	$ 1,263,591
Class R6: Net asset value per share	$ 14.86	$ 9.64	$ —	$ —
Shares outstanding	18,080,545	1,344	—	—
Net Assets	$ 268,640,304	$ 12,957	$ —	$ —
Class Y: Net asset value per share	$ 14.86	$ 9.60	$ —	$ —
Shares outstanding	7,932,060	176,602	—	—
Net Assets	$ 117,865,521	$ 1,694,721	$ —	$ —
Class F: Net asset value per share	$ 14.68	$ 9.58	$ 9.81	$ 10.56
Shares outstanding	176,614,282	8,999	199,659	14,448
Net Assets	$ 2,592,845,455	$ 86,178	$ 1,957,720	$ 152,560
Cost of investments	$ 13,672,447,908	$ 71,019,447	$ 3,163,570	$ 281,375
Cost of investments in affiliated investments	$ —	$ 17,074,900	$ 1,444,604,321	$ 123,182,481
Cost of foreign currency	$ 5,508,738	$ 16,858	$ —	$ —
(1) Includes Investment in securities on loan, at market value	$ 65,282,125	$ 1,369,467	$ —	$ —
The accompanying notes are an integral part of these financial statements.
86

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford Global Real Asset Fund (Consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund
Assets:
Investments in securities, at market value(1)	$ 158,528,674	$ 1,409,908	$ 844,298	$ 718,366,045
Repurchase agreements	2,574,142	—	—	42,881,075
Investments in affiliated investment companies, at market value	—	553,700,916	360,565,831	—
Cash	142,848	—	—	12,384,118
Cash collateral due from broker on futures contracts	2,600,046	—	—	—
Cash collateral held for securities on loan	133,997	—	—	310,296
Foreign currency	183,550	—	—	1,288,077
Unrealized appreciation on foreign currency contracts	206,284	—	—	618,657
Receivables:
From affiliates	26,461	—	—	—
Investment securities sold	887,546	—	25,583	1,887,911
Fund shares sold	1,092,597	289,439	99,371	130,421
Dividends and interest	365,394	50,639	66,277	3,227,245
Securities lending income	2,321	—	—	2,494
Variation margin on futures contracts	740,886	—	—	—
Tax reclaims	68,995	—	—	324,586
Other assets	98,297	67,278	65,277	77,733
Total assets	167,652,038	555,518,180	361,666,637	781,498,658
Liabilities:
Unrealized depreciation on foreign currency contracts	167,329	—	—	—
Obligation to return securities lending collateral	2,679,934	—	—	6,205,923
Unfunded loan commitments	—	—	—	33,802
Payables:
Investment securities purchased	3,332,573	7,154	—	24,979,712
Fund shares redeemed	267,173	220,842	329,619	2,508,570
Investment management fees	117,780	47,824	31,175	363,890
Transfer agent fees	21,627	194,431	114,978	240,539
Accounting services fees	5,729	30,266	20,610	38,405
Board of Directors' fees	590	2,424	1,572	3,554
Variation margin on futures contracts	—	—	—	59,321
Variation margin on centrally cleared swap contracts	—	—	—	—
Foreign taxes	12,831	—	—	633
Distribution fees	1,118	20,845	13,382	24,757
Distributions payable	—	—	—	140
Accrued expenses	57,326	33,315	24,269	94,146
Total liabilities	6,664,010	557,101	535,605	34,553,392
Net assets	$ 160,988,028	$ 554,961,079	$ 361,131,032	$ 746,945,266
Summary of Net Assets:
Capital stock and paid-in-capital	$ 253,345,400	$ 490,615,026	$ 339,565,678	$ 764,427,049
Distributable earnings (loss)	(92,357,372)	64,346,053	21,565,354	(17,481,783)
Net assets	$ 160,988,028	$ 554,961,079	$ 361,131,032	$ 746,945,266
Shares authorized	710,000,000	400,000,000	400,000,000	845,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 9.09	$ 13.01	$ 11.70	$ 18.91
Maximum offering price per share	9.62	13.77	12.38	20.01
Shares outstanding	2,922,596	39,067,755	26,949,807	28,795,405
Net Assets	$ 26,570,983	$ 508,260,671	$ 315,223,526	$ 544,619,644
Class C: Net asset value per share	$ 8.91	$ 12.96	$ 11.64	$ 18.99
Shares outstanding	173,115	1,751,354	1,074,216	2,391,063
Net Assets	$ 1,543,077	$ 22,705,886	$ 12,501,365	$ 45,410,874
Class I: Net asset value per share	$ 9.08	$ 12.92	$ 11.75	$ 18.88
Shares outstanding	4,936,331	810,866	759,945	3,963,916
Net Assets	$ 44,838,780	$ 10,475,521	$ 8,925,946	$ 74,828,980
Class R3: Net asset value per share	$ 9.16	$ 12.66	$ 11.50	$ 19.22
Shares outstanding	11,869	475,112	1,235,156	44,171
Net Assets	$ 108,760	$ 6,015,149	$ 14,205,970	$ 849,177
The accompanying notes are an integral part of these financial statements.
87

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2022 (Unaudited)

	The Hartford Global Real Asset Fund (Consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund
Class R4: Net asset value per share	$ 9.13	$ 12.95	$ 11.72	$ 19.27
Shares outstanding	2,526	214,032	259,206	39,666
Net Assets	$ 23,062	$ 2,770,966	$ 3,038,943	$ 764,370
Class R5: Net asset value per share	$ 9.00	$ 13.03	$ 11.76	$ 19.26
Shares outstanding	32,454	321,473	571,359	7,677
Net Assets	$ 292,246	$ 4,187,625	$ 6,717,407	$ 147,857
Class R6: Net asset value per share	$ 9.07	$ —	$ —	$ 19.26
Shares outstanding	1,098	—	—	17,051
Net Assets	$ 9,956	$ —	$ —	$ 328,422
Class Y: Net asset value per share	$ 9.07	$ —	$ —	$ 19.28
Shares outstanding	8,158,229	—	—	358,540
Net Assets	$ 74,002,155	$ —	$ —	$ 6,911,089
Class F: Net asset value per share	$ 9.08	$ 12.93	$ 11.75	$ 18.86
Shares outstanding	1,498,489	42,172	44,086	3,874,474
Net Assets	$ 13,599,009	$ 545,261	$ 517,875	$ 73,084,853
Cost of investments	$ 153,715,084	$ 1,409,908	$ 844,298	$ 774,465,024
Cost of investments in affiliated investments	$ —	$ 518,788,723	$ 353,865,458	$ —
Cost of foreign currency	$ 189,107	$ —	$ —	$ 1,288,099
(1) Includes Investment in securities on loan, at market value	$ 2,415,708	$ —	$ —	$ 5,872,337
The accompanying notes are an integral part of these financial statements.
88

Hartford Multi-Strategy Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Investment Income:
Dividends	$ 108,981,199	$ 579,800	$ —	$ —
Dividends from affiliated investment companies	—	421,825	14,117,423	1,635,550
Interest	125,093,201	511,378	1,787	139
Securities lending	164,583	896	—	—
Less: Foreign tax withheld	(693,575)	(34,800)	—	—
Other income	255	—	28	—
Total investment income, net	233,545,663	1,479,099	14,119,238	1,635,689
Expenses:
Investment management fees	38,737,220	143,850	—	65,824
Transfer agent fees
Class A	1,701,109	51,553	626,504	60,303
Class C	1,112,442	7,066	57,668	5,298
Class I	1,964,370	5,899	49,375	955
Class R3	153,689	853	12,275	2,202
Class R4	71,483	224	2,595	576
Class R5	24,521	232	383	842
Class R6	4,507	—	—	—
Class Y	69,095	856	—	—
Class F	19,930	2	43	3
Distribution fees
Class A	5,789,969	91,408	1,790,841	147,009
Class C	13,396,559	42,863	506,533	38,727
Class R3	368,541	1,938	27,899	5,016
Class R4	110,604	331	4,287	863
Custodian fees	102,465	10,463	1,166	398
Registration and filing fees	193,729	59,458	59,201	50,519
Accounting services fees	1,070,113	9,604	126,902	13,165
Board of Directors' fees	180,212	1,151	19,514	1,573
Audit and tax fees	18,502	21,936	10,351	10,348
Other expenses	561,344	11,824	73,702	10,900
Total expenses (before waivers, reimbursements and fees paid indirectly)	65,650,404	461,511	3,369,239	414,521
Expense waivers	—	(42,699)	—	—
Distribution fee reimbursements	(14,413)	(728)	(8,403)	(2,292)
Commission recapture	(5,736)	(4)	—	—
Total waivers, reimbursements and fees paid indirectly	(20,149)	(43,431)	(8,403)	(2,292)
Total expenses	65,630,255	418,080	3,360,836	412,229
Net Investment Income (Loss)	167,915,408	1,061,019	10,758,402	1,223,460
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from underlying funds	—	31,637	115,548,170	3,031,646
Investments	348,926,423	3,550,742	—	—
Less: Foreign taxes paid on realized capital gains	—	(7,977)	—	—
Investments in affiliated investment companies	—	193,734	6,864,819	(126,933)
Futures contracts	(12,088,255)	(352,969)	—	—
Written options contracts	—	3,653	—	—
Swap contracts	7,344,387	—	—	—
Foreign currency contracts	7,968,657	1,287,620	—	—
Other foreign currency transactions	(532,469)	(1,820)	—	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	351,618,743	4,704,620	122,412,989	2,904,713
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments *	(1,608,918,831)	(6,567,149)	—	—
Investments in affiliated investment companies	—	(1,610,097)	(274,302,081)	(16,374,691)
Purchased options contracts	—	394,024	—	—
Futures contracts	(14,474,999)	(250,701)	—	—
Swap contracts	(3,705,751)	—	—	—
Foreign currency contracts	1,433,822	84,606	—	—
Translation of other assets and liabilities in foreign currencies	(58,850)	(6,959)	—	—
The accompanying notes are an integral part of these financial statements.
89

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(1,625,724,609)	(7,956,276)	(274,302,081)	(16,374,691)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,274,105,866)	(3,251,656)	(151,889,092)	(13,469,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,106,190,458)	$ (2,190,637)	$ (141,130,690)	$ (12,246,518)
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ 5,674	$ —	$ —
The accompanying notes are an integral part of these financial statements.
90

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford Global Real Asset Fund (Consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund
Investment Income:
Dividends	$ 1,485,778	$ —	$ —	$ 7,866,607
Dividends from affiliated investment companies	—	6,874,163	4,585,929	—
Interest	979,552	738	413	6,431,578
Securities lending	5,091	—	—	8,907
Less: Foreign tax withheld	(74,430)	—	—	(197,480)
Other income	—	11	—	15
Total investment income, net	2,395,991	6,874,912	4,586,342	14,109,627
Expenses:
Investment management fees	562,741	303,096	198,254	2,330,687
Transfer agent fees
Class A	13,858	346,966	191,652	395,838
Class C	803	24,432	12,032	32,727
Class I	8,193	5,724	4,884	42,374
Class R3	130	7,163	16,546	1,094
Class R4	11	2,524	2,635	757
Class R5	181	2,554	3,779	96
Class R6	—	—	—	7
Class Y	26,335	—	—	3,845
Class F	57	14	11	870
Distribution fees
Class A	26,488	699,203	430,830	734,754
Class C	3,996	132,864	72,833	263,966
Class R3	299	16,338	38,392	2,487
Class R4	21	3,712	4,029	1,113
Custodian fees	19,899	581	530	18,906
Registration and filing fees	59,250	53,135	51,588	67,635
Accounting services fees	11,949	55,544	38,396	70,772
Board of Directors' fees	1,213	7,343	4,767	9,913
Audit and tax fees	22,415	10,349	10,348	24,016
Other expenses	10,437	36,493	23,786	63,600
Total expenses (before waivers, reimbursements and fees paid indirectly)	768,276	1,708,035	1,105,292	4,065,457
Expense waivers	(83,898)	—	—	—
Management fee waivers	(68,327)	—	—	—
Distribution fee reimbursements	(200)	(13,412)	(7,381)	(17,417)
Commission recapture	(160)	—	—	—
Total waivers, reimbursements and fees paid indirectly	(152,585)	(13,412)	(7,381)	(17,417)
Total expenses	615,691	1,694,623	1,097,911	4,048,040
Net Investment Income (Loss)	1,780,300	5,180,289	3,488,431	10,061,587
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from underlying funds	—	29,087,945	13,982,744	—
Investments	4,706,486	—	—	584,866
Less: Foreign taxes paid on realized capital gains	(4,305)	—	—	—
Investments in affiliated investment companies	—	3,536,223	4,013,606	—
Purchased options contracts	—	—	—	(1,575,353)
Futures contracts	3,901,001	—	—	58,407
Swap contracts	(40,109)	—	—	—
Foreign currency contracts	(61,427)	—	—	4,060,069
Other foreign currency transactions	113,191	—	—	(186,237)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	8,614,837	32,624,168	17,996,350	2,941,752
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments *	(7,334,713)	—	—	(77,057,523)
Investments in affiliated investment companies	—	(105,179,355)	(62,268,127)	—
Purchased options contracts	—	—	—	691,059
Futures contracts	758,658	—	—	(4,199,513)
Bond forward contracts	34,230	—	—	—
Foreign currency contracts	(27,657)	—	—	455,624
Translation of other assets and liabilities in foreign currencies	(12,561)	—	—	(47,220)
The accompanying notes are an integral part of these financial statements.
91

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2022 (Unaudited)

	The Hartford Global Real Asset Fund (Consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(6,582,043)	(105,179,355)	(62,268,127)	(80,157,573)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	2,032,794	(72,555,187)	(44,271,777)	(77,215,821)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 3,813,094	$ (67,374,898)	$ (40,783,346)	$ (67,154,234)
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ (2,479)	$ —	$ —	$ 20,218
The accompanying notes are an integral part of these financial statements.
92

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets

	The Hartford Balanced Income Fund		Hartford AARP Balanced Retirement Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 167,915,408	$ 311,671,738	$ 1,061,019	$ 1,782,156
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	351,618,743	726,232,173	4,704,620	3,377,926
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,625,724,609)	1,382,771,253	(7,956,276)	8,977,046
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,106,190,458)	2,420,675,164	(2,190,637)	14,137,128
Distributions to Shareholders:
Class A	(270,566,884)	(105,888,100)	(1,025,157)	(1,547,600)
Class C	(151,705,927)	(53,926,969)	(87,848)	(201,631)
Class I	(285,197,730)	(122,778,784)	(171,884)	(284,413)
Class R3	(8,377,238)	(3,318,673)	(9,979)	(14,497)
Class R4	(5,171,996)	(2,251,844)	(3,837)	(5,200)
Class R5	(2,531,729)	(1,205,149)	(8,234)	(15,361)
Class R6	(16,658,751)	(7,317,166)	(220)	(309)
Class Y	(7,541,729)	(3,512,087)	(29,264)	(51,628)
Class F	(160,624,017)	(69,037,210)	(1,593)	(4,686)
Total distributions	(908,376,001)	(369,235,982)	(1,338,016)	(2,125,325)
Capital Share Transactions:
Sold	1,501,651,741	3,021,103,036	2,712,374	14,970,603
Issued on reinvestment of distributions	853,399,880	345,074,897	1,266,601	2,009,130
Redeemed	(1,554,422,479)	(3,036,090,714)	(9,890,590)	(39,595,737)
Net increase (decrease) from capital share transactions	800,629,142	330,087,219	(5,911,615)	(22,616,004)
Net Increase (Decrease) in Net Assets	(1,213,937,317)	2,381,526,401	(9,440,268)	(10,604,201)
Net Assets:
Beginning of period	15,895,906,636	13,514,380,235	100,191,676	110,795,877
End of period	$ 14,681,969,319	$ 15,895,906,636	$ 90,751,408	$ 100,191,676
The accompanying notes are an integral part of these financial statements.
93

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Checks and Balances Fund		The Hartford Conservative Allocation Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 10,758,402	$ 16,725,656	$ 1,223,460	$ 1,150,855
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	122,412,989	64,094,886	2,904,713	5,488,524
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(274,302,081)	284,235,027	(16,374,691)	8,803,031
Net Increase (Decrease) in Net Assets Resulting from Operations	(141,130,690)	365,055,569	(12,246,518)	15,442,410
Distributions to Shareholders:
Class A	(86,042,586)	(58,420,540)	(5,636,114)	(1,732,353)
Class C	(5,865,565)	(4,603,811)	(319,532)	(84,523)
Class I	(6,020,495)	(3,248,166)	(100,163)	(33,672)
Class R3	(652,006)	(506,110)	(98,163)	(31,199)
Class R4	(203,704)	(132,561)	(32,145)	(17,999)
Class R5	(39,824)	(19,781)	(73,668)	(27,577)
Class F	(134,588)	(109,578)	(8,240)	(2,956)
Total distributions	(98,958,768)	(67,040,547)	(6,268,025)	(1,930,279)
Capital Share Transactions:
Sold	58,504,894	157,352,613	8,443,450	20,374,703
Issued on reinvestment of distributions	98,383,361	66,624,935	6,188,027	1,903,333
Redeemed	(117,534,721)	(265,774,758)	(14,062,941)	(26,134,417)
Net increase (decrease) from capital share transactions	39,353,534	(41,797,210)	568,536	(3,856,381)
Net Increase (Decrease) in Net Assets	(200,735,924)	256,217,812	(17,946,007)	9,655,750
Net Assets:
Beginning of period	1,723,406,576	1,467,188,764	138,412,440	128,756,690
End of period	$ 1,522,670,652	$ 1,723,406,576	$ 120,466,433	$ 138,412,440
The accompanying notes are an integral part of these financial statements.
94

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Global Real Asset Fund (Consolidated)		The Hartford Growth Allocation Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 1,780,300	$ 3,405,180	$ 5,180,289	$ 4,568,550
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	8,614,837	39,605,020	32,624,168	37,583,245
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(6,582,043)	6,450,725	(105,179,355)	109,833,015
Net Increase (Decrease) in Net Assets Resulting from Operations	3,813,094	49,460,925	(67,374,898)	151,984,810
Distributions to Shareholders:
Class A	(3,234,108)	(329,819)	(42,918,274)	(21,810,671)
Class C	(106,615)	(36,155)	(1,846,647)	(1,290,134)
Class I	(4,051,405)	(412,806)	(902,133)	(431,330)
Class R3	(19,581)	(2,264)	(498,087)	(237,006)
Class R4	(2,102)	(701)	(225,267)	(108,753)
Class R5	(54,965)	(4,816)	(365,301)	(226,949)
Class Y	(11,345,598)	(1,507,488)	—	—
Class F	(573,023)	(2,428,791)	(64,193)	(18,332)
Total distributions	(19,387,397)	(4,722,840)	(46,819,902)	(24,123,175)
Capital Share Transactions:
Sold	79,275,778	28,845,028	15,267,081	40,126,741
Issued on reinvestment of distributions	19,168,102	4,696,558	46,203,570	23,792,802
Redeemed	(21,796,855)	(124,602,280)	(41,037,006)	(94,887,976)
Net increase (decrease) from capital share transactions	76,647,025	(91,060,694)	20,433,645	(30,968,433)
Net Increase (Decrease) in Net Assets	61,072,722	(46,322,609)	(93,761,155)	96,893,202
Net Assets:
Beginning of period	99,915,306	146,237,915	648,722,234	551,829,032
End of period	$ 160,988,028	$ 99,915,306	$ 554,961,079	$ 648,722,234
The accompanying notes are an integral part of these financial statements.
95

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Moderate Allocation Fund		Hartford Multi-Asset Income Fund
	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six-Month Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$ 3,488,431	$ 3,350,444	$ 10,061,587	$ 24,255,644
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	17,996,350	20,461,713	2,941,752	46,502,698
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(62,268,127)	51,542,379	(80,157,573)	46,791,261
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,783,346)	75,354,536	(67,154,234)	117,549,603
Distributions to Shareholders:
Class A	(22,591,682)	(12,523,759)	(33,806,619)	(16,657,687)
Class C	(799,359)	(816,678)	(2,878,287)	(1,243,342)
Class I	(712,337)	(385,848)	(5,507,066)	(3,157,825)
Class R3	(964,742)	(449,855)	(54,660)	(25,363)
Class R4	(206,550)	(120,555)	(51,678)	(20,362)
Class R5	(496,255)	(225,988)	(10,094)	(4,297)
Class R6	—	—	(19,393)	(10,192)
Class Y	—	—	(390,370)	(217,232)
Class F	(38,761)	(18,539)	(4,713,619)	(2,640,085)
Total distributions	(25,809,686)	(14,541,222)	(47,431,786)	(23,976,385)
Capital Share Transactions:
Sold	15,242,997	39,603,812	26,875,215	98,059,502
Issued on reinvestment of distributions	25,550,197	14,383,731	46,727,421	23,608,908
Redeemed	(33,231,344)	(67,458,268)	(87,553,236)	(202,085,952)
Net increase (decrease) from capital share transactions	7,561,850	(13,470,725)	(13,950,600)	(80,417,542)
Net Increase (Decrease) in Net Assets	(59,031,182)	47,342,589	(128,536,620)	13,155,676
Net Assets:
Beginning of period	420,162,214	372,819,625	875,481,886	862,326,210
End of period	$ 361,131,032	$ 420,162,214	$ 746,945,266	$ 875,481,886
The accompanying notes are an integral part of these financial statements.
96

Hartford Multi-Strategy Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Balanced Income Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 16.72	$ 0.17	$ (1.28)	$ (1.11)	$ (0.18)	$ (0.76)	$ (0.94)	$ 14.67	(6.99)% (5)	$ 4,436,503	0.85% (6)	0.85% (6)	2.17% (6)	25%
C	16.45	0.11	(1.26)	(1.15)	(0.12)	(0.76)	(0.88)	14.42	(7.34) (5)	2,431,540	1.61 (6)	1.61 (6)	1.41 (6)	25
I	16.72	0.19	(1.28)	(1.09)	(0.20)	(0.76)	(0.96)	14.67	(6.88) (5)	4,573,383	0.61 (6)	0.61 (6)	2.41 (6)	25
R3	16.79	0.14	(1.28)	(1.14)	(0.16)	(0.76)	(0.92)	14.73	(7.19) (5)	137,746	1.24 (6)	1.23 (6)	1.79 (6)	25
R4	16.80	0.16	(1.28)	(1.12)	(0.18)	(0.76)	(0.94)	14.74	(7.06) (5)	82,453	0.94 (6)	0.94 (6)	2.08 (6)	25
R5	16.82	0.19	(1.29)	(1.10)	(0.20)	(0.76)	(0.96)	14.76	(6.92) (5)	40,994	0.64 (6)	0.64 (6)	2.38 (6)	25
R6	16.92	0.20	(1.29)	(1.09)	(0.21)	(0.76)	(0.97)	14.86	(6.82) (5)	268,640	0.53 (6)	0.53 (6)	2.49 (6)	25
Y	16.92	0.19	(1.29)	(1.10)	(0.20)	(0.76)	(0.96)	14.86	(6.87) (5)	117,866	0.64 (6)	0.64 (6)	2.38 (6)	25
F	16.73	0.20	(1.28)	(1.08)	(0.21)	(0.76)	(0.97)	14.68	(6.84) (5)	2,592,845	0.53 (6)	0.53 (6)	2.49 (6)	25
For the Year Ended October 31, 2021
A	$ 14.53	$ 0.33	$ 2.26	$ 2.59	$ (0.33)	$ (0.07)	$ (0.40)	$ 16.72	17.97%	$ 4,748,602	0.86%	0.86%	2.08%	44%
C	14.29	0.21	2.22	2.43	(0.20)	(0.07)	(0.27)	16.45	17.16	2,859,547	1.61	1.61	1.34	44
I	14.53	0.37	2.25	2.62	(0.36)	(0.07)	(0.43)	16.72	18.26	4,859,868	0.61	0.61	2.33	44
R3	14.59	0.28	2.25	2.53	(0.26)	(0.07)	(0.33)	16.79	17.51	153,099	1.24	1.24	1.71	44
R4	14.59	0.32	2.27	2.59	(0.31)	(0.07)	(0.38)	16.80	17.93	93,401	0.94	0.94	2.01	44
R5	14.61	0.37	2.27	2.64	(0.36)	(0.07)	(0.43)	16.82	18.25	43,487	0.64	0.64	2.31	44
R6	14.70	0.39	2.28	2.67	(0.38)	(0.07)	(0.45)	16.92	18.33	285,749	0.54	0.54	2.40	44
Y	14.70	0.38	2.27	2.65	(0.36)	(0.07)	(0.43)	16.92	18.21	132,364	0.64	0.64	2.31	44
F	14.54	0.39	2.25	2.64	(0.38)	(0.07)	(0.45)	16.73	18.33	2,719,790	0.53	0.53	2.40	44
For the Year Ended October 31, 2020
A	$ 14.76	$ 0.35	$ (0.10)	$ 0.25	$ (0.35)	$ (0.13)	$ (0.48)	$ 14.53	1.75%	$ 3,747,275	0.89%	0.89%	2.44%	63%
C	14.53	0.24	(0.11)	0.13	(0.24)	(0.13)	(0.37)	14.29	0.92	2,994,151	1.64	1.64	1.70	63
I	14.77	0.39	(0.12)	0.27	(0.38)	(0.13)	(0.51)	14.53	1.94	3,960,448	0.63	0.63	2.69	63
R3	14.82	0.31	(0.12)	0.19	(0.29)	(0.13)	(0.42)	14.59	1.36	154,953	1.24	1.24	2.10	63
R4	14.83	0.35	(0.12)	0.23	(0.34)	(0.13)	(0.47)	14.59	1.60	88,942	0.95	0.95	2.38	63
R5	14.85	0.39	(0.12)	0.27	(0.38)	(0.13)	(0.51)	14.61	1.90	42,220	0.66	0.66	2.67	63
R6	14.93	0.40	(0.11)	0.29	(0.39)	(0.13)	(0.52)	14.70	2.06	240,876	0.56	0.56	2.74	63
Y	14.93	0.39	(0.11)	0.28	(0.38)	(0.13)	(0.51)	14.70	1.96	154,356	0.67	0.66	2.67	63
F	14.77	0.40	(0.10)	0.30	(0.40)	(0.13)	(0.53)	14.54	2.08	2,131,158	0.56	0.56	2.76	63
For the Year Ended October 31, 2019
A	$ 13.86	$ 0.38	$ 1.43	$ 1.81	$ (0.38)	$ (0.53)	$ (0.91)	$ 14.76	13.88%	$ 3,517,691	0.90%	0.90%	2.73%	54%
C	13.65	0.28	1.41	1.69	(0.28)	(0.53)	(0.81)	14.53	13.08	3,365,430	1.65	1.65	1.99	54
I	13.86	0.42	1.44	1.86	(0.42)	(0.53)	(0.95)	14.77	14.24	3,670,729	0.65	0.65	2.98	54
R3	13.90	0.34	1.44	1.78	(0.33)	(0.53)	(0.86)	14.82	13.54	190,851	1.26	1.26	2.38	54
R4	13.91	0.38	1.44	1.82	(0.37)	(0.53)	(0.90)	14.83	13.88	103,304	0.97	0.97	2.68	54
R5	13.93	0.42	1.45	1.87	(0.42)	(0.53)	(0.95)	14.85	14.14	43,770	0.67	0.67	2.99	54
R6	14.01	0.43	1.45	1.88	(0.43)	(0.53)	(0.96)	14.93	14.24	192,279	0.58	0.58	3.01	54
Y	14.01	0.43	1.44	1.87	(0.42)	(0.53)	(0.95)	14.93	14.16	150,620	0.66	0.65	3.00	54
F	13.87	0.43	1.43	1.86	(0.43)	(0.53)	(0.96)	14.77	14.24	1,815,178	0.57	0.57	3.06	54
The accompanying notes are an integral part of these financial statements.
97

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Balanced Income Fund – (continued)
For the Year Ended October 31, 2018
A	$ 14.80	$ 0.38	$ (0.53)	$ (0.15)	$ (0.36)	$ (0.43)	$ (0.79)	$ 13.86	(1.14)%	$ 3,127,224	0.91%	0.91%	2.64%	48%
C	14.59	0.27	(0.52)	(0.25)	(0.26)	(0.43)	(0.69)	13.65	(1.90)	3,350,560	1.66	1.66	1.89	48
I	14.80	0.42	(0.53)	(0.11)	(0.40)	(0.43)	(0.83)	13.86	(0.89)	3,092,500	0.65	0.65	2.89	48
R3	14.84	0.33	(0.53)	(0.20)	(0.31)	(0.43)	(0.74)	13.90	(1.49)	196,578	1.28	1.27	2.28	48
R4	14.85	0.37	(0.53)	(0.16)	(0.35)	(0.43)	(0.78)	13.91	(1.19)	121,239	0.98	0.97	2.57	48
R5	14.87	0.41	(0.53)	(0.12)	(0.39)	(0.43)	(0.82)	13.93	(0.91)	52,640	0.68	0.68	2.86	48
R6	14.94	0.43	(0.52)	(0.09)	(0.41)	(0.43)	(0.84)	14.01	(0.74)	87,445	0.58	0.58	2.95	48
Y	14.94	0.42	(0.52)	(0.10)	(0.40)	(0.43)	(0.83)	14.01	(0.79)	146,051	0.63	0.63	2.92	48
F	14.80	0.43	(0.52)	(0.09)	(0.41)	(0.43)	(0.84)	13.87	(0.75)	1,445,583	0.58	0.58	2.96	48
For the Year Ended October 31, 2017
A	$ 13.80	$ 0.37	$ 1.14	$ 1.51	$ (0.36)	$ (0.15)	$ (0.51)	$ 14.80	11.16%	$ 3,297,181	0.92%	0.92%	2.63%	39%
C	13.61	0.26	1.12	1.38	(0.25)	(0.15)	(0.40)	14.59	10.37	3,657,126	1.66	1.66	1.89	39
I	13.80	0.41	1.13	1.54	(0.39)	(0.15)	(0.54)	14.80	11.41	3,351,891	0.69	0.69	2.86	39
R3	13.84	0.33	1.13	1.46	(0.31)	(0.15)	(0.46)	14.84	10.79	222,526	1.30	1.24	2.30	39
R4	13.85	0.37	1.13	1.50	(0.35)	(0.15)	(0.50)	14.85	11.10	109,315	1.00	0.94	2.61	39
R5	13.86	0.41	1.14	1.55	(0.39)	(0.15)	(0.54)	14.87	11.44	45,300	0.70	0.69	2.85	39
R6	13.93	0.42	1.14	1.56	(0.40)	(0.15)	(0.55)	14.94	11.48	31,234	0.60	0.60	2.89	39
Y	13.93	0.42	1.14	1.56	(0.40)	(0.15)	(0.55)	14.94	11.46	124,655	0.62	0.62	2.91	39
F (7)	14.20	0.24	0.66	0.90	(0.30)	—	(0.30)	14.80	6.41 (5)	1,126,948	0.60 (6)	0.60 (6)	2.47 (6)	39
Hartford AARP Balanced Retirement Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 10.03	$ 0.07	$ (0.30)	$ (0.23)	$ (0.14)	$ —	$ (0.14)	$ 9.66	(2.35)% (5)	$ 69,556	0.93% (6)	0.85% (6)	1.35% (6)	32%
C	10.05	0.03	(0.30)	(0.27)	(0.10)	—	(0.10)	9.68	(2.71) (5)	7,992	1.70 (6)	1.60 (6)	0.60 (6)	32
I	10.02	0.08	(0.30)	(0.22)	(0.15)	—	(0.15)	9.65	(2.20) (5)	10,445	0.65 (6)	0.55 (6)	1.66 (6)	32
R3	10.04	0.06	(0.30)	(0.24)	(0.13)	—	(0.13)	9.67	(2.45) (5)	693	1.26 (6)	1.07 (6)	1.13 (6)	32
R4	9.99	0.07	(0.30)	(0.23)	(0.14)	—	(0.14)	9.62	(2.31) (5)	262	0.96 (6)	0.77 (6)	1.43 (6)	32
R5	9.99	0.10	(0.31)	(0.21)	(0.16)	—	(0.16)	9.62	(2.15) (5)	10	0.66 (6)	0.44 (6)	2.07 (6)	32
R6	10.01	0.09	(0.29)	(0.20)	(0.17)	—	(0.17)	9.64	(2.09) (5)	13	0.53 (6)	0.33 (6)	1.87 (6)	32
Y	9.97	0.09	(0.30)	(0.21)	(0.16)	—	(0.16)	9.60	(2.15) (5)	1,695	0.63 (6)	0.44 (6)	1.77 (6)	32
F	9.95	0.09	(0.29)	(0.20)	(0.17)	—	(0.17)	9.58	(2.11) (5)	86	0.54 (6)	0.34 (6)	1.82 (6)	32
For the Year Ended October 31, 2021
A	$ 9.01	$ 0.12	$ 1.10	$ 1.22	$ (0.20)	$ —	$ (0.20)	$ 10.03	13.60%	$ 76,009	0.86%	0.83%	1.24%	23%
C	9.03	0.04	1.11	1.15	(0.13)	—	(0.13)	10.05	12.74	9,060	1.62	1.58	0.45	23
I	8.99	0.15	1.11	1.26	(0.23)	—	(0.23)	10.02	14.08	11,235	0.58	0.53	1.53	23
R3	9.01	0.10	1.11	1.21	(0.18)	—	(0.18)	10.04	13.46	789	1.19	1.07	0.99	23
R4	8.97	0.12	1.11	1.23	(0.21)	—	(0.21)	9.99	13.75	249	0.89	0.77	1.26	23
R5	8.97	0.16	1.10	1.26	(0.24)	—	(0.24)	9.99	14.13	731	0.59	0.45	1.61	23
R6	8.99	0.17	1.10	1.27	(0.25)	—	(0.25)	10.01	14.21	13	0.47	0.34	1.74	23
Y	8.95	0.16	1.10	1.26	(0.24)	—	(0.24)	9.97	14.16	1,951	0.57	0.45	1.61	23
F	8.93	0.17	1.10	1.27	(0.25)	—	(0.25)	9.95	14.31	156	0.48	0.35	1.73	23
The accompanying notes are an integral part of these financial statements.
98

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford AARP Balanced Retirement Fund – (continued)
For the Year Ended October 31, 2020
A	$ 9.20	$ 0.15	$ (0.15)	$ 0.00(8)	$ (0.19)	$ —	$ (0.19)	$ 9.01	(0.05)%	$ 70,601	1.01%	0.77%	1.70%	104% (9)
C	9.21	0.09	(0.16)	(0.07)	(0.11)	—	(0.11)	9.03	(0.80)	23,512	1.75	1.51	0.99	104 (9)
I	9.20	0.19	(0.18)	0.01	(0.22)	—	(0.22)	8.99	0.09	12,661	0.69	0.46	2.07	104 (9)
R3	9.21	0.13	(0.18)	(0.05)	(0.15)	—	(0.15)	9.01	(0.54)	785	1.33	1.08	1.39	104 (9)
R4	9.16	0.15	(0.16)	(0.01)	(0.18)	—	(0.18)	8.97	(0.09)	386	1.03	0.78	1.66	104 (9)
R5	9.17	0.18	(0.17)	0.01	(0.21)	—	(0.21)	8.97	0.10	605	0.73	0.47	2.01	104 (9)
R6	9.19	0.19	(0.16)	0.03	(0.23)	—	(0.23)	8.99	0.27	11	0.61	0.37	2.10	104 (9)
Y	9.14	0.18	(0.16)	0.02	(0.21)	—	(0.21)	8.95	0.18	2,030	0.71	0.47	2.04	104 (9)
F	9.13	0.20	(0.17)	0.03	(0.23)	—	(0.23)	8.93	0.30	206	0.61	0.37	2.23	104 (9)
For the Year Ended October 31, 2019
A	$ 9.08	$ 0.27	$ 0.40	$ 0.67	$ (0.55)	$ —	$ (0.55)	$ 9.20	7.95%	$ 83,998	1.06%	0.71%	3.00%	207%
C	9.08	0.23	0.38	0.61	(0.48)	—	(0.48)	9.21	7.14	39,757	1.85	1.45	2.57	207
I	9.07	0.36	0.34	0.70	(0.57)	—	(0.57)	9.20	8.16	26,433	0.86	0.61	3.99	207
R3	9.08	0.36	0.35	0.71	(0.58)	—	(0.58)	9.21	8.24	1,279	1.31	0.55	4.02	207
R4	9.08	0.38	0.33	0.71	(0.63)	—	(0.63)	9.16	8.35	349	1.05	0.54	4.16	207
R5	9.07	0.36	0.34	0.70	(0.60)	—	(0.60)	9.17	8.28	806	0.79	0.54	3.93	207
R6 (10)	8.93	0.21	0.27	0.48	(0.22)	—	(0.22)	9.19	5.42	11	0.75	0.48	3.43	207
Y	9.07	0.38	0.31	0.69	(0.62)	—	(0.62)	9.14	8.21	3,746	0.79	0.53	4.17	207
F	9.07	0.26	0.44	0.70	(0.64)	—	(0.64)	9.13	8.27	1,889	0.73	0.44	3.02	207
For the Year Ended October 31, 2018
A	$ 9.46	$ 0.41	$ (0.28)	$ 0.13	$ (0.51)	$ —	$ (0.51)	$ 9.08	1.26%	$ 13,324	1.20%	0.78%	4.35%	61%
C	9.47	0.35	(0.29)	0.06	(0.45)	—	(0.45)	9.08	0.55	11,686	1.98	1.47	3.71	61
I	9.46	0.42	(0.28)	0.14	(0.53)	—	(0.53)	9.07	1.40	20,780	0.98	0.68	4.51	61
R3	9.47	0.40	(0.28)	0.12	(0.51)	—	(0.51)	9.08	1.21	2,225	1.61	0.84	4.28	61
R4	9.46	0.41	(0.28)	0.13	(0.51)	—	(0.51)	9.08	1.27	2,241	1.31	0.78	4.34	61
R5	9.46	0.41	(0.28)	0.13	(0.52)	—	(0.52)	9.07	1.27	2,256	1.01	0.72	4.40	61
Y	9.46	0.42	(0.28)	0.14	(0.53)	—	(0.53)	9.07	1.37	26,398	0.89	0.61	4.51	61
F	9.46	0.42	(0.27)	0.15	(0.54)	—	(0.54)	9.07	1.39	391	0.89	0.61	4.50	61
For the Year Ended October 31, 2017
A	$ 9.04	$ 0.39	$ 0.41	$ 0.80	$ (0.38)	$ —	$ (0.38)	$ 9.46	9.06%	$ 11,877	1.26%	0.95%	4.26%	85%
C	9.04	0.34	0.41	0.75	(0.32)	—	(0.32)	9.47	8.42	6,972	2.05	1.58	3.65	85
I	9.04	0.41	0.41	0.82	(0.40)	—	(0.40)	9.46	9.22	13,310	1.07	0.83	4.40	85
R3	9.04	0.38	0.41	0.79	(0.36)	—	(0.36)	9.47	8.95	2,197	1.68	1.12	4.11	85
R4	9.04	0.39	0.41	0.80	(0.38)	—	(0.38)	9.46	9.00	2,211	1.38	1.00	4.22	85
R5	9.04	0.40	0.41	0.81	(0.39)	—	(0.39)	9.46	9.18	2,225	1.08	0.87	4.36	85
Y	9.04	0.40	0.42	0.82	(0.40)	—	(0.40)	9.46	9.29	25,587	0.98	0.79	4.40	85
F (7)	9.21	0.28	0.24	0.52	(0.27)	—	(0.27)	9.46	5.72 (5)	419	0.97 (6)	0.66 (6)	4.48 (6)	85
The Hartford Checks and Balances Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 11.34	$ 0.07	$ (0.97)	$ (0.90)	$ (0.23)	$ (0.42)	$ (0.65)	$ 9.79	(8.45)% (5)	$ 1,327,489	0.37% (6)	0.37% (6)	1.34% (6)	5%
C	11.26	0.03	(0.96)	(0.93)	(0.19)	(0.42)	(0.61)	9.72	(8.77) (5)	89,901	1.15 (6)	1.15 (6)	0.55 (6)	5
I	11.36	0.08	(0.97)	(0.89)	(0.24)	(0.42)	(0.66)	9.81	(8.33) (5)	88,894	0.14 (6)	0.14 (6)	1.59 (6)	5
R3	11.28	0.05	(0.96)	(0.91)	(0.21)	(0.42)	(0.63)	9.74	(8.57) (5)	10,605	0.76 (6)	0.74 (6)	0.98 (6)	5
R4	11.29	0.07	(0.96)	(0.89)	(0.23)	(0.42)	(0.65)	9.75	(8.43) (5)	3,232	0.44 (6)	0.44 (6)	1.27 (6)	5
R5	11.15	0.08	(0.95)	(0.87)	(0.24)	(0.42)	(0.66)	9.62	(8.32) (5)	592	0.16 (6)	0.16 (6)	1.56 (6)	5
F	11.35	0.09	(0.96)	(0.87)	(0.25)	(0.42)	(0.67)	9.81	(8.20) (5)	1,958	0.04 (6)	0.04 (6)	1.66 (6)	5
The accompanying notes are an integral part of these financial statements.
99

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Checks and Balances Fund – (continued)
For the Year Ended October 31, 2021
A	$ 9.42	$ 0.11	$ 2.25	$ 2.36	$ (0.18)	$ (0.26)	$ (0.44)	$ 11.34	25.55%	$ 1,495,256	0.37%	0.37%	1.05%	8%
C	9.36	0.03	2.23	2.26	(0.10)	(0.26)	(0.36)	11.26	24.52	109,278	1.15	1.15	0.30	8
I	9.44	0.14	2.25	2.39	(0.21)	(0.26)	(0.47)	11.36	25.80	101,121	0.13	0.13	1.29	8
R3	9.38	0.07	2.23	2.30	(0.14)	(0.26)	(0.40)	11.28	24.94	11,046	0.75	0.75	0.68	8
R4	9.39	0.10	2.23	2.33	(0.17)	(0.26)	(0.43)	11.29	25.32	3,504	0.45	0.45	0.97	8
R5	9.28	0.13	2.21	2.34	(0.21)	(0.26)	(0.47)	11.15	25.69	669	0.15	0.15	1.25	8
F	9.43	0.15	2.25	2.40	(0.22)	(0.26)	(0.48)	11.35	25.93	2,533	0.04	0.04	1.39	8
For the Year Ended October 31, 2020
A	$ 9.64	$ 0.14	$ 0.32	$ 0.46	$ (0.22)	$ (0.46)	$ (0.68)	$ 9.42	4.98%	$ 1,258,232	0.39%	0.39%	1.53%	14%
C	9.57	0.07	0.33	0.40	(0.15)	(0.46)	(0.61)	9.36	4.27	127,228	1.17	1.17	0.77	14
I	9.66	0.16	0.32	0.48	(0.24)	(0.46)	(0.70)	9.44	5.25	64,175	0.13	0.13	1.76	14
R3	9.60	0.11	0.32	0.43	(0.19)	(0.46)	(0.65)	9.38	4.62	12,010	0.75	0.75	1.22	14
R4	9.61	0.15	0.31	0.46	(0.22)	(0.46)	(0.68)	9.39	4.94	3,093	0.43	0.43	1.65	14
R5	9.50	0.16	0.32	0.48	(0.24)	(0.46)	(0.70)	9.28	5.31	369	0.16	0.16	1.71	14
F	9.66	0.16	0.32	0.48	(0.25)	(0.46)	(0.71)	9.43	5.23	2,083	0.05	0.05	1.77	14
For the Year Ended October 31, 2019
A	$ 9.36	$ 0.15	$ 1.01	$ 1.16	$ (0.32)	$ (0.56)	$ (0.88)	$ 9.64	13.95%	$ 1,311,955	0.39%	0.39%	1.63%	28%
C	9.29	0.08	1.00	1.08	(0.24)	(0.56)	(0.80)	9.57	13.06	166,663	1.16	1.16	0.85	28
I	9.37	0.17	1.03	1.20	(0.35)	(0.56)	(0.91)	9.66	14.36	66,574	0.13	0.13	1.89	28
R3	9.32	0.12	1.01	1.13	(0.29)	(0.56)	(0.85)	9.60	13.57	15,733	0.75	0.74	1.27	28
R4	9.33	0.15	1.01	1.16	(0.32)	(0.56)	(0.88)	9.61	13.92	5,847	0.43	0.43	1.58	28
R5	9.37	0.12	1.04	1.16	(0.47)	(0.56)	(1.03)	9.50	13.91	336	0.16	0.16	1.29	28
F	9.37	0.20	1.01	1.21	(0.36)	(0.56)	(0.92)	9.66	14.47	6,470	0.04	0.04	2.07	28
For the Year Ended October 31, 2018
A	$ 10.45	$ 0.18	$ 0.05	$ 0.23	$ (0.37)	$ (0.95)	$ (1.32)	$ 9.36	2.17%	$ 1,246,869	0.38%	0.38%	1.87%	28%
C	10.38	0.11	0.05	0.16	(0.30)	(0.95)	(1.25)	9.29	1.39	195,591	1.15	1.15	1.12	28
I	10.47	0.20	0.05	0.25	(0.40)	(0.95)	(1.35)	9.37	2.33	62,762	0.13	0.13	2.10	28
R3	10.41	0.15	0.05	0.20	(0.34)	(0.95)	(1.29)	9.32	1.80	16,209	0.76	0.75	1.51	28
R4	10.42	0.17	0.06	0.23	(0.37)	(0.95)	(1.32)	9.33	2.10	5,162	0.47	0.47	1.77	28
R5	10.47	0.21	0.03	0.24	(0.39)	(0.95)	(1.34)	9.37	2.29	478	0.16	0.16	2.18	28
F	10.46	0.19	0.08	0.27	(0.41)	(0.95)	(1.36)	9.37	2.51	417	0.04	0.04	1.96	28
For the Year Ended October 31, 2017
A	$ 9.85	$ 0.14	$ 1.28	$ 1.42	$ (0.13)	$ (0.69)	$ (0.82)	$ 10.45	15.27%	$ 1,326,959	0.38%	0.38%	1.44%	3%
C	9.78	0.07	1.27	1.34	(0.05)	(0.69)	(0.74)	10.38	14.46	303,378	1.13	1.13	0.70	3
I	9.86	0.16	1.29	1.45	(0.15)	(0.69)	(0.84)	10.47	15.63	58,494	0.16	0.16	1.63	3
R3	9.81	0.10	1.28	1.38	(0.09)	(0.69)	(0.78)	10.41	14.89	18,645	0.75	0.75	1.04	3
R4	9.82	0.13	1.28	1.41	(0.12)	(0.69)	(0.81)	10.42	15.24	5,372	0.45	0.45	1.35	3
R5	9.86	0.20	1.25	1.45	(0.15)	(0.69)	(0.84)	10.47	15.66	2,082	0.14	0.14	1.99	3
F (7)	9.86	0.11	0.60	0.71	(0.11)	—	(0.11)	10.46	7.27 (5)	1,441	0.04 (6)	0.04 (6)	1.57 (6)	3
The accompanying notes are an integral part of these financial statements.
100

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Conservative Allocation Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 12.14	$ 0.11	$ (1.16)	$ (1.05)	$ (0.19)	$ (0.36)	$ (0.55)	$ 10.54	(9.05)% (5)	$ 107,569	0.58% (6)	0.58% (6)	1.90% (6)	35%
C	12.04	0.06	(1.16)	(1.10)	(0.10)	(0.36)	(0.46)	10.48	(9.47) (5)	6,900	1.37 (6)	1.37 (6)	1.12 (6)	35
I	12.17	0.12	(1.16)	(1.04)	(0.22)	(0.36)	(0.58)	10.55	(8.96) (5)	2,167	0.33 (6)	0.33 (6)	2.14 (6)	35
R3	12.15	0.09	(1.16)	(1.07)	(0.16)	(0.36)	(0.52)	10.56	(9.18) (5)	1,735	0.95 (6)	0.95 (6)	1.59 (6)	35
R4	12.15	0.10	(1.15)	(1.05)	(0.20)	(0.36)	(0.56)	10.54	(9.08) (5)	679	0.65 (6)	0.65 (6)	1.81 (6)	35
R5	12.19	0.12	(1.16)	(1.04)	(0.23)	(0.36)	(0.59)	10.56	(8.94) (5)	1,264	0.35 (6)	0.35 (6)	2.14 (6)	35
F	12.18	0.13	(1.16)	(1.03)	(0.23)	(0.36)	(0.59)	10.56	(8.87) (5)	153	0.24 (6)	0.24 (6)	2.24 (6)	35
For the Year Ended October 31, 2021
A	$ 10.99	$ 0.11	$ 1.21	$ 1.32	$ (0.17)	$ —	$ (0.17)	$ 12.14	12.13%	$ 123,369	0.58%	0.58%	0.89%	14%
C	10.90	0.02	1.21	1.23	(0.09)	—	(0.09)	12.04	11.29	8,208	1.37	1.37	0.14	14
I	11.01	0.14	1.22	1.36	(0.20)	—	(0.20)	12.17	12.48	2,188	0.32	0.32	1.14	14
R3	11.00	0.06	1.23	1.29	(0.14)	—	(0.14)	12.15	11.84	2,344	0.95	0.95	0.50	14
R4	11.00	0.10	1.23	1.33	(0.18)	—	(0.18)	12.15	12.17	684	0.64	0.64	0.87	14
R5	11.04	0.13	1.24	1.37	(0.22)	—	(0.22)	12.19	12.47	1,452	0.35	0.35	1.13	14
F	11.03	0.16	1.21	1.37	(0.22)	—	(0.22)	12.18	12.48	169	0.23	0.23	1.31	14
For the Year Ended October 31, 2020
A	$ 10.83	$ 0.17	$ 0.26	$ 0.43	$ (0.27)	$ —	$ (0.27)	$ 10.99	4.04%	$ 110,425	0.59%	0.59%	1.55%	45%
C	10.71	0.09	0.26	0.35	(0.16)	—	(0.16)	10.90	3.25	11,131	1.38	1.38	0.83	45
I	10.85	0.18	0.28	0.46	(0.30)	—	(0.30)	11.01	4.28	1,862	0.36	0.36	1.66	45
R3	10.83	0.13	0.26	0.39	(0.22)	—	(0.22)	11.00	3.61	2,742	0.95	0.94	1.25	45
R4	10.84	0.19	0.23	0.42	(0.26)	—	(0.26)	11.00	3.95	1,108	0.65	0.64	1.75	45
R5	10.88	0.21	0.25	0.46	(0.30)	—	(0.30)	11.04	4.27	1,477	0.35	0.34	1.91	45
F	10.86	0.20	0.28	0.48	(0.31)	—	(0.31)	11.03	4.47	12	0.23	0.23	1.89	45
For the Year Ended October 31, 2019
A	$ 10.23	$ 0.31	$ 0.60	$ 0.91	$ (0.31)	$ —	$ (0.31)	$ 10.83	9.28%	$ 105,569	0.60%	0.59%	3.02%	38%
C	10.05	0.22	0.62	0.84	(0.18)	—	(0.18)	10.71	8.41	14,947	1.36	1.36	2.15	38
I	10.25	0.38	0.55	0.93	(0.33)	—	(0.33)	10.85	9.49	1,253	0.34	0.34	3.63	38
R3	10.21	0.29	0.59	0.88	(0.26)	—	(0.26)	10.83	8.89	3,481	0.95	0.93	2.81	38
R4	10.24	0.32	0.59	0.91	(0.31)	—	(0.31)	10.84	9.22	2,094	0.65	0.63	3.06	38
R5	10.28	0.34	0.60	0.94	(0.34)	—	(0.34)	10.88	9.56	2,013	0.35	0.33	3.28	38
F	10.26	0.31	0.64	0.95	(0.35)	—	(0.35)	10.86	9.62	12	0.24	0.24	2.98	38
For the Year Ended October 31, 2018
A	$ 10.60	$ 0.31	$ (0.37)	$ (0.06)	$ (0.31)	$ —	$ (0.31)	$ 10.23	(0.59)%	$ 84,379	0.61%	0.60%	2.91%	32%
C	10.41	0.21	(0.35)	(0.14)	(0.22)	—	(0.22)	10.05	(1.38)	17,552	1.37	1.36	2.04	32
I	10.63	0.35	(0.38)	(0.03)	(0.35)	—	(0.35)	10.25	(0.39)	1,217	0.38	0.36	3.38	32
R3	10.57	0.29	(0.37)	(0.08)	(0.28)	—	(0.28)	10.21	(0.80)	4,327	0.96	0.86	2.80	32
R4	10.61	0.31	(0.36)	(0.05)	(0.32)	—	(0.32)	10.24	(0.51)	2,461	0.66	0.56	3.00	32
R5	10.66	0.33	(0.36)	(0.03)	(0.35)	—	(0.35)	10.28	(0.32)	1,845	0.36	0.26	3.13	32
F	10.63	0.34	(0.36)	(0.02)	(0.35)	—	(0.35)	10.26	(0.23)	11	0.24	0.24	3.19	32
For the Year Ended October 31, 2017
A	$ 9.81	$ 0.13	$ 0.79	$ 0.92	$ (0.13)	$ —	$ (0.13)	$ 10.60	9.51%	$ 86,987	0.58%	0.55%	1.24%	17% (11)
C	9.62	0.05	0.79	0.84	(0.05)	—	(0.05)	10.41	8.80	26,424	1.33	1.30	0.49	17 (11)
I	9.83	0.15	0.81	0.96	(0.16)	—	(0.16)	10.63	9.92	1,835	0.29	0.27	1.47	17 (11)
R3	9.79	0.10	0.79	0.89	(0.11)	—	(0.11)	10.57	9.21	7,135	0.94	0.80	1.02	17 (11)
R4	9.82	0.13	0.80	0.93	(0.14)	—	(0.14)	10.61	9.57	2,693	0.64	0.50	1.25	17 (11)
R5	9.86	0.16	0.81	0.97	(0.17)	—	(0.17)	10.66	9.99	2,251	0.34	0.20	1.58	17 (11)
F (7)	10.03	0.08	0.52	0.60	—	—	—	10.63	5.98 (5)	11	0.23 (6)	0.20 (6)	1.22 (6)	17 (11)
The accompanying notes are an integral part of these financial statements.
101

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Global Real Asset Fund (Consolidated)
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 10.41	$ 0.12	$ 0.24	$ 0.36	$ (1.26)	$ (0.42)	$ (1.68)	$ 9.09	4.08% (5)	$ 26,571	1.49% (6)	1.25% (6)	2.59% (6)	113%
C	10.20	0.09	0.22	0.31	(1.18)	(0.42)	(1.60)	8.91	3.65 (5)	1,543	2.30 (6)	2.00 (6)	1.97 (6)	113
I	10.42	0.14	0.22	0.36	(1.28)	(0.42)	(1.70)	9.08	4.13 (5)	44,839	1.16 (6)	1.00 (6)	2.97 (6)	113
R3	10.47	0.11	0.23	0.34	(1.23)	(0.42)	(1.65)	9.16	3.88 (5)	109	1.83 (6)	1.50 (6)	2.26 (6)	113
R4	10.46	0.13	0.22	0.35	(1.26)	(0.42)	(1.68)	9.13	4.01 (5)	23	1.48 (6)	1.20 (6)	2.80 (6)	113
R5	10.35	0.13	0.23	0.36	(1.29)	(0.42)	(1.71)	9.00	4.12 (5)	292	1.23 (6)	0.95 (6)	2.76 (6)	113
R6 (12)	9.12	0.06	(0.11) (13)	(0.05)	—	—	—	9.07	(0.45) (5)	10	1.08 (6)	0.90 (6)	3.75 (6)	113
Y	10.41	0.13	0.24	0.37	(1.29)	(0.42)	(1.71)	9.07	4.26 (5)	74,002	1.19 (6)	0.90 (6)	2.88 (6)	113
F	10.42	0.15	0.22	0.37	(1.29)	(0.42)	(1.71)	9.08	4.25 (5)	13,599	1.10 (6)	0.90 (6)	3.27 (6)	113
For the Year Ended October 31, 2021
A	$ 7.76	$ 0.20	$ 2.69	$ 2.89	$ (0.24)	$ —	$ (0.24)	$ 10.41	37.82%	$ 18,783	1.54%	1.25%	2.11%	202% (14)
C	7.60	0.09	2.68	2.77	(0.17)	—	(0.17)	10.20	36.89	659	2.36	2.00	1.01	202 (14)
I	7.76	0.22	2.70	2.92	(0.26)	—	(0.26)	10.42	38.30	17,266	1.20	0.99	2.31	202 (14)
R3	7.80	0.17	2.71	2.88	(0.21)	—	(0.21)	10.47	37.54	120	1.83	1.50	1.83	202 (14)
R4	7.79	0.19	2.72	2.91	(0.24)	—	(0.24)	10.46	38.00	13	1.53	1.20	2.03	202 (14)
R5	7.71	0.23	2.67	2.90	(0.26)	—	(0.26)	10.35	38.36	310	1.23	0.95	2.41	202 (14)
Y	7.76	0.23	2.69	2.92	(0.27)	—	(0.27)	10.41	38.31	60,539	1.20	0.90	2.45	202 (14)
F	7.76	0.20	2.73	2.93	(0.27)	—	(0.27)	10.42	38.45	2,226	1.11	0.90	2.20	202 (14)
For the Year Ended October 31, 2020
A	$ 8.84	$ 0.13	$ (0.97)	$ (0.84)	$ (0.24)	$ —	$ (0.24)	$ 7.76	(9.85)%	$ 11,732	1.54%	1.25%	1.58%	316% (14)
C	8.64	0.07	(0.95)	(0.88)	(0.16)	—	(0.16)	7.60	(10.44)	1,732	2.32	2.00	0.84	316 (14)
I	8.83	0.16	(0.96)	(0.80)	(0.27)	—	(0.27)	7.76	(9.50)	13,318	1.15	0.98	1.92	316 (14)
R3	8.88	0.11	(0.97)	(0.86)	(0.22)	—	(0.22)	7.80	(10.03)	82	1.79	1.50	1.31	316 (14)
R4	8.86	0.14	(0.98)	(0.84)	(0.23)	—	(0.23)	7.79	(9.82)	22	1.48	1.20	1.70	316 (14)
R5	8.78	0.14	(0.95)	(0.81)	(0.26)	—	(0.26)	7.71	(9.59)	115	1.19	0.95	1.85	316 (14)
Y	8.84	0.16	(0.96)	(0.80)	(0.28)	—	(0.28)	7.76	(9.48)	46,915	1.14	0.90	1.95	316 (14)
F	8.83	0.16	(0.95)	(0.79)	(0.28)	—	(0.28)	7.76	(9.43)	72,321	1.07	0.90	1.99	316 (14)
For the Year Ended October 31, 2019
A	$ 9.00	$ 0.20	$ (0.19)	$ 0.01	$ (0.17)	$ —	$ (0.17)	$ 8.84	0.27%	$ 14,360	1.51%	1.25%	2.32%	201%
C	8.78	0.13	(0.18)	(0.05)	(0.09)	—	(0.09)	8.64	(0.49)	3,038	2.29	2.00	1.53	201
I	9.00	0.23	(0.20)	0.03	(0.20)	—	(0.20)	8.83	0.47	38,226	1.16	0.99	2.63	201
R3	9.04	0.18	(0.19)	(0.01)	(0.15)	—	(0.15)	8.88	0.02	70	1.80	1.50	2.01	201
R4	9.02	0.20	(0.19)	0.01	(0.17)	—	(0.17)	8.86	0.27	59	1.49	1.20	2.29	201
R5	9.01	0.23	(0.20)	0.03	(0.26)	—	(0.26)	8.78	0.54	39	1.19	0.95	2.59	201
Y	9.00	0.24	(0.19)	0.05	(0.21)	—	(0.21)	8.84	0.67	96,453	1.14	0.90	2.68	201
F	9.00	0.24	(0.20)	0.04	(0.21)	—	(0.21)	8.83	0.55	110,993	1.08	0.90	2.67	201
For the Year Ended October 31, 2018
A	$ 9.38	$ 0.14	$ (0.22)	$ (0.08)	$ (0.30)	$ —	$ (0.30)	$ 9.00	(0.97)%	$ 17,794	1.55%	1.25%	1.48%	111%
C	9.15	0.07	(0.23)	(0.16)	(0.21)	—	(0.21)	8.78	(1.71)	4,622	2.31	2.00	0.73	111
I	9.38	0.17	(0.22)	(0.05)	(0.33)	—	(0.33)	9.00	(0.68)	35,607	1.17	0.95	1.77	111
R3	9.40	0.12	(0.23)	(0.11)	(0.25)	—	(0.25)	9.04	(1.26)	103	1.83	1.50	1.23	111
R4	9.39	0.15	(0.21)	(0.06)	(0.31)	—	(0.31)	9.02	(0.82)	207	1.53	1.20	1.59	111
R5	9.39	0.17	(0.22)	(0.05)	(0.33)	—	(0.33)	9.01	(0.68)	10	1.22	0.95	1.82	111
Y	9.39	0.17	(0.22)	(0.05)	(0.34)	—	(0.34)	9.00	(0.67)	128,897	1.16	0.90	1.83	111
F	9.38	0.17	(0.22)	(0.05)	(0.33)	—	(0.33)	9.00	(0.64)	111,062	1.11	0.90	1.82	111
The accompanying notes are an integral part of these financial statements.
102

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Global Real Asset Fund (Consolidated) – (continued)
For the Year Ended October 31, 2017
A	$ 8.67	$ 0.11	$ 0.64	$ 0.75	$ (0.04)	$ —	$ (0.04)	$ 9.38	8.65%	$ 16,990	1.55%	1.25%	1.20%	103%
C	8.48	0.04	0.63	0.67	—	—	—	9.15	7.90	7,138	2.25	2.00	0.44	103
I	8.67	0.13	0.64	0.77	(0.06)	—	(0.06)	9.38	8.93	29,092	1.16	0.99	1.46	103
R3	8.69	0.08	0.65	0.73	(0.02)	—	(0.02)	9.40	8.43	151	1.92	1.50	0.94	103
R4	8.67	0.11	0.64	0.75	(0.03)	—	(0.03)	9.39	8.71	433	1.49	1.20	1.24	103
R5	8.68	0.14	0.64	0.78	(0.07)	—	(0.07)	9.39	9.00	67	1.17	0.95	1.53	103
Y	8.68	0.13	0.65	0.78	(0.07)	—	(0.07)	9.39	9.01	123,742	1.09	0.90	1.46	103
F (7)	8.93	0.11	0.34	0.45	—	—	—	9.38	5.04 (5)	112,016	1.08 (6)	0.90 (6)	1.79 (6)	103
The Hartford Growth Allocation Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 15.72	$ 0.12	$ (1.69)	$ (1.57)	$ (0.30)	$ (0.84)	$ (1.14)	$ 13.01	(10.74)% (5)	$ 508,261	0.53% (6)	0.52% (6)	1.72% (6)	31%
C	15.58	0.07	(1.70)	(1.63)	(0.15)	(0.84)	(0.99)	12.96	(11.11) (5)	22,706	1.34 (6)	1.34 (6)	0.94 (6)	31
I	15.63	0.14	(1.68)	(1.54)	(0.33)	(0.84)	(1.17)	12.92	(10.59) (5)	10,476	0.25 (6)	0.25 (6)	2.00 (6)	31
R3	15.31	0.10	(1.66)	(1.56)	(0.25)	(0.84)	(1.09)	12.66	(10.89) (5)	6,015	0.87 (6)	0.86 (6)	1.40 (6)	31
R4	15.64	0.12	(1.68)	(1.56)	(0.29)	(0.84)	(1.13)	12.95	(10.69) (5)	2,771	0.57 (6)	0.57 (6)	1.66 (6)	31
R5	15.75	0.15	(1.70)	(1.55)	(0.33)	(0.84)	(1.17)	13.03	(10.56) (5)	4,188	0.26 (6)	0.26 (6)	2.02 (6)	31
F	15.65	0.16	(1.69)	(1.53)	(0.35)	(0.84)	(1.19)	12.93	(10.53) (5)	545	0.16 (6)	0.16 (6)	2.23 (6)	31
For the Year Ended October 31, 2021
A	$ 12.75	$ 0.11	$ 3.42	$ 3.53	$ (0.19)	$ (0.37)	$ (0.56)	$ 15.72	28.32%	$ 591,999	0.53%	0.52%	0.76%	14%
C	12.64	0.00 (8)	3.39	3.39	(0.08)	(0.37)	(0.45)	15.58	27.24	29,186	1.33	1.33	0.03	14
I	12.69	0.15	3.39	3.54	(0.23)	(0.37)	(0.60)	15.63	28.57	11,997	0.29	0.29	0.99	14
R3	12.44	0.06	3.33	3.39	(0.15)	(0.37)	(0.52)	15.31	27.85	6,848	0.87	0.87	0.42	14
R4	12.69	0.10	3.40	3.50	(0.18)	(0.37)	(0.55)	15.64	28.17	3,069	0.57	0.57	0.71	14
R5	12.78	0.16	3.41	3.57	(0.23)	(0.37)	(0.60)	15.75	28.58	4,796	0.26	0.26	1.05	14
F	12.70	0.15	3.41	3.56	(0.24)	(0.37)	(0.61)	15.65	28.74	828	0.15	0.15	1.02	14
For the Year Ended October 31, 2020
A	$ 12.81	$ 0.15	$ 0.35	$ 0.50	$ (0.19)	$ (0.37)	$ (0.56)	$ 12.75	3.90%	$ 491,747	0.56%	0.56%	1.21%	19%
C	12.69	0.06	0.34	0.40	(0.08)	(0.37)	(0.45)	12.64	3.10	37,446	1.35	1.35	0.47	19
I	12.75	0.19	0.35	0.54	(0.23)	(0.37)	(0.60)	12.69	4.23	9,024	0.25	0.25	1.56	19
R3	12.48	0.12	0.34	0.46	(0.13)	(0.37)	(0.50)	12.44	3.64	5,649	0.87	0.87	0.96	19
R4	12.74	0.20	0.30	0.50	(0.18)	(0.37)	(0.55)	12.69	3.92	2,563	0.55	0.55	1.62	19
R5	12.83	0.19	0.36	0.55	(0.23)	(0.37)	(0.60)	12.78	4.26	5,067	0.27	0.27	1.51	19
F	12.76	0.19	0.36	0.55	(0.24)	(0.37)	(0.61)	12.70	4.31	334	0.16	0.16	1.53	19
For the Year Ended October 31, 2019
A	$ 12.07	$ 0.23	$ 0.94	$ 1.17	$ (0.29)	$ (0.14)	$ (0.43)	$ 12.81	10.25%	$ 522,271	0.55%	0.54%	1.90%	25%
C	11.83	0.15	0.92	1.07	(0.07)	(0.14)	(0.21)	12.69	9.33	50,463	1.33	1.32	1.22	25
I	12.02	0.26	0.93	1.19	(0.32)	(0.14)	(0.46)	12.75	10.54	11,245	0.24	0.24	2.16	25
R3	11.77	0.21	0.88	1.09	(0.24)	(0.14)	(0.38)	12.48	9.81	6,921	0.86	0.86	1.74	25
R4	12.00	0.24	0.91	1.15	(0.27)	(0.14)	(0.41)	12.74	10.15	5,657	0.57	0.57	2.01	25
R5	12.10	0.27	0.92	1.19	(0.32)	(0.14)	(0.46)	12.83	10.44	5,692	0.25	0.25	2.22	25
F	12.03	0.22	0.98	1.20	(0.33)	(0.14)	(0.47)	12.76	10.65	252	0.15	0.15	1.77	25
The accompanying notes are an integral part of these financial statements.
103

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Growth Allocation Fund – (continued)
For the Year Ended October 31, 2018
A	$ 12.32	$ 0.22	$ (0.18)	$ 0.04	$ (0.29)	$ —	$ (0.29)	$ 12.07	0.28%	$ 504,720	0.54%	0.54%	1.78%	32%
C	12.07	0.13	(0.17)	(0.04)	(0.20)	—	(0.20)	11.83	(0.41)	64,208	1.30	1.29	1.09	32
I	12.27	0.26	(0.18)	0.08	(0.33)	—	(0.33)	12.02	0.60	11,033	0.24	0.24	2.05	32
R3	12.02	0.18	(0.18)	—	(0.25)	—	(0.25)	11.77	(0.06)	10,776	0.86	0.86	1.43	32
R4	12.25	0.23	(0.19)	0.04	(0.29)	—	(0.29)	12.00	0.24	8,129	0.56	0.56	1.86	32
R5	12.35	0.24	(0.16)	0.08	(0.33)	—	(0.33)	12.10	0.55	5,706	0.26	0.26	1.93	32
F	12.28	0.27	(0.18)	0.09	(0.34)	—	(0.34)	12.03	0.66	11	0.15	0.15	2.12	32
For the Year Ended October 31, 2017
A	$ 10.35	$ 0.07	$ 1.95	$ 2.02	$ (0.05)	$ —	$ (0.05)	$ 12.32	19.54%	$ 503,042	0.53%	0.52%	0.63%	11% (15)
C	10.17	(0.01)	1.91	1.90	—	—	—	12.07	18.68	140,855	1.27	1.27	(0.10)	11 (15)
I	10.31	0.10	1.94	2.04	(0.08)	—	(0.08)	12.27	19.91	10,468	0.22	0.22	0.87	11 (15)
R3	10.09	0.03	1.91	1.94	(0.01)	—	(0.01)	12.02	19.26	11,840	0.86	0.86	0.29	11 (15)
R4	10.29	0.07	1.94	2.01	(0.05)	—	(0.05)	12.25	19.56	10,699	0.55	0.55	0.64	11 (15)
R5	10.37	0.10	1.96	2.06	(0.08)	—	(0.08)	12.35	19.98	5,709	0.25	0.25	0.86	11 (15)
F (7)	11.07	0.04	1.17	1.21	—	—	—	12.28	10.93 (5)	11	0.15 (6)	0.15 (6)	0.47 (6)	11 (15)
Hartford Moderate Allocation Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 13.86	$ 0.11	$ (1.41)	$ (1.30)	$ (0.24)	$ (0.62)	$ (0.86)	$ 11.70	(9.98)% (5)	$ 315,224	0.53% (6)	0.52% (6)	1.79% (6)	35%
C	13.69	0.06	(1.40)	(1.34)	(0.09)	(0.62)	(0.71)	11.64	(10.33) (5)	12,501	1.33 (6)	1.33 (6)	0.98 (6)	35
I	13.93	0.13	(1.41)	(1.28)	(0.28)	(0.62)	(0.90)	11.75	(9.84) (5)	8,926	0.26 (6)	0.26 (6)	2.10 (6)	35
R3	13.63	0.09	(1.40)	(1.31)	(0.20)	(0.62)	(0.82)	11.50	(10.20) (5)	14,206	0.88 (6)	0.88 (6)	1.44 (6)	35
R4	13.89	0.11	(1.42)	(1.31)	(0.24)	(0.62)	(0.86)	11.72	(10.07) (5)	3,039	0.58 (6)	0.58 (6)	1.73 (6)	35
R5	13.94	0.13	(1.41)	(1.28)	(0.28)	(0.62)	(0.90)	11.76	(9.83) (5)	6,717	0.26 (6)	0.26 (6)	1.97 (6)	35
F	13.94	0.14	(1.42)	(1.28)	(0.29)	(0.62)	(0.91)	11.75	(9.82) (5)	518	0.17 (6)	0.17 (6)	2.16 (6)	35
For the Year Ended October 31, 2021
A	$ 11.91	$ 0.11	$ 2.32	$ 2.43	$ (0.19)	$ (0.29)	$ (0.48)	$ 13.86	20.72%	$ 365,226	0.52%	0.52%	0.85%	14%
C	11.77	0.02	2.27	2.29	(0.08)	(0.29)	(0.37)	13.69	19.70	16,605	1.31	1.31	0.14	14
I	11.97	0.15	2.32	2.47	(0.22)	(0.29)	(0.51)	13.93	21.01	11,018	0.26	0.26	1.12	14
R3	11.72	0.06	2.28	2.34	(0.14)	(0.29)	(0.43)	13.63	20.27	15,765	0.87	0.87	0.48	14
R4	11.94	0.11	2.31	2.42	(0.18)	(0.29)	(0.47)	13.89	20.63	3,307	0.58	0.58	0.80	14
R5	11.98	0.14	2.33	2.47	(0.22)	(0.29)	(0.51)	13.94	20.97	7,685	0.27	0.27	1.07	14
F	11.98	0.16	2.32	2.48	(0.23)	(0.29)	(0.52)	13.94	21.09	555	0.17	0.17	1.20	14
For the Year Ended October 31, 2020
A	$ 11.87	$ 0.16	$ 0.30	$ 0.46	$ (0.24)	$ (0.18)	$ (0.42)	$ 11.91	3.87%	$ 314,358	0.54%	0.54%	1.41%	27%
C	11.72	0.08	0.28	0.36	(0.13)	(0.18)	(0.31)	11.77	3.08	26,485	1.33	1.33	0.69	27
I	11.93	0.20	0.29	0.49	(0.27)	(0.18)	(0.45)	11.97	4.15	9,115	0.25	0.25	1.70	27
R3	11.67	0.12	0.30	0.42	(0.19)	(0.18)	(0.37)	11.72	3.58	13,491	0.87	0.87	1.08	27
R4	11.86	0.16	0.30	0.46	(0.20)	(0.18)	(0.38)	11.94	3.90	3,503	0.53	0.53	1.38	27
R5	11.94	0.20	0.29	0.49	(0.27)	(0.18)	(0.45)	11.98	4.14	5,520	0.28	0.28	1.74	27
F	11.93	0.20	0.31	0.51	(0.28)	(0.18)	(0.46)	11.98	4.32	347	0.17	0.17	1.75	27
The accompanying notes are an integral part of these financial statements.
104

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Moderate Allocation Fund – (continued)
For the Year Ended October 31, 2019
A	$ 11.80	$ 0.28	$ 0.74	$ 1.02	$ (0.31)	$ (0.64)	$ (0.95)	$ 11.87	9.72%	$ 328,639	0.54%	0.53%	2.46%	25%
C	11.54	0.20	0.74	0.94	(0.12)	(0.64)	(0.76)	11.72	8.96	35,454	1.31	1.30	1.79	25
I	11.85	0.33	0.73	1.06	(0.34)	(0.64)	(0.98)	11.93	10.08	9,817	0.25	0.25	2.85	25
R3	11.60	0.25	0.72	0.97	(0.26)	(0.64)	(0.90)	11.67	9.38	14,880	0.87	0.87	2.19	25
R4	11.79	0.31	0.70	1.01	(0.30)	(0.64)	(0.94)	11.86	9.65	3,325	0.58	0.58	2.73	25
R5	11.85	0.30	0.76	1.06	(0.33)	(0.64)	(0.97)	11.94	10.11	5,788	0.26	0.26	2.63	25
F	11.86	0.21	0.85	1.06	(0.35)	(0.64)	(0.99)	11.93	10.08	252	0.17	0.17	1.81	25
For the Year Ended October 31, 2018
A	$ 12.42	$ 0.30	$ (0.32)	$ (0.02)	$ (0.33)	$ (0.27)	$ (0.60)	$ 11.80	(0.29)%	$ 329,641	0.53%	0.52%	2.44%	32%
C	12.16	0.21	(0.33)	(0.12)	(0.23)	(0.27)	(0.50)	11.54	(1.08)	46,067	1.28	1.28	1.74	32
I	12.48	0.31	(0.31)	—	(0.36)	(0.27)	(0.63)	11.85	(0.08)	11,014	0.25	0.25	2.51	32
R3	12.23	0.26	(0.33)	(0.07)	(0.29)	(0.27)	(0.56)	11.60	(0.72)	17,865	0.87	0.87	2.15	32
R4	12.41	0.30	(0.33)	(0.03)	(0.32)	(0.27)	(0.59)	11.79	(0.33)	7,104	0.58	0.58	2.41	32
R5	12.48	0.33	(0.33)	—	(0.36)	(0.27)	(0.63)	11.85	(0.12)	6,283	0.27	0.27	2.65	32
F	12.48	0.34	(0.32)	0.02	(0.37)	(0.27)	(0.64)	11.86	0.07	11	0.16	0.16	2.74	32
For the Year Ended October 31, 2017
A	$ 10.90	$ 0.10	$ 1.52	$ 1.62	$ (0.10)	$ —	$ (0.10)	$ 12.42	15.02%	$ 333,803	0.52%	0.51%	0.89%	14% (16)
C	10.66	0.02	1.50	1.52	(0.02)	—	(0.02)	12.16	14.25	96,532	1.26	1.25	0.17	14 (16)
I	10.95	0.13	1.54	1.67	(0.14)	—	(0.14)	12.48	15.40	9,319	0.23	0.23	1.13	14 (16)
R3	10.73	0.06	1.51	1.57	(0.07)	—	(0.07)	12.23	14.70	22,023	0.87	0.87	0.53	14 (16)
R4	10.89	0.09	1.53	1.62	(0.10)	—	(0.10)	12.41	15.00	7,528	0.57	0.57	0.82	14 (16)
R5	10.95	0.13	1.54	1.67	(0.14)	—	(0.14)	12.48	15.38	6,508	0.26	0.26	1.13	14 (16)
F (7)	11.48	0.06	0.94	1.00	—	—	—	12.48	8.71 (5)	11	0.16 (6)	0.16 (6)	0.69 (6)	14 (16)
Hartford Multi-Asset Income Fund
For the Six-Month Period Ended April 30, 2022 (Unaudited)
A	$ 21.77	$ 0.25	$ (1.93)	$ (1.68)	$ (0.28)	$ (0.90)	$ (1.18)	$ 18.91	(8.06)% (5)	$ 544,620	1.02% (6)	1.01% (6)	2.44% (6)	33%
C	21.85	0.17	(1.93)	(1.76)	(0.20)	(0.90)	(1.10)	18.99	(8.41) (5)	45,411	1.76 (6)	1.76 (6)	1.69 (6)	33
I	21.74	0.28	(1.93)	(1.65)	(0.31)	(0.90)	(1.21)	18.88	(7.93) (5)	74,829	0.73 (6)	0.73 (6)	2.71 (6)	33
R3	22.11	0.22	(1.96)	(1.74)	(0.25)	(0.90)	(1.15)	19.22	(8.24) (5)	849	1.35 (6)	1.33 (6)	2.12 (6)	33
R4	22.16	0.25	(1.96)	(1.71)	(0.28)	(0.90)	(1.18)	19.27	(8.09) (5)	764	1.05 (6)	1.05 (6)	2.39 (6)	33
R5	22.15	0.28	(1.96)	(1.68)	(0.31)	(0.90)	(1.21)	19.26	(7.93) (5)	148	0.74 (6)	0.74 (6)	2.71 (6)	33
R6	22.15	0.29	(1.95)	(1.66)	(0.33)	(0.90)	(1.23)	19.26	(7.88) (5)	328	0.64 (6)	0.64 (6)	2.82 (6)	33
Y	22.17	0.28	(1.96)	(1.68)	(0.31)	(0.90)	(1.21)	19.28	(7.92) (5)	6,911	0.74 (6)	0.74 (6)	2.71 (6)	33
F	21.72	0.28	(1.91)	(1.63)	(0.33)	(0.90)	(1.23)	18.86	(7.89) (5)	73,085	0.63 (6)	0.63 (6)	2.82 (6)	33
For the Year Ended October 31, 2021
A	$ 19.61	$ 0.58	$ 2.15	$ 2.73	$ (0.57)	$ —	$ (0.57)	$ 21.77	14.01%	$ 622,085	1.01%	1.00%	2.69%	63% (17)
C	19.65	0.41	2.18	2.59	(0.39)	—	(0.39)	21.85	13.23	59,640	1.73	1.73	1.93	63 (17)
I	19.58	0.64	2.16	2.80	(0.64)	—	(0.64)	21.74	14.41	99,967	0.70	0.70	2.99	63 (17)
R3	19.89	0.52	2.20	2.72	(0.50)	—	(0.50)	22.11	13.75	1,044	1.34	1.26	2.39	63 (17)
R4	19.95	0.59	2.19	2.78	(0.57)	—	(0.57)	22.16	13.99	971	1.04	1.04	2.69	63 (17)
R5	19.94	0.64	2.20	2.84	(0.63)	—	(0.63)	22.15	14.35	154	0.74	0.74	2.95	63 (17)
R6	19.95	0.67	2.19	2.86	(0.66)	—	(0.66)	22.15	14.44	342	0.63	0.63	3.07	63 (17)
Y	19.96	0.64	2.21	2.85	(0.64)	—	(0.64)	22.17	14.35	7,238	0.73	0.73	2.95	63 (17)
F	19.57	0.65	2.16	2.81	(0.66)	—	(0.66)	21.72	14.47	84,040	0.63	0.63	3.06	63 (17)
The accompanying notes are an integral part of these financial statements.
105

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Multi-Asset Income Fund – (continued)
For the Year Ended October 31, 2020
A	$ 23.33	$ 0.67	$ (0.66)	$ 0.01	$ (0.74)	$ (2.99)	$ (3.73)	$ 19.61	(0.04)%	$ 589,745	1.03%	1.03%	3.35%	86% (17)
C	23.36	0.53	(0.67)	(0.14)	(0.58)	(2.99)	(3.57)	19.65	(0.83)	77,719	1.75	1.75	2.63	86 (17)
I	23.32	0.74	(0.67)	0.07	(0.82)	(2.99)	(3.81)	19.58	0.19	98,762	0.70	0.70	3.67	86 (17)
R3	23.61	4.32	(4.37)	(0.05)	(0.68)	(2.99)	(3.67)	19.89	(0.36)	1,203	1.35	1.27	3.13	86 (17)
R4	23.67	0.38	(0.38)	0.00 (8)	(0.73)	(2.99)	(3.72)	19.95	(0.13)	527	1.05	1.05	3.37	86 (17)
R5	23.67	0.26	(0.20)	0.06	(0.80)	(2.99)	(3.79)	19.94	0.18	141	0.75	0.75	3.66	86 (17)
R6	23.68	0.59	(0.50)	0.09	(0.83)	(2.99)	(3.82)	19.95	0.33	306	0.64	0.64	3.70	86 (17)
Y	23.69	0.75	(0.67)	0.08	(0.82)	(2.99)	(3.81)	19.96	0.23	10,812	0.74	0.70	3.66	86 (17)
F	23.31	0.75	(0.67)	0.08	(0.83)	(2.99)	(3.82)	19.57	0.26	83,111	0.64	0.64	3.74	86 (17)
For the Year Ended October 31, 2019
A	$ 23.62	$ 0.65	$ 1.23	$ 1.88	$ (0.77)	$ (1.40)	$ (2.17)	$ 23.33	8.81%	$ 666,684	1.02%	1.01%	2.85%	83%
C	23.61	0.48	1.24	1.72	(0.57)	(1.40)	(1.97)	23.36	8.08	106,874	1.73	1.73	2.11	83
I	23.61	0.75	1.21	1.96	(0.85)	(1.40)	(2.25)	23.32	9.21	104,284	0.69	0.69	3.27	83
R3	23.86	0.59	1.25	1.84	(0.69)	(1.40)	(2.09)	23.61	8.56	1,843	1.35	1.29	2.56	83
R4	23.91	0.59	1.32	1.91	(0.75)	(1.40)	(2.15)	23.67	8.84	1,301	1.04	1.04	2.55	83
R5	23.94	0.80	1.17	1.97	(0.84)	(1.40)	(2.24)	23.67	9.13	349	0.74	0.74	3.42	83
R6	23.95	0.70	1.30	2.00	(0.87)	(1.40)	(2.27)	23.68	9.24	131	0.63	0.63	3.02	83
Y	23.95	0.74	1.25	1.99	(0.85)	(1.40)	(2.25)	23.69	9.21	13,185	0.70	0.68	3.19	83
F	23.61	0.74	1.22	1.96	(0.86)	(1.40)	(2.26)	23.31	9.29	97,529	0.62	0.62	3.23	83
For the Year Ended October 31, 2018
A	$ 23.53	$ 0.36	$ 0.05	$ 0.41	$ (0.32)	$ —	$ (0.32)	$ 23.62	1.76%	$ 650,813	1.05%	1.04%	1.48%	65%
C	23.53	0.19	0.04	0.23	(0.15)	—	(0.15)	23.61	0.99	109,060	1.77	1.76	0.77	65
I	23.53	0.43	0.05	0.48	(0.40)	—	(0.40)	23.61	2.05	56,280	0.73	0.73	1.79	65
R3	23.77	0.29	0.05	0.34	(0.25)	—	(0.25)	23.86	1.45	1,794	1.38	1.33	1.19	65
R4	23.82	0.36	0.05	0.41	(0.32)	—	(0.32)	23.91	1.73	2,669	1.07	1.06	1.44	65
R5	23.85	0.43	0.05	0.48	(0.39)	—	(0.39)	23.94	2.03	134	0.78	0.76	1.75	65
R6 (18)	24.62	0.27	(0.62) (13)	(0.35)	(0.32)	—	(0.32)	23.95	(1.40) (5)	1,586	0.63 (6)	0.63 (6)	1.65 (6)	65
Y	23.86	0.45	0.05	0.50	(0.41)	—	(0.41)	23.95	2.10	15,367	0.70	0.70	1.82	65
F	23.52	0.45	0.06	0.51	(0.42)	—	(0.42)	23.61	2.12	97,776	0.65	0.65	1.87	65
For the Year Ended October 31, 2017
A	$ 20.76	$ 0.31	$ 2.74	$ 3.05	$ (0.28)	$ —	$ (0.28)	$ 23.53	14.76%	$ 628,048	1.11%	1.10%	1.37%	34%
C	20.76	0.15	2.74	2.89	(0.12)	—	(0.12)	23.53	13.95	168,686	1.82	1.81	0.67	34
I	20.76	0.36	2.74	3.10	(0.33)	—	(0.33)	23.53	15.02	52,216	0.88	0.88	1.61	34
R3	20.97	0.25	2.76	3.01	(0.21)	—	(0.21)	23.77	14.40	2,412	1.45	1.40	1.11	34
R4	21.02	0.30	2.78	3.08	(0.28)	—	(0.28)	23.82	14.75	1,464	1.15	1.10	1.32	34
R5	21.04	0.38	2.77	3.15	(0.34)	—	(0.34)	23.85	15.09	139	0.87	0.80	1.71	34
Y	21.05	0.38	2.79	3.17	(0.36)	—	(0.36)	23.86	15.16	12,753	0.75	0.75	1.68	34
F (7)	22.21	0.20	1.39	1.59	(0.28)	—	(0.28)	23.52	7.23 (5)	69,874	0.72 (6)	0.72 (6)	1.25 (6)	34

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Ratios do not include expenses of the Underlying Funds and/or ETFs/ETNs, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2017.
(8)	Per share amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
106

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

(9)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 204%.
(10)	Commenced operations on February 28, 2019.
(11)	Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 115%, for the year ended October 31, 2017.
(12)	Commenced operations on February 28, 2022.
(13)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(14)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 202% and 319% for the fiscal years ended October 31, 2021 and October 31, 2020, respectively.
(15)	Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 110%, for the year ended October 31, 2017.
(16)	Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 113%, for the year ended October 31, 2017.
(17)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 63% and 91% for the fiscal years ended October 31, 2021 and October 31, 2020, respectively.
(18)	Commenced operations on February 28, 2018.
The accompanying notes are an integral part of these financial statements.
107

Hartford Multi-Strategy Funds
 Notes to Financial Statements
 April 30, 2022 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-six series, as of April 30, 2022. Financial statements for the series of the Company listed below (each a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:
The Hartford Balanced Income Fund (the "Balanced Income Fund")
Hartford AARP Balanced Retirement Fund (the "Balanced Retirement Fund")
The Hartford Checks and Balances Fund (the "Checks and Balances Fund")
The Hartford Conservative Allocation Fund (the "Conservative Allocation Fund")
The Hartford Global Real Asset Fund (the "Global Real Asset Fund")
The Hartford Growth Allocation Fund (the "Growth Allocation Fund")
Hartford Moderate Allocation Fund (the "Moderate Allocation Fund")
Hartford Multi-Asset Income Fund (the "Multi-Asset Income Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class F shares. Each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, has registered for sale Class R6 and Class Y shares. Class A shares of each Fund, except Balanced Retirement Fund, are sold with a front-end sales charge of up to 5.50%. Balanced Retirement Fund's Class A shares are sold with a front-end sales charge of up to 4.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. Effective February 28, 2022, Class R6 shares of the Global Real Asset Fund commenced operations. For more information, please see the Funds' prospectus.
Each of the Balanced Retirement Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund invested in affiliated mutual funds and affiliated exchange-traded funds (“Affiliated Investment Companies” or "Underlying Funds") during the period ended April 30, 2022. Each of the Growth Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund are referred to as the “Asset Allocation Funds.”
Hartford Funds Management Company, LLC (“HFMC” or “Investment Manager”) serves as the investment manager to each Fund.
The Investment Manager and The Hartford Mutual Funds, Inc. have entered into a licensing arrangement with AARP, Inc. ("AARP") under which AARP receives a royalty from the Investment Manager out of its own resources for licensing its brand to the Hartford AARP Balanced Retirement Fund. Hartford AARP Balanced Retirement Fund is managed by the Investment Manager, an investment adviser registered with the SEC, and distributed by Hartford Funds Distributors, LLC, a broker-dealer registered with the SEC and an affiliate of the Investment Manager. The Investment Manager and its affiliates are not affiliated with AARP and its affiliates. AARP and its affiliates are not broker-dealers or investment advisers and are not acting in any such capacity with respect to Hartford AARP Balanced Retirement Fund. AARP and its affiliates do not offer, recommend, or endorse the Investment Manager or any of its affiliates and are not making any recommendations regarding an investment in Hartford AARP Balanced Retirement Fund.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the
108

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of each Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
109

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
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A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of each Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each of Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of each of Conservative Allocation Fund, Global Real Asset Fund, Growth Allocation Fund and Moderate Allocation Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of each of Balanced Retirement Fund and Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.
Long-term capital gains distributions received from Underlying Funds, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)	Basis for Consolidation – The Global Real Asset Fund may invest up to 25% of its total assets in a wholly owned subsidiary of the Global Real Asset Fund (the "Subsidiary"). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Global Real Asset Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Global Real Asset Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2022.
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In connection with each Fund's ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although each Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, each Fund realizes a gain or loss. In a TBA roll transaction, each Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from each Fund's portfolio turnover rate. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2022.
c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2022.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2022.
e)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2022.
f)	Equity Linked Securities – Certain Funds may invest in equity linked securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. Since
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equity linked securities are in note form, equity linked securities are also subject to certain debt securities risks. Investments in equity linked securities are also subject to liquidity risk, which may make equity linked securities difficult to sell and value. See each Fund's Schedule of Investments, if applicable, for equity linked securities as of April 30, 2022.
g)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2022.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2022, each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income Fund had used Futures Contracts.
b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2022, each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income Fund had used Foreign Currency Contracts.
c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long
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as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2022, each of Balanced Retirement Fund and Multi-Asset Income Fund had used Options Contracts.
d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the
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clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2022, Balanced Income Fund had used Credit Default Swap Contracts.
e)	Additional Derivative Instrument Information:
Balanced Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 41,324,390	$ —	$ —	$ —	$ —	$ 41,324,390
Unrealized appreciation on foreign currency contracts	—	5,606,485	—	—	—	5,606,485
Unrealized appreciation on swap contracts(2)	—	—	2,338,702	—	—	2,338,702
Total	$ 41,324,390	$ 5,606,485	$ 2,338,702	$ —	$ —	$ 49,269,577
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 51,487,005	$ —	$ —	$ —	$ —	$ 51,487,005
Unrealized depreciation on foreign currency contracts	—	1,422,192	—	—	—	1,422,192
Unrealized depreciation on swap contracts(2)	—	—	593,844	—	—	593,844
Total	$ 51,487,005	$ 1,422,192	$ 593,844	$ —	$ —	$ 53,503,041

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

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Balanced Income Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (12,088,255)	$ —	$ —	$ —	$ —	$ (12,088,255)
Net realized gain (loss) on swap contracts	—	—	7,344,387	—	—	7,344,387
Net realized gain (loss) on foreign currency contracts	—	7,968,657	—	—	—	7,968,657
Total	$ (12,088,255)	$ 7,968,657	$ 7,344,387	$ —	$ —	$ 3,224,789
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (14,474,999)	$ —	$ —	$ —	$ —	$ (14,474,999)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(3,705,751)	—	—	(3,705,751)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,433,822	—	—	—	1,433,822
Total	$ (14,474,999)	$ 1,433,822	$ (3,705,751)	$ —	$ —	$ (16,746,928)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	6,809
Futures Contracts Number of Short Contracts	(6,281)
Swap Contracts at Notional Amount	$ 257,181,350
Foreign Currency Contracts Purchased at Contract Amount	$ 19,502,320
Foreign Currency Contracts Sold at Contract Amount	$ 123,398,991
Balanced Retirement Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ —	$ —	$ —	$ 913,506	$ —	$ 913,506
Unrealized appreciation on foreign currency contracts	—	134,459	—	—	—	134,459
Total	$ —	$ 134,459	$ —	$ 913,506	$ —	$ 1,047,965
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 399,823	$ —	$ —	$ —	$ —	$ 399,823
Unrealized depreciation on foreign currency contracts	—	6	—	—	—	6
Total	$ 399,823	$ 6	$ —	$ —	$ —	$ 399,829

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

116

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Balanced Retirement Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ —	$ —	$ —	$ 3,653	$ —	$ 3,653
Net realized gain (loss) on futures contracts	(352,969)	—	—	—	—	(352,969)
Net realized gain (loss) on foreign currency contracts	—	1,287,620	—	—	—	1,287,620
Total	$ (352,969)	$ 1,287,620	$ —	$ 3,653	$ —	$ 938,304
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ —	$ —	$ —	$ 394,024	$ —	$ 394,024
Net change in unrealized appreciation (depreciation) of futures contracts	(250,701)	—	—	—	—	(250,701)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	84,606	—	—	—	84,606
Total	$ (250,701)	$ 84,606	$ —	$ 394,024	$ —	$ 227,929
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 1,328
Futures Contracts Number of Long Contracts	60
Foreign Currency Contracts Purchased at Contract Amount	$ 63
Foreign Currency Contracts Sold at Contract Amount	$ 13,813,776
Global Real Asset Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 2,372,425	$ 2,372,425
Unrealized appreciation on foreign currency contracts	—	206,284	—	—	—	206,284
Total	$ —	$ 206,284	$ —	$ —	$ 2,372,425	$ 2,578,709
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 1,099,192	$ 1,099,192
Unrealized depreciation on foreign currency contracts	—	167,329	—	—	—	167,329
Total	$ —	$ 167,329	$ —	$ —	$ 1,099,192	$ 1,266,521

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

117

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Global Real Asset Fund (Consolidated) – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 230,612	$ —	$ —	$ —	$ 3,670,389	$ 3,901,001
Net realized gain (loss) on swap contracts	—	—	—	(40,109)	—	(40,109)
Net realized gain (loss) on foreign currency contracts	—	(61,427)	—	—	—	(61,427)
Total	$ 230,612	$ (61,427)	$ —	$ (40,109)	$ 3,670,389	$ 3,799,465
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (99,242)	$ —	$ —	$ —	$ 857,900	$ 758,658
Net change in unrealized appreciation (depreciation) of bond forward contracts	34,230	—	—	—	—	34,230
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(27,657)	—	—	—	(27,657)
Total	$ (65,012)	$ (27,657)	$ —	$ —	$ 857,900	$ 765,231
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	287
Futures Contracts Number of Short Contracts	(66)
Swap Contracts at Notional Amount	$ 60,000
Bond Forward Contracts at Notional Amount	$ 2,124,604
Foreign Currency Contracts Purchased at Contract Amount	$ 10,848,006
Foreign Currency Contracts Sold at Contract Amount	$ 14,606,814
Multi-Asset Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 26,934	$ —	$ —	$ —	$ —	$ 26,934
Unrealized appreciation on foreign currency contracts	—	618,657	—	—	—	618,657
Total	$ 26,934	$ 618,657	$ —	$ —	$ —	$ 645,591
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 2,100,861	$ —	$ —	$ —	$ —	$ 2,100,861
Total	$ 2,100,861	$ —	$ —	$ —	$ —	$ 2,100,861

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

118

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Multi-Asset Income Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2022:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ —	$ —	$ —	$ (1,575,353)	$ —	$ (1,575,353)
Net realized gain (loss) on futures contracts	263,421	—	—	(205,014)	—	58,407
Net realized gain (loss) on foreign currency contracts	—	4,060,069	—	—	—	4,060,069
Total	$ 263,421	$ 4,060,069	$ —	$ (1,780,367)	$ —	$ 2,543,123
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ —	$ —	$ —	$ 691,059	$ —	$ 691,059
Net change in unrealized appreciation (depreciation) of futures contracts	(4,199,513)	—	—	—	—	(4,199,513)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	455,624	—	—	—	455,624
Total	$ (4,199,513)	$ 455,624	$ —	$ 691,059	$ —	$ (3,052,830)
For the period ended April 30, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 557
Futures Contracts Number of Long Contracts	325
Futures Contracts Number of Short Contracts	(1)
Foreign Currency Contracts Purchased at Contract Amount	$ 269,620
Foreign Currency Contracts Sold at Contract Amount	$ 44,653,091
f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2022:

Balanced Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 5,606,485	$ (1,422,192)
Futures contracts	41,324,390	(51,487,005)
Swap contracts	2,338,702	(593,844)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	49,269,577	(53,503,041)
Derivatives not subject to a MNA	(43,663,092)	52,080,849
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 5,606,485	$ (1,422,192)

119

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 51,566	$ (36,565)	$ —	$ —	$ 15,001
Barclays	275,862	(27,692)	—	—	248,170
BNP Paribas Securities Services	35,498	(35,498)	—	—	—
Citibank NA	38,892	(38,892)	—	—	—
Commonwealth Bank of Australia	449,655	(47,798)	—	—	401,857
Deutsche Bank Securities, Inc.	4,183,805	(82,863)	—	—	4,100,942
Goldman Sachs & Co.	191,273	(191,273)	—	—	—
JP Morgan Chase & Co.	57,260	(57,260)	—	—	—
Morgan Stanley	121,973	(119,395)	—	—	2,578
RBC Dominion Securities, Inc.	67,395	(36,953)	—	—	30,442
State Street Global Markets LLC	133,306	(133,306)	—	—	—
Total	$ 5,606,485	$ (807,495)	$ —	$ —	$ 4,798,990

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (36,565)	$ 36,565	$ —	$ —	$ —
Bank of Montreal	(6,507)	—	—	—	(6,507)
Barclays	(27,692)	27,692	—	—	—
BNP Paribas Securities Services	(97,215)	35,498	—	—	(61,717)
Citibank NA	(186,374)	38,892	—	—	(147,482)
Commonwealth Bank of Australia	(47,798)	47,798	—	—	—
Deutsche Bank Securities, Inc.	(82,863)	82,863	—	—	—
Goldman Sachs & Co.	(295,496)	191,273	—	—	(104,223)
JP Morgan Chase & Co.	(122,531)	57,260	—	—	(65,271)
Morgan Stanley	(119,395)	119,395	—	—	—
RBC Dominion Securities, Inc.	(36,953)	36,953	—	—	—
Standard Chartered Bank	(31,168)	—	—	—	(31,168)
State Street Global Markets LLC	(245,800)	133,306	—	—	(112,494)
Toronto-Dominion Bank	(12,582)	—	—	—	(12,582)
UBS AG	(48,323)	—	—	—	(48,323)
Westpac International	(24,930)	—	—	—	(24,930)
Total	$ (1,422,192)	$ 807,495	$ —	$ —	$ (614,697)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Balanced Retirement Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 134,459	$ (6)
Futures contracts	—	(399,823)
Purchased options	913,506	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,047,965	(399,829)
Derivatives not subject to a MNA	(913,506)	399,823
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 134,459	$ (6)

120

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 10,540	$ —	$ —	$ —	$ 10,540
Barclays	41,484	—	—	—	41,484
BNP Paribas Securities Services	3,340	—	—	—	3,340
Deutsche Bank Securities, Inc.	49,156	—	—	—	49,156
Goldman Sachs & Co.	14,044	—	—	—	14,044
State Street Global Markets LLC	15,895	(6)	—	—	15,889
Total	$ 134,459	$ (6)	$ —	$ —	$ 134,453

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
State Street Global Markets LLC	$ (6)	$ 6	$ —	$ —	$ —
Total	$ (6)	$ 6	$ —	$ —	$ —

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Global Real Asset Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 206,284	$ (167,329)
Futures contracts	2,372,425	(1,099,192)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,578,709	(1,266,521)
Derivatives not subject to a MNA	(2,372,425)	1,099,192
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 206,284	$ (167,329)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 13,170	$ —	$ —	$ —	$ 13,170
Barclays	71,974	(21,362)	—	—	50,612
Canadian Imperial Bank of Commerce	6,047	—	—	—	6,047
Deutsche Bank Securities, Inc.	32,496	—	—	—	32,496
Goldman Sachs & Co.	18,378	—	—	(18,378)	—
JP Morgan Chase & Co.	4,523	(3,939)	—	—	584
Morgan Stanley	14,566	(10,119)	—	—	4,447
RBC Dominion Securities, Inc.	3,755	(1,401)	—	—	2,354
State Street Global Markets LLC	38,096	(38,096)	—	—	—
Toronto-Dominion Bank	541	(541)	—	—	—
Westpac International	2,738	—	—	—	2,738
Total	$ 206,284	$ (75,458)	$ —	$ (18,378)	$ 112,448

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (21,362)	$ 21,362	$ —	$ —	$ —
JP Morgan Chase & Co.	(3,939)	3,939	—	—	—
Morgan Stanley	(10,119)	10,119	—	—	—
RBC Dominion Securities, Inc.	(1,401)	1,401	—	—	—
State Street Global Markets LLC	(128,310)	38,096	—	—	(90,214)
Toronto-Dominion Bank	(2,198)	541	—	—	(1,657)
Total	$ (167,329)	$ 75,458	$ —	$ —	$ (91,871)

121

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Multi-Asset Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 618,657	$ —
Futures contracts	26,934	(2,100,861)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	645,591	(2,100,861)
Derivatives not subject to a MNA	(26,934)	2,100,861
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 618,657	$ —

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 462,614	$ —	$ —	$ —	$ 462,614
Deutsche Bank Securities, Inc.	156,043	—	—	—	156,043
Total	$ 618,657	$ —	$ —	$ —	$ 618,657

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Certain Funds are exposed to the risks of the Underlying Funds and/or other investment companies in direct proportion to the amount of assets those Funds allocate to each Underlying Fund and/or other investment companies. The market values of the Underlying Funds and/or other investment companies may decline due to general market conditions which are not specifically related to a particular company in which the Underlying Fund and/or other investment companies invested, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities in which the Underlying Funds and/or other investment companies invest may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to
122

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions).These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds or Underlying Funds (some of the Underlying Funds hold positions in Russia that are indirectly held by the Asset Allocation Funds) hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
The use of certain London Interbank Offered Rates (collectively, “LIBOR”) was generally phased out by the end of 2021, and some regulated entities (such as banks) have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. However, it is expected that the most widely used tenors of U.S. LIBOR may continue to be provided on a representative basis until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2022. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
123

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

At October 31, 2021 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Balanced Retirement Fund*	$ 21,130,730	$ 4,688,636
Global Real Asset Fund (Consolidated)*	12,043,701	93,177,117

*	Future utilization of losses are subject to limitation under the current tax laws.
The Balanced Income Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, Moderate Allocation Fund, and Multi-Asset Income Fund had no capital loss carryforwards for U.S. income tax purposes at October 31, 2021.
During the year ended October 31, 2021 Balanced Retirement Fund utilized $2,176,854, Conservative Allocation Fund utilized $734,854, Global Real Asset Fund utilized $16,850,246, and Multi-Asset Income Fund utilized $14,260,897 of prior capital loss carryforwards.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2022 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) of investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Income Fund	$ 13,672,447,908	$ 1,843,431,359	$ (1,020,570,021)	$ 822,861,338
Balanced Retirement Fund	88,094,347	8,869,266	(6,236,682)	2,632,584
Checks and Balances Fund	1,447,767,891	132,446,655	(57,978,793)	74,467,862
Conservative Allocation Fund	123,463,856	5,424,038	(8,432,952)	(3,008,914)
Global Real Asset Fund (Consolidated)	153,715,084	14,767,187	(6,067,267)	8,699,920
Growth Allocation Fund	520,198,631	63,411,535	(28,499,342)	34,912,193
Moderate Allocation Fund	354,709,756	27,326,150	(20,625,777)	6,700,373
Multi-Asset Income Fund	774,465,024	34,300,621	(48,973,795)	(14,673,174)
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of its Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, in accordance with the Fund’s investment objective and policies. Each Fund, except Checks and Balances Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income Fund, HFMC pays a sub-advisory fee to Wellington Management out of its management fee. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2022; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion
124

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 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Fund	Management Fee Rates
Balanced Retirement Fund (Excluding assets invested in investment companies for which HFMC or its affiliates serves as investment manager (“Affiliated Funds”))	0.3900% on first $1 billion and;
0.3800% on next $4 billion and;
0.3750% over $5 billion
Balanced Retirement Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds
Checks and Balances Fund	N/A
Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion
Global Real Asset Fund	0.7950% on first $500 million and;
0.7600% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% over $5 billion
Multi-Asset Income Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion
HFMC has contractually agreed to waive the management fee it receives from the Global Real Asset Fund in an amount equal to the management fee paid to it by the Subsidiary. This waiver will remain in effect for as long as the Global Real Asset Fund remains invested in the Subsidiary.
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2022, HFMC contractually agreed to limit the total annual fund operating expenses through February 28, 2023 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Retirement Fund(1)	0.96%	1.71%	0.66%	1.18%	0.88%	0.55%	0.45%	0.55%	0.45%
Conservative Allocation Fund(2)	1.19%	1.94%	0.94%	1.44%	1.14%	0.84%	N/A	N/A	0.84%
Global Real Asset Fund(3)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%	0.90%

(1)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses resulting from the Fund’s investments in investment companies other than Affiliated Funds, and extraordinary expenses.
(2)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions and extraordinary expenses.
(3)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2022, these amounts, if any, are included in the Statements of Operations.
125

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Income Fund	0.85%	1.61%	0.61%	1.23%	0.94%	0.64%	0.53%	0.64%	0.53%
Balanced Retirement Fund	0.85%	1.60%	0.55%	1.07%	0.77%	0.44%	0.33%	0.44%	0.34%
Checks and Balances Fund	0.37%	1.15%	0.14%	0.74%	0.44%	0.16%	N/A	N/A	0.04%
Conservative Allocation Fund	0.58%	1.37%	0.33%	0.95%	0.65%	0.35%	N/A	N/A	0.24%
Global Real Asset Fund (Consolidated)	1.25%	2.00%	1.00%	1.50%	1.21%	0.95%	0.90%	0.90%	0.90%
Growth Allocation Fund	0.52%	1.34%	0.25%	0.86%	0.57%	0.26%	N/A	N/A	0.16%
Moderate Allocation Fund	0.52%	1.33%	0.26%	0.88%	0.58%	0.26%	N/A	N/A	0.17%
Multi-Asset Income Fund	1.01%	1.76%	0.73%	1.33%	1.05%	0.74%	0.64%	0.74%	0.63%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2022, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Balanced Income Fund	$ 3,438,384	$ 90,657
Balanced Retirement Fund	22,166	38
Checks and Balances Fund	726,932	6,057
Conservative Allocation Fund	52,608	481
Global Real Asset Fund (Consolidated)	81,827	360
Growth Allocation Fund	200,515	2,108
Moderate Allocation Fund	93,286	1,491
Multi-Asset Income Fund	131,538	1,446
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2022, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced Income Fund	$ 7,133
Balanced Retirement Fund	44
Checks and Balances Fund	749
Conservative Allocation Fund	61
Global Real Asset Fund (Consolidated)	53
Growth Allocation Fund	276
Moderate Allocation Fund	180
Multi-Asset Income Fund	377
126

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2022, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Income Fund	0.07%	0.08%	0.08%	0.21%	0.16%	0.11%	0.00% *	0.11%	0.00% *
Balanced Retirement Fund	0.14%	0.16%	0.11%	0.22%	0.17%	0.12%	—	0.10%	0.00% *
Checks and Balances Fund	0.09%	0.11%	0.10%	0.22%	0.15%	0.12%	N/A	N/A	0.00% *
Conservative Allocation Fund	0.10%	0.14%	0.09%	0.22%	0.17%	0.12%	N/A	N/A	0.00% *
Global Real Asset Fund (Consolidated)	0.13%	0.20%	0.06%	0.22%	0.13%	0.11%	—	0.08%	0.00% *
Growth Allocation Fund	0.12%	0.18%	0.10%	0.22%	0.17%	0.11%	N/A	N/A	0.00% *
Moderate Allocation Fund	0.11%	0.17%	0.10%	0.22%	0.16%	0.09%	N/A	N/A	0.00% *
Multi-Asset Income Fund	0.13%	0.12%	0.10%	0.22%	0.17%	0.11%	0.00% *	0.11%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could
127

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan; the collateral posted by the borrower; and the net amount, if any, due from the borrower in the event of default as of April 30, 2022.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Collateral Posted by Borrower(1)	Net Amount(2)
Balanced Income Fund	$ 65,282,125	$ (65,282,125)	$ —
Balanced Retirement Fund	1,369,467	(1,369,467)	—
Global Real Asset Fund (Consolidated)	2,415,708	(2,415,708) (3)	—
Multi-Asset Income Fund	5,872,337	(5,872,337)	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned. Collateral received in excess or in deficit of the market value is not presented in this table.
(2)	Net amount represents the net amount receivable due from the borrower in the event of default.
(3)	Includes non-cash collateral of $14,069 for Global Real Asset Fund.
9.	Secured Borrowings:
The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.
Certain Transfers Accounted For As Secured Borrowings
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Balanced Income Fund
Securities Lending Transactions(1)
Common Stocks	$ 56,370,171	$ —	$ —	$ —	$ 56,370,171
Corporate Bonds	966,745	—	—	—	966,745
Escrows	7,749,920	—	—	—	7,749,920
Municipal Bonds	34,848	—	—	—	34,848
Preferred Stocks	2,447,745	—	—	—	2,447,745
Total Borrowings	$ 67,569,429	$ —	$ —	$ —	$ 67,569,429
Gross amount of recognized liabilities for securities lending transactions					$ 67,569,429
Balanced Retirement Fund
Securities Lending Transactions(1)
Common Stocks	$ 1,457,176	$ —	$ —	$ —	$ 1,457,176
Corporate Bonds	8,116	—	—	—	8,116
Total Borrowings	$ 1,465,292	$ —	$ —	$ —	$ 1,465,292
Gross amount of recognized liabilities for securities lending transactions					$ 1,465,292
128

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Global Real Asset Fund (Consolidated)
Securities Lending Transactions(1)
Common Stocks	$ 2,679,934	$ —	$ —	$ —	$ 2,679,934
Total Borrowings	$ 2,679,934	$ —	$ —	$ —	$ 2,679,934
Gross amount of recognized liabilities for securities lending transactions					$ 2,679,934
Multi-Asset Income Fund
Securities Lending Transactions(1)
Common Stocks	$ 6,174,557	$ —	$ —	$ —	$ 6,174,557
Corporate Bonds	31,366	—	—	—	31,366
Total Borrowings	$ 6,205,923	$ —	$ —	$ —	$ 6,205,923
Gross amount of recognized liabilities for securities lending transactions					$ 6,205,923

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.
10.	Affiliate Fund Transactions:
A summary of affiliate fund transactions for the Balanced Retirement Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund for the period ended April 30, 2022 is as follows:

Affiliated Investment Companies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gains Distribution
Balanced Retirement Fund
Hartford Multifactor Developed Markets (ex-US) ETF	$ 4,836,509	$ —	$ 2,291,037	$ 138,818	$ (466,212)	$ 2,218,078	80,511	$ 114,588	$ —
Hartford Multifactor Emerging Markets ETF	4,827,480	1,162,587	1,178,660	60,743	(525,605)	4,346,545	197,741	138,453	—
Hartford Multifactor US Equity ETF	2,928,751	—	1,070,435	275,089	(356,166)	1,777,239	44,763	22,902	—
The Hartford World Bond Fund, Class F	10,415,856	4,939,218	22,667,622	(280,916)	16,812,786	9,219,322	915,524	145,882	—
Total	$ 23,008,596	$ 6,101,805	$ 27,207,754	$ 193,734	$ 15,464,803	$ 17,561,184	1,238,539	$ 421,825	$ —
Checks and Balances Fund
Hartford Total Return Bond ETF	$ 573,409,796	$ 28,299,015	$ —	$ —	$ (78,573,824)	$ 523,134,987	14,878,697	$ 7,300,439	$ 10,002,149
The Hartford Capital Appreciation Fund, Class F	572,004,569	94,720,986	23,556,106	346,830	(149,627,058)	493,889,221	13,308,791	2,658,221	78,674,825
The Hartford Dividend and Growth Fund, Class F	574,394,330	32,760,970	65,524,115	6,517,989	(46,101,199)	502,047,975	15,862,495	4,158,763	26,871,196
Total	$ 1,719,808,695	$ 155,780,971	$ 89,080,221	$ 6,864,819	$ (274,302,081)	$ 1,519,072,183	44,049,983	$ 14,117,423	$ 115,548,170
Conservative Allocation Fund
Hartford Core Bond ETF	$ 28,705,306	$ 276,647	$ 2,148,577	$ (142,438)	$ (2,924,502)	$ 23,766,436	653,283	$ 179,631	$ 101,470
Hartford Core Equity Fund, Class F	11,953,894	5,916,410	1,373,581	41,315	(2,360,410)	14,177,628	333,827	93,238	290,821
Hartford Large Cap Growth ETF	—	2,964,037	—	—	(659,503)	2,304,534	169,451	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	5,062,983	633,850	1,519,979	33,395	(431,822)	3,778,427	137,148	119,954	—
Hartford Multifactor US Equity ETF	6,697,111	—	2,363,652	656,322	(837,808)	4,151,973	104,575	50,644	—
129

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gains Distribution
Conservative Allocation Fund – (continued)
Hartford Schroders Commodity Strategy ETF	$ —	$ 2,065,430	$ 541,281	$ 117,680	$ 502,480	$ 2,144,309	81,002	$ —	$ —
Hartford Schroders Emerging Markets Equity Fund, Class F	1,024,258	883,718	524,113	(45,638)	(204,940)	1,133,285	69,956	14,596	—
Hartford Schroders International Multi-Cap Value Fund, Class F	2,082,154	1,381,105	1,246,776	(15,323)	(153,737)	2,047,423	213,718	35,297	—
Hartford Schroders Sustainable Core Bond Fund, Class F	—	18,127,286	814,273	(31,117)	(1,511,586)	15,770,310	1,712,303	92,497	—
Hartford Short Duration ETF	12,646,270	—	12,539,375	61,482	(168,377)	—	—	57,750	16,984
Hartford Small Cap Value Fund, Class F	3,439,546	601,079	2,090,838	209,828	(475,504)	1,684,111	146,572	36,737	183,094
The Hartford Equity Income Fund, Class F	7,186,382	1,343,594	4,040,712	336,348	(738,737)	4,086,875	186,786	65,882	498,285
The Hartford Growth Opportunities Fund, Class F	3,809,522	824,542	1,051,867	(313,353)	(1,366,600)	1,902,244	49,141	—	667,711
The Hartford Inflation Plus Fund, Class F	8,636,981	369,019	2,364,035	(20,787)	(531,673)	6,089,505	554,600	294,807	—
The Hartford International Growth Fund, Class F	2,450,108	338,808	1,760,211	(146,569)	(321,166)	560,970	38,902	15,954	8,007
The Hartford International Opportunities Fund, Class F	4,533,809	657,686	1,333,898	(105,505)	(891,487)	2,860,605	177,347	78,633	378,448
The Hartford Small Company Fund, Class F	3,509,978	1,286,827	1,761,038	(348,425)	(941,555)	1,745,787	89,619	—	682,800
The Hartford Strategic Income Fund, Class F	11,051,345	6,629,575	1,572,786	(120,904)	(1,688,016)	14,299,214	1,769,705	255,306	125,783
The Hartford World Bond Fund, Class F	25,159,712	1,784,133	8,310,922	(293,244)	(669,748)	17,669,931	1,754,710	244,624	78,243
Total	$ 137,949,359	$ 46,083,746	$ 47,357,914	$ (126,933)	$ (16,374,691)	$ 120,173,567	8,242,645	$ 1,635,550	$ 3,031,646
Growth Allocation Fund
Hartford Core Bond ETF	$ 37,328,864	$ 13,189,225	$ 7,822,030	$ (518,554)	$ (4,049,482)	$ 38,128,023	1,048,049	$ 268,899	$ 131,954
Hartford Core Equity Fund, Class F	122,906,092	18,284,133	4,585,491	489,148	(20,052,881)	117,041,001	2,755,851	962,337	3,038,328
Hartford Large Cap Growth ETF	—	42,735,872	—	—	(9,886,282)	32,849,590	2,415,411	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	60,128,652	5,382,363	19,042,690	329,944	(4,969,820)	41,828,449	1,518,274	1,424,587	—
Hartford Multifactor US Equity ETF	64,259,836	—	11,226,741	3,018,504	(5,749,662)	50,301,937	1,266,946	531,886	—
Hartford Schroders Commodity Strategy ETF	—	19,147,780	5,795,329	1,259,957	4,472,108	19,084,516	720,924	—	—
130

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gains Distribution
Growth Allocation Fund – (continued)
Hartford Schroders Emerging Markets Equity Fund, Class F	$ 11,920,371	$ 7,081,202	$ 2,289,640	$ (86,834)	$ (2,843,883)	$ 13,781,216	850,692	$ 159,111	$ —
Hartford Schroders International Multi-Cap Value Fund, Class F	21,755,417	18,195,616	13,911,302	(169,175)	(1,850,932)	24,019,624	2,507,268	374,597	—
Hartford Schroders Sustainable Core Bond Fund, Class F	—	10,820,216	164,627	(10,460)	(529,034)	10,116,095	1,098,382	41,251	—
Hartford Short Duration ETF	11,789,728	—	11,690,073	99,601	(199,256)	—	—	53,840	15,833
Hartford Small Cap Value Fund, Class F	39,041,552	7,710,951	23,367,341	951,620	(4,183,541)	20,153,241	1,753,981	435,373	2,180,253
The Hartford Equity Income Fund, Class F	77,630,805	7,317,996	29,861,634	3,281,124	(8,096,612)	50,271,679	2,297,609	727,523	5,336,115
The Hartford Growth Opportunities Fund, Class F	35,559,329	6,282,000	1,016,858	(318,673)	(16,391,019)	24,114,779	622,960	—	6,281,999
The Hartford Inflation Plus Fund, Class F	11,076,769	259,447	10,996,824	333,279	(672,671)	—	—	259,447	—
The Hartford International Growth Fund, Class F	24,866,328	356,557	8,698,857	(1,025,183)	(4,652,229)	10,846,616	752,192	153,926	80,026
The Hartford International Opportunities Fund, Class F	51,165,840	5,102,879	10,773,547	(695,770)	(10,795,124)	34,004,278	2,108,139	864,421	4,238,459
The Hartford Small Company Fund, Class F	38,972,840	11,075,535	17,187,439	(2,845,089)	(11,518,437)	18,497,410	949,559	—	7,562,592
The Hartford Strategic Income Fund, Class F	12,461,743	16,131,292	7,309,274	(490,455)	(1,962,654)	18,830,652	2,330,526	337,160	140,894
The Hartford World Bond Fund, Class F	26,366,929	6,379,437	1,599,851	(66,761)	(1,247,944)	29,831,810	2,962,444	279,805	81,492
Total	$ 647,231,095	$ 195,452,501	$187,339,548	$ 3,536,223	$ (105,179,355)	$ 553,700,916	27,959,207	$ 6,874,163	$ 29,087,945
Moderate Allocation Fund
Hartford Core Bond ETF	$ 59,092,066	$ 2,113,317	$ 4,781,485	$ (316,984)	$ (6,030,462)	$ 50,076,452	1,376,483	$ 372,903	$ 208,885
Hartford Core Equity Fund, Class F	59,553,749	23,593,331	3,880,020	393,630	(11,509,472)	68,151,218	1,604,691	460,768	1,455,153
Hartford Large Cap Growth ETF	—	14,869,729	—	—	(3,385,563)	11,484,166	844,424	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	30,587,300	3,001,143	9,414,955	158,923	(2,542,785)	21,789,626	790,912	724,684	—
Hartford Multifactor US Equity ETF	30,103,823	—	9,450,915	2,583,361	(3,500,592)	19,735,677	497,079	232,356	—
Hartford Schroders Commodity Strategy ETF	—	10,282,281	3,375,841	733,939	2,338,328	9,978,707	376,949	—	—
Hartford Schroders Emerging Markets Equity Fund, Class F	5,977,018	3,819,390	1,219,909	(77,606)	(1,447,913)	7,050,980	435,246	78,752	—
131

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gains Distribution
Moderate Allocation Fund – (continued)
Hartford Schroders International Multi-Cap Value Fund, Class F	$ 12,137,732	$ 8,462,163	$ 6,234,367	$ (84,963)	$ (1,022,337)	$ 13,258,228	1,383,948	$ 210,952	$ —
Hartford Schroders Sustainable Core Bond Fund, Class F	—	29,572,010	1,603,900	(89,317)	(2,249,202)	25,629,591	2,782,800	143,748	—
Hartford Short Duration ETF	20,220,155	—	20,049,239	141,745	(312,661)	—	—	92,338	27,153
Hartford Small Cap Value Fund, Class F	18,487,318	3,320,331	10,922,538	979,895	(2,512,792)	9,352,214	813,944	188,840	977,875
The Hartford Equity Income Fund, Class F	35,930,231	4,275,296	18,971,275	2,207,235	(4,241,757)	19,199,730	877,502	320,785	2,517,257
The Hartford Growth Opportunities Fund, Class F	16,731,724	2,955,867	2,038,228	(621,092)	(7,007,285)	10,020,986	258,873	—	2,955,868
The Hartford Inflation Plus Fund, Class F	15,327,750	352,929	15,218,779	451,403	(913,303)	—	—	352,929	—
The Hartford International Growth Fund, Class F	14,150,176	814,657	6,792,831	(511,784)	(2,451,241)	5,208,977	361,233	87,719	45,605
The Hartford International Opportunities Fund, Class F	26,890,060	2,692,630	6,134,533	(393,153)	(5,595,644)	17,459,360	1,082,415	454,294	2,227,510
The Hartford Small Company Fund, Class F	16,785,310	5,686,750	7,434,592	(1,006,784)	(5,250,516)	8,780,168	450,727	—	3,242,667
The Hartford Strategic Income Fund, Class F	18,440,440	17,775,207	5,245,154	(343,684)	(3,101,102)	27,525,707	3,406,647	476,011	206,516
The Hartford World Bond Fund, Class F	38,648,162	3,818,077	4,879,209	(191,158)	(1,531,828)	35,864,044	3,561,474	388,850	118,255
Total	$ 419,063,014	$ 137,405,108	$137,647,770	$ 4,013,606	$ (62,268,127)	$ 360,565,831	20,905,347	$ 4,585,929	$ 13,982,744
11.	Affiliate Holdings:
As of April 30, 2022, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Retirement Fund	—	—	—	—	—	100%	91%	—	—
Conservative Allocation Fund	—	—	—	—	—	—	N/A	N/A	8%
Global Real Asset Fund (Consolidated)	—	—	—	—	49%	4%	100%	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Retirement Fund	—	—	—	—	—	0%*	0%*	—	—
Conservative Allocation Fund	—	—	—	—	—	—	N/A	N/A	0%*
Global Real Asset Fund (Consolidated)	—	—	—	—	0%*	0%*	0%*	—	—

*	Percentage rounds to zero.
132

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

As of April 30, 2022, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Fund identified below. Therefore, the Fund may experience relatively large purchases or redemptions of its shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Fund listed below as follows:
Fund	Percentage of Fund*
Balanced Income Fund	0% (1)

*	As of April 30, 2022, affiliated funds of funds and the 529 plan were invested in Class F shares.
(1)	Percentage rounds to zero.
12.	Investment Transactions:
For the six-month period ended April 30, 2022, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced Income Fund	$ 3,379,602,482	$ 3,277,694,619	$ 578,674,105	$ 502,549,870	$ 3,958,276,587	$ 3,780,244,489
Balanced Retirement Fund	27,486,532	36,863,233	2,401,195	733,682	29,887,727	37,596,915
Checks and Balances Fund	155,780,971	89,080,221	—	—	155,780,971	89,080,221
Conservative Allocation Fund	46,083,746	47,357,914	—	—	46,083,746	47,357,914
Global Real Asset Fund (Consolidated)	121,258,365	82,521,778	47,949,403	31,846,161	169,207,768	114,367,939
Growth Allocation Fund	195,452,501	187,339,548	—	—	195,452,501	187,339,548
Moderate Allocation Fund	137,405,108	137,647,770	—	—	137,405,108	137,647,770
Multi-Asset Income Fund	173,450,200	192,275,507	62,861,078	50,518,145	236,311,278	242,793,652
13.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2022 and the year ended October 31, 2021:

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Balanced Income Fund
Class A
Shares Sold	24,057,521	$ 378,119,316	56,638,399	$ 912,410,505
Shares Issued for Reinvested Dividends	16,246,395	257,759,155	6,337,681	100,994,661
Shares Redeemed	(21,872,347)	(344,807,570)	(36,941,791)	(592,465,028)
Net Increase (Decrease)	18,431,569	291,070,901	26,034,289	420,940,138
Class C
Shares Sold	8,208,448	$ 127,717,670	19,296,475	$ 305,053,113
Shares Issued for Reinvested Dividends	9,304,434	145,169,715	3,297,597	51,414,604
Shares Redeemed	(22,708,656)	(351,153,901)	(58,220,767)	(919,838,821)
Net Increase (Decrease)	(5,195,774)	(78,266,516)	(35,626,695)	(563,371,104)
Class I
Shares Sold	38,345,287	$ 606,454,452	69,948,705	$ 1,120,430,747
Shares Issued for Reinvested Dividends	15,810,745	250,916,780	6,707,399	106,925,758
Shares Redeemed	(33,066,289)	(521,051,767)	(58,657,625)	(938,978,342)
Net Increase (Decrease)	21,089,743	336,319,465	17,998,479	288,378,163
Class R3
Shares Sold	1,872,860	$ 29,097,026	1,063,857	$ 17,216,888
Shares Issued for Reinvested Dividends	525,438	8,374,649	207,440	3,308,544
Shares Redeemed	(2,166,676)	(33,847,886)	(2,777,225)	(44,675,246)
Net Increase (Decrease)	231,622	3,623,789	(1,505,928)	(24,149,814)
Class R4
Shares Sold	955,317	$ 14,924,099	887,004	$ 14,282,673
Shares Issued for Reinvested Dividends	318,162	5,073,384	138,662	2,216,344
Shares Redeemed	(1,240,358)	(19,452,097)	(1,561,079)	(25,135,399)
Net Increase (Decrease)	33,121	545,386	(535,413)	(8,636,382)
133

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	305,465	$ 4,894,199	579,974	$ 9,384,291
Shares Issued for Reinvested Dividends	142,558	2,276,539	66,159	1,060,329
Shares Redeemed	(256,613)	(4,016,433)	(950,639)	(15,369,058)
Net Increase (Decrease)	191,410	3,154,305	(304,506)	(4,924,438)
Class R6
Shares Sold	2,634,355	$ 42,078,384	3,594,984	$ 58,587,631
Shares Issued for Reinvested Dividends	991,212	15,927,065	432,819	6,981,019
Shares Redeemed	(2,430,623)	(38,663,264)	(3,532,741)	(57,073,871)
Net Increase (Decrease)	1,194,944	19,342,185	495,062	8,494,779
Class Y
Shares Sold	780,712	$ 12,459,281	1,484,827	$ 24,021,575
Shares Issued for Reinvested Dividends	466,933	7,505,063	217,135	3,497,580
Shares Redeemed	(1,136,747)	(18,223,556)	(4,383,419)	(69,378,275)
Net Increase (Decrease)	110,898	1,740,788	(2,681,457)	(41,859,120)
Class F
Shares Sold	18,139,766	$ 285,907,314	34,844,131	$ 559,715,613
Shares Issued for Reinvested Dividends	10,101,377	160,397,530	4,304,296	68,676,058
Shares Redeemed	(14,173,587)	(223,206,005)	(23,220,269)	(373,176,674)
Net Increase (Decrease)	14,067,556	223,098,839	15,928,158	255,214,997
Total Net Increase (Decrease)	50,155,089	$ 800,629,142	19,801,989	$ 330,087,219
Balanced Retirement Fund
Class A
Shares Sold	159,264	$ 1,589,963	1,280,845	$ 12,522,777
Shares Issued for Reinvested Dividends	97,091	972,824	148,787	1,460,156
Shares Redeemed	(633,872)	(6,321,501)	(1,694,231)	(16,578,048)
Net Increase (Decrease)	(377,517)	(3,758,714)	(264,599)	(2,595,115)
Class C
Shares Sold	28,252	$ 281,658	24,636	$ 240,647
Shares Issued for Reinvested Dividends	8,656	87,162	20,436	199,103
Shares Redeemed	(112,674)	(1,123,564)	(1,748,401)	(17,089,916)
Net Increase (Decrease)	(75,766)	(754,744)	(1,703,329)	(16,650,166)
Class I
Shares Sold	63,359	$ 630,123	132,592	$ 1,303,454
Shares Issued for Reinvested Dividends	16,445	164,361	28,029	274,228
Shares Redeemed	(118,586)	(1,178,425)	(447,124)	(4,372,091)
Net Increase (Decrease)	(38,782)	(383,941)	(286,503)	(2,794,409)
Class R3
Shares Sold	2,240	$ 22,374	6,521	$ 64,293
Shares Issued for Reinvested Dividends	994	9,973	1,478	14,497
Shares Redeemed	(10,107)	(100,738)	(16,557)	(160,487)
Net Increase (Decrease)	(6,873)	(68,391)	(8,558)	(81,697)
Class R4
Shares Sold	2,425	$ 24,336	2,211	$ 21,497
Shares Issued for Reinvested Dividends	336	3,350	451	4,407
Shares Redeemed	(459)	(4,564)	(20,753)	(197,627)
Net Increase (Decrease)	2,302	23,122	(18,091)	(171,723)
Class R5
Shares Sold	10,470	$ 104,155	15,106	$ 149,168
Shares Issued for Reinvested Dividends	822	8,234	1,573	15,361
Shares Redeemed	(83,425)	(825,184)	(10,903)	(105,554)
Net Increase (Decrease)	(72,133)	(712,795)	5,776	58,975
Class R6
Shares Sold	—	$ —	116	$ 1,150
Shares Issued for Reinvested Dividends	22	220	32	309
Shares Redeemed	(1)	(7)	(1)	(6)
Net Increase (Decrease)	21	213	147	1,453
134

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	4,944	$ 48,770	65,767	$ 625,085
Shares Issued for Reinvested Dividends	1,899	18,884	3,741	36,383
Shares Redeemed	(25,976)	(257,754)	(100,663)	(972,575)
Net Increase (Decrease)	(19,133)	(190,100)	(31,155)	(311,107)
Class F
Shares Sold	1,117	$ 10,995	4,427	$ 42,532
Shares Issued for Reinvested Dividends	161	1,593	484	4,686
Shares Redeemed	(7,915)	(78,853)	(12,344)	(119,433)
Net Increase (Decrease)	(6,637)	(66,265)	(7,433)	(72,215)
Total Net Increase (Decrease)	(594,518)	$ (5,911,615)	(2,313,745)	$ (22,616,004)
Checks and Balances Fund
Class A
Shares Sold	3,671,308	$ 39,111,583	9,563,346	$ 101,897,212
Shares Issued for Reinvested Dividends	7,848,143	85,484,503	5,644,458	58,040,207
Shares Redeemed	(7,848,246)	(83,711,267)	(16,847,483)	(180,252,796)
Net Increase (Decrease)	3,671,205	40,884,819	(1,639,679)	(20,315,377)
Class C
Shares Sold	524,908	$ 5,548,491	1,174,907	$ 12,383,383
Shares Issued for Reinvested Dividends	541,599	5,859,342	452,569	4,582,397
Shares Redeemed	(1,524,477)	(16,013,061)	(5,515,612)	(58,167,014)
Net Increase (Decrease)	(457,970)	(4,605,228)	(3,888,136)	(41,201,234)
Class I
Shares Sold	1,090,852	$ 11,726,119	3,706,452	$ 40,310,852
Shares Issued for Reinvested Dividends	550,527	6,009,395	313,362	3,236,969
Shares Redeemed	(1,484,881)	(15,850,981)	(1,915,183)	(20,546,580)
Net Increase (Decrease)	156,498	1,884,533	2,104,631	23,001,241
Class R3
Shares Sold	138,150	$ 1,487,257	191,192	$ 2,003,683
Shares Issued for Reinvested Dividends	60,139	652,006	49,697	506,109
Shares Redeemed	(88,736)	(926,146)	(542,623)	(5,833,566)
Net Increase (Decrease)	109,553	1,213,117	(301,734)	(3,323,774)
Class R4
Shares Sold	12,637	$ 132,692	26,224	$ 279,913
Shares Issued for Reinvested Dividends	18,775	203,704	12,954	132,561
Shares Redeemed	(10,276)	(106,399)	(58,304)	(592,123)
Net Increase (Decrease)	21,136	229,997	(19,126)	(179,649)
Class R5
Shares Sold	6,848	$ 70,653	22,472	$ 241,324
Shares Issued for Reinvested Dividends	3,720	39,823	1,945	19,782
Shares Redeemed	(9,046)	(93,866)	(4,192)	(45,527)
Net Increase (Decrease)	1,522	16,610	20,225	215,579
Class F
Shares Sold	40,584	$ 428,099	23,033	$ 236,246
Shares Issued for Reinvested Dividends	12,343	134,588	10,357	106,910
Shares Redeemed	(76,420)	(833,001)	(31,081)	(337,152)
Net Increase (Decrease)	(23,493)	(270,314)	2,309	6,004
Total Net Increase (Decrease)	3,478,451	$ 39,353,534	(3,721,510)	$ (41,797,210)
Conservative Allocation Fund
Class A
Shares Sold	562,801	$ 6,484,172	1,430,178	$ 16,976,189
Shares Issued for Reinvested Dividends	476,597	5,562,977	147,813	1,707,235
Shares Redeemed	(995,447)	(11,293,189)	(1,468,623)	(17,460,347)
Net Increase (Decrease)	43,951	753,960	109,368	1,223,077
135

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C
Shares Sold	67,330	$ 768,056	141,485	$ 1,670,539
Shares Issued for Reinvested Dividends	27,043	313,126	7,232	83,318
Shares Redeemed	(118,148)	(1,330,322)	(488,360)	(5,754,588)
Net Increase (Decrease)	(23,775)	(249,140)	(339,643)	(4,000,731)
Class I
Shares Sold	67,149	$ 755,253	61,083	$ 723,947
Shares Issued for Reinvested Dividends	8,530	99,708	2,902	33,517
Shares Redeemed	(50,095)	(579,744)	(53,321)	(627,085)
Net Increase (Decrease)	25,584	275,217	10,664	130,379
Class R3
Shares Sold	23,604	$ 262,863	54,925	$ 654,224
Shares Issued for Reinvested Dividends	8,402	98,163	2,692	31,199
Shares Redeemed	(60,594)	(687,580)	(113,848)	(1,346,415)
Net Increase (Decrease)	(28,588)	(326,554)	(56,231)	(660,992)
Class R4
Shares Sold	6,171	$ 70,355	8,511	$ 100,790
Shares Issued for Reinvested Dividends	2,754	32,145	1,517	17,531
Shares Redeemed	(734)	(8,272)	(54,409)	(640,616)
Net Increase (Decrease)	8,191	94,228	(44,381)	(522,295)
Class R5
Shares Sold	8,859	$ 102,751	8,708	$ 103,762
Shares Issued for Reinvested Dividends	6,295	73,668	2,384	27,577
Shares Redeemed	(14,571)	(162,624)	(25,760)	(303,431)
Net Increase (Decrease)	583	13,795	(14,668)	(172,092)
Class F
Shares Sold	—	$ —	12,653	$ 145,252
Shares Issued for Reinvested Dividends	703	8,240	256	2,956
Shares Redeemed	(101)	(1,210)	(161)	(1,935)
Net Increase (Decrease)	602	7,030	12,748	146,273
Total Net Increase (Decrease)	26,548	$ 568,536	(322,143)	$ (3,856,381)
Global Real Asset Fund (Consolidated)
Class A
Shares Sold	1,030,850	$ 9,626,066	632,001	$ 6,105,184
Shares Issued for Reinvested Dividends	353,847	3,195,670	37,483	323,853
Shares Redeemed	(265,862)	(2,481,969)	(377,711)	(3,418,339)
Net Increase (Decrease)	1,118,835	10,339,767	291,773	3,010,698
Class C
Shares Sold	107,494	$ 988,037	6,073	$ 56,136
Shares Issued for Reinvested Dividends	12,011	106,616	4,242	36,145
Shares Redeemed	(10,975)	(100,240)	(173,662)	(1,579,032)
Net Increase (Decrease)	108,530	994,413	(163,347)	(1,486,751)
Class I
Shares Sold	3,296,175	$ 31,320,711	431,701	$ 4,154,256
Shares Issued for Reinvested Dividends	442,351	3,992,196	47,677	411,455
Shares Redeemed	(459,435)	(4,207,630)	(537,784)	(4,848,567)
Net Increase (Decrease)	3,279,091	31,105,277	(58,406)	(282,856)
Class R3
Shares Sold	531	$ 5,048	673	$ 6,406
Shares Issued for Reinvested Dividends	2,150	19,581	260	2,264
Shares Redeemed	(2,258)	(21,325)	(9)	(85)
Net Increase (Decrease)	423	3,304	924	8,585
Class R4
Shares Sold	1,292	$ 11,872	191	$ 1,703
Shares Issued for Reinvested Dividends	25	229	52	448
Shares Redeemed	—	—	(1,887)	(18,709)
Net Increase (Decrease)	1,317	12,101	(1,644)	(16,558)
136

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	3,942	$ 37,058	17,762	$ 171,995
Shares Issued for Reinvested Dividends	6,146	54,965	562	4,816
Shares Redeemed	(7,589)	(69,311)	(3,283)	(31,829)
Net Increase (Decrease)	2,499	22,712	15,041	144,982
Class R6(1)
Shares Sold	1,098	$ 10,000	—	$ —
Net Increase (Decrease)	1,098	10,000	—	—
Class Y
Shares Sold	2,564,985	$ 25,215,466	1,434,228	$ 13,837,961
Shares Issued for Reinvested Dividends	1,246,869	11,225,823	172,713	1,488,786
Shares Redeemed	(1,468,131)	(14,237,654)	(1,839,416)	(17,989,119)
Net Increase (Decrease)	2,343,723	22,203,635	(232,475)	(2,662,372)
Class F
Shares Sold	1,294,921	$ 12,061,520	482,965	$ 4,511,387
Shares Issued for Reinvested Dividends	63,627	573,022	281,762	2,428,791
Shares Redeemed	(73,803)	(678,726)	(9,875,282)	(96,716,600)
Net Increase (Decrease)	1,284,745	11,955,816	(9,110,555)	(89,776,422)
Total Net Increase (Decrease)	8,140,261	$ 76,647,025	(9,258,689)	$ (91,060,694)
Growth Allocation Fund
Class A
Shares Sold	855,183	$ 12,323,723	2,198,117	$ 32,736,327
Shares Issued for Reinvested Dividends	2,884,484	42,306,756	1,530,798	21,488,512
Shares Redeemed	(2,341,799)	(33,876,269)	(4,629,236)	(68,691,484)
Net Increase (Decrease)	1,397,868	20,754,210	(900,321)	(14,466,645)
Class C
Shares Sold	76,058	$ 1,095,592	161,540	$ 2,384,415
Shares Issued for Reinvested Dividends	126,826	1,842,400	92,142	1,284,917
Shares Redeemed	(324,766)	(4,619,401)	(1,343,444)	(19,873,369)
Net Increase (Decrease)	(121,882)	(1,681,409)	(1,089,762)	(16,204,037)
Class I
Shares Sold	84,491	$ 1,184,949	228,634	$ 3,402,607
Shares Issued for Reinvested Dividends	61,846	901,566	30,751	429,140
Shares Redeemed	(103,037)	(1,482,538)	(203,045)	(3,005,602)
Net Increase (Decrease)	43,300	603,977	56,340	826,145
Class R3
Shares Sold	21,813	$ 304,345	38,149	$ 557,111
Shares Issued for Reinvested Dividends	34,926	498,087	17,304	237,006
Shares Redeemed	(29,042)	(408,385)	(62,255)	(875,349)
Net Increase (Decrease)	27,697	394,047	(6,802)	(81,232)
Class R4
Shares Sold	9,155	$ 130,818	17,781	$ 260,868
Shares Issued for Reinvested Dividends	15,440	225,267	7,781	108,753
Shares Redeemed	(6,764)	(96,179)	(31,358)	(449,413)
Net Increase (Decrease)	17,831	259,906	(5,796)	(79,792)
Class R5
Shares Sold	14,443	$ 209,878	23,340	$ 348,904
Shares Issued for Reinvested Dividends	24,855	365,301	16,140	226,949
Shares Redeemed	(22,247)	(323,825)	(131,577)	(1,924,710)
Net Increase (Decrease)	17,051	251,354	(92,097)	(1,348,857)
Class F
Shares Sold	1,242	$ 17,776	30,095	$ 436,509
Shares Issued for Reinvested Dividends	4,398	64,193	1,255	17,525
Shares Redeemed	(16,332)	(230,409)	(4,755)	(68,049)
Net Increase (Decrease)	(10,692)	(148,440)	26,595	385,985
Total Net Increase (Decrease)	1,371,173	$ 20,433,645	(2,011,843)	$ (30,968,433)
137

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Moderate Allocation Fund
Class A
Shares Sold	573,331	$ 7,344,706	2,304,152	$ 30,673,658
Shares Issued for Reinvested Dividends	1,706,883	22,335,943	966,673	12,373,503
Shares Redeemed	(1,678,043)	(21,589,983)	(3,310,751)	(43,913,064)
Net Increase (Decrease)	602,171	8,090,666	(39,926)	(865,903)
Class C
Shares Sold	53,933	$ 704,679	127,973	$ 1,669,688
Shares Issued for Reinvested Dividends	61,704	797,277	64,013	811,133
Shares Redeemed	(254,043)	(3,291,318)	(1,230,405)	(16,307,803)
Net Increase (Decrease)	(138,406)	(1,789,362)	(1,038,419)	(13,826,982)
Class I
Shares Sold	64,101	$ 839,365	160,514	$ 2,182,008
Shares Issued for Reinvested Dividends	54,056	710,669	29,926	384,587
Shares Redeemed	(148,998)	(1,920,142)	(161,011)	(2,153,670)
Net Increase (Decrease)	(30,841)	(370,108)	29,429	412,925
Class R3
Shares Sold	131,659	$ 1,643,370	198,750	$ 2,606,040
Shares Issued for Reinvested Dividends	75,047	964,742	35,693	449,855
Shares Redeemed	(128,459)	(1,586,265)	(229,056)	(2,922,939)
Net Increase (Decrease)	78,247	1,021,847	5,387	132,956
Class R4
Shares Sold	8,917	$ 114,884	20,481	$ 271,238
Shares Issued for Reinvested Dividends	15,748	206,550	9,396	120,555
Shares Redeemed	(3,594)	(46,246)	(85,165)	(1,099,707)
Net Increase (Decrease)	21,071	275,188	(55,288)	(707,914)
Class R5
Shares Sold	364,848	$ 4,545,222	148,015	$ 2,014,951
Shares Issued for Reinvested Dividends	37,718	496,255	17,571	225,988
Shares Redeemed	(382,332)	(4,764,293)	(75,210)	(996,458)
Net Increase (Decrease)	20,234	277,184	90,376	1,244,481
Class F
Shares Sold	3,755	$ 50,771	14,275	$ 186,229
Shares Issued for Reinvested Dividends	2,947	38,761	1,409	18,110
Shares Redeemed	(2,461)	(33,097)	(4,789)	(64,627)
Net Increase (Decrease)	4,241	56,435	10,895	139,712
Total Net Increase (Decrease)	556,717	$ 7,561,850	(997,546)	$ (13,470,725)
Multi-Asset Income Fund
Class A
Shares Sold	615,413	$ 12,552,273	1,642,544	$ 35,033,996
Shares Issued for Reinvested Dividends	1,611,494	33,142,939	760,112	16,325,324
Shares Redeemed	(2,003,052)	(40,787,049)	(3,910,820)	(83,435,688)
Net Increase (Decrease)	223,855	4,908,163	(1,508,164)	(32,076,368)
Class C
Shares Sold	55,425	$ 1,149,031	171,219	$ 3,661,331
Shares Issued for Reinvested Dividends	138,134	2,855,280	57,024	1,227,512
Shares Redeemed	(532,310)	(10,909,045)	(1,453,690)	(31,214,774)
Net Increase (Decrease)	(338,751)	(6,904,734)	(1,225,447)	(26,325,931)
Class I
Shares Sold	299,908	$ 6,151,536	2,091,608	$ 44,166,780
Shares Issued for Reinvested Dividends	267,745	5,497,413	146,982	3,149,601
Shares Redeemed	(1,202,737)	(24,328,094)	(2,683,106)	(56,912,453)
Net Increase (Decrease)	(635,084)	(12,679,145)	(444,516)	(9,596,072)
Class R3
Shares Sold	1,832	$ 38,263	8,257	$ 176,649
Shares Issued for Reinvested Dividends	2,607	54,521	1,166	25,363
Shares Redeemed	(7,498)	(149,716)	(22,675)	(493,439)
Net Increase (Decrease)	(3,059)	(56,932)	(13,252)	(291,427)
138

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

	For the Six-Month Period Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	668	$ 13,828	17,809	$ 387,821
Shares Issued for Reinvested Dividends	2,389	50,064	894	19,586
Shares Redeemed	(7,231)	(147,514)	(1,293)	(28,202)
Net Increase (Decrease)	(4,174)	(83,622)	17,410	379,205
Class R5
Shares Sold	1,590	$ 34,848	556	$ 12,118
Shares Issued for Reinvested Dividends	482	10,094	197	4,297
Shares Redeemed	(1,341)	(26,710)	(866)	(18,911)
Net Increase (Decrease)	731	18,232	(113)	(2,496)
Class R6
Shares Sold	1,399	$ 29,244	525	$ 11,454
Shares Issued for Reinvested Dividends	927	19,393	467	10,192
Shares Redeemed	(729)	(14,358)	(898)	(19,564)
Net Increase (Decrease)	1,597	34,279	94	2,082
Class Y
Shares Sold	71,115	$ 1,497,965	80,414	$ 1,735,149
Shares Issued for Reinvested Dividends	18,589	389,066	9,867	215,698
Shares Redeemed	(57,667)	(1,198,184)	(305,520)	(6,406,869)
Net Increase (Decrease)	32,037	688,847	(215,239)	(4,456,022)
Class F
Shares Sold	264,042	$ 5,408,227	603,702	$ 12,874,204
Shares Issued for Reinvested Dividends	229,634	4,708,651	122,848	2,631,335
Shares Redeemed	(488,068)	(9,992,566)	(1,104,412)	(23,556,052)
Net Increase (Decrease)	5,608	124,312	(377,862)	(8,050,513)
Total Net Increase (Decrease)	(717,240)	$ (13,950,600)	(3,767,089)	$ (80,417,542)

(1)	Class R6 of the Global Real Asset Fund commenced operations on February 28, 2022.
14.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 3, 2022. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From November 1, 2021 through March 3, 2022, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2022, none of the Funds had borrowings under this facility.
15.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.	Recent Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.
139

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2022 (Unaudited)

17.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2022, events and transactions subsequent to April 30, 2022, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
Effective May 2, 2022, the Global Real Asset Fund changed its name to Hartford Real Asset Fund and the Subsidiary changed its name from The Hartford Cayman Global Real Asset Fund, Ltd. to Hartford Cayman Real Asset Fund, Ltd. As a result of the Fund’s name change, the Fund also changed its allocation to foreign securities. Please refer to the Global Real Asset Fund's prospectus supplement dated March 1, 2022 for more information.
140

Hartford Multi-Strategy Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
141

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2022), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2022

[This page is intentionally left blank]

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Hartford Balanced Income Fund, Hartford AARP Balanced Retirement Fund, The Hartford Global Real Asset Fund and Hartford Multi-Asset Income Fund are sub-advised by Wellington Management Company LLP (Wellington). HFD and HFMC are not affiliated with Wellington.
MFSAR-MS22    06/22     2231530    Printed in the U.S.A.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: July 1, 2022	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 1, 2022	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 1, 2022	By:	/s/ David A. Naab
David A. Naab
Treasurer
(Principal Financial Officer and Principal Accounting Officer)